UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21295
JPMorgan Trust I
(Exact name of registrant as specified in charter)

390 Madison Avenue
New York, NY 10017
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
390 Madison Avenue
New York, NY 10017
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
Last Day of February
Date of reporting period:
August 31, 2026

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Academy Shares/Ticker: JACXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the "Fund") for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Academy Shares)	$8	0.16%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$348,197,276
Total number of portfolio holdings	72
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.3
2–7 calendar days	5.0
8–30 calendar days	38.4
31–60 calendar days	20.2
61–90 calendar days	3.3
91–180 calendar days	8.3
181+ calendar days	4.5
Availability of Additional Information
At www.jpmorgan.com/academy, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JACXX-826
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Academy Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Agency Shares/Ticker: VPIXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$348,197,276
Total number of portfolio holdings	72
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.3
2–7 calendar days	5.0
8–30 calendar days	38.4
31–60 calendar days	20.2
61–90 calendar days	3.3
91–180 calendar days	8.3
181+ calendar days	4.5
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VPIXX-826
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Agency Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Capital Shares/Ticker: CJTXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Capital Shares)	$8	0.16%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$348,197,276
Total number of portfolio holdings	72
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.3
2–7 calendar days	5.0
8–30 calendar days	38.4
31–60 calendar days	20.2
61–90 calendar days	3.3
91–180 calendar days	8.3
181+ calendar days	4.5
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
CJTXX-826
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Capital Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Empower Shares/Ticker: EJTXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Empower Shares)	$8	0.16%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$348,197,276
Total number of portfolio holdings	72
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.3
2–7 calendar days	5.0
8–30 calendar days	38.4
31–60 calendar days	20.2
61–90 calendar days	3.3
91–180 calendar days	8.3
181+ calendar days	4.5
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
EJTXX-826
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Empower Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan 100% U.S. Treasury Securities Money Market Fund
IM Shares/Ticker: JSMXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (IM Shares)	$5	0.11%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$348,197,276
Total number of portfolio holdings	72
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.3
2–7 calendar days	5.0
8–30 calendar days	38.4
31–60 calendar days	20.2
61–90 calendar days	3.3
91–180 calendar days	8.3
181+ calendar days	4.5
Availability of Additional Information
At www.jpmorganfunds.com/jpmfpages/imshares, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSMXX-826
JPMorgan 100% U.S. Treasury Securities Money Market Fund - IM Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Institutional Class Shares/Ticker: JTSXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Institutional Class Shares)	$10	0.21%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$348,197,276
Total number of portfolio holdings	72
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.3
2–7 calendar days	5.0
8–30 calendar days	38.4
31–60 calendar days	20.2
61–90 calendar days	3.3
91–180 calendar days	8.3
181+ calendar days	4.5
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JTSXX-826
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Institutional Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Morgan Shares/Ticker: HTSXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Morgan Shares)	$28	0.56%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$348,197,276
Total number of portfolio holdings	72
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.3
2–7 calendar days	5.0
8–30 calendar days	38.4
31–60 calendar days	20.2
61–90 calendar days	3.3
91–180 calendar days	8.3
181+ calendar days	4.5
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
HTSXX-826
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Morgan Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan 100% U.S. Treasury Securities Money Market Fund

Premier Shares/Ticker: VHPXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Premier Shares)	$21	0.41%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$348,197,276
Total number of portfolio holdings	72
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.3
2–7 calendar days	5.0
8–30 calendar days	38.4
31–60 calendar days	20.2
61–90 calendar days	3.3
91–180 calendar days	8.3
181+ calendar days	4.5
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VHPXX-826
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Premier Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan 100% U.S. Treasury Securities Money Market Fund

Reserve Shares/Ticker: RJTXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Reserve Shares)	$33	0.66%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$348,197,276
Total number of portfolio holdings	72
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.3
2–7 calendar days	5.0
8–30 calendar days	38.4
31–60 calendar days	20.2
61–90 calendar days	3.3
91–180 calendar days	8.3
181+ calendar days	4.5
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
RJTXX-826
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Reserve Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan California Municipal Money Market Fund

Agency Shares/Ticker: JOYXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Municipal Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$195,445
Total number of portfolio holdings	70
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	26.2
2–7 calendar days	55.4
8–30 calendar days	1.8
31–60 calendar days	8.8
61–90 calendar days	3.1
91–180 calendar days	4.7
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JOYXX-826
JPMorgan California Municipal Money Market Fund - Agency Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan California Municipal Money Market Fund

Institutional Class Shares/Ticker: JGCXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Municipal Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$195,445
Total number of portfolio holdings	70
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	26.2
2–7 calendar days	55.4
8–30 calendar days	1.8
31–60 calendar days	8.8
61–90 calendar days	3.1
91–180 calendar days	4.7
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JGCXX-826
JPMorgan California Municipal Money Market Fund - Institutional Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan California Municipal Money Market Fund

Morgan Shares/Ticker: VCAXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Municipal Money Market Fund (Morgan Shares)	$30	0.59%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$195,445
Total number of portfolio holdings	70
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	26.2
2–7 calendar days	55.4
8–30 calendar days	1.8
31–60 calendar days	8.8
61–90 calendar days	3.1
91–180 calendar days	4.7
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VCAXX-826
JPMorgan California Municipal Money Market Fund - Morgan Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan California Municipal Money Market Fund

Premier Shares/Ticker: JCRXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Municipal Money Market Fund (Premier Shares)	$23	0.45%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$195,445
Total number of portfolio holdings	70
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	26.2
2–7 calendar days	55.4
8–30 calendar days	1.8
31–60 calendar days	8.8
61–90 calendar days	3.1
91–180 calendar days	4.7
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JCRXX-826
JPMorgan California Municipal Money Market Fund - Premier Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan California Municipal Money Market Fund
Service Shares/Ticker: JCVXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Municipal Money Market Fund (Service Shares)	$53	1.05%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$195,445
Total number of portfolio holdings	70
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	26.2
2–7 calendar days	55.4
8–30 calendar days	1.8
31–60 calendar days	8.8
61–90 calendar days	3.1
91–180 calendar days	4.7
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JCVXX-826
JPMorgan California Municipal Money Market Fund - Service Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Corporate Bond Fund
Class A Shares/Ticker: CBRAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Corporate Bond Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Corporate Bond Fund (Class A Shares)	$37	0.74%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$384,382
Total number of portfolio holdings	750
Portfolio turnover rate	41%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
CBRAX-826
JPMorgan Corporate Bond Fund - Class A

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Corporate Bond Fund
Class C Shares/Ticker: CBRCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Corporate Bond Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Corporate Bond Fund (Class C Shares)	$62	1.24%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$384,382
Total number of portfolio holdings	750
Portfolio turnover rate	41%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
CBRCX-826
JPMorgan Corporate Bond Fund - Class C

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Corporate Bond Fund
Class I Shares/Ticker: CBFSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Corporate Bond Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Corporate Bond Fund (Class I Shares)	$25	0.49%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$384,382
Total number of portfolio holdings	750
Portfolio turnover rate	41%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
CBFSX-826
JPMorgan Corporate Bond Fund - Class I

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Corporate Bond Fund
Class R6 Shares/Ticker: CBFVX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Corporate Bond Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Corporate Bond Fund (Class R6 Shares)	$20	0.39%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$384,382
Total number of portfolio holdings	750
Portfolio turnover rate	41%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
CBFVX-826
JPMorgan Corporate Bond Fund - Class R6

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Emerging Markets Debt Fund
Class A Shares/Ticker: JEDAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Debt Fund (Class A Shares)	$53	1.04%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$993,704
Total number of portfolio holdings	329
Portfolio turnover rate	49%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEDAX-826
JPMorgan Emerging Markets Debt Fund - Class A

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Emerging Markets Debt Fund
Class C Shares/Ticker: JEDCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Debt Fund (Class C Shares)	$78	1.54%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$993,704
Total number of portfolio holdings	329
Portfolio turnover rate	49%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEDCX-826
JPMorgan Emerging Markets Debt Fund - Class C

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Emerging Markets Debt Fund
Class I Shares/Ticker: JEMDX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Debt Fund (Class I Shares)	$40	0.79%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$993,704
Total number of portfolio holdings	329
Portfolio turnover rate	49%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEMDX-826
JPMorgan Emerging Markets Debt Fund - Class I

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Emerging Markets Debt Fund
Class R5 Shares/Ticker: JEMRX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Debt Fund (Class R5 Shares)	$35	0.69%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$993,704
Total number of portfolio holdings	329
Portfolio turnover rate	49%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEMRX-826
JPMorgan Emerging Markets Debt Fund - Class R5

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Emerging Markets Debt Fund
Class R6 Shares/Ticker: JEMVX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Debt Fund (Class R6 Shares)	$33	0.64%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$993,704
Total number of portfolio holdings	329
Portfolio turnover rate	49%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEMVX-826
JPMorgan Emerging Markets Debt Fund - Class R6

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Federal Money Market Fund
Agency Shares/Ticker: VFIXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Federal Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Federal Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$7,865,857
Total number of portfolio holdings	48
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	37.4
2–7 calendar days	3.7
8–30 calendar days	33.1
31–60 calendar days	13.1
61–90 calendar days	3.0
91–180 calendar days	6.7
181+ calendar days	3.0
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VFIXX-826
JPMorgan Federal Money Market Fund - Agency Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Federal Money Market Fund
Institutional Class Shares/Ticker: JFMXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Federal Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Federal Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$7,865,857
Total number of portfolio holdings	48
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	37.4
2–7 calendar days	3.7
8–30 calendar days	33.1
31–60 calendar days	13.1
61–90 calendar days	3.0
91–180 calendar days	6.7
181+ calendar days	3.0
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JFMXX-826
JPMorgan Federal Money Market Fund - Institutional Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Federal Money Market Fund
Morgan Shares/Ticker: VFVXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Federal Money Market Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Federal Money Market Fund (Morgan Shares)	$29	0.57%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$7,865,857
Total number of portfolio holdings	48
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	37.4
2–7 calendar days	3.7
8–30 calendar days	33.1
31–60 calendar days	13.1
61–90 calendar days	3.0
91–180 calendar days	6.7
181+ calendar days	3.0
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VFVXX-826
JPMorgan Federal Money Market Fund - Morgan Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan Federal Money Market Fund

Premier Shares/Ticker: VFPXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Federal Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Federal Money Market Fund (Premier Shares)	$21	0.42%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$7,865,857
Total number of portfolio holdings	48
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	37.4
2–7 calendar days	3.7
8–30 calendar days	33.1
31–60 calendar days	13.1
61–90 calendar days	3.0
91–180 calendar days	6.7
181+ calendar days	3.0
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VFPXX-826
JPMorgan Federal Money Market Fund - Premier Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan Floating Rate Income Fund

Class A Shares/Ticker: JPHAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Floating Rate Income Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Floating Rate Income Fund (Class A Shares)	$51	0.99%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$164,766
Total number of portfolio holdings	203
Portfolio turnover rate	8%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPHAX-826
JPMorgan Floating Rate Income Fund - Class A

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Floating Rate Income Fund
Class C Shares/Ticker: JPHCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Floating Rate Income Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Floating Rate Income Fund (Class C Shares)	$76	1.49%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$164,766
Total number of portfolio holdings	203
Portfolio turnover rate	8%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPHCX-826
JPMorgan Floating Rate Income Fund - Class C

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Floating Rate Income Fund
Class I Shares/Ticker: JPHSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Floating Rate Income Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Floating Rate Income Fund (Class I Shares)	$38	0.74%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$164,766
Total number of portfolio holdings	203
Portfolio turnover rate	8%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPHSX-826
JPMorgan Floating Rate Income Fund - Class I

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan Floating Rate Income Fund

Class R6 Shares/Ticker: JPHRX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Floating Rate Income Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Floating Rate Income Fund (Class R6 Shares)	$33	0.64%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$164,766
Total number of portfolio holdings	203
Portfolio turnover rate	8%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPHRX-826
JPMorgan Floating Rate Income Fund - Class R6

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan Global Bond Opportunities Fund

Class A Shares/Ticker: GBOAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Global Bond Opportunities Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Bond Opportunities Fund (Class A Shares)	$45	0.89%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$4,225,991
Total number of portfolio holdings	1,615
Portfolio turnover rate	58%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
GBOAX-826
JPMorgan Global Bond Opportunities Fund - Class A

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Global Bond Opportunities Fund
Class C Shares/Ticker: GBOCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Global Bond Opportunities Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Bond Opportunities Fund (Class C Shares)	$65	1.29%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$4,225,991
Total number of portfolio holdings	1,615
Portfolio turnover rate	58%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
GBOCX-826
JPMorgan Global Bond Opportunities Fund - Class C

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Global Bond Opportunities Fund
Class I Shares/Ticker: GBOSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Global Bond Opportunities Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Bond Opportunities Fund (Class I Shares)	$32	0.64%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$4,225,991
Total number of portfolio holdings	1,615
Portfolio turnover rate	58%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
GBOSX-826
JPMorgan Global Bond Opportunities Fund - Class I

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Global Bond Opportunities Fund
Class R6 Shares/Ticker: GBONX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Global Bond Opportunities Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Bond Opportunities Fund (Class R6 Shares)	$25	0.49%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$4,225,991
Total number of portfolio holdings	1,615
Portfolio turnover rate	58%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
GBONX-826
JPMorgan Global Bond Opportunities Fund - Class R6

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Income Fund
Class A Shares/Ticker: JGIAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Income Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income Fund (Class A Shares)	$33	0.65%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$17,287,285
Total number of portfolio holdings	2,853
Portfolio turnover rate	103%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JGIAX-826
JPMorgan Income Fund - Class A

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Income Fund
Class C Shares/Ticker: JGCGX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Income Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income Fund (Class C Shares)	$61	1.20%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$17,287,285
Total number of portfolio holdings	2,853
Portfolio turnover rate	103%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JGCGX-826
JPMorgan Income Fund - Class C

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Income Fund
Class I Shares/Ticker: JMSIX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Income Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income Fund (Class I Shares)	$20	0.40%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$17,287,285
Total number of portfolio holdings	2,853
Portfolio turnover rate	103%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMSIX-826
JPMorgan Income Fund - Class I

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan Income Fund

Class R6 Shares/Ticker: JMSFX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Income Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income Fund (Class R6 Shares)	$19	0.38%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$17,287,285
Total number of portfolio holdings	2,853
Portfolio turnover rate	103%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMSFX-826
JPMorgan Income Fund - Class R6

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Managed Income Fund
Class I Shares/Ticker: JMGLX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Managed Income Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Managed Income Fund (Class I Shares)	$20	0.39%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,141,422
Total number of portfolio holdings	445
Portfolio turnover rate	44%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMGLX-826
JPMorgan Managed Income Fund - Class I

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Managed Income Fund
Class L Shares/Ticker: JMGIX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Managed Income Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Managed Income Fund (Class L Shares)	$12	0.24%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,141,422
Total number of portfolio holdings	445
Portfolio turnover rate	44%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMGIX-826
JPMorgan Managed Income Fund - Class L

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan New York Municipal Money Market Fund
Agency Shares/Ticker: JONXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Municipal Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,635,961
Total number of portfolio holdings	250
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.5
2–7 calendar days	59.1
8–30 calendar days	0.6
31–60 calendar days	5.6
61–90 calendar days	4.5
91–180 calendar days	1.6
181+ calendar days	8.1
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JONXX-826
JPMorgan New York Municipal Money Market Fund - Agency Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan New York Municipal Money Market Fund
Institutional Class Shares/Ticker: JGNXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Municipal Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,635,961
Total number of portfolio holdings	250
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.5
2–7 calendar days	59.1
8–30 calendar days	0.6
31–60 calendar days	5.6
61–90 calendar days	4.5
91–180 calendar days	1.6
181+ calendar days	8.1
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JGNXX-826
JPMorgan New York Municipal Money Market Fund - Institutional Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan New York Municipal Money Market Fund
Morgan Shares/Ticker: VNYXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Municipal Money Market Fund (Morgan Shares)	$30	0.59%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,635,961
Total number of portfolio holdings	250
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.5
2–7 calendar days	59.1
8–30 calendar days	0.6
31–60 calendar days	5.6
61–90 calendar days	4.5
91–180 calendar days	1.6
181+ calendar days	8.1
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VNYXX-826
JPMorgan New York Municipal Money Market Fund - Morgan Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan New York Municipal Money Market Fund

Premier Shares/Ticker: JNPXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Municipal Money Market Fund (Premier Shares)	$22	0.43%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,635,961
Total number of portfolio holdings	250
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.5
2–7 calendar days	59.1
8–30 calendar days	0.6
31–60 calendar days	5.6
61–90 calendar days	4.5
91–180 calendar days	1.6
181+ calendar days	8.1
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JNPXX-826
JPMorgan New York Municipal Money Market Fund - Premier Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan New York Municipal Money Market Fund

Reserve Shares/Ticker: JNYXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Municipal Money Market Fund (Reserve Shares)	$35	0.70%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,635,961
Total number of portfolio holdings	250
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.5
2–7 calendar days	59.1
8–30 calendar days	0.6
31–60 calendar days	5.6
61–90 calendar days	4.5
91–180 calendar days	1.6
181+ calendar days	8.1
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JNYXX-826
JPMorgan New York Municipal Money Market Fund - Reserve Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan New York Municipal Money Market Fund

Service Shares/Ticker: JNVXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Municipal Money Market Fund (Service Shares)	$52	1.02%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,635,961
Total number of portfolio holdings	250
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.5
2–7 calendar days	59.1
8–30 calendar days	0.6
31–60 calendar days	5.6
61–90 calendar days	4.5
91–180 calendar days	1.6
181+ calendar days	8.1
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JNVXX-826
JPMorgan New York Municipal Money Market Fund - Service Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan Prime Money Market Fund

Academy Shares/Ticker: JPAXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the "Fund") for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Academy Shares)	$8	0.17%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$92,191,735
Total number of portfolio holdings	481
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	40.7
2–7 calendar days	18.0
8–30 calendar days	7.6
31–60 calendar days	9.5
61–90 calendar days	6.5
91–180 calendar days	10.9
181+ calendar days	6.8
Availability of Additional Information
At www.jpmorgan.com/academy, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPAXX-826
JPMorgan Prime Money Market Fund - Academy Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Prime Money Market Fund
Agency Shares/Ticker: VMIXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$92,191,735
Total number of portfolio holdings	481
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	40.7
2–7 calendar days	18.0
8–30 calendar days	7.6
31–60 calendar days	9.5
61–90 calendar days	6.5
91–180 calendar days	10.9
181+ calendar days	6.8
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VMIXX-826
JPMorgan Prime Money Market Fund - Agency Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Prime Money Market Fund
Capital Shares/Ticker: CJPXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Capital Shares)	$8	0.16%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$92,191,735
Total number of portfolio holdings	481
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	40.7
2–7 calendar days	18.0
8–30 calendar days	7.6
31–60 calendar days	9.5
61–90 calendar days	6.5
91–180 calendar days	10.9
181+ calendar days	6.8
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
CJPXX-826
JPMorgan Prime Money Market Fund - Capital Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Prime Money Market Fund
Empower Shares/Ticker: EJPXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Empower Shares)	$9	0.17%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$92,191,735
Total number of portfolio holdings	481
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	40.7
2–7 calendar days	18.0
8–30 calendar days	7.6
31–60 calendar days	9.5
61–90 calendar days	6.5
91–180 calendar days	10.9
181+ calendar days	6.8
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
EJPXX-826
JPMorgan Prime Money Market Fund - Empower Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Prime Money Market Fund
IM Shares/Ticker: JIMXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (IM Shares)	$6	0.11%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$92,191,735
Total number of portfolio holdings	481
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	40.7
2–7 calendar days	18.0
8–30 calendar days	7.6
31–60 calendar days	9.5
61–90 calendar days	6.5
91–180 calendar days	10.9
181+ calendar days	6.8
Availability of Additional Information
At www.jpmorganfunds.com/jpmfpages/imshares, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JIMXX-826
JPMorgan Prime Money Market Fund - IM Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan Prime Money Market Fund

Institutional Class Shares/Ticker: JINXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$92,191,735
Total number of portfolio holdings	481
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	40.7
2–7 calendar days	18.0
8–30 calendar days	7.6
31–60 calendar days	9.5
61–90 calendar days	6.5
91–180 calendar days	10.9
181+ calendar days	6.8
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JINXX-826
JPMorgan Prime Money Market Fund - Institutional Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan Prime Money Market Fund

Morgan Shares/Ticker: VMVXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Morgan Shares)	$26	0.51%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$92,191,735
Total number of portfolio holdings	481
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	40.7
2–7 calendar days	18.0
8–30 calendar days	7.6
31–60 calendar days	9.5
61–90 calendar days	6.5
91–180 calendar days	10.9
181+ calendar days	6.8
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VMVXX-826
JPMorgan Prime Money Market Fund - Morgan Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan Prime Money Market Fund

Premier Shares/Ticker: VPMXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Premier Shares)	$21	0.42%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$92,191,735
Total number of portfolio holdings	481
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	40.7
2–7 calendar days	18.0
8–30 calendar days	7.6
31–60 calendar days	9.5
61–90 calendar days	6.5
91–180 calendar days	10.9
181+ calendar days	6.8
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VPMXX-826
JPMorgan Prime Money Market Fund - Premier Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan Prime Money Market Fund

Reserve Shares/Ticker: JRVXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Reserve Shares)	$36	0.70%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$92,191,735
Total number of portfolio holdings	481
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	40.7
2–7 calendar days	18.0
8–30 calendar days	7.6
31–60 calendar days	9.5
61–90 calendar days	6.5
91–180 calendar days	10.9
181+ calendar days	6.8
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JRVXX-826
JPMorgan Prime Money Market Fund - Reserve Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Short Duration Core Plus Fund
Class A Shares/Ticker: JSDHX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Short Duration Core Plus Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Core Plus Fund (Class A Shares)	$32	0.64%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$6,697,983
Total number of portfolio holdings	1,331
Portfolio turnover rate	25%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSDHX-826
JPMorgan Short Duration Core Plus Fund - Class A

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Short Duration Core Plus Fund
Class C Shares/Ticker: JSDCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Short Duration Core Plus Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Core Plus Fund (Class C Shares)	$57	1.14%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$6,697,983
Total number of portfolio holdings	1,331
Portfolio turnover rate	25%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSDCX-826
JPMorgan Short Duration Core Plus Fund - Class C

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Short Duration Core Plus Fund
Class I Shares/Ticker: JSDSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Short Duration Core Plus Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Core Plus Fund (Class I Shares)	$20	0.39%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$6,697,983
Total number of portfolio holdings	1,331
Portfolio turnover rate	25%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSDSX-826
JPMorgan Short Duration Core Plus Fund - Class I

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan Short Duration Core Plus Fund

Class R6 Shares/Ticker: JSDRX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Short Duration Core Plus Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Core Plus Fund (Class R6 Shares)	$17	0.33%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$6,697,983
Total number of portfolio holdings	1,331
Portfolio turnover rate	25%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSDRX-826
JPMorgan Short Duration Core Plus Fund - Class R6

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan Strategic Income Opportunities Fund

Class A Shares/Ticker: JSOAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Strategic Income Opportunities Fund (Class A Shares)	$48	0.95%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$9,261,009
Total number of portfolio holdings	540
Portfolio turnover rate	310%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
(a)	Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSOAX-826
JPMorgan Strategic Income Opportunities Fund - Class A

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Strategic Income Opportunities Fund
Class C Shares/Ticker: JSOCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Strategic Income Opportunities Fund (Class C Shares)	$73	1.45%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$9,261,009
Total number of portfolio holdings	540
Portfolio turnover rate	310%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
(a)	Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSOCX-826
JPMorgan Strategic Income Opportunities Fund - Class C

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Strategic Income Opportunities Fund
Class I Shares/Ticker: JSOSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Strategic Income Opportunities Fund (Class I Shares)	$35	0.70%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$9,261,009
Total number of portfolio holdings	540
Portfolio turnover rate	310%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
(a)	Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSOSX-826
JPMorgan Strategic Income Opportunities Fund - Class I

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Strategic Income Opportunities Fund
Class R5 Shares/Ticker: JSORX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Strategic Income Opportunities Fund (Class R5 Shares)	$28	0.55%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$9,261,009
Total number of portfolio holdings	540
Portfolio turnover rate	310%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
(a)	Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSORX-826
JPMorgan Strategic Income Opportunities Fund - Class R5

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan Strategic Income Opportunities Fund

Class R6 Shares/Ticker: JSOZX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Strategic Income Opportunities Fund (Class R6 Shares)	$23	0.45%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$9,261,009
Total number of portfolio holdings	540
Portfolio turnover rate	310%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
(a)	Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSOZX-826
JPMorgan Strategic Income Opportunities Fund - Class R6

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan Tax Free Money Market Fund

Agency Shares/Ticker: VTIXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$10,060,469
Total number of portfolio holdings	567
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.3
2–7 calendar days	49.8
8–30 calendar days	5.9
31–60 calendar days	7.7
61–90 calendar days	6.0
91–180 calendar days	3.8
181+ calendar days	6.5
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VTIXX-826
JPMorgan Tax Free Money Market Fund - Agency Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan Tax Free Money Market Fund

Institutional Class Shares/Ticker: JTFXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$10,060,469
Total number of portfolio holdings	567
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.3
2–7 calendar days	49.8
8–30 calendar days	5.9
31–60 calendar days	7.7
61–90 calendar days	6.0
91–180 calendar days	3.8
181+ calendar days	6.5
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JTFXX-826
JPMorgan Tax Free Money Market Fund - Institutional Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Tax Free Money Market Fund
Morgan Shares/Ticker: VTMXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Money Market Fund (Morgan Shares)	$29	0.57%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$10,060,469
Total number of portfolio holdings	567
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.3
2–7 calendar days	49.8
8–30 calendar days	5.9
31–60 calendar days	7.7
61–90 calendar days	6.0
91–180 calendar days	3.8
181+ calendar days	6.5
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VTMXX-826
JPMorgan Tax Free Money Market Fund - Morgan Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan Tax Free Money Market Fund

Premier Shares/Ticker: VXPXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Money Market Fund (Premier Shares)	$21	0.42%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$10,060,469
Total number of portfolio holdings	567
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.3
2–7 calendar days	49.8
8–30 calendar days	5.9
31–60 calendar days	7.7
61–90 calendar days	6.0
91–180 calendar days	3.8
181+ calendar days	6.5
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VXPXX-826
JPMorgan Tax Free Money Market Fund - Premier Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan Tax Free Money Market Fund

Reserve Shares/Ticker: RTJXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Money Market Fund (Reserve Shares)	$34	0.67%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$10,060,469
Total number of portfolio holdings	567
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	20.3
2–7 calendar days	49.8
8–30 calendar days	5.9
31–60 calendar days	7.7
61–90 calendar days	6.0
91–180 calendar days	3.8
181+ calendar days	6.5
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
RTJXX-826
JPMorgan Tax Free Money Market Fund - Reserve Class

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the financial statements filed under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT

COMPANIES.

Semi-Annual Financial Statements
J.P. Morgan Money Market Funds
August 31, 2026 (Unaudited)
JPMorgan Prime Money Market Fund
JPMorgan Institutional Tax Free Money Market Fund
JPMorgan Liquid Assets Money Market Fund
JPMorgan Securities Lending Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan Tax Free Money Market Fund
JPMorgan Municipal Money Market Fund
JPMorgan California Municipal Money Market Fund
JPMorgan New York Municipal Money Market Fund

The following disclosure applies to the JPMorgan Liquid Assets Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan Municipal Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund.
You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. A Fund may impose a fee upon the sale of your shares. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
The following disclosure applies to the JPMorgan Prime Money Market Fund and JPMorgan Institutional Tax Free Money Market Fund.
You could lose money by investing in a Fund. Because the share price of each Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.
The following disclosure applies to the JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund and JPMorgan Securities Lending Money Market Fund.
You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 26.0%
BMO Capital Markets Corp., 3.74%, dated 8/31/2026, due 9/2/2026, repurchase price $125,026, collateralized by Collateralized Mortgage Obligations, 0.69% - 7.16%, due 2/10/2032 - 8/25/2071, with a value of $135,421.	125,000	125,000
BMO Capital Markets Corp., 3.73%, dated 8/31/2026, due 9/3/2026, repurchase price $250,078, collateralized by Asset-Backed Securities, 4.98% - 6.89%, due 11/15/2028 - 9/27/2055, with a value of $265,192.	250,000	250,000
BMO Capital Markets Corp., 3.73%, dated 8/31/2026, due 9/7/2026, repurchase price $60,044, collateralized by Collateralized Mortgage Obligations, 1.50% - 5.49%, due 10/25/2055 - 3/25/2071, with a value of $65,035.	60,000	60,000
BMO Capital Markets Corp., 3.73%, dated 8/31/2026, due 9/7/2026, repurchase price $60,044, collateralized by Collateralized Mortgage Obligations, 5.03% - 5.47%, due 11/18/2043 - 4/25/2071, with a value of $65,035.	60,000	60,000
BMO Capital Markets Corp., 3.75%, dated 8/31/2026, due 9/7/2026, repurchase price $280,204, collateralized by Collateralized Mortgage Obligations, 0.00% - 7.53%, due 8/12/2033 - 3/25/2071 and Corporate Notes and Bonds, 2.88% - 13.50%, due 12/15/2026 - 4/15/2057, with a value of $303,377.	280,000	280,000
BMO Capital Markets Corp., 3.76%, dated 8/31/2026, due 9/7/2026, repurchase price $400,292, collateralized by Asset-Backed Securities, 0.00% - 12.00%, due 8/19/2030 - 11/25/2069 and Collateralized Mortgage Obligations, 0.00% - 13.47%, due 3/25/2030 - 9/25/2071, with a value of $441,396.	400,000	400,000
BMO Capital Markets Corp., 3.77%, dated 8/31/2026, due 9/7/2026, repurchase price $45,033, collateralized by Collateralized Mortgage Obligations, 5.04% - 5.06%, due 3/19/2043 - 9/25/2065, with a value of $48,824.	45,000	45,000
BMO Capital Markets Corp., 3.78%, dated 8/31/2026, due 9/7/2026, repurchase price $110,081, collateralized by Collateralized Mortgage Obligations, 1.50% - 6.12%, due 9/15/2031 - 12/25/2070, with a value of $119,874.	110,000	110,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 3.72%, dated 8/31/2026, due 9/2/2026, repurchase price $375,078, collateralized by Asset-Backed Securities, 5.11% - 5.88%, due 9/15/2028 - 1/20/2039, Collateralized Mortgage Obligations, 2.98% - 8.55%, due 10/18/2030 - 7/27/2071, Corporate Notes and Bonds, 1.65% - 7.75%, due 10/6/2026 - 12/31/2079^^ and FNMA, 4.50%, due 11/25/2061, with a value of $394,651.	375,000	375,000
BNP Paribas SA, 3.77%, dated 8/31/2026, due 9/3/2026, repurchase price $225,071, collateralized by Asset-Backed Securities, 4.46% - 10.37%, due 1/20/2032 - 7/20/2039 and Corporate Notes and Bonds, 0.00% - 13.88%, due 9/15/2028 - 12/31/2079^^, with a value of $243,191.	225,000	225,000
BNP Paribas SA, 3.83%, dated 8/31/2026, due 9/7/2026, repurchase price $463,345, collateralized by Asset-Backed Securities, 5.11% - 6.22%, due 9/15/2028 - 3/20/2055, Collateralized Mortgage Obligations, 0.00% - 9.80%, due 2/15/2035 - 2/25/2070, Corporate Notes and Bonds, 0.90% - 10.75%, due 9/15/2026 - 10/31/2082 and Sovereign Government Securities, 2.25% - 3.38%, due 1/15/2050 - 4/6/2051, with a value of $491,811.	463,000	463,000
BNP Paribas SA, 3.88%, dated 8/31/2026, due 9/7/2026, repurchase price $500,377, collateralized by Asset-Backed Securities, 0.00% - 11.64%, due 9/15/2028 - 11/25/2059 and Corporate Notes and Bonds, 0.00% - 13.88%, due 12/1/2026 - 4/15/2040, with a value of $551,371.	500,000	500,000
BNP Paribas SA, 3.88%, dated 8/31/2026, due 9/7/2026, repurchase price $537,405, collateralized by Asset-Backed Securities, 2.95% - 8.11%, due 12/10/2028 - 7/26/2038, Collateralized Mortgage Obligations, 0.22% - 9.40%, due 7/25/2035 - 7/25/2069, Corporate Notes and Bonds, 0.75% - 10.75%, due 9/9/2026 - 8/24/2085^^, FNMA, 15.01%, due 4/26/2049 and Sovereign Government Securities, 3.00% - 7.50%, due 3/19/2027 - 2/9/2056, with a value of $575,648.	537,000	537,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	1

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
BNP Paribas SA, 4.05%, dated 8/31/2026, due 10/5/2026, repurchase price $50,197, collateralized by Asset-Backed Securities, 4.86% - 5.06%, due 2/25/2035 - 9/25/2035, Corporate Notes and Bonds, 0.00% - 13.88%, due 12/31/2027 - 5/15/2054^^ and Sovereign Government Securities, 0.00%, due 12/15/2035, with a value of $54,984.	50,000	50,000
BNP Paribas SA, 4.05%, dated 8/31/2026, due 10/5/2026, repurchase price $125,492, collateralized by Asset-Backed Securities, 4.86% - 8.70%, due 9/25/2035 - 1/18/2039 and Corporate Notes and Bonds, 0.00% - 13.88%, due 1/15/2027 - 1/15/2084^^, with a value of $136,872.	125,000	125,000
BNP Paribas SA, 4.05%, dated 8/31/2026, due 10/5/2026, repurchase price $200,788, collateralized by Corporate Notes and Bonds, 3.50% - 13.88%, due 3/15/2027 - 2/15/2062^^, with a value of $220,447.	200,000	200,000
BofA Securities, Inc., 3.70%, dated 8/31/2026, due 9/1/2026, repurchase price $400,041, collateralized by Asset-Backed Securities, 2.63% - 9.79%, due 5/1/2028 - 6/20/2056, Collateralized Mortgage Obligations, 5.85%, due 2/20/2037 and Municipal Debt Securities, 6.50%, due 7/1/2036, with a value of $424,013.	400,000	400,000
BofA Securities, Inc., 3.70%, dated 8/31/2026, due 9/1/2026, repurchase price $475,049, collateralized by Asset-Backed Securities, 0.00% - 7.92%, due 1/23/2027 - 12/21/2042, Collateralized Mortgage Obligations, 0.00% - 10.33%, due 11/15/2027 - 9/25/2070, Corporate Notes and Bonds, 0.00%, due 11/24/2028 - 1/31/2050^^, FNMA, 13.01%, due 11/25/2039 and Sovereign Government Securities, 7.15%, due 2/24/2055, with a value of $513,003.	475,000	475,000
BofA Securities, Inc., 4.07%, dated 8/31/2026, due 12/4/2026, repurchase price $131,396, collateralized by Collateralized Mortgage Obligations, 0.11% - 10.86%, due 9/15/2031 - 6/25/2065, Corporate Notes and Bonds, 5.63%, due 7/17/2027 and FNMA, 10.64%, due 3/25/2042, with a value of $140,400.	130,000	130,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Citigroup Global Markets Holdings, Inc., 3.70%, dated 8/31/2026, due 9/1/2026, repurchase price $150,015, collateralized by Corporate Notes and Bonds, 1.65% - 7.38%, due 12/1/2026 - 9/16/2062 and Sovereign Government Securities, 6.55%, due 3/14/2037, with a value of $157,501.	150,000	150,000
Citigroup Global Markets Holdings, Inc., 3.71%, dated 8/31/2026, due 9/1/2026, repurchase price $250,026, collateralized by Certificates of Deposit, 3.74%, due 10/2/2026, Corporate Notes and Bonds, 1.13% - 8.35%, due 9/8/2026 - 7/15/2064 and Sovereign Government Securities, 3.00% - 7.88%, due 4/30/2029 - 9/10/2060, with a value of $262,500.	250,000	250,000
Citigroup Global Markets Holdings, Inc., 3.73%, dated 8/31/2026, due 9/1/2026, repurchase price $950,098, collateralized by U.S. Treasury Securities, 0.25% - 5.00%, due 8/15/2043 - 11/15/2050, with a value of $969,000.	950,000	950,000
Citigroup Global Markets Holdings, Inc., 3.75%, dated 8/31/2026, due 9/1/2026, repurchase price $250,026, collateralized by Asset-Backed Securities, 1.07% - 9.20%, due 3/10/2028 - 8/20/2056, with a value of $265,000.	250,000	250,000
Citigroup Global Markets Holdings, Inc., 3.70%, dated 8/31/2026, due 9/7/2026, repurchase price $150,108, collateralized by Certificates of Deposit, 3.74%, due 10/2/2026, Corporate Notes and Bonds, 1.90% - 7.25%, due 10/5/2026 - 9/15/2059 and Sovereign Government Securities, 1.86%, due 12/1/2032, with a value of $157,500.	150,000	150,000
Citigroup Global Markets Holdings, Inc., 4.12%, dated 8/31/2026, due 11/30/2026, repurchase price $783,071, collateralized by Common Stocks and Preferred Stocks, 4.25%, with a value of $837,000.	775,000	775,000
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Credit Agricole Corporate and Investment Bank, 3.70%, dated 8/31/2026, due 9/1/2026, repurchase price $400,041, collateralized by Asset-Backed Securities, 2.24% - 6.77%, due 4/15/2030 - 10/17/2072, Collateralized Mortgage Obligations, 4.00% - 6.50%, due 7/19/2038 - 9/15/2053, Corporate Notes and Bonds, 1.88% - 11.88%, due 9/30/2026 - 3/15/2082^^, FHLMC, 1.52%, due 3/25/2030, GNMA, 4.49% - 4.79%, due 5/20/2054 - 8/20/2056 and Sovereign Government Securities, 3.88% - 9.13%, due 7/13/2030 - 3/22/2033, with a value of $424,686.	400,000	400,000
Credit Agricole Corporate and Investment Bank, 3.69%, dated 8/31/2026, due 9/2/2026, repurchase price $375,077, collateralized by Asset-Backed Securities, 2.79% - 10.50%, due 4/15/2030 - 3/25/2055, Collateralized Mortgage Obligations, 4.00% - 6.66%, due 3/25/2039 - 2/15/2050, Corporate Notes and Bonds, 2.45% - 11.25%, due 3/15/2027 - 3/15/2082, FHLMC, 4.39%, due 8/25/2056, FNMA, 1.70% - 4.50%, due 11/25/2030 - 4/25/2047, GNMA, 4.50% - 6.50%, due 4/20/2052 - 12/20/2055 and Sovereign Government Securities, 3.50% - 7.63%, due 5/21/2027 - 3/22/2033, with a value of $394,377.	375,000	375,000
Credit Agricole Corporate and Investment Bank, 3.69%, dated 8/31/2026, due 9/3/2026, repurchase price $300,092, collateralized by Asset-Backed Securities, 2.85% - 6.24%, due 4/15/2030 - 4/20/2062, Collateralized Mortgage Obligations, 4.07% - 4.52%, due 2/15/2050 - 9/17/2057, Corporate Notes and Bonds, 1.55% - 10.00%, due 12/23/2026 - 3/15/2082^^, FHLMC, 2.90% - 4.50%, due 10/25/2027 - 7/25/2033, GNMA, 6.50%, due 12/20/2055 and Sovereign Government Securities, 9.13%, due 7/13/2030, with a value of $317,148.	300,000	300,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Credit Agricole Corporate and Investment Bank, 3.69%, dated 8/31/2026, due 9/4/2026, repurchase price $175,072, collateralized by Asset-Backed Securities, 2.06% - 6.47%, due 4/15/2030 - 11/20/2056, Collateralized Mortgage Obligations, 5.73%, due 7/19/2038, Commercial Paper, 0.00%, due 3/25/2027, Corporate Notes and Bonds, 1.55% - 11.25%, due 12/30/2026 - 10/1/2054, FHLMC, 4.39%, due 8/25/2056, FNMA, 1.00% - 4.84%, due 7/25/2028 - 6/25/2055 and Sovereign Government Securities, 3.88% - 9.13%, due 6/15/2028 - 4/17/2035, with a value of $185,140.	175,000	175,000
Credit Agricole Corporate and Investment Bank, 3.71%, dated 8/31/2026, due 9/4/2026, repurchase price $175,072, collateralized by Asset-Backed Securities, 2.85% - 5.76%, due 4/20/2062 - 12/20/2064, Corporate Notes and Bonds, 2.05% - 11.13%, due 10/19/2027 - 12/31/2079^^, FHLMC, 4.39%, due 8/25/2056, GNMA, 4.67%, due 8/20/2056 and Sovereign Government Securities, 4.63% - 5.38%, due 3/30/2031 - 3/22/2033, with a value of $184,422.	175,000	175,000
Credit Agricole Corporate and Investment Bank, 3.74%, dated 8/31/2026, due 9/7/2026, repurchase price $500,364, collateralized by Asset-Backed Securities, 1.99% - 6.90%, due 4/15/2030 - 10/15/2075, Collateralized Mortgage Obligations, 3.12% - 6.50%, due 11/20/2037 - 11/25/2069, Corporate Notes and Bonds, 2.25% - 9.63%, due 10/1/2026 - 5/26/2084^^, GNMA, 4.67%, due 8/20/2056 and Sovereign Government Securities, 2.55% - 9.13%, due 2/6/2028 - 2/17/2045, with a value of $532,511.	500,000	500,000
Fixed Income Clearing Corp., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $750,076, collateralized by U.S. Treasury Securities, 3.63%, due 10/31/2030 - 12/31/2030, with a value of $765,000.	750,000	750,000
Goldman Sachs & Co. LLC, 4.05%, dated 8/31/2026, due 11/2/2026, repurchase price $579,075, collateralized by Asset-Backed Securities, 0.00% - 12.11%, due 10/15/2029 - 6/25/2070, Collateralized Mortgage Obligations, 1.50% - 7.70%, due 7/8/2033 - 12/17/2057, Corporate Notes and Bonds, 0.00% - 17.10%, due 10/15/2026 - 2/15/2045^^ and Sovereign Government Securities, 3.50%, due 7/9/2041, with a value of $620,369.	575,000	575,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	3

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Goldman Sachs & Co. LLC, 4.08%, dated 8/31/2026, due 11/2/2026, repurchase price $654,641, collateralized by Asset-Backed Securities, 0.00% - 12.42%, due 1/25/2027 - 6/25/2070, Collateralized Mortgage Obligations, 0.00% - 17.01%, due 3/26/2029 - 6/25/2066 and Corporate Notes and Bonds, 0.00% - 15.27%, due 9/11/2026 - 2/28/2057, with a value of $698,085.	650,000	650,000
HSBC Securities USA, Inc., 3.73%, dated 8/31/2026, due 9/1/2026, repurchase price $95,010, collateralized by Asset-Backed Securities, 3.59% - 5.06%, due 6/15/2027 - 4/20/2062, FHLMC, 3.00% - 7.00%, due 4/1/2041 - 11/1/2055, FNMA, 2.00% - 7.50%, due 8/1/2029 - 7/1/2056, GNMA, 2.00% - 6.50%, due 3/20/2046 - 8/20/2056 and Municipal Debt Securities, 7.50%, due 8/20/2040, with a value of $100,698.	95,000	95,000
HSBC Securities USA, Inc., 3.73%, dated 8/31/2026, due 9/1/2026, repurchase price $600,062, collateralized by Corporate Notes and Bonds, 2.15% - 8.75%, due 6/15/2027 - 12/31/2079^^, FHLMC, 1.50% - 7.00%, due 1/1/2028 - 9/1/2056, FNMA, 2.00% - 7.00%, due 7/1/2027 - 9/1/2064 and GNMA, 2.00% - 7.00%, due 12/15/2038 - 5/15/2058, with a value of $630,010.	600,000	600,000
ING Financial Markets LLC, 3.73%, dated 8/31/2026, due 9/1/2026, repurchase price $56,006, collateralized by Corporate Notes and Bonds, 1.65% - 6.61%, due 7/27/2027 - 3/3/2055, FHLMC, 4.00% - 6.50%, due 2/1/2040 - 7/1/2056, FNMA, 3.50% - 6.34%, due 5/1/2033 - 4/1/2056, GNMA, 6.50% - 7.00%, due 10/15/2030 - 8/20/2056 and U.S. Treasury Securities, 3.50%, due 1/15/2029, with a value of $58,377.	56,000	56,000
ING Financial Markets LLC, 3.73%, dated 8/31/2026, due 9/1/2026, repurchase price $200,021, collateralized by Corporate Notes and Bonds, 1.45% - 10.75%, due 9/11/2026 - 8/1/2069, FHLMC, 4.50% - 6.50%, due 9/1/2039 - 7/1/2056, FNMA, 3.50% - 5.98%, due 5/1/2033 - 4/1/2056 and GNMA, 6.00% - 7.00%, due 10/15/2034 - 8/20/2056, with a value of $209,651.	200,000	200,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

ING Financial Markets LLC, 3.73%, dated 8/31/2026, due 9/1/2026, repurchase price $300,031, collateralized by Common Stocks, with a value of $324,034.	300,000	300,000
ING Financial Markets LLC, 3.73%, dated 8/31/2026, due 9/1/2026, repurchase price $400,041, collateralized by Common Stocks, with a value of $432,045.	400,000	400,000
ING Financial Markets LLC, 4.11%, dated 8/31/2026, due 10/5/2026, repurchase price $100,400, collateralized by Common Stocks, with a value of $108,752.	100,000	100,000
ING Financial Markets LLC, 4.11%, dated 8/31/2026, due 10/5/2026, repurchase price $476,898, collateralized by Common Stocks, with a value of $516,631.	475,000	475,000
ING Financial Markets LLC, 4.12%, dated 8/31/2026, due 10/23/2026, repurchase price $201,213, collateralized by Common Stocks, with a value of $217,483.	200,000	200,000
Mitsubishi UFJ Trust & Banking Corp., 3.74%, dated 8/31/2026, due 9/3/2026, repurchase price $1,000,312, collateralized by Corporate Notes and Bonds, 0.00% - 6.20%, due 9/11/2026 - 7/9/2033, with a value of $1,050,546.	1,000,000	1,000,000
MUFG Securities Americas, Inc., 3.71%, dated 8/31/2026, due 9/1/2026, repurchase price $125,013, collateralized by Corporate Notes and Bonds, 5.25% - 6.25%, due 8/1/2031 - 5/18/2036 and Municipal Debt Securities, 4.00% - 5.25%, due 6/1/2039 - 10/1/2056, with a value of $131,264.	125,000	125,000
Natixis SA, 3.75%, dated 8/31/2026, due 9/1/2026, repurchase price $75,008, collateralized by Asset-Backed Securities, 2.82% - 10.96%, due 7/15/2032 - 6/25/2066, Collateralized Mortgage Obligations, 2.41% - 6.70%, due 10/20/2042 - 10/25/2067 and Corporate Notes and Bonds, 2.65% - 12.00%, due 2/15/2028 - 6/9/2056^^, with a value of $80,132.	75,000	75,000
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Natixis SA, 3.79%, dated 8/31/2026, due 9/1/2026, repurchase price $70,007, collateralized by Asset-Backed Securities, 4.73% - 9.24%, due 10/22/2030 - 6/15/2056, Collateralized Mortgage Obligations, 4.40% - 5.45%, due 8/15/2036 - 10/25/2067, Corporate Notes and Bonds, 2.51% - 12.00%, due 1/15/2029 - 3/15/2082 and Sovereign Government Securities, 3.75%, due 9/12/2031, with a value of $74,711.	70,000	70,000
Natixis SA, 3.82%, dated 8/31/2026, due 9/1/2026, repurchase price $200,021, collateralized by Common Stocks, with a value of $216,023.	200,000	200,000
Natixis SA, 3.80%, dated 8/31/2026, due 9/2/2026, repurchase price $60,013, collateralized by Asset-Backed Securities, 4.75% - 7.70%, due 7/25/2031 - 6/25/2066, Collateralized Mortgage Obligations, 5.28% - 5.73%, due 8/15/2042 - 7/25/2063, Corporate Notes and Bonds, 3.88% - 9.50%, due 2/15/2028 - 9/15/2056 and Sovereign Government Securities, 5.75%, due 5/11/2047, with a value of $64,685.	60,000	60,000
Natixis SA, 3.75%, dated 8/31/2026, due 9/3/2026, repurchase price $120,038, collateralized by Asset-Backed Securities, 3.60% - 10.21%, due 10/15/2030 - 6/15/2056, Collateralized Mortgage Obligations, 4.26% - 6.52%, due 12/25/2035 - 10/25/2065, Corporate Notes and Bonds, 1.90% - 9.50%, due 2/15/2028 - 11/26/2085^^ and Sovereign Government Securities, 3.75% - 7.25%, due 1/15/2031 - 5/11/2047, with a value of $127,859.	120,000	120,000
Natixis SA, 3.75%, dated 8/31/2026, due 9/4/2026, repurchase price $120,050, collateralized by Asset-Backed Securities, 3.35% - 8.60%, due 2/15/2029 - 6/15/2056, Collateralized Mortgage Obligations, 4.40% - 5.28%, due 8/15/2036 - 10/25/2065, Corporate Notes and Bonds, 1.50% - 12.00%, due 3/15/2027 - 11/23/2081^^ and Sovereign Government Securities, 3.75% - 7.25%, due 9/12/2031 - 5/29/2032, with a value of $128,112.	120,000	120,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Natixis SA, 3.79%, dated 8/31/2026, due 9/4/2026, repurchase price $470,198, collateralized by Asset-Backed Securities, 3.60% - 11.16%, due 9/7/2030 - 7/17/2056, Collateralized Mortgage Obligations, 2.41% - 6.85%, due 5/12/2034 - 2/25/2067, Corporate Notes and Bonds, 2.40% - 12.00%, due 5/25/2027 - 1/15/2084^^ and Sovereign Government Securities, 3.75% - 9.38%, due 1/15/2031 - 5/11/2047, with a value of $503,526.	470,000	470,000
Natixis SA, 3.80%, dated 8/31/2026, due 9/7/2026, repurchase price $610,451, collateralized by Asset-Backed Securities, 2.70% - 11.69%, due 9/7/2030 - 6/25/2066, Collateralized Mortgage Obligations, 3.66% - 6.70%, due 8/15/2036 - 6/25/2066, Corporate Notes and Bonds, 1.50% - 12.00%, due 5/25/2027 - 11/23/2081^^ and Sovereign Government Securities, 4.50% - 7.25%, due 2/12/2032 - 1/19/2063, with a value of $653,088.	610,000	610,000
Natixis SA, 3.80%, dated 8/31/2026, due 9/8/2026, repurchase price $50,042, collateralized by Asset-Backed Securities, 2.82% - 10.14%, due 10/15/2031 - 3/27/2056, Collateralized Mortgage Obligations, 2.41% - 5.73%, due 12/25/2035 - 2/25/2067 and Corporate Notes and Bonds, 4.25% - 12.00%, due 1/15/2029 - 11/23/2081, with a value of $53,720.	50,000	50,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	5

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Pershing LLC, 4.06%, dated 8/31/2026, due
11/19/2026, repurchase price $126,128,
collateralized by Asset-Backed Securities,
5.60% - 7.79%, due 7/30/2032 -
7/15/2038, Certificates of Deposit, 3.90%,
due 10/22/2026, Collateralized Mortgage
Obligations, 3.23% - 6.62%, due 8/25/2031
- 11/17/2050, Commercial Paper, 0.00%,
due 9/1/2026 - 10/19/2026, Corporate
Notes and Bonds, 0.00% - 9.63%, due
11/4/2026 - 8/3/2055^^, FFCB, 2.80%, due
5/3/2029, FHLMC, 3.50% - 6.00%, due
10/15/2032 - 7/1/2056, FNMA, 6.50% -
8.49%, due 5/25/2042 - 8/25/2056, GNMA,
1.83% - 7.00%, due 9/20/2035 -
6/20/2076, Municipal Debt Securities,
4.00% - 7.50%, due 1/1/2032 - 9/1/2059,
Tennessee Valley Authority, 1.50% - 4.88%,
due 9/15/2031 - 5/15/2035 and
U.S. Treasury Securities, 0.00% - 4.75%, due
10/8/2026 - 8/15/2055, with a value of
$132,650.
	125,000	125,000
RBC Capital Markets LLC, 3.73%, dated 8/31/2026, due 9/2/2026, repurchase price $650,135, collateralized by Certificates of Deposit, 3.96% - 4.40%, due 5/12/2027 - 12/31/2037, Commercial Paper, 0.00%, due 9/1/2026 - 11/20/2026 and Corporate Notes and Bonds, 0.44% - 8.50%, due 9/15/2026 - 10/28/2085^^, with a value of $682,505.	650,000	650,000
Societe Generale SA, 3.72%, dated 8/31/2026, due 9/1/2026, repurchase price $775,080, collateralized by Asset-Backed Securities, 1.48% - 6.31%, due 7/17/2028 - 5/20/2053, Collateralized Mortgage Obligations, 2.15% - 8.58%, due 1/16/2037 - 9/25/2071 and Corporate Notes and Bonds, 1.24% - 9.25%, due 9/14/2026 - 10/31/2085^^, with a value of $818,360.	775,000	775,000
Societe Generale SA, 3.73%, dated 8/31/2026, due 9/1/2026, repurchase price $250,026, collateralized by Asset-Backed Securities, 5.04%, due 7/15/2031, Corporate Notes and Bonds, 2.00% - 7.77%, due 4/22/2027 - 11/26/2085^^, Sovereign Government Securities, 4.88% - 5.75%, due 10/4/2033 - 10/28/2034 and U.S. Treasury Securities, 0.00%, due 2/15/2038 - 5/15/2056, with a value of $262,683.	250,000	250,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 3.75%, dated 8/31/2026, due 9/1/2026, repurchase price $240,025, collateralized by Collateralized Mortgage Obligations, 4.26% - 7.39%, due 5/25/2037 - 12/25/2070, Corporate Notes and Bonds, 0.00% - 12.25%, due 10/1/2026 - 11/1/2055^^ and Sovereign Government Securities, 4.50% - 9.38%, due 1/13/2028 - 5/15/2034, with a value of $259,064.	240,000	240,000
Societe Generale SA, 3.73%, dated 8/31/2026, due 9/2/2026, repurchase price $550,114, collateralized by Asset-Backed Securities, 4.32% - 5.13%, due 10/20/2028 - 10/15/2029 and Corporate Notes and Bonds, 1.50% - 8.25%, due 2/10/2027 - 12/31/2079^^, with a value of $577,971.	550,000	550,000
Societe Generale SA, 3.76%, dated 8/31/2026, due 9/2/2026, repurchase price $175,037, collateralized by Asset-Backed Securities, 4.96% - 6.31%, due 7/15/2031 - 7/30/2054 and Corporate Notes and Bonds, 0.00% - 14.38%, due 9/13/2027 - 8/22/2057, with a value of $188,462.	175,000	175,000
Societe Generale SA, 3.73%, dated 8/31/2026, due 9/3/2026, repurchase price $325,101, collateralized by Asset-Backed Securities, 4.12% - 6.03%, due 3/20/2030 - 7/30/2054, Collateralized Mortgage Obligations, 5.47%, due 5/25/2066, Corporate Notes and Bonds, 1.93% - 7.50%, due 2/10/2027 - 9/14/2077 and Sovereign Government Securities, 5.60% - 5.75%, due 10/28/2034 - 5/14/2049, with a value of $342,152.	325,000	325,000
Societe Generale SA, 4.03%, dated 8/31/2026, due 11/13/2026, repurchase price $378,106, collateralized by Asset-Backed Securities, 4.93% - 5.87%, due 3/15/2033 - 4/19/2039, Collateralized Mortgage Obligations, 4.93% - 7.03%, due 1/15/2042 - 9/25/2071, Corporate Notes and Bonds, 0.00% - 10.50%, due 4/13/2027 - 10/31/2082 and Sovereign Government Securities, 6.63% - 7.63%, due 5/15/2034 - 2/17/2045, with a value of $400,005.	375,000	375,000
TD Securities USA LLC, 3.74%, dated 8/31/2026, due 9/1/2026, repurchase price $400,042, collateralized by Municipal Debt Securities, 2.00% - 7.63%, due 9/1/2029 - 5/1/2055, with a value of $420,044.	400,000	400,000
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
TD Securities USA LLC, 3.75%, dated 8/31/2026, due 9/1/2026, repurchase price $300,031, collateralized by Corporate Notes and Bonds, 4.13% - 6.58%, due 2/15/2028 - 2/15/2055, with a value of $315,033.	300,000	300,000
TD Securities USA LLC, 3.76%, dated 8/31/2026, due 9/7/2026, repurchase price $950,695, collateralized by Corporate Notes and Bonds, 2.30% - 6.50%, due 3/15/2027 - 8/17/2037, with a value of $1,003,960.	950,000	950,000
TD Securities USA LLC, 3.78%, dated 8/31/2026, due 9/7/2026, repurchase price $600,441, collateralized by Corporate Notes and Bonds, 2.80% - 11.25%, due 2/15/2027 - 10/1/2035, with a value of $652,219.	600,000	600,000
UBS Securities LLC, 3.80%, dated 8/31/2026, due 9/7/2026, repurchase price $300,222, collateralized by Corporate Notes and Bonds, 1.25% - 12.25%, due 9/1/2026 - 1/15/2084^^, Sovereign Government Securities, 1.00% - 8.88%, due 9/30/2027 - 7/9/2041 and U.S. Treasury Securities, 4.13% - 4.38%, due 7/15/2029 - 7/31/2033, with a value of $321,795.	300,000	300,000
Wells Fargo Securities LLC, 3.73%, dated 8/31/2026, due 9/1/2026, repurchase price $250,026, collateralized by Collateralized Mortgage Obligations, 0.38% - 6.88%, due 5/15/2035 - 10/25/2070, with a value of $270,028.	250,000	250,000
Wells Fargo Securities LLC, 3.78%, dated 8/31/2026, due 9/3/2026, repurchase price $300,095, collateralized by Certificates of Deposit, 0.00% - 7.50%, due 10/28/2026 - 11/1/2030, with a value of $315,232.	300,000	300,000
Wells Fargo Securities LLC, 3.78%, dated 8/31/2026, due 9/4/2026, repurchase price $125,053, collateralized by Collateralized Mortgage Obligations, 0.41% - 5.78%, due 8/16/2038 - 8/25/2065, with a value of $135,099.	125,000	125,000
Wells Fargo Securities LLC, 4.09%, dated 8/31/2026, due 10/23/2026, repurchase price $251,505, collateralized by Municipal Debt Securities, 0.00% - 7.50%, due 8/1/2027 - 7/1/2066, with a value of $265,016.	250,000	250,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wells Fargo Securities LLC, 4.06%, dated 8/31/2026, due 11/18/2026, repurchase price $201,782, collateralized by Asset-Backed Securities, 1.27% - 9.04%, due 12/15/2027 - 12/15/2070, with a value of $214,152.	200,000	200,000
Wells Fargo Securities LLC, 4.03%, dated 8/31/2026, due 11/24/2026, repurchase price $151,427, collateralized by Collateralized Mortgage Obligations, 0.15% - 7.65%, due 4/17/2034 - 8/25/2066, with a value of $163,632.	150,000	150,000
Wells Fargo Securities LLC, 4.06%, dated 8/31/2026, due 11/24/2026, repurchase price $151,438, collateralized by Municipal Debt Securities, 0.00% - 8.00%, due 10/1/2026 - 8/1/2069, with a value of $159,593.	150,000	150,000
Total Repurchase Agreements (Cost $24,001,000)		24,001,000
Municipal Bonds — 1.2%
Alaska — 0.2%
Alaska Housing Finance Corp., State Capital Project II Series 2022A, Rev., VRDO, LOC : Barclays Bank plc, 3.72%, 9/8/2026 (a)	167,000	167,000
Colorado — 0.1%
Colorado Housing and Finance Authority Series 2026F-2, Class I, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 3.72%, 9/8/2026 (a)	15,500	15,500
Colorado Housing and Finance Authority, Single Family Mortgage
Series 2024E-2, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 3.72%, 9/8/2026 (a)	28,000	28,000
Series 2024G-2, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 3.72%, 9/8/2026 (a)	20,000	20,000
Series 2025L-2, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 3.72%, 9/8/2026 (a)	25,000	25,000
Series 2025N-2, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 3.72%, 9/8/2026 (a)	19,000	19,000
Series 2026G2, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 3.72%, 9/8/2026 (a)	18,000	18,000
Colorado Housing and Finance Authority, Single Family Mortgage Housing Series 2026I-2, Class I, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Bank of America NA, 3.72%, 9/8/2026 (a)	17,500	17,500
Total Colorado		143,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	7

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — 0.1%
Illinois Finance Authority, Gotion Illinois New Energy, Inc., Project Series 2026B, Rev., VRDO, LOC : Standard Charter, 3.85%, 9/8/2026 (a) (b)	40,000	40,000
Illinois Finance Authority, University of Chicago Series 2025A, Rev., VRDO, LIQ : Northern Trust Co. (The), 3.72%, 9/8/2026 (a)	41,500	41,500
Total Illinois		81,500
Iowa — 0.1%
Iowa Student Loan Liquidity Corp., Student Loan Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 3.72%, 9/8/2026 (a)	58,598	58,598
Massachusetts — 0.1%
Massachusetts Housing Finance Agency, Single Family
Series 244, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 3.72%, 9/8/2026 (a)	36,000	36,000
Series 248, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : State Street Bank & Trust Co., 3.72%, 9/8/2026 (a)	25,000	25,000
Total Massachusetts		61,000
Minnesota — 0.2%
Ecmc Group, Inc. Series 23-1, VRDO, 3.77%, 9/8/2026 (a)	69,118	69,118
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2024Q, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : State Street Bank & Trust Co., 3.72%, 9/8/2026 (a)	33,490	33,490
Series 2024S, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : State Street Bank & Trust Co., 3.72%, 9/8/2026 (a)	14,845	14,845
Series 2024W, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.72%, 9/8/2026 (a)	19,900	19,900
Series 2025B, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 3.72%, 9/8/2026 (a)	9,855	9,855
Series 2025E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 3.72%, 9/8/2026 (a)	33,795	33,795
Series 2026N, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 3.72%, 9/8/2026 (a)	15,000	15,000
Total Minnesota		196,003
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Hampshire — 0.2%
New Hampshire Business Finance Authority, Hanwa Q Cells USA, Inc., Project Series 2024A, Rev., VRDO, LOC : Kookmin Bank, 3.97%, 9/8/2026 (a) (b)	125,000	125,000
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023, Rev., VRDO, LOC : Korea Development Bank, 3.84%, 9/8/2026 (a) (b)	27,705	27,705
Total New Hampshire		152,705
Pennsylvania — 0.1%
Pennsylvania Higher Education Assistance Agency
Series 2024A, Rev., VRDO, LOC : Bank of America NA, 3.72%, 9/8/2026 (a)	26,994	26,994
Series 2025A, Rev., VRDO, LOC : Bank of America NA, 3.72%, 9/8/2026 (a)	45,441	45,441
Total Pennsylvania		72,435
Texas — 0.1%
North Texas Higher Education Authority, Inc. Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 3.72%, 9/8/2026 (a)	19,600	19,600
North Texas Higher Education Authority, Inc., Student Loan Asset Backed Notes Series 2026, Rev., VRDO, LOC : Royal Bank of Canada, 3.72%, 9/8/2026 (a)	48,300	48,300
State of Texas, Public Finance Authority Series 2024A, GO, VRDO, LIQ : FHLB, 3.72%, 9/8/2026 (a)	48,000	48,000
State of Texas, Veterans Series 2023A, GO, VRDO, LIQ : Texas State Comptroller, 3.72%, 9/8/2026 (a)	31,100	31,100
Total Texas		147,000
Total Municipal Bonds (Cost $1,079,241)		1,079,241
Short Term Investments — 70.4%
Commercial Paper — 38.4%
ANZ New Zealand International Ltd. (New Zealand), 4.11%, 3/1/2027 (b) (c)	125,000	122,420
Atlantic Asset Securitization LLC, (SOFR + 0.29%), 3.94%, 9/1/2026 (b) (d)	50,000	49,999
Australia & New Zealand Banking Group Ltd. (Australia)
(SOFR + 0.27%), 3.92%, 9/1/2026 (b) (d)	130,000	129,991
3.65%, 10/28/2026 (b) (c)	31,000	30,811
3.65%, 10/29/2026 (b) (c)	67,000	66,584
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
3.63%, 11/4/2026 (b) (c)	30,000	29,794
3.87%, 11/5/2026 (b) (c)	165,000	163,849
3.69%, 11/27/2026 (b) (c)	120,000	118,866
Automatic Data Processing, Inc., 3.67%, 9/2/2026 (b) (c)	1,195,000	1,194,757
Banco Santander SA (Spain)
3.79%, 9/4/2026 (b) (c)	135,000	134,945
3.99%, 10/1/2026 (b) (c)	300,000	299,021
3.94%, 10/9/2026 (b) (c)	135,000	134,444
3.91%, 11/3/2026 (b) (c)	137,000	136,060
Bank of Montreal (Canada)
(SOFR + 0.30%), 3.95%, 9/1/2026 (d)	80,000	80,007
(SOFR + 0.38%), 4.03%, 9/1/2026 (b) (d)	100,000	100,002
(SOFR + 0.42%), 4.07%, 9/1/2026 (b) (d)	108,000	108,003
(SOFR + 0.42%), 4.07%, 9/1/2026 (b) (d)	60,000	60,018
(SOFR + 0.45%), 4.10%, 9/1/2026 (b) (d)	65,000	65,009
3.94%, 9/3/2026 (c)	115,000	114,965
3.77%, 12/4/2026 (b) (c)	100,000	98,976
Bank of New York Mellon (The)
3.91%, 11/23/2026 (c)	150,000	148,648
4.12%, 5/21/2027 (c)	150,000	145,429
Bank of New Zealand (New Zealand)
3.80%, 9/8/2026 (b) (c)	100,000	99,919
3.99%, 9/30/2026 (b) (c)	93,000	92,710
3.93%, 10/15/2026 (b) (c)	75,000	74,647
3.90%, 10/28/2026 (b) (c)	75,000	74,542
3.92%, 12/1/2026 (b) (c)	60,000	59,406
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.29%), 3.94%, 9/1/2026 (b) (d)	184,000	184,034
(SOFR + 0.30%), 3.95%, 9/1/2026 (b) (d)	138,000	138,031
(SOFR + 0.31%), 3.96%, 9/1/2026 (b) (d)	15,000	15,001
(SOFR + 0.32%), 3.97%, 9/1/2026 (b) (d)	125,000	125,039
3.72%, 11/30/2026 (b) (c)	110,000	108,910
3.68%, 2/12/2027 (b) (c)	131,000	128,604
3.96%, 3/18/2027 (b) (c)	100,000	97,745
4.01%, 4/15/2027 (b) (c)	78,000	75,977
4.00%, 4/16/2027 (b) (c)	131,000	127,586
4.11%, 5/20/2027 (b) (c)	153,000	148,373
4.14%, 6/3/2027 (b) (c)	62,000	60,019
Barclays Bank plc (United Kingdom)
3.66%, 9/1/2026 (b) (c)	315,000	314,968
(SOFR + 0.27%), 3.92%, 9/1/2026 (b) (d)	150,000	150,004
4.01%, 9/28/2026 (b) (c)	100,000	99,712
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Barton Capital SA (France)
(SOFR + 0.32%), 3.97%, 9/1/2026 (b) (d)	100,000	100,046
3.97%, 10/5/2026 (b) (c)	53,000	52,804
Bedford Row Funding Corp., 3.70%, 11/20/2026 (b) (c)	200,000	198,245
Bennington Stark Capital Co. LLC
3.90%, 9/3/2026 (b) (c)	125,000	124,962
3.70%, 9/4/2026 (b) (c)	125,146	125,095
3.93%, 9/23/2026 (b) (c)	100,000	99,759
BNP Paribas SA (France)
(SOFR + 0.28%), 3.93%, 9/1/2026 (d)	128,000	128,048
3.89%, 10/23/2026 (c)	130,000	129,285
3.91%, 11/20/2026 (c)	131,000	129,869
3.93%, 12/9/2026 (c)	167,000	165,197
3.94%, 12/14/2026 (c)	150,000	148,296
BofA Securities, Inc., 3.95%, 12/9/2026 (c)	250,000	247,250
BPCE SA (France)
3.98%, 11/23/2026 (b) (c)	140,000	138,727
4.13%, 1/13/2027 (c)	186,000	183,217
Britannia Funding Co. LLC
(SOFR + 0.28%), 3.93%, 9/1/2026 (b) (d)	150,000	150,002
(SOFR + 0.37%), 4.02%, 9/1/2026 (b) (d)	105,000	105,002
(SOFR + 0.45%), 4.10%, 9/1/2026 (b) (d)	120,000	120,024
4.02%, 9/25/2026 (b) (c)	200,000	199,474
4.26%, 2/3/2027 (b) (c)	100,000	98,241
Caisse D'amortissement De La Dette Sociale (France)
3.93%, 9/30/2026 (b) (c)	150,000	149,535
4.07%, 2/19/2027 (b) (c)	232,000	227,495
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.29%), 3.94%, 9/1/2026 (b) (d)	137,000	137,035
(SOFR + 0.32%), 3.97%, 9/1/2026 (b) (d)	255,000	255,136
(SOFR + 0.40%), 4.05%, 9/1/2026 (b) (d)	130,000	130,077
(SOFR + 0.42%), 4.07%, 9/1/2026 (b) (d)	257,000	257,090
(SOFR + 0.42%), 4.07%, 9/1/2026 (b) (d)	10,000	10,004
3.82%, 9/30/2026 (b) (c)	65,000	64,799
3.70%, 10/28/2026 (b) (c)	120,000	119,273
4.09%, 4/7/2027 (b) (c)	130,000	126,737
4.22%, 6/17/2027 (b) (c)	275,000	265,724
4.45%, 7/23/2027 (b) (c)	90,000	86,556
CDP Financial, Inc. (Canada)
(SOFR + 0.30%), 3.94%, 9/1/2026 (b) (d)	25,000	25,006
4.08%, 1/4/2027 (b) (c)	45,000	44,375
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	9

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Charles Schwab & Co., Inc., 4.02%, 10/6/2026 (b) (c)	110,000	109,575
Chesham Finance Ltd. (Cayman Islands)
3.71%, 9/1/2026 (b) (c)	175,000	174,982
Series 2, 3.74%, 9/1/2026 (b) (c)	125,000	124,987
Series 4, 3.70%, 9/1/2026 (b) (c)	300,000	299,969
Series 2, 3.73%, 9/8/2026 (b) (c)	165,000	164,865
Series 1, 3.93%, 9/16/2026 (b) (c)	100,000	99,835
Clipper Funding Co. LLC, 4.00%, 11/2/2026 (b) (c)	180,000	178,780
Commonwealth Bank of Australia (Australia)
(SOFR + 0.30%), 3.95%, 9/1/2026 (b) (d)	65,000	65,009
4.45%, 7/23/2027 (b) (c)	27,000	25,947
Concord Minutemen Capital Co. LLC Series A, 3.73%, 9/4/2026 (b) (c)	125,000	124,949
Constellation Funding Co. LLC
4.02%, 12/2/2026	70,000	69,978
4.17%, 1/21/2027 (b) (c)	129,400	127,305
Cooperatieve Rabobank UA (Netherlands), 4.07%, 1/13/2027 (c)	100,000	98,519
Credit Agricole Corporate and Investment Bank (France)
3.74%, 10/23/2026 (c)	131,000	130,286
3.72%, 10/30/2026 (c)	80,000	79,504
3.62%, 11/6/2026 (c)	87,000	86,396
3.95%, 12/31/2026 (c)	150,000	148,026
Credit Industriel et Commercial (France), 4.07%, 1/6/2027 (b) (c)	126,000	124,219
DNB Bank ASA (Norway)
3.65%, 9/29/2026 (b) (c)	300,000	299,125
3.67%, 10/9/2026 (b) (c)	300,000	298,812
3.98%, 4/23/2027 (b) (c)	80,000	77,831
3.96%, 4/28/2027 (b) (c)	200,000	194,453
3.99%, 5/3/2027 (b) (c)	40,000	38,865
DZ Bank AG (Germany), 3.94%, 10/15/2026 (b) (c)	60,000	59,714
Erste Finance Delaware LLC (Austria), 3.64%, 9/3/2026 (b) (c)	250,000	249,924
Fairway Finance Co. LLC, 3.99%, 10/8/2026 (b) (c)	60,000	59,757
Fastnet Funding Co. LLC
(SOFR + 0.35%), 4.00%, 9/1/2026 (b) (d)	50,000	49,996
3.72%, 9/4/2026 (b) (c)	100,000	99,959
3.72%, 9/8/2026 (b) (c)	125,000	124,910
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Federation des Caisses Desjardins du Quebec (Canada)
3.65%, 12/18/2026 (b) (c)	200,000	197,614
3.70%, 2/25/2027 (b) (c)	130,000	127,374
First Abu Dhabi Bank PJSC (United Arab Emirates), 3.70%, 9/3/2026 (b) (c)	647,000	646,803
Glencove Funding LLC (Ireland)
3.67%, 9/1/2026 (b) (c)	325,000	324,967
3.96%, 11/3/2026 (b) (c)	86,000	85,408
Great Bear Funding LLC, (SOFR + 0.30%), 3.95%, 9/1/2026 (b) (d)	150,000	150,002
Helvetica Funding Co. LLC, 4.01%, 9/23/2026 (b) (c)	300,000	299,280
ING Bank NV (Netherlands)
(SOFR + 0.31%), 3.95%, 9/1/2026 (d)	200,000	200,005
3.95%, 10/13/2026 (c)	200,000	199,076
3.96%, 12/29/2026 (c)	200,000	197,293
ING US Funding LLC (Netherlands)
(SOFR + 0.27%), 3.91%, 9/1/2026 (b) (d)	147,000	147,033
(SOFR + 0.31%), 3.95%, 9/1/2026 (b) (d)	159,000	159,000
3.94%, 10/15/2026 (b) (c)	105,000	104,491
3.96%, 12/23/2026 (b) (c)	130,000	128,335
Intrepid Funding Co. LLC
(SOFR + 0.35%), 4.00%, 9/1/2026 (d)	115,000	115,003
3.94%, 9/17/2026 (b) (c)	75,000	74,868
3.93%, 10/29/2026 (b) (c)	70,000	69,557
4.12%, 1/15/2027 (b) (c)	75,000	73,850
4.17%, 1/22/2027 (b) (c)	70,000	68,869
Ionic Funding LLC
Series IIIA, (SOFR + 0.23%), 3.88%, 9/1/2026 (d)	175,000	175,000
Series IIIA, (SOFR + 0.23%), 3.88%, 9/1/2026 (d)	100,000	100,000
Series IIIA, (SOFR + 0.23%), 3.88%, 9/1/2026 (d)	25,000	25,000
Series IIA, (SOFR + 0.37%), 4.02%, 9/1/2026 (d)	125,000	125,000
Series IIA, 4.18%, 1/8/2027 (c)	140,000	137,929
Landesbank Baden-Wuerttemberg (Germany), 3.64%, 9/1/2026 (c)	1,000,000	999,899
Lexington Parker Capital Co. LLC Series A, 3.73%, 9/4/2026 (b) (c)	200,000	199,917
Lloyds Bank plc (United Kingdom)
3.96%, 10/14/2026 (c)	135,000	134,377
3.91%, 11/30/2026 (b) (c)	325,000	321,794
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
LMA-Americas LLC
4.01%, 9/23/2026 (b) (c)	52,200	52,074
3.90%, 11/9/2026 (b) (c)	15,750	15,630
Longship Funding LLC (Ireland), 3.81%, 9/14/2026 (b) (c)	100,000	99,855
Mackinac Funding Co. LLC
3.77%, 9/3/2026 (b) (c)	97,000	96,970
3.99%, 10/8/2026 (b) (c)	100,000	99,596
4.04%, 12/16/2026 (b) (c)	100,000	98,818
Macquarie Bank Ltd. (Australia)
3.78%, 9/4/2026 (b) (c)	300,000	299,875
3.78%, 9/8/2026 (b) (c)	100,000	99,916
3.81%, 9/14/2026 (b) (c)	200,000	199,703
3.93%, 10/21/2026 (b) (c)	91,000	90,493
3.88%, 11/4/2026 (b) (c)	50,000	49,642
4.17%, 1/19/2027 (b) (c)	62,000	60,990
Mainbeach Funding LLC, (SOFR + 0.32%), 3.97%, 9/1/2026 (b) (d)	100,000	100,000
Mizuho Bank Ltd. (Japan), 3.99%, 10/27/2026 (b) (c)	215,000	213,697
MUFG Bank Ltd. (Japan), 3.98%, 10/29/2026 (c)	100,000	99,388
National Australia Bank Ltd. (Australia)
Series CP, 3.75%, 9/1/2026 (b) (c)	100,000	99,990
Series B, (SOFR + 0.24%), 3.89%, 9/1/2026 (b) (d)	117,000	117,031
Series B, (SOFR + 0.28%), 3.93%, 9/1/2026 (b) (d)	100,000	100,028
Series B, (SOFR + 0.30%), 3.95%, 9/1/2026 (b) (d)	115,000	115,024
Series B, (SOFR + 0.30%), 3.95%, 9/1/2026 (b) (d)	53,000	53,013
National Bank of Canada (Canada), (SOFR + 0.42%), 4.07%, 9/1/2026 (b) (d)	527,000	527,095
National Westminster Bank plc (United Kingdom), 3.96%, 10/8/2026 (b) (c)	200,000	199,206
National Westminster Bank Plc (United Kingdom), 3.65%, 9/2/2026 (b) (c)	275,000	274,944
Natixis SA (France)
3.88%, 11/2/2026 (c)	177,000	175,812
4.13%, 2/4/2027 (c)	130,000	127,719
Nieuw Amsterdam Receivables Corp. (Netherlands)
4.00%, 12/16/2026 (b) (c)	69,000	68,186
4.09%, 1/20/2027 (b) (c)	50,000	49,208
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Nordea Bank Abp (Finland)
(SOFR + 0.30%), 3.95%, 9/1/2026 (b) (d)	75,000	75,018
(SOFR + 0.30%), 3.95%, 9/1/2026 (b) (d)	106,000	106,007
Norfina Ltd. (Australia)
3.95%, 11/24/2026 (b) (c)	70,000	69,361
3.95%, 12/11/2026 (b) (c)	60,000	59,335
4.07%, 12/15/2026 (b) (c)	95,000	93,903
4.10%, 1/6/2027 (b) (c)	100,000	98,586
NRW Bank (Germany), 3.66%, 9/3/2026 (b) (c)	250,000	249,924
Old Line Funding LLC, (SOFR + 0.29%), 3.93%, 9/1/2026 (b) (d)	100,000	100,030
Oversea-Chinese Banking Corp. Ltd. (Singapore)
(SOFR + 0.31%), 3.96%, 9/1/2026 (b) (d)	80,000	80,003
3.92%, 10/15/2026 (b) (c)	100,000	99,522
3.91%, 10/16/2026 (b) (c)	133,000	132,350
3.96%, 12/17/2026 (b) (c)	184,000	181,822
Paradelle Funding LLC
(SOFR + 0.32%), 3.97%, 9/1/2026 (d)	132,000	132,056
3.72%, 12/31/2026 (c)	136,000	134,164
3.72%, 1/15/2027 (c)	100,000	98,475
Pricoa Short Term Funding LLC, 3.96%, 12/2/2026 (b) (c)	60,000	59,391
Ranger Funding Co. LLC, 3.96%, 10/28/2026 (b) (c)	100,000	99,379
Ridgefield Funding Co. LLC
Series A1, (SOFR + 0.30%), 3.95%, 9/1/2026 (b) (d)	64,000	64,021
Series A1, (SOFR + 0.32%), 3.97%, 9/1/2026 (b) (d)	50,000	50,020
Royal Bank of Canada (Canada)
(SOFR + 0.30%), 3.95%, 9/1/2026 (b) (d)	230,000	230,098
(SOFR + 0.30%), 3.95%, 9/1/2026 (b) (d)	216,000	216,001
(SOFR + 0.30%), 3.95%, 9/1/2026 (b) (d)	81,000	81,000
(SOFR + 0.32%), 3.97%, 9/1/2026 (b) (d)	140,000	140,023
3.84%, 3/10/2027 (b) (c)	70,000	68,481
3.83%, 3/11/2027 (b) (c)	25,000	24,454
4.13%, 6/1/2027 (b) (c)	50,000	48,411
4.22%, 6/14/2027 (b) (c)	128,000	123,719
4.22%, 6/16/2027 (b) (c)	183,000	176,832
4.45%, 7/26/2027 (b) (c)	212,000	203,823
Santander UK plc (United Kingdom)
3.92%, 10/15/2026 (c)	265,000	263,748
3.85%, 11/20/2026 (c)	150,000	148,687
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	11

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.27%), 3.91%, 9/1/2026 (b) (d)	40,000	39,998
(SOFR + 0.30%), 3.94%, 9/1/2026 (b) (d)	49,000	49,011
(SOFR + 0.30%), 3.94%, 9/1/2026 (b) (d)	50,000	50,000
(SOFR + 0.30%), 3.94%, 9/1/2026 (b) (d)	80,000	79,998
3.80%, 9/25/2026 (b) (c)	50,000	49,871
3.65%, 10/2/2026 (b) (c)	125,000	124,585
3.89%, 12/2/2026 (b) (c)	62,000	61,377
3.94%, 3/17/2027 (b) (c)	100,000	97,757
4.04%, 4/2/2027 (b) (c)	115,000	112,193
4.05%, 4/5/2027 (b) (c)	150,000	146,283
4.05%, 4/6/2027 (b) (c)	50,000	48,755
4.05%, 4/7/2027 (b) (c)	240,000	233,993
3.99%, 5/5/2027 (b) (c)	100,000	97,144
4.19%, 5/18/2027 (b) (c)	125,000	121,221
4.45%, 7/27/2027 (b) (c)	93,000	89,386
Societe Generale SA (France), 3.94%, 12/2/2026 (b) (c)	186,000	184,117
St. Lawrence Funding LLC, 3.67%, 9/1/2026 (b) (c)	350,000	349,964
Starbird Funding Corp., 3.93%, 11/3/2026 (b) (c)	89,000	88,388
Sumitomo Mitsui Banking Corp. (Japan), (SOFR + 0.30%), 3.95%, 9/1/2026 (b) (d)	225,000	225,082
Sumitomo Mitsui Trust Bank Ltd. (Japan)
3.91%, 12/9/2026 (b) (c)	250,000	247,298
3.91%, 12/10/2026 (b) (c)	130,000	128,581
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.30%), 3.94%, 9/1/2026 (b) (d)	49,000	49,012
(SOFR + 0.30%), 3.94%, 9/1/2026 (b) (d)	128,000	128,010
3.89%, 12/2/2026 (b) (c)	124,000	122,753
3.94%, 3/18/2027 (b) (c)	250,000	244,328
3.97%, 4/15/2027 (b) (c)	100,000	97,385
3.97%, 4/16/2027 (b) (c)	4,000	3,895
4.08%, 5/20/2027 (b) (c)	127,000	123,118
Swedbank AB (Sweden)
(SOFR + 0.30%), 3.94%, 9/1/2026 (b) (d)	53,000	53,010
(SOFR + 0.30%), 3.94%, 9/1/2026 (b) (d)	200,000	200,039
3.65%, 9/29/2026 (b) (c)	140,000	139,585
4.18%, 5/14/2027 (b) (c)	60,000	58,221
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.38%), 4.02%, 9/1/2026 (b) (d)	252,000	252,034
(SOFR + 0.40%), 4.04%, 9/1/2026 (b) (d)	130,000	130,054
4.04%, 4/1/2027 (b) (c)	50,000	48,777
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
4.03%, 5/4/2027 (b) (c)	130,000	126,292
4.22%, 6/16/2027 (b) (c)	128,000	123,670
4.45%, 7/23/2027 (b) (c)	130,000	125,013
Toyota Credit de Puerto Rico Corp., 4.15%, 3/9/2027 (c)	25,000	24,445
Toyota Motor Credit Corp.
4.08%, 2/16/2027 (c)	150,000	147,141
4.25%, 4/27/2027 (c)	100,000	97,261
UBS AG (Switzerland)
(SOFR + 0.29%), 3.95%, 9/1/2026 (b) (d)	150,000	150,001
4.08%, 4/22/2027 (b) (c)	118,000	114,782
4.36%, 7/2/2027 (b)	86,000	85,931
Versailles Commercial Paper LLC
3.88%, 11/3/2026 (c)	100,000	99,307
3.96%, 12/3/2026 (c)	92,000	91,046
Verto Capital Compartment A, 3.72%, 9/8/2026 (b) (c)	134,000	133,903
Verto Capital I Compartment A
3.93%, 10/23/2026 (b) (c)	200,000	198,829
4.19%, 1/14/2027 (b) (c)	180,000	177,214
Verto Capital I Compartment C (Luxembourg)
3.72%, 9/8/2026 (b) (c)	250,000	249,793
4.04%, 10/22/2026 (b) (c)	180,000	178,967
3.98%, 12/1/2026 (b) (c)	100,000	98,969
4.22%, 1/22/2027 (b) (c)	70,000	68,849
Verto Capital I Compartment D (Luxembourg)
(SOFR + 0.12%), 3.77%, 9/1/2026 (b) (d)	120,000	120,000
4.19%, 2/19/2027 (b) (c)	200,000	196,028
Westpac Banking Corp. (Australia)
(SOFR + 0.27%), 3.92%, 9/1/2026 (b) (d)	125,000	125,027
(SOFR + 0.27%), 3.92%, 9/1/2026 (b) (d)	90,000	90,007
(SOFR + 0.28%), 3.93%, 9/1/2026 (b) (d)	200,000	200,066
(SOFR + 0.28%), 3.93%, 9/1/2026 (b) (d)	98,000	98,032
(SOFR + 0.30%), 3.95%, 9/1/2026 (b) (d)	60,000	60,010
(SOFR + 0.30%), 3.95%, 9/1/2026 (b) (d)	47,750	47,761
3.71%, 11/25/2026 (b) (c)	100,000	99,080
3.65%, 12/17/2026 (b) (c)	175,000	172,920
3.67%, 1/20/2027 (b) (c)	37,000	36,420
3.68%, 1/21/2027 (b) (c)	41,850	41,190
3.68%, 1/25/2027 (b) (c)	103,000	101,334
3.70%, 1/29/2027 (b) (c)	62,000	60,971
3.78%, 3/1/2027 (b) (c)	75,000	73,450
3.94%, 3/12/2027 (b) (c)	100,000	97,799
4.12%, 3/19/2027 (b) (c)	75,000	73,285
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
3.98%, 4/9/2027 (b) (c)	119,000	115,970
4.07%, 5/14/2027 (b) (c)	55,000	53,357
Total Commercial Paper (Cost $35,354,451)		35,346,321
Certificates of Deposits — 14.3%
Agricultural Bank of China Ltd. (China) , 4.00%, 9/30/2026	105,000	105,020
Banco Santander SA (Spain) , 3.96%, 12/2/2026	133,000	132,989
Bank of America NA (SOFR + 0.37%), 4.01%, 9/1/2026 (d)	437,000	436,946
Bank of China Ltd. (China)
3.96%, 9/4/2026	275,000	275,006
4.00%, 9/24/2026	80,000	80,010
Bank of Montreal (Canada)
(SOFR + 0.34%), 3.99%, 9/1/2026 (d)	50,000	50,006
(SOFR + 0.39%), 4.04%, 9/1/2026 (d)	81,000	81,002
(SOFR + 0.40%), 4.05%, 9/1/2026 (d)	70,000	70,000
(SOFR + 0.45%), 4.10%, 9/1/2026 (d)	78,000	78,009
3.73%, 2/4/2027 (c)	140,000	137,531
3.98%, 5/4/2027 (c)	80,000	77,738
4.08%, 5/7/2027 (c)	135,000	131,134
Barclays Bank plc (United Kingdom) , 4.00%, 9/29/2026	135,000	135,028
Canadian Imperial Bank of Commerce (Canada)
3.75%, 2/26/2027	250,000	249,377
3.75%, 3/3/2027	69,000	68,822
China Construction Bank Corp. (China) , 4.00%, 9/28/2026	55,000	55,010
Commonwealth Bank of Australia (Australia) , 4.11%, 5/26/2027 (c)	60,000	58,161
Cooperatieve Rabobank UA (Netherlands)
4.11%, 2/8/2027	90,000	90,001
4.20%, 3/30/2027	70,000	69,949
4.10%, 4/7/2027	100,000	99,862
4.00%, 4/29/2027	125,000	124,698
4.12%, 6/1/2027 (c)	60,000	58,083
Credit Agricole Corporate and Investment Bank (France)
4.00%, 11/16/2026	50,000	50,018
4.00%, 1/28/2027	75,000	74,981
4.13%, 2/1/2027	125,000	125,038
4.00%, 2/2/2027	300,000	299,959
4.18%, 2/2/2027	50,000	50,026
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
4.00%, 2/5/2027	70,000	69,968
4.11%, 2/24/2027	190,000	189,957
Credit Agricole SA (France)
3.75%, 10/29/2026 (c)	140,000	139,131
3.94%, 12/1/2026 (c)	188,000	186,128
Credit Industriel et Commercial (France)
3.98%, 10/8/2026 (c)	275,000	273,888
3.92%, 10/26/2026 (c)	255,000	253,459
3.92%, 11/4/2026 (c)	192,000	190,645
3.95%, 11/23/2026 (c)	188,000	186,265
4.17%, 1/25/2027 (c)	81,000	79,653
DNB Bank ASA (Norway)
4.02%, 11/24/2026	200,000	200,052
3.75%, 12/31/2026	100,000	99,870
3.99%, 4/16/2027 (c)	137,000	133,397
Industrial & Commercial Bank of China Ltd. (China)
4.00%, 9/23/2026	260,000	260,032
4.00%, 10/1/2026	225,000	225,029
4.02%, 11/2/2026	136,000	136,032
4.05%, 11/2/2026	137,000	137,037
ING Bank NV (Netherlands)
3.75%, 10/9/2026	150,000	149,969
3.80%, 10/27/2026	165,000	164,964
4.12%, 2/22/2027	272,000	271,955
Mitsubishi UFJ Trust & Banking Corp. (Japan) (SOFR + 0.27%), 3.91%, 9/1/2026 (d)	136,000	135,998
Mizuho Bank Ltd. (Japan)
(SOFR + 0.27%), 3.91%, 9/1/2026 (d)	136,000	135,998
(SOFR + 0.35%), 3.99%, 9/1/2026 (d)	25,000	25,003
MUFG Bank Ltd. (Japan)
(SOFR + 0.30%), 3.94%, 9/1/2026 (d)	330,000	330,051
(SOFR + 0.35%), 3.99%, 9/1/2026 (d)	100,000	100,006
4.00%, 11/23/2026	190,000	190,031
National Australia Bank Ltd. (Australia)
3.70%, 9/1/2026 (c)	150,000	149,984
3.69%, 10/26/2026 (c)	150,000	149,089
3.96%, 10/30/2026 (c)	253,000	251,354
3.68%, 11/27/2026 (c)	120,000	118,831
3.68%, 11/30/2026 (c)	250,000	247,478
3.65%, 12/22/2026 (c)	150,000	148,102
4.12%, 3/17/2027 (c)	135,000	131,905
3.96%, 5/3/2027 (c)	107,000	103,935
4.11%, 5/26/2027 (c)	100,000	96,851
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	13

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
Nordea Bank Abp (Finland) , 4.02%, 12/16/2026	55,000	55,016
Norinchukin Bank (The) (Japan)
3.67%, 9/2/2026	200,000	200,000
3.90%, 11/23/2026	270,000	269,973
3.90%, 11/30/2026	135,000	134,979
Oversea-Chinese Banking Corp. Ltd. (Singapore)
(SOFR + 0.31%), 3.95%, 9/1/2026 (d)	200,000	200,014
3.87%, 9/17/2026	150,000	150,006
Skandinaviska Enskilda Banken AB (Sweden) , 3.75%, 10/13/2026	100,000	99,982
Standard Chartered Bank (United Kingdom)
(SOFR + 0.30%), 3.95%, 9/1/2026 (d)	275,000	275,005
(SOFR + 0.30%), 3.95%, 9/1/2026 (d)	270,000	270,005
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.27%), 3.92%, 9/1/2026 (d)	217,000	216,996
4.05%, 12/3/2026 (c)	221,000	218,700
Sumitomo Mitsui Trust Bank Ltd. (Japan)
3.97%, 10/22/2026	100,000	100,022
3.97%, 10/23/2026	125,000	125,028
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.30%), 3.64%, 9/1/2026 (d)	125,000	125,008
(SOFR + 0.28%), 3.92%, 9/1/2026 (d)	69,000	69,012
(SOFR + 0.30%), 3.94%, 9/1/2026 (d)	53,000	53,011
4.06%, 1/7/2027	150,000	150,010
Swedbank AB (Sweden) (SOFR + 0.30%), 3.64%, 9/1/2026 (d)	90,000	90,018
Wells Fargo Bank NA
(SOFR + 0.33%), 3.98%, 9/1/2026 (d)	157,000	157,026
3.80%, 9/22/2026	130,000	130,001
3.75%, 10/27/2026	140,000	139,971
3.75%, 10/29/2026	112,000	111,974
3.78%, 11/24/2026	110,000	109,973
3.76%, 11/30/2026	137,000	136,938
3.75%, 1/20/2027	100,000	99,865
3.75%, 1/25/2027	57,000	56,919
3.75%, 1/29/2027	112,000	111,832
Westpac Banking Corp. (Australia)
(SOFR + 0.30%), 3.95%, 9/1/2026 (d)	100,000	100,027
4.00%, 4/16/2027	125,000	124,742
Woori Bank (South Korea) , 4.00%, 10/20/2026 (b)	200,000	200,031
Total Certificates of Deposit (Cost $13,212,866)		13,208,535
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — 10.5%
U.S. Treasury Bills
3.63%, 9/1/2026 (c)	2,755,200	2,755,200
3.66%, 9/15/2026 (c)	1,401,000	1,399,030
3.65%, 9/22/2026 (c)	1,300,000	1,297,229
3.64%, 9/24/2026 (c)	250,000	249,417
3.67%, 10/20/2026 (c)	1,429,000	1,421,761
3.62%, 10/29/2026 (c)	505,000	501,948
3.82%, 11/10/2026 (c)	740,000	734,644
3.64%, 11/12/2026 (c)	400,000	397,012
3.88%, 11/24/2026 (c)	950,000	941,716
Total U.S. Treasury Obligations (Cost $9,697,969)		9,697,957
Time Deposits — 7.2%
ABN AMRO Bank NV (Netherlands)
3.65%, 9/2/2026	750,000	750,000
3.65%, 9/4/2026	500,000	500,000
3.65%, 9/4/2026	250,000	250,000
Australia & New Zealand Banking Group Ltd. 3.66%, 9/2/2026	750,000	750,000
Bank of America NA
3.66%, 9/1/2026	250,000	250,000
3.66%, 9/2/2026	500,000	500,000
Credit Agricole Corporate and Investment Bank (France)
3.66%, 9/2/2026	250,000	250,000
3.65%, 9/3/2026	200,000	200,000
3.66%, 9/4/2026	125,000	125,000
Erste Group Bank AG (Austria) 3.62%, 9/1/2026	250,000	250,000
National Bank of Canada (Canada)
3.67%, 9/1/2026 (a)	640,000	640,000
3.67%, 9/1/2026	150,000	150,000
NRW Bank (Germany) 3.65%, 9/2/2026	150,000	150,000
Royal Bank of Canada
3.68%, 9/1/2026	750,000	750,000
3.68%, 9/2/2026	700,000	700,000
Skandinaviska Enskilda Banken AB (Sweden) 3.65%, 9/2/2026	200,000	200,000
Toronto-Dominion Bank (The) 3.67%, 9/3/2026	250,000	250,000
Total Time Deposits (Cost $6,665,000)		6,665,000
Total Short Term Investments (Cost $64,930,286)		64,917,813
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	VALUE ($000)
Total Investments — 97.6% (Cost $90,010,527)	89,998,054
Other Assets in Excess of Liabilities — 2.4%	2,193,681
NET ASSETS — 100.0%	92,191,735

Percentages indicated are based on net assets.

Abbreviations
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
PJSC	Public Joint Stock Company
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
^^
Certain securities are perpetual and thus, do not have
predetermined maturity dates. The coupon rates for these
securities are fixed for a period of time and may be structured to adjust thereafter. The coupon rates shown are the rates in effect as of August 31, 2026.

(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2026.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	The rate shown is the effective yield as of August 31, 2026.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	15

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 92.7%
Alabama — 2.1%
Columbia Industrial Development Board, Alabama Power Co. Project Series 2014A, Rev., VRDO, 3.15%, 9/1/2026 (a)	45,000	45,000
Mobile County Industrial Development Authority, Pollution Control, Exxon Mobil Corp. Project Series 2002, Rev., VRDO, 3.00%, 9/1/2026 (a)	10,795	10,795
Tender Option Bond Trust Receipts/Certificates Series 2023-YX1319, Rev., VRDO, LOC : Barclays Bank plc, 2.32%, 9/8/2026 (a) (b)	4,050	4,050
Total Alabama		59,845
Alaska — 2.7%
Alaska Housing Finance Corp., Governmental Purpose Series 2009-B, Rev., VRDO, LIQ : FHLB, 2.23%, 9/8/2026 (a)	17,830	17,830
Alaska Housing Finance Corp., Home Mortgage
Series 2007A, Rev., VRDO, LIQ : FHLB, 2.19%, 9/8/2026 (a)	1,815	1,815
Series 2009A, Rev., VRDO, LIQ : FHLB, 2.19%, 9/8/2026 (a)	23,060	23,060
Series 2009B, Rev., VRDO, LIQ : FHLB, 2.24%, 9/8/2026 (a)	28,825	28,825
City of Valdez, Exxon Pipeline Co., Project
Series 1993A, Rev., VRDO, 3.00%, 9/1/2026 (a)	1,720	1,720
Series 1993C, Rev., VRDO, 3.00%, 9/1/2026 (a)	3,840	3,840
Total Alaska		77,090
Arizona — 3.4%
Arizona Board of Regents, State University Series 2025C, Rev., VRDO, 2.25%, 9/8/2026 (a)	61,625	61,625
Maricopa County Industrial Development Authority, Banner Health Series 2026C, Rev., VRDO, 2.15%, 9/8/2026 (a)	24,520	24,520
Tender Option Bond Trust Receipts/Certificates
Series 2026-XF3525, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	6,250	6,250
Series 2026-XM1353, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	2,500	2,500
Series 2023-BAML6007, Rev., VRDO, LOC : Bank of America NA, 2.43%, 9/8/2026 (a) (b)	1,000	1,000
Total Arizona		95,895
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arkansas — 0.3%
Tender Option Bond Trust Receipts/Certificates Series 2026-XF3503, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.33%, 9/8/2026 (a) (b)	7,760	7,760
California — 4.1%
Irvine Ranch Water District Series 2026A, VRDO, LOC : Bank of America NA, 1.95%, 9/8/2026 (a)	25,165	25,165
Public Finance Authority Series 2025-VRS213, Class A, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	21,600	21,600
San Francisco City and County Airport Commission Francisco International Airport Series 2018C, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.05%, 9/8/2026 (a)	21,150	21,150
State of California Series 2005B1, GO, VRDO, LOC : Wells Fargo Bank NA, 2.00%, 9/8/2026 (a)	25,000	25,000
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF3470, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.28%, 9/8/2026 (a) (b)	1,875	1,875
Series 2023-ZF3175, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.29%, 9/8/2026 (a) (b)	6,795	6,795
Series 2025-XF3493, GO, VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	2,050	2,050
Series XG0100, Rev., VRDO, AMBAC, LOC : Deutsche Bank AG, 2.32%, 9/8/2026 (a) (b)	5,900	5,900
Series 2025-CF7014, Rev., VRDO, LOC : Citibank NA, 2.40%, 9/8/2026 (a) (b)	5,007	5,007
Total California		114,542
Colorado — 2.3%
City of Colorado Springs, Utilities System Improvement Series 2009C, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 2.24%, 9/8/2026 (a)	2,905	2,905
County of Arapahoe, Multi-Family Rental Housing, Hunter's Run Holdings LP Series 2001, Rev., VRDO, LOC : FHLMC, 2.30%, 9/8/2026 (a)	10,900	10,900
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2026C-25, Rev., VRDO, LOC : Royal Bank of Canada, 2.33%, 9/8/2026 (a) (b)	30,000	30,000
Tender Option Bond Trust Receipts/Certificates
Series 2022-XG0420, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	4,000	4,000
Series 2023-XF1619, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	4,000	4,000
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Series 2026-XG0651, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	1,875	1,875
Wells Fargo Stage Trust Series 2026-003, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.33%, 9/8/2026 (a) (b)	10,000	10,000
Total Colorado		63,680
Connecticut — 5.9%
Capital Region Development Authority, Parking and Energy Fee Series 2004B, Rev., VRDO, LIQ : Bank of America NA, 2.48%, 9/8/2026 (a)	13,835	13,835
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series 2020, Subseries A-3, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 2.26%, 9/8/2026 (a)	10,000	10,000
Series 2022, Subseries E-2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LOC : Sumitomo Mitsui Banking Corp., 2.26%, 9/8/2026 (a)	15,000	15,000
Connecticut State Health and Educational Facilities Authority, Yale University
Series 2016A-1, Rev., VRDO, 2.90%, 9/1/2026 (a)	38,680	38,680
Series 2017C-4, Rev., VRDO, 2.90%, 9/1/2026 (a)	85,305	85,305
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1255, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	3,010	3,010
Total Connecticut		165,830
District of Columbia — 1.6%
Metropolitan Washington Airports Authority Aviation Series 2009D-2, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (a)	2,660	2,660
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3133, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	3,800	3,800
Series 2025-XG0601, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	25,140	25,140
Series 2022-YX1195, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	1,790	1,790
Series 2023-ZL0506, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	1,360	1,360
Series 2025-XF3433, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	2,415	2,415
Series 2025-YX1438, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	6,970	6,970
Total District of Columbia		44,135
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — 7.1%
County of Escambia, Gulf Power Co., Project Series 2009, Rev., VRDO, 2.40%, 9/8/2026 (a)	10,000	10,000
County of Martin, Florida Power and Light Co., Project Series 2022, Rev., VRDO, 2.39%, 9/8/2026 (a)	27,875	27,875
County of St. Lucie, Power and Light Co., Project Series 2000, Rev., VRDO, 2.35%, 9/8/2026 (a)	46,000	46,000
Deutsche Bank Spears Series 2025-DB-8160, Rev., VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	6,015	6,015
Highlands County Health Facilities Authority, Adventist Health System Series 2012I-3, Rev., VRDO, 2.30%, 9/8/2026 (a)	10,000	10,000
JEA Water and Sewer System Series 2008A-1, Rev., VRDO, LIQ : US Bank NA, 2.90%, 9/1/2026 (a)	1,750	1,750
Public Finance Authority
Series 2026-VRS224, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	14,900	14,900
Series 2025-VRS202, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	26,000	26,000
Series 2025-VRS214, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	10,000	10,000
Tender Option Bond Trust Receipts/Certificates
Series 2021-XG0345, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	2,850	2,850
Series 2022-XL0324, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	4,650	4,650
Series 2023-XF3080, Rev., VRDO, LOC : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	5,995	5,995
Series 2023-ZL0485, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	2,500	2,500
Series 2025-XF1808, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	2,670	2,670
Series 2025-ZF3457, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	3,945	3,945
Series 2026-XF3513, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	5,625	5,625
Series 2023-XF1666, Rev., VRDO, LIQ : TD Bank NA, 2.33%, 9/8/2026 (a) (b)	4,960	4,960
Series 2026-CF7097, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	7,435	7,435
Series 2024-BAML6018, Rev., VRDO, LOC : Bank of America NA, 2.40%, 9/8/2026 (a) (b)	7,240	7,240
Total Florida		200,410
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	17

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — 1.1%
Development Authority of Monroe County (The), Gulf Power Co., Project Series 2002, Rev., VRDO, 2.39%, 9/8/2026 (a)	14,000	14,000
Tender Option Bond Trust Receipts/Certificates Series 2024-XF3232, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	17,600	17,600
Total Georgia		31,600
Hawaii — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2025-XL0590, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	2,670	2,670
Idaho — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2023-ZF1654, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	1,705	1,705
Illinois — 3.0%
Illinois Finance Authority, Northwestern University Series 2008B, Rev., VRDO, 2.30%, 9/8/2026 (a)	11,240	11,240
Illinois Finance Authority, The Wbez Alliance, Inc., Project Series 2005, Rev., VRDO, LOC : BMO Harris Bank NA, 2.26%, 9/8/2026 (a)	3,470	3,470
Illinois Finance Authority, University of Chicago Medical Center (The) Series 2009E-1, Rev., VRDO, LOC : PNC Bank NA, 3.00%, 9/1/2026 (a)	100	100
Illinois Housing Development Authority, 400 Lake Shore Drive Series 2025C6, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.28%, 9/8/2026 (a)	11,065	11,065
Public Finance Authority Series 2025-VRS207, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	40,000	40,000
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2025-E-169, GO, VRDO, LOC : Royal Bank of Canada, 2.34%, 9/8/2026 (a) (b)	20,000	20,000
Total Illinois		85,875
Iowa — 1.6%
Iowa Finance Authority, CJ Bio America, Inc., Project Series 2021, Rev., VRDO, LOC : Korea Development Bank, 2.62%, 9/8/2026 (a) (b)	3,100	3,100
Iowa Finance Authority, Single Family Mortgage, Social Bonds Series 2022H, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : US Bank NA, 2.90%, 9/1/2026 (a)	16,060	16,060
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Iowa — continued
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program
Series 2020B, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 2.24%, 9/8/2026 (a)	9,170	9,170
Series 2021E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 2.28%, 9/8/2026 (a)	6,650	6,650
Series 2022E, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : FHLB, 2.30%, 9/8/2026 (a)	6,665	6,665
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0522, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	4,300	4,300
Total Iowa		45,945
Kansas — 0.6%
Tender Option Bond Trust Receipts/Certificates
Series 2026-XF3522, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	3,750	3,750
Series 2026-XG0638, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	2,400	2,400
University of Kansas, Hospital Authority, Health System Series 2026C, Rev., VRDO, LOC : US Bank NA, 3.00%, 9/1/2026 (a)	10,000	10,000
Total Kansas		16,150
Kentucky — 1.9%
Kentucky Economic Development Finance Authority, Goodwill Industries of Kentucky, Inc., Project Series 2025, Rev., VRDO, LOC : PNC Bank NA, 2.28%, 9/8/2026 (a)	44,000	44,000
Public Finance Authority Series 2025-VRS203, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	10,950	10,950
Total Kentucky		54,950
Louisiana — 4.1%
East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Gulf Opportunity Zone
Series 2010A, Rev., VRDO, 3.00%, 9/1/2026 (a)	31,900	31,900
Series 2010B, Rev., VRDO, 3.00%, 9/1/2026 (a)	4,325	4,325
Louisiana Public Facilities Authority Multifamily, Linlake Ventures Project Series 2006, Rev., VRDO, LIQ : FHLMC, 2.28%, 9/8/2026 (a)	4,900	4,900
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Louisiana — continued
Public Finance Authority Series 2025-VRS209, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	50,000	50,000
State of Louisiana Gasoline and Fuels Tax, Second Lien
Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (a)	5,600	5,600
Series 2023A-2, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (a)	18,225	18,225
Total Louisiana		114,950
Maryland — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2026-CF7098, Rev., VRDO, GTD, LIQ : Citibank NA, 2.31%, 9/8/2026 (a) (b)	5,250	5,250
Massachusetts — 0.5%
Public Finance Authority Series 2025-VRS211, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	12,050	12,050
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0582, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	1,215	1,215
Total Massachusetts		13,265
Michigan — 2.0%
Grand Valley State University Series 2008B, Rev., VRDO, LOC : TD Bank NA, 2.25%, 9/8/2026 (a)	12,975	12,975
Tender Option Bond Trust Receipts/Certificates
Series 2026-XF8127, GO, VRDO, Q-SBLF, LIQ : TD Bank NA, 2.93%, 9/1/2026 (a) (b)	4,000	4,000
Series 2022-XX1259, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	3,605	3,605
Series 2024-XM1171, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	2,500	2,500
Series 2025-XF1874, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	2,670	2,670
Series 2025-XF3362, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	3,560	3,560
Series 2025-XF3385, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	4,600	4,600
Series 2026-XX1463, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	5,815	5,815
Series 2023-XF1581, Rev., VRDO, LIQ : TD Bank NA, 2.32%, 9/8/2026 (a) (b)	5,000	5,000
University of Michigan Series 2012-A, Rev., VRDO, 2.14%, 9/8/2026 (a)	12,560	12,560
Total Michigan		57,285
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — 0.2%
Midwest Consortium of Municipal Utilities, Draw Down Assignment Financing Program Series 2005B, Rev., VRDO, LOC : US Bank NA, 2.40%, 9/8/2026 (a)	2,830	2,830
Tender Option Bond Trust Receipts/Certificates Series 2024-CF7001, GO, VRDO, LIQ : Citibank NA, 2.30%, 9/8/2026 (a) (b)	3,400	3,400
Total Minnesota		6,230
Mississippi — 3.4%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2007C, Rev., VRDO, 3.00%, 9/1/2026 (a)	3,465	3,465
Series 2007E, Rev., VRDO, 3.00%, 9/1/2026 (a)	10,225	10,225
Series 2009A, Rev., VRDO, 3.00%, 9/1/2026 (a)	4,500	4,500
Series 2009B, Rev., VRDO, 3.00%, 9/1/2026 (a)	26,105	26,105
Series 2009C, Rev., VRDO, 3.00%, 9/1/2026 (a)	2,460	2,460
Series 2009E, Rev., VRDO, 3.00%, 9/1/2026 (a)	12,880	12,880
Series 2009F, Rev., VRDO, 3.00%, 9/1/2026 (a)	2,350	2,350
Series 2009G, Rev., VRDO, 3.00%, 9/1/2026 (a)	11,250	11,250
Series 2010I, Rev., VRDO, 3.00%, 9/1/2026 (a)	630	630
Series 2011G, Rev., VRDO, 3.00%, 9/1/2026 (a)	9,300	9,300
Mississippi Development Bank, Jackson County Industrial Water System Project Series 2009, Rev., VRDO, 3.00%, 9/1/2026 (a)	11,800	11,800
Total Mississippi		94,965
Missouri — 3.6%
City of Kansas City, H ROE Bartle Convention Center Series 2008E, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.37%, 9/8/2026 (a)	5,650	5,650
Health and Educational Facilities Authority of the State of Missouri, The Washington University Series 2000C, Rev., VRDO, LIQ : US Bank NA, 2.90%, 9/1/2026 (a)	11,800	11,800
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	19

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
Industrial Development Authority of the City of St. Louis Missouri (The), Mid-America Transplant Services Project Series 2013, Rev., VRDO, LOC : BMO Harris Bank NA, 3.05%, 9/1/2026 (a)	5,855	5,855
Industrial Development Authority of the City of St. Louis Missouri (The), Multi-Family Housing Minerva Place Apartments Series 2012, Rev., VRDO, LOC : FHLMC, 2.33%, 9/8/2026 (a)	1,230	1,230
Missouri Development Finance Board, Nelson Gallery Foundation (The) Series 2004A, Rev., VRDO, LIQ : Northern Trust Co. (The), 2.90%, 9/1/2026 (a)	30,400	30,400
Missouri Development Finance Board, St. Louis Convention Center Hotel Garage Project Series 2020C, Rev., VRDO, LOC : US Bank NA, 3.00%, 9/1/2026 (a)	1,025	1,025
RBC Municipal Products, Inc. Trust, Floater Certificates
Series 2024-C-23, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	16,760	16,760
Series C-16, Rev., VRDO, LOC : Royal Bank of Canada, 2.33%, 9/8/2026 (a) (b)	11,450	11,450
St. Charles County Industrial Development Authority, Casalon Apartments Project Series 1995, Rev., VRDO, FNMA, LOC : FNMA, 2.33%, 9/8/2026 (a)	2,545	2,545
Tender Option Bond Trust Receipts/Certificates
Series 2024-ZF3236, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	4,930	4,930
Series 2025-XF1839, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	2,950	2,950
Series 2025-YX1436, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	3,730	3,730
Series 2026-YX1477, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	2,950	2,950
Total Missouri		101,275
Montana — 0.4%
Tender Option Bond Trust Receipts/Certificates Series 2025-XF3447, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	10,000	10,000
Nebraska — 1.1%
County of Washington, Cargill, Inc., Recovery Zone Facility Project Series 2010B, Rev., VRDO, 2.31%, 9/8/2026 (a)	11,300	11,300
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nebraska — continued
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZF3191, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.30%, 9/8/2026 (a) (b)	9,335	9,335
Series 2023-ZF3168, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	7,980	7,980
Series 2024-YX1335, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	1,910	1,910
Total Nebraska		30,525
New York — 12.5%
City of New York, Fiscal Year 2008 Series 2008, Subseries L-4, GO, VRDO, LOC : US Bank NA, 2.90%, 9/1/2026 (a)	8,170	8,170
City of New York, Fiscal Year 2013 Series 2013A-3, GO, VRDO, LOC : Mizuho Bank Ltd., 3.00%, 9/1/2026 (a)	10,000	10,000
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 2.90%, 9/1/2026 (a)	28,025	28,025
Series 2023A, Subseries A-4, GO, VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (a)	9,865	9,865
City of New York, Fiscal Year 2025 Series 2025, Subseries G-3, GO, VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (a)	10,425	10,425
Deutsche Bank Spears Series 2025-DB-8175, GO, VRDO, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (b)	3,085	3,085
Long Island Power Authority, Electric System
Series 2023D, Rev., VRDO, LOC : Barclays Bank plc, 2.15%, 9/8/2026 (a)	14,150	14,150
Series 2026A, Rev., VRDO, LOC : Bank of America NA, 2.35%, 9/8/2026 (a)	18,650	18,650
Metropolitan Transportation Authority Dedicated Tax Fund Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (a)	690	690
Nassau County Industrial Development Agency, Cold Spring Harbor Laboratory Project Series 2006, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (a)	15,075	15,075
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 2.90%, 9/1/2026 (a)	55,040	55,040
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-3B, Rev., VRDO, LIQ : State Street Bank & Trust Co., 2.90%, 9/1/2026 (a)	5,100	5,100
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014 Series 2014, Subseries AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.90%, 9/1/2026 (a)	525	525
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015, Subseries B-4A, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 2.28%, 9/8/2026 (a)	10,310	10,310
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2021 Series 2021, Subseries EE-1, Rev., VRDO, LIQ : US Bank NA, 2.90%, 9/1/2026 (a)	11,730	11,730
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.95%, 9/1/2026 (a)	8,815	8,815
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2026
Series 2026CC, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (a)	5,000	5,000
Series 2026EE, Rev., VRDO, LIQ : Truist Bank, 3.05%, 9/1/2026 (a)	10,000	10,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023, Subseries A-2, Rev., VRDO, LIQ : UBS AG, 2.90%, 9/1/2026 (a)	61,705	61,705
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-118, GO, VRDO, LOC : Royal Bank of Canada, 3.10%, 9/1/2026 (a) (b)	13,000	13,000
Series 2026-E-170, GO, VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	10,000	10,000
Series 2026-G-139, GO, VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	5,090	5,090
Series E-146, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	3,275	3,275
Series E-159, GO, VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	2,675	2,675
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Tender Option Bond Trust Receipts/Certificates
Series 2023-XM1142, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.30%, 9/8/2026 (a) (b)	6,250	6,250
Series 2022-ZL0350, GO, VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	3,300	3,300
Series 2023-XL0441, GO, VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	2,000	2,000
Series 2025-CF7021, Rev., VRDO, LIQ : Citibank NA, 2.31%, 9/8/2026 (a) (b)	5,215	5,215
Series 2025-XL0617, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	3,975	3,975
Series 2026-XF3509, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	2,140	2,140
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2003B1, Rev., VRDO, LOC : US Bank NA, 2.90%, 9/1/2026 (a)	700	700
Series 2005, Subseries B-4A, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (a)	3,605	3,605
Series 2005B-4C, Rev., VRDO, LOC : US Bank NA, 2.90%, 9/1/2026 (a)	5,425	5,425
Total New York		353,010
North Carolina — 0.0% ^
North Carolina Capital Facilities Finance Agency, Rocky Mountain Prep School Series 2007, Rev., VRDO, LOC : Truist Bank, 4.00%, 9/8/2026 (a)	760	760
Ohio — 4.9%
Cleveland-Cuyahoga County Port Authority, Museum of Natural History Project
Series 2005B, Rev., VRDO, LIQ : PNC Bank NA, 2.28%, 9/8/2026 (a)	20,000	20,000
Series D, Rev., VRDO, LIQ : PNC Bank NA, 2.28%, 9/8/2026 (a)	4,880	4,880
Ohio State University (The), General Receipts Series 2023D-1, Rev., VRDO, 2.27%, 9/8/2026 (a)	17,600	17,600
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (a)	6,385	6,385
Public Finance Authority
Series 2025-VRS216, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	24,950	24,950
Series 2026-VRS231, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	5,500	5,500
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	21

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
RBC Municipal Products, Inc. Trust, Floater Certificates
Series 2019-E-132, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	2,065	2,065
Series 2023-C-22, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	10,000	10,000
Series C-18, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	9,000	9,000
State of Ohio, Adult Correctional Capital Facilities Lease Appropriation Series 2025B, Rev., VRDO, 2.15%, 9/8/2026 (a)	15,900	15,900
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0570, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	4,625	4,625
Series 2023-XG0525, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/3/2026 (a) (b)	6,775	6,775
Series 2024-XF1711, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	3,950	3,950
Series 2025-XF3484, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	4,970	4,970
Total Ohio		136,600
Oklahoma — 0.9%
Public Finance Authority Series 2025-VRS401, Class A, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	25,000	25,000
Other — 0.3%
Tender Option Bond Trust Receipts/Certificates
Series 2024-CF7004, Rev., VRDO, LOC : Citibank NA, 2.40%, 9/8/2026 (a) (b)	5,885	5,885
Series 2024-CF7008, Rev., VRDO, LOC : Citibank NA, 2.40%, 9/8/2026 (a) (b)	4,000	4,000
Total Other		9,885
Pennsylvania — 3.5%
Delaware County Industrial Development Authority, United Parcel Service Project Series 2015, Rev., VRDO, 3.00%, 9/1/2026 (a)	10,325	10,325
Delaware Valley Regional Finance Authority, Local Government Series 2024B, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (a)	16,585	16,585
Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project Series 2001A, Rev., VRDO, LOC : FNMA, 2.28%, 9/8/2026 (a)	10,910	10,910
Pennsylvania Turnpike Commission Series 2023B, Rev., VRDO, LOC : TD Bank NA, 2.28%, 9/8/2026 (a)	23,460	23,460
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
RIB Floater Trust Various States Series 2023-013, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	5,560	5,560
Tender Option Bond Trust Receipts/Certificates
Series 2023-XG0536, GO, VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	2,500	2,500
Series 2023-ZF3186, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	1,350	1,350
Series 2023-ZL0514, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	1,720	1,720
Series 2024-XF1769, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	3,750	3,750
Series 2025-XF3360, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	2,935	2,935
Series 2025-XL0697, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	3,375	3,375
Series 2025-XM1218, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	910	910
Series 2025-XM1300, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	2,500	2,500
Series 2025-YX1435, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	3,325	3,325
Series 2025-ZF3365, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	1,875	1,875
Series 2025-ZF3366, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	1,885	1,885
Series 2026-XX1481, Rev., VRDO, LOC : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	1,500	1,500
Series 2024-XF1707, Rev., VRDO, LIQ : TD Bank NA, 2.32%, 9/8/2026 (a) (b)	5,330	5,330
Total Pennsylvania		99,795
South Dakota — 1.1%
South Dakota Health and Educational Facilities Authority, Sanford Series 2025D-2, Rev., VRDO, 2.10%, 9/8/2026 (a)	17,575	17,575
South Dakota Housing Development Authority, Homeownership Mortgage Series 2022D, Rev., VRDO, LIQ : FHLB, 2.26%, 9/8/2026 (a)	13,210	13,210
Total South Dakota		30,785
Tennessee — 1.8%
Metropolitan Knoxville Airport Authority Series 2025, Rev., VRDO, LOC : Truist Bank, 3.00%, 9/1/2026 (a)	31,640	31,640
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Tender Option Bond Trust Receipts/Certificates
Series 2022-XL0369, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	5,000	5,000
Series 2025-XG0611, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	1,970	1,970
Series 2018-XF2576, Rev., VRDO, LOC : Barclays Bank plc, 2.32%, 9/8/2026 (a) (b)	1,100	1,100
Series 2023-XF1625, Rev., VRDO, LIQ : TD Bank NA, 2.32%, 9/8/2026 (a) (b)	4,000	4,000
Series 2024-XG0548, Rev., VRDO, LOC : Barclays Bank plc, 2.32%, 9/8/2026 (a) (b)	2,400	2,400
Series 2024-XF1698, Rev., VRDO, LIQ : TD Bank NA, 2.33%, 9/8/2026 (a) (b)	3,720	3,720
Total Tennessee		49,830
Texas — 9.8%
Board of Regents of the University of Texas System, Financing System
Series 2026B-1, Rev., VRDO, 2.25%, 9/8/2026 (a)	56,725	56,725
Series 2026B-2, Rev., VRDO, 2.27%, 9/8/2026 (a)	31,900	31,900
Deutsche Bank Spears
Series 2025-DBE8159, Rev., VRDO, LOC : Deutsche Bank AG, 3.30%, 9/1/2026 (a) (b)	12,400	12,400
Series 2025-DBE-8214, GO, VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	11,705	11,705
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project Series 2002A, Rev., VRDO, 3.00%, 9/1/2026 (a)	6,950	6,950
Lubbock Independent School District Series 2006, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 2.33%, 9/8/2026 (a)	5,960	5,960
San Antonio Water System, Subordinate Lien Series 2024A, Rev., VRDO, LIQ : Truist Bank, 3.05%, 9/1/2026 (a)	27,675	27,675
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0588, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	8,175	8,175
Series 2023-XF3165, GO, VRDO, PSF-GTD, LIQ : Morgan Stanley Bank NA, 2.30%, 9/8/2026 (a) (b)	2,000	2,000
Series 2022-XL0360, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	2,760	2,760
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2022-XM1050, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	2,675	2,675
Series 2023-XF3128, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	700	700
Series 2023-XF3154, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	2,000	2,000
Series 2023-XG0530, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	7,515	7,515
Series 2023-XG0534, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	5,335	5,335
Series 2023-XL0500, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	4,340	4,340
Series 2023-XM1125, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	2,800	2,800
Series 2025-XF3431, GO, VRDO, PSF-GTD, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	1,800	1,800
Series 2025-XF3432, GO, VRDO, PSF-GTD, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	2,000	2,000
Series 2025-XF3437, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	2,670	2,670
Series 2025-XF8021, GO, VRDO, LIQ : TD Bank NA, 2.31%, 9/8/2026 (a) (b)	4,000	4,000
Series 2025-XG0596, GO, VRDO, PSF-GTD, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	3,410	3,410
Series 2025-XL0686, GO, VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	3,750	3,750
Series 2025-XM1343, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	4,725	4,725
Series 2025-YX1412, GO, VRDO, PSF-GTD, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	3,035	3,035
Series 2025-ZF3369, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	2,500	2,500
Series 2025-ZF3370, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	2,500	2,500
Series 2025-ZF3461, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	4,250	4,250
Series 2025-ZF3467, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	1,500	1,500
Series 2026-CF7075, GO, VRDO, PSF-GTD, LIQ : Citibank NA, 2.31%, 9/8/2026 (a) (b)	4,945	4,945
Series 2026-CF7081, GO, VRDO, PSF-GTD, LIQ : Citibank NA, 2.31%, 9/8/2026 (a) (b)	9,235	9,235
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	23

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2026-XF3510, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	3,750	3,750
Series 2026-XM1345, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	2,300	2,300
Series 2023-XG0505, GO, VRDO, PSF-GTD, LIQ : TD Bank NA, 2.32%, 9/8/2026 (a) (b)	4,000	4,000
Series 2023-XF3147, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.33%, 9/8/2026 (a) (b)	2,805	2,805
Series 2025-XL0692, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.33%, 9/8/2026 (a) (b)	14,200	14,200
Series 2026-XF3504, GO, VRDO, PSF-GTD, LIQ : Morgan Stanley Bank NA, 2.33%, 9/8/2026 (a) (b)	6,400	6,400
Total Texas		275,390
Utah — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2026-CF7083, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	4,944	4,944
Vermont — 0.1%
Vermont Educational and Health Buildings Financing Agency, Landmark College Project Series A, Rev., VRDO, LOC : TD Bank NA, 3.01%, 9/1/2026 (a)	2,370	2,370
Virginia — 1.2%
City of Norfolk Series 2007, GO, VRDO, LIQ : Bank of America NA, 2.40%, 9/8/2026 (a)	7,200	7,200
Public Finance Authority Series 2025-VRS204, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	5,950	5,950
RBC Municipal Products, Inc. Trust, Floater Certificates Series C-19, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	5,000	5,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-XL0489, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	1,800	1,800
Series 2024-XX1356, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	3,550	3,550
Series 2025-XX1394, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	4,125	4,125
Series 2026-XF3551, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	6,680	6,680
Total Virginia		34,305
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — 1.5%
State of Washington Series 2023-0012, Class A, GO, VRDO, LIQ : Citibank NA, 2.32%, 9/8/2026 (a) (b)	6,000	6,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZL0490, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	1,670	1,670
Series 2023-ZL0491, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	1,670	1,670
Series 2025-ZF1820, GO, VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	1,250	1,250
Series 2026-CF7074, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	19,941	19,941
Series 2026-CF7077, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	11,557	11,557
Total Washington		42,088
Wisconsin — 1.5%
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0571, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	1,585	1,585
Series 2022-XF3076, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	3,895	3,895
Series 2022-XL0296, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	5,530	5,530
Series 2023-XL0483, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	2,245	2,245
Series 2024-XF1696, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	4,440	4,440
Series 2024-XG0553, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	1,455	1,455
Series 2026-XF3508, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	5,820	5,820
Wisconsin Housing and Economic Development Authority, Home Ownership
Series 2019B, Rev., VRDO, FNMA COLL, LIQ : FHLB, 2.30%, 9/8/2026 (a)	7,125	7,125
Series 2025C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 2.30%, 9/8/2026 (a)	9,000	9,000
Total Wisconsin		41,095
Total Municipal Bonds (Cost $2,607,684)		2,607,684
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — 7.1%
New York — 0.5%
Nuveen New York AMT - Free Quality Municipal Income Fund Series 2, LIQ : Royal Bank of Canada, 2.33%, 9/8/2026# (b)	13,600	13,600
Other — 6.6%
Nuveen AMT - Free Municipal Credit Income Fund
Series 6, LIQ : Sumitomo Mitsui Banking Corp., 2.33%, 9/8/2026# (b)	51,700	51,700
Series 5, LIQ : Societe Generale, 2.33%, 9/8/2026# (b)	47,400	47,400
Nuveen AMT - Free Quality Municipal Income Fund
Series 5-1000, LOC : Sumitomo Mitsui Banking Corp., 2.34%, 9/8/2026# (b)	25,000	25,000
Series 4-4895, LIQ : Barclays Bank plc, 2.36%, 9/8/2026# (b)	34,400	34,400
Series 3-PFD, LIQ : TD Bank NA, 2.37%, 9/8/2026# (b)	27,200	27,200
Total Other		185,700
Total Variable Rate Demand Preferred Shares (Cost $199,300)		199,300
Total Investments — 99.8% (Cost $2,806,984) *		2,806,984
Other Assets in Excess of Liabilities — 0.2%		4,638
NET ASSETS — 100.0%		2,811,622

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2026.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2026.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	25

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 18.2%
BMO Capital Markets Corp., 3.74%, dated 8/31/2026, due 9/2/2026, repurchase price $75,016, collateralized by Collateralized Mortgage Obligations, 4.77% - 5.78%, due 5/17/2038 - 7/25/2071, with a value of $81,252.	75,000	75,000
BMO Capital Markets Corp., 3.73%, dated 8/31/2026, due 9/7/2026, repurchase price $20,015, collateralized by Collateralized Mortgage Obligations, 5.50%, due 7/25/2056, with a value of $21,678.	20,000	20,000
BMO Capital Markets Corp., 3.73%, dated 8/31/2026, due 9/7/2026, repurchase price $40,029, collateralized by Collateralized Mortgage Obligations, 4.93% - 5.22%, due 5/17/2038 - 4/25/2066, with a value of $43,357.	40,000	40,000
BMO Capital Markets Corp., 3.75%, dated 8/31/2026, due 9/7/2026, repurchase price $120,088, collateralized by Collateralized Mortgage Obligations, 0.83% - 5.92%, due 7/8/2033 - 8/25/2071, with a value of $130,019.	120,000	120,000
BMO Capital Markets Corp., 3.76%, dated 8/31/2026, due 9/7/2026, repurchase price $300,219, collateralized by Collateralized Mortgage Obligations, 0.00% - 12.01%, due 2/25/2029 - 9/25/2071 and FNMA, 14.64% - 15.64%, due 3/25/2042 - 6/25/2042, with a value of $325,523.	300,000	300,000
BMO Capital Markets Corp., 3.77%, dated 8/31/2026, due 9/7/2026, repurchase price $30,022, collateralized by Collateralized Mortgage Obligations, 5.50% - 8.14%, due 8/15/2039 - 7/25/2056, with a value of $32,610.	30,000	30,000
BMO Capital Markets Corp., 3.78%, dated 8/31/2026, due 9/7/2026, repurchase price $90,066, collateralized by Collateralized Mortgage Obligations, 5.05% - 6.23%, due 9/15/2031 - 9/25/2071, with a value of $98,078.	90,000	90,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 3.72%, dated 8/31/2026, due 9/2/2026, repurchase price $275,057, collateralized by Asset-Backed Securities, 3.75% - 8.00%, due 3/3/2028 - 8/20/2056, Collateralized Mortgage Obligations, 0.00% - 9.40%, due 7/25/2035 - 12/25/2063, Corporate Notes and Bonds, 1.13% - 10.75%, due 10/30/2026 - 10/27/2082^^ and Sovereign Government Securities, 3.38%, due 1/15/2050, with a value of $289,561.	275,000	275,000
BNP Paribas SA, 3.77%, dated 8/31/2026, due 9/3/2026, repurchase price $175,055, collateralized by Asset-Backed Securities, 4.46% - 10.37%, due 1/25/2036 - 7/20/2039 and Corporate Notes and Bonds, 0.00% - 13.88%, due 1/15/2028 - 2/28/2057^^, with a value of $189,162.	175,000	175,000
BNP Paribas SA, 3.83%, dated 8/31/2026, due 9/7/2026, repurchase price $317,236, collateralized by Asset-Backed Securities, 3.50% - 5.66%, due 9/15/2028 - 7/21/2037, Collateralized Mortgage Obligations, 2.98% - 4.68%, due 9/13/2032 - 12/15/2062 and Corporate Notes and Bonds, 1.13% - 10.75%, due 9/9/2026 - 12/31/2079, with a value of $336,419.	317,000	317,000
BNP Paribas SA, 3.88%, dated 8/31/2026, due 9/7/2026, repurchase price $375,283, collateralized by Asset-Backed Securities, 5.33% - 7.42%, due 10/25/2034 - 4/24/2038, Collateralized Mortgage Obligations, 3.55% - 6.79%, due 9/13/2032 - 5/25/2065 and Corporate Notes and Bonds, 1.75% - 10.75%, due 9/8/2026 - 11/24/2084^^, with a value of $401,827.	375,000	375,000
BNP Paribas SA, 4.05%, dated 8/31/2026, due 10/5/2026, repurchase price $75,295, collateralized by Asset-Backed Securities, 4.46% - 4.86%, due 9/25/2035 - 1/25/2036 and Corporate Notes and Bonds, 3.50% - 12.75%, due 9/30/2027 - 6/4/2081^^, with a value of $82,666.	75,000	75,000
BNP Paribas SA, 4.05%, dated 8/31/2026, due 10/5/2026, repurchase price $682,678, collateralized by Asset-Backed Securities, 4.20% - 10.29%, due 9/15/2028 - 9/25/2035, Corporate Notes and Bonds, 0.00% - 14.00%, due 12/1/2026 - 10/15/2055^^ and Sovereign Government Securities, 0.00% - 9.50%, due 3/20/2028 - 7/15/2052, with a value of $744,375.	680,000	680,000
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
BofA Securities, Inc., 3.70%, dated 8/31/2026, due 9/1/2026, repurchase price $350,036, collateralized by Asset-Backed Securities, 2.60% - 10.39%, due 7/7/2028 - 11/25/2059, Collateralized Mortgage Obligations, 0.24% - 5.50%, due 10/25/2035 - 11/25/2063, Commercial Paper, 0.00%, due 3/1/2027, Corporate Notes and Bonds, 1.95%, due 10/21/2031 and Municipal Debt Securities, 1.31% - 6.50%, due 7/1/2036 - 8/25/2041, with a value of $371,026.	350,000	350,000
BofA Securities, Inc., 4.07%, dated 8/31/2026, due 12/4/2026, repurchase price $368,920, collateralized by Asset-Backed Securities, 7.11% - 7.89%, due 10/25/2033 - 11/3/2044, Collateralized Mortgage Obligations, 0.00% - 11.07%, due 6/10/2027 - 9/25/2070, Corporate Notes and Bonds, 0.00% - 8.88%, due 9/30/2028 - 1/17/2035, FNMA, 3.00% - 11.14%, due 10/25/2041 - 10/25/2058 and Sovereign Government Securities, 6.13%, due 6/1/2050, with a value of $394,203.	365,000	365,000
Citigroup Global Markets Holdings, Inc., 3.70%, dated 8/31/2026, due 9/1/2026, repurchase price $100,010, collateralized by Corporate Notes and Bonds, 1.15% - 9.00%, due 10/15/2026 - 6/1/2070 and Sovereign Government Securities, 3.10% - 6.75%, due 1/11/2033 - 1/22/2061, with a value of $105,001.	100,000	100,000
Citigroup Global Markets Holdings, Inc., 3.71%, dated 8/31/2026, due 9/1/2026, repurchase price $250,026, collateralized by Certificates of Deposit, 3.74%, due 10/2/2026, Corporate Notes and Bonds, 1.30% - 7.80%, due 9/15/2026 - 12/4/2065 and Sovereign Government Securities, 2.40% - 8.30%, due 9/28/2027 - 5/4/2053, with a value of $262,501.	250,000	250,000
Citigroup Global Markets Holdings, Inc., 3.73%, dated 8/31/2026, due 9/1/2026, repurchase price $650,067, collateralized by U.S. Treasury Securities, 1.75% - 4.63%, due 1/15/2034 - 2/15/2036, with a value of $663,000.	650,000	650,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Citigroup Global Markets Holdings, Inc., 3.70%, dated 8/31/2026, due 9/7/2026, repurchase price $100,072, collateralized by Corporate Notes and Bonds, 1.65% - 7.88%, due 2/1/2027 - 3/7/2087, with a value of $105,000.	100,000	100,000
Citigroup Global Markets Holdings, Inc., 4.12%, dated 8/31/2026, due 11/30/2026, repurchase price $479,947, collateralized by Common Stocks and Preferred Stocks, 6.38% - 6.50%, with a value of $513,000.	475,000	475,000
Credit Agricole Corporate and Investment Bank, 3.70%, dated 8/31/2026, due 9/1/2026, repurchase price $150,015, collateralized by Asset-Backed Securities, 3.53% - 10.50%, due 6/20/2031 - 9/15/2072, Collateralized Mortgage Obligations, 3.75% - 6.50%, due 7/19/2038 - 12/25/2058, Commercial Paper, 0.00%, due 3/25/2027, Corporate Notes and Bonds, 2.25% - 11.25%, due 10/1/2026 - 5/26/2084^^, FHLMC, 3.35%, due 11/25/2026, FNMA, 5.50% - 5.64%, due 8/25/2047 - 2/25/2055 and Sovereign Government Securities, 6.63%, due 3/15/2035, with a value of $159,089.	150,000	150,000
Credit Agricole Corporate and Investment Bank, 3.69%, dated 8/31/2026, due 9/2/2026, repurchase price $340,070, collateralized by Asset-Backed Securities, 2.79% - 5.84%, due 4/15/2030 - 11/25/2055, Corporate Notes and Bonds, 1.55% - 11.25%, due 2/15/2027 - 1/27/2084^^, FHLMC, 1.52% - 4.50%, due 6/25/2027 - 7/25/2033, GNMA, 4.81% - 6.50%, due 3/20/2055 - 12/20/2055 and Sovereign Government Securities, 3.88% - 6.63%, due 9/17/2030 - 2/21/2047, with a value of $361,273.	340,000	340,000
Credit Agricole Corporate and Investment Bank, 3.69%, dated 8/31/2026, due 9/3/2026, repurchase price $185,057, collateralized by Asset-Backed Securities, 3.38% - 5.76%, due 4/15/2030 - 12/20/2064, Corporate Notes and Bonds, 1.55% - 11.25%, due 2/15/2027 - 2/9/2056^^, FHLMC, 2.51% - 4.79%, due 10/25/2026 - 5/25/2055, FNMA, 2.63%, due 4/25/2047 and Sovereign Government Securities, 6.00%, due 1/14/2041, with a value of $196,234.	185,000	185,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	27

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Credit Agricole Corporate and Investment Bank, 3.69%, dated 8/31/2026, due 9/4/2026, repurchase price $125,051, collateralized by Asset-Backed Securities, 2.85% - 6.03%, due 11/20/2047 - 6/25/2065, Collateralized Mortgage Obligations, 4.88% - 7.25%, due 8/25/2055 - 7/25/2066, Corporate Notes and Bonds, 1.55% - 10.25%, due 12/30/2026 - 5/1/2045^^, FHLMC, 3.29% - 5.04%, due 3/25/2027 - 8/25/2056, FNMA, 4.50%, due 1/25/2055, GNMA, 4.59% - 4.96%, due 7/20/2055 - 8/20/2056 and Sovereign Government Securities, 5.38%, due 3/22/2033, with a value of $131,667.	125,000	125,000
Credit Agricole Corporate and Investment Bank, 3.71%, dated 8/31/2026, due 9/4/2026, repurchase price $125,052, collateralized by Asset-Backed Securities, 5.12% - 5.88%, due 5/17/2032 - 10/25/2039, Commercial Paper, 0.00%, due 9/28/2026, Corporate Notes and Bonds, 1.95% - 10.50%, due 4/1/2027 - 3/15/2045^^, FHLMC, 3.65%, due 2/25/2028, GNMA, 4.67% - 6.50%, due 12/20/2055 - 8/20/2056 and Sovereign Government Securities, 2.88% - 4.70%, due 7/21/2027 - 6/6/2032, with a value of $132,940.	125,000	125,000
Credit Agricole Corporate and Investment Bank, 3.74%, dated 8/31/2026, due 9/7/2026, repurchase price $435,316, collateralized by Asset-Backed Securities, 2.79% - 6.62%, due 4/15/2030 - 9/15/2075, Collateralized Mortgage Obligations, 3.50% - 6.24%, due 11/20/2037 - 5/25/2065, Commercial Paper, 3.96%, due 6/4/2027, Corporate Notes and Bonds, 1.95% - 10.00%, due 1/15/2027 - 7/28/2086^^, FHLMC, 3.43% - 5.00%, due 1/25/2027 - 5/25/2034, FNMA, 3.00% - 4.50%, due 12/25/2027 - 1/25/2055 and Sovereign Government Securities, 2.38% - 9.38%, due 6/28/2027 - 1/12/2052, with a value of $462,627.	435,000	435,000
Fixed Income Clearing Corp., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $750,076, collateralized by U.S. Treasury Securities, 1.63% - 3.63%, due 12/31/2030 - 5/15/2031, with a value of $765,000.	750,000	750,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Goldman Sachs & Co. LLC, 4.05%, dated 8/31/2026, due 11/2/2026, repurchase price $428,012, collateralized by Asset-Backed Securities, 0.00% - 11.53%, due 3/15/2028 - 6/25/2070, Certificates of Deposit, 4.50%, due 8/27/2027, Collateralized Mortgage Obligations, 1.50% - 7.70%, due 8/15/2033 - 12/16/2072, Commercial Paper, 0.00%, due 9/4/2026 - 9/21/2026 and Corporate Notes and Bonds, 0.00% - 18.25%, due 12/2/2026 - 12/31/2079^^, with a value of $458,647.	425,000	425,000
Goldman Sachs & Co. LLC, 4.08%, dated 8/31/2026, due 11/2/2026, repurchase price $574,070, collateralized by Asset-Backed Securities, 0.00% - 12.19%, due 8/20/2027 - 5/25/2065, Collateralized Mortgage Obligations, 0.00% - 11.07%, due 8/15/2031 - 10/25/2066 and Corporate Notes and Bonds, 0.00% - 10.63%, due 11/4/2026 - 3/7/2082, with a value of $613,369.	570,000	570,000
ING Financial Markets LLC, 3.73%, dated 8/31/2026, due 9/1/2026, repurchase price $100,010, collateralized by Common Stocks, with a value of $108,011.	100,000	100,000
ING Financial Markets LLC, 3.73%, dated 8/31/2026, due 9/1/2026, repurchase price $200,021, collateralized by Common Stocks, with a value of $216,022.	200,000	200,000
ING Financial Markets LLC, 4.11%, dated 8/31/2026, due 10/5/2026, repurchase price $100,400, collateralized by Common Stocks, with a value of $108,752.	100,000	100,000
ING Financial Markets LLC, 4.11%, dated 8/31/2026, due 10/5/2026, repurchase price $376,498, collateralized by Common Stocks, with a value of $407,867.	375,000	375,000
Natixis SA, 3.75%, dated 8/31/2026, due 9/1/2026, repurchase price $50,005, collateralized by Asset-Backed Securities, 4.24% - 6.16%, due 1/25/2034 - 6/25/2066, Collateralized Mortgage Obligations, 4.40% - 5.77%, due 12/25/2035 - 8/25/2061 and Corporate Notes and Bonds, 3.44% - 12.00%, due 5/23/2028 - 12/1/2054, with a value of $53,055.	50,000	50,000
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Natixis SA, 3.79%, dated 8/31/2026, due 9/1/2026, repurchase price $105,011, collateralized by Asset-Backed Securities, 3.92% - 8.44%, due 7/15/2037 - 6/15/2056, Collateralized Mortgage Obligations, 4.40% - 5.42%, due 8/15/2036 - 10/25/2065, Corporate Notes and Bonds, 2.51% - 10.50%, due 5/23/2028 - 1/15/2067^^ and Sovereign Government Securities, 7.13%, due 2/12/2032, with a value of $112,050.	105,000	105,000
Natixis SA, 3.80%, dated 8/31/2026, due 9/2/2026, repurchase price $40,008, collateralized by Asset-Backed Securities, 4.96% - 9.64%, due 7/25/2031 - 6/20/2056, Collateralized Mortgage Obligations, 1.05% - 6.52%, due 5/12/2034 - 12/26/2064, Corporate Notes and Bonds, 2.51% - 7.13%, due 4/15/2029 - 12/1/2055 and Sovereign Government Securities, 5.95%, due 1/15/2031, with a value of $43,165.	40,000	40,000
Natixis SA, 3.75%, dated 8/31/2026, due 9/3/2026, repurchase price $100,031, collateralized by Asset-Backed Securities, 4.24% - 11.07%, due 9/7/2030 - 1/25/2034, Collateralized Mortgage Obligations, 3.67% - 5.32%, due 12/25/2035 - 3/17/2043 and Corporate Notes and Bonds, 3.88% - 10.50%, due 2/15/2028 - 11/26/2085^^, with a value of $105,759.	100,000	100,000
Natixis SA, 3.75%, dated 8/31/2026, due 9/4/2026, repurchase price $80,033, collateralized by Asset-Backed Securities, 4.75% - 10.96%, due 7/23/2032 - 6/25/2066, Collateralized Mortgage Obligations, 2.41% - 7.47%, due 12/25/2035 - 2/25/2067 and Corporate Notes and Bonds, 2.38% - 12.00%, due 5/23/2028 - 1/15/2067^^, with a value of $85,703.	80,000	80,000
Natixis SA, 3.75%, dated 8/31/2026, due 9/7/2026, repurchase price $50,036, collateralized by Asset-Backed Securities, 4.96% - 9.98%, due 5/19/2031 - 6/15/2056, Collateralized Mortgage Obligations, 2.61% - 8.75%, due 1/15/2032 - 2/25/2067 and Corporate Notes and Bonds, 3.30% - 12.00%, due 2/15/2028 - 12/1/2055^^, with a value of $53,241.	50,000	50,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Natixis SA, 3.80%, dated 8/31/2026, due 9/7/2026, repurchase price $525,388, collateralized by Asset-Backed Securities, 2.82% - 11.16%, due 12/15/2029 - 6/25/2066, Collateralized Mortgage Obligations, 4.26% - 8.75%, due 12/25/2035 - 7/25/2071, Corporate Notes and Bonds, 1.50% - 12.00%, due 3/15/2027 - 10/24/2067^^ and Sovereign Government Securities, 5.88%, due 6/26/2031, with a value of $561,115.	525,000	525,000
Natixis SA, 3.82%, dated 8/31/2026, due 9/14/2026, repurchase price $40,059, collateralized by Common Stocks, with a value of $43,301.	40,000	40,000
Pershing LLC, 4.06%, dated 8/31/2026, due
11/19/2026, repurchase price $277,481,
collateralized by Asset-Backed Securities,
0.00% - 7.17%, due 12/15/2027 -
7/25/2066, Certificates of Deposit, 3.95% -
5.05%, due 4/12/2027 - 8/12/2031,
Collateralized Mortgage Obligations, 3.03% -
7.94%, due 6/25/2037 - 5/25/2062,
Corporate Notes and Bonds, 0.00% -
10.00%, due 9/8/2026 - 3/15/2087^^,
FFCB, 4.60%, due 9/11/2034, FHLB, 2.13%,
due 12/14/2029, FHLMC, 1.25% - 7.60%,
due 10/25/2027 - 7/1/2056, FNMA, 2.00%
- 6.00%, due 7/1/2049 - 6/1/2056, GNMA,
2.50% - 6.50%, due 5/20/2041 -
6/20/2066, Municipal Debt Securities,
3.00% - 5.40%, due 7/1/2032 -
12/31/2056, Tennessee Valley Authority,
3.88% - 5.88%, due 8/1/2030 - 4/1/2036
and U.S. Treasury Securities, 0.00% - 4.50%,
due 10/8/2026 - 8/15/2052, with a value of
$290,928.
	275,000	275,000
RBC Capital Markets LLC, 3.73%, dated
8/31/2026, due 9/2/2026, repurchase price
$350,073, collateralized by Asset-Backed
Securities, 2.85% - 9.14%, due 7/22/2027 -
7/15/2053, Collateralized Mortgage
Obligations, 1.20% - 6.37%, due 9/25/2026
- 6/15/2057, Commercial Paper, 0.00%, due
9/2/2026 - 9/10/2026, Corporate Notes and
Bonds, 0.00% - 13.34%, due 9/15/2026 -
1/15/2083^^, FHLMC, 2.50% - 4.35%, due
2/25/2030 - 8/15/2042, FNMA, 4.24%, due
4/25/2029, Sovereign Government
Securities, 4.38% - 4.63%, due 9/30/2027 -
2/24/2033 and U.S. Treasury Securities,
0.00% - 3.38%, due 1/15/2027 -
2/15/2056, with a value of $365,538.
	350,000	350,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	29

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Societe Generale SA, 3.72%, dated 8/31/2026, due 9/1/2026, repurchase price $325,034, collateralized by Asset-Backed Securities, 4.98% - 5.07%, due 7/15/2038 - 1/20/2039, with a value of $344,536.	325,000	325,000
Societe Generale SA, 3.73%, dated 8/31/2026, due 9/1/2026, repurchase price $200,021, collateralized by Asset-Backed Securities, 4.66% - 5.13%, due 9/15/2030 - 6/21/2039, Collateralized Mortgage Obligations, 3.00% - 7.98%, due 3/16/2037 - 9/25/2071 and Corporate Notes and Bonds, 4.75% - 5.95%, due 1/15/2028 - 2/14/2049, with a value of $213,456.	200,000	200,000
Societe Generale SA, 3.75%, dated 8/31/2026, due 9/1/2026, repurchase price $160,017, collateralized by Asset-Backed Securities, 5.08% - 5.87%, due 3/15/2033 - 1/20/2038, Collateralized Mortgage Obligations, 5.10% - 7.89%, due 11/17/2042 - 3/15/2045 and Corporate Notes and Bonds, 2.63% - 14.38%, due 9/18/2026 - 12/31/2079^^, with a value of $172,660.	160,000	160,000
Societe Generale SA, 3.73%, dated 8/31/2026, due 9/2/2026, repurchase price $450,093, collateralized by Collateralized Mortgage Obligations, 5.77%, due 11/15/2041, Corporate Notes and Bonds, 1.65% - 7.45%, due 1/15/2027 - 10/27/2081^^ and U.S. Treasury Securities, 0.00% - 6.25%, due 5/15/2028 - 11/15/2051, with a value of $473,123.	450,000	450,000
Societe Generale SA, 3.76%, dated 8/31/2026, due 9/2/2026, repurchase price $125,026, collateralized by Asset-Backed Securities, 5.08% - 5.87%, due 3/15/2033 - 1/20/2038, Collateralized Mortgage Obligations, 4.68% - 7.43%, due 4/15/2037 - 10/25/2045, Corporate Notes and Bonds, 2.57% - 14.38%, due 2/10/2027 - 10/30/2056^^ and Sovereign Government Securities, 4.63% - 9.88%, due 1/15/2028 - 5/15/2034, with a value of $133,574.	125,000	125,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 3.73%, dated 8/31/2026, due 9/3/2026, repurchase price $500,155, collateralized by Asset-Backed Securities, 2.66% - 6.31%, due 7/20/2029 - 11/20/2051, Collateralized Mortgage Obligations, 3.35% - 7.53%, due 6/11/2037 - 12/25/2070, Corporate Notes and Bonds, 1.50% - 7.13%, due 6/16/2027 - 12/31/2079^^, FNMA, 6.89%, due 9/25/2043 and Sovereign Government Securities, 5.60% - 5.75%, due 10/28/2034 - 5/14/2049, with a value of $529,788.	500,000	500,000
Societe Generale SA, 3.76%, dated 8/31/2026, due 9/3/2026, repurchase price $750,235, collateralized by Asset-Backed Securities, 6.20% - 8.61%, due 2/20/2029 - 12/15/2033, Collateralized Mortgage Obligations, 3.35% - 9.32%, due 3/15/2035 - 8/25/2047, Corporate Notes and Bonds, 5.05% - 11.75%, due 1/31/2029 - 6/1/2032 and Sovereign Government Securities, 4.30% - 9.88%, due 1/13/2028 - 9/30/2049, with a value of $810,592.	750,000	750,000
Societe Generale SA, 4.03%, dated 8/31/2026, due 11/13/2026, repurchase price $226,864, collateralized by Asset-Backed Securities, 4.32% - 5.87%, due 10/15/2029 - 5/20/2053, Collateralized Mortgage Obligations, 3.35% - 7.37%, due 11/15/2032 - 2/25/2068, Corporate Notes and Bonds, 0.00% - 10.50%, due 1/15/2027 - 8/22/2057^^ and Sovereign Government Securities, 2.50% - 9.88%, due 1/15/2028 - 7/23/2060, with a value of $244,614.	225,000	225,000
TD Securities USA LLC, 3.74%, dated 8/31/2026, due 9/1/2026, repurchase price $350,036, collateralized by Asset-Backed Securities, 2.88% - 5.88%, due 11/1/2028 - 1/11/2036 and Municipal Debt Securities, 0.00% - 7.33%, due 2/15/2028 - 12/31/2065, with a value of $367,672.	350,000	350,000
TD Securities USA LLC, 3.75%, dated 8/31/2026, due 9/1/2026, repurchase price $200,021, collateralized by Corporate Notes and Bonds, 2.25% - 7.47%, due 10/4/2026 - 4/22/2066, with a value of $210,022.	200,000	200,000
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
TD Securities USA LLC, 3.76%, dated 8/31/2026, due 9/7/2026, repurchase price $550,402, collateralized by Corporate Notes and Bonds, 2.48% - 8.50%, due 12/14/2026 - 9/15/2056, with a value of $581,240.	550,000	550,000
TD Securities USA LLC, 3.78%, dated 8/31/2026, due 9/7/2026, repurchase price $400,294, collateralized by Corporate Notes and Bonds, 3.05% - 13.00%, due 10/15/2026 - 1/15/2035, with a value of $434,813.	400,000	400,000
Wells Fargo Securities LLC, 3.73%, dated 8/31/2026, due 9/1/2026, repurchase price $100,010, collateralized by Collateralized Mortgage Obligations, 1.09% - 6.54%, due 8/15/2036 - 3/25/2067, with a value of $108,011.	100,000	100,000
Wells Fargo Securities LLC, 3.78%, dated 8/31/2026, due 9/3/2026, repurchase price $200,063, collateralized by Certificates of Deposit, 0.00% - 4.29%, due 10/5/2026 - 7/3/2031, with a value of $210,154.	200,000	200,000
Wells Fargo Securities LLC, 3.78%, dated 8/31/2026, due 9/4/2026, repurchase price $75,032, collateralized by Collateralized Mortgage Obligations, 0.26% - 6.50%, due 2/15/2036 - 7/25/2071, with a value of $81,060.	75,000	75,000
Wells Fargo Securities LLC, 4.09%, dated 8/31/2026, due 10/23/2026, repurchase price $150,903, collateralized by Municipal Debt Securities, 0.00% - 6.57%, due 5/1/2027 - 1/1/2061, with a value of $158,872.	150,000	150,000
Wells Fargo Securities LLC, 4.06%, dated 8/31/2026, due 11/18/2026, repurchase price $201,782, collateralized by Asset-Backed Securities, 1.64% - 8.23%, due 11/15/2027 - 4/25/2055, with a value of $214,152.	200,000	200,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wells Fargo Securities LLC, 4.03%, dated 8/31/2026, due 11/24/2026, repurchase price $50,476, collateralized by Asset-Backed Securities, 4.95% - 5.52%, due 10/16/2028 - 2/15/2029 and Collateralized Mortgage Obligations, 0.34% - 6.73%, due 3/11/2039 - 7/25/2071, with a value of $54,431.	50,000	50,000
Wells Fargo Securities LLC, 4.06%, dated 8/31/2026, due 11/24/2026, repurchase price $50,479, collateralized by Municipal Debt Securities, 0.00% - 6.63%, due 7/15/2030 - 4/1/2059, with a value of $53,105.	50,000	50,000
Total Repurchase Agreements (Cost $15,417,000)		15,417,000
Corporate Bonds — 0.8%
Banks — 0.6%
Barclays Bank plc (United Kingdom)
(SOFR + 0.23%), 3.88%, 9/1/2026 (a) (b)	75,000	75,000
(SOFR + 0.25%), 3.90%, 9/1/2026 (a) (b)	200,000	200,000
(SOFR + 0.30%), 3.95%, 9/1/2026 (a) (b)	273,000	273,000
		548,000
Consumer Finance — 0.2%
Toyota Motor Credit Corp.(SOFR + 0.30%), 3.95%, 9/1/2026 (b)	162,000	162,000
Total Corporate Bonds (Cost $710,000)		710,000
Municipal Bonds — 0.3%
Colorado — 0.0% ^
Colorado Housing and Finance Authority, Single Family Mortgage
Series 2023N-2, Rev., VRDO, GNMA COLL, LIQ : Royal Bank of Canada, 3.72%, 9/8/2026 (c)	8,000	8,000
Series 2025C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Zions Bancorp. NA, 3.72%, 9/8/2026 (c)	15,355	15,355
Total Colorado		23,355
Illinois — 0.0% ^
Illinois Housing Development Authority Series 2023M, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 3.70%, 9/8/2026 (c)	20,000	20,000
Iowa — 0.1%
Iowa Student Loan Liquidity Corp., Student Loan Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 3.72%, 9/8/2026 (c)	29,300	29,300
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	31

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Hampshire — 0.1%
New Hampshire Business Finance Authority, Hanwa Q Cells USA, Inc., Project Series 2024A, Rev., VRDO, LOC : Kookmin Bank, 3.97%, 9/8/2026 (a) (c)	89,000	89,000
Texas — 0.1%
North Texas Higher Education Authority, Inc. Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 3.72%, 9/8/2026 (c)	13,200	13,200
State of Texas, Veterans Series 2023A, GO, VRDO, LIQ : Texas State Comptroller, 3.72%, 9/8/2026 (c)	18,700	18,700
State of Texas, Veterans Lands Series 2025A, GO, VRDO, LIQ : Texas State Comptroller, 3.72%, 9/8/2026 (c)	25,000	25,000
Total Texas		56,900
Utah — 0.0% ^
Utah Housing Corp., Single Family Mortgage Series 2024K, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 3.72%, 9/8/2026 (c)	29,200	29,200
Total Municipal Bonds (Cost $247,755)		247,755
Short Term Investments — 78.8%
Commercial Paper — 34.5%
Antalis SA (France)
3.93%, 9/22/2026 (a) (d)	175,000	174,600
3.94%, 9/23/2026 (a) (d)	101,440	101,196
3.97%, 10/1/2026 (a) (d)	94,190	93,879
ANZ New Zealand International Ltd. (New Zealand), 4.11%, 3/1/2027 (a) (d)	75,000	73,484
Ascension Health Alliance
3.83%, 9/9/2026 (d)	70,000	69,940
3.79%, 9/16/2026 (d)	18,000	17,972
Atlantic Asset Securitization LLC, 4.00%, 9/24/2026 (a) (d)	50,000	49,873
Australia & New Zealand Banking Group Ltd. (Australia)
(SOFR + 0.27%), 3.92%, 9/1/2026 (a) (b)	70,000	70,000
(SOFR + 0.27%), 3.92%, 9/1/2026 (a) (b)	45,000	45,000
3.65%, 10/28/2026 (a) (d)	26,000	25,851
3.65%, 10/29/2026 (a) (d)	56,000	55,672
3.63%, 11/4/2026 (a) (d)	14,900	14,804
3.87%, 11/5/2026 (a) (d)	157,000	155,911
3.69%, 11/27/2026 (a) (d)	93,000	92,180
Banco Santander SA (Spain)
3.99%, 10/1/2026 (a) (d)	270,000	269,104
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
3.94%, 10/9/2026 (a) (d)	115,000	114,524
3.91%, 11/3/2026 (a) (d)	100,000	99,321
3.91%, 11/4/2026 (a) (d)	20,000	19,862
Bank of Montreal (Canada)
(SOFR + 0.30%), 3.95%, 9/1/2026 (b)	66,000	66,000
(SOFR + 0.38%), 4.03%, 9/1/2026 (a) (b)	100,000	100,000
(SOFR + 0.42%), 4.07%, 9/1/2026 (a) (b)	97,000	97,000
(SOFR + 0.42%), 4.07%, 9/1/2026 (a) (b)	40,000	40,000
(SOFR + 0.45%), 4.10%, 9/1/2026 (a) (b)	58,000	58,000
3.94%, 9/3/2026 (d)	107,000	106,977
3.96%, 3/15/2027 (d)	150,000	146,854
Bank of New York Mellon (The)
3.91%, 11/23/2026 (d)	100,000	99,108
4.12%, 5/21/2027 (d)	100,000	97,096
Bank of New Zealand (New Zealand)
3.80%, 9/8/2026 (a) (d)	60,000	59,956
3.99%, 9/30/2026 (a) (d)	82,000	81,737
3.92%, 12/1/2026 (a) (d)	40,000	39,608
3.94%, 12/4/2026 (a) (d)	100,000	98,982
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.29%), 3.94%, 9/1/2026 (a) (b)	153,000	153,000
(SOFR + 0.30%), 3.95%, 9/1/2026 (a) (b)	112,000	112,000
(SOFR + 0.31%), 3.96%, 9/1/2026 (a) (b)	25,000	25,000
(SOFR + 0.32%), 3.97%, 9/1/2026 (a) (b)	113,000	113,000
3.72%, 11/30/2026 (a) (d)	82,000	81,245
3.72%, 12/1/2026 (a) (d)	145,000	143,651
3.68%, 2/12/2027 (a) (d)	109,000	107,207
3.96%, 3/18/2027 (a) (d)	100,000	97,869
4.01%, 4/15/2027 (a) (d)	68,000	66,331
4.00%, 4/16/2027 (a) (d)	114,000	111,197
4.11%, 5/20/2027 (a) (d)	135,000	131,095
4.14%, 6/3/2027 (a) (d)	60,000	58,162
Barclays Bank plc (United Kingdom)
3.66%, 9/1/2026 (a) (d)	285,000	285,000
4.01%, 9/28/2026 (a) (d)	75,000	74,775
Barton Capital SA (France)
3.65%, 9/1/2026 (a) (d)	355,000	355,000
(SOFR + 0.32%), 3.97%, 9/1/2026 (a) (b)	50,000	50,000
3.97%, 10/5/2026 (a) (d)	47,000	46,825
3.93%, 10/20/2026 (a) (d)	100,000	99,468
Bedford Row Funding Corp., 3.96%, 1/11/2027 (a) (d)	100,000	98,570
Bennington Stark Capital Co. LLC
3.90%, 9/3/2026 (a) (d)	75,000	74,984
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
3.70%, 9/4/2026 (a) (d)	75,000	74,977
BNP Paribas SA (France)
(SOFR + 0.28%), 3.93%, 9/1/2026 (b)	116,000	116,000
3.89%, 10/23/2026 (d)	114,000	113,363
3.91%, 11/20/2026 (d)	119,000	117,974
3.93%, 12/9/2026 (d)	145,000	143,449
3.94%, 12/14/2026 (d)	208,000	205,663
BPCE SA (France)
3.98%, 11/23/2026 (a) (d)	120,000	118,910
4.13%, 1/13/2027 (d)	176,000	173,334
Britannia Funding Co. LLC
(SOFR + 0.28%), 3.93%, 9/1/2026 (a) (b)	150,000	150,000
(SOFR + 0.37%), 4.02%, 9/1/2026 (a) (b)	70,000	70,000
(SOFR + 0.45%), 4.10%, 9/1/2026 (a) (b)	80,000	80,000
3.86%, 9/2/2026 (a) (d)	124,200	124,187
4.26%, 2/3/2027 (a) (d)	61,000	59,902
Caisse D'amortissement De La Dette Sociale (France), 4.07%, 2/19/2027 (a) (d)	207,000	203,077
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.29%), 3.94%, 9/1/2026 (a) (b)	115,000	115,000
(SOFR + 0.32%), 3.97%, 9/1/2026 (a) (b)	225,000	225,000
(SOFR + 0.40%), 4.05%, 9/1/2026 (a) (b)	123,000	123,000
(SOFR + 0.42%), 4.07%, 9/1/2026 (a) (b)	243,000	243,000
3.82%, 9/30/2026 (a) (d)	60,000	59,816
3.70%, 10/28/2026 (a) (d)	80,000	79,534
4.13%, 3/24/2027 (a) (d)	100,000	97,716
4.09%, 4/7/2027 (a) (d)	116,000	113,203
4.22%, 6/17/2027 (a) (d)	100,000	96,729
4.45%, 7/23/2027 (a) (d)	60,000	57,684
CDP Financial, Inc. (Canada), 4.08%, 1/4/2027 (a) (d)	40,000	39,442
Charles Schwab & Co., Inc., 4.02%, 10/6/2026 (a) (d)	100,000	99,611
Chesham Finance Ltd. (Cayman Islands)
3.71%, 9/1/2026 (a) (d)	125,000	125,000
Series 2, 3.74%, 9/1/2026 (a) (d)	100,000	100,000
Series 2, 3.73%, 9/8/2026 (a) (d)	100,000	99,927
Series 1, 3.93%, 9/16/2026 (a) (d)	125,000	124,796
Clipper Funding Co. LLC, 4.00%, 11/3/2026 (a) (d)	100,000	99,305
Commonwealth Bank of Australia (Australia)
(SOFR + 0.30%), 3.95%, 9/1/2026 (a) (b)	60,000	60,000
4.45%, 7/23/2027 (a) (d)	24,000	23,074
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Concord Minutemen Capital Co. LLC
Series A, 3.73%, 9/4/2026 (a) (d)	100,000	99,969
Series C, 4.02%, 10/21/2026 (a)	200,000	200,000
Constellation Funding Co. LLC
4.02%, 12/2/2026	30,000	30,000
4.17%, 1/21/2027 (a) (d)	75,000	73,787
Cooperatieve Rabobank UA (Netherlands)
3.63%, 9/1/2026 (d)	500,000	500,000
4.07%, 1/13/2027 (d)	50,000	49,255
Credit Agricole Corporate and Investment Bank (France)
3.74%, 10/23/2026 (d)	107,000	106,425
3.72%, 10/30/2026 (d)	65,000	64,606
3.95%, 12/31/2026 (d)	100,000	98,689
Credit Industriel et Commercial (France), 4.07%, 1/6/2027 (a) (d)	120,000	118,300
DNB Bank ASA (Norway)
3.65%, 10/2/2026 (a) (d)	150,000	149,530
3.67%, 10/9/2026 (a) (d)	200,000	199,229
3.98%, 4/23/2027 (a) (d)	92,000	89,686
3.96%, 4/28/2027 (a) (d)	68,000	66,264
3.99%, 5/3/2027 (a) (d)	35,000	34,081
DZ Bank AG (Germany), 3.94%, 10/15/2026 (a) (d)	40,000	39,808
Erste Finance Delaware LLC (Austria), 3.64%, 9/3/2026 (a) (d)	300,000	299,939
Fairway Finance Co. LLC, 3.99%, 10/8/2026 (a) (d)	40,000	39,837
Fastnet Funding Co. LLC, 3.72%, 9/8/2026 (a) (d)	100,000	99,928
Federation des Caisses Desjardins du Quebec (Canada)
3.65%, 12/18/2026 (a) (d)	150,000	148,375
3.70%, 2/25/2027 (a) (d)	109,000	107,057
First Abu Dhabi Bank PJSC (United Arab Emirates), 3.70%, 9/3/2026 (a) (d)	579,000	578,881
Goldman Sachs International Series B, (SOFR + 0.36%), 4.01%, 9/1/2026 (a) (b)	145,000	145,000
Great Bear Funding LLC, (SOFR + 0.30%), 3.95%, 9/1/2026 (a) (b)	100,000	100,000
ING Bank NV (Netherlands)
(SOFR + 0.31%), 3.95%, 9/1/2026 (b)	100,000	100,000
(SOFR + 0.31%), 3.95%, 9/1/2026 (b)	50,000	50,000
3.96%, 12/29/2026 (d)	173,000	170,764
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	33

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
ING US Funding LLC (Netherlands)
(SOFR + 0.27%), 3.91%, 9/1/2026 (a) (b)	123,000	123,000
(SOFR + 0.28%), 3.92%, 9/1/2026 (a) (b)	100,000	100,000
(SOFR + 0.31%), 3.95%, 9/1/2026 (a) (b)	141,000	141,000
3.78%, 9/2/2026 (a) (d)	125,000	124,987
3.94%, 10/15/2026 (a) (d)	91,000	90,564
3.96%, 12/23/2026 (a) (d)	112,000	110,625
Intermountain Health Care, Inc.
3.88%, 10/22/2026 (d)	65,000	64,645
3.93%, 11/19/2026 (d)	67,500	66,924
3.97%, 12/10/2026 (d)	55,000	54,401
Intrepid Funding Co. LLC
(SOFR + 0.35%), 4.00%, 9/1/2026 (b)	70,000	70,000
3.94%, 9/17/2026 (a) (d)	50,000	49,913
3.93%, 10/29/2026 (a) (d)	30,000	29,811
4.12%, 1/15/2027 (a) (d)	50,000	49,233
4.17%, 1/22/2027 (a) (d)	30,000	29,511
Ionic Funding LLC
Series IIIA, (SOFR + 0.23%), 3.88%, 9/1/2026 (b)	125,000	125,000
Series IIIA, (SOFR + 0.23%), 3.88%, 9/1/2026 (b)	75,000	75,000
Series IIA, (SOFR + 0.37%), 4.02%, 9/1/2026 (b)	75,000	75,000
Series IIIA, 4.01%, 9/24/2026 (d)	100,000	99,744
Series IIA, 4.18%, 1/8/2027 (d)	120,000	118,228
Landesbank Baden-Wuerttemberg (Germany), 3.64%, 9/1/2026 (d)	1,500,000	1,500,000
Lexington Parker Capital Co. LLC Series A, 3.73%, 9/4/2026 (a) (d)	160,000	159,950
Lloyds Bank plc (United Kingdom)
3.96%, 10/14/2026 (d)	120,000	119,435
3.91%, 11/30/2026 (a) (d)	175,000	173,305
3.91%, 11/30/2026 (d)	113,000	111,905
LMA-Americas LLC, 3.89%, 10/21/2026 (a) (d)	100,000	99,462
Mackinac Funding Co. LLC, 3.99%, 10/8/2026 (a) (d)	28,300	28,185
Macquarie Bank Ltd. (Australia)
3.93%, 10/21/2026 (a) (d)	80,000	79,566
3.88%, 11/4/2026 (a) (d)	30,000	29,795
3.93%, 12/2/2026 (a) (d)	70,000	69,304
4.17%, 1/19/2027 (a) (d)	58,000	57,075
Mizuho Bank Ltd. (Japan), 3.99%, 10/27/2026 (a) (d)	200,000	198,766
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
National Australia Bank Ltd. (Australia)
Series B, (SOFR + 0.24%), 3.89%, 9/1/2026 (a) (b)	98,000	98,000
Series B, (SOFR + 0.28%), 3.93%, 9/1/2026 (a) (b)	50,000	50,000
Series B, (SOFR + 0.30%), 3.95%, 9/1/2026 (a) (b)	108,000	108,000
Series B, (SOFR + 0.30%), 3.95%, 9/1/2026 (a) (b)	51,000	51,000
National Bank of Canada (Canada), (SOFR + 0.42%), 4.07%, 9/1/2026 (a) (b)	456,000	456,000
National Westminster Bank Plc (United Kingdom), 3.65%, 9/2/2026 (a) (d)	225,000	224,977
Natixis SA (France)
3.92%, 9/1/2026 (c)	230,000	230,000
3.88%, 11/2/2026 (d)	158,000	156,952
4.13%, 2/4/2027 (d)	120,000	117,889
Nieuw Amsterdam Receivables Corp. (Netherlands)
3.86%, 11/18/2026 (a) (d)	50,000	49,585
4.00%, 12/16/2026 (a) (d)	62,000	61,279
Nordea Bank Abp (Finland), (SOFR + 0.30%), 3.95%, 9/1/2026 (a) (b)	100,000	100,000
Norfina Ltd. (Australia)
3.95%, 11/24/2026 (a) (d)	20,000	19,818
3.95%, 12/11/2026 (a) (d)	40,000	39,561
4.07%, 12/15/2026 (a) (d)	30,000	29,648
4.14%, 2/3/2027 (a) (d)	50,000	49,124
NRW Bank (Germany), 3.66%, 9/3/2026 (a) (d)	400,000	399,919
Oversea-Chinese Banking Corp. Ltd. (Singapore)
(SOFR + 0.31%), 3.96%, 9/1/2026 (a) (b)	71,000	71,000
3.75%, 9/4/2026 (a) (d)	75,000	74,977
3.92%, 10/15/2026 (a) (d)	36,300	36,127
3.91%, 10/16/2026 (a) (d)	117,000	116,431
3.96%, 12/16/2026 (a) (d)	166,000	164,089
Paradelle Funding LLC
(SOFR + 0.32%), 3.97%, 9/1/2026 (b)	113,000	113,000
3.72%, 12/31/2026 (d)	123,000	121,483
3.72%, 1/15/2027 (d)	70,000	69,032
4.17%, 5/21/2027 (d)	190,000	184,414
Pricoa Short Term Funding LLC, 3.96%, 12/2/2026 (a) (d)	40,000	39,599
Ranger Funding Co. LLC
4.06%, 9/23/2026 (a) (d)	103,000	102,745
3.96%, 10/28/2026 (a) (d)	75,000	74,533
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Ridgefield Funding Co. LLC
Series A1, (SOFR + 0.30%), 3.95%, 9/1/2026 (a) (b)	58,000	58,000
Series A1, (SOFR + 0.32%), 3.97%, 9/1/2026 (a) (b)	50,000	50,000
Series A1, 4.05%, 11/4/2026 (a) (d)	100,000	99,285
Royal Bank of Canada (Canada)
(SOFR + 0.30%), 3.95%, 9/1/2026 (a) (b)	200,000	200,000
(SOFR + 0.30%), 3.95%, 9/1/2026 (a) (b)	193,000	193,000
(SOFR + 0.30%), 3.95%, 9/1/2026 (a) (b)	72,000	72,000
(SOFR + 0.32%), 3.97%, 9/1/2026 (a) (b)	135,000	135,000
(SOFR + 0.41%), 4.06%, 9/1/2026 (a) (b)	50,000	50,000
3.84%, 3/10/2027 (a) (d)	30,000	29,405
4.13%, 3/23/2027 (a) (d)	50,000	48,864
4.13%, 6/1/2027 (a) (d)	150,000	145,450
4.22%, 6/14/2027 (a) (d)	200,000	193,525
4.22%, 6/14/2027 (a) (d)	116,000	112,245
4.22%, 6/16/2027 (a) (d)	172,000	166,393
4.45%, 7/26/2027 (a) (d)	192,000	184,513
Santander UK plc (United Kingdom)
3.92%, 10/15/2026 (d)	215,000	213,975
3.85%, 11/20/2026 (d)	100,000	99,151
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.27%), 3.91%, 9/1/2026 (a) (b)	36,000	36,000
(SOFR + 0.30%), 3.94%, 9/1/2026 (a) (b)	50,000	50,000
(SOFR + 0.30%), 3.94%, 9/1/2026 (a) (b)	46,000	46,000
(SOFR + 0.30%), 3.94%, 9/1/2026 (a) (b)	100,000	100,000
(SOFR + 0.30%), 3.94%, 9/1/2026 (a) (b)	71,000	71,000
3.80%, 9/25/2026 (a) (d)	45,000	44,886
3.65%, 10/2/2026 (a) (d)	75,000	74,765
3.64%, 10/6/2026 (a) (d)	50,000	49,824
3.89%, 12/2/2026 (a) (d)	57,000	56,439
3.94%, 3/18/2027 (a) (d)	100,000	97,882
4.04%, 4/2/2027 (a) (d)	100,000	97,669
4.05%, 4/6/2027 (a) (d)	75,000	73,214
4.05%, 4/7/2027 (a) (d)	200,000	195,216
3.99%, 5/5/2027 (a) (d)	100,000	97,349
4.19%, 5/18/2027 (a) (d)	75,000	72,809
4.45%, 7/27/2027 (a) (d)	84,000	80,714
Societe Generale SA (France)
3.93%, 10/6/2026 (a) (d)	150,000	149,429
3.94%, 12/2/2026 (a) (d)	170,000	168,308
St. Lawrence Funding LLC, 3.67%, 9/1/2026 (a) (d)	293,000	293,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Starbird Funding Corp., 3.93%, 11/3/2026 (a) (d)	87,000	86,406
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.30%), 3.65%, 9/1/2026 (a) (b)	85,000	85,000
(SOFR + 0.27%), 3.92%, 9/1/2026 (a) (b)	100,000	100,000
(SOFR + 0.30%), 3.95%, 9/1/2026 (a) (b)	125,000	125,000
(SOFR + 0.35%), 4.00%, 9/1/2026 (a) (b)	100,000	100,000
(SOFR + 0.35%), 4.00%, 9/1/2026 (a) (b)	50,000	50,000
Sumitomo Mitsui Trust Bank Ltd. (Japan)
3.91%, 12/9/2026 (a) (d)	224,000	221,616
3.91%, 12/10/2026 (a) (d)	115,000	113,764
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.30%), 3.94%, 9/1/2026 (a) (b)	46,000	46,000
(SOFR + 0.30%), 3.94%, 9/1/2026 (a) (b)	118,000	118,000
3.89%, 12/2/2026 (a) (d)	115,000	113,869
4.11%, 3/23/2027 (a) (d)	95,000	92,852
3.97%, 4/16/2027 (a) (d)	91,000	88,779
4.08%, 5/20/2027 (a) (d)	112,000	108,793
Swedbank AB (Sweden)
(SOFR + 0.30%), 3.94%, 9/1/2026 (a) (b)	47,000	47,000
3.65%, 9/29/2026 (a) (d)	100,000	99,717
3.66%, 11/13/2026 (a) (d)	75,000	74,448
4.18%, 5/14/2027 (a) (d)	40,000	38,850
Texas Public Finance Authority
Series 09-A, 3.91%, 9/8/2026	28,775	28,775
Series 09-A, 3.91%, 9/9/2026	72,600	72,600
Series 09-A, 3.92%, 9/10/2026	44,325	44,325
Series 09-A, 3.92%, 9/11/2026	47,700	47,700
Series B, 3.88%, 12/3/2026	5,000	5,000
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.38%), 4.02%, 9/1/2026 (a) (b)	227,000	227,000
(SOFR + 0.40%), 4.04%, 9/1/2026 (a) (b)	123,000	123,000
3.96%, 3/16/2027 (a) (d)	152,000	148,797
4.04%, 4/1/2027 (a) (d)	120,000	117,219
4.03%, 5/4/2027 (a) (d)	115,000	111,940
4.22%, 6/16/2027 (a) (d)	116,000	112,218
4.45%, 7/23/2027 (a) (d)	117,000	112,479
Toyota Credit de Puerto Rico Corp., 4.35%, 3/19/2027 (d)	25,000	24,413
UBS AG (Switzerland)
(SOFR + 0.29%), 3.95%, 9/1/2026 (a) (b)	50,000	50,000
(SOFR + 0.38%), 4.03%, 9/1/2026 (a) (b)	75,000	75,000
4.08%, 4/22/2027 (a) (d)	103,000	100,357
4.36%, 7/2/2027 (a)	70,000	70,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	35

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Versailles Commercial Paper LLC
3.88%, 11/3/2026 (d)	50,000	49,663
3.96%, 12/3/2026 (d)	83,000	82,159
Verto Capital I Compartment A, 3.93%, 10/23/2026 (a) (d)	150,000	149,153
Verto Capital I Compartment C (Luxembourg)
3.72%, 9/8/2026 (a) (d)	225,000	224,837
4.04%, 10/22/2026 (a) (d)	163,000	162,072
3.98%, 12/1/2026 (a) (d)	82,000	81,183
4.22%, 1/22/2027 (a) (d)	30,000	29,505
Verto Capital I Compartment D (Luxembourg), (SOFR + 0.12%), 3.77%, 9/1/2026 (a) (b)	108,000	108,000
Westpac Banking Corp. (Australia)
(SOFR + 0.27%), 3.92%, 9/1/2026 (a) (b)	75,000	75,000
(SOFR + 0.27%), 3.92%, 9/1/2026 (a) (b)	60,000	60,000
(SOFR + 0.28%), 3.93%, 9/1/2026 (a) (b)	100,000	100,000
(SOFR + 0.28%), 3.93%, 9/1/2026 (a) (b)	78,000	78,000
(SOFR + 0.28%), 3.93%, 9/1/2026 (a) (b)	50,000	50,000
(SOFR + 0.30%), 3.95%, 9/1/2026 (a) (b)	50,000	50,000
(SOFR + 0.30%), 3.95%, 9/1/2026 (a) (b)	40,000	40,000
(SOFR + 0.30%), 3.95%, 9/1/2026 (a) (b)	180,000	180,000
(SOFR + 0.30%), 3.95%, 9/1/2026 (a) (b)	75,000	75,000
3.71%, 11/25/2026 (a) (d)	96,000	95,166
3.65%, 12/17/2026 (a) (d)	125,000	123,659
3.67%, 1/20/2027 (a) (d)	30,000	29,575
3.68%, 1/25/2027 (a) (d)	86,000	84,737
3.70%, 1/29/2027 (a) (d)	52,000	51,211
3.94%, 3/12/2027 (a) (d)	75,000	73,460
4.12%, 3/19/2027 (a) (d)	50,000	48,888
3.98%, 4/9/2027 (a) (d)	80,000	78,106
4.07%, 5/14/2027 (a) (d)	45,000	43,741
Total Commercial Paper (Cost $29,353,811)		29,353,811
Time Deposits — 17.1%
ABN AMRO Bank NV (Netherlands)
3.65%, 9/1/2026	650,000	650,000
3.65%, 9/2/2026	920,000	920,000
3.65%, 9/4/2026	500,000	500,000
3.65%, 9/4/2026	450,000	450,000
Australia & New Zealand Banking Group Ltd.
3.63%, 9/1/2026	1,550,000	1,550,000
3.66%, 9/1/2026	350,000	350,000
3.66%, 9/2/2026	750,000	750,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Time Deposits — continued
Bank of America NA
3.66%, 9/1/2026	800,000	800,000
3.66%, 9/2/2026	500,000	500,000
Credit Agricole Corporate and Investment Bank (France)
3.66%, 9/2/2026	250,000	250,000
3.65%, 9/3/2026	150,000	150,000
3.66%, 9/4/2026	250,000	250,000
3.66%, 9/4/2026	125,000	125,000
Erste Group Bank AG (Austria) 3.62%, 9/1/2026	500,000	500,000
Mizuho Bank Ltd. (Japan) 3.64%, 9/1/2026	1,250,000	1,250,000
National Bank of Canada (Canada)
3.67%, 9/1/2026	600,000	600,000
3.67%, 9/1/2026 (c)	275,000	275,000
NRW Bank (Germany) 3.65%, 9/2/2026	150,000	150,000
Royal Bank of Canada
3.68%, 9/1/2026	850,000	850,000
3.68%, 9/2/2026	850,000	850,000
Skandinaviska Enskilda Banken AB (Sweden)
3.63%, 9/1/2026	1,974,683	1,974,683
3.65%, 9/2/2026	550,000	550,000
Toronto-Dominion Bank (The) 3.67%, 9/3/2026	250,000	250,000
Total Time Deposits (Cost $14,494,683)		14,494,683
Certificates of Deposits — 16.5%
Agricultural Bank of China Ltd. (China) , 4.00%, 9/30/2026	95,000	95,000
Banco Santander SA (Spain) , 3.96%, 12/2/2026	117,000	117,000
Bank of America NA
3.90%, 9/1/2026	100,000	100,000
(SOFR + 0.28%), 3.92%, 9/1/2026 (b)	100,000	100,000
(SOFR + 0.37%), 4.01%, 9/1/2026 (b)	240,000	240,000
3.98%, 12/14/2026	300,000	300,000
Bank of China Ltd. (China)
3.96%, 9/4/2026	225,000	225,000
4.00%, 9/24/2026	73,000	73,000
Bank of Montreal (Canada)
(SOFR + 0.39%), 4.04%, 9/1/2026 (b)	72,000	72,000
(SOFR + 0.40%), 4.05%, 9/1/2026 (b)	30,000	30,000
(SOFR + 0.45%), 4.10%, 9/1/2026 (b)	74,000	74,000
3.73%, 2/4/2027 (d)	116,000	114,161
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
3.98%, 5/4/2027 (d)	70,000	68,156
4.08%, 5/7/2027 (d)	120,000	116,727
Barclays Bank plc (United Kingdom) , 4.00%, 9/29/2026	303,000	303,000
Canadian Imperial Bank of Commerce (Canada) , 3.75%, 3/3/2027	58,000	58,000
China Construction Bank Corp. (China)
4.00%, 9/28/2026	50,000	50,000
4.06%, 10/23/2026	100,000	100,000
Commonwealth Bank of Australia (Australia) , 4.11%, 5/26/2027 (d)	40,000	38,819
Cooperatieve Rabobank UA (Netherlands)
3.83%, 12/1/2026	150,000	150,000
4.11%, 2/8/2027	60,000	60,000
4.20%, 3/30/2027	30,000	30,000
4.08%, 4/13/2027	50,000	50,000
4.00%, 4/29/2027	75,000	75,000
4.12%, 6/1/2027 (d)	40,000	38,789
Credit Agricole Corporate and Investment Bank (France)
(SOFR + 0.32%), 3.97%, 9/1/2026 (b)	100,000	100,000
3.70%, 11/6/2026	77,000	77,000
4.00%, 11/16/2026	50,000	50,000
4.00%, 1/28/2027	125,000	125,000
4.13%, 2/1/2027	115,000	115,000
4.00%, 2/2/2027	200,000	200,000
4.18%, 2/2/2027	30,000	30,000
4.00%, 2/5/2027	30,000	30,000
4.11%, 2/24/2027	170,000	170,000
Credit Agricole SA (France)
3.75%, 10/29/2026 (d)	120,000	119,280
3.94%, 12/1/2026 (d)	167,000	165,355
Credit Industriel et Commercial (France)
(SOFR + 0.28%), 3.93%, 9/1/2026 (b)	268,000	268,000
3.98%, 10/8/2026 (d)	225,000	224,083
3.92%, 10/26/2026 (d)	220,000	218,689
3.92%, 11/4/2026 (d)	167,000	165,845
3.95%, 11/23/2026 (d)	167,000	165,495
4.17%, 1/25/2027 (d)	73,000	71,786
DNB Bank ASA (Norway)
4.02%, 11/24/2026	150,000	150,000
3.99%, 4/16/2027 (d)	119,000	116,087
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
Industrial & Commercial Bank of China Ltd. (China)
4.00%, 9/23/2026	240,000	240,000
4.00%, 10/1/2026	175,000	175,000
4.00%, 10/2/2026	35,000	35,000
4.02%, 11/2/2026	121,000	121,000
4.05%, 11/2/2026	123,000	123,000
ING Bank NV (Netherlands)
3.80%, 10/27/2026	25,000	25,000
4.12%, 2/22/2027	243,000	243,000
KBC Bank NV (Belgium) , 3.98%, 10/15/2026	150,000	150,000
Korea Development Bank (South Korea) , 4.02%, 12/1/2026	50,000	50,000
Mitsubishi UFJ Trust & Banking Corp. (Japan)
(SOFR + 0.27%), 3.91%, 9/1/2026 (b)	121,000	121,000
(SOFR + 0.27%), 3.92%, 9/1/2026 (b)	150,000	150,000
(SOFR + 0.30%), 3.95%, 9/1/2026 (b)	145,000	145,000
Mizuho Bank Ltd. (Japan)
(SOFR + 0.27%), 3.91%, 9/1/2026 (b)	121,000	121,000
(SOFR + 0.35%), 3.99%, 9/1/2026 (b)	354,000	354,000
(SOFR + 0.35%), 3.99%, 9/1/2026 (b)	25,000	25,000
MUFG Bank Ltd. (Japan)
(SOFR + 0.30%), 3.94%, 9/1/2026 (b)	170,000	170,000
(SOFR + 0.35%), 3.99%, 9/1/2026 (b)	160,000	160,000
3.96%, 10/20/2026	200,000	200,000
4.00%, 11/23/2026	170,000	170,000
National Australia Bank Ltd. (Australia)
3.70%, 9/1/2026 (d)	100,000	100,000
3.96%, 10/30/2026 (d)	225,000	223,551
3.68%, 11/27/2026 (d)	80,000	79,295
3.68%, 11/30/2026 (d)	200,000	198,177
3.65%, 12/22/2026 (d)	200,000	197,758
4.12%, 3/17/2027 (d)	120,000	117,356
3.96%, 5/3/2027 (d)	93,000	90,577
4.11%, 5/26/2027 (d)	100,000	97,046
Nordea Bank Abp (Finland)
(SOFR + 0.30%), 3.95%, 9/1/2026 (b)	50,000	50,000
(SOFR + 0.30%), 3.95%, 9/1/2026 (b)	95,000	95,000
4.02%, 12/16/2026	50,000	50,000
Norinchukin Bank (The) (Japan)
3.67%, 9/4/2026	250,000	250,000
3.90%, 11/23/2026	230,000	230,000
3.90%, 11/27/2026	10,000	10,000
3.90%, 11/30/2026	120,000	120,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	37

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
Oversea-Chinese Banking Corp. Ltd. (Singapore)
(SOFR + 0.27%), 3.91%, 9/1/2026 (b)	100,000	100,000
(SOFR + 0.31%), 3.95%, 9/1/2026 (b)	200,000	200,000
3.87%, 9/17/2026	134,000	134,000
Standard Chartered Bank (United Kingdom)
(SOFR + 0.30%), 3.95%, 9/1/2026 (b)	250,000	250,000
(SOFR + 0.30%), 3.95%, 9/1/2026 (b)	230,000	230,000
(SOFR + 0.30%), 3.95%, 9/1/2026 (b)	11,000	11,000
4.10%, 9/21/2026	200,000	200,000
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.27%), 3.92%, 9/1/2026 (b)	195,000	195,000
4.05%, 12/3/2026 (d)	200,000	197,931
Sumitomo Mitsui Trust Bank Ltd. (Japan)
3.94%, 10/2/2026	100,000	100,000
3.97%, 10/22/2026	100,000	100,000
3.97%, 10/23/2026	100,000	100,000
3.96%, 11/4/2026	400,000	400,000
3.96%, 11/5/2026	100,000	100,000
4.03%, 12/7/2026	100,000	100,000
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.30%), 3.64%, 9/1/2026 (b)	114,000	114,000
(SOFR + 0.28%), 3.92%, 9/1/2026 (b)	58,000	58,000
(SOFR + 0.30%), 3.94%, 9/1/2026 (b)	75,000	75,000
(SOFR + 0.34%), 3.98%, 9/1/2026 (b)	75,000	75,000
4.06%, 1/7/2027	135,000	135,000
Swedbank AB (Sweden) (SOFR + 0.30%), 3.64%, 9/1/2026 (b)	60,000	60,000
Wells Fargo Bank NA
(SOFR + 0.33%), 3.98%, 9/1/2026 (b)	147,000	147,000
3.80%, 9/22/2026	70,000	70,000
3.75%, 10/27/2026	114,000	114,000
3.75%, 10/29/2026	93,000	93,000
3.78%, 11/24/2026	92,000	92,000
3.76%, 11/30/2026	115,000	115,000
3.75%, 12/18/2026	157,000	157,000
3.75%, 1/20/2027	65,000	65,000
3.75%, 1/25/2027	45,000	45,000
3.75%, 1/29/2027	93,000	93,000
Westpac Banking Corp. (Australia) , 4.00%, 4/16/2027	75,000	75,005
Woori Bank (South Korea) , 4.00%, 10/20/2026 (a)	100,000	100,000
Total Certificates of Deposit (Cost $14,027,968)		14,027,968
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — 10.7%
U.S. Treasury Bills
3.63%, 9/1/2026 (d)	2,775,000	2,775,000
3.66%, 9/15/2026 (d)	1,300,000	1,298,155
3.65%, 9/22/2026 (d)	1,200,000	1,197,452
3.64%, 9/24/2026 (d)	238,700	238,146
3.67%, 10/20/2026 (d)	1,300,000	1,293,533
3.62%, 10/29/2026 (d)	325,000	323,118
3.82%, 11/10/2026 (d)	700,000	694,841
3.64%, 11/12/2026 (d)	370,000	367,325
3.88%, 11/24/2026 (d)	890,000	882,015
Total U.S. Treasury Obligations (Cost $9,069,585)		9,069,585
Total Short Term Investments (Cost $66,946,047)		66,946,047
Total Investments — 98.1% (Cost $83,320,802) *		83,320,802
Other Assets in Excess of Liabilities — 1.9%		1,656,299
NET ASSETS — 100.0%		84,977,101

Percentages indicated are based on net assets.

Abbreviations
COLL	Collateral
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
PJSC	Public Joint Stock Company
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
^^
Certain securities are perpetual and thus, do not have
predetermined maturity dates. The coupon rates for these
securities are fixed for a period of time and may be structured to adjust thereafter. The coupon rates shown are the rates in effect as of August 31, 2026.

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Money Market Funds	August 31, 2026

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2026.

(d)	The rate shown is the effective yield as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	39

JPMorgan Securities Lending Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 54.0%
Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, dated 8/31/2026, due 9/1/2026, repurchase price $150,015. (a)	150,000	150,000
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, dated 8/31/2026, due 9/1/2026, repurchase price $219,110. (a)	219,088	219,088
Agency Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, dated 8/31/2026, due 9/1/2026, repurchase price $150,015. (a)	150,000	150,000
Banco Santander SA, 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $50,005, collateralized by FHLMC, 2.00% - 7.00%, due 1/1/2048 - 10/1/2055, FNMA, 2.00% - 6.50%, due 8/1/2045 - 7/25/2056 and GNMA, 2.40% - 7.00%, due 12/20/2045 - 6/15/2068, with a value of $51,308.	50,000	50,000
Canadian Imperial Bank of Commerce, 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $50,005, collateralized by FHLMC, 2.50% - 6.00%, due 8/1/2033 - 3/1/2056, FNMA, 1.33% - 5.81%, due 3/1/2028 - 12/1/2061 and U.S. Treasury Securities, 3.63% - 4.38%, due 5/15/2036 - 5/15/2053, with a value of $51,005.	50,000	50,000
Citigroup Global Markets Holdings, Inc., 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $50,005, collateralized by FHLMC, 0.00% - 5.00%, due 11/15/2036 - 11/25/2059, FNMA, 2.00% - 5.50%, due 4/25/2037 - 6/25/2055 and GNMA, 1.50% - 7.59%, due 10/16/2041 - 1/20/2070, with a value of $51,500.	50,000	50,000
Credit Agricole Corporate and Investment Bank, 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $50,005, collateralized by FFCB, 5.38%, due 7/29/2033, FHLMC, 3.00% - 6.50%, due 5/1/2048 - 5/25/2055, FNMA, 1.17% - 6.50%, due 10/1/2030 - 8/1/2056, GNMA, 3.00% - 7.00%, due 10/20/2047 - 1/20/2066 and U.S. Treasury Securities, 0.13% - 4.63%, due 10/15/2026 - 2/15/2050, with a value of $51,480.	50,000	50,000
Fixed Income Clearing Corp., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $100,010, collateralized by U.S. Treasury Securities, 2.88% - 4.63%, due 4/30/2029, with a value of $102,000.	100,000	100,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Fixed Income Clearing Corp., 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $100,010, collateralized by FHLMC, 5.50%, due 8/1/2053 - 2/1/2055 and FNMA, 3.50% - 5.00%, due 5/1/2050 - 11/1/2054, with a value of $102,000.	100,000	100,000
HSBC Securities USA, Inc., 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $50,005, collateralized by FHLMC, 3.50% - 6.50%, due 12/1/2047 - 6/1/2056 and FNMA, 1.89% - 6.00%, due 10/1/2031 - 6/1/2056, with a value of $51,005.	50,000	50,000
Wells Fargo Securities LLC, 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $50,005, collateralized by GNMA, 3.50% - 7.50%, due 7/15/2027 - 2/15/2052, with a value of $51,005.	50,000	50,000
Westpac Banking Corp., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $100,010, collateralized by U.S. Treasury Securities, 4.13%, due 10/31/2029, with a value of $102,011.	100,000	100,000
Total Repurchase Agreements (Cost $1,119,088)		1,119,088
U.S. Government Agency Securities — 33.2%
FFCB
DN, 3.65%, 9/1/2026 (b)	10,000	10,000
DN, 3.66%, 9/10/2026 (b)	40,000	39,964
DN, 3.70%, 10/19/2026 (b)	5,000	4,975
FFCB Funding Corp.
(SOFR + 0.06%), 0.06%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.74%), 3.67%, 9/1/2026 (c)	25,000	25,000
(SOFR + 3.73%), 3.68%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.76%), 3.68%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.76%), 3.68%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.76%), 3.68%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.75%), 3.68%, 9/1/2026 (c)	15,000	15,000
(SOFR + 3.75%), 3.68%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.76%), 3.69%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.77%), 3.70%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.77%), 3.70%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.76%), 3.70%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.77%), 3.70%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.77%), 3.70%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.77%), 3.70%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.77%), 3.70%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.77%), 3.70%, 9/1/2026 (c)	10,000	10,000
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued
(SOFR + 3.77%), 3.70%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.77%), 3.70%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.77%), 3.70%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.78%), 3.71%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.78%), 3.71%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.78%), 3.71%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.77%), 3.71%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.79%), 3.71%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.78%), 3.71%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.78%), 3.71%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.78%), 3.71%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.78%), 3.71%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.78%), 3.71%, 9/1/2026 (c)	15,000	15,000
(SOFR + 3.79%), 3.71%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.80%), 3.72%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.79%), 3.72%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.79%), 3.72%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.79%), 3.72%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.79%), 3.72%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.79%), 3.72%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.80%), 3.73%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.82%), 3.75%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.82%), 3.75%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.83%), 3.75%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.84%), 3.76%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.83%), 3.76%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.83%), 3.76%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.83%), 3.76%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.86%), 3.79%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.86%), 3.79%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.86%), 3.79%, 9/1/2026 (c)	5,000	5,000
FHLB
(SOFR + 3.74%), 3.66%, 9/1/2026 (c)	11,000	11,000
(SOFR + 3.74%), 3.66%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.73%), 3.68%, 9/1/2026 (c)	20,000	20,000
(SOFR + 3.73%), 3.68%, 9/1/2026 (c)	15,000	15,000
(SOFR + 3.73%), 3.68%, 9/1/2026 (c)	15,000	15,000
(SOFR + 3.73%), 3.68%, 9/1/2026 (c)	15,000	15,000
(SOFR + 3.77%), 3.71%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (c)	10,000	10,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

(SOFR + 3.77%), 3.71%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.77%), 3.72%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.77%), 3.72%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.77%), 3.72%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.84%), 3.79%, 9/1/2026 (c)	5,000	5,000
FHLMC
(SOFR + 3.82%), 3.75%, 9/1/2026 (c)	7,000	7,000
(SOFR + 3.86%), 3.79%, 9/1/2026 (c)	8,000	8,000
FNMA
(SOFR + 3.80%), 3.73%, 9/1/2026 (c)	2,000	2,000
(SOFR + 3.80%), 3.73%, 9/1/2026 (c)	4,000	4,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (c)	2,000	2,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.79%), 3.74%, 9/1/2026 (c)	4,000	4,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (c)	6,000	6,000
(SOFR + 3.86%), 3.79%, 9/1/2026 (c)	4,000	4,000
Total U.S. Government Agency Securities (Cost $687,939)		687,939
U.S. Treasury Obligations — 3.6%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 3.91%), 3.85%, 9/1/2026 (c)	10,000	10,000
(US Treasury 3 Month Bill Money Market Yield + 3.95%), 3.91%, 9/1/2026 (c)	15,000	15,001
(US Treasury 3 Month Bill Money Market Yield + 3.99%), 3.91%, 9/1/2026 (c)	20,000	19,994
(US Treasury 3 Month Bill Money Market Yield + 3.99%), 3.94%, 9/1/2026 (c)	10,000	10,000
(US Treasury 3 Month Bill Money Market Yield + 4.01%), 3.96%, 9/1/2026 (c)	8,000	8,000
U.S. Treasury Notes
1.13%, 10/31/2026	2,000	1,991
4.38%, 7/15/2027	10,000	10,015
Total U.S. Treasury Obligations (Cost $75,001)		75,001
Short Term Investments — 9.7%
U.S. Treasury Obligations — 9.7%
U.S. Treasury Bills
3.64%, 9/8/2026 (b)	10,000	9,993
3.54%, 9/10/2026 (b)	15,000	14,987
3.65%, 9/17/2026 (b)	20,000	19,968
3.68%, 9/24/2026 (b)	20,000	19,953
3.55%, 10/1/2026 (b)	3,000	2,991
3.68%, 10/13/2026 (b)	15,000	14,936
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	41

JPMorgan Securities Lending Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — continued
3.69%, 10/20/2026 (b)	10,000	9,950
3.84%, 10/29/2026 (b)	15,000	14,908
3.82%, 11/10/2026 (b)	15,000	14,889
3.88%, 11/24/2026 (b)	10,000	9,910
3.91%, 12/1/2026 (b)	10,000	9,902
3.70%, 12/3/2026 (b)	10,000	9,905
3.73%, 12/10/2026 (b)	10,000	9,898
3.80%, 12/15/2026 (b)	20,000	19,781
4.01%, 1/28/2027 (b)	10,000	9,837
3.65%, 4/15/2027 (b)	5,000	4,888
3.87%, 6/10/2027 (b)	5,000	4,853
Total U.S. Treasury Obligations (Cost $201,549)		201,549
Total Short Term Investments (Cost $201,549)		201,549
Total Investments — 100.5% (Cost $2,083,577) *		2,083,577
Liabilities in Excess of Other Assets — (0.5)%		(10,394)
NET ASSETS — 100.0%		2,073,183

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
SOFR	Secured Overnight Financing Rate

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Agency Joint Trading Account I, II and III - At August 31, 2026, the
Fund had proportionate interests in the Agency Joint Trading
Account I, II and III with a maturity date of September 1, 2026, as follows for JPMorgan Securities Lending Money Market Fund
(amounts in thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Agency Joint Trading Account I	$150,000	$150,015	$154,516
Agency Joint Trading Account II	219,088	219,110	223,470
Agency Joint Trading Account III	150,000	150,015	153,105

Repurchase Agreements - At August 31, 2026, the Principal Amounts of the Fund's interests in the Agency Joint Trading Account I, II and III were as follows (amounts in thousands):

Counterparty	Interest Rate	Securities Lending Money Market Fund
Agency Joint Trading Account I
TD Securities USA LLC	3.68%	$150,000
Agency Joint Trading Account II
BofA Securities, Inc.	3.68%	219,088
Agency Joint Trading Account III
BNP Paribas SA	3.68%	150,000

At August 31, 2026, the Agency Joint Trading Account I, II and III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Agency Joint Trading Account I
FHLMC	1.50%-5.50%	11/25/2027-4/25/2056
FNMA	2.50%-6.50%	10/25/2028-8/25/2056
GNMA	2.00%-7.69%	2/20/2034-5/16/2068
Agency Joint Trading Account II
FHLMC	1.50%-6.50%	11/1/2029-9/1/2056
FNMA	1.41%-7.50%	8/1/2030-9/1/2056
GNMA	1.50%-8.50%	8/15/2027-7/20/2076
Agency Joint Trading Account III
FHLMC	1.41%-7.50%	3/25/2027-8/1/2056
FNMA	0.97%-7.50%	11/25/2027-8/1/2056

(b)	The rate shown is the effective yield as of August 31, 2026.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Money Market Funds	August 31, 2026

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 47.3%
Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, dated 8/31/2026, due 9/1/2026, repurchase price $1,250,128. (a)	1,250,000	1,250,000
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, dated 8/31/2026, due 9/1/2026, repurchase price $2,544,501. (a)	2,544,241	2,544,241
Agency Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, dated 8/31/2026, due 9/1/2026, repurchase price $302,184. (a)	302,153	302,153
Banco Santander SA, 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $2,450,250, collateralized by FHLMC, 2.00% - 7.00%, due 1/1/2028 - 9/1/2056, FNMA, 1.50% - 8.00%, due 11/1/2027 - 9/1/2064 and GNMA, 1.50% - 6.68%, due 9/15/2039 - 7/15/2065, with a value of $2,502,509.	2,450,000	2,450,000
Bank of America NA, 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $1,200,123, collateralized by FHLMC, 3.00% - 4.00%, due 2/1/2042 - 8/1/2048 and FNMA, 2.50% - 4.50%, due 12/1/2040 - 9/1/2050, with a value of $1,224,000.	1,200,000	1,200,000
Bank of Montreal, 3.66%, dated 8/31/2026, due 9/4/2026, repurchase price $1,000,407, collateralized by FHLMC, 2.00% - 6.50%, due 5/1/2047 - 8/25/2056, FNMA, 1.50% - 6.50%, due 4/1/2036 - 9/1/2056 and GNMA, 2.00% - 6.00%, due 8/20/2040 - 11/20/2053, with a value of $1,025,396.	1,000,000	1,000,000
Barclays Capital, Inc., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $1,000,102, collateralized by U.S. Treasury Securities, 0.00% - 4.13%, due 11/15/2026 - 8/15/2056, with a value of $1,020,000.	1,000,000	1,000,000
Barclays Capital, Inc., 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $500,051, collateralized by FFCB, 0.00% - 4.99%, due 9/28/2026 - 9/14/2037, FHLB, 0.00% - 5.50%, due 9/1/2026 - 7/15/2036, FHLMC, 0.00% - 6.75%, due 11/30/2026 - 7/15/2032, FNMA, 0.75% - 7.25%, due 9/24/2026 - 8/6/2038 and Tennessee Valley Authority, 1.50% - 7.13%, due 3/15/2028 - 9/15/2031, with a value of $510,000.	500,000	500,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BMO Capital Markets Corp., 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $100,010, collateralized by GNMA, 5.50% - 6.00%, due 1/20/2053 - 8/20/2056, with a value of $102,010.	100,000	100,000
BNP Paribas SA, 3.67%, dated 8/31/2026, due 9/7/2026, repurchase price $1,501,070, collateralized by U.S. Treasury Securities, 0.00% - 6.25%, due 10/1/2026 - 2/15/2055, with a value of $1,548,967.	1,500,000	1,500,000
BNP Paribas SA, 3.68%, dated 8/31/2026, due 9/7/2026, repurchase price $3,002,147, collateralized by FHLMC, 2.00% - 7.50%, due 8/25/2028 - 9/25/2056, FNMA, 1.29% - 7.50%, due 9/25/2027 - 6/25/2060 and GNMA, 1.75% - 7.50%, due 8/15/2029 - 5/20/2066, with a value of $3,116,760.	3,000,000	3,000,000
BNP Paribas SA, 3.70%, dated 8/31/2026, due 9/7/2026, repurchase price $2,001,439, collateralized by FHLMC, 1.52% - 7.50%, due 3/25/2030 - 8/1/2056, FNMA, 1.77% - 7.50%, due 1/1/2027 - 8/1/2056 and GNMA, 2.00% - 7.50%, due 8/20/2038 - 5/20/2066, with a value of $2,088,967.	2,000,000	2,000,000
BNP Paribas SA, 3.70%, dated 8/31/2026, due 9/7/2026, repurchase price $3,252,338, collateralized by U.S. Treasury Securities, 0.00% - 5.13%, due 10/31/2026 - 8/15/2056, with a value of $3,436,607.	3,250,000	3,250,000
BofA Securities, Inc., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $758,077, collateralized by U.S. Treasury Securities, 0.00% - 4.38%, due 3/15/2027 - 5/15/2055, with a value of $773,160.	758,000	758,000
BofA Securities, Inc., 3.70%, dated 8/31/2026, due 9/7/2026, repurchase price $500,360, collateralized by FHLMC, 4.50% - 5.25%, due 4/25/2053 - 6/25/2055, FNMA, 4.54%, due 3/25/2055 and GNMA, 2.50% - 5.75%, due 9/20/2044 - 6/20/2073, with a value of $515,000.	500,000	500,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	43

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
BofA Securities, Inc., 3.70%, dated 8/31/2026, due 9/7/2026, repurchase price $500,360, collateralized by FHLMC, 4.00% - 5.25%, due 7/15/2049 - 8/25/2056, FNMA, 4.64% - 5.50%, due 3/25/2054 - 9/25/2056 and GNMA, 2.00% - 6.00%, due 8/16/2050 - 5/20/2074, with a value of $515,000.	500,000	500,000
BofA Securities, Inc., 3.70%, dated 8/31/2026, due 9/7/2026, repurchase price $750,540, collateralized by U.S. Treasury Securities, 0.00% - 4.38%, due 5/15/2028 - 11/15/2051, with a value of $765,000.	750,000	750,000
Canadian Imperial Bank of Commerce, 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $1,700,174, collateralized by FHLMC, 4.25% - 6.50%, due 12/1/2028 - 3/1/2056, FNMA, 3.00% - 6.50%, due 3/1/2028 - 12/1/2062, GNMA, 2.00% - 5.85%, due 10/20/2050 - 11/20/2073 and U.S. Treasury Securities, 1.13% - 5.13%, due 2/28/2027 - 8/15/2056, with a value of $1,734,177.	1,700,000	1,700,000
Citigroup Global Markets Holdings, Inc., 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $6,200,634, collateralized by FHLMC, 1.00% - 11.55%, due 6/15/2027 - 11/25/2060, FNMA, 1.25% - 5.81%, due 11/25/2032 - 5/25/2056, GNMA, 2.00% - 7.50%, due 3/20/2032 - 8/20/2076 and U.S. Treasury Securities, 0.00% - 4.75%, due 7/31/2028 - 2/15/2050, with a value of $6,343,768.	6,200,000	6,200,000
Citigroup Global Markets Holdings, Inc., 3.66%, dated 8/31/2026, due 9/7/2026, repurchase price $1,000,712, collateralized by FHLMC, 1.25% - 10.53%, due 12/25/2029 - 2/25/2059, FNMA, 2.00% - 15.90%, due 11/25/2032 - 4/25/2059, GNMA, 1.00% - 7.29%, due 1/20/2035 - 1/20/2074 and U.S. Treasury Securities, 0.00%, due 11/15/2031 - 2/15/2053, with a value of $1,028,129.	1,000,000	1,000,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Citigroup Global Markets Holdings, Inc., 3.66%, dated 8/31/2026, due 9/7/2026, repurchase price $1,501,068, collateralized by FHLMC, 0.13% - 12.89%, due 3/15/2031 - 11/25/2064, FNMA, 0.50% - 7.50%, due 8/25/2031 - 9/25/2056, GNMA, 1.00% - 8.50%, due 1/15/2029 - 1/20/2076 and U.S. Treasury Securities, 0.00% - 4.63%, due 11/15/2028 - 5/15/2056, with a value of $1,537,872.	1,500,000	1,500,000
Citigroup Global Markets Holdings, Inc., 3.66%, dated 8/31/2026, due 9/7/2026, repurchase price $2,501,779, collateralized by FHLMC, 1.86% - 8.79%, due 9/25/2031 - 7/25/2056, FNMA, 3.00% - 5.50%, due 12/25/2032 - 12/25/2055, GNMA, 2.00% - 7.50%, due 4/20/2030 - 7/20/2073, U.S. Treasury Securities, 1.38% - 4.50%, due 7/31/2030 - 8/31/2033 and FARM, 2.18%, due 1/25/2051, with a value of $2,557,221.	2,500,000	2,500,000
Citigroup Global Markets Holdings, Inc., 3.66%, dated 8/31/2026, due 9/7/2026, repurchase price $6,504,626, collateralized by FHLMC, 2.50% - 13.14%, due 6/15/2033 - 11/25/2061, FNMA, 2.50% - 7.34%, due 4/25/2027 - 8/25/2056, GNMA, 1.50% - 8.00%, due 5/15/2033 - 7/20/2076 and U.S. Treasury Securities, 0.00% - 4.38%, due 5/15/2027 - 5/15/2054, with a value of $6,652,912.	6,500,000	6,500,000
Citigroup Global Markets Holdings, Inc., 3.73%, dated 8/31/2026, due 12/3/2026, repurchase price $1,514,609, collateralized by FHLMC, 1.50% - 11.55%, due 6/15/2027 - 5/25/2056, FNMA, 2.00% - 5.50%, due 10/25/2032 - 8/25/2055, GNMA, 2.50% - 8.00%, due 12/20/2026 - 7/20/2076 and U.S. Treasury Securities, 0.00% - 4.13%, due 7/15/2029 - 11/15/2053, with a value of $1,535,648.	1,500,000	1,500,000
Citigroup Global Markets Holdings, Inc., 3.73%, dated 8/31/2026, due 12/4/2026, repurchase price $5,352,168, collateralized by FHLMC, 2.00% - 13.14%, due 7/25/2028 - 4/25/2052, FNMA, 1.25% - 5.50%, due 4/25/2035 - 9/25/2056, GNMA, 2.50% - 8.50%, due 8/15/2027 - 7/20/2076 and U.S. Treasury Securities, 0.00% - 4.25%, due 11/15/2027 - 2/15/2054, with a value of $5,408,106.	5,300,000	5,300,000
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Credit Agricole Corporate and Investment Bank, 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $1,650,169, collateralized by FFCB, 4.14% - 5.38%, due 10/9/2029 - 4/28/2042, FHLB, 2.06%, due 9/27/2029, FHLMC, 1.50% - 6.50%, due 11/1/2043 - 9/1/2056, FNMA, 1.99% - 7.00%, due 10/1/2028 - 8/1/2056, GNMA, 2.00% - 7.50%, due 9/15/2041 - 6/20/2066 and U.S. Treasury Securities, 0.00% - 6.13%, due 5/31/2027 - 8/15/2056, with a value of $1,689,614.	1,650,000	1,650,000
Credit Agricole Corporate and Investment Bank, 3.65%, dated 8/31/2026, due 9/4/2026, repurchase price $300,122, collateralized by U.S. Treasury Securities, 0.00% - 4.63%, due 10/22/2026 - 11/15/2054, with a value of $306,000.	300,000	300,000
Daiwa Capital Markets America, Inc., 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $4,000,409, collateralized by FFCB, 0.00% - 5.62%, due 3/19/2027 - 6/10/2041, FHLB, 0.00%, due 9/1/2026, FHLMC, 0.00% - 7.00%, due 11/30/2026 - 8/1/2056, FNMA, 2.00% - 6.50%, due 2/2/2028 - 9/1/2056, GNMA, 2.00% - 7.00%, due 10/15/2032 - 4/20/2066 and U.S. Treasury Securities, 1.63%, due 10/31/2026, with a value of $4,080,434.	4,000,000	4,000,000
Deutsche Bank Securities, Inc., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $4,000,408, collateralized by U.S. Treasury Securities, 0.00% - 2.38%, due 11/15/2026 - 5/15/2056, with a value of $4,080,000.	4,000,000	4,000,000
Deutsche Bank Securities, Inc., 3.69%, dated 8/31/2026, due 9/1/2026, repurchase price $2,000,205, collateralized by FHLMC, 0.00% - 6.00%, due 2/15/2032 - 6/25/2056, FNMA, 0.00% - 6.16%, due 4/1/2027 - 2/25/2056, GNMA, 0.85% - 7.50%, due 9/15/2030 - 2/20/2076 and U.S. Treasury Securities, 0.00% - 4.63%, due 9/8/2026 - 5/15/2054, with a value of $2,042,751.	2,000,000	2,000,000
Fixed Income Clearing Corp., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $500,051, collateralized by U.S. Treasury Securities, 1.88% - 3.63%, due 8/31/2029 - 2/15/2032, with a value of $510,000.	500,000	500,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Fixed Income Clearing Corp., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $2,000,204, collateralized by U.S. Treasury Securities, 0.13% - 4.25%, due 10/15/2026 - 5/15/2052, with a value of $2,040,000.	2,000,000	2,000,000
Fixed Income Clearing Corp., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $8,900,907, collateralized by U.S. Treasury Securities, 0.25% - 4.50%, due 4/30/2029 - 8/31/2029, with a value of $9,078,000.	8,900,000	8,900,000
Fixed Income Clearing Corp., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $9,000,918, collateralized by U.S. Treasury Securities, 0.63% - 4.38%, due 7/15/2028 - 5/15/2052, with a value of $9,180,000.	9,000,000	9,000,000
Fixed Income Clearing Corp., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $9,000,918, collateralized by U.S. Treasury Securities, 0.00% - 6.63%, due 9/3/2026 - 8/15/2031, with a value of $9,180,000.	9,000,000	9,000,000
Fixed Income Clearing Corp., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $9,000,918, collateralized by U.S. Treasury Securities, 0.00% - 4.63%, due 9/15/2026 - 5/31/2031, with a value of $9,180,000.	9,000,000	9,000,000
Fixed Income Clearing Corp., 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $1,000,102, collateralized by U.S. Treasury Securities, 2.63% - 4.38%, due 2/15/2029 - 1/31/2032, with a value of $1,020,000.	1,000,000	1,000,000
Fixed Income Clearing Corp., 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $3,900,399, collateralized by U.S. Treasury Securities, 3.63% - 4.38%, due 3/31/2028 - 3/31/2032, with a value of $3,978,000.	3,900,000	3,900,000
Goldman Sachs & Co. LLC, 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $7,000,714, collateralized by U.S. Treasury Securities, 0.00% - 4.75%, due 4/15/2029 - 2/15/2055, with a value of $7,140,000.	7,000,000	7,000,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	45

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Goldman Sachs & Co. LLC, 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $2,000,204, collateralized by FHLMC, 2.00% - 7.00%, due 9/1/2027 - 8/1/2056, FNMA, 1.50% - 7.00%, due 4/1/2031 - 8/1/2056 and GNMA, 2.00% - 6.50%, due 11/15/2039 - 8/15/2061, with a value of $2,040,029.	2,000,000	2,000,000
Goldman Sachs & Co. LLC, 3.65%, dated 8/31/2026, due 9/4/2026, repurchase price $4,001,622, collateralized by U.S. Treasury Securities, 0.00% - 4.38%, due 11/30/2031 - 11/15/2055, with a value of $4,080,000.	4,000,000	4,000,000
Goldman Sachs & Co. LLC, 3.65%, dated 8/31/2026, due 9/7/2026, repurchase price $1,000,710, collateralized by FHLMC, 1.50% - 6.50%, due 6/1/2028 - 8/1/2056, FNMA, 1.50% - 6.50%, due 2/1/2032 - 8/1/2059 and GNMA, 3.00% - 6.50%, due 1/15/2039 - 6/15/2067, with a value of $1,020,735.	1,000,000	1,000,000
Goldman Sachs & Co. LLC, 3.66%, dated 8/31/2026, due 9/7/2026, repurchase price $1,501,068, collateralized by FHLMC, 1.50% - 9.50%, due 9/25/2026 - 8/1/2056, FNMA, 1.50% - 9.00%, due 9/25/2026 - 8/1/2056 and GNMA, 1.10% - 8.50%, due 3/15/2028 - 5/16/2068, with a value of $1,533,543.	1,500,000	1,500,000
Goldman Sachs & Co. LLC, 3.67%, dated 8/31/2026, due 9/7/2026, repurchase price $1,000,714, collateralized by FHLMC, 2.50% - 6.50%, due 10/1/2038 - 4/1/2056, FNMA, 3.00% - 6.50%, due 10/1/2043 - 9/1/2060 and GNMA, 1.75% - 7.84%, due 1/15/2032 - 1/16/2058, with a value of $1,021,133.	1,000,000	1,000,000
Goldman Sachs & Co. LLC, 3.70%, dated 8/31/2026, due 10/14/2026, repurchase price $1,004,522, collateralized by FHLMC, 2.00% - 7.00%, due 11/15/2028 - 8/1/2056 and FNMA, 2.00% - 6.50%, due 8/1/2030 - 6/1/2056, with a value of $1,020,503.	1,000,000	1,000,000
Goldman Sachs & Co. LLC, 3.81%, dated 8/31/2026, due 10/19/2026, repurchase price $1,507,779, collateralized by FHLMC, 2.50% - 6.50%, due 12/1/2029 - 8/1/2056 and FNMA, 2.50% - 7.00%, due 5/1/2037 - 1/1/2056, with a value of $1,530,000.	1,500,000	1,500,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Goldman Sachs & Co. LLC, 4.15%, dated 8/31/2026, due 11/23/2026, repurchase price $504,842, collateralized by FHLMC, 1.50% - 7.00%, due 8/1/2029 - 2/1/2055 and FNMA, 2.00% - 8.00%, due 9/1/2027 - 8/1/2056, with a value of $510,019.	500,000	500,000
HSBC Securities USA, Inc., 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $1,385,142, collateralized by FHLMC, 2.00% - 7.00%, due 2/1/2036 - 9/1/2056, FNMA, 1.50% - 8.00%, due 10/1/2027 - 9/1/2062 and GNMA, 3.00% - 7.00%, due 4/20/2030 - 5/20/2065, with a value of $1,412,844.	1,385,000	1,385,000
ING Financial Markets LLC, 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $900,092, collateralized by U.S. Treasury Securities, 0.13% - 4.25%, due 10/31/2027 - 5/15/2040, with a value of $918,094.	900,000	900,000
Metropolitan Life Insurance Co., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $1,000,102, collateralized by U.S. Treasury Securities, 0.00% - 4.50%, due 12/31/2029 - 2/15/2054, with a value of $1,020,104.	1,000,000	1,000,000
Mitsubishi UFJ Trust & Banking Corp., 3.66%, dated 8/31/2026, due 9/1/2026, repurchase price $500,051, collateralized by GNMA, 3.00% - 6.00%, due 8/15/2038 - 7/20/2056, with a value of $510,363.	500,000	500,000
Morgan Stanley & Co. LLC, 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $1,000,102, collateralized by FFCB, 2.03%, due 1/21/2028, FHLMC, 2.00% - 7.00%, due 4/1/2027 - 9/1/2056, FNMA, 2.00% - 8.00%, due 7/1/2027 - 9/1/2057, GNMA, 2.00% - 8.00%, due 1/20/2027 - 5/20/2066 and U.S. Treasury Securities, 0.00% - 4.38%, due 2/25/2027 - 8/15/2055, with a value of $1,020,000.	1,000,000	1,000,000
Nomura Securities International, Inc., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $1,000,102, collateralized by U.S. Treasury Securities, 0.63% - 4.75%, due 11/30/2026 - 11/15/2055, with a value of $1,020,104.	1,000,000	1,000,000
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Nomura Securities International, Inc., 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $2,500,256, collateralized by FHLB, 0.00%, due 9/1/2026, FHLMC, 2.50% - 6.50%, due 12/1/2040 - 9/1/2056, FNMA, 1.57% - 7.00%, due 10/1/2026 - 6/1/2060 and GNMA, 1.50% - 6.50%, due 3/20/2044 - 3/15/2069, with a value of $2,550,261.	2,500,000	2,500,000
Norinchukin Bank (The), 3.65%, dated 8/31/2026, due 9/2/2026, repurchase price $300,061, collateralized by U.S. Treasury Securities, 3.38% - 4.75%, due 5/31/2032 - 5/15/2041, with a value of $306,000.	300,000	300,000
Norinchukin Bank (The), 3.65%, dated 8/31/2026, due 9/4/2026, repurchase price $300,122, collateralized by U.S. Treasury Securities, 3.38% - 4.75%, due 5/31/2032 - 5/15/2041, with a value of $306,000.	300,000	300,000
RBC Capital Markets LLC, 3.67%, dated 8/31/2026, due 9/4/2026, repurchase price $3,601,468, collateralized by FFCB, 1.48% - 5.27%, due 10/15/2027 - 1/13/2038, FHLMC, 0.75% - 5.50%, due 2/25/2027 - 8/25/2052, FNMA, 0.50% - 6.15%, due 12/25/2026 - 8/25/2056, GNMA, 0.75% - 6.50%, due 5/20/2028 - 7/20/2066, Tennessee Valley Authority, 5.25%, due 2/1/2055 and U.S. Treasury Securities, 0.63% - 3.50%, due 9/30/2027 - 8/15/2030, with a value of $3,696,066.	3,600,000	3,600,000
Royal Bank of Canada, 3.70%, dated 8/31/2026, due 9/7/2026, repurchase price $1,000,719, collateralized by FHLMC, 4.74%, due 11/25/2055, FNMA, 4.59% - 4.89%, due 2/25/2055 - 7/25/2056, GNMA, 2.50% - 6.39%, due 2/20/2043 - 6/20/2065 and U.S. Treasury Securities, 1.63% - 4.38%, due 12/31/2028 - 11/15/2050, with a value of $1,036,506.	1,000,000	1,000,000
Royal Bank of Canada, 3.70%, dated 8/31/2026, due 9/7/2026, repurchase price $5,003,597, collateralized by FHLMC, 0.13% - 7.00%, due 2/15/2033 - 7/25/2056, FNMA, 0.13% - 6.29%, due 12/25/2026 - 7/25/2056 and U.S. Treasury Securities, 0.00% - 6.50%, due 11/15/2026 - 5/15/2054, with a value of $5,178,665.	5,000,000	5,000,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Sumitomo Mitsui Banking Corp., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $1,900,194, collateralized by U.S. Treasury Securities, 0.50% - 5.38%, due 3/31/2027 - 2/15/2056, with a value of $1,938,198.	1,900,000	1,900,000
The Northwestern Mutual Life Insurance Co., 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $1,500,153, collateralized by FHLMC, 2.00% - 5.50%, due 9/1/2042 - 2/1/2055, FNMA, 0.00% - 5.50%, due 12/1/2039 - 6/1/2054 and GNMA, 2.50% - 5.00%, due 4/20/2051 - 10/20/2052, with a value of $1,530,156.	1,500,000	1,500,000
Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, dated 8/31/2026, due 9/1/2026, repurchase price $1,250,127. (a)	1,250,000	1,250,000
Treasury Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, dated 8/31/2026, due 9/1/2026, repurchase price $669,237. (a)	669,169	669,169
UBS Securities LLC, 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $200,020, collateralized by FHLMC, 3.00% - 6.00%, due 9/1/2027 - 10/1/2039, FNMA, 3.00% - 6.50%, due 11/1/2026 - 9/1/2052, GNMA, 4.50% - 8.50%, due 9/20/2026 - 7/20/2056 and U.S. Treasury Securities, 0.13% - 3.75%, due 10/15/2026 - 12/31/2028, with a value of $204,000.	200,000	200,000
UBS Securities LLC, 3.66%, dated 8/31/2026, due 9/2/2026, repurchase price $200,041, collateralized by FHLMC, 2.00% - 8.50%, due 9/15/2026 - 10/1/2053, FNMA, 2.00% - 9.00%, due 10/1/2026 - 2/1/2053, GNMA, 2.50% - 9.00%, due 9/15/2026 - 7/20/2056 and U.S. Treasury Securities, 0.13% - 4.63%, due 10/15/2026 - 11/15/2045, with a value of $204,000.	200,000	200,000
Wells Fargo Securities LLC, 3.66%, dated 8/31/2026, due 9/1/2026, repurchase price $2,500,254, collateralized by FNMA, 1.50% - 7.50%, due 3/1/2028 - 9/1/2056, with a value of $2,551,815.	2,500,000	2,500,000
Wells Fargo Securities LLC, 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $250,025, collateralized by U.S. Treasury Securities, 0.00%, due 11/15/2026 - 5/15/2053, with a value of $255,026.	250,000	250,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	47

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Wells Fargo Securities LLC, 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $8,950,915, collateralized by GNMA, 1.50% - 8.50%, due 11/15/2026 - 8/20/2066 and U.S. Treasury Securities, 0.00%, due 12/8/2026, with a value of $9,131,302.	8,950,000	8,950,000
Wells Fargo Securities LLC, 3.66%, dated 8/31/2026, due 9/2/2026, repurchase price $7,001,423, collateralized by FHLMC, 1.50% - 8.00%, due 4/1/2027 - 9/1/2056 and FNMA, 1.50% - 7.00%, due 10/1/2028 - 8/1/2056, with a value of $7,145,081.	7,000,000	7,000,000
Wells Fargo Securities LLC, 3.65%, dated 8/31/2026, due 9/4/2026, repurchase price $2,000,811, collateralized by FHLMC, 1.50% - 7.50%, due 12/1/2027 - 9/1/2056, with a value of $2,049,279.	2,000,000	2,000,000
Westpac Banking Corp., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $900,092, collateralized by U.S. Treasury Securities, 4.13%, due 10/31/2029 - 11/30/2029, with a value of $918,095.	900,000	900,000
Total Repurchase Agreements (Cost $169,358,563)		169,358,563
U.S. Government Agency Securities — 25.0%
FFCB Funding Corp.
(SOFR + 3.79%), 3.71%, 9/1/2026 (b)	136,000	136,000
(SOFR + 3.80%), 3.72%, 9/1/2026 (b)	530,000	530,000
(SOFR + 3.79%), 3.72%, 9/1/2026 (b)	305,000	305,000
(SOFR + 3.79%), 3.72%, 9/1/2026 (b)	248,000	248,000
(SOFR + 3.80%), 3.73%, 9/1/2026 (b)	210,000	210,000
(SOFR + 3.80%), 3.73%, 9/1/2026 (b)	275,000	275,000
(SOFR + 3.80%), 3.73%, 9/1/2026 (b)	135,000	135,000
(SOFR + 3.80%), 3.73%, 9/1/2026 (b)	460,000	460,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (b)	80,000	80,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (b)	375,000	375,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (b)	345,000	345,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (b)	80,000	80,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (b)	330,000	329,980
(SOFR + 3.81%), 3.74%, 9/1/2026 (b)	360,000	360,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (b)	220,000	220,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (b)	170,000	170,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (b)	135,000	135,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (b)	205,000	205,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (b)	100,000	100,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

(SOFR + 3.81%), 3.74%, 9/1/2026 (b)	240,000	240,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (b)	90,000	90,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (b)	160,000	160,000
(SOFR + 3.82%), 3.75%, 9/1/2026 (b)	200,000	200,000
(SOFR + 3.83%), 3.75%, 9/1/2026 (b)	165,000	165,000
(SOFR + 3.83%), 3.76%, 9/1/2026 (b)	200,000	200,000
(SOFR + 3.85%), 3.77%, 9/1/2026 (b)	398,000	398,000
(SOFR + 3.85%), 3.78%, 9/1/2026 (b)	110,000	110,000
(SOFR + 3.86%), 3.79%, 9/1/2026 (b)	275,000	275,000
(SOFR + 3.86%), 3.79%, 9/1/2026 (b)	75,000	75,000
(SOFR + 3.86%), 3.79%, 9/1/2026 (b)	275,000	275,000
(SOFR + 3.80%), 3.89%, 9/1/2026 (b)	193,000	193,422
(SOFR + 3.80%), 3.89%, 9/1/2026 (b)	50,000	50,127
FHLB
DN, 3.50%, 9/1/2026 (c)	139,974	139,974
(SOFR + 3.73%), 3.68%, 9/1/2026 (b)	900,000	900,000
(SOFR + 3.73%), 3.68%, 9/1/2026 (b)	1,250,000	1,250,000
(SOFR + 3.74%), 3.69%, 9/1/2026 (b)	820,000	820,000
(SOFR + 3.74%), 3.69%, 9/1/2026 (b)	750,000	750,000
(SOFR + 3.74%), 3.69%, 9/1/2026 (b)	250,000	250,000
(SOFR + 3.74%), 3.69%, 9/1/2026 (b)	1,500,000	1,500,000
(SOFR + 3.74%), 3.69%, 9/1/2026 (b)	500,000	500,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	395,000	395,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	1,149,000	1,149,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	350,000	350,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	500,000	500,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	1,000,000	1,000,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	500,000	500,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	500,000	500,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	200,000	200,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	300,000	300,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	300,000	300,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	1,000,000	1,000,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	750,000	750,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	2,000,000	2,000,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	1,000,000	1,000,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	870,000	870,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	500,000	500,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	2,500,000	2,500,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	125,000	125,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	250,000	250,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	500,000	500,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	1,000,000	1,000,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	395,000	395,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	1,000,000	1,000,000
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	1,000,000	1,000,000
(SOFR + 3.77%), 3.71%, 9/1/2026 (b)	300,000	300,000
(SOFR + 3.77%), 3.71%, 9/1/2026 (b)	54,000	54,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (b)	450,000	450,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (b)	1,000,000	1,000,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (b)	500,000	500,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (b)	500,000	500,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (b)	500,000	500,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (b)	1,000,000	1,000,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (b)	900,000	900,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (b)	900,000	900,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (b)	500,000	500,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (b)	500,000	500,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (b)	250,000	250,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (b)	250,000	250,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (b)	250,000	250,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (b)	800,000	800,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (b)	200,000	200,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (b)	770,000	770,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (b)	1,000,000	1,000,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (b)	1,000,000	1,000,000
(SOFR + 3.77%), 3.72%, 9/1/2026 (b)	250,000	250,000
(SOFR + 3.77%), 3.72%, 9/1/2026 (b)	1,000,000	1,000,000
(SOFR + 3.79%), 3.74%, 9/1/2026 (b)	500,000	500,000
(SOFR + 3.79%), 3.74%, 9/1/2026 (b)	250,000	250,000
(SOFR + 3.79%), 3.74%, 9/1/2026 (b)	98,000	98,000
(SOFR + 3.82%), 3.75%, 9/1/2026 (b)	388,665	388,604
(SOFR + 3.81%), 3.76%, 9/1/2026 (b)	1,500,000	1,500,000
(SOFR + 3.82%), 3.77%, 9/1/2026 (b)	1,500,000	1,500,000
(SOFR + 3.84%), 3.79%, 9/1/2026 (b)	1,495,000	1,495,000
(SOFR + 3.87%), 3.81%, 9/1/2026 (b)	200,000	200,000
DN, 3.57%, 9/8/2026 (c)	750,000	749,480
DN, 3.57%, 9/10/2026 (c)	1,000,000	999,109
DN, 3.57%, 9/11/2026 (c)	1,250,000	1,248,760
DN, 3.57%, 9/14/2026 (c)	500,000	499,356
DN, 3.66%, 9/22/2026 (c)	500,000	498,936
DN, 3.67%, 9/23/2026 (c)	250,000	249,441
DN, 3.68%, 9/25/2026 (c)	350,000	349,144
DN, 3.62%, 10/1/2026 (c)	1,000,000	996,996
DN, 3.63%, 10/2/2026 (c)	480,000	478,507
DN, 3.68%, 10/5/2026 (c)	750,000	747,401
DN, 3.68%, 10/6/2026 (c)	200,000	199,286
DN, 3.65%, 10/15/2026 (c)	500,000	497,779
DN, 3.64%, 10/22/2026 (c)	500,000	497,436
DN, 3.63%, 10/30/2026 (c)	766,000	761,477
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

DN, 3.75%, 12/3/2026 (c)	250,000	247,604
DN, 3.78%, 12/10/2026 (c)	250,000	247,406
DN, 3.77%, 12/17/2026 (c)	250,000	247,228
DN, 3.50%, 12/21/2026 (c)	650,000	643,072
DN, 3.50%, 12/24/2026 (c)	250,000	247,265
3.80%, 1/22/2027	1,000,000	1,000,000
3.80%, 1/29/2027	1,000,000	1,000,000
3.81%, 1/29/2027	928,000	928,000
3.82%, 2/4/2027	2,500,000	2,500,000
3.89%, 2/23/2027	1,700,000	1,700,000
FHLMC
(SOFR + 3.80%), 3.73%, 9/1/2026 (b)	970,000	970,000
(SOFR + 3.82%), 3.75%, 9/1/2026 (b)	1,980,000	1,980,000
(SOFR + 3.82%), 3.75%, 9/1/2026 (b)	2,360,000	2,360,000
(SOFR + 3.85%), 3.76%, 9/1/2026 (b)	1,124,048	1,123,991
(SOFR + 3.84%), 3.77%, 9/1/2026 (b)	427,000	427,008
(SOFR + 3.86%), 3.79%, 9/1/2026 (b)	1,500,000	1,500,000
(SOFR + 3.86%), 3.79%, 9/1/2026 (b)	900,000	900,000
(SOFR + 3.86%), 3.79%, 9/1/2026 (b)	500,000	500,000
FNMA
(SOFR + 3.80%), 3.73%, 9/1/2026 (b)	1,707,000	1,707,000
(SOFR + 3.80%), 3.73%, 9/1/2026 (b)	1,984,000	1,984,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (b)	1,502,000	1,502,000
(SOFR + 3.82%), 3.74%, 9/1/2026 (b)	2,273,000	2,272,761
(SOFR + 3.81%), 3.74%, 9/1/2026 (b)	1,642,000	1,642,000
(SOFR + 3.79%), 3.74%, 9/1/2026 (b)	1,246,000	1,246,000
(SOFR + 3.86%), 3.79%, 9/1/2026 (b)	1,206,000	1,206,000
(SOFR + 3.86%), 3.79%, 9/1/2026 (b)	362,000	362,000
(SOFR + 3.86%), 3.79%, 9/1/2026 (b)	275,000	275,000
Total U.S. Government Agency Securities (Cost $89,621,550)		89,621,550
U.S. Treasury Obligations — 7.5%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 3.99%), 3.91%, 9/1/2026 (b)	7,617,200	7,615,095
(US Treasury 3 Month Bill Money Market Yield + 3.97%), 3.94%, 9/1/2026 (b)	1,600,000	1,600,376
U.S. Treasury Notes
1.13%, 10/31/2026	667,000	664,194
1.63%, 11/30/2026	629,200	626,209
4.38%, 12/15/2026	150,000	150,338
4.25%, 12/31/2026	205,000	205,453
1.88%, 2/28/2027	450,000	446,264
4.13%, 2/28/2027	2,733,000	2,740,481
0.63%, 3/31/2027	256,000	251,656
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	49

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
2.50%, 3/31/2027	375,000	372,550
3.88%, 3/31/2027	1,075,000	1,076,424
0.50%, 4/30/2027	259,971	254,503
2.75%, 4/30/2027	2,622,543	2,605,940
3.75%, 4/30/2027	2,900,692	2,900,995
0.50%, 5/31/2027	250,000	244,009
2.63%, 5/31/2027	100,000	99,151
3.88%, 5/31/2027	978,000	978,615
0.50%, 6/30/2027	100,000	97,165
3.25%, 6/30/2027	650,000	645,962
3.75%, 6/30/2027	703,000	701,487
4.38%, 7/15/2027	1,645,000	1,647,278
0.50%, 8/31/2027	663,000	639,389
3.13%, 8/31/2027	212,000	209,840
Total U.S. Treasury Obligations (Cost $26,773,374)		26,773,374
Short Term Investments — 17.7%
U.S. Treasury Obligations — 17.7%
U.S. Treasury Bills
3.63%, 9/1/2026 (c)	475,000	475,000
3.66%, 9/3/2026 (c)	1,328,308	1,328,037
3.64%, 9/8/2026 (c)	3,775,000	3,772,332
3.60%, 9/22/2026 (c)	2,200,000	2,195,393
3.55%, 10/1/2026 (c)	1,558,000	1,553,403
3.68%, 10/13/2026 (c)	591,000	588,473
3.63%, 10/15/2026 (c)	2,800,000	2,787,646
3.68%, 10/20/2026 (c)	4,700,000	4,676,596
3.67%, 10/22/2026 (c)	4,750,000	4,725,456
3.69%, 10/27/2026 (c)	2,500,000	2,485,728
3.75%, 10/29/2026 (c)	2,373,000	2,358,736
3.82%, 11/10/2026 (c)	3,400,000	3,374,944
3.88%, 11/24/2026 (c)	3,500,000	3,468,599
3.76%, 11/27/2026 (c)	3,504,800	3,473,280
3.92%, 12/1/2026 (c)	2,500,000	2,475,493
3.70%, 12/3/2026 (c)	1,402,500	1,389,221
3.82%, 12/8/2026 (c)	3,466,000	3,430,288
3.73%, 12/10/2026 (c)	975,000	965,006
3.79%, 12/15/2026 (c)	2,105,410	2,082,381
3.72%, 12/17/2026 (c)	3,150,000	3,115,546
3.80%, 12/22/2026 (c)	1,192,210	1,178,301
3.44%, 12/24/2026 (c)	693,250	685,800
3.80%, 12/29/2026 (c)	3,500,000	3,456,565
3.41%, 2/18/2027 (c)	3,297,750	3,245,659
3.56%, 3/18/2027 (c)	605,000	593,404
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued
3.65%, 4/15/2027 (c)	1,500,000	1,466,477
3.75%, 5/13/2027 (c)	5,000	4,871
3.87%, 6/10/2027 (c)	1,892,000	1,836,422
Total U.S. Treasury Obligations (Cost $63,189,057)		63,189,057
Total Short Term Investments (Cost $63,189,057)		63,189,057
Total Investments — 97.5% (Cost $348,942,544) *		348,942,544
Other Assets in Excess of Liabilities — 2.5%		8,829,601
NET ASSETS — 100.0%		357,772,145

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
SOFR	Secured Overnight Financing Rate

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Agency Joint Trading Account I, II, III , Treasury Joint Trading
Account I and III - At August 31, 2026, the Fund had proportionate interests in the Agency Joint Trading Account I, II, III , Treasury
Joint Trading Account I and III with a maturity date of September 1,
2026, as follows for JPMorgan U.S. Government Money Market
Fund (amounts in thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Agency Joint Trading Account I	$1,250,000	$1,250,128	$1,287,632
Agency Joint Trading Account II	2,544,241	2,544,501	2,595,126
Agency Joint Trading Account III	302,153	302,184	308,408
Treasury Joint Trading Account I	1,250,000	1,250,127	1,275,124
Treasury Joint Trading Account III	669,169	669,237	682,587

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Money Market Funds	August 31, 2026

Repurchase Agreements - At August 31, 2026, the Principal Amounts of the
Fund's interests in the Agency Joint Trading Account I, II, III , Treasury Joint
Trading Account I and III were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Government Money Market Fund
Agency Joint Trading Account I
TD Securities USA LLC	3.68%	$1,250,000
Agency Joint Trading Account II
BofA Securities, Inc.	3.68%	2,544,241
Agency Joint Trading Account III
BNP Paribas SA	3.68%	302,153
Treasury Joint Trading Account I
BNP Paribas SA	3.67%	800,000
Citibank NA	3.67%	50,000
Wells Fargo Securities LLC	3.67%	400,000
Total		1,250,000
Treasury Joint Trading Account III
BofA Securities, Inc.	3.67%	334,584
Wells Fargo Securities LLC	3.67%	334,585
Total		669,169

At August 31, 2026, the Agency Joint Trading Account I, II, III , Treasury Joint Trading Account I and III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Agency Joint Trading Account I
FHLMC	1.50%-5.50%	11/25/2027-4/25/2056
FNMA	2.50%-6.50%	10/25/2028-8/25/2056
GNMA	2.00%-7.69%	2/20/2034-5/16/2068
Agency Joint Trading Account II
FHLMC	1.50%-6.50%	11/1/2029-9/1/2056
FNMA	1.41%-7.50%	8/1/2030-9/1/2056
GNMA	1.50%-8.50%	8/15/2027-7/20/2076
Agency Joint Trading Account III
FHLMC	1.41%-7.50%	3/25/2027-8/1/2056
FNMA	0.97%-7.50%	11/25/2027-8/1/2056
Treasury Joint Trading Account I
U.S. Treasury Securities	0.00%-6.25%	9/8/2026-8/15/2056
Treasury Joint Trading Account III
U.S. Treasury Securities	0.00%-6.38%	10/15/2026-5/15/2056

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(c)	The rate shown is the effective yield as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	51

JPMorgan U.S. Treasury Plus Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 46.7%
BNP Paribas SA, 3.66%, dated 8/31/2026, due 9/7/2026, repurchase price $1,000,712, collateralized by U.S. Treasury Securities, 0.00% - 4.63%, due 10/15/2026 - 5/15/2055, with a value of $1,032,952.	1,000,000	1,000,000
BNP Paribas SA, 3.67%, dated 8/31/2026, due 9/7/2026, repurchase price $250,178, collateralized by U.S. Treasury Securities, 0.00% - 4.75%, due 11/15/2028 - 5/15/2055, with a value of $259,856.	250,000	250,000
BNP Paribas SA, 3.67%, dated 8/31/2026, due 9/7/2026, repurchase price $250,178, collateralized by U.S. Treasury Securities, 0.00% - 4.38%, due 10/31/2027 - 2/15/2054, with a value of $259,779.	250,000	250,000
BNP Paribas SA, 3.67%, dated 8/31/2026, due 9/7/2026, repurchase price $250,178, collateralized by U.S. Treasury Securities, 0.00% - 3.63%, due 8/15/2028 - 2/15/2055, with a value of $259,780.	250,000	250,000
BNP Paribas SA, 3.67%, dated 8/31/2026, due 9/7/2026, repurchase price $250,178, collateralized by U.S. Treasury Securities, 0.00% - 4.50%, due 5/31/2028 - 11/15/2033, with a value of $259,781.	250,000	250,000
BNP Paribas SA, 3.67%, dated 8/31/2026, due 9/7/2026, repurchase price $500,357, collateralized by U.S. Treasury Securities, 0.00% - 4.63%, due 9/30/2028 - 2/15/2055, with a value of $516,322.	500,000	500,000
BNP Paribas SA, 3.68%, dated 8/31/2026, due 9/7/2026, repurchase price $250,179, collateralized by U.S. Treasury Securities, 2.38% - 4.63%, due 4/30/2031 - 2/15/2042, with a value of $259,848.	250,000	250,000
BNP Paribas SA, 3.70%, dated 8/31/2026, due 9/7/2026, repurchase price $750,540, collateralized by U.S. Treasury Securities, 0.00% - 4.75%, due 6/30/2028 - 11/15/2053, with a value of $793,063.	750,000	750,000
BofA Securities, Inc., 3.67%, dated 8/31/2026, due 9/7/2026, repurchase price $500,357, collateralized by U.S. Treasury Securities, 0.00% - 4.50%, due 3/15/2029 - 8/15/2046, with a value of $510,000.	500,000	500,000
BofA Securities, Inc., 3.67%, dated 8/31/2026, due 9/7/2026, repurchase price $500,357, collateralized by U.S. Treasury Securities, 0.00% - 1.13%, due 10/15/2030 - 8/15/2044, with a value of $510,000.	500,000	500,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BofA Securities, Inc., 3.69%, dated 8/31/2026, due 9/7/2026, repurchase price $500,359, collateralized by U.S. Treasury Securities, 0.00% - 4.63%, due 12/31/2030 - 8/15/2049, with a value of $510,000.	500,000	500,000
BofA Securities, Inc., 3.70%, dated 8/31/2026, due 9/7/2026, repurchase price $250,180, collateralized by U.S. Treasury Securities, 0.00% - 4.63%, due 10/31/2032 - 11/15/2054, with a value of $255,000.	250,000	250,000
BofA Securities, Inc., 3.72%, dated 8/31/2026, due 9/7/2026, repurchase price $250,181, collateralized by U.S. Treasury Securities, 1.38% - 4.25%, due 12/31/2028 - 6/30/2033, with a value of $255,000.	250,000	250,000
Canadian Imperial Bank of Commerce, 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $1,500,153, collateralized by U.S. Treasury Securities, 0.00% - 5.00%, due 11/15/2026 - 5/15/2055, with a value of $1,530,156.	1,500,000	1,500,000
Citigroup Global Markets Holdings, Inc., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $905,092, collateralized by U.S. Treasury Securities, 2.88% - 4.38%, due 8/31/2031 - 5/15/2032, with a value of $923,101.	905,000	905,000
Citigroup Global Markets Holdings, Inc., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $1,000,102, collateralized by U.S. Treasury Securities, 3.63% - 5.00%, due 5/31/2029 - 5/15/2045, with a value of $1,020,000.	1,000,000	1,000,000
Citigroup Global Markets Holdings, Inc., 3.65%, dated 8/31/2026, due 9/7/2026, repurchase price $1,501,065, collateralized by U.S. Treasury Securities, 2.75% - 4.00%, due 3/31/2030 - 8/15/2032, with a value of $1,530,000.	1,500,000	1,500,000
Citigroup Global Markets Holdings, Inc., 3.71%, dated 8/31/2026, due 12/4/2026, repurchase price $504,895, collateralized by U.S. Treasury Securities, 1.88%, due 7/15/2035, with a value of $510,002.	500,000	500,000
Credit Agricole Corporate and Investment Bank, 3.65%, dated 8/31/2026, due 9/4/2026, repurchase price $200,081, collateralized by U.S. Treasury Securities, 0.00% - 4.63%, due 1/15/2027 - 11/15/2055, with a value of $204,000.	200,000	200,000
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Fixed Income Clearing Corp., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $3,000,306, collateralized by U.S. Treasury Securities, 1.63% - 4.00%, due 10/15/2027 - 1/15/2036, with a value of $3,060,000.	3,000,000	3,000,000
Fixed Income Clearing Corp., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $3,000,306, collateralized by U.S. Treasury Securities, 0.13% - 3.88%, due 7/15/2027 - 8/15/2041, with a value of $3,060,000.	3,000,000	3,000,000
Goldman Sachs & Co. LLC, 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $2,000,204, collateralized by U.S. Treasury Securities, 0.00% - 3.88%, due 8/15/2035 - 5/15/2043, with a value of $2,040,000.	2,000,000	2,000,000
Goldman Sachs & Co. LLC, 3.65%, dated 8/31/2026, due 9/7/2026, repurchase price $1,000,710, collateralized by U.S. Treasury Securities, 0.00% - 4.25%, due 5/15/2034 - 5/15/2035, with a value of $1,020,000.	1,000,000	1,000,000
Goldman Sachs & Co. LLC, 3.67%, dated 8/31/2026, due 9/7/2026, repurchase price $500,357, collateralized by U.S. Treasury Securities, 0.00% - 4.63%, due 2/15/2040 - 5/15/2046, with a value of $510,000.	500,000	500,000
Natixis SA, 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $500,051, collateralized by U.S. Treasury Securities, 0.00% - 4.38%, due 9/30/2026 - 8/15/2034, with a value of $510,052.	500,000	500,000
Natixis SA, 3.66%, dated 8/31/2026, due 9/7/2026, repurchase price $500,356, collateralized by U.S. Treasury Securities, 0.00% - 4.75%, due 9/10/2026 - 2/15/2056, with a value of $514,751.	500,000	500,000
Norinchukin Bank (The), 3.65%, dated 8/31/2026, due 9/2/2026, repurchase price $200,041, collateralized by U.S. Treasury Securities, 3.38% - 4.75%, due 6/30/2030 - 5/15/2041, with a value of $204,000.	200,000	200,000
Norinchukin Bank (The), 3.65%, dated 8/31/2026, due 9/4/2026, repurchase price $200,081, collateralized by U.S. Treasury Securities, 3.38% - 4.75%, due 6/30/2030 - 5/15/2041, with a value of $204,000.	200,000	200,000
Prudential Legacy Insurance Co. of New Jersey, 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $800,082, collateralized by U.S. Treasury Securities, 0.00% - 4.75%, due 11/30/2032 - 2/15/2055, with a value of $816,083.	800,000	800,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 3.72%, dated 8/31/2026, due 9/7/2026, repurchase price $1,501,085, collateralized by U.S. Treasury Securities, 3.50% - 4.13%, due 3/15/2028 - 2/15/2033, with a value of $1,530,000.	1,500,000	1,500,000
Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, dated 8/31/2026, due 9/1/2026, repurchase price $2,000,204. (a)	2,000,000	2,000,000
Wells Fargo Bank NA, 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $1,000,102, collateralized by U.S. Treasury Securities, 0.13% - 2.38%, due 10/15/2027 - 2/15/2056, with a value of $1,020,104.	1,000,000	1,000,000
Wells Fargo Securities LLC, 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $750,076, collateralized by U.S. Treasury Securities, 0.00%, due 5/15/2027 - 2/15/2040, with a value of $765,078.	750,000	750,000
Total Repurchase Agreements (Cost $28,055,000)		28,055,000
U.S. Treasury Obligations — 24.2%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 3.85%), 3.80%, 9/1/2026 (b)	600,000	600,000
(US Treasury 3 Month Bill Money Market Yield + 3.91%), 3.85%, 9/1/2026 (b)	837,500	837,476
(US Treasury 3 Month Bill Money Market Yield + 3.92%), 3.85%, 9/1/2026 (b)	301,440	301,368
(US Treasury 3 Month Bill Money Market Yield + 3.90%), 3.85%, 9/1/2026 (b)	1,500,000	1,500,126
(US Treasury 3 Month Bill Money Market Yield + 3.95%), 3.91%, 9/1/2026 (b)	240,000	240,022
(US Treasury 3 Month Bill Money Market Yield + 3.98%), 3.91%, 9/1/2026 (b)	1,830,500	1,830,200
(US Treasury 3 Month Bill Money Market Yield + 3.95%), 3.94%, 9/1/2026 (b)	2,980,000	2,981,240
(US Treasury 3 Month Bill Money Market Yield + 4.00%), 3.96%, 9/1/2026 (b)	1,166,000	1,166,026
U.S. Treasury Notes
0.88%, 9/30/2026	146,000	145,678
3.50%, 9/30/2026	193,000	192,972
4.63%, 10/15/2026	200,000	200,241
1.13%, 10/31/2026	150,000	149,370
1.63%, 11/30/2026	117,000	116,445
4.25%, 11/30/2026	810,000	811,346
1.25%, 12/31/2026	224,750	223,086
1.75%, 12/31/2026	100,000	99,421
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	53

JPMorgan U.S. Treasury Plus Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
4.25%, 12/31/2026	775,000	776,749
4.13%, 1/31/2027	400,000	400,890
0.63%, 3/31/2027	80,000	78,640
2.50%, 3/31/2027	65,000	64,589
3.88%, 3/31/2027	120,000	120,172
4.50%, 4/15/2027	250,000	251,260
0.50%, 4/30/2027	125,000	122,387
3.75%, 4/30/2027	339,875	339,893
0.50%, 5/31/2027	100,000	97,589
2.63%, 5/31/2027	142,000	140,763
3.88%, 5/31/2027	240,000	240,112
4.38%, 7/15/2027	300,000	300,413
3.63%, 8/31/2027	214,000	212,825
Total U.S. Treasury Obligations (Cost $14,541,299)		14,541,299
Short Term Investments — 26.5%
U.S. Treasury Obligations — 26.5%
U.S. Treasury Bills
3.55%, 9/3/2026 (c)	500,000	499,901
3.64%, 9/8/2026 (c)	650,000	649,540
3.54%, 9/10/2026 (c)	150,000	149,867
3.64%, 9/15/2026 (c)	565,000	564,202
3.64%, 9/17/2026 (c)	1,285,000	1,282,925
3.68%, 9/24/2026 (c)	600,000	598,593
3.55%, 10/1/2026 (c)	250,000	249,263
3.68%, 10/13/2026 (c)	600,000	597,435
3.67%, 10/20/2026 (c)	600,000	597,015
3.73%, 10/22/2026 (c)	900,000	895,270
3.69%, 10/27/2026 (c)	300,000	298,287
3.77%, 10/29/2026 (c)	1,120,000	1,113,235
3.75%, 11/10/2026 (c)	600,000	595,655
3.78%, 11/17/2026 (c)	970,000	962,221
3.88%, 11/24/2026 (c)	500,000	495,510
3.76%, 11/27/2026 (c)	300,000	297,301
3.91%, 12/1/2026 (c)	300,000	297,061
3.70%, 12/3/2026 (c)	300,000	297,160
3.82%, 12/8/2026 (c)	300,000	296,909
3.73%, 12/10/2026 (c)	300,000	296,925
3.80%, 12/15/2026 (c)	550,000	543,974
3.61%, 12/17/2026 (c)	600,000	593,629
3.80%, 12/22/2026 (c)	100,000	98,833
3.43%, 12/24/2026 (c)	300,000	296,783
3.81%, 12/29/2026 (c)	600,000	592,543
3.96%, 1/21/2027 (c)	200,000	196,927
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued
4.01%, 1/28/2027 (c)	150,000	147,551
3.51%, 2/18/2027 (c)	865,000	850,921
0.00%, 3/4/2027 (c)	300,000	294,108
3.64%, 4/15/2027 (c)	600,000	586,610
3.74%, 5/13/2027 (c)	415,000	404,361
3.87%, 6/10/2027 (c)	300,000	291,187
Total U.S. Treasury Obligations (Cost $15,931,702)		15,931,702
Total Short Term Investments (Cost $15,931,702)		15,931,702
Total Investments — 97.4% (Cost $58,528,001) *		58,528,001
Other Assets in Excess of Liabilities — 2.6%		1,571,892
NET ASSETS — 100.0%		60,099,893

Percentages indicated are based on net assets.

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Treasury Joint Trading Account I - At August 31, 2026, the Fund
had proportionate interests in the Treasury Joint Trading Account I with a maturity date of September 1, 2026, as follows for
JPMorgan U.S. Treasury Plus Money Market Fund (amounts in
thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Treasury Joint Trading Account I	$2,000,000	$2,000,204	$2,040,200

Repurchase Agreements - At August 31, 2026, the Principal Amounts of the Fund's interests in the Treasury Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Treasury Plus Money Market Fund
Treasury Joint Trading Account I
BNP Paribas SA	3.67%	$1,280,000
Citibank NA	3.67%	80,000
Wells Fargo Securities LLC	3.67%	640,000
Total		2,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Money Market Funds	August 31, 2026

At August 31, 2026, the Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Treasury Joint Trading Account I
U.S. Treasury Securities	0.00%-6.25%	9/8/2026-8/15/2056

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(c)	The rate shown is the effective yield as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	55

JPMorgan Federal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — 28.9%
FFCB Funding Corp., (SOFR + 0.14%), 3.79%, 9/1/2026 (a)	100,000	100,000
FHLB
DN, 3.50%, 9/1/2026 (b)	1,000	1,000
(SOFR + 0.03%), 3.67%, 9/1/2026 (a)	250,000	250,000
(SOFR + 0.02%), 3.67%, 9/1/2026 (a)	250,000	250,000
(SOFR + 0.02%), 3.67%, 9/1/2026 (a)	250,000	250,000
(SOFR + 0.03%), 3.68%, 9/1/2026 (a)	250,000	250,000
(SOFR + 0.03%), 3.68%, 9/1/2026 (a)	250,000	250,000
(SOFR + 0.04%), 3.69%, 9/1/2026 (a)	250,000	250,000
(SOFR + 0.04%), 3.69%, 9/1/2026 (a)	250,000	250,000
(SOFR + 0.04%), 3.69%, 9/1/2026 (a)	250,000	250,000
(SOFR + 0.17%), 3.81%, 9/1/2026 (a)	50,000	50,000
DN, 3.63%, 12/28/2026 (b)	100,000	98,826
DN, 3.59%, 3/12/2027 (b)	24,000	23,551
Total U.S. Government Agency Securities (Cost $2,273,377)		2,273,377
U.S. Treasury Obligations — 11.8%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 3.80%, 9/1/2026 (a)	100,000	100,000
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 3.91%, 9/1/2026 (a)	250,000	250,311
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 3.91%, 9/1/2026 (a)	200,000	200,281
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 3.96%, 9/1/2026 (a)	350,000	350,103
U.S. Treasury Notes, 4.38%, 7/15/2027	25,000	25,034
Total U.S. Treasury Obligations (Cost $925,729)		925,729
Short Term Investments — 63.0%
U.S. Treasury Obligations — 63.0%
U.S. Treasury Bills
3.65%, 9/3/2026 (b)	300,000	299,939
3.64%, 9/8/2026 (b)	400,000	399,717
3.62%, 9/15/2026 (b)	100,000	99,859
3.63%, 9/17/2026 (b)	350,000	349,436
3.65%, 9/22/2026 (b)	1,000,000	997,878
3.68%, 9/24/2026 (b)	550,000	548,711
3.66%, 9/29/2026 (b)	300,000	299,149
3.58%, 10/1/2026 (b)	125,000	124,629
3.65%, 10/6/2026 (b)	250,000	249,117
3.63%, 10/8/2026 (b)	50,000	49,814
3.68%, 10/13/2026 (b)	350,000	348,503
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued
3.63%, 10/15/2026 (b)	50,000	49,779
3.69%, 10/20/2026 (b)	100,000	99,501
3.61%, 10/22/2026 (b)	50,000	49,746
3.79%, 10/27/2026 (b)	100,000	99,414
3.82%, 11/10/2026 (b)	100,000	99,263
3.64%, 11/12/2026 (b)	50,000	49,639
3.65%, 11/19/2026 (b)	50,000	49,603
3.68%, 11/27/2026 (b)	50,000	49,559
3.71%, 12/3/2026 (b)	200,000	198,097
3.73%, 12/10/2026 (b)	50,000	49,488
3.72%, 12/17/2026 (b)	50,000	49,453
3.42%, 12/24/2026 (b)	75,000	74,197
3.67%, 1/21/2027 (b)	50,000	49,288
3.41%, 2/18/2027 (b)	25,000	24,605
0.00%, 3/4/2027 (b)	50,000	49,018
3.59%, 3/18/2027 (b)	75,000	73,550
3.65%, 4/15/2027 (b)	25,000	24,441
3.75%, 5/13/2027 (b)	25,000	24,356
3.87%, 6/10/2027 (b)	25,000	24,266
Total U.S. Treasury Obligations (Cost $4,954,015)		4,954,015
Total Short Term Investments (Cost $4,954,015)		4,954,015
Total Investments — 103.7% (Cost $8,153,121) *		8,153,121
Liabilities in Excess of Other Assets — (3.7)%		(287,264)
NET ASSETS — 100.0%		7,865,857

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
SOFR	Secured Overnight Financing Rate

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(b)	The rate shown is the effective yield as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Money Market Funds	August 31, 2026

JPMorgan 100% U.S. Treasury Securities Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 19.4%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 3.80%, 9/1/2026 (a)	8,350,000	8,349,802
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 3.85%, 9/1/2026 (a)	6,594,000	6,594,335
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 3.85%, 9/1/2026 (a)	4,865,518	4,864,806
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 3.85%, 9/1/2026 (a)	5,428,200	5,428,869
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 3.91%, 9/1/2026 (a)	3,734,250	3,734,472
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 3.91%, 9/1/2026 (a)	9,598,250	9,600,880
(US Treasury 3 Month Bill Money Market Yield + 0.19%), 3.94%, 9/1/2026 (a)	9,002,500	9,005,909
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 3.96%, 9/1/2026 (a)	3,877,000	3,877,138
U.S. Treasury Notes
0.88%, 9/30/2026	605,000	603,665
1.63%, 9/30/2026	70,000	69,893
3.50%, 9/30/2026	675,000	674,932
4.63%, 10/15/2026	659,750	660,548
1.13%, 10/31/2026	360,000	358,487
4.13%, 10/31/2026	999,875	1,000,620
4.25%, 11/30/2026	374,875	375,464
1.25%, 12/31/2026	750,000	744,425
1.75%, 12/31/2026	449,750	447,127
4.25%, 12/31/2026	2,149,625	2,154,393
1.50%, 1/31/2027	600,000	594,925
4.13%, 1/31/2027	150,000	150,334
1.88%, 2/28/2027	250,000	247,956
4.50%, 4/15/2027	750,000	753,787
0.50%, 4/30/2027	1,514,875	1,482,879
2.75%, 4/30/2027	839,875	834,479
3.75%, 4/30/2027	519,750	519,559
0.50%, 5/31/2027	100,000	97,590
2.63%, 5/31/2027	198,000	196,275
3.88%, 5/31/2027	1,153,775	1,154,304
4.38%, 7/15/2027	1,670,000	1,672,300
0.50%, 8/31/2027	387,000	373,234
3.13%, 8/31/2027	463,800	459,066
3.63%, 8/31/2027	375,000	372,865
Total U.S. Treasury Obligations (Cost $67,455,318)		67,455,318
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — 85.9%
U.S. Treasury Obligations — 85.9%
U.S. Treasury Bills
3.64%, 9/1/2026 (b)	22,901,700	22,901,700
3.64%, 9/3/2026 (b)	18,279,750	18,276,057
3.64%, 9/8/2026 (b)	23,326,650	23,310,149
3.67%, 9/10/2026 (b)	18,166,750	18,150,115
3.64%, 9/15/2026 (b)	23,494,750	23,461,532
3.65%, 9/17/2026 (b)	18,862,300	18,831,787
3.68%, 9/22/2026 (b)	23,656,800	23,606,099
3.68%, 9/24/2026 (b)	18,000,000	17,957,827
3.68%, 9/29/2026 (b)	14,097,800	14,057,729
3.65%, 10/1/2026 (b)	18,696,300	18,639,608
3.71%, 10/6/2026 (b)	3,947,925	3,933,736
3.66%, 10/8/2026 (b)	13,996,300	13,943,794
3.68%, 10/13/2026 (b)	6,498,500	6,470,714
3.68%, 10/20/2026 (b)	12,616,150	12,553,353
3.75%, 10/22/2026 (b)	3,325,300	3,307,729
3.69%, 10/27/2026 (b)	12,480,500	12,409,250
3.81%, 10/29/2026 (b)	2,210,650	2,197,177
3.82%, 11/10/2026 (b)	1,630,650	1,618,633
3.78%, 11/17/2026 (b)	3,029,675	3,005,361
3.88%, 11/24/2026 (b)	1,955,650	1,938,098
3.75%, 11/27/2026 (b)	4,250,000	4,211,788
3.91%, 12/1/2026 (b)	1,639,650	1,623,589
3.72%, 12/3/2026 (b)	3,299,600	3,268,255
3.82%, 12/8/2026 (b)	2,499,500	2,473,746
3.67%, 12/10/2026 (b)	2,395,650	2,371,518
3.80%, 12/15/2026 (b)	1,050,000	1,038,498
3.67%, 12/17/2026 (b)	2,105,300	2,082,592
3.80%, 12/22/2026 (b)	600,000	593,000
3.43%, 12/24/2026 (b)	1,410,000	1,394,884
3.80%, 12/29/2026 (b)	4,540,200	4,483,852
3.53%, 12/31/2026 (b)	225,000	222,368
3.96%, 1/21/2027 (b)	800,000	787,707
4.01%, 1/28/2027 (b)	839,825	826,112
3.47%, 2/18/2027 (b)	4,187,750	4,120,434
3.63%, 2/25/2027 (b)	650,000	638,614
0.00%, 3/4/2027 (b)	1,699,600	1,666,218
3.56%, 3/18/2027 (b)	1,042,500	1,022,518
3.64%, 4/15/2027 (b)	2,157,400	2,109,276
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	57

JPMorgan 100% U.S. Treasury Securities Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — continued
3.74%, 5/13/2027 (b)	2,030,500	1,978,435
3.87%, 6/10/2027 (b)	1,602,650	1,555,572
Total U.S. Treasury Obligations (Cost $299,039,424)		299,039,424
Total Short Term Investments (Cost $299,039,424)		299,039,424
Total Investments — 105.3% (Cost $366,494,742) *		366,494,742
Liabilities in Excess of Other Assets — (5.3)%		(18,297,466)
NET ASSETS — 100.0%		348,197,276

Percentages indicated are based on net assets.

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(b)	The rate shown is the effective yield as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Money Market Funds	August 31, 2026

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 71.6%
Alabama — 1.5%
Public Finance Authority
Series 2025-VRS219, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	35,400	35,400
Series 2026-VRS306, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	7,500	7,500
Tender Option Bond Trust Receipts/Certificates
Series 2026-XF3549, GO, VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	4,070	4,070
Series 2025-BAML5063, Rev., VRDO, LOC : Bank of America NA, 2.48%, 9/17/2026 (a) (b)	100,000	100,000
Total Alabama		146,970
Alaska — 0.8%
Alaska Housing Finance Corp., Home Mortgage
Series 2009A, Rev., VRDO, LIQ : FHLB, 2.19%, 9/8/2026 (b)	30,200	30,200
Series 2007B, Rev., VRDO, LIQ : FHLB, 2.24%, 9/8/2026 (b)	27,330	27,330
City of Valdez, Exxon Pipeline Co., Project
Series 1993A, Rev., VRDO, 3.00%, 9/1/2026 (b)	1,715	1,715
Series 1993B, Rev., VRDO, 3.00%, 9/1/2026 (b)	15,665	15,665
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0518, Rev., VRDO, LOC : Royal Bank of Canada, 2.40%, 9/8/2026 (a) (b)	4,305	4,305
Total Alaska		79,215
Arizona — 3.1%
Arizona Board of Regents, State University Series 2025C, Rev., VRDO, 2.25%, 9/8/2026 (b)	70,800	70,800
Arizona Industrial Development Authority, 67 Flats Project Series 2023A, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 9/8/2026 (b)	45,110	45,110
Arizona Industrial Development Authority, Juniper Square Project Series 2023A, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 9/8/2026 (b)	28,245	28,245
Arizona Industrial Development Authority, Multi-Family Housing Draw Down Sidney Village Project
Series 2025A, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 9/8/2026 (b)	7,100	7,100
Series 2025A, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 9/8/2026 (b)	14,915	14,915
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
Arizona Industrial Development Authority, Multi-Family Housing Townhomes On Earley Project Series 2025A, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 9/8/2026 (b)	30,995	30,995
Arizona Industrial Development Authority, Multi-Family Housing, Sidney Village Project Series 2026, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 9/8/2026 (b)	4,375	4,375
Deutsche Bank Spears
Series DB-8166, Rev., VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	7,010	7,010
Series DB-8222, Rev., VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	9,510	9,510
Maricopa County Industrial Development Authority, Banner Health Series 2026C, Rev., VRDO, 2.15%, 9/8/2026 (b)	15,025	15,025
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-147, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	21,000	21,000
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF8042, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	2,670	2,670
Series 2025-XL0609, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	20,625	20,625
Series 2026-CF7112, Rev., VRDO, LIQ : Citibank NA, 2.46%, 11/5/2026 (a) (b)	30,050	30,050
Total Arizona		307,430
Arkansas — 0.4%
Arkansas Development Finance Authority, Green Bay Packaging, Inc., Project Series 2025, Rev., AMT, VRDO, LOC : Wells Fargo Bank NA, 2.33%, 9/8/2026 (a) (b)	28,900	28,900
Arkansas Development Finance Authority, Single Family Mortgage-Backed Securities Loan Program Series 2026B, Rev., VRDO, GNMA / FNMA / FHLMC, 2.88%, 5/15/2027 (b)	8,500	8,500
Total Arkansas		37,400
California — 1.8%
Irvine Ranch Water District Series 2026A, VRDO, LOC : Bank of America NA, 1.95%, 9/8/2026 (b)	14,900	14,900
Metropolitan Water District of Southern California Series 2025B, Rev., VRDO, LIQ : PNC Bank NA, 2.05%, 9/8/2026 (b)	4,350	4,350
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	59

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Public Finance Authority
Series 2025-VRS212, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	28,500	28,500
Series 2025-VRS213, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	45,000	45,000
Series 2026-VRS226, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	10,000	10,000
Series 2026-VRS227, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	15,000	15,000
RIB Floater Trust Various States
Series 2026-1005, Rev., VRDO, LOC : Barclays Bank plc, 2.53%, 10/12/2026 (a) (b)	21,560	21,560
Series 2026-1006, Rev., VRDO, LOC : Barclays Bank plc, 2.53%, 10/12/2026 (a) (b)	5,695	5,695
San Francisco City and County Airport Commission Francisco International Airport Series 2026C-1, Rev., AMT, VRDO, LOC : Wells Fargo Bank NA, 2.15%, 9/8/2026 (b)	24,950	24,950
Tender Option Bond Trust Receipts/Certificates
Series 2026-CF7089, Rev., VRDO, LOC : Citibank NA, 3.00%, 9/1/2026 (a) (b)	4,778	4,778
Series 2026-CF7109, Rev., VRDO, LOC : Citibank NA, 3.00%, 9/1/2026 (a) (b)	3,680	3,680
Series 2025-CF7005, Rev., VRDO, LOC : Citibank NA, 2.40%, 9/8/2026 (a) (b)	6,871	6,871
Total California		185,284
Colorado — 0.8%
Deutsche Bank Spears Series 2025-DB-8167, Rev., VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	8,960	8,960
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2026C-25, Rev., VRDO, LOC : Royal Bank of Canada, 2.33%, 9/8/2026 (a) (b)	30,000	30,000
Tender Option Bond Trust Receipts/Certificates
Series 2022-YX1254, Rev., VRDO, LOC : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	3,905	3,905
Series 2024-XL0549, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	3,750	3,750
Series 2025-XF8032, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	2,665	2,665
Wells Fargo Stage Trust Series 2026-003, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.33%, 9/8/2026 (a) (b)	30,000	30,000
Total Colorado		79,280
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Connecticut — 1.9%
City of Bristol, GO, BAN, 4.00%, 11/5/2026	25,875	25,941
City of New London, GO, BAN, 3.75%, 3/11/2027	27,610	27,825
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series 2020C-3, Rev., VRDO, LIQ : TD Bank NA, 2.24%, 9/8/2026 (b)	5,175	5,175
Series 2019F-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 2.26%, 9/8/2026 (b)	13,000	13,000
Series 2022, Subseries E-2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LOC : Sumitomo Mitsui Banking Corp., 2.26%, 9/8/2026 (b)	14,500	14,500
State of Connecticut
Series 2026A, GO, 5.00%, 9/15/2026	2,000	2,002
Series 2026B, GO, 5.00%, 9/15/2026	1,250	1,251
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0558, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	5,705	5,705
Series 2024-XX1346, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	1,495	1,495
Series 2025-CF7067, Rev., VRDO, LIQ : Citibank NA, 2.31%, 9/8/2026 (a) (b)	7,300	7,300
Town of Colchester, GO, BAN, 4.00%, 7/29/2027	19,560	19,783
Town of Griswold, GO, BAN, 4.00%, 1/28/2027	2,200	2,214
Town of Groton, GO, BAN, 4.00%, 4/22/2027	7,000	7,071
Town of Killingly Series B, GO, BAN, 4.00%, 11/10/2026	15,000	15,041
Town of North Haven, GO, BAN, 3.75%, 10/29/2026	6,250	6,261
Town of Oxford Series 2026, GO, BAN, 3.75%, 3/10/2027	15,080	15,196
Town of Stratford Series 2026B, GO, BAN, 4.00%, 6/22/2027	24,440	24,679
Total Connecticut		194,439
District of Columbia — 1.8%
Deutsche Bank Spears
Series DB-8232, GO, VRDO, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (b)	3,165	3,165
Series 2025-DB8211, Rev., VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	4,750	4,750
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
District of Columbia — continued
Metropolitan Washington Airports Authority Aviation Series 2009D-1, Rev., VRDO, LOC : TD Bank NA, 2.24%, 9/8/2026 (b)	12,450	12,450
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-108, GO, VRDO, LOC : Royal Bank of Canada, 2.31%, 9/3/2026 (a) (b)	50,000	50,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3133, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	40,000	40,000
Series 2022-ZL0319, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	13,625	13,625
Series 2025-CF7046, GO, VRDO, LIQ : Citibank NA, 2.31%, 9/8/2026 (a) (b)	17,360	17,360
Series 2025-XF8012, Rev., VRDO, LIQ : TD Bank NA, 2.31%, 9/8/2026 (a) (b)	8,000	8,000
Series 2025-XL0714, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	6,350	6,350
Series 2025-XX1403, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	3,990	3,990
Series 2025-ZF3379, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	3,270	3,270
Series 2025-ZF3380, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	4,660	4,660
Series 2026-XF3548, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	2,000	2,000
Series 2026-MS0111, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.44%, 10/29/2026 (a) (b)	8,985	8,985
Total District of Columbia		178,605
Florida — 5.5%
Alachua County Housing Finance Authority, Multi-Family, Santa Fe Apartments II Ltd. Project Series 2008, Rev., VRDO, LOC : FNMA, 2.31%, 9/8/2026 (b)	1,245	1,245
County of Broward, Power and Light Co., Project
Series 2015, Rev., VRDO, 2.38%, 9/8/2026 (b)	43,600	43,600
Series 2018A, Rev., AMT, VRDO, 2.40%, 9/8/2026 (b)	20,000	20,000
County of Martin, Florida Power and Light Co., Project Series 2022, Rev., VRDO, 2.39%, 9/8/2026 (b)	16,025	16,025
County of St. Lucie, Power and Light Co., Project Series 2000, Rev., VRDO, 2.35%, 9/8/2026 (b)	89,300	89,300
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Deutsche Bank Spears
Series 2026-DB-8249, Rev., VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	10,785	10,785
Series DB-8165, Rev., VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	12,435	12,435
Florida Housing Finance Corp., Multi-Family Mortgage Brownsville Transit Village Series 2024B, Rev., GNMA COLL, 3.35%, 10/1/2026 (b)	2,250	2,250
Florida Housing Finance Corp., Multi-Family Mortgage, Kings Terrace LLC Series 2013B, Rev., VRDO, LIQ : FHLMC, 2.28%, 9/8/2026 (b)	12,000	12,000
Lee County Industrial Development Authority, Florida Power and Light Co., Project Series 2016B, Rev., AMT, VRDO, 2.45%, 9/8/2026 (b)	15,000	15,000
Miami-Dade County Industrial Development Authority, Florida Power and Light Co., Project
Series 2024B, Rev., AMT, VRDO, 2.38%, 9/8/2026 (b)	32,500	32,500
Series 2024A, Rev., AMT, VRDO, 2.45%, 9/8/2026 (b)	20,000	20,000
Orange County Health Facilities Authority, The Nemours Foundation Project
Series 2009C-1, Rev., VRDO, LOC : TD Bank NA, 2.26%, 9/8/2026 (b)	200	200
Series 2009C-2, Rev., VRDO, LOC : TD Bank NA, 2.26%, 9/8/2026 (b)	130	130
Orlando Utilities Commission, Utility System
Series 2026B-1, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (b)	35,000	35,000
Series 2026B-2, Rev., VRDO, LIQ : TD Bank NA, 3.05%, 9/1/2026 (b)	28,000	28,000
Pinellas County Housing Finance Authority, Booker Creek Apartments Series 2009, Rev., VRDO, LOC : FHLMC, 2.31%, 9/8/2026 (b)	3,660	3,660
Public Finance Authority
Series 2025-VRS202, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	45,000	45,000
Series 2025-VRS214, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	16,660	16,660
Series 2026-VRS230, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	11,500	11,500
Series 2026-VRS305, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	12,000	12,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	61

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Sumter County Industrial Development Authority, Solid Waste Disposal, American Cement Co., LLC Project Series 2007, Rev., VRDO, LOC : Bank of America NA, 2.59%, 9/8/2026 (b)	6,550	6,550
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML6040, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	8,000	8,000
Series 2024-BAML6041, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	2,560	2,560
Series 2024-XF3223, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	3,805	3,805
Series 2026-XG0636, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	5,880	5,880
Series 2026-XG0642, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	8,115	8,115
Series 2021-XG0345, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	1,775	1,775
Series 2022-YX1182, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	22,105	22,105
Series 2023-XM1155, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	10,000	10,000
Series 2024-XL0548, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	5,625	5,625
Series 2024-YX1350, Rev., VRDO, LOC : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	9,100	9,100
Series 2024-YX1351, Rev., VRDO, LOC : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	12,080	12,080
Series 2025-XM1210, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	3,590	3,590
Series 2025-ZL0675, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	3,335	3,335
Series 2025-CF7017, Rev., VRDO, LOC : Citibank NA, 2.40%, 9/8/2026 (a) (b)	7,580	7,580
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Series 2025-CF7027, Rev., VRDO, LOC : Citibank NA, 2.40%, 9/8/2026 (a) (b)	9,515	9,515
Series 2026-XG0632, Rev., VRDO, LOC : Deutsche Bank AG, 2.68%, 9/8/2026 (a) (b)	3,400	3,400
Total Florida		550,305
Georgia — 3.3%
Bartow-Cartersville Joint Development Authority, Hanwha Q Cells USA, Inc., Project Series 2023A, Rev., AMT, VRDO, LOC : Korea Development Bank, 2.66%, 9/8/2026 (a) (b)	222,000	222,000
City of Atlanta Water and Wastewater, Subordinate Lien Series 2026, Rev., 5.00%, 11/1/2026	2,000	2,008
Development Authority of Monroe County (The), Florida Power and Light Co., Project Series 2017, Rev., AMT, VRDO, 2.49%, 9/8/2026 (b)	30,000	30,000
Metropolitan Atlanta Rapid Transit Authority Series 2026B, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (b)	42,300	42,300
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF3232, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	4,800	4,800
Series 2025-XF3475, Rev., VRDO, GTD, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	7,720	7,720
Series 2025-XF3499, Rev., VRDO, GNMA / FNMA COLL, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	10,480	10,480
Series 2025-ZF1829, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	4,445	4,445
Series 2026-XG0650, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	5,545	5,545
Total Georgia		329,298
Idaho — 0.4%
State of Idaho Series 2026, GO, TAN, 4.00%, 6/30/2027	39,000	39,422
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0565, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	100	100
Total Idaho		39,522
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — 4.0%
County of Kane, Glenwood School for Boys Series 1993, Rev., VRDO, LOC : Northern Trust Co. (The), 2.56%, 9/8/2026 (b)	855	855
Illinois Finance Authority, American Youth Hostels Project Series 1998, Rev., VRDO, LOC : BMO Harris Bank NA, 2.28%, 9/8/2026 (b)	1,100	1,100
Illinois Finance Authority, Gotion Illinois New Energy, Inc., Project Series 2026A, Rev., AMT, VRDO, LOC : Wells Fargo Bank NA, 2.36%, 9/8/2026 (a) (b)	23,000	23,000
Illinois Finance Authority, Northwestern University Series 2008B, Rev., VRDO, 2.30%, 9/8/2026 (b)	12,000	12,000
Illinois Finance Authority, University of Chicago Medical Center (The)
Series 2006E-2, Rev., VRDO, LOC : PNC Bank NA, 3.00%, 9/1/2026 (b)	6,000	6,000
Series 2009E-1, Rev., VRDO, LOC : PNC Bank NA, 3.00%, 9/1/2026 (b)	6,600	6,600
Illinois Finance Authority, University of Wesleyan Series 2012, Rev., VRDO, LOC : PNC Bank NA, 2.38%, 9/8/2026 (b)	10,400	10,400
Illinois Housing Development Authority, Alden Gardens Bloomingdale Series 2008, Rev., VRDO, LOC : BMO Harris Bank NA, 2.28%, 9/8/2026 (b)	6,005	6,005
Illinois Housing Development Authority, Homeowner Mortgage Series C-3, Rev., AMT, VRDO, LIQ : FHLB, 2.45%, 9/8/2026 (b)	3,265	3,265
Public Finance Authority
Series 2025-VRS207, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	127,800	127,800
Series 2025-VRS220, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	10,000	10,000
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2025-E-169, GO, VRDO, LOC : Royal Bank of Canada, 2.34%, 9/8/2026 (a) (b)	75,000	75,000
Tender Option Bond Trust Receipts/Certificates
Series 2024-YX1338, GO, VRDO, LOC : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	3,960	3,960
Series 2025-XF1962, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	4,000	4,000
Series 2026-CF7091, Rev., VRDO, FHLMC COLL, LIQ : Citibank NA, 2.31%, 9/8/2026 (a) (b)	5,500	5,500
Series 2026-XF3536, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	3,005	3,005
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Series 2026-XX1467, Rev., VRDO, LOC : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	6,745	6,745
Series 2020-XL0145, Rev., VRDO, LOC : Barclays Bank plc, 2.32%, 9/8/2026 (a) (b)	1,010	1,010
Series 2019-XL0105, GO, VRDO, LOC : Barclays Bank plc, 2.34%, 9/8/2026 (a) (b)	6,950	6,950
Series 2022-XF3042, GO, VRDO, LOC : Barclays Bank plc, 2.34%, 9/8/2026 (a) (b)	9,655	9,655
Series 2022-XF3045, GO, VRDO, LOC : Barclays Bank plc, 2.34%, 9/8/2026 (a) (b)	81,910	81,910
Total Illinois		404,760
Indiana — 0.0% ^
Public Finance Authority Series 202A, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	5,000	5,000
Iowa — 1.6%
Deutsche Bank Spears Series 2026-DB-8235, Rev., VRDO, LOC : Deutsche Bank AG, 2.68%, 9/8/2026 (a) (b)	8,360	8,360
Iowa Finance Authority, CJ Bio America, Inc., Project Series 2021, Rev., VRDO, LOC : Korea Development Bank, 2.62%, 9/8/2026 (a) (b)	117,800	117,800
Iowa Finance Authority, Midwestern Disaster Area, Cargill, Inc., Project Series 2011A, Rev., VRDO, 2.31%, 9/8/2026 (b)	29,300	29,300
Tender Option Bond Trust Receipts/Certificates Series 2025-XF3500, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	4,005	4,005
Total Iowa		159,465
Kentucky — 1.4%
Kentucky Higher Education Student Loan Corp., Student Loan Series 2023-1A-1, Rev., AMT, VRDO, LOC : Bank of America NA, 2.55%, 9/8/2026 (b)	56,240	56,240
Public Finance Authority Series 2025-VRS203, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	39,000	39,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	63

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kentucky — continued
Tender Option Bond Trust Receipts/Certificates
Series 2026-XF8137, Rev., VRDO, LIQ : Bank of America NA, 3.08%, 9/1/2026 (a) (b)	16,000	16,000
Series 2026-MS0092, Rev., VRDO, LOC : Morgan Stanley Bank NA, 2.46%, 11/19/2026 (a) (b)	29,470	29,470
Total Kentucky		140,710
Louisiana — 2.6%
East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Gulf Opportunity Zone Series 2010A, Rev., VRDO, 3.00%, 9/1/2026 (b)	75,000	75,000
Parish of St. James, Nucor Steel Loisiana LLC Project Series 2010B-1, Rev., VRDO, 2.45%, 9/8/2026 (b)	1,000	1,000
Parish of St. James, Nucor Steel Louisiana LLC Project, Gulf Opportunity Zone Series 2010B-1, Rev., VRDO, 2.66%, 9/8/2026 (b)	10,000	10,000
Public Finance Authority Series 2025-VRS209, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	109,965	109,965
State of Louisiana Gasoline and Fuels Tax, Second Lien
Series 2023A-2, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (b)	4,300	4,300
Series 2025C, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (b)	24,600	24,600
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF1971, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	2,750	2,750
Series 2024-XG0567, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Bank of America NA, 2.36%, 9/8/2026 (a) (b)	4,605	4,605
Series 2026-MS0096, Rev., VRDO, LOC : Morgan Stanley Bank NA, 2.46%, 10/22/2026 (a) (b)	29,615	29,615
Total Louisiana		261,835
Maine — 0.2%
Kennebunk Sewer District Series 2025, Rev., RAN, 4.00%, 11/18/2026	11,500	11,532
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maine — continued
Tender Option Bond Trust Receipts/Certificates
Series 2024-XX1348, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	4,500	4,500
Series 2026-XG0646, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	4,000	4,000
Total Maine		20,032
Maryland — 0.4%
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF3258, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	10,445	10,445
Series 2025-CF7049, GO, VRDO, LIQ : Citibank NA, 2.31%, 9/8/2026 (a) (b)	14,500	14,500
Series 2025-CF7060, GO, VRDO, LIQ : Citibank NA, 2.31%, 9/8/2026 (a) (b)	7,000	7,000
Series 2026-CF7092, Rev., VRDO, FHA, LIQ : Citibank NA, 2.31%, 9/8/2026 (a) (b)	4,250	4,250
Total Maryland		36,195
Massachusetts — 2.1%
Bristol-Plymouth Regional Vocational Technical School District, GO, BAN, 4.00%, 2/17/2027	22,095	22,263
City of Beverly Series 2026A, GO, BAN, 4.00%, 6/25/2027	6,300	6,367
City of Easthampton Series 2026, GO, BAN, 4.00%, 7/22/2027	3,000	3,034
City of New Bedford Series 2026, GO, BAN, 4.00%, 4/9/2027	16,448	16,588
City of Newburyport Series 2026, GO, BAN, 4.00%, 6/25/2027	9,778	9,887
City of Springfield Series 2026, GO, BAN, 3.75%, 4/30/2027	6,767	6,823
Dennis-Yarmouth Regional School District Series 2025, GO, BAN, 4.00%, 11/4/2026	11,556	11,584
Deutsche Bank Spears
Series 2025-DB8199, Rev., VRDO, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (b)	5,935	5,935
Series 2025-DB-8154, GO, VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	6,790	6,790
Massachusetts Bay Transportation Authority Sales Tax Series 2022A, Rev., VRDO, LIQ : TD Bank NA, 2.29%, 9/8/2026 (b)	14,225	14,225
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Health and Educational Facilities Authority, Capital Asset Program Series 2002M-2, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (b)	110	110
Mendon Upton Regional School District, GO, BAN, 4.00%, 8/26/2027	2,214	2,239
Public Finance Authority Series 2025-VRS211, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	35,000	35,000
RIB Floater Trust Various States Series 2026-1004, Rev., VRDO, LOC : Barclays Bank plc, 2.58%, 10/12/2026 (a) (b)	2,515	2,515
Tender Option Bond Trust Receipts/Certificates Series 2024-XF3218, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	6,915	6,915
Town of Agawam, GO, BAN, 4.00%, 9/24/2026	4,400	4,404
Town of Amherst Series 2026, GO, BAN, 4.00%, 3/4/2027	8,653	8,725
Town of Arlington Series 2026, GO, BAN, 3.75%, 2/25/2027	7,000	7,044
Town of Auburn Series 2026, GO, BAN, 4.00%, 6/29/2027	6,167	6,231
Town of Bourne, GO, BAN, 4.00%, 1/28/2027	2,222	2,237
Town of Charlton, GO, BAN, 4.00%, 1/28/2027	1,599	1,609
Town of Chelmsford Series 2026, GO, BAN, 4.00%, 7/7/2027	19,273	19,482
Town of Hingham, GO, BAN, 4.00%, 2/12/2027	606	610
Town of Provincetown Series 2026, GO, BAN, 4.00%, 6/17/2027	1,821	1,840
Town of Uxbridge, GO, BAN, 4.00%, 7/22/2027	8,730	8,828
Total Massachusetts		211,285
Michigan — 1.1%
Michigan Finance Authority Series 2026A-1, Rev., 5.00%, 7/20/2027	5,000	5,096
Michigan Finance Authority, Trinity Health Credit Group Series 2017A-MI, Rev., 5.00%, 12/1/2026	2,010	2,022
Tender Option Bond Trust Receipts/Certificates
Series 2026-XF8153, Rev., VRDO, LIQ : TD Bank NA, 2.93%, 9/1/2026 (a) (b)	2,650	2,650
Series 2024-XL0573, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.05%, 9/1/2026 (a) (b)	3,565	3,565
Series 2025-XF3490, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.05%, 9/1/2026 (a) (b)	3,140	3,140
Series 2018-ZF2716, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	3,615	3,615
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued
Series 2023-XM1130, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	14,250	14,250
Series 2023-YX1320, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	14,130	14,130
Series 2024-XF3221, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	1,160	1,160
Series 2025-XF3406, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	4,940	4,940
Series 2025-XF3468, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	18,250	18,250
Series 2025-XF8087, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	2,625	2,625
Series 2025-XL0700, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	4,585	4,585
Series 2026-XL0748, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	8,120	8,120
University of Michigan Series 2012-A, Rev., VRDO, 2.14%, 9/8/2026 (b)	26,100	26,100
Total Michigan		114,248
Minnesota — 0.4%
County of Hennepin Series 2017B, GO, VRDO, LIQ : US Bank NA, 2.36%, 9/8/2026 (b)	17,525	17,525
Minnesota Housing Finance Agency, Residential Housing Finance Series 2016F, Rev., AMT, VRDO, GNMA / FNMA / FHLMC COLL, LIQ : FHLB, 2.35%, 9/8/2026 (b)	12,930	12,930
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF1876, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	1,435	1,435
Series 2023-XG0523, Rev., VRDO, LOC : Barclays Bank plc, 2.32%, 9/8/2026 (a) (b)	10,390	10,390
Total Minnesota		42,280
Mississippi — 2.9%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2007C, Rev., VRDO, 3.00%, 9/1/2026 (b)	56,470	56,470
Series 2007E, Rev., VRDO, 3.00%, 9/1/2026 (b)	52,645	52,645
Series 2009A, Rev., VRDO, 3.00%, 9/1/2026 (b)	18,975	18,975
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	65

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Mississippi — continued
Series 2009B, Rev., VRDO, 3.00%, 9/1/2026 (b)	14,200	14,200
Series 2009C, Rev., VRDO, 3.00%, 9/1/2026 (b)	25,550	25,550
Series 2009E, Rev., VRDO, 3.00%, 9/1/2026 (b)	17,600	17,600
Series 2009F, Rev., VRDO, 3.00%, 9/1/2026 (b)	9,165	9,165
Series 2009G, Rev., VRDO, 3.00%, 9/1/2026 (b)	19,415	19,415
Series 2010I, Rev., VRDO, 3.00%, 9/1/2026 (b)	72,925	72,925
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0546, COP, VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	1,540	1,540
Total Mississippi		288,485
Missouri — 1.1%
Industrial Development Authority of the City of St. Louis Missouri (The), St. Luke's Preservation Partners LP Series 2009, Rev., VRDO, LOC : FHLMC, 2.31%, 9/8/2026 (b)	1,550	1,550
Missouri Development Finance Board, Nelson Gallery Foundation (The) Series 2004A, Rev., VRDO, LIQ : Northern Trust Co. (The), 2.90%, 9/1/2026 (b)	8,500	8,500
Missouri Development Finance Board, St. Louis Convention Center Hotel Garage Project Series 2020C, Rev., VRDO, LOC : US Bank NA, 3.00%, 9/1/2026 (b)	2,305	2,305
RBC Municipal Products, Inc. Trust, Floater Certificates
Series 2022-E154, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	21,100	21,100
Series 2024-C-23, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	11,875	11,875
Series C-16, Rev., VRDO, LOC : Royal Bank of Canada, 2.33%, 9/8/2026 (a) (b)	43,250	43,250
Tender Option Bond Trust Receipts/Certificates
Series 2022-XG0382, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	9,155	9,155
Series 2024-ZF1744, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	3,445	3,445
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — continued
Series 2026-XL0753, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	2,500	2,500
Series 2022-YX1193, Rev., VRDO, LOC : Barclays Bank plc, 2.32%, 9/8/2026 (a) (b)	6,605	6,605
Total Missouri		110,285
Montana — 0.4%
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF3447, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	18,700	18,700
Series 2026-XF1161, Rev., VRDO, LOC : Deutsche Bank AG, 2.63%, 9/8/2026 (a) (b)	25,000	25,000
Total Montana		43,700
Nebraska — 0.2%
RIB Floater Trust Various States Series 2026-1003, Rev., VRDO, LOC : Barclays Bank plc, 2.58%, 10/12/2026 (a) (b)	5,255	5,255
Tender Option Bond Trust Receipts/Certificates Series 2025-XG0604, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	10,235	10,235
Total Nebraska		15,490
Nevada — 0.2%
Nevada Housing Division Series 2025, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 9/8/2026 (b)	4,230	4,230
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3103, GO, VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	6,660	6,660
Series 2025-XF1954, GO, VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	2,900	2,900
Series 2025-XG0627, GO, VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	5,135	5,135
Total Nevada		18,925
New Hampshire — 1.0%
County of Merrimack Series 2026, GO, TAN, 3.50%, 12/23/2026	25,000	25,095
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Hampshire — continued
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2024-E-157, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	50,925	50,925
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1190, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	21,715	21,715
Total New Hampshire		97,735
New Jersey — 3.5%
Borough of Avalon, Water and Sewer Utility, GO, BAN, 4.00%, 2/2/2027	32,286	32,506
Borough of South Plainfield, General Improvement, Water Sewer Utility Series 2026A, GO, BAN, 4.00%, 4/8/2027	8,207	8,281
Borough of Woodland Park, Water Utility, GO, BAN, 4.00%, 4/29/2027	17,180	17,353
Camden County Improvement Authority (The), Open Space Trust Series 2026, Rev., GTD, 4.00%, 9/7/2027 (c)	2,565	2,596
City of Burlington Series 2026A, GO, BAN, 3.75%, 6/2/2027	6,573	6,624
City of Cape May, GO, BAN, 4.00%, 9/7/2027 (c)	18,000	18,213
City of Ocean City Series 2025B, GO, BAN, 3.75%, 10/8/2026	43,000	43,055
City of Somers Point Series 2026, GO, BAN, 4.00%, 8/25/2027	12,930	13,076
County of Hudson Series 2026, GO, BAN, 4.00%, 2/24/2027	11,620	11,695
County of Sussex Series 2026, GO, BAN, 4.00%, 6/23/2027	4,101	4,139
RIB Floater Trust Various States Series 2018-020, Rev., VRDO, LIQ : Barclays Bank plc, 2.34%, 9/8/2026 (a) (b)	16,340	16,340
Tender Option Bond Trust Receipts/Certificates
Series 2023-XL0470, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	3,925	3,925
Series 2025-CF7019, Rev., VRDO, LOC : Citibank NA, 2.38%, 9/8/2026 (a) (b)	9,935	9,935
Series 2024-CF7010, Rev., VRDO, LOC : Citibank NA, 2.40%, 9/8/2026 (a) (b)	7,920	7,920
Town of Phillipsburg Series 2025, GO, BAN, 3.75%, 10/22/2026	18,253	18,283
Township of Gloucester, Sewer Utility Series 2026A, GO, BAN, 4.00%, 7/19/2027	25,667	25,944
Township of Lacey Series 2026A, GO, BAN, 3.50%, 5/3/2027	20,377	20,471
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
Township of Maplewood, GO, BAN, 3.75%, 10/1/2026	20,426	20,447
Township of Monroe Series 2026, GO, BAN, 3.75%, 5/27/2027	11,675	11,773
Township of Mount Olive Series 2026, GO, BAN, 3.75%, 5/5/2027	19,500	19,660
Township of River Vale Series 2025, GO, BAN, 3.75%, 9/30/2026	8,200	8,208
Township of South Orange Village Series 2026, GO, BAN, 4.00%, 6/22/2027	20,391	20,610
Township of Union Series 2026, GO, BAN, 4.00%, 2/26/2027	11,912	12,011
Total New Jersey		353,065
New Mexico — 0.5%
County of Sandoval, Multi Family Sandoval Flats Project Series 2024A, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 9/8/2026 (b)	32,060	32,060
RIB Floater Trust Various States Series 2025-005, Rev., VRDO, LOC : Barclays Bank plc, 2.53%, 10/12/2026 (a) (b)	15,800	15,800
University of New Mexico (The), Subordinate Lien System Series 2002C, Rev., VRDO, LIQ : US Bank NA, 2.30%, 9/8/2026 (b)	5,400	5,400
Total New Mexico		53,260
New York — 12.3%
Akron Central School District Series 2026, GO, BAN, 4.00%, 6/30/2027	20,793	21,011
Albany City School District Series 2026B, GO, BAN, 3.75%, 6/24/2027	41,030	41,403
City of New York, Fiscal Year 2006 Series 2006, Subseries I-8, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.00%, 9/1/2026 (b)	300	300
City of New York, Fiscal Year 2013 Series 2013A-3, GO, VRDO, LOC : Mizuho Bank Ltd., 3.00%, 9/1/2026 (b)	11,400	11,400
City of New York, Fiscal Year 2022 Series 2022D, Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.00%, 9/1/2026 (b)	57,625	57,625
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 2.90%, 9/1/2026 (b)	49,855	49,855
Series 2023A, Subseries A-4, GO, VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (b)	2,950	2,950
City of New York, Fiscal Year 2025 Series 2025, Subseries G-3, GO, VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (b)	7,950	7,950
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	67

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
City of Rome Series 2026, GO, BAN, 4.00%, 6/9/2027	28,183	28,457
City of Troy Series 2026A, GO, BAN, 4.00%, 7/23/2027	19,680	19,875
Deutsche Bank Spears
Series 2024-DB-8147, Rev., VRDO, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (b)	5,065	5,065
Series 2026DB-8259, Rev., VRDO, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (b)	10,390	10,390
Series DB-8164, Rev., VRDO, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (b)	22,795	22,795
Falconer Central School District Series 2026, GO, BAN, 4.00%, 6/17/2027	18,968	19,152
Hamburg Central School District
Series 2026, GO, BAN, 3.75%, 5/27/2027	15,000	15,126
Series 2026, GO, BAN, 4.00%, 5/27/2027	29,210	29,503
Metropolitan Transportation Authority
Subseries 2012G-1, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (b)	18,000	18,000
Series 2020B, Rev., VRDO, LOC : Royal Bank of Canada, 3.00%, 9/1/2026 (b)	2,075	2,075
Metropolitan Transportation Authority Dedicated Tax Fund
Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (b)	26,655	26,655
Subseries 2008A-2A, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (b)	270	270
Milford Central School District Series 2025, GO, BAN, 3.75%, 12/11/2026	11,985	12,022
Nassau County Industrial Development Agency, Cold Spring Harbor Laboratory Project Series 2006, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (b)	18,825	18,825
Nassau County Local Economic Assistance Corp., Cold Harbor Laboratory Project Series 2024B, Rev., VRDO, LIQ : TD Bank NA, 2.30%, 9/8/2026 (b)	14,380	14,380
New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development Series 2006A, Rev., VRDO, LOC : FNMA, 2.30%, 9/8/2026 (b)	22,450	22,450
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2025 Series 2025, Subseries EE-2, Rev., VRDO, LIQ : Bank of New York Mellon (The), 2.99%, 9/1/2026 (b)	17,700	17,700
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-3B, Rev., VRDO, LIQ : State Street Bank & Trust Co., 2.90%, 9/1/2026 (b)	4,075	4,075
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014 Series 2014, Subseries AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.90%, 9/1/2026 (b)	900	900
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.95%, 9/1/2026 (b)	12,865	12,865
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2026 Series 2026CC, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (b)	29,795	29,795
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Series 2013C-5, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.26%, 9/8/2026 (b)	7,620	7,620
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series 2015, Subseries A-4, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.95%, 9/1/2026 (b)	19,590	19,590
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018, Subseries C-7, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (b)	30,155	30,155
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023, Subseries A-2, Rev., VRDO, LIQ : UBS AG, 2.90%, 9/1/2026 (b)	82,110	82,110
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025H, Subseries H-1, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (b)	49,695	49,695
Series 2025 Subseries C-4, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.28%, 9/8/2026 (b)	75,860	75,860
North Syracuse Central School District Series 2026A, GO, BAN, 4.00%, 7/30/2027	15,263	15,425
Public Finance Authority Series 202A, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	10,000	10,000
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-118, GO, VRDO, LOC : Royal Bank of Canada, 3.10%, 9/1/2026 (a) (b)	17,800	17,800
Series 2018-E129, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/3/2026 (a) (b)	35,000	35,000
Series E-86, GO, VRDO, LOC : Royal Bank of Canada, 2.31%, 9/3/2026 (a) (b)	19,165	19,165
Series E-87, GO, VRDO, LOC : Royal Bank of Canada, 2.31%, 9/3/2026 (a) (b)	14,600	14,600
Series 2025-E-166, GO, VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	17,000	17,000
Series 2026-E-170, GO, VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	15,000	15,000
Series E-146, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	53,050	53,050
Series E-159, GO, VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	62,050	62,050
Series E-88, GO, VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	25,835	25,835
Tender Option Bond Trust Receipts/Certificates
Series 2022-XM1009, GO, VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	4,445	4,445
Series 2022-XM1052, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	5,625	5,625
Series 2022-ZL0393, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	2,050	2,050
Series 2023-XF1644, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	6,470	6,470
Series 2023-XF3182, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	2,755	2,755
Series 2023-XG0524, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	4,110	4,110
Series 2023-XL0434, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	20,000	20,000
Series 2023-XL0441, GO, VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	3,800	3,800
Series 2023-XX1323, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	6,000	6,000
Series 2025-XF1882, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	3,000	3,000
Series 2025-XF1942, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	3,520	3,520
Series 2025-XF3320, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	400	400
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2025-XF3438, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	3,375	3,375
Series 2025-XF3456, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	5,000	5,000
Series 2025-XG0633, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	6,450	6,450
Series 2025-XM1261, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	2,500	2,500
Series 2025-XM1262, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	1,250	1,250
Series 2025-ZF3418, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	5,000	5,000
Series 2026-XF8168, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	3,200	3,200
Series 2026-XF8177, GO, VRDO, LIQ : TD Bank NA, 2.31%, 9/8/2026 (a) (b)	2,000	2,000
Series 2026-YX1480, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	2,925	2,925
Series 2026-MS0112, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.46%, 10/29/2026 (a) (b)	3,275	3,275
Series 2026-MS0119E, GO, VRDO, LIQ : Morgan Stanley Bank NA, 2.44%, 11/12/2026 (a) (b)	8,580	8,580
Thousand Islands Central School District Series 2026, GO, BAN, 4.00%, 6/25/2027	16,610	16,781
Town of Colonie Series 2026, GO, BAN, 4.00%, 3/5/2027	1,122	1,133
Town of Oyster Bay Series 2026, GO, BAN, 4.00%, 3/5/2027	162	163
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2005, Subseries B-4A, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (b)	16,495	16,495
Series 2005B-4C, Rev., VRDO, LOC : US Bank NA, 2.90%, 9/1/2026 (b)	700	700
Yorkshire-Pioneer Central School District Series 2026, GO, BAN, 4.00%, 7/1/2027	25,200	25,446
Total New York		1,239,272
North Carolina — 0.8%
City of Charlotte Series 2026A, COP, 5.00%, 12/1/2026	2,000	2,013
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	69

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — continued
Person County Industrial Facilities and Pollution Control Financing Authority, Recovery Zone Facility, Certainteed Gypsum, Inc. Series 2010, Rev., VRDO, LOC : Credit Industriel et Commercial, 2.42%, 9/8/2026 (b)	23,985	23,985
Public Finance Authority Series 2025-VRS218, Class A, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	25,000	25,000
Tender Option Bond Trust Receipts/Certificates Series 2025-CF7068, GO, VRDO, LIQ : Citibank NA, 2.44%, 10/15/2026 (a) (b)	28,335	28,335
Total North Carolina		79,333
Ohio — 3.6%
City of Hamilton, Limited Tax Various Purpose Series 2025, GO, BAN, 4.00%, 12/15/2026	12,315	12,364
City of Sidney Series 2025, GO, BAN, 3.75%, 10/7/2026	16,220	16,240
County of Hamilton Sales Tax Series 2025, Rev., BAN, 5.00%, 12/1/2026 (d)	38,000	38,210
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Series 2013B-3, Rev., VRDO, LIQ : US Bank NA, 2.90%, 9/1/2026 (b)	2,550	2,550
Ohio State University (The), General Receipts Series 2023D-1, Rev., VRDO, 2.27%, 9/8/2026 (b)	25,250	25,250
Public Finance Authority
Series 2025-VRS210, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	5,000	5,000
Series 2025-VRS216, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	24,950	24,950
RBC Municipal Products, Inc. Trust, Floater Certificates
Series 2019-E-134, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/3/2026 (a) (b)	20,280	20,280
Series 2019-E-132, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	42,350	42,350
Series E-164 29, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	8,650	8,650
Series C-18, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	8,000	8,000
State of Ohio, Adult Correctional Capital Facilities Lease Appropriation Series 2025B, Rev., VRDO, 2.15%, 9/8/2026 (b)	91,620	91,620
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0570, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	9,470	9,470
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Series 2024-XG0586, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	36,340	36,340
Series 2023-XG0507, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	2,800	2,800
Series 2024-XL0553, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	3,635	3,635
Series 2025-XM1208, GO, VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	5,200	5,200
Series 2026-XF3543, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	4,530	4,530
Series 2026-XX1484, GO, VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	8,545	8,545
Total Ohio		365,984
Oklahoma — 0.7%
Public Finance Authority Series 2025-VRS401, Class A, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	55,710	55,710
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF1572, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	2,220	2,220
Series 2025-XF3491, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.33%, 9/8/2026 (a) (b)	8,000	8,000
Total Oklahoma		65,930
Oregon — 0.1%
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF1929, GO, VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	4,000	4,000
Series 2026-CF7076, GO, VRDO, LIQ : Citibank NA, 2.31%, 9/8/2026 (a) (b)	8,515	8,515
Total Oregon		12,515
Other — 0.4%
Tender Option Bond Trust Receipts/Certificates
Series 2024-CF7004, Rev., VRDO, LOC : Citibank NA, 2.40%, 9/8/2026 (a) (b)	20,000	20,000
Series 2024-CF7008, Rev., VRDO, LOC : Citibank NA, 2.40%, 9/8/2026 (a) (b)	15,000	15,000
Series 2024-CF7009, Rev., VRDO, LOC : Citibank NA, 2.40%, 9/8/2026 (a) (b)	7,475	7,475
Total Other		42,475
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — 1.0%
Deutsche Bank Spears Series DB-8161, Rev., VRDO, LOC : Deutsche Bank AG, 3.30%, 9/1/2026 (a) (b)	19,945	19,945
Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project Series 2001A, Rev., VRDO, LOC : FNMA, 2.32%, 9/8/2026 (b)	10,320	10,320
Pennsylvania Turnpike Commission Series 2023B, Rev., VRDO, LOC : TD Bank NA, 2.28%, 9/8/2026 (b)	200	200
Public Finance Authority Series 2025-VRS302, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	26,020	26,020
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0594, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.05%, 9/1/2026 (a) (b)	2,330	2,330
Series 2024-XG0595, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.05%, 9/1/2026 (a) (b)	1,880	1,880
Series 2026-XX1487, Rev., VRDO, LIQ : Barclays Bank plc, 3.08%, 9/1/2026 (a) (b)	3,085	3,085
Series 2023-ZF3186, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	2,600	2,600
Series 2024-XF1700, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	6,755	6,755
Series 2024-ZF1772, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	3,580	3,580
Series 2025-XF1939, Rev., VRDO, A.G. - CR, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	6,855	6,855
Series 2025-XF3344, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	2,000	2,000
Series 2025-XG0626, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	4,000	4,000
Series 2025-XX1404, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	12,375	12,375
Total Pennsylvania		101,945
Rhode Island — 0.0% ^
Rhode Island Health and Educational Building Corp., Educational Institution, International Institute of Rhode Island Series 2003, Rev., VRDO, LOC : Bank of America NA, 2.50%, 9/8/2026 (b)	700	700
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

South Carolina — 0.8%
Public Finance Authority Series 2025-VRS208, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	54,200	54,200
South Carolina Public Service Authority Series 2019A, Rev., VRDO, LOC : Bank of America NA, 2.47%, 9/8/2026 (b)	31,550	31,550
Total South Carolina		85,750
South Dakota — 0.0% ^
South Dakota Health and Educational Facilities Authority, Sanford Series 2025D-2, Rev., VRDO, 2.10%, 9/8/2026 (b)	1,600	1,600
Tennessee — 0.3%
Public Finance Authority Series 2026-VRS229, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	10,315	10,315
Tender Option Bond Trust Receipts/Certificates
Series 2022-XL0369, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	10,000	10,000
Series 2018-XF2576, Rev., VRDO, LOC : Barclays Bank plc, 2.32%, 9/8/2026 (a) (b)	9,620	9,620
Total Tennessee		29,935
Texas — 3.5%
Deutsche Bank Spears
Series 2026BB, Rev., VRDO, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (b)	5,000	5,000
Series 2026DB-8253, GO, VRDO, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (b)	6,375	6,375
Series 2025-DBE8158, Rev., VRDO, LOC : Deutsche Bank AG, 3.30%, 9/1/2026 (a) (b)	12,435	12,435
Series 2025-DB-8156, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	5,645	5,645
Series DB-8186, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	3,165	3,165
Series DB-8187, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	4,000	4,000
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2026C, Rev., VRDO, 2.35%, 9/8/2026 (b)	22,000	22,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	71

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project
Series 2010, Rev., VRDO, 3.00%, 9/1/2026 (b)	59,700	59,700
Series 2011, Rev., VRDO, 3.00%, 9/1/2026 (b)	977	977
Series 2012, Rev., VRDO, 3.00%, 9/1/2026 (b)	12,800	12,800
Lubbock Independent School District Series 2005A, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 2.33%, 9/8/2026 (b)	3,525	3,525
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-149, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/3/2026 (a) (b)	9,800	9,800
Series E-150, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/3/2026 (a) (b)	5,000	5,000
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF3259, Rev., VRDO, LIQ : Bank of America NA, 3.08%, 9/1/2026 (a) (b)	7,590	7,590
Series 2025-BAML6036, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	7,560	7,560
Series 2025-BAML6043, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	7,050	7,050
Series 2024-XG0588, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	7,450	7,450
Series 2025-XG0610, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	20,210	20,210
Series 2025-XG0629, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	5,005	5,005
Series 2026-XG0641, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	9,375	9,375
Series 2023-XG0535, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	8,000	8,000
Series 2023-XL0446, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	5,905	5,905
Series 2023-XM1105, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	6,265	6,265
Series 2025-CF7036, GO, VRDO, LIQ : Citibank NA, 2.31%, 9/8/2026 (a) (b)	11,625	11,625
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2025-CF7065, GO, VRDO, PSF-GTD, LIQ : Citibank NA, 2.31%, 9/8/2026 (a) (b)	5,700	5,700
Series 2025-XF1997, GO, VRDO, PSF-GTD, LIQ : TD Bank NA, 2.31%, 9/8/2026 (a) (b)	2,650	2,650
Series 2025-XF3414, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	4,000	4,000
Series 2025-XG0616, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	1,600	1,600
Series 2025-XG0622, GO, VRDO, PSF-GTD, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	4,000	4,000
Series 2025-XL0593, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	5,000	5,000
Series 2025-XL0668, GO, VRDO, PSF-GTD, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	4,330	4,330
Series 2025-ZL0661, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	1,360	1,360
Series 2025-ZL0662, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	1,640	1,640
Series 2026-XF3517, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	3,750	3,750
Series 2026-XF3542, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	2,665	2,665
Series 2026-XF8148, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	5,470	5,470
Series 2025-XF1902, GO, VRDO, LIQ : TD Bank NA, 2.32%, 9/8/2026 (a) (b)	7,685	7,685
Series 2026-XF8134, Rev., VRDO, LIQ : TD Bank NA, 2.32%, 9/8/2026 (a) (b)	2,225	2,225
Series 2026-XF8144, Rev., VRDO, LIQ : TD Bank NA, 2.32%, 9/8/2026 (a) (b)	3,600	3,600
Series 2023-XL0455, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.33%, 9/8/2026 (a) (b)	7,435	7,435
Series 2026-CF7073, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	16,680	16,680
Series 2023-BAML6013, Rev., VRDO, LOC : Bank of America NA, 2.41%, 9/8/2026 (a) (b)	7,200	7,200
Series 2026-CF7113, Rev., VRDO, LIQ : Citibank NA, 2.43%, 11/5/2026 (a) (b)	5,700	5,700
Series 2026-MS0098E, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.48%, 11/19/2026 (a) (b)	14,875	14,875
Total Texas		354,022
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — 0.9%
Public Finance Authority
Series 2025-VRS204, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	33,725	33,725
Series 2025-VRS217, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	33,300	33,300
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2022-C-20, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	6,000	6,000
Tender Option Bond Trust Receipts/Certificates
Series 2024-XX1356, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	3,350	3,350
Series 2025-XF3472, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	4,000	4,000
Series 2018-XF0606, Rev., VRDO, LIQ : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	1,705	1,705
Virginia Housing Development Authority, Commonwealth Mortgage Series 2026J, Rev., VRDO, GNMA / FNMA / FHLMC, 2.80%, 6/1/2027 (b)	10,310	10,310
Total Virginia		92,390
Washington — 0.5%
Deutsche Bank Spears
Series 2025-DB8163, GO, VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	11,875	11,875
Series DB-8162, GO, VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	9,495	9,495
Tender Option Bond Trust Receipts/Certificates
Series 2025-ZF1963, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	3,750	3,750
Series 2025-XF1955, Rev., VRDO, LIQ : TD Bank NA, 2.32%, 9/8/2026 (a) (b)	8,000	8,000
Series 2026-CF7085, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	15,616	15,616
Total Washington		48,736
West Virginia — 0.2%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Nucor Steel Project Series 2025A-1, Rev., AMT, VRDO, 2.69%, 9/8/2026 (b)	20,500	20,500
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — 1.5%
Public Finance Authority Series 2025-VRS221, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	25,000	25,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3117, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	18,300	18,300
Series 2024-XG0571, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	8,000	8,000
Series 2024-XG0576, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	5,925	5,925
Series 2024-XL0554, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	7,500	7,500
Series 2024-XL0570, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	3,500	3,500
Series 2025-YX1447, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	6,700	6,700
Wisconsin Health and Educational Facilities Authority, Hospital Sisters Credit Group Series 2025B, Rev., VRDO, LOC : Truist Bank, 2.32%, 9/8/2026 (b)	37,880	37,880
Wisconsin Housing and Economic Development Authority Housing Series 2023C, Rev., VRDO, LIQ : FHLB, 2.28%, 9/8/2026 (b)	10,000	10,000
Wisconsin Housing and Economic Development Authority, Home Ownership
Series 2019B, Rev., VRDO, FNMA COLL, LIQ : FHLB, 2.30%, 9/8/2026 (b)	17,400	17,400
Series 2021B, Rev., VRDO, LIQ : FHLB, 2.30%, 9/8/2026 (b)	4,000	4,000
Series 2025C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 2.30%, 9/8/2026 (b)	9,000	9,000
Total Wisconsin		153,205
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	73

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wyoming — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2025-XG0598, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	5,105	5,105
Wyoming Community Development Authority Series 2023-2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : TD Bank NA, 2.25%, 9/8/2026 (b)	3,200	3,200
Total Wyoming		8,305
Total Municipal Bonds (Cost $7,207,100)		7,207,100
	SHARES (000)
Variable Rate Demand Preferred Shares — 9.1%
California — 1.3%
Nuveen California Quality Municipal Income Fund
Series 7, LIQ : Royal Bank of Canada, 2.35%, 9/8/2026# (a)	21,000	21,000
Series 4, LIQ : Royal Bank of Canada, 2.35%, 9/8/2026# (a)	72,500	72,500
Series 1-1362, LIQ : Societe Generale, 2.37%, 9/8/2026# (a)	41,200	41,200
Total California		134,700
New Jersey — 0.3%
BlackRock MuniHoldings New Jersey Quality Fund, Inc. Series W-7-1727, LIQ : Bank of America NA, 2.44%, 9/8/2026# (a)	25,000	25,000
New York — 0.3%
Nuveen New York AMT - Free Quality Municipal Income Fund Series 5, LIQ : TD Bank NA, 2.35%, 9/8/2026# (a)	34,200	34,200
Other — 7.2%
BlackRock Municipal 2030 Target Term Trust Series W-7, LIQ : Barclays Bank plc, 2.42%, 9/8/2026# (a)	15,000	15,000
BlackRock MuniYield Quality Fund, Inc.
Series W-7A, LIQ : Royal Bank of Canada, 2.42%, 9/8/2026# (a)	50,000	50,000
Series W-7, LIQ : TD Bank NA, 2.44%, 9/8/2026# (a)	31,100	31,100
Nuveen AMT - Free Municipal Credit Income Fund
Series 6, LIQ : Sumitomo Mitsui Banking Corp., 2.33%, 9/8/2026# (a)	205,300	205,300
INVESTMENTS ††	SHARES (000)	VALUE ($000)

Other — continued
Series 5, LIQ : Societe Generale, 2.33%, 9/8/2026# (a)	80,200	80,200
Nuveen AMT - Free Quality Municipal Income Fund
Series 4-4895, LIQ : Barclays Bank plc, 2.36%, 9/8/2026# (a)	25,000	25,000
Series 3-PFD, LIQ : TD Bank NA, 2.37%, 9/8/2026# (a)	148,400	148,400
Nuveen AMT-Free Quality Municipal Income Fund Series LIQ : Bank of America NA, 2.35%, 9/8/2026# (a)	20,000	20,000
Nuveen Quality Municipal Income Fund
Series 2-2525, LIQ : Barclays Bank plc, 2.42%, 9/8/2026# (a)	125,000	125,000
Series 1-2118, LIQ : Barclays Bank plc, 2.42%, 9/8/2026# (a)	26,600	26,600
Total Other		726,600
Total Variable Rate Demand Preferred Shares (Cost $920,500)		920,500
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 19.3%
Commercial Paper — 19.3%
Board of Governors University of North Carolina, 2.62%, 10/20/2026	1,000	1,000
Board of Regents of the University of Texas System
Series A, 2.55%, 10/6/2026	25,000	25,000
Series C-2, 2.53%, 10/7/2026	25,000	25,000
Series A, 2.55%, 10/8/2026	25,000	25,000
Series A, 2.52%, 10/15/2026	25,000	25,000
Series A, 2.60%, 11/4/2026	25,000	25,000
Series A, 2.60%, 11/16/2026	23,500	23,500
Series A, 2.63%, 12/16/2026	18,299	18,299
Series A, 2.60%, 1/6/2027	25,000	25,000
Series A, 2.60%, 1/14/2027	25,000	25,000
Board of Trustees of Michigan State University
Series TE-H, 2.55%, 9/22/2026	3,615	3,615
Series TE-H, 2.62%, 11/3/2026	14,479	14,479
Charlotte Water and Sewer System Series 2026, 2.65%, 11/3/2026	7,840	7,840
City Of Garland Water and Sewer System Series 2015, 2.64%, 10/22/2026	60,000	60,000
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
City of Houston
Series H-2, 2.65%, 9/2/2026	20,000	20,000
Series H-2, 2.65%, 9/2/2026	10,000	10,000
Series G-2, 2.65%, 9/8/2026	12,000	12,000
Series G-2, 2.75%, 9/29/2026	40,000	40,000
City of Jacksonville Series 92, 2.60%, 11/17/2026	28,300	28,300
City of Philadelphia Water and Wastewater Series C, 2.57%, 9/9/2026	1,450	1,450
County of Harris
Series C-2, 2.45%, 9/3/2026	470	470
Series C-2, 2.45%, 9/3/2026	100	100
Series C-2, 2.62%, 9/8/2026	1,880	1,880
Series K-2, 2.60%, 9/9/2026	1,410	1,410
Series K-2, 2.64%, 9/9/2026	430	430
Series K-2, 2.65%, 9/9/2026	6,660	6,660
Series J-1, 2.64%, 9/22/2026	690	690
Series J-1, 2.65%, 9/22/2026	220	220
Series B, 2.64%, 10/2/2026	410	410
County of Harris Toll Road Series K, 2.62%, 9/8/2026	3,170	3,170
County of King Series A, 2.60%, 11/9/2026	6,000	6,000
County of Montgomery Series 10-B, 2.63%, 11/5/2026	61,000	61,000
Dallas Fort Worth International Airport
2.53%, 10/7/2026	50,000	49,986
2.56%, 10/15/2026	10,000	9,998
2.60%, 11/10/2026	3,914	3,914
2.64%, 11/10/2026	23,555	23,553
Health and Educational Facilities Authority of the State of Missouri
Series 14-E, 2.60%, 9/16/2026	50,000	50,000
Series 14-C, 2.62%, 9/24/2026	50,000	50,000
Series 14-B, 2.63%, 10/8/2026	50,000	50,000
Indiana Finance Authority Series D-2, 2.65%, 12/1/2026	35,000	35,000
Louisville and Jefferson County Metropolitan Sewer District
Series A-1, 2.62%, 9/3/2026	73,598	73,598
Series A-1, 2.62%, 12/1/2026	20,000	20,000
Lower Colorado River Authority Series B, 2.65%, 9/28/2026	11,000	11,000
Minnesota Agricultural and Economic Development
Series 2025, 2.62%, 10/21/2026	23,000	22,998
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Series 2025, 2.66%, 11/12/2026	30,000	30,000
Municipal Electric Authority of Georgia Series TE-B, 2.63%, 11/4/2026	20,000	20,000
New York State Dormitory Authority
2.58%, 9/1/2026	11,500	11,500
2.65%, 9/1/2026	20,000	20,000
2.57%, 10/1/2026	40,000	40,000
Series TE, 2.60%, 10/1/2026	10,500	10,499
2.63%, 10/1/2026	50,000	50,000
Series TE, 2.70%, 11/4/2026	21,717	21,717
Omaha Public Power District
Series A, 2.52%, 9/1/2026	15,000	15,000
Series A, 2.54%, 10/7/2026	5,000	5,000
Series A, 2.60%, 11/3/2026	5,000	5,000
Series A, 2.63%, 11/4/2026	13,700	13,700
Pennsylvania Higher Educational Facilities
2.62%, 9/16/2026	25,000	25,000
2.62%, 9/24/2026	25,000	25,000
2.55%, 10/1/2026	25,000	24,999
Rhode Island Health And Educational Building Corp, 2.57%, 10/23/2026	22,612	22,612
Rhode Island Health And Educational Building Corp.
2.50%, 9/1/2026	18,083	18,083
2.58%, 10/15/2026	20,192	20,192
2.55%, 11/3/2026	24,155	24,155
2.60%, 11/17/2026	19,400	19,400
2.60%, 12/1/2026	24,135	24,135
2.70%, 12/15/2026	10,000	10,000
San Antonio Tex Series F, 2.60%, 11/16/2026	15,000	15,000
South Dakota Health and Educational Facilities Series A, 2.70%, 11/3/2026	18,437	18,437
Southwestern Illinois Development Authority
Series 17-B, 2.63%, 9/3/2026	49,870	49,870
Series 17-B, 2.66%, 10/1/2026	15,000	15,000
Texas A&M University
Series B, 2.58%, 10/29/2026	10,000	10,000
Series B, 2.65%, 11/19/2026	86,000	86,000
Series B, 2.63%, 12/3/2026	17,845	17,845
Texas Public Finance Authority
Series 19, 2.63%, 9/22/2026	82,050	82,050
Series 19, 2.65%, 9/23/2026	86,325	86,325
Series 19, 2.65%, 9/24/2026	25,508	25,508
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	75

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
University Millennium Park LLC
Series H, 2.53%, 10/6/2026	2,870	2,870
Series H, 2.63%, 12/2/2026	3,550	3,550
University Of Massachusetts Building Authority Series 13B-1, 2.64%, 12/3/2026	23,214	23,214
University of Minnesota
Series H, 2.53%, 9/2/2026	50,000	50,000
Series F, 2.53%, 9/9/2026	30,100	30,100
University of Virginia Series 03-A, 2.53%, 10/15/2026	35,500	35,500
Virginia Small Business Financing Authority
Series 2025, 2.62%, 9/17/2026	17,250	17,250
Series 2025, 2.60%, 10/21/2026	15,000	15,000
Total Commercial Paper (Cost $1,937,481)		1,937,481
Total Short Term Investments (Cost $1,937,481)		1,937,481
Total Investments — 100.0% (Cost $10,065,081) *		10,065,081
Liabilities in Excess of Other Assets — (0.0)% ^		(4,612)
NET ASSETS — 100.0%		10,060,469

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
Rev.	Revenue
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2026.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2026.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Security is prerefunded or escrowed to maturity.
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Money Market Funds	August 31, 2026

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 88.0%
Alabama — 1.0%
Tender Option Bond Trust Receipts/Certificates
Series 2023-XM1131, Rev., VRDO, LOC : Royal Bank of Canada, 2.33%, 9/8/2026 (a) (b)	4,000	4,000
Series 2025-BAML5063, Rev., VRDO, LOC : Bank of America NA, 2.48%, 9/17/2026 (a) (b)	24,600	24,600
Total Alabama		28,600
Alaska — 1.3%
Alaska Housing Finance Corp., Home Mortgage Series 2002A, Rev., AMT, VRDO, LIQ : FHLB, 3.00%, 9/1/2026 (b)	18,595	18,595
City of Valdez, Exxon Pipeline Co., Project Series 1993C, Rev., VRDO, 3.00%, 9/1/2026 (b)	13,350	13,350
Tender Option Bond Trust Receipts/Certificates Series 2024-XF1788, Rev., VRDO, LOC : Royal Bank of Canada, 2.34%, 9/8/2026 (a) (b)	5,625	5,625
Total Alaska		37,570
Arizona — 0.7%
Deutsche Bank Spears Series 2026-DB-8230, Rev., VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	6,620	6,620
Maricopa County Industrial Development Authority, Banner Health Series 2026C, Rev., VRDO, 2.15%, 9/8/2026 (b)	9,975	9,975
Tender Option Bond Trust Receipts/Certificates Series 2023-YX1272, Rev., VRDO, LOC : Barclays Bank plc, 2.33%, 9/8/2026 (a) (b)	2,755	2,755
Total Arizona		19,350
Arkansas — 2.4%
Arkansas Development Finance Authority, Green Bay Packaging, Inc., Project Series 2025, Rev., AMT, VRDO, LOC : Wells Fargo Bank NA, 2.33%, 9/8/2026 (a) (b)	68,600	68,600
California — 5.7%
California Housing Finance Agency, Multi-Family Housing 5032 Coliseum Street Project Series 2025NN, Rev., VRDO, 2.95%, 10/1/2026 (b)	5,000	5,000
City of San Jose, Multi-Family Housing, Almaden Lake Village Apartments Series 1997A, Rev., VRDO, LOC : FNMA, 2.27%, 9/8/2026 (b)	8,500	8,500
RIB Floater Trust Various States Series 2026-003, Rev., VRDO, LOC : Barclays Bank plc, 2.48%, 9/3/2026 (a) (b)	13,250	13,250
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
San Francisco City and County Airport Commission Francisco International Airport
Series 2026, Subseries C-2, Rev., AMT, VRDO, LOC : Wells Fargo Bank NA, 2.15%, 9/8/2026 (b)	10,000	10,000
Series 2026E, Rev., AMT, VRDO, LOC : Barclays Bank plc, 2.30%, 9/8/2026 (b)	38,900	38,900
Tender Option Bond Trust Receipts/Certificates
Series 2025-BAML6045, Rev., VRDO, LOC : Bank of America NA, 3.08%, 9/1/2026 (a) (b)	15,000	15,000
Series 2024-BAML6023, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	12,000	12,000
Series 2024-BAML6024, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	17,955	17,955
Series 2025-CF7069, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	17,377	17,377
Series 2025-CF7071, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	5,635	5,635
Series 2025-XF3473, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.33%, 9/8/2026 (a) (b)	5,000	5,000
Series 2025-ZF3388, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.33%, 9/8/2026 (a) (b)	1,540	1,540
Series 2025-ZF3389, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.33%, 9/8/2026 (a) (b)	2,010	2,010
Series 2025-CF7005, Rev., VRDO, LOC : Citibank NA, 2.40%, 9/8/2026 (a) (b)	9,815	9,815
Total California		161,982
Colorado — 3.5%
County of Arapahoe, Multi-Family Rental Housing, Hunter's Run Holdings LP Series 2001, Rev., VRDO, LOC : FHLMC, 2.30%, 9/8/2026 (b)	275	275
Fort Collins-Loveland Water District Series 2025, Rev., 5.00%, 12/1/2026	1,100	1,106
Maiker Housing Partners Multi-family, Overlook at Thorton Series 2023, Rev., VRDO, 2.75%, 11/1/2026 (b)	3,300	3,300
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2026C-25, Rev., VRDO, LOC : Royal Bank of Canada, 2.33%, 9/8/2026 (a) (b)	10,000	10,000
Tender Option Bond Trust Receipts/Certificates
Series 2025-ZF1826, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	4,430	4,430
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	77

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Series 2016-ZF0467, Rev., VRDO, LOC : Royal Bank of Canada, 2.33%, 9/8/2026 (a) (b)	6,875	6,875
Series 2022-XF3053, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.33%, 9/8/2026 (a) (b)	10,125	10,125
Series 2022-XG0424, Rev., VRDO, LIQ : Royal Bank of Canada, 2.33%, 9/8/2026 (a) (b)	4,800	4,800
Series 2022-XX1260, Rev., VRDO, LIQ : Barclays Bank plc, 2.33%, 9/8/2026 (a) (b)	9,120	9,120
Series 2022-ZF3061, Rev., VRDO, LIQ : Bank of America NA, 2.33%, 9/8/2026 (a) (b)	1,745	1,745
Series 2023-XF1621, Rev., VRDO, LIQ : Bank of America NA, 2.33%, 9/8/2026 (a) (b)	3,750	3,750
Series 2023-XM1151, Rev., VRDO, LOC : Barclays Bank plc, 2.33%, 9/8/2026 (a) (b)	3,750	3,750
Series 2024-ZF1771, Rev., VRDO, LOC : Royal Bank of Canada, 2.33%, 9/8/2026 (a) (b)	1,670	1,670
Series 2025-CF7028, Rev., VRDO, LIQ : Citibank NA, 2.33%, 9/8/2026 (a) (b)	20,610	20,610
Series 2026-CF7099, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	11,113	11,113
Series XX1261, Rev., VRDO, LIQ : Barclays Bank plc, 2.33%, 9/8/2026 (a) (b)	3,750	3,750
Series 2025-ZF3300, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.36%, 9/8/2026 (a) (b)	1,000	1,000
Series 2025-ZF3462, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.36%, 9/8/2026 (a) (b)	3,430	3,430
Total Colorado		100,849
Connecticut — 0.8%
Tender Option Bond Trust Receipts/Certificates Series 2026-MS0097, GO, GAN, VRDO, LOC : Morgan Stanley Bank NA, 2.46%, 10/22/2026 (a) (b)	18,995	18,995
Town of Windham Series 2026, GO, BAN, 3.75%, 9/25/2026	2,960	2,962
Total Connecticut		21,957
District of Columbia — 0.6%
Metropolitan Washington Airports Authority Aviation Subseries A-1, Rev., AMT, VRDO, LOC : TD Bank NA, 2.29%, 9/8/2026 (b)	16,350	16,350
Tender Option Bond Trust Receipts/Certificates Series 2025-XG0601, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	355	355
Total District of Columbia		16,705
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — 7.7%
Alachua County Housing Finance Authority, Multi-Family, Santa Fe Oaks Phase I Ltd. Project Series 2006, Rev., AMT, VRDO, LOC : Citibank NA, 2.38%, 9/8/2026 (b)	2,305	2,305
City of Jacksonville, Health Care Facilities, Baptist Health Series 2019C, Rev., VRDO, 2.30%, 9/8/2026 (b)	12,940	12,940
County of Broward Series 2007A, Rev., AMT, VRDO, LOC : Citibank NA, 2.35%, 9/8/2026 (b)	6,050	6,050
County of St. Lucie, Power and Light Co., Project Series 2003, Rev., VRDO, 2.40%, 9/8/2026 (b)	53,600	53,600
Florida Housing Finance Corp., College Park Holdings Ltd. Project Series 2006D, Rev., VRDO, LIQ : FHLMC, 2.37%, 9/8/2026 (b)	6,075	6,075
Highlands County Health Facilities Authority, AdventHealth Obligated Group Series 2007A-2, Rev., VRDO, 2.28%, 9/8/2026 (b)	17,320	17,320
Hillsborough County Industrial Development Authority, BayCare Health System Series 2020B, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (b)	1,350	1,350
Miami-Dade County Industrial Development Authority, Florida Power and Light Co., Project Series 2024A, Rev., AMT, VRDO, 2.45%, 9/8/2026 (b)	23,500	23,500
Orlando Utilities Commission, Utility System Series 2026B-1, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (b)	15,000	15,000
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF3223, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	4,445	4,445
Series 2025-YX1371, Rev., VRDO, LOC : Barclays Bank plc, 3.30%, 9/1/2026 (a) (b)	4,280	4,280
Series 2024-XF3239, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	8,915	8,915
Series 2024-XF3242, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	3,340	3,340
Series 2023-XL0430, Rev., VRDO, LOC : Barclays Bank plc, 2.32%, 9/8/2026 (a) (b)	3,750	3,750
Series 2025-XF1849, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	3,430	3,430
Series 2025-XG0614, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	6,000	6,000
Series 2025-XL0592, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	5,350	5,350
Series 2023-XX1322, Rev., VRDO, LOC : Barclays Bank plc, 2.33%, 9/8/2026 (a) (b)	4,085	4,085
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Series 2025-ZF8050, Rev., VRDO, LIQ : Bank of America NA, 2.33%, 9/8/2026 (a) (b)	5,625	5,625
Series 2026-XX1452, Rev., VRDO, LIQ : Barclays Bank plc, 2.33%, 9/8/2026 (a) (b)	4,000	4,000
Series 2023-XF1523, Rev., VRDO, LOC : Royal Bank of Canada, 2.34%, 9/8/2026 (a) (b)	2,440	2,440
Series 2023-XF1637, Rev., VRDO, LOC : Royal Bank of Canada, 2.34%, 9/8/2026 (a) (b)	4,500	4,500
Series 2025-ZF3383, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.36%, 9/8/2026 (a) (b)	4,980	4,980
Series 2023-ZF3205, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.38%, 9/8/2026 (a) (b)	5,000	5,000
Series 2022-XL0290, Rev., VRDO, LIQ : Deutsche Bank AG, 2.42%, 9/8/2026 (a) (b)	13,190	13,190
Total Florida		221,470
Georgia — 3.8%
Bartow-Cartersville Joint Development Authority, Hanwha Q Cells USA, Inc., Project Series 2023A, Rev., AMT, VRDO, LOC : Korea Development Bank, 2.66%, 9/8/2026 (a) (b)	66,000	66,000
Deutsche Bank Spears Series 2026-DB-8248, Rev., VRDO, LIQ : Deutsche Bank AG, 2.42%, 9/8/2026 (a) (b)	2,005	2,005
Development Authority of Monroe County (The), Florida Power and Light Co., Project Series 2019, Rev., AMT, VRDO, 2.45%, 9/8/2026 (b)	2,720	2,720
Development Authority of Monroe County (The), Gulf Power Co., Project Series 2019, Rev., AMT, VRDO, 2.49%, 9/8/2026 (b)	20,000	20,000
Tender Option Bond Trust Receipts/Certificates
Series 2025-XG0630, Rev., VRDO, LIQ : Deutsche Bank AG, 2.33%, 9/8/2026 (a) (b)	10,050	10,050
Series 2025-ZF3409, Rev., VRDO, LIQ : Barclays Bank plc, 2.33%, 9/8/2026 (a) (b)	3,330	3,330
Series 2026-XF8191, Rev., VRDO, LIQ : Bank of America NA, 2.35%, 9/8/2026 (a) (b)	6,000	6,000
Total Georgia		110,105
Hawaii — 1.2%
Tender Option Bond Trust Receipts/Certificates
Series 2025-XL0589, Rev., VRDO, LIQ : Barclays Bank plc, 2.33%, 9/8/2026 (a) (b)	2,000	2,000
Series 2025-XL0631, Rev., VRDO, LIQ : Royal Bank of Canada, 2.33%, 9/8/2026 (a) (b)	4,220	4,220
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hawaii — continued
Series 2025-XM1289, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.33%, 9/8/2026 (a) (b)	9,335	9,335
Series 2025-XM1308, Rev., VRDO, LIQ : Royal Bank of Canada, 2.33%, 9/8/2026 (a) (b)	2,440	2,440
Series 2025-XX1443, Rev., VRDO, LIQ : Barclays Bank plc, 2.33%, 9/8/2026 (a) (b)	3,335	3,335
Series 2025-YX1376, Rev., VRDO, LIQ : Barclays Bank plc, 2.33%, 9/8/2026 (a) (b)	2,730	2,730
Series 2025-YX1377, Rev., VRDO, LIQ : Barclays Bank plc, 2.33%, 9/8/2026 (a) (b)	2,220	2,220
Series 2025-XF8031, Rev., VRDO, LIQ : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	5,615	5,615
Series 2025-ZF1831, Rev., VRDO, LIQ : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	2,705	2,705
Total Hawaii		34,600
Illinois — 3.5%
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2024C, Rev., AMT, 5.00%, 1/1/2027	8,575	8,638
County of Cook Sales Tax Series 2026, Rev., 5.00%, 11/15/2026	1,120	1,125
Illinois Finance Authority, Gotion Illinois New Energy, Inc., Project Series 2026A, Rev., AMT, VRDO, LOC : Wells Fargo Bank NA, 2.36%, 9/8/2026 (a) (b)	40,000	40,000
Public Finance Authority Series 2026-VRS223, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	10,000	10,000
RBC Municipal Products, Inc. Trust, Floater Certificates
Series 2025-G-128, Rev., VRDO, LOC : Royal Bank of Canada, 2.33%, 9/8/2026 (a) (b)	5,930	5,930
Series 2025-E-169, GO, VRDO, LOC : Royal Bank of Canada, 2.34%, 9/8/2026 (a) (b)	10,000	10,000
RIB Floater Trust Various States Series 2025-002, Rev., VRDO, LOC : Barclays Bank plc, 2.58%, 10/5/2026 (a) (b)	6,310	6,310
State of Illinois
Series 2020B, GO, 5.00%, 10/1/2026	2,650	2,655
Series 2024B, GO, 5.00%, 10/1/2026	1,080	1,082
Series 2017D, GO, 5.00%, 11/1/2026	2,135	2,142
Tender Option Bond Trust Receipts/Certificates
Series 2023-XG0434, GO, VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	250	250
Series 2022-XX1243, Rev., VRDO, LOC : Barclays Bank plc, 2.32%, 9/8/2026 (a) (b)	5,625	5,625
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	79

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series 2025-ZF1923, Rev., VRDO, LOC : Royal Bank of Canada, 2.33%, 9/8/2026 (a) (b)	2,500	2,500
Series 2023-XG0538, Rev., VRDO, LOC : Royal Bank of Canada, 2.34%, 9/8/2026 (a) (b)	3,765	3,765
Total Illinois		100,022
Indiana — 0.1%
City of Hammond, Cargill, Inc. Project Series 2005, Rev., VRDO, 2.45%, 9/8/2026 (b)	3,600	3,600
Iowa — 0.9%
Iowa Finance Authority, Chevron USA, Inc., Project Series 2024, Rev., AMT, VRDO, 3.05%, 9/1/2026 (b)	16,475	16,475
Iowa Finance Authority, Multi-Family Housing Series A, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 2.35%, 9/8/2026 (b)	10,525	10,525
Total Iowa		27,000
Kentucky — 3.5%
Kentucky Higher Education Student Loan Corp., Student Loan Series 2023-1A-1, Rev., AMT, VRDO, LOC : Bank of America NA, 2.55%, 9/8/2026 (b)	21,990	21,990
Louisville Regional Airport Authority, UPS Worldwide Forwarding, Inc.
Series 1999A, Rev., VRDO, 3.00%, 9/1/2026 (b)	49,900	49,900
Series 1999C, Rev., VRDO, 3.00%, 9/1/2026 (b)	20,000	20,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3181, Rev., VRDO, LOC : Barclays Bank plc, 2.32%, 9/8/2026 (a) (b)	4,380	4,380
Series 2024-XG0578, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Bank of America NA, 2.36%, 9/8/2026 (a) (b)	5,220	5,220
Total Kentucky		101,490
Louisiana — 2.1%
Consolidated Government of the City of Baton Rouge and Parish of East Baton Rouge, Exxon Mobil Corp. Series 1998, Rev., VRDO, 3.05%, 9/1/2026 (b)	9,000	9,000
East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Gulf Opportunity Zone
Series 2010A, Rev., VRDO, 3.00%, 9/1/2026 (b)	1,125	1,125
Series 2010B, Rev., VRDO, 3.00%, 9/1/2026 (b)	1,375	1,375
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Louisiana — continued
Louisiana Public Facilities Authority, Chevron USA, Inc., Projects Series 2024, Rev., AMT, VRDO, 3.05%, 9/1/2026 (b)	22,230	22,230
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2025C, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (b)	4,500	4,500
Tender Option Bond Trust Receipts/Certificates
Series 2025-XG0612, Rev., VRDO, A.G. - CR, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	2,000	2,000
Series 2026-MS0096, Rev., VRDO, LOC : Morgan Stanley Bank NA, 2.46%, 10/22/2026 (a) (b)	20,000	20,000
Total Louisiana		60,230
Maryland — 3.0%
Deutsche Bank Spears Series 2023-DB-8096, Rev., VRDO, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (b)	5,600	5,600
Maryland Community Development Administration, Housing and Community Development
Series 2006G, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (b)	3,750	3,750
Series 2006J, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (b)	27,385	27,385
Montgomery County Housing Opportunities Commission, Single Family Mortgage Series 2018B, Rev., AMT, VRDO, LOC : PNC Bank NA, 2.36%, 9/8/2026 (b)	6,040	6,040
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML6033, Rev., VRDO, LOC : Bank of America NA, 3.15%, 9/1/2026 (a) (b)	16,125	16,125
Series 2024-BAML6034, Rev., VRDO, LOC : Bank of America NA, 3.15%, 9/1/2026 (a) (b)	10,100	10,100
Series 2024-BAML6035, Rev., VRDO, LOC : Bank of America NA, 3.15%, 9/1/2026 (a) (b)	5,510	5,510
Series 2026-MS0132E, Rev., VRDO, LOC : Morgan Stanley Bank NA, 2.46%, 11/19/2026 (a) (b)	10,320	10,320
Washington Suburban Sanitary District, Multi-Modal Series B, Rev., BAN, VRDO, GTD, LIQ : TD Bank NA, 3.05%, 9/1/2026 (b)	1,765	1,765
Total Maryland		86,595
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — 1.9%
City of Brockton, GO, BAN, 5.00%, 10/8/2026	7,050	7,066
City of Haverhill Series 2026, GO, BAN, 4.00%, 5/7/2027	2,360	2,377
City of Lawrence Series 2026, GO, BAN, 4.00%, 9/1/2027 (c)	5,252	5,296
City of Pittsfield Series 2026, GO, BAN, 4.00%, 2/19/2027	3,373	3,389
City of Salem Series 2026, GO, BAN, 4.00%, 11/20/2026	4,584	4,595
Deutsche Bank Spears
Series 2025-DBE-8183, GO, VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	4,765	4,765
Series 2026-DB-8228, GO, VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	3,000	3,000
Monomoy Regional School District, GO, BAN, 4.00%, 9/18/2026	4,406	4,409
Tender Option Bond Trust Receipts/Certificates Series 2024-XF3218, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	2,775	2,775
Town of Mansfield Series 2026, GO, BAN, 3.25%, 9/24/2026	10,000	10,004
Town of Natick Series 2026, GO, BAN, 3.75%, 6/17/2027	4,015	4,044
Town of Southborough, GO, BAN, 3.75%, 1/28/2027	2,900	2,908
Total Massachusetts		54,628
Michigan — 2.3%
Michigan State Housing Development Authority, Rental Housing Series 2016C, Rev., AMT, VRDO, LIQ : FHLB, 2.44%, 9/8/2026 (b)	42,095	42,095
Michigan State Housing Development Authority, Single Family Mortgage Series 2006C, Rev., VRDO, LIQ : FHLB, 2.30%, 9/8/2026 (b)	3,900	3,900
Michigan Strategic Fund, Chevron USA, Inc., Project Series 2024, Rev., VRDO, 3.05%, 9/1/2026 (b)	11,050	11,050
Tender Option Bond Trust Receipts/Certificates Series 2021-XF1115, Rev., VRDO, LIQ : Deutsche Bank AG, 2.33%, 9/8/2026 (a) (b)	7,990	7,990
Wayne County Airport Authority, Detroit Metropolitan Wayne Series 2017E, Rev., 4.00%, 12/1/2026	1,780	1,784
Total Michigan		66,819
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — 1.1%
City of Minnetonka, Breck School Project Series 2026, Rev., VRDO, LOC : US Bank NA, 2.31%, 9/8/2026 (a) (b)	10,000	10,000
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2016F, Rev., AMT, VRDO, GNMA / FNMA / FHLMC COLL, LIQ : FHLB, 2.35%, 9/8/2026 (b)	18,400	18,400
Series 2017C, Rev., AMT, VRDO, GNMA / FNMA / FHLMC COLL, LIQ : FHLB, 2.35%, 9/8/2026 (b)	2,500	2,500
Total Minnesota		30,900
Mississippi — 2.0%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2007B, Rev., VRDO, 3.00%, 9/1/2026 (b)	7,325	7,325
Series 2007E, Rev., VRDO, 3.00%, 9/1/2026 (b)	14,450	14,450
Series 2009C, Rev., VRDO, 3.00%, 9/1/2026 (b)	6,685	6,685
Series 2009E, Rev., VRDO, 3.00%, 9/1/2026 (b)	9,700	9,700
Series 2009G, Rev., VRDO, 3.00%, 9/1/2026 (b)	6,350	6,350
Series 2010G, Rev., VRDO, 3.00%, 9/1/2026 (b)	2,750	2,750
Series 2010H, Rev., VRDO, 3.00%, 9/1/2026 (b)	200	200
Series 2011G, Rev., VRDO, 3.00%, 9/1/2026 (b)	9,775	9,775
Total Mississippi		57,235
Missouri — 0.5%
Health and Educational Facilities Authority of the State of Missouri, The Children's Mercy Hospital Series 2026B, Rev., VRDO, LIQ : US Bank NA, 3.15%, 9/1/2026 (b)	15,075	15,075
Nebraska — 2.1%
County of Washington Series 2012, Rev., AMT, VRDO, 2.46%, 9/8/2026 (b)	20,330	20,330
Deutsche Bank Spears
Series DB-8193, Rev., VRDO, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (b)	11,255	11,255
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	81

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nebraska — continued
Series 2025-DB-8227, Rev., VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	5,000	5,000
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2026-G-156, Rev., VRDO, LOC : Royal Bank of Canada, 2.33%, 9/8/2026 (a) (b)	2,915	2,915
Tender Option Bond Trust Receipts/Certificates Series 2026-MS0107, Rev., VRDO, LOC : Morgan Stanley Bank NA, 2.46%, 9/3/2026 (a) (b)	19,295	19,295
Total Nebraska		58,795
Nevada — 0.2%
Deutsche Bank Spears Series 2025-DB-8190, GO, VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	5,930	5,930
New Hampshire — 0.1%
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2024-E-157, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	4,075	4,075
New Jersey — 3.3%
Borough of North Haledon Series 2026, GO, BAN, 3.75%, 6/17/2027	9,724	9,795
Borough of Raritan Series 2026A, GO, BAN, 4.00%, 7/7/2027	11,393	11,498
Borough of Ridgefield, GO, BAN, 4.00%, 11/12/2026	6,000	6,012
Borough of Seaside Heights Series 2026A, GO, BAN, 3.75%, 3/22/2027	5,934	5,971
Borough of Watchung Series 2025, GO, BAN, 4.00%, 11/10/2026	5,129	5,141
RIB Floater Trust Various States Series 2018-020, Rev., VRDO, LIQ : Barclays Bank plc, 2.34%, 9/8/2026 (a) (b)	23,585	23,585
Tender Option Bond Trust Receipts/Certificates
Series 2020-XF0957, Rev., VRDO, LOC : Royal Bank of Canada, 2.34%, 9/8/2026 (a) (b)	2,500	2,500
Series 2025-CF7019, Rev., VRDO, LOC : Citibank NA, 2.38%, 9/8/2026 (a) (b)	5,700	5,700
Town of Newton Series 2026, GO, BAN, 4.00%, 8/20/2027	4,763	4,801
Township of Berkeley Heights Series 2026, GO, BAN, 4.00%, 3/25/2027	1,088	1,095
Township of Carneys Point Series 2026A, GO, BAN, 4.00%, 7/27/2027	4,481	4,520
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
Township of Florence Series 2025, GO, BAN, 3.75%, 11/20/2026	3,344	3,351
Township of Gloucester Series 2026A, GO, BAN, 4.00%, 7/19/2027	1,714	1,729
Township of Hopewell Series 2025, GO, BAN, 4.00%, 9/21/2026	1,739	1,740
Township of Southampton Series 2026A, GO, BAN, 3.75%, 4/12/2027	7,508	7,551
Total New Jersey		94,989
New Mexico — 0.7%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program
Series 2025G-1, Rev., VRDO, GNMA / FNMA / FHLMC, 3.00%, 12/1/2026 (b)	15,000	15,000
Series 2025G-1, Rev., VRDO, GNMA / FNMA / FHLMC, 3.00%, 12/1/2026 (b)	5,370	5,370
Total New Mexico		20,370
New York — 12.4%
Berne-Knox-Westerlo Central School District Series 2026, GO, BAN, 3.75%, 6/25/2027	4,100	4,124
Canaseraga Central School District Series 2026, GO, BAN, 4.00%, 6/25/2027	4,400	4,437
City of Batavia Series 2026, GO, BAN, 3.25%, 4/20/2027	12,800	12,822
City of Binghamton, Various Purpose Series 2026, GO, BAN, 4.00%, 4/9/2027	9,000	9,064
City of New York, Fiscal Year 2018 Series 2018E, Subseries E-5, GO, VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (b)	2,025	2,025
City of New York, Fiscal Year 2022 Series 2022D, Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.00%, 9/1/2026 (b)	1,175	1,175
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 2.90%, 9/1/2026 (b)	3,025	3,025
City of Olean Series 2026, GO, BAN, 3.50%, 7/20/2027	5,821	5,836
City of Oneida Series 2026, GO, BAN, 3.50%, 3/26/2027	7,000	7,035
City of Syracuse Series 2026, GO, BAN, 3.50%, 1/22/2027	4,000	4,013
Cuba-Rushford Central School District Series 2026A, GO, BAN, 4.00%, 6/25/2027	1,400	1,410
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Deutsche Bank Spears
Series 2025-DBE-8213, Rev., VRDO, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (b)	4,735	4,735
Series DB-8185, Rev., VRDO, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (b)	3,680	3,680
Dolgeville Central School District Series 2026A, GO, BAN, 4.00%, 6/30/2027	5,749	5,795
Eden Central School District Series 2026A, GO, BAN, 3.75%, 6/30/2027	3,531	3,552
Fredonia Central School District Series 2026, GO, BAN, 3.75%, 4/21/2027	4,250	4,275
Frewsburg Central School District Series 2026, GO, BAN, 4.00%, 7/21/2027	9,595	9,677
Hammondsport Central School District Series 2026, GO, BAN, 4.00%, 6/24/2027	8,600	8,677
Hudson City School District Series 2026, GO, BAN, 3.75%, 6/24/2027	7,125	7,178
Johnson City Central School District Series 2026B, GO, BAN, 3.75%, 7/30/2027	1,451	1,459
Kinderhook Central School District Series 2026, GO, BAN, 4.00%, 6/25/2027	2,300	2,316
Lyndonville Central School District Series 2026, GO, BAN, 4.00%, 3/23/2027	1,040	1,047
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2007, Subseries CC-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.00%, 9/1/2026 (b)	6,540	6,540
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 2.90%, 9/1/2026 (b)	250	250
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014
Series 2014, Subseries AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.90%, 9/1/2026 (b)	4,025	4,025
Series 2014AA-3, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (b)	2,365	2,365
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.95%, 9/1/2026 (b)	2,915	2,915
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series 2015, Subseries A-4, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.95%, 9/1/2026 (b)	4,935	4,935
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018, Subseries C-7, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (b)	1,300	1,300
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023, Subseries A-2, Rev., VRDO, LIQ : UBS AG, 2.90%, 9/1/2026 (b)	10,750	10,750
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025 Series 2025H, Subseries H-1, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (b)	4,400	4,400
New York State Housing Finance Agency, 435 East 13th Street Housing Series 2016A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.25%, 9/8/2026 (b)	100	100
New York State Housing Finance Agency, Housing Related Taconic Series 2009A, Rev., VRDO, LOC : FNMA, 2.10%, 9/8/2026 (b)	13,100	13,100
New York State Housing Finance Agency, Tribeca Park Series A, Rev., AMT, VRDO, LOC : FNMA, 2.40%, 9/8/2026 (b)	18,675	18,675
New York State Housing Finance Agency, West 23rd Street Housing Series 2002A, Rev., VRDO, LOC : FNMA, 2.30%, 9/8/2026 (b)	23,325	23,325
Oneonta City School District Series 2026, GO, BAN, 4.00%, 6/25/2027	7,000	7,055
Owego Apalachin Central School District Series 2026, GO, BAN, 4.00%, 8/13/2027	2,467	2,487
Penn Yan Central School District
Series 2025B, GO, BAN, 4.00%, 9/11/2026	1,260	1,260
Series 2026B, GO, BAN, 4.00%, 9/10/2027 (c)	1,265	1,278
Portville Central School District Series 2026, GO, BAN, 4.00%, 9/2/2027 (c)	1,564	1,579
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-118, GO, VRDO, LOC : Royal Bank of Canada, 3.10%, 9/1/2026 (a) (b)	15,000	15,000
Royalton-Hartland Central School District Series 2026, GO, BAN, 4.00%, 6/23/2027	8,000	8,071
Springville-Griffith Institute Central School District Series 2026, GO, BAN, 4.00%, 8/13/2027	2,103	2,120
Susquehanna Valley Central School District Series 2025, GO, BAN, 3.75%, 9/18/2026	1,791	1,791
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	83

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF8014, Rev., VRDO, LIQ : Bank of America NA, 3.07%, 9/1/2026 (a) (b)	9,875	9,875
Series 2024-BAML6026, Rev., VRDO, LOC : Bank of America NA, 3.19%, 9/1/2026 (a) (b)	3,420	3,420
Series 2022-ZL0350, GO, VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	1,700	1,700
Town of Bethlehem Series 2026, GO, BAN, 4.00%, 4/30/2027	2,232	2,249
Town of Greece Series 2025, GO, BAN, 4.00%, 10/30/2026	3,977	3,986
Town of New Paltz Series 2026B, GO, BAN, 4.00%, 8/18/2027	3,150	3,176
Town of Putnam Valley Series 2025C, GO, BAN, 3.25%, 11/4/2026	1,800	1,802
Town of Rye Series 2026A, GO, BAN, 4.00%, 8/6/2027	5,132	5,178
Town of Union Series 2026, GO, BAN, 3.75%, 2/19/2027	2,802	2,816
Town of Vestal Series 2026, GO, BAN, 4.00%, 6/3/2027	8,280	8,356
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2005B-4C, Rev., VRDO, LOC : US Bank NA, 2.90%, 9/1/2026 (b)	1,075	1,075
Union Endicott Central School District Series 2025, GO, BAN, 4.00%, 10/16/2026	2,186	2,190
Village of Babylon Series 2026, GO, BAN, 3.75%, 6/8/2027	2,076	2,090
Village of Clinton Series 2026, GO, BAN, 3.50%, 2/4/2027	2,572	2,581
Village of Endicott Series 2026, GO, BAN, 4.00%, 8/20/2027	11,911	12,006
Village of Freeport
Series 2025E, GO, BAN, 3.75%, 10/16/2026	9,500	9,513
Series 2025F, GO, BAN, 3.75%, 11/12/2026	10,000	10,020
Series 2026A, GO, BAN, 3.50%, 2/26/2027	2,317	2,329
Village of Lake Success Series 2025B, GO, BAN, 3.75%, 10/28/2026	4,340	4,347
Village of New Paltz Series 2026A, GO, BAN, 3.50%, 2/26/2027	1,000	1,005
Village of South Blooming Grove Series 2026A, GO, BAN, 3.50%, 2/18/2027	3,235	3,245
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
West Genesee Central School District Series 2026B, GO, RAN, 4.00%, 10/23/2026	6,000	6,010
Wyandanch Union Free School District Series 2026, GO, BAN, 4.00%, 4/16/2027	16,000	16,131
Total New York		355,778
North Carolina — 0.6%
North Carolina Medical Care Commission, First Health of the Carolina Project Series 2017C, Rev., VRDO, LOC : Truist Bank, 3.00%, 9/1/2026 (b)	4,200	4,200
RIB Floater Trust Various States Series 2026-1008, Rev., VRDO, LIQ : Barclays Bank plc, 2.36%, 9/8/2026 (a) (b)	7,505	7,505
Tender Option Bond Trust Receipts/Certificates Series 2022-XM1011, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.34%, 9/8/2026 (a) (b)	4,200	4,200
Total North Carolina		15,905
Ohio — 2.1%
Public Finance Authority Series 2026-VRS222, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	9,500	9,500
Springboro Community City School District, Unlimited Tax Series 2025, GO, BAN, 4.00%, 12/22/2026	4,000	4,012
State of Ohio, University Hospitals Health System, Inc. Series 2018A, Rev., VRDO, LOC : Royal Bank of Canada, 3.00%, 9/1/2026 (b)	1,725	1,725
Tender Option Bond Trust Receipts/Certificates
Series 2024-YX1342, Rev., VRDO, LOC : Barclays Bank plc, 2.32%, 9/8/2026 (a) (b)	2,815	2,815
Series 2025-XL0588, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	7,500	7,500
Series 2025-XL0595, Rev., VRDO, LOC : Barclays Bank plc, 2.32%, 9/8/2026 (a) (b)	535	535
Series 2025-ZF1973, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	2,500	2,500
Series 2025-ZF8062, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	7,500	7,500
Series 2026-CF7078, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	12,439	12,439
Series 2026-MS0093, Rev., VRDO, LOC : Morgan Stanley Bank NA, 2.46%, 11/19/2026 (a) (b)	13,000	13,000
Total Ohio		61,526
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0581, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	3,615	3,615
Oregon — 1.4%
Marion County Housing Authority, Residence at Marian Series 1997, Rev., VRDO, LOC : US Bank NA, 2.82%, 9/3/2026 (b)	130	130
Port of Portland, Special Obligation, Horizon Air Industries, Inc., Project Series 1997, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (b)	6,825	6,825
Tender Option Bond Trust Receipts/Certificates
Series 2026-CF7080, GO, VRDO, LIQ : Citibank NA, 2.31%, 9/8/2026 (a) (b)	3,500	3,500
Series 2023-ZL0472, Rev., VRDO, LIQ : Bank of America NA, 2.33%, 9/8/2026 (a) (b)	6,355	6,355
Series 2025-XF8053, Rev., VRDO, LIQ : Royal Bank of Canada, 2.33%, 9/8/2026 (a) (b)	3,160	3,160
Series 2026-CF7095, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	12,197	12,197
Series 2023-ZL0520, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.38%, 9/8/2026 (a) (b)	4,190	4,190
Series 2025-ZF3386, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.38%, 9/8/2026 (a) (b)	2,975	2,975
Total Oregon		39,332
Pennsylvania — 1.3%
Delaware Valley Regional Finance Authority, Local Government Series 2024B, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (b)	2,560	2,560
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Series 2024D-1, Rev., VRDO, LOC : Bank of America NA, 3.05%, 9/1/2026 (b)	9,250	9,250
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF1911, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	5,475	5,475
Series 2025-XF1912, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	1,995	1,995
Series 2025-ZF1832, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	2,225	2,225
Series 2022-XG0437, Rev., VRDO, LOC : Barclays Bank plc, 2.33%, 9/8/2026 (a) (b)	5,000	5,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Series 2023-XF1634, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.34%, 9/8/2026 (a) (b)	2,665	2,665
Series 2022-XM1083, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.36%, 9/8/2026 (a) (b)	7,750	7,750
Total Pennsylvania		36,920
Rhode Island — 0.1%
Rhode Island Housing and Mortgage Finance Corp., Homeownership Series 68-C, Rev., AMT, 2.65%, 10/1/2026	1,575	1,575
South Carolina — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2025-XF1810, Rev., VRDO, LOC : TD Bank NA, 2.32%, 9/8/2026 (a) (b)	6,300	6,300
South Dakota — 0.2%
South Dakota Health and Educational Facilities Authority, Sanford Series 2025D-2, Rev., VRDO, 2.10%, 9/8/2026 (b)	5,125	5,125
Tennessee — 2.1%
Public Building Authority of Sevier County, Local Government Public Improvement
Series VI-K-1, Rev., VRDO, LIQ : US Bank NA, 2.95%, 9/1/2026 (b)	30,000	30,000
Series VII-Q-1, Rev., VRDO, LOC : Truist Bank, 3.00%, 9/1/2026 (b)	20,625	20,625
Tender Option Bond Trust Receipts/Certificates
Series 2023-YX1289, Rev., VRDO, LOC : Barclays Bank plc, 2.33%, 9/8/2026 (a) (b)	5,210	5,210
Series 2022-XL0382, Rev., VRDO, LOC : Royal Bank of Canada, 2.34%, 9/8/2026 (a) (b)	5,055	5,055
Total Tennessee		60,890
Texas — 5.0%
Deutsche Bank Spears
Series 2025-DB-8194, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (b)	5,000	5,000
Series 2025-DB-8195, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (b)	5,205	5,205
Series 2026-DB-8235, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (b)	3,165	3,165
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	85

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2025-DBE8158, Rev., VRDO, LOC : Deutsche Bank AG, 3.30%, 9/1/2026 (a) (b)	6,000	6,000
Series 2025-DBE8159, Rev., VRDO, LOC : Deutsche Bank AG, 3.30%, 9/1/2026 (a) (b)	774	774
Series 2025-DB8157, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	4,010	4,010
Series 2025-DB-8189, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	3,560	3,560
Series 2025-DB-8191, Rev., VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	5,995	5,995
Series 2026-DB-8229, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	4,000	4,000
Series DB-8188, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	5,935	5,935
Gilmer Industrial Development Corp., Duoline Technologies LP Series 2008-A, Rev., AMT, VRDO, LOC : Wells Fargo Bank NA, 2.38%, 9/8/2026 (b)	3,475	3,475
Gulf Coast Authority, American Acryl LP Project Series 2003, Rev., AMT, VRDO, LOC : Bank of Tokyo-Mitsubishi UFJ Ltd., 2.44%, 9/8/2026 (b)	12,000	12,000
Gulf Coast Authority, Waste Disposal Environmental Facilities, ExxonMobil Project
Series 2000, Rev., VRDO, 3.05%, 9/1/2026 (b)	1,525	1,525
Series 2002, Rev., AMT, VRDO, 3.05%, 9/1/2026 (b)	12,500	12,500
Harris County Industrial Development Corp., Exxon Corp., Project Series 1987, Rev., VRDO, 3.05%, 9/1/2026 (b)	7,700	7,700
Lower Neches Valley Authority Industrial Development Corp., Exxon Capital Ventures, Inc. Subseries B-4, Rev., VRDO, 3.05%, 9/1/2026 (b)	7,825	7,825
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project
Series 2010, Rev., VRDO, 3.00%, 9/1/2026 (b)	2,400	2,400
Series 2011, Rev., VRDO, 3.00%, 9/1/2026 (b)	645	645
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2012, Rev., VRDO, 3.00%, 9/1/2026 (b)	3,275	3,275
San Antonio Water System, Subordinate Lien Series 2025D, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (b)	850	850
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott and White Health Project Series 2024B, Rev., VRDO, LOC : Barclays Bank plc, 2.90%, 9/1/2026 (b)	4,850	4,850
Tender Option Bond Trust Receipts/Certificates
Series 2025-BAML6043, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	600	600
Series 2024-XG0588, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	725	725
Series 2025-XG0629, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	5,605	5,605
Series 2022-XM1050, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	950	950
Series 2022-XF1140, Rev., VRDO, LOC : Deutsche Bank AG, 2.32%, 9/8/2026 (a) (b)	9,750	9,750
Series 2026-CF7094, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	11,085	11,085
Series 2026-CF7100, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	6,415	6,415
Series 2026-CF7101, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	6,625	6,625
Total Texas		142,444
Utah — 0.6%
Tender Option Bond Trust Receipts/Certificates
Series 2025-ZF1833, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/3/2026 (a) (b)	2,225	2,225
Series 2025-ZF1848, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	3,285	3,285
Series 2023-XM1146, Rev., VRDO, LOC : Barclays Bank plc, 2.33%, 9/8/2026 (a) (b)	6,750	6,750
Series 2025-XL0577, Rev., VRDO, LOC : Royal Bank of Canada, 2.33%, 9/8/2026 (a) (b)	3,500	3,500
Total Utah		15,760
Virginia — 0.3%
Public Finance Authority Series 2025-VRS204, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	275	275
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — continued
RIB Floater Trust Various States Series 2026-1007, Rev., VRDO, LIQ : Barclays Bank plc, 2.36%, 9/8/2026 (a) (b)	4,930	4,930
Tender Option Bond Trust Receipts/Certificates Series 2025-XF8057, Rev., VRDO, LOC : TD Bank NA, 2.32%, 9/8/2026 (a) (b)	2,500	2,500
Total Virginia		7,705
Washington — 2.8%
Deutsche Bank Spears Series 2025-DB-81, Rev., VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	5,580	5,580
Tender Option Bond Trust Receipts/Certificates
Series 2025-XL0648, Rev., VRDO, LIQ : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	2,240	2,240
Series 2025-CF7070, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	12,727	12,727
Series 2025-XF3452, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.33%, 9/8/2026 (a) (b)	6,375	6,375
Series 2025-XM1307, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.33%, 9/8/2026 (a) (b)	3,750	3,750
Series 2025-ZF3364, Rev., VRDO, LIQ : Barclays Bank plc, 2.33%, 9/8/2026 (a) (b)	4,375	4,375
Series 2025-ZF3400, Rev., VRDO, LIQ : Bank of America NA, 2.33%, 9/8/2026 (a) (b)	4,490	4,490
Series 2026-CF7079, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	13,044	13,044
Series 2026-CF7086, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	10,936	10,936
Series 2026-CF7090, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	8,861	8,861
Series 2026-CF7104, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	5,341	5,341
Series 2026-XL0747, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.33%, 9/8/2026 (a) (b)	3,200	3,200
Total Washington		80,919
West Virginia — 1.2%
County of Putnam, Solid Waste Disposal, Toyota Motor Manufacturing Project Series 1998A, Rev., VRDO, 2.38%, 9/8/2026 (b)	20,000	20,000
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Nucor Steel Project Series 2025A-1, Rev., AMT, VRDO, 2.69%, 9/8/2026 (b)	13,500	13,500
Total West Virginia		33,500
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — 1.6%
County of Milwaukee Series 2025D, GO, 3.00%, 10/1/2026	1,420	1,420
Tender Option Bond Trust Receipts/Certificates
Series 2026-CF7096, Rev., VRDO, FHLMC COLL, LIQ : Citibank NA, 2.31%, 9/8/2026 (a) (b)	8,500	8,500
Series 2023-XL0447, Rev., VRDO, LOC : Barclays Bank plc, 2.32%, 9/8/2026 (a) (b)	6,750	6,750
Series 2025-XF8059, Rev., VRDO, LOC : TD Bank NA, 2.36%, 9/8/2026 (a) (b)	5,625	5,625
Series 2025-XL0679, Rev., VRDO, LOC : Royal Bank of Canada, 2.38%, 9/8/2026 (a) (b)	7,500	7,500
Series 2025-XL0680, Rev., VRDO, LOC : Royal Bank of Canada, 2.38%, 9/8/2026 (a) (b)	15,000	15,000
Total Wisconsin		44,795
Total Municipal Bonds (Cost $2,521,630)		2,521,630
	SHARES (000)
Variable Rate Demand Preferred Shares — 9.6%
California — 0.7%
Nuveen California Quality Municipal Income Fund Series 1-1362, LIQ : Societe Generale, 2.37%, 9/8/2026# (a)	20,000	20,000
Other — 8.9%
BlackRock MuniAssets Fund, Inc. Series LIQ : Bank of America NA, 2.44%, 9/1/2026# (a)	45,000	45,000
BlackRock Municipal 2030 Target Term Trust Series W-7, LIQ : Barclays Bank plc, 2.42%, 9/8/2026# (a)	66,500	66,500
BlackRock MuniYield Quality Fund, Inc.
Series W-7A, LIQ : Royal Bank of Canada, 2.42%, 9/8/2026# (a)	30,000	30,000
Series W-7, LIQ : TD Bank NA, 2.44%, 9/8/2026# (a)	30,000	30,000
LIQ : Bank of America NA, 2.44%, 9/8/2026# (a)	10,000	10,000
Nuveen Quality Municipal Income Fund
Series 2-2525, LIQ : Barclays Bank plc, 2.42%, 9/8/2026# (a)	46,900	46,900
Series 1-2118, LIQ : Barclays Bank plc, 2.42%, 9/8/2026# (a)	25,000	25,000
Total Other		253,400
Total Variable Rate Demand Preferred Shares (Cost $273,400)		273,400
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	87

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — 2.2%
Commercial Paper — 2.2%
City of Atlanta Series Q-2, 2.67%, 10/21/2026	2,132	2,132
City of Houston Series A, 2.68%, 10/20/2026	28,875	28,875
Dallas Fort Worth International Airport, 2.64%, 11/10/2026	15,000	14,999
Virginia Small Business Financing Authority
Series 2025, 2.65%, 10/2/2026	10,000	10,000
Series 2025, 2.60%, 11/5/2026	7,750	7,750
Total Commercial Paper (Cost $63,756)		63,756
Total Short Term Investments (Cost $63,756)		63,756
Total Investments — 99.8% (Cost $2,858,786) *		2,858,786
Other Assets in Excess of Liabilities — 0.2%		6,755
NET ASSETS — 100.0%		2,865,541

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
CR	Custodial Receipts
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2026.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2026.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Money Market Funds	August 31, 2026

JPMorgan California Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 78.5%
California — 78.5%
Bay Area Toll Authority, Toll Bridge
Series 2024I, Rev., VRDO, LOC : TD Bank NA, 2.30%, 9/1/2026 (a)	210	210
Series 2024D, Rev., VRDO, LOC : TD Bank NA, 2.35%, 9/1/2026 (a)	4,165	4,165
Series 2026C, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.00%, 9/8/2026 (a)	3,000	3,000
California Health Facilities Financing Authority, Adventist Health System Series 1998B, Rev., VRDO, LOC : US Bank NA, 2.30%, 9/1/2026 (a)	700	700
California Housing Finance Agency, Multi-Family Housing 5032 Coliseum Street Project Series 2025NN, Rev., VRDO, 2.95%, 10/1/2026 (a)	4,000	4,000
California Infrastructure and Economic Development Bank, Industrial Development, Silva Corks USA LLC Project Series 2006, Rev., AMT, VRDO, LOC : Bank of America NA, 2.50%, 9/8/2026 (a)	395	395
California Municipal Finance Authority, Chevron USA, Inc., Project Series 2010A, Rev., VRDO, 2.00%, 9/1/2026 (a)	5,000	5,000
California Municipal Finance Authority, Multi-Family Housing, Pacific Meadows Apartments Series 2010A, Rev., VRDO, LIQ : FHLMC, 2.28%, 9/8/2026 (a)	580	580
California Municipal Finance Authority, Recovery Zone Facility, Chevron USA, Inc., Project Series 2010C, Rev., VRDO, 2.15%, 9/1/2026 (a)	390	390
California Public Finance Authority, Hoag Memorial Hospital Presbyterian
Series 2022B -1, Rev., VRDO, LIQ : TD Bank NA, 2.35%, 9/1/2026 (a)	5,000	5,000
Series 2022B-2, Rev., VRDO, LIQ : TD Bank NA, 2.35%, 9/1/2026 (a)	100	100
California Public Finance Authority, Sharp Healthcare
Series 2024C, Rev., VRDO, LOC : Royal Bank of Canada, 2.35%, 9/1/2026 (a)	1,000	1,000
Series 2024E, Rev., VRDO, LOC : TD Bank NA, 2.35%, 9/1/2026 (a)	3,605	3,605
Calleguas-Las Virgenes Public Financing Authority, Water District Project Series 2008-A, Rev., VRDO, LOC : Wells Fargo Bank NA, 1.90%, 9/8/2026 (a)	2,600	2,600
City of Irvine Reassessment District No. 05-21, Limited Obligation Series A, VRDO, LOC : US Bank NA, 2.30%, 9/1/2026 (a)	5,225	5,225
City of Modesto, Multi-Family Housing Valley Oak Project Series 2008A, Rev., VRDO, LOC : FHLMC, 1.83%, 9/8/2026 (a)	625	625
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
City of Modesto, Multi-Family Housing Westdale Commons Series 2002A, Rev., VRDO, LOC : FNMA, 1.75%, 9/8/2026 (a)	2,000	2,000
City of San Jose, Multi-Family Housing, Almaden Lake Village Apartments Series 2000A, Rev., VRDO, LOC : FNMA, 2.27%, 9/8/2026 (a)	2,000	2,000
County of San Bernardino, Somerset Apartments LLC Series 1999A, Rev., VRDO, LOC : FNMA, 1.83%, 9/8/2026 (a)	950	950
Eastern Municipal Water District, Water and Waster Series 2024A, Rev., VRDO, LIQ : Bank of America NA, 2.05%, 9/1/2026 (a)	1,000	1,000
Irvine Ranch Water District Series 2026A, VRDO, LOC : Bank of America NA, 1.95%, 9/8/2026 (a)	1,500	1,500
Metropolitan Water District of Southern California Series 2025B, Rev., VRDO, LIQ : PNC Bank NA, 2.05%, 9/8/2026 (a)	3,175	3,175
Metropolitan Water District of Southern California, Waterworks Series 2024D, Rev., VRDO, LIQ : Barclays Bank plc, 1.95%, 9/8/2026 (a)	3,350	3,350
Modesto Public Financing Authority Series 2008, Rev., VRDO, LOC : BMO Harris Bank NA, 1.62%, 9/8/2026 (a)	3,585	3,585
Public Finance Authority
Series 2025-VRS212, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	3,750	3,750
Series 2025-VRS213, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	7,890	7,890
Rancho Water District Community Facilities District No. 89-5 Series 1998, VRDO, LOC : Wells Fargo Bank NA, 1.75%, 9/8/2026 (a)	100	100
Sacramento County Housing Authority, Multi-Family Housing, Ashford Park Apartments Series 1996D, Rev., VRDO, FNMA, LIQ : FNMA, 1.83%, 9/8/2026 (a)	1,680	1,680
Sacramento County Housing Authority, River Terrace Apartments Series C, Rev., VRDO, FNMA, LIQ : FNMA, 2.00%, 9/8/2026 (a)	630	630
San Francisco City and County Airport Commission Francisco International Airport
Series 2018C, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.05%, 9/8/2026 (a)	3,400	3,400
Series 2026, Subseries C-2, Rev., AMT, VRDO, LOC : Wells Fargo Bank NA, 2.15%, 9/8/2026 (a)	3,000	3,000
San Francisco City and County Redevelopment Agency Successor Agency, Notre Dame Housing Partners LP Series 2000G, Rev., AMT, VRDO, LOC : Citibank NA, 2.29%, 9/8/2026 (a)	5,840	5,840
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	89

JPMorgan California Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF1899, GO, VRDO, LIQ : Bank of America NA, 3.00%, 9/1/2026 (a) (b)	1,500	1,500
Series 2026-CF7088, Rev., VRDO, LOC : Citibank NA, 3.00%, 9/1/2026 (a) (b)	1,976	1,976
Series 2026-CF7089, Rev., VRDO, LOC : Citibank NA, 3.00%, 9/1/2026 (a) (b)	2,260	2,260
Series 2026-CF7109, Rev., VRDO, LOC : Citibank NA, 3.00%, 9/1/2026 (a) (b)	1,000	1,000
Series 2022-XF1376, Rev., VRDO, LIQ : Bank of America NA, 2.28%, 9/8/2026 (a) (b)	2,500	2,500
Series 2023-ZF3175, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.29%, 9/8/2026 (a) (b)	1,000	1,000
Series 2022-XX1239, GO, VRDO, LIQ : Barclays Bank plc, 2.30%, 9/8/2026 (a) (b)	3,100	3,100
Series 2022-XX1263, Rev., VRDO, LIQ : Barclays Bank plc, 2.30%, 9/8/2026 (a) (b)	1,875	1,875
Series 2022-YX1200, Rev., VRDO, LIQ : Barclays Bank plc, 2.30%, 9/8/2026 (a) (b)	1,600	1,600
Series 2024-XG0587, Rev., VRDO, LIQ : Bank of America NA, 2.30%, 9/8/2026 (a) (b)	1,800	1,800
Series 2026-XF3512, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.30%, 9/8/2026 (a) (b)	2,500	2,500
Series 2022-XF1415, Rev., VRDO, LIQ : TD Bank NA, 2.31%, 9/8/2026 (a) (b)	1,140	1,140
Series 2022-XG0430, VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	3,105	3,105
Series 2022-XL0384, GO, VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	1,900	1,900
Series 2023-XL0501, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	2,375	2,375
Series 2025-XF3493, GO, VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	1,950	1,950
Series 2025-XM1245, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	4,850	4,850
Series XG0100, Rev., VRDO, AMBAC, LOC : Deutsche Bank AG, 2.32%, 9/8/2026 (a) (b)	8,465	8,465
Series 2025-CF7071, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	2,025	2,025
Series 2025-XF3473, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.33%, 9/8/2026 (a) (b)	2,200	2,200
Series 2025-XM1302, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.33%, 9/8/2026 (a) (b)	2,560	2,560
Series 2025-CF7014, Rev., VRDO, LOC : Citibank NA, 2.40%, 9/8/2026 (a) (b)	4,901	4,901
Series 2023-007, Rev., VRDO, LOC : Barclays Bank plc, 2.48%, 10/5/2026 (a) (b)	7,100	7,100
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
University of California
Series 2013AL-4, Rev., VRDO, 2.25%, 9/1/2026 (a)	235	235
Series 2013AL-3, Rev., VRDO, 2.35%, 9/1/2026 (a)	5,850	5,850
Wells Fargo Stage Trust Series 2026-001, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.18%, 9/8/2026 (a) (b)	2,500	2,500
Western Municipal Water District Facilities Authority Series 2012A, Rev., VRDO, LOC : TD Bank NA, 1.62%, 9/8/2026 (a)	765	765
Total California		153,477
Total Municipal Bonds (Cost $153,477)		153,477
	SHARES (000)
Variable Rate Demand Preferred Shares — 7.7%
California — 7.7%
Nuveen California AMT - Free Quality Municipal Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 2.31%, 9/8/2026# (b)	10,000	10,000
Nuveen California Quality Municipal Income Fund Series 1-1362, LIQ : Societe Generale, 2.37%, 9/8/2026# (b)	5,000	5,000
Total Variable Rate Demand Preferred Shares (Cost $15,000)		15,000
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 13.0%
Commercial Paper — 13.0%
California Health Facilities Financing Authority
2.49%, 10/21/2026	3,000	3,000
2.50%, 10/28/2026	3,000	3,000
California Statewide Communities Development Series B-6, 2.49%, 11/3/2026	3,000	3,000
California Statewide Communities Development Authority Series 09-D, 2.55%, 1/6/2027	2,000	2,000
Municipal Improvement Corp. of Los Angeles Series A-1, 2.53%, 1/7/2027	5,000	5,000
San Diego County Water Authority Series 9, 2.53%, 9/23/2026	3,500	3,500
San Francisco City and County Public Utilities Commission Wastewater Series A-1, 2.54%, 11/17/2026	3,000	3,000
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
University of California
Series A, 2.48%, 9/3/2026	1,000	1,000
Series A, 2.58%, 12/3/2026	2,000	2,000
Total Commercial Paper (Cost $25,500)		25,500
Total Short Term Investments (Cost $25,500)		25,500
Total Investments — 99.2% (Cost $193,977) *		193,977
Other Assets in Excess of Liabilities — 0.8%		1,468
NET ASSETS — 100.0%		195,445

Percentages indicated are based on net assets.

Abbreviations
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2026.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2026.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	91

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 85.1%
New York — 85.1%
Akron Central School District Series 2026, GO, BAN, 4.00%, 8/12/2027	592	597
Amherst Development Corp., Student Housing Facility, South Lake Village Project Series 2010B, Rev., VRDO, LOC : HSBC Bank USA NA, 2.38%, 9/8/2026 (a)	8,365	8,365
Barker Central School District Series 2026, GO, BAN, 4.00%, 7/29/2027	4,700	4,741
Battery Park City Authority Series 2019D-2, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (a)	100	100
Bethlehem Central School District Series 2026, GO, BAN, 4.00%, 7/6/2027	3,008	3,032
Canton Central School District
Series 2025, GO, BAN, 3.75%, 9/4/2026	1,783	1,783
Series 2026, GO, BAN, 4.00%, 9/3/2027 (b)	1,833	1,850
Cattaraugus-Little Valley Central School District Series 2025A, GO, BAN, 3.50%, 9/29/2026	3,000	3,002
City of Batavia Series 2026, GO, BAN, 3.25%, 4/20/2027	8,475	8,490
City of Binghamton, Various Purpose Series 2026, GO, BAN, 4.00%, 4/9/2027	6,000	6,043
City of Hornell Series 2026, GO, BAN, 4.00%, 4/8/2027	1,649	1,661
City of New York, Fiscal Year 2006 Series 2006, Subseries I-8, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.00%, 9/1/2026 (a)	1,870	1,870
City of New York, Fiscal Year 2008 Series 2008, Subseries L-4, GO, VRDO, LOC : US Bank NA, 2.90%, 9/1/2026 (a)	175	175
City of New York, Fiscal Year 2012 Series 2012G-6, GO, VRDO, LOC : Mizuho Bank Ltd., 3.10%, 9/1/2026 (a)	950	950
City of New York, Fiscal Year 2014 Series 2014I, Subseries I-3, GO, VRDO, LIQ : US Bank NA, 2.90%, 9/1/2026 (a)	1,100	1,100
City of New York, Fiscal Year 2019 Series 2019, Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.05%, 9/1/2026 (a)	8,800	8,800
City of New York, Fiscal Year 2022
Series 2022D, Subseries D-3, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.00%, 9/1/2026 (a)	3,900	3,900
Series 2022D, Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.00%, 9/1/2026 (a)	5,135	5,135
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 2.90%, 9/1/2026 (a)	21,680	21,680
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
City of Oneida Series 2026, GO, BAN, 3.50%, 3/26/2027	7,000	7,035
City of Peekskill Series 2026, GO, TAN, 3.75%, 11/4/2026	6,000	6,013
City of Troy Series 2026, GO, BAN, 4.00%, 1/29/2027	1,332	1,339
Deutsche Bank Spears
Series 2026-DB-8242, Rev., VRDO, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (c)	4,245	4,245
Series DB-8149, Rev., VRDO, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (c)	3,800	3,800
Series DB-8185, Rev., VRDO, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (c)	12,550	12,550
Series DB-8243, Rev., VRDO, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (c)	7,000	7,000
East Aurora Union Free School District Series 2025, GO, BAN, 3.75%, 12/3/2026	7,350	7,369
Erie County Industrial Development Agency (The), Our Lady Victory Corp. Series 2007A, Rev., VRDO, LOC : HSBC Bank USA NA, 2.31%, 9/8/2026 (a)	1,660	1,660
Forestville Central School District Series 2026, GO, BAN, 4.00%, 8/5/2027	12,143	12,252
Highland Central School District Series 2026, GO, BAN, 3.75%, 6/25/2027	2,403	2,419
Holland Patent Central School District Series 2026, GO, BAN, 4.00%, 8/27/2027	1,324	1,336
Hyde Park Central School District Series 2026, GO, BAN, 4.00%, 6/11/2027	2,225	2,245
Long Island Power Authority, Electric System
Series 2021B, Rev., 1.49%, 9/1/2026 (a)	10,000	9,937
Series 2023D, Rev., VRDO, LOC : Barclays Bank plc, 2.15%, 9/8/2026 (a)	1,925	1,925
Series 2026A, Rev., VRDO, LOC : Bank of America NA, 2.35%, 9/8/2026 (a)	3,225	3,225
Madrid-Waddington Central School District Series 2026, GO, BAN, 4.00%, 6/25/2027	11,735	11,839
Metropolitan Transportation Authority
Subseries 2012G-1, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (a)	7,000	7,000
Series 2012, Subseries G-3, Rev., VRDO, LOC : Royal Bank of Canada, 3.00%, 9/1/2026 (a)	2,100	2,100
Series 2015, Subseries E-3, Rev., VRDO, LOC : Bank of America NA, 3.00%, 9/1/2026 (a)	14,670	14,670
Series 2020B, Rev., VRDO, LOC : Royal Bank of Canada, 3.00%, 9/1/2026 (a)	1,015	1,015
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Metropolitan Transportation Authority Dedicated Tax Fund
Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (a)	4,135	4,135
Subseries 2008A-2A, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (a)	2,900	2,900
Series 2008A-2B, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a)	10,000	10,000
Nassau County Industrial Development Agency, Cold Spring Harbor Laboratory Project Series 2006, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (a)	18,025	18,025
New York City Health and Hospitals Corp., Health System Series 2008B, Rev., VRDO, LOC : TD Bank NA, 2.27%, 9/8/2026 (a)	9,135	9,135
New York City Housing Development Corp., Multi Family Housing, Westport Development Series 2004A, Rev., VRDO, LOC : FNMA, 2.37%, 9/8/2026 (a)	23,400	23,400
New York City Housing Development Corp., Multi-Family Rental Housing Series 2009A, Rev., VRDO, LOC : FHLMC, 2.24%, 9/8/2026 (a)	7,050	7,050
New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development
Series 2006A, Rev., VRDO, LOC : FNMA, 2.30%, 9/8/2026 (a)	6,600	6,600
Series 2000A, Rev., VRDO, LOC : FNMA, 2.35%, 9/8/2026 (a)	30	30
New York City Housing Development Corp., Multi-Family, 201 Pearl LLC Series 2006A, Rev., VRDO, LOC : FNMA, 2.25%, 9/8/2026 (a)	3,550	3,550
New York City Housing Development Corp., Multi-Family, La Fontaine Owners LLC Series 2005A, Rev., AMT, VRDO, LOC : Citibank NA, 2.42%, 9/8/2026 (a)	2,825	2,825
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2014 Series 2014AA-4, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.00%, 9/1/2026 (a)	1,835	1,835
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2019 Series BB, Rev., VRDO, LIQ : TD Bank NA, 2.30%, 9/8/2026 (a)	1,300	1,300
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2025 Series 2025, Subseries EE-2, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (a)	1,975	1,975
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2007, Subseries CC-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.00%, 9/1/2026 (a)	530	530
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 2.90%, 9/1/2026 (a)	1,020	1,020
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011
Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (a)	2,075	2,075
Series DD-3A, Rev., VRDO, LIQ : US Bank NA, 2.90%, 9/1/2026 (a)	8,300	8,300
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014
Series 2014, Subseries AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.90%, 9/1/2026 (a)	5,850	5,850
Series 2014AA-3, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (a)	1,500	1,500
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2021 Series 2021, Subseries EE2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 2.90%, 9/1/2026 (a)	1,500	1,500
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2026
Series 2026CC, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (a)	1,475	1,475
Series 2026EE, Rev., VRDO, LIQ : Truist Bank, 3.05%, 9/1/2026 (a)	9,325	9,325
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011 Series 2011, Subseries A-4, Rev., VRDO, LIQ : Barclays Bank plc, 3.05%, 9/1/2026 (a)	3,825	3,825
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series 2014, Subseries D-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.98%, 9/1/2026 (a)	1,500	1,500
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Subseries B-5, Rev., VRDO, LIQ : US Bank NA, 2.90%, 9/1/2026 (a)	1,425	1,425
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	93

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023, Subseries A-2, Rev., VRDO, LIQ : UBS AG, 2.90%, 9/1/2026 (a)	8,050	8,050
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025H, Subseries H-1, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (a)	2,000	2,000
Series 2025, Subseries C-3, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.27%, 9/8/2026 (a)	5,700	5,700
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2026 Series 2026, Subseries F-3, Rev., VRDO, LIQ : US Bank NA, 2.90%, 9/1/2026 (a)	16,750	16,750
New York City Water and Sewer System, Second General Resolution Series BB 1B, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.05%, 9/1/2026 (a)	2,300	2,300
New York State Dormitory Authority, Columbia University Series 2003B, Rev., VRDO, 2.22%, 9/8/2026 (a)	8,696	8,696
New York State Energy Research and Development Authority, Consolidated Edison Co. of New York, Inc., Project
Series 2005A-3, Rev., VRDO, LOC : Mizuho Bank Ltd., 2.05%, 9/8/2026 (a)	9,000	9,000
Series 2004, Subseries C-2, Rev., VRDO, LOC : Mizuho Bank Ltd., 2.10%, 9/8/2026 (a)	31,600	31,600
Series 2005, Subseries A-2, Rev., VRDO, LOC : Mizuho Bank Ltd., 2.30%, 9/8/2026 (a)	9,600	9,600
New York State Housing Finance Agency, 10 Barclay Street Series 2004A, Rev., VRDO, LOC : FNMA, 2.10%, 9/8/2026 (a)	38,900	38,900
New York State Housing Finance Agency, 111 Nassau Street Housing Series 2011A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.15%, 9/1/2026 (a)	23,025	23,025
New York State Housing Finance Agency, 316 Eleventh Avenue Housing Series 2009A, Rev., VRDO, LOC : FNMA, 2.30%, 9/8/2026 (a)	5,550	5,550
New York State Housing Finance Agency, 330 West 39th Street Housing Series 2010A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.25%, 9/8/2026 (a)	8,285	8,285
New York State Housing Finance Agency, 360 West 43rd Street Housing Series 2003, Rev., VRDO, LOC : FNMA, 2.35%, 9/8/2026 (a)	2,400	2,400
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York State Housing Finance Agency, 363 West 30th Street Housing Series 10, Rev., VRDO, LOC : FHLMC, 2.37%, 9/8/2026 (a)	9,300	9,300
New York State Housing Finance Agency, 435 East 13th Street Housing Series 2016A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.25%, 9/8/2026 (a)	7,220	7,220
New York State Housing Finance Agency, Clinton Park Housing Series 2010A, Rev., VRDO, LIQ : FHLMC, 2.25%, 9/8/2026 (a)	14,650	14,650
New York State Housing Finance Agency, Grace Towers Housing II LLC Series 2007A, Rev., VRDO, LOC : FHLMC, 2.37%, 9/8/2026 (a)	9,330	9,330
New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.32%, 9/8/2026 (a)	10,300	10,300
New York State Housing Finance Agency, Housing Related Taconic Series 2009A, Rev., VRDO, LOC : FNMA, 2.10%, 9/8/2026 (a)	32,030	32,030
New York State Housing Finance Agency, Liberty Street Realty LLC Series 2003A, Rev., VRDO, LOC : FHLMC, 2.26%, 9/8/2026 (a)	9,700	9,700
New York State Housing Finance Agency, Maiden Lane Properties LLC Series 2004A, Rev., VRDO, LOC : FNMA, 2.25%, 9/8/2026 (a)	500	500
New York State Housing Finance Agency, North End Series 2004A, Rev., VRDO, LOC : FNMA, 2.40%, 9/8/2026 (a)	400	400
New York State Housing Finance Agency, Prospect Plaza Apartments Project Series 2007, Rev., VRDO, LOC : Citibank NA, 2.35%, 9/8/2026 (a)	7,000	7,000
New York State Housing Finance Agency, Theater Row Tower Housing Series 2001A, Rev., VRDO, LIQ : FHLMC, 2.35%, 9/8/2026 (a)	10,000	10,000
New York State Housing Finance Agency, Tribeca Park Series A, Rev., AMT, VRDO, LOC : FNMA, 2.40%, 9/8/2026 (a)	3,325	3,325
New York State Housing Finance Agency, West 23rd Street Housing Series 2002A, Rev., VRDO, LOC : FNMA, 2.30%, 9/8/2026 (a)	675	675
Northville Central School District Series 2026, GO, BAN, 3.75%, 6/24/2027	3,468	3,492
Oneida City School District Series 2026, GO, BAN, 3.75%, 6/25/2027	2,735	2,751
Oswego City School District Series 2026B, GO, BAN, 3.75%, 6/24/2027	4,595	4,626
Pine Valley Central School District Series 2026, GO, BAN, 4.00%, 6/29/2027	5,000	5,034
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Port Authority of New York and New Jersey Series 2023-0009, Rev., VRDO, LIQ : Citibank NA, 2.31%, 9/8/2026 (a) (c)	7,500	7,500
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-118, GO, VRDO, LOC : Royal Bank of Canada, 3.10%, 9/1/2026 (a) (c)	12,595	12,595
Series E-120, Rev., VRDO, LOC : Royal Bank of Canada, 3.10%, 9/1/2026 (a) (c)	10,300	10,300
Series 2025-E-166, GO, VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (c)	5,000	5,000
Series 2026D-159, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (c)	4,000	4,000
Series 2026-E-170, GO, VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (c)	5,000	5,000
Series 2026-G-133, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (c)	5,700	5,700
Series 2026-G-152, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (c)	3,050	3,050
Series E-159, GO, VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (c)	6,025	6,025
Series 2022-E-154, Rev., VRDO, LOC : Royal Bank of Canada, 2.38%, 9/8/2026 (a) (c)	20,325	20,325
RIB Floater Trust Various States
Series 2023-012, Rev., VRDO, LIQ : Barclays Bank plc, 2.30%, 9/8/2026 (a) (c)	13,585	13,585
Series 2023-011, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (c)	2,500	2,500
Series 2023-008, Rev., VRDO, LOC : Barclays Bank plc, 2.53%, 10/5/2026 (a) (c)	60,000	60,000
Series 2024-002, Rev., VRDO, LOC : Barclays Bank plc, 2.53%, 10/5/2026 (a) (c)	12,500	12,500
Royalton-Hartland Central School District Series 2026, GO, BAN, 4.00%, 6/23/2027	11,000	11,097
Schoharie Central School District Series 2025C, GO, BAN, 4.00%, 9/18/2026	1,134	1,135
Skaneateles Central School District Series 2026, GO, BAN, 4.00%, 8/12/2027	1,943	1,960
South Jefferson Central School District Series 2026, GO, BAN, 3.50%, 2/5/2027	2,903	2,913
Southwestern Central School District Series 2026, GO, BAN, 3.75%, 7/15/2027	1,875	1,887
State of New York Mortgage Agency Homeowner Mortgage Series 247, Rev., VRDO, LIQ : TD Bank NA, 2.30%, 9/8/2026 (a)	9,825	9,825
Tender Option Bond Trust Receipts/Certificates
Series 2024-XL0568, Rev., VRDO, A.G., LIQ : TD Bank NA, 2.95%, 9/1/2026 (a) (c)	2,700	2,700
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2025-XX1389, Rev., VRDO, LIQ : Barclays Bank plc, 3.05%, 9/1/2026 (a) (c)	2,000	2,000
Series 2025-XX1424, Rev., VRDO, LIQ : Barclays Bank plc, 3.05%, 9/1/2026 (a) (c)	3,250	3,250
Series 2020-XG0276, Rev., VRDO, LOC : Bank of America NA, 3.07%, 9/1/2026 (a) (c)	1,545	1,545
Series 2025-XF8014, Rev., VRDO, LIQ : Bank of America NA, 3.07%, 9/1/2026 (a) (c)	790	790
Series 2025-XM1316, Rev., VRDO, LIQ : Bank of America NA, 3.07%, 9/1/2026 (a) (c)	1,875	1,875
Series 2025-YX1372, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (c)	22,075	22,075
Series 2023-XF3185, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.30%, 9/3/2026 (a) (c)	5,930	5,930
Series 2022-ZF1417, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/3/2026 (a) (c)	1,635	1,635
Series 2023-ZF1656, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/3/2026 (a) (c)	3,210	3,210
Series 2022-XM1070, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.30%, 9/8/2026 (a) (c)	3,280	3,280
Series 2023-XM1142, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.30%, 9/8/2026 (a) (c)	3,820	3,820
Series 2019-XF0847, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (c)	7,220	7,220
Series 2020-XF2868, Rev., VRDO, LOC : Barclays Bank plc, 2.31%, 9/8/2026 (a) (c)	1,200	1,200
Series 2020-XF2878, Rev., VRDO, LOC : Barclays Bank plc, 2.31%, 9/8/2026 (a) (c)	6,055	6,055
Series 2022-XF1399, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	1,835	1,835
Series 2022-XF3047, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (c)	2,400	2,400
Series 2022-XG0405, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	1,875	1,875
Series 2022-XL0353, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (c)	2,860	2,860
Series 2022-XL0381, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (c)	1,875	1,875
Series 2022-XM1006, GO, VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	2,400	2,400
Series 2022-XM1010, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (c)	2,950	2,950
Series 2022-YX1208, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (c)	12,050	12,050
Series 2022-YX1242, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (c)	5,630	5,630
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	95

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2022-YX1250, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (c)	1,730	1,730
Series 2022-YX1257, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (c)	3,440	3,440
Series 2022-ZL0263, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (c)	2,985	2,985
Series 2023-XF1505, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	3,350	3,350
Series 2023-XF1614, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (c)	1,245	1,245
Series 2023-XF1622, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	1,875	1,875
Series 2023-XF1633, Rev., VRDO, LIQ : TD Bank NA, 2.31%, 9/8/2026 (a) (c)	3,880	3,880
Series 2023-XF1643, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	2,905	2,905
Series 2023-XF1652, Rev., VRDO, LIQ : TD Bank NA, 2.31%, 9/8/2026 (a) (c)	3,750	3,750
Series 2023-XF1665, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	3,310	3,310
Series 2023-XF3161, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (c)	3,840	3,840
Series 2023-XF3169, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (c)	14,835	14,835
Series 2023-XF3184, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (c)	11,575	11,575
Series 2023-XL0463, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (c)	5,210	5,210
Series 2023-ZF3167, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (c)	2,500	2,500
Series 2023-ZF3171, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (c)	2,130	2,130
Series 2023-ZL0494, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (c)	5,330	5,330
Series 2023-ZL0517, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (c)	1,670	1,670
Series 2024-XF3229, Rev., VRDO, A.G., LOC : Barclays Bank plc, 2.31%, 9/8/2026 (a) (c)	4,790	4,790
Series 2024-XF3273, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (c)	4,125	4,125
Series 2024-YX1344, Rev., VRDO, LOC : Barclays Bank plc, 2.31%, 9/8/2026 (a) (c)	5,750	5,750
Series 2024-YX1347, Rev., VRDO, LOC : Barclays Bank plc, 2.31%, 9/8/2026 (a) (c)	3,375	3,375
Series 2025-CF7021, Rev., VRDO, LIQ : Citibank NA, 2.31%, 9/8/2026 (a) (c)	8,000	8,000
Series 2025-CF7025, Rev., VRDO, LIQ : Citibank NA, 2.31%, 9/8/2026 (a) (c)	5,595	5,595
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2025-XF3320, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (c)	500	500
Series 2025-XF3384, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (c)	830	830
Series 2025-XF3471, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (c)	20,000	20,000
Series 2025-XF8060, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	4,000	4,000
Series 2025-XG0633, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	6,550	6,550
Series 2025-XL0676, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (c)	7,455	7,455
Series 2025-XL0726, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (c)	5,000	5,000
Series 2025-XM1306, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (c)	6,000	6,000
Series 2025-YX1418, Rev., VRDO, A.G., LOC : Barclays Bank plc, 2.31%, 9/8/2026 (a) (c)	7,900	7,900
Series 2025-YX1440, Rev., VRDO, A.G., LOC : Barclays Bank plc, 2.31%, 9/8/2026 (a) (c)	2,805	2,805
Series 2025-YX1448, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (c)	5,230	5,230
Series 2025-ZF1862, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	1,675	1,675
Series 2025-ZF1883, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	2,500	2,500
Series 2025-ZF1897, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	3,810	3,810
Series 2025-ZF1906, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	1,875	1,875
Series 2025-ZF1907, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	1,875	1,875
Series 2025-ZF1936, GO, VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	2,110	2,110
Series 2025-ZF1987, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	4,835	4,835
Series 2025-ZF1994, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	2,290	2,290
Series 2025-ZF1995, GO, VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	2,530	2,530
Series 2025-ZF3323, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (c)	3,520	3,520
Series 2025-ZF3391, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (c)	2,810	2,810
Series 2025-ZF3408, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (c)	2,500	2,500
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2025-ZF3463, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (c)	1,720	1,720
Series 2025-ZF8024, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (c)	3,370	3,370
Series 2025-ZF8056, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	2,555	2,555
Series 2025-ZF8072, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	3,360	3,360
Series 2025-ZF8073, GO, VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	2,500	2,500
Series 2025-ZF8109, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (c)	4,825	4,825
Series 2025-ZL0699, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	3,425	3,425
Series 2025-ZL0718, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (c)	2,220	2,220
Series 2026-XF3515, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (c)	2,500	2,500
Series 2026-XF3516, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (c)	4,250	4,250
Series 2026-XF3518, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (c)	3,185	3,185
Series 2026-XF3519, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (c)	2,200	2,200
Series 2026-XF3555, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (c)	2,000	2,000
Series 2026-XG0639, Rev., VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (c)	8,000	8,000
Series 2026-XL0772, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (c)	1,620	1,620
Series 2026-XL0773, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (c)	3,740	3,740
Series 2026-XX1459, Rev., VRDO, LOC : Barclays Bank plc, 2.31%, 9/8/2026 (a) (c)	3,860	3,860
Series 2022-XF3065, Rev., VRDO, LOC : Barclays Bank plc, 2.32%, 9/8/2026 (a) (c)	5,995	5,995
Series 2022-ZL0270, Rev., VRDO, LIQ : Barclays Bank plc, 2.32%, 9/8/2026 (a) (c)	2,070	2,070
Series 2023-XL0526, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (c)	3,635	3,635
Series 2025-CF7059, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (c)	8,000	8,000
Series 2025-XG0623, Rev., VRDO, A.G., LOC : Bank of America NA, 2.33%, 9/8/2026 (a) (c)	5,060	5,060
Series 2025-ZF3319, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.33%, 9/8/2026 (a) (c)	6,665	6,665
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2022-XG0379, Rev., VRDO, LIQ : Bank of America NA, 2.34%, 9/8/2026 (a) (c)	3,565	3,565
Series 2022-XG0394, Rev., VRDO, LIQ : Bank of America NA, 2.34%, 9/8/2026 (a) (c)	5,040	5,040
Series 2022-XG0438, Rev., VRDO, LIQ : Bank of America NA, 2.34%, 9/8/2026 (a) (c)	945	945
Series 2023-XG0526, Rev., VRDO, LIQ : Bank of America NA, 2.34%, 9/8/2026 (a) (c)	800	800
Series 2025-ZF1989, Rev., VRDO, LIQ : Bank of America NA, 2.34%, 9/8/2026 (a) (c)	2,625	2,625
Series 2025-ZF1991, Rev., VRDO, LIQ : Bank of America NA, 2.34%, 9/8/2026 (a) (c)	4,685	4,685
Town of Camillus Series 2026, GO, BAN, 3.75%, 3/12/2027	4,541	4,571
Town of New Paltz Series 2025C, GO, BAN, 3.75%, 10/2/2026	2,677	2,680
Town of Ossining Series 2026, GO, BAN, 4.00%, 7/29/2027	1,570	1,584
Town of Union Series 2026, GO, BAN, 4.00%, 2/19/2027	1,918	1,929
Town of Vestal Series 2026, GO, BAN, 4.00%, 6/3/2027	6,000	6,054
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2003, Subseries B-2, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (a)	14,365	14,365
Series 2003B1, Rev., VRDO, LOC : US Bank NA, 2.90%, 9/1/2026 (a)	1,435	1,435
Series 2005, Subseries B-4A, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (a)	21,010	21,010
Series 2005B-4C, Rev., VRDO, LOC : US Bank NA, 2.90%, 9/1/2026 (a)	950	950
Series 2026, Subseries A-2, Rev., 5.00%, 11/15/2026	375	377
Trust for Cultural Resources of The City of New York (The), American Museum of Natural History
Series 2014B-1, Rev., VRDO, 2.32%, 11/26/2026 (a)	5,225	5,225
Series 2014B-2, Rev., VRDO, 2.32%, 1/11/2027 (a)	10,190	10,190
Trust for Cultural Resources of The City of New York (The), The Museum of Modern Art Series 2006A-2, Rev., VRDO, 2.23%, 9/8/2026 (a)	32,575	32,575
Tuckahoe Union Free School District Series 2026, GO, BAN, 4.00%, 4/22/2027	1,075	1,084
Village of Freeport Series 2025F, GO, BAN, 3.75%, 11/12/2026	4,529	4,538
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	97

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Village of Hastings-on-Hudson Series 2026, GO, BAN, 3.50%, 2/18/2027	1,870	1,879
Village of Haverstraw Series 2025B, GO, BAN, 4.00%, 9/11/2026	2,197	2,198
Village of Highland Falls Series 2026A, GO, BAN, 3.75%, 3/10/2027	7,285	7,334
Village of Mount Kisco Series 2026, GO, BAN, 3.75%, 5/28/2027	4,887	4,923
Village of New Paltz Series 2025C, GO, BAN, 4.00%, 9/11/2026	3,250	3,251
Village of Sleepy Hollow Series 2025, GO, BAN, 4.00%, 11/13/2026	6,576	6,593
Wyandanch Union Free School District Series 2026, GO, BAN, 4.00%, 4/16/2027	12,000	12,098
Total New York		1,391,932
Total Municipal Bonds (Cost $1,391,932)		1,391,932
	SHARES (000)
Variable Rate Demand Preferred Shares — 9.6%
New York — 9.6%
BlackRock MuniYield New York Quality Fund, Inc. Series W-7A, LIQ : Bank of America NA, 2.42%, 9/8/2026# (c)	28,200	28,200
Nuveen New York AMT - Free Quality Municipal Income Fund
Series 1, LIQ : Societe Generale, 2.33%, 9/8/2026# (c)	18,600	18,600
Series 2, LIQ : Royal Bank of Canada, 2.33%, 9/8/2026# (c)	26,800	26,800
Series 3, LIQ : Sumitomo Mitsui Banking Corp., 2.33%, 9/8/2026# (c)	43,200	43,200
Series 5, LIQ : TD Bank NA, 2.35%, 9/8/2026# (c)	20,000	20,000
Nuveen New York Quality Municipal Income Fund Series 1-PFD, LIQ : TD Bank NA, 2.44%, 9/8/2026# (c)	20,500	20,500
Total Variable Rate Demand Preferred Shares (Cost $157,300)		157,300
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — 4.9%
Commercial Paper — 4.9%
New York State Dormitory Authority
2.65%, 9/1/2026	14,500	14,500
Series TE, 2.62%, 10/8/2026	15,500	15,500
2.65%, 11/3/2026	15,000	15,000
2.65%, 11/3/2026	15,500	15,500
Series TE, 2.70%, 11/4/2026	20,000	20,000
Total Commercial Paper (Cost $80,500)		80,500
Total Short Term Investments (Cost $80,500)		80,500
Total Investments — 99.6% (Cost $1,629,732) *		1,629,732
Other Assets in Excess of Liabilities — 0.4%		6,229
NET ASSETS — 100.0%		1,635,961

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
Rev.	Revenue
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2026.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2026.

(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Money Market Funds	August 31, 2026

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2026 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$65,997,054	$2,806,984
Repurchase agreements, at value	24,001,000	—
Cash	2,368,549	1
Receivables:
Investment securities sold	—	8
Investment securities sold — delayed delivery securities	—	125
Interest from non-affiliates	149,832	9,234
Other assets	861	—
Total Assets	92,517,296	2,816,352
LIABILITIES:
Payables:
Distributions	177,591	4,335
Investment securities purchased	133,903	—
Accrued liabilities:
Investment advisory fees	6,342	182
Administration fees	2,196	63
Distribution fees	1	—
Service fees	4,686	53
Custodian and accounting fees	704	64
Trustees’ and Chief Compliance Officer’s fees	2	— (a)
Other	136	33
Total Liabilities	325,561	4,730
Net Assets	$92,191,735	$2,811,622

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	99

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2026 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund
NET ASSETS:
Paid-in-Capital	$92,209,742	$2,811,503
Total distributable earnings (loss)	(18,007)	119
Total Net Assets	$92,191,735	$2,811,622
Net Assets:
Academy	$1,199,859	$—
Agency	3,085,637	46,474
Capital	52,658,608	705,615
Empower	611,263	—
IM	17,479,640	1,734,993
Institutional Class	13,928,095	324,540
Morgan	465,605	—
Premier	2,759,905	—
Reserve	3,123	—
Total	$92,191,735	$2,811,622
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	1,199,828	—
Agency	3,083,392	46,463
Capital	52,652,747	705,408
Empower	611,232	—
IM	17,477,834	1,734,700
Institutional Class	13,926,086	324,477
Morgan	464,999	—
Premier	2,759,168	—
Reserve	3,122	—
Net Asset Value offering and redemption price per share
Academy	$1.0000	$—
Agency	1.0007	1.0003
Capital	1.0001	1.0003
Empower	1.0001	—
IM	1.0001	1.0002
Institutional Class	1.0001	1.0002
Morgan	1.0013	—
Premier	1.0003	—
Reserve	1.0004	—
Cost of investments in non-affiliates	$66,009,527	$2,806,984
Cost of repurchase agreements	24,001,000	—
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Money Market Funds	August 31, 2026

	JPMorgan Liquid Assets Money Market Fund	JPMorgan Securities Lending Money Market Fund	JPMorgan U.S. Government Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$67,903,802	$964,489	$179,583,981
Repurchase agreements, at value	15,417,000	1,119,088	169,358,563
Cash	1,637,493	1	14,640,045
Receivables:
Interest from non-affiliates	138,367	3,198	801,180
Other assets	557	—	—
Total Assets	85,097,219	2,086,776	364,383,769
LIABILITIES:
Payables:
Distributions	96,216	8,160	607,454
Investment securities purchased	—	5,000	5,942,293
Fund shares redeemed	—	—	216
Accrued liabilities:
Investment advisory fees	5,746	115	23,017
Administration fees	1,989	16	8,268
Distribution fees	799	—	1,494
Service fees	14,212	—	25,989
Custodian and accounting fees	708	129	1,453
Trustees’ and Chief Compliance Officer’s fees	4	—	74
Other	444	173	1,366
Total Liabilities	120,118	13,593	6,611,624
Net Assets	$84,977,101	$2,073,183	$357,772,145
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	101

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2026 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Liquid Assets Money Market Fund	JPMorgan Securities Lending Money Market Fund	JPMorgan U.S. Government Money Market Fund
NET ASSETS:
Paid-in-Capital	$84,976,925	$2,073,172	$357,824,416
Total distributable earnings (loss)	176	11	(52,271)
Total Net Assets	$84,977,101	$2,073,183	$357,772,145
Net Assets:
Academy	$—	$—	$3,683,921
Agency	4,998,185	—	17,183,186
Agency SL	—	2,073,183	—
Capital	23,130,467	—	225,176,982
Digital	—	—	101,260
Empower	—	—	8,886,714
IM	—	—	19,084,837
Institutional Class	12,772,282	—	45,725,680
Investor	5,913	—	657,887
Morgan	9,390,410	—	16,816,173
Premier	34,666,598	—	20,332,658
Reserve	13,246	—	28,828
Service	—	—	94,019
Total	$84,977,101	$2,073,183	$357,772,145
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	—	—	3,684,459
Agency	4,998,164	—	17,185,697
Agency SL	—	2,073,202	—
Capital	23,130,372	—	225,209,865
Digital	—	—	101,275
Empower	—	—	8,888,010
IM	—	—	19,087,625
Institutional Class	12,772,230	—	45,732,359
Investor	5,913	—	657,983
Morgan	9,390,371	—	16,818,631
Premier	34,666,456	—	20,335,627
Reserve	13,246	—	28,833
Service	—	—	94,032
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$67,903,802	$964,489	$179,583,981
Cost of repurchase agreements	15,417,000	1,119,088	169,358,563
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Money Market Funds	August 31, 2026

	JPMorgan U.S. Treasury Plus Money Market Fund	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$30,473,001	$8,153,121	$366,494,742
Repurchase agreements, at value	28,055,000	—	—
Cash	2,782,008	212,774	9,837,958
Receivables:
Interest from non-affiliates	161,036	10,203	295,186
Other assets	—	—	651
Total Assets	61,471,045	8,376,098	376,628,537
LIABILITIES:
Payables:
Distributions	108,904	11,511	777,250
Investment securities purchased	1,248,574	496,737	27,594,732
Accrued liabilities:
Investment advisory fees	4,424	532	22,137
Administration fees	1,532	184	8,088
Distribution fees	634	31	920
Service fees	6,136	1,081	26,508
Custodian and accounting fees	372	69	1,474
Trustees’ and Chief Compliance Officer’s fees	—	1	77
Other	576	95	75
Total Liabilities	1,371,152	510,241	28,431,261
Net Assets	$60,099,893	$7,865,857	$348,197,276
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	103

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2026 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan U.S. Treasury Plus Money Market Fund	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund
NET ASSETS:
Paid-in-Capital	$60,099,809	$7,865,735	$348,196,745
Total distributable earnings (loss)	84	122	531
Total Net Assets	$60,099,893	$7,865,857	$348,197,276
Net Assets:
Academy	$828,980	$—	$550,946
Agency	4,845,495	515,857	19,372,398
Capital	29,038,493	—	212,907,376
Empower	149,935	—	1,439,899
IM	791,312	—	1,985,130
Institutional Class	13,318,309	4,963,113	79,537,043
Investor	14,971	—	—
Morgan	6,520,020	360,253	8,015,778
Premier	3,966,211	2,026,634	23,251,414
Reserve	626,167	—	1,137,292
Total	$60,099,893	$7,865,857	$348,197,276
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	828,978	—	550,945
Agency	4,845,488	515,849	19,372,364
Capital	29,038,454	—	212,906,996
Empower	149,935	—	1,439,896
IM	791,311	—	1,985,126
Institutional Class	13,318,291	4,963,032	79,536,901
Investor	14,971	—	—
Morgan	6,520,012	360,247	8,015,764
Premier	3,966,205	2,026,601	23,251,373
Reserve	626,166	—	1,137,290
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$30,473,001	$8,153,121	$366,494,742
Cost of repurchase agreements	28,055,000	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Money Market Funds	August 31, 2026

	JPMorgan Tax Free Money Market Fund	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$10,065,081	$2,858,786	$193,977	$1,629,732
Cash	27	2,947	—	15
Receivables:
Investment securities sold	—	—	—	2,400
Investment securities sold — delayed delivery securities	405	1,140	1,055	730
Interest from non-affiliates	45,773	13,579	760	8,015
Total Assets	10,111,286	2,876,452	195,792	1,640,892
LIABILITIES:
Payables:
Due to custodian	—	—	24	—
Distributions	16,043	1,967	253	2,702
Investment securities purchased	11,404	—	—	—
Investment securities purchased — delayed delivery securities	20,809	8,153	—	1,850
Accrued liabilities:
Investment advisory fees	708	201	2	111
Administration fees	245	70	—	38
Distribution fees	128	8	— (a)	4
Service fees	1,196	382	21	165
Custodian and accounting fees	88	38	19	26
Trustees’ and Chief Compliance Officer’s fees	— (a)	—	— (a)	—
Other	196	92	28	35
Total Liabilities	50,817	10,911	347	4,931
Net Assets	$10,060,469	$2,865,541	$195,445	$1,635,961

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	105

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2026 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Tax Free Money Market Fund	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
NET ASSETS:
Paid-in-Capital	$10,060,234	$2,865,399	$195,448	$1,635,920
Total distributable earnings (loss)	235	142	(3)	41
Total Net Assets	$10,060,469	$2,865,541	$195,445	$1,635,961
Net Assets:
Agency	$407,799	$207,442	$14,349	$161,413
Institutional Class	7,802,924	1,792,731	135,361	1,226,005
Morgan	128,677	93,799	4,401	48,523
Premier	1,190,377	771,559	41,324	199,190
Reserve	530,692	—	—	820
Service	—	10	10	10
Total	$10,060,469	$2,865,541	$195,445	$1,635,961
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Agency	407,767	207,421	14,341	161,404
Institutional Class	7,802,303	1,792,549	135,287	1,225,943
Morgan	128,667	93,790	4,398	48,520
Premier	1,190,283	771,482	41,300	199,180
Reserve	530,650	—	—	820
Service	—	10	10	10
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$10,065,081	$2,858,786	$193,977	$1,629,732
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Money Market Funds	August 31, 2026

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2026 (Unaudited)
(Amounts in thousands)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,779,285	$33,884
Interest income from affiliates	38,073	—
Total investment income	1,817,358	33,884
EXPENSES:
Investment advisory fees	37,691	1,111
Administration fees	13,360	394
Distribution fees (See Note 4)	4	—
Service fees (See Note 4)	29,245	371
Custodian and accounting fees	925	90
Interest expense to affiliates	—	4
Professional fees	244	32
Trustees’ and Chief Compliance Officer’s fees	111	16
Printing and mailing costs	46	15
Registration and filing fees	433	71
Transfer agency fees (See Note 2.F.)	719	66
Other	213	85
Total expenses	82,991	2,255
Less fees waived	(392)	(88)
Less expense reimbursements	(9)	—
Net expenses	82,590	2,167
Net investment income (loss)	1,734,768	31,717
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	103	26
Change in net unrealized appreciation/depreciation on investments in non-affiliates	(20,346)	—
Net realized/unrealized gains (losses)	(20,243)	26
Change in net assets resulting from operations	$1,714,525	$31,743
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	107

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2026 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan Liquid Assets Money Market Fund	JPMorgan Securities Lending Money Market Fund	JPMorgan U.S. Government Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,595,244	$55,309	$6,151,298
Interest income from affiliates	37,672	2	216,427
Income from interfund lending (net)	221	—	—
Total investment income	1,633,137	55,311	6,367,725
EXPENSES:
Investment advisory fees	33,944	1,199	137,706
Administration fees	12,029	425	48,790
Distribution fees (See Note 4)	4,759	—	8,710
Service fees (See Note 4)	85,029	—	153,251
Custodian and accounting fees	806	—	1,577
Professional fees	227	33	693
Trustees’ and Chief Compliance Officer’s fees	99	15	403
Printing and mailing costs	452	15	751
Registration and filing fees	1,605	27	1,025
Transfer agency fees (See Note 2.F.)	492	15	1,832
Other	108	22	378
Total expenses	139,550	1,751	355,116
Less fees waived	(666)	(852)	(5,296)
Net expenses	138,884	899	349,820
Net investment income (loss)	1,494,253	54,412	6,017,905
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	80	12	4,507
Change in net assets resulting from operations	$1,494,333	$54,424	$6,022,412
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Money Market Funds	August 31, 2026

	JPMorgan U.S. Treasury Plus Money Market Fund	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,160,083	$142,362	$5,828,132
Interest income from affiliates	31,267	5,162	140,257
Total investment income	1,191,350	147,524	5,968,389
EXPENSES:
Investment advisory fees	25,699	3,194	128,597
Administration fees	9,104	1,132	45,547
Distribution fees (See Note 4)	3,593	182	5,154
Service fees (See Note 4)	35,528	6,672	150,182
Custodian and accounting fees	496	81	1,579
Professional fees	166	44	623
Trustees’ and Chief Compliance Officer’s fees	77	21	376
Printing and mailing costs	65	43	158
Registration and filing fees	491	87	693
Transfer agency fees (See Note 2.F.)	347	56	1,544
Other	129	32	352
Total expenses	75,695	11,544	334,805
Less fees waived	(340)	(199)	(6,804)
Net expenses	75,355	11,345	328,001
Net investment income (loss)	1,115,995	136,179	5,640,388
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	93	85	483
Change in net assets resulting from operations	$1,116,088	$136,264	$5,640,871
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	109

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2026 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan Tax Free Money Market Fund	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$133,424	$37,783	$2,364	$22,006
Interest income from affiliates	1	2	—	—
Total investment income	133,425	37,785	2,364	22,006
EXPENSES:
Investment advisory fees	4,278	1,192	82	703
Administration fees	1,516	422	29	249
Distribution fees (See Note 4)	761	48	2	24
Service fees (See Note 4)	7,364	2,416	157	1,193
Custodian and accounting fees	156	65	25	50
Interest expense to affiliates	16	8	— (a)	7
Professional fees	59	35	27	32
Trustees’ and Chief Compliance Officer’s fees	23	15	13	14
Printing and mailing costs	22	72	13	13
Registration and filing fees	98	139	34	41
Transfer agency fees (See Note 2.F.)	60	19	5	19
Other	32	6	4	7
Total expenses	14,385	4,437	391	2,352
Less fees waived	(294)	(231)	(109)	(135)
Less expense reimbursements	—	— (a)	— (a)	—
Net expenses	14,091	4,206	282	2,217
Net investment income (loss)	119,334	33,579	2,082	19,789
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	88	86	4	45
Change in net assets resulting from operations	$119,422	$33,665	$2,086	$19,834

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Money Market Funds	August 31, 2026

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,734,768	$3,642,647	$31,717	$61,113
Net realized gain (loss)	103	423	26	98
Change in net unrealized appreciation/depreciation	(20,346)	(3,817)	—	—
Change in net assets resulting from operations	1,714,525	3,639,253	31,743	61,211
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	(18,847)	(41,711)	—	—
Agency	(58,549)	(123,036)	(479)	(1,612)
Capital	(1,002,841)	(2,032,420)	(8,618)	(9,966)
Empower	(12,390)	(27,960)	—	—
IM	(304,980)	(546,807)	(19,353)	(40,053)
Institutional Class	(280,064)	(736,046)	(3,268)	(9,492)
Morgan	(8,435)	(23,363)	—	—
Premier	(48,614)	(111,196)	—	—
Reserve	(49)	(108)	—	—
Total distributions to shareholders	(1,734,769)	(3,642,647)	(31,718)	(61,123)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(7,743,401)	11,978,993	(142,717)	978,219
NET ASSETS:
Change in net assets	(7,763,645)	11,975,599	(142,692)	978,307
Beginning of period	99,955,380	87,979,781	2,954,314	1,976,007
End of period	$92,191,735	$99,955,380	$2,811,622	$2,954,314
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	111

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Liquid Assets Money Market Fund		JPMorgan Securities Lending Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,494,253	$3,214,054	$54,412	$78,284
Net realized gain (loss)	80	162	12	3
Change in net assets resulting from operations	1,494,333	3,214,216	54,424	78,287
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(91,232)	(190,510)	—	—
Agency SL	—	—	(54,411)	(78,305)
Capital	(409,926)	(829,378)	—	—
Institutional Class	(236,319)	(483,696)	—	—
Investor	(109)	(354)	—	—
Morgan	(155,511)	(351,745)	—	—
Premier	(600,923)	(1,357,830)	—	—
Reserve	(233)	(599)	—	—
Total distributions to shareholders	(1,494,253)	(3,214,112)	(54,411)	(78,305)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	359,674	8,350,143	(926,968)	1,645,056
NET ASSETS:
Change in net assets	359,754	8,350,247	(926,955)	1,645,038
Beginning of period	84,617,347	76,267,100	3,000,138	1,355,100
End of period	$84,977,101	$84,617,347	$2,073,183	$3,000,138
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Money Market Funds	August 31, 2026

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$6,017,905	$12,409,241	$1,115,995	$2,042,789
Net realized gain (loss)	4,507	13,920	93	1,027
Change in net assets resulting from operations	6,022,412	12,423,161	1,116,088	2,043,816
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	(78,660)	(175,529)	(6,586)	(11,805)
Agency	(272,773)	(649,193)	(74,384)	(133,349)
Capital	(3,806,919)	(7,589,120)	(617,599)	(906,445)
Digital (a)	(1,726)	(953)	—	—
Empower	(180,026)	(412,768)	(13,557)	(7,478)
IM	(312,952)	(514,481)	(14,711)	(19,602)
Institutional Class	(738,194)	(1,684,539)	(224,128)	(584,219)
Investor	(15,190)	(119,948)	(428)	(657)
Morgan	(263,089)	(559,271)	(88,211)	(174,367)
Premier	(346,586)	(697,729)	(66,793)	(185,182)
Reserve	(493)	(1,209)	(9,598)	(19,684)
Service	(1,297)	(4,501)	—	—
Total distributions to shareholders	(6,017,905)	(12,409,241)	(1,115,995)	(2,042,788)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	19,833,974	33,443,113	1,838,624	11,275,966
NET ASSETS:
Change in net assets	19,838,481	33,457,033	1,838,717	11,276,994
Beginning of period	337,933,664	304,476,631	58,261,176	46,984,182
End of period	$357,772,145	$337,933,664	$60,099,893	$58,261,176

(a)
Commencement of offering of class of shares effective October 30, 2025 for JPMorgan U.S. Government Money Market Fund.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	113

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$136,179	$323,088	$5,640,388	$10,263,959
Net realized gain (loss)	85	88	483	2,426
Change in net assets resulting from operations	136,264	323,176	5,640,871	10,266,385
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	—	—	(16,893)	(13,534)
Agency	(9,021)	(23,501)	(321,863)	(676,379)
Capital	—	—	(3,398,319)	(5,723,399)
Empower	—	—	(22,596)	(40,342)
IM	—	—	(5,978)	(5,131)
Institutional Class	(87,167)	(200,916)	(1,362,164)	(2,712,392)
Morgan	(5,675)	(13,388)	(115,945)	(249,806)
Premier	(34,316)	(85,386)	(378,594)	(804,418)
Reserve	—	—	(18,036)	(38,558)
Total distributions to shareholders	(136,179)	(323,191)	(5,640,388)	(10,263,959)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(53,339)	(678,881)	45,974,708	58,983,213
NET ASSETS:
Change in net assets	(53,254)	(678,896)	45,975,191	58,985,639
Beginning of period	7,919,111	8,598,007	302,222,085	243,236,446
End of period	$7,865,857	$7,919,111	$348,197,276	$302,222,085
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Money Market Funds	August 31, 2026

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$119,334	$274,600	$33,579	$68,435
Net realized gain (loss)	88	494	86	131
Change in net assets resulting from operations	119,422	275,094	33,665	68,566
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(4,319)	(9,352)	(2,375)	(4,724)
Institutional Class	(96,202)	(222,341)	(22,343)	(45,928)
Morgan	(1,218)	(1,918)	(942)	(1,994)
Premier	(12,503)	(29,310)	(7,919)	(15,846)
Reserve	(5,092)	(11,935)	—	—
Service	—	—	— (a)	(24)
Total distributions to shareholders	(119,334)	(274,856)	(33,579)	(68,516)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(448,743)	(911,250)	59,841	403,401
NET ASSETS:
Change in net assets	(448,655)	(911,012)	59,927	403,451
Beginning of period	10,509,124	11,420,136	2,805,614	2,402,163
End of period	$10,060,469	$10,509,124	$2,865,541	$2,805,614

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	115

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,082	$5,791	$19,789	$45,987
Net realized gain (loss)	4	41	45	30
Change in net assets resulting from operations	2,086	5,832	19,834	46,017
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(149)	(386)	(1,856)	(4,857)
Institutional Class	(1,474)	(3,749)	(15,275)	(34,307)
Morgan	(41)	(85)	(433)	(940)
Premier	(418)	(1,588)	(2,217)	(5,864)
Reserve	—	—	(8)	(24)
Service	— (a)	(17)	— (a)	(4)
Total distributions to shareholders	(2,082)	(5,825)	(19,789)	(45,996)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(27,895)	(94,188)	(135,020)	(120,980)
NET ASSETS:
Change in net assets	(27,891)	(94,181)	(134,975)	(120,959)
Beginning of period	223,336	317,517	1,770,936	1,891,895
End of period	$195,445	$223,336	$1,635,961	$1,770,936

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Money Market Funds	August 31, 2026

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$649,712	$1,291,007	$—	$—
Distributions reinvested	15,437	30,603	—	—
Cost of shares redeemed	(377,726)	(1,458,050)	—	—
Change in net assets resulting from Academy capital transactions	287,423	(136,440)	—	—
Agency
Proceeds from shares issued	6,441,708	9,770,252	51,797	150,638
Distributions reinvested	11,068	29,719	27	103
Cost of shares redeemed	(6,577,170)	(9,353,747)	(49,636)	(174,294)
Change in net assets resulting from Agency capital transactions	(124,394)	446,224	2,188	(23,553)
Capital
Proceeds from shares issued	80,974,619	183,873,606	2,088,458	1,607,400
Distributions reinvested	538,144	1,069,723	1,383	2,355
Cost of shares redeemed	(85,198,536)	(173,441,094)	(1,805,952)	(1,530,719)
Change in net assets resulting from Capital capital transactions	(3,685,773)	11,502,235	283,889	79,036
Empower
Proceeds from shares issued	1,732,855	2,532,258	—	—
Distributions reinvested	9,572	21,988	—	—
Cost of shares redeemed	(1,861,764)	(2,422,065)	—	—
Change in net assets resulting from Empower capital transactions	(119,337)	132,181	—	—
IM
Proceeds from shares issued	86,419,368	117,132,108	5,470,966	11,812,529
Distributions reinvested	8,313	16,106	—	—
Cost of shares redeemed	(87,153,629)	(116,135,868)	(5,943,848)	(10,870,547)
Change in net assets resulting from IM capital transactions	(725,948)	1,012,346	(472,882)	941,982
Institutional Class
Proceeds from shares issued	32,562,782	82,043,466	611,573	1,729,491
Distributions reinvested	70,442	166,276	321	1,747
Cost of shares redeemed	(35,713,030)	(83,020,206)	(567,806)	(1,750,484)
Change in net assets resulting from Institutional Class capital transactions	(3,079,806)	(810,464)	44,088	(19,246)
Morgan
Proceeds from shares issued	288,835	1,179,539	—	—
Distributions reinvested	5,123	13,562	—	—
Cost of shares redeemed	(527,503)	(1,214,836)	—	—
Change in net assets resulting from Morgan capital transactions	(233,545)	(21,735)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	117

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CAPITAL TRANSACTIONS: (continued)
Premier
Proceeds from shares issued	$3,315,809	$6,103,877	$—	$—
Distributions reinvested	5,800	13,849	—	—
Cost of shares redeemed	(3,383,677)	(6,263,213)	—	—
Change in net assets resulting from Premier capital transactions	(62,068)	(145,487)	—	—
Reserve
Proceeds from shares issued	48	168	—	—
Distributions reinvested	12	26	—	—
Cost of shares redeemed	(13)	(61)	—	—
Change in net assets resulting from Reserve capital transactions	47	133	—	—
Total change in net assets resulting from capital transactions	$(7,743,401)	$11,978,993	$(142,717)	$978,219
SHARE TRANSACTIONS:
Academy
Issued	649,665	1,290,685	—	—
Reinvested	15,436	30,598	—	—
Redeemed	(377,683)	(1,457,596)	—	—
Change in Academy Shares	287,418	(136,313)	—	—
Agency
Issued	6,436,783	9,760,776	51,782	150,606
Reinvested	11,059	29,691	27	103
Redeemed	(6,572,128)	(9,344,747)	(49,622)	(174,258)
Change in Agency Shares	(124,286)	445,720	2,187	(23,549)
Capital
Issued	80,964,595	183,815,563	2,087,811	1,606,880
Reinvested	538,090	1,069,404	1,382	2,354
Redeemed	(85,188,530)	(173,386,651)	(1,805,380)	(1,530,224)
Change in Capital Shares	(3,685,845)	11,498,316	283,813	79,010
Empower
Issued	1,732,749	2,531,519	—	—
Reinvested	9,571	21,982	—	—
Redeemed	(1,861,606)	(2,421,356)	—	—
Change in Empower Shares	(119,286)	132,145	—	—
IM
Issued	86,409,494	117,090,977	5,470,065	11,811,322
Reinvested	8,312	16,101	—	—
Redeemed	(87,142,959)	(116,095,491)	(5,942,957)	(10,869,436)
Change in IM Shares	(725,153)	1,011,587	(472,892)	941,886
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Money Market Funds	August 31, 2026

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
SHARE TRANSACTIONS: (continued)
Institutional Class
Issued	32,557,118	82,013,693	611,444	1,729,144
Reinvested	70,430	166,213	321	1,747
Redeemed	(35,706,814)	(82,989,721)	(567,683)	(1,750,131)
Change in Institutional Class Shares	(3,079,266)	(809,815)	44,082	(19,240)
Morgan
Issued	288,453	1,177,756	—	—
Reinvested	5,117	13,541	—	—
Redeemed	(526,798)	(1,212,991)	—	—
Change in Morgan Shares	(233,228)	(21,694)	—	—
Premier
Issued	3,314,874	6,100,961	—	—
Reinvested	5,798	13,843	—	—
Redeemed	(3,382,748)	(6,260,207)	—	—
Change in Premier Shares	(62,076)	(145,403)	—	—
Reserve
Issued	48	168	—	—
Reinvested	12	26	—	—
Redeemed	(13)	(61)	—	—
Change in Reserve Shares	47	133	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	119

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Liquid Assets Money Market Fund		JPMorgan Securities Lending Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$4,886,724	$9,490,770	$—	$—
Distributions reinvested	19,377	41,242	—	—
Cost of shares redeemed	(5,052,708)	(8,913,733)	—	—
Change in net assets resulting from Agency capital transactions	(146,607)	618,279	—	—
Agency SL
Proceeds from shares issued	—	—	24,663,684	33,250,064
Cost of shares redeemed	—	—	(25,590,652)	(31,605,008)
Change in net assets resulting from Agency SL capital transactions	—	—	(926,968)	1,645,056
Capital
Proceeds from shares issued	16,034,107	29,583,523	—	—
Distributions reinvested	256,747	539,442	—	—
Cost of shares redeemed	(15,027,807)	(26,700,944)	—	—
Change in net assets resulting from Capital capital transactions	1,263,047	3,422,021	—	—
Institutional Class
Proceeds from shares issued	10,789,602	20,729,429	—	—
Distributions reinvested	30,158	62,399	—	—
Cost of shares redeemed	(11,163,230)	(19,050,272)	—	—
Change in net assets resulting from Institutional Class capital transactions	(343,470)	1,741,556	—	—
Investor
Proceeds from shares issued	241	2,341	—	—
Distributions reinvested	109	354	—	—
Cost of shares redeemed	(1,730)	(5,780)	—	—
Change in net assets resulting from Investor capital transactions	(1,380)	(3,085)	—	—
Morgan
Proceeds from shares issued	4,062,197	8,914,417	—	—
Distributions reinvested	155,084	350,856	—	—
Cost of shares redeemed	(4,247,476)	(8,906,249)	—	—
Change in net assets resulting from Morgan capital transactions	(30,195)	359,024	—	—
Premier
Proceeds from shares issued	19,843,212	42,499,263	—	—
Distributions reinvested	471,347	1,082,630	—	—
Cost of shares redeemed	(20,694,303)	(41,370,309)	—	—
Change in net assets resulting from Premier capital transactions	(379,744)	2,211,584	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Money Market Funds	August 31, 2026

	JPMorgan Liquid Assets Money Market Fund		JPMorgan Securities Lending Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CAPITAL TRANSACTIONS: (continued)
Reserve
Proceeds from shares issued	$2,015	$11,014	$—	$—
Distributions reinvested	233	597	—	—
Cost of shares redeemed	(4,225)	(10,847)	—	—
Change in net assets resulting from Reserve capital transactions	(1,977)	764	—	—
Total change in net assets resulting from capital transactions	$359,674	$8,350,143	$(926,968)	$1,645,056
SHARE TRANSACTIONS:
Agency
Issued	4,886,721	9,490,765	—	—
Reinvested	19,377	41,242	—	—
Redeemed	(5,052,705)	(8,913,728)	—	—
Change in Agency Shares	(146,607)	618,279	—	—
Agency SL
Issued	—	—	24,663,684	33,250,064
Redeemed	—	—	(25,590,652)	(31,605,008)
Change in Agency SL Shares	—	—	(926,968)	1,645,056
Capital
Issued	16,034,092	29,583,507	—	—
Reinvested	256,747	539,442	—	—
Redeemed	(15,027,797)	(26,700,930)	—	—
Change in Capital Shares	1,263,042	3,422,019	—	—
Institutional Class
Issued	10,789,595	20,729,417	—	—
Reinvested	30,158	62,399	—	—
Redeemed	(11,163,222)	(19,050,262)	—	—
Change in Institutional Class Shares	(343,469)	1,741,554	—	—
Investor
Issued	240	2,341	—	—
Reinvested	109	354	—	—
Redeemed	(1,730)	(5,780)	—	—
Change in Investor Shares	(1,381)	(3,085)	—	—
Morgan
Issued	4,062,194	8,914,414	—	—
Reinvested	155,084	350,856	—	—
Redeemed	(4,247,473)	(8,906,245)	—	—
Change in Morgan Shares	(30,195)	359,025	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	121

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Liquid Assets Money Market Fund		JPMorgan Securities Lending Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
SHARE TRANSACTIONS: (continued)
Premier
Issued	19,843,205	42,499,252	—	—
Reinvested	471,347	1,082,630	—	—
Redeemed	(20,694,293)	(41,370,294)	—	—
Change in Premier Shares	(379,741)	2,211,588	—	—
Reserve
Issued	2,015	11,014	—	—
Reinvested	233	597	—	—
Redeemed	(4,224)	(10,847)	—	—
Change in Reserve Shares	(1,976)	764	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Money Market Funds	August 31, 2026

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$80,065,797	$41,869,551	$6,152,355	$7,696,040
Distributions reinvested	54,417	132,399	5,362	10,815
Cost of shares redeemed	(80,095,422)	(44,860,527)	(5,561,371)	(8,256,809)
Change in net assets resulting from Academy capital transactions	24,792	(2,858,577)	596,346	(549,954)
Agency
Proceeds from shares issued	958,962,361	1,908,807,268	84,123,812	169,668,221
Distributions reinvested	48,549	125,837	6,769	15,898
Cost of shares redeemed	(957,700,249)	(1,909,101,802)	(83,091,010)	(168,972,051)
Change in net assets resulting from Agency capital transactions	1,310,661	(168,697)	1,039,571	712,068
Capital
Proceeds from shares issued	1,363,902,466	2,190,548,213	129,469,042	205,647,667
Distributions reinvested	1,630,107	3,358,706	294,450	369,646
Cost of shares redeemed	(1,345,759,071)	(2,170,600,069)	(132,142,437)	(193,799,571)
Change in net assets resulting from Capital capital transactions	19,773,502	23,306,850	(2,378,945)	12,217,742
Digital (a)
Proceeds from shares issued	415,813	275,449	—	—
Distributions reinvested	— (b)	—	—	—
Cost of shares redeemed	(414,922)	(175,083)	—	—
Change in net assets resulting from Digital capital transactions	891	100,366	—	—
Empower
Proceeds from shares issued	68,499,573	109,563,708	1,156,160	443,001
Distributions reinvested	127,375	290,890	13,442	7,467
Cost of shares redeemed	(70,782,073)	(108,211,498)	(1,385,174)	(208,850)
Change in net assets resulting from Empower capital transactions	(2,155,125)	1,643,100	(215,572)	241,618
IM
Proceeds from shares issued	90,930,826	99,375,558	2,685,301	3,124,560
Distributions reinvested	91,978	58,425	11,090	13,451
Cost of shares redeemed	(89,951,030)	(92,878,947)	(2,460,682)	(2,886,771)
Change in net assets resulting from IM capital transactions	1,071,774	6,555,036	235,709	251,240

(a)
Commencement of offering of class of shares effective October 30, 2025 for JPMorgan U.S. Government Money Market Fund.
(b)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	123

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CAPITAL TRANSACTIONS: (continued)
Institutional Class
Proceeds from shares issued	$246,162,975	$522,200,829	$49,810,629	$82,598,012
Distributions reinvested	277,584	576,212	97,488	282,038
Cost of shares redeemed	(245,013,921)	(522,545,515)	(48,491,950)	(84,415,296)
Change in net assets resulting from Institutional Class capital transactions	1,426,638	231,526	1,416,167	(1,535,246)
Investor
Proceeds from shares issued	988	4,900,396	449,634	126,838
Distributions reinvested	15,189	119,947	92	254
Cost of shares redeemed	(743,563)	(7,191,857)	(457,066)	(120,293)
Change in net assets resulting from Investor capital transactions	(727,386)	(2,171,514)	(7,340)	6,799
Morgan
Proceeds from shares issued	1,667,026,785	2,943,303,491	607,983,547	977,132,548
Distributions reinvested	47,532	113,084	8,972	20,636
Cost of shares redeemed	(1,667,303,763)	(2,941,125,429)	(606,659,802)	(976,270,394)
Change in net assets resulting from Morgan capital transactions	(229,446)	2,291,146	1,332,717	882,790
Premier
Proceeds from shares issued	102,034,261	209,146,567	4,810,829	14,434,892
Distributions reinvested	133,007	249,284	54,853	132,837
Cost of shares redeemed	(102,814,480)	(204,780,891)	(5,018,366)	(15,636,535)
Change in net assets resulting from Premier capital transactions	(647,212)	4,614,960	(152,684)	(1,068,806)
Reserve
Proceeds from shares issued	5,104	28,205	466,645	749,426
Distributions reinvested	491	1,204	9,598	19,684
Cost of shares redeemed	(16,439)	(21,357)	(503,588)	(651,395)
Change in net assets resulting from Reserve capital transactions	(10,844)	8,052	(27,345)	117,715
Service
Proceeds from shares issued	8,749	31,254	—	—
Distributions reinvested	1,297	4,501	—	—
Cost of shares redeemed	(14,317)	(144,890)	—	—
Change in net assets resulting from Service capital transactions	(4,271)	(109,135)	—	—
Total change in net assets resulting from capital transactions	$19,833,974	$33,443,113	$1,838,624	$11,275,966
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Money Market Funds	August 31, 2026

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
SHARE TRANSACTIONS:
Academy
Issued	80,055,298	41,864,613	6,152,348	7,696,000
Reinvested	54,417	132,399	5,362	10,815
Redeemed	(80,084,933)	(44,856,295)	(5,561,364)	(8,256,772)
Change in Academy Shares	24,782	(2,859,283)	596,346	(549,957)
Agency
Issued	958,958,559	1,908,799,929	84,123,806	169,668,193
Reinvested	48,549	125,837	6,769	15,898
Redeemed	(957,696,395)	(1,909,094,790)	(83,091,005)	(168,972,023)
Change in Agency Shares	1,310,713	(169,024)	1,039,570	712,068
Capital
Issued	1,363,888,385	2,190,524,301	129,469,019	205,647,594
Reinvested	1,630,107	3,358,706	294,450	369,646
Redeemed	(1,345,743,784)	(2,170,575,495)	(132,142,411)	(193,799,496)
Change in Capital Shares	19,774,708	23,307,512	(2,378,942)	12,217,744
Digital (a)
Issued	415,739	275,416	—	—
Reinvested	— (b)	—	—	—
Redeemed	(414,848)	(175,032)	—	—
Change in Digital Shares	891	100,384	—	—
Empower
Issued	68,496,222	109,558,823	1,156,157	443,000
Reinvested	127,375	290,890	13,442	7,467
Redeemed	(70,779,146)	(108,206,478)	(1,385,173)	(208,849)
Change in Empower Shares	(2,155,549)	1,643,235	(215,574)	241,618
IM
Issued	90,926,705	99,368,384	2,685,299	3,124,554
Reinvested	91,978	58,425	11,090	13,451
Redeemed	(89,946,920)	(92,870,828)	(2,460,680)	(2,886,765)
Change in IM Shares	1,071,763	6,555,981	235,709	251,240
Institutional Class
Issued	246,156,650	522,185,186	49,810,613	82,597,957
Reinvested	277,584	576,212	97,488	282,038
Redeemed	(245,007,812)	(522,530,804)	(48,491,935)	(84,415,245)
Change in Institutional Class Shares	1,426,422	230,594	1,416,166	(1,535,250)

(a)
Commencement of offering of class of shares effective October 30, 2025 for JPMorgan U.S. Government Money Market Fund.
(b)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	125

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
SHARE TRANSACTIONS: (continued)
Investor
Issued	821	4,898,880	449,634	126,838
Reinvested	15,189	119,947	92	254
Redeemed	(743,520)	(7,190,798)	(457,066)	(120,293)
Change in Investor Shares	(727,510)	(2,171,971)	(7,340)	6,799
Morgan
Issued	1,667,024,880	2,943,299,711	607,983,542	977,132,532
Reinvested	47,532	113,084	8,972	20,636
Redeemed	(1,667,302,045)	(2,941,121,524)	(606,659,797)	(976,270,373)
Change in Morgan Shares	(229,633)	2,291,271	1,332,717	882,795
Premier
Issued	102,030,123	209,137,824	4,810,824	14,434,875
Reinvested	133,007	249,284	54,853	132,837
Redeemed	(102,810,623)	(204,771,587)	(5,018,362)	(15,636,517)
Change in Premier Shares	(647,493)	4,615,521	(152,685)	(1,068,805)
Reserve
Issued	5,099	28,197	466,646	749,421
Reinvested	491	1,204	9,598	19,684
Redeemed	(16,436)	(21,348)	(503,588)	(651,391)
Change in Reserve Shares	(10,846)	8,053	(27,344)	117,714
Service
Issued	8,737	31,206	—	—
Reinvested	1,297	4,501	—	—
Redeemed	(14,308)	(144,866)	—	—
Change in Service Shares	(4,274)	(109,159)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Money Market Funds	August 31, 2026

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$—	$—	$6,381,872	$1,494,837
Distributions reinvested	—	—	7,543	12,275
Cost of shares redeemed	—	—	(6,287,204)	(1,088,486)
Change in net assets resulting from Academy capital transactions	—	—	102,211	418,626
Agency
Proceeds from shares issued	389,519	1,024,685	405,360,453	773,856,339
Distributions reinvested	826	2,554	46,118	100,545
Cost of shares redeemed	(408,559)	(1,104,318)	(404,504,130)	(771,983,302)
Change in net assets resulting from Agency capital transactions	(18,214)	(77,079)	902,441	1,973,582
Capital
Proceeds from shares issued	—	—	308,945,671	440,032,372
Distributions reinvested	—	—	850,645	1,357,518
Cost of shares redeemed	—	—	(271,240,836)	(395,723,309)
Change in net assets resulting from Capital capital transactions	—	—	38,555,480	45,666,581
Empower
Proceeds from shares issued	—	—	1,337,109	1,559,775
Distributions reinvested	—	—	21,803	38,592
Cost of shares redeemed	—	—	(1,332,090)	(1,260,216)
Change in net assets resulting from Empower capital transactions	—	—	26,822	338,151
IM
Proceeds from shares issued	—	—	2,616,809	500,801
Distributions reinvested	—	—	3,463	4,975
Cost of shares redeemed	—	—	(762,900)	(481,337)
Change in net assets resulting from IM capital transactions	—	—	1,857,372	24,439
Institutional Class
Proceeds from shares issued	5,199,463	10,702,702	148,309,160	241,744,024
Distributions reinvested	35,328	66,313	173,585	355,036
Cost of shares redeemed	(5,112,649)	(11,175,662)	(145,354,219)	(233,792,658)
Change in net assets resulting from Institutional Class capital transactions	122,142	(406,647)	3,128,526	8,306,402
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	127

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CAPITAL TRANSACTIONS: (continued)
Morgan
Proceeds from shares issued	$160,835	$408,144	$649,491,558	$1,181,375,748
Distributions reinvested	5,593	13,281	26,044	58,386
Cost of shares redeemed	(168,666)	(415,379)	(648,851,057)	(1,180,944,205)
Change in net assets resulting from Morgan capital transactions	(2,238)	6,046	666,545	489,929
Premier
Proceeds from shares issued	935,194	2,575,079	39,430,006	66,183,629
Distributions reinvested	25,466	62,629	162,377	349,022
Cost of shares redeemed	(1,115,689)	(2,838,909)	(38,738,038)	(64,905,086)
Change in net assets resulting from Premier capital transactions	(155,029)	(201,201)	854,345	1,627,565
Reserve
Proceeds from shares issued	—	—	3,886,927	7,852,011
Distributions reinvested	—	—	300	641
Cost of shares redeemed	—	—	(4,006,261)	(7,714,714)
Change in net assets resulting from Reserve capital transactions	—	—	(119,034)	137,938
Total change in net assets resulting from capital transactions	$(53,339)	$(678,881)	$45,974,708	$58,983,213
SHARE TRANSACTIONS:
Academy
Issued	—	—	6,381,864	1,494,836
Reinvested	—	—	7,543	12,275
Redeemed	—	—	(6,287,196)	(1,088,483)
Change in Academy Shares	—	—	102,211	418,628
Agency
Issued	389,516	1,024,682	405,360,445	773,856,309
Reinvested	826	2,554	46,118	100,545
Redeemed	(408,557)	(1,104,313)	(404,504,120)	(771,983,271)
Change in Agency Shares	(18,215)	(77,077)	902,443	1,973,583
Capital
Issued	—	—	308,945,635	440,032,282
Reinvested	—	—	850,645	1,357,518
Redeemed	—	—	(271,240,811)	(395,723,213)
Change in Capital Shares	—	—	38,555,469	45,666,587
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Money Market Funds	August 31, 2026

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
SHARE TRANSACTIONS: (continued)
Empower
Issued	—	—	1,337,107	1,559,771
Reinvested	—	—	21,803	38,592
Redeemed	—	—	(1,332,088)	(1,260,214)
Change in Empower Shares	—	—	26,822	338,149
IM
Issued	—	—	2,616,807	500,800
Reinvested	—	—	3,463	4,975
Redeemed	—	—	(762,900)	(481,336)
Change in IM Shares	—	—	1,857,370	24,439
Institutional Class
Issued	5,199,456	10,702,686	148,309,142	241,743,961
Reinvested	35,328	66,313	173,585	355,036
Redeemed	(5,112,641)	(11,175,648)	(145,354,193)	(233,792,603)
Change in Institutional Class Shares	122,143	(406,649)	3,128,534	8,306,394
Morgan
Issued	160,833	408,142	649,491,552	1,181,375,723
Reinvested	5,593	13,281	26,044	58,386
Redeemed	(168,665)	(415,377)	(648,851,051)	(1,180,944,181)
Change in Morgan Shares	(2,239)	6,046	666,545	489,928
Premier
Issued	935,188	2,575,069	39,430,003	66,183,609
Reinvested	25,466	62,629	162,377	349,022
Redeemed	(1,115,682)	(2,838,897)	(38,738,031)	(64,905,064)
Change in Premier Shares	(155,028)	(201,199)	854,349	1,627,567
Reserve
Issued	—	—	3,886,925	7,852,006
Reinvested	—	—	300	641
Redeemed	—	—	(4,006,259)	(7,714,709)
Change in Reserve Shares	—	—	(119,034)	137,938
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	129

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$298,771	$599,745	$162,304	$348,839
Distributions reinvested	518	852	718	1,242
Cost of shares redeemed	(290,526)	(548,292)	(166,266)	(311,861)
Change in net assets resulting from Agency capital transactions	8,763	52,305	(3,244)	38,220
Institutional Class
Proceeds from shares issued	12,821,241	25,984,253	10,641,264	19,437,102
Distributions reinvested	6,709	16,194	13,889	27,538
Cost of shares redeemed	(13,272,858)	(26,826,415)	(10,662,996)	(19,158,231)
Change in net assets resulting from Institutional Class capital transactions	(444,908)	(825,968)	(7,843)	306,409
Morgan
Proceeds from shares issued	87,133	116,112	55,242	101,475
Distributions reinvested	1,209	1,904	928	1,928
Cost of shares redeemed	(58,346)	(101,311)	(56,693)	(96,745)
Change in net assets resulting from Morgan capital transactions	29,996	16,705	(523)	6,658
Premier
Proceeds from shares issued	675,848	1,548,566	541,761	1,079,500
Distributions reinvested	7,129	16,031	5,920	11,654
Cost of shares redeemed	(693,755)	(1,719,444)	(476,230)	(1,034,959)
Change in net assets resulting from Premier capital transactions	(10,778)	(154,847)	71,451	56,195
Reserve
Proceeds from shares issued	2,293,085	5,295,509	—	—
Distributions reinvested	137	575	—	—
Cost of shares redeemed	(2,325,038)	(5,295,529)	—	—
Change in net assets resulting from Reserve capital transactions	(31,816)	555	—	—
Service
Proceeds from shares issued	—	—	—	12
Distributions reinvested	—	—	— (a)	23
Cost of shares redeemed	—	—	—	(4,116)
Change in net assets resulting from Service capital transactions	—	—	— (a)	(4,081)
Total change in net assets resulting from capital transactions	$(448,743)	$(911,250)	$59,841	$403,401

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Money Market Funds	August 31, 2026

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
SHARE TRANSACTIONS:
Agency
Issued	298,744	599,718	162,286	348,814
Reinvested	518	852	718	1,242
Redeemed	(290,502)	(548,268)	(166,248)	(311,837)
Change in Agency Shares	8,760	52,302	(3,244)	38,219
Institutional Class
Issued	12,821,147	25,984,117	10,641,197	19,437,013
Reinvested	6,709	16,194	13,889	27,538
Redeemed	(13,272,756)	(26,826,273)	(10,662,921)	(19,158,146)
Change in Institutional Class Shares	(444,900)	(825,962)	(7,835)	306,405
Morgan
Issued	87,125	116,106	55,235	101,468
Reinvested	1,209	1,904	928	1,928
Redeemed	(58,341)	(101,306)	(56,686)	(96,737)
Change in Morgan Shares	29,993	16,704	(523)	6,659
Premier
Issued	675,798	1,548,509	541,708	1,079,436
Reinvested	7,129	16,031	5,920	11,654
Redeemed	(693,707)	(1,719,386)	(476,181)	(1,034,893)
Change in Premier Shares	(10,780)	(154,846)	71,447	56,197
Reserve
Issued	2,293,034	5,295,407	—	—
Reinvested	137	575	—	—
Redeemed	(2,324,986)	(5,295,431)	—	—
Change in Reserve Shares	(31,815)	551	—	—
Service
Issued	—	—	—	12
Reinvested	—	—	— (a)	23
Redeemed	—	—	—	(4,115)
Change in Service Shares	—	—	— (a)	(4,080)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	131

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$545	$7,885	$95,949	$305,863
Distributions reinvested	4	45	36	56
Cost of shares redeemed	(1,322)	(19,107)	(101,022)	(345,568)
Change in net assets resulting from Agency capital transactions	(773)	(11,177)	(5,037)	(39,649)
Institutional Class
Proceeds from shares issued	32,199	135,549	945,379	2,462,669
Distributions reinvested	225	864	366	527
Cost of shares redeemed	(54,665)	(163,106)	(1,053,410)	(2,478,837)
Change in net assets resulting from Institutional Class capital transactions	(22,241)	(26,693)	(107,665)	(15,641)
Morgan
Proceeds from shares issued	4,059	4,264	23,456	27,041
Distributions reinvested	26	77	363	795
Cost of shares redeemed	(3,204)	(5,179)	(15,009)	(33,492)
Change in net assets resulting from Morgan capital transactions	881	(838)	8,810	(5,656)
Premier
Proceeds from shares issued	8,902	123,021	87,419	323,284
Distributions reinvested	187	402	128	396
Cost of shares redeemed	(14,851)	(175,763)	(118,546)	(382,623)
Change in net assets resulting from Premier capital transactions	(5,762)	(52,340)	(30,999)	(58,943)
Reserve
Proceeds from shares issued	—	—	307	869
Distributions reinvested	—	—	8	24
Cost of shares redeemed	—	—	(444)	(1,301)
Change in net assets resulting from Reserve capital transactions	—	—	(129)	(408)
Service
Proceeds from shares issued	—	10	—	10
Distributions reinvested	— (a)	16	— (a)	4
Cost of shares redeemed	—	(3,166)	—	(697)
Change in net assets resulting from Service capital transactions	— (a)	(3,140)	— (a)	(683)
Total change in net assets resulting from capital transactions	$(27,895)	$(94,188)	$(135,020)	$(120,980)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Money Market Funds	August 31, 2026

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
SHARE TRANSACTIONS:
Agency
Issued	542	7,877	95,942	305,858
Reinvested	4	45	36	56
Redeemed	(1,320)	(19,097)	(101,017)	(345,563)
Change in Agency Shares	(774)	(11,175)	(5,039)	(39,649)
Institutional Class
Issued	32,190	135,501	945,369	2,462,659
Reinvested	225	864	366	527
Redeemed	(54,653)	(163,073)	(1,053,399)	(2,478,829)
Change in Institutional Class Shares	(22,238)	(26,708)	(107,664)	(15,643)
Morgan
Issued	4,056	4,261	23,454	27,040
Reinvested	26	77	363	795
Redeemed	(3,202)	(5,176)	(15,008)	(33,491)
Change in Morgan Shares	880	(838)	8,809	(5,656)
Premier
Issued	8,893	122,985	87,414	323,279
Reinvested	187	402	128	396
Redeemed	(14,843)	(175,716)	(118,540)	(382,617)
Change in Premier Shares	(5,763)	(52,329)	(30,998)	(58,942)
Reserve
Issued	—	—	307	869
Reinvested	—	—	8	24
Redeemed	—	—	(444)	(1,301)
Change in Reserve Shares	—	—	(129)	(408)
Service
Issued	—	10	—	10
Reinvested	— (a)	16	— (a)	4
Redeemed	—	(3,164)	—	(697)
Change in Service Shares	— (a)	(3,138)	— (a)	(683)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	133

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Prime Money Market Fund
Academy
Six Months Ended August 31, 2026 (Unaudited)	$1.0002	$0.0186	$(0.0002)	$0.0184	$(0.0186)
Year Ended February 28, 2026	1.0003	0.0414	(0.0001)	0.0413	(0.0414)
Year Ended February 28, 2025	1.0005	0.0501	(0.0002)	0.0499	(0.0501)
Year Ended February 29, 2024	1.0006	0.0527	(0.0001)	0.0526	(0.0527)
Year Ended February 28, 2023	1.0003	0.0240	0.0003	0.0243	(0.0240)
Year Ended February 28, 2022	1.0006	0.0007	(0.0003)	0.0004	(0.0007)
Agency
Six Months Ended August 31, 2026 (Unaudited)	1.0009	0.0181	(0.0002)	0.0179	(0.0181)
Year Ended February 28, 2026	1.0010	0.0405	(0.0001)	0.0404	(0.0405)
Year Ended February 28, 2025	1.0009	0.0492	0.0001	0.0493	(0.0492)
Year Ended February 29, 2024	1.0009	0.0518	— (e)	0.0518	(0.0518)
Year Ended February 28, 2023	1.0005	0.0231	0.0004	0.0235	(0.0231)
Year Ended February 28, 2022	1.0008	0.0001	(0.0003)	(0.0002)	(0.0001)
Capital
Six Months Ended August 31, 2026 (Unaudited)	1.0003	0.0186	(0.0002)	0.0184	(0.0186)
Year Ended February 28, 2026	1.0003	0.0414	— (e)	0.0414	(0.0414)
Year Ended February 28, 2025	1.0004	0.0501	(0.0001)	0.0500	(0.0501)
Year Ended February 29, 2024	1.0005	0.0527	(0.0001)	0.0526	(0.0527)
Year Ended February 28, 2023	1.0003	0.0240	0.0002	0.0242	(0.0240)
Year Ended February 28, 2022	1.0005	0.0007	(0.0002)	0.0005	(0.0007)
Empower
Six Months Ended August 31, 2026 (Unaudited)	1.0003	0.0186	(0.0002)	0.0184	(0.0186)
Year Ended February 28, 2026	1.0003	0.0414	— (e)	0.0414	(0.0414)
Year Ended February 28, 2025	1.0004	0.0501	(0.0001)	0.0500	(0.0501)
Year Ended February 29, 2024	1.0005	0.0526	(0.0001)	0.0525	(0.0526)
Year Ended February 28, 2023	1.0002	0.0240	0.0003	0.0243	(0.0240)
Year Ended February 28, 2022	1.0005	0.0007	(0.0003)	0.0004	(0.0007)
IM
Six Months Ended August 31, 2026 (Unaudited)	1.0003	0.0189	(0.0002)	0.0187	(0.0189)
Year Ended February 28, 2026	1.0004	0.0419	(0.0001)	0.0418	(0.0419)
Year Ended February 28, 2025	1.0005	0.0506	(0.0001)	0.0505	(0.0506)
Year Ended February 29, 2024	1.0005	0.0532	— (e)	0.0532	(0.0532)
Year Ended February 28, 2023	1.0003	0.0244	0.0002	0.0246	(0.0244)
Year Ended February 28, 2022	1.0006	0.0007	(0.0003)	0.0004	(0.0007)
Institutional Class
Six Months Ended August 31, 2026 (Unaudited)	1.0004	0.0184	(0.0003)	0.0181	(0.0184)
Year Ended February 28, 2026	1.0004	0.0410	— (e)	0.0410	(0.0410)
Year Ended February 28, 2025	1.0005	0.0497	(0.0001)	0.0496	(0.0497)
Year Ended February 29, 2024	1.0005	0.0523	— (e)	0.0523	(0.0523)
Year Ended February 28, 2023	1.0003	0.0237	0.0002	0.0239	(0.0237)
Year Ended February 28, 2022	1.0005	0.0005	(0.0002)	0.0003	(0.0005)
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Money Market Funds	August 31, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0000	1.85%	$1,199,859	0.17%	3.69%	0.17%
1.0002	4.21	912,616	0.17	4.16	0.17
1.0003	5.09	1,048,990	0.17 (d)	4.99	0.17
1.0005	5.38	786,157	0.18	5.23	0.18
1.0006	2.46	618,235	0.17 (d)	2.30	0.19
1.0003	0.04	918,415	0.10 (d)	0.07	0.19

1.0007	1.81	3,085,637	0.26	3.59	0.26
1.0009	4.11	3,210,709	0.26	4.04	0.27
1.0010	5.03	2,764,683	0.26	4.93	0.27
1.0009	5.30	3,279,975	0.26	5.19	0.28
1.0009	2.38	2,766,889	0.26	2.64	0.29
1.0005	(0.02)	1,403,993	0.16	0.01	0.29

1.0001	1.86	52,658,608	0.16	3.69	0.16
1.0003	4.22	56,356,157	0.17	4.12	0.17
1.0003	5.12	44,855,575	0.17 (d)	4.99	0.17
1.0004	5.38	42,797,560	0.17	5.26	0.18
1.0005	2.45	41,621,459	0.17 (d)	2.43	0.19
1.0003	0.05	40,505,885	0.10 (d)	0.07	0.18

1.0001	1.86	611,263	0.17	3.69	0.17
1.0003	4.22	730,722	0.17	4.12	0.17
1.0003	5.10	598,550	0.17 (d)	4.98	0.18
1.0004	5.38	463,298	0.18	5.28	0.18
1.0005	2.46	355,132	0.16 (d)	2.15	0.19
1.0002	0.04	564,948	0.10 (d)	0.07	0.20

1.0001	1.88	17,479,640	0.11	3.74	0.11
1.0003	4.26	18,208,845	0.12	4.17	0.12
1.0004	5.16	17,197,596	0.12 (d)	5.03	0.12
1.0005	5.45	13,307,523	0.13	5.36	0.13
1.0005	2.48	6,054,242	0.13 (d)	2.32	0.14
1.0003	0.04	9,524,945	0.10 (d)	0.07	0.13

1.0001	1.83	13,928,095	0.21	3.65	0.21
1.0004	4.17	17,011,387	0.21	4.10	0.22
1.0004	5.07	17,822,266	0.21 (d)	4.97	0.22
1.0005	5.36	18,483,874	0.21	5.24	0.23
1.0005	2.41	14,307,780	0.20 (d)	2.38	0.24
1.0003	0.03	14,794,803	0.12 (d)	0.05	0.23
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	135

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Prime Money Market Fund (continued)
Morgan
Six Months Ended August 31, 2026 (Unaudited)	$1.0015	$0.0169	$(0.0002)	$0.0167	$(0.0169)
Year Ended February 28, 2026	1.0015	0.0380	— (e)	0.0380	(0.0380)
Year Ended February 28, 2025	1.0011	0.0469	0.0004	0.0473	(0.0469)
Year Ended February 29, 2024	1.0010	0.0496	0.0001	0.0497	(0.0496)
Year Ended February 28, 2023	1.0007	0.0209	0.0003	0.0212	(0.0209)
Year Ended February 28, 2022	1.0011	0.0001	(0.0004)	(0.0003)	(0.0001)
Premier
Six Months Ended August 31, 2026 (Unaudited)	1.0005	0.0174	(0.0002)	0.0172	(0.0174)
Year Ended February 28, 2026	1.0005	0.0389	— (e)	0.0389	(0.0389)
Year Ended February 28, 2025	1.0006	0.0476	(0.0001)	0.0475	(0.0476)
Year Ended February 29, 2024	1.0007	0.0501	(0.0001)	0.0500	(0.0501)
Year Ended February 28, 2023	1.0004	0.0214	0.0003	0.0217	(0.0214)
Year Ended February 28, 2022	1.0007	0.0001	(0.0003)	(0.0002)	(0.0001)
Reserve
Six Months Ended August 31, 2026 (Unaudited)	1.0006	0.0159	(0.0002)	0.0157	(0.0159)
Year Ended February 28, 2026	1.0007	0.0361	(0.0001)	0.0360	(0.0361)
Year Ended February 28, 2025	1.0008	0.0448	(0.0001)	0.0447	(0.0448)
Year Ended February 29, 2024	1.0008	0.0474	— (e)	0.0474	(0.0474)
Year Ended February 28, 2023	1.0006	0.0192	0.0002	0.0194	(0.0192)
Year Ended February 28, 2022	1.0009	0.0001	(0.0003)	(0.0002)	(0.0001)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Academy	—	—	— *	—	0.01%	0.08%
Agency	—	—	— *	—	— *	0.10%
Capital	—	—	— *	—	0.01%	0.08%
Empower	—	—	0.01%	—	0.02%	0.08%
IM	—	—	— *	—	— *	0.04%
Institutional Class	—	—	— *	—	0.01%	0.09%
Morgan	—	—	— *	—	0.02%	0.34%
Premier	—	—	— *	—	0.01%	0.27%
Reserve	—	—	— *	—	0.05%	0.54%
* Amount rounds to less than 0.005%.

(e)	Amount rounds to less than $0.00005.
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Money Market Funds	August 31, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0013	1.68%	$465,605	0.51%	3.35%	0.51%
1.0015	3.87	699,282	0.51	3.80	0.51
1.0015	4.82	721,023	0.48 (d)	4.94	0.48
1.0011	5.08	4,175,385	0.48	5.00	0.48
1.0010	2.14	1,857,527	0.48 (d)	2.41	0.50
1.0007	(0.03)	877,230	0.17 (d)	0.01	0.50

1.0003	1.74	2,759,905	0.42	3.44	0.42
1.0005	3.96	2,822,585	0.42	3.89	0.42
1.0005	4.84	2,968,154	0.42 (d)	4.76	0.42
1.0006	5.12	3,008,674	0.43	5.02	0.43
1.0007	2.19	2,287,879	0.43 (d)	2.55	0.44
1.0004	(0.02)	1,007,946	0.16 (d)	0.01	0.44

1.0004	1.58	3,123	0.70	3.16	1.60
1.0006	3.66	3,077	0.70	3.60	1.64
1.0007	4.55	2,944	0.69 (d)	4.49	1.63
1.0008	4.84	3,271	0.70	4.74	1.56
1.0008	1.96	3,295	0.65 (d)	1.97	1.14
1.0006	(0.02)	2,852	0.16 (d)	0.01	2.42
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	137

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Institutional Tax Free Money Market Fund
Agency
Six Months Ended August 31, 2026 (Unaudited)	$1.0002	$0.0110	$0.0001	$0.0111	$(0.0110)	$—	$(0.0110)
Year Ended February 28, 2026	1.0002	0.0235	— (d)	0.0235	(0.0235)	—	(0.0235)
Year Ended February 28, 2025	1.0002	0.0291	— (d)	0.0291	(0.0291)	— (d)	(0.0291)
Year Ended February 29, 2024	1.0002	0.0310	— (d)	0.0310	(0.0310)	—	(0.0310)
Year Ended February 28, 2023	1.0003	0.0136	— (d)	0.0136	(0.0136)	(0.0001)	(0.0137)
Year Ended February 28, 2022	1.0005	0.0001	(0.0002)	(0.0001)	(0.0001)	— (d)	(0.0001)
Capital
Six Months Ended August 31, 2026 (Unaudited)	1.0003	0.0114	— (d)	0.0114	(0.0114)	—	(0.0114)
Year Ended February 28, 2026	1.0003	0.0243	— (d)	0.0243	(0.0243)	—	(0.0243)
Year Ended February 28, 2025	1.0003	0.0299	— (d)	0.0299	(0.0299)	— (d)	(0.0299)
Year Ended February 29, 2024	1.0002	0.0318	0.0001	0.0319	(0.0318)	—	(0.0318)
Year Ended February 28, 2023	1.0003	0.0144	— (d)	0.0144	(0.0144)	(0.0001)	(0.0145)
Year Ended February 28, 2022	1.0006	0.0002	(0.0003)	(0.0001)	(0.0002)	— (d)	(0.0002)
IM
Six Months Ended August 31, 2026 (Unaudited)	1.0001	0.0117	0.0001	0.0118	(0.0117)	—	(0.0117)
Year Ended February 28, 2026	1.0001	0.0248	— (d)	0.0248	(0.0248)	—	(0.0248)
Year Ended February 28, 2025	1.0001	0.0303	— (d)	0.0303	(0.0303)	— (d)	(0.0303)
Year Ended February 29, 2024	1.0002	0.0321	(0.0001)	0.0320	(0.0321)	—	(0.0321)
Year Ended February 28, 2023	1.0003	0.0147	— (d)	0.0147	(0.0147)	(0.0001)	(0.0148)
Year Ended February 28, 2022	1.0005	0.0002	(0.0002)	— (d)	(0.0002)	— (d)	(0.0002)
Institutional Class
Six Months Ended August 31, 2026 (Unaudited)	1.0002	0.0113	— (d)	0.0113	(0.0113)	—	(0.0113)
Year Ended February 28, 2026	1.0002	0.0240	— (d)	0.0240	(0.0240)	—	(0.0240)
Year Ended February 28, 2025	1.0002	0.0296	— (d)	0.0296	(0.0296)	— (d)	(0.0296)
Year Ended February 29, 2024	1.0002	0.0315	— (d)	0.0315	(0.0315)	—	(0.0315)
Year Ended February 28, 2023	1.0003	0.0141	— (d)	0.0141	(0.0141)	(0.0001)	(0.0142)
Year Ended February 28, 2022	1.0005	0.0001	(0.0002)	(0.0001)	(0.0001)	— (d)	(0.0001)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.00005.
(e)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Agency	—	—	—	—	— *	0.16%
Capital	—	—	—	—	— *	0.09%
IM	—	—	—	—	—	0.07%
Institutional Class	—	—	—	—	— *	0.12%
* Amount rounds to less than 0.005%.

(f)	Amount rounds to less than 0.005%.

138

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0003	1.12%	$46,474	0.26%	2.18%	0.34%
1.0002	2.38	44,286	0.26	2.38	0.32
1.0002	2.94	67,838	0.26	2.94	0.32
1.0002	3.14	96,104	0.26	3.10	0.32
1.0002	1.36	108,719	0.26 (e)	1.81	0.35
1.0003	(0.01)	17,084	0.11 (e)	0.01	0.44

1.0003	1.15	705,615	0.18	2.25	0.19
1.0003	2.46	421,722	0.18	2.38	0.19
1.0003	3.03	342,671	0.18	3.03	0.19
1.0003	3.24	207,333	0.18	3.16	0.21
1.0002	1.44	399,560	0.18 (e)	1.78	0.21
1.0003	(0.01)	182,500	0.09 (e)	0.02	0.22

1.0002	1.18	1,734,993	0.13	2.31	0.13
1.0001	2.50	2,207,857	0.14	2.39	0.14
1.0001	3.07	1,265,816	0.14	2.96	0.14
1.0001	3.25	763,488	0.15	3.18	0.15
1.0002	1.47	601,785	0.15	1.36	0.15
1.0003	0.00 (f)	723,312	0.08 (e)	0.02	0.15

1.0002	1.13	324,540	0.21	2.23	0.24
1.0002	2.43	280,449	0.21	2.41	0.24
1.0002	3.00	299,682	0.21	2.99	0.25
1.0002	3.20	347,708	0.21	3.15	0.25
1.0002	1.41	397,559	0.21 (e)	1.48	0.26
1.0003	(0.01)	355,017	0.09 (e)	0.01	0.26

139

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Liquid Assets Money Market Fund
Agency
Six Months Ended August 31, 2026 (Unaudited)	$1.00	$0.02	$—(e )	$0.02	$(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	—
Capital
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	—
Institutional Class
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	—
Investor
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	—
Morgan
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	—
Premier
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	—

140

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.82%	$4,998,185	0.26%	3.59%	0.27%
1.00	4.11	5,144,787	0.26	4.03	0.27
1.00	5.03	4,526,502	0.26	4.90	0.28
1.00	5.28	3,878,930	0.26	5.17	0.29
1.00	2.32	3,045,257	0.26 (f)	3.07	0.29
1.00	0.01	691,008	0.17 (f)	0.01	0.30

1.00	1.87	23,130,467	0.17	3.68	0.17
1.00	4.21	21,867,399	0.17	4.12	0.17
1.00	5.11	18,445,351	0.18	4.97	0.18
1.00	5.37	14,970,998	0.18	5.27	0.19
1.00	2.40	9,633,984	0.18 (f)	3.32	0.19
1.00	0.04	1,804,197	0.15 (f)	0.04	0.19

1.00	1.85	12,772,282	0.21	3.64	0.22
1.00	4.17	13,115,741	0.21	4.08	0.22
1.00	5.08	11,374,169	0.21	4.96	0.23
1.00	5.33	10,258,535	0.21	5.22	0.24
1.00	2.37	8,277,974	0.21 (f)	3.19	0.24
1.00	0.02	1,763,092	0.16 (f)	0.02	0.25

1.00	1.71	5,913	0.48	3.37	0.48
1.00	3.88	7,294	0.48	3.85	0.48
1.00	4.79	10,380	0.49	4.70	0.49
1.00	5.04	6,631	0.49	5.05	0.50
1.00	2.10	3,013	0.48 (f)	2.43	0.49
1.00	0.01	1,804	0.17 (f)	0.01	0.50

1.00	1.67	9,390,410	0.57	3.28	0.57
1.00	3.79	9,420,596	0.57	3.73	0.57
1.00	4.69	9,061,560	0.58	4.57	0.58
1.00	4.94	7,101,838	0.59	4.90	0.60
1.00	2.02	2,177,582	0.56 (f)	2.79	0.60
1.00	0.01	453,086	0.17 (f)	0.01	0.61

1.00	1.74	34,666,598	0.42	3.43	0.42
1.00	3.95	35,046,308	0.42	3.88	0.42
1.00	4.85	32,834,680	0.43	4.72	0.43
1.00	5.10	25,760,284	0.44	5.02	0.44
1.00	2.15	12,312,271	0.43 (f)	3.20	0.44
1.00	0.01	1,532,491	0.17 (f)	0.01	0.45

141

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Liquid Assets Money Market Fund (continued)
Reserve
Six Months Ended August 31, 2026 (Unaudited)	$1.00	$0.02	$—(e )	$0.02	$(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Agency	—	—	—	—	— *	0.09%
Capital	—	—	—	—	— *	0.03%
Institutional Class	—	—	—	—	— *	0.05%
Investor	—	—	—	—	0.02%	0.32%
Morgan	—	—	—	—	0.02%	0.42%
Premier	—	—	—	—	— *	0.28%
Reserve	—	—	—	—	0.04%	0.53%
* Amount rounds to less than 0.005%.

142

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.61%	$13,246	0.68%	3.17%	0.68%
1.00	3.67	15,222	0.69	3.60	0.69
1.00	4.58	14,458	0.69	4.51	0.69
1.00	4.84	17,886	0.69	4.71	0.69
1.00	1.94	28,700	0.66 (f)	2.58	0.69
1.00	0.01	4,231	0.17 (f)	0.01	0.70

143

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Securities Lending Money Market Fund*
Agency SL
Six Months Ended August 31, 2026 (Unaudited)	$1.00	$0.02 (d)	$—(e )	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 28, 2026	1.00	0.04 (d)	—(e )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05 (d)	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.0004	0.0537	(0.0001)	0.0536	(0.0537)	—	(0.0537)
Year Ended February 28, 2023	0.9996	0.0241	0.0008	0.0249	(0.0241)	—	(0.0241)
Year Ended February 28, 2022	1.0001	0.0010	(0.0005)	0.0005	(0.0010)	—(f )	(0.0010)

*	The JPMorgan Securities Lending Money Market Fund began utilizing a stable $1.00 share price calculated to two decimal places on September 3, 2024. See Note 1.
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than $0.00005.

144

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.84%	$2,073,183	0.06%	3.63%	0.12%
1.00	4.21	3,000,138	0.06	4.04	0.14
1.00	5.16	1,355,100	0.06	5.10	0.15
1.0003	5.49	2,516,563	0.06	5.38	0.14
1.0004	2.52	2,071,723	0.06	2.35	0.15
0.9996	0.05	1,921,994	0.06	0.10	0.14

145

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan U.S. Government Money Market Fund
Academy
Six Months Ended August 31, 2026 (Unaudited)	$1.00	$0.02	$—(e )	$0.02	$(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Agency
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Capital
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Digital
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
October 30, 2025 (g) through February 28, 2026	1.00	0.01	—(e )	0.01	(0.01)
Empower
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
IM
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Institutional Class
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)

146

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.80%	$3,683,921	0.16%	3.54%	0.16%
1.00	4.09	3,659,063	0.16	4.01	0.17
1.00	4.99	6,517,448	0.17 (f)	4.86	0.17
1.00	5.19	7,529,994	0.18	5.12	0.18
1.00	2.20	4,267,302	0.15 (f)	1.79	0.18
1.00	0.03	10,734,174	0.04 (f)	0.03	0.18

1.00	1.75	17,183,186	0.26	3.44	0.26
1.00	3.99	15,872,317	0.26	3.92	0.27
1.00	4.90	16,040,283	0.26 (f)	4.77	0.27
1.00	5.10	15,084,344	0.26	5.01	0.28
1.00	2.11	10,098,820	0.24 (f)	2.11	0.28
1.00	0.01	8,485,249	0.06 (f)	0.01	0.28

1.00	1.80	225,176,982	0.16	3.54	0.16
1.00	4.09	205,400,661	0.16	4.00	0.17
1.00	4.99	182,085,385	0.17 (f)	4.86	0.17
1.00	5.19	160,954,781	0.18	5.08	0.18
1.00	2.20	119,811,381	0.15 (f)	1.97	0.18
1.00	0.03	166,488,233	0.04 (f)	0.03	0.18

1.00	1.80	101,260	0.16	3.54	0.16
1.00	1.24	100,367	0.17	3.65	0.17

1.00	1.80	8,886,714	0.16	3.54	0.16
1.00	4.09	11,041,706	0.16	4.00	0.17
1.00	4.99	9,398,144	0.17 (f)	4.87	0.17
1.00	5.19	7,799,631	0.18	5.10	0.18
1.00	2.20	5,393,885	0.15 (f)	2.45	0.19
1.00	0.03	4,160,732	0.04 (f)	0.03	0.18

1.00	1.82	19,084,837	0.11	3.59	0.11
1.00	4.14	18,012,835	0.11	4.01	0.12
1.00	5.05	11,457,218	0.12 (f)	4.92	0.12
1.00	5.24	8,449,005	0.13	5.09	0.13
1.00	2.23	9,457,598	0.12 (f)	2.22	0.13
1.00	0.03	10,046,645	0.04 (f)	0.03	0.13

1.00	1.77	45,725,680	0.21	3.49	0.21
1.00	4.04	44,298,496	0.21	3.97	0.22
1.00	4.95	44,065,112	0.21 (f)	4.83	0.22
1.00	5.15	41,207,185	0.21	5.05	0.23
1.00	2.17	29,664,717	0.18 (f)	2.15	0.24
1.00	0.01	27,455,761	0.06 (f)	0.01	0.23

147

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan U.S. Government Money Market Fund (continued)
Investor
Six Months Ended August 31, 2026 (Unaudited)	$1.00	$0.02	$—(e )	$0.02	$(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Morgan
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Premier
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Reserve
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Service
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.01	—(e )	0.01	(0.01)
Year Ended February 28, 2026	1.00	0.03	—(e )	0.03	(0.03)
Year Ended February 28, 2025	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 29, 2024	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2023	1.00	0.01	—(e )	0.01	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Academy	—	—	— *	—	0.03%	0.13%
Agency	—	—	— *	—	0.02%	0.20%
Capital	—	—	— *	—	0.03%	0.13%
Empower	—	—	— *	—	0.03%	0.13%
IM	—	—	— *	—	0.01%	0.09%
Institutional Class	—	—	— *	—	0.03%	0.15%
Investor	—	—	— *	—	0.03%	0.41%
Morgan	—	—	— *	—	0.04%	0.51%
Premier	—	—	— *	—	0.03%	0.37%
Reserve	—	—	— *	—	0.11%	0.61%
Service	—	—	— *	—	0.16%	0.96%
* Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.

(h)	Amount rounds to less than 0.005%.

148

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.64%	$657,887	0.46%	3.24%	0.46%
1.00	3.78	1,385,261	0.46	3.76	0.47
1.00	4.68	3,556,639	0.47 (f)	4.49	0.47
1.00	4.87	2,056,169	0.48	4.76	0.48
1.00	1.90	2,406,713	0.46 (f)	1.98	0.48
1.00	0.00(h )	1,858,457	0.07 (f)	0.00 (h)	0.48

1.00	1.59	16,816,173	0.56	3.14	0.56
1.00	3.67	17,045,399	0.57	3.60	0.57
1.00	4.58	14,753,566	0.57 (f)	4.43	0.57
1.00	4.77	7,815,291	0.58	4.71	0.58
1.00	1.81	4,027,309	0.54 (f)	2.08	0.59
1.00	0.00(h )	1,956,424	0.07 (f)	0.00 (h)	0.59

1.00	1.67	20,332,658	0.41	3.29	0.41
1.00	3.83	20,979,596	0.41	3.75	0.42
1.00	4.73	16,363,800	0.42 (f)	4.61	0.42
1.00	4.92	13,503,049	0.43	4.86	0.43
1.00	1.94	6,543,879	0.41 (f)	1.97	0.44
1.00	0.01	5,330,175	0.06 (f)	0.01	0.43

1.00	1.54	28,828	0.66	3.04	0.67
1.00	3.57	39,673	0.67	3.51	0.67
1.00	4.47	31,619	0.67 (f)	4.67	0.67
1.00	4.66	2,846,123	0.68	4.62	0.68
1.00	1.73	3,350,896	0.58 (f)	1.44	0.69
1.00	0.00(h )	7,409,330	0.07 (f)	0.00 (h)	0.68

1.00	1.36	94,019	1.01	2.69	1.01
1.00	3.21	98,290	1.02	3.22	1.02
1.00	4.11	207,417	1.02 (f)	4.05	1.02
1.00	4.30	248,025	1.03	4.20	1.03
1.00	1.45	325,011	0.88 (f)	1.33	1.03
1.00	0.00(h )	433,435	0.07 (f)	0.00 (h)	1.03

149

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan U.S. Treasury Plus Money Market Fund
Academy
Six Months Ended August 31, 2026 (Unaudited)	$1.00	$0.02	$—(e )	$0.02	$(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Agency
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Capital
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Empower
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
IM
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Institutional Class
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)

150

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.80%	$828,980	0.16%	3.55%	0.16%
1.00	4.07	232,632	0.17	3.96	0.17
1.00	4.97	782,572	0.17	4.88	0.17
1.00	5.18	2,124,743	0.18	5.18	0.18
1.00	2.18	153,500	0.15 (f)	2.60	0.19
1.00	0.01	100	0.04 (f)	0.01	0.19

1.00	1.75	4,845,495	0.26	3.45	0.26
1.00	3.98	3,805,917	0.26	3.88	0.27
1.00	4.88	3,093,782	0.26	4.76	0.27
1.00	5.09	2,614,882	0.26	4.99	0.28
1.00	2.09	1,745,265	0.24 (f)	2.19	0.29
1.00	0.01	914,835	0.06 (f)	0.01	0.28

1.00	1.80	29,038,493	0.16	3.54	0.16
1.00	4.07	31,417,389	0.17	3.95	0.17
1.00	4.97	19,199,227	0.17	4.83	0.17
1.00	5.18	14,599,378	0.18	5.07	0.18
1.00	2.18	12,166,783	0.16 (f)	2.12	0.19
1.00	0.01	10,784,903	0.06 (f)	0.01	0.18

1.00	1.80	149,935	0.16	3.54	0.16
1.00	4.07	365,509	0.17	3.96	0.17
1.00	4.97	123,889	0.17	4.82	0.18
1.00	5.18	63,083	0.18	4.82	0.18
1.00	2.18	1,206,832	0.17 (f)	2.94	0.19
1.00	0.01	112,014	0.05 (f)	0.01	0.18

1.00	1.83	791,312	0.11	3.59	0.11
1.00	4.12	555,601	0.12	4.02	0.12
1.00	5.03	304,355	0.12	4.87	0.12
1.00	5.23	178,436	0.13	5.27	0.13
1.00	2.17	142	0.15 (f)	2.89	0.16
1.00	0.01	30	0.05 (f)	0.02	0.14

1.00	1.78	13,318,309	0.21	3.50	0.21
1.00	4.03	11,902,124	0.21	3.96	0.22
1.00	4.93	13,437,078	0.21	4.80	0.22
1.00	5.15	11,726,034	0.21	5.05	0.23
1.00	2.15	8,222,799	0.19 (f)	2.05	0.24
1.00	0.01	7,963,115	0.06 (f)	0.01	0.24

151

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan U.S. Treasury Plus Money Market Fund (continued)
Investor
Six Months Ended August 31, 2026 (Unaudited)	$1.00	$0.02	$—(e )	$0.02	$(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Morgan
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Premier
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Reserve
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.03	—(e )	0.03	(0.03)
Year Ended February 28, 2025	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Academy	—	—	—	—	0.03%	0.14%
Agency	—	—	—	—	0.02%	0.20%
Capital	—	—	—	—	0.02%	0.12%
Empower	—	—	—	—	0.01%	0.13%
IM	—	—	—	—	0.01%	0.09%
Institutional Class	—	—	—	—	0.02%	0.15%
Investor	—	—	—	—	0.04%	0.42%
Morgan	—	—	—	—	0.04%	0.52%
Premier	—	—	—	—	0.03%	0.38%
Reserve	—	—	—	—	0.08%	0.61%

(g)	Amount rounds to less than 0.005%.

152

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.65%	$14,971	0.46%	3.23%	0.46%
1.00	3.76	22,311	0.47	3.67	0.47
1.00	4.66	15,511	0.47	4.55	0.47
1.00	4.86	15,980	0.48	4.74	0.48
1.00	1.88	15,976	0.45 (f)	1.90	0.49
1.00	0.00(g )	16,665	0.07 (f)	0.00 (g)	0.48

1.00	1.60	6,520,020	0.56	3.14	0.56
1.00	3.66	5,187,294	0.57	3.58	0.57
1.00	4.56	4,304,404	0.57	4.45	0.57
1.00	4.76	3,596,110	0.58	4.73	0.58
1.00	1.80	1,110,743	0.55 (f)	2.21	0.59
1.00	0.00(g )	350,701	0.06 (f)	0.00 (g)	0.59

1.00	1.67	3,966,211	0.41	3.29	0.41
1.00	3.81	4,118,889	0.42	3.77	0.42
1.00	4.71	5,187,580	0.42	4.60	0.42
1.00	4.91	4,814,054	0.43	4.84	0.43
1.00	1.92	2,659,992	0.41 (f)	2.02	0.44
1.00	0.01	2,032,795	0.06 (f)	0.01	0.44

1.00	1.54	626,167	0.66	3.05	0.66
1.00	3.55	653,510	0.67	3.49	0.67
1.00	4.45	535,784	0.67	4.42	0.67
1.00	4.65	1,232,544	0.68	4.61	0.68
1.00	1.71	425,906	0.61 (f)	2.34	0.69
1.00	0.00(g )	244,357	0.07 (f)	0.00 (g)	0.68

153

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Federal Money Market Fund
Agency
Six Months Ended August 31, 2026 (Unaudited)	$1.00	$0.02	$—(e )	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Institutional Class
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Morgan
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.04	—(e )	0.04	(0.04)	—	(0.04)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Premier
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Agency	—	—	—	—	0.01%	0.20%
Institutional Class	—	—	—	—	0.01%	0.16%
Morgan	—	—	—	—	0.04%	0.53%
Premier	—	—	—	—	0.01%	0.39%

(g)	Amount rounds to less than 0.005%.

154

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.74%	$515,857	0.26%	3.43%	0.27%
1.00	3.96	534,067	0.26	3.90	0.27
1.00	4.89	611,145	0.26	4.79	0.28
1.00	5.09	734,542	0.26	5.00	0.29
1.00	2.09	417,945	0.26 (f)	2.40	0.31
1.00	0.01	217,942	0.06 (f)	0.01	0.31

1.00	1.77	4,963,113	0.21	3.49	0.22
1.00	4.01	4,840,916	0.21	3.94	0.22
1.00	4.94	5,247,575	0.21	4.81	0.23
1.00	5.14	4,275,012	0.21	5.03	0.24
1.00	2.14	3,070,971	0.21 (f)	2.50	0.26
1.00	0.01	1,322,211	0.06 (f)	0.01	0.25

1.00	1.58	360,253	0.57	3.12	0.57
1.00	3.63	362,488	0.58	3.57	0.58
1.00	4.55	356,443	0.58	4.44	0.58
1.00	4.74	289,176	0.59	4.69	0.60
1.00	1.81	135,312	0.55 (f)	2.16	0.63
1.00	0.00(g )	55,291	0.06 (f)	0.00 (g)	0.64

1.00	1.66	2,026,634	0.42	3.28	0.42
1.00	3.79	2,181,640	0.42	3.73	0.42
1.00	4.71	2,382,844	0.43	4.59	0.43
1.00	4.90	1,932,661	0.44	4.83	0.44
1.00	1.93	1,002,392	0.44 (f)	2.97	0.46
1.00	0.01	123,328	0.06 (f)	0.01	0.46

155

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Academy
Six Months Ended August 31, 2026 (Unaudited)	$1.00	$0.02	$—(e )	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Agency
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Capital
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Empower
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
IM
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Institutional Class
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)

156

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.81%	$550,946	0.16%	3.55%	0.16%
1.00	4.05	448,734	0.16	3.89	0.17
1.00	4.97	30,106	0.17	4.96	0.17
1.00	5.14	149,126	0.17	5.06	0.18
1.00	2.10	100,272	0.18 (f)	2.20	0.19
1.00	0.01	131,020	0.05 (f)	0.01	0.18

1.00	1.75	19,372,398	0.26	3.46	0.26
1.00	3.95	18,469,930	0.26	3.87	0.27
1.00	4.88	16,496,183	0.26	4.75	0.27
1.00	5.05	13,673,580	0.26	5.00	0.28
1.00	2.02	5,528,371	0.26 (f)	2.19	0.29
1.00	0.01	3,173,164	0.05 (f)	0.01	0.28

1.00	1.81	212,907,376	0.16	3.56	0.16
1.00	4.05	174,351,607	0.16	3.95	0.17
1.00	4.97	128,683,730	0.17	4.82	0.17
1.00	5.14	95,150,995	0.18	5.06	0.18
1.00	2.10	47,631,670	0.18 (f)	2.01	0.18
1.00	0.01	57,422,062	0.05 (f)	0.01	0.18

1.00	1.81	1,439,899	0.16	3.55	0.16
1.00	4.05	1,413,074	0.16	3.94	0.17
1.00	4.97	1,074,915	0.17	4.84	0.17
1.00	5.14	1,083,842	0.18	5.11	0.18
1.00	2.10	218,952	0.18 (f)	3.29	0.19
1.00	0.01	29,519	0.04 (f)	0.01	0.18

1.00	1.83	1,985,130	0.11	3.62	0.11
1.00	4.10	127,756	0.11	4.04	0.12
1.00	5.02	103,316	0.12	4.96	0.12
1.00	5.19	238,766	0.13	5.19	0.13
1.00	2.14	38,265	0.13 (f)	3.39	0.13
1.00	0.01	224	0.04 (f)	0.01	0.18

1.00	1.78	79,537,043	0.21	3.51	0.21
1.00	4.00	76,408,402	0.21	3.92	0.22
1.00	4.93	68,101,333	0.21	4.79	0.22
1.00	5.10	50,823,877	0.21	5.02	0.23
1.00	2.07	28,965,801	0.21 (f)	2.15	0.24
1.00	0.01	23,076,533	0.05 (f)	0.01	0.23

157

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund (continued)
Morgan
Six Months Ended August 31, 2026 (Unaudited)	$1.00	$0.02	$—(e )	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.04	—(e )	0.04	(0.04)	—	(0.04)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Premier
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Reserve
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2026	1.00	0.03	—(e )	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2025	1.00	0.04	—(e )	0.04	(0.04)	—	(0.04)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Academy	—	—	—	—	— *	0.12%
Agency	—	—	—	—	— *	0.21%
Capital	—	—	—	—	— *	0.12%
Empower	—	—	—	—	— *	0.13%
IM	—	—	—	—	— *	0.14%
Institutional Class	—	—	—	—	— *	0.16%
Morgan	—	—	—	—	0.05%	0.52%
Premier	—	—	—	—	0.02%	0.38%
Reserve	—	—	—	—	0.09%	0.62%
* Amount rounds to less than 0.005%.

(g)	Amount rounds to less than 0.005%.

158

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.60%	$8,015,778	0.56%	3.15%	0.56%
1.00	3.63	7,349,223	0.57	3.57	0.57
1.00	4.55	6,859,226	0.57	4.42	0.57
1.00	4.72	4,573,844	0.58	4.66	0.58
1.00	1.73	2,329,156	0.53 (f)	1.70	0.59
1.00	0.00(g )	2,206,039	0.06 (f)	0.00 (g)	0.58

1.00	1.68	23,251,414	0.41	3.30	0.41
1.00	3.79	22,397,035	0.41	3.72	0.42
1.00	4.71	20,769,262	0.42	4.59	0.42
1.00	4.87	16,347,175	0.43	4.83	0.43
1.00	1.86	5,755,805	0.42 (f)	2.37	0.44
1.00	0.01	1,947,356	0.05 (f)	0.01	0.43

1.00	1.55	1,137,292	0.66	3.05	0.66
1.00	3.53	1,256,324	0.66	3.46	0.67
1.00	4.45	1,118,375	0.67	4.39	0.67
1.00	4.61	1,598,274	0.68	4.52	0.68
1.00	1.65	1,422,097	0.59 (f)	1.33	0.68
1.00	0.00(g )	3,821,500	0.06 (f)	0.00 (g)	0.68

159

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Tax Free Money Market Fund
Agency
Six Months Ended August 31, 2026 (Unaudited)	$1.00	$0.01	$—(e )	$0.01	$(0.01)	$—	$(0.01)
Year Ended February 28, 2026	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(e )	0.01	(0.01)	—(e )	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Institutional Class
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2026	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 28, 2025	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(e )	0.01	(0.01)	—(e )	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Morgan
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2026	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(e )	0.01	(0.01)	—(e )	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Premier
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2026	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(e )	0.01	(0.01)	—(e )	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Reserve
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2026	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(e )	0.01	(0.01)	—(e )	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Agency	—	—	—	—	— *	0.16%
Institutional Class	—	—	—	—	—	0.12%
Morgan	—	—	—	—	0.02%	0.49%
Premier	—	—	—	—	— *	0.33%
Reserve	—	—	—	—	0.07%	0.59%
* Amount rounds to less than 0.005%.

160

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.13%	$407,799	0.26%	2.23%	0.27%
1.00	2.48	399,034	0.26	2.43	0.27
1.00	3.05	346,720	0.26	3.03	0.28
1.00	3.18	542,528	0.26	3.13	0.28
1.00	1.39	581,661	0.26 (f)	1.52	0.29
1.00	0.01	281,075	0.10 (f)	0.01	0.29

1.00	1.16	7,802,924	0.21	2.29	0.22
1.00	2.53	8,247,761	0.21	2.50	0.22
1.00	3.10	9,073,540	0.21	3.04	0.23
1.00	3.23	7,769,137	0.21	3.18	0.23
1.00	1.44	8,190,503	0.21	1.54	0.24
1.00	0.02	5,135,738	0.09 (f)	0.02	0.24

1.00	0.97	128,677	0.57	1.92	0.57
1.00	2.15	98,681	0.58	2.11	0.58
1.00	2.72	81,974	0.59	2.67	0.59
1.00	2.85	68,097	0.59	2.82	0.60
1.00	1.09	43,671	0.56 (f)	1.31	0.60
1.00	0.01	17,140	0.10 (f)	0.01	0.62

1.00	1.05	1,190,377	0.42	2.08	0.42
1.00	2.32	1,201,144	0.42	2.29	0.42
1.00	2.88	1,355,965	0.43	2.83	0.43
1.00	3.01	1,220,261	0.43	2.97	0.43
1.00	1.22	871,759	0.43 (f)	1.49	0.44
1.00	0.01	338,064	0.10 (f)	0.01	0.44

1.00	0.93	530,692	0.67	1.83	0.67
1.00	2.06	562,504	0.67	2.04	0.67
1.00	2.62	561,937	0.67	2.59	0.67
1.00	2.75	646,713	0.68	2.71	0.68
1.00	1.01	761,834	0.62 (f)	0.80	0.69
1.00	0.01	1,807,835	0.10 (f)	0.01	0.69

161

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Municipal Money Market Fund
Agency
Six Months Ended August 31, 2026 (Unaudited)	$1.00	$0.01	$—(e )	$0.01	$(0.01)	$—	$(0.01)
Year Ended February 28, 2026	1.00	0.02	0.01	0.03	(0.03)	—(e )	(0.03)
Year Ended February 28, 2025	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(e )	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Institutional Class
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2026	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 28, 2025	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(e )	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Morgan
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2026	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(e )	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Premier
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2026	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(e )	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Service
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2026	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2025	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 29, 2024	1.00	0.02	—(e )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Agency	—	— *	—	—	— *	0.13%
Institutional Class	—	— *	—	—	— *	0.09%
Morgan	—	— *	—	—	0.02%	0.46%
Premier	—	— *	—	—	— *	0.32%
Service	—	—	—	—	0.19%	0.92%
* Amount rounds to less than 0.005%.

162

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.16%	$207,442	0.26%	2.28%	0.28%
1.00	2.54	210,681	0.26 (f)	2.49	0.28
1.00	3.10	172,457	0.26	3.05	0.29
1.00	3.21	165,365	0.26	3.16	0.29
1.00	1.38	154,048	0.26 (f)	1.53	0.31
1.00	0.01	38,272	0.13 (f)	0.01	0.32

1.00	1.18	1,792,731	0.21	2.33	0.23
1.00	2.59	1,800,517	0.21 (f)	2.54	0.23
1.00	3.16	1,494,076	0.21	3.08	0.24
1.00	3.26	1,053,991	0.21	3.22	0.24
1.00	1.43	836,112	0.21 (f)	1.37	0.26
1.00	0.02	879,357	0.12 (f)	0.02	0.27

1.00	0.99	93,799	0.59	1.96	0.59
1.00	2.20	94,319	0.59 (f)	2.17	0.59
1.00	2.77	87,660	0.59	2.71	0.59
1.00	2.87	66,784	0.59	2.85	0.60
1.00	1.07	36,619	0.57 (f)	1.16	0.62
1.00	0.01	24,236	0.13 (f)	0.01	0.63

1.00	1.07	771,559	0.43	2.10	0.43
1.00	2.36	700,087	0.43 (f)	2.32	0.43
1.00	2.92	643,880	0.44	2.83	0.44
1.00	3.02	345,287	0.44	3.00	0.44
1.00	1.20	156,828	0.44 (f)	1.51	0.46
1.00	0.01	37,902	0.13 (f)	0.01	0.47

1.00	0.74	10	1.05	1.49	6.45
1.00	1.72	10	1.05	1.96	1.09
1.00	2.30	4,090	1.04	2.31	1.05
1.00	2.41	5,912	1.04	2.36	1.05
1.00	0.75	8,796	0.86 (f)	0.62	1.06
1.00	0.01	19,679	0.13 (f)	0.01	1.06

163

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan California Municipal Money Market Fund
Agency
Six Months Ended August 31, 2026 (Unaudited)	$1.00	$0.01	$—(e )	$0.01	$(0.01)	$—	$(0.01)
Year Ended February 28, 2026	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(e )	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Institutional Class
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2026	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(e )	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Morgan
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2026	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 29, 2024	1.00	0.02	—(e )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Premier
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2026	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(e )	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Service
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2026	1.00	0.02	(0.01)	0.01	(0.01)	—(e )	(0.01)
Year Ended February 28, 2025	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 29, 2024	1.00	0.02	—(e )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Agency	—	—	—	—	— *	0.14%
Institutional Class	—	—	—	—	— *	0.12%
Morgan	—	—	—	—	0.02%	0.49%
Premier	—	—	—	—	0.01%	0.36%
Service	—	—	—	—	0.21%	0.95%
* Amount rounds to less than 0.005%.

164

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.03%	$14,349	0.26%	2.04%	0.38%
1.00	2.21	15,122	0.26	2.21	0.35
1.00	2.92	26,298	0.26	2.86	0.34
1.00	2.84	29,734	0.26	2.72	0.33
1.00	1.29	78,257	0.26 (f)	1.78	0.32
1.00	0.02	2,527	0.12 (f)	0.01	0.37

1.00	1.06	135,361	0.21	2.09	0.32
1.00	2.26	157,600	0.21	2.22	0.30
1.00	2.97	184,291	0.21	2.95	0.29
1.00	2.89	225,576	0.21	2.82	0.28
1.00	1.34	183,670	0.21 (f)	1.69	0.28
1.00	0.03	87,260	0.09 (f)	0.02	0.32

1.00	0.87	4,401	0.59	1.76	0.74
1.00	1.88	3,519	0.59	1.90	0.71
1.00	2.58	4,357	0.59	2.64	0.67
1.00	2.50	8,575	0.59	2.46	0.63
1.00	0.98	8,762	0.57 (f)	1.26	0.68
1.00	0.02	3,744	0.10 (f)	0.01	0.69

1.00	0.94	41,324	0.45	1.85	0.53
1.00	2.02	47,085	0.45	2.06	0.50
1.00	2.72	99,422	0.45	2.72	0.49
1.00	2.64	138,655	0.45	2.58	0.48
1.00	1.10	181,845	0.44 (f)	1.26	0.49
1.00	0.02	126,122	0.09 (f)	0.01	0.52

1.00	0.62	10	1.05	1.25	4.56
1.00	1.40	10	1.05	1.67	1.12
1.00	2.11	3,149	1.05	2.12	1.09
1.00	2.03	4,225	1.05	1.98	1.08
1.00	0.66	6,519	0.84 (f)	0.59	1.09
1.00	0.02	9,622	0.10 (f)	0.01	1.12

165

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan New York Municipal Money Market Fund
Agency
Six Months Ended August 31, 2026 (Unaudited)	$1.00	$0.01	$—(e )	$0.01	$(0.01)	$—	$(0.01)
Year Ended February 28, 2026	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Institutional Class
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2026	1.00	0.03	(0.01)	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Morgan
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2026	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Premier
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2026	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Reserve
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2026	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)

166

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.13%	$161,413	0.26%	2.23%	0.28%
1.00	2.47	166,446	0.26 (f)	2.46	0.28
1.00	3.03	206,094	0.26	3.01	0.28
1.00	3.16	273,757	0.26	3.10	0.29
1.00	1.40	268,303	0.26 (f)	1.84	0.30
1.00	0.01	50,157	0.12 (f)	0.01	0.32

1.00	1.16	1,226,005	0.21	2.30	0.23
1.00	2.53	1,333,636	0.21 (f)	2.52	0.23
1.00	3.08	1,349,262	0.21	3.06	0.23
1.00	3.21	1,580,890	0.21	3.15	0.24
1.00	1.45	1,780,316	0.21	1.85	0.25
1.00	0.03	425,093	0.12 (f)	0.02	0.27

1.00	0.96	48,523	0.59	1.90	0.62
1.00	2.14	39,712	0.59 (f)	2.13	0.62
1.00	2.70	45,367	0.59	2.67	0.61
1.00	2.82	53,674	0.59	2.78	0.62
1.00	1.10	50,655	0.55 (f)	1.08	0.63
1.00	0.01	50,015	0.13 (f)	0.01	0.65

1.00	1.05	199,190	0.43	2.06	0.43
1.00	2.30	230,183	0.43 (f)	2.29	0.43
1.00	2.86	289,122	0.43	2.84	0.43
1.00	2.97	410,398	0.44	2.92	0.44
1.00	1.22	492,280	0.44 (f)	1.68	0.45
1.00	0.01	97,415	0.12 (f)	0.01	0.47

1.00	0.91	820	0.70	1.80	0.72
1.00	2.04	949	0.69 (f)	2.03	0.70
1.00	2.59	1,357	0.69	2.54	0.72
1.00	2.71	1,862	0.70	2.62	0.76
1.00	1.01	1,975	0.64 (f)	1.01	0.71
1.00	0.01	2,142	0.12 (f)	0.01	0.72

167

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan New York Municipal Money Market Fund (continued)
Service
Six Months Ended August 31, 2026 (Unaudited)	$1.00	$0.01	$—(e )	$0.01	$(0.01)	$—	$(0.01)
Year Ended February 28, 2026	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2025	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 29, 2024	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2023	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Agency	—	— *	—	—	— *	0.14%
Institutional Class	—	— *	—	—	—	0.09%
Morgan	—	— *	—	—	0.04%	0.46%
Premier	—	— *	—	—	— *	0.33%
Reserve	—	— *	—	—	0.06%	0.58%
Service	—	—	—	—	0.20%	0.92%
* Amount rounds to less than 0.005%.

168

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	0.75%	$10	1.02%	1.47%	1.02%
1.00	1.69	10	1.04	1.89	1.06
1.00	2.24	693	1.03	2.24	1.03
1.00	2.36	965	1.04	2.29	1.04
1.00	0.78	1,846	0.85 (f)	0.71	1.06
1.00	0.01	2,551	0.13 (f)	0.01	1.07

169

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 12 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Prime Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Institutional Tax Free Money Market Fund	Agency, Capital, IM and Institutional Class	JPM IV	Diversified
JPMorgan Liquid Assets Money Market Fund	Agency, Capital, Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan Securities Lending Money Market Fund	Agency SL	JPM IV	Diversified
JPMorgan U.S. Government Money Market Fund	Academy, Agency, Capital, Digital(1), Empower, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
JPMorgan U.S. Treasury Plus Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan Federal Money Market Fund	Agency, Institutional Class, Morgan and Premier	JPM I	Diversified
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Tax Free Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Municipal Money Market Fund	Agency, Institutional Class, Morgan, Premier and Service	JPM II	Diversified
JPMorgan California Municipal Money Market Fund	Agency, Institutional Class, Morgan, Premier and Service	JPM I	Diversified
JPMorgan New York Municipal Money Market Fund	Agency, Institutional Class, Morgan, Premier, Reserve and Service	JPM I	Diversified

(1)	Class commenced operations on October 30, 2025.
The investment objective of JPMorgan Prime Money Market Fund (“Prime Money Market Fund”) is to seek current income while maintaining liquidity and a low volatility of principal.
The investment objective of JPMorgan Institutional Tax Free Money Market Fund (“Institutional Tax Free Money Market Fund”) is to seek to provide current income that is exempt from federal personal income taxes, while maintaining liquidity and a low volatility of principal.
The investment objective of JPMorgan Liquid Assets Money Market Fund (“Liquid Assets Money Market Fund”) and JPMorgan U.S. Treasury Plus Money Market Fund (“U.S. Treasury Plus Money Market Fund”) is to seek current income with liquidity and stability of principal.
The investment objective of JPMorgan U.S. Government Money Market Fund (“U.S. Government Money Market Fund”) is to seek high current income with liquidity and stability of principal.
The investment objective of JPMorgan Federal Money Market Fund (“Federal Money Market Fund”) is to aim to provide current income while maintaining liquidity and stability of principal.
The investment objective of JPMorgan 100% U.S. Treasury Securities Money Market Fund (“100% U.S. Treasury Securities Money Market Fund”) and JPMorgan Securities Lending Money Market Fund ("Securities Lending Money Market Fund") is to seek to provide current income while maintaining liquidity and stability of principal.
The investment objective of JPMorgan Tax Free Money Market Fund (“Tax Free Money Market Fund”) is to seek to provide current income that is exempt from federal personal income taxes while maintaining liquidity and stability of principal.
The investment objective of JPMorgan Municipal Money Market Fund (“Municipal Money Market Fund”) is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

170	J.P. Morgan Money Market Funds	August 31, 2026

The investment objective of JPMorgan California Municipal Money Market Fund (“California Municipal Money Market Fund”) is to seek to provide current income that is exempt from federal and California personal income taxes, while maintaining liquidity and stability of principal.
The investment objective of JPMorgan New York Municipal Money Market Fund (“New York Municipal Money Market Fund”) is to seek to provide current income that is exempt from federal, New York State and New York City personal income taxes, while maintaining liquidity and stability of principal.
Liquid Assets Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund seek to qualify as retail money market funds in accordance with criteria established by the Securities and Exchange Commission (“SEC”). Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.
Prime Money Market Fund and Institutional Tax Free Money Market Fund do not seek to qualify as a retail or government money market fund and transact utilizing a floating net asset value (“NAV”) calculated to four decimal places.
U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Federal Money Market Fund, Securities Lending Money Market Fund and 100% U.S. Treasury Securities Money Market Fund seek to qualify as government money market funds in accordance with criteria established by the SEC. Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.
All share classes of California Municipal Money Market Fund and New York Municipal Money Market Fund are publicly offered on a limited basis. Investors are not eligible to purchase shares of California Municipal Money Market Fund and New York Municipal Money Market Fund unless they meet certain requirements as described in the Funds' prospectuses.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met, with the exception of the Prime Money Market Fund and Institutional Tax Free Money Market Fund.
The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can generally be expected to vary inversely with changes in prevailing interest rates. Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations.
Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations. This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. This also includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based NAV of the Funds. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
For Prime Money Market Fund and Institutional Tax Free Money Market Fund, fixed income instruments for which market quotations are not readily available are fair valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from

August 31, 2026	J.P. Morgan Money Market Funds	171

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•
Level 3 — Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):
Prime Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$89,998,054	$—	$89,998,054

(a)	Please refer to the SOI for specifics of portfolio holdings.

Institutional Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,806,984	$—	$2,806,984

(a)	Please refer to the SOI for specifics of portfolio holdings.

Liquid Assets Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$83,320,802	$—	$83,320,802

(a)	Please refer to the SOI for specifics of portfolio holdings.

Securities Lending Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,083,577	$—	$2,083,577

(a)	Please refer to the SOI for specifics of portfolio holdings.

172	J.P. Morgan Money Market Funds	August 31, 2026

U.S. Government Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$348,942,544	$—	$348,942,544

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Treasury Plus Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$58,528,001	$—	$58,528,001

(a)	Amount rounds to less than one thousand.

Federal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$8,153,121	$—	$8,153,121

(a)	Please refer to the SOI for specifics of portfolio holdings.

100% U.S. Treasury Securities Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$366,494,742	$—	$366,494,742

(a)	Please refer to the SOI for specifics of portfolio holdings.

Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$10,065,081	$—	$10,065,081

(a)	Please refer to the SOI for specifics of portfolio holdings.

Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,858,786	$—	$2,858,786

(a)	Please refer to the SOI for specifics of portfolio holdings.

August 31, 2026	J.P. Morgan Money Market Funds	173

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
California Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$193,977	$—	$193,977

(a)	Please refer to the SOI for specifics of portfolio holdings.

New York Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,629,732	$—	$1,629,732

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2026, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Repurchase Agreements— Prime Money Market Fund, Institutional Tax Free Money Market Fund, Securities Lending Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund and New York Municipal Money Market Fund may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, or in segregated accounts maintained by an unaffiliated third-party custodian. Securities Lending Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund or their affiliates may transfer uninvested cash into joint accounts, which are utilized by multiple accounts or funds managed by the Adviser or its affiliates, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties and collateral (collateral may also be held overnight in segregated custodial sub-accounts established in the name of each participating Fund).
The Funds' repurchase agreements are not subject to master netting arrangements.
D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund and New York Municipal Money Market Fund purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2026, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2026 are detailed on the SOIs, if any.

174	J.P. Morgan Money Market Funds	August 31, 2026

E. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
F. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended August 31, 2026, are as follows:
	Prime Money Market Fund	Institutional Tax Free Money Market Fund	Liquid Assets Money Market Fund	Securities Lending Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund	California Municipal Money Market Fund	New York Municipal Money Market Fund
Academy	$20	n/a	n/a	n/a	$29	$1	n/a	$4	n/a	n/a	n/a	n/a
Agency	36	$13	$35	n/a	96	22	$4	101	$2	$1	$— (a)	$1
Agency SL	n/a	n/a	n/a	$15	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Capital	289	22	99	n/a	1,076	163	n/a	794	n/a	n/a	n/a	n/a
Digital	n/a	n/a	n/a	n/a	— (a)	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Empower	16	n/a	n/a	n/a	52	2	n/a	8	n/a	n/a	n/a	n/a
IM	76	17	n/a	n/a	76	1	n/a	1	n/a	n/a	n/a	n/a
Institutional Class	107	14	77	n/a	247	81	27	376	43	10	1	6
Investor	n/a	n/a	— (a)	n/a	6	— (a)	n/a	n/a	n/a	n/a	n/a	n/a
Morgan	123	n/a	116	n/a	134	48	12	124	5	4	2	10
Premier	37	n/a	164	n/a	114	25	13	130	7	4	2	2
Reserve	15	n/a	1	n/a	1	4	n/a	6	3	n/a	n/a	— (a)
Service	n/a	n/a	n/a	n/a	1	n/a	n/a	n/a	n/a	— (a)	— (a)	n/a
Total	$719	$66	$492	$15	$1,832	$347	$56	$1,544	$60	$19	$5	$19

(a)	Amount rounds to less than one thousand.
G. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2026, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
H. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

August 31, 2026	J.P. Morgan Money Market Funds	175

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
I. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.08% of each Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.07% of the first $150 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement, plus 0.05% of the average daily net assets between $150 billion and $300 billion, plus 0.03% of the average daily net assets between $300 billion and $400 billion, plus 0.01% of the average daily net assets in excess of $400 billion. For the six months ended August 31, 2026, the effective annualized rate was 0.03% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Morgan, Reserve and Service Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Academy, Agency, Agency SL, Capital, Empower, IM, Institutional Class, Investor and Premier Shares of the Funds do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Morgan	Reserve	Service
Prime Money Market Fund	n/a	0.25%	n/a
Liquid Assets Money Market Fund	0.10%	0.25	n/a
U.S. Government Money Market Fund	0.10	0.25	0.60%
U.S. Treasury Plus Money Market Fund	0.10	0.25	n/a
Federal Money Market Fund	0.10	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.10	0.25	n/a
Tax Free Money Market Fund	0.10	0.25	n/a
Municipal Money Market Fund	0.10	n/a	0.60
California Municipal Money Market Fund	0.10	n/a	0.60
New York Municipal Money Market Fund	0.10	0.25	0.60
JPMDS waived distribution fees as outlined in Note 3.F.
In addition, JPMDS is entitled to receive the CDSC from redemptions of Morgan and Reserve Shares. For the six months ended August 31, 2026, JPMDS retained the following:
	Front-End Sales Charge	CDSC
U.S. Government Money Market Fund	$—	$— (a)

(a)	Amount rounds to less than one thousand.

176	J.P. Morgan Money Market Funds	August 31, 2026

D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Agency SL and IM Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Academy	Agency	Capital	Digital	Empower	Institutional Class
Prime Money Market Fund	0.05%	0.15%	0.05%	n/a	0.05%	0.10%
Institutional Tax Free Money Market Fund	n/a	0.15	0.05	n/a	n/a	0.10
Liquid Assets Money Market Fund	n/a	0.15	0.05	n/a	n/a	0.10
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a
U.S. Government Money Market Fund	0.05	0.15	0.05	0.05%	0.05	0.10
U.S. Treasury Plus Money Market Fund	0.05	0.15	0.05	n/a	0.05	0.10
Federal Money Market Fund	n/a	0.15	n/a	n/a	n/a	0.10
100% U.S. Treasury Securities Money Market Fund	0.05	0.15	0.05	n/a	0.05	0.10
Tax Free Money Market Fund	n/a	0.15	n/a	n/a	n/a	0.10
Municipal Money Market Fund	n/a	0.15	n/a	n/a	n/a	0.10
California Municipal Money Market Fund	n/a	0.15	n/a	n/a	n/a	0.10
New York Municipal Money Market Fund	n/a	0.15	n/a	n/a	n/a	0.10

	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.35%	0.30%	0.30%	n/a
Institutional Tax Free Money Market Fund	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	0.35%	0.35	0.30	0.30	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a
U.S. Government Money Market Fund	0.35	0.35	0.30	0.30	0.30%
U.S. Treasury Plus Money Market Fund	0.35	0.35	0.30	0.30	n/a
Federal Money Market Fund	n/a	0.35	0.30	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.35	0.30	0.30	n/a
Tax Free Money Market Fund	n/a	0.35	0.30	0.30	n/a
Municipal Money Market Fund	n/a	0.35	0.30	n/a	0.30
California Municipal Money Market Fund	n/a	0.35	0.30	n/a	0.30
New York Municipal Money Market Fund	n/a	0.35	0.30	0.30	0.30

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

August 31, 2026	J.P. Morgan Money Market Funds	177

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
F. Waivers and Reimbursements— The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse the Funds except IM Shares of Prime Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund and 100% U.S. Treasury Securities Money Market Fund, to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Academy	Agency	Agency SL	Capital	Digital	Empower
Prime Money Market Fund	0.18%	0.26%	n/a	0.18%	n/a	0.18%
Institutional Tax Free Money Market Fund	n/a	0.26	n/a	0.18	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.26	n/a	0.18	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	0.06%	n/a	n/a	n/a
U.S. Government Money Market Fund	0.18	0.26	n/a	0.18	0.18%	0.18
U.S. Treasury Plus Money Market Fund	0.18	0.26	n/a	0.18	n/a	0.18
Federal Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.18	0.26	n/a	0.18	n/a	0.18
Tax Free Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a
Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a
California Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a
New York Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a

	IM	Institutional	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.21%	n/a	0.52%	0.45%	0.70%	n/a
Institutional Tax Free Money Market Fund	0.16%	0.21	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.21	0.51%	0.59	0.45	0.70	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05%
U.S. Treasury Plus Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	n/a
Federal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Tax Free Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	1.05
California Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	1.05
New York Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	1.05

The expense limitation agreements were in effect for the six months ended August 31, 2026 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2028. In addition, the Funds’ service providers have voluntarily waived fees during the year ended August 31, 2026. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.
Effective November 1, 2024, the Adviser contractually agreed to waive 0.01% of its advisory fee on the 100% U.S. Treasury Money Market Fund’s average daily assets in excess of $200 billion and contractually waive 0.01% of its advisory fee on the U.S. Government Money Market Fund’s average daily assets in excess of $250 billion. These waivers are in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.

178	J.P. Morgan Money Market Funds	August 31, 2026

For the six months ended August 31, 2026, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Prime Money Market Fund	$1	$—	$391	$392	$9
Institutional Tax Free Money Market Fund	—	—	88	88	—
Liquid Assets Money Market Fund	1	—	665	666	—
Securities Lending Money Market Fund	511	341	—	852	—
U.S. Government Money Market Fund	4,615	—	681	5,296	—
U.S. Treasury Plus Money Market Fund	1	—	339	340	—
Federal Money Market Fund	—	—	199	199	—
100% U.S. Treasury Securities Money Market Fund	5,996	—	808	6,804	—
Tax Free Money Market Fund	—	—	294	294	—
Municipal Money Market Fund	— (a)	—	231	231	— (a)
California Municipal Money Market Fund	51	29	29	109	— (a)
New York Municipal Money Market Fund	—	—	135	135	—

(a)	Amount rounds to less than one thousand.
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
Certain Funds earn interest on certain uninvested cash balances held at the custodian, which is included in the Interest income from affiliates on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Boards' independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended August 31, 2026, Tax Free Money Market Fund and California Municipal Money Market Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
The Funds are permitted to effect purchase and sale transactions with affiliated Funds under procedures adopted by the Boards. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2026, the Funds below engaged in such transactions in the following amounts:
	Purchases	Sales	Realized Gain (Loss)
Institutional Tax Free Money Market Fund	$1,030,788	$866,365	$—
Tax Free Money Market Fund	1,135,283	939,686	—
Municipal Money Market Fund	402,534	836,271	—
California Municipal Money Market Fund	34,434	28,658	—
New York Municipal Money Market Fund	408,075	340,135	—

August 31, 2026	J.P. Morgan Money Market Funds	179

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
4. Class-Specific Expenses
The Funds' class specific gross expenses for the six months ended August 31, 2026 were as follows:
	Distribution	Service
Prime Money Market Fund
Academy	$—	$255
Agency	—	2,443
Capital	—	13,575
Empower	—	168
Institutional Class	—	7,679
Morgan	—	883
Premier	—	4,237
Reserve	4	5
	$4	$29,245
Institutional Tax Free Money Market Fund
Agency	$—	$33
Capital	—	191
Institutional Class	—	147
	$—	$371
Liquid Assets Money Market Fund
Agency	$—	$3,813
Capital	—	5,567
Institutional Class	—	6,494
Investor	—	11
Morgan	4,741	16,592
Premier	—	52,530
Reserve	18	22
	$4,759	$85,029
U.S. Government Money Market Fund
Academy	$—	$1,111
Agency	—	11,888
Capital	—	53,773
Digital	—	24
Empower	—	2,543
Institutional Class	—	21,140
Investor	—	1,641
Morgan	8,380	29,331
Premier	—	31,606
Reserve	41	49
Service	289	145
	$8,710	$153,251
U.S. Treasury Plus Money Market Fund
Academy	$—	$93
Agency	—	3,235
Capital	—	8,711
Empower	—	192
Institutional Class	—	6,405
Investor	—	46
Morgan	2,805	9,818
Premier	—	6,082
Reserve	788	946
	$3,593	$35,528

180	J.P. Morgan Money Market Funds	August 31, 2026

	Distribution	Service
Federal Money Market Fund
Agency	$—	$394
Institutional Class	—	2,501
Morgan	182	636
Premier	—	3,141
	$182	$6,672
100% U.S. Treasury Securities Money Market Fund
Academy	$—	$238
Agency	—	13,968
Capital	—	47,791
Empower	—	318
Institutional Class	—	38,849
Morgan	3,678	12,873
Premier	—	34,373
Reserve	1,476	1,772
	$5,154	$150,182
Tax Free Money Market Fund
Agency	$—	$290
Institutional Class	—	4,209
Morgan	64	222
Premier	—	1,806
Reserve	697	837
	$761	$7,364
Municipal Money Market Fund
Agency	$—	$156
Institutional Class	—	960
Morgan	48	169
Premier	—	1,131
Service	— (a)	— (a)
	$48	$2,416
California Municipal Money Market Fund
Agency	$—	$11
Institutional Class	—	70
Morgan	2	8
Premier	—	68
Service	— (a)	— (a)
	$2	$157
New York Municipal Money Market Fund
Agency	$—	$125
Institutional Class	—	665
Morgan	23	80
Premier	—	322
Reserve	1	1
Service	— (a)	— (a)
	$24	$1,193

(a)	Amount rounds to less than one thousand.

August 31, 2026	J.P. Morgan Money Market Funds	181

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated tax cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2026 generally equals their book cost and unrealized appreciation (depreciation) in value of investments.
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Prime Money Market Fund	$90,010,527	$3,119	$15,592	$(12,473)
At February 28, 2026, the following Funds had net capital loss carryforwards, which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Prime Money Market Fund	$5,633	$—
U.S. Government Money Market Fund	55,697	1,031
U.S. Treasury Plus Money Market Fund	—	2
During the year ended February 28, 2026, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Prime Money Market Fund	$423	$—
Liquid Assets Money Market Fund	10	—
U.S. Government Money Market Fund	13,880	89
U.S. Treasury Plus Money Market Fund	916	122
100% U.S. Treasury Securities Money Market Fund	2,377	—
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
As of August 31, 2026, the Funds had no borrowings outstanding from another fund or loans outstanding to another fund. Average loans made to another fund under the Facility for the six months ended August 31, 2026, were as follows:
	Average Loans	Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$42,324	56	$221
Interest earned as a result of lending money to another fund for the six months ended August 31, 2026, if any, is included in Income from interfund lending (net) on the Statements of Operations.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2026.

182	J.P. Morgan Money Market Funds	August 31, 2026

7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of August 31, 2026, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Prime Money Market Fund	—	— %	1	56.0%
Institutional Tax Free Money Market Fund	1	94.7	—	—
Liquid Assets Money Market Fund	2	53.8	2	42.8
Securities Lending Money Market Fund	—	—	1	100.0
U.S. Government Money Market Fund	1	34.9	—	—
U.S. Treasury Plus Money Market Fund	1	43.9	1	14.2
Federal Money Market Fund	2	60.5	1	17.0
100% U.S. Treasury Securities Money Market Fund	1	58.9	—	—
Tax Free Money Market Fund	1	48.2	1	36.9
Municipal Money Market Fund	2	68.9	1	17.3
California Municipal Money Market Fund	1	82.2	—	—
New York Municipal Money Market Fund	1	94.6	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to accurately predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Municipal Money Market Fund and New York Municipal Money Market Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.
The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular

August 31, 2026	J.P. Morgan Money Market Funds	183

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, supply chain disruptions, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.
The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of August 31, 2026, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Treasury Plus Money Market Fund
France	15.8%	16.1%	10.2%

184	J.P. Morgan Money Market Funds	August 31, 2026

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. August 2026.
SAN-MMKT-826

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreements’ annual renewal. The Board held meetings on June 23-24, 2026 and August 11-13, 2026, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings and recommendations. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) (the “1940 Act”) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 13, 2026.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). Further, at each of the investment committees’ regular meetings throughout the year, the Trustees reviewed information regarding select J.P. Morgan Funds’ investment teams, processes and performance. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Funds and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees reviewing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. The Trustees also considered information provided with respect to the amount of time and resources the Adviser dedicated to ensuring compliance with the requirements of Rule 2a-7 under the 1940 Act governing the operation of money market funds. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;

•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
The Adviser’s risk management processes, systems and oversight;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information for each Fund. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less the Adviser’s quantification of the expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make industry-wide comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered information regarding the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. In addition to the service arrangements with JPMCB and other affiliates described above, the Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale and/or share in any benefits or economies of scale realized by the Adviser. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints or revise the breakpoints on the administration fee schedule. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. In addition, the Trustees noted that, for each of the U.S. Government Money Market Fund and 100% U.S. Treasury Securities Money Market Fund, the Adviser made a commitment to waive 0.01% of its fee on assets in excess of $250 billion and $200 billion, respectively, for two years effective November 1, 2026. The Trustees informed management that they would continue to analyze potential economies of scale as the Funds increase in assets. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Funds, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, cybersecurity measures, and investments into artificial intelligence), retention of key talent, and regulatory support enhancements. The Trustees also noted that the Adviser expects to make significant near-term investments to support the Funds in response to regulatory initiatives and industry developments that specifically impact the Funds’ operations. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of a Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Funds’ shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Municipal Money Market Fund, had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds advised or sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative share classes to assist the Trustees in their review. As part of this review, the Trustees also considered the performance information provided for the Funds at regular Board meetings by the Adviser. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative share classes are summarized below:
The Trustees noted that the Prime Money Market Fund’s performance for the Institutional shares was in the third, third and second quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees discussed the performance and investment strategy of the Fund with the Adviser. The Trustees considered that principal stability and liquidity maintenance are elements of the Fund’s investment objective and should be balanced alongside other aspects of the Fund’s investment objective, which seeks to provide current income. Based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Institutional Tax Free Money Market Fund’s performance for the Institutional shares was in the third quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees discussed the performance and investment strategy of the Fund with the Adviser, and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Securities Lending Money Market Fund’s performance for the Agency SL shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees discussed the performance and investment strategy of the Fund with the Adviser, and, based upon this discussion and various other factors, the Trustees concluded that the performance was satisfactory.
The Trustees noted that the Liquid Assets Money Market Fund’s performance for the Institutional shares was in the second, first and second quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees noted that the performance for the Premier shares was in the third quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the U.S. Government Money Market Fund’s performance for the Institutional shares was in the second quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees discussed the performance and investment strategy of the Fund with the Adviser. The Trustees considered that principal stability and liquidity are elements of the Fund’s investment objective and should be balanced alongside other aspects of the Fund’s investment objective, which seeks to provide high current income. Based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the U.S. Treasury Plus Money Market Fund’s performance for the Institutional shares was in the second quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees noted that the performance for the Premier shares was in the third quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Federal Money Market Fund’s performance for the Institutional shares was in the third, second and second quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three-, and five-year periods ended March 31, 2026. The Trustees discussed the performance and investment strategy of the Fund with the Adviser. The Trustees considered that principal stability and liquidity maintenance are elements of the Fund’s investment objective and should be balanced alongside other aspects of the Fund’s investment objective, which seeks to provide current income. Based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s performance for the Institutional shares was in the third, third and second quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees discussed the performance and investment strategy of the Fund with the Adviser. The Trustees considered that principal stability and liquidity maintenance are elements of the Fund’s investment objective and should be balanced alongside other aspects of the Fund’s investment objective, which seeks to provide current income. Based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Tax Free Money Market Fund’s performance for the Institutional shares was in the first, second and second quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees discussed the performance and investment strategy of the Fund with the Adviser. The Trustees considered that principal stability and liquidity maintenance are elements of the Fund’s investment objective and should be balanced alongside other aspects of the Fund’s investment objective, which seeks to provide current income that is exempt from federal personal income taxes. Based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Municipal Money Market Fund’s performance for the Institutional shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees noted that the performance for the Premier shares was in the third, fourth and fourth quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser. The Trustees considered that principal stability and liquidity are elements of the Fund’s investment objective and should be balanced alongside other aspects of the Fund’s investment objective, which seeks to provide a high level of current interest income that is exempt from federal income tax. Based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the California Municipal Money Market Fund’s performance for the Institutional shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees noted that the performance for the Premier shares was in the fifth quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees discussed the performance and investment strategy of the Fund with the Adviser. The Trustees considered that principal stability and liquidity maintenance are elements of the Fund’s investment objective and should be balanced alongside other aspects of the Fund’s investment objective, which seeks to provide current income that is exempt from federal and California personal income taxes. Based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the New York Municipal Money Market Fund’s performance for the Institutional shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees discussed the performance and investment strategy of the Fund with the Adviser. The Trustees considered that principal stability and liquidity maintenance are elements of the Fund’s investment objective and should be balanced alongside other aspects of the Fund’s investment objective, which seeks to provide current income that is exempt from federal, New York State and New York City personal income taxes. Based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser. In doing so, the Trustees compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Peer Group (the “Peer Group”), a subset of funds within the Universe. In instances where there was not a sufficient number of peers in the Peer Group to calculate quintile rankings, the Trustees considered quintile rankings based on the Universe. The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative share classes are summarized below:
The Trustees noted that the Prime Money Market Fund’s net advisory fee for the Institutional shares was in the first quintile of the Peer Group, and that the actual total expenses for the Institutional shares were in the fourth quintile of the Peer Group. The Trustees noted that the net advisory fee for the Premier shares was in the first quintile of the Peer Group, and that the actual total expenses for the Premier shares were in the third quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Institutional Tax Free Money Market Fund’s net advisory fee for the Institutional shares was in the second quintile of the Universe, and that the actual total expenses for the Institutional shares were in the third quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group due to the limited number of funds in the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Securities Lending Money Market Fund’s net advisory fee and actual total expenses for the Agency SL shares were in the first quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Liquid Assets Money Market Fund’s net advisory fee for the Institutional shares was in the first quintile of the Peer Group, and that the actual total expenses for the Institutional shares were in the fifth quintile of the Peer Group. The Trustees noted that the net advisory fee for the Premier shares was in the first quintile of the Peer Group, and that the actual total expenses for the Premier shares were in the third quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Government Money Market Fund’s net advisory fee for the Institutional shares was in the second quintile of the Peer Group, and that the actual total expenses for the Institutional shares were in the fourth quintile of the Peer Group. The Trustees noted that the net advisory fee for the Premier shares was in the second quintile of the Peer Group, and that the actual total expenses for the Premier shares were in the fifth quintile of the Peer Group. After considering the factors identified above, including, as noted above, the Adviser’s commitment to waive 0.01% of its fee on assets in excess of $250 billion for two years effective November 1, 2026, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Treasury Plus Money Market Fund’s net advisory fee for the Institutional shares was in the second quintile of the Peer Group, and that the actual total expenses for the Institutional shares were in the fourth quintile of the Peer Group. The Trustees noted that the net advisory fee for the Premier shares was in the first quintile of the Peer Group, and that the actual total expenses for the Premier shares were in the fourth quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Federal Money Market Fund’s net advisory fee for the Institutional shares was in the second quintile of the Peer Group, and that the actual total expenses for the Institutional shares were in the third quintile of the Peer Group. The Trustees noted that the net advisory fee for the Premier shares was in the second quintile of the Peer Group, and that the actual total expenses for the Premier shares were in the fourth quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s net advisory fee for the Institutional and Premier shares was in the first quintile of the Peer Group, and that the actual total expenses for the Institutional and Premier shares were in the fourth quintile of the Peer Group. After considering the factors identified above, including, as noted above, the Adviser’s commitment to waive 0.01% of its fee on assets in excess of $200 billion for two years effective November 1, 2026, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Tax Free Money Market Fund’s net advisory fee and actual total expenses for the Institutional shares were in the third quintile of the Peer Group. The Trustees noted that the net advisory fee for the Premier shares was in the third quintile of the Peer Group, and that the actual total expenses for the Premier shares were in the fourth quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Municipal Money Market Fund’s net advisory fee and actual total expenses for the Institutional shares were in the third quintile of the Peer Group. The Trustees noted that the net advisory fee for the Premier shares was in the third quintile of the Peer Group, and that the actual total expenses for the Premier shares were in the fifth quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the California Municipal Money Market Fund’s net advisory fee for the Institutional shares was in the first quintile of the Universe, and that the actual total expenses for the Institutional shares were in the second quintile of the Universe. The Trustees noted that the net advisory fee for the Premier shares was in the first quintile of the Universe, and that the actual total expenses for the Premier shares were in the fifth quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Groups due to the limited number of funds in the Peer Groups. After considering the factors identified above, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the New York Municipal Money Market Fund’s net advisory fee for the Institutional shares was in the third quintile of the Universe, and that the actual total expenses for the Institutional shares were in the second quintile of the Universe. The Trustees noted that the net advisory fee for the Premier shares was in the third quintile of the Universe, and that the actual total expenses for the Premier shares were in the fifth quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Groups due to the limited number of funds in the Peer Groups. After considering the factors identified above, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

Semi-Annual Financial Statements
J.P. Morgan Income Funds
August 31, 2026 (Unaudited)
JPMorgan Corporate Bond Fund
JPMorgan Emerging Markets Debt Fund
JPMorgan Global Bond Opportunities Fund
JPMorgan Strategic Income Opportunities Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 93.2%
Aerospace & Defense — 1.4%
Boeing Co. (The)
5.81%, 5/1/2050	160	151
3.83%, 3/1/2059	158	104
3.95%, 8/1/2059	1,034	693
7.01%, 5/1/2064	185	200
Honeywell Aerospace, Inc.
4.60%, 3/16/2033	1,135	1,098
5.73%, 3/16/2056	835	793
Leidos, Inc.
4.38%, 5/15/2030	747	727
2.30%, 2/15/2031	442	390
5.40%, 3/15/2032	416	417
5.00%, 3/15/2036	490	463
RTX Corp. 4.88%, 10/15/2040	339	313
		5,349
Automobile Components — 0.0% ^
Allison Transmission, Inc. 3.75%, 1/30/2031 (a)	21	20
Automobiles — 0.7%
Ford Motor Co. 3.25%, 2/12/2032	245	214
Hyundai Capital America 5.00%, 6/18/2031 (a)	670	662
Stellantis Finance US, Inc.
5.75%, 3/18/2030 (a)	1,050	1,036
2.69%, 9/15/2031 (a)	345	291
Volkswagen Group of America Finance LLC (Germany) 5.80%, 3/27/2035 (a)	625	620
		2,823
Banks — 19.8%
AIB Group plc (Ireland) (SOFR + 1.65%), 5.32%, 5/15/2031 (a) (b)	200	201
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (b) (c) (d) (e)	600	646
4.55%, 11/6/2030	1,000	975
4.87%, 4/15/2031	600	589
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (b) (c) (d) (e)	200	233
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.62%, 8/25/2034 (b)	600	598
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Bank of America Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (b) (d) (e)	581	582
(3-MONTH CME TERM SOFR + 1.45%), 2.88%, 10/22/2030 (b)	795	747
(SOFR + 0.87%), 4.46%, 2/6/2032 (b)	765	743
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	452	405
(SOFR + 1.04%), 4.70%, 4/23/2032 (b)	2,475	2,425
(SOFR + 1.22%), 2.30%, 7/21/2032 (b)	911	796
(SOFR + 1.83%), 4.57%, 4/27/2033 (b)	1,230	1,187
(SOFR + 1.91%), 5.29%, 4/25/2034 (b)	580	577
(SOFR + 1.74%), 5.52%, 10/25/2035 (b)	510	504
(SOFR + 1.13%), 5.05%, 2/6/2037 (b)	2,742	2,633
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (b)	304	279
Bank of Nova Scotia (The) (Canada) Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.63%, 10/27/2081 (b) (c)	612	606
Barclays plc (United Kingdom)
(SOFR + 1.14%), 4.52%, 2/24/2032 (b)	260	251
(SOFR + 1.51%), 5.21%, 2/24/2037 (b)	567	538
BNP Paribas SA (France) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (b) (c) (d) (e)	660	688
BPCE SA (France)
(SOFR + 1.68%), 5.88%, 1/14/2031 (a) (b)	550	559
(SOFR + 1.27%), 4.76%, 1/13/2032 (a) (b)	620	604
(SOFR + 1.22%), 5.18%, 6/2/2032 (a) (b)	444	437
(SOFR + 1.57%), 5.42%, 1/13/2037 (a) (b)	505	479
(SOFR + 1.63%), 5.77%, 6/2/2037 (a) (b)	250	243
CaixaBank SA (Spain)
(SOFR + 1.21%), 4.82%, 4/22/2032 (a) (b)	290	284
(SOFR + 2.77%), 6.84%, 9/13/2034 (a) (b)	305	326
(SOFR + 1.79%), 5.58%, 7/3/2036 (a) (b)	200	197
(SOFR + 1.53%), 5.40%, 4/22/2037 (a) (b)	1,405	1,359
Citibank NA (SOFR + 0.91%), 4.85%, 6/18/2032 (b)	1,260	1,242
Citigroup, Inc.
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (b) (d) (e)	385	393
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	1

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (b) (c) (d) (e)	800	803
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (b)	930	908
Series GG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.88%, 8/15/2030 (b) (c) (d) (e)	479	485
(SOFR + 1.34%), 4.54%, 9/19/2030 (b)	1,185	1,169
(SOFR + 1.42%), 2.98%, 11/5/2030 (b)	471	442
(SOFR + 1.46%), 4.95%, 5/7/2031 (b)	845	840
(SOFR + 1.17%), 4.50%, 9/11/2031 (b)	469	458
(SOFR + 1.17%), 2.56%, 5/1/2032 (b)	272	242
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	756	662
(SOFR + 2.06%), 5.83%, 2/13/2035 (b)	1,644	1,640
(SOFR + 1.47%), 5.33%, 3/27/2036 (b)	1,265	1,245
(SOFR + 1.49%), 5.17%, 9/11/2036 (b)	1,050	1,020
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (b)	215	218
Fifth Third Bancorp (SOFR + 0.95%), 4.57%, 4/29/2032 (b)	370	359
HSBC Holdings plc (United Kingdom)
(SOFR + 0.94%), 4.71%, 5/12/2030 (b)	660	653
(SOFR + 1.57%), 5.24%, 5/13/2031 (b)	2,470	2,474
(SOFR + 1.21%), 4.68%, 3/10/2032 (b)	1,305	1,271
(SOFR + 1.16%), 5.24%, 8/14/2032 (b)	1,070	1,063
(SOFR + 1.32%), 5.21%, 5/12/2034 (b)	560	548
(SOFR + 1.47%), 5.73%, 8/14/2037 (b)	755	748
Huntington Bancshares, Inc.
(SOFR + 2.02%), 6.21%, 8/21/2029 (b)	306	313
(SOFRINDX + 1.87%), 5.71%, 2/2/2035 (b)	143	143
Intesa Sanpaolo SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 5.00%, 6/29/2030 (a) (b)	1,640	1,631
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.20%, 6/29/2032 (a) (b)	610	602
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (b)	845	711
Keybank National Association 3.90%, 4/13/2029	300	292
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 5.70%, 8/17/2037 (b)	1,080	1,070
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 4.53%, 9/12/2031 (b)	745	727
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 4.51%, 1/14/2032 (b)	825	802
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.85%, 4/21/2032 (b)	1,650	1,618
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 4.97%, 7/13/2032 (b)	776	766
Morgan Stanley Private Bank NA
(SOFR + 1.08%), 4.73%, 7/18/2031 (b)	815	803
(SOFR + 1.02%), 4.47%, 11/19/2031 (b)	1,750	1,702
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (b) (c) (d) (e)	200	218
NatWest Markets plc (United Kingdom) 4.41%, 11/6/2030 (a)	830	809
PNC Financial Services Group, Inc. (The)
(SOFR + 2.28%), 6.88%, 10/20/2034 (b)	298	322
(SOFR + 1.90%), 5.68%, 1/22/2035 (b)	270	273
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.42%, 1/25/2041 (b)	600	574
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (b)	1,000	989
Santander Holdings USA, Inc. (SOFR + 1.28%), 5.22%, 6/5/2032 (b)	645	636
Santander UK Group Holdings plc (United Kingdom)
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (b)	1,645	1,628
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (b)	2,185	2,211
Societe Generale SA (France)
(SOFR + 1.28%), 5.37%, 5/27/2032 (a) (b)	870	863
(SOFR + 1.51%), 5.40%, 8/8/2034 (a) (b)	465	452
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (a) (b)	1,035	1,080
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.18%), 5.85%, 8/13/2037 (a) (b)	295	293
Sumitomo Mitsui Financial Group, Inc. (Japan) (SOFR + 1.02%), 4.49%, 1/15/2032 (b)	495	481
Truist Financial Corp.
Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 6.67%, 3/1/2027 (b) (d) (e)	546	548
(SOFR + 1.85%), 5.12%, 1/26/2034 (b)	1,423	1,396
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (a) (b)	733	667
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 5.46%, 6/30/2035 (a) (b)	604	600
US Bancorp (SOFR + 2.26%), 5.84%, 6/12/2034 (b)	341	349
Wells Fargo & Co.
(SOFR + 1.11%), 5.24%, 1/24/2031 (b)	950	955
(SOFR + 1.50%), 5.15%, 4/23/2031 (b)	1,731	1,734
Series GG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.34%), 6.13%, 6/15/2031 (b) (d) (e)	605	600
(SOFR + 0.97%), 4.84%, 5/20/2032 (b)	1,430	1,408
(SOFR + 2.02%), 5.39%, 4/24/2034 (b)	1,842	1,840
(SOFR + 1.99%), 5.56%, 7/25/2034 (b)	1,830	1,844
(SOFR + 1.10%), 4.96%, 1/23/2037 (b)	2,592	2,468
		75,992
Beverages — 1.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.95%, 1/15/2042	715	654
Maple Parent Holdings Corp.
5.05%, 3/26/2031 (a)	1,315	1,295
5.70%, 3/26/2036 (a)	1,791	1,764
6.63%, 3/26/2056 (a)	111	111
		3,824
Biotechnology — 1.8%
AbbVie, Inc.
4.05%, 11/21/2039	350	298
4.63%, 10/1/2042	375	327
4.40%, 11/6/2042	262	223
4.25%, 11/21/2049	1,076	839
6.00%, 9/15/2056	647	643
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Biotechnology — continued
5.50%, 3/15/2064	80	73
Amgen, Inc.
3.15%, 2/21/2040	900	679
4.66%, 6/15/2051	170	138
4.20%, 2/22/2052	458	343
4.88%, 3/1/2053	1,027	854
5.65%, 3/2/2053	240	224
5.75%, 3/2/2063	282	260
Biogen, Inc.
5.75%, 5/15/2035	20	20
5.20%, 9/15/2045	296	264
3.25%, 2/15/2051	150	94
6.45%, 5/15/2055	1,330	1,366
Vylor, Inc.
5.13%, 8/15/2031 (a)	110	110
5.63%, 8/15/2036 (a)	200	200
		6,955
Broadline Retail — 0.8%
Amazon.com, Inc.
5.30%, 7/9/2036	844	826
5.65%, 3/13/2046	455	427
5.80%, 3/13/2056	1,531	1,412
6.10%, 7/9/2056	263	254
6.05%, 3/13/2076	245	226
		3,145
Building Products — 0.2%
CRH America Finance, Inc. 4.40%, 2/9/2031	190	185
EMRLD Borrower LP 6.75%, 7/15/2031 (a)	390	402
Smyrna Ready Mix Concrete LLC 6.00%, 11/1/2028 (a)	56	56
		643
Capital Markets — 9.0%
Charles Schwab Corp. (The)
(SOFR + 1.28%), 5.49%, 5/21/2037 (b)	545	537
(SOFR + 1.32%), 5.66%, 8/12/2037 (b)	205	204
Deutsche Bank AG (Germany)
(SOFR + 1.72%), 5.30%, 5/9/2031 (b)	258	257
(SOFR + 1.10%), 4.47%, 12/10/2031 (b)	240	234
(SOFR + 3.65%), 7.08%, 2/10/2034 (b)	615	649
Goldman Sachs Group, Inc. (The)
(SOFR + 1.77%), 6.48%, 10/24/2029 (b)	2,485	2,561
(SOFR + 0.99%), 4.59%, 4/20/2030 (b)	1,330	1,316
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	3

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.14%), 4.69%, 10/23/2030 (b)	500	494
(SOFR + 1.08%), 5.21%, 1/28/2031 (b)	855	856
(SOFR + 1.06%), 4.37%, 10/21/2031 (b)	2,285	2,209
(SOFR + 0.96%), 4.52%, 1/21/2032 (b)	960	930
(SOFR + 1.03%), 4.97%, 6/3/2032 (b)	1,960	1,929
(SOFR + 1.17%), 5.24%, 7/21/2032 (b)	1,174	1,167
(SOFR + 1.34%), 5.09%, 4/20/2034 (b)	306	298
(SOFR + 1.55%), 5.33%, 7/23/2035 (b)	1,470	1,444
(SOFR + 1.31%), 5.43%, 6/3/2037 (b)	1,085	1,057
(SOFR + 1.45%), 5.66%, 7/21/2037 (b)	1,085	1,075
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (b)	640	543
(SOFR + 1.82%), 6.22%, 7/21/2057 (b)	365	361
Mellon Capital IV Series 1, (3-MONTH CME TERM SOFR + 0.83%), 4.52%, 9/30/2026 (b) (d) (e)	143	119
Morgan Stanley
(SOFR + 1.45%), 5.17%, 1/16/2030 (b)	380	382
(SOFR + 1.26%), 5.66%, 4/18/2030 (b)	620	629
(SOFR + 1.22%), 5.04%, 7/19/2030 (b)	410	411
(SOFR + 1.10%), 4.65%, 10/18/2030 (b)	1,540	1,523
(SOFR + 1.11%), 5.23%, 1/15/2031 (b)	795	798
(SOFR + 1.51%), 5.19%, 4/17/2031 (b)	567	567
Series I, (SOFR + 1.07%), 4.36%, 10/22/2031 (b)	575	556
(SOFR + 0.95%), 4.49%, 1/16/2032 (b)	455	441
(EURIBOR 3 Month + 0.91%), 3.38%, 1/23/2032 (b)	1,350	1,534
(SOFR + 1.20%), 4.71%, 3/12/2032 (b)	2,100	2,050
(SOFRINDX + 1.18%), 4.81%, 4/16/2032 (b)	1,165	1,141
(SOFRINDX + 1.16%), 5.17%, 7/14/2032 (b)	715	710
(SOFR + 1.20%), 2.51%, 10/20/2032 (b)	463	405
(SOFR + 1.36%), 2.48%, 9/16/2036 (b)	1,396	1,198
(SOFRINDX + 1.41%), 5.30%, 4/10/2037 (b)	1,269	1,227
(SOFRINDX + 1.43%), 5.61%, 7/17/2037 (b)	490	485
S&P Global, Inc. 2.30%, 8/15/2060	88	41
UBS AG (Switzerland) (SOFR + 0.96%), 5.05%, 8/7/2032 (b)	620	615
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (b) (c) (d) (e)	200	214
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (b)	205	208
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (b) (c) (d) (e)	945	1,076
		34,451
Chemicals — 1.5%
Celanese US Holdings LLC
7.55%, 11/15/2030 (f)	92	97
7.38%, 7/15/2032 (f)	50	52
CF Industries, Inc. 4.95%, 6/1/2043	51	45
Chemours Co. (The) 4.63%, 11/15/2029 (a)	250	236
Chevron Phillips Chemical Co. LLC 4.75%, 5/15/2030 (a)	750	743
Dow Chemical Co. (The)
4.38%, 11/15/2042	650	516
5.95%, 3/15/2055	655	601
EIDP, Inc. 5.13%, 5/15/2032	400	394
LYB International Finance III LLC
5.88%, 1/15/2036	1,833	1,819
3.38%, 10/1/2040	510	369
Mosaic Co. (The) 5.35%, 8/17/2031	733	729
Scotts Miracle-Gro Co. (The) 4.00%, 4/1/2031	175	163
		5,764
Commercial Services & Supplies — 0.7%
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	59	57
4.88%, 7/15/2032 (a)	75	70
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	155	152
6.75%, 1/15/2031 (a)	2,445	2,485
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	100	101
		2,865
Construction & Engineering — 0.8%
Quanta Services, Inc.
2.90%, 10/1/2030	242	222
4.50%, 1/15/2031	935	910
5.30%, 8/9/2033	240	238
5.25%, 8/9/2034	764	748
5.10%, 8/9/2035	560	540
5.55%, 8/9/2036	435	428
		3,086
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — 3.9%
Aercap Funding DAC (Ireland) 4.88%, 7/7/2031	693	680
AerCap Ireland Capital DAC (Ireland)
3.30%, 1/30/2032	865	781
5.00%, 11/15/2035	150	143
Aircastle Ltd. 5.00%, 5/15/2031 (a)	695	683
American Express Co. Series E, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.12%), 6.45%, 9/15/2031 (b) (d) (e)	285	287
American Honda Finance Corp.
Series A, 4.90%, 4/10/2031	430	424
Series A, 5.05%, 7/8/2031	850	843
Avolon Holdings Funding Ltd. (Ireland)
5.75%, 11/15/2029 (a)	1,573	1,594
5.15%, 1/15/2030 (a)	625	621
4.90%, 10/10/2030 (a)	735	721
4.70%, 1/30/2031 (a)	385	375
4.95%, 10/15/2032 (a)	610	587
4.85%, 4/1/2033 (a)	550	525
Ford Motor Credit Co. LLC
5.80%, 3/8/2029	1,120	1,129
7.20%, 6/10/2030	1,466	1,536
5.42%, 4/9/2031	820	809
6.11%, 8/15/2033	715	714
6.47%, 5/22/2036	654	656
General Motors Financial Co., Inc.
5.10%, 9/15/2031	210	208
5.63%, 4/4/2032	28	28
6.10%, 1/7/2034	120	123
5.95%, 4/4/2034	535	543
5.90%, 1/7/2035	900	906
Stellantis Financial Services US Corp. 5.80%, 6/15/2031 (a)	245	239
		15,155
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
3.50%, 3/15/2029 (a)	70	66
5.50%, 3/31/2031 (a)	75	73
Kroger Co. (The) 5.40%, 7/15/2040	280	266
		405
Containers & Packaging — 0.8%
Amcor Flexibles North America, Inc.
5.10%, 3/17/2030	310	311
5.50%, 3/17/2035	500	497
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Containers & Packaging — continued
5.13%, 3/12/2036	422	406
Amcor UK Finance plc (Australia) 3.75%, 2/20/2033	600	677
Ball Corp. 2.88%, 8/15/2030	53	48
Berry Global, Inc. 5.80%, 6/15/2031	427	438
Sonoco Products Co.
4.60%, 9/1/2029	350	346
5.00%, 9/1/2034	491	473
		3,196
Diversified Consumer Services — 0.0% ^
Service Corp. International 3.38%, 8/15/2030	165	153
Diversified REITs — 0.3%
Unibail-Rodamco-Westfield SE (France) (EUR Swap Annual 5 Year + 2.51%), 4.88%, 7/4/2030 (b) (d) (e) (g)	400	466
WP Carey, Inc.
2.40%, 2/1/2031	676	601
2.45%, 2/1/2032	69	60
5.20%, 9/15/2036	115	110
		1,237
Diversified Telecommunication Services — 4.2%
AT&T, Inc.
5.40%, 2/15/2034	17	17
3.50%, 6/1/2041	1,368	1,014
5.55%, 11/1/2045	875	781
3.50%, 9/15/2053	200	122
5.70%, 11/1/2054	566	495
3.55%, 9/15/2055	1,431	867
6.00%, 4/30/2056	630	574
6.20%, 10/30/2056	1,085	1,019
CCO Holdings LLC
4.75%, 3/1/2030 (a)	435	413
4.25%, 2/1/2031 (a)	523	472
7.00%, 2/1/2033 (a)	725	708
Comcast Corp.
5.17%, 1/15/2037 (a)	281	261
3.75%, 4/1/2040	73	56
2.80%, 1/15/2051	661	351
2.94%, 11/1/2056	1,183	605
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (a)	100	95
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (a)	260	241
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	5

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
RD Michigan Property Owner I LLC 7.50%, 3/30/2045 (a)	1,372	1,308
Space Exploration Technologies Corp.
5.35%, 7/15/2031 (a)	1,110	1,085
5.65%, 7/15/2033 (a)	610	588
5.88%, 7/15/2036 (a)	747	704
Verizon Communications, Inc.
1.75%, 1/20/2031	1,076	939
5.00%, 1/15/2036	360	341
5.40%, 7/2/2037	936	905
3.40%, 3/22/2041	750	559
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.04%), 6.20%, 5/14/2056 (b)	77	74
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.81%), 6.05%, 5/14/2058 (b)	944	922
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.60%, 2/15/2059 (b)	448	448
		15,964
Electric Utilities — 8.8%
AEP Transmission Co. LLC Series N, 2.75%, 8/15/2051	131	76
Alliant Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.08%), 5.75%, 4/1/2056 (b)	220	215
Baltimore Gas and Electric Co.
3.20%, 9/15/2049	132	84
2.90%, 6/15/2050	210	126
Commonwealth Edison Co. 3.70%, 3/1/2045	142	105
Duke Energy Carolinas LLC
4.25%, 12/15/2041	230	193
4.00%, 9/30/2042	336	270
Duke Energy Corp. 5.70%, 9/15/2055	287	263
Duke Energy Indiana LLC
3.75%, 5/15/2046	153	113
2.75%, 4/1/2050	134	78
5.40%, 4/1/2053	367	330
Duke Energy Ohio, Inc.
5.30%, 6/15/2035	885	872
5.55%, 3/15/2054	209	192
Duke Energy Progress LLC 2.90%, 8/15/2051	128	76
Edison International 5.25%, 3/15/2032	187	180
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Electricite de France SA (France)
6.38%, 1/13/2055 (a)	930	910
6.13%, 4/22/2056 (a)	295	277
Emera US Finance LLC 5.20%, 4/1/2033	870	852
Emera US Finance LP (Canada)
2.64%, 6/15/2031	609	542
4.75%, 6/15/2046	189	156
Enel Finance America LLC (Italy) 2.88%, 7/12/2041 (a)	250	171
ENEL Finance International NV (Italy)
4.38%, 9/30/2030 (a)	1,215	1,182
2.50%, 7/12/2031 (a) (f)	579	511
5.38%, 7/13/2036 (a)	215	208
5.75%, 9/30/2055 (a)	320	291
Entergy Arkansas LLC 4.95%, 12/15/2044	106	91
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (b)	1,070	1,100
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.18%), 5.88%, 6/15/2056 (b)	570	561
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 6.50%, 12/15/2056 (b)	96	96
Entergy Louisiana LLC
4.95%, 1/15/2045	302	264
5.70%, 3/15/2054	260	244
5.80%, 3/15/2055	450	426
Entergy Mississippi LLC 3.50%, 6/1/2051	56	37
Entergy Texas, Inc. 5.15%, 6/1/2045	27	24
EUSHI Finance, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.14%), 7.63%, 12/15/2054 (b)	350	362
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 6.25%, 4/1/2056 (b)	365	359
FirstEnergy Transmission LLC 5.45%, 7/15/2044 (a)	98	90
Interstate Power and Light Co. 5.10%, 9/30/2031	255	254
ITC Holdings Corp.
2.95%, 5/14/2030 (a)	624	578
4.88%, 4/15/2031 (a)	700	690
5.40%, 6/1/2033 (a)	576	573
5.65%, 5/9/2034 (a)	1,347	1,350
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.50%, 4/15/2036 (a)	350	345
Louisville Gas and Electric Co. 4.65%, 11/15/2043	41	35
Massachusetts Electric Co. 1.73%, 11/24/2030 (a)	350	305
Monongahela Power Co. 5.85%, 2/15/2034 (a)	520	534
Nevada Power Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.94%), 6.25%, 5/15/2055 (b)	1,245	1,242
NextEra Energy Capital Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (b)	280	287
5.90%, 3/15/2055	740	695
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (b)	259	260
NRG Energy, Inc.
3.63%, 2/15/2031 (a)	385	354
4.96%, 4/30/2031 (a)	1,260	1,225
7.00%, 3/15/2033 (a)	288	306
5.41%, 10/15/2035 (a)	729	696
Ohio Power Co. Series R, 2.90%, 10/1/2051	230	134
Pacific Gas and Electric Co.
3.25%, 6/1/2031	570	522
6.15%, 1/15/2033	178	183
6.40%, 6/15/2033	26	27
5.60%, 8/15/2036	1,000	972
5.85%, 11/1/2036	195	193
4.50%, 7/1/2040	173	144
3.75%, 8/15/2042 (f)	515	374
4.60%, 6/15/2043	175	140
4.25%, 3/15/2046	164	122
3.95%, 12/1/2047	159	111
3.50%, 8/1/2050	400	255
PacifiCorp 2.90%, 6/15/2052	242	137
Palomino Funding Trust I 7.23%, 5/17/2028 (a)	250	258
PECO Energy Co. 2.80%, 6/15/2050	210	125
PG&E Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (b)	251	252
Public Service Co. of Colorado
2.70%, 1/15/2051	131	75
Series 39, 4.50%, 6/1/2052	113	89
Series 47, 6.20%, 8/15/2056	235	235
Public Service Electric and Gas Co. 2.05%, 8/1/2050	134	68
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Sierra Pacific Power Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 6.20%, 12/15/2055 (b)	825	811
Southern California Edison Co.
5.25%, 3/15/2030	324	324
5.20%, 6/1/2034	634	613
Series 08-A, 5.95%, 2/1/2038	180	177
Series 13-A, 3.90%, 3/15/2043	642	477
Series C, 3.60%, 2/1/2045	54	37
5.70%, 3/1/2053	76	67
5.88%, 12/1/2053	13	12
Union Electric Co.
5.20%, 4/1/2034	460	457
5.25%, 1/15/2054	205	181
Virginia Electric and Power Co.
5.65%, 8/15/2036	330	331
2.45%, 12/15/2050	498	268
5.70%, 8/15/2053	180	168
Vistra Operations Co. LLC
3.70%, 1/30/2027 (a)	314	313
4.38%, 5/1/2029 (a)	115	113
4.60%, 10/15/2030 (a)	116	113
6.95%, 10/15/2033 (a)	640	681
5.70%, 12/30/2034 (a)	489	482
5.25%, 10/15/2035 (a)	281	267
5.35%, 1/31/2036 (a)	1,153	1,101
Xcel Energy, Inc. 5.60%, 4/15/2035	835	833
		33,898
Electrical Equipment — 0.3%
Eaton Corp. 4.15%, 11/2/2042	560	464
GE Vernova, Inc. 5.50%, 2/4/2056	425	394
Regal Rexnord Corp. 6.40%, 4/15/2033	153	159
		1,017
Electronic Equipment, Instruments & Components — 0.2%
Coherent Corp. 5.00%, 12/15/2029 (a)	225	222
Ingram Micro, Inc. 4.75%, 5/15/2029 (a)	205	201
Jabil, Inc. 4.75%, 2/1/2033	346	331
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	21	19
		773
Energy Equipment & Services — 0.2%
Baker Hughes Holdings LLC 5.85%, 6/15/2056	950	908
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	7

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Entertainment — 0.1%
WMG Acquisition Corp. 3.88%, 7/15/2030 (a)	270	254
Financial Services — 1.3%
Equitable America Global Funding 4.70%, 9/15/2032 (a)	1,048	1,007
Equitable Holdings, Inc. 4.57%, 2/15/2029 (a)	169	167
Fiserv, Inc. 5.25%, 8/11/2035	436	415
Global Payments, Inc.
4.88%, 11/15/2030	2,185	2,127
2.90%, 11/15/2031	750	655
5.20%, 11/15/2032	305	294
5.55%, 11/15/2035	350	334
Rocket Mortgage LLC 3.88%, 3/1/2031 (a)	146	136
		5,135
Food Products — 2.2%
Bimbo Bakeries USA, Inc. (Mexico) 6.05%, 1/15/2029 (a)	682	695
Bunge Ltd. Finance Corp.
5.00%, 8/19/2031	365	363
4.65%, 9/17/2034	235	223
5.15%, 3/19/2036	1,050	1,017
JBS NV
3.63%, 1/15/2032	910	836
3.00%, 5/15/2032	1,310	1,154
5.95%, 4/20/2035	329	333
5.63%, 3/10/2037 (a)	100	97
4.38%, 2/2/2052	5	4
6.50%, 12/1/2052	135	131
6.40%, 5/10/2057 (a)	440	422
6.38%, 4/15/2066	240	225
Kraft Heinz Foods Co.
4.38%, 6/1/2046	153	119
5.50%, 6/1/2050	435	384
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	59	56
Mars, Inc.
5.00%, 3/1/2032 (a)	390	387
5.20%, 3/1/2035 (a)	1,330	1,311
5.65%, 5/1/2045 (a)	323	310
5.70%, 5/1/2055 (a)	295	279
		8,346
Gas Utilities — 0.1%
Piedmont Natural Gas Co., Inc. 3.35%, 6/1/2050	361	235
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ground Transportation — 0.6%
Burlington Northern Santa Fe LLC
4.15%, 4/1/2045	215	172
3.90%, 8/1/2046	66	50
3.05%, 2/15/2051	115	72
Canadian Pacific Railway Co. (Canada)
4.95%, 8/15/2045	103	91
4.70%, 5/1/2048	341	288
3.50%, 5/1/2050	220	150
3.10%, 12/2/2051	630	393
Norfolk Southern Corp.
3.95%, 10/1/2042	62	50
4.45%, 6/15/2045	285	236
3.05%, 5/15/2050	231	144
2.90%, 8/25/2051	320	191
Uber Technologies, Inc. 4.80%, 9/15/2035	304	288
		2,125
Health Care Equipment & Supplies — 0.6%
Medline Borrower LP
3.88%, 4/1/2029 (a)	40	39
5.25%, 10/1/2029 (a)	415	413
Solventum Corp.
5.45%, 3/13/2031	1,097	1,108
5.60%, 3/23/2034	766	769
Zimmer Biomet Holdings, Inc. 5.50%, 2/19/2035	166	165
		2,494
Health Care Providers & Services — 2.2%
Aetna, Inc.
6.75%, 12/15/2037	250	266
4.75%, 3/15/2044	131	109
Cencora, Inc.
4.90%, 2/13/2036	164	156
4.25%, 3/1/2045	535	429
Centene Corp. 2.50%, 3/1/2031	300	262
CVS Health Corp.
4.13%, 4/1/2040	776	640
5.88%, 6/1/2053	142	132
Elevance Health, Inc.
4.63%, 5/15/2042	263	226
4.65%, 1/15/2043	398	340
HCA, Inc.
4.70%, 5/15/2031	880	862
2.38%, 7/15/2031	75	66
5.50%, 3/1/2032	740	746
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
4.60%, 11/15/2032	716	687
5.50%, 6/15/2047	2	2
5.25%, 6/15/2049	815	700
4.63%, 3/15/2052	244	189
5.95%, 9/15/2054	241	225
6.20%, 3/1/2055	110	106
5.70%, 11/15/2055	255	230
Quest Diagnostics, Inc. 5.00%, 12/15/2034	791	770
Tenet Healthcare Corp. 4.38%, 1/15/2030	160	155
UnitedHealth Group, Inc.
3.50%, 8/15/2039	160	128
2.75%, 5/15/2040	200	144
3.05%, 5/15/2041	106	77
2.90%, 5/15/2050	116	70
5.05%, 4/15/2053	250	214
5.38%, 4/15/2054	219	196
5.63%, 7/15/2054	250	232
		8,359
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc.
3.38%, 8/15/2031	331	302
2.00%, 5/18/2032	1,315	1,092
5.25%, 3/15/2036	530	505
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 7.25%, 2/15/2057 (b)	485	485
		2,384
Health Care Technology — 0.1%
IQVIA, Inc. 6.25%, 6/1/2032 (a)	326	332
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP 4.50%, 2/15/2029 (a)	260	256
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	39	38
4.00%, 10/15/2030 (a)	380	359
Carnival Corp. Ltd. 5.88%, 6/15/2031 (a)	200	201
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029 (a)	59	57
3.63%, 2/15/2032 (a)	195	177
Royal Caribbean Cruises Ltd. 5.63%, 9/30/2031 (a)	410	411
Six Flags Entertainment Corp. 6.63%, 5/1/2032 (a)	200	203
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
Station Casinos LLC 4.63%, 12/1/2031 (a)	150	141
Viking Cruises Ltd. 5.88%, 10/15/2033 (a)	56	55
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	250	249
		1,891
Household Durables — 0.1%
Somnigroup International, Inc. 3.88%, 10/15/2031 (a)	280	256
Independent Power and Renewable Electricity Producers — 1.0%
AES Corp. (The)
5.45%, 6/1/2028	359	362
5.80%, 3/15/2032	555	556
Constellation Energy Generation LLC 5.00%, 2/1/2031	759	752
Southern Power Co.
Series B, 4.90%, 10/1/2035	1,953	1,848
5.25%, 7/15/2043	205	185
		3,703
Industrial Conglomerates — 0.2%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	935	900
5.42%, 11/15/2048	54	50
		950
Insurance — 2.3%
Arch Capital Group Ltd. 5.95%, 6/15/2056	540	524
Athene Global Funding
5.03%, 7/17/2030 (a)	1,320	1,298
5.54%, 8/22/2035 (a)	452	434
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	200	144
Corebridge Global Funding 4.90%, 8/21/2032 (a)	361	351
Guardian Life Global Funding 4.67%, 9/5/2032 (a)	785	763
Guardian Life Insurance Co. of America (The) 4.88%, 6/19/2064 (a)	98	79
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (b)	284	282
MetLife Capital Trust IV 7.88%, 12/15/2037 (a)	1,110	1,203
MetLife, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 5.85%, 3/15/2056 (b)	158	153
Metropolitan Life Global Funding I 5.15%, 3/28/2033 (a)	405	402
Nationwide Mutual Insurance Co. 4.35%, 4/30/2050 (a)	390	287
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	9

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
New York Life Insurance Co. 4.45%, 5/15/2069 (a)	123	90
Northwestern Mutual Life Insurance Co. (The)
6.06%, 3/30/2040 (a)	232	232
3.85%, 9/30/2047 (a)	144	105
6.05%, 6/30/2056 (a)	828	808
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (b)	212	216
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 (a)	630	679
6.05%, 6/15/2056 (a)	835	805
		8,855
Interactive Media & Services — 0.9%
Alphabet, Inc.
5.65%, 2/15/2056	200	183
5.75%, 2/15/2066	45	40
Meta Platforms, Inc.
5.50%, 11/15/2045	490	425
6.20%, 5/15/2046	330	310
4.45%, 8/15/2052	353	253
5.60%, 5/15/2053	215	181
5.40%, 8/15/2054	956	775
5.63%, 11/15/2055	472	393
6.30%, 5/15/2056	885	815
5.75%, 5/15/2063	114	94
5.55%, 8/15/2064	190	152
		3,621
IT Services — 0.5%
Beignet Investor LLC 6.58%, 5/30/2049 (a)	1,841	1,764
Go Daddy Operating Co. LLC 3.50%, 3/1/2029 (a)	40	38
		1,802
Machinery — 0.1%
Terex Corp. 6.25%, 10/15/2032 (a)	205	207
Media — 1.5%
Charter Communications Operating LLC
6.05%, 2/15/2032	870	871
6.65%, 2/1/2034	438	440
7.09%, 9/1/2038 (a)	30	30
Discovery Global Holdings, Inc. 4.28%, 3/15/2032	63	58
Lamar Media Corp.
4.00%, 2/15/2030	40	38
3.63%, 1/15/2031	220	205
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued
Nexstar Media, Inc. 6.50%, 9/15/2033 (a)	125	126
Time Warner Cable LLC
6.55%, 5/1/2037	500	481
5.88%, 11/15/2040	1,453	1,261
5.50%, 9/1/2041	2,505	2,084
		5,594
Metals & Mining — 1.1%
Anglo American Capital plc (South Africa)
5.00%, 3/21/2033 (a)	1,300	1,267
5.75%, 4/5/2034 (a)	630	638
5.25%, 3/19/2036 (a)	200	193
Cleveland-Cliffs, Inc. 4.88%, 3/1/2031 (a)	175	162
Corp. Nacional del Cobre de Chile (Chile) 6.78%, 1/13/2055 (a)	486	502
Glencore Funding LLC (Australia)
6.38%, 10/6/2030 (a)	800	835
5.63%, 4/4/2034 (a)	65	65
5.67%, 4/1/2035 (a)	388	389
5.51%, 4/1/2036 (a)	93	91
Novelis Corp. 4.75%, 1/30/2030 (a)	59	57
		4,199
Multi-Utilities — 1.9%
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.90%), 3.75%, 12/1/2050 (b)	275	254
Consumers Energy Co. 3.95%, 5/15/2043	355	283
Dominion Energy, Inc.
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (b) (d) (e)	450	448
Series B, 3.30%, 4/15/2041	540	396
Series C, 4.90%, 8/1/2041	385	340
4.70%, 12/1/2044	311	260
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (b)	942	934
DTE Energy Co. 5.20%, 4/1/2030	1,100	1,105
Engie SA (France) 5.25%, 4/10/2029 (a)	280	282
Puget Energy, Inc. 5.73%, 3/15/2035	2,087	2,060
San Diego Gas & Electric Co. 5.35%, 4/1/2053	514	453
Southern Co. Gas Capital Corp.
5.75%, 9/15/2033	180	184
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
4.40%, 6/1/2043	200	165
3.95%, 10/1/2046	151	113
		7,277
Office REITs — 0.2%
Boston Properties LP 6.05%, 10/15/2036	505	506
COPT Defense Properties LP
4.50%, 10/15/2030	312	304
2.75%, 4/15/2031	88	79
		889
Oil, Gas & Consumable Fuels — 9.3%
Aker BP ASA (Norway) 5.25%, 10/30/2035 (a)	555	536
Antero Resources Corp.
5.38%, 3/1/2030 (a)	1,025	1,024
5.40%, 2/1/2036	545	526
BP Capital Markets America, Inc. 3.06%, 6/17/2041	113	83
Buckeye Partners LP 5.60%, 10/15/2044	16	14
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/2029	730	703
Cheniere Energy Partners LP
4.50%, 10/1/2029	1,003	991
4.00%, 3/1/2031	410	391
5.75%, 8/15/2034	790	801
Chord Energy Corp. 6.00%, 10/1/2030 (a)	39	39
Colonial Enterprises, Inc. 5.63%, 11/15/2035 (a)	420	411
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (a)	102	101
5.00%, 11/17/2032 (a)	645	628
5.68%, 1/15/2034 (a)	385	387
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (a)	125	129
6.04%, 11/15/2033 (a)	486	502
5.51%, 5/15/2036 (a)	200	197
ConocoPhillips Co. 5.70%, 9/15/2063	330	307
Crescent Energy Finance LLC
7.63%, 4/1/2032 (a)	125	129
7.88%, 4/15/2032 (a)	125	129
Devon Energy Corp. 5.40%, 2/15/2035 (a)	399	396
Diamondback Energy, Inc. 5.75%, 4/18/2054	433	409
DT Midstream, Inc. 4.38%, 6/15/2031 (a)	863	825
Energy Transfer LP
6.00%, 2/1/2029 (a)	1,285	1,292
7.38%, 2/1/2031 (a)	210	216
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
5.95%, 5/15/2054	180	167
6.20%, 4/1/2055	955	915
6.30%, 1/15/2056	610	595
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (b)	925	928
Eni SpA (Italy)
5.25%, 5/18/2036 (a)	510	492
5.70%, 10/1/2040 (a)	570	544
6.00%, 5/18/2056 (a)	830	792
EQT Corp. 4.75%, 1/15/2031	720	708
Expand Energy Corp.
5.38%, 3/15/2030	1,270	1,274
4.75%, 2/1/2032	492	476
Harbour Energy Finance 2 plc (United Kingdom)
5.93%, 8/19/2033 (a)	900	896
6.33%, 4/1/2035 (a)	345	348
Hess Corp. 6.00%, 1/15/2040	655	675
Hess Midstream Operations LP
5.13%, 6/15/2028 (a)	745	743
6.50%, 6/1/2029 (a)	340	347
5.50%, 10/15/2030 (a)	573	571
Howard Midstream Energy Partners LLC 7.38%, 7/15/2032 (a)	100	103
Kinder Morgan Energy Partners LP 6.38%, 3/1/2041	350	361
Kinder Morgan, Inc. 3.25%, 8/1/2050	80	51
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	1,637	1,645
Marathon Petroleum Corp. 4.75%, 9/15/2044	129	109
MPLX LP
5.40%, 9/15/2035	448	439
5.95%, 4/1/2055	492	462
Northern Natural Gas Co.
4.30%, 1/15/2049 (a)	80	61
3.40%, 10/16/2051 (a)	161	104
Occidental Petroleum Corp. 4.63%, 6/15/2045	278	227
ONEOK Partners LP 6.20%, 9/15/2043	450	448
ONEOK, Inc.
5.40%, 10/15/2035	830	814
5.60%, 4/1/2044	570	524
5.05%, 4/1/2045	94	81
Ovintiv, Inc.
6.25%, 7/15/2033	235	246
6.50%, 2/1/2038	47	49
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	11

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Permian Resources Operating LLC 6.25%, 2/1/2033 (a)	75	76
Pioneer Natural Resources Co.
1.90%, 8/15/2030	505	451
2.15%, 1/15/2031	440	392
Santos Finance Ltd. (Australia)
3.65%, 4/29/2031 (a)	507	470
6.88%, 9/19/2033 (a)	634	675
5.75%, 11/13/2035 (a)	700	690
Shell Finance US, Inc. 5.13%, 10/15/2041	365	341
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	200	200
5.03%, 10/1/2029	900	896
Sunoco LP 4.63%, 5/1/2030 (a)	125	121
Tallgrass Energy Partners LP 6.00%, 9/1/2031 (a)	255	252
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	635	462
TotalEnergies Capital SA (France)
5.49%, 4/5/2054	350	326
5.28%, 9/10/2054	210	190
5.64%, 4/5/2064	260	242
TransCanada PipeLines Ltd. (Canada)
5.60%, 3/31/2034	210	211
6.10%, 6/1/2040	150	151
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 6.13%, 10/17/2056 (b)	97	97
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.12%), 6.38%, 10/17/2056 (b)	107	107
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029 (a)	1,041	997
6.25%, 1/15/2030 (a)	685	699
Venture Global LNG, Inc.
9.50%, 2/1/2029 (a)	95	102
9.88%, 2/1/2032 (a)	135	144
Venture Global Plaquemines LNG LLC 6.75%, 1/15/2036 (a)	89	94
		35,747
Passenger Airlines — 0.0% ^
American Airlines, Inc. 5.75%, 4/20/2029 (a)	121	121
Pharmaceuticals — 0.7%
Bristol-Myers Squibb Co.
3.25%, 8/1/2042	200	146
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — continued
5.55%, 2/22/2054	507	471
Eli Lilly & Co. 5.65%, 10/15/2065	160	151
Merck & Co., Inc.
3.60%, 9/15/2042	140	108
5.55%, 12/4/2055	691	646
5.15%, 5/17/2063	90	78
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 5/19/2053	152	136
5.34%, 5/19/2063	1,197	1,045
		2,781
Residential REITs — 0.2%
UDR, Inc. 5.13%, 9/1/2034	760	740
Retail REITs — 0.3%
NNN REIT, Inc.
3.50%, 4/15/2051	300	202
3.00%, 4/15/2052	250	150
Realty Income Corp. 5.13%, 7/6/2034	570	696
		1,048
Semiconductors & Semiconductor Equipment — 1.4%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	130	128
Broadcom, Inc.
3.47%, 4/15/2034	144	123
3.14%, 11/15/2035	288	232
Entegris, Inc. 3.63%, 5/1/2029 (a)	160	154
Foundry JV Holdco LLC
5.50%, 1/25/2031 (a)	250	252
6.25%, 1/25/2035 (a)	1,785	1,839
6.10%, 1/25/2036 (a)	1,110	1,132
Intel Corp.
5.30%, 5/15/2036	790	761
4.25%, 12/15/2042	595	470
Marvell Technology, Inc.
5.95%, 9/15/2033	55	56
5.45%, 7/15/2035	75	74
Qnity Electronics, Inc. 5.75%, 8/15/2032 (a)	287	285
		5,506
Software — 1.8%
Microsoft Corp. 2.53%, 6/1/2050	570	321
Oracle Corp.
5.35%, 5/4/2033	401	378
5.70%, 2/4/2036	98	91
3.60%, 4/1/2040	220	152
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
3.65%, 3/25/2041	1,150	777
6.55%, 2/4/2046	692	618
4.00%, 7/15/2046	315	202
4.00%, 11/15/2047	471	295
3.60%, 4/1/2050	674	391
3.95%, 3/25/2051	380	230
5.38%, 9/27/2054	98	72
4.38%, 5/15/2055	710	448
6.00%, 8/3/2055	841	677
6.70%, 2/4/2056	255	225
6.85%, 2/4/2066	525	461
Salesforce, Inc. 2.70%, 7/15/2041	425	283
Synopsys, Inc.
4.85%, 4/1/2030	430	427
5.00%, 4/1/2032	320	316
5.15%, 4/1/2035	422	410
5.70%, 4/1/2055	5	5
		6,779
Specialized REITs — 1.1%
Crown Castle, Inc.
3.10%, 11/15/2029	184	173
2.25%, 1/15/2031	1,003	883
2.10%, 4/1/2031	780	678
Extra Space Storage LP
4.00%, 6/15/2029	347	338
5.50%, 7/1/2030	398	402
5.90%, 1/15/2031	400	411
4.95%, 1/15/2033	160	156
SBA Communications Corp.
3.13%, 2/1/2029	101	97
5.15%, 7/15/2031	705	699
5.45%, 7/15/2033	235	232
		4,069
Specialty Retail — 0.2%
Home Depot, Inc. (The)
3.30%, 4/15/2040	130	101
5.40%, 9/15/2040	210	204
3.35%, 4/15/2050	210	140
2.38%, 3/15/2051	189	102
Lowe's Cos., Inc. 2.80%, 9/15/2041	519	357
		904
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc. 2.95%, 9/11/2049	915	572
Tobacco — 2.0%
Altria Group, Inc.
2.45%, 2/4/2032	720	626
3.40%, 2/4/2041	607	448
BAT Capital Corp. (United Kingdom)
5.83%, 2/20/2031	56	58
3.73%, 9/25/2040	763	600
7.08%, 8/2/2043	466	502
4.54%, 8/15/2047	280	222
Imperial Brands Finance plc (United Kingdom)
5.50%, 2/1/2030 (a)	1,210	1,223
5.88%, 7/1/2034 (a)	830	841
5.63%, 7/1/2035 (a)	1,130	1,115
Japan Tobacco, Inc. (Japan) 5.85%, 6/15/2035 (a)	580	595
Philip Morris International, Inc.
4.63%, 10/29/2035	1,570	1,475
3.88%, 8/21/2042	116	91
		7,796
Trading Companies & Distributors — 0.2%
Aviation Capital Group LLC 4.80%, 10/24/2030 (a)	530	520
Herc Holdings, Inc. 7.00%, 6/15/2030 (a)	18	18
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	36	37
United Rentals North America, Inc.
3.88%, 2/15/2031	20	19
3.75%, 1/15/2032	300	275
		869
Wireless Telecommunication Services — 1.2%
Rogers Communications, Inc. (Canada)
3.80%, 3/15/2032	1,101	1,012
5.30%, 2/15/2034	494	479
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.84%), 6.88%, 7/31/2056 (b)	395	396
T-Mobile USA, Inc.
3.88%, 4/15/2030	620	596
5.13%, 5/15/2032	544	541
6.70%, 12/15/2033	868	929
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	13

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
3.30%, 2/15/2051	675	416
Vodafone Group plc (United Kingdom) 6.10%, 6/18/2056	270	256
		4,625
Total Corporate Bonds (Cost $368,720)		358,344
U.S. Treasury Obligations — 0.5%
U.S. Treasury Bonds 4.63%, 11/15/2045	2,027	1,876
U.S. Treasury Notes 4.13%, 2/15/2036	50	48
Total U.S. Treasury Obligations (Cost $1,999)		1,924
Asset-Backed Securities — 0.4%
Air Canada Pass-Through Trust (Canada) Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	75	75
American Airlines Pass-Through Trust
Series 2015-1, Class A, 3.38%, 5/1/2027	121	120
Series 2016-1, Class A, 4.10%, 1/15/2028	201	197
Series 2016-3, Class A, 3.25%, 10/15/2028	58	55
Series 2017-1, Class AA, 3.65%, 2/15/2029	490	474
Series 2017-2, Class A, 3.60%, 10/15/2029	57	53
Series 2021-1, Class B, 3.95%, 7/11/2030	44	42
JetBlue Pass-Through Trust Series 2019-1, Class AA, 2.75%, 5/15/2032	111	98
United Airlines Pass-Through Trust
Series 2023-1, Class A, 5.80%, 1/15/2036	40	41
Series 2024-1, Class A, 5.88%, 2/15/2037	443	445
Total Asset-Backed Securities (Cost $1,596)		1,600
Foreign Government Securities — 0.2%
United Mexican States 5.63%, 9/22/2035 (Cost $794)	797	764
	SHARES (000)
Short-Term Investments — 4.1%
Investment Companies — 3.8%
JPMorgan Prime Money Market Fund Class Institutional, 3.68% (h) (i) (Cost $11,979)	11,979	11,980
INVESTMENTS	SHARES (000)	VALUE ($000)

Investment Companies — continued
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (h) (i)	2,419	2,419
Total Investment Companies (Cost $14,398)		14,399
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.3%
U.S. Treasury Bills, 3.75%, 10/13/2026 (j) (k) (Cost $1,112)	1,117	1,112
Total Short-Term Investments (Cost $15,510)		15,511
Total Investments — 98.4% (Cost $388,619)		378,143
Other Assets in Excess of Liabilities — 1.6%		6,239
NET ASSETS — 100.0%		384,382

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2026 is $4,969 or 1.29% of the Fund’s
net assets as of August 31, 2026.

(d)	Security is an interest bearing note with preferred security characteristics.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Income Funds	August 31, 2026

(e)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2026.

(f)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2026.

(g)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of August 31, 2026.
(j)	The rate shown is the effective yield as of August 31, 2026.
(k)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
Futures contracts outstanding as of August 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bund	28	09/08/2026	EUR	4,007	(55)
Euro-Schatz	239	09/08/2026	EUR	29,230	(49)
Australia 10 Year Bond	54	09/15/2026	AUD	4,141	(21)
Australia 3 Year Bond	3	09/15/2026	AUD	223	(1)
Canada 2 Year Bond	104	12/18/2026	CAD	7,859	(2)
U.S. Treasury 10 Year Ultra Note	2	12/21/2026	USD	219	(2)
U.S. Treasury Long Bond	147	12/21/2026	USD	15,986	(7)
U.S. Treasury Ultra Bond	114	12/21/2026	USD	12,561	1
U.S. Treasury 2 Year Note	162	12/31/2026	USD	33,254	(87)
U.S. Treasury 5 Year Note	1	12/31/2026	USD	106	(1)
					(224)
Short Contracts
Euro-Bobl	(19)	09/08/2026	EUR	(2,500)	43
Euro-BTP	(12)	09/08/2026	EUR	(1,605)	23
Euro-Buxl 30 Year Bond	(13)	09/08/2026	EUR	(1,563)	112
Short-Term Euro-BTP	(12)	09/08/2026	EUR	(1,480)	2
Canada 10 Year Bond	(73)	12/18/2026	CAD	(6,180)	16
U.S. Treasury 10 Year Note	(5)	12/21/2026	USD	(539)	3
U.S. Treasury 10 Year Ultra Note	(67)	12/21/2026	USD	(7,338)	33
U.S. Treasury 5 Year Note	(320)	12/31/2026	USD	(33,840)	149
					381
					157

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	15

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of August 31, 2026 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	100	USD	70	Barclays Bank plc	9/2/2026	2
USD	3,794	EUR	3,254	BNP Paribas	10/5/2026	10
Total unrealized appreciation						12
EUR	3,254	USD	3,790	BNP Paribas	9/2/2026	(10)
USD	70	AUD	100	Morgan Stanley	9/2/2026	(2)
USD	3,751	EUR	3,254	HSBC Bank, NA	9/2/2026	(28)
Total unrealized depreciation						(40)
Net unrealized depreciation						(28)

Abbreviations
AUD	Australian Dollar
EUR	Euro
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Income Funds	August 31, 2026

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 72.6%
Angola — 2.6%
Republic of Angola
9.24%, 1/15/2031 (a)	2,200	2,315
9.24%, 1/15/2031 (b)	5,370	5,652
8.75%, 4/14/2032 (b)	2,056	2,102
9.38%, 3/31/2033 (a)	2,200	2,283
9.88%, 10/15/2035 (b)	7,386	7,790
9.88%, 3/31/2037 (b)	2,400	2,489
9.13%, 11/26/2049 (b)	3,502	3,243
		25,874
Argentina — 3.7%
Argentine Republic
0.75%, 7/9/2030 (c)	4,608	3,988
4.12%, 7/9/2035 (c)	13,718	10,375
0.00%, 12/15/2035 (d)	EUR4,610	677
5.00%, 1/9/2038 (c)	1,821	1,446
3.50%, 7/9/2041 (c)	21,448	15,126
4.12%, 7/9/2046 (c)	2,364	1,680
Provincia de Cordoba 8.60%, 2/3/2035 (a)	3,263	3,217
		36,509
Bahrain — 2.3%
Kingdom of Bahrain
7.00%, 10/12/2028 (b)	1,460	1,449
6.75%, 9/20/2029 (b)	8,226	8,079
5.45%, 9/16/2032 (b)	4,787	4,342
5.25%, 1/25/2033 (b)	2,800	2,487
6.63%, 10/6/2037 (a)	4,830	4,388
7.10%, 2/3/2038 (a)	1,913	1,798
		22,543
Benin — 0.6%
Benin Government Bond
7.96%, 2/13/2038 (a)	1,466	1,553
8.38%, 1/23/2041 (b)	3,700	3,990
		5,543
Bolivia, Plurinational State of — 0.8%
Plurinational State of Bolivia
9.45%, 5/14/2031 (a)	5,989	5,950
9.45%, 5/14/2031 (b)	2,200	2,186
		8,136
Bosnia And Herzegovina — 0.6%
Federation of Bosnia & Herzegovina Eurobond 5.00%, 6/4/2031 (a)	EUR2,189	2,488
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Bosnia And Herzegovina—continued
Republic of Srpska International Government Bond
6.25%, 4/2/2031 (a)	EUR2,357	2,731
6.38%, 5/8/2033 (a)	EUR790	901
		6,120
Brazil — 2.6%
Federative Republic of Brazil
6.00%, 10/20/2033	5,410	5,391
8.25%, 1/20/2034	2,667	3,001
6.63%, 3/15/2035	13,742	13,886
Notas do Tesouro Nacional 10.00%, 1/1/2035	BRL26,000	3,971
		26,249
Bulgaria — 0.2%
Republic of Bulgaria 5.00%, 3/5/2037 (b)	1,900	1,811
Chile — 1.0%
Republic of Chile
2.55%, 1/27/2032	3,100	2,723
5.65%, 1/13/2037	6,800	6,889
		9,612
Colombia — 3.6%
Barranquilla Distrito Especial Industrial y Portuario 7.35%, 7/23/2031 (a)	5,600	5,740
Republic of Colombia
6.13%, 1/21/2031	1,677	1,680
3.13%, 4/15/2031	3,635	3,209
11.75%, 1/24/2035	COP8,100,400	2,367
8.00%, 11/14/2035	11,365	12,314
5.63%, 2/19/2036	EUR8,400	9,476
5.20%, 5/15/2049	1,800	1,382
		36,168
Congo, Democratic Republic of the — 1.3%
Republic of Congo
8.75%, 4/16/2032 (a)	3,590	3,706
9.50%, 2/17/2035 (b)	4,700	4,682
9.50%, 5/26/2036 (b)	2,690	2,605
9.50%, 4/16/2037 (a)	2,000	2,087
		13,080
Costa Rica — 1.3%
Republic of Costa Rica
6.00%, 1/16/2036 (a)	EUR4,000	4,840
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	17

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Costa Rica—continued
7.16%, 3/12/2045 (b)	3,260	3,471
7.30%, 11/13/2054 (b)	4,512	4,876
		13,187
Dominican Republic — 1.9%
Dominican Republic Government Bond
7.45%, 4/30/2044 (b)	5,100	5,397
6.40%, 6/5/2049 (b)	5,130	4,835
5.88%, 1/30/2060 (b)	9,893	8,464
		18,696
Ecuador — 2.0%
Republic of Ecuador
8.75%, 1/29/2034 (a)	5,229	5,215
6.90%, 7/31/2035 (b) (c)	10,137	9,268
9.25%, 1/29/2039 (a)	3,079	3,111
5.50%, 7/31/2040 (b) (c)	3,342	2,731
		20,325
Egypt — 3.8%
Arab Republic of Egypt
22.58%, 1/7/2028	EGP150,349	2,886
8.63%, 2/4/2030 (a)	1,174	1,250
5.88%, 2/16/2031 (b)	5,610	5,434
7.05%, 1/15/2032 (b)	5,900	5,894
7.30%, 9/30/2033 (b)	3,675	3,666
7.63%, 5/20/2034 (a)	3,545	3,548
8.50%, 1/31/2047 (b)	3,107	2,976
7.90%, 2/21/2048 (b)	2,936	2,639
8.70%, 3/1/2049 (b)	4,800	4,656
8.88%, 5/29/2050 (b)	1,450	1,426
8.75%, 9/30/2051 (b)	2,050	1,978
7.50%, 2/16/2061 (b)	1,100	928
		37,281
El Salvador — 0.9%
Republic of El Salvador
4.00%, 4/17/2030 (a) (c)	4,250	157
7.12%, 1/20/2050 (b)	971	888
9.50%, 7/15/2052 (b)	7,250	8,153
		9,198
Gabon — 0.7%
Gabonese Republic
9.50%, 2/18/2029 (b)	1,000	966
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Gabon—continued
6.63%, 2/6/2031 (b)	4,080	3,548
9.38%, 8/5/2033 (a)	2,720	2,445
		6,959
Ghana — 1.3%
Republic of Ghana
5.00%, 7/3/2035 (a) (c)	1,624	1,513
5.00%, 7/3/2035 (b) (c)	9,130	8,504
1.50%, 1/3/2037 (b)	5,010	2,945
		12,962
Guatemala — 0.5%
Republic of Guatemala 6.25%, 8/15/2036 (b)	4,400	4,505
Honduras — 1.1%
Republic of Honduras
8.63%, 11/27/2034 (a)	1,310	1,506
8.63%, 11/27/2034 (b)	5,100	5,862
6.40%, 7/29/2036 (a)	3,374	3,385
		10,753
Hungary — 2.4%
Hungary Government Bond
5.50%, 6/16/2034 (b)	3,150	3,157
7.00%, 10/24/2035	HUF320,000	1,117
6.25%, 9/23/2037	HUF340,000	1,134
4.88%, 3/22/2040 (b)	EUR7,100	8,352
7.63%, 3/29/2041	7,660	8,861
3.13%, 9/21/2051 (a)	2,139	1,285
		23,906
Indonesia — 0.7%
Republic of Indonesia 8.50%, 10/12/2035 (b)	5,740	6,881
Iraq — 0.1%
Republic of Iraq 5.80%, 1/15/2028 (b)	638	633
Ivory Coast — 1.0%
Republic of Cote d'Ivoire
6.13%, 6/15/2033 (b)	3,760	3,718
8.08%, 4/1/2036 (a)	1,343	1,455
8.25%, 1/30/2037 (a)	2,799	3,048
6.75%, 2/25/2041 (a)	1,291	1,230
		9,451
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Jordan — 0.8%
Hashemite Kingdom of Jordan
5.75%, 1/31/2027 (b)	780	781
7.50%, 1/13/2029 (b)	1,130	1,171
5.75%, 11/12/2032 (a)	3,565	3,485
7.38%, 10/10/2047 (b)	2,900	2,831
		8,268
Kazakhstan — 0.4%
Baiterek National Investment Holding JSC 5.20%, 5/6/2033 (a)	4,112	4,061
Kenya — 1.9%
Republic of Kenya
9.75%, 2/16/2031 (b)	2,150	2,316
8.00%, 5/22/2032 (b)	2,971	3,037
7.88%, 10/9/2033 (b)	3,880	3,888
6.30%, 1/23/2034 (b)	2,100	1,919
9.50%, 3/5/2036 (b)	2,200	2,318
8.80%, 10/9/2038 (a)	821	818
8.70%, 2/26/2039 (a)	5,077	4,995
		19,291
Kyrgyzstan — 0.5%
Kyrgyz Republic International Bond 7.75%, 6/3/2030 (b)	4,700	4,776
Lebanon — 0.8%
Lebanese Republic
6.38%, 3/9/2020 (b) (e)	9,489	2,616
6.15%, 6/19/2020 (b) (e)	720	199
6.85%, 3/23/2027 (b) (e)	2,184	612
6.65%, 11/3/2028 (b) (e)	2,849	801
6.65%, 2/26/2030 (b) (e)	1,456	408
7.15%, 11/20/2031 (b) (e)	10,200	2,892
		7,528
Mexico — 2.8%
Mex Bonos Desarr Fix Rt
8.00%, 4/15/2032	MXN80,000	4,544
7.75%, 11/13/2042	MXN59,000	2,907
United Mexican States
6.35%, 2/9/2035	6,653	6,721
5.38%, 5/16/2040	EUR1,664	1,891
6.34%, 5/4/2053	6,543	5,883
6.40%, 5/7/2054	3,995	3,610
7.38%, 5/13/2055	2,700	2,758
		28,314
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mongolia — 0.1%
State of Mongolia
3.50%, 7/7/2027 (b)	900	883
4.45%, 7/7/2031 (b)	510	476
		1,359
Morocco — 0.6%
Kingdom of Morocco
4.75%, 5/26/2034 (a)	EUR2,968	3,446
5.13%, 5/26/2038 (a)	EUR2,139	2,500
		5,946
Nigeria — 1.5%
Federal Republic of Nigeria
9.63%, 6/9/2031 (b)	1,700	1,902
7.38%, 9/28/2033 (b)	4,770	4,871
7.70%, 2/23/2038 (b)	2,985	3,030
9.13%, 1/13/2046 (a)	1,500	1,648
7.63%, 11/28/2047 (b)	3,829	3,709
		15,160
Oman — 0.7%
Sultanate of Oman Government Bond
6.50%, 3/8/2047 (b)	3,669	3,725
7.00%, 1/25/2051 (b)	3,100	3,365
		7,090
Pakistan — 1.3%
Islamic Republic of Pakistan
6.98%, 4/24/2029 (a)	3,026	3,037
7.38%, 4/8/2031 (b)	8,407	8,438
8.88%, 4/8/2051 (b)	1,708	1,719
		13,194
Panama — 1.9%
Republic of Panama
6.70%, 1/26/2036	2,980	3,135
5.66%, 2/23/2038	1,681	1,636
8.00%, 3/1/2038	1,800	2,064
4.30%, 4/29/2053	4,230	3,084
3.87%, 7/23/2060	4,600	2,983
4.50%, 1/19/2063	7,845	5,705
		18,607
Paraguay — 1.0%
Republic of Paraguay
8.50%, 4/4/2038 (a)	PYG26,693,000	4,367
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	19

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Paraguay—continued
5.60%, 3/13/2048 (b)	3,082	2,776
6.65%, 3/4/2055 (a)	2,893	2,945
		10,088
Peru — 2.2%
Republic of Peru
3.00%, 1/15/2034	14,350	12,197
5.38%, 2/8/2035	6,674	6,586
2.78%, 12/1/2060	5,260	2,770
		21,553
Philippines — 0.2%
Republic of Philippines 5.50%, 1/17/2048	2,700	2,481
Poland — 0.1%
Republic of Poland 5.50%, 4/4/2053	690	618
Republic of North Macedonia — 0.2%
Republic of North Macedonia 4.75%, 1/21/2034 (a)	EUR1,884	2,153
Romania — 1.8%
Romania Government Bond
5.75%, 3/24/2035 (b)	7,610	7,249
6.63%, 5/16/2036 (b)	3,600	3,605
2.88%, 4/13/2042 (b)	EUR5,420	4,068
4.00%, 2/14/2051 (b)	5,000	3,224
		18,146
Saudi Arabia — 1.8%
Kingdom of Saudi Arabia
4.75%, 1/16/2030 (a)	2,259	2,239
4.50%, 4/17/2030 (b)	6,550	6,435
5.00%, 1/16/2034 (a)	1,600	1,575
3.45%, 2/2/2061 (b)	12,350	7,349
		17,598
Serbia — 0.8%
Republic of Serbia
2.13%, 12/1/2030 (b)	1,196	1,041
6.00%, 6/12/2034 (b)	4,400	4,411
4.88%, 5/6/2038 (a)	EUR2,280	2,575
		8,027
South Africa — 1.5%
Republic of South Africa
5.00%, 10/12/2046	3,728	2,862
5.75%, 9/30/2049	7,743	6,415
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

South Africa—continued
7.30%, 4/20/2052	3,470	3,442
7.25%, 12/11/2055 (a)	2,060	2,010
		14,729
Sri Lanka — 1.5%
Democratic Socialist Republic of Sri Lanka
3.10%, 1/15/2030 (b) (c)	800	824
3.35%, 3/15/2033 (a) (c)	5,004	4,809
3.60%, 6/15/2035 (b) (c)	902	745
3.60%, 5/15/2036 (a) (c)	2,204	2,248
3.60%, 5/15/2036 (b) (c)	6,440	6,569
		15,195
Suriname — 1.0%
Suriname Government International Bond
7.70%, 11/6/2030 (a)	2,418	2,487
7.70%, 11/6/2030 (b)	700	720
8.50%, 11/6/2035 (a)	6,430	6,933
		10,140
Turkey — 4.6%
Istanbul Metropolitan Municipality
10.50%, 12/6/2028 (a)	2,664	2,855
10.50%, 12/6/2028 (b)	2,200	2,358
Republic of Turkiye (The)
36.78%, 10/13/2027	TRY432,500	8,960
6.30%, 3/14/2033	8,451	8,174
5.15%, 3/10/2034	EUR3,278	3,775
7.63%, 5/15/2034	1,654	1,712
6.80%, 11/4/2036	4,150	4,016
6.88%, 1/14/2038	4,247	4,102
4.88%, 4/16/2043	6,415	4,746
5.75%, 5/11/2047	5,200	4,112
Turkiye Ihracat Kredi Bankasi A/S 6.38%, 10/3/2030 (a)	1,228	1,199
		46,009
Ukraine — 2.1%
Ukraine Government Bond
4.50%, 2/1/2029 (b) (c)	2,990	2,557
0.00%, 2/1/2030 (a) (c)	742	532
4.00%, 2/1/2032 (a) (c)	4,331	3,556
4.50%, 2/1/2034 (a) (c)	817	561
4.50%, 2/1/2034 (b) (c)	5,800	3,982
4.50%, 2/1/2035 (a) (c)	2,152	1,448
0.00%, 2/1/2036 (b) (c)	5,605	3,231
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Ukraine—continued
4.50%, 2/1/2036 (a) (c)	1,651	1,096
4.50%, 2/1/2036 (b) (c)	5,394	3,582
		20,545
Uruguay — 2.1%
Oriental Republic of Uruguay
8.00%, 10/29/2035	UYU125,761	3,158
7.63%, 3/21/2036	12,532	14,399
5.25%, 9/10/2060	4,220	3,714
		21,271
Venezuela, Bolivarian Republic of — 1.3%
Bolivarian Republic of Venezuela
12.75%, 8/23/2022 (b) (e)	1,900	1,125
8.25%, 10/13/2024 (b) (e)	4,990	2,478
7.65%, 4/21/2025 (b) (e)	3,213	1,563
11.75%, 10/21/2026 (b) (e)	3,270	1,897
9.25%, 5/7/2028 (b) (e)	1,415	735
11.95%, 8/5/2031 (b) (e)	4,443	2,557
7.00%, 3/31/2038 (b) (e)	4,707	2,146
		12,501
Zambia — 0.1%
Republic of Zambia 5.75%, 6/30/2033 (b) (c)	537	527
Total Foreign Government Securities (Cost $688,757)		721,557
Corporate Bonds — 19.1%
Angola — 0.5%
Sonangol Finance Ltd.
10.00%, 1/29/2031 (a)	2,920	3,000
10.00%, 1/29/2031 (b)	2,200	2,261
		5,261
Bahrain — 0.4%
Bapco Energies BSC Closed 8.38%, 11/7/2028 (b)	4,200	4,263
Brazil — 0.1%
MV24 Capital BV 6.75%, 6/1/2034 (b)	874	884
Chile — 1.8%
ATP Tower Holdings 7.88%, 2/3/2030 (a)	1,200	1,227
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chile — continued
Banco de Credito e Inversiones SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.94%), 8.75%, 5/8/2029 (b) (f) (g) (h) (i)	400	425
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.77%), 7.50%, 12/12/2034 (a) (f) (g) (h) (i)	500	526
Corp. Nacional del Cobre de Chile
3.00%, 9/30/2029 (b)	400	376
5.13%, 2/2/2033 (a)	443	433
5.13%, 2/2/2033 (b)	1,900	1,856
6.15%, 10/24/2036 (b)	1,200	1,222
4.50%, 8/1/2047 (b)	4,971	3,884
6.30%, 9/8/2053 (a)	2,261	2,217
6.78%, 1/13/2055 (a)	3,418	3,532
Empresa Nacional del Petroleo
3.45%, 9/16/2031 (a)	799	725
5.95%, 7/30/2034 (a)	1,100	1,101
GNL Quintero SA 4.63%, 7/31/2029 (b)	217	215
		17,739
Colombia — 1.5%
AI Candelaria -spain- SA 5.75%, 6/15/2033 (a)	2,060	1,901
Colombia Telecomunicaciones SA ESP 4.95%, 7/17/2030 (b)	2,602	2,465
Ecopetrol SA
8.88%, 1/13/2033	4,805	5,193
5.88%, 5/28/2045	2,620	2,110
EnfraGen Energia Sur SA 5.38%, 12/30/2030 (b)	1,118	1,058
Grupo Nutresa SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.10%), 7.88%, 10/21/2031 (a) (g) (h) (i)	1,800	1,778
		14,505
Costa Rica — 0.1%
Instituto Costarricense de Electricidad 6.75%, 10/7/2031 (a)	1,180	1,223
Guatemala — 0.1%
CT Trust 5.13%, 2/3/2032 (b)	800	757
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	21

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
India — 0.1%
Greenko Power II Ltd. 4.30%, 12/13/2028 (a)	1,346	1,294
Indonesia — 0.7%
Pertamina Persero PT
3.10%, 1/21/2030 (b)	4,764	4,430
6.50%, 5/27/2041 (b)	1,486	1,497
4.70%, 7/30/2049 (b)	1,660	1,310
		7,237
Jamaica — 0.2%
Digicel International Finance Ltd. 8.63%, 8/1/2032 (a)	1,403	1,458
Kingston Airport Revenue Finance Ltd. 6.75%, 12/15/2036 (a)	400	397
		1,855
Kazakhstan — 0.7%
Development Bank of Kazakhstan JSC 16.95%, 5/8/2029 (a)	KZT2,000,000	4,398
Kazakhstan Temir Zholy National Co. JSC 5.25%, 4/29/2036 (a)	2,500	2,391
		6,789
Kyrgyzstan — 0.4%
Eldik Bank OAO
8.50%, 4/23/2031 (a)	1,200	1,206
8.50%, 4/23/2031 (b)	2,400	2,412
		3,618
Macau — 0.0% ^
Studio City Finance Ltd. 5.00%, 1/15/2029 (b)	400	384
Mexico — 5.0%
Banco Mercantil del Norte SA
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (b) (f) (g) (h) (i)	1,200	1,207
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 7.76%), 8.38%, 10/14/2030 (b) (f) (g) (h) (i)	343	355
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.07%), 8.38%, 5/20/2031 (b) (f) (g) (h) (i)	557	569
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mexico — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.30%), 8.75%, 5/20/2035 (a) (f) (g) (h) (i)	901	929
Banco Nacional de Comercio Exterior SNC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.00%, 5/14/2036 (a) (i)	2,146	2,126
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (b) (f) (i)	1,068	1,047
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.66%), 8.45%, 6/29/2038 (b) (f) (i)	1,200	1,293
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (b) (f) (i)	400	392
Cemex SAB de CV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 7.20%, 6/10/2030 (a) (g) (h) (i)	1,374	1,420
Cometa Energia SA de CV 6.38%, 4/24/2035 (b)	1,733	1,763
Comision Federal de Electricidad
3.35%, 2/9/2031 (b)	1,000	900
6.50%, 1/28/2051 (a)	743	715
4.68%, 2/9/2051 (a)	642	450
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (a)	1,526	1,525
Mexico City Airport Trust 3.88%, 4/30/2028 (b)	1,000	978
Petroleos Mexicanos
6.70%, 2/16/2032	7,510	7,551
6.75%, 9/21/2047	5,800	4,857
6.35%, 2/12/2048	1,600	1,291
7.69%, 1/23/2050	11,889	10,841
6.95%, 1/28/2060	6,775	5,555
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Mexico — continued
Saavi Energia SARL 8.88%, 2/10/2035 (a)	1,833	2,014
Tierra Mojada Luxembourg II SARL 5.75%, 12/1/2040 (b)	1,614	1,529
		49,307
Mongolia — 0.5%
Development Bank of Mongolia LLC 6.90%, 7/2/2031 (a)	5,310	5,302
Oman — 0.2%
EDO Sukuk Ltd. 5.88%, 9/21/2033 (a)	2,240	2,283
Panama — 0.2%
Generadora de Gatun SA 6.87%, 9/30/2044 (a)	1,937	1,955
Paraguay — 0.4%
Bioceanico Sovereign Certificate Ltd., Zero Coupon, 6/5/2034 (a)	4,916	4,014
Peru — 1.3%
Corp. Financiera de Desarrollo SA
2.40%, 9/28/2027 (b)	1,700	1,651
5.50%, 5/6/2030 (a)	1,190	1,195
Fondo MIVIVIENDA SA
4.63%, 4/12/2027 (a)	583	582
5.40%, 3/31/2031 (a)	3,217	3,211
Peru LNG Srl, 5.38%, 3/22/2030 (b)	1,560	1,523
Petroleos del Peru SA
4.75%, 6/19/2032 (b)	2,569	2,226
5.63%, 6/19/2047 (b)	2,824	2,069
		12,457
Russia — 0.0%
Vnesheconombank Via VEB Finance plc 5.94%, 11/21/2023 ‡ (b) (e)	3,090	— (j)
Saudi Arabia — 1.0%
Gaci First Investment Co. 4.88%, 2/14/2035 (b)	4,600	4,386
Green Palm Bidco Sarl
5.96%, 6/30/2041 (a)	2,200	2,159
6.46%, 6/30/2046 (a)	1,800	1,750
Greensaif Pipelines Bidco SARL 6.51%, 2/23/2042 (a)	1,820	1,861
		10,156
Serbia — 0.2%
Telecommunications co Telekom Srbija AD Belgrade 7.25%, 5/18/2031 (a)	2,373	2,355
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

South Africa — 0.3%
Eskom Holdings 6.35%, 8/10/2028 (b)	2,500	2,538
Trinidad And Tobago — 0.2%
Trinidad Generation UnLtd 7.75%, 6/16/2033 (a)	1,770	1,859
Turkey — 0.7%
Akbank TAS (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.27%), 9.37%, 3/14/2029 (b) (f) (g) (h) (i)	1,000	1,017
TC Ziraat Bankasi A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.62%), 8.38%, 11/5/2030 (a) (f) (g) (h) (i)	2,400	2,356
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.33%), 8.99%, 8/2/2034 (a) (f) (i)	800	824
Turkiye Varlik Fonu Yonetimi A/S
8.25%, 2/14/2029 (b)	600	622
6.88%, 2/10/2031 (b)	2,400	2,377
		7,196
Ukraine — 0.1%
NPC Ukrenergo 6.88%, 11/9/2028 (a) (e)	1,044	1,032
Uzbekistan — 1.3%
Navoi Mining & Metallurgical Co. 6.70%, 10/17/2028 (a)	453	463
Navoiyuran State Enterprise
6.70%, 7/2/2030 (a)	2,000	2,027
6.70%, 7/2/2030 (b)	1,865	1,891
Uzbekneftegaz JSC
4.75%, 11/16/2028 (b)	1,600	1,552
8.75%, 5/7/2030 (b)	6,125	6,561
		12,494
Venezuela, Bolivarian Republic of — 1.1%
Petroleos de Venezuela SA
9.00%, 11/17/2021 (b) (e)	1,510	685
6.00%, 11/15/2026 (b) (e)	7,800	3,116
5.38%, 4/12/2027 (b) (e)	15,278	5,959
9.75%, 5/17/2035 (b) (e)	2,500	1,200
		10,960
Total Corporate Bonds (Cost $187,065)		189,717
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	23

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.5%
United States — 0.5%
U.S. Treasury Notes, 1.63%, 11/30/2026 (k) (Cost $4,659)	4,684	4,658
Short-Term Investments — 5.8%
Foreign Government Treasury Bills — 2.6%
Arab Republic of Egypt, 23.32%, 9/29/2026 (l)	EGP380,400	7,352
Nigeria OMO Bill
23.42%, 9/22/2026 (l)	NGN3,853,939	2,849
21.90%, 11/10/2026 (l)	NGN7,080,890	5,096
21.48%, 12/29/2026 (l)	NGN8,317,647	5,835
21.03%, 1/12/2027 (l)	NGN3,328,746	2,320
20.92%, 1/26/2027 (l)	NGN3,639,730	2,520
Total Foreign Government Treasury Bills (Cost $25,761)		25,972
	SHARES (000)
Investment Companies — 3.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.68% (m) (n) (Cost $31,985)	31,982	31,985
Total Short-Term Investments (Cost $57,746)		57,957
Total Investments — 98.0% (Cost $938,227)		973,889
Other Assets in Excess of Liabilities — 2.0%		19,815
NET ASSETS — 100.0%		993,704

Percentages indicated are based on net assets.

Abbreviations
BRL	Brazilian Real
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
JSC	Joint Stock Company
KZT	Kazakhstan Tenge
MXN	Mexican Peso
NGN	Nigeria Naira
PT	Limited liability company
PYG	Paraguay Guarani
TRY	Turkish Lira
UYU	Uruguayan Peso

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2026.

(d)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2026.

(e)	Defaulted security.
(f)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2026 is $10,940 or 1.10% of the Fund’s
net assets as of August 31, 2026.

(g)	Security is an interest bearing note with preferred security characteristics.
(h)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2026.

(i)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(j)	Value is zero.
(k)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	The rate shown is the effective yield as of August 31, 2026.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Income Funds	August 31, 2026

Futures contracts outstanding as of August 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Ultra Note	162	12/21/2026	USD	17,742	(128)
U.S. Treasury Ultra Bond	234	12/21/2026	USD	25,784	(182)
U.S. Treasury 5 Year Note	542	12/31/2026	USD	57,316	(248)
					(558)

Abbreviations
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of August 31, 2026 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
TRY	435,791	USD	8,810	Goldman Sachs International	9/28/2026	38
Total unrealized appreciation						38
USD	53,623	EUR	46,355	HSBC Bank, NA	9/28/2026	(275)
USD	7,494	MXN	127,862	Morgan Stanley	9/28/2026	(14)
ZAR	119,146	USD	7,438	Citibank, NA	9/28/2026	(54)
Total unrealized depreciation						(343)
Net unrealized depreciation						(305)

Abbreviations
EUR	Euro
MXN	Mexican Peso
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2026 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.EM.45-V1	1.00	Quarterly	6/20/2031	1.38	USD 91,530	1,836	(547)	1,289

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	25

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Income Funds	August 31, 2026

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 55.1%
Angola — 0.0% ^
Azule Energy Finance plc 8.25%, 1/22/2031 (a)	1,960	1,994
Australia — 0.4%
Glencore Funding LLC
6.38%, 10/6/2030 (b)	410	428
2.85%, 4/27/2031 (b)	7,500	6,761
5.63%, 4/4/2034 (b)	4,771	4,792
5.67%, 4/1/2035 (b)	4,440	4,456
Santos Finance Ltd. 5.75%, 11/13/2035 (b)	310	306
Westpac Banking Corp. (USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (c) (d)	900	899
		17,642
Austria — 0.1%
ams-OSRAM AG 7.25%, 5/31/2032 (b)	EUR543	648
Benteler International Austria GmbH 7.25%, 6/15/2031 (a)	EUR744	915
Constantia Flexibles GmbH 6.25%, 7/15/2032 (b)	EUR442	518
Lenzing AG (EURIBOR ICE Swap Rate 3 Year + 12.11%), 9.00%, 4/9/2028 (a) (d) (e) (f)	EUR100	119
		2,200
Belgium — 0.3%
Azelis Finance NV
4.75%, 9/25/2029 (a)	EUR350	413
4.13%, 3/10/2031 (b)	EUR578	664
KBC Group NV
(EURIBOR ICE Swap Rate 5 Year + 4.93%), 8.00%, 9/5/2028 (a) (c) (d) (e) (f)	EUR7,200	8,933
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (b) (d)	1,340	1,358
Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028 (a)	EUR2,000	2,302
		13,670
Brazil — 0.6%
Acu Petroleo Luxembourg SARL 7.50%, 1/13/2032 (a)	2,896	2,946
Braskem Netherlands Finance BV 7.25%, 2/13/2033 (a)	3,100	1,728
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Brazil — continued
Guara Norte SARL
5.20%, 6/15/2034 (b)	3,031	2,917
5.20%, 6/15/2034 (a)	1,722	1,657
MV24 Capital BV
6.75%, 6/1/2034 (b)	2,164	2,189
6.75%, 6/1/2034 (a)	1,681	1,700
Suzano Austria GmbH
4.00%, 1/15/2031 (g)	806	753
7.00%, 3/16/2047 (a)	1,660	1,740
Vale Overseas Ltd. 6.40%, 6/28/2054	3,923	3,861
Yinson Bergenia Production BV 8.50%, 1/31/2045 (b)	4,290	4,577
		24,068
Canada — 1.2%
1011778 BC ULC
3.88%, 1/15/2028 (b)	1,840	1,810
4.00%, 10/15/2030 (b)	975	921
Bausch Health Cos., Inc.
4.88%, 6/1/2028 (b)	1,371	1,307
5.25%, 1/30/2030 (b)	2,354	1,671
Bombardier, Inc.
7.00%, 6/1/2032 (b)	359	371
6.75%, 6/15/2033 (b)	731	755
Emera US Finance LP 2.64%, 6/15/2031	16,984	15,121
Enbridge, Inc.
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (d)	9,388	9,894
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (d)	1,077	1,215
Garda World Security Corp.
6.50%, 1/15/2031 (b)	396	402
8.25%, 8/1/2032 (b)	1,125	1,150
8.38%, 11/15/2032 (b)	318	325
NOVA Chemicals Corp. 5.25%, 6/1/2027 (b)	1,073	1,072
RB Global Holdings, Inc. 7.75%, 3/15/2031 (b)	500	516
TransCanada PipeLines Ltd.
4.63%, 3/1/2034	8,000	7,598
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	27

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 6.13%, 10/17/2056 (d)	4,263	4,262
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.12%), 6.38%, 10/17/2056 (d)	564	563
Wrangler Holdco Corp. 6.63%, 4/1/2032 (b)	275	277
		49,230
Chile — 0.0% ^
Chile Electricity Lux Mpc II Sarl 5.58%, 10/20/2035 (a)	743	741
China — 0.1%
CFAMC III Co. Ltd. 4.25%, 11/7/2027 (a)	3,620	3,584
Far East Horizon Ltd. 5.88%, 3/5/2028 (a)	1,835	1,837
		5,421
Colombia — 0.2%
AI Candelaria -spain- SA
7.50%, 12/15/2028 (a)	640	649
5.75%, 6/15/2033 (a)	2,026	1,871
5.75%, 6/15/2033 (b)	1,869	1,726
Ecopetrol SA 8.88%, 1/13/2033	700	757
EnfraGen Energia Sur SA 5.38%, 12/30/2030 (a)	3,180	3,010
Grupo Nutresa SA 9.00%, 5/12/2035 (a)	1,590	1,760
		9,773
Czech Republic — 0.0% ^
CPI Property Group SA
4.00%, 1/22/2028 (a) (g)	GBP265	348
1.75%, 1/14/2030 (a)	EUR666	672
		1,020
Denmark — 0.4%
Danske Bank A/S (EURIBOR ICE Swap Rate 1 Year + 1.70%), 4.75%, 6/21/2030 (a) (d)	EUR12,600	15,079
Finland — 0.0% ^
Stora Enso OYJ (EURIBOR ICE Swap Rate 5 Year + 2.84%), 5.63%, 3/17/2029 (a) (d) (e) (f)	EUR786	929
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

France — 4.0%
Air France-KLM (EURIBOR ICE Swap Rate 5 Year + 3.58%), 5.75%, 5/21/2030 (a) (d) (e) (f)	EUR400	465
Alstom SA (EURIBOR ICE Swap Rate 5 Year + 2.93%), 5.87%, 5/29/2029 (a) (d) (e) (f)	EUR2,300	2,745
Altice France SA
7.25%, 11/1/2029 (b)	EUR1,524	1,756
7.25%, 11/1/2029 (a)	EUR663	764
9.50%, 11/1/2029 (b)	808	819
4.75%, 10/15/2030 (b)	EUR2,682	2,975
4.75%, 10/15/2030 (a)	EUR144	159
6.50%, 4/15/2032 (b)	1,225	1,191
6.88%, 7/15/2032 (b)	1,330	1,304
Atos Group (EURIBOR 3 Month + 5.25%), 7.66%, 5/21/2031 (a) (d)	EUR100	111
AXA SA
(EURIBOR ICE Swap Rate 5 Year + 3.60%), 5.75%, 6/2/2030 (a) (c) (d) (e) (f)	EUR1,651	1,954
(EURIBOR 3 Month + 2.60%), 1.88%, 7/10/2042 (a) (d)	EUR2,500	2,560
(EURIBOR 3 Month + 3.60%), 4.25%, 3/10/2043 (a) (d)	EUR1,250	1,438
Banijay Entertainment SAS 7.00%, 5/1/2029 (a)	EUR1,891	2,241
Bertrand Franchise Finance SAS 6.50%, 7/18/2030 (a)	EUR697	810
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.35%), 8.50%, 8/14/2028 (b) (c) (d) (e) (f)	8,200	8,592
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (b) (c) (d) (e) (f)	4,635	4,832
(EURIBOR ICE Swap Rate 5 Year + 4.63%), 7.38%, 6/11/2030 (a) (c) (d) (e) (f)	EUR3,000	3,763
BPCE SA
4.38%, 7/13/2028 (a)	EUR3,000	3,541
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (d)	3,640	3,189
(SOFR + 1.22%), 5.18%, 6/2/2032 (b) (d)	4,824	4,747
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
France — continued
(SOFR + 1.73%), 3.12%, 10/19/2032 (b) (d)	1,765	1,552
(SOFR + 2.59%), 7.00%, 10/19/2034 (b) (d)	4,435	4,714
(SOFR + 2.04%), 6.29%, 1/14/2036 (b) (d)	2,070	2,102
(SOFR + 1.63%), 5.77%, 6/2/2037 (b) (d)	2,602	2,527
Cerba Healthcare SACA 3.50%, 5/31/2028 (a)	EUR500	397
Chrome Holdco SAS 5.00%, 5/31/2029 (a)	EUR377	10
Credit Agricole SA (EURIBOR ICE Swap Rate 5 Year + 4.21%), 6.50%, 9/23/2029 (a) (c) (d) (e) (f)	EUR1,500	1,812
Electricite de France SA
(EURIBOR ICE Swap Rate 5 Year + 3.37%), 2.88%, 12/15/2026 (a) (d) (e) (f)	EUR2,200	2,543
(EUR Swap Annual 5 Year + 3.20%), 3.00%, 9/3/2027 (a) (d) (e) (f)	EUR2,200	2,521
(EUR Swap Annual 5 Year + 2.86%), 2.63%, 12/1/2027 (a) (d) (e) (f)	EUR3,800	4,323
5.70%, 5/23/2028 (b)	670	680
(EUR Swap Annual 5 Year + 4.86%), 7.50%, 9/6/2028 (a) (d) (e) (f)	EUR2,200	2,712
(EUR Swap Annual 5 Year + 3.97%), 3.38%, 6/15/2030 (a) (d) (e) (f)	EUR3,200	3,526
Eramet SA 6.50%, 11/30/2029 (a)	EUR500	580
Eutelsat Communications SACA
5.75%, 3/15/2031 (b)	EUR674	791
6.25%, 3/15/2033 (b)	EUR131	155
Eutelsat SA 1.50%, 10/13/2028 (a)	EUR2,100	2,346
Forvia SE
2.75%, 2/15/2027 (a)	EUR464	537
2.38%, 6/15/2027 (a)	EUR373	429
3.75%, 6/15/2028 (a)	EUR1,693	1,965
2.38%, 6/15/2029 (a)	EUR175	196
5.13%, 6/15/2029 (a)	EUR330	390
5.63%, 6/15/2030 (a)	EUR3,223	3,851
5.38%, 3/15/2031 (a)	EUR851	1,009
6.75%, 9/15/2033 (b)	200	200
Iliad Holding SAS
5.38%, 4/15/2030 (a)	EUR1,279	1,516
6.88%, 4/15/2031 (a)	EUR2,936	3,569
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

France — continued
iliad SA
1.88%, 2/11/2028 (a)	EUR3,400	3,862
5.38%, 2/15/2029 (a)	EUR300	362
Kapla Holding SAS (EURIBOR 3 Month + 3.00%), 5.20%, 4/30/2033 (a) (d)	EUR776	905
New Immo Holding SA
3.25%, 7/23/2027 (a)	EUR700	808
5.88%, 4/17/2028 (a)	EUR1,600	1,889
4.88%, 12/8/2028 (a)	EUR1,100	1,278
Paprec Holding SA
4.13%, 7/15/2030 (a)	EUR2,234	2,577
4.50%, 7/15/2032 (b)	EUR797	912
4.50%, 7/15/2032 (a)	EUR1,240	1,419
RCI Banque SA (EURIBOR ICE Swap Rate 5 Year + 2.75%), 5.50%, 10/9/2034 (a) (d)	EUR1,900	2,263
Renault SA
2.50%, 6/2/2027 (a)	EUR1,900	2,195
1.13%, 10/4/2027 (a)	EUR1,300	1,475
Rexel SA 2.13%, 12/15/2028 (a)	EUR175	197
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.39%), 9.38%, 11/22/2027 (b) (c) (d) (e) (f)	3,720	3,881
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.45%), 10.00%, 11/14/2028 (b) (c) (d) (e) (f)	1,580	1,709
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (b) (c) (d) (e) (f)	7,250	7,535
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (b) (c) (d) (e) (f)	2,927	2,774
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (b) (d)	3,040	3,102
(EURIBOR 3 Month + 1.40%), 3.75%, 9/2/2033 (a) (d)	EUR6,800	7,674
(SOFR + 1.51%), 5.40%, 8/8/2034 (b) (d)	2,077	2,019
(SOFR + 1.60%), 5.40%, 4/10/2037 (b) (d)	1,118	1,062
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	29

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
France — continued
TotalEnergies Capital International SA
2.83%, 1/10/2030	4,885	4,592
3.13%, 5/29/2050	800	515
TotalEnergies Capital SA 5.28%, 9/10/2054	870	786
TotalEnergies SE (EURIBOR ICE Swap Rate 5 Year + 1.35%), 3.79%, 2/26/2031 (a) (d) (e) (f)	EUR3,500	3,954
Valeo SE
1.00%, 8/3/2028 (a)	EUR300	332
5.88%, 4/12/2029 (a)	EUR300	366
4.50%, 4/11/2030 (a)	EUR2,300	2,703
5.13%, 5/20/2031 (a)	EUR1,400	1,676
Veolia Environnement SA
(EURIBOR ICE Swap Rate 5 Year + 2.15%), 1.63%, 9/12/2027 (a) (d) (e) (f)	EUR2,500	2,900
(EUR Swap Annual 5 Year + 2.82%), 5.99%, 11/22/2028 (a) (d) (e) (f)	EUR2,500	3,015
(EUR Swap Annual 5 Year + 2.84%), 2.50%, 1/20/2029 (a) (d) (e) (f)	EUR1,500	1,668
Viridien 8.50%, 10/15/2030 (a)	EUR840	1,025
		170,339
Germany — 2.1%
Adler Pelzer Holding GmbH 9.50%, 4/1/2027 (a)	EUR368	424
Allianz SE (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (b) (d)	2,000	1,956
Aroundtown Finance Sarl (EURIBOR ICE Swap Rate 5 Year + 3.04%), 5.13%, 7/3/2031 (a) (d) (e) (f)	EUR1,500	1,628
Aroundtown Finance SARL (EURIBOR ICE Swap Rate 5 Year + 2.35%), 5.00%, 4/16/2029 (d) (e) (f)	EUR1,392	1,585
Bayer AG
(EUR Swap Annual 5 Year + 3.11%), 3.13%, 11/12/2079 (a) (d)	EUR300	345
Series NC5, (EUR Swap Annual 5 Year + 3.43%), 6.63%, 9/25/2083 (a) (d)	EUR1,400	1,700
(EUR Swap Annual 5 Year + 3.90%), 7.00%, 9/25/2083 (a) (d)	EUR3,600	4,559
Cheplapharm Arzneimittel GmbH
7.50%, 5/15/2030 (a)	EUR1,795	2,146
7.13%, 6/15/2031 (a)	EUR1,202	1,412
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Germany — continued
Cidron Atrium SE
5.63%, 2/15/2033 (b)	EUR404	457
(EURIBOR 3 Month + 3.63%), 6.14%, 2/15/2033 (a) (d)	EUR1,082	1,252
Commerzbank AG
(EURIBOR ICE Swap Rate 5 Year + 5.13%), 7.88%, 10/9/2031 (a) (c) (d) (e) (f)	EUR600	782
(EURIBOR ICE Swap Rate 5 Year + 4.24%), 6.63%, 10/9/2032 (a) (c) (d) (e) (f)	EUR3,400	4,186
CT Investment GmbH 6.38%, 4/15/2030 (a)	EUR1,900	2,266
CTEC II GmbH 5.25%, 2/15/2030 (a)	EUR1,431	1,615
Deutsche Bank AG
(SOFR + 1.14%), 4.73%, 2/6/2032 (d)	2,575	2,501
(SOFR + 2.26%), 3.74%, 1/7/2033 (d)	4,391	3,981
Fressnapf Holding SE 5.25%, 10/31/2031 (a)	EUR1,635	1,931
IHO Verwaltungs GmbH
6.75% (Cash), 11/15/2029 (a) (h)	EUR610	737
7.75% (Cash), 11/15/2030 (b) (h)	404	419
5.63% (Cash), 5/15/2031 (b) (h)	EUR525	635
7.00% (Cash), 11/15/2031 (a) (h)	EUR2,669	3,310
8.00% (Cash), 11/15/2032 (b) (h)	200	211
7.37% (Cash), 5/15/2033 (b) (h)	200	208
LANXESS AG 1.75%, 3/22/2028 (a)	EUR200	226
Nidda Healthcare Holding GmbH
5.63%, 2/21/2030 (a)	EUR2,030	2,380
7.00%, 2/21/2030 (a)	EUR800	953
5.38%, 10/23/2030 (b)	EUR1,355	1,581
(EURIBOR 3 Month + 3.25%), 5.76%, 10/15/2032 (a) (d)	EUR600	697
Progroup AG 5.13%, 4/15/2029 (a)	EUR1,618	1,908
Schaeffler AG
4.25%, 4/1/2028 (a)	EUR400	468
3.38%, 10/12/2028 (a)	EUR2,300	2,656
4.13%, 5/13/2029 (a)	EUR400	465
4.75%, 8/14/2029 (a)	EUR1,000	1,185
4.50%, 3/28/2030 (a)	EUR1,000	1,172
5.38%, 4/1/2031 (a)	EUR1,700	2,048
Techem Verwaltungsgesellschaft 675 mbH 5.38%, 7/15/2029 (a)	EUR1,764	2,093
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Germany — continued
TK Elevator Midco GmbH 4.38%, 7/15/2027 (a)	EUR98	113
TUI Cruises GmbH 6.25%, 4/15/2029 (a)	EUR726	870
Volkswagen Group of America Finance LLC 5.80%, 3/27/2035 (b)	425	422
Volkswagen International Finance NV (EUR Swap Annual 10 Year + 3.98%), 4.63%, 6/27/2028 (a) (d) (e) (f)	EUR3,500	4,080
Volkswagen Leasing GmbH
0.50%, 1/12/2029 (a)	EUR4,300	4,657
0.63%, 7/19/2029 (a)	EUR3,100	3,312
Vonovia SE 4.25%, 4/10/2034 (a)	EUR5,800	6,672
Wintershall Dea Finance 2 BV Series NC8, (EUR Swap Annual 5 Year + 3.32%), 3.00%, 7/20/2028 (a) (d) (e) (f)	EUR1,800	2,038
ZF Europe Finance BV
4.75%, 1/31/2029 (a)	EUR700	819
6.13%, 3/13/2029 (a)	EUR1,300	1,565
7.00%, 6/12/2030 (a)	EUR1,000	1,234
5.50%, 2/17/2032 (a)	EUR1,800	2,090
ZF Finance GmbH 3.75%, 9/21/2028 (a)	EUR3,800	4,389
		90,339
Greece — 0.0% ^
Intralot Capital Luxembourg SA
6.75%, 10/15/2031 (a)	EUR480	562
(EURIBOR 3 Month + 4.50%), 7.06%, 10/15/2031 (a) (d)	EUR621	718
		1,280
Hungary — 0.1%
OTP Bank Nyrt. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 7.30%, 7/30/2035 (a) (d)	2,800	2,916
India — 0.2%
Greenko Power II Ltd. 4.30%, 12/13/2028 (b)	3,940	3,787
Greenko Wind Projects Mauritius Ltd. 7.25%, 9/27/2028 (a)	2,019	2,042
Muthoot Finance Ltd. 5.75%, 8/4/2030 (a)	2,040	1,996
		7,825
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indonesia — 0.3%
Indonesia Asahan Aluminium PT
5.45%, 5/15/2030 (b)	2,380	2,378
6.76%, 11/15/2048 (a)	595	612
Medco Cypress Tree Pte. Ltd. 8.63%, 5/19/2030 (a)	1,890	1,965
Pertamina Persero PT 3.65%, 7/30/2029 (b)	3,619	3,470
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 6/30/2030 (b)	2,940	2,694
4.38%, 2/5/2050 (a)	879	623
		11,742
Ireland — 1.4%
AerCap Ireland Capital DAC
2.45%, 10/29/2026	1,108	1,105
6.10%, 1/15/2027	5,715	5,745
4.13%, 2/28/2029	2,752	2,700
AIB Group plc
(SOFR + 2.33%), 6.61%, 9/13/2029 (b) (d)	1,040	1,072
(EURIBOR ICE Swap Rate 5 Year + 1.40%), 3.75%, 12/2/2036 (a) (d)	EUR4,000	4,512
Avolon Holdings Funding Ltd.
5.75%, 3/1/2029 (b)	12,055	12,211
5.75%, 11/15/2029 (b)	3,479	3,526
5.15%, 1/15/2030 (b)	4,850	4,820
5.38%, 5/30/2030 (b)	545	545
4.90%, 10/10/2030 (b)	5,100	5,000
4.95%, 10/15/2032 (b)	14,015	13,480
eircom Finance DAC
5.75%, 12/15/2029 (a)	EUR2,560	3,038
5.00%, 4/30/2031 (a)	EUR1,000	1,172
SMBC Aviation Capital Finance DAC
5.20%, 7/23/2031 (b)	837	832
5.70%, 7/23/2036 (b)	375	371
Virgin Media O2 Vendor Financing Notes VII DAC 7.50%, 7/15/2033 (a)	EUR744	595
		60,724
Italy — 3.5%
Agrifarma SpA 4.50%, 10/31/2028 (a)	EUR4,460	5,192
Conceria Pasubio SpA 9.50%, 7/31/2032 (b)	EUR1,240	1,431
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	31

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Italy — continued
Dolcetto Holdco SpA
5.63%, 7/14/2032 (a)	EUR1,571	1,836
(EURIBOR 3 Month + 3.63%), 6.03%, 7/14/2032 (a) (d)	EUR470	548
ENEL Finance International NV
3.50%, 4/6/2028 (b)	3,665	3,593
2.13%, 7/12/2028 (b) (g)	4,745	4,518
2.50%, 7/12/2031 (b) (g)	590	521
5.00%, 6/15/2032 (b)	3,570	3,508
Enel SpA
Series 9.5Y, (EUR Swap Annual 5 Year + 2.01%), 1.88%, 6/8/2030 (a) (d) (e) (f)	EUR7,000	7,367
(EUR Swap Annual 5 Year + 3.77%), 6.63%, 4/16/2031 (a) (d) (e) (f)	EUR2,500	3,144
Eni SpA
Series NC9, (EUR Swap Annual 5 Year + 3.64%), 3.38%, 7/13/2029 (a) (d) (e) (f)	EUR1,950	2,218
(EURIBOR ICE Swap Rate 5 Year + 1.64%), 4.13%, 1/19/2032 (a) (d) (e) (f)	EUR4,200	4,762
5.75%, 5/19/2035 (b)	12,685	12,770
5.95%, 5/15/2054 (b)	850	811
Fibercop SpA
2.38%, 10/12/2027 (a)	EUR990	1,139
7.88%, 7/31/2028 (a)	EUR525	654
1.63%, 1/18/2029	EUR1,145	1,278
4.75%, 6/30/2030 (a)	EUR838	989
5.13%, 6/30/2032 (a)	EUR500	596
7.75%, 1/24/2033	EUR1,920	2,585
Series 2033, 6.38%, 11/15/2033 (b)	464	458
7.20%, 7/18/2036 (b)	550	556
Gruppo San Donato SpA 6.50%, 10/31/2031 (a)	EUR300	342
Guala Closures SpA 3.25%, 6/15/2028 (a)	EUR1,291	1,487
Infrastrutture Wireless Italiane SpA 1.63%, 10/21/2028 (a)	EUR1,840	2,043
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year + 5.56%), 6.38%, 3/30/2028 (a) (c) (d) (e) (f)	EUR5,652	6,740
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Italy — continued
(EUR Swap Annual 5 Year + 4.27%), 4.13%, 2/27/2030 (a) (c) (d) (e) (f)	EUR2,000	2,268
4.88%, 5/19/2030 (a)	EUR3,000	3,631
(EURIBOR ICE Swap Rate 5 Year + 4.35%), 7.00%, 5/20/2032 (a) (c) (d) (e) (f)	EUR1,500	1,884
6.63%, 6/20/2033 (b)	10,220	10,907
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (b) (d)	12,964	10,908
Italmatch Chemicals SpA (EURIBOR 3 Month + 4.13%), 6.42%, 2/5/2031 (a) (d)	EUR947	1,106
Lottomatica Group Spa
4.88%, 1/31/2031 (a)	EUR1,760	2,083
4.63%, 4/30/2032 (b)	EUR408	476
Lottomatica Group SpA 5.38%, 6/1/2030 (a)	EUR1,077	1,280
Mundys SpA
1.88%, 7/13/2027 (a)	EUR1,258	1,442
1.88%, 2/12/2028 (a)	EUR1,555	1,762
4.50%, 1/24/2030 (a)	EUR2,200	2,601
Neopharmed Gentili SpA (EURIBOR 3 Month + 3.25%), 5.54%, 6/29/2033 (a) (d)	EUR1,200	1,398
Pro-Gest SpA 3.25%, 12/15/2024 (a) (i)	EUR1,700	790
Rekeep SpA 9.00%, 9/15/2029 (a)	EUR656	599
Rossini SARL 6.75%, 12/31/2029 (a)	EUR2,639	3,173
TeamSystem SpA (EURIBOR 3 Month + 3.25%), 5.68%, 7/1/2032 (a) (d)	EUR285	329
Telecom Italia Capital SA 6.38%, 11/15/2033	78	81
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR1,300	1,800
Telecom Italia SpA
7.88%, 7/31/2028 (a)	EUR2,995	3,724
1.63%, 1/18/2029 (a)	EUR565	632
UniCredit SpA
(EURIBOR 3 Month + 1.90%), 4.80%, 1/17/2029 (a) (d)	EUR4,986	5,908
(EURIBOR ICE Swap Rate 5 Year + 4.21%), 6.50%, 12/3/2031 (a) (c) (d) (e) (f)	EUR1,700	2,100
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Italy — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (b) (d)	4,935	4,494
(EURIBOR ICE Swap Rate 5 Year + 1.80%), 4.18%, 6/24/2037 (a) (d)	EUR10,000	11,489
		147,951
Jamaica — 0.1%
Digicel International Finance Ltd. 8.63%, 8/1/2032 (b)	3,494	3,631
Japan — 0.2%
Kioxia Holdings Corp. 6.25%, 7/24/2030 (b)	1,026	1,049
Nissan Motor Co. Ltd. 5.25%, 7/17/2029 (a)	EUR2,276	2,698
Rakuten Group, Inc. (EUR Swap Annual 5 Year + 4.74%), 4.25%, 4/22/2027 (a) (d) (e) (f)	EUR2,639	3,024
SoftBank Group Corp. 5.00%, 4/15/2028 (a)	EUR795	932
		7,703
Jersey — 0.1%
Deepocean Ltd. 6.00%, 4/8/2031 (a)	EUR1,142	1,363
Stonepeak Motion Holdco Ltd. 5.00%, 7/15/2033 (b)	EUR325	376
Waga Bondco Ltd. 8.50%, 6/15/2030 (a)	GBP1,503	1,672
		3,411
Kazakhstan — 0.2%
KazMunayGas National Co. JSC
5.38%, 4/24/2030 (a)	2,735	2,751
5.75%, 4/19/2047 (a)	5,480	4,977
6.38%, 10/24/2048 (a)	1,824	1,763
		9,491
Luxembourg — 0.8%
Altice Financing SA 3.00%, 1/15/2028 (a)	EUR700	486
Altice France Lux 3 10.00%, 1/15/2033 (b)	752	733
Essendi SA
6.38%, 10/15/2029 (a)	EUR2,860	3,439
5.50%, 11/15/2031 (a)	EUR700	824
Herens Midco SARL 5.25%, 5/15/2029 (a)	EUR471	357
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Luxembourg — continued
INEOS Finance plc
6.63%, 5/15/2028 (a)	EUR965	1,130
6.38%, 4/15/2029 (a)	EUR2,008	2,295
7.50%, 4/15/2029 (b)	2,535	2,521
5.63%, 8/15/2030 (a)	EUR120	130
7.25%, 3/31/2031 (a)	EUR1,100	1,208
7.88%, 11/15/2031 (b)	EUR682	758
ION Platform Finance SARL 6.88%, 9/30/2032 (a)	EUR330	311
Maxam Prill SARL 6.00%, 7/15/2030 (a)	EUR1,600	1,902
Monitchem HoldCo 3 SA 8.00%, 7/15/2031 (b)	EUR1,058	1,187
PLT VII Finance Sarl
(EURIBOR 3 Month + 2.75%), 5.07%, 6/15/2031 (a) (d)	EUR729	848
6.00%, 6/15/2031 (a)	EUR3,713	4,390
SELP Finance SARL, REIT 3.75%, 1/16/2032 (a)	EUR7,550	8,621
SES Financing Sarl (EURIBOR ICE Swap Rate 5 Year + 4.92%), 7.38%, 3/24/2031 (a) (d) (e) (f)	EUR1,000	1,108
SES SA
2.00%, 7/2/2028 (a)	EUR145	163
3.50%, 1/14/2029 (a)	EUR787	900
(EURIBOR ICE Swap Rate 5 Year + 3.23%), 5.50%, 9/12/2054 (a) (d)	EUR660	763
		34,074
Macau — 0.1%
Studio City Finance Ltd. 5.00%, 1/15/2029 (a)	2,110	2,025
Wynn Macau Ltd. 5.63%, 8/26/2028 (a)	1,858	1,846
		3,871
Malaysia — 0.1%
Petronas Capital Ltd. 3.40%, 4/28/2061 (b)	6,007	3,772
Mexico — 0.7%
Alpek SAB de CV 3.25%, 2/25/2031 (a)	2,110	1,855
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	33

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Mexico — continued
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (b) (c) (d)	4,300	4,216
Esentia Energy Development SAB de CV 6.50%, 7/30/2038 (b)	1,281	1,239
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (b)	5,338	5,335
Orbia Advance Corp. SAB de CV 6.80%, 5/13/2030 (a)	1,744	1,754
Petroleos Mexicanos
6.70%, 2/16/2032	2,810	2,825
10.00%, 2/7/2033	2,165	2,528
6.95%, 1/28/2060	7,994	6,555
Saavi Energia SARL 8.88%, 2/10/2035 (b)	3,887	4,270
		30,577
Netherlands — 0.8%
BE Semiconductor Industries NV 4.50%, 7/15/2031 (a)	EUR340	404
Cooperatieve Rabobank UA
(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027 (a) (c) (d) (e) (f)	EUR2,400	2,799
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (b) (d)	5,350	5,320
Flora Food Management BV 6.88%, 7/2/2029 (a)	EUR1,722	1,942
ING Groep NV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (c) (d) (e) (f)	5,752	5,760
Koninklijke KPN NV (EUR Swap Annual 5 Year + 3.77%), 6.00%, 9/21/2027 (a) (d) (e) (f)	EUR370	440
Q-Park Holding I BV
5.13%, 3/1/2029 (a)	EUR3,218	3,815
5.13%, 2/15/2030 (a)	EUR500	589
(EURIBOR 3 Month + 2.00%), 4.23%, 9/1/2031 (a) (d)	EUR250	290
Trivium Packaging Finance BV 6.63%, 7/15/2030 (a)	EUR2,039	2,477
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Netherlands — continued
VZ Vendor Financing II BV 2.88%, 1/15/2029 (a)	EUR3,944	4,383
Ziggo Bond Co. BV
3.38%, 2/28/2030 (a)	EUR1,897	1,905
6.13%, 11/15/2032 (a)	EUR711	705
Ziggo BV 2.88%, 1/15/2030 (a)	EUR839	906
		31,735
Nigeria — 0.0% ^
IHS Holding Ltd. 8.25%, 11/29/2031 (a)	1,900	1,973
Norway — 0.0% ^
Aker BP ASA
6.00%, 6/13/2033 (b)	292	301
5.25%, 10/30/2035 (b)	991	957
		1,258
Panama — 0.1%
Generadora de Gatun SA 6.87%, 9/30/2044 (b)	3,099	3,128
Peru — 0.1%
Peru LNG Srl, 5.38%, 3/22/2030 (a)	2,429	2,371
Poland — 0.0% ^
ORLEN SA 6.00%, 1/30/2035 (a)	720	733
Portugal — 0.3%
EDP SA
(EURIBOR ICE Swap Rate 5 Year + 2.40%), 4.63%, 9/16/2054 (a) (d)	EUR3,400	3,948
Series NC5., (EUR Swap Annual 5 Year + 1.89%), 1.50%, 3/14/2082 (a) (d)	EUR3,900	4,488
Series NC8, (EUR Swap Annual 5 Year + 2.08%), 1.88%, 3/14/2082 (a) (d)	EUR1,000	1,083
(EUR Swap Annual 5 Year + 3.18%), 5.94%, 4/23/2083 (a) (d)	EUR1,800	2,153
		11,672
Saudi Arabia — 0.1%
Gaci First Investment Co. 4.88%, 2/14/2035 (a)	5,420	5,168
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Slovenia — 0.1%
United Group BV
(EURIBOR 3 Month + 3.25%), 5.76%, 1/31/2033 (a) (d)	EUR872	1,002
6.38%, 5/14/2033 (b)	EUR1,128	1,307
		2,309
South Africa — 0.5%
Anglo American Capital plc
5.50%, 5/2/2033 (b)	7,480	7,480
5.25%, 3/19/2036 (b)	12,514	12,057
		19,537
Spain — 1.4%
Abertis Infraestructuras Finance BV
(EURIBOR ICE Swap Rate 5 Year + 2.62%), 4.87%, 11/28/2029 (a) (d) (e) (f)	EUR2,500	2,922
(EURIBOR ICE Swap Rate 5 Year + 2.35%), 4.75%, 11/23/2030 (a) (d) (e) (f)	EUR1,300	1,504
Banco Bilbao Vizcaya Argentaria SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (c) (d) (e) (f)	6,800	7,348
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (c) (d) (e) (f)	3,000	3,230
(EUR Swap Annual 5 Year + 4.43%), 7.00%, 11/20/2029 (a) (c) (d) (e) (f)	EUR2,600	3,215
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (c) (d) (e) (f)	4,200	4,888
CaixaBank SA
(EUR Swap Annual 5 Year + 6.35%), 5.88%, 10/9/2027 (a) (c) (d) (e) (f)	EUR3,400	4,015
(SOFR + 2.77%), 6.84%, 9/13/2034 (b) (d)	3,945	4,219
(SOFR + 1.79%), 5.58%, 7/3/2036 (b) (d)	2,200	2,168
Celsa Opco SA 8.25%, 12/15/2030 (a)	EUR825	1,023
Cirsa Finance International Sarl
6.50%, 3/15/2029 (a)	EUR524	622
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Spain — continued
4.88%, 10/15/2031 (a)	EUR1,718	2,021
4.63%, 7/20/2032 (b)	EUR1,204	1,388
eDreams ODIGEO SA 4.88%, 12/30/2030 (a)	EUR476	513
Grifols SA
3.88%, 10/15/2028 (a)	EUR2,494	2,874
4.75%, 10/15/2028 (b)	440	434
Grupo Antolin Irausa SA
3.50%, 4/30/2028 (a)	EUR1,055	554
10.38%, 1/30/2030 (a)	EUR725	395
Repsol Europe Finance Sarl (EURIBOR ICE Swap Rate 5 Year + 1.75%), 4.20%, 11/19/2031 (a) (d) (e) (f)	EUR1,800	2,044
Telefonica Emisiones SA 4.67%, 3/6/2038	1,950	1,730
Telefonica Europe BV
(EUR Swap Annual 8 Year + 3.07%), 2.88%, 6/24/2027 (a) (d) (e) (f)	EUR500	575
(EUR Swap Annual 8 Year + 2.62%), 2.38%, 2/12/2029 (a) (d) (e) (f)	EUR1,400	1,544
(EUR Swap Annual 7 Year + 3.35%), 6.14%, 2/3/2030 (a) (d) (e) (f)	EUR5,100	6,190
(EURIBOR ICE Swap Rate 8 Year + 3.62%), 6.75%, 6/7/2031 (a) (d) (e) (f)	EUR2,800	3,504
(EURIBOR ICE Swap Rate 8 Year + 3.12%), 5.75%, 1/15/2032 (a) (d) (e) (f)	EUR500	600
		59,520
Sweden — 0.3%
Asmodee Group AB
5.75%, 12/15/2029 (a)	EUR1,424	1,707
4.25%, 12/15/2031 (a)	EUR314	362
Heimstaden Bostad AB (EURIBOR ICE Swap Rate 5 Year + 4.19%), 6.25%, 12/4/2029 (a) (d) (e) (f)	EUR1,000	1,201
Samhallsbyggnadsbolaget I Norden Holding AB
0.75%, 11/14/2028 (a)	EUR285	294
1.13%, 9/26/2029 (a)	EUR940	925
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (a) (c) (d) (e) (f)	8,200	7,792
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	35

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Sweden — continued
Verisure Holding AB
5.50%, 5/15/2030 (a)	EUR1,309	1,563
4.13%, 1/2/2032 (b)	EUR387	450
		14,294
Switzerland — 0.5%
Swiss Re Finance Luxembourg SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (d)	200	198
UBS Group AG
4.28%, 1/9/2028 (b)	6,530	6,502
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (b) (c) (d) (e) (f)	1,177	1,259
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (b) (d)	1,585	1,567
(SOFR + 3.73%), 4.19%, 4/1/2031 (b) (d)	1,853	1,796
(SOFR + 1.73%), 3.09%, 5/14/2032 (b) (d)	5,132	4,658
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (b) (c) (d) (e) (f)	2,746	3,128
		19,108
Trinidad And Tobago — 0.1%
Trinidad Generation UnLtd 7.75%, 6/16/2033 (b)	2,136	2,244
Turkey — 0.0% ^
Turkcell Iletisim Hizmetleri A/S 7.45%, 1/24/2030 (a)	1,930	1,976
United Kingdom — 3.2%
888 Acquisitions Ltd.
(EURIBOR 3 Month + 5.50%), 7.93%, 7/15/2028 (a) (d)	EUR420	492
10.75%, 5/15/2030 (a)	GBP569	780
8.00%, 9/30/2031 (a)	EUR562	661
Allwyn Entertainment Financing UK plc 7.25%, 4/30/2030 (a)	EUR1,265	1,522
Amber Finco plc 6.63%, 7/15/2029 (a)	EUR2,823	3,388
B&M European Value Retail plc 4.00%, 11/15/2028 (a)	GBP706	940
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United Kingdom — continued
Barclays plc
(SOFR + 2.22%), 6.49%, 9/13/2029 (d)	3,300	3,391
(3-MONTH SOFR + 3.05%), 5.09%, 6/20/2030 (d)	305	304
(SOFR + 1.51%), 5.21%, 2/24/2037 (d)	1,710	1,621
BAT Capital Corp. 7.08%, 8/2/2043	9,535	10,267
BCP V Modular Services Finance II plc
4.75%, 11/30/2028 (a)	EUR530	578
6.50%, 7/10/2031 (a)	EUR2,254	2,151
Bellis Acquisition Co. plc
8.13%, 5/14/2030 (a)	GBP885	1,152
8.00%, 7/1/2031 (a)	EUR1,637	1,882
Boots Group Finco LP 5.38%, 8/31/2032 (a)	EUR764	904
Cadent Finance plc 0.63%, 3/19/2030 (a)	EUR6,500	6,786
Deuce Finco plc (EURIBOR 3 Month + 3.50%), 5.90%, 11/20/2032 (a) (d)	EUR1,149	1,340
EC Finance plc 3.25%, 10/15/2026 (a) (g)	EUR2,809	3,258
Heathrow Funding Ltd.
1.13%, 10/8/2030 (a)	EUR10,300	10,754
5.88%, 5/13/2041 (a)	GBP1,900	2,386
HSBC Holdings plc
(SOFR + 2.61%), 5.21%, 8/11/2028 (d)	4,135	4,155
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (d)	1,981	1,926
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (c) (d) (e) (f)	6,075	5,664
Iceland Bondco plc 4.38%, 5/15/2028 (a)	GBP800	1,069
INEOS Quattro Finance 2 plc
8.50%, 3/15/2029 (a)	EUR1,313	1,329
6.75%, 4/15/2030 (a)	EUR1,305	1,233
INEOS Styrolution Ludwigshafen GmbH 2.25%, 1/16/2027 (a)	EUR863	993
National Grid plc
0.25%, 9/1/2028 (a)	EUR3,600	3,933
0.55%, 9/18/2029 (a)	EUR6,800	7,213
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — continued
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.52%, 9/30/2028 (d)	4,800	4,844
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (c) (d) (e) (f)	1,460	1,589
NGG Finance plc (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (a) (d)	EUR2,534	2,899
Nomad Foods Bondco plc 5.25%, 7/15/2033 (b)	EUR910	1,057
OEG Finance plc 7.25%, 9/27/2029 (a)	EUR949	1,142
PeopleCert Wisdom Issuer plc 5.50%, 6/15/2031 (a)	EUR470	531
Pinnacle Bidco plc 8.25%, 10/11/2028 (a)	EUR1,619	1,926
Playtech plc 5.88%, 6/28/2028 (a)	EUR275	324
Punch Finance plc
7.88%, 12/30/2030 (b)	GBP1,073	1,505
7.88%, 12/30/2030 (a)	GBP2,218	3,112
RAC Bond Co. plc 5.25%, 11/4/2027 (a)	GBP3,254	4,378
Santander UK Group Holdings plc (SOFR + 2.60%), 6.53%, 1/10/2029 (d)	7,950	8,114
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (b) (d)	2,000	2,067
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (b) (d)	1,007	988
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.24%, 1/13/2037 (b) (d)	1,515	1,447
Synthomer plc 7.38%, 5/2/2029 (a)	EUR1,400	1,432
Virgin Media Finance plc 3.75%, 7/15/2030 (a)	EUR700	507
Virgin Media Secured Finance plc
5.25%, 5/15/2029 (a)	GBP1,050	1,288
5.50%, 5/15/2029 (b)	385	357
Vmed O2 UK Financing I plc
3.25%, 1/31/2031 (a)	EUR1,700	1,656
5.63%, 4/15/2032 (a)	EUR1,325	1,312
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United Kingdom — continued
Vodafone Group plc
(EUR Swap Annual 5 Year + 3.48%), 3.00%, 8/27/2080 (a) (d)	EUR3,570	3,932
(EUR Swap Annual 5 Year + 3.49%), 6.50%, 8/30/2084 (a) (d)	EUR4,878	5,987
		134,466
United States — 30.4%
1261229 BC Ltd. 10.00%, 4/15/2032 (b)	2,973	3,095
AbbVie, Inc.
4.70%, 5/14/2045	862	741
4.25%, 11/21/2049	14,597	11,375
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (b)	430	429
5.00%, 4/15/2029 (b)	870	855
Accendra Health, Inc.
9.00%, 6/15/2032 (b)	725	614
9.75%, 6/15/2033 (b)	1,114	506
ACCO Brands Corp. 4.25%, 3/15/2029 (b)	926	872
Acushnet Co. 5.63%, 12/1/2033 (b)	209	205
Adient Global Holdings Ltd.
8.25%, 4/15/2031 (b)	1,360	1,415
7.50%, 2/15/2033 (b)	1,610	1,669
ADT Security Corp. (The)
4.13%, 8/1/2029 (b)	1,725	1,661
4.88%, 7/15/2032 (b)	860	810
Advanced Drainage Systems, Inc. 5.38%, 3/1/2034 (b)	170	165
AES Corp. (The) 3.95%, 7/15/2030 (b)	1,568	1,490
Ahead DB Holdings LLC 6.63%, 5/1/2028 (b)	837	836
Albertsons Cos., Inc.
4.88%, 2/15/2030 (b)	425	409
5.50%, 3/31/2031 (b)	166	161
5.63%, 3/31/2032 (b)	1,850	1,781
Allied Universal Holdco LLC 4.63%, 6/1/2028 (b)	500	493
Allison Transmission, Inc.
4.75%, 10/1/2027 (b)	277	276
5.88%, 6/1/2029 (b)	3,545	3,559
5.88%, 12/1/2033 (b)	596	592
Alumina Pty. Ltd.
6.13%, 3/15/2030 (b)	302	305
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	37

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.38%, 9/15/2032 (b)	349	354
Amazon.com, Inc. 6.10%, 7/9/2056	711	687
Ameren Corp. 3.50%, 1/15/2031	850	797
American Express Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (d) (e) (f)	1,388	1,386
Series E, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.12%), 6.45%, 9/15/2031 (d) (e) (f)	1,958	1,972
American Medical Systems Europe BV 1.63%, 3/8/2031	EUR200	213
AmeriGas Partners LP
9.50%, 6/1/2030 (b)	365	388
6.88%, 6/1/2031 (b)	1,095	1,094
Amgen, Inc.
4.85%, 2/19/2036	1,317	1,256
4.88%, 3/1/2053	956	795
5.75%, 3/2/2063	999	922
Amkor Technology, Inc. 5.88%, 10/1/2033 (b)	3,302	3,245
Antero Midstream Partners LP
5.38%, 6/15/2029 (b)	415	415
5.75%, 10/15/2033 (b)	360	355
Anywhere Real Estate Group LLC
5.25%, 4/15/2030 (b)	2,600	2,517
9.75%, 4/15/2030 (b)	496	531
APi Group DE, Inc.
4.13%, 7/15/2029 (b)	410	396
4.75%, 10/15/2029 (b)	498	487
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (b)	732	703
Arches Buyer, Inc.
4.25%, 6/1/2028 (b)	600	587
6.13%, 12/1/2028 (b)	1,215	1,202
9.00%, 8/15/2031 (b)	451	471
Archrock Partners LP 6.63%, 9/1/2032 (b)	602	613
Archrock Services LP 6.00%, 2/1/2034 (b)	169	166
Ardagh Group SA
9.50%, 12/1/2030 (b)	2,040	2,131
11.00% (Blend (Cash 6.00% + PIK 5.00%)), 12/1/2030 (b) (h)	968	914
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
11.00% (Blend (Cash 5.00% + PIK 6.00%)), 12/1/2030 (a) (h)	EUR2,352	2,568
Ardagh Metal Packaging Finance USA LLC
3.00%, 9/1/2029 (a)	EUR100	113
5.00%, 1/30/2031 (a)	EUR1,810	2,126
Asbury Automotive Group, Inc. 4.63%, 11/15/2029 (b)	1,236	1,203
Ascent Resources Utica Holdings LLC 6.63%, 10/15/2032 (b)	575	580
Asurion LLC 8.00%, 12/31/2032 (b)	670	667
AT&T, Inc.
4.90%, 11/1/2035	4,240	4,002
3.50%, 9/15/2053	3,980	2,429
3.55%, 9/15/2055	410	249
6.05%, 8/15/2056	3,665	3,368
6.20%, 10/30/2056	5,530	5,192
AthenaHealth Group, Inc.
6.50%, 2/15/2030 (b)	2,305	2,253
7.50%, 2/15/2032 (b)	300	309
ATI, Inc.
4.88%, 10/1/2029	885	876
5.88%, 6/15/2033	500	505
Avantor Funding, Inc.
3.88%, 7/15/2028 (a)	EUR1,135	1,316
4.63%, 7/15/2028 (b)	1,156	1,146
Avient Corp.
7.13%, 8/1/2030 (b)	190	193
6.25%, 11/1/2031 (b)	200	203
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (b)	124	124
5.38%, 3/1/2029 (b)	4,245	4,171
8.25%, 1/15/2030 (b)	546	561
8.00%, 2/15/2031 (b)	150	152
8.38%, 6/15/2032 (b)	250	255
Avis Budget Finance plc 7.00%, 2/28/2029 (a)	EUR160	189
Axalta Coating Systems LLC 4.75%, 6/15/2027 (b)	470	470
Baker Hughes Holdings LLC 5.00%, 6/15/2036	2,905	2,790
Ball Corp.
1.50%, 3/15/2027	EUR750	862
4.25%, 7/1/2032	EUR2,239	2,609
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Bank of America Corp.
(SOFR + 1.05%), 2.55%, 2/4/2028 (d)	5,000	4,959
(SOFR + 1.63%), 5.20%, 4/25/2029 (d)	5,085	5,119
(SOFR + 1.06%), 2.09%, 6/14/2029 (d)	1,875	1,788
(SOFR + 1.57%), 5.82%, 9/15/2029 (d)	2,035	2,073
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (d) (e) (f)	1,616	1,657
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (d) (e) (f)	3,525	3,529
(3-MONTH CME TERM SOFR + 1.45%), 2.88%, 10/22/2030 (d)	9,282	8,718
(SOFR + 1.53%), 1.90%, 7/23/2031 (d)	6,260	5,552
(SOFR + 1.37%), 1.92%, 10/24/2031 (d)	3,490	3,072
(SOFR + 1.04%), 4.70%, 4/23/2032 (d)	1,145	1,122
(SOFR + 1.21%), 2.57%, 10/20/2032 (d)	517	456
(SOFR + 1.91%), 5.43%, 8/15/2035 (d)	5,675	5,573
(SOFR + 1.13%), 5.05%, 2/6/2037 (d)	2,450	2,353
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (d)	4,603	4,227
(SOFR + 1.93%), 2.68%, 6/19/2041 (d)	1,965	1,374
Bath & Body Works, Inc. 7.50%, 6/15/2029	94	95
Bausch + Lomb Netherlands BV and Bausch & Lomb, Inc. (EURIBOR 3 Month + 3.88%), 6.31%, 1/15/2031 (a) (d)	EUR445	522
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (b)	298	298
Beach Acquisition Bidco LLC 5.25%, 7/15/2032 (a)	EUR1,572	1,831
Beignet Investor LLC 6.58%, 5/30/2049 (b)	10,193	9,765
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Belden, Inc. 3.88%, 3/15/2028 (a)	EUR250	290
Berry Global, Inc. 5.80%, 6/15/2031	12,935	13,274
Biogen, Inc.
5.20%, 9/15/2045	1,198	1,070
6.45%, 5/15/2055	2,470	2,537
Block, Inc.
5.63%, 8/15/2030 (b)	247	247
6.50%, 5/15/2032	522	530
6.00%, 8/15/2033 (b)	197	197
Boeing Co. (The)
5.71%, 5/1/2040	1,080	1,062
3.95%, 8/1/2059	3,333	2,235
Bond US Bidco 1, Inc.
6.50%, 6/15/2033 (a)	EUR680	795
7.13%, 6/15/2033 (b)	859	873
Boyne USA, Inc. 4.75%, 5/15/2029 (b)	1,590	1,562
BP Capital Markets plc (EUR Swap Annual 5 Year + 3.78%), 3.63%, 3/22/2029 (a) (d) (e) (f)	EUR800	918
Brightstar Lottery plc
2.38%, 4/15/2028 (a)	EUR800	910
5.25%, 1/15/2029 (b)	260	258
Bristol-Myers Squibb Co. 5.55%, 2/22/2054	1,379	1,281
Buckeye Partners LP
4.13%, 12/1/2027	435	429
6.75%, 2/1/2030 (b)	1,060	1,090
Builders FirstSource, Inc.
4.25%, 2/1/2032 (b)	1,317	1,211
6.38%, 3/1/2034 (b)	475	470
6.75%, 5/15/2035 (b)	303	303
Caesars Entertainment, Inc. 6.50%, 2/15/2032 (b)	541	523
Carnival Corp. Ltd.
5.75%, 1/15/2030 (a)	EUR1,700	2,065
5.75%, 8/1/2032 (b)	1,341	1,327
6.13%, 2/15/2033 (b)	1,040	1,043
Carnival UK Ltd. 4.13%, 7/15/2031 (a)	EUR1,000	1,151
Caturus Energy LLC 7.13%, 5/15/2031 (b)	273	273
CCO Holdings LLC
5.13%, 5/1/2027 (b)	1,880	1,878
5.00%, 2/1/2028 (b)	1,235	1,223
4.75%, 3/1/2030 (b)	7,188	6,817
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	39

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.50%, 8/15/2030 (b)	4,855	4,519
4.25%, 2/1/2031 (b)	4,492	4,051
7.38%, 3/1/2031 (b)	1,755	1,777
4.75%, 2/1/2032 (b)	920	824
7.00%, 2/1/2033 (b)	596	582
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (b)	1,524	655
Celanese US Holdings LLC
0.63%, 9/10/2028	EUR295	322
6.34%, 1/19/2029 (g)	EUR1,610	1,966
7.00%, 2/15/2031	1,104	1,135
5.00%, 4/15/2031	EUR700	820
7.38%, 2/15/2034	2,779	2,879
Cencora, Inc.
2.70%, 3/15/2031	5,053	4,567
4.90%, 2/13/2036	657	627
Central Garden & Pet Co. 4.13%, 10/15/2030	3,050	2,892
CF Industries, Inc. 4.95%, 6/1/2043	1,490	1,311
Charles Schwab Corp. (The) (SOFR + 1.32%), 5.66%, 8/12/2037 (d)	2,840	2,831
Charter Communications Operating LLC
2.25%, 1/15/2029	1,280	1,188
6.65%, 2/1/2034	1,959	1,970
7.09%, 9/1/2038 (b)	1,913	1,894
7.34%, 9/1/2041 (b)	5,668	5,627
Chemours Co. (The)
5.75%, 11/15/2028 (b)	934	928
8.00%, 1/15/2033 (b)	900	888
7.88%, 3/15/2034 (b)	329	322
Cheniere Energy Partners LP
4.50%, 10/1/2029	6,060	5,988
5.95%, 6/30/2033	4,670	4,806
5.75%, 8/15/2034	8,125	8,236
5.55%, 10/30/2035	3,150	3,137
Chord Energy Corp.
6.00%, 10/1/2030 (b)	311	315
6.75%, 3/15/2033 (b)	448	458
Ciena Corp. 4.00%, 1/31/2030 (b)	645	613
Cinemark USA, Inc.
5.25%, 7/15/2028 (b)	660	658
7.00%, 8/1/2032 (b)	214	220
Cipher Compute LLC 7.13%, 11/15/2030 (b)	1,770	1,792
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (d)	3,415	3,408
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (d) (e) (f)	5,130	5,234
(SOFR + 1.36%), 5.17%, 2/13/2030 (d)	2,080	2,090
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (c) (d) (e) (f)	2,330	2,338
Series GG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.88%, 8/15/2030 (c) (d) (e) (f)	1,795	1,817
(SOFR + 1.34%), 4.54%, 9/19/2030 (d)	5,530	5,456
(SOFR + 2.11%), 2.57%, 6/3/2031 (d)	9,400	8,581
(SOFR + 1.17%), 4.50%, 9/11/2031 (d)	2,356	2,299
(SOFR + 1.18%), 2.52%, 11/3/2032 (d)	375	328
(SOFR + 2.34%), 6.27%, 11/17/2033 (d)	465	488
(SOFR + 2.06%), 5.83%, 2/13/2035 (d)	3,345	3,337
(SOFR + 1.47%), 5.33%, 3/27/2036 (d)	12,775	12,575
(EURIBOR 3 Month + 1.61%), 4.30%, 7/23/2036 (d)	EUR1,664	1,894
(SOFR + 1.49%), 5.17%, 9/11/2036 (d)	786	764
Clarios Global LP
6.75%, 2/15/2030 (b)	720	740
6.75%, 9/15/2032 (b)	2,669	2,719
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (b)	250	235
Clean Harbors, Inc. 5.75%, 10/15/2033 (b)	470	470
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (b)	2,040	2,040
7.50%, 6/1/2029 (b)	2,535	2,535
7.13%, 2/15/2031 (b)	1,784	1,840
7.50%, 3/15/2033 (b)	1,818	1,916
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (b)	1,753	1,703
6.88%, 11/1/2029 (b)	340	345
7.50%, 9/15/2031 (b)	335	344
7.00%, 3/15/2032 (b)	251	253
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (b)	1,362	1,330
Coherent Corp. 5.00%, 12/15/2029 (b)	5,309	5,239
Coinbase Global, Inc. 3.38%, 10/1/2028 (b)	1,430	1,364
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (b)	8,155	8,389
6.04%, 11/15/2033 (b)	1,790	1,848
Commercial Metals Co. 5.75%, 11/15/2033 (b)	349	344
Community Health Systems, Inc.
6.13%, 4/1/2030 (b)	765	654
5.25%, 5/15/2030 (b)	1,095	1,022
4.75%, 2/15/2031 (b)	1,964	1,789
10.88%, 1/15/2032 (b)	472	501
Comstock Resources, Inc. 6.75%, 3/1/2029 (b)	2,382	2,362
Conduent Business Services LLC 6.00%, 11/1/2029 (b)	950	805
Connect Holding II LLC 10.50%, 4/3/2031 (b)	1,410	1,270
Constellium SE
5.63%, 6/15/2028 (b)	680	680
5.38%, 8/15/2032 (a)	EUR670	802
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (b)	3,440	3,480
CoreWeave, Inc.
9.25%, 6/1/2030 (b)	1,194	1,109
9.00%, 2/1/2031 (b)	191	171
9.75%, 10/1/2031 (b)	670	599
8.50%, 7/15/2032 (b)	EUR693	717
9.63%, 7/15/2032 (b)	258	228
Coty, Inc. 4.75%, 1/15/2029 (b)	420	411
Crescent Energy Finance LLC
7.63%, 4/1/2032 (b)	475	488
7.88%, 4/15/2032 (b)	1,840	1,901
7.38%, 1/15/2033 (b)	645	659
8.38%, 1/15/2034 (b)	1,132	1,195
Crown European Holdings SACA
5.00%, 5/15/2028 (a)	EUR2,100	2,500
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
4.50%, 1/15/2030 (a)	EUR921	1,090
3.75%, 9/30/2031 (b)	EUR980	1,123
CSC Holdings LLC 6.50%, 2/1/2029 (b)	5,295	2,808
Cyprium Corp. 6.13%, 4/15/2031 (b)	456	455
DaVita, Inc.
4.63%, 6/1/2030 (b)	2,975	2,875
3.75%, 2/15/2031 (b)	648	599
6.88%, 9/1/2032 (b)	396	406
DCP Midstream Operating LP 6.75%, 9/15/2037 (b)	535	579
Devon Energy Corp. 5.40%, 2/15/2035 (b)	12,724	12,635
Dexko Global, Inc. 7.50%, 4/15/2032 (b)	1,380	1,153
Diamondback Energy, Inc.
3.13%, 3/24/2031	3,145	2,901
5.75%, 4/18/2054	4,200	3,970
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (b)	1,911	1,994
Discovery Global Holdings, Inc. 4.28%, 3/15/2032	950	869
DISH DBS Corp.
5.25%, 12/1/2026 (b)	789	786
5.75%, 12/1/2028 (b) (i)	1,040	1,025
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (d)	470	489
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (d)	730	743
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (d)	4,056	4,072
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (d)	4,190	4,156
Duke Energy Progress LLC 3.40%, 4/1/2032	1,410	1,296
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (b)	1,920	1,680
Dycom Industries, Inc. 4.50%, 4/15/2029 (b)	840	818
EchoStar Corp. 6.75% (Cash), 11/30/2030 (h)	700	710
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	41

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Edged Compute LLC 7.50%, 4/30/2031 (b)	895	849
Edgewell Personal Care Co.
5.50%, 6/1/2028 (b)	2,281	2,280
4.13%, 4/1/2029 (b)	1,469	1,423
Elastic NV 4.13%, 7/15/2029 (b)	930	895
Element Solutions, Inc. 3.88%, 9/1/2028 (b)	1,325	1,294
ELK Grove Village Property LLC 7.50%, 6/15/2031 (b)	1,088	1,048
EMRLD Borrower LP
6.38%, 12/15/2030 (a)	EUR2,617	3,133
6.63%, 12/15/2030 (b)	1,795	1,831
6.75%, 7/15/2031 (b)	277	285
Encompass Health Corp.
4.50%, 2/1/2028	20	20
4.75%, 2/1/2030	300	296
4.63%, 4/1/2031	1,590	1,538
Endo Finance Holdings LP 8.50%, 4/15/2031 (b)	223	235
Energizer Holdings, Inc.
4.75%, 6/15/2028 (b)	2,192	2,169
4.38%, 3/31/2029 (b)	1,875	1,818
Energy Transfer LP
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (d)	4,170	4,370
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (d)	5,125	5,144
Entegris, Inc.
4.38%, 4/15/2028 (b)	200	198
5.95%, 6/15/2030 (b)	6,005	6,059
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (d)	3,040	3,125
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.18%), 5.88%, 6/15/2056 (d)	2,229	2,195
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 6.50%, 12/15/2056 (d)	1,389	1,386
Entergy Texas, Inc. 1.75%, 3/15/2031	1,355	1,176
EQT Corp. 4.75%, 1/15/2031	529	520
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (b)	1,040	1,062
8.63%, 5/15/2032 (b)	890	925
8.00%, 3/15/2033 (b)	313	321
7.13%, 7/1/2034 (b)	351	345
Esab Corp. 5.63%, 4/1/2031 (b)	276	274
Escrow Rite Aid 0.00%, 12/31/2049 ‡	248	— (j)
EUSHI Finance, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 6.25%, 4/1/2056 (d)	3,596	3,532
Expand Energy Corp. 5.38%, 3/15/2030	4,755	4,772
Fair Isaac Corp. 6.00%, 5/15/2033 (b)	384	378
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	2,795	2,778
First Student Bidco, Inc. 4.00%, 7/31/2029 (b)	535	523
FirstEnergy Transmission LLC 2.87%, 9/15/2028 (b)	4,375	4,205
Flash Compute LLC 7.25%, 12/31/2030 (b)	1,220	1,226
Ford Motor Credit Co. LLC
5.73%, 9/5/2030	1,000	1,000
5.42%, 4/9/2031	4,150	4,092
5.75%, 4/6/2033	2,068	2,035
6.47%, 5/22/2036	6,800	6,826
Foundry JV Holdco LLC
5.50%, 1/25/2031 (b)	1,705	1,719
6.25%, 1/25/2035 (b)	3,700	3,811
6.10%, 1/25/2036 (b)	1,119	1,141
6.20%, 1/25/2037 (b)	1,521	1,558
Freeport-McMoRan, Inc. 4.13%, 3/1/2028	367	363
Galaxy Helios Data Centers II LLC 9.88%, 8/1/2031 (b)	882	874
GCI LLC 4.75%, 10/15/2028 (b)	3,720	3,656
General Electric Co. 4.13%, 9/19/2035 (a)	EUR493	580
General Motors Co. 5.15%, 4/1/2038	1,600	1,483
General Motors Financial Co., Inc.
2.35%, 1/8/2031	2,300	2,040
5.60%, 6/18/2031	1,636	1,654
5.45%, 9/6/2034	6,980	6,841
5.90%, 1/7/2035	9,755	9,824
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Genesis Energy LP
8.25%, 1/15/2029	235	242
8.00%, 5/15/2033	210	220
6.75%, 3/15/2034	344	346
GFL Environmental Holdings US, Inc. 5.50%, 2/1/2034 (b)	2,045	1,916
GFL Environmental, Inc.
4.00%, 8/1/2028 (b)	2,110	2,067
4.75%, 6/15/2029 (b)	875	855
4.38%, 8/15/2029 (b)	400	386
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (b)	345	345
7.50%, 4/15/2032 (b)	700	735
6.38%, 7/15/2034 (b)	480	482
Global Medical Response, Inc. 7.38%, 10/1/2032 (b)	376	390
Global Payments, Inc. 5.55%, 11/15/2035	2,620	2,502
Go Daddy Operating Co. LLC
5.25%, 12/1/2027 (b)	790	789
3.50%, 3/1/2029 (b)	500	474
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (d)	3,790	3,777
(SOFR + 1.11%), 2.64%, 2/24/2028 (d)	4,540	4,500
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (d) (e) (f)	5,020	5,201
Series Z, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (d) (e) (f)	1,328	1,361
(SOFR + 1.14%), 4.69%, 10/23/2030 (d)	1,000	988
(SOFR + 1.08%), 5.21%, 1/28/2031 (d)	2,090	2,092
(SOFR + 1.06%), 4.37%, 10/21/2031 (d)	2,905	2,808
(SOFR + 1.28%), 2.62%, 4/22/2032 (d)	1,730	1,534
(SOFR + 1.17%), 5.24%, 7/21/2032 (d)	850	845
(SOFR + 1.26%), 2.65%, 10/21/2032 (d)	11,190	9,814
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
(EURIBOR 3 Month + 0.95%), 3.51%, 8/17/2033 (a) (d)	EUR9,250	10,398
(SOFR + 1.34%), 5.09%, 4/20/2034 (d)	2,165	2,112
(SOFR + 1.33%), 4.94%, 10/21/2036 (d)	1,114	1,052
(SOFR + 1.19%), 5.07%, 1/21/2037 (d)	3,006	2,854
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (d)	2,665	2,260
(SOFR + 1.82%), 6.22%, 7/21/2057 (d)	1,575	1,558
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	1,873	1,789
6.63%, 7/15/2030	242	234
Granite Construction, Inc. 6.38%, 6/15/2034 (b)	302	304
Graphic Packaging International LLC 2.63%, 2/1/2029 (a)	EUR1,315	1,481
Gray Media, Inc.
10.50%, 7/15/2029 (b)	413	436
4.75%, 10/15/2030 (b)	1,525	1,255
5.38%, 11/15/2031 (b)	900	701
7.25%, 8/15/2033 (b)	807	807
7.50%, 9/15/2034 (b)	356	356
Griffon Corp.
5.75%, 3/1/2028	3,780	3,783
6.25%, 10/1/2034 (b)	274	275
Group 1 Automotive, Inc. 6.38%, 1/15/2030 (b)	272	274
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (b)	577	588
Harvest Midstream I LP 6.75%, 5/15/2034 (b)	237	240
HCA, Inc.
4.50%, 2/15/2027	1,840	1,840
5.20%, 6/1/2028	1,740	1,752
5.63%, 9/1/2028	1,147	1,161
2.38%, 7/15/2031	4,335	3,811
4.60%, 11/15/2032	1,778	1,706
5.75%, 3/1/2035	5,000	5,038
5.50%, 6/15/2047	181	162
5.25%, 6/15/2049	3,740	3,213
3.50%, 7/15/2051	1,470	945
5.95%, 9/15/2054	3,913	3,650
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	43

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.20%, 3/1/2055	77	74
Healthpeak OP LLC, REIT 5.25%, 12/15/2032	4,042	4,000
Herc Holdings, Inc. 7.00%, 6/15/2030 (b)	569	589
Hertz Corp. (The)
4.63%, 12/1/2026 (b)	678	656
12.63%, 7/15/2029 (b)	1,712	1,153
Hertz Corp. (The), Escrow
5.50%, 10/15/2024 ‡ (b) (i)	1,600	—
7.13%, 1/29/2027 ‡ (a) (i)	265	—
6.00%, 1/15/2028 ‡ (i)	685	—
Hess Midstream Operations LP
5.88%, 3/1/2028 (b)	200	202
5.13%, 6/15/2028 (b)	415	414
Hilcorp Energy I LP 5.75%, 2/1/2029 (b)	1,205	1,207
Hilton Domestic Operating Co., Inc.
5.50%, 9/15/2031 (b)	400	398
5.88%, 3/15/2033 (b)	628	630
5.75%, 9/15/2033 (b)	825	824
5.50%, 3/31/2034 (b)	1,769	1,741
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	455	455
Howard Midstream Energy Partners LLC
6.63%, 1/15/2034 (b)	1,000	1,009
6.63%, 1/15/2035 (b)	318	320
Huntington Bancshares, Inc. (SOFRINDX + 1.87%), 5.71%, 2/2/2035 (d)	204	204
Hyundai Capital America
3.50%, 11/2/2026 (b)	8,025	8,012
5.40%, 1/8/2031 (b)	3,460	3,480
ICITII
0.00%, 1/31/2033 ‡ (b)	18	235
6.00%, 1/31/2033 ‡ (b)	398	212
iHeartCommunications, Inc.
9.13%, 5/1/2029 (b)	4,288	3,847
10.88%, 5/1/2030 (b)	2,182	1,533
7.75%, 8/15/2030 (b)	739	617
ILFC E-Capital Trust II 6.73%, 12/21/2065 (b) (k)	535	483
Infinity Natural Resources LLC 7.63%, 4/1/2031 (b)	735	745
Ingram Micro, Inc. 4.75%, 5/15/2029 (b)	2,295	2,247
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Installed Building Products, Inc. 5.63%, 2/1/2034 (b)	217	212
ION Platform Finance US, Inc. 7.88%, 9/30/2032 (b)	604	477
IQVIA, Inc.
2.25%, 1/15/2028 (a)	EUR1,120	1,279
2.88%, 6/15/2028 (a)	EUR3,359	3,859
2.25%, 3/15/2029 (a)	EUR1,265	1,422
6.25%, 6/1/2032 (b)	1,363	1,388
4.63%, 6/15/2033 (b)	EUR1,164	1,352
Iron Mountain, Inc., REIT
4.88%, 9/15/2027 (b)	597	595
5.00%, 7/15/2028 (b)	1,100	1,091
4.88%, 9/15/2029 (b)	845	827
ITC Holdings Corp.
2.95%, 5/14/2030 (b)	6,221	5,763
5.50%, 4/15/2036 (b)	15,180	14,946
Jazz Securities DAC 4.38%, 1/15/2029 (b)	915	898
JBS NV
6.75%, 3/15/2034	441	471
5.95%, 4/20/2035	5,739	5,804
5.50%, 1/15/2036	12,405	12,078
5.63%, 3/10/2037 (b)	430	418
4.38%, 2/2/2052	1,177	853
7.25%, 11/15/2053	2,820	2,982
JELD-WEN Holding, Inc. 7.00%, 9/1/2032 (b)	395	269
JELD-WEN, Inc. 4.88%, 12/15/2027 (b)	870	773
JetBlue Airways Corp. 9.88%, 9/20/2031 (b)	2,226	1,911
JH North America Holdings, Inc.
5.88%, 1/31/2031 (b)	252	254
6.13%, 7/31/2032 (b)	377	380
Kinder Morgan, Inc. 5.20%, 6/1/2033	3,440	3,425
Kinetik Holdings LP 5.88%, 6/15/2030 (b)	550	553
King US Bidco, Inc. (EURIBOR 3 Month + 3.25%), 5.68%, 12/1/2032 (a) (d)	EUR275	321
Kodiak Gas Services LLC
5.88%, 4/1/2031 (b)	235	234
6.50%, 10/1/2033 (b)	179	181
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (b)	270	259
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Level 3 Financing, Inc.
6.88%, 6/30/2033 (b)	1,291	1,312
7.00%, 3/31/2034 (b)	671	687
Lithia Motors, Inc. 5.50%, 10/1/2030 (b)	365	362
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (b)	395	395
4.75%, 10/15/2027 (b)	2,500	2,487
Lsf12 Helix Parent LLC 7.13%, 2/1/2033 (b)	275	275
LSF12 Pillar Investments US, Inc. 5.75%, 5/15/2033 (b)	EUR990	1,134
LYB International Finance III LLC 5.88%, 1/15/2036	3,435	3,408
Madison IAQ LLC
4.13%, 6/30/2028 (b)	555	547
5.88%, 6/30/2029 (b)	1,475	1,472
Magnolia Oil & Gas Operating LLC 6.63%, 8/15/2034 (b)	192	194
Maple Parent Holdings Corp.
5.70%, 3/26/2036 (b)	1,023	1,007
6.63%, 3/26/2056 (b)	1,095	1,099
Mars, Inc. 5.20%, 3/1/2035 (b)	4,065	4,006
Marvell Technology, Inc.
5.45%, 7/15/2035	690	679
5.30%, 4/15/2036	1,446	1,394
Masterbrand, Inc. 7.00%, 7/15/2032 (b)	4,306	4,304
Matador Resources Co.
6.25%, 4/15/2033 (b)	1,342	1,342
6.00%, 4/15/2034 (b)	336	329
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2030 (b)	2,490	2,540
9.25%, 4/15/2030 (b)	485	484
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (b)	790	788
Medline Borrower LP
3.88%, 4/1/2029 (b)	440	426
6.25%, 4/1/2029 (b)	563	572
5.25%, 10/1/2029 (b)	1,570	1,561
Merck & Co., Inc. 5.55%, 12/4/2055	2,820	2,636
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (b)	3,219	3,060
Meta Platforms, Inc.
5.50%, 11/15/2045	2,440	2,117
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
4.45%, 8/15/2052	3,701	2,656
5.63%, 11/15/2055	644	537
6.30%, 5/15/2056	1,705	1,570
MetLife, Inc.
6.40%, 12/15/2036	435	438
9.25%, 4/8/2038 (b)	3,935	4,551
10.75%, 8/1/2039	280	358
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 5.85%, 3/15/2056 (d)	1,124	1,089
Metropolitan Life Global Funding I 3.30%, 3/21/2029 (b)	2,100	2,019
MGM Resorts International
5.50%, 4/15/2027	15	15
6.13%, 9/15/2029	581	588
6.50%, 4/15/2032	1,000	999
Midcontinent Communications 8.00%, 8/15/2032 (b)	1,308	1,136
Millrose Properties, Inc., REIT 6.38%, 8/1/2030 (b)	603	611
MIWD Holdco II LLC 5.50%, 2/1/2030 (b)	680	641
MKS, Inc. 4.25%, 2/15/2034 (b)	EUR1,065	1,200
Molina Healthcare, Inc. 3.88%, 11/15/2030 (b)	800	743
Morgan Stanley
(SOFR + 1.61%), 4.21%, 4/20/2028 (d)	967	964
(SOFR + 1.73%), 5.12%, 2/1/2029 (d)	3,015	3,032
(SOFR + 1.59%), 5.16%, 4/20/2029 (d)	965	971
(SOFR + 1.63%), 5.45%, 7/20/2029 (d)	7,680	7,759
(SOFR + 1.10%), 4.65%, 10/18/2030 (d)	2,520	2,492
(SOFR + 1.11%), 5.23%, 1/15/2031 (d)	4,235	4,250
(SOFR + 1.14%), 2.70%, 1/22/2031 (d)	11,330	10,470
(SOFR + 1.03%), 1.79%, 2/13/2032 (d)	882	761
(SOFRINDX + 1.16%), 5.17%, 7/14/2032 (d)	2,575	2,556
(SOFR + 1.20%), 2.51%, 10/20/2032 (d)	535	468
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	45

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
(SOFR + 1.88%), 5.42%, 7/21/2034 (d)	416	414
(SOFR + 1.56%), 5.32%, 7/19/2035 (d)	3,570	3,515
(SOFR + 1.36%), 2.48%, 9/16/2036 (d)	5,235	4,492
(SOFR + 1.18%), 5.07%, 1/30/2037 (d)	9,069	8,646
(SOFRINDX + 1.43%), 5.61%, 7/17/2037 (d)	1,330	1,317
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (d)	3,970	4,017
3.97%, 7/22/2038 (k)	3,985	3,382
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.31%, 1/18/2041 (d)	1,750	1,659
Morgan Stanley Private Bank NA (SOFR + 1.02%), 4.47%, 11/19/2031 (d)	3,875	3,768
MPT Operating Partnership LP, REIT 8.50%, 2/15/2032 (b)	413	419
Multi-Color Corp. 8.50% (Blend (Cash 6.00% + PIK 2.50%)), 5/11/2033 (b) (h)	462	400
NCL Corp. Ltd. 5.88%, 1/15/2031 (b)	1,373	1,317
NCR Atleos Corp. 9.50%, 4/1/2029 (b)	1,207	1,278
NCR Voyix Corp. 5.00%, 10/1/2028 (b)	815	801
Neptune Bidco US, Inc.
9.29%, 4/15/2029 (b)	625	640
9.50%, 2/15/2033 (b)	433	445
Netflix, Inc. 5.38%, 11/15/2029 (b)	9,956	10,122
New Albertsons LP
7.45%, 8/1/2029	197	203
8.00%, 5/1/2031	480	499
Newell Brands, Inc.
8.50%, 6/1/2028 (b)	490	511
6.63%, 9/15/2029	455	464
6.38%, 5/15/2030	285	289
6.25%, 8/15/2031 (b)	283	284
6.63%, 5/15/2032	1,595	1,632
7.50%, 4/1/2046 (g)	300	280
Nexstar Media, Inc.
4.75%, 11/1/2028 (b)	1,160	1,143
6.50%, 9/15/2033 (b)	3,547	3,563
7.25%, 4/15/2034 (b)	2,385	2,416
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
NextEra Energy Capital Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (d)	1,700	1,740
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (d)	1,775	1,804
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (d)	705	709
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (d)	550	553
NGL Energy Operating LLC 8.13%, 2/15/2029 (b)	1,085	1,119
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (d)	1,808	1,858
NNN REIT, Inc., REIT 5.50%, 6/15/2034	930	930
Noble Finance II LLC
8.00%, 4/15/2030 (b)	333	344
6.25%, 6/15/2034 (b)	336	330
Novelis Corp.
4.75%, 1/30/2030 (b)	615	593
6.88%, 1/30/2030 (b)	157	161
Novelis Sheet Ingot GmbH 3.38%, 4/15/2029 (a)	EUR2,661	3,049
NRG Energy, Inc.
5.25%, 6/15/2029 (b)	1,420	1,410
3.63%, 2/15/2031 (b)	865	796
5.88%, 5/15/2034 (b)	592	577
5.41%, 10/15/2035 (b)	1,641	1,567
6.13%, 5/15/2036 (b)	523	512
NuStar Logistics LP 5.63%, 4/28/2027	1,000	1,004
OAK-Eagle Acquireco, Inc.
6.25%, 7/1/2033 (b)	EUR571	693
7.25%, 7/1/2033 (b)	484	503
8.75%, 7/1/2034 (b)	523	555
OI European Group BV
6.25%, 5/15/2028 (a)	EUR210	246
6.25%, 5/15/2028 (b)	EUR989	1,158
5.25%, 6/1/2029 (a)	EUR1,483	1,719
Olympus Water US Holding Corp. 3.88%, 10/1/2028 (a)	EUR220	255
ON Semiconductor Corp. 3.88%, 9/1/2028 (b)	2,301	2,246
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
OneMain Finance Corp.
3.88%, 9/15/2028	2,150	2,084
4.00%, 9/15/2030	700	646
Oracle Corp.
5.70%, 2/4/2036	167	154
6.55%, 2/4/2046	2,829	2,528
4.00%, 7/15/2046	430	276
4.00%, 11/15/2047	30	19
3.60%, 4/1/2050	2,749	1,595
3.95%, 3/25/2051	815	494
5.38%, 9/27/2054	3,149	2,304
6.00%, 8/3/2055	160	129
6.70%, 2/4/2056	4,128	3,636
6.85%, 2/4/2066	2,605	2,287
Organon & Co.
2.88%, 4/30/2028 (a)	EUR2,391	2,753
4.13%, 4/30/2028 (b)	2,880	2,851
5.13%, 4/30/2031 (b)	850	849
Outfront Media Capital LLC 4.63%, 3/15/2030 (b)	433	420
Pacific Gas and Electric Co.
4.65%, 8/1/2028	4,230	4,217
6.15%, 1/15/2033	2,570	2,640
6.40%, 6/15/2033	5,220	5,413
6.00%, 8/15/2035	1,352	1,361
3.75%, 8/15/2042 (g)	1,530	1,111
4.60%, 6/15/2043	2,692	2,155
4.75%, 2/15/2044	294	239
Performance Food Group, Inc.
4.25%, 8/1/2029 (b)	895	869
6.13%, 9/15/2032 (b)	261	262
5.63%, 3/1/2034 (b)	390	379
Permian Resources Operating LLC
7.00%, 1/15/2032 (b)	2,020	2,087
6.25%, 2/1/2033 (b)	458	465
Perrigo Finance Unlimited Co.
5.38%, 9/30/2032	EUR630	715
6.13%, 9/30/2032	330	324
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (b)	1,188	1,207
PetSmart LLC 7.50%, 9/15/2032 (b)	1,137	1,148
PG&E Corp.
5.00%, 7/1/2028	463	456
5.25%, 7/1/2030	410	399
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (d)	2,700	2,714
Philip Morris International, Inc. 5.63%, 11/17/2029	3,000	3,065
Photo Holdings LLC 12.00%, 7/1/2031 (b)	1,251	1,288
Piedmont Natural Gas Co., Inc. 3.35%, 6/1/2050	853	556
Pioneer Opco LLC 7.00%, 5/15/2033 (b)	202	206
PNC Financial Services Group, Inc. (The)
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 2.81%), 6.25%, 3/15/2030 (d) (e) (f)	3,486	3,541
(SOFR + 1.26%), 4.81%, 10/21/2032 (d)	1,975	1,939
(SOFR + 1.90%), 5.68%, 1/22/2035 (d)	1,055	1,066
(SOFR + 1.42%), 5.37%, 7/21/2036 (d)	500	493
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.42%, 1/25/2041 (d)	590	565
Post Holdings, Inc. 4.63%, 4/15/2030 (b)	1,000	964
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (b)	2,545	2,359
Prairie Acquiror LP 9.00%, 8/1/2029 (b)	560	579
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (b)	586	588
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (d)	2,395	2,444
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	2,695	2,361
Qnity Electronics, Inc.
5.75%, 8/15/2032 (b)	198	197
6.25%, 8/15/2033 (b)	727	732
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (b)	2,052	2,078
QXO Building Products, Inc.
6.50%, 7/15/2031 (b)	718	726
6.75%, 4/30/2032 (b)	920	941
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	47

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.88%, 7/15/2034 (b)	837	847
Radiology Partners, Inc. 8.50%, 7/15/2032 (b)	1,213	1,241
Range Resources Corp. 4.75%, 2/15/2030 (b)	575	562
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (b)	506	504
RD Michigan Property Owner I LLC 7.50%, 3/30/2045 (b)	8,060	7,684
RHP Hotel Properties LP, REIT
4.50%, 2/15/2029 (b)	755	743
6.50%, 6/15/2033 (b)	196	200
5.75%, 3/15/2034 (b)	234	231
6.25%, 2/15/2035 (b)	175	176
RingCentral, Inc. 8.50%, 8/15/2030 (b)	1,901	1,962
Rocket Cos., Inc.
6.13%, 8/1/2030 (b)	799	810
7.13%, 2/1/2032 (b)	985	1,017
6.38%, 8/1/2033 (b)	1,304	1,321
Rocket Mortgage LLC
3.63%, 3/1/2029 (b)	640	617
4.00%, 10/15/2033 (b)	435	389
Rockies Express Pipeline LLC 6.75%, 3/15/2033 (b)	344	351
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (b)	556	557
6.25%, 3/15/2032 (b)	470	477
6.00%, 2/1/2033 (b)	693	697
San Diego Gas & Electric Co. Series DDDD, 5.20%, 3/15/2036	1,390	1,345
SBA Communications Corp., REIT 3.13%, 2/1/2029	295	282
SCIL IV LLC 9.50%, 7/15/2028 (a)	EUR960	1,152
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	395	394
4.50%, 10/15/2029	1,537	1,511
4.00%, 4/1/2031	2,495	2,324
4.38%, 2/1/2032	2,680	2,492
Seagate Data Storage Technology Pte. Ltd. 5.75%, 12/1/2034	485	482
Sempra
3.80%, 2/1/2038	1,865	1,533
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.38%, 4/1/2056 (d)	831	833
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Sensata Technologies BV
4.00%, 4/15/2029 (b)	376	365
5.88%, 9/1/2030 (b)	200	201
Sensata Technologies, Inc.
3.75%, 2/15/2031 (b)	11	10
6.63%, 7/15/2032 (b)	2,800	2,867
Service Corp. International
5.13%, 6/1/2029	325	323
3.38%, 8/15/2030	974	904
Shift4 Payments LLC 6.75%, 8/15/2032 (b)	392	387
Silgan Holdings, Inc.
2.25%, 6/1/2028	EUR1,063	1,207
4.25%, 2/15/2031 (a)	EUR1,500	1,726
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (b)	1,197	1,244
Sirius XM Radio LLC
4.00%, 7/15/2028 (b)	1,583	1,544
5.50%, 7/1/2029 (b)	2,426	2,422
4.13%, 7/1/2030 (b)	600	565
5.88%, 4/15/2032 (b)	314	310
Six Flags Entertainment Corp.
5.25%, 7/15/2029	409	396
8.63%, 1/15/2032 (b)	1,988	2,016
6.63%, 5/1/2032 (b)	1,795	1,819
SM Energy Co.
6.63%, 1/15/2027	2,180	2,180
6.75%, 8/1/2029 (b)	469	480
8.75%, 7/1/2031 (b)	995	1,041
7.00%, 8/1/2032 (b)	402	411
9.63%, 6/15/2033 (b)	264	291
6.63%, 4/15/2034 (b)	488	491
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (b)	1,215	1,273
Snap, Inc. 6.88%, 3/1/2033 (b)	252	247
Solaris Energy Infrastructure LLC 6.38%, 5/15/2031 (b)	536	532
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (b)	952	935
Solventum Corp. 5.60%, 3/23/2034	370	372
Somnigroup International, Inc.
4.00%, 4/15/2029 (b)	3,965	3,817
3.88%, 10/15/2031 (b)	435	398
Sonic Automotive, Inc. 4.63%, 11/15/2029 (b)	2,310	2,257
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Southern California Edison Co.
Series A, 4.20%, 3/1/2029	2,217	2,171
5.45%, 3/1/2035	91	89
Series 13-A, 3.90%, 3/15/2043	564	419
3.65%, 2/1/2050	1,513	993
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	1,724	1,504
Space Exploration Technologies Corp.
5.35%, 7/15/2031 (b)	2,960	2,893
5.65%, 7/15/2033 (b)	3,260	3,145
5.88%, 7/15/2036 (b)	1,895	1,786
Spectrum Brands, Inc. 3.88%, 3/15/2031 (b)	217	189
Sprint Capital Corp. 6.88%, 11/15/2028	4,210	4,387
SS&C Technologies, Inc.
5.50%, 9/30/2027 (b)	2,035	2,036
6.50%, 6/1/2032 (b)	2,615	2,649
Stagwell Global LLC 5.63%, 8/15/2029 (b)	1,464	1,426
Standard Building Solutions, Inc. 6.25%, 8/1/2033 (b)	2,692	2,672
Standard Industries, Inc.
4.75%, 1/15/2028 (b)	1,365	1,360
4.38%, 7/15/2030 (b)	420	399
Staples, Inc.
10.75%, 9/1/2029 (b)	3,615	3,473
12.75%, 1/15/2030 (b)	403	321
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (d) (e) (f)	821	840
Station Casinos LLC 6.63%, 3/15/2032 (b)	505	511
Stellantis Finance US, Inc.
5.75%, 3/18/2030 (b)	1,181	1,166
6.45%, 3/18/2035 (b)	2,660	2,566
Stellantis Financial Services US Corp.
5.40%, 6/15/2029 (b)	2,900	2,865
5.80%, 6/15/2031 (b)	1,935	1,885
Stellantis NV (EURIBOR ICE Swap Rate 5 Year + 4.24%), 6.88%, 12/16/2033 (a) (d) (e) (f)	EUR2,000	2,172
Stingray Compute LLC 6.00%, 6/15/2031 (b)	1,420	1,383
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Sunoco LP
4.50%, 4/30/2030	250	243
5.38%, 7/15/2031 (b)	310	306
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (b)	650	654
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (b)	1,615	1,483
Synaptics, Inc. 4.00%, 6/15/2029 (b)	2,590	2,553
Synopsys, Inc. 5.70%, 4/1/2055	1,117	1,034
Take-Two Interactive Software, Inc. 5.60%, 6/12/2034	1,220	1,227
Talen Energy Supply LLC
6.13%, 5/1/2031 (b)	1,024	1,022
6.38%, 5/1/2033 (b)	1,538	1,519
6.25%, 2/1/2034 (b)	1,676	1,646
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (b)	105	105
7.38%, 2/15/2029 (b)	1,320	1,357
6.00%, 12/31/2030 (b)	400	400
6.00%, 9/1/2031 (b)	1,500	1,483
6.75%, 3/15/2034 (b)	1,162	1,171
Tenet Healthcare Corp.
5.13%, 11/1/2027	1,147	1,147
4.63%, 6/15/2028	1,665	1,651
6.13%, 10/1/2028	243	243
4.25%, 6/1/2029	420	409
6.13%, 6/15/2030	25	25
6.75%, 5/15/2031	735	751
Terex Corp.
5.00%, 5/15/2029 (b)	1,220	1,210
6.25%, 10/15/2032 (b)	781	788
T-Mobile USA, Inc.
3.38%, 4/15/2029	4,380	4,223
2.25%, 11/15/2031	3,778	3,271
TransDigm, Inc.
6.38%, 3/1/2029 (b)	611	620
6.63%, 3/1/2032 (b)	612	625
Transocean International Ltd. 8.25%, 5/15/2029 (b)	678	705
Trinity Industries, Inc. 7.75%, 7/15/2028 (b)	1,370	1,400
Trinseo Luxco Finance SPV SARL 7.63%, 5/3/2029 (b) (i)	637	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	49

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Truist Financial Corp.
(SOFR + 2.30%), 6.12%, 10/28/2033 (d)	945	978
(SOFR + 1.85%), 5.12%, 1/26/2034 (d)	3,876	3,803
(SOFR + 2.36%), 5.87%, 6/8/2034 (d)	3,181	3,237
UGI International LLC
2.50%, 12/1/2029 (a)	EUR905	1,007
5.00%, 6/1/2031 (b)	EUR580	660
Union Electric Co. 3.90%, 4/1/2052	885	641
United Airlines Holdings, Inc. 4.88%, 3/1/2029	445	438
United Rentals North America, Inc. 5.38%, 11/15/2033 (b)	1,824	1,776
Univision Communications, Inc.
9.38%, 8/1/2032 (b)	1,559	1,591
8.88%, 4/15/2033 (b)	408	403
US Bancorp (SOFR + 1.86%), 5.68%, 1/23/2035 (d)	1,100	1,112
US Foods, Inc. 4.75%, 2/15/2029 (b)	135	133
Vail Resorts, Inc. 6.50%, 5/15/2032 (b)	410	416
Validus Energy II Midcon LLC 8.00%, 8/1/2031 (b)	765	771
Ventas Realty LP, REIT 5.00%, 1/15/2035	2,645	2,548
Venture Global Calcasieu Pass LLC 6.00%, 5/1/2036 (b)	122	121
Venture Global LNG, Inc.
9.50%, 2/1/2029 (b)	1,405	1,511
7.00%, 1/15/2030 (b)	640	659
9.88%, 2/1/2032 (b)	748	797
6.38%, 12/15/2034 (b)	198	197
6.63%, 6/15/2036 (b)	198	199
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (b)	479	489
6.50%, 6/15/2034 (b)	338	350
Verizon Communications, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.04%), 6.20%, 5/14/2056 (d)	1,907	1,840
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.81%), 6.05%, 5/14/2058 (d)	5,130	5,008
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.60%, 2/15/2059 (d)	2,972	2,973
VF Corp.
4.25%, 3/7/2029	EUR2,289	2,658
2.95%, 4/23/2030	1,120	1,017
Viavi Solutions, Inc. 3.75%, 10/1/2029 (b)	222	212
VICI Properties LP, REIT 4.63%, 12/1/2029 (b)	664	648
Viking Cruises Ltd. 5.88%, 10/15/2033 (b)	1,364	1,350
Vistra Operations Co. LLC
3.70%, 1/30/2027 (b)	3,157	3,142
4.38%, 5/1/2029 (b)	1,126	1,101
4.60%, 10/15/2030 (b)	579	562
6.88%, 4/15/2032 (b)	457	472
6.00%, 4/15/2034 (b)	10,885	10,929
5.70%, 12/30/2034 (b)	2,357	2,324
5.25%, 10/15/2035 (b)	1,398	1,330
5.35%, 1/31/2036 (b)	2,785	2,660
VoltaGrid LLC 7.38%, 11/1/2030 (b)	1,175	1,182
Wabash National Corp. 4.50%, 10/15/2028 (b)	2,825	2,663
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (b)	856	871
Wayfair LLC
7.25%, 10/31/2029 (b)	1,560	1,611
7.75%, 9/15/2030 (b)	693	729
6.75%, 11/15/2032 (b)	1,495	1,538
7.13%, 5/31/2034 (b)	234	243
Weekley Homes LLC 4.88%, 9/15/2028 (b)	980	965
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (d)	4,820	4,793
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (d)	3,320	3,296
(SOFR + 1.74%), 5.57%, 7/25/2029 (d)	7,130	7,227
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (d) (e) (f)	2,450	2,522
(SOFR + 1.11%), 5.24%, 1/24/2031 (d)	3,080	3,097
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
(SOFR + 1.78%), 5.50%, 1/23/2035 (d)	7,420	7,427
(SOFR + 1.74%), 5.61%, 4/23/2036 (d)	3,046	3,058
(SOFR + 1.10%), 4.96%, 1/23/2037 (d)	5,739	5,465
4.90%, 11/17/2045	1,210	1,017
Welltower OP LLC, REIT 3.85%, 6/15/2032	1,390	1,305
WESCO Distribution, Inc.
6.38%, 3/15/2029 (b)	803	815
5.25%, 4/15/2031 (b)	268	264
6.63%, 3/15/2032 (b)	470	481
6.38%, 3/15/2033 (b)	300	305
Whirlpool Corp. 6.50%, 6/15/2033	920	795
Williams Scotsman, Inc.
6.63%, 6/15/2029 (b)	1,045	1,064
6.63%, 4/15/2030 (b)	159	162
WP Carey, Inc., REIT
2.40%, 2/1/2031	580	516
2.25%, 4/1/2033	1,302	1,071
WR Grace Holdings LLC
5.63%, 8/15/2029 (b)	1,580	1,503
6.63%, 8/15/2032 (b)	1,267	1,221
7.00%, 8/1/2033 (b)	164	159
WULF Compute LLC 7.75%, 10/15/2030 (b)	4,597	4,777
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (b)	3,544	3,528
6.25%, 3/15/2033 (b)	436	436
Xerox Corp. 10.25%, 10/15/2030 (b)	632	553
XPO, Inc. 7.13%, 2/1/2032 (b)	1,655	1,710
Yondr JK 1 LLC 6.88%, 6/30/2031 (b)	321	301
		1,285,125
Total Corporate Bonds (Cost $2,348,306)		2,328,030
Foreign Government Securities — 18.2%
Angola — 0.2%
Republic of Angola 9.88%, 10/15/2035 (a)	7,800	8,227
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Argentina — 0.4%
Argentine Republic
4.12%, 7/9/2035 (g)	16,110	12,183
3.50%, 7/9/2041 (g)	5,700	4,020
		16,203
Benin — 0.2%
Benin Government Bond
7.96%, 2/13/2038 (b)	2,428	2,572
7.96%, 2/13/2038 (a)	7,552	7,999
		10,571
Brazil — 2.5%
Notas do Tesouro Nacional
6.00%, 8/15/2030	BRL44,000	37,572
10.00%, 1/1/2031	BRL340,000	56,835
10.00%, 1/1/2037	BRL92,000	13,656
		108,063
Colombia — 1.8%
Republic of Colombia
6.13%, 1/21/2031	1,843	1,846
5.00%, 9/19/2032	EUR2,368	2,695
13.25%, 2/9/2033	COP162,694,300	51,384
7.50%, 2/2/2034	640	671
11.75%, 1/24/2035	COP74,467,400	21,761
		78,357
Congo, Democratic Republic of the — 0.3%
Republic of Congo
8.75%, 4/16/2032 (b)	3,380	3,489
9.50%, 2/17/2035 (a)	4,000	3,984
9.50%, 5/26/2036 (a)	4,100	3,971
9.50%, 4/16/2037 (b)	1,670	1,743
		13,187
Costa Rica — 0.3%
Republic of Costa Rica
6.00%, 1/16/2036 (b)	EUR6,750	8,168
7.30%, 11/13/2054 (b)	2,994	3,235
		11,403
Czech Republic — 1.4%
Czech Republic
4.90%, 4/14/2034	CZK434,150	20,795
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	51

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Czech Republic—continued
3.50%, 5/30/2035	CZK504,790	21,700
5.30%, 9/19/2035	CZK332,420	16,222
		58,717
Ecuador — 0.2%
Republic of Ecuador
8.75%, 1/29/2034 (b)	2,858	2,850
6.90%, 7/31/2035 (a) (g)	5,668	5,182
		8,032
Egypt — 0.4%
Arab Republic of Egypt
7.63%, 5/29/2032 (a)	3,680	3,771
7.63%, 5/20/2034 (b)	4,450	4,454
8.75%, 9/30/2051 (a)	8,400	8,106
		16,331
Germany — 1.5%
Bundesschatzanweisungen 2.10%, 3/15/2028 (a)	EUR53,670	61,605
Guatemala — 0.1%
Republic of Guatemala 6.05%, 8/6/2031 (b)	6,433	6,542
Honduras — 0.1%
Republic of Honduras 8.63%, 11/27/2034 (a)	3,400	3,908
Ivory Coast — 0.3%
Republic of Cote d'Ivoire
6.13%, 6/15/2033 (a)	1,130	1,117
8.08%, 4/1/2036 (b)	3,908	4,234
8.25%, 1/30/2037 (a)	2,135	2,325
6.88%, 10/17/2040 (b)	EUR3,987	4,736
		12,412
Kenya — 0.2%
Republic of Kenya 8.70%, 2/26/2039 (a)	8,070	7,939
Mexico — 3.1%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (b)	8,332	8,323
Mex Bonos Desarr Fix Rt
7.75%, 5/29/2031	MXN721,220	41,165
7.75%, 11/23/2034	MXN187,000	10,109
8.00%, 5/24/2035	MXN647,590	35,253
8.50%, 11/18/2038	MXN524,000	28,450
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mexico—continued
United Mexican States
5.38%, 5/16/2040	EUR3,036	3,450
3.77%, 5/24/2061	7,068	4,050
		130,800
Morocco — 0.3%
Kingdom of Morocco
6.50%, 9/8/2033 (a)	3,220	3,375
5.13%, 5/26/2038 (b)	EUR3,704	4,330
4.00%, 12/15/2050 (a)	5,210	3,601
		11,306
Nigeria — 0.1%
Federal Republic of Nigeria 6.13%, 9/28/2028 (a)	4,500	4,504
Pakistan — 0.1%
Islamic Republic of Pakistan
6.98%, 4/24/2029 (b)	2,369	2,378
7.38%, 4/8/2031 (a)	3,850	3,864
		6,242
Panama — 0.2%
Republic of Panama
5.66%, 2/23/2038	2,401	2,337
3.87%, 7/23/2060	11,600	7,523
		9,860
Paraguay — 0.2%
Republic of Paraguay
3.85%, 6/28/2033 (b)	1,521	1,402
6.00%, 2/9/2036 (a)	5,200	5,326
5.60%, 3/13/2048 (a)	622	560
		7,288
Poland — 0.2%
Republic of Poland 5.50%, 3/18/2054	8,439	7,543
Republic of North Macedonia — 0.1%
Republic of North Macedonia 4.75%, 1/21/2034 (b)	EUR3,438	3,929
Romania — 0.1%
Romania Government Bond 2.88%, 4/13/2042 (a)	EUR4,900	3,678
South Africa — 2.3%
Republic of South Africa
8.50%, 1/31/2037	ZAR666,210	40,326
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
South Africa—continued
9.00%, 1/31/2040	ZAR657,022	40,098
5.65%, 9/27/2047	2,621	2,176
5.75%, 9/30/2049	12,000	9,942
7.95%, 11/19/2054 (a)	1,800	1,904
7.25%, 12/11/2055 (b)	1,994	1,945
		96,391
Suriname — 0.1%
Suriname Government International Bond
7.70%, 11/6/2030 (b)	1,249	1,284
8.50%, 11/6/2035 (b)	3,434	3,703
		4,987
Turkey — 1.3%
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	3,120	3,344
Republic of Turkiye (The)
41.00%, 5/5/2027	TRY516,385	10,962
36.80%, 3/15/2028	TRY606,040	12,561
30.00%, 9/12/2029	TRY328,411	6,120
7.25%, 5/29/2032	10,266	10,473
6.30%, 3/14/2033	6,009	5,812
5.75%, 5/11/2047	5,000	3,954
		53,226
Uzbekistan — 0.2%
Republic of Uzbekistan International Bond 6.95%, 5/25/2032 (a)	6,975	7,368
Total Foreign Government Securities (Cost $746,867)		768,619
Mortgage-Backed Securities — 9.9%
United States — 9.9%
FHLMC UMBS, 30 Year Pool # SD8342, 5.50%, 7/1/2053	2,625	2,616
FNMA UMBS, 30 Year
Pool # FS8290, 5.50%, 9/1/2053	33,330	33,359
Pool # FS8365, 5.50%, 6/1/2054	11,327	11,258
Pool # MA5879, 5.50%, 11/1/2055	42,746	42,338
GNMA II, 30 Year
Pool # MA8200, 4.00%, 8/20/2052	70,839	65,186
Pool # MB1345, 6.00%, 8/20/2056	75,000	76,139
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
GNMA II, Single Family, 30 Year
TBA, 5.00%, 9/15/2056 (l)	88,604	85,783
TBA, 5.50%, 9/15/2056 (l)	100,000	99,288
Total Mortgage-Backed Securities (Cost $419,446)		415,967
U.S. Treasury Obligations — 5.8%
United States — 5.8%
U.S. Treasury Notes
3.88%, 3/31/2028	146,120	145,127
3.75%, 4/30/2028	36,400	36,065
4.00%, 5/31/2028	65,660	65,293
Total U.S. Treasury Obligations (Cost $248,258)		246,485
Convertible Bonds — 3.3%
Austria — 0.0% ^
ams-OSRAM AG 2.13%, 11/3/2027 (a)	EUR1,700	1,935
China — 0.1%
Alibaba Group Holding Ltd. 0.50%, 6/1/2031	4,035	5,292
Country Garden Holdings Co. Ltd.
Series AI, Zero Coupon, 12/31/2031	4,304	301
Series AI, Zero Coupon, 12/31/2034	138	5
		5,598
Israel — 0.1%
Wix.com Ltd. Zero Coupon, 9/15/2030 (b)	3,188	2,758
United States — 3.1%
Alarm.com Holdings, Inc. 2.25%, 6/1/2029	3,235	3,191
Box, Inc. 1.50%, 9/15/2029	2,429	2,614
Cipher Digital, Inc. Zero Coupon, 10/1/2031 (b)	1,963	2,493
Compass, Inc. 0.25%, 4/15/2031 (b)	5,985	6,005
Dropbox, Inc. Zero Coupon, 3/1/2028	1,606	1,819
Dynatrace LLC Zero Coupon, 9/1/2031 (b)	1,908	2,053
Euronet Worldwide, Inc. 0.63%, 10/1/2030 (b)	2,245	1,995
Five9, Inc. 1.00%, 3/15/2029	4,007	3,712
Fluor Corp. 1.13%, 8/15/2029	1,203	1,628
Greenbrier Cos., Inc. (The) 2.88%, 4/15/2028	4,164	4,462
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	53

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
United States — continued
Itron, Inc.
1.38%, 7/15/2030	3,589	3,725
Zero Coupon, 3/15/2032 (b)	1,118	1,115
Jazz Investments I Ltd.
3.13%, 9/15/2030	2,335	4,074
1.88%, 9/15/2032 (b)	1,885	1,892
Kimco Realty OP LLC REIT, 3.50%, 6/15/2031 (b)	4,200	4,150
Kite Realty Group LP
REIT, 0.75%, 4/1/2027 (b)	2,433	2,696
REIT, 3.25%, 4/15/2032 (b)	928	881
Knight-Swift Transportation Holdings, Inc. 1.00%, 11/15/2031 (b)	571	608
Liberty Media Corp-Liberty Formula One 2.38%, 8/15/2032 (b)	1,590	1,575
Life360, Inc. Zero Coupon, 6/1/2030	2,730	2,558
Live Nation Entertainment, Inc.
2.88%, 1/15/2030	4,960	5,736
2.88%, 10/15/2031 (b)	226	243
Lyft, Inc.
0.63%, 3/1/2029	1,591	1,735
Zero Coupon, 9/15/2030 (b)	595	608
Meritage Homes Corp. 1.75%, 5/15/2028	3,455	3,391
Microchip Technology, Inc. 0.75%, 6/1/2030	3,792	3,892
MKS, Inc. 1.25%, 6/1/2030	2,650	4,767
NCL Corp. Ltd. 0.75%, 9/15/2030 (b)	3,085	2,696
ON Semiconductor Corp.
Zero Coupon, 5/1/2027	4,646	6,702
Zero Coupon, 5/1/2031 (b)	571	507
PG&E Corp. 4.25%, 12/1/2027	3,345	3,308
Semtech Corp. Zero Coupon, 10/15/2030 (b)	113	180
Snowflake, Inc. Zero Coupon, 10/1/2027	2,444	5,154
SoFi Technologies, Inc. 1.25%, 3/15/2029 (b)	1,390	2,737
Southern Co. (The)
2.13%, 12/15/2027 (b)	1,145	1,132
3.50%, 9/15/2029 (b)	4,500	4,432
Spectrum Brands, Inc. 3.38%, 6/1/2029	4,349	4,445
Synaptics, Inc. 0.75%, 12/1/2031	5,492	6,791
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Terawulf, Inc.
1.00%, 9/1/2031 (b)	2,270	3,332
Zero Coupon, 5/1/2032 (b)	3,458	3,706
Uber Technologies, Inc. Series 2028, 0.88%, 12/1/2028	2,558	3,121
Veeco Instruments, Inc. 2.88%, 6/1/2029	1,549	2,570
Wabash National Corp. 4.00%, 8/1/2032 (b)	1,842	1,987
Zoetis, Inc. 0.25%, 6/15/2029 (b)	3,725	3,405
		129,823
Total Convertible Bonds (Cost $128,518)		140,114
Loan Assignments — 2.3% (m)
Canada — 0.1%
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 8/16/2030 (d)	2,186	2,188
United Kingdom — 0.0% ^
Crown Finance US, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 8.15%, 12/2/2031 (d)	1,478	1,483
United States — 2.2%
1261229 BC Ltd., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.25%), 9.94%, 10/8/2030 (d)	486	483
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 4/20/2028 (d)	1,510	1,510
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 5.69%, 1/31/2031 (d)	1,383	1,385
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.50%), 6.23%, 2/3/2031 (d)	1,161	1,158
AHP Health Partners, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.94%, 9/20/2032 (d)	1,548	1,549
Altafiber Virginia LLC, 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 2.25%), 5.94%, 11/23/2028 (d)	2,617	2,614
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.35%), 6.86%, 2/1/2029 (d)	2,263	2,271
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Altar Bidco, Inc., 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 9.11%, 2/1/2030 (d)	725	707
AthenaHealth Group, Inc., 1st Lien Term Loan A (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 2/16/2032 (d)	1,967	1,965
AWS Claire's LLC, 1st Lien Term Loan B 10.00%, 9/18/2030 ‡	131	131
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.44%, 11/25/2031 (d)	5,401	5,361
Belron Finance 2019 LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.76%, 10/16/2031 (d)	2,456	2,460
Boxer Parent Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.51%, 7/30/2031 (d)	1,792	1,695
Chariot Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.44%, 9/8/2032 (d)	3,032	3,035
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.55%, 5/17/2028 (d)	2,674	2,374
Dayforce Bidco LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.82%, 2/4/2033 (d)	1,436	1,384
EMRLD Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.94%, 5/31/2030 (d)	1,996	2,001
FGI Operating Co. LLC, 1st Lien Term Loan 0.00%, 12/31/2026 ‡ (i) (k)	41	—
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 8/15/2030 (d)	1,701	1,701
GB AIT Buyer, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 8.07%, 4/29/2033 (d)	508	508
Genesee & Wyoming, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 5.48%, 4/10/2031 (d)	2,653	2,649
Genesys Cloud Services, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 1/30/2032 (d)	3,602	3,513
HUB International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 6/20/2030 (d)	2,326	2,331
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Icon Parent I, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 6.45%, 11/13/2031 (d)	5,955	5,701
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.69%, 1/17/2031 (d)	1,945	1,950
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.24%, 12/2/2031 (d)	1,717	1,725
MIS Acquisition LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 8.25%, 4/22/2031 (d)	829	793
MIWD Holdco II LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 6.44%, 3/28/2031 (d)	1,864	1,840
Modena Buyer LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 8.07%, 7/1/2031 (d)	983	943
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (PIK), 11.50%, 12/31/2028 ‡ (h) (k)	27	26
Moran Foods LLC, 1st Lien Term Loan B
(3-MONTH CME TERM SOFR + 7.25% (PIK) + 3.86% (Cash)), 14.92%, 12/29/2028 ‡ (d) (h)	304	— (j)
(3-MONTH CME TERM SOFR + 7.25% (PIK) + 3.86% (Cash) + 0.10% (CAS)), 15.01%, 12/29/2028 ‡ (h) (k)	949	202
Moran Foods LLC, Term Loan A (3-MONTH CME TERM SOFR + 2.50% (PIK) + 3.75% (Cash)), 10.05%, 1/2/2029 ‡ (d) (h)	142	134
Moran Foods LLC, Term Loan B (3-MONTH CME TERM SOFR + 8.50% (PIK) + 1.00% (Cash)), 13.30%, 1/2/2029 ‡ (d) (h)	135	128
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.67%, 4/16/2029 (d)	334	333
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 11/17/2031 (d)	1,481	1,446
Neptune Bidco US, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.00%), 8.86%, 2/3/2033 (d)	1,840	1,834
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	55

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
PAREXEL International Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 12/12/2031 (d)	1,691	1,698
Petco Health & Wellness Co., Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 7.98%, 1/31/2031 (d)	738	737
PetSmart LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 7.69%, 8/18/2032 (d)	1,672	1,681
Quikrete Holdings, Inc., 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 2.25%), 5.94%, 3/19/2029 (d)	1,212	1,215
(1-MONTH CME TERM SOFR + 2.25%), 5.94%, 2/10/2032 (d)	987	988
Raven Acquisition Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 6.69%, 11/19/2031 (d)	2,269	2,264
Rocket Software, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.44%, 11/28/2028 (d)	1,212	1,200
Sanmina Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.46%, 10/27/2032 (d)	2,386	2,391
Serta Simmons Bedding LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 7.50%), 11.35%, 6/29/2028 (d)	341	319
SS&C Technologies, Inc., 1st Lien Term Loan B-8 (1-MONTH CME TERM SOFR + 2.00%), 5.69%, 5/9/2031 (d)	897	897
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.69%, 3/14/2031 (d)	2,751	2,756
TKO Worldwide Holdings LLC, 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 1.75%), 5.51%, 11/21/2031 (d)	1,492	1,491
UKG, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.07%, 2/10/2031 (d)	2,124	2,064
USI, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 9/27/2030 (d)	2,039	2,039
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Varsity Brands, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 6.48%, 8/26/2031 (d)	3,711	3,712
VSE Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.69%, 5/5/2033 (d)	236	237
WEC US Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.71%, 1/27/2031 (d)	3,589	3,589
White Cap Supply Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 10/19/2029 (d)	908	907
Zekelman Industries, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 5.94%, 1/24/2031 (d)	1,466	1,464
		91,489
Total Loan Assignments (Cost $97,166)		95,160
Commercial Mortgage-Backed Securities — 0.7%
United States — 0.7%
A10 Revolving Asset Financing I LLC Series 2012-RAF1, Class B, 10.68%, 1/15/2020 ‡ (b) (k)	250	250
BANK
Series 2018-BN13, Class C, 4.57%, 8/15/2061 (k)	1,703	1,537
Series 2019-BN20, Class XA, IO, 0.80%, 9/15/2062 (k)	7,332	148
Benchmark Mortgage Trust Series 2019-B11, Class C, 3.75%, 5/15/2052 (k)	5,352	4,237
BX Commercial Mortgage Trust Series 2024-MF, Class B, 5.33%, 2/15/2039 (b) (k)	2,409	2,414
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.38%, 11/15/2050 (k)	484	455
CD Mortgage Trust Series 2016-CD2, Class C, 4.13%, 11/10/2049 (k)	303	176
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K739, Class X1, IO, 1.27%, 9/25/2027 (k)	34,909	191
Series K104, Class X1, IO, 1.22%, 1/25/2030 (k)	24,217	766
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series K108, Class X1, IO, 1.81%, 3/25/2030 (k)	11,737	586
Series K117, Class X1, IO, 1.31%, 8/25/2030 (k)	40,908	1,607
Series K072, Class X3, IO, 2.63%, 12/25/2045 (k)	12,354	319
Series K089, Class X3, IO, 2.38%, 1/25/2046 (k)	11,650	611
Series K078, Class X3, IO, 2.29%, 6/25/2046 (k)	10,990	383
Series K088, Class X3, IO, 2.43%, 2/25/2047 (k)	11,410	598
Series K094, Class X3, IO, 2.19%, 7/25/2047 (k)	4,450	252
FNMA ACES Series 2020-M39, Class X2, IO, 1.50%, 8/25/2031 (k)	9,000	382
FREMF Series 2018-KF46, Class B, 5.68%, 3/25/2028 (b) (k)	50	49
FREMF Mortgage Trust
Series 2017-KF41, Class B, 6.23%, 11/25/2024 (b) (k)	304	321
Series 2018-KF50, Class B, 5.63%, 7/25/2028 (b) (k)	645	634
GS Mortgage Securities Trust Series 2015-GC30, Class C, 4.00%, 5/10/2050 (k)	605	517
HCFT 7.25%, 1/13/2027 ‡	6,283	6,229
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.11%, 7/15/2048 (k)	860	709
Series 2015-C31, Class C, 4.53%, 8/15/2048 (k)	395	307
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class C, 3.49%, 12/15/2049 (k)	484	429
Morgan Stanley Capital I Trust Series 2015-MS1, Class B, 4.03%, 5/15/2048 (k)	252	244
SDR Commercial Mortgage Trust Series 2024-DSNY, Class B, 5.38%, 5/15/2039 (b) (k)	3,090	3,092
UBS Commercial Mortgage Trust Series 2017-C7, Class B, 4.29%, 12/15/2050 (k)	1,795	1,739
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (b) (k)	402	395
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2019-3, Class A, 3.03%, 10/25/2049 (b) (k)	325	312
Series 2020-1, Class AFX, 2.61%, 2/25/2050 (b) (k)	1,210	1,144
Total Commercial Mortgage-Backed Securities (Cost $33,847)		31,033
Collateralized Mortgage Obligations — 0.3%
United States — 0.3%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	1,216	1,033
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	28	24
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	464	346
Angel Oak Mortgage Trust Series 2020-1, Class A1, 2.47%, 12/25/2059 (b) (k)	141	139
Chase Mortgage Finance Trust Series 2007-A1, Class 2A3, 5.51%, 2/25/2037 (k)	11	10
CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	893	349
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 4.28%, 8/19/2045 (k)	297	257
FHLMC STACR REMIC Trust Series 2022-DNA3, Class M1B, 6.54%, 4/25/2042 (b) (k)	1,700	1,719
FHLMC, REMIC
Series 4030, Class IL, IO, 3.50%, 4/15/2027	—	—
Series 4043, Class PI, IO, 2.50%, 5/15/2027	38	—
Series 4120, Class UI, IO, 3.00%, 10/15/2027	43	—
Series 4313, Class UI, IO, 3.00%, 3/15/2029	73	1
Series 3459, Class JS, IF, IO, 2.50%, 6/15/2038 (k)	109	8
Series 4018, Class HI, IO, 4.50%, 3/15/2041	15	—
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	85	11
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	57

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 4173, Class I, IO, 4.00%, 3/15/2043	229	32
Series 4305, Class SK, IF, IO, 2.85%, 2/15/2044 (k)	2,317	273
Series 4585, Class JI, IO, 4.00%, 5/15/2045	728	81
Series 4694, Class SA, IF, IO, 2.35%, 6/15/2047 (k)	2,156	208
Series 4689, Class SD, IF, IO, 2.40%, 6/15/2047 (k)	3,847	355
Series 5022, IO, 3.00%, 9/25/2050	5,033	819
Series 5023, Class MI, IO, 3.00%, 10/25/2050	9,016	1,419
Series 5072, Class DI, IO, 3.50%, 2/25/2051	8,098	1,453
FHLMC, STRIPS Series 319, Class S2, IF, IO, 2.25%, 11/15/2043 (k)	4,471	459
FNMA, REMIC
Series 2013-15, IO, 2.50%, 3/25/2028	108	1
Series 2014-35, Class KI, IO, 3.00%, 6/25/2029	63	1
Series 2014-44, Class QI, IO, 3.00%, 8/25/2029	16	—
Series 2013-66, Class IE, IO, 3.00%, 8/25/2032	366	4
Series 2013-61, Class HI, IO, 3.00%, 6/25/2033	1,152	73
Series 2013-64, Class LI, IO, 3.00%, 6/25/2033	283	18
Series 2012-93, Class SE, IF, IO, 2.34%, 9/25/2042 (k)	1,014	85
Series 2012-93, Class SG, IF, IO, 2.34%, 9/25/2042 (k)	210	18
Series 2014-14, Class SA, IF, IO, 2.19%, 4/25/2044 (k)	3,170	253
Series 2015-40, Class LS, IF, IO, 2.41%, 6/25/2045 (k)	1,587	134
Series 2015-85, Class SA, IF, IO, 1.86%, 11/25/2045 (k)	1,990	126
Series 2016-39, Class LS, IF, IO, 2.24%, 7/25/2046 (k)	5,999	520
Series 2016-61, Class ST, IF, IO, 2.24%, 9/25/2046 (k)	3,980	340
FNMA, STRIPS Series 401, Class C6, IO, 4.50%, 10/25/2029	19	—
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
GNMA
Series 2011-13, Class S, IF, IO, 2.20%, 1/16/2041 (k)	197	15
Series 2015-H13, Class GI, IO, 1.56%, 4/20/2065 (k)	249	7
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (b) (k)	124	12
HarborView Mortgage Loan Trust Series 2007-6, Class 2A1A, 3.95%, 8/19/2037 (k)	71	64
JPMorgan Alternative Loan Trust Series 2006-A2, Class 1A1, 4.14%, 5/25/2036 (k)	1,054	882
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.80%, 8/25/2033 (k)	58	28
Starwood Mortgage Residential Trust Series 2020-1, Class A1, 2.27%, 2/25/2050 (b) (k)	69	66
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 5A1, 4.53%, 2/25/2035 (k)	41	40
Total Collateralized Mortgage Obligations (Cost $14,227)		11,683
Asset-Backed Securities — 0.1%
United States — 0.1%
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 (b)	123	119
ACE Securities Corp. Home Equity Loan Trust Series 2004-OP1, Class M2, 5.36%, 4/25/2034 (k)	7	6
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W3, Class A3, 3.42%, 2/25/2034 (k)	28	30
Countrywide Asset-Backed Certificates Series 2002-4, Class M1, 4.91%, 12/25/2032 (k)	8	9
Exeter Automobile Receivables Trust Series 2024-3A, Class D, 5.98%, 9/16/2030	2,100	2,132
GLS Auto Receivables Issuer Trust Series 2022-3A, Class D, 6.42%, 6/15/2028 (b)	198	198
JetBlue Pass-Through Trust Series 2019-1, Class A, 2.95%, 5/15/2028	417	391
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Merrill Lynch Mortgage Investors Trust Series 2003-OPT1, Class M1, 4.76%, 7/25/2034 (k)	4	4
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040 (b)	29	29
MVW LLC Series 2021-1WA, Class D, 3.17%, 1/22/2041 (b)	1,089	1,071
Renaissance Home Equity Loan Trust
Series 2005-1, Class AF6, 5.47%, 5/25/2035 (g)	13	13
Series 2005-2, Class M1, 5.55%, 8/25/2035 (g)	498	463
Saxon Asset Securities Trust Series 2004-3, Class M1, 4.68%, 12/26/2034 (k)	47	46
US Auto Funding Series 2021-1A, Class C, 2.20%, 5/15/2026 (b)	888	626
Total Asset-Backed Securities (Cost $5,414)		5,137
	SHARES (000)
Common Stocks — 0.1%
France — 0.0% ^
Altice France SA ‡ *	3	49
Luxembourg — 0.0% ^
Ardagh Holdings SA ‡ *	59	384
Ardagh Holdings SA ‡ * (b)	14	95
		479
United States — 0.1%
Altice France SA ‡	72	1,458
Clear Channel Outdoor Holdings, Inc. *	71	167
Endo GUC Trust ‡ *	23	13
iHeartMedia, Inc., Class A *	25	67
Keenova Therapeutics plc	13	1,277
Labels Buyer LLC *	—	7
Moran Foods Backstop Equity ‡ *	3,408,992	3
MYT Holding LLC ‡ *	247	62
New Evhc Physical Equity *	3	52
NMG Parent LLC, Escrow ‡ *	2	— (j)
Par Health, Inc.	13	80
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
Serta Simmons Bedding LLC *	84	621
SSB Equipment Co., Inc. ‡ *	84	—
		3,807
Total Common Stocks (Cost $4,990)		4,335
Preferred Stocks — 0.0% ^
United States — 0.0% ^
Labels Buyer LLC Series A, 12.00%, 9/29/2026 ($1,000 par value) (n)	—	125
MYT Holding LLC Series A, 10.00%, 6/6/2029 ($1 par value) ‡	420	549
Total Preferred Stocks (Cost $611)		674
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Luxembourg — 0.0% ^
SES SA ‡ * (Cost $—) (o)	35	527
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
United States — 0.0% ^
Audacy, Inc.
expiring 12/31/2049, price 1.00 USD *	1	4
expiring 12/31/2049, price 1.00 USD ‡ *	1	—
expiring 9/30/2028, price 1.00 USD ‡ *	—	—
Labels Buyer LLC expiring 4/29/2033, price 1.00 USD *	—	—
Total Warrants (Cost $614)		4
	SHARES (000)
Short-Term Investments — 5.1%
Investment Companies — 5.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.68% (p) (q) (Cost $214,703)	214,692	214,713
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	59

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	VALUE ($000)
Total Investments — 100.9% (Cost $4,262,967)	4,262,481
Liabilities in Excess of Other Assets — (0.9)%	(36,490)
NET ASSETS — 100.0%	4,225,991

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
BRL	Brazilian Real
CAS	Credit Adjustment Spread
CME	Chicago Mercantile Exchange
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
MXN	Mexican Peso
OYJ	Public Limited Company
PIK	Payment In Kind
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
TRY	Turkish Lira
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2026 is $123,702 or 2.93% of the
Fund’s net assets as of August 31, 2026.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2026.

(g)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2026.

(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)	Defaulted security.
(j)	Value is zero.
(k)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2026.

(l)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Income Funds	August 31, 2026

(n)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of August 31, 2026.
(o)	Value is zero.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of August 31, 2026.
Futures contracts outstanding as of August 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	3,742	09/08/2026	EUR	492,374	(6,991)
Euro-Buxl 30 Year Bond	3	09/08/2026	EUR	361	(19)
Euro-Schatz	4,388	09/08/2026	EUR	536,651	(2,254)
Australia 10 Year Bond	5,553	09/15/2026	AUD	425,873	(6,930)
U.S. Treasury 10 Year Note	126	12/21/2026	USD	13,576	(98)
U.S. Treasury 10 Year Ultra Note	2,694	12/21/2026	USD	295,035	(2,130)
Long Gilt	318	12/29/2026	GBP	37,117	(19)
U.S. Treasury 2 Year Note	35	12/31/2026	USD	7,184	(19)
					(18,460)
Short Contracts
Euro-Bobl	(928)	09/08/2026	EUR	(122,106)	1,778
Euro-Bund	(1,280)	09/08/2026	EUR	(183,187)	4,926
U.S. Treasury 10 Year Note	(156)	12/21/2026	USD	(16,809)	119
U.S. Treasury 10 Year Ultra Note	(1,780)	12/21/2026	USD	(194,938)	1,402
U.S. Treasury Long Bond	(157)	12/21/2026	USD	(17,074)	29
U.S. Treasury Ultra Bond	(839)	12/21/2026	USD	(92,447)	1
U.S. Treasury 2 Year Note	(2,568)	12/31/2026	USD	(527,142)	1,441
U.S. Treasury 5 Year Note	(5,816)	12/31/2026	USD	(615,042)	3,354
					13,050
					(5,410)

Abbreviations
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	61

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of August 31, 2026 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	2,962	USD	3,420	Barclays Bank plc	9/2/2026	21
AUD	14,877	USD	10,582	Goldman Sachs International	9/28/2026	75
BRL	53,980	USD	10,356	Goldman Sachs International**	9/28/2026	1
CHF	17,109	USD	21,176	Barclays Bank plc	9/28/2026	50
EUR	18,365	USD	21,288	BNP Paribas	9/28/2026	66
EUR	38,921	USD	45,004	Citibank, NA	9/28/2026	250
GBP	15,733	USD	21,230	Barclays Bank plc	9/28/2026	88
GBP	71,229	USD	96,232	BNP Paribas	9/28/2026	286
INR	224,418	USD	2,344	Goldman Sachs International**	9/28/2026	10
KRW	15,097,332	USD	10,653	Goldman Sachs International**	9/28/2026	391
SGD	27,132	USD	21,267	Goldman Sachs International	9/28/2026	115
THB	667,996	USD	20,160	Goldman Sachs International	9/28/2026	26
TRY	1,252,986	USD	25,284	Barclays Bank plc	9/28/2026	156
TRY	1,355,964	USD	27,414	Goldman Sachs International	9/28/2026	117
USD	81,009	COP	254,425,770	Goldman Sachs International**	9/28/2026	2,514
USD	964	GBP	707	Morgan Stanley	9/28/2026	6
USD	10,562	JPY	1,666,098	Goldman Sachs International	9/28/2026	111
USD	8,898	PHP	547,529	Standard Chartered Bank**	9/28/2026	136
TWD	1,635,342	USD	51,271	Merrill Lynch International**	9/29/2026	336
USD	570,043	EUR	488,827	BNP Paribas	10/5/2026	1,515
USD	36,781	EUR	31,483	Standard Chartered Bank	10/5/2026	165
USD	11,402	GBP	8,394	HSBC Bank, NA	10/5/2026	28
USD	5,430	GBP	3,985	Morgan Stanley	10/5/2026	30
Total unrealized appreciation						6,493
EUR	488,827	USD	569,329	BNP Paribas	9/2/2026	(1,533)
USD	38,559	EUR	33,421	BNP Paribas	9/2/2026	(261)
USD	528,444	EUR	458,367	HSBC Bank, NA	9/2/2026	(3,972)
USD	11,288	GBP	8,394	HSBC Bank, NA	9/2/2026	(86)
CHF	16,891	EUR	18,111	Barclays Bank plc	9/28/2026	(101)
CLP	36,720,615	USD	40,304	Goldman Sachs International**	9/28/2026	(955)
CNY	414,762	USD	61,685	Goldman Sachs International**	9/28/2026	(316)
GBP	23,379	USD	31,754	Barclays Bank plc	9/28/2026	(75)
JPY	3,357,597	GBP	15,679	Goldman Sachs International	9/28/2026	(185)
JPY	1,003,916	USD	6,324	Goldman Sachs International	9/28/2026	(27)
JPY	5,474,696	USD	34,494	HSBC Bank, NA	9/28/2026	(153)
PHP	644,232	USD	10,617	Goldman Sachs International**	9/28/2026	(307)
USD	42,278	AUD	59,854	State Street Corp.	9/28/2026	(597)
USD	10,455	BRL	55,061	Goldman Sachs International**	9/28/2026	(109)
USD	34,142	BRL	178,495	HSBC Bank (Hong Kong)**	9/28/2026	(103)
USD	52,030	CHF	42,135	Goldman Sachs International	9/28/2026	(245)
USD	9,858	EUR	8,492	BNP Paribas	9/28/2026	(15)
USD	72,717	EUR	62,888	Citibank, NA	9/28/2026	(405)
USD	21,149	GBP	15,732	HSBC Bank, NA	9/28/2026	(169)
USD	31,801	IDR	568,539,056	Citibank, NA**	9/28/2026	(216)
USD	10,543	INR	1,010,590	HSBC Bank (Hong Kong)**	9/28/2026	(60)
USD	148,198	MXN	2,528,529	HSBC Bank, NA	9/28/2026	(271)
USD	21,075	TRY	1,042,283	Goldman Sachs International	9/28/2026	(87)
USD	4,903	TRY	242,438	HSBC Bank, NA	9/28/2026	(19)
USD	50,275	ZAR	816,886	HSBC Bank, NA	9/28/2026	(352)
USD	4,772	ZAR	77,433	Morgan Stanley	9/28/2026	(27)
ZAR	342,222	USD	21,222	Morgan Stanley	9/28/2026	(13)
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Income Funds	August 31, 2026

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	21,388	CZK	448,106	Goldman Sachs International	9/29/2026	(159)
Total unrealized depreciation						(10,818)
Net unrealized depreciation						(4,325)

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
PHP	Philippines Peso
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2026 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.46-V3	5.00	Quarterly	6/20/2031	3.01	USD 156,018	(5,396)	(8,141)	(13,537)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	63

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Centrally Cleared interest rate swap contracts outstanding as of August 31, 2026 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
1 day TONAR annually	2.15 annually	Receive	9/16/2031	JPY7,146,011	—	267	267
1 day TONAR annually	2.17 annually	Receive	9/16/2031	JPY7,182,912	—	221	221
1 day TONAR annually	2.17 annually	Receive	9/16/2031	JPY7,075,706	—	208	208
1 day TONAR annually	2.21 annually	Receive	9/16/2031	JPY7,182,912	—	142	142
6 month EURIBOR semi-annually	3.18 annually	Receive	6/21/2058	EUR52,150	—	2,770	2,770
					—	3,608	3,608
6 month EURIBOR semi-annually	2.28 annually	Pay	12/18/2029	EUR65,120	—	(1,321)	(1,321)
6 month EURIBOR semi-annually	2.39 annually	Pay	12/15/2028	EUR109,810	2	(1,083)	(1,081)
1 day CDI at termination	12.73 at termination	Pay	1/2/2029	BRL108,035	—	(958)	(958)
1 day SONIA annually	3.76 annually	Pay	9/15/2028	GBP968,735	—	(8,454)	(8,454)
1 day CDI at termination	13.26 at termination	Pay	1/2/2029	BRL83,253	—	(513)	(513)
1 day CDI at termination	12.94 at termination	Pay	1/2/2029	BRL146,705	—	(1,021)	(1,021)
1 day SONIA annually	3.70 annually	Pay	9/15/2028	GBP306,730	18	(2,939)	(2,921)
1 day SONIA annually	4.23 annually	Pay	9/15/2028	GBP166,645	—	(473)	(473)
6 month EURIBOR semi-annually	2.89 annually	Pay	6/14/2029	EUR461,000	—	(1,690)	(1,690)
1 day SONIA annually	4.06 annually	Pay	9/15/2028	GBP426,670	—	(2,136)	(2,136)
6 month EURIBOR semi-annually	3.12 annually	Pay	6/21/2038	EUR112,950	—	(3,661)	(3,661)
1 day MIBOR semi-annually	6.34 semi-annually	Pay	7/8/2036	INR2,742,100	—	(671)	(671)
1 day TONAR annually	3.32 annually	Pay	9/16/2046	JPY2,523,713	—	(288)	(288)
1 day TONAR annually	3.34 annually	Pay	9/16/2046	JPY2,356,089	—	(216)	(216)
1 day TONAR annually	3.34 annually	Pay	9/16/2046	JPY2,391,786	—	(230)	(230)
1 day TONAR annually	3.38 annually	Pay	9/16/2046	JPY2,391,785	—	(142)	(142)
					20	(25,796)	(25,776)
					20	(22,188)	(22,168)

Abbreviations
BRL	Brazilian Real
CDI	Certificate of interbank deposits
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MIBOR	Mumbai Interbank Offered Rate
SONIA	Sterling Overnight Index Average
TONAR	Tokyo Overnight Average Rate

(a)	Value of floating rate index at August 31, 2026 was as follows:

FLOATING RATE INDEX	VALUE
1 day CDI	2.39%
1 day MIBOR	5.24
1 day SONIA	3.73
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Income Funds	August 31, 2026

FLOATING RATE INDEX	VALUE
1 day TONAR	0.98%
6 month EURIBOR	2.77
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	65

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 41.0%
Aerospace & Defense — 0.0% ^
ICITII
0.00%, 1/31/2033 ‡ (a)	19	252
6.00%, 1/31/2033 ‡ (a)	428	228
		480
Automobile Components — 0.0% ^
Allison Transmission, Inc. 4.75%, 10/1/2027 (a)	1,870	1,865
Automobiles — 2.7%
BMW US Capital LLC (Germany)
(SOFRINDX + 0.78%), 4.45%, 3/19/2027 (a) (b)	24,360	24,424
(SOFR + 0.71%), 4.36%, 8/11/2027 (a) (b)	22,290	22,339
(SOFRINDX + 0.92%), 4.58%, 8/13/2027 (a) (b)	23,581	23,708
(SOFR + 0.79%), 4.47%, 3/17/2028 (a) (b)	23,100	23,191
(SOFRINDX + 0.92%), 4.59%, 3/21/2028 (a) (b)	6,205	6,243
(SOFRINDX + 0.64%), 4.30%, 8/4/2028 (a) (b)	27,600	27,622
Hyundai Capital America (SOFR + 1.12%), 4.79%, 6/23/2027 (a) (b)	18,130	18,210
Mercedes-Benz Finance North America LLC (Germany)
(SOFR + 0.78%), 4.45%, 4/1/2027 (a) (b)	25,170	25,240
(SOFR + 0.85%), 4.50%, 11/15/2027 (a) (b)	28,405	28,528
(SOFR + 0.71%), 4.39%, 3/10/2028 (a) (b)	13,800	13,818
(SOFR + 0.93%), 4.59%, 3/31/2028 (a) (b)	17,540	17,621
(SOFR + 0.66%), 4.32%, 8/4/2028 (a) (b)	23,000	23,019
		253,963
Banks — 13.3%
ANZ New Zealand Int'l Ltd. (New Zealand) (SOFR + 0.61%), 4.27%, 1/22/2029 (a) (b)	1,800	1,801
Australia & New Zealand Banking Group Ltd. (Australia)
(SOFR + 0.47%), 4.14%, 12/16/2026 (a) (b)	18,400	18,411
(SOFR + 0.81%), 4.47%, 1/18/2027 (a) (b)	22,500	22,547
(SOFR + 0.68%), 4.35%, 7/16/2027 (a) (b)	5,128	5,145
(SOFR + 0.59%), 4.26%, 12/8/2028 (a) (b)	7,560	7,578
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.02%), 4.69%, 9/15/2026 (b)	19,183	19,187
(3-MONTH CME TERM SOFR + 0.91%), 4.57%, 12/1/2026 (b)	200	200
(SOFR + 1.35%), 5.03%, 9/15/2027 (b)	14,249	14,254
(SOFR + 1.05%), 4.70%, 2/4/2028 (b)	36,212	36,292
Bank of Montreal (Canada)
(SOFRINDX + 0.76%), 4.44%, 6/4/2027 (b)	8,850	8,876
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFRINDX + 0.88%), 4.56%, 9/10/2027 (b)	26,245	26,248
(SOFR + 0.62%), 4.28%, 1/13/2028 (b)	30,066	30,103
(SOFRINDX + 0.75%), 4.42%, 9/22/2028 (b)	1,830	1,832
(SOFR + 0.86%), 4.51%, 1/27/2029 (b)	4,359	4,371
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.61%), 4.28%, 9/15/2026 (b)	4,667	4,668
(SOFRINDX + 0.78%), 4.46%, 6/4/2027 (b)	9,100	9,131
(SOFR + 1.00%), 4.67%, 9/8/2028 (b)	4,996	5,017
Series I, (SOFR + 0.76%), 4.43%, 9/15/2028 (b)	2,095	2,099
Barclays plc (United Kingdom) (SOFR + 1.88%), 6.50%, 9/13/2027 (b)	1,493	1,494
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 1.22%), 4.89%, 10/2/2026 (b)	14,200	14,212
(SOFRINDX + 0.93%), 4.61%, 9/11/2027 (b)	23,060	23,064
(SOFR + 0.72%), 4.38%, 1/13/2028 (b)	9,170	9,180
(SOFR + 0.66%), 4.33%, 6/26/2028 (b)	13,800	13,829
Citibank NA
(SOFR + 0.78%), 4.47%, 5/29/2027 (b)	8,270	8,292
(SOFR + 0.71%), 4.37%, 11/19/2027 (b)	37,762	37,794
(SOFR + 0.50%), 4.18%, 6/18/2028 (b)	27,450	27,450
(SOFR + 0.60%), 4.27%, 6/18/2029 (b)	13,730	13,730
Citigroup, Inc. (SOFR + 1.14%), 4.80%, 5/7/2028 (b)	30,620	30,738
Commonwealth Bank of Australia (Australia)
(SOFR + 0.46%), 4.11%, 11/27/2026 (a) (b)	8,012	8,017
(SOFR + 0.63%), 4.29%, 3/27/2029 (a) (b)	13,850	13,891
Cooperatieve Rabobank UA (Netherlands)
(SOFRINDX + 0.71%), 4.39%, 3/5/2027 (b)	30,000	30,067
(SOFR + 0.59%), 4.24%, 5/27/2027 (b)	20,250	20,292
(SOFR + 0.60%), 4.26%, 1/21/2028 (b)	27,940	28,025
(SOFRINDX + 0.41%), 4.08%, 6/9/2028 (b)	21,750	21,757
Credit Agricole SA (France) (SOFR + 0.87%), 4.55%, 3/11/2027 (a) (b)	22,360	22,425
HSBC Holdings plc (United Kingdom)
(SOFR + 1.04%), 4.68%, 11/19/2028 (b)	13,620	13,684
(SOFR + 1.03%), 4.71%, 3/3/2029 (b)	2,000	2,010
HSBC USA, Inc.
(SOFR + 0.96%), 4.64%, 3/4/2027 (b)	36,612	36,719
(SOFR + 0.97%), 4.65%, 6/3/2028 (b)	13,740	13,838
ING Groep NV (Netherlands)
(SOFRINDX + 1.56%), 5.24%, 9/11/2027 (b)	13,561	13,565
(SOFR + 1.56%), 6.08%, 9/11/2027 (b)	1,108	1,108
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
KeyCorp Series D, (3-MONTH CME TERM SOFR + 3.87%), 5.00%, 9/15/2026 (b) (c) (d)	8,268	8,266
Mizuho Bank Ltd. (Japan) (SOFR + 0.80%), 4.47%, 4/16/2029 (a) (b)	13,860	13,937
Morgan Stanley Bank NA
(SOFR + 1.17%), 4.82%, 10/30/2026 (b)	10,150	10,158
(SOFR + 0.69%), 4.35%, 10/15/2027 (b)	47,205	47,226
(SOFR + 1.08%), 4.75%, 1/14/2028 (b)	21,535	21,588
Morgan Stanley Private Bank NA
(SOFR + 0.77%), 4.44%, 7/6/2028 (b)	18,400	18,431
(SOFR + 0.78%), 4.43%, 11/17/2028 (b)	13,800	13,825
National Australia Bank Ltd. (Australia)
(SOFR + 0.65%), 4.31%, 1/12/2027 (a) (b)	3,275	3,280
(SOFR + 0.62%), 4.30%, 6/11/2027 (a) (b)	13,630	13,664
(SOFR + 0.60%), 4.25%, 10/26/2027 (a) (b)	25,400	25,470
(SOFR + 0.53%), 4.20%, 12/13/2028 (a) (b)	1,149	1,150
(SOFR + 0.54%), 4.22%, 6/4/2029 (a) (b)	13,740	13,754
National Securities Clearing Corp.
(SOFR + 0.57%), 4.22%, 5/20/2027 (a) (b)	39,731	39,810
(SOFR + 0.43%), 4.10%, 6/9/2028 (a) (b)	27,450	27,465
NatWest Markets plc (United Kingdom)
(SOFR + 0.76%), 4.42%, 9/29/2026 (a) (b)	9,170	9,174
(SOFR + 0.90%), 4.55%, 5/17/2027 (a) (b)	9,100	9,133
Nordea Bank Abp (Finland) (SOFR + 0.74%), 4.41%, 3/19/2027 (a) (b)	18,360	18,413
Royal Bank of Canada (Canada)
(SOFRINDX + 0.59%), 4.24%, 11/2/2026 (b)	13,720	13,731
(SOFRINDX + 0.72%), 4.38%, 10/18/2027 (b)	13,192	13,200
(SOFRINDX + 0.82%), 4.48%, 3/27/2028 (b)	9,220	9,243
Series 1, (SOFRINDX + 0.61%), 4.28%, 7/10/2029 (b)	18,390	18,390
Societe Generale SA (France) (SOFR + 1.10%), 4.75%, 2/19/2027 (a) (b)	13,750	13,796
Sumitomo Mitsui Trust Bank Ltd. (Japan) (SOFR + 1.15%), 4.83%, 9/14/2026 (a) (b)	7,800	7,803
Svenska Handelsbanken AB (Sweden) (SOFR + 0.66%), 4.31%, 5/28/2027 (a) (b)	4,450	4,461
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.62%), 4.30%, 12/17/2026 (b)	19,300	19,321
(SOFR + 0.73%), 4.39%, 4/5/2027 (b)	19,772	19,832
(SOFR + 0.82%), 4.48%, 1/31/2028 (b)	18,400	18,492
Series F, (SOFR + 0.73%), 4.38%, 7/27/2029 (b)	9,200	9,201
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(USD Swap Semi 5 Year + 2.21%), 3.63%, 9/15/2031 (b) (e)	9,487	9,483
US Bank NA (SOFR + 0.69%), 4.35%, 10/22/2027 (b)	17,277	17,287
Wells Fargo & Co.
(SOFR + 0.78%), 4.44%, 1/24/2028 (b)	46,635	46,712
(SOFR + 1.07%), 4.73%, 4/22/2028 (b)	46,347	46,522
(SOFR + 0.72%), 4.37%, 5/20/2029 (b)	18,310	18,323
Westpac Banking Corp. (Australia)
(SOFR + 0.46%), 4.12%, 10/20/2026 (b)	23,000	23,008
(SOFR + 0.44%), 4.09%, 5/11/2028 (a) (b)	9,140	9,146
		1,235,636
Beverages — 1.3%
Keurig Dr Pepper, Inc.
(SOFR + 0.58%), 4.23%, 11/15/2026 (b)	55,401	55,428
(SOFRINDX + 0.88%), 4.55%, 3/15/2027 (b)	38,100	38,194
Pepsico Singapore Financing I Pte. Ltd. (SOFRINDX + 0.56%), 4.21%, 2/16/2027 (b)	28,475	28,484
		122,106
Biotechnology — 0.6%
AbbVie, Inc.
(SOFRINDX + 0.48%), 4.16%, 3/3/2028 (b)	36,336	36,369
(SOFRINDX + 0.42%), 4.06%, 8/18/2028 (b)	21,150	21,159
		57,528
Broadline Retail — 0.8%
Amazon.com, Inc.
(SOFR + 0.44%), 4.11%, 3/13/2028 (b)	36,950	36,970
(SOFR + 0.59%), 4.26%, 3/13/2029 (b)	18,470	18,515
(SOFRINDX + 0.58%), 4.25%, 7/9/2029 (b)	18,390	18,415
		73,900
Building Products — 0.0% ^
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	900	799
Capital Markets — 3.6%
Bank of New York Mellon (The) (SOFR + 0.43%), 4.07%, 8/24/2028 (b)	23,000	23,018
Bank of New York Mellon Corp. (The) (SOFRINDX + 0.83%), 4.49%, 7/21/2028 (b)	9,380	9,409
Goldman Sachs Bank USA (SOFRINDX + 0.72%), 4.40%, 6/3/2029 (b)	9,160	9,177
Goldman Sachs Group, Inc. (The)
(SOFR + 0.82%), 4.50%, 9/10/2027 (b)	11,236	11,237
(SOFR + 0.92%), 4.58%, 10/21/2027 (b)	13,880	13,891
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	67

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(3-MONTH CME TERM SOFR + 2.01%), 5.85%, 10/28/2027 (b)	51,489	51,602
(SOFR + 1.29%), 4.95%, 4/23/2028 (b)	13,750	13,817
(SOFR + 0.71%), 4.37%, 1/21/2029 (b)	38,559	38,580
(SOFR + 0.86%), 4.52%, 2/16/2029 (b)	18,460	18,428
Macquarie Bank Ltd. (Australia)
(SOFR + 1.20%), 4.87%, 12/7/2026 (a) (b)	8,900	8,923
(SOFR + 0.92%), 4.59%, 7/2/2027 (a) (b)	9,100	9,144
(SOFR + 0.48%), 4.13%, 2/3/2028 (a) (b)	13,830	13,840
Mizuho Markets Cayman LP (Japan) (SOFR + 0.52%), 4.15%, 10/9/2026 (a) (b)	25,380	25,387
Morgan Stanley
(SOFR + 1.02%), 4.69%, 4/13/2028 (b)	25,244	25,317
Series I, (SOFRINDX + 0.85%), 4.52%, 7/12/2029 (b)	9,200	9,206
Northern Trust Corp. Series D, (3-MONTH CME TERM SOFR + 3.46%), 4.60%, 10/1/2026 (b) (c) (d)	14,713	14,705
State Street Bank & Trust Co. (SOFR + 0.46%), 4.10%, 11/25/2026 (b)	250	250
State Street Corp. (SOFR + 0.64%), 4.30%, 10/22/2027 (b)	4,130	4,140
UBS AG (Switzerland) (SOFR + 0.50%), 4.14%, 5/17/2027 (b)	36,670	36,680
		336,751
Chemicals — 0.0% ^
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	730	729
Scotts Miracle-Gro Co. (The) 5.25%, 12/15/2026	500	499
		1,228
Commercial Services & Supplies — 0.0% ^
CoreCivic, Inc. 8.25%, 4/15/2029	1,015	1,054
Consumer Finance — 6.6%
American Express Co.
(SOFRINDX + 0.65%), 4.30%, 11/4/2026 (b)	140	140
(SOFRINDX + 1.00%), 4.65%, 2/16/2028 (b)	53,557	53,675
(SOFR + 0.93%), 4.58%, 7/26/2028 (b)	20,625	20,701
(SOFR + 0.59%), 4.24%, 2/9/2029 (b)	9,230	9,233
(SOFR + 0.81%), 4.47%, 7/20/2029 (b)	7,000	7,027
American Honda Finance Corp.
(SOFRINDX + 0.72%), 4.38%, 10/5/2026 (b)	13,408	13,413
(SOFR + 0.60%), 4.26%, 10/6/2026 (b)	16,540	16,544
(SOFR + 0.75%), 4.42%, 1/15/2027 (b)	15,862	15,880
(SOFR + 0.73%), 4.40%, 3/8/2027 (b)	33,350	33,390
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
(SOFR + 0.77%), 4.45%, 3/12/2027 (b)	13,450	13,469
(SOFR + 0.71%), 4.38%, 7/9/2027 (b)	11,950	11,966
Series A, (SOFR + 0.65%), 4.30%, 11/19/2027 (b)	15,450	15,466
(SOFR + 0.82%), 4.50%, 3/3/2028 (b)	5,469	5,476
Series A, (SOFRINDX + 0.93%), 4.60%, 4/10/2028 (b)	18,285	18,311
(SOFR + 0.90%), 4.57%, 9/1/2028 (b)	18,830	18,876
Caterpillar Financial Services Corp.
(SOFR + 0.69%), 4.36%, 10/16/2026 (b)	28,200	28,217
(SOFR + 0.38%), 4.04%, 1/7/2027 (b)	12,574	12,578
(SOFR + 0.52%), 4.18%, 5/14/2027 (b)	12,964	12,983
(SOFR + 0.53%), 4.19%, 7/7/2027 (b)	8,260	8,273
(SOFR + 0.56%), 4.21%, 11/15/2027 (b)	23,000	23,062
(SOFR + 0.40%), 4.07%, 1/10/2028 (b)	13,770	13,779
(SOFR + 0.52%), 4.20%, 3/3/2028 (b)	9,764	9,779
Series L, (SOFR + 0.43%), 4.08%, 5/15/2028 (b)	13,730	13,735
(SOFR + 0.49%), 4.13%, 2/23/2029 (b)	13,850	13,850
Ford Motor Credit Co. LLC 3.82%, 11/2/2027	2,695	2,658
John Deere Capital Corp.
(SOFR + 0.40%), 4.07%, 1/5/2027 (b)	20,710	20,720
(SOFR + 0.60%), 4.27%, 4/19/2027 (b)	8,474	8,489
(SOFR + 0.60%), 4.28%, 6/11/2027 (b)	10,581	10,613
(SOFR + 0.68%), 4.35%, 7/15/2027 (b)	23,650	23,717
(SOFR + 0.50%), 4.18%, 3/6/2028 (b)	4,430	4,437
Series I, (SOFR + 0.55%), 4.23%, 3/9/2029 (b)	9,230	9,238
Toyota Motor Credit Corp.
(SOFR + 0.47%), 4.14%, 1/8/2027 (b)	9,123	9,131
(SOFR + 0.65%), 4.32%, 3/19/2027 (b)	23,000	23,052
(SOFR + 0.71%), 4.37%, 5/14/2027 (b)	21,331	21,395
(SOFR + 0.50%), 4.15%, 8/25/2027 (b)	25,596	25,603
Series B, (SOFRINDX + 0.45%), 4.11%, 1/12/2028 (b)	25,390	25,395
Series B, (SOFRINDX + 0.48%), 4.14%, 5/12/2028 (b)	18,310	18,322
Series B, (SOFRINDX + 0.58%), 4.25%, 7/9/2029 (b)	14,260	14,267
		606,860
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — 0.7%
Walmart, Inc.
(SOFRINDX + 0.43%), 4.08%, 4/28/2027 (b)	35,753	35,809
(SOFRINDX + 0.40%), 4.06%, 4/30/2029 (b)	30,950	30,920
		66,729
Containers & Packaging — 0.0% ^
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2030 (a)	845	862
Diversified Telecommunication Services — 0.8%
AT&T, Inc. (SOFR + 0.65%), 4.30%, 8/10/2028 (b)	69,000	69,241
CCO Holdings LLC
5.13%, 5/1/2027 (a)	87	87
5.00%, 2/1/2028 (a)	4,140	4,101
		73,429
Electric Utilities — 1.1%
Georgia Power Co.
(SOFRINDX + 0.28%), 3.95%, 9/15/2026 (b)	33,293	33,294
(SOFRINDX + 0.42%), 4.06%, 11/22/2027 (b)	18,320	18,358
NextEra Energy Capital Holdings, Inc.
4.69%, 9/1/2027	9,190	9,212
(SOFRINDX + 0.80%), 4.45%, 2/4/2028 (b)	37,799	37,944
		98,808
Entertainment — 0.5%
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	3,255	3,259
4.75%, 10/15/2027 (a)	3,690	3,671
Walt Disney Co. (The) (SOFRINDX + 0.47%), 4.14%, 3/14/2029 (b)	36,910	36,886
		43,816
Financial Services — 2.2%
Mastercard, Inc.
(SOFRINDX + 0.44%), 4.11%, 3/15/2028 (b)	23,230	23,208
(SOFRINDX + 0.39%), 4.06%, 6/8/2028 (b)	43,702	43,740
National Rural Utilities Cooperative Finance Corp.
(SOFR + 0.33%), 3.99%, 10/30/2026 (b)	16,450	16,452
(SOFR + 0.58%), 4.23%, 11/22/2026 (b)	36,495	36,518
(SOFR + 0.80%), 4.46%, 2/5/2027 (b)	26,735	26,782
Series D, (SOFRINDX + 0.43%), 4.08%, 8/9/2027 (b)	16,480	16,489
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Financial Services — continued
(SOFR + 0.82%), 4.49%, 9/16/2027 (b)	13,800	13,855
PayPal Holdings, Inc. (SOFR + 0.67%), 4.34%, 3/6/2028 (b)	25,917	25,948
		202,992
Ground Transportation — 0.0% ^
Avis Budget Car Rental LLC 5.75%, 7/15/2027 (a)	409	409
Hertz Corp. (The), Escrow 5.50%, 10/15/2024 ‡ (a) (f)	1,753	—
		409
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories (SOFRINDX + 0.50%), 4.17%, 3/9/2029 (b)	27,700	27,713
Health Care Providers & Services — 0.2%
HCA, Inc. (SOFR + 0.87%), 4.54%, 3/1/2028 (b)	15,822	15,881
Tenet Healthcare Corp. 5.13%, 11/1/2027	6,530	6,529
		22,410
Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	275	275
5.00%, 5/15/2027 (a)	3,935	3,934
		4,209
Independent Power and Renewable Electricity Producers — 0.1%
Constellation Energy Generation LLC (SOFR + 0.60%), 4.27%, 1/8/2028 (b)	6,419	6,423
Industrial Conglomerates — 0.2%
Siemens Funding BV (Germany) (SOFR + 0.64%), 4.29%, 5/26/2028 (a) (b)	16,380	16,440
Insurance — 0.0% ^
Liberty Mutual Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.32%), 4.13%, 12/15/2051 (a) (b)	437	437
Interactive Media & Services — 0.6%
Alphabet, Inc.
(SOFRINDX + 0.44%), 4.09%, 8/10/2028 (b)	36,800	36,856
(SOFR + 0.52%), 4.17%, 11/15/2028 (b)	19,105	19,158
		56,014
IT Services — 0.0% ^
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	674	673
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	69

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Machinery — 0.3%
Daimler Truck Finance North America LLC (Germany)
(SOFR + 0.96%), 4.63%, 9/25/2027 (a) (b)	9,560	9,601
(SOFR + 0.84%), 4.50%, 1/13/2028 (a) (b)	13,750	13,793
		23,394
Media — 0.1%
CSC Holdings LLC
6.50%, 2/1/2029 (a)	1,075	570
5.75%, 1/15/2030 (a)	1,595	337
DISH DBS Corp. 5.25%, 12/1/2026 (a)	619	617
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	2,601	2,334
10.88%, 5/1/2030 (a)	900	632
Nexstar Media, Inc. 4.75%, 11/1/2028 (a)	2,100	2,069
		6,559
Metals & Mining — 0.3%
Glencore Funding LLC (Australia)
(SOFRINDX + 0.75%), 4.42%, 10/1/2026 (a) (b)	13,850	13,855
(SOFRINDX + 1.06%), 4.72%, 4/4/2027 (a) (b)	13,390	13,438
		27,293
Multi-Utilities — 0.4%
Consolidated Edison Co. of New York, Inc. (SOFRINDX + 0.52%), 4.16%, 11/18/2027 (b)	36,955	36,965
Oil, Gas & Consumable Fuels — 0.7%
Chevron USA, Inc.
(SOFRINDX + 0.36%), 4.01%, 2/26/2027 (b)	30,437	30,459
(SOFRINDX + 0.47%), 4.12%, 2/26/2028 (b)	11,033	11,059
(SOFR + 0.57%), 4.23%, 8/13/2028 (b)	25,527	25,629
Expand Energy Corp., Escrow 5.50%, 9/15/2026 ‡ (f)	5,690	—
		67,147
Personal Care Products — 0.0% ^
ESC SANCHEZ 8.88%, 3/15/2070 ‡ (a) (f)	3,888	—
Pharmaceuticals — 2.2%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	2,860	2,977
Eli Lilly & Co.
(SOFRINDX + 0.35%), 4.00%, 5/20/2028 (b)	36,600	36,625
(SOFR + 0.53%), 4.20%, 10/15/2028 (b)	19,608	19,672
(SOFRINDX + 0.46%), 4.11%, 5/20/2029 (b)	13,730	13,727
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — continued
GlaxoSmithKline Capital plc (United Kingdom) (SOFR + 0.50%), 4.18%, 3/12/2027 (b)	32,091	32,133
Merck & Co., Inc.
(SOFR + 0.46%), 4.13%, 9/15/2027 (b)	16,059	16,102
(SOFR + 0.57%), 4.24%, 3/15/2029 (b)	9,160	9,187
Novartis Capital Corp.
(SOFR + 0.52%), 4.18%, 11/5/2028 (b)	12,370	12,378
(SOFRINDX + 0.65%), 4.32%, 3/16/2029 (b)	13,890	13,951
Pfizer, Inc. (SOFR + 0.50%), 4.15%, 11/15/2027 (b)	17,701	17,746
Roche Holdings, Inc. (SOFR + 0.74%), 4.40%, 11/13/2026 (a) (b)	23,357	23,377
Sanofi SA (SOFR + 0.46%), 4.11%, 11/3/2027 (b)	4,600	4,604
		202,479
Software — 0.5%
Oracle Corp. (SOFR + 0.76%), 4.41%, 8/3/2028 (b)	44,560	44,036
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	290	290
		44,326
Specialized REITs — 0.5%
Public Storage Operating Co. (SOFRINDX + 0.70%), 4.37%, 4/16/2027 (b)	48,082	48,181
Specialty Retail — 0.0% ^
Escrow Rite Aid 0.00%, 12/31/2049 ‡	129	— (g)
Technology Hardware, Storage & Peripherals — 0.2%
Hewlett Packard Enterprise Co. (SOFR + 0.96%), 4.63%, 9/15/2028 (b)	18,340	18,401
Tobacco — 0.1%
Philip Morris International, Inc. (SOFR + 0.83%), 4.49%, 4/28/2028 (b)	10,000	10,052
Total Corporate Bonds (Cost $3,797,527)		3,798,331
Mortgage-Backed Securities — 8.0%
FNMA / FHLMC UMBS, Single Family, 30 Year TBA, 6.00%, 9/25/2056 (h) (Cost $744,553)	736,000	743,999
Collateralized Mortgage Obligations — 4.9%
Adjustable Rate Mortgage Trust
Series 2005-5, Class 5A1, 5.14%, 9/25/2035 (i)	—	—
Series 2005-10, Class 1A21, 5.31%, 1/25/2036 (i)	325	309
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Alternative Loan Trust
Series 2004-5CB, Class 2A1, 5.00%, 5/25/2019	35	33
Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	26	25
Series 2005-J11, Class 5A1, 5.50%, 11/25/2020	166	136
Series 2006-J3, Class 2A1, 4.75%, 12/25/2020	153	136
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	12	12
Series 2006-24CB, Class A23, 6.00%, 8/25/2036	—	—
Series 2006-28CB, Class A17, 6.00%, 10/25/2036	—	—
Series 2006-41CB, Class 2A17, 6.00%, 1/25/2037	282	126
Series 2007-5CB, Class 1A31, 5.50%, 4/25/2037	—	—
American Home Mortgage Assets Trust Series 2006-2, Class 2A1, 4.16%, 9/25/2046 (i)	—	—
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.47%, 12/25/2059 (a) (i)	585	575
Series 2020-1, Class B1, 3.76%, 12/25/2059 (a) (i)	2,907	2,617
Series 2020-3, Class A1, 1.69%, 4/25/2065 (a) (i)	5,700	5,451
Series 2022-2, Class A1, 4.08%, 1/25/2067 (a) (i)	6,067	5,664
Series 2022-3, Class A1, 5.00%, 1/25/2067 (a)	8,120	7,711
Series 2024-1, Class A1, 5.21%, 8/25/2068 (a) (j)	5,232	5,214
Series 2024-11, Class A1, 5.70%, 8/25/2069 (a) (j)	3,873	3,871
Series 2024-11, Class A3, 6.06%, 8/25/2069 (a) (j)	1,474	1,473
Series 2024-9, Class A1, 5.14%, 9/25/2069 (a) (j)	6,169	6,124
Series 2024-10, Class A1, 5.35%, 10/25/2069 (a) (j)	1,383	1,378
Banc of America Alternative Loan Trust Series 2006-4, Class 2A1, 6.00%, 3/25/2029	202	185
Banc of America Funding Trust
Series 2006-1, Class 2A1, 5.50%, 1/25/2036	148	129
Series 2006-D, Class 5A2, 4.83%, 5/20/2036 (i)	240	208
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banc of America Mortgage Trust Series 2007-3, Class 1A1, 6.00%, 9/25/2037	—	—
Barclays Mortgage Loan Trust Series 2021-NQM1, Class A1, 1.75%, 9/25/2051 (a) (i)	3,155	2,815
Bear Stearns ARM Trust Series 2005-12, Class 22A1, 6.00%, 2/25/2036 (i)	—	—
Bravo Residential Funding Trust Series 2025-NQM3, Class A1, 5.57%, 3/25/2065 (a) (j)	9,411	9,390
BRAVO Residential Funding Trust
Series 2023-NQM1, Class A1, 5.76%, 1/25/2063 (a) (j)	4,906	4,902
Series 2023-NQM1, Class A2, 6.35%, 1/25/2063 (a) (j)	1,293	1,292
Series 2026-NQM5, Class A1F, 4.84%, 6/25/2066 (a) (i)	6,299	6,294
Chase Mortgage Finance Trust Series 2005-S1, Class 1A15, 6.00%, 5/25/2035	—	—
CHL Mortgage Pass-Through Trust
Series 2005-21, Class A2, 5.50%, 10/25/2035	230	116
Series 2006-15, Class A1, 6.25%, 10/25/2036	—	—
Series 2006-20, Class 1A36, 5.75%, 2/25/2037	349	137
Series 2007-5, Class A6, 4.13%, 5/25/2037 (i)	—	—
COLT Mortgage Loan Trust
Series 2023-3, Class A1, 7.18%, 9/25/2068 (a) (j)	4,380	4,382
Series 2025-8, Class A1, 5.48%, 8/25/2070 (a) (j)	5,065	5,045
Series 2025-6, Class A1, 5.53%, 8/25/2070 (a) (j)	15,836	15,784
Series 2026-1, Class A1F, 4.74%, 2/25/2071 (a) (i)	19,326	19,330
Series 2026-4, Class A1, 5.29%, 6/25/2071 (a) (i)	1,969	1,953
Series 2026-5, Class A1, 5.41%, 7/27/2071 (a) (i)	9,278	9,221
Connecticut Avenue Securities Trust
Series 2019-R07, Class 1B1, 7.16%, 10/25/2039 (a) (i)	9,909	9,943
Series 2021-R01, Class 1M2, 5.19%, 10/25/2041 (a) (i)	4,368	4,368
Series 2021-R03, Class 1M2, 5.29%, 12/25/2041 (a) (i)	17,969	17,991
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	71

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2022-R04, Class 1M2, 6.74%, 3/25/2042 (a) (i)	12,435	12,569
Series 2023-R04, Class 1M1, 5.94%, 5/25/2043 (a) (i)	5,428	5,496
Series 2023-R08, Class 1M1, 5.14%, 10/25/2043 (a) (i)	811	811
Series 2024-R01, Class 1M1, 4.69%, 1/25/2044 (a) (i)	169	169
Series 2024-R02, Class 1M1, 4.74%, 2/25/2044 (a) (i)	561	561
Series 2024-R02, Class 1M2, 5.44%, 2/25/2044 (a) (i)	4,175	4,201
Series 2025-R04, Class 1M1, 4.84%, 5/25/2045 (a) (i)	4,068	4,068
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2005-7, Class 3A1, 5.00%, 8/25/2020	7	6
Series 2004-5, Class 4A1, 6.00%, 9/25/2034	—	—
Deephaven Residential Mortgage Trust Series 2021-3, Class A1, 1.19%, 8/25/2066 (a) (i)	9,027	7,930
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR2, Class A1, 4.08%, 3/25/2037 (i)	—	—
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1, 3.49%, 2/25/2020 (i)	36	35
Series 2005-1, Class 1A1, 4.28%, 2/25/2035 (i)	—	—
EFMT Series 2025-NQM1, Class A1, 5.67%, 1/25/2070 (a) (i)	5,836	5,830
FHLMC STACR REMIC Trust
Series 2021-DNA5, Class M2, 5.29%, 1/25/2034 (a) (i)	2,072	2,074
Series 2021-DNA6, Class M2, 5.14%, 10/25/2041 (a) (i)	17,531	17,536
Series 2022-DNA2, Class M1A, 4.94%, 2/25/2042 (a) (i)	602	602
Series 2022-DNA2, Class M1B, 6.04%, 2/25/2042 (a) (i)	3,510	3,531
Series 2022-DNA3, Class M1B, 6.54%, 4/25/2042 (a) (i)	16,894	17,087
Series 2023-DNA1, Class M1A, 5.74%, 3/25/2043 (a) (i)	1,108	1,118
Series 2024-DNA1, Class M1, 4.99%, 2/25/2044 (a) (i)	725	725
Series 2024-DNA2, Class M1, 4.84%, 5/25/2044 (a) (i)	7,182	7,182
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2025-DNA1, Class M1, 4.69%, 1/25/2045 (a) (i)	3,765	3,763
FNMA, REMIC Series 2021-47, Class QI, IO, 2.50%, 10/25/2049	32,287	3,727
GCAT Trust
Series 2019-NQM3, Class A1, 3.69%, 11/25/2059 (a) (i)	1,164	1,142
Series 2020-NQM1, Class A1, 3.25%, 1/25/2060 (a) (j)	442	439
Series 2025-NQM1, Class A1, 5.37%, 11/25/2069 (a) (j)	4,137	4,111
Series 2025-NQM5, Class A1, 4.98%, 8/25/2070 (a) (i)	11,791	11,625
GSR Mortgage Loan Trust Series 2006-3F, Class 2A7, 5.75%, 3/25/2036	—	—
HarborView Mortgage Loan Trust Series 2007-1, Class 2A1A, 4.02%, 3/19/2037 (i)	—	—
Impac CMB Trust Series 2004-6, Class 1A2, 4.56%, 10/25/2034 (i)	—	—
JPMorgan Seasoned Mortgage Trust Series 2014-1, Class A2, 4.28%, 5/25/2033 (a) (i)	1,536	1,522
Lehman Mortgage Trust Series 2006-4, Class 3A1, 5.00%, 8/25/2021	4	4
MASTR Alternative Loan Trust Series 2005-5, Class 3A1, 5.75%, 8/25/2035	—	—
MFA Trust Series 2023-INV2, Class A1, 6.77%, 10/25/2058 (a) (j)	3,294	3,284
NACC Reperforming Loan REMIC Trust Series 2004-R1, Class A1, 6.50%, 3/25/2034 (a)	615	557
New Residential Mortgage Loan Trust
Series 2018-RPL1, Class A1, 3.50%, 12/25/2057 (a) (i)	6,477	6,252
Series 2022-NQM3, Class A1, 4.90%, 4/25/2062 (a) (j)	5,036	4,677
NYMT Loan Trust Series 2024-INV1, Class A1, 5.38%, 6/25/2069 (a) (i)	3,803	3,795
OBX Trust
Series 2023-NQM10, Class A1, 6.46%, 10/25/2063 (a) (j)	1,101	1,100
Series 2024-NQM13, Class A3, 5.42%, 6/25/2064 (a) (j)	1,998	1,989
Series 2024-NQM11, Class A3, 6.23%, 6/25/2064 (a) (j)	5,066	5,073
Series 2024-NQM12, Class A1, 5.47%, 7/25/2064 (a) (j)	4,098	4,092
Series 2025-NQM3, Class A2, 5.85%, 12/1/2064 (a) (j)	3,594	3,591
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2025-NQM1, Class A2, 5.70%, 12/25/2064 (a) (j)	5,215	5,211
Series 2025-NQM5, Class A1, 5.52%, 3/25/2065 (a) (j)	14,759	14,728
Series 2025-NQM6, Class A1, 5.60%, 3/25/2065 (a) (j)	6,621	6,617
Series 2025-NQM14, Class A1F, 4.84%, 7/25/2065 (a) (i)	3,540	3,545
Series 2025-NQM15, Class A1F, 4.79%, 7/27/2065 (a) (i)	4,103	4,111
Series 2025-NQM16, Class A1F, 4.79%, 8/25/2065 (a) (i)	2,591	2,596
Series 2025-NQM18, Class A1, 5.06%, 9/25/2065 (a) (i)	5,406	5,359
Series 2026-NQM1, Class A1F, 4.89%, 11/25/2065 (a) (i)	8,570	8,566
Series 2021-NQM1, Class A1, 1.07%, 2/25/2066 (a) (i)	6,426	5,653
PRPM Trust Series 2024-NQM1, Class A1, 6.27%, 12/25/2068 (a) (j)	1,591	1,592
RALI Trust Series 2006-QS18, Class 3A3, 5.75%, 12/25/2036	7	3
Residential Asset Securitization Trust Series 2006-R1, Class A2, 4.18%, 1/25/2046 (i)	—	—
RFMSI Trust
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	—	—
Series 2006-SA4, Class 2A1, 5.40%, 11/25/2036 (i)	339	288
Santander Mortgage Asset Receivable Trust
Series 2025-NQM1, Class A1, 5.55%, 1/25/2065 (a) (j)	6,716	6,699
Series 2025-NQM2, Class A1, 5.73%, 2/25/2065 (a) (j)	5,781	5,778
SG Residential Mortgage Trust Series 2025-1, Class AFCF, 5.00%, 12/25/2065 (a)	14,343	14,213
Starwood Mortgage Residential Trust Series 2022-2, Class A1, 4.18%, 2/25/2067 (a) (i)	3,151	2,973
Towd Point Mortgage Trust Series 2019-HY2, Class A1, 4.78%, 5/25/2058 (a) (i)	2,293	2,319
Verus Securitization Trust
Series 2021-6, Class A1, 1.63%, 10/25/2066 (a) (i)	6,822	5,828
Series 2024-7, Class A1, 5.10%, 9/25/2069 (a) (i)	5,710	5,677
Series 2025-7, Class A1, 5.13%, 8/25/2070 (a) (j)	7,887	7,814
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2025-9, Class A1F, 4.79%, 10/27/2070 (a) (i)	8,444	8,449
Series 2026-5, Class A1F, 4.79%, 5/25/2071 (a) (i)	17,330	17,318
Series 2026-6, Class A1F, 4.84%, 7/27/2071 (a) (i)	4,974	4,971
Visio Trust Series 2022-1, Class A1, 6.76%, 8/25/2057 (a) (j)	1,768	1,765
Total Collateralized Mortgage Obligations (Cost $449,286)		448,687
Convertible Bonds — 3.8%
Aerospace & Defense — 0.0% ^
MTU Aero Engines AG (Germany) Zero Coupon, 7/15/2033 (k)	2,300	2,613
Banks — 0.1%
Barclays Bank plc (United Kingdom) Series MSFT, 1.00%, 2/16/2029	5,565	6,212
BofA Finance LLC 0.60%, 5/25/2027	2,927	4,157
		10,369
Biotechnology — 0.2%
Alnylam Pharmaceuticals, Inc.
1.00%, 9/15/2027	2,651	2,863
Zero Coupon, 9/15/2028 (a)	7,756	7,116
BioMarin Pharmaceutical, Inc. 1.25%, 5/15/2027	10,556	10,294
Halozyme Therapeutics, Inc. 0.25%, 3/1/2027	722	1,001
		21,274
Broadline Retail — 0.2%
Etsy, Inc. 0.13%, 9/1/2027	7,472	7,098
JD.com, Inc. (China) 0.25%, 6/1/2029	4,345	4,343
Match Group Financeco 3, Inc. 2.00%, 1/15/2030 (a)	9,042	8,336
Sea Ltd. (Singapore) 0.25%, 9/15/2026	1,721	1,716
		21,493
Capital Markets — 0.2%
Coinbase Global, Inc. 0.25%, 4/1/2030	5,968	5,804
Euronext NV 1.50%, 5/30/2032 (k)	3,700	4,681
Goldman Sachs Finance Corp. International Ltd. Zero Coupon, 11/6/2028 (k)	6,300	6,087
Orpar SA (France) 2.00%, 2/7/2031 (k)	4,700	5,213
		21,785
Chemicals — 0.1%
Kansai Paint Co. Ltd. (Japan) Zero Coupon, 3/8/2029 (k)	820,000	5,852
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	73

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
Communications Equipment — 0.0% ^
Xiaomi Best Time International Ltd. (China) Zero Coupon, 12/17/2027 (k)	1,800	1,834
Construction & Engineering — 0.1%
Vinci SA (France) 0.70%, 2/18/2030 (k)	3,600	4,246
Consumer Finance — 0.0% ^
SoFi Technologies, Inc. Zero Coupon, 10/15/2026 (a)	3,008	2,987
Diversified Telecommunication Services — 0.1%
Cellnex Telecom SA (Spain) 0.50%, 7/5/2028 (k)	4,600	5,658
Electrical Equipment — 0.1%
Legrand SA (France) 1.50%, 6/23/2033 (k)	3,600	4,695
Schneider Electric SE Series SUFP, 1.63%, 6/28/2031 (k)	3,600	4,956
		9,651
Electronic Equipment, Instruments & Components — 0.0% ^
Itron, Inc. 1.38%, 7/15/2030	1,950	2,024
Entertainment — 0.0% ^
Live Nation Entertainment, Inc. 2.88%, 1/15/2030	3,368	3,895
Financial Services — 0.4%
Affirm Holdings, Inc. 0.75%, 12/15/2029	774	843
Block, Inc. 0.25%, 11/1/2027	11,082	10,511
Citigroup Global Markets Funding Luxembourg SCA Zero Coupon, 3/15/2028 (k)	5,600	6,821
Citigroup Global Markets Holdings, Inc.
1.00%, 4/9/2029 (k)	5,600	6,196
0.80%, 2/5/2030 (k)	4,500	5,622
Global Payments, Inc. 1.50%, 3/1/2031	1,645	1,531
Shift4 Payments, Inc. 0.50%, 8/1/2027	1,278	1,225
		32,749
Ground Transportation — 0.1%
Grab Holdings Ltd. (Singapore) Zero Coupon, 6/15/2030 (k)	6,385	6,094
Health Care Equipment & Supplies — 0.2%
Dexcom, Inc. 0.38%, 5/15/2028	8,714	8,335
Envista Holdings Corp. 1.75%, 8/15/2028	7,906	7,787
		16,122
Health Care Providers & Services — 0.1%
Fresenius SE & Co. KGaA (Germany) 0.00%, 3/11/2028 (k)	5,000	5,689
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — 0.2%
DoorDash, Inc. Zero Coupon, 5/15/2030	9,096	9,728
DraftKings Holdings, Inc. Zero Coupon, 3/15/2028	6,934	6,458
Wynn Macau Ltd. 4.50%, 3/7/2029 (a)	6,601	6,555
		22,741
Household Durables — 0.1%
Meritage Homes Corp. 1.75%, 5/15/2028	6,104	5,991
Industrial REITs — 0.1%
Rexford Industrial Realty LP
4.38%, 3/15/2027 (a)	4,348	4,333
4.13%, 3/15/2029 (a)	5,903	5,821
		10,154
Interactive Media & Services — 0.2%
Baidu, Inc. (China) Zero Coupon, 3/12/2032 (k)	9,100	8,267
Snap, Inc.
0.13%, 3/1/2028	6,655	6,165
0.50%, 5/1/2030	2,659	2,212
		16,644
IT Services — 0.0% ^
Akamai Technologies, Inc. Zero Coupon, 5/15/2030 (a)	1,968	1,785
Cloudflare, Inc. Zero Coupon, 6/15/2030	385	556
		2,341
Life Sciences Tools & Services — 0.1%
QIAGEN NV 2.50%, 9/10/2031 (k)	4,800	4,981
Metals & Mining — 0.1%
JFE Holdings, Inc. (Japan) Zero Coupon, 9/28/2028 (k)	890,000	5,495
Jinkai Investment Holdings Ltd. (Hong Kong) Zero Coupon, 2/5/2031 (k)	4,900	4,738
		10,233
Office REITs — 0.1%
Boston Properties LP 2.00%, 10/1/2030 (a)	5,704	5,453
Passenger Airlines — 0.0% ^
ANA Holdings, Inc. (Japan) Zero Coupon, 12/10/2031 (k)	160,000	1,157
Pharmaceuticals — 0.1%
Hansoh Pharmaceutical Group Co. Ltd. (China) Zero Coupon, 2/3/2033 (k)	39,000	4,756
Zoetis, Inc. 0.25%, 6/15/2029 (a)	6,770	6,188
		10,944
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
Professional Services — 0.0% ^
Parsons Corp. 2.63%, 3/1/2029	3,042	2,962
Real Estate Management & Development — 0.1%
LEG Immobilien SE (Germany) 0.40%, 6/30/2028 (k)	5,700	6,220
Vonovia SE (Germany) Series A, Zero Coupon, 5/20/2030 (k)	2,900	3,161
		9,381
Retail REITs — 0.0% ^
Federal Realty OP LP 3.25%, 1/15/2029 (a)	3,227	3,395
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc. 0.75%, 6/1/2030	5,288	5,427
Software — 0.6%
Bentley Systems, Inc. 0.38%, 7/1/2027	7,157	6,893
BILL Holdings, Inc. Zero Coupon, 4/1/2030	4,141	3,620
Check Point Software Technologies Ltd. (Israel) Zero Coupon, 12/15/2030 (a)	7,760	7,267
Commvault Systems, Inc. Zero Coupon, 9/15/2030 (a)	4,795	4,450
Dropbox, Inc. Zero Coupon, 3/1/2028	5,853	6,629
Nutanix, Inc. 0.50%, 12/15/2029	5,352	5,867
Unity Software, Inc. Zero Coupon, 11/15/2026	6,555	6,480
Workiva, Inc. 1.25%, 8/15/2028	1,325	1,312
Xero Investments Ltd. (New Zealand) 1.63%, 6/12/2031 (k)	4,378	4,089
Zscaler, Inc. Zero Coupon, 7/15/2028	8,931	8,449
		55,056
Specialty Retail — 0.1%
Anllian Capital 2 Ltd. (China) Zero Coupon, 12/5/2029 (k)	7,500	8,472
Zalando SE (Germany) Series B, 0.63%, 8/6/2027 (k)	3,800	4,279
		12,751
Total Convertible Bonds (Cost $348,248)		353,946
Loan Assignments — 0.4% (l)
Aerospace & Defense — 0.0% ^
TransDigm, Inc., 1st Lien Term Loan J (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 2/28/2031 (b)	422	423
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 5.69%, 1/31/2031 (b)	563	563
DexKo Global, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 8.32%, 10/6/2031 (b)	1,024	988
		1,551
Building Products — 0.0% ^
Quikrete Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.94%, 3/19/2029 (b)	803	805
Chemicals — 0.1%
Ecovyst Catalyst Technologies LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.82%, 6/12/2031(b)	615	614
INEOS US Finance LLC, 1st Lien Term Loan B (Luxembourg) (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 2/18/2030 (b)	1,772	1,671
Venator Materials LLC, 1st Lien Term Loan
(PRIME + 2.00% (PIK) + 4.32% (Cash)), 13.07%, 10/12/2028 ‡ (b) (m)	656	36
(PRIME + 7.00% (PIK)), 13.75%, 10/12/2028 ‡ (b) (m)	310	239
Venator Materials LLC, 1st Lien Term Loan B (PRIME + 1.00% (PIK) + 1.00% (Cash)), 8.75%, 10/12/2028 ‡ (b) (m)	311	249
		2,809
Commercial Services & Supplies — 0.0% ^
APi Group DE, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.44%, 5/16/2033 (b)	475	477
Enviri Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.05%, 6/9/2028 (b)	357	356
Garda World Security Corp., 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.75%), 6.51%, 2/1/2029 (b)	287	286
Prime Security Services Borrower LLC, 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.00%), 5.66%, 10/15/2030 (b)	431	431
		1,550
Consumer Staples Distribution & Retail — 0.1%
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (PIK), 11.50%, 12/31/2028 ‡ (i) (m)	105	100
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	75

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Consumer Staples Distribution & Retail — continued
Moran Foods LLC, 1st Lien Term Loan B
(3-MONTH CME TERM SOFR + 7.25% (PIK) + 3.86% (Cash)), 14.92%, 12/29/2028 ‡ (b) (m)	3,284	—
(3-MONTH CME TERM SOFR + 7.25% (PIK) + 3.86% (Cash) + 0.10% (CAS)), 15.01%, 12/29/2028 ‡ (i) (m)	4,404	937
Moran Foods LLC, Term Loan A (3-MONTH CME TERM SOFR + 2.50% (PIK) + 3.75% (Cash)), 10.05%, 1/2/2029 ‡ (b) (m)	880	836
Moran Foods LLC, Term Loan B (3-MONTH CME TERM SOFR + 8.50% (PIK) + 1.00% (Cash)), 13.30%, 1/2/2029 ‡ (b) (m)	840	798
Utz Quality Foods LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 1/29/2032 (b)	211	211
		2,882
Containers & Packaging — 0.0% ^
Mauser Packaging Solutions Holding Co., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.21%, 4/15/2030 (b)	50	50
Trident TPI Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 3.75%), 7.48%, 9/15/2028 (b)	579	566
		616
Diversified Consumer Services — 0.0% ^
St. George's University Scholastic Services LLC, 1st Lien Term Loan (Canada) (1-MONTH CME TERM SOFR + 2.75%), 6.44%, 2/12/2029 (b)	714	712
Diversified Telecommunication Services — 0.0% ^
Altice France SA, 1st Lien Term Loan B-14 (France) (3-MONTH CME TERM SOFR + 6.88%), 10.62%, 5/30/2031 (b)	213	216
Electric Utilities — 0.0% ^
Constellation Renewables LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 5.76%, 12/15/2027 (b)	741	740
Entertainment — 0.0% ^
Crown Finance US, Inc., 1st Lien Term Loan B (United Kingdom) (1-MONTH CME TERM SOFR + 4.50%), 8.15%, 12/2/2031 (b)	987	991
Ground Transportation — 0.0% ^
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 8/15/2030 (b)	703	703
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ground Transportation — continued
Hertz Corp. (The), 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 7.58%, 6/30/2028 (b)	1,046	578
Hertz Corp. (The), 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 3.50%), 7.58%, 6/30/2028 (b)	207	115
		1,396
Health Care Equipment & Supplies — 0.0% ^
Bausch + Lomb Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.44%, 1/15/2031 (b)	712	716
Health Care Providers & Services — 0.0% ^
MED ParentCo LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 6.69%, 4/15/2031 (b)	352	354
US Renal Care, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 5.00%), 8.80%, 6/28/2028 (b)	1,099	1,054
		1,408
Insurance — 0.0% ^
Asurion LLC, 1st Lien Term Loan B-14 (3-MONTH CME TERM SOFR + 3.75%), 7.57%, 2/23/2033 (b)	608	581
HUB International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 6/20/2030 (b)	535	537
USI, Inc., 1st Lien Term Loan D (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 11/21/2029 (b)	179	179
		1,297
IT Services — 0.0% ^
Arches Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 7.94%, 8/4/2031 (b)	192	190
Guardian US Holdco LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 6.98%, 1/31/2030 (b)	340	339
Indy US Holdco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 5.94%, 10/31/2030 (b)	401	399
Virtusa Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 2/15/2029 (b)	229	222
		1,150
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan, 0.00%, 12/31/2026 ‡ (f) (i)	2,243	22
Life Sciences Tools & Services — 0.0% ^
PAREXEL International Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 12/12/2031 (b)	966	969
Machinery — 0.0% ^
TK Elevator Midco GmbH, 1st Lien Term Loan B-1 (Germany) (6-MONTH CME TERM SOFR + 2.75%), 6.70%, 4/30/2030 (b)	353	355
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 7.80%, 8/23/2028 (b)	570	571
EW Scripps Co. (The), 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 3.35%), 7.12%, 11/30/2029 (b)	163	158
iHeartCommunications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.78%), 9.58%, 5/1/2029 (b)	1,670	1,479
		2,208
Oil, Gas & Consumable Fuels — 0.0% ^
Buckeye Partners LP, 1st Lien Term Loan B-7 (1-MONTH CME TERM SOFR + 1.75%), 5.44%, 11/22/2032 (b)	433	434
Whitewater Whistler Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 1.75%), 5.50%, 2/15/2030 (b)	540	540
		974
Personal Care Products — 0.0% ^
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.55%, 5/17/2028 (b)	583	517
KDC/ONE Development Corp., Inc., 1st Lien Term Loan B (Canada) (1-MONTH CME TERM SOFR + 4.50%), 8.19%, 8/15/2031 (b)	328	330
		847
Pharmaceuticals — 0.0% ^
Jazz Financing Lux SARL, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 5.94%, 5/5/2028 (b)	363	364
Professional Services — 0.0% ^
WEC US Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.71%, 1/27/2031 (b)	1,501	1,501
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — 0.0% ^
Altar Bidco, Inc., 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 9.11%, 2/1/2030 (b)	251	245
Software — 0.1%
AthenaHealth Group, Inc., 1st Lien Term Loan A (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 2/16/2032 (b)	257	257
Project Boost Purchaser LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.48%, 7/16/2031 (b)	739	729
Proofpoint, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 6.73%, 8/31/2028 (b)	545	544
RealPage, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 6.99%, 4/24/2028 (b)	276	272
Skopima Consilio Parent LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.23%, 5/12/2028 (b)	131	122
Thoughtworks, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.30%, 3/24/2028 (b)	176	164
UKG, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.07%, 2/10/2031 (b)	1,156	1,123
		3,211
Specialty Retail — 0.1%
AWS Claire's LLC, 1st Lien Term Loan B, 10.00%, 9/18/2030 ‡	591	591
Serta Simmons Bedding LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 7.50%), 11.35%, 6/29/2028 (b)	89	83
Staples, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.75%), 9.56%, 9/4/2029 (b)	1,132	1,060
White Cap Supply Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 10/19/2029 (b)	642	642
		2,376
Total Loan Assignments (Cost $41,957)		32,334
Asset-Backed Securities — 0.4%
Bear Stearns Asset-Backed Securities Trust Series 2004-SD1, Class M2, 5.82%, 12/25/2042 (j)	784	701
Carrington Mortgage Loan Trust Series 2006-NC1, Class M2, 4.41%, 1/25/2036 (i)	18,441	16,419
GSAMP Trust
Series 2006-FM3, Class A1, 4.06%, 11/25/2036 (i)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	77

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2007-HE1, Class A2C, 4.08%, 3/25/2047 (i)	7,416	6,867
Home Equity Mortgage Loan Asset-Backed Trust Series 2004-B, Class M2, 4.84%, 11/25/2034 (i)	73	74
New Century Home Equity Loan Trust
Series 2003-5, Class AI7, 4.82%, 11/25/2033 (i)	—	—
Series 2005-1, Class M6, 4.98%, 3/25/2035 (i)	3,955	3,884
Option One Mortgage Loan Trust Series 2004-3, Class M2, 4.64%, 11/25/2034 (i)	312	333
RAMP Trust Series 2005-EFC6, Class M4, 4.67%, 11/25/2035 (i)	2,540	2,358
Saxon Asset Securities Trust Series 2002-3, Class AF6, 5.41%, 5/25/2031 (j)	406	397
Securitized Asset-Backed Receivables LLC Trust
Series 2006-NC3, Class A1, 4.06%, 9/25/2036 (i)	—	—
Series 2006-WM2, Class A2A, 4.10%, 9/25/2036 (i)	—	—
Terwin Mortgage Trust Series 2006-3, Class 2A2, 4.20%, 4/25/2037 (a) (i)	478	472
Total Asset-Backed Securities (Cost $31,520)		31,505
	SHARES (000)
Convertible Preferred Stocks — 0.1%
Banks — 0.1%
Bank of America Corp. Series L, 7.25%, 12/1/2023 ($1,000 par value) (Cost $10,079)	8	10,666
Common Stocks — 0.1%
Aerospace & Defense — 0.0% ^
Incora Top Holdco LLC ‡ *	1	20
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	21,191,575	21
MYT Holding LLC ‡ *	1,412	353
NMG Parent LLC, Escrow ‡ *	47	—
		374
Chemicals — 0.0% ^
Venator Materials plc ‡ *	—	2
INVESTMENTS	SHARES (000)	VALUE ($000)

Financial Services — 0.0% ^
Keenova Therapeutics plc	5	466
Par Health, Inc.	5	30
		496
Health Care Equipment & Supplies — 0.0% ^
New Evhc Physical Equity *	36	658
Health Care Providers & Services — 0.1%
International Oncology Care, Inc. ‡ *	158	2,364
Machinery — 0.0% ^
SSB Equipment Co., Inc. ‡ *	22	—
Media — 0.0% ^
iHeartMedia, Inc., Class A *	70	192
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. *	2	372
Specialty Retail — 0.0% ^
Serta Simmons Bedding LLC *	22	162
Total Common Stocks (Cost $3,024)		4,640
	PRINCIPAL AMOUNT ($000)
Commercial Mortgage-Backed Securities — 0.0% ^
Harvest Commercial Capital Loan Trust Series 2019-1, Class M4, 4.64%, 9/25/2046 (a) (i) (Cost $3,553)	3,555	3,453
	SHARES (000)
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ($1 par value) ‡ (Cost $2,135)	2,224	2,908
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Media — 0.0% ^
SES SA (Luxembourg) ‡ * (Cost $—) (g)	130	1,926
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS		VALUE ($000)
Options Purchased — 0.0% ^
Call Options Purchased — 0.0% ^
3 Month SOFR
9/11/2026 at USD 96.81, American Style
Notional Amount: USD 460,000
Counterparty: Exchange-Traded * (Cost $702)	1,840	12
	SHARES (000)
Short-Term Investments — 48.7%
Investment Companies — 47.9%
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (n) (o) (Cost $4,432,789)	4,432,095	4,432,538
	PRINCIPAL AMOUNT ($000)
Repurchase Agreements — 0.7%
BofA Securities, Inc., 4.07%, dated 8/31/2026, due 12/21/2026, repurchase price $65,823, collateralized by Asset-Backed Securities, 5.43%, due 10/25/2034, Collateralized Mortgage Obligations, 0.21% - 7.34%, due 7/19/2035 - 1/25/2066, Corporate Notes & Bonds, 0.00%, due 2/20/2032 and FNMA, 7.01% - 15.51%, due 1/25/2040 - 1/25/2050 with the value of $70,200. (Cost $65,000)	65,000	65,000
U.S. Treasury Obligations — 0.1%
U.S. Treasury Bills, 3.65%, 10/8/2026 (p) (q) (Cost $12,335)	12,381	12,334
Total Short-Term Investments (Cost $4,510,124)		4,509,872
Total Investments — 107.4% (Cost $9,942,708)		9,942,279
Liabilities in Excess of Other Assets — (7.4)%		(681,270)
NET ASSETS — 100.0%		9,261,009

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CAS	Credit Adjustment Spread
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK	Payment In Kind
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(c)	Security is an interest bearing note with preferred security characteristics.
(d)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2026.

(e)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2026 is $9,483 or 0.10% of the Fund’s
net assets as of August 31, 2026.

(f)	Defaulted security.
(g)	Value is zero.
(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2026.

(j)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2026.

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	79

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(k)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(n)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(o)	The rate shown is the current yield as of August 31, 2026.
(p)	The rate shown is the effective yield as of August 31, 2026.
(q)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Income Funds	August 31, 2026

TBA Short Commitment

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($000)	VALUE ($000)
FNMA / FHLMC UMBS, Single Family, 30 Year TBA, 5.50%, 9/25/2056 (a)	(276,000)	(273,161)
(Proceeds received of $274,563)		(273,161)

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
Futures contracts outstanding as of August 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	4,010	12/21/2026	USD	432,078	(1,302)
U.S. Treasury 2 Year Note	1,716	12/31/2026	USD	352,249	(120)
U.S. Treasury 5 Year Note	1,058	12/31/2026	USD	111,884	(205)
					(1,627)
Short Contracts
U.S. Treasury Ultra Bond	(1,610)	12/21/2026	USD	(177,402)	80
					(1,547)

Abbreviations
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of August 31, 2026 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	1,599	USD	1,849	Barclays Bank plc	9/3/2026	8
HKD	36,446	USD	4,649	HSBC Bank, NA	9/3/2026	— (a)
USD	4,650	HKD	36,446	HSBC Bank, NA	9/3/2026	1
USD	79,934	EUR	68,391	Barclays Bank plc	10/2/2026	402
USD	12,317	JPY	1,953,209	State Street Corp.	10/2/2026	62
Total unrealized appreciation						473
EUR	68,391	USD	79,846	Barclays Bank plc	9/3/2026	(403)
JPY	1,953,209	USD	12,289	State Street Corp.	9/3/2026	(62)
USD	75,984	EUR	66,571	Goldman Sachs International	9/3/2026	(1,344)
USD	3,945	EUR	3,419	HSBC Bank, NA	9/3/2026	(27)
USD	11,966	JPY	1,953,209	Barclays Bank plc	9/3/2026	(262)
USD	4,653	HKD	36,446	HSBC Bank, NA	10/2/2026	— (a)
Total unrealized depreciation						(2,098)
Net unrealized depreciation						(1,625)

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	81

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
Abbreviations
EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of August 31, 2026 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.61	USD14,170	2,771	(2,609)	162
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.61	USD6,970	1,310	(1,230)	80
ABX.HE.AAA.06-2	0.11	Monthly	Barclays Bank plc	5/25/2046	0.61	USD13,370	3,973	(3,820)	153
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.61	USD6,600	1,840	(1,764)	76
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.61	USD13,230	3,366	(3,214)	152
							13,260	(12,637)	623

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
ABX	Asset-Backed Securities Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Income Funds	August 31, 2026

Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2026 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Oracle Corp., 3.25%, 11/15/2027	1.00	Quarterly	6/20/2031	2.00	USD 22,970	729	182	911
CDX.NA.HY.46-V3	5.00	Quarterly	6/20/2031	3.01	USD 37,000	(1,313)	(1,897)	(3,210)
CDX.NA.HY.46-V3	5.00	Quarterly	6/20/2031	3.01	USD 44,290	(1,644)	(2,199)	(3,843)
CDX.NA.IG.46-V1	1.00	Quarterly	6/20/2031	0.50	USD 634,600	(11,868)	(2,857)	(14,725)
iTraxx.Europe Subordinated Financials 45-V1	1.00	Quarterly	6/20/2031	0.87	EUR 344,870	(2,181)	(829)	(3,010)
						(17,006)	(7,782)	(24,788)
						(16,277)	(7,600)	(23,877)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
EUR	Euro
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of August 31, 2026 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	13,260	623

Written Call Options Contracts as of August 31, 2026 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
3 Month SOFR	Exchange-Traded	1,840	USD 460,000	USD 96.75	9/11/2026	(12)
Total Written Options Contracts (Premiums Received $ (782))						(12)

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	83

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
Abbreviations
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Income Funds	August 31, 2026

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2026 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Corporate Bond Fund	JPMorgan Emerging Markets Debt Fund
ASSETS:
Investments in non-affiliates, at value	$363,744	$941,904
Investments in affiliates, at value	14,399	31,985
Cash	172	—
Foreign currency, at value	333	619
Deposits at broker for futures contracts	460	—
Receivables:
Investment securities sold	479	7,064
Fund shares sold	65	2,106
Interest from non-affiliates	5,221	16,808
Dividends from affiliates	56	82
Variation margin on centrally cleared swaps	—	25
Unrealized appreciation on forward foreign currency exchange contracts	12	38
Total Assets	384,941	1,000,631
LIABILITIES:
Payables:
Due to custodian	—	212
Fund shares redeemed	174	5,540
Variation margin on futures contracts	103	199
Unrealized depreciation on forward foreign currency exchange contracts	40	343
Accrued liabilities:
Investment advisory fees	78	474
Administration fees	13	21
Distribution fees	13	10
Service fees	16	10
Custodian and accounting fees	21	67
Trustees’ and Chief Compliance Officer’s fees	— (a)	1
Other	101	50
Total Liabilities	559	6,927
Net Assets	$384,382	$993,704

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	85

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2026 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Corporate Bond Fund	JPMorgan Emerging Markets Debt Fund
NET ASSETS:
Paid-in-Capital	$446,341	$1,561,826
Total distributable earnings (loss)	(61,959)	(568,122)
Total Net Assets	$384,382	$993,704
Net Assets:
Class A	$47,822	$42,872
Class C	4,205	1,160
Class I	123,047	39,696
Class R5	—	1
Class R6	209,308	909,975
Total	$384,382	$993,704
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	5,859	6,524
Class C	516	178
Class I	15,036	6,028
Class R5	—	— (a)
Class R6	25,591	137,987
Net Asset Value (b):
Class A — Redemption price per share	$8.16	$6.57
Class C — Offering price per share (c)	8.15	6.54
Class I — Offering and redemption price per share	8.18	6.58
Class R5 — Offering and redemption price per share	—	6.67
Class R6 — Offering and redemption price per share	8.18	6.59
Class A maximum sales charge	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$8.48	$6.83
Cost of investments in non-affiliates	$374,221	$906,242
Cost of investments in affiliates	14,398	31,985
Cost of foreign currency	327	623
Net upfront payments on centrally cleared swaps	—	1,836

(a)
Amount rounds to less than one thousand.
(b)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(c)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Income Funds	August 31, 2026

	JPMorgan Global Bond Opportunities Fund	JPMorgan Strategic Income Opportunities Fund
ASSETS:
Investments in non-affiliates, at value	$4,047,768	$5,444,729
Investments in affiliates, at value	214,713	4,432,538
Repurchase agreements, at value	—	65,000
Options purchased, at value	—	12
Restricted cash for OTC derivatives	5,870	—
Restricted cash for delayed delivery securities	80	—
Cash	—	10,006
Foreign currency, at value	12,235	—
Deposits at broker for futures contracts	32,020	—
Deposits at broker for centrally cleared swaps	40,650	17,975
Receivables:
Investment securities sold	20,034	21
Investment securities sold — delayed delivery securities	—	3,599,414
Fund shares sold	3,776	7,465
Interest from non-affiliates	60,606	24,982
Dividends from affiliates	941	14,203
Tax reclaims	64	—
Variation margin on futures contracts	2,801	455
Variation margin on centrally cleared swaps	—	424
Unrealized appreciation on forward foreign currency exchange contracts	6,493	473
Outstanding OTC swap contracts, at value	—	623
Total Assets	4,448,051	13,618,320
LIABILITIES:
Payables:
Due to custodian	13,558	—
Foreign currency due to custodian, at value	—	39
TBA short commitments, at value	—	273,161
Investment securities purchased	1,043	978
Investment securities purchased — delayed delivery securities	185,669	4,068,425
Fund shares redeemed	3,648	6,940
Unrealized depreciation on forward foreign currency exchange contracts	10,818	2,098
Unrealized depreciation on unfunded commitments	— (a)	—
Options written, at value	—	12
Variation margin on centrally cleared swaps	4,824	—
Accrued liabilities:
Investment advisory fees	1,420	2,948
Administration fees	173	470
Distribution fees	72	198
Service fees	471	1,580
Custodian and accounting fees	308	207
Trustees’ and Chief Compliance Officer’s fees	— (a)	1
Other	56	254
Total Liabilities	222,060	4,357,311
Net Assets	$4,225,991	$9,261,009

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	87

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2026 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Global Bond Opportunities Fund	JPMorgan Strategic Income Opportunities Fund
NET ASSETS:
Paid-in-Capital	$4,534,064	$10,054,107
Total distributable earnings (loss)	(308,073)	(793,098)
Total Net Assets	$4,225,991	$9,261,009
Net Assets:
Class A	$162,942	$613,770
Class C	57,359	104,014
Class I	3,349,017	6,699,293
Class R5	—	52,791
Class R6	656,673	1,791,141
Total	$4,225,991	$9,261,009
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	16,833	53,916
Class C	5,951	9,204
Class I	344,955	586,513
Class R5	—	4,616
Class R6	67,588	156,490
Net Asset Value (a):
Class A — Redemption price per share	$9.68	$11.38
Class C — Offering price per share (b)	9.64	11.30
Class I — Offering and redemption price per share	9.71	11.42
Class R5 — Offering and redemption price per share	—	11.44
Class R6 — Offering and redemption price per share	9.72	11.45
Class A maximum sales charge	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.06	$11.82
Cost of investments in non-affiliates	$4,048,264	$5,444,217
Cost of investments in affiliates	214,703	4,432,789
Cost of repurchase agreements	—	65,000
Cost of options purchased	—	702
Cost of foreign currency	12,221	—
Premiums received from options written	—	782
Proceeds from short TBAs	—	274,563
Net upfront receipts on centrally cleared swaps	(5,376)	(16,277)
Net upfront payments on OTC swap contracts	—	13,260

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Income Funds	August 31, 2026

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2026 (Unaudited)
(Amounts in thousands)

	JPMorgan Corporate Bond Fund	JPMorgan Emerging Markets Debt Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$10,303	$33,864
Interest income from affiliates	1	3
Dividend income from affiliates	248	642
Foreign taxes withheld (net)	9	(31)
Total investment income	10,561	34,478
EXPENSES:
Investment advisory fees	597	3,116
Administration fees	149	360
Distribution fees:
Class A	63	52
Class C	19	5
Service fees:
Class A	63	52
Class C	6	2
Class I	163	50
Custodian and accounting fees	37	78
Interest expense to affiliates	— (a)	3
Professional fees	61	65
Trustees’ and Chief Compliance Officer’s fees	13	14
Printing and mailing costs	41	24
Registration and filing fees	36	40
Transfer agency fees (See Note 2.M.)	6	7
Other	9	13
Total expenses	1,263	3,881
Less fees waived	(304)	(674)
Less expense reimbursements	—	(4)
Net expenses	959	3,203
Net investment income (loss)	9,602	31,275

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	89

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2026 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan Corporate Bond Fund	JPMorgan Emerging Markets Debt Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(1,155)	$440
Investments in affiliates	(3)	(18)
Futures contracts	(2,083)	(4,354)
Foreign currency transactions	5	(264)
Forward foreign currency exchange contracts	160	2,615
Swaps	—	(317)
Net realized gain (loss)	(3,076)	(1,898)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(15,731)	(18,989)
Investments in affiliates	(1)	(2)
Futures contracts	(94)	(993)
Foreign currency translations	3	(65)
Forward foreign currency exchange contracts	(67)	(1,375)
Swaps	—	(672)
Change in net unrealized appreciation/depreciation	(15,890)	(22,096)
Net realized/unrealized gains (losses)	(18,966)	(23,994)
Change in net assets resulting from operations	$(9,364)	$7,281
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Income Funds	August 31, 2026

	JPMorgan Global Bond Opportunities Fund	JPMorgan Strategic Income Opportunities Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$116,955	$104,099
Interest income from affiliates	39	19
Dividend income from non-affiliates	9	150
Dividend income from affiliates	5,537	87,749
Foreign taxes withheld (net)	(223)	(9)
Total investment income	122,317	192,008
EXPENSES:
Investment advisory fees	9,372	21,288
Administration fees	1,562	3,548
Distribution fees:
Class A	203	809
Class C	219	426
Service fees:
Class A	203	809
Class C	73	142
Class I	4,112	8,566
Class R5	—	27
Custodian and accounting fees	376	229
Interest expense to affiliates	9	19
Professional fees	75	99
Trustees’ and Chief Compliance Officer’s fees	17	23
Printing and mailing costs	91	175
Registration and filing fees	91	83
Transfer agency fees (See Note 2.M.)	40	104
Other	69	50
Total expenses	16,512	36,397
Less fees waived	(3,314)	(4,439)
Less expense reimbursements	—	(41)
Net expenses	13,198	31,917
Net investment income (loss)	109,119	160,091
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	91

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2026 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan Global Bond Opportunities Fund	JPMorgan Strategic Income Opportunities Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$5,049 (a)	$40,930
Investments in affiliates	(30)	(304)
Options purchased	—	(224)
Futures contracts	9,275	(14,619)
Foreign currency transactions	83	59
Forward foreign currency exchange contracts	347	5,176
Options written	—	242
Swaps	(7,169)	(1,365)
Net realized gain (loss)	7,555	29,895
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(93,681)(b)	(19,642)
Investments in affiliates	(31)	(1,116)
Options purchased	—	(632)
Futures contracts	(9,193)	(1,887)
Foreign currency translations	223	(392)
Forward foreign currency exchange contracts	(9,405)	(2,390)
Options written	—	1,609
Swaps	(41,493)	(5,650)
Unfunded commitments	8	—
Change in net unrealized appreciation/depreciation	(153,572)	(30,100)
Net realized/unrealized gains (losses)	(146,017)	(205)
Change in net assets resulting from operations	$(36,898)	$159,886

(a)
Net of foreign capital gains tax of $(5).
(b)
Net of change in foreign capital gains tax of $136.
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Income Funds	August 31, 2026

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Corporate Bond Fund		JPMorgan Emerging Markets Debt Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$9,602	$18,215	$31,275	$66,088
Net realized gain (loss)	(3,076)	1,155	(1,898)	5,005
Change in net unrealized appreciation/depreciation	(15,890)	5,733	(22,096)	52,230
Change in net assets resulting from operations	(9,364)	25,103	7,281	123,323
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,174)	(2,340)	(1,402)	(2,069)
Class C	(102)	(203)	(40)	(19)
Class I	(3,182)	(6,136)	(1,381)	(2,222)
Class R5	—	—	— (a)	(5)
Class R6	(5,321)	(9,835)	(30,778)	(57,258)
Total distributions to shareholders	(9,779)	(18,514)	(33,601)	(61,573)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(3,622)	37,909	35,763	(112,033)
NET ASSETS:
Change in net assets	(22,765)	44,498	9,443	(50,283)
Beginning of period	407,147	362,649	984,261	1,034,544
End of period	$384,382	$407,147	$993,704	$984,261

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	93

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Global Bond Opportunities Fund		JPMorgan Strategic Income Opportunities Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$109,119	$187,621	$160,091	$396,836
Net realized gain (loss)	7,555	(132,616)	29,895	(28,098)
Change in net unrealized appreciation/depreciation	(153,572)	239,079	(30,100)	43,736
Change in net assets resulting from operations	(36,898)	294,084	159,886	412,474
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(3,074)	(7,277)	(10,217)	(26,896)
Class C	(990)	(1,727)	(1,514)	(4,617)
Class I	(66,069)	(153,066)	(116,767)	(300,781)
Class R5	—	—	(971)	(2,116)
Class R6	(13,647)	(31,406)	(32,863)	(80,558)
Total distributions to shareholders	(83,780)	(193,476)	(162,332)	(414,968)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	315,772	406,757	(311,473)	(827,661)
NET ASSETS:
Change in net assets	195,094	507,365	(313,919)	(830,155)
Beginning of period	4,030,897	3,523,532	9,574,928	10,405,083
End of period	$4,225,991	$4,030,897	$9,261,009	$9,574,928
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Income Funds	August 31, 2026

	JPMorgan Corporate Bond Fund		JPMorgan Emerging Markets Debt Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$4,877	$15,414	$9,906	$33,015
Distributions reinvested	1,096	2,159	1,398	2,066
Cost of shares redeemed	(10,121)	(11,180)	(8,009)	(27,043)
Change in net assets resulting from Class A capital transactions	(4,148)	6,393	3,295	8,038
Class C
Proceeds from shares issued	92	2,002	156	1,112
Distributions reinvested	102	203	40	19
Cost of shares redeemed	(1,038)	(2,248)	(214)	(199)
Change in net assets resulting from Class C capital transactions	(844)	(43)	(18)	932
Class I
Proceeds from shares issued	22,769	52,354	10,864	28,660
Distributions reinvested	3,113	6,036	1,379	2,217
Cost of shares redeemed	(29,983)	(54,383)	(18,413)	(30,116)
Change in net assets resulting from Class I capital transactions	(4,101)	4,007	(6,170)	761
Class R5
Proceeds from shares issued	—	—	— (a)	1
Distributions reinvested	—	—	— (a)	5
Cost of shares redeemed	—	—	(1)	(605)
Change in net assets resulting from Class R5 capital transactions	—	—	(1)	(599)
Class R6
Proceeds from shares issued	14,083	51,720	101,331	168,228
Distributions reinvested	4,658	8,663	30,263	56,504
Cost of shares redeemed	(13,270)	(32,831)	(92,937)	(345,897)
Change in net assets resulting from Class R6 capital transactions	5,471	27,552	38,657	(121,165)
Total change in net assets resulting from capital transactions	$(3,622)	$37,909	$35,763	$(112,033)
SHARE TRANSACTIONS:
Class A
Issued	585	1,820	1,502	5,183
Reinvested	132	256	213	320
Redeemed	(1,210)	(1,325)	(1,219)	(4,250)
Change in Class A Shares	(493)	751	496	1,253

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	95

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Corporate Bond Fund		JPMorgan Emerging Markets Debt Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
SHARE TRANSACTIONS: (continued)
Class C
Issued	9	237	24	167
Reinvested	13	24	6	3
Redeemed	(125)	(268)	(32)	(30)
Change in Class C Shares	(103)	(7)	(2)	140
Class I
Issued	2,721	6,192	1,647	4,398
Reinvested	375	714	209	342
Redeemed	(3,598)	(6,462)	(2,815)	(4,789)
Change in Class I Shares	(502)	444	(959)	(49)
Class R5
Issued	—	—	— (a)	— (a)
Reinvested	—	—	— (a)	1
Redeemed	—	—	— (a)	(97)
Change in Class R5 Shares	—	—	— (a)	(96)
Class R6
Issued	1,692	6,124	15,244	25,999
Reinvested	561	1,026	4,587	8,772
Redeemed	(1,593)	(3,889)	(14,159)	(54,118)
Change in Class R6 Shares	660	3,261	5,672	(19,347)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Income Funds	August 31, 2026

	JPMorgan Global Bond Opportunities Fund		JPMorgan Strategic Income Opportunities Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$26,780	$65,871	$46,547	$125,288
Distributions reinvested	2,953	6,998	9,168	24,220
Cost of shares redeemed	(25,115)	(45,579)	(110,943)	(208,415)
Change in net assets resulting from Class A capital transactions	4,618	27,290	(55,228)	(58,907)
Class C
Proceeds from shares issued	9,609	39,762	5,232	25,439
Distributions reinvested	977	1,684	1,468	4,449
Cost of shares redeemed	(6,875)	(13,423)	(23,413)	(56,635)
Change in net assets resulting from Class C capital transactions	3,711	28,023	(16,713)	(26,747)
Class I
Proceeds from shares issued	545,119	960,282	798,060	1,950,478
Distributions reinvested	61,437	142,875	105,597	271,648
Cost of shares redeemed	(329,713)	(844,306)	(1,203,410)	(2,763,575)
Change in net assets resulting from Class I capital transactions	276,843	258,851	(299,753)	(541,449)
Class R5
Proceeds from shares issued	—	—	10,272	8,508
Distributions reinvested	—	—	963	2,099
Cost of shares redeemed	—	—	(6,161)	(18,220)
Change in net assets resulting from Class R5 capital transactions	—	—	5,074	(7,613)
Class R6
Proceeds from shares issued	121,904	206,439	164,388	392,149
Distributions reinvested	11,966	26,321	27,040	64,765
Cost of shares redeemed	(103,270)	(140,167)	(136,281)	(649,859)
Change in net assets resulting from Class R6 capital transactions	30,600	92,593	55,147	(192,945)
Total change in net assets resulting from capital transactions	$315,772	$406,757	$(311,473)	$(827,661)
SHARE TRANSACTIONS:
Class A
Issued	2,743	6,687	4,087	10,979
Reinvested	304	712	806	2,126
Redeemed	(2,574)	(4,639)	(9,741)	(18,266)
Change in Class A Shares	473	2,760	(4,848)	(5,161)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	97

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Global Bond Opportunities Fund		JPMorgan Strategic Income Opportunities Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
SHARE TRANSACTIONS: (continued)
Class C
Issued	992	4,043	463	2,245
Reinvested	101	172	130	393
Redeemed	(710)	(1,372)	(2,072)	(5,000)
Change in Class C Shares	383	2,843	(1,479)	(2,362)
Class I
Issued	55,665	97,325	69,836	170,358
Reinvested	6,309	14,511	9,254	23,759
Redeemed	(33,691)	(85,851)	(105,322)	(241,405)
Change in Class I Shares	28,283	25,985	(26,232)	(47,288)
Class R5
Issued	—	—	899	742
Reinvested	—	—	84	183
Redeemed	—	—	(539)	(1,588)
Change in Class R5 Shares	—	—	444	(663)
Class R6
Issued	12,479	20,879	14,359	34,178
Reinvested	1,228	2,671	2,365	5,654
Redeemed	(10,547)	(14,211)	(11,901)	(56,631)
Change in Class R6 Shares	3,160	9,339	4,823	(16,799)
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Income Funds	August 31, 2026

THIS PAGE IS INTENTIONALLY LEFT BLANK

99

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Corporate Bond Fund
Class A
Six Months Ended August 31, 2026 (Unaudited)	$8.57	$0.19	$(0.40)	$(0.21)	$(0.20)	$—	$(0.20)
Year Ended February 28, 2026	8.42	0.39	0.16	0.55	(0.40)	—	(0.40)
Year Ended February 28, 2025	8.26	0.40	0.15	0.55	(0.39)	—	(0.39)
Year Ended February 29, 2024	8.12	0.36	0.13	0.49	(0.35)	—	(0.35)
Year Ended February 28, 2023	9.45	0.26	(1.27)	(1.01)	(0.27)	(0.05)	(0.32)
Year Ended February 28, 2022	10.52	0.22	(0.51)	(0.29)	(0.32)	(0.46)	(0.78)
Class C
Six Months Ended August 31, 2026 (Unaudited)	8.55	0.17	(0.40)	(0.23)	(0.17)	—	(0.17)
Year Ended February 28, 2026	8.40	0.35	0.15	0.50	(0.35)	—	(0.35)
Year Ended February 28, 2025	8.24	0.35	0.16	0.51	(0.35)	—	(0.35)
Year Ended February 29, 2024	8.11	0.32	0.12	0.44	(0.31)	—	(0.31)
Year Ended February 28, 2023	9.43	0.22	(1.27)	(1.05)	(0.22)	(0.05)	(0.27)
Year Ended February 28, 2022	10.51	0.17	(0.52)	(0.35)	(0.27)	(0.46)	(0.73)
Class I
Six Months Ended August 31, 2026 (Unaudited)	8.59	0.20	(0.40)	(0.20)	(0.21)	—	(0.21)
Year Ended February 28, 2026	8.44	0.41	0.16	0.57	(0.42)	—	(0.42)
Year Ended February 28, 2025	8.28	0.42	0.15	0.57	(0.41)	—	(0.41)
Year Ended February 29, 2024	8.14	0.38	0.13	0.51	(0.37)	—	(0.37)
Year Ended February 28, 2023	9.47	0.28	(1.27)	(0.99)	(0.29)	(0.05)	(0.34)
Year Ended February 28, 2022	10.54	0.25	(0.52)	(0.27)	(0.34)	(0.46)	(0.80)
Class R6
Six Months Ended August 31, 2026 (Unaudited)	8.58	0.21	(0.40)	(0.19)	(0.21)	—	(0.21)
Year Ended February 28, 2026	8.44	0.42	0.15	0.57	(0.43)	—	(0.43)
Year Ended February 28, 2025	8.28	0.43	0.15	0.58	(0.42)	—	(0.42)
Year Ended February 29, 2024	8.14	0.39	0.13	0.52	(0.38)	—	(0.38)
Year Ended February 28, 2023	9.47	0.29	(1.27)	(0.98)	(0.30)	(0.05)	(0.35)
Year Ended February 28, 2022	10.54	0.25	(0.50)	(0.25)	(0.36)	(0.46)	(0.82)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Income Funds	August 31, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$8.16	(2.50)%	$47,822	0.74%	4.56%	0.98%	41%
8.57	6.66	54,413	0.74	4.60	0.99	78
8.42	6.82	47,165	0.74	4.74	1.00	70
8.26	6.15	35,066	0.74	4.41	1.03	131
8.12	(10.77)	26,475	0.74	3.10	1.00	119
9.45	(3.07)	32,861	0.75	2.18	0.98	71

8.15	(2.65)	4,205	1.24	4.06	1.49	41
8.55	6.14	5,287	1.24	4.10	1.50	78
8.40	6.30	5,256	1.24	4.24	1.51	70
8.24	5.51	5,571	1.24	3.91	1.54	131
8.11	(11.13)	4,028	1.24	2.62	1.53	119
9.43	(3.66)	4,590	1.25	1.68	1.48	71

8.18	(2.38)	123,047	0.49	4.81	0.73	41
8.59	6.91	133,439	0.49	4.85	0.74	78
8.44	7.07	127,407	0.49	4.99	0.76	70
8.28	6.40	74,313	0.49	4.70	0.78	131
8.14	(10.53)	53,149	0.49	3.30	0.76	119
9.47	(2.83)	81,447	0.50	2.42	0.73	71

8.18	(2.21)	209,308	0.39	4.91	0.48	41
8.58	6.90	214,008	0.39	4.95	0.49	78
8.44	7.18	182,821	0.39	5.09	0.50	70
8.28	6.51	140,126	0.39	4.73	0.53	131
8.14	(10.43)	160,551	0.39	3.44	0.51	119
9.47	(2.73)	191,567	0.40	2.45	0.44	71
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	101

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Emerging Markets Debt Fund
Class A
Six Months Ended August 31, 2026 (Unaudited)	$6.74	$0.21	$(0.16)	$0.05	$(0.22)
Year Ended February 28, 2026	6.30	0.41	0.41	0.82	(0.38)
Year Ended February 28, 2025	6.08	0.39	0.21	0.60	(0.38)
Year Ended February 29, 2024	5.90	0.35	0.16	0.51	(0.33)
Year Ended February 28, 2023	6.87	0.32	(0.94)	(0.62)	(0.35)
Year Ended February 28, 2022	7.94	0.32	(1.07)	(0.75)	(0.32)
Class C
Six Months Ended August 31, 2026 (Unaudited)	6.71	0.19	(0.15)	0.04	(0.21)
Year Ended February 28, 2026	6.27	0.38	0.41	0.79	(0.35)
Year Ended February 28, 2025	6.05	0.35	0.22	0.57	(0.35)
Year Ended February 29, 2024	5.88	0.31	0.15	0.46	(0.29)
Year Ended February 28, 2023	6.83	0.29	(0.92)	(0.63)	(0.32)
Year Ended February 28, 2022	7.90	0.28	(1.07)	(0.79)	(0.28)
Class I
Six Months Ended August 31, 2026 (Unaudited)	6.76	0.21	(0.16)	0.05	(0.23)
Year Ended February 28, 2026	6.31	0.43	0.42	0.85	(0.40)
Year Ended February 28, 2025	6.09	0.40	0.22	0.62	(0.40)
Year Ended February 29, 2024	5.92	0.36	0.15	0.51	(0.34)
Year Ended February 28, 2023	6.87	0.34	(0.92)	(0.58)	(0.37)
Year Ended February 28, 2022	7.95	0.34	(1.08)	(0.74)	(0.34)
Class R5
Six Months Ended August 31, 2026 (Unaudited)	6.84	0.22	(0.15)	0.07	(0.24)
Year Ended February 28, 2026	6.40	0.44	0.42	0.86	(0.42)
Year Ended February 28, 2025	6.17	0.41	0.22	0.63	(0.40)
Year Ended February 29, 2024	5.98	0.37	0.16	0.53	(0.34)
Year Ended February 28, 2023	6.95	0.34	(0.94)	(0.60)	(0.37)
Year Ended February 28, 2022	8.04	0.34	(1.09)	(0.75)	(0.34)
Class R6
Six Months Ended August 31, 2026 (Unaudited)	6.77	0.22	(0.16)	0.06	(0.24)
Year Ended February 28, 2026	6.32	0.44	0.42	0.86	(0.41)
Year Ended February 28, 2025	6.10	0.41	0.22	0.63	(0.41)
Year Ended February 29, 2024	5.92	0.37	0.16	0.53	(0.35)
Year Ended February 28, 2023	6.89	0.34	(0.93)	(0.59)	(0.38)
Year Ended February 28, 2022	7.96	0.35	(1.07)	(0.72)	(0.35)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

102

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$6.57	0.82%	$42,872	1.04%	6.33%	1.28%	49%
6.74	13.54	40,640	1.05	6.43	1.30	121
6.30	10.18	30,095	1.04	6.20	1.28	73
6.08	8.92	23,037	1.05	5.87	1.31	61
5.90	(8.89)	24,588	1.08	5.34	1.31	72
6.87	(9.83)	26,388	1.10	4.05	1.27	37

6.54	0.57	1,160	1.54	5.64	1.82	49
6.71	13.05	1,207	1.55	5.90	1.94	121
6.27	9.67	253	1.54	5.59	1.92	73
6.05	8.19	384	1.55	5.31	1.87	61
5.88	(9.11)	894	1.58	4.79	1.80	72
6.83	(10.36)	1,353	1.60	3.52	1.81	37

6.58	0.80	39,696	0.79	6.38	1.03	49
6.76	13.97	47,196	0.80	6.66	1.04	121
6.31	10.43	44,421	0.79	6.42	1.03	73
6.09	8.99	39,648	0.79	6.13	1.06	61
5.92	(8.36)	36,301	0.83	5.52	1.05	72
6.87	(9.73)	47,910	0.85	4.28	1.02	37

6.67	1.01	1	0.69	6.44	0.70	49
6.84	13.96	2	0.75	7.02	0.94	121
6.40	10.51	615	0.74	6.46	0.89	73
6.17	9.28	601	0.74	6.16	0.98	61
5.98	(8.52)	710	0.78	5.63	0.92	72
6.95	(9.69)	728	0.80	4.34	0.88	37

6.59	0.87	909,975	0.64	6.54	0.78	49
6.77	14.12	895,216	0.65	6.86	0.79	121
6.32	10.58	959,160	0.64	6.57	0.77	73
6.10	9.32	749,331	0.64	6.30	0.80	61
5.92	(8.50)	491,388	0.68	5.60	0.79	72
6.89	(9.44)	888,305	0.70	4.43	0.77	37

103

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Return of capital	Total distributions
JPMorgan Global Bond Opportunities Fund
Class A
Six Months Ended August 31, 2026 (Unaudited)	$9.97	$0.29	$(0.39)	$(0.10)	$(0.19)	$—	$—	$(0.19)
Year Ended February 28, 2026	9.70	0.48	0.28	0.76	(0.49)	—	—	(0.49)
Year Ended February 28, 2025	9.59	0.44	0.10	0.54	(0.42)	—	(0.01)	(0.43)
Year Ended February 29, 2024	9.49	0.40	0.05	0.45	(0.35)	—	—	(0.35)
Year Ended February 28, 2023	10.10	0.32	(0.60)	(0.28)	(0.33)	— (f)	—	(0.33)
Year Ended February 28, 2022	10.49	0.26	(0.39)	(0.13)	(0.26)	—	—	(0.26)
Class C
Six Months Ended August 31, 2026 (Unaudited)	9.93	0.22	(0.34)	(0.12)	(0.17)	—	—	(0.17)
Year Ended February 28, 2026	9.67	0.43	0.28	0.71	(0.45)	—	—	(0.45)
Year Ended February 28, 2025	9.55	0.40	0.11	0.51	(0.38)	—	(0.01)	(0.39)
Year Ended February 29, 2024	9.46	0.36	0.04	0.40	(0.31)	—	—	(0.31)
Year Ended February 28, 2023	10.06	0.28	(0.59)	(0.31)	(0.29)	— (f)	—	(0.29)
Year Ended February 28, 2022	10.45	0.21	(0.39)	(0.18)	(0.21)	—	—	(0.21)
Class I
Six Months Ended August 31, 2026 (Unaudited)	10.00	0.26	(0.35)	(0.09)	(0.20)	—	—	(0.20)
Year Ended February 28, 2026	9.73	0.50	0.29	0.79	(0.52)	—	—	(0.52)
Year Ended February 28, 2025	9.61	0.47	0.10	0.57	(0.44)	—	(0.01)	(0.45)
Year Ended February 29, 2024	9.52	0.43	0.03	0.46	(0.37)	—	—	(0.37)
Year Ended February 28, 2023	10.13	0.35	(0.60)	(0.25)	(0.36)	— (f)	—	(0.36)
Year Ended February 28, 2022	10.51	0.28	(0.38)	(0.10)	(0.28)	—	—	(0.28)
Class R6
Six Months Ended August 31, 2026 (Unaudited)	10.01	0.26	(0.34)	(0.08)	(0.21)	—	—	(0.21)
Year Ended February 28, 2026	9.74	0.52	0.28	0.80	(0.53)	—	—	(0.53)
Year Ended February 28, 2025	9.62	0.49	0.10	0.59	(0.46)	—	(0.01)	(0.47)
Year Ended February 29, 2024	9.52	0.44	0.05	0.49	(0.39)	—	—	(0.39)
Year Ended February 28, 2023	10.13	0.36	(0.60)	(0.24)	(0.37)	— (f)	—	(0.37)
Year Ended February 28, 2022	10.52	0.30	(0.39)	(0.09)	(0.30)	—	—	(0.30)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

104

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$9.68	(1.03)%	$162,942	0.89%	5.81%	1.07%	58%
9.97	8.04	163,154	0.89	4.84	1.07	111
9.70	5.75	131,980	0.89	4.59	1.07	164
9.59	4.85	161,627	0.90	4.25	1.07	131
9.49	(2.68)	157,631	0.90	3.34	1.07	52
10.10	(1.32)	205,516	0.90	2.44	1.07	51

9.64	(1.23)	57,359	1.29	4.55	1.56	58
9.93	7.55	55,307	1.29	4.43	1.57	111
9.67	5.47	26,342	1.29	4.20	1.56	164
9.55	4.32	31,551	1.30	3.83	1.57	131
9.46	(2.98)	45,718	1.30	2.94	1.57	52
10.06	(1.72)	56,993	1.30	2.04	1.57	51

9.71	(0.90)	3,349,017	0.64	5.20	0.81	58
10.00	8.28	3,167,536	0.64	5.09	0.81	111
9.73	6.12	2,828,769	0.64	4.86	0.81	164
9.61	4.98	2,779,525	0.65	4.51	0.82	131
9.52	(2.43)	2,508,577	0.65	3.61	0.81	52
10.13	(0.97)	2,833,995	0.65	2.69	0.81	51

9.72	(0.83)	656,673	0.49	5.35	0.57	58
10.01	8.44	644,900	0.49	5.24	0.57	111
9.74	6.27	536,441	0.49	5.02	0.57	164
9.62	5.25	431,754	0.50	4.66	0.58	131
9.52	(2.28)	393,108	0.50	3.71	0.57	52
10.13	(0.91)	676,287	0.50	2.84	0.57	51

105

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Strategic Income Opportunities Fund
Class A
Six Months Ended August 31, 2026 (Unaudited)	$11.39	$0.18	$(0.01)	$0.17	$(0.18)
Year Ended February 28, 2026	11.39	0.41	0.03	0.44	(0.44)
Year Ended February 28, 2025	11.39	0.52	0.01	0.53	(0.53)
Year Ended February 29, 2024	11.36	0.54	0.02	0.56	(0.53)
Year Ended February 28, 2023	11.45	0.23	(0.07)	0.16	(0.25)
Year Ended February 28, 2022	11.50	0.03	(0.05)	(0.02)	(0.03)
Class C
Six Months Ended August 31, 2026 (Unaudited)	11.30	0.15	—(f )	0.15	(0.15)
Year Ended February 28, 2026	11.31	0.35	0.02	0.37	(0.38)
Year Ended February 28, 2025	11.32	0.46	—(f )	0.46	(0.47)
Year Ended February 29, 2024	11.29	0.48	0.02	0.50	(0.47)
Year Ended February 28, 2023	11.39	0.16	(0.06)	0.10	(0.20)
Year Ended February 28, 2022	11.46	(0.02)	(0.05)	(0.07)	— (f)
Class I
Six Months Ended August 31, 2026 (Unaudited)	11.43	0.19	—(f )	0.19	(0.20)
Year Ended February 28, 2026	11.43	0.44	0.03	0.47	(0.47)
Year Ended February 28, 2025	11.43	0.55	0.01	0.56	(0.56)
Year Ended February 29, 2024	11.39	0.57	0.03	0.60	(0.56)
Year Ended February 28, 2023	11.48	0.26	(0.08)	0.18	(0.27)
Year Ended February 28, 2022	11.53	0.06	(0.05)	0.01	(0.06)
Class R5
Six Months Ended August 31, 2026 (Unaudited)	11.44	0.20	0.01	0.21	(0.21)
Year Ended February 28, 2026	11.45	0.46	0.01	0.47	(0.48)
Year Ended February 28, 2025	11.44	0.57	0.02	0.59	(0.58)
Year Ended February 29, 2024	11.41	0.58	0.02	0.60	(0.57)
Year Ended February 28, 2023	11.49	0.28	(0.07)	0.21	(0.29)
Year Ended February 28, 2022	11.54	0.08	(0.06)	0.02	(0.07)
Class R6
Six Months Ended August 31, 2026 (Unaudited)	11.45	0.21	—(f )	0.21	(0.21)
Year Ended February 28, 2026	11.45	0.47	0.02	0.49	(0.49)
Year Ended February 28, 2025	11.45	0.58	0.01	0.59	(0.59)
Year Ended February 29, 2024	11.41	0.60	0.02	0.62	(0.58)
Year Ended February 28, 2023	11.50	0.28	(0.07)	0.21	(0.30)
Year Ended February 28, 2022	11.54	0.09	(0.04)	0.05	(0.09)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

106

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$11.38	1.53%	$613,770	0.95%	3.11%	1.04%	310%
11.39	3.90	669,183	0.95	3.62	1.04	536
11.39	4.75	728,375	0.94	4.56	1.04	544
11.39	5.02	760,124	0.91	4.73	1.05	565
11.36	1.38	769,071	0.90	1.98	1.04	410
11.45	(0.17)	874,236	0.97	0.29	1.04	134

11.30	1.37	104,014	1.45	2.61	1.54	310
11.30	3.31	120,769	1.45	3.13	1.54	536
11.31	4.18	147,579	1.44	4.04	1.54	544
11.32	4.53	131,415	1.41	4.21	1.55	565
11.29	0.86	152,504	1.40	1.44	1.54	410
11.39	(0.60)	191,301	1.47	(0.19)	1.55	134

11.42	1.65	6,699,293	0.70	3.36	0.79	310
11.43	4.14	7,000,872	0.70	3.87	0.79	536
11.43	5.00	7,544,355	0.69	4.80	0.79	544
11.43	5.36	6,778,756	0.66	4.98	0.79	565
11.39	1.62	6,592,191	0.65	2.29	0.79	410
11.48	0.06	6,538,863	0.72	0.54	0.79	134

11.44	1.81	52,791	0.55	3.51	0.66	310
11.44	4.20	47,729	0.55	4.03	0.66	536
11.45	5.24	55,340	0.54	4.97	0.66	544
11.44	5.42	68,270	0.51	5.11	0.66	565
11.41	1.86	86,997	0.50	2.41	0.66	410
11.49	0.21	88,556	0.57	0.69	0.66	134

11.45	1.86	1,791,141	0.45	3.61	0.54	310
11.45	4.40	1,736,375	0.45	4.13	0.54	536
11.45	5.25	1,929,434	0.44	5.04	0.54	544
11.45	5.61	1,773,667	0.41	5.25	0.54	565
11.41	1.87	1,518,327	0.40	2.47	0.54	410
11.50	0.40	1,624,510	0.47	0.79	0.54	134

107

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 4 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Corporate Bond Fund	Class A, Class C, Class I and Class R6	Diversified
JPMorgan Emerging Markets Debt Fund	Class A, Class C, Class I, Class R5 and Class R6	Diversified
JPMorgan Global Bond Opportunities Fund	Class A, Class C, Class I and Class R6	Diversified
JPMorgan Strategic Income Opportunities Fund	Class A, Class C, Class I, Class R5 and Class R6	Diversified
The investment objective of JPMorgan Corporate Bond Fund (“Corporate Bond Fund”) and JPMorgan Global Bond Opportunities Fund (“Global Bond Opportunities Fund”) is to seek to provide total return.
The investment objective of JPMorgan Emerging Markets Debt Fund (“Emerging Markets Debt Fund”) is to seek to provide high total return from a portfolio of fixed income securities of emerging markets issuers.
The investment objective of JPMorgan Strategic Income Opportunities Fund (“Strategic Income Opportunities Fund”) is to seek to provide high total return.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class R2, Class R5, and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment.

108	J.P. Morgan Income Funds	August 31, 2026

An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Funds are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with foreign equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Certain short term investments may be valued using the amortized cost method, provided it approximates the fair market value of the investment. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can generally be expected to vary inversely with changes in prevailing interest rates.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Corporate Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,600	$—	$1,600
Corporate Bonds	—	358,344	—	358,344
Foreign Government Securities	—	764	—	764
U.S. Treasury Obligations	—	1,924	—	1,924
Short-Term Investments
Investment Companies	14,399	—	—	14,399
U.S. Treasury Obligations	—	1,112	—	1,112
Total Short-Term Investments	14,399	1,112	—	15,511
Total Investments in Securities	$14,399	$363,744	$—	$378,143

August 31, 2026	J.P. Morgan Income Funds	109

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
Corporate Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$12	$—	$12
Futures Contracts	382	—	—	382
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(40)	$—	$(40)
Futures Contracts	(203)	(22)	—	(225)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$179	$(50)	$—	$129

Emerging Markets Debt Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds
Angola	$—	$5,261	$—	$5,261
Bahrain	—	4,263	—	4,263
Brazil	—	884	—	884
Chile	—	17,739	—	17,739
Colombia	—	14,505	—	14,505
Costa Rica	—	1,223	—	1,223
Guatemala	—	757	—	757
India	—	1,294	—	1,294
Indonesia	—	7,237	—	7,237
Jamaica	—	1,855	—	1,855
Kazakhstan	—	6,789	—	6,789
Kyrgyzstan	—	3,618	—	3,618
Macau	—	384	—	384
Mexico	—	49,307	—	49,307
Mongolia	—	5,302	—	5,302
Oman	—	2,283	—	2,283
Panama	—	1,955	—	1,955
Paraguay	—	4,014	—	4,014
Peru	—	12,457	—	12,457
Russia	—	—	— (a)	— (a)
Saudi Arabia	—	10,156	—	10,156
Serbia	—	2,355	—	2,355
South Africa	—	2,538	—	2,538
Trinidad And Tobago	—	1,859	—	1,859
Turkey	—	7,196	—	7,196
Ukraine	—	1,032	—	1,032
Uzbekistan	—	12,494	—	12,494
Venezuela, Bolivarian Republic of	—	10,960	—	10,960
Total Corporate Bonds	—	189,717	— (a)	189,717
Foreign Government Securities	—	721,557	—	721,557
U.S. Treasury Obligations	—	4,658	—	4,658
Short-Term Investments
Foreign Government Treasury Bills	—	25,972	—	25,972

110	J.P. Morgan Income Funds	August 31, 2026

Emerging Markets Debt Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment Companies	$31,985	$—	$—	$31,985
Total Short-Term Investments	31,985	25,972	—	57,957
Total Investments in Securities	$31,985	$941,904	$— (a)	$973,889
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$38	$—	$38
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(343)	$—	$(343)
Futures Contracts	(558)	—	—	(558)
Swaps	—	(547)	—	(547)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(558)	$(852)	$—	$(1,410)

(a)	Value is zero.

Global Bond Opportunities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$5,137	$—	$5,137
Collateralized Mortgage Obligations	—	11,683	—	11,683
Commercial Mortgage-Backed Securities
United States	—	24,554	6,479	31,033
Common Stocks
France	—	—	49	49
Luxembourg	—	—	479	479
United States	234	2,037	1,536	3,807
Total Common Stocks	234	2,037	2,064	4,335
Convertible Bonds	—	140,114	—	140,114
Corporate Bonds
Angola	—	1,994	—	1,994
Australia	—	17,642	—	17,642
Austria	—	2,200	—	2,200
Belgium	—	13,670	—	13,670
Brazil	—	24,068	—	24,068
Canada	—	49,230	—	49,230
Chile	—	741	—	741
China	—	5,421	—	5,421
Colombia	—	9,773	—	9,773
Czech Republic	—	1,020	—	1,020
Denmark	—	15,079	—	15,079
Finland	—	929	—	929
France	—	170,339	—	170,339
Germany	—	90,339	—	90,339
Greece	—	1,280	—	1,280
Hungary	—	2,916	—	2,916
India	—	7,825	—	7,825

August 31, 2026	J.P. Morgan Income Funds	111

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
Global Bond Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Indonesia	$—	$11,742	$—	$11,742
Ireland	—	60,724	—	60,724
Italy	—	147,951	—	147,951
Jamaica	—	3,631	—	3,631
Japan	—	7,703	—	7,703
Jersey	—	3,411	—	3,411
Kazakhstan	—	9,491	—	9,491
Luxembourg	—	34,074	—	34,074
Macau	—	3,871	—	3,871
Malaysia	—	3,772	—	3,772
Mexico	—	30,577	—	30,577
Netherlands	—	31,735	—	31,735
Nigeria	—	1,973	—	1,973
Norway	—	1,258	—	1,258
Panama	—	3,128	—	3,128
Peru	—	2,371	—	2,371
Poland	—	733	—	733
Portugal	—	11,672	—	11,672
Saudi Arabia	—	5,168	—	5,168
Slovenia	—	2,309	—	2,309
South Africa	—	19,537	—	19,537
Spain	—	59,520	—	59,520
Sweden	—	14,294	—	14,294
Switzerland	—	19,108	—	19,108
Trinidad And Tobago	—	2,244	—	2,244
Turkey	—	1,976	—	1,976
United Kingdom	—	134,466	—	134,466
United States	—	1,284,678	447	1,285,125
Total Corporate Bonds	—	2,327,583	447	2,328,030
Foreign Government Securities	—	768,619	—	768,619
Loan Assignments
Canada	—	2,188	—	2,188
United Kingdom	—	1,483	—	1,483
United States	—	90,868	621	91,489
Total Loan Assignments	—	94,539	621	95,160
Mortgage-Backed Securities	—	415,967	—	415,967
Preferred Stocks
United States	—	125	549	674
Rights	—	—	527	527
U.S. Treasury Obligations	—	246,485	—	246,485
Warrants	—	4	— (a)	4
Short-Term Investments
Investment Companies	214,713	—	—	214,713
Total Investments in Securities	$214,947	$4,036,847	$10,687	$4,262,481
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$6,493	$—	$6,493
Futures Contracts	13,050	—	—	13,050

112	J.P. Morgan Income Funds	August 31, 2026

Global Bond Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Swaps	$—	$3,608	$—	$3,608
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(10,818)	$—	$(10,818)
Futures Contracts	(11,530)	(6,930)	—	(18,460)
Swaps	—	(33,937)	—	(33,937)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,520	$(41,584)	$—	$(40,064)

(a)	Amount rounds to less than one thousand.

Strategic Income Opportunities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$31,505	$—	$31,505
Collateralized Mortgage Obligations	—	448,687	—	448,687
Commercial Mortgage-Backed Securities	—	3,453	—	3,453
Common Stocks
Aerospace & Defense	—	—	20	20
Broadline Retail	—	—	374	374
Chemicals	—	—	2	2
Financial Services	—	496	—	496
Health Care Equipment & Supplies	—	658	—	658
Health Care Providers & Services	—	—	2,364	2,364
Machinery	—	—	— (a)	— (a)
Media	192	—	—	192
Oil, Gas & Consumable Fuels	372	—	—	372
Specialty Retail	—	162	—	162
Total Common Stocks	564	1,316	2,760	4,640
Convertible Bonds	—	353,946	—	353,946
Convertible Preferred Stocks	10,666	—	—	10,666
Corporate Bonds
Aerospace & Defense	—	—	480	480
Automobile Components	—	1,865	—	1,865
Automobiles	—	253,963	—	253,963
Banks	—	1,235,636	—	1,235,636
Beverages	—	122,106	—	122,106
Biotechnology	—	57,528	—	57,528
Broadline Retail	—	73,900	—	73,900
Building Products	—	799	—	799
Capital Markets	—	336,751	—	336,751
Chemicals	—	1,228	—	1,228
Commercial Services & Supplies	—	1,054	—	1,054
Consumer Finance	—	606,860	—	606,860
Consumer Staples Distribution & Retail	—	66,729	—	66,729
Containers & Packaging	—	862	—	862
Diversified Telecommunication Services	—	73,429	—	73,429

August 31, 2026	J.P. Morgan Income Funds	113

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
Strategic Income Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Electric Utilities	$—	$98,808	$—	$98,808
Entertainment	—	43,816	—	43,816
Financial Services	—	202,992	—	202,992
Ground Transportation	—	409	— (a)	409
Health Care Equipment & Supplies	—	27,713	—	27,713
Health Care Providers & Services	—	22,410	—	22,410
Health Care Technology	—	4,209	—	4,209
Independent Power and Renewable Electricity Producers	—	6,423	—	6,423
Industrial Conglomerates	—	16,440	—	16,440
Insurance	—	437	—	437
Interactive Media & Services	—	56,014	—	56,014
IT Services	—	673	—	673
Machinery	—	23,394	—	23,394
Media	—	6,559	—	6,559
Metals & Mining	—	27,293	—	27,293
Multi-Utilities	—	36,965	—	36,965
Oil, Gas & Consumable Fuels	—	67,147	— (a)	67,147
Personal Care Products	—	—	— (a)	— (a)
Pharmaceuticals	—	202,479	—	202,479
Software	—	44,326	—	44,326
Specialized REITs	—	48,181	—	48,181
Specialty Retail	—	—	— (b)	— (b)
Technology Hardware, Storage & Peripherals	—	18,401	—	18,401
Tobacco	—	10,052	—	10,052
Total Corporate Bonds	—	3,797,851	480	3,798,331
Loan Assignments
Aerospace & Defense	—	423	—	423
Automobile Components	—	1,551	—	1,551
Building Products	—	805	—	805
Chemicals	—	2,285	524	2,809
Commercial Services & Supplies	—	1,550	—	1,550
Consumer Staples Distribution & Retail	—	211	2,671	2,882
Containers & Packaging	—	616	—	616
Diversified Consumer Services	—	712	—	712
Diversified Telecommunication Services	—	216	—	216
Electric Utilities	—	740	—	740
Entertainment	—	991	—	991
Ground Transportation	—	1,396	—	1,396
Health Care Equipment & Supplies	—	716	—	716
Health Care Providers & Services	—	1,408	—	1,408
Insurance	—	1,297	—	1,297
IT Services	—	1,150	—	1,150
Leisure Products	—	—	22	22
Life Sciences Tools & Services	—	969	—	969
Machinery	—	355	—	355
Media	—	2,208	—	2,208
Oil, Gas & Consumable Fuels	—	974	—	974
Personal Care Products	—	847	—	847

114	J.P. Morgan Income Funds	August 31, 2026

Strategic Income Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Pharmaceuticals	$—	$364	$—	$364
Professional Services	—	1,501	—	1,501
Semiconductors & Semiconductor Equipment	—	245	—	245
Software	—	3,211	—	3,211
Specialty Retail	—	1,785	591	2,376
Total Loan Assignments	—	28,526	3,808	32,334
Mortgage-Backed Securities	—	743,999	—	743,999
Options Purchased	12	—	—	12
Preferred Stocks	—	—	2,908	2,908
Rights	—	—	1,926	1,926
Short-Term Investments
Investment Companies	4,432,538	—	—	4,432,538
Repurchase Agreements	—	65,000	—	65,000
U.S. Treasury Obligations	—	12,334	—	12,334
Total Short-Term Investments	4,432,538	77,334	—	4,509,872
Total Investments in Securities	$4,443,780	$5,486,617	$11,882	$9,942,279
Liabilities
TBA Short Commitment	$—	$(273,161)	$—	$(273,161)
Total Liabilities in Securities Sold Short	$—	$(273,161)	$—	$(273,161)
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$473	$—	$473
Futures Contracts	80	—	—	80
Swaps	—	182	—	182
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,098)	$—	$(2,098)
Futures Contracts	(1,627)	—	—	(1,627)
Options Written
Call Options Written	(12)	—	—	(12)
Swaps	—	(20,419)	—	(20,419)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(1,559)	$(21,862)	$—	$(23,421)

(a)	Amount rounds to less than one thousand.
(b)	Value is zero.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2026, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Repurchase Agreements— Strategic Income Opportunities Fund may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan.

August 31, 2026	J.P. Morgan Income Funds	115

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Funds' repurchase agreements are not subject to master netting arrangements.
D. Loan Assignments— Corporate Bond Fund, Global Bond Opportunities Fund and Strategic Income Opportunities Fund invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The above Funds invested in loan assignments of all or a portion of the loans. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan. In addition, it is unclear whether loans, loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loans are secured by collateral, a Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.
Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid when purchased, may become illiquid and difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a Fund may not receive the proceeds from a sale of such investments for a period after the sale.
Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.
E. Unfunded Commitments— Global Bond Opportunities Fund entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Funds to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.D.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Funds may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of Interest income from non-affiliates on the Statements of Operations.
At August 31, 2026, Global Bond Opportunities Fund had the following loan commitments outstanding in which all or a portion of the commitments were unfunded, and which could be extended at the options of the borrower:
				Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
Global Bond Opportunities Fund
Raven Acquisition Holdings LLC, 1st Lien Delayed Draw Term Loan (a)	11/19/2031	3.000%	0.000%	$164	$164	$—	$—	$164	$164
F. Commercial and Residential Loans— Strategic Income Opportunities Fund invests in wholly owned limited liability companies or corporations; the Funds through these wholly owned entities make loans directly to the borrower. These loans are collateralized with real property or interests in real property.
G. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— Global Bond Opportunities Fund and Strategic Income Opportunities Fund purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
Global Bond Opportunities Fund and Strategic Income Opportunities Fund may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a Fund and the counterparty. Daily movement of cash collateral is subject to

116	J.P. Morgan Income Funds	August 31, 2026

minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in a separate segregated account maintained by JPMCB.
Global Bond Opportunities Fund and Strategic Income Opportunities Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2026, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2026 are detailed on the SOI, if any.
The Funds' delayed delivery securities collateral requirements and collateral posted or received by counterparty as of August 31, 2026 are as follows:
Fund		Counterparty	Collateral amount
Global Bond Opportunities Fund	Collateral Posted	Morgan Stanley	$80
Strategic Income Opportunities Fund	Collateral Received	BMO Capital Markets Corp.	(500)
	Collateral Received	Citigroup Global Markets, Inc.	(420)
	Collateral Received	Mizuho Securities USA LLC	(1,050)
H. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value (but generally 102% or 105%, as explained below) plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
The Funds did not lend out any securities during the six months ended August 31, 2026.

August 31, 2026	J.P. Morgan Income Funds	117

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
I. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Corporate Bond Fund
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b)	$—	$2,436	$16	$—	$(1)	$2,419	2,419	$13	$—
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.68% (a) (b)	17,558	118,283	123,858	(3)	—	11,980	11,979	235	—
Total	$17,558	$120,719	$123,874	$(3)	$(1)	$14,399		$248	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.

Emerging Markets Debt Fund
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.68% (a) (b)	$58,264	$302,039	$328,298	$(18)	$(2)	$31,985	31,982	$642	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.

Global Bond Opportunities Fund
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.68% (a) (b)	$253,766	$952,770	$991,762	$(30)	$(31)	$214,713	214,692	$5,537	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.

118	J.P. Morgan Income Funds	August 31, 2026

Strategic Income Opportunities Fund
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b)	$5,014,691	$2,764,984	$3,345,717	$(304)	$(1,116)	$4,432,538	4,432,095	$87,749	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.
J. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
K. Derivatives— The Funds used derivative instruments including futures contracts, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategy. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds' risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.
The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds' ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds' net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.
Notes K(1) — K(4) below describe the various derivatives used by the Funds.
(1) Options— Strategic Income Opportunities Fund purchased and/or sold ("wrote") put and call options on securities to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.
Options Purchased — Premiums paid by the Fund for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized

August 31, 2026	J.P. Morgan Income Funds	119

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Fund will lose the entire premium it paid and records a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Fund for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation of options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
(2) Futures Contracts— The Funds used futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price, foreign exchange and interest rate risk/risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(3) Forward Foreign Currency Exchange Contracts— The Funds are exposed to foreign currency risks associated with some or all of their portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Funds' forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

120	J.P. Morgan Income Funds	August 31, 2026

The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(4) Swaps— Emerging Markets Debt Fund, Global Bond Opportunities Fund and Strategic Income Opportunities Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by a Fund are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and are amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is reported as Deposits at broker for centrally cleared swaps on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/ depreciation on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Funds’ OTC swap contracts are subject to master netting arrangements.
Credit Default Swaps
Emerging Markets Debt Fund, Global Bond Opportunities Fund and Strategic Income Opportunities Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Interest Rate Swaps
Global Bond Opportunities Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of their portfolios. These are agreements between counterparties to exchange periodic

August 31, 2026	J.P. Morgan Income Funds	121

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate, while the other is typically based on a fixed interest rate.
(5) Summary of Derivatives Information—The following tables present the value of derivatives held as of August 31, 2026, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	Corporate Bond Fund	Emerging Markets Debt Fund	Global Bond Opportunities Fund	Strategic Income Opportunities Fund
Foreign Exchange Rate Risk Exposure:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$12	$38	$6,493	$473
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(40)	(343)	(10,818)	(2,098)
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	382	—	13,050	80
Swaps at Value (Assets) **	—	—	3,608	—
Purchased Options at Market Value	—	—	—	12
Unrealized Depreciation on Futures Contracts *	(225)	(558)	(18,460)	(1,627)
Swaps at Value (Liabilities) **	—	—	(25,776)	—
Written Options at Market Value	—	—	—	(12)
Credit Risk Exposure:
Swaps at Value (Assets) **	—	1,289	—	1,534
Swaps at Value (Liabilities) **	—	—	(13,537)	(24,788)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	157	(558)	(5,410)	(1,547)
Swaps at Value **	—	1,289	(35,705)	(23,254)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	(28)	(305)	(4,325)	(1,625)
Purchased Options at Market Value	—	—	—	12
Written Options at Market Value	—	—	—	(12)

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**	Includes the fair value of centrally cleared swap contracts as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2026, by primary underlying risk exposure:
	Corporate Bond Fund	Emerging Markets Debt Fund	Global Bond Opportunities Fund	Strategic Income Opportunities Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$160	$2,615	$347	$5,176
Interest Rate Risk Exposure:
Futures Contracts	(2,083)	(4,354)	9,275	(14,619)
Swap Contracts	—	—	(4,922)	—
Purchased Options	—	—	—	(224)
Written Options	—	—	—	242
Credit Risk Exposure:
Swap Contracts	—	(317)	(2,247)	(1,365)

122	J.P. Morgan Income Funds	August 31, 2026

	Corporate Bond Fund	Emerging Markets Debt Fund	Global Bond Opportunities Fund	Strategic Income Opportunities Fund
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$(67)	$(1,375)	$(9,405)	$(2,390)
Interest Rate Risk Exposure:
Futures Contracts	(94)	(993)	(9,193)	(1,887)
Swap Contracts	—	—	(34,625)	—
Purchased Options	—	—	—	(632)
Written Options	—	—	—	1,609
Credit Risk Exposure:
Swap Contracts	—	(672)	(6,868)	(5,650)
Derivatives Volume
The table below discloses the volume of the Funds' options, futures contracts, forward foreign currency exchange contracts and swaps activity during the six months ended August 31, 2026. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity (amounts in thousands, except number of contracts):
	Corporate Bond Fund	Emerging Markets Debt Fund	Global Bond Opportunities Fund	Strategic Income Opportunities Fund
Futures Contracts:
Average Notional Balance Long	$123,526	$89,123	$1,867,329	$1,249,559
Average Notional Balance Short	(73,827)	—	(1,449,231)	(214,993)
Ending Notional Balance Long	107,586	100,842	1,808,171	896,211
Ending Notional Balance Short	(55,045)	—	(1,768,745)	(177,402)
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	(2,123)	(59,893)	(1,155,514)	(108,874)
Average Settlement Value Sold	5,831	104,498	1,779,331	204,942
Ending Settlement Value Purchased	(3,860)	(16,248)	(1,205,715)	(98,633)
Ending Settlement Value Sold	7,615	61,117	1,838,964	193,449
Interest Rate-Related Swaps:
Average Notional Balance - Pays Fixed Rate	—	—	103,758	—
Average Notional Balance - Receives Fixed Rate	—	—	3,881,405	—
Ending Notional Balance - Pays Fixed Rate	—	—	239,527	—
Ending Notional Balance - Receives Fixed Rate	—	—	3,556,588	—
Exchange-Traded Options:
Average Number of Contracts Purchased	—	—	—	2,366
Average Number of Contracts Written	—	—	—	(2,366)
Ending Number of Contracts Purchased	—	—	—	1,840
Ending Number of Contracts Written	—	—	—	(1,840)
Credit Default Swaps:
Average Notional Balance - Buy Protection	—	51,210	181,250	949,191
Average Notional Balance - Sell Protection	—	1,543	—	—
Ending Notional Balance - Buy Protection	—	91,530	156,018	1,193,784
The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding non-deliverable forward foreign currency exchange contracts and/or OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.F), otherwise the cash collateral is included on the

August 31, 2026	J.P. Morgan Income Funds	123

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
Statements of Assets and Liabilities as Restricted cash for OTC derivatives. Collateral received by the Funds is held in a separate segregated account maintained by JPMCB, an affiliate of the Funds. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.
Global Bond Opportunities Fund's and Strategic Income Opportunities Fund's derivative contracts collateral requirements and collateral posted or received by counterparty as of August 31, 2026 are as follows:
Fund		Fund Counterparty	Value of contracts	Collateral amount
Global Bond Opportunities Fund	Collateral Posted	Goldman Sachs International	$970	$5,870
	Collateral Received	Merrill Lynch International	336	(390)
Strategic Income Opportunities Fund	Collateral Received	Bank of America NA	242	(220)
	Collateral Received	Barclays Bank plc	(102)	(40)
The Funds' derivatives contracts held at August 31, 2026 are not accounted for as hedging instruments under GAAP.
L. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend. Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Funds. These amounts are included in Interest income from non-affiliates on the Statements of Operations.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
M. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended August 31, 2026, are as follows:
	Class A	Class C	Class I	Class R5	Class R6	Total
Corporate Bond Fund
Transfer agency fees	$1	$— (a)	$1	n/a	$4	$6
Emerging Markets Debt Fund
Transfer agency fees	2	— (a)	1	n/a	4	7
Global Bond Opportunities Fund
Transfer agency fees	4	1	11	n/a	24	40
Strategic Income Opportunities Fund
Transfer agency fees	14	3	32	$5	50	104

(a)	Amount rounds to less than one thousand.
N. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2026, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

124	J.P. Morgan Income Funds	August 31, 2026

O. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
P. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared daily and paid at least monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
Q. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Corporate Bond Fund	0.30%
Emerging Markets Debt Fund	0.65
Global Bond Opportunities Fund	0.45
Strategic Income Opportunities Fund	0.45
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended August 31, 2026, the effective annualized rate was 0.075% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the administration fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A , Class C and Class R2 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C
Corporate Bond Fund	0.25%	0.75%
Emerging Markets Debt Fund	0.25	0.75
Global Bond Opportunities Fund	0.25	0.75
Strategic Income Opportunities Fund	0.25	0.75
JPMDS waived distribution fees as outlined in Note 3.F.

August 31, 2026	J.P. Morgan Income Funds	125

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2026, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Corporate Bond Fund	$2	$—
Emerging Markets Debt Fund	4	—
Global Bond Opportunities Fund	4	—
Strategic Income Opportunities Fund	4	—
D. Service Fees— The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R5
Corporate Bond Fund	0.25%	0.25%	0.25%	n/a
Emerging Markets Debt Fund	0.25	0.25	0.25	0.10%
Global Bond Opportunities Fund	0.25	0.25	0.25	n/a
Strategic Income Opportunities Fund	0.25	0.25	0.25	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R5	Class R6
Corporate Bond Fund	0.75%	1.25%	0.50%	n/a	0.40%
Emerging Markets Debt Fund	1.05	1.55	0.80	0.75%	0.65
Global Bond Opportunities Fund	0.90	1.30	0.65	n/a	0.50
Strategic Income Opportunities Fund	1.00	1.50	0.75	0.60	0.50

The expense limitation agreements were in effect for the six months ended August 31, 2026 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2028.

126	J.P. Morgan Income Funds	August 31, 2026

For the six months ended August 31, 2026, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Corporate Bond Fund	$91	$61	$138	$290	$—
Emerging Markets Debt Fund	355	236	45	636	4
Global Bond Opportunities Fund	803	536	1,675	3,014	—
Strategic Income Opportunities Fund	1,125	748	18	1,891	41
Additionally, the Funds may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the Affiliated Money Market Fund on the applicable Fund’s investment in such Affiliated Money Market Fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these Affiliated Money Market Funds for the six months ended August 31, 2026 were as follows:

Corporate Bond Fund	$14
Emerging Markets Debt Fund	38
Global Bond Opportunities Fund	300
Strategic Income Opportunities Fund	2,548
G. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Board's independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended August 31, 2026, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended August 31, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government
Corporate Bond Fund	$152,688	$164,634	$1,998
Emerging Markets Debt Fund	449,773	430,012	—
Global Bond Opportunities Fund	2,292,739	2,266,909	248,282
Strategic Income Opportunities Fund	18,884,715	19,784,689	—

August 31, 2026	J.P. Morgan Income Funds	127

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2026 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Corporate Bond Fund	$388,619	$1,818	$12,165	$(10,347)
Emerging Markets Debt Fund	940,063	49,853	15,601	34,252
Global Bond Opportunities Fund	4,257,591	120,332	160,882	(40,550)
Strategic Income Opportunities Fund	9,664,346	29,239	50,905	(21,666)
At February 28, 2026, the following Funds had net capital loss carryforwards, which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Corporate Bond Fund	$12,793	$35,123
Emerging Markets Debt Fund	298,780	295,315
Global Bond Opportunities Fund	64,922	147,123
Strategic Income Opportunities Fund	70,300	716,389
Specified ordinary losses and net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2026, the Funds deferred to March 1, 2026 the following specified ordinary losses and net capital losses (gains):
	Net Capital Losses (Gains)
	Short-Term	Long-Term
Global Bond Opportunities Fund	$(1,313)	$18,490
Strategic Income Opportunities Fund	(10,219)	22,840
During the year ended February 28, 2026, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Corporate Bond Fund	$638	$18
Emerging Markets Debt Fund	5,270	1,720
Global Bond Opportunities Fund	—	8,315
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2026.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.

128	J.P. Morgan Income Funds	August 31, 2026

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2026.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 4, 2026, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended August 31, 2026.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of August 31, 2026, the Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Corporate Bond Fund	1	23.4%	3	49.6%
Emerging Markets Debt Fund	—	—	2	33.7
Global Bond Opportunities Fund	1	12.5	3	45.3
Strategic Income Opportunities Fund	1	11.7	3	38.8
As of August 31, 2026, J.P. Morgan Investor Funds, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated funds of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Emerging Markets Debt Fund	16.0%	19.4%	21.0%
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Emerging Markets Debt Fund’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Funds’ investments and the income they generate, as well as the Funds’ ability to repatriate such amounts.
The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

August 31, 2026	J.P. Morgan Income Funds	129

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e. the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Emerging Markets Debt Fund, Global Bond Opportunities Fund and Strategic Income Opportunities Fund invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Fund to value accurately.
The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.
The Funds invest in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit Fund's ability to buy and sell securities.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. Emerging Markets Debt Fund invests a substantial portion of its assets in emerging market countries. These risks are magnified in countries in emerging markets. Emerging market countries typically have less established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. Additionally, the Funds may have substantial difficulties exercising their legal rights or enforcing a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular in emerging market countries, which can increase the risks of loss.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, supply chain disruptions, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

130	J.P. Morgan Income Funds	August 31, 2026

The Funds may have elements of risk not typically associated with investment in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the year. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

August 31, 2026	J.P. Morgan Income Funds	131

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. August 2026.
SAN-INC-826

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreements’ annual renewal. The Board held meetings on June 23-24, 2026 and August 11-13, 2026, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings and recommendations. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 13, 2026.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). Further, at each of the investment committees’ regular meetings throughout the year, the Trustees reviewed information regarding select J.P. Morgan Funds’ investment teams, processes and performance. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees reviewing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
The Adviser’s risk management processes, systems and

oversight;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information for each Fund. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less the Adviser’s quantification of the expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make industry-wide comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered information regarding the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. In addition to the service arrangements with JPMCB and other affiliates described above, the Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale and/or share in any benefits or economies of scale realized by the Adviser. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased no longer had a Fee Cap in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, cybersecurity measures, and investments into artificial intelligence), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds advised or sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the Corporate Bond Fund’s performance for Class A shares was in the first, second and second quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees noted that the performance for Class I shares was in the second, fourth and second quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees noted that the performance for Class R6 shares was in the second, second and first quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Emerging Markets Debt Fund’s performance for Class A shares was in the second, third and fourth quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees noted that the performance for Class I shares was in the third, third and fifth quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees noted that the performance for Class R6 shares was in the second, third and fifth quintiles of the

Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with members of the Fixed Income Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Global Bond Opportunities Fund’s performance for Class A, Class I and Class R6 shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Strategic Income Opportunities Fund’s performance for Class A shares was in the fourth, fifth and third quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees noted that the performance for Class I shares was in the fourth, fourth and third quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees noted that the performance for Class R6 shares was in the fifth, fifth and third quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser. In doing so, the Trustees compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Peer Group (the “Peer Group”), a subset of funds within the Universe. The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the Corporate Bond Fund’s net advisory fee for Class A and Class I shares was in the first quintile of the Peer Group, and that the actual total expenses for Class A and Class I shares were in the second quintile of the Peer Group. The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile of the Peer Group, and that the actual total expenses for Class R6 shares were in the third quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Emerging Markets Debt Fund’s net advisory fee and actual total expenses for Class A shares were both in the third quintile of the Peer Group. The Trustees noted that the net advisory fee for Class I shares was in the second quintile of the Peer Group, and that the actual total expenses for Class I shares were in the third quintile of the Peer Group. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were both in the second quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Global Bond Opportunities Fund’s net advisory fee and actual total expenses for Class A shares were both in the second quintile of the Peer Group. The Trustees noted that the net advisory fee for Class I shares was in the second quintile of the Peer Group, and that the actual total expenses for Class I shares were in the fourth quintile of the Peer Group. The Trustees noted that while Broadridge did provide net advisory fee and actual total expense data for funds in the Peer Group and Universe for Class R6 shares, Broadridge did not calculate quintile rankings due to the limited number of funds in both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Strategic Income Opportunities Fund’s net advisory fee for Class A shares was in the first quintile of the Peer Group, and that the actual total expenses for Class A shares were in the second quintile of the Peer Group. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of the Peer Group, and that the actual total expenses for Class I shares were in the third quintile of the Peer Group. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were both in the first quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

Semi-Annual Financial Statements
J.P. Morgan Income Funds
August 31, 2026 (Unaudited)
JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Floating Rate Income Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Fund
JPMorgan Income Fund
JPMorgan Short Duration Bond Fund
JPMorgan Short Duration Core Plus Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 32.4%
U.S. Treasury Bonds
4.25%, 5/15/2039	55,245	51,926
4.38%, 5/15/2040	209,953	197,569
1.13%, 8/15/2040	29,845	18,168
3.88%, 8/15/2040	54,475	48,374
2.25%, 5/15/2041	207,900	147,057
2.75%, 11/15/2042	289,890	213,069
3.13%, 2/15/2043	138,080	106,775
3.88%, 2/15/2043	3,905	3,346
3.88%, 5/15/2043	101,570	86,747
3.63%, 8/15/2043	531,973	437,984
4.38%, 8/15/2043	44,779	40,693
3.75%, 11/15/2043	256,218	214,002
3.63%, 2/15/2044	198,360	162,322
3.00%, 11/15/2044	50,821	37,463
3.00%, 11/15/2045	9,035	6,567
2.50%, 2/15/2046	70,000	46,397
2.25%, 8/15/2046	75,659	47,372
3.00%, 2/15/2047	5,431	3,883
3.00%, 2/15/2048	78,220	55,246
3.13%, 5/15/2048	43,243	31,164
3.00%, 8/15/2048	4,200	2,950
2.88%, 5/15/2049	12,946	8,807
2.25%, 8/15/2049	180,150	107,091
2.38%, 11/15/2049	98,830	60,170
2.00%, 2/15/2050	76,853	42,749
1.38%, 8/15/2050	395,273	184,466
1.63%, 11/15/2050	62,475	31,098
1.88%, 2/15/2051	204,145	108,109
2.38%, 5/15/2051	166,815	99,496
2.00%, 8/15/2051	144,750	78,476
1.88%, 11/15/2051	200,075	104,617
2.25%, 2/15/2052	150,605	86,345
2.88%, 5/15/2052	131,125	86,542
3.00%, 8/15/2052	172,625	116,731
4.00%, 11/15/2052	200,103	163,553
3.63%, 2/15/2053	28,800	21,984
4.63%, 5/15/2054	33,110	30,014
4.25%, 8/15/2054	6,595	5,616
4.50%, 11/15/2054	20,140	17,885
4.75%, 5/15/2055	26,990	24,960
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	3,348	3,321
3.63%, 4/15/2028	18,719	19,093
2.50%, 1/15/2029	5,579	5,624
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Notes
4.13%, 2/28/2027	150,000	150,086
2.63%, 5/31/2027	200,000	197,802
2.75%, 7/31/2027	113,240	111,755
3.13%, 8/31/2027	111,315	110,138
0.38%, 9/30/2027	31,575	30,300
4.13%, 10/31/2027	318,905	318,369
4.25%, 1/15/2028	53,280	53,236
1.25%, 3/31/2028	160,035	152,602
3.63%, 3/31/2028	12,000	11,872
1.25%, 4/30/2028	85,520	81,331
2.88%, 5/15/2028	7,030	6,863
1.25%, 6/30/2028	782,088	739,959
1.00%, 7/31/2028	149,415	140,322
1.75%, 1/31/2029	48,420	45,524
1.88%, 2/28/2029	218,300	205,475
3.88%, 4/15/2029	391,194	386,212
2.88%, 4/30/2029	617,050	593,670
3.25%, 6/30/2029	270,000	261,773
3.13%, 8/31/2029	86,645	83,545
3.88%, 9/30/2029	175,000	172,286
4.00%, 10/31/2029	113,000	111,583
4.38%, 12/31/2029	33,345	33,285
3.88%, 7/31/2030	45,000	44,060
3.63%, 9/30/2030	80,000	77,500
4.88%, 10/31/2030	315,775	320,524
3.88%, 3/31/2031	43,580	42,484
4.13%, 3/31/2031	235,323	231,766
1.63%, 5/15/2031	23,990	21,096
1.25%, 8/15/2031	115,000	98,487
1.38%, 11/15/2031	28,783	24,609
4.50%, 12/31/2031	14,685	14,668
4.38%, 1/31/2032	37,635	37,347
1.88%, 2/15/2032	292,700	255,301
4.13%, 2/29/2032	30,000	29,409
2.88%, 5/15/2032	116,650	106,885
4.13%, 5/31/2032	264,440	258,800
4.00%, 7/31/2032	228,000	221,436
2.75%, 8/15/2032	171,000	154,949
3.75%, 10/31/2032	108,995	104,197
4.13%, 11/15/2032	21,000	20,491
3.88%, 8/15/2033	14,250	13,622
4.50%, 11/15/2033	1,226,022	1,216,396
4.00%, 2/15/2034	972,166	932,976
3.88%, 8/15/2034	665,045	630,026
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	1

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
4.25%, 11/15/2034	374,335	363,339
4.25%, 5/15/2035	61,730	59,736
U.S. Treasury STRIPS Bonds
1.43%, 11/15/2027 (a)	50,000	47,530
1.77%, 8/15/2029 (a)	100,000	87,723
4.70%, 8/15/2030 (a)	63,190	52,876
3.24%, 11/15/2030 (a)	195,970	162,024
4.88%, 2/15/2031 (a)	449,750	367,477
4.75%, 5/15/2031 (a)	261,915	211,425
4.89%, 8/15/2031 (a)	567,895	453,059
4.77%, 11/15/2031 (a)	167,615	132,099
5.39%, 5/15/2032 (a)	113,297	87,172
4.01%, 8/15/2032 (a)	149,800	113,818
4.45%, 11/15/2032 (a)	122,788	92,160
4.64%, 2/15/2033 (a)	36,300	26,901
4.85%, 5/15/2033 (a)	108,105	79,144
7.06%, 8/15/2033 (a)	24,963	18,032
5.83%, 11/15/2033 (a)	60,239	42,997
4.08%, 8/15/2034 (a)	209,640	143,790
4.24%, 11/15/2034 (a)	319,920	216,601
4.30%, 2/15/2035 (a)	148,502	99,261
4.37%, 5/15/2035 (a)	102,600	67,696
4.36%, 8/15/2035 (a)	519,891	338,530
4.26%, 11/15/2035 (a)	91,000	58,455
4.25%, 2/15/2036 (a)	156,923	99,541
4.32%, 5/15/2036 (a)	198,352	124,238
4.44%, 8/15/2036 (a)	205,971	127,230
4.55%, 11/15/2036 (a)	266,521	162,319
4.47%, 2/15/2037 (a)	304,519	182,962
4.42%, 5/15/2037 (a)	234,743	139,071
4.47%, 8/15/2037 (a)	211,050	123,172
4.46%, 11/15/2037 (a)	147,236	84,682
4.63%, 2/15/2038 (a)	5,014	2,845
5.27%, 8/15/2039 (a)	17,900	9,284
4.91%, 5/15/2040 (a)	40,000	19,830
4.79%, 8/15/2040 (a)	31,482	15,360
5.31%, 11/15/2040 (a)	216,030	103,707
5.33%, 2/15/2041 (a)	138,670	65,392
5.44%, 8/15/2041 (a)	178,550	81,581
4.98%, 2/15/2042 (a)	87,575	38,742
5.38%, 2/15/2043 (a)	16,580	6,891
5.36%, 5/15/2046 (a)	19,005	6,497
Total U.S. Treasury Obligations (Cost $18,511,638)		16,936,027
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 25.8%
Aerospace & Defense — 0.6%
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (b)	14,745	12,904
5.80%, 10/11/2041 (b)	2,500	2,506
3.00%, 9/15/2050 (b)	5,645	3,558
Boeing Co. (The)
5.04%, 5/1/2027	9,155	9,177
5.15%, 5/1/2030	14,590	14,632
6.39%, 5/1/2031	11,580	12,147
3.60%, 5/1/2034	5,076	4,485
6.53%, 5/1/2034	19,270	20,560
5.71%, 5/1/2040	12,565	12,359
5.81%, 5/1/2050	14,000	13,197
Honeywell Aerospace, Inc.
4.60%, 3/16/2033	38,555	37,279
4.95%, 3/16/2036	14,975	14,386
L3Harris Technologies, Inc.
5.25%, 6/1/2031	22,080	22,205
5.40%, 7/31/2033	11,863	11,909
4.85%, 4/27/2035	1,918	1,841
Leidos, Inc.
2.30%, 2/15/2031	8,020	7,079
5.75%, 3/15/2033	8,600	8,726
5.00%, 3/15/2036	18,335	17,341
Northrop Grumman Corp. 5.15%, 5/1/2040	13,000	12,335
RTX Corp.
5.15%, 2/27/2033	11,955	11,967
4.50%, 6/1/2042	13,927	12,054
4.15%, 5/15/2045	7,861	6,282
3.75%, 11/1/2046	7,060	5,225
4.35%, 4/15/2047	4,020	3,244
2.82%, 9/1/2051	10,000	5,915
3.03%, 3/15/2052	3,840	2,355
6.40%, 3/15/2054	5,495	5,755
		291,423
Automobiles — 0.0% ^
Hyundai Capital America
2.38%, 10/15/2027 (b)	9,020	8,791
1.80%, 1/10/2028 (b)	12,950	12,438
		21,229
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — 6.9%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (b) (c)	17,700	17,712
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (c)	15,800	14,966
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (b) (c)	19,600	19,526
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (b) (c)	7,745	7,985
(SOFR + 1.65%), 5.32%, 5/15/2031 (b) (c)	16,965	17,019
(SOFRINDX + 1.91%), 5.87%, 3/28/2035 (b) (c)	42,860	43,669
Banco Bilbao Vizcaya Argentaria SA (Spain) 5.13%, 3/3/2036	37,200	35,540
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	6,400	6,394
5.59%, 8/8/2028	37,800	38,355
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.62%, 8/25/2034 (c)	9,400	9,363
5.13%, 11/6/2035	21,200	20,287
Bank of America Corp.
4.25%, 10/22/2026	6,055	6,055
(SOFR + 1.32%), 2.69%, 4/22/2032 (c)	22,915	20,533
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	19,870	17,519
(SOFR + 2.16%), 5.02%, 7/22/2033 (c)	26,230	25,904
(SOFR + 1.84%), 5.87%, 9/15/2034 (c)	28,820	29,637
(SOFR + 1.31%), 5.51%, 1/24/2036 (c)	53,000	52,931
(SOFR + 1.13%), 5.05%, 2/6/2037 (c)	58,670	56,339
(SOFR + 1.57%), 5.49%, 4/23/2037 (c)	53,440	51,883
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	54,117	37,847
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	34,388	34,310
(SOFR + 1.62%), 5.60%, 3/20/2030 (b) (c)	33,280	33,738
Bank of Montreal (Canada) Series J, (SOFR + 0.97%), 4.44%, 1/14/2032 (c)	20,850	20,239
Bank of Nova Scotia (The) (Canada)
4.85%, 2/1/2030	7,526	7,504
(SOFR + 1.05%), 4.81%, 2/2/2034 (c)	26,940	26,018
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (b)	23,810	23,754
5.79%, 7/13/2028 (b)	24,190	24,591
5.54%, 1/22/2030 (b)	13,575	13,711
4.54%, 1/15/2031 (b)	16,730	16,228
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (c)	52,040	52,075
(SOFR + 1.14%), 4.52%, 2/24/2032 (c)	9,620	9,289
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	10,428	9,227
(SOFR + 2.98%), 6.22%, 5/9/2034 (c)	7,324	7,564
(SOFR + 1.59%), 5.79%, 2/25/2036 (c)	16,020	15,992
(SOFR + 1.51%), 5.21%, 2/24/2037 (c)	16,335	15,487
(SOFR + 1.51%), 5.59%, 6/26/2037 (c)	15,000	14,600
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (Mexico) 5.40%, 6/3/2031 (b)	33,059	32,782
BNP Paribas SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (b) (c)	2,500	2,518
(SOFR + 1.52%), 5.18%, 1/9/2030 (b) (c)	20,560	20,654
(SOFR + 1.59%), 5.50%, 5/20/2030 (b) (c)	26,260	26,510
(SOFR + 0.94%), 4.89%, 6/30/2030 (b) (c)	10,745	10,666
(SOFR + 1.28%), 5.28%, 11/19/2030 (b) (c)	28,910	28,975
(SOFR + 1.62%), 5.79%, 1/13/2033 (b) (c)	32,240	32,708
(SOFR + 1.56%), 3.13%, 1/20/2033 (b) (c)	12,958	11,558
BPCE SA (France)
(SOFR + 1.98%), 6.61%, 10/19/2027 (b) (c)	23,410	23,471
5.28%, 5/30/2029 (b)	9,560	9,670
(SOFR + 1.68%), 5.88%, 1/14/2031 (b) (c)	19,250	19,560
(SOFR + 1.27%), 4.76%, 1/13/2032 (b) (c)	11,500	11,197
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (c)	15,245	13,355
(SOFR + 1.22%), 5.18%, 6/2/2032 (b) (c)	24,401	24,013
(SOFR + 1.96%), 6.03%, 5/28/2036 (b) (c)	36,735	36,587
CaixaBank SA (Spain)
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (b) (c)	27,576	27,984
(SOFR + 1.36%), 4.89%, 7/3/2031 (b) (c)	49,395	48,802
(SOFR + 2.77%), 6.84%, 9/13/2034 (b) (c)	10,504	11,234
(SOFR + 2.26%), 6.04%, 6/15/2035 (b) (c)	30,700	31,392
(SOFR + 1.79%), 5.58%, 7/3/2036 (b) (c)	26,134	25,758
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	3

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Canadian Imperial Bank of Commerce (Canada) 3.60%, 4/7/2032	8,000	7,386
Citigroup, Inc.
4.30%, 11/20/2026	6,200	6,199
4.45%, 9/29/2027	1,491	1,488
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (c)	11,100	10,957
(3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (c)	6,399	6,329
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	21,204	20,920
(SOFR + 1.46%), 4.95%, 5/7/2031 (c)	18,415	18,302
(SOFR + 1.17%), 4.50%, 9/11/2031 (c)	23,430	22,860
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	3,330	2,978
(SOFR + 2.34%), 6.27%, 11/17/2033 (c)	50,000	52,426
(SOFR + 1.45%), 5.45%, 6/11/2035 (c)	31,800	31,703
(SOFR + 1.83%), 6.02%, 1/24/2036 (c)	31,830	32,032
(SOFR + 1.49%), 5.17%, 9/11/2036 (c)	19,340	18,790
(SOFR + 1.38%), 2.90%, 11/3/2042 (c)	1,526	1,066
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (b) (c)	12,800	12,729
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (b) (c)	25,880	25,776
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 5.71%, 1/21/2033 (b) (c)	21,400	21,870
Credit Agricole SA (France)
(SOFR + 1.46%), 5.22%, 5/27/2031 (b) (c)	14,822	14,789
(SOFR + 1.17%), 4.66%, 1/12/2032 (b) (c)	15,002	14,562
(SOFR + 1.74%), 5.86%, 1/9/2036 (b) (c)	45,845	46,060
(SOFR + 1.43%), 5.26%, 1/12/2037 (b) (c)	32,045	30,546
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (b) (c)	29,115	29,574
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (b) (c)	10,433	10,299
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (b) (c)	13,405	13,332
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.42%, 9/12/2031 (b) (c)	14,355	13,926
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (b) (c)	22,075	21,711
(SOFR + 1.05%), 4.38%, 11/4/2031 (b) (c)	17,715	17,176
Fifth Third Bancorp
(SOFR + 1.84%), 5.63%, 1/29/2032 (c)	8,401	8,502
(SOFR + 0.95%), 4.57%, 4/29/2032 (c)	14,810	14,353
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	13,465	12,795
(SOFR + 1.29%), 5.29%, 11/19/2030 (c)	43,090	43,256
(SOFR + 1.29%), 5.13%, 3/3/2031 (c)	11,185	11,157
(SOFR + 1.57%), 5.24%, 5/13/2031 (c)	17,890	17,916
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	20,470	18,386
(SOFR + 1.19%), 4.62%, 11/6/2031 (c)	8,585	8,385
(SOFR + 1.21%), 4.68%, 3/10/2032 (c)	30,950	30,150
(SOFR + 1.16%), 5.24%, 8/14/2032 (c)	8,540	8,485
(SOFR + 1.41%), 2.87%, 11/22/2032 (c)	13,085	11,577
(SOFR + 1.43%), 5.13%, 11/6/2036 (c)	15,845	15,162
(SOFR + 1.55%), 5.28%, 3/10/2037 (c)	41,370	39,769
(SOFR + 1.47%), 5.73%, 8/14/2037 (c)	19,810	19,629
(SOFR + 2.65%), 6.33%, 3/9/2044 (c)	3,840	3,936
Huntington Bancshares, Inc.
(SOFR + 1.28%), 5.27%, 1/15/2031 (c)	17,160	17,202
(SOFRINDX + 1.87%), 5.71%, 2/2/2035 (c)	13,000	13,016
ING Groep NV (Netherlands)
(SOFR + 1.56%), 6.08%, 9/11/2027 (c)	7,083	7,086
Series VAR, (SOFRINDX + 1.26%), 4.80%, 3/23/2032 (c)	21,980	21,565
(SOFRINDX + 1.61%), 5.42%, 3/23/2037 (c)	15,870	15,496
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (b) (c)	27,938	27,164
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.32%, 9/21/2034 (b) (c)	36,960	38,676
KeyCorp
(SOFRINDX + 2.06%), 4.79%, 6/1/2033 (c)	3,780	3,643
(SOFR + 1.37%), 5.31%, 1/28/2037 (c)	10,115	9,714
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (c)	6,805	6,826
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
4.38%, 3/22/2028	6,745	6,716
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.64%, 10/13/2027 (c)	14,590	14,542
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (c)	20,600	20,609
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.19%, 9/12/2036 (c)	19,000	18,410
Mizuho Financial Group, Inc. (Japan)
(3-MONTH CME TERM SOFR + 1.57%), 2.87%, 9/13/2030 (c)	11,274	10,605
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (c)	30,645	30,206
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (c)	15,000	15,247
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.32%, 7/8/2036 (c)	33,520	32,852
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.97%), 5.34%, 7/13/2037 (c)	31,225	30,289
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.81%, 9/13/2029 (c)	4,480	4,562
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (c)	14,835	14,879
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (c)	25,946	25,560
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (c)	41,515	42,071
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (b)	18,278	18,499
PNC Financial Services Group, Inc. (The)
(SOFR + 1.26%), 4.81%, 10/21/2032 (c)	21,370	20,983
(SOFR + 1.42%), 5.37%, 7/21/2036 (c)	38,175	37,625
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (c)	34,180	33,818
Santander Holdings USA, Inc.
(SOFR + 2.50%), 6.17%, 1/9/2030 (c)	29,735	30,372
(SOFR + 1.28%), 5.22%, 6/5/2032 (c)	23,410	23,072
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFR + 1.60%), 5.70%, 6/5/2037 (c)	10,525	10,249
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	45,000	45,929
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (c)	20,755	20,547
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (c)	34,925	35,346
(SOFRINDX + 1.58%), 5.14%, 9/22/2036 (c)	24,590	23,308
Skandinaviska Enskilda Banken AB (Sweden) 4.50%, 9/3/2030 (b)	15,500	15,168
Societe Generale SA (France)
5.25%, 2/19/2027 (b)	25,708	25,809
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (b) (c)	11,289	11,502
3.00%, 1/22/2030 (b)	6,844	6,371
(SOFR + 1.65%), 5.51%, 5/22/2031 (b) (c)	30,301	30,410
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.34%, 1/21/2033 (b) (c)	13,084	11,712
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (b) (c)	36,630	37,378
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (b) (c)	21,602	22,609
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (b) (c)	16,372	16,550
(SOFR + 1.73%), 5.44%, 10/3/2036 (b) (c)	30,570	29,243
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (b) (c)	15,994	16,081
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (b) (c)	7,725	7,698
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.24%, 1/13/2037 (b) (c)	12,115	11,574
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.18%), 5.85%, 8/13/2037 (b) (c)	7,460	7,405
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.04%, 7/16/2029	25,422	24,162
5.71%, 1/13/2030	23,065	23,534
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	5

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
5.24%, 4/15/2030	23,100	23,219
Toronto-Dominion Bank (The) (Canada) 5.30%, 1/30/2032	25,100	25,265
Truist Financial Corp.
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	5,344	5,585
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	12,630	12,392
(SOFR + 2.36%), 5.87%, 6/8/2034 (c)	10,000	10,175
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	10,759	10,822
(SOFR + 1.40%), 4.96%, 10/23/2036 (c)	40,260	38,157
US Bancorp
(SOFR + 1.30%), 5.08%, 5/15/2031 (c)	19,230	19,221
(SOFR + 1.86%), 5.68%, 1/23/2035 (c)	12,600	12,732
Wells Fargo & Co.
4.30%, 7/22/2027	2,925	2,920
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	15,412	15,622
(SOFR + 1.79%), 6.30%, 10/23/2029 (c)	46,180	47,519
(SOFR + 2.10%), 4.90%, 7/25/2033 (c)	15,023	14,696
(SOFR + 2.02%), 5.39%, 4/24/2034 (c)	18,175	18,151
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	16,715	16,843
(SOFR + 1.38%), 5.21%, 12/3/2035 (c)	95,840	93,799
(SOFR + 1.74%), 5.61%, 4/23/2036 (c)	93,141	93,494
(SOFR + 1.10%), 4.96%, 1/23/2037 (c)	19,170	18,256
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	11,119	8,177
(SOFR + 2.13%), 4.61%, 4/25/2053 (c)	2,800	2,247
		3,585,611
Beverages — 0.1%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	21,807	20,658
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 5.80%, 1/23/2059	605	587
Coca-Cola Femsa SAB de CV (Mexico) 1.85%, 9/1/2032	11,205	9,176
Constellation Brands, Inc.
4.75%, 5/9/2032	5,000	4,871
4.50%, 5/9/2047	3,680	2,953
5.25%, 11/15/2048	3,091	2,749
Keurig Dr. Pepper, Inc. 3.20%, 5/1/2030	13,500	12,603
Maple Parent Holdings Corp.
5.05%, 3/26/2031 (b)	8,695	8,562
5.70%, 3/26/2036 (b)	8,621	8,490
		70,649
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Biotechnology — 0.5%
AbbVie, Inc.
5.05%, 3/15/2034	10,770	10,654
4.55%, 3/15/2035	3,881	3,670
4.50%, 5/14/2035	15,614	14,694
4.75%, 3/15/2036	12,735	12,136
5.30%, 9/15/2036	4,300	4,253
4.05%, 11/21/2039	33,708	28,735
4.63%, 10/1/2042	9,850	8,597
4.40%, 11/6/2042	12,902	10,982
4.75%, 3/15/2045	7,000	6,071
4.45%, 5/14/2046	2,145	1,769
4.25%, 11/21/2049	10,194	7,944
5.55%, 3/15/2056	11,475	10,729
6.00%, 9/15/2056	8,520	8,467
Amgen, Inc.
5.25%, 3/2/2030	17,235	17,390
4.85%, 2/19/2036	19,115	18,233
3.15%, 2/21/2040	12,815	9,660
5.60%, 3/2/2043	23,181	22,312
4.66%, 6/15/2051	17,300	14,066
5.65%, 3/2/2053	16,083	14,989
5.75%, 3/2/2063	7,500	6,923
Biogen, Inc.
3.25%, 2/15/2051	3,480	2,185
6.45%, 5/15/2055	5,340	5,484
		239,943
Broadline Retail — 0.2%
Amazon.com, Inc.
4.88%, 3/13/2036	24,800	23,574
6.00%, 7/9/2046	23,000	22,392
3.95%, 4/13/2052	27,400	19,409
5.80%, 3/13/2056	19,300	17,803
6.10%, 7/9/2056	34,000	32,836
3.25%, 5/12/2061	7,000	3,997
		120,011
Building Products — 0.0% ^
Masco Corp. 6.50%, 8/15/2032	10,095	10,494
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	10,410	10,471
		20,965
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — 2.5%
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (c)	19,650	20,925
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	3,664	3,625
4.85%, 3/29/2029	5,160	5,149
Charles Schwab Corp. (The) (SOFR + 1.32%), 5.66%, 8/12/2037 (c)	19,610	19,545
Deutsche Bank AG (Germany)
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	4,955	4,931
(SOFR + 1.21%), 5.37%, 1/10/2029 (c)	24,880	25,042
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	8,661	8,868
5.41%, 5/10/2029	16,725	16,971
(SOFR + 2.51%), 6.82%, 11/20/2029 (c)	11,195	11,623
(SOFR + 1.70%), 5.00%, 9/11/2030 (c)	6,960	6,931
(SOFR + 1.72%), 5.30%, 5/9/2031 (c)	30,818	30,762
(SOFR + 1.30%), 4.95%, 8/4/2031 (c)	26,935	26,533
(SOFR + 3.04%), 3.55%, 9/18/2031 (c)	10,555	9,842
(SOFR + 1.10%), 4.47%, 12/10/2031 (c)	9,255	9,010
(SOFR + 1.72%), 3.04%, 5/28/2032 (c)	17,877	16,066
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	14,889	14,837
(SOFR + 1.85%), 3.62%, 3/15/2028 (c)	15,385	15,309
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (c)	18,675	18,376
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	25,535	25,521
(SOFR + 1.58%), 5.22%, 4/23/2031 (c)	39,376	39,400
(SOFR + 0.96%), 4.52%, 1/21/2032 (c)	20,000	19,374
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	11,700	10,374
(SOFR + 1.03%), 4.97%, 6/3/2032 (c)	9,280	9,136
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	12,855	11,217
(SOFR + 1.17%), 5.24%, 7/21/2032 (c)	38,375	38,155
(SOFR + 1.41%), 3.10%, 2/24/2033 (c)	23,688	21,150
(SOFR + 1.34%), 5.09%, 4/20/2034 (c)	24,430	23,830
(SOFR + 1.55%), 5.33%, 7/23/2035 (c)	53,955	52,986
(SOFR + 1.38%), 5.54%, 1/28/2036 (c)	13,000	12,865
(SOFR + 1.33%), 4.94%, 10/21/2036 (c)	44,510	42,032
(SOFR + 1.19%), 5.07%, 1/21/2037 (c)	37,520	35,626
(SOFR + 1.31%), 5.43%, 6/3/2037 (c)	16,600	16,166
(SOFR + 1.45%), 5.66%, 7/21/2037 (c)	50,000	49,534
6.75%, 10/1/2037	1,435	1,514
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (c)	4,600	3,900
(3-MONTH CME TERM SOFR + 1.69%), 4.41%, 4/23/2039 (c)	16,126	14,078
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
(SOFR + 1.51%), 3.21%, 4/22/2042 (c)	1,000	722
(SOFR + 1.63%), 3.44%, 2/24/2043 (c)	5,469	4,007
(SOFR + 1.82%), 6.22%, 7/21/2057 (c)	17,020	16,838
Jefferies Financial Group, Inc. 6.45%, 6/8/2027	3,725	3,773
Macquarie Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (b) (c) (d)	8,095	7,247
Morgan Stanley
4.35%, 9/8/2026	1,640	1,640
(SOFR + 1.00%), 2.48%, 1/21/2028 (c)	5,806	5,760
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (c)	17,528	17,312
(SOFR + 1.26%), 5.66%, 4/18/2030 (c)	4,930	5,005
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	16,015	16,037
Series I, (SOFR + 1.07%), 4.36%, 10/22/2031 (c)	36,385	35,191
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	11,200	9,662
(SOFR + 1.20%), 4.71%, 3/12/2032 (c)	26,800	26,161
(SOFRINDX + 1.18%), 4.81%, 4/16/2032 (c)	21,880	21,422
(SOFRINDX + 1.16%), 5.17%, 7/14/2032 (c)	10,790	10,710
(SOFR + 1.87%), 5.25%, 4/21/2034 (c)	28,395	28,045
(SOFR + 1.88%), 5.42%, 7/21/2034 (c)	9,295	9,251
(SOFR + 1.73%), 5.47%, 1/18/2035 (c)	11,146	11,087
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	21,675	21,344
Series I, (SOFR + 1.31%), 4.89%, 10/22/2036 (c)	18,980	17,939
(SOFR + 1.18%), 5.07%, 1/30/2037 (c)	31,685	30,206
(SOFRINDX + 1.41%), 5.30%, 4/10/2037 (c)	38,000	36,752
(SOFRINDX + 1.43%), 5.61%, 7/17/2037 (c)	13,750	13,614
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (c)	21,000	21,246
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (c)	10,600	9,426
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	9,350	6,872
(SOFR + 1.78%), 5.90%, 3/13/2047 (c)	27,000	26,288
Nasdaq, Inc. 5.55%, 2/15/2034	7,712	7,790
Nomura Holdings, Inc. (Japan)
2.68%, 7/16/2030	12,180	11,066
5.55%, 7/14/2036	27,030	26,417
State Street Corp.
(SOFR + 1.57%), 4.82%, 1/26/2034 (c)	9,010	8,805
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	7

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.22%), 4.78%, 10/23/2036 (c)	13,330	12,633
UBS Group AG (Switzerland)
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (b) (c)	2,991	2,957
(SOFR + 1.06%), 4.40%, 9/23/2031 (b) (c)	8,035	7,806
(SOFR + 1.73%), 3.09%, 5/14/2032 (b) (c)	13,127	11,915
(SOFR + 1.29%), 4.84%, 11/6/2033 (b) (c)	37,905	36,663
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 6.30%, 9/22/2034 (b) (c)	9,855	10,284
(SOFR + 1.76%), 5.58%, 5/9/2036 (b) (c)	8,000	7,956
(SOFR + 1.34%), 5.01%, 3/23/2037 (b) (c)	32,415	30,764
(SOFR + 1.34%), 5.20%, 8/10/2037 (b) (c)	29,685	28,424
		1,308,240
Chemicals — 0.1%
CF Industries, Inc. 5.30%, 11/26/2035	3,570	3,471
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (b)	31,177	27,908
Nutrien Ltd. (Canada)
4.13%, 3/15/2035	6,522	5,860
5.25%, 1/15/2045	4,729	4,277
5.00%, 4/1/2049	4,150	3,546
		45,062
Commercial Services & Supplies — 0.1%
Element Fleet Management Corp. (Canada)
5.64%, 3/13/2027 (b)	6,890	6,920
6.32%, 12/4/2028 (b)	25,788	26,575
5.04%, 3/25/2030 (b)	23,200	23,090
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	4,000	2,143
JGWB Holdings, Inc. Class A, 0.00%, 2/15/2030 ‡ (e)	2,219	2,219
		60,947
Communications Equipment — 0.0% ^
Motorola Solutions, Inc. 5.65%, 8/17/2036	6,470	6,445
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.35%, 1/15/2032	17,240	14,913
5.30%, 8/9/2033	15,860	15,702
5.10%, 8/9/2035	26,000	25,062
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Construction & Engineering — continued
5.55%, 8/9/2036	8,220	8,094
3.05%, 10/1/2041	3,330	2,353
		66,124
Construction Materials — 0.0% ^
CRH America, Inc. 5.13%, 5/18/2045 (b)	6,052	5,361
Consumer Finance — 0.8%
Aercap Funding DAC (Ireland) 4.88%, 7/7/2031	17,910	17,577
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	39,380	39,264
5.10%, 1/19/2029	3,835	3,846
4.63%, 9/10/2029	22,915	22,656
3.30%, 1/30/2032	12,605	11,374
4.75%, 1/15/2033	12,970	12,464
5.00%, 11/15/2035	14,740	14,010
Aircastle Ltd. 5.75%, 10/1/2031 (b)	23,060	23,333
American Express Co.
(SOFR + 1.22%), 4.92%, 7/20/2033 (c)	16,625	16,336
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (c)	5,720	5,702
(SOFR + 1.24%), 4.80%, 10/24/2036 (c)	28,320	26,774
Avolon Holdings Funding Ltd. (Ireland)
2.53%, 11/18/2027 (b)	29,501	28,673
4.95%, 1/15/2028 (b)	25,172	25,209
5.75%, 3/1/2029 (b)	6,790	6,878
4.20%, 4/15/2029 (b)	14,100	13,757
5.15%, 1/15/2030 (b)	19,965	19,842
4.90%, 10/10/2030 (b)	10,505	10,298
4.70%, 1/30/2031 (b)	17,510	17,033
4.95%, 10/15/2032 (b)	6,712	6,456
4.85%, 4/1/2033 (b)	29,422	28,085
Capital One Financial Corp.
(SOFR + 2.64%), 6.31%, 6/8/2029 (c)	29,565	30,269
(SOFR + 2.86%), 6.38%, 6/8/2034 (c)	16,445	17,088
(SOFR + 1.63%), 5.20%, 9/11/2036 (c)	7,500	7,153
HSBC Finance Corp. 7.63%, 5/17/2032	9,000	9,723
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (b)	13,025	13,231
Synchrony Financial (SOFRINDX + 2.13%), 5.94%, 8/2/2030 (c)	8,500	8,622
		435,653
Consumer Staples Distribution & Retail — 0.1%
CVS Pass-Through Trust 7.51%, 1/10/2032 (b)	2,905	3,009
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
Kroger Co. (The)
5.00%, 9/15/2034	9,140	8,832
5.00%, 4/15/2042	9,000	8,103
3.88%, 10/15/2046	11,000	8,098
5.50%, 9/15/2054	6,950	6,236
		34,278
Containers & Packaging — 0.1%
Amcor Flexibles North America, Inc.
5.10%, 3/17/2030	6,000	6,014
5.13%, 3/12/2036	15,315	14,751
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035	5,760	5,707
		26,472
Diversified — 0.3%
Ygrene Frn 8.50%, 7/25/2045 ‡ (b)	149,977	150,727
Diversified Consumer Services — 0.0% ^
Claremont Mckenna College Series 2019, 3.38%, 1/1/2050	10,000	6,634
Pepperdine University Series 2020, 3.30%, 12/1/2059	9,620	5,933
University of Miami Series 2022, 4.06%, 4/1/2052	6,570	4,904
University of Southern California Series A, 3.23%, 10/1/2120	9,370	5,032
		22,503
Diversified REITs — 0.1%
Equinix Europe 2 Financing Corp. LLC 4.70%, 3/15/2033	28,285	26,903
Safehold GL Holdings LLC 2.80%, 6/15/2031	3,991	3,560
Simon Property Group LP 3.25%, 9/13/2049	12,865	8,419
WP Carey, Inc.
2.45%, 2/1/2032	10,980	9,486
2.25%, 4/1/2033	12,000	9,875
5.20%, 9/15/2036	9,640	9,245
		67,488
Diversified Telecommunication Services — 1.0%
AT&T, Inc.
1.65%, 2/1/2028	3,535	3,390
2.25%, 2/1/2032	26,520	22,813
4.75%, 4/30/2033	29,475	28,356
3.50%, 6/1/2041	35,836	26,569
3.65%, 6/1/2051	16,997	10,904
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued
3.55%, 9/15/2055	25,312	15,344
3.80%, 12/1/2057	4,454	2,798
Beacon Point DC LLC 6.13%, 11/30/2042 (b)	96,050	91,162
Comcast Corp.
5.30%, 6/1/2034	3,950	3,885
4.20%, 8/15/2034	3,361	3,050
3.25%, 11/1/2039	19,265	14,064
3.75%, 4/1/2040	8,535	6,565
4.00%, 11/1/2049	5,553	3,746
3.45%, 2/1/2050	8,500	5,219
2.80%, 1/15/2051	24,803	13,157
2.89%, 11/1/2051	14,886	7,972
4.05%, 11/1/2052	1,350	901
2.94%, 11/1/2056	15,473	7,907
2.99%, 11/1/2063	962	468
Grupo Televisa SAB (Mexico) 6.13%, 1/31/2046	767	604
Orange SA (France) 4.75%, 1/13/2033 (b)	53,360	51,366
RD Michigan Property Owner I LLC 7.50%, 3/30/2045 (b)	42,867	40,869
Sopaipilla Investor LLC 7.53%, 11/30/2048 (b) (f)	39,100	40,054
Space Exploration Technologies Corp.
5.35%, 7/15/2031 (b)	48,600	47,504
5.65%, 7/15/2033 (b)	47,635	45,955
5.88%, 7/15/2036 (b)	22,715	21,408
Verizon Communications, Inc. 3.40%, 3/22/2041	7,000	5,216
		521,246
Electric Utilities — 2.7%
AEP Transmission Co. LLC 5.40%, 3/15/2053	4,030	3,671
Appalachian Power Co. Series P, 6.70%, 8/15/2037	3,740	3,963
Appalachian Power Recovery Funding LLC Series A-3, 5.84%, 4/1/2046	18,480	18,276
Ausgrid Finance Pty. Ltd. (Australia) 4.35%, 8/1/2028 (b)	1,500	1,485
Baltimore Gas and Electric Co.
3.20%, 9/15/2049	8,020	5,130
2.90%, 6/15/2050	7,770	4,656
5.65%, 6/1/2054	17,320	16,163
Cleveland Electric Illuminating Co. (The) 3.50%, 4/1/2028 (b)	3,890	3,807
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	4,231	4,251
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	9

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
DTE Electric Co. 2.95%, 3/1/2050	8,800	5,485
DTE Electric Securitization Funding II LLC Series A-1, 5.97%, 3/1/2032	14,408	14,900
Duke Energy Carolinas LLC 5.40%, 1/15/2054	9,705	8,839
Duke Energy Corp.
3.75%, 9/1/2046	16,415	11,764
6.10%, 9/15/2053	26,040	25,341
5.70%, 9/15/2055	18,525	16,981
Duke Energy Florida Project Finance LLC Series 2032, 2.86%, 3/1/2033	9,430	8,550
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	6,895	4,495
Duke Energy Progress LLC 2.90%, 8/15/2051	9,495	5,656
Duke Energy Progress NC Storm Funding LLC Series A-2, 2.39%, 7/1/2037	5,000	4,207
Duquesne Light Holdings, Inc.
3.62%, 8/1/2027 (b)	8,002	7,919
2.78%, 1/7/2032 (b)	6,275	5,492
Edison International
5.75%, 6/15/2027	2,000	2,004
4.13%, 3/15/2028	6,730	6,606
5.00%, 5/5/2028	5,080	5,068
5.25%, 11/15/2028	15,800	15,711
Electricite de France SA (France)
5.95%, 4/22/2034 (b)	15,392	15,890
5.25%, 4/22/2036 (b)	3,889	3,729
Emera US Finance LP (Canada) 4.75%, 6/15/2046	40,095	33,091
ENEL Finance International NV (Italy)
3.50%, 4/6/2028 (b)	4,500	4,412
5.13%, 6/26/2029 (b)	15,935	16,036
5.50%, 6/26/2034 (b)	22,930	22,799
5.00%, 9/30/2035 (b)	12,700	12,069
5.38%, 7/13/2036 (b)	3,170	3,070
6.00%, 10/7/2039 (b)	897	890
Entergy Arkansas LLC
2.65%, 6/15/2051	8,425	4,726
5.75%, 6/1/2054	6,750	6,374
Entergy Louisiana LLC
2.40%, 10/1/2026	4,979	4,972
3.05%, 6/1/2031	4,606	4,231
5.80%, 3/15/2055	17,840	16,899
Entergy Mississippi LLC 5.85%, 6/1/2054	12,395	11,774
Entergy Texas, Inc. 5.80%, 9/1/2053	8,450	8,037
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Evergy Metro, Inc. 5.40%, 4/1/2034	6,931	6,927
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	10,174	10,065
Evergy, Inc. 2.90%, 9/15/2029	7,869	7,417
Exelon Corp. 5.30%, 3/15/2033	13,000	12,953
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	51,620	51,305
FirstEnergy Pennsylvania Electric Co.
3.25%, 3/15/2028 (b)	1,570	1,535
5.20%, 4/1/2028 (b)	2,400	2,416
FirstEnergy Transmission LLC
5.45%, 7/15/2044 (b)	8,353	7,651
4.55%, 4/1/2049 (b)	830	659
Florida Power & Light Co.
5.10%, 4/1/2033	5,440	5,410
5.30%, 4/1/2053	9,410	8,427
Fortis, Inc. (Canada) 3.06%, 10/4/2026	8,472	8,461
Interstate Power and Light Co. 4.95%, 9/30/2034	8,615	8,284
ITC Holdings Corp.
2.95%, 5/14/2030 (b)	6,820	6,318
5.40%, 6/1/2033 (b)	5,000	4,974
5.65%, 5/9/2034 (b)	18,040	18,081
Jersey Central Power & Light Co.
5.10%, 1/15/2035	8,680	8,488
6.15%, 6/1/2037	1,740	1,778
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	4,957	3,696
MidAmerican Energy Co. 5.85%, 9/15/2054	10,500	10,135
Monongahela Power Co. 5.85%, 2/15/2034 (b)	7,920	8,131
NextEra Energy Capital Holdings, Inc.
5.25%, 2/28/2053	11,030	9,489
5.55%, 3/15/2054	45,000	40,275
Niagara Mohawk Power Corp.
5.66%, 1/17/2054 (b)	8,540	7,757
6.00%, 7/3/2055 (b)	3,735	3,561
Northern States Power Co. 5.10%, 5/15/2053	15,470	13,446
NRG Energy, Inc.
2.45%, 12/2/2027 (b)	13,055	12,676
5.41%, 10/15/2035 (b)	5,289	5,051
OGE Energy Corp. 5.45%, 5/15/2029	7,110	7,194
Oncor Electric Delivery Co. LLC 4.95%, 9/15/2052	19,830	16,801
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Pacific Gas and Electric Co.
3.75%, 7/1/2028	7,665	7,501
6.10%, 1/15/2029	28,870	29,536
6.40%, 6/15/2033	33,829	35,078
5.80%, 5/15/2034	21,651	21,670
6.00%, 8/15/2035	35,355	35,593
4.45%, 4/15/2042	5,700	4,545
3.75%, 8/15/2042 (f)	2,882	2,094
4.30%, 3/15/2045	18,688	14,121
4.00%, 12/1/2046	5,000	3,595
6.75%, 1/15/2053	7,990	7,986
5.90%, 10/1/2054	18,445	16,610
6.00%, 5/1/2056	7,660	6,984
Palomino Funding Trust I 7.23%, 5/17/2028 (b)	5,000	5,157
PECO Energy Co. 2.80%, 6/15/2050	6,430	3,814
Pepco Holdings LLC 7.45%, 8/15/2032	3,507	3,796
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	22,380	21,841
Series A-3, 5.54%, 7/15/2047	8,670	8,278
Series A-3, 5.53%, 6/1/2049	26,600	25,498
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	10,550	9,909
Series A-4, 5.21%, 12/1/2047	9,600	8,813
Series A-5, 4.67%, 12/1/2051	2,170	1,812
Series A-5, 5.10%, 6/1/2052	26,355	23,177
PPL Electric Utilities Corp.
3.00%, 10/1/2049	10,000	6,283
5.25%, 5/15/2053	14,285	12,723
Public Service Co. of Colorado 5.25%, 4/1/2053	10,460	9,185
Public Service Co. of Oklahoma
5.25%, 1/15/2033	6,680	6,632
5.20%, 1/15/2035	6,205	6,038
Series G, 6.63%, 11/15/2037	3,901	4,069
Series K, 3.15%, 8/15/2051	12,330	7,729
SCE Recovery Funding LLC
Series A-2, 1.94%, 5/15/2038	9,380	7,199
Series A-1, 4.70%, 6/15/2040	15,499	14,870
Series A-3, 2.51%, 11/15/2043	7,950	5,360
Series A-1, 5.39%, 12/15/2043	19,040	19,093
5.34%, 3/15/2045	19,235	18,663
Series A-2, 5.11%, 12/15/2047	6,495	5,821
Series A-2, 6.04%, 12/15/2052	29,060	29,207
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Series A-3, 6.09%, 6/15/2059	28,035	28,428
Sierra Pacific Power Co. 5.90%, 3/15/2054	20,270	19,473
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	13,707	13,543
Series A2, 5.17%, 5/15/2041	6,960	6,673
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	4,300	4,218
6.00%, 1/15/2034	895	905
5.20%, 6/1/2034	14,150	13,684
6.05%, 3/15/2039	2,197	2,169
3.90%, 12/1/2041	3,408	2,551
Series C, 4.13%, 3/1/2048	1,800	1,290
Series 20A, 2.95%, 2/1/2051	3,000	1,708
5.70%, 3/1/2053	5,545	4,896
5.75%, 4/15/2054	13,500	11,934
5.90%, 3/1/2055	8,030	7,216
Southern Co. (The) 5.70%, 3/15/2034	28,704	29,105
Toledo Edison Co. (The) 6.15%, 5/15/2037	5,800	6,111
Union Electric Co.
5.20%, 4/1/2034	13,540	13,451
3.90%, 4/1/2052	6,367	4,610
5.45%, 3/15/2053	11,765	10,782
5.13%, 3/15/2055	8,335	7,269
Virginia Power Fuel Securitization LLC Series A-2, 4.88%, 5/1/2031	8,150	8,158
Vistra Operations Co. LLC
4.38%, 5/1/2029 (b)	11,083	10,838
6.95%, 10/15/2033 (b)	2,981	3,170
6.00%, 4/15/2034 (b)	4,203	4,220
5.70%, 12/30/2034 (b)	13,240	13,057
5.35%, 1/31/2036 (b)	15,930	15,215
Xcel Energy, Inc. 4.80%, 9/15/2041	829	709
		1,384,443
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. 5.30%, 11/15/2055	28,740	26,029
Corning, Inc. 5.35%, 11/15/2048	6,270	5,671
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	6,750	6,711
		38,411
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC 5.00%, 6/15/2036	51,080	49,059
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	11

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — 1.8%
Baml RCAP Frn (United Kingdom) 8.00%, 10/26/2029 ‡	17,826	17,803
BCAP LLC Trust 0.00%, 9/17/2027 ‡	145,170	145,344
BG Beta I Ltd. (Cayman Islands) 0.00%, 7/16/2054 ‡ (e)	53,900	52,729
CFIN 2022-RTL1 Issuer LLC Class A, 0.00%, 8/17/2027 ‡	185,394	185,162
CK Hutchison International 16 Ltd. (United Kingdom) 2.75%, 10/3/2026 (b)	6,500	6,489
Corebridge Financial, Inc.
3.65%, 4/5/2027	13,295	13,227
3.85%, 4/5/2029	9,710	9,439
Fidelity National Information Services, Inc. 4.80%, 3/10/2031	17,639	17,274
Fiserv, Inc. 5.15%, 8/12/2034	18,135	17,230
Global Payments, Inc.
4.88%, 11/15/2030	6,266	6,098
2.90%, 11/15/2031	9,690	8,467
5.20%, 11/15/2032	41,950	40,477
5.40%, 3/15/2033	17,624	17,140
5.55%, 11/15/2035	20,900	19,956
5.95%, 8/15/2052	3,625	3,313
Goodleap LLC Class A, 0.00%, 7/15/2038 ‡	194,501	199,364
LSEG Finance plc (United Kingdom) 2.00%, 4/6/2028 (b)	30,170	28,911
National Rural Utilities Cooperative Finance Corp. 5.00%, 2/7/2031	11,940	11,940
Nationwide Building Society (United Kingdom)
(3-MONTH SOFR + 1.86%), 3.96%, 7/18/2030 (b) (c)	26,080	25,290
(SOFR + 1.10%), 5.05%, 7/14/2032 (b) (c)	26,575	26,165
(SOFR + 1.65%), 5.54%, 7/14/2036 (b) (c)	5,770	5,685
NTT Finance Corp. (Japan)
5.26%, 11/1/2033 (b)	16,015	15,680
5.48%, 11/1/2036 (b)	13,505	13,136
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	72,540	72,540
		958,859
Food Products — 0.5%
Bimbo Bakeries USA, Inc. (Mexico)
6.05%, 1/15/2029 (b)	3,406	3,471
5.38%, 1/9/2036 (b)	5,080	4,942
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	22,130	19,992
5.15%, 8/4/2035	39,870	38,698
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food Products — continued
JBS NV
3.75%, 12/1/2031	15,000	13,878
6.75%, 3/15/2034	2,297	2,455
5.95%, 4/20/2035	8,980	9,082
5.50%, 1/15/2036	29,725	28,942
5.63%, 3/10/2037 (b)	1,815	1,764
6.50%, 12/1/2052	1,710	1,657
6.38%, 2/25/2055	16,735	15,986
6.38%, 4/15/2066	32,455	30,438
Kraft Heinz Foods Co.
5.00%, 7/15/2035	22,860	21,844
4.38%, 6/1/2046	2,562	1,994
4.88%, 10/1/2049	22,000	17,919
Mars, Inc. 5.00%, 3/1/2032 (b)	28,555	28,361
Tyson Foods, Inc. 5.70%, 3/15/2034	10,200	10,337
		251,760
Gas Utilities — 0.1%
Atmos Energy Corp.
4.15%, 1/15/2043	7,215	5,932
4.13%, 3/15/2049	6,000	4,614
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (b)	5,620	5,473
4.27%, 3/15/2048 (b)	6,500	4,886
Piedmont Natural Gas Co., Inc. 5.05%, 5/15/2052	7,979	6,900
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	7,148	6,618
		34,423
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC
4.38%, 9/1/2042	4,018	3,425
3.55%, 2/15/2050	5,584	3,884
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	2,500	2,108
ERAC USA Finance LLC 5.20%, 10/30/2034 (b)	7,330	7,231
Norfolk Southern Corp.
3.95%, 10/1/2042	2,888	2,308
4.05%, 8/15/2052	5,192	3,831
Uber Technologies, Inc. 4.80%, 9/15/2034	13,210	12,629
Union Pacific Corp. 3.95%, 8/15/2059	6,000	4,216
		39,632
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Equipment & Supplies — 0.1%
Becton Dickinson & Co. 3.79%, 5/20/2050	499	345
Solventum Corp. 5.60%, 3/23/2034	37,387	37,540
		37,885
Health Care Providers & Services — 1.4%
AHS Hospital Corp. 5.02%, 7/1/2045	14,094	12,721
Banner Health 1.90%, 1/1/2031	13,950	12,289
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	9,475	6,957
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	4,180	2,591
Cardinal Health, Inc. 5.45%, 2/15/2034	7,500	7,506
Cencora, Inc. 5.13%, 2/15/2034	30,700	30,197
Children's Hospital Series 2020, 2.93%, 7/15/2050	13,680	8,615
Cigna Group (The)
5.13%, 5/15/2031	20,860	20,944
5.25%, 1/15/2036	20,433	19,963
3.20%, 3/15/2040	24,119	18,187
4.80%, 7/15/2046	1,904	1,608
CommonSpirit Health
2.78%, 10/1/2030	6,205	5,667
4.19%, 10/1/2049	5,540	4,172
3.91%, 10/1/2050	6,600	4,710
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	10,450	6,923
CVS Health Corp.
5.13%, 2/21/2030	8,553	8,582
5.25%, 2/21/2033	22,000	21,914
CVS Pass-Through Trust Series 2013, 4.70%, 1/10/2036 (b)	6,585	6,084
Elevance Health, Inc.
4.10%, 3/1/2028	5,485	5,439
4.65%, 8/15/2044	4,149	3,478
Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	11,100	6,787
Hartford HealthCare Corp. 3.45%, 7/1/2054	6,166	4,194
HCA, Inc.
5.50%, 3/1/2032	9,612	9,692
5.60%, 4/1/2034	28,350	28,466
5.75%, 3/1/2035	23,003	23,180
4.90%, 11/15/2035	10,120	9,571
5.13%, 6/15/2039	4,805	4,451
5.50%, 6/15/2047	17,500	15,686
3.50%, 7/15/2051	6,831	4,389
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
4.63%, 3/15/2052	27,825	21,559
5.95%, 9/15/2054	12,475	11,636
6.10%, 4/1/2064	17,625	16,628
Mayo Clinic Series 2016, 4.13%, 11/15/2052	2,975	2,306
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	7,365	5,104
Memorial Health Services 3.45%, 11/1/2049	25,595	17,139
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	3,335	2,530
MyMichigan Health Series 2020, 3.41%, 6/1/2050	5,410	3,621
NYU Langone Hospitals
4.78%, 7/1/2044	5,994	5,169
Series 2020, 3.38%, 7/1/2055	9,170	5,861
Queen's Health Systems (The) 4.81%, 7/1/2052	18,840	15,906
Quest Diagnostics, Inc. 6.40%, 11/30/2033	11,460	12,179
Sutter Health 5.55%, 8/15/2053	5,000	4,697
Texas Health Resources
2.33%, 11/15/2050	6,717	3,664
4.33%, 11/15/2055	4,275	3,409
Triad Holdings III LLC 0.00%, 4/1/2052 ‡	233,764	236,101
Trinity Health Corp. Series 2019, 3.43%, 12/1/2048	20,450	14,695
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	6,070	5,378
UnitedHealth Group, Inc.
3.50%, 8/15/2039	8,210	6,561
3.25%, 5/15/2051	9,695	6,212
5.88%, 2/15/2053	9,740	9,360
5.05%, 4/15/2053	19,000	16,271
		740,949
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc. 5.25%, 3/15/2036	4,430	4,220
DOC DR LLC
4.30%, 3/15/2027	4,500	4,498
3.95%, 1/15/2028	2,100	2,078
2.63%, 11/1/2031	6,195	5,466
Ventas Realty LP
3.25%, 10/15/2026	7,254	7,245
3.85%, 4/1/2027	4,308	4,292
Welltower OP LLC 6.50%, 3/15/2041	460	492
		28,291
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	13

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) 5.80%, 3/15/2032	41,265	41,382
Alexander Funding Trust II 7.47%, 7/31/2028 (b)	25,600	26,593
Constellation Energy Generation LLC
5.80%, 3/1/2033	4,555	4,667
6.25%, 10/1/2039	18,303	18,659
5.75%, 10/1/2041	15,265	14,936
6.50%, 10/1/2053	3,470	3,563
Southern Power Co. 5.15%, 9/15/2041	7,079	6,474
		116,274
Industrial Conglomerates — 0.0% ^
DuPont de Nemours, Inc. 5.32%, 11/15/2038	11,250	10,831
Industrial REITs — 0.0% ^
Goodman US Finance Eight LLC (Australia) 5.88%, 4/28/2046 (b)	5,400	5,120
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (b)	11,095	10,698
Prologis LP 2.25%, 4/15/2030	3,830	3,493
		19,311
Insurance — 0.6%
AIA Group Ltd. (Hong Kong) 3.20%, 9/16/2040 (b)	7,535	5,540
Alleghany Corp. 3.63%, 5/15/2030	8,945	8,538
American General Global Financing X 6.90%, 3/15/2032 (b)	8,295	8,896
Aon North America, Inc.
5.45%, 3/1/2034	34,340	34,114
5.75%, 3/1/2054	9,050	8,345
Athene Global Funding 2.95%, 11/12/2026 (b)	42,215	42,089
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	24,230	17,416
CNO Global Funding 1.75%, 10/7/2026 (b)	11,240	11,212
Corebridge Global Funding 4.90%, 8/21/2032 (b)	4,955	4,816
F&G Annuities & Life, Inc.
7.40%, 1/13/2028	10,949	11,197
6.50%, 6/4/2029	22,393	22,661
Five Corners Funding Trust II 2.85%, 5/15/2030 (b)	15,000	13,864
Guardian Life Insurance Co. of America (The) 3.70%, 1/22/2070 (b)	6,450	4,021
Hartford Insurance Group, Inc. (The) 4.30%, 4/15/2043	7,410	6,085
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (b)	7,900	8,820
New York Life Insurance Co.
3.75%, 5/15/2050 (b)	9,600	6,751
4.45%, 5/15/2069 (b)	11,250	8,202
Pacific Life Insurance Co. (3-MONTH SOFR + 2.80%), 4.30%, 10/24/2067 (b) (c)	3,766	2,855
Pine Street Trust III 6.22%, 5/15/2054 (b)	21,750	20,959
Prudential Financial, Inc. 3.91%, 12/7/2047	9,236	6,828
Prudential Funding Asia plc (Hong Kong) 3.13%, 4/14/2030	16,987	15,996
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (c)	2,600	2,578
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 (b)	14,690	15,841
4.90%, 9/15/2044 (b)	3,653	3,142
4.27%, 5/15/2047 (b)	5,480	4,224
		294,990
Interactive Media & Services — 0.3%
Alphabet, Inc.
5.50%, 2/15/2046	17,720	16,462
5.65%, 2/15/2056	26,030	23,815
5.75%, 2/15/2066	16,010	14,374
Meta Platforms, Inc.
5.25%, 5/15/2036	13,065	12,574
5.50%, 11/15/2045	41,850	36,318
5.60%, 5/15/2053	30,000	25,211
5.40%, 8/15/2054	11,965	9,700
5.63%, 11/15/2055	16,665	13,890
6.30%, 5/15/2056	16,800	15,467
		167,811
IT Services — 0.2%
Accenture Capital, Inc. 4.50%, 10/4/2034	9,552	8,935
Beignet Investor LLC 6.58%, 5/30/2049 (b)	67,867	65,017
CGI, Inc. (Canada)
1.45%, 9/14/2026	14,101	14,084
2.30%, 9/14/2031	10,000	8,635
		96,671
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Life Sciences Tools & Services — 0.0% ^
Thermo Fisher Scientific, Inc.
4.55%, 6/15/2033	8,360	8,061
2.80%, 10/15/2041	6,745	4,743
		12,804
Machinery — 0.0% ^
Xylem, Inc. 2.25%, 1/30/2031	7,315	6,529
Media — 0.2%
Charter Communications Operating LLC
6.38%, 10/23/2035	4,374	4,264
5.38%, 4/1/2038	4,923	4,269
7.09%, 9/1/2038 (b)	13,111	12,981
7.34%, 9/1/2041 (b)	24,591	24,412
Cox Communications, Inc. 2.95%, 10/1/2050 (b)	8,375	4,249
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	3,041	3,320
Time Warner Cable LLC
6.55%, 5/1/2037	2,327	2,241
7.30%, 7/1/2038	2,197	2,207
6.75%, 6/15/2039	1,794	1,707
5.88%, 11/15/2040	16,175	14,038
5.50%, 9/1/2041	6,940	5,774
		79,462
Metals & Mining — 0.2%
Anglo American Capital plc (South Africa) 5.25%, 3/19/2036 (b)	11,120	10,713
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (b)	17,281	17,988
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (b)	16,105	14,562
5.63%, 4/4/2034 (b)	23,352	23,452
5.51%, 4/1/2036 (b)	15,000	14,751
Newmont Corp. 3.25%, 5/13/2030	4,606	4,354
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	27,542	26,084
		111,904
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Resurgent 0.00%, 7/1/2030 ‡	60,000	60,000
Multi-Utilities — 0.4%
Dominion Energy, Inc. Series F, 5.25%, 8/1/2033	5,067	5,003
Engie SA (France) 5.63%, 4/10/2034 (b)	13,225	13,384
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Multi-Utilities — continued
National Grid plc (United Kingdom) 5.42%, 1/11/2034	21,700	21,611
NiSource, Inc. 5.80%, 2/1/2042	6,726	6,431
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	9,710	7,929
Public Service Enterprise Group, Inc.
1.60%, 8/15/2030	15,540	13,612
5.45%, 4/1/2034	7,700	7,678
Puget Energy, Inc.
2.38%, 6/15/2028	6,522	6,243
5.73%, 3/15/2035	11,300	11,154
Puget Sound Energy, Inc. 5.45%, 6/1/2053	10,070	9,192
San Diego Gas & Electric Co.
Series FFF, 6.13%, 9/15/2037	973	1,001
3.95%, 11/15/2041	2,690	2,154
2.95%, 8/15/2051	17,150	10,394
5.35%, 4/1/2053	3,000	2,647
Series EEEE, 5.95%, 3/15/2056	11,150	10,762
Sempra 5.25%, 3/15/2036	19,470	18,732
Southern Co. Gas Capital Corp.
5.75%, 9/15/2033	12,830	13,084
Series B, 5.10%, 9/15/2035	7,500	7,239
5.88%, 3/15/2041	10,518	10,483
4.40%, 6/1/2043	1,392	1,149
3.95%, 10/1/2046	2,136	1,595
4.40%, 5/30/2047	2,274	1,807
		183,284
Office REITs — 0.0% ^
COPT Defense Properties LP
2.00%, 1/15/2029	3,440	3,215
4.50%, 10/15/2030	6,270	6,110
		9,325
Oil, Gas & Consumable Fuels — 1.0%
Aker BP ASA (Norway) 5.80%, 10/1/2054 (b)	6,320	5,741
BP Capital Markets America, Inc. 2.94%, 6/4/2051	25,080	15,249
Cheniere Energy Partners LP 5.55%, 10/30/2035	12,420	12,369
Cheniere Energy, Inc.
5.65%, 4/15/2034	13,830	13,952
5.20%, 7/30/2036 (b)	17,000	16,388
6.00%, 7/30/2056 (b)	6,500	6,269
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	15

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (b)	3,993	3,947
5.68%, 1/15/2034 (b)	16,276	16,356
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (b)	11,670	12,006
6.04%, 11/15/2033 (b)	11,250	11,614
5.44%, 2/15/2035 (b)	36,855	36,488
5.96%, 2/15/2055 (b)	25,130	23,980
ConocoPhillips Co.
5.30%, 5/15/2053	13,210	11,818
5.50%, 1/15/2055	10,025	9,239
Devon Energy Corp. 5.75%, 9/15/2054	8,163	7,654
DT Midstream, Inc. 4.30%, 4/15/2032 (b)	17,380	16,373
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	10,430	10,266
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049	4,476	3,158
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	17,080	17,394
5.63%, 4/5/2034	19,445	19,637
6.70%, 11/15/2053	5,550	5,843
Energy Transfer LP
4.15%, 9/15/2029	9,791	9,576
5.35%, 1/15/2036	7,709	7,521
7.50%, 7/1/2038	2,695	3,029
6.05%, 6/1/2041	4,266	4,202
6.10%, 2/15/2042	7,220	7,106
5.95%, 10/1/2043	3,950	3,792
5.30%, 4/1/2044	1,840	1,634
5.00%, 5/15/2044 (f)	8,600	7,335
6.00%, 6/15/2048	6,419	6,048
6.25%, 4/15/2049	5,655	5,480
Eni SpA (Italy)
5.70%, 10/1/2040 (b)	4,843	4,623
5.95%, 5/15/2054 (b)	14,030	13,393
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	4,040	4,160
EQT Corp. 3.90%, 10/1/2027	1,306	1,295
Exxon Mobil Corp.
3.00%, 8/16/2039	14,245	11,000
4.11%, 3/1/2046	2,726	2,181
3.10%, 8/16/2049	17,965	11,635
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	14,134	11,466
Gray Oak Pipeline LLC 3.45%, 10/15/2027 (b)	12,470	12,260
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Kinder Morgan, Inc. 5.05%, 2/15/2046	6,000	5,211
Northern Natural Gas Co. 5.63%, 2/1/2054 (b)	4,550	4,188
Occidental Petroleum Corp. 4.30%, 8/15/2039	6,860	5,797
ONEOK Partners LP 6.65%, 10/1/2036	1,825	1,955
ONEOK, Inc.
4.75%, 10/15/2031	12,960	12,676
4.95%, 10/15/2032	16,771	16,398
Pioneer Natural Resources Co. 1.90%, 8/15/2030	18,050	16,118
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	7,000	7,007
5.03%, 10/1/2029	8,260	8,220
Suncor Energy, Inc. (Canada) 5.95%, 12/1/2034	11,584	11,879
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	16,000	11,649
3.46%, 7/12/2049	12,800	8,774
3.13%, 5/29/2050	20,230	13,018
Western Midstream Operating LP 5.25%, 2/1/2050 (f)	7,040	5,937
		532,304
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A, 3.10%, 10/7/2028	14,792	14,223
Pharmaceuticals — 0.3%
AstraZeneca plc (United Kingdom) 4.00%, 9/18/2042	4,270	3,486
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	7,096	6,141
4.55%, 2/20/2048	5,046	4,143
4.25%, 10/26/2049	21,446	16,631
3.70%, 3/15/2052	16,992	11,841
Eli Lilly & Co.
4.70%, 2/9/2034	15,300	14,930
5.00%, 2/9/2054	17,320	15,185
5.70%, 5/20/2066	10,690	10,189
Merck & Co., Inc.
4.00%, 3/7/2049	13,120	9,908
2.75%, 12/10/2051	7,065	4,111
2.90%, 12/10/2061	14,550	7,935
Novartis Capital Corp. 5.70%, 3/18/2056	7,720	7,491
Pfizer Investment Enterprises Pte. Ltd. 5.34%, 5/19/2063	36,640	31,987
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
Takeda Pharmaceutical Co. Ltd. (Japan)
5.65%, 7/5/2044	7,762	7,430
3.18%, 7/9/2050	16,452	10,446
		161,854
Real Estate Management & Development — 0.0% ^
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (b)	6,562	6,541
Residential REITs — 0.1%
Essex Portfolio LP
1.65%, 1/15/2031	8,950	7,726
5.50%, 4/1/2034	6,190	6,170
Mid-America Apartments LP 1.70%, 2/15/2031	5,500	4,768
UDR, Inc.
2.95%, 9/1/2026	3,831	3,831
3.50%, 1/15/2028	1,354	1,332
3.00%, 8/15/2031	4,750	4,295
2.10%, 8/1/2032	5,520	4,623
3.10%, 11/1/2034	6,440	5,421
		38,166
Retail REITs — 0.1%
Brixmor Operating Partnership LP 2.50%, 8/16/2031	6,530	5,751
NNN REIT, Inc.
3.60%, 12/15/2026	5,527	5,515
5.60%, 10/15/2033	7,500	7,566
5.50%, 6/15/2034	9,180	9,176
Realty Income Corp. 3.00%, 1/15/2027	2,243	2,233
Regency Centers LP 4.13%, 3/15/2028	1,755	1,742
		31,983
Semiconductors & Semiconductor Equipment — 0.4%
Analog Devices, Inc. 2.95%, 10/1/2051	6,000	3,651
Broadcom, Inc.
5.15%, 11/15/2031	16,770	16,631
4.55%, 2/15/2032	10,780	10,322
3.14%, 11/15/2035	40,051	32,224
4.80%, 2/15/2036	16,008	14,690
3.19%, 11/15/2036	5,766	4,548
Foundry JV Holdco LLC
6.10%, 1/25/2036 (b)	5,331	5,435
6.20%, 1/25/2037 (b)	11,375	11,654
Intel Corp.
3.73%, 12/8/2047	9,000	6,169
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
3.25%, 11/15/2049	15,310	9,430
5.70%, 2/10/2053	17,000	15,177
KLA Corp.
3.30%, 3/1/2050	7,000	4,608
4.95%, 7/15/2052	7,000	6,003
Marvell Technology, Inc.
4.75%, 7/15/2030	5,518	5,438
2.95%, 4/15/2031	7,790	7,054
5.45%, 7/15/2035	17,842	17,554
NXP BV (Netherlands)
2.50%, 5/11/2031	30,981	27,409
5.00%, 1/15/2033	4,000	3,899
3.25%, 5/11/2041	24,465	17,684
		219,580
Software — 0.4%
Oracle Corp.
4.80%, 9/26/2032	19,220	17,771
4.90%, 2/6/2033	9,640	8,878
3.90%, 5/15/2035	1,952	1,594
5.70%, 2/4/2036	21,475	19,857
3.60%, 4/1/2040	10,434	7,232
3.65%, 3/25/2041	19,515	13,178
5.88%, 9/26/2045	13,100	10,803
6.55%, 2/4/2046	6,615	5,910
4.00%, 7/15/2046	15,792	10,127
3.60%, 4/1/2050	53,900	31,279
3.95%, 3/25/2051	18,610	11,287
6.70%, 2/4/2056	31,510	27,753
6.85%, 2/4/2066	15,075	13,236
Roper Technologies, Inc.
4.75%, 2/15/2032	9,385	9,148
4.90%, 10/15/2034	24,270	23,043
Synopsys, Inc. 5.15%, 4/1/2035	20,850	20,246
		231,342
Specialized REITs — 0.3%
American Tower Corp.
3.38%, 10/15/2026	4,378	4,373
2.10%, 6/15/2030	8,940	8,016
1.88%, 10/15/2030	19,410	17,093
5.90%, 11/15/2033	17,280	17,706
Crown Castle, Inc.
5.60%, 6/1/2029	12,355	12,538
5.80%, 3/1/2034	12,960	13,049
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	17

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialized REITs — continued
Equinix, Inc. 5.50%, 8/15/2033	18,750	18,525
SBA Communications Corp.
5.15%, 7/15/2031	27,130	26,896
5.45%, 7/15/2033	19,695	19,433
		137,629
Specialty Retail — 0.0% ^
AutoZone, Inc. 1.65%, 1/15/2031	12,180	10,539
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	4,715	4,673
		15,212
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
3.45%, 2/9/2045	14,187	10,366
3.75%, 9/12/2047	13,570	10,054
2.70%, 8/5/2051	57,605	33,438
4.10%, 8/8/2062	5,260	3,816
Dell International LLC
4.90%, 10/1/2026	5,595	5,596
5.25%, 2/1/2028	5,508	5,548
5.30%, 10/1/2029	6,000	6,059
5.00%, 4/1/2030	4,770	4,760
5.50%, 4/1/2035	46,000	45,774
		125,411
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	27,925	24,294
BAT Capital Corp. (United Kingdom)
4.39%, 8/15/2037	9,875	8,771
4.54%, 8/15/2047	12,507	9,902
		42,967
Trading Companies & Distributors — 0.1%
Aviation Capital Group LLC
5.38%, 7/15/2029 (b)	20,000	20,123
5.13%, 4/10/2030 (b)	9,650	9,599
WW Grainger, Inc. 4.60%, 6/15/2045	4,364	3,764
		33,486
Water Utilities — 0.0% ^
American Water Capital Corp. 6.59%, 10/15/2037	3,354	3,629
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico) 4.38%, 4/22/2049	8,284	6,568
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wireless Telecommunication Services — continued
T-Mobile USA, Inc.
3.75%, 4/15/2027	18,000	17,927
3.88%, 4/15/2030	25,095	24,119
3.40%, 10/15/2052	16,650	10,263
5.50%, 1/15/2055	9,450	8,215
3.60%, 11/15/2060	4,000	2,415
		69,507
Total Corporate Bonds (Cost $14,266,353)		13,497,119
Mortgage-Backed Securities — 18.7%
FHLMC
Pool # 789758, ARM, 6.50%, 9/1/2032 (e)	3	3
Pool # 847621, ARM, 5.85%, 5/1/2033 (e)	196	199
Pool # 781087, ARM, 5.86%, 12/1/2033 (e)	37	37
Pool # 1B1665, ARM, 5.94%, 4/1/2034 (e)	37	37
Pool # 782870, ARM, 6.14%, 9/1/2034 (e)	141	145
Pool # 782979, ARM, 5.87%, 1/1/2035 (e)	301	312
Pool # 782980, ARM, 5.87%, 1/1/2035 (e)	88	90
Pool # 1Q0007, ARM, 6.27%, 12/1/2035 (e)	28	28
Pool # 1Q0025, ARM, 6.04%, 2/1/2036 (e)	28	29
Pool # 848431, ARM, 6.13%, 2/1/2036 (e)	98	100
Pool # 1G1861, ARM, 6.17%, 3/1/2036 (e)	125	129
Pool # 1J1380, ARM, 6.74%, 3/1/2036 (e)	8	9
Pool # 1L1286, ARM, 5.75%, 5/1/2036 (e)	46	47
Pool # 1H2618, ARM, 5.82%, 5/1/2036 (e)	194	202
Pool # 1G2415, ARM, 6.49%, 5/1/2036 (e)	38	40
Pool # 848068, ARM, 6.17%, 6/1/2036 (e)	183	187
Pool # 1G2557, ARM, 6.20%, 6/1/2036 (e)	342	351
Pool # 1A1082, ARM, 5.92%, 7/1/2036 (e)	88	89
Pool # 848365, ARM, 5.98%, 7/1/2036 (e)	89	91
Pool # 1H2623, ARM, 6.00%, 7/1/2036 (e)	40	41
Pool # 1A1085, ARM, 5.92%, 8/1/2036 (e)	71	72
Pool # 1B7242, ARM, 6.23%, 9/1/2036 (e)	309	317
Pool # 1Q0105, ARM, 6.24%, 9/1/2036 (e)	90	92
Pool # 1N0249, ARM, 5.70%, 10/1/2036 (e)	92	94
Pool # 1A1096, ARM, 5.78%, 10/1/2036 (e)	266	270
Pool # 1A1097, ARM, 5.95%, 10/1/2036 (e)	76	77
Pool # 1G2539, ARM, 6.35%, 10/1/2036 (e)	85	87
Pool # 1K0046, ARM, 6.48%, 10/1/2036 (e)	80	83
Pool # 1J1348, ARM, 6.69%, 10/1/2036 (e)	90	93
Pool # 1G2671, ARM, 5.96%, 11/1/2036 (e)	57	58
Pool # 1J1378, ARM, 6.01%, 11/1/2036 (e)	153	157
Pool # 848115, ARM, 6.09%, 11/1/2036 (e)	56	58
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 782760, ARM, 6.22%, 11/1/2036 (e)	155	160
Pool # 1Q0737, ARM, 6.36%, 11/1/2036 (e)	66	67
Pool # 1J1419, ARM, 6.07%, 12/1/2036 (e)	149	152
Pool # 1J1634, ARM, 6.10%, 12/1/2036 (e)	636	658
Pool # 1G1386, ARM, 6.26%, 12/1/2036 (e)	73	75
Pool # 1J1399, ARM, 6.50%, 12/1/2036 (e)	4	5
Pool # 1G1478, ARM, 6.04%, 1/1/2037 (e)	70	72
Pool # 1J1516, ARM, 5.88%, 2/1/2037 (e)	14	14
Pool # 1G1554, ARM, 6.09%, 2/1/2037 (e)	101	103
Pool # 1N0353, ARM, 6.23%, 2/1/2037 (e)	128	130
Pool # 1Q0739, ARM, 5.94%, 3/1/2037 (e)	190	192
Pool # 1B7303, ARM, 7.35%, 3/1/2037 (e)	12	12
Pool # 1J1564, ARM, 6.20%, 4/1/2037 (e)	174	179
Pool # 1Q0697, ARM, 5.65%, 5/1/2037 (e)	270	277
Pool # 1N1477, ARM, 6.01%, 5/1/2037 (e)	36	37
Pool # 1N1463, ARM, 6.13%, 5/1/2037 (e)	15	15
Pool # 1A1193, ARM, 6.14%, 5/1/2037 (e)	77	78
Pool # 1Q0783, ARM, 6.14%, 5/1/2037 (e)	104	106
Pool # 1J1621, ARM, 6.31%, 5/1/2037 (e)	131	136
Pool # 1J0533, ARM, 6.37%, 7/1/2037 (e)	18	19
Pool # 1J2945, ARM, 6.50%, 11/1/2037 (e)	34	35
Pool # 1Q0722, ARM, 6.20%, 4/1/2038 (e)	82	84
Pool # 1Q0789, ARM, 6.10%, 5/1/2038 (e)	15	16
Pool # 848699, ARM, 6.21%, 7/1/2040 (e)	63	66
FHLMC Gold Pools, 20 Year
Pool # C91158, 6.50%, 1/1/2028	12	12
Pool # C91417, 3.50%, 1/1/2032	825	801
Pool # C91403, 3.50%, 3/1/2032	316	307
FHLMC Gold Pools, 30 Year
Pool # G00981, 8.50%, 7/1/2028	—	—
Pool # G02210, 7.00%, 12/1/2028	12	13
Pool # C47315, 6.50%, 8/1/2029	132	136
Pool # G03029, 6.00%, 10/1/2029	12	12
Pool # A88871, 7.00%, 1/1/2031	29	31
Pool # C68485, 7.00%, 7/1/2032	6	7
Pool # G01448, 7.00%, 8/1/2032	12	12
Pool # C75791, 5.50%, 1/1/2033	101	101
Pool # A13625, 5.50%, 10/1/2033	65	65
Pool # A16107, 6.00%, 12/1/2033	53	54
Pool # G01864, 5.00%, 1/1/2034	52	51
Pool # A17537, 6.00%, 1/1/2034	61	62
Pool # A23139, 5.00%, 6/1/2034	159	156
Pool # A61572, 5.00%, 9/1/2034	206	205
Pool # A28796, 6.50%, 11/1/2034	1	1
Pool # G03369, 6.50%, 1/1/2035	167	173
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # A70350, 5.00%, 3/1/2035	63	63
Pool # A46987, 5.50%, 7/1/2035	173	176
Pool # G05713, 6.50%, 12/1/2035	124	128
Pool # G03777, 5.00%, 11/1/2036	152	151
Pool # C02660, 6.50%, 11/1/2036	39	41
Pool # G02427, 5.50%, 12/1/2036	78	80
Pool # A57681, 6.00%, 12/1/2036	19	19
Pool # G02682, 7.00%, 2/1/2037	22	23
Pool # G04949, 6.50%, 11/1/2037	145	154
Pool # G03666, 7.50%, 1/1/2038	243	255
Pool # G04952, 7.50%, 1/1/2038	61	63
Pool # G04077, 6.50%, 3/1/2038	159	167
Pool # G05671, 5.50%, 8/1/2038	173	176
Pool # G05190, 7.50%, 9/1/2038	99	101
Pool # C03466, 5.50%, 3/1/2040	58	59
Pool # A93383, 5.00%, 8/1/2040	664	659
Pool # A93511, 5.00%, 8/1/2040	2,573	2,552
Pool # G06493, 4.50%, 5/1/2041	4,779	4,638
Pool # V80351, 3.00%, 8/1/2043	9,107	8,153
Pool # Q52834, 4.00%, 12/1/2047	1,080	1,001
Pool # Z40179, 4.00%, 7/1/2048	16,541	15,293
Pool # Q57995, 5.00%, 8/1/2048	2,411	2,383
Pool # Q61104, 4.00%, 1/1/2049	1,044	969
Pool # Q61107, 4.00%, 1/1/2049	1,577	1,464
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	50,852	47,870
Pool # P20570, 7.00%, 7/1/2029	1	1
Pool # G20027, 10.00%, 10/1/2030	3	3
Pool # B90491, 7.50%, 1/1/2032	92	93
Pool # WA3237, 3.55%, 11/1/2032	24,892	23,216
Pool # WA1630, 4.15%, 11/1/2032	6,669	6,419
Pool # U80192, 3.50%, 2/1/2033	578	555
Pool # U80342, 3.50%, 5/1/2033	227	219
Pool # U80345, 3.50%, 5/1/2033	1,492	1,440
Pool # WN3233, 3.19%, 7/1/2033	60,550	54,921
Pool # WN3225, 3.80%, 10/1/2034	20,000	18,534
Pool # P50523, 6.50%, 12/1/2035	36	35
Pool # H05030, 6.00%, 11/1/2036	5	5
Pool # L10291, 6.50%, 11/1/2036	351	356
Pool # P51353, 6.50%, 11/1/2036	378	382
Pool # P50595, 6.50%, 12/1/2036	614	632
Pool # P51361, 6.50%, 12/1/2036	282	286
Pool # G20028, 7.50%, 12/1/2036	231	235
Pool # P50536, 6.50%, 2/1/2037	10	10
Pool # WA3186, 3.86%, 4/1/2037	2,000	1,829
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	19

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # P50556, 6.50%, 6/1/2037	20	19
Pool # U90690, 3.50%, 6/1/2042	6,111	5,628
Pool # U90975, 4.00%, 6/1/2042	4,540	4,300
Pool # T65101, 4.00%, 10/1/2042	140	130
Pool # U90402, 3.50%, 11/1/2042	251	232
Pool # U90673, 4.00%, 1/1/2043	455	430
Pool # U91192, 4.00%, 4/1/2043	692	655
Pool # U91488, 3.50%, 5/1/2043	768	708
Pool # U99051, 3.50%, 6/1/2043	1,899	1,749
Pool # U99134, 4.00%, 1/1/2046	21,691	20,319
Pool # U69030, 4.50%, 1/1/2046	6,930	6,680
FHLMC UMBS, 20 Year Pool # SC0104, 3.50%, 8/1/2035	4,124	3,978
FHLMC UMBS, 30 Year
Pool # QG5005, 3.00%, 6/1/2048	8,961	7,788
Pool # ZT2236, 4.00%, 6/1/2048	13,062	12,105
Pool # ZT2212, 4.00%, 9/1/2048	3,065	2,839
Pool # QA0149, 4.00%, 6/1/2049	2,725	2,534
Pool # QA2578, 3.50%, 9/1/2049	1,147	1,025
Pool # RA2008, 4.00%, 1/1/2050	9,095	8,419
Pool # RA2282, 4.00%, 1/1/2050	5,377	5,067
Pool # QA7351, 3.00%, 2/1/2050	5,239	4,516
Pool # QB0704, 2.50%, 6/1/2050	8,792	7,193
Pool # QB1571, 2.50%, 7/1/2050	9,799	8,016
Pool # SD8089, 2.50%, 7/1/2050	71,733	59,001
Pool # QB2879, 2.50%, 8/1/2050	2,313	1,892
Pool # QB7670, 2.50%, 1/1/2051	4,117	3,363
Pool # QB8840, 2.50%, 2/1/2051	6,571	5,368
Pool # SD4044, 2.50%, 2/1/2051	30,312	25,276
Pool # QC2061, 2.00%, 5/1/2051	13,532	10,730
Pool # SD8152, 3.00%, 6/1/2051	10,014	8,576
Pool # RA6135, 2.50%, 10/1/2051	14,247	11,808
Pool # SD1964, 2.50%, 10/1/2051	50,255	42,012
Pool # RA6128, 3.00%, 10/1/2051	26,907	23,180
Pool # RA6228, 2.50%, 11/1/2051	15,420	12,731
Pool # RA6222, 3.00%, 11/1/2051	14,176	12,178
Pool # RA6459, 2.50%, 12/1/2051	24,565	20,066
Pool # RA6652, 2.50%, 1/1/2052	26,921	22,125
Pool # RA6606, 3.00%, 1/1/2052	18,310	15,752
Pool # SD0809, 3.00%, 1/1/2052	5,344	4,601
Pool # SD1076, 3.00%, 1/1/2052	9,015	7,800
Pool # SD5768, 3.00%, 1/1/2052	11,488	9,893
Pool # RA6815, 2.50%, 2/1/2052	5,588	4,630
Pool # RA6702, 3.00%, 2/1/2052	37,537	32,026
Pool # SD3952, 2.50%, 3/1/2052	36,814	30,774
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # SD7554, 2.50%, 4/1/2052	52,246	43,489
Pool # SD8212, 2.50%, 5/1/2052	62,296	51,490
Pool # SD3362, 3.00%, 5/1/2052	20,596	17,754
Pool # SD6410, 3.00%, 5/1/2052	9,658	8,318
Pool # SD8213, 3.00%, 5/1/2052	94,406	80,654
Pool # SL1024, 3.00%, 5/1/2052	26,730	23,191
Pool # SD6159, 3.00%, 6/1/2052	87,096	74,927
Pool # SL0293, 3.00%, 6/1/2052	1,881	1,624
Pool # RA7468, 4.00%, 6/1/2052	24,244	22,386
Pool # SD1365, 4.00%, 7/1/2052	47,346	43,423
Pool # RA7683, 5.00%, 7/1/2052	19,701	19,246
Pool # RA7843, 4.00%, 8/1/2052	31,766	29,124
Pool # SD1713, 5.00%, 10/1/2052	29,961	29,154
Pool # SD2394, 4.50%, 11/1/2052	11,434	10,858
Pool # SD2355, 4.50%, 12/1/2052	9,290	8,784
Pool # RA8766, 5.00%, 3/1/2053	18,436	18,002
Pool # SD3567, 4.50%, 5/1/2053	14,814	14,065
Pool # RA9259, 5.00%, 6/1/2053	20,161	19,610
Pool # RJ2912, 5.50%, 11/1/2054	13,754	13,690
Pool # RJ2914, 5.50%, 11/1/2054	52,089	51,819
FNMA
Pool # 54844, ARM, 4.18%, 9/1/2027 (e)	1	1
Pool # 303532, ARM, 4.38%, 3/1/2029 (e)	1	1
Pool # 555732, ARM, 5.99%, 8/1/2033 (e)	54	55
Pool # 658481, ARM, 5.60%, 9/1/2033 (e)	102	103
Pool # 746299, ARM, 6.48%, 9/1/2033 (e)	22	23
Pool # 743546, ARM, 5.92%, 11/1/2033 (e)	78	79
Pool # 766610, ARM, 6.02%, 1/1/2034 (e)	6	6
Pool # 777132, ARM, 5.92%, 6/1/2034 (e)	85	88
Pool # 782306, ARM, 5.67%, 7/1/2034 (e)	2	2
Pool # 800422, ARM, 5.33%, 8/1/2034 (e)	83	83
Pool # 790235, ARM, 6.36%, 8/1/2034 (e)	38	39
Pool # 790964, ARM, 6.27%, 9/1/2034 (e)	4	4
Pool # 794792, ARM, 6.15%, 10/1/2034 (e)	23	24
Pool # 896463, ARM, 6.24%, 10/1/2034 (e)	52	53
Pool # 810896, ARM, 5.60%, 1/1/2035 (e)	283	293
Pool # 809319, ARM, 5.92%, 1/1/2035 (e)	7	7
Pool # 816594, ARM, 5.70%, 2/1/2035 (e)	10	10
Pool # 820602, ARM, 5.86%, 3/1/2035 (e)	42	43
Pool # 745862, ARM, 5.88%, 4/1/2035 (e)	58	59
Pool # 821378, ARM, 5.66%, 5/1/2035 (e)	31	32
Pool # 823660, ARM, 5.84%, 5/1/2035 (e)	13	13
Pool # 832801, ARM, 6.46%, 9/1/2035 (e)	5	5
Pool # 851432, ARM, 6.10%, 10/1/2035 (e)	145	150
Pool # 849251, ARM, 5.67%, 1/1/2036 (e)	210	214
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 745445, ARM, 5.89%, 1/1/2036 (e)	58	59
Pool # 920340, ARM, 6.50%, 2/1/2036 (e)	24	24
Pool # 920843, ARM, 6.59%, 3/1/2036 (e)	451	466
Pool # 868952, ARM, 5.93%, 5/1/2036 (e)	9	9
Pool # 872825, ARM, 6.17%, 6/1/2036 (e)	83	85
Pool # 884066, ARM, 6.23%, 6/1/2036 (e)	34	35
Pool # 892868, ARM, 6.27%, 7/1/2036 (e)	69	71
Pool # 884722, ARM, 5.74%, 8/1/2036 (e)	15	16
Pool # 886558, ARM, 6.19%, 8/1/2036 (e)	113	116
Pool # 920547, ARM, 5.60%, 9/1/2036 (e)	96	98
Pool # 893580, ARM, 6.32%, 9/1/2036 (e)	37	38
Pool # 886772, ARM, 6.36%, 9/1/2036 (e)	132	135
Pool # 894452, ARM, 6.57%, 9/1/2036 (e)	65	67
Pool # 894239, ARM, 6.06%, 10/1/2036 (e)	35	36
Pool # 900197, ARM, 6.78%, 10/1/2036 (e)	200	208
Pool # 900191, ARM, 6.82%, 10/1/2036 (e)	44	45
Pool # 902818, ARM, 6.32%, 11/1/2036 (e)	1	1
Pool # 902955, ARM, 6.01%, 12/1/2036 (e)	85	87
Pool # 920954, ARM, 5.56%, 1/1/2037 (e)	109	111
Pool # 888184, ARM, 6.00%, 1/1/2037 (e)	60	61
Pool # 913984, ARM, 5.60%, 2/1/2037 (e)	68	69
Pool # 915645, ARM, 6.15%, 2/1/2037 (e)	48	49
Pool # 888307, ARM, 5.87%, 4/1/2037 (e)	47	48
Pool # 948208, ARM, 5.51%, 7/1/2037 (e)	60	61
Pool # 938346, ARM, 6.31%, 7/1/2037 (e)	60	61
Pool # 995919, ARM, 6.42%, 7/1/2037 (e)	133	136
Pool # 945032, ARM, 6.88%, 8/1/2037 (e)	237	244
Pool # 952835, ARM, 6.30%, 9/1/2037 (e)	42	43
Pool # 946362, ARM, 6.51%, 9/1/2037 (e)	14	15
Pool # 946260, ARM, 6.54%, 9/1/2037 (e)	29	30
Pool # AD0085, ARM, 5.62%, 11/1/2037 (e)	125	126
Pool # 995108, ARM, 6.07%, 11/1/2037 (e)	47	48
Pool # AD0179, ARM, 5.78%, 12/1/2037 (e)	40	41
FNMA UMBS, 15 Year Pool # FM3386, 3.50%, 7/1/2034	272	268
FNMA UMBS, 20 Year
Pool # 256803, 6.00%, 7/1/2027	9	9
Pool # 256962, 6.00%, 11/1/2027	7	8
Pool # 257007, 6.00%, 12/1/2027	20	20
Pool # 257048, 6.00%, 1/1/2028	34	34
Pool # 890222, 6.00%, 10/1/2028	23	23
Pool # AE0049, 6.00%, 9/1/2029	14	15
Pool # AO7761, 3.50%, 7/1/2032	234	226
Pool # MA1138, 3.50%, 8/1/2032	1,352	1,313
Pool # AL6238, 4.00%, 1/1/2035	4,234	4,102
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA UMBS, 30 Year
Pool # 695533, 8.00%, 6/1/2027	2	2
Pool # 313687, 7.00%, 9/1/2027	—	—
Pool # 755973, 8.00%, 11/1/2028	17	17
Pool # 455759, 6.00%, 12/1/2028	2	2
Pool # 252211, 6.00%, 1/1/2029	3	3
Pool # 889020, 6.50%, 11/1/2029	333	343
Pool # 598559, 6.50%, 8/1/2031	27	28
Pool # 679886, 6.50%, 2/1/2032	51	52
Pool # 682078, 5.50%, 11/1/2032	159	160
Pool # 675555, 6.00%, 12/1/2032	21	22
Pool # AL0045, 6.00%, 12/1/2032	258	262
Pool # 683351, 5.50%, 2/1/2033	3	3
Pool # 357363, 5.50%, 3/1/2033	142	143
Pool # 674349, 6.00%, 3/1/2033	3	3
Pool # 688625, 6.00%, 3/1/2033	5	5
Pool # 695584, 6.00%, 3/1/2033	2	2
Pool # 254693, 5.50%, 4/1/2033	99	100
Pool # 702901, 6.00%, 5/1/2033	36	37
Pool # 720576, 5.00%, 6/1/2033	24	24
Pool # 995656, 7.00%, 6/1/2033	129	135
Pool # 723852, 5.00%, 7/1/2033	31	31
Pool # 729296, 5.00%, 7/1/2033	26	26
Pool # 720155, 5.50%, 7/1/2033	23	23
Pool # 729379, 6.00%, 8/1/2033	15	15
Pool # AA0917, 5.50%, 9/1/2033	400	399
Pool # 737825, 6.00%, 9/1/2033	27	27
Pool # 725027, 5.00%, 11/1/2033	82	82
Pool # 755109, 5.50%, 11/1/2033	6	7
Pool # 753174, 4.00%, 12/1/2033	138	134
Pool # 725017, 5.50%, 12/1/2033	171	172
Pool # 759424, 5.50%, 1/1/2034	22	22
Pool # 751341, 5.50%, 3/1/2034	21	21
Pool # 770405, 5.00%, 4/1/2034	166	163
Pool # 776708, 5.00%, 5/1/2034	86	85
Pool # 888568, 5.00%, 12/1/2034	61	60
Pool # 810663, 5.00%, 1/1/2035	31	31
Pool # 995003, 7.50%, 1/1/2035	49	50
Pool # 995156, 7.50%, 3/1/2035	75	76
Pool # 735503, 6.00%, 4/1/2035	195	199
Pool # 827776, 5.00%, 7/1/2035	27	27
Pool # 820347, 5.00%, 9/1/2035	134	133
Pool # 745148, 5.00%, 1/1/2036	102	101
Pool # 888417, 6.50%, 1/1/2036	300	310
Pool # 745275, 5.00%, 2/1/2036	81	81
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	21

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 833629, 7.00%, 3/1/2036	7	7
Pool # 745418, 5.50%, 4/1/2036	146	148
Pool # 888016, 5.50%, 5/1/2036	192	195
Pool # 888209, 5.50%, 5/1/2036	126	128
Pool # 870770, 6.50%, 7/1/2036	14	14
Pool # 976871, 6.50%, 8/1/2036	250	258
Pool # AA0922, 6.00%, 9/1/2036	704	717
Pool # 745948, 6.50%, 10/1/2036	85	88
Pool # AA1019, 6.00%, 11/1/2036	82	83
Pool # 888476, 7.50%, 5/1/2037	33	34
Pool # 928584, 6.50%, 8/1/2037	78	82
Pool # 945870, 6.50%, 8/1/2037	129	135
Pool # 986648, 6.00%, 9/1/2037	231	238
Pool # 928670, 7.00%, 9/1/2037	122	128
Pool # 888890, 6.50%, 10/1/2037	151	159
Pool # 888707, 7.50%, 10/1/2037	327	339
Pool # 888892, 7.50%, 11/1/2037	101	105
Pool # AL0662, 5.50%, 1/1/2038	221	222
Pool # 995505, 8.00%, 1/1/2038	9	9
Pool # 929331, 6.00%, 4/1/2038	63	64
Pool # 909236, 7.00%, 9/1/2038	228	239
Pool # 890268, 6.50%, 10/1/2038	182	192
Pool # 995149, 6.50%, 10/1/2038	742	765
Pool # 934591, 7.00%, 10/1/2038	180	189
Pool # AB2869, 6.00%, 11/1/2038	190	193
Pool # 991908, 7.00%, 11/1/2038	186	198
Pool # 995504, 7.50%, 11/1/2038	78	80
Pool # 257510, 7.00%, 12/1/2038	421	441
Pool # AD0753, 7.00%, 1/1/2039	605	633
Pool # AD0780, 7.50%, 4/1/2039	459	481
Pool # AC2948, 5.00%, 9/1/2039	321	318
Pool # AC3740, 5.50%, 9/1/2039	136	135
Pool # AC7296, 5.50%, 12/1/2039	198	199
Pool # AD7790, 5.00%, 8/1/2040	1,645	1,630
Pool # AD9151, 5.00%, 8/1/2040	545	541
Pool # AL2059, 4.00%, 6/1/2042	3,975	3,783
Pool # AB9017, 3.00%, 4/1/2043	6,084	5,455
Pool # AT5891, 3.00%, 6/1/2043	7,450	6,673
Pool # AB9860, 3.00%, 7/1/2043	5,328	4,759
Pool # AX9319, 3.50%, 12/1/2044	4,694	4,286
Pool # AL7380, 3.50%, 2/1/2045	6,402	5,928
Pool # AS6479, 3.50%, 1/1/2046	15,864	14,531
Pool # BM1213, 4.00%, 4/1/2047	6,529	6,101
Pool # BH7650, 4.00%, 9/1/2047	2,150	2,015
Pool # BM3500, 4.00%, 9/1/2047	19,659	18,596
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BE8344, 4.00%, 11/1/2047	843	782
Pool # BJ7248, 4.00%, 12/1/2047	2,725	2,531
Pool # BE8349, 4.00%, 1/1/2048	1,487	1,379
Pool # BJ5756, 4.00%, 1/1/2048	3,298	3,040
Pool # BJ7310, 4.00%, 1/1/2048	5,430	5,040
Pool # BJ8237, 4.00%, 1/1/2048	3,197	2,963
Pool # BJ8264, 4.00%, 1/1/2048	2,142	1,986
Pool # BM3375, 4.00%, 1/1/2048	3,802	3,528
Pool # BK1007, 4.00%, 2/1/2048	1,020	947
Pool # BK1134, 4.00%, 2/1/2048	3,539	3,284
Pool # BM3665, 4.00%, 3/1/2048	24,304	22,563
Pool # BE8366, 4.50%, 7/1/2048	2,490	2,376
Pool # BK7982, 5.00%, 7/1/2048	2,497	2,480
Pool # BN0271, 4.50%, 9/1/2048	851	812
Pool # BN1315, 4.50%, 9/1/2048	1,373	1,306
Pool # BN4733, 5.50%, 3/1/2049	230	234
Pool # BK8745, 4.50%, 4/1/2049	1,621	1,536
Pool # FM1939, 4.50%, 5/1/2049	8,484	8,051
Pool # BK8753, 4.50%, 6/1/2049	2,420	2,297
Pool # CA3713, 5.00%, 6/1/2049	958	940
Pool # BO2305, 4.00%, 7/1/2049	2,667	2,468
Pool # BO5607, 3.50%, 9/1/2049	1,827	1,635
Pool # BO1405, 4.00%, 9/1/2049	3,662	3,384
Pool # BO4392, 3.50%, 1/1/2050	3,487	3,127
Pool # BP3048, 3.00%, 3/1/2050	3,881	3,339
Pool # BP5299, 3.50%, 3/1/2050	4,057	3,766
Pool # CA5702, 2.50%, 5/1/2050	37,280	31,035
Pool # CA5729, 3.00%, 5/1/2050	4,121	3,548
Pool # FM3671, 4.50%, 5/1/2050	4,221	4,118
Pool # CA6079, 2.50%, 6/1/2050	38,078	31,150
Pool # BK2746, 2.50%, 7/1/2050	15,944	13,043
Pool # BP6474, 2.50%, 7/1/2050	32,355	26,618
Pool # BP9823, 2.50%, 7/1/2050	554	453
Pool # BP9948, 2.50%, 7/1/2050	760	622
Pool # CA6361, 2.50%, 7/1/2050	38,147	31,838
Pool # CA6708, 2.50%, 8/1/2050	24,053	20,132
Pool # FM4051, 2.50%, 8/1/2050	16,132	13,439
Pool # CA6989, 2.50%, 9/1/2050	53,200	44,377
Pool # FM4532, 3.00%, 9/1/2050	9,964	8,584
Pool # BQ1155, 2.50%, 10/1/2050	14,693	12,019
Pool # BQ7669, 2.50%, 10/1/2050	675	552
Pool # FS3599, 2.50%, 1/1/2051	71,322	59,063
Pool # BQ4516, 2.00%, 2/1/2051	6,693	5,280
Pool # CB0458, 2.50%, 5/1/2051	26,478	21,802
Pool # CB0514, 2.50%, 5/1/2051	21,329	17,860
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CB0674, 2.50%, 5/1/2051	39,885	33,024
Pool # CB0531, 3.00%, 5/1/2051	54,750	47,216
Pool # FM8172, 3.00%, 5/1/2051	18,874	16,205
Pool # FM7916, 2.50%, 6/1/2051	16,484	13,774
Pool # FS5384, 2.50%, 6/1/2051	66,192	55,163
Pool # FM9523, 2.50%, 7/1/2051	11,670	9,835
Pool # CB1411, 3.00%, 8/1/2051	40,842	35,222
Pool # FM8817, 2.50%, 9/1/2051	38,894	32,552
Pool # FS4539, 3.00%, 9/1/2051	7,719	6,637
Pool # BU0070, 2.50%, 10/1/2051	37,934	30,974
Pool # CB1901, 2.50%, 10/1/2051	32,798	27,551
Pool # FM9195, 2.50%, 10/1/2051	42,007	35,112
Pool # CB1874, 3.00%, 10/1/2051	3,229	2,782
Pool # CB1878, 3.00%, 10/1/2051	7,484	6,494
Pool # MA4466, 2.50%, 11/1/2051	73,765	60,637
Pool # CB2066, 3.00%, 11/1/2051	6,397	5,511
Pool # FS4645, 4.00%, 11/1/2051	12,909	11,861
Pool # CB2297, 2.50%, 12/1/2051	13,724	11,353
Pool # FM9882, 2.50%, 12/1/2051	8,167	6,699
Pool # FS3611, 2.50%, 12/1/2051	5,543	4,619
Pool # FS2559, 3.00%, 12/1/2051	23,376	20,160
Pool # MA4494, 3.00%, 12/1/2051	5,279	4,535
Pool # FS4108, 4.00%, 12/1/2051	3,860	3,548
Pool # BU7561, 2.50%, 1/1/2052	16,547	13,786
Pool # CB2637, 2.50%, 1/1/2052	51,488	43,068
Pool # FS0196, 2.50%, 1/1/2052	58,575	47,918
Pool # BV0492, 3.00%, 1/1/2052	7,751	6,670
Pool # CB2664, 3.00%, 1/1/2052	5,271	4,541
Pool # FS5731, 3.00%, 1/1/2052	23,582	20,220
Pool # BV3339, 2.50%, 2/1/2052	7,640	6,362
Pool # FA2022, 2.50%, 2/1/2052	16,179	13,380
Pool # FS4284, 2.50%, 2/1/2052	43,345	35,654
Pool # MA4548, 2.50%, 2/1/2052	47,761	39,272
Pool # BV4133, 2.50%, 3/1/2052	41,788	34,197
Pool # CB3031, 2.50%, 3/1/2052	10,292	8,456
Pool # FS0882, 2.50%, 3/1/2052	38,349	32,111
Pool # FS4533, 2.50%, 3/1/2052	5,440	4,502
Pool # FS5446, 2.50%, 3/1/2052	39,692	32,597
Pool # FS0957, 3.00%, 3/1/2052	28,719	24,547
Pool # FS2246, 3.00%, 3/1/2052	31,057	27,311
Pool # FS4393, 3.00%, 3/1/2052	11,238	9,650
Pool # BV5360, 2.50%, 4/1/2052	46,662	38,331
Pool # FS7697, 2.50%, 4/1/2052	29,485	24,631
Pool # CB3360, 3.00%, 4/1/2052	7,038	6,014
Pool # CB3361, 3.00%, 4/1/2052	24,175	20,805
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # FS6301, 3.00%, 4/1/2052	15,009	12,944
Pool # CB3378, 4.00%, 4/1/2052	19,490	17,881
Pool # BV7119, 4.50%, 4/1/2052	394	372
Pool # BV7121, 4.50%, 4/1/2052	1,094	1,035
Pool # BV7122, 4.50%, 4/1/2052	3,220	3,053
Pool # BV7124, 4.50%, 4/1/2052	979	925
Pool # FS9052, 3.00%, 5/1/2052	18,165	15,510
Pool # BV8375, 4.00%, 5/1/2052	13,855	12,692
Pool # FS1669, 4.00%, 5/1/2052	21,099	19,637
Pool # BV7111, 4.50%, 5/1/2052	1,118	1,057
Pool # BV7133, 4.50%, 5/1/2052	658	622
Pool # FS2773, 2.50%, 6/1/2052	9,322	7,789
Pool # FS2645, 3.00%, 6/1/2052	15,031	12,933
Pool # FS8849, 3.00%, 7/1/2052	16,937	14,573
Pool # FA1355, 4.00%, 7/1/2052	31,212	28,632
Pool # FA1708, 3.00%, 8/1/2052	44,846	38,797
Pool # FS8358, 3.50%, 8/1/2052	17,948	15,961
Pool # FS4076, 4.00%, 8/1/2052	14,312	13,162
Pool # CB4587, 4.50%, 9/1/2052	14,768	13,970
Pool # CB4628, 5.00%, 9/1/2052	67,070	65,521
Pool # FS2982, 5.00%, 9/1/2052	21,714	21,163
Pool # CB4642, 6.00%, 9/1/2052	10,998	11,208
Pool # FS3977, 4.50%, 11/1/2052	2,413	2,284
Pool # BV0962, 5.00%, 11/1/2052	10,140	9,823
Pool # BW1328, 5.00%, 11/1/2052	37,532	36,499
Pool # CB5267, 4.50%, 12/1/2052	16,989	16,068
Pool # CB5412, 4.00%, 1/1/2053	5,962	5,457
Pool # CB5666, 4.00%, 2/1/2053	37,264	34,172
Pool # CB5896, 5.00%, 3/1/2053	19,731	19,145
Pool # CB5898, 5.00%, 3/1/2053	15,096	14,694
Pool # CB6313, 5.00%, 5/1/2053	13,365	13,003
Pool # BX4395, 5.50%, 5/1/2053	7,451	7,432
Pool # BY4714, 5.00%, 6/1/2053	123,426	119,596
Pool # BY4776, 5.00%, 7/1/2053	83,359	80,557
Pool # BY4770, 5.50%, 7/1/2053	15,290	15,250
Pool # BY4775, 5.50%, 7/1/2053	10,373	10,295
Pool # BY7101, 5.50%, 8/1/2053	6,043	6,027
Pool # BY7130, 6.00%, 9/1/2053	8,291	8,447
Pool # DB1954, 5.00%, 11/1/2054	82,282	79,422
Pool # DB4827, 5.00%, 11/1/2054	38,510	37,171
Pool # CC0876, 6.00%, 8/1/2055	17,585	17,956
FNMA, 30 Year
Pool # 252409, 6.50%, 3/1/2029	11	11
Pool # 653815, 7.00%, 2/1/2033	3	3
Pool # 752786, 6.00%, 9/1/2033	41	41
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	23

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CA3029, 4.00%, 1/1/2049	3,667	3,364
Pool # CA5105, 3.50%, 2/1/2050	5,457	4,862
FNMA, Other
Pool # AM6448, 3.25%, 9/1/2026	8,454	8,432
Pool # AM7117, 3.14%, 12/1/2026	16,305	16,226
Pool # AM7262, 3.19%, 12/1/2026	14,505	14,435
Pool # AM7011, 3.22%, 12/1/2026	2,446	2,434
Pool # FN0029, 4.12%, 12/1/2026 (e)	2,408	2,402
Pool # AM8008, 2.94%, 2/1/2027	10,173	10,095
Pool # AM8803, 2.78%, 6/1/2027	3,485	3,439
Pool # AM9345, 3.25%, 7/1/2027	6,576	6,506
Pool # AN7048, 2.90%, 10/1/2027	5,798	5,697
Pool # AN7669, 2.83%, 12/1/2027	18,118	17,745
Pool # AN8048, 3.08%, 1/1/2028	43,351	42,885
Pool # AN7943, 3.10%, 1/1/2028	13,473	13,217
Pool # BS8221, 4.56%, 5/1/2028	10,254	10,246
Pool # AN1600, 2.59%, 6/1/2028	5,557	5,398
Pool # AN9686, 3.52%, 6/1/2028	28,981	28,472
Pool # AN9486, 3.57%, 6/1/2028	25,168	24,682
Pool # AN2005, 2.73%, 7/1/2028	8,816	8,517
Pool # 387806, 3.55%, 8/1/2028	14,570	14,288
Pool # BS8383, 4.62%, 11/1/2028	7,514	7,508
Pool # BS8384, 4.62%, 11/1/2028	5,246	5,242
Pool # BL1040, 3.81%, 12/1/2028	42,090	41,343
Pool # BL0907, 3.88%, 12/1/2028	11,883	11,678
Pool # BL1435, 3.53%, 1/1/2029	22,154	21,631
Pool # BS8376, 4.60%, 5/1/2029	9,263	9,253
Pool # BL4317, 2.27%, 9/1/2029	4,205	3,933
Pool # BS6615, 3.50%, 9/1/2029	14,504	14,034
Pool # BS6621, 3.50%, 9/1/2029	32,089	31,014
Pool # AN6846, 2.93%, 10/1/2029	12,415	11,804
Pool # BS6739, 3.82%, 10/1/2029	45,001	43,851
Pool # BL4592, 2.28%, 11/1/2029	27,630	25,715
Pool # BL4333, 2.52%, 11/1/2029	38,060	35,698
Pool # AM8123, 2.92%, 2/1/2030	6,917	6,561
Pool # AM7785, 3.17%, 2/1/2030	5,342	5,094
Pool # AM7516, 3.55%, 2/1/2030	13,000	12,560
Pool # BS7388, 4.82%, 3/1/2030	10,369	10,367
Pool # AM8692, 3.03%, 4/1/2030	25,000	23,650
Pool # AM8544, 3.08%, 4/1/2030	13,233	12,584
Pool # AM8889, 2.92%, 5/1/2030	11,320	10,638
Pool # AM8151, 2.94%, 5/1/2030	11,299	10,637
Pool # AN9154, 3.64%, 5/1/2030	3,729	3,598
Pool # BS7669, 4.75%, 5/1/2030	8,177	8,158
Pool # AM9020, 2.97%, 6/1/2030	6,815	6,421
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BS7678, 4.75%, 6/1/2030	8,500	8,480
Pool # BS8846, 4.09%, 7/1/2030	34,324	33,538
Pool # BS7681, 4.75%, 7/1/2030	4,758	4,746
Pool # BZ1291, 4.82%, 8/1/2030	15,307	15,289
Pool # AN9293, 3.71%, 9/1/2030	60,000	57,673
Pool # BS8736, 4.37%, 10/1/2030	9,170	9,021
Pool # BL9494, 1.46%, 12/1/2030	10,000	8,713
Pool # BS8375, 4.66%, 1/1/2031	9,425	9,365
Pool # BS7921, 4.77%, 1/1/2031	9,083	9,062
Pool # BZ0423, 4.31%, 2/1/2031	38,469	37,730
Pool # BZ0424, 4.31%, 2/1/2031	19,031	18,666
Pool # BS8377, 4.66%, 2/1/2031	1,184	1,176
Pool # BS9557, 5.23%, 2/1/2031	7,525	7,634
Pool # AH9683, 5.00%, 4/1/2031	144	143
Pool # BS2422, 1.67%, 7/1/2031	36,050	31,220
Pool # BL3298, 2.86%, 8/1/2031	6,766	6,223
Pool # BS9623, 4.91%, 8/1/2031	5,119	5,113
Pool # BL4310, 2.35%, 10/1/2031	10,496	9,408
Pool # AN2625, 2.50%, 10/1/2031	8,696	7,856
Pool # AN2513, 2.63%, 10/1/2031	25,000	22,582
Pool # BZ2211, 3.90%, 11/1/2031	47,210	45,220
Pool # BS4338, 1.82%, 1/1/2032	26,665	23,086
Pool # BS4124, 1.94%, 1/1/2032	10,813	9,460
Pool # BS4030, 1.96%, 1/1/2032	19,399	16,924
Pool # BS3869, 2.00%, 1/1/2032	36,000	31,319
Pool # BS4650, 2.02%, 1/1/2032	7,459	6,533
Pool # BS4396, 2.05%, 1/1/2032	10,000	8,698
Pool # BS4200, 2.05%, 2/1/2032	34,650	30,176
Pool # BL5789, 2.40%, 3/1/2032	11,941	10,634
Pool # BS5204, 2.50%, 4/1/2032	6,186	5,535
Pool # BS5130, 2.55%, 4/1/2032	45,003	40,302
Pool # BS5069, 2.73%, 4/1/2032	2,469	2,213
Pool # AN5065, 3.34%, 4/1/2032	26,680	24,788
Pool # BS5330, 2.85%, 5/1/2032	14,317	12,956
Pool # BS5298, 3.07%, 5/1/2032	36,743	33,623
Pool # BS5907, 3.54%, 6/1/2032	10,756	10,090
Pool # BS6033, 3.97%, 7/1/2032	2,081	1,988
Pool # BS6301, 3.67%, 8/1/2032	19,145	17,974
Pool # BS6409, 3.88%, 8/1/2032	2,206	2,089
Pool # BS6288, 3.89%, 8/1/2032	10,875	10,358
Pool # BS6597, 3.67%, 9/1/2032	13,781	12,864
Pool # BS6305, 3.68%, 9/1/2032	54,320	51,008
Pool # BS6316, 3.76%, 9/1/2032	20,000	18,931
Pool # BS6339, 3.80%, 9/1/2032	65,061	61,407
Pool # BS6381, 3.89%, 9/1/2032	22,000	20,862
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS6159, 3.92%, 9/1/2032	6,000	5,710
Pool # BS6845, 4.22%, 10/1/2032	43,000	41,552
Pool # BS6915, 4.60%, 10/1/2032	36,000	35,384
Pool # BS8968, 4.73%, 10/1/2032	15,496	15,353
Pool # BM7110, 3.87%, 11/1/2032 (e)	27,110	25,747
Pool # BS6840, 4.18%, 11/1/2032	8,255	7,960
Pool # BS6841, 4.18%, 11/1/2032	11,615	11,184
Pool # BS6995, 4.18%, 11/1/2032	19,825	19,123
Pool # BS6868, 4.61%, 11/1/2032	7,463	7,366
Pool # BS9560, 5.30%, 11/1/2032	4,300	4,382
Pool # AQ7084, 3.50%, 12/1/2032	508	487
Pool # BS7083, 4.59%, 12/1/2032	34,142	33,655
Pool # BS7019, 4.60%, 12/1/2032	33,325	32,843
Pool # BS7320, 4.88%, 12/1/2032	14,287	14,284
Pool # 650236, 5.00%, 12/1/2032	3	3
Pool # BS7303, 5.34%, 12/1/2032	10,568	10,811
Pool # BS7496, 4.33%, 1/1/2033	11,963	11,606
Pool # BS7558, 4.40%, 1/1/2033	15,134	14,736
Pool # BS7595, 4.46%, 1/1/2033	9,381	9,172
Pool # BS7147, 4.95%, 1/1/2033	10,693	10,714
Pool # AR7484, 3.50%, 2/1/2033	1,046	1,013
Pool # BS7843, 3.90%, 2/1/2033	60,000	56,656
Pool # BS7775, 4.14%, 3/1/2033	8,725	8,358
Pool # BS8110, 4.30%, 3/1/2033	44,672	43,239
Pool # BS7786, 4.24%, 4/1/2033	37,865	36,542
Pool # BS8223, 4.50%, 4/1/2033	6,368	6,231
Pool # BS8055, 4.71%, 4/1/2033	14,642	14,481
Pool # BS8185, 4.17%, 5/1/2033	13,528	12,959
Pool # BS8213, 4.22%, 5/1/2033	17,744	17,121
Pool # BS8546, 4.37%, 5/1/2033	32,295	31,317
Pool # BS8284, 4.43%, 5/1/2033	8,651	8,426
Pool # BS8610, 4.48%, 5/1/2033	4,615	4,508
Pool # BS8247, 4.53%, 5/1/2033	3,900	3,820
Pool # BS8609, 4.53%, 5/1/2033	6,149	6,023
Pool # AT7117, 3.50%, 6/1/2033	358	345
Pool # BS8756, 4.14%, 6/1/2033	18,345	17,558
Pool # BS8644, 4.32%, 6/1/2033	22,292	21,591
Pool # BS8661, 4.34%, 6/1/2033	4,663	4,518
Pool # BS8665, 4.34%, 6/1/2033	5,025	4,866
Pool # BS8571, 4.43%, 6/1/2033	6,239	6,067
Pool # AN6000, 3.21%, 7/1/2033	9,065	8,249
Pool # AN9695, 3.67%, 7/1/2033	32,550	30,273
Pool # AN9496, 3.75%, 7/1/2033	24,000	22,530
Pool # AN9950, 3.89%, 7/1/2033	8,213	7,711
Pool # BS9089, 4.51%, 7/1/2033	31,800	31,052
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BS8883, 4.58%, 7/1/2033	35,052	34,183
Pool # BS9470, 4.45%, 10/1/2033	17,758	17,284
Pool # BS9471, 4.45%, 10/1/2033	16,368	15,931
Pool # BS9185, 4.51%, 10/1/2033	26,043	25,383
Pool # BS9182, 4.52%, 10/1/2033	29,035	28,383
Pool # BZ0419, 4.25%, 1/1/2034	21,000	20,136
Pool # BZ0430, 4.32%, 2/1/2034	40,000	38,538
Pool # 810997, 5.50%, 10/1/2034	70	69
Pool # AM7122, 3.61%, 11/1/2034	4,592	4,246
Pool # AM8474, 3.45%, 4/1/2035	4,159	3,799
Pool # AM8475, 3.45%, 4/1/2035	1,687	1,541
Pool # AM9532, 3.63%, 10/1/2035	3,174	2,919
Pool # BS5413, 3.41%, 12/1/2035	10,250	9,024
Pool # AN0375, 3.76%, 12/1/2035	5,012	4,643
Pool # 256051, 5.50%, 12/1/2035	45	45
Pool # 256128, 6.00%, 2/1/2036	10	10
Pool # 880219, 7.00%, 2/1/2036	49	49
Pool # 920934, 6.50%, 1/1/2037	143	144
Pool # 888408, 6.00%, 3/1/2037	84	83
Pool # 888373, 7.00%, 3/1/2037	24	25
Pool # 888412, 7.00%, 4/1/2037	19	19
Pool # BS5648, 3.87%, 6/1/2037	10,561	9,501
Pool # BS5650, 3.87%, 6/1/2037	14,180	12,811
Pool # BS5761, 3.87%, 6/1/2037	10,964	9,906
Pool # 995783, 8.00%, 11/1/2037	64	65
Pool # 257209, 5.50%, 5/1/2038	69	69
Pool # MA0127, 5.50%, 6/1/2039	84	83
Pool # AL2606, 4.00%, 3/1/2042	171	158
Pool # AO7225, 4.00%, 7/1/2042	1,042	985
Pool # AO9352, 4.00%, 7/1/2042	1,325	1,254
Pool # AO9353, 4.00%, 7/1/2042	1,549	1,462
Pool # MA1125, 4.00%, 7/1/2042	884	836
Pool # MA1178, 4.00%, 9/1/2042	4,954	4,686
Pool # MA1213, 3.50%, 10/1/2042	2,293	2,109
Pool # MA1251, 3.50%, 11/1/2042	5,718	5,259
Pool # MA1253, 4.00%, 11/1/2042	4,047	3,821
Pool # AR1397, 3.00%, 1/1/2043	4,511	4,017
Pool # MA1328, 3.50%, 1/1/2043	827	761
Pool # AQ9999, 3.00%, 2/1/2043	2,216	1,973
Pool # MA1373, 3.50%, 3/1/2043	1,423	1,313
Pool # MA1404, 3.50%, 4/1/2043	4,105	3,765
Pool # AB9096, 4.00%, 4/1/2043	445	420
Pool # AB9196, 3.50%, 5/1/2043	1,103	1,015
Pool # AT4051, 3.50%, 5/1/2043	521	478
Pool # MA1437, 3.50%, 5/1/2043	4,505	4,132
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	25

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AT5914, 3.50%, 6/1/2043	2,719	2,501
Pool # MA1463, 3.50%, 6/1/2043	5,639	5,172
Pool # AB9704, 4.00%, 6/1/2043	859	799
Pool # MA1711, 4.50%, 12/1/2043	6,132	5,926
Pool # AL6167, 3.50%, 1/1/2044	3,010	2,768
Pool # MA1759, 4.00%, 1/1/2044	2,060	1,945
Pool # MA1760, 4.50%, 1/1/2044	1,888	1,825
Pool # AV9286, 4.00%, 2/1/2044	1,710	1,604
Pool # MA1800, 4.00%, 2/1/2044	1,298	1,225
Pool # MA1828, 4.50%, 3/1/2044	4,894	4,729
Pool # MA2429, 4.00%, 10/1/2045	1,447	1,354
Pool # MA2565, 4.00%, 3/1/2046	2,185	2,044
Pool # BM5835, 3.00%, 9/1/2047	7,144	6,166
Pool # AD0523, 6.00%, 11/1/2048	162	163
Pool # BF0131, 3.50%, 8/1/2056	33,011	29,008
Pool # BF0144, 3.50%, 10/1/2056	2,125	1,876
Pool # BF0690, 3.00%, 2/1/2057	7,397	6,490
Pool # BF0230, 5.50%, 1/1/2058	32,441	33,143
Pool # BF0341, 5.50%, 1/1/2059	13,707	13,767
Pool # BM7076, 4.00%, 4/1/2059	36,330	33,352
Pool # BF0396, 2.50%, 8/1/2059	23,766	19,291
Pool # BM6734, 4.00%, 8/1/2059	24,783	22,567
Pool # BF0464, 3.50%, 3/1/2060	36,644	32,197
Pool # BF0520, 3.00%, 1/1/2061	48,694	40,811
Pool # BM7075, 3.00%, 3/1/2061	53,770	45,069
Pool # BF0546, 2.50%, 7/1/2061	61,498	49,054
Pool # BF0562, 3.50%, 9/1/2061	45,176	39,568
Pool # BF0577, 2.50%, 12/1/2061	10,172	8,234
Pool # BF0590, 2.50%, 12/1/2061	14,294	11,401
Pool # BF0579, 3.00%, 12/1/2061	17,605	14,713
Pool # BF0583, 4.00%, 12/1/2061	24,244	21,843
Pool # BF0586, 5.00%, 12/1/2061	10,123	9,818
Pool # BF0617, 2.50%, 3/1/2062	70,447	56,192
Pool # BF0602, 3.00%, 3/1/2062	25,446	21,266
Pool # BF0603, 3.50%, 3/1/2062	16,674	14,753
Pool # BF0604, 3.50%, 3/1/2062	26,791	23,465
Pool # BF0605, 4.00%, 3/1/2062	13,397	12,070
Pool # BF0674, 2.50%, 4/1/2062	56,256	44,872
Pool # BF0759, 2.50%, 5/1/2062	52,288	41,707
Pool # BF0673, 2.50%, 6/1/2062	37,336	29,780
Pool # BF0654, 3.00%, 6/1/2062	29,354	24,532
Pool # BF0648, 3.50%, 6/1/2062	18,143	16,054
Pool # BF0655, 3.50%, 6/1/2062	35,866	31,414
Pool # BF0649, 4.00%, 6/1/2062	16,939	15,529
Pool # BF0677, 4.00%, 9/1/2062	37,524	33,807
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BF0701, 3.50%, 12/1/2062	14,054	12,309
Pool # BF0733, 3.00%, 6/1/2063	25,901	21,645
Pool # BF0764, 3.50%, 9/1/2063	19,485	17,196
Pool # BF0767, 4.00%, 9/1/2063	40,132	36,157
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 9/25/2056 (g)	303,435	247,466
TBA, 3.00%, 9/25/2056 (g)	15,600	13,292
GNMA I, 30 Year
Pool # 411829, 7.50%, 7/15/2027	1	1
Pool # 554108, 6.50%, 3/15/2028	9	9
Pool # 468236, 6.50%, 9/15/2028	8	8
Pool # 486537, 7.50%, 9/15/2028	3	3
Pool # 486631, 6.50%, 10/15/2028	1	1
Pool # 781328, 7.00%, 9/15/2031	111	115
Pool # 569568, 6.50%, 1/15/2032	119	121
Pool # 591882, 6.50%, 7/15/2032	9	10
Pool # 607645, 6.50%, 2/15/2033	37	38
Pool # 607724, 7.00%, 2/15/2033	19	19
Pool # 783123, 5.50%, 4/15/2033	739	746
Pool # 604209, 6.50%, 4/15/2033	31	31
Pool # 614546, 5.50%, 6/15/2033	6	6
Pool # 781614, 7.00%, 6/15/2033	40	41
Pool # 781689, 5.50%, 12/15/2033	26	26
Pool # 632415, 5.50%, 7/15/2034	16	16
Pool # 574710, 5.50%, 9/15/2034	11	11
Pool # 782615, 7.00%, 6/15/2035	235	243
Pool # 782025, 6.50%, 12/15/2035	96	99
Pool # 617486, 7.00%, 4/15/2037	41	41
Pool # 782212, 7.50%, 10/15/2037	86	90
Pool # BI6868, 5.00%, 3/15/2049	1,629	1,612
Pool # BM1726, 5.00%, 3/15/2049	1,423	1,408
Pool # CO1894, 4.50%, 7/15/2052	6,827	6,649
Pool # CU0289, 6.50%, 6/15/2053	9,391	9,703
GNMA II
Pool # CE5521, ARM, 5.75%, 8/20/2071 (e)	11,017	11,439
Pool # CE5523, ARM, 5.81%, 8/20/2071 (e)	15,659	16,207
Pool # CE9356, ARM, 5.56%, 9/20/2071 (e)	8,038	8,260
Pool # CE5533, ARM, 5.77%, 9/20/2071 (e)	37,926	39,329
Pool # CE5537, ARM, 5.78%, 9/20/2071 (e)	33,788	35,125
Pool # CE5536, ARM, 5.80%, 9/20/2071 (e)	30,345	31,536
Pool # CE5544, ARM, 5.69%, 10/20/2071 (e)	35,512	36,891
Pool # CE5550, ARM, 5.74%, 10/20/2071 (e)	18,471	19,165
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CE5552, ARM, 5.74%, 11/20/2071 (e)	36,101	37,498
Pool # CK2783, ARM, 5.70%, 2/20/2072 (e)	85,845	89,241
Pool # CK2789, ARM, 5.71%, 2/20/2072 (e)	31,028	32,242
Pool # CM0227, ARM, 5.74%, 2/20/2072 (e)	28,103	29,258
Pool # CM0228, ARM, 5.96%, 2/20/2072 (e)	17,863	18,659
Pool # CL8129, ARM, 5.64%, 3/20/2072 (e)	19,582	20,314
Pool # CK2802, ARM, 5.66%, 3/20/2072 (e)	27,381	28,458
Pool # CM0234, ARM, 5.66%, 3/20/2072 (e)	29,017	30,165
Pool # CK2800, ARM, 5.68%, 3/20/2072 (e)	21,899	22,808
Pool # CM9946, ARM, 5.69%, 3/20/2072 (e)	17,496	18,200
Pool # CK2791, ARM, 5.70%, 3/20/2072 (e)	42,159	43,872
Pool # CK2794, ARM, 5.71%, 3/20/2072 (e)	43,651	45,446
Pool # CK2793, ARM, 5.72%, 3/20/2072 (e)	40,220	41,850
Pool # CK2803, ARM, 5.65%, 4/20/2072 (e)	42,050	43,800
Pool # BL8377, ARM, 5.74%, 4/20/2072 (e)	36,101	37,757
Pool # CN0126, ARM, 5.69%, 5/20/2072 (e)	34,396	35,767
Pool # CN7634, ARM, 5.77%, 6/20/2072 (e)	26,529	27,810
Pool # 786250, ARM, 5.87%, 6/20/2072 (e)	38,787	40,814
Pool # CL8191, ARM, 5.84%, 7/20/2072 (e)	21,864	22,958
Pool # CO0363, ARM, 5.90%, 7/20/2072 (e)	27,908	29,453
GNMA II, 30 Year
Pool # 2285, 8.00%, 9/20/2026	—	—
Pool # 2324, 8.00%, 11/20/2026	—	—
Pool # 2499, 8.00%, 10/20/2027	1	1
Pool # 2512, 8.00%, 11/20/2027	1	1
Pool # 2525, 8.00%, 12/20/2027	—	—
Pool # 2549, 7.50%, 2/20/2028	—	—
Pool # 2562, 6.00%, 3/20/2028	2	2
Pool # 2646, 7.50%, 9/20/2028	3	3
Pool # 2781, 6.50%, 7/20/2029	86	88
Pool # 4224, 7.00%, 8/20/2038	44	45
Pool # 4245, 6.00%, 9/20/2038	1,140	1,182
Pool # 783389, 6.00%, 8/20/2039	417	427
Pool # 783444, 5.50%, 9/20/2039	282	284
Pool # 783967, 4.25%, 12/20/2044	3,079	2,810
Pool # AK8791, 3.75%, 7/20/2045	1,058	944
Pool # BD0481, 4.00%, 12/20/2047	999	907
Pool # BD0484, 4.50%, 12/20/2047	3,949	3,707
Pool # BE0207, 4.50%, 2/20/2048	2,930	2,758
Pool # BE0208, 4.50%, 2/20/2048	4,421	4,168
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BE5169, 4.50%, 2/20/2048	4,427	4,180
Pool # BA7567, 4.50%, 5/20/2048	1,300	1,215
Pool # BG6360, 5.00%, 5/20/2048	4,784	4,761
Pool # BF2574, 5.50%, 5/20/2048	122	124
Pool # BI0728, 5.00%, 7/20/2048	6,020	5,976
Pool # BD0551, 4.50%, 8/20/2048	1,132	1,074
Pool # BI5288, 5.00%, 8/20/2048	7,179	7,085
Pool # BI5289, 5.00%, 8/20/2048	10,304	10,206
Pool # AY2411, 4.25%, 9/20/2048	2,929	2,705
Pool # 784598, 5.00%, 9/20/2048	8,077	8,027
Pool # 784626, 4.50%, 10/20/2048	1,132	1,067
Pool # BK2586, 5.00%, 11/20/2048	1,203	1,186
Pool # BJ7082, 5.00%, 12/20/2048	479	468
Pool # BJ7085, 5.00%, 12/20/2048	925	921
Pool # BK7169, 5.00%, 12/20/2048	4,123	4,058
Pool # BK8878, 4.50%, 2/20/2049	1,987	1,857
Pool # BK7189, 5.00%, 2/20/2049	4,351	4,300
Pool # BJ9972, 5.50%, 2/20/2049	887	895
Pool # BK7198, 4.50%, 3/20/2049	2,018	1,894
Pool # BK7199, 5.00%, 3/20/2049	588	583
Pool # BL8042, 5.00%, 3/20/2049	4,444	4,385
Pool # BL9333, 5.00%, 3/20/2049	2,316	2,315
Pool # BG0079, 5.50%, 3/20/2049	780	787
Pool # BL6756, 5.50%, 3/20/2049	291	293
Pool # BJ1322, 5.00%, 4/20/2049	3,710	3,742
Pool # BJ9622, 5.00%, 4/20/2049	1,421	1,393
Pool # BK7209, 5.00%, 4/20/2049	3,235	3,206
Pool # BL6758, 5.50%, 4/20/2049	622	627
Pool # BM9664, 4.50%, 5/20/2049	4,682	4,470
Pool # BM9683, 5.00%, 6/20/2049	9,849	9,770
Pool # BO2880, 5.00%, 6/20/2049	404	395
Pool # BN3950, 5.50%, 6/20/2049	1,657	1,671
Pool # BN2629, 4.00%, 7/20/2049	7,982	7,415
Pool # BI0926, 5.00%, 7/20/2049	756	744
Pool # BI0927, 5.00%, 7/20/2049	415	405
Pool # BM2186, 5.00%, 7/20/2049	336	330
Pool # BM2187, 5.00%, 7/20/2049	292	285
Pool # BO2871, 5.00%, 7/20/2049	228	224
Pool # BO2872, 5.00%, 7/20/2049	747	737
Pool # BO2878, 5.00%, 7/20/2049	587	577
Pool # BO2879, 5.00%, 7/20/2049	305	299
Pool # BO3162, 5.00%, 7/20/2049	36,497	37,203
Pool # BO3173, 5.00%, 7/20/2049	714	700
Pool # BO3174, 5.00%, 7/20/2049	339	330
Pool # BO8226, 5.00%, 7/20/2049	364	357
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	27

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BO8229, 5.00%, 7/20/2049	3,743	3,756
Pool # BO8235, 5.00%, 7/20/2049	448	437
Pool # BO8236, 5.00%, 7/20/2049	403	394
Pool # BP4243, 5.00%, 8/20/2049	9,228	9,183
Pool # BN2649, 3.50%, 9/20/2049	2,074	1,832
Pool # BM9713, 4.50%, 9/20/2049	1,563	1,470
Pool # BP4337, 4.50%, 9/20/2049	11,992	11,555
Pool # BQ3224, 4.50%, 9/20/2049	11,057	10,439
Pool # 784810, 5.00%, 9/20/2049	9,618	9,357
Pool # BM9734, 4.00%, 10/20/2049	2,247	2,051
Pool # 784847, 4.50%, 11/20/2049	15,956	14,952
Pool # BQ8694, 4.50%, 11/20/2049	523	499
Pool # BQ8696, 4.50%, 11/20/2049	608	583
Pool # BR2686, 4.50%, 11/20/2049	1,585	1,499
Pool # BR2687, 4.50%, 11/20/2049	3,756	3,579
Pool # BR2688, 4.50%, 11/20/2049	2,062	1,956
Pool # BR2689, 4.50%, 11/20/2049	2,621	2,519
Pool # BR2739, 4.50%, 11/20/2049	1,303	1,259
Pool # BR2756, 4.50%, 11/20/2049	1,667	1,599
Pool # BR2757, 4.50%, 11/20/2049	1,676	1,601
Pool # BR3820, 4.50%, 11/20/2049	209	197
Pool # BR3821, 4.50%, 11/20/2049	590	556
Pool # BS0953, 4.50%, 11/20/2049	1,628	1,574
Pool # BQ4131, 3.50%, 12/20/2049	8,594	7,653
Pool # BI0940, 4.50%, 12/20/2049	487	461
Pool # BQ3796, 4.50%, 12/20/2049	1,646	1,577
Pool # BR2730, 4.50%, 12/20/2049	723	684
Pool # BR2731, 4.50%, 12/20/2049	656	624
Pool # BR2732, 4.50%, 12/20/2049	968	941
Pool # BR2755, 4.50%, 12/20/2049	906	857
Pool # BR3822, 4.50%, 12/20/2049	661	623
Pool # BR3823, 4.50%, 12/20/2049	1,119	1,067
Pool # BR3824, 4.50%, 12/20/2049	656	632
Pool # BS0951, 4.50%, 12/20/2049	1,626	1,546
Pool # BS0952, 4.50%, 12/20/2049	1,245	1,194
Pool # BQ4132, 3.50%, 1/20/2050	4,632	4,090
Pool # BQ4133, 3.50%, 1/20/2050	3,626	3,219
Pool # BR1548, 3.50%, 1/20/2050	3,436	3,138
Pool # BS8380, 4.50%, 2/20/2050	2,392	2,343
Pool # BP8085, 3.00%, 3/20/2050	3,390	2,951
Pool # BR3892, 4.00%, 3/20/2050	8,177	7,395
Pool # BT8094, 4.00%, 4/20/2050	660	600
Pool # BT8095, 4.00%, 4/20/2050	4,392	3,993
Pool # BT8096, 4.00%, 4/20/2050	6,549	5,949
Pool # BT8097, 4.00%, 4/20/2050	6,166	5,655
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BT8098, 4.00%, 4/20/2050	7,871	7,248
Pool # BT8099, 4.00%, 4/20/2050	5,671	5,235
Pool # BW7042, 3.50%, 9/20/2050	15,906	13,920
Pool # 785294, 3.50%, 1/20/2051	43,497	37,505
Pool # MA7534, 2.50%, 8/20/2051	189,973	158,946
Pool # MA7649, 2.50%, 10/20/2051	27,947	23,383
Pool # CH9031, 3.50%, 10/20/2051	18,165	15,898
Pool # MA7706, 3.00%, 11/20/2051	33,777	29,413
Pool # 787205, 3.50%, 11/20/2051	67,962	59,759
Pool # CI9257, 3.50%, 11/20/2051	21,943	19,205
Pool # CK1527, 3.50%, 12/20/2051	6,524	5,745
Pool # CK1600, 4.00%, 1/20/2052	13,709	12,448
Pool # CK7137, 4.00%, 1/20/2052	23,110	20,608
Pool # 786362, 3.00%, 2/20/2052	32,172	27,569
Pool # CL2553, 4.00%, 2/20/2052	16,408	14,631
Pool # MA7936, 2.50%, 3/20/2052	47,602	39,827
Pool # CM2213, 3.00%, 3/20/2052	6,349	5,523
Pool # 787457, 4.00%, 3/20/2052	20,657	19,057
Pool # CL2574, 4.00%, 3/20/2052	9,543	8,510
Pool # CL2575, 4.00%, 3/20/2052	5,256	4,751
Pool # 787010, 3.50%, 4/20/2052	26,592	23,455
Pool # CM1194, 4.00%, 4/20/2052	11,686	10,420
Pool # MA8148, 3.00%, 7/20/2052	162,160	141,402
Pool # MA8200, 4.00%, 8/20/2052	118,229	108,795
Pool # MA8423, 2.50%, 11/20/2052	32,626	27,339
Pool # CO8957, 5.00%, 12/20/2052	13,667	13,195
Pool # MA8565, 3.00%, 1/20/2053	28,142	24,553
Pool # MA8721, 3.00%, 3/20/2053	97,538	85,244
Pool # MA8796, 3.00%, 4/20/2053	38,642	33,906
Pool # 786842, 4.00%, 4/20/2053	68,683	62,805
Pool # CS4305, 5.50%, 6/20/2053	27,565	27,574
Pool # CS4391, 5.50%, 7/20/2053	33,394	33,406
Pool # MA9166, 3.00%, 9/20/2053	15,642	13,638
Pool # MA9600, 3.00%, 4/20/2054	13,962	12,177
Pool # DL3307, 6.50%, 8/20/2055	27,638	29,050
Pool # MB0680, 2.50%, 10/20/2055	30,598	25,622
GNMA II, Other
Pool # AD0858, 3.75%, 9/20/2038	379	345
Pool # 4285, 6.00%, 11/20/2038	10	10
Pool # AD0862, 3.75%, 1/20/2039	695	625
Pool # 787496, 6.00%, 7/20/2064	29,829	30,308
Pool # 784879, 4.07%, 11/20/2069 (e)	11,412	10,782
Pool # 785137, 3.07%, 8/20/2070 (e)	15,426	13,741
Pool # 785183, 2.93%, 10/20/2070 (e)	30,836	27,566
Pool # 785863, 3.10%, 12/20/2071 (e)	11,550	10,298
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 786556, 4.65%, 1/20/2073 (e)	38,539	37,191
NexGen Pass-Through Trust 0.00%, 11/16/2033 ‡ (e)	2,292	2,292
Total Mortgage-Backed Securities (Cost $10,210,498)		9,779,595
Asset-Backed Securities — 11.0%
Academic Loan Funding Trust Series 2013-1A, Class A, 4.56%, 12/26/2044 (b) (e)	852	838
Accelerated Assets LLC Series 2018-1, Class A, 3.87%, 12/2/2033 (b)	822	815
ACHD Trust Series 2025-DS1, Class A, 5.98%, 1/9/2034 (b)	684	685
Air Canada Pass-Through Trust (Canada)
Series 2015-1, Class A, 3.60%, 3/15/2027 (b)	2,760	2,741
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	5,079	4,784
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	4,895	4,602
Alternative LN Issuer LLC
5.60%, 11/15/2035 ‡	15,365	15,480
6.33%, 11/15/2035 ‡	3,407	3,441
6.82%, 11/15/2035 ‡	7,051	7,122
American Airlines Pass-Through Trust
Series 2015-2, Class A, 4.00%, 9/22/2027	13,977	13,745
Series 2016-2, Class A, 3.65%, 6/15/2028	3,934	3,805
Series 2016-3, Class AA, 3.00%, 10/15/2028	6,421	6,194
Series 2017-2, Class A, 3.60%, 10/15/2029	6,334	5,996
Series 2021-1, Class B, 3.95%, 7/11/2030	7,732	7,342
American Credit Acceptance Receivables Trust Series 2023-4, Class C, 6.99%, 9/12/2030 (b)	556	557
Americor 7.99%, 1/15/2030 ‡ (b)	29,362	29,171
AMSR Trust
Series 2022-SFR1, Class E1, 4.39%, 3/17/2039 (b)	28,018	27,735
Series 2022-SFR3, Class D, 4.00%, 10/17/2039 (b)	22,000	21,504
Series 2023-SFR1, Class D, 4.00%, 4/17/2040 (b)	22,082	21,402
Series 2023-SFR2, Class D, 3.95%, 6/17/2040 (b)	12,065	11,656
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (b)	11,900	11,412
Series 2024-SFR2, Class C, 4.15%, 11/17/2041 (b)	11,723	11,153
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2026-SFR1, Class A, 3.78%, 4/17/2043 (b)	27,233	25,492
Aqua Finance Trust
Series 2019-A, Class A, 3.14%, 7/16/2040 (b)	1,339	1,294
Series 2020-AA, Class B, 2.79%, 7/17/2046 (b)	1,536	1,457
AREIT Ltd. (Cayman Islands) Series 2026-CRE12, Class A, 5.00%, 2/18/2044 (b) (e)	19,056	19,069
Avis Budget Rental Car Funding AESOP LLC Series 2024-1A, Class A, 5.36%, 6/20/2030 (b)	22,973	23,158
Bastion Funding I LLC
Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (b)	43,240	43,382
7.80%, 10/25/2038 ‡	12,558	12,600
BDS LLC Series 2026-FL17, Class A, 5.00%, 5/19/2043 (b) (e)	11,591	11,594
BG Beta Ltd. (Cayman Islands) 6.28%, 7/16/2054 ‡	59,520	58,975
Bridge Trust Series 2024-SFR1, Class A, 4.00%, 8/17/2040 (b)	52,114	50,581
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class C, 7.10%, 8/15/2029	10,529	10,587
Series 2024-4, Class D, 5.23%, 8/15/2030	23,845	23,852
Series 2025-2, Class D, 5.62%, 3/17/2031	10,805	10,871
Series 2025-4, Class C, 4.80%, 8/15/2031	16,570	16,519
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	3,809	3,697
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	6,155	5,944
Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	6,537	6,112
Business Jet Securities LLC Series 2024-2A, Class A, 5.36%, 9/15/2039 (b)	24,303	24,147
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (b)	1,312	1,321
Series 2023-A, Class B, 6.31%, 11/15/2038 (b)	9,019	9,117
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (b)	14,925	13,875
CARS-DB4 LP
Series 2020-1A, Class A5, 3.48%, 2/15/2050 (b)	5,600	5,555
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	29

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (b)	5,844	5,490
Carvana Auto Receivables Trust
Series 2022-P1, Class A4, 3.52%, 2/10/2028	856	856
Series 2023-P4, Class A4, 6.16%, 9/10/2029 (b)	16,476	16,723
Series 2023-N4, Class B, 6.46%, 2/11/2030 (b)	7,117	7,145
Cascade MH Asset Trust Series 2022-MH1, Class A, 4.25%, 8/25/2054 ‡ (b) (f)	30,424	29,871
CFIN Issuer LLC Series 2022-RTL1, Class AA, 4.75%, 2/16/2027 ‡ (b) (f)	6,312	6,249
Chase Funding Trust
Series 2003-4, Class 1A5, 4.91%, 5/25/2033 (f)	338	330
Series 2003-6, Class 1A5, 4.81%, 11/25/2034 (f)	422	410
Series 2003-6, Class 1A7, 4.81%, 11/25/2034 (f)	719	699
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	950	1,013
Continental Finance Credit Card ABS Master Trust
Series 2024-A, Class A, 5.78%, 12/15/2032 (b)	41,825	41,917
Series 2024-A, Class B, 6.22%, 12/15/2032 (b)	6,990	7,012
COOF Securitization Trust Ltd. Series 2014-1, Class A, 2.90%, 6/25/2040 (b) (e)	796	48
CoreVest American Finance Trust
Series 2019-2, Class B, 3.42%, 6/15/2052 (b)	2,207	2,116
Series 2019-2, Class C, 3.68%, 6/15/2052 (b)	5,526	5,260
Series 2019-3, Class A, 2.71%, 10/15/2052 (b)	707	706
CPS Auto Receivables Trust Series 2022-D, Class C, 7.69%, 1/16/2029 (b)	885	886
Credit Acceptance Auto Loan Trust
Series 2023-3A, Class B, 7.09%, 10/17/2033 (b)	26,482	26,562
Series 2023-5A, Class A, 6.13%, 12/15/2033 (b)	1,413	1,415
6.95%, 2/15/2034 ‡	65,094	65,166
Series 2024-1A, Class A, 5.68%, 3/15/2034 (b)	17,050	17,090
Series 2024-1A, Class B, 6.03%, 5/15/2034 (b)	12,000	12,073
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

8.30%, 6/15/2034 ‡	27,013	27,383
Series 2024-2A, Class B, 6.11%, 8/15/2034 (b)	40,000	40,434
Series 2024-3A, Class C, 5.39%, 1/16/2035 (b)	19,100	19,135
Credit One 6.47%, 2/25/2029 ‡ (b)	71,500	70,892
Crown Castle Towers LLC 4.24%, 7/15/2028 (b)	10,000	9,876
CVS Pass-Through Trust
6.94%, 1/10/2030	421	426
5.93%, 1/10/2034 (b)	3,157	3,170
Series 2014, 4.16%, 8/11/2036 (b)	871	802
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 4.53%, 3/25/2034 (e)	20	21
Series 2004-1, Class 3A, 4.34%, 4/25/2034 (e)	220	207
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 4.68%, 10/25/2034 (e)	5	5
D2 Multifamily Credit Issuer Ltd. (Cayman Islands) Series 2026-FL1, Class A, 5.10%, 11/19/2043 (b) (e)	48,910	48,950
DailyPay Securitization Trust Series 2025-1A, Class A, 5.63%, 6/26/2028 (b)	21,000	21,040
Dec
6.02%, 3/13/2030 ‡ (b)	37,443	36,829
6.91%, 1/15/2031 ‡ (b)	22,479	22,067
6.10%, 7/28/2046 ‡ (b)	10,000	9,914
6.82%, 7/28/2046 ‡	15,000	14,805
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 6/10/2028	4,164	4,024
Diversified ABS Holdings LLC Series 2024-2A, Class A, 6.56%, 9/30/2044 ‡ (b)	39,226	38,971
Diversified ABS LLC
Series 2025-1A, Class A1, 5.95%, 2/28/2045 (b)	18,644	18,530
Series 2025-1A, Class A2, 6.75%, 2/28/2045 (b)	58,000	57,234
Diversified ABS Phase LLC
Series 2024-1A, Class A1, 7.08%, 5/30/2044 (b)	15,655	15,713
Series 2024-1A, Class A2, 7.67%, 5/30/2044 (b)	18,256	18,320
DP Lion Holdco LLC Series 2023-1A, Class A, 8.24%, 11/30/2043	14,522	14,761
Drive Auto Receivables Trust Series 2025-1, Class D, 5.41%, 9/15/2032	9,190	9,214
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
DT Auto Owner Trust
Series 2022-3A, Class D, 8.14%, 7/17/2028 (b)	25,985	26,312
Series 2023-1A, Class D, 6.44%, 11/15/2028 (b)	11,457	11,536
Series 2023-2A, Class D, 6.62%, 2/15/2029 (b)	8,925	9,013
Series 2023-3A, Class C, 6.40%, 5/15/2029 (b)	3,929	3,942
Series 2022-2A, Class E, 6.45%, 5/15/2029 (b)	5,955	5,959
Series 2023-3A, Class D, 7.12%, 5/15/2029 (b)	13,224	13,437
Series 2023-1A, Class E, 10.39%, 1/15/2030 (b)	27,300	28,202
EJ Series 2026-1 A2, 6.37%, 10/10/2041 ‡	14,854	14,854
EJ Hugoton Series 2026-1 A, 5.39%, 10/10/2041 ‡	44,523	44,523
Elara Hgv Timeshare Issuer LLC Series 2025-A, Class A, 4.54%, 1/25/2040 (b)	5,146	5,073
Energy Assets 8.11%, 8/25/2044 ‡	18,334	18,331
EQV ABS Issuer LLC 6.90%, 12/15/2040 ‡	23,967	23,634
Exeter Automobile Receivables Trust
Series 2022-3A, Class D, 6.76%, 9/15/2028	16,181	16,278
Series 2023-5A, Class C, 6.85%, 1/16/2029	9,855	9,910
Series 2022-5A, Class D, 7.40%, 2/15/2029	5,843	5,892
Series 2022-6A, Class D, 8.03%, 4/6/2029	10,336	10,452
Series 2023-3A, Class D, 6.68%, 4/16/2029	5,998	6,059
Series 2023-1A, Class D, 6.69%, 6/15/2029	4,284	4,308
Series 2023-4A, Class D, 6.95%, 12/17/2029	13,796	13,960
Series 2025-3A, Class D, 5.57%, 10/15/2031	25,900	26,067
Series 2025-4A, Class D, 5.23%, 1/15/2032	48,000	47,661
FHF Issuer Trust
Series 2023-2A, Class A2, 6.79%, 10/15/2029 (b)	1,601	1,608
Series 2024-1A, Class A2, 5.69%, 2/15/2030 (b)	6,492	6,514
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (b)	41	41
Fig Six Trust Series 2026-PF1, Class A, 5.75%, 8/25/2056 (b) (e)	12,143	12,101
FIGRE Trust
Series 2026-EXP1, Class A, 5.76%, 6/25/2056 (b) (e)	14,315	14,263
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2026-HE8, Class A, 5.73%, 7/25/2056 (b) (f)	25,146	25,058
FirstKey Homes Trust Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (b)	36,486	36,093
FMC GMSR Issuer Trust
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (e)	61,030	58,968
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (b) (e)	108,325	107,975
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (b)	86,250	86,551
Series 2020-GT1, Class A, 4.45%, 1/25/2028 (b) (e)	56,650	56,042
Series 2021-GT1, Class A, 3.62%, 7/25/2028 (b) (e)	43,050	41,672
Series 2026-GT1I, Class A, 5.90%, 8/20/2029 ‡ (e)	25,000	25,000
Fortiva Retail Credit Master Note Business Trust Series 2025-TWO, Class A, 5.92%, 5/15/2031 (b)	49,535	49,296
Foundation Finance Trust Series 2023-2A, Class A, 6.53%, 6/15/2049 (b)	19,221	19,672
FW Energy Asset Issuer LLC 7.15%, 8/25/2044 ‡	61,242	61,561
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 (e)	22	20
GLS Auto Receivables Issuer Trust
Series 2022-2A, Class D, 6.15%, 4/17/2028 (b)	4,309	4,321
Series 2023-3A, Class D, 6.44%, 5/15/2029 (b)	9,293	9,409
Series 2023-4A, Class C, 6.65%, 8/15/2029 (b)	10,233	10,278
Series 2025-2A, Class D, 5.59%, 1/15/2031 (b)	21,900	21,953
Series 2025-3A, Class C, 4.69%, 5/15/2031 (b)	5,205	5,183
Series 2026-3A, Class D, 5.65%, 5/17/2032 (b)	56,000	55,788
GLS Auto Select Receivables Trust Series 2023-1A, Class A3, 5.96%, 10/16/2028 (b)	3,272	3,282
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 (b)	14,458	12,314
Series 2023-1A, Class A, 5.90%, 1/17/2061 (b)	38,899	37,832
Goodgreen Ltd. Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (b)	54,155	53,049
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	31

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Goodgreen Trust
Series 2016-1A, Class A, 3.23%, 10/15/2052 (b)	6,029	5,506
Series 2017-1A, Class A, 3.74%, 10/15/2052 (b)	1,734	1,597
Series 2017-2A, Class A, 3.26%, 10/15/2053 (b)	8,137	7,276
GoodLeap Home Improvement Solutions Trust
Series 2024-1A, Class A, 5.35%, 10/20/2046 (b)	4,716	4,688
Series 2025-3A, Class A, 5.00%, 10/20/2049 (b)	39,093	38,640
Granite Park Equipment Leasing LLC Series 2023-1A, Class D, 7.00%, 8/22/2033 (b)	8,650	8,684
Grene Series 2026-1A, 0.00%, 1/17/2061 ‡	18,167	17,615
Grene Energy 12.50%, 9/15/2026 ‡ (b)	5,328	5,008
Grene Energy Senio 0.00%, 1/25/2027 ‡	2,900	2,378
GS Mortgage-Backed Securities Trust Series 2025-CES2, Class A1, 5.18%, 9/25/2055 (b) (f)	11,498	11,388
HERO Funding (Cayman Islands)
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	5,400	4,838
Series 2018-1A, Class A2, 4.67%, 9/20/2048 (b)	6,749	6,427
HERO Funding II (Cayman Islands) 3.75%, 9/21/2044 ‡	2,466	2,071
HERO Funding Trust
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (b)	1,847	1,715
Series 2016-4A, Class A1, 3.57%, 9/20/2047 (b)	580	541
Series 2016-4A, Class A2, 4.29%, 9/20/2047 (b)	1,209	1,118
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (b)	4,590	4,203
Hilton Grand Vacations Trust
Series 2020-AA, Class A, 2.74%, 2/25/2039 (b)	2,035	2,019
Series 2024-3A, Class C, 5.71%, 8/27/2040 (b)	4,088	4,087
HINNT LLC Series 2022-A, Class C, 5.58%, 5/15/2041 (b)	3,430	3,434
Home Partners of America Trust
Series 2021-2, Class E1, 2.85%, 12/17/2026 (b)	52,008	51,551
Series 2021-2, Class E2, 2.95%, 12/17/2026 (b)	9,354	9,270
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-3, Class D, 3.00%, 1/17/2041 (b)	40,304	37,617
Hornbeck Offshore 8.90%, 1/1/2044 ‡	44,750	45,757
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class B1, 5.44%, 10/20/2032 (b)	7,760	7,780
Identity Digital Capital LLC 6.79%, 3/20/2065 ‡	99,500	98,077
Invitation Homes Trust Series 2024-SFR1, Class D, 4.25%, 9/17/2041 (b)	22,630	21,592
Jonah 0.00%, 11/10/2037 ‡ (b)	28,343	28,218
Jonah Energy ABS LLC
Series 2022-1, Class A1, 7.20%, 12/10/2037 (b)	14,313	14,437
Series 2022-1, Class B, 7.63%, 8/10/2039 ‡ (b)	39,243	39,236
Series 2025-1A, Class A1, 6.59%, 12/10/2040 (b)	41,761	41,593
Series 2025-2A, Class A1, 5.91%, 1/10/2041 ‡ (b)	16,012	15,921
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 0.99%, 9/25/2026 ‡ (b) (e)	8	— (h)
Series 2014-1, Class A, IO, 1.60%, 10/25/2032 (b) (e)	2,560	54
Series 2012-4, Class A, IO, 0.84%, 9/25/2037 ‡ (b) (e)	5,598	106
Series 2012-2, Class A, IO, 0.82%, 8/25/2038 (b) (e)	2,943	34
Series 2013-2, Class A, IO, 1.71%, 3/25/2039 (b) (e)	2,784	64
Series 2012-6, Class A, IO, 0.60%, 5/25/2039 (b) (e)	3,298	32
Series 2014-2, Class A, IO, 2.10%, 4/25/2040 (b) (e)	510	34
Series 2015-2, Class A, IO, 3.17%, 7/25/2041 (b) (e)	1,410	136
Koda Gnb ABS LLC
Series 2023-1A, Class A1, 7.48%, 4/28/2040 ‡ (b)	7,626	7,660
Series 2023-1A, Class A2, 7.85%, 4/28/2040 ‡ (b)	18,864	18,998
Lendingpoint Asset Securitization Trust Series 2022-C, Class C, 8.68%, 2/15/2030 (b)	571	570
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (b)	11,204	10,817
Series 2021-2A, Class C, 3.09%, 4/20/2032 (b)	9,780	9,220
Liberty 7.25%, 5/14/2031 ‡	147,000	147,122
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Long Beach Mortgage Loan Trust
Series 2004-1, Class M1, 4.53%, 2/25/2034 (e)	327	325
Series 2004-3, Class M1, 4.64%, 7/25/2034 (e)	162	163
LVNV
6.55%, 8/15/2029 ‡	34,000	34,000
6.68%, 8/15/2031 ‡	25,000	25,000
LVNV Funding Frn 0.00%, 10/15/2027 ‡ (e)	50,000	50,500
Mariner Finance Issuance Trust Series 2021-BA, Class D, 3.42%, 11/20/2036 (b)	11,935	11,351
Merchants Fleet Funding LLC
Series 2023-1A, Class A, 7.21%, 5/20/2036 (b)	3,437	3,442
Series 2025-1A, Class A, 4.49%, 1/20/2039 (b)	32,295	32,239
Mercury Financial Credit Card Master Trust
Series 2025-1A, Class B, 6.16%, 12/22/2031 (b)	32,600	32,406
Series 2026-1A, Class A, 5.34%, 2/20/2032 (b)	106,650	106,046
Series 2026-1A, Class B, 6.31%, 2/20/2032 (b)	12,520	12,449
Midcon 6.02%, 7/10/2030 ‡	40,000	40,000
Midcon Energy Asset Issuer LLC 5.31%, 2/27/2051 ‡ (e)	26,666	26,666
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (b)	1,533	1,534
MMAF Equipment Finance LLC Series 2024-A, Class A4, 5.10%, 7/13/2049 (b)	18,608	18,770
MMP Capital LLC Series 2025-A, Class A, 5.36%, 12/15/2031 (b)	4,795	4,801
Mpire Frn Series 2026, 8.29%, 9/13/2030 ‡ (b)	78,932	79,155
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.82%, 11/25/2033 (f)	513	498
Nexgen, Inc. 0.00, 11/16/2033 ‡ (e)	89,566	89,473
Nexus Nova (Spain) 6.50%, 11/8/2028 ‡	38,553	38,554
Nexus Nova Frn 6.55%, 8/10/2027 ‡	40,000	40,000
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	11,737	11,693
Octane Receivables Trust
Series 2022-1A, Class D, 5.54%, 2/20/2029 (b)	3,241	3,246
Series 2023-3A, Class C, 6.74%, 8/20/2029 (b)	3,539	3,576
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2023-1A, Class C, 6.37%, 9/20/2029 (b)	2,457	2,467
Series 2023-1A, Class D, 7.76%, 3/20/2030 (b)	10,792	11,018
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	2,700	2,667
Series 2021-C, Class A, 2.18%, 10/8/2031 (b)	1,183	1,168
Series 2025-B, Class B, 5.28%, 5/9/2033 (b)	10,450	10,437
Series 2025-C, Class B, 4.93%, 7/8/2033 (b)	23,150	23,022
Pagaya AI Technology in Housing Trust
Series 2023-1, Class A, 3.60%, 10/25/2040 (b)	48,444	46,512
Series 2023-1, Class B, 3.60%, 10/25/2040 (b)	22,500	21,375
Series 2023-1, Class C, 3.60%, 10/25/2040 (b)	8,000	7,521
Series 2023-1, Class D, 3.60%, 10/25/2040 (b)	22,177	20,707
Piper ABS Issuer LLC 6.05%, 1/15/2046 ‡	15,970	15,970
PowerPay Issuance Trust Series 2025-1A, Class A, 5.23%, 11/18/2041 (b)	9,948	9,879
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (b)	55,300	54,819
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (b)	7,381	7,350
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (b)	47,000	46,794
Series 2021-SFR11, Class D, 3.13%, 1/17/2039 (b)	11,560	10,864
Series 2021-SFR11, Class E1, 3.38%, 1/17/2039 (b)	23,735	22,402
Series 2022-SFR3, Class E1, 5.20%, 4/17/2039 (b)	50,390	50,138
Series 2022-SFR1, Class C, 3.46%, 2/17/2041 (b)	14,649	13,918
Series 2022-SFR1, Class D, 3.65%, 2/17/2041 (b)	21,816	20,801
Series 2024-SFR2, Class B, 3.40%, 4/17/2041 (b) (e)	14,285	13,527
Series 2024-SFR4, Class C, 3.33%, 7/17/2041 (b)	6,712	6,283
Series 2024-SFR5, Class C, 3.25%, 8/17/2041 (b) (e)	15,640	14,588
Series 2024-SFR5, Class D, 3.38%, 8/17/2041 (b) (e)	17,333	16,040
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	33

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Purewest ABS Issuer LLC
Series 2025-1, Class A1, 5.69%, 4/5/2040 (b)	23,890	23,896
Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (b)	94,483	93,888
Raisa Funding LLC 7.60%, 6/15/2038 ‡	7,071	7,151
RCKT Mortgage Trust Series 2026-CES7, Class A1A, 5.41%, 7/1/2056 (b) (f)	57,456	57,383
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 6.25%, 12/27/2044 (b) (e)	657	657
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (f)	96	21
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 (b)	2,359	2,153
Series 2024-1A, Class A, 6.21%, 11/20/2059 (b)	13,291	13,325
Series 2024-2A, Class A, 5.33%, 11/20/2060 (b)	11,330	10,830
Republic Finance Issuance Trust Series 2024-B, Class A, 5.42%, 11/20/2037 (b)	20,275	20,326
Research-Driven Pagaya Motor Trust Series 2026-X1A, Class A4, 5.80%, 9/25/2036 (b)	64,700	64,700
Santander Drive Auto Receivables Trust
Series 2022-4, Class C, 5.00%, 11/15/2029	7,385	7,394
Series 2023-2, Class C, 5.47%, 12/16/2030	16,001	16,104
Series 2022-5, Class D, 5.67%, 12/16/2030	68,565	68,747
Series 2022-6, Class D, 5.69%, 2/18/2031	57,758	57,978
Series 2022-7, Class C, 6.69%, 3/17/2031	9,178	9,274
Series 2024-3, Class D, 5.97%, 10/15/2031	5,230	5,316
Series 2024-4, Class D, 5.32%, 12/15/2031	24,035	24,141
Series 2024-5, Class D, 5.14%, 2/17/2032	12,380	12,408
Santander Mortgage Asset Receivable Trust Series 2026-CES2, Class A1A, 5.62%, 6/25/2056 (b) (f)	18,791	18,742
SCF Equipment Leasing LLC
Series 2024-1A, Class A3, 5.52%, 1/20/2032 (b)	17,180	17,286
Series 2024-1A, Class B, 5.56%, 4/20/2032 (b)	6,540	6,592
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (b)	12,604	12,668
Series 2023-1A, Class B, 6.37%, 5/20/2032 (b)	24,700	25,037
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.80%, 1/25/2036 (f)	320	267
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3, 4.95%, 5/21/2029 (b)	3,522	3,530
Series 2024-1A, Class C, 5.51%, 1/20/2032 (b)	615	621
Sierra Timeshare Receivables Funding LLC
Series 2022-1A, Class C, 3.94%, 10/20/2038 (b)	778	777
Series 2023-1A, Class B, 5.83%, 1/20/2040 (b)	3,028	3,057
Series 2023-1A, Class C, 7.00%, 1/20/2040 (b)	1,661	1,691
Series 2023-2A, Class B, 6.28%, 4/20/2040 (b)	3,793	3,863
Series 2025-3A, Class B, 4.64%, 8/22/2044 (b)	1,491	1,470
SRT Issuer I LLC 0.00%, 7/7/2031 ‡ (e)	95,000	94,881
SRT Issuer LLC 0.00%, 12/7/2031 ‡ (e)	95,000	95,042
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class A3, 4.47%, 7/20/2028 (b)	14,479	14,489
Stream Innovations Issuer Trust Series 2024-2A, Class A, 5.21%, 2/15/2045 (b)	4,929	4,878
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032	5	4
Series 2002-AL1, Class A3, 3.45%, 2/25/2032	97	16
Towd Point Mortgage Trust Series 2026-FIX2, Class A1A, 5.31%, 4/25/2066 (b) (f)	33,228	32,923
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (b)	25,650	25,429
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (b)	5,835	5,710
Series 2024-SFR4, Class D, 5.35%, 11/17/2041 (b)	10,000	9,761
Ucielo 2025-assic 8.01%, 8/9/2033 ‡	1,870	1,870
United Airlines Pass-Through Trust
Series 2014-2, Class A, 3.75%, 9/3/2026	5,940	5,938
Series 2019-2, Class B, 3.50%, 5/1/2028	3,574	3,501
Series 2016-1, Class AA, 3.10%, 7/7/2028	1,523	1,485
Series 2016-1, Class A, 3.45%, 7/7/2028	14,441	13,968
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,045	1,006
Series 2018-1, Class AA, 3.50%, 3/1/2030	8,288	7,944
Series 2018-1, Class A, 3.70%, 3/1/2030	4,792	4,553
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2019-1, Class AA, 4.15%, 8/25/2031	9,897	9,533
Series 2019-1, Class A, 4.55%, 8/25/2031	8,961	8,591
Series 2019-2, Class AA, 2.70%, 5/1/2032	5,294	4,776
Series 2024-1, Class AA, 5.45%, 2/15/2037	25,647	25,669
UOG ABS Issuer LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (b)	23,885	24,360
UPG HI Issuer Trust
Series 2025-2, Class A, 5.00%, 9/25/2047 (b)	22,170	22,043
Series 2026-1, Class A, 5.03%, 2/25/2048 (b)	14,571	14,477
Series 2026-2, Class A, 5.25%, 4/27/2048 (b)	35,342	35,283
Upstart Frn Series 2025-TE, 6.80%, 3/29/2029 ‡ (b)	37,398	37,352
US Auto Funding Trust Series 2022-1A, Class C, 6.21%, 9/15/2026 ‡ (b)	40,434	—
Verdant Receivables LLC Series 2024-1A, Class A2, 5.68%, 12/12/2031 (b)	5,630	5,685
vMobo, Inc. 7.46%, 7/18/2027 ‡	110,554	96,680
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (b) (f)	1,353	1,353
VOLT CVI LLC Series 2021-NP12, Class A1, 6.73%, 12/26/2051 (b) (f)	6,373	6,376
Western Funding Auto Loan Trust
Series 2025-1, Class B, 4.98%, 9/17/2035 (b)	27,000	26,959
Series 2025-1, Class D, 5.79%, 1/15/2036 (b)	5,860	5,852
Westgate Resorts LLC
Series 2023-1A, Class A, 5.84%, 12/20/2037 (b)	8,224	8,273
Series 2024-1A, Class A, 6.06%, 1/20/2038 (b)	11,993	12,096
Series 2024-1A, Class B, 6.56%, 1/20/2038 (b)	6,266	6,315
Westlake Automobile Receivables Trust
Series 2022-3A, Class D, 6.68%, 4/17/2028 (b)	39,773	39,806
Series 2023-4A, Class C, 6.64%, 11/15/2028 (b)	9,530	9,595
Series 2023-2A, Class D, 7.01%, 11/15/2028 (b)	13,053	13,161
Wolf ABS LLC
Series 2022-1A, Class A1, 8.15%, 12/22/2042 ‡ (b)	4,721	4,768
Series 2022-1A, Class A2, 8.18%, 12/22/2042 ‡ (b)	21,088	21,571
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wolf Energy Asset Issuer LLC 5.70%, 7/25/2050 ‡	33,840	33,840
Total Asset-Backed Securities (Cost $5,798,200)		5,748,774
Commercial Mortgage-Backed Securities — 5.1%
20 Times Square Trust
Series 2018-20TS, Class D, 3.10%, 5/15/2035 (b) (e)	21,000	19,425
Series 2018-20TS, Class E, 3.10%, 5/15/2035 (b) (e)	13,399	12,059
Acrc Series 2026-1B, 0.00%, 11/15/2026 ‡ (b)	22,200	21,627
Baml RCAP Frn 8.00%, 10/25/2027 ‡	42,341	42,340
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.21%, 8/15/2046 (b) (e)	7,700	5,321
BAMLL Re-REMIC Trust
Series 2024-FRR2, Class A, 2.41%, 7/27/2050 ‡ (b) (e)	13,078	12,610
Series 2024-FRR2, Class B, 2.44%, 7/27/2050 ‡ (b) (e)	17,745	17,044
Series 2025-FRR5, Class BK73, 2.01%, 2/27/2051 ‡ (b) (e)	20,476	19,231
Series 2025-FRR5, Class A736, 0.00%, 9/27/2052 ‡ (b) (e)	5,930	5,907
Series 2025-FRR5, Class B736, 0.00%, 9/27/2052 ‡ (b) (e)	18,347	18,272
Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26, Class X1, IO, 1.17%, 1/12/2045 (b) (e)	110	—
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (b)	5,817	5,742
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class AK98, 0.00%, 8/29/2029 (b)	22,370	18,766
Series 2021-FRR1, Class AK58, 1.76%, 9/29/2029 (b) (e)	28,730	28,609
CD Mortgage Trust Series 2006-CD3, Class XS, IO, 0.19%, 10/15/2048 ‡ (b) (e)	544	1
Commercial Mortgage Trust Series 2018-HOME, Class A, 3.82%, 4/10/2033 (b) (e)	53,745	52,536
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.03%, 1/15/2049 (b) (e)	14,833	4
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (b)	14,250	13,149
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	35

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2014-USA, Class B, 4.18%, 9/15/2037 (b)	25,890	22,540
Series 2014-USA, Class D, 4.37%, 9/15/2037 (b)	16,830	14,056
DBWF Mortgage Trust Series 2015-LCM, Class A2, 3.42%, 6/10/2034 (b) (e)	3,934	3,747
FHLMC MSCR Trust Series 2023-MN7, Class M1, 7.24%, 9/25/2043 (b) (e)	15,244	15,261
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K070, Class A2, 3.30%, 11/25/2027 (e)	17,323	17,080
Series K072, Class A2, 3.44%, 12/25/2027	13,683	13,495
Series K072, Class AM, 3.50%, 12/25/2027 (e)	19,000	18,724
Series W5FX, Class AFX, 3.34%, 4/25/2028 (e)	21,769	21,322
Series K081, Class A2, 3.90%, 8/25/2028 (e)	1,531	1,508
Series K082, Class AM, 3.92%, 9/25/2028 (e)	12,035	11,843
Series K087, Class A2, 3.77%, 12/25/2028	3,994	3,918
Series K088, Class A2, 3.69%, 1/25/2029	355	347
Series K115, Class XAM, IO, 1.64%, 7/25/2030 (e)	44,581	2,332
Series K118, Class XAM, IO, 1.26%, 9/25/2030 (e)	21,865	917
Series K753, Class A2, 4.40%, 10/25/2030	40,970	40,402
Series K754, Class AM, 4.94%, 11/25/2030 (e)	18,128	18,195
Series KJ45, Class A2, 4.66%, 1/25/2031	19,800	19,706
Series K138, Class AM, 1.89%, 1/25/2032	24,220	20,820
Series K142, Class A2, 2.40%, 3/25/2032	58,400	51,646
Series K145, Class A2, 2.58%, 5/25/2032	40,795	36,266
Series K146, Class A2, 2.92%, 6/25/2032	27,100	24,516
Series K146, Class AM, 2.92%, 7/25/2032	27,000	24,313
Series KJ42, Class A2, 4.12%, 11/25/2032	8,460	8,220
Series K-1515, Class A2, 1.94%, 2/25/2035	22,000	17,508
Series Q013, Class APT2, 1.23%, 5/25/2050 (e)	11,574	11,398
FNMA ACES
Series 2017-M3, Class A2, 2.56%, 12/25/2026 (e)	4,569	4,544
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (e)	22,289	22,146
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (e)	19,962	19,779
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-M12, Class A2, 3.17%, 6/25/2027 (e)	20,331	20,117
Series 2017-M15, Class A2, 3.07%, 9/25/2027 (e)	6,995	6,911
Series 2018-M2, Class A2, 3.03%, 1/25/2028 (e)	16,699	16,393
Series 2018-M4, Class A2, 3.17%, 3/25/2028 (e)	15,456	15,153
Series 2018-M9, Class APT2, 3.21%, 4/25/2028 (e)	53,726	52,475
Series 2018-M8, Class A2, 3.41%, 6/25/2028 (e)	26,543	26,032
Series 2018-M10, Class A2, 3.47%, 7/25/2028 (e)	39,986	39,225
Series 2020-M38, Class X2, IO, 2.09%, 11/25/2028 (e)	39,891	1,081
Series 2017-M5, Class A2, 3.12%, 4/25/2029 (e)	3,503	3,379
Series 2019-M7, Class A2, 3.14%, 4/25/2029	31,305	30,165
Series 2017-M11, Class A2, 2.98%, 8/25/2029	11,974	11,453
Series 2020-M5, Class A2, 2.21%, 1/25/2030	38,105	35,337
Series 2018-M3, Class A2, 3.18%, 2/25/2030 (e)	10,128	9,660
Series 2020-M50, Class A2, 1.20%, 10/25/2030	9,026	8,822
Series 2020-M50, Class X1, IO, 1.93%, 10/25/2030 (e)	155,188	3,661
Series 2026-M10, Class A1, 1.91%, 6/25/2031 (e)	29,527	27,063
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (e)	28,657	24,850
Series 2026-M9, Class A1, 1.62%, 10/25/2031 (e)	38,464	34,342
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (e)	45,000	38,586
Series 2022-M10, Class A2, 1.99%, 1/25/2032 (e)	5,545	4,821
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (e)	48,740	42,433
Series 2022-M13, Class A2, 2.67%, 6/25/2032 (e)	60,253	53,644
Series 2022-M2S, Class A2, 3.88%, 8/25/2032 (e)	54,107	51,177
Series 2023-M8, Class A1, 4.62%, 11/25/2032 (e)	9,970	9,897
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2026-M9, Class A, 1.62%, 1/25/2033 (e)	38,318	33,466
Series 2026-M9, Class A2, 1.62%, 1/25/2033 (e)	168,870	140,433
Series 2023-M8, Class A2, 4.62%, 3/25/2033 (e)	71,540	69,913
Series 2024-M2, Class A1, 4.77%, 4/25/2033 (e)	8,045	8,017
Series 2024-M2, Class A2, 3.75%, 8/25/2033	112,205	104,521
Series 2021-M3, Class X1, IO, 1.96%, 11/25/2033 (e)	97,939	5,068
Series 2022-M5, Class A1, 2.41%, 1/1/2034 (e)	13,581	12,698
Series 2026-M10, Class X1, IO, 0.00%, 7/25/2035	237,374	29
Series 2026-M10, Class A2, 1.91%, 7/25/2035 (e)	172,505	144,061
Series 2026-M10, Class PS, 1.91%, 7/25/2035 (e)	35,343	30,355
Series 2019-M10, Class X, IO, 0.49%, 5/25/2049 (e)	56,372	1,084
FREMF Mortgage Trust
Series 2019-KL05, Class BP, 4.09%, 6/25/2029 (b) (e)	5,645	5,272
Series 2020-KHG2, Class B, 3.17%, 2/25/2030 (b) (e)	13,500	12,133
Series 2020-KHG2, Class C, 3.17%, 2/25/2030 (b) (e)	32,666	28,059
Series 2021-KLU3, Class BFX, 4.40%, 1/25/2031 (b) (e)	9,340	8,420
Series 2018-KW07, Class B, 4.25%, 10/25/2031 (b) (e)	5,000	4,587
Series 2017-K67, Class B, 4.08%, 9/25/2049 (b) (e)	10,500	10,376
Series 2017-K63, Class B, 4.01%, 2/25/2050 (b) (e)	20,000	19,890
Series 2019-K102, Class B, 3.65%, 12/25/2051 (b) (e)	6,000	5,679
Series 2019-K90, Class B, 4.47%, 2/25/2052 (b) (e)	8,500	8,326
Series 2019-K93, Class B, 4.26%, 5/25/2052 (b) (e)	8,000	7,753
Series 2020-K737, Class B, 3.36%, 1/25/2053 (b) (e)	10,000	9,954
GAM Re-REMIC Trust Series 2022-FRR3, Class BK61, PO, 11/27/2049 ‡ (b)	16,520	16,219
GNMA Series 2021-211, Class AC, 1.30%, 1/16/2063	7,263	5,230
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LD12, Class X, IO, 0.00%, 2/15/2051 (e)	347	—
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	8,924	8,372
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	38,560	34,897
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (b)	81,600	57,120
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 7.64%, 11/25/2053 (b) (e)	37,567	38,583
Series 2024-01, Class M7, 6.39%, 7/25/2054 (b) (e)	7,080	7,144
PRM7 Trust
Series 2025-PRM7, Class A, 4.36%, 11/10/2042 (b) (e)	26,545	25,595
Series 2025-PRM7, Class B, 4.65%, 11/10/2042 (b) (e)	6,865	6,608
PSA Trust Series 2026-STOR, Class A, 5.55%, 8/15/2031 (b) (e)	96,063	96,164
RFT TRUST Series 2024-2, Class A1, 7.11%, 9/27/2028 (b) (f)	116,459	115,794
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (b)	33,500	33,615
Series 2024-CNTR, Class B, 5.93%, 11/13/2041 (b)	45,950	46,485
RWC Commercial Mortgage Trust Series 2025-1, Class A, 5.01%, 6/27/2040 (b)	10,356	10,164
SBALR Commercial Mortgage Trust Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (b)	19,077	16,579
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	67,015	59,190
Towd Point Mortgage Trust Series 2026-MF1, Class A1, 5.40%, 9/25/2066 ‡ (b) (e)	58,937	59,778
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.22%, 3/15/2045 (b) (e)	2,283	2,081
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.35%, 7/15/2040 (b) (e)	25,880	25,946
Total Commercial Mortgage-Backed Securities (Cost $2,758,742)		2,661,527
Collateralized Mortgage Obligations — 4.7%
Al Series 2026-1B, 5.59%, 10/25/2029 ‡	76,938	76,938
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	37

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	1,377	1,382
Series 2005-1CB, Class 1A6, IF, IO, 3.32%, 3/25/2035 (e)	413	38
Series 2005-22T1, Class A2, IF, IO, 1.29%, 6/25/2035 (e)	3,262	149
Series 2005-20CB, Class 3A8, IF, IO, 0.97%, 7/25/2035 (e)	1,938	43
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	743	620
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	41	14
Series 2005-37T1, Class A2, IF, IO, 1.27%, 9/25/2035 (e)	9,694	398
Series 2005-54CB, Class 1A2, IF, IO, 1.07%, 11/25/2035 (e)	2,480	66
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	627	457
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	9	7
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	263	228
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (b) (e)	1	1
Aml-prop CAP Frn Series 2022-E, 0.00%, 1/25/2027 ‡ (e)	455	454
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (b) (e)	231	60
Banc of America Alternative Loan Trust Series 2004-6, Class 15, PO, 7/25/2019	7	3
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	57	40
Series 2004-2, Class 1CB1, 5.75%, 9/20/2034	46	44
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	99	88
Series 2005-7, Class 30, PO, 11/25/2035	56	58
Series 2005-8, Class 30, PO, 1/25/2036	20	11
Series 2006-1, Class X, PO, 1/25/2036	26	17
Banc of America Mortgage Trust Series 2003-C, Class 3A1, 6.25%, 4/25/2033 (e)	11	10
Baring Frn Series 2021-EBO1, Class PA, 0.00%, 6/25/2027 ‡	3,861	3,861
Bayview Opportunity Master Fund VII Trust Series 2026-1, Class A1A, 5.52%, 7/25/2056 (b) (f)	34,989	34,790
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Bear Stearns ARM Trust
Series 2003-2, Class A5, 5.75%, 1/25/2033 (b) (e)	296	295
Series 2003-7, Class 3A, 6.24%, 10/25/2033 (e)	10	10
Series 2004-2, Class 14A, 4.22%, 5/25/2034 (e)	144	132
Series 2006-1, Class A1, 5.95%, 2/25/2036 (e)	311	297
Brean Asset-Backed Securities Trust Series 2023-SRM1, Class A, 4.00%, 9/25/2063 ‡ (b)	8,753	8,653
BVRT LLC Series 2025-1, Class C, 3.62%, 5/10/2033 ‡ (b) (e)	12,454	12,036
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-8, Class 1P, PO, 10/25/2033	9	7
Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates Series 2004-1, Class P, PO, 2/25/2034	17	13
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2024-RTL1, Class A1, 6.89%, 10/25/2029 (b) (f)	37,151	36,948
CFIN LLC Series 2024-1A, Class A, 6.50%, 11/27/2028 ‡ (b)	93,000	93,093
Chase Mortgage Finance Trust
Series 2007-A2, Class 2A1, 6.02%, 6/25/2035 (e)	81	81
Series 2007-A2, Class 1A1, 6.31%, 6/25/2035 (e)	3	3
Series 2007-A1, Class 2A1, 5.51%, 2/25/2037 (e)	114	110
Series 2007-A1, Class 9A1, 5.73%, 2/25/2037 (e)	73	72
Series 2007-A1, Class 7A1, 6.20%, 2/25/2037 (e)	2	2
Series 2007-A1, Class 1A3, 6.30%, 2/25/2037 (e)	29	29
CHL Mortgage Pass-Through Trust
Series 2002-18, PO, 11/25/2032	9	7
Series 2004-3, Class A26, 5.50%, 4/25/2034	74	72
Series 2004-3, Class A4, 5.75%, 4/25/2034	50	49
Series 2004-HYB1, Class 2A, 4.80%, 5/20/2034 (e)	35	34
Series 2004-HYB3, Class 2A, 4.19%, 6/20/2034 (e)	116	109
Series 2004-7, Class 2A1, 5.07%, 6/25/2034 (e)	21	20
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	303	296
Series 2004-HYB6, Class A3, 5.14%, 11/20/2034 (e)	111	107
Series 2005-14, Class A2, 5.50%, 7/25/2035	72	27
Series 2005-16, Class A23, 5.50%, 9/25/2035	38	22
Series 2005-22, Class 2A1, 4.81%, 11/25/2035 (e)	478	399
Citicorp Mortgage Securities Trust Series 2006-4, Class 1A2, 6.00%, 8/25/2036	138	123
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	1	1
Series 2003-HYB1, Class A, 6.74%, 9/25/2033 (e)	87	80
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 5.18%, 9/25/2033 (b) (e)	79	79
Series 2004-UST1, Class A6, 6.03%, 8/25/2034 (e)	24	23
Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (e)	492	486
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033	7	4
Series 2003-1, Class 2, PO, 10/25/2033	—	—
Series 2003-1, Class 2A6, PO, 10/25/2033	4	3
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	22	21
Series 2005-1, Class 2A1A, 3.08%, 2/25/2035 (e)	108	96
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	259	252
Series 2005-5, Class 1A2, 4.14%, 8/25/2035 (e)	287	216
Connecticut Avenue Securities Trust
Series 2023-R02, Class 1M2, 6.99%, 1/25/2043 (b) (e)	17,575	18,090
Series 2023-R06, Class 1M2, 6.34%, 7/25/2043 (b) (e)	9,750	9,957
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.67%, 2/25/2033 (e)	242	245
Series 2003-AR15, Class 3A1, 6.44%, 6/25/2033 (e)	24	24
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-21, Class 1A4, 5.25%, 9/25/2033	115	112
Series 2003-23, Class 1P, PO, 10/25/2033	148	108
CSFB Mortgage-Backed Pass-Through Certificates
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	119	115
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	339	339
Series 2005-9, Class AP, PO, 10/25/2035	22	17
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035	615	100
Series 2005-10, Class AP, PO, 11/25/2035	29	20
CVS Pass-Through Trust Series 2009, 8.35%, 7/10/2031 (b)	3,018	3,238
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.49%, 2/25/2020 (e)	18	17
EQV Abs Issuer I LLC, 5.85%, 12/15/2040 ‡	1,155	1,147
FARM Mortgage Trust
Series 2023-1, Class A, 2.63%, 1/25/2052 (b) (e)	23,399	19,659
Series 2024-2, Class A, 5.15%, 8/1/2054 (b) (e)	43,738	39,741
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-4, Class HT, 3.25%, 6/25/2057 (f)	11,940	10,703
Series 2017-4, Class M60C, 3.50%, 6/25/2057	7,309	6,735
Series 2017-4, Class MT, 3.50%, 6/25/2057	23,149	20,660
Series 2018-4, Class MA, 3.50%, 3/25/2058	21,312	20,343
Series 2018-4, Class MZ, 3.50%, 3/25/2058	15,779	12,057
Series 2019-1, Class MT, 3.50%, 7/25/2058	31,552	27,745
Series 2019-1, Class M55D, 4.00%, 7/25/2058	16,310	15,224
Series 2019-2, Class MA, 3.50%, 8/26/2058	10,850	10,278
Series 2019-3, Class MB, 3.50%, 10/25/2058	26,441	21,798
Series 2019-4, Class MA, 3.00%, 2/25/2059	27,690	25,587
Series 2020-1, Class M55G, 3.00%, 8/25/2059	25,864	23,034
Series 2020-2, Class MB, 2.00%, 11/25/2059	20,429	13,766
Series 2020-3, Class MT, 2.00%, 5/25/2060	39,210	30,953
Series 2020-3, Class MTU, 2.50%, 5/25/2060	35,739	29,163
Series 2022-1, Class MTU, 3.25%, 11/25/2061	78,667	66,028
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	39

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2023-1, Class MT, 3.00%, 10/25/2062	50,354	41,381
Series 2024-2, Class MT, 3.50%, 5/25/2064	77,618	66,716
FHLMC, Reference REMIC
Series R006, Class ZA, 6.00%, 4/15/2036	709	726
Series R007, Class ZA, 6.00%, 5/15/2036	937	962
FHLMC, REMIC
Series 1899, Class ZE, 8.00%, 9/15/2026	—	—
Series 1927, Class PH, 7.50%, 1/15/2027	1	1
Series 1963, Class Z, 7.50%, 1/15/2027	—	—
Series 1935, Class FL, 4.45%, 2/15/2027 (e)	—	—
Series 1981, Class Z, 6.00%, 5/15/2027	—	—
Series 1970, Class PG, 7.25%, 7/15/2027	—	—
Series 1987, Class PE, 7.50%, 9/15/2027	3	3
Series 2019, Class Z, 6.50%, 12/15/2027	4	4
Series 2038, Class PN, IO, 7.00%, 3/15/2028	5	—
Series 2040, Class PE, 7.50%, 3/15/2028	10	10
Series 2054, Class PV, 7.50%, 5/15/2028	2	2
Series 2063, Class PG, 6.50%, 6/15/2028	7	7
Series 2064, Class TE, 7.00%, 6/15/2028	—	—
Series 2070, Class C, 6.00%, 7/15/2028	9	9
Series 2075, Class PM, 6.25%, 8/15/2028	24	24
Series 2075, Class PH, 6.50%, 8/15/2028	22	22
Series 2086, Class GB, 6.00%, 9/15/2028	3	3
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	9	—
Series 2095, Class PE, 6.00%, 11/15/2028	19	20
Series 2106, Class ZD, 6.00%, 12/15/2028	53	53
Series 2388, Class FB, 4.35%, 1/15/2029 (e)	10	10
Series 2110, Class PG, 6.00%, 1/15/2029	52	52
Series 2125, Class JZ, 6.00%, 2/15/2029	16	16
Series 2126, Class CB, 6.25%, 2/15/2029	16	16
Series 2132, Class SB, IF, 14.36%, 3/15/2029 (e)	2	2
Series 2141, IO, 7.00%, 4/15/2029	1	—
Series 2169, Class TB, 7.00%, 6/15/2029	48	49
Series 2163, Class PC, IO, 7.50%, 6/15/2029	3	—
Series 2172, Class QC, 7.00%, 7/15/2029	38	39
Series 2176, Class OJ, 7.00%, 8/15/2029	21	21
Series 2196, Class TL, 7.50%, 11/15/2029	—	—
Series 2201, Class C, 8.00%, 11/15/2029	4	4
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2204, Class GB, 8.00%, 12/20/2029 (e)	1	—
Series 2208, Class PG, 7.00%, 1/15/2030	42	43
Series 2209, Class TC, 8.00%, 1/15/2030	8	8
Series 2210, Class Z, 8.00%, 1/15/2030	32	33
Series 2224, Class CB, 8.00%, 3/15/2030	9	9
Series 3654, Class DC, 5.00%, 4/15/2030	1,484	1,488
Series 2230, Class Z, 8.00%, 4/15/2030	10	10
Series 2234, Class PZ, 7.50%, 5/15/2030	11	11
Series 2247, Class Z, 7.50%, 8/15/2030	14	14
Series 2256, Class MC, 7.25%, 9/15/2030	15	15
Series 2259, Class ZM, 7.00%, 10/15/2030	39	40
Series 2262, Class Z, 7.50%, 10/15/2030	3	3
Series 2271, Class PC, 7.25%, 12/15/2030	38	39
Series 2296, Class PD, 7.00%, 3/15/2031	25	25
Series 2313, Class LA, 6.50%, 5/15/2031	4	4
Series 2325, Class PM, 7.00%, 6/15/2031	13	13
Series 2359, Class ZB, 8.50%, 6/15/2031	40	42
Series 2332, Class ZH, 7.00%, 7/15/2031	45	46
Series 2344, Class ZD, 6.50%, 8/15/2031	241	247
Series 2344, Class ZJ, 6.50%, 8/15/2031	37	38
Series 2345, Class NE, 6.50%, 8/15/2031	32	33
Series 2351, Class PZ, 6.50%, 8/15/2031	24	25
Series 2367, Class ME, 6.50%, 10/15/2031	35	36
Series 2399, Class OH, 6.50%, 1/15/2032	29	30
Series 2399, Class TH, 6.50%, 1/15/2032	44	45
Series 2475, Class S, IF, IO, 4.25%, 2/15/2032 (e)	113	10
Series 2418, Class FO, 4.65%, 2/15/2032 (e)	25	25
Series 2410, Class QX, IF, IO, 4.90%, 2/15/2032 (e)	18	1
Series 2410, Class NG, 6.50%, 2/15/2032	44	45
Series 2420, Class XK, 6.50%, 2/15/2032	49	50
Series 2412, Class SP, IF, 8.60%, 2/15/2032 (e)	65	68
Series 2410, Class QS, IF, 9.75%, 2/15/2032 (e)	65	67
Series 2444, Class ES, IF, IO, 4.20%, 3/15/2032 (e)	46	3
Series 2450, Class SW, IF, IO, 4.25%, 3/15/2032 (e)	30	2
Series 2423, Class TB, 6.50%, 3/15/2032	42	43
Series 2430, Class WF, 6.50%, 3/15/2032	78	80
Series 2423, Class MC, 7.00%, 3/15/2032	43	44
Series 2423, Class MT, 7.00%, 3/15/2032	49	50
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2434, Class ZA, 6.50%, 4/15/2032	79	80
Series 2435, Class CJ, 6.50%, 4/15/2032	100	103
Series 2441, Class GF, 6.50%, 4/15/2032	19	20
Series 2434, Class TC, 7.00%, 4/15/2032	99	102
Series 2436, Class MC, 7.00%, 4/15/2032	12	12
Series 2455, Class GK, 6.50%, 5/15/2032	56	58
Series 2450, Class GZ, 7.00%, 5/15/2032	63	65
Series 2458, Class ZM, 6.50%, 6/15/2032	19	19
Series 2466, Class DH, 6.50%, 6/15/2032	21	22
Series 2466, Class PH, 6.50%, 6/15/2032	69	71
Series 2474, Class NR, 6.50%, 7/15/2032	60	61
Series 2484, Class LZ, 6.50%, 7/15/2032	84	86
Series 3393, Class JO, PO, 9/15/2032	201	183
Series 2500, Class MC, 6.00%, 9/15/2032	59	61
Series 2835, Class QO, PO, 12/15/2032	10	9
Series 2571, Class FY, 4.50%, 12/15/2032 (e)	79	79
Series 2543, Class YX, 6.00%, 12/15/2032	180	183
Series 2544, Class HC, 6.00%, 12/15/2032	52	53
Series 2571, Class SY, IF, 9.60%, 12/15/2032 (e)	47	49
Series 2552, Class ME, 6.00%, 1/15/2033	116	118
Series 2567, Class QD, 6.00%, 2/15/2033	117	120
Series 2575, Class ME, 6.00%, 2/15/2033	472	481
Series 2596, Class QG, 6.00%, 3/15/2033	63	64
Series 2586, Class WI, IO, 6.50%, 3/15/2033	38	5
Series 2631, Class SA, IF, 7.97%, 6/15/2033 (e)	134	135
Series 2642, Class SL, IF, 4.93%, 7/15/2033 (e)	4	3
Series 2653, Class PZ, 5.00%, 7/15/2033	497	499
Series 2692, Class SC, IF, 5.78%, 7/15/2033 (e)	67	68
Series 4238, Class WY, 3.00%, 8/15/2033	1,144	1,089
Series 2671, Class S, IF, 7.88%, 9/15/2033 (e)	41	43
Series 2733, Class SB, IF, 4.63%, 10/15/2033 (e)	997	960
Series 2780, Class SY, IF, 8.25%, 11/15/2033 (e)	26	28
Series 2722, Class PF, 4.35%, 12/15/2033 (e)	346	346
Series 3920, Class LP, 5.00%, 1/15/2034	541	542
Series 2744, Class PE, 5.50%, 2/15/2034	—	—
Series 2802, Class OH, 6.00%, 5/15/2034	71	73
Series 3611, PO, 7/15/2034	234	207
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3305, Class MG, IF, 5.97%, 7/15/2034 (e)	92	94
Series 2990, Class GO, PO, 2/15/2035	79	68
Series 2929, Class MS, IF, 11.66%, 2/15/2035 (e)	96	96
Series 2968, Class EH, 6.00%, 4/15/2035	1,746	1,775
Series 2981, Class FA, 4.15%, 5/15/2035 (e)	96	96
Series 2988, Class AF, 4.05%, 6/15/2035 (e)	173	171
Series 2990, Class WP, IF, 7.35%, 6/15/2035 (e)	1	1
Series 3014, Class OD, PO, 8/15/2035	19	16
Series 3085, Class WF, 4.55%, 8/15/2035 (e)	121	122
Series 3029, Class SO, PO, 9/15/2035	55	50
Series 3064, Class SG, IF, 7.50%, 11/15/2035 (e)	75	74
Series 3101, Class UZ, 6.00%, 1/15/2036	274	284
Series 3102, Class HS, IF, 10.81%, 1/15/2036 (e)	7	7
Series 3117, Class AO, PO, 2/15/2036	75	68
Series 3117, Class EO, PO, 2/15/2036	59	53
Series 3117, Class OG, PO, 2/15/2036	24	21
Series 3117, Class OK, PO, 2/15/2036	56	49
Series 3122, Class OH, PO, 3/15/2036	46	40
Series 3122, Class OP, PO, 3/15/2036	43	39
Series 3134, PO, 3/15/2036	16	13
Series 3122, Class ZB, 6.00%, 3/15/2036	33	33
Series 3138, PO, 4/15/2036	93	81
Series 3147, PO, 4/15/2036	88	80
Series 3607, Class AO, PO, 4/15/2036	157	133
Series 3607, Class BO, PO, 4/15/2036	288	249
Series 3137, Class XP, 6.00%, 4/15/2036	215	221
Series 3219, Class DI, IO, 6.00%, 4/15/2036	152	26
Series 3819, Class ZQ, 6.00%, 4/15/2036	1,539	1,580
Series 3149, Class SO, PO, 5/15/2036	49	39
Series 3151, PO, 5/15/2036	96	81
Series 3153, Class EO, PO, 5/15/2036	114	98
Series 3233, Class OP, PO, 5/15/2036	22	18
Series 3171, Class MO, PO, 6/15/2036	117	105
Series 3164, Class MG, 6.00%, 6/15/2036	42	43
Series 3523, Class SD, IF, 9.35%, 6/15/2036 (e)	61	60
Series 3179, Class OA, PO, 7/15/2036	52	45
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	41

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3194, Class SA, IF, IO, 3.35%, 7/15/2036 (e)	34	3
Series 3181, Class AZ, 6.50%, 7/15/2036	174	180
Series 3195, Class PD, 6.50%, 7/15/2036	77	79
Series 3200, PO, 8/15/2036	96	82
Series 3202, Class HI, IF, IO, 2.90%, 8/15/2036 (e)	1,117	78
Series 3200, Class AY, 5.50%, 8/15/2036	390	394
Series 3645, Class KZ, 5.50%, 8/15/2036	139	140
Series 3213, Class OA, PO, 9/15/2036	49	43
Series 3218, Class AO, PO, 9/15/2036	42	35
Series 3225, Class EO, PO, 10/15/2036	99	81
Series 3232, Class ST, IF, IO, 2.95%, 10/15/2036 (e)	188	11
Series 3704, Class DT, 7.50%, 11/15/2036	1,204	1,263
Series 3256, PO, 12/15/2036	55	46
Series 3704, Class CT, 7.00%, 12/15/2036	2,668	2,788
Series 3704, Class ET, 7.50%, 12/15/2036	1,049	1,122
Series 3261, Class OA, PO, 1/15/2037	58	49
Series 3260, Class CS, IF, IO, 2.39%, 1/15/2037 (e)	101	6
Series 3274, Class JO, PO, 2/15/2037	19	16
Series 3510, Class OD, PO, 2/15/2037	113	99
Series 3275, Class FL, 4.19%, 2/15/2037 (e)	88	87
Series 3274, Class B, 6.00%, 2/15/2037	158	162
Series 3286, PO, 3/15/2037	6	5
Series 3290, Class SB, IF, IO, 2.70%, 3/15/2037 (e)	195	12
Series 3443, Class SY, IF, 9.00%, 3/15/2037 (e)	49	52
Series 3373, Class TO, PO, 4/15/2037	58	50
Series 3302, Class UT, 6.00%, 4/15/2037	141	145
Series 3316, PO, 5/15/2037	102	85
Series 3318, Class AO, PO, 5/15/2037	2	2
Series 3607, PO, 5/15/2037	570	469
Series 3315, Class HZ, 6.00%, 5/15/2037	125	129
Series 3326, Class JO, PO, 6/15/2037	12	10
Series 3331, PO, 6/15/2037	60	52
Series 3607, Class OP, PO, 7/15/2037	547	465
Series 4032, Class TO, PO, 7/15/2037	774	650
Series 3344, Class SL, IF, IO, 2.85%, 7/15/2037 (e)	94	6
Series 4048, Class FJ, 4.15%, 7/15/2037 (e)	1,128	1,115
Series 3365, PO, 9/15/2037	83	70
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3371, Class FA, 4.35%, 9/15/2037 (e)	41	41
Series 3387, Class SA, IF, IO, 2.67%, 11/15/2037 (e)	791	45
Series 3383, Class SA, IF, IO, 2.70%, 11/15/2037 (e)	409	24
Series 3404, Class SC, IF, IO, 2.25%, 1/15/2038 (e)	815	55
Series 3422, Class SE, IF, 8.07%, 2/15/2038 (e)	40	40
Series 3423, Class PB, 5.50%, 3/15/2038	703	710
Series 3424, Class PI, IF, IO, 3.05%, 4/15/2038 (e)	417	33
Series 3453, Class B, 5.50%, 5/15/2038	68	68
Series 3455, Class SE, IF, IO, 2.45%, 6/15/2038 (e)	412	31
Series 3461, Class LZ, 6.00%, 6/15/2038	49	50
Series 3461, Class Z, 6.00%, 6/15/2038	837	856
Series 3481, Class SJ, IF, IO, 2.10%, 8/15/2038 (e)	490	32
Series 3895, Class WA, 5.59%, 10/15/2038 (e)	183	185
Series 3501, Class CB, 5.50%, 1/15/2039	404	410
Series 3511, Class SA, IF, IO, 2.25%, 2/15/2039 (e)	222	12
Series 3546, Class A, 5.87%, 2/15/2039 (e)	167	168
Series 3531, Class SM, IF, IO, 2.35%, 5/15/2039 (e)	39	2
Series 3531, Class SA, IF, IO, 2.55%, 5/15/2039 (e)	328	22
Series 3549, Class FA, 4.95%, 7/15/2039 (e)	39	39
Series 3607, Class TO, PO, 10/15/2039	273	228
Series 3608, Class SC, IF, IO, 2.50%, 12/15/2039 (e)	190	8
Series 3621, Class BO, PO, 1/15/2040	269	231
Series 3802, Class LS, IF, IO, 2.06%, 1/15/2040 (e)	1,192	114
Series 3632, Class BS, IF, 5.00%, 2/15/2040 (e)	628	579
Series 3740, Class SB, IF, IO, 2.25%, 10/15/2040 (e)	646	43
Series 3740, Class SC, IF, IO, 2.25%, 10/15/2040 (e)	605	49
Series 3779, Class GZ, 4.50%, 12/15/2040	4,926	4,773
Series 3779, Class Z, 4.50%, 12/15/2040	13,989	13,543
Series 3860, Class PZ, 5.00%, 5/15/2041	7,859	7,777
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (e)	416	388
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (e)	1,220	1,170
Series 4048, Class FB, 4.15%, 10/15/2041 (e)	889	886
Series 3957, Class B, 4.00%, 11/15/2041	774	738
Series 3966, Class NA, 4.00%, 12/15/2041	711	679
Series 4012, Class FN, 4.25%, 3/15/2042 (e)	2,129	2,115
Series 4077, Class FB, 4.25%, 7/15/2042 (e)	989	980
Series 4217, Class KY, 3.00%, 6/15/2043	1,794	1,575
Series 4257, Class DZ, 2.50%, 10/15/2043	6,747	5,899
Series 3688, Class GT, 7.45%, 11/15/2046 (e)	1,268	1,327
Series 4809, Class ZM, 4.00%, 7/15/2048	17,637	16,250
Series 4837, Class ZB, 4.00%, 10/15/2048	5,918	5,445
Series 5008, Class LB, 1.50%, 8/25/2050	17,774	14,071
Series 5190, Class PH, 2.50%, 2/25/2052	15,704	14,289
Series 5354, PO, 10/25/2053	4,180	2,714
Series 5675, Class MO, PO, 5/25/2056	9,964	7,624
Series 5685, Class GB, IF, 4.78%, 7/25/2056 (e)	12,389	10,884
Series 5691, Class GS, IF, 2.89%, 8/25/2056 (e)	19,773	15,866
Series 5686, Class SD, IF, 3.97%, 8/25/2056 (e)	57,525	47,580
Series 5693, Class AS, IF, 4.14%, 8/25/2056 (e)	32,685	27,014
FHLMC, STRIPS
Series 197, PO, 4/1/2028	29	28
Series 233, Class 11, IO, 5.00%, 9/15/2035	283	43
Series 233, Class 12, IO, 5.00%, 9/15/2035	237	31
Series 233, Class 13, IO, 5.00%, 9/15/2035	435	60
Series 239, Class S30, IF, IO, 3.95%, 8/15/2036 (e)	889	89
Series 262, Class 35, 3.50%, 7/15/2042	10,052	9,215
Series 264, Class F1, 4.30%, 7/15/2042 (e)	3,841	3,816
Series 270, Class F1, 4.25%, 8/15/2042 (e)	1,369	1,357
Series 299, Class 300, 3.00%, 1/15/2043	679	610
Series 310, PO, 9/15/2043	2,425	1,844
Series 406, PO, 10/25/2053	32,547	26,813
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.38%, 7/25/2032 (e)	242	218
Series T-48, Class 1A, 4.24%, 7/25/2033 (e)	654	618
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series T-76, Class 2A, 2.04%, 10/25/2037 (e)	4,328	3,923
Series T-42, Class A5, 7.50%, 2/25/2042	942	989
Series T-51, Class 2A, 7.50%, 8/25/2042 (e)	221	213
Series T-54, Class 2A, 6.50%, 2/25/2043	1,270	1,289
Series T-54, Class 3A, 7.00%, 2/25/2043	412	414
Series T-56, Class A5, 5.23%, 5/25/2043	2,573	2,367
Series T-57, Class 1AP, PO, 7/25/2043	80	48
Series T-57, Class 1A3, 7.50%, 7/25/2043	227	239
Series T-58, Class A, PO, 9/25/2043	74	61
Series T-58, Class 4A, 7.50%, 9/25/2043	1,128	1,149
Series T-59, Class 1AP, PO, 10/25/2043	94	60
Series T-59, Class 1A2, 7.00%, 10/25/2043	1,138	1,158
Series T-62, Class 1A1, 4.91%, 10/25/2044 (e)	1,168	1,085
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	389	153
Series 2007-FA4, Class 1A2, IF, IO, 1.87%, 8/25/2037 (e)	4,403	235
FNMA REMIC Trust
Series 2006-72, Class GO, PO, 8/25/2036	126	111
Series 2007-42, Class AO, PO, 5/25/2037	6	5
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	656	675
Series 2003-W8, Class 3F1, 4.16%, 5/25/2042 (e)	85	85
Series 2003-W2, Class 2A9, 5.90%, 7/25/2042	189	188
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	316	324
Series 2003-W6, Class 2A4, 5.20%, 9/25/2042	1,046	1,027
Series 2003-W6, Class 3A, 6.50%, 9/25/2042	378	384
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	405	410
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	73	74
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	56	56
Series 2004-W15, Class 2AF, 4.01%, 8/25/2044 (e)	263	261
Series 2005-W3, Class 2AF, 3.98%, 3/25/2045 (e)	2,083	2,067
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	43

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	95	95
Series 2006-W2, Class 2A, 5.42%, 11/25/2045 (e)	277	283
Series 2006-W2, Class 1AF1, 3.98%, 2/25/2046 (e)	904	896
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	40,829	40,291
FNMA, Grantor Trust, Whole Loan
Series 1999-T2, Class A1, 7.50%, 1/19/2039 (e)	202	205
Series 2001-T3, Class A1, 7.50%, 11/25/2040	311	311
Series 2002-T4, Class A1, 6.50%, 12/25/2041	3,595	3,665
Series 2002-T16, Class A2, 7.00%, 7/25/2042	477	501
Series 2004-T2, Class 2A, 5.36%, 7/25/2043 (e)	218	220
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	550	551
Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	55	55
Series 2004-T3, Class PT1, 8.42%, 1/25/2044 (e)	83	87
Series 2004-T3, Class 1A2, 6.50%, 2/25/2044	1,100	1,108
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	488	495
FNMA, REMIC
Series 1997-27, Class J, 7.50%, 4/18/2027	—	—
Series 1997-29, Class J, 7.50%, 4/20/2027	1	1
Series 1997-39, Class PD, 7.50%, 5/20/2027	4	4
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	3	—
Series 1998-36, Class ZB, 6.00%, 7/18/2028	4	5
Series 2008-55, Class S, IF, IO, 3.84%, 7/25/2028 (e)	66	1
Series 1999-17, Class C, 6.35%, 4/25/2029	3	3
Series 1999-62, Class PB, 7.50%, 12/18/2029	2	2
Series 2000-2, Class ZE, 7.50%, 2/25/2030	29	29
Series 2000-52, IO, 8.50%, 1/25/2031	3	—
Series 2001-7, Class PF, 7.00%, 3/25/2031	3	3
Series 2011-31, Class DB, 3.50%, 4/25/2031	1,260	1,226
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	52	5
Series 2001-30, Class PM, 7.00%, 7/25/2031	24	25
Series 2001-36, Class DE, 7.00%, 8/25/2031	60	62
Series 2001-49, Class Z, 6.50%, 9/25/2031	17	17
Series 2001-44, Class MY, 7.00%, 9/25/2031	65	66
Series 2001-44, Class PD, 7.00%, 9/25/2031	9	9
Series 2001-44, Class PU, 7.00%, 9/25/2031	12	12
Series 2001-60, Class QS, IF, 11.35%, 9/25/2031 (e)	31	34
Series 2001-52, Class KB, 6.50%, 10/25/2031	12	12
Series 2003-52, Class SX, IF, 11.68%, 10/25/2031 (e)	21	22
Series 2001-60, Class PX, 6.00%, 11/25/2031	85	86
Series 2001-61, Class Z, 7.00%, 11/25/2031	99	101
Series 2004-74, Class SW, IF, 8.00%, 11/25/2031 (e)	31	31
Series 2001-72, Class SX, IF, 8.72%, 12/25/2031 (e)	1	1
Series 2001-81, Class LO, PO, 1/25/2032	2	2
Series 2002-1, Class SA, IF, 12.98%, 2/25/2032 (e)	10	11
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (e)	33	—
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (e)	1	1
Series 2002-21, Class LO, PO, 4/25/2032	3	2
Series 2002-15, Class ZA, 6.00%, 4/25/2032	222	225
Series 2002-21, Class PE, 6.50%, 4/25/2032	40	41
Series 2002-28, Class PK, 6.50%, 5/25/2032	78	80
Series 2002-37, Class Z, 6.50%, 6/25/2032	40	40
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	77	4
Series 2002-48, Class GH, 6.50%, 8/25/2032	92	94
Series 2002-71, Class AP, 5.00%, 11/25/2032	7	7
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2011-39, Class ZA, 6.00%, 11/25/2032	758	773
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (e)	28	29
Series 2004-61, Class SH, IF, 8.96%, 11/25/2032 (e)	10	10
Series 2004-59, Class BG, PO, 12/25/2032	21	18
Series 2002-78, Class Z, 5.50%, 12/25/2032	227	229
Series 2002-77, Class S, IF, 7.59%, 12/25/2032 (e)	17	17
Series 2003-9, Class NZ, 6.50%, 2/25/2033	48	49
Series 2003-22, Class UD, 4.00%, 4/25/2033	445	433
Series 2003-35, Class EA, PO, 5/25/2033	14	13
Series 2003-42, Class GB, 4.00%, 5/25/2033	33	32
Series 2003-34, Class AX, 6.00%, 5/25/2033	65	67
Series 2003-34, Class ED, 6.00%, 5/25/2033	263	267
Series 2003-34, Class GE, 6.00%, 5/25/2033	197	201
Series 2003-39, IO, 6.00%, 5/25/2033 (e)	16	2
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	163	20
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	323	21
Series 2003-47, Class PE, 5.75%, 6/25/2033	132	134
Series 2003-64, Class SX, IF, 4.41%, 7/25/2033 (e)	46	43
Series 2003-132, Class OA, PO, 8/25/2033	1	1
Series 2003-71, Class DS, IF, 2.49%, 8/25/2033 (e)	230	208
Series 2003-74, Class SH, IF, 3.41%, 8/25/2033 (e)	34	31
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	536	57
Series 2003-73, Class HC, 5.50%, 8/25/2033	204	207
Series 2003-91, Class SD, IF, 6.24%, 9/25/2033 (e)	31	31
Series 2013-100, Class WB, 3.00%, 10/25/2033	3,451	3,304
Series 2003-105, Class AZ, 5.50%, 10/25/2033	1,408	1,431
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-116, Class SB, IF, IO, 3.84%, 11/25/2033 (e)	186	13
Series 2006-44, Class P, PO, 12/25/2033	209	183
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	1,169	1,195
Series 2004-87, Class F, 4.51%, 1/25/2034 (e)	266	268
Series 2003-130, Class SX, IF, 5.88%, 1/25/2034 (e)	2	2
Series 2004-17, Class H, 5.50%, 4/25/2034	494	500
Series 2004-25, Class SA, IF, 9.19%, 4/25/2034 (e)	53	55
Series 2004-36, Class FA, 4.16%, 5/25/2034 (e)	372	371
Series 2004-46, Class SK, IF, 6.17%, 5/25/2034 (e)	12	12
Series 2004-46, Class QB, IF, 8.97%, 5/25/2034 (e)	34	35
Series 2004-36, Class SA, IF, 9.19%, 5/25/2034 (e)	159	166
Series 2004-50, Class VZ, 5.50%, 7/25/2034	963	980
Series 2004-51, Class SY, IF, 6.72%, 7/25/2034 (e)	27	27
Series 2005-25, Class PF, 4.11%, 4/25/2035 (e)	222	220
Series 2005-42, Class PS, IF, 7.61%, 5/25/2035 (e)	4	4
Series 2005-59, Class SU, IF, 6.71%, 6/25/2035 (e)	71	71
Series 2005-56, Class S, IF, IO, 2.95%, 7/25/2035 (e)	147	9
Series 2005-66, Class SG, IF, 7.98%, 7/25/2035 (e)	73	75
Series 2005-68, Class PG, 5.50%, 8/25/2035	128	130
Series 2005-73, Class ZB, 5.50%, 8/25/2035	1,636	1,655
Series 2005-73, Class PS, IF, 7.31%, 8/25/2035 (e)	50	49
Series 2005-72, Class SB, IF, 7.48%, 8/25/2035 (e)	27	28
Series 2005-75, Class SV, IF, 9.17%, 9/25/2035 (e)	9	9
Series 2010-39, Class OT, PO, 10/25/2035	47	41
Series 2005-84, Class XM, 5.75%, 10/25/2035	88	90
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	45

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-90, Class ES, IF, 7.48%, 10/25/2035 (e)	45	46
Series 2005-106, Class US, IF, 10.79%, 11/25/2035 (e)	98	101
Series 2005-110, Class GL, 5.50%, 12/25/2035	1,162	1,170
Series 2005-109, Class PC, 6.00%, 12/25/2035	10	10
Series 2006-16, Class OA, PO, 3/25/2036	30	26
Series 2006-8, Class WQ, PO, 3/25/2036	423	351
Series 2006-8, Class WN, IF, IO, 2.94%, 3/25/2036 (e)	1,551	114
Series 2006-12, Class BZ, 5.50%, 3/25/2036	431	440
Series 2006-16, Class HZ, 5.50%, 3/25/2036	101	102
Series 2006-8, Class JZ, 5.50%, 3/25/2036	543	549
Series 2006-11, Class PS, IF, 10.79%, 3/25/2036 (e)	45	50
Series 2006-22, Class AO, PO, 4/25/2036	118	105
Series 2006-23, Class KO, PO, 4/25/2036	27	23
Series 2006-27, Class OH, PO, 4/25/2036	43	38
Series 2006-23, Class FK, 4.01%, 4/25/2036 (e)	286	283
Series 2006-33, Class LS, IF, 13.24%, 5/25/2036 (e)	36	41
Series 2006-43, PO, 6/25/2036	36	32
Series 2006-43, Class DO, PO, 6/25/2036	118	102
Series 2006-44, Class GO, PO, 6/25/2036	72	63
Series 2006-50, Class JO, PO, 6/25/2036	232	201
Series 2006-50, Class PS, PO, 6/25/2036	291	261
Series 2006-53, Class US, IF, IO, 2.82%, 6/25/2036 (e)	293	18
Series 2006-46, Class FW, 4.16%, 6/25/2036 (e)	65	65
Series 2006-46, Class SW, IF, 10.42%, 6/25/2036 (e)	10	11
Series 2006-58, PO, 7/25/2036	44	38
Series 2006-58, Class AP, PO, 7/25/2036	25	20
Series 2006-65, Class QO, PO, 7/25/2036	80	68
Series 2006-58, Class IG, IF, IO, 2.76%, 7/25/2036 (e)	87	6
Series 2006-56, Class FC, 4.05%, 7/25/2036 (e)	571	569
Series 2006-58, Class FL, 4.22%, 7/25/2036 (e)	71	71
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-71, Class ZL, 6.00%, 7/25/2036	945	969
Series 2006-63, Class ZH, 6.50%, 7/25/2036	439	459
Series 2011-19, Class ZY, 6.50%, 7/25/2036	581	608
Series 2006-60, Class AK, IF, 13.77%, 7/25/2036 (e)	43	47
Series 2006-62, Class PS, IF, 17.35%, 7/25/2036 (e)	31	41
Series 2006-72, Class TO, PO, 8/25/2036	26	21
Series 2006-79, Class DO, PO, 8/25/2036	54	45
Series 2006-79, Class OP, PO, 8/25/2036	92	76
Series 2007-7, Class SG, IF, IO, 2.74%, 8/25/2036 (e)	747	55
Series 2006-79, Class DF, 4.11%, 8/25/2036 (e)	226	225
Series 2006-77, Class PC, 6.50%, 8/25/2036	113	115
Series 2006-78, Class BZ, 6.50%, 8/25/2036	66	69
Series 2006-86, Class OB, PO, 9/25/2036	93	80
Series 2006-90, Class AO, PO, 9/25/2036	38	34
Series 2008-42, Class AO, PO, 9/25/2036	38	32
Series 2006-85, Class MZ, 6.50%, 9/25/2036	21	21
Series 2009-19, Class PW, 4.50%, 10/25/2036	379	374
Series 2006-95, Class SG, IF, 11.17%, 10/25/2036 (e)	50	57
Series 2006-109, PO, 11/25/2036	26	23
Series 2006-110, PO, 11/25/2036	120	103
Series 2006-111, Class EO, PO, 11/25/2036	71	57
Series 2006-115, Class OK, PO, 12/25/2036	67	53
Series 2006-119, PO, 12/25/2036	41	36
Series 2006-117, Class GS, IF, IO, 2.89%, 12/25/2036 (e)	370	28
Series 2006-118, Class A1, 3.79%, 12/25/2036 (e)	126	123
Series 2006-118, Class A2, 3.79%, 12/25/2036 (e)	643	631
Series 2006-115, Class ES, IF, 11.53%, 12/25/2036 (e)	5	5
Series 2006-128, PO, 1/25/2037	81	69
Series 2009-70, Class CO, PO, 1/25/2037	249	200
Series 2006-128, Class BP, 5.50%, 1/25/2037	10	10
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-10, Class FD, 4.01%, 2/25/2037 (e)	77	76
Series 2007-1, Class SD, IF, 16.45%, 2/25/2037 (e)	73	105
Series 2007-14, Class OP, PO, 3/25/2037	62	53
Series 2007-22, Class SC, IF, IO, 2.32%, 3/25/2037 (e)	3	—
Series 2007-14, Class ES, IF, IO, 2.68%, 3/25/2037 (e)	546	43
Series 2007-77, Class FG, 4.26%, 3/25/2037 (e)	152	152
Series 2007-16, Class FC, 4.51%, 3/25/2037 (e)	102	103
Series 2009-63, Class P, 5.00%, 3/25/2037	8	8
Series 2007-18, Class MZ, 6.00%, 3/25/2037	194	200
Series 2007-28, Class EO, PO, 4/25/2037	197	168
Series 2007-35, Class SI, IF, IO, 2.34%, 4/25/2037 (e)	200	7
Series 2007-29, Class SG, IF, 10.14%, 4/25/2037 (e)	105	109
Series 2007-43, Class FL, 4.06%, 5/25/2037 (e)	126	125
Series 2007-42, Class B, 6.00%, 5/25/2037	352	361
Series 2007-92, Class YS, IF, IO, 2.02%, 6/25/2037 (e)	105	5
Series 2007-53, Class SH, IF, IO, 2.34%, 6/25/2037 (e)	408	24
Series 2007-54, Class WI, IF, IO, 2.34%, 6/25/2037 (e)	89	6
Series 2007-98, Class FB, 4.21%, 6/25/2037 (e)	54	53
Series 2007-92, Class YA, 6.50%, 6/25/2037	63	65
Series 2007-67, PO, 7/25/2037	143	126
Series 2007-72, Class EK, IF, IO, 2.64%, 7/25/2037 (e)	1,079	87
Series 2007-65, Class KI, IF, IO, 2.86%, 7/25/2037 (e)	359	27
Series 2007-60, Class AX, IF, IO, 3.39%, 7/25/2037 (e)	1,515	164
Series 2007-97, Class FC, 4.26%, 7/25/2037 (e)	97	97
Series 2007-70, Class Z, 5.50%, 7/25/2037	341	345
Series 2007-62, Class SE, IF, 7.11%, 7/25/2037 (e)	82	83
Series 2007-76, Class AZ, 5.50%, 8/25/2037	47	48
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-76, Class ZG, 6.00%, 8/25/2037	98	98
Series 2007-78, Class CB, 6.00%, 8/25/2037	39	40
Series 2007-78, Class PE, 6.00%, 8/25/2037	82	84
Series 2007-81, Class GE, 6.00%, 8/25/2037	175	180
Series 2007-79, Class SB, IF, 10.24%, 8/25/2037 (e)	98	106
Series 2007-88, Class VI, IF, IO, 2.78%, 9/25/2037 (e)	502	32
Series 2007-85, Class SL, IF, 6.76%, 9/25/2037 (e)	27	26
Series 2009-86, Class OT, PO, 10/25/2037	1,258	1,066
Series 2007-100, Class SM, IF, IO, 2.69%, 10/25/2037 (e)	337	27
Series 2007-91, Class ES, IF, IO, 2.70%, 10/25/2037 (e)	524	43
Series 2007-108, Class SA, IF, IO, 2.60%, 12/25/2037 (e)	22	1
Series 2007-109, Class AI, IF, IO, 2.64%, 12/25/2037 (e)	475	29
Series 2007-112, Class SA, IF, IO, 2.69%, 12/25/2037 (e)	542	51
Series 2007-112, Class MJ, 6.50%, 12/25/2037	355	364
Series 2007-116, Class HI, IO, 1.80%, 1/25/2038 (e)	744	48
Series 2008-1, Class BI, IF, IO, 2.15%, 2/25/2038 (e)	432	25
Series 2008-4, Class SD, IF, IO, 2.24%, 2/25/2038 (e)	1,140	81
Series 2008-16, Class IS, IF, IO, 2.44%, 3/25/2038 (e)	163	9
Series 2008-10, Class XI, IF, IO, 2.47%, 3/25/2038 (e)	189	12
Series 2008-20, Class SA, IF, IO, 3.23%, 3/25/2038 (e)	173	15
Series 2008-18, Class FA, 4.66%, 3/25/2038 (e)	97	97
Series 2008-18, Class SP, IF, 6.48%, 3/25/2038 (e)	68	63
Series 2008-32, Class SA, IF, IO, 3.09%, 4/25/2038 (e)	95	6
Series 2008-27, Class SN, IF, IO, 3.14%, 4/25/2038 (e)	207	16
Series 2008-28, Class QS, IF, 9.43%, 4/25/2038 (e)	61	66
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	47

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2008-44, PO, 5/25/2038	7	6
Series 2008-46, Class HI, IO, 2.13%, 6/25/2038 (e)	137	6
Series 2008-53, Class CI, IF, IO, 3.44%, 7/25/2038 (e)	83	5
Series 2008-56, Class AC, 5.00%, 7/25/2038	90	88
Series 2008-60, Class JC, 5.00%, 7/25/2038	128	128
Series 2011-47, Class ZA, 5.50%, 7/25/2038	454	455
Series 2008-80, Class SA, IF, IO, 2.09%, 9/25/2038 (e)	409	26
Series 2008-81, Class SB, IF, IO, 2.09%, 9/25/2038 (e)	393	22
Series 2009-6, Class GS, IF, IO, 2.79%, 2/25/2039 (e)	249	17
Series 2009-4, Class BD, 4.50%, 2/25/2039	3	3
Series 2009-17, Class QS, IF, IO, 2.89%, 3/25/2039 (e)	95	6
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	179	25
Series 2009-47, Class MT, 7.00%, 7/25/2039	6	6
Series 2009-59, Class HB, 5.00%, 8/25/2039	737	734
Series 2009-60, Class HT, 6.00%, 8/25/2039	972	997
Series 2009-65, Class MT, 5.00%, 9/25/2039	66	66
Series 2009-69, Class WA, 5.96%, 9/25/2039 (e)	176	176
Series 2009-84, Class WS, IF, IO, 2.14%, 10/25/2039 (e)	123	7
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	485	79
Series 2009-99, Class SC, IF, IO, 2.42%, 12/25/2039 (e)	150	9
Series 2009-103, Class MB, 5.97%, 12/25/2039 (e)	425	428
Series 2009-99, Class WA, 6.33%, 12/25/2039 (e)	363	367
Series 2009-113, Class AO, PO, 1/25/2040	100	82
Series 2009-112, Class ST, IF, IO, 2.49%, 1/25/2040 (e)	340	27
Series 2010-1, Class WA, 6.30%, 2/25/2040 (e)	88	88
Series 2010-49, Class SC, IF, 5.14%, 3/25/2040 (e)	500	469
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2010-16, Class WB, 6.07%, 3/25/2040 (e)	420	419
Series 2010-16, Class WA, 6.49%, 3/25/2040 (e)	238	240
Series 2010-35, Class SB, IF, IO, 2.66%, 4/25/2040 (e)	212	11
Series 2010-40, Class FJ, 4.36%, 4/25/2040 (e)	7	7
Series 2010-35, Class SJ, IF, 5.14%, 4/25/2040 (e)	271	251
Series 2010-42, Class S, IF, IO, 2.64%, 5/25/2040 (e)	139	8
Series 2010-43, Class FD, 4.36%, 5/25/2040 (e)	122	121
Series 2010-63, Class AP, PO, 6/25/2040	166	145
Series 2010-64, Class DM, 5.00%, 6/25/2040	578	578
Series 2010-58, Class MB, 5.50%, 6/25/2040	1,424	1,433
Series 2010-71, Class HJ, 5.50%, 7/25/2040	642	646
Series 2010-102, Class PN, 5.00%, 9/25/2040	444	444
Series 2010-111, Class AM, 5.50%, 10/25/2040	2,271	2,296
Series 2010-125, Class SA, IF, IO, 0.68%, 11/25/2040 (e)	1,002	14
Series 2010-147, Class SA, IF, IO, 2.77%, 1/25/2041 (e)	1,787	154
Series 2011-30, Class LS, IO, 1.86%, 4/25/2041 (e)	1,106	85
Series 2011-149, Class EF, 4.26%, 7/25/2041 (e)	54	54
Series 2011-75, Class FA, 4.31%, 8/25/2041 (e)	111	111
Series 2011-149, Class MF, 4.26%, 11/25/2041 (e)	225	225
Series 2011-118, Class LB, 7.00%, 11/25/2041	1,779	1,854
Series 2011-118, Class MT, 7.00%, 11/25/2041	2,299	2,382
Series 2011-118, Class NT, 7.00%, 11/25/2041	2,128	2,220
Series 2012-99, Class FA, 4.21%, 9/25/2042 (e)	695	688
Series 2012-101, Class FC, 4.26%, 9/25/2042 (e)	420	416
Series 2012-97, Class FB, 4.26%, 9/25/2042 (e)	1,296	1,284
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2012-108, Class F, 4.26%, 10/25/2042 (e)	1,040	1,030
Series 2012-120, Class ZB, 3.50%, 11/25/2042	4,052	3,738
Series 2013-81, Class TA, 3.00%, 2/25/2043	604	599
Series 2013-4, Class AJ, 3.50%, 2/25/2043	728	672
Series 2013-92, PO, 9/25/2043	2,933	2,212
Series 2013-101, Class DO, PO, 10/25/2043	2,644	1,893
Series 2013-128, PO, 12/25/2043	4,519	3,432
Series 2013-135, PO, 1/25/2044	1,600	1,178
Series 2014-29, Class PS, IF, IO, 2.29%, 5/25/2044 (e)	1,486	120
Series 2018-42, Class B, 3.00%, 6/25/2048	26,059	22,911
Series 2018-63, Class DA, 3.50%, 9/25/2048	963	865
Series 2018-94, Class DZ, 4.00%, 1/25/2049	8,233	7,574
Series 2010-103, Class SB, IF, IO, 2.34%, 11/25/2049 (e)	309	19
Series 2020-90, Class PE, 2.00%, 12/25/2050	9,406	7,352
Series 2011-2, Class WA, 5.78%, 2/25/2051 (e)	160	162
Series 2011-58, Class WA, 5.51%, 7/25/2051 (e)	149	142
Series 2023-40, PO, 9/25/2053	11,007	9,076
Series 2025-18, Class MA, 0.50%, 9/25/2054	112,416	94,144
Series 2025-31, Class MA, 0.50%, 9/25/2054	7,087	5,901
Series 2026-56, Class SE, IF, 3.56%, 9/25/2054 (e)	58,711	51,825
Series 2026-40, Class DT, 0.25%, 6/25/2056	45,972	36,553
Series 2026-54, Class AO, PO, 7/25/2056	68,610	49,419
Series 2026-50, Class GS, IF, 4.14%, 7/25/2056 (e)	43,768	38,034
Series 2026-60, Class SD, IF, 3.97%, 8/25/2056 (e)	19,868	16,675
Series 2026-65, Class GS, IF, 4.57%, 8/25/2056 (e)	34,693	30,724
FNMA, REMIC Trust, Whole Loan
Series 2004-W10, Class A6, 5.75%, 8/25/2034	1,127	1,140
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	88	88
Series 2007-W5, PO, 6/25/2037	62	51
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-W7, Class 1A4, IF, 16.63%, 7/25/2037 (e)	50	61
Series 2002-W6, Class 1A6, 6.15%, 6/25/2042	6,784	6,677
Series 2003-W4, Class 2A, 5.20%, 10/25/2042 (e)	44	43
Series 2003-W1, Class 1A1, 4.64%, 12/25/2042 (e)	340	335
Series 2003-W1, Class 2A, 5.03%, 12/25/2042 (e)	101	100
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	293	300
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	488	498
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	211	213
Series 2007-W10, Class 2A, 6.11%, 8/25/2047 (e)	23	23
Series 2009-W1, Class A, 6.00%, 12/25/2049	603	613
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.42%, 6/27/2036 (e)	1,231	1,241
Series 2007-54, Class FA, 4.16%, 6/25/2037 (e)	592	587
Series 2007-64, Class FB, 4.13%, 7/25/2037 (e)	145	144
Series 2007-106, Class A7, 6.04%, 10/25/2037 (e)	123	122
Series 2002-90, Class A1, 6.50%, 6/25/2042	206	207
FNMA, STRIPS
Series 329, Class 1, PO, 1/25/2033	15	14
Series 345, Class 6, IO, 5.00%, 12/25/2033 (e)	23	2
Series 365, Class 8, IO, 5.50%, 5/25/2036	103	17
Series 374, Class 5, IO, 5.50%, 8/25/2036	68	10
Series 393, Class 6, IO, 5.50%, 4/25/2037	20	2
Series 383, Class 33, IO, 6.00%, 1/25/2038	74	13
Series 412, Class F2, 4.26%, 8/25/2042 (e)	1,409	1,366
Series 411, Class F1, 4.31%, 8/25/2042 (e)	3,230	3,209
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 4.02%, 11/25/2046 (e)	1,618	1,605
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 4.00%, 6/19/2035 (e)	124	121
GNMA
Series 2001-35, Class SA, IF, IO, 4.50%, 8/16/2031 (e)	23	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	49

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2002-52, Class GH, 6.50%, 7/20/2032	141	141
Series 2003-58, Class BE, 6.50%, 1/20/2033	203	202
Series 2003-25, Class PZ, 5.50%, 4/20/2033	421	420
Series 2003-46, Class MG, 6.50%, 5/20/2033	149	149
Series 2003-52, Class AP, PO, 6/16/2033	79	70
Series 2003-75, Class ZX, 6.00%, 9/16/2033	209	209
Series 2010-41, Class WA, 5.78%, 10/20/2033 (e)	214	216
Series 2003-97, Class SA, IF, IO, 2.80%, 11/16/2033 (e)	52	—
Series 2003-112, Class SA, IF, IO, 2.80%, 12/16/2033 (e)	172	1
Series 2004-28, Class S, IF, 9.34%, 4/16/2034 (e)	71	74
Series 2005-7, Class JM, IF, 8.46%, 5/18/2034 (e)	1	1
Series 2004-46, PO, 6/20/2034	146	123
Series 2004-49, Class Z, 6.00%, 6/20/2034	605	605
Series 2010-103, Class WA, 5.65%, 8/20/2034 (e)	124	125
Series 2004-73, Class JL, IF, IO, 2.80%, 9/16/2034 (e)	631	40
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (e)	64	64
Series 2004-71, Class SB, IF, 10.97%, 9/20/2034 (e)	64	65
Series 2004-89, Class LS, IF, 10.62%, 10/16/2034 (e)	44	44
Series 2004-90, Class SI, IF, IO, 2.33%, 10/20/2034 (e)	853	8
Series 2004-96, Class SC, IF, IO, 2.31%, 11/20/2034 (e)	535	3
Series 2005-3, Class SK, IF, IO, 2.98%, 1/20/2035 (e)	569	6
Series 2005-68, Class DP, IF, 7.39%, 6/17/2035 (e)	106	112
Series 2008-79, Class CS, IF, 3.03%, 6/20/2035 (e)	299	299
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	60	5
Series 2005-66, Class SP, IF, 8.32%, 8/16/2035 (e)	37	38
Series 2010-14, Class CO, PO, 8/20/2035	345	289
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-65, Class SA, IF, 8.46%, 8/20/2035 (e)	27	26
Series 2005-68, Class KI, IF, IO, 2.53%, 9/20/2035 (e)	1,262	66
Series 2005-72, Class AZ, 5.50%, 9/20/2035	203	205
Series 2005-82, PO, 10/20/2035	85	71
Series 2010-14, Class BO, PO, 11/20/2035	125	105
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	122	8
Series 2006-16, Class OP, PO, 3/20/2036	109	91
Series 2006-22, Class AO, PO, 5/20/2036	157	130
Series 2006-34, PO, 7/20/2036	20	17
Series 2006-33, Class Z, 6.50%, 7/20/2036	697	704
Series 2006-38, Class ZK, 6.50%, 8/20/2036	875	873
Series 2006-59, Class SD, IF, IO, 2.93%, 10/20/2036 (e)	235	9
Series 2006-57, Class PZ, 5.56%, 10/20/2036	389	388
Series 2011-22, Class WA, 5.74%, 2/20/2037 (e)	108	109
Series 2007-9, Class CI, IF, IO, 2.43%, 3/20/2037 (e)	436	20
Series 2007-17, Class JO, PO, 4/16/2037	218	176
Series 2007-17, Class JI, IF, IO, 3.06%, 4/16/2037 (e)	561	29
Series 2007-19, Class SD, IF, IO, 2.43%, 4/20/2037 (e)	202	1
Series 2010-129, Class AW, 5.77%, 4/20/2037 (e)	180	181
Series 2007-25, Class FN, 4.05%, 5/16/2037 (e)	172	170
Series 2007-28, Class BO, PO, 5/20/2037	30	24
Series 2007-26, Class SC, IF, IO, 2.43%, 5/20/2037 (e)	368	2
Series 2007-27, Class SD, IF, IO, 2.43%, 5/20/2037 (e)	405	2
Series 2007-35, PO, 6/16/2037	571	460
Series 2007-36, Class HO, PO, 6/16/2037	56	44
Series 2007-36, Class SE, IF, IO, 2.72%, 6/16/2037 (e)	239	1
Series 2007-36, Class SJ, IF, IO, 2.48%, 6/20/2037 (e)	312	2
Series 2007-45, Class QA, IF, IO, 2.87%, 7/20/2037 (e)	474	21
Series 2007-40, Class SN, IF, IO, 2.91%, 7/20/2037 (e)	454	3
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-40, Class SD, IF, IO, 2.98%, 7/20/2037 (e)	329	2
Series 2007-53, Class ES, IF, IO, 2.78%, 9/20/2037 (e)	352	5
Series 2007-53, Class SW, IF, 8.90%, 9/20/2037 (e)	79	82
Series 2008-7, Class SP, IF, 5.87%, 10/20/2037 (e)	56	56
Series 2009-79, Class OK, PO, 11/16/2037	559	461
Series 2007-74, Class SL, IF, IO, 2.79%, 11/16/2037 (e)	450	2
Series 2007-73, Class MI, IF, IO, 2.23%, 11/20/2037 (e)	385	2
Series 2007-76, Class SB, IF, IO, 2.73%, 11/20/2037 (e)	753	4
Series 2007-67, Class SI, IF, IO, 2.74%, 11/20/2037 (e)	398	2
Series 2007-72, Class US, IF, IO, 2.78%, 11/20/2037 (e)	339	2
Series 2008-7, Class SK, IF, 8.65%, 11/20/2037 (e)	40	40
Series 2007-79, Class SY, IF, IO, 2.78%, 12/20/2037 (e)	492	2
Series 2008-1, PO, 1/20/2038	23	18
Series 2015-137, Class WA, 5.55%, 1/20/2038 (e)	1,217	1,233
Series 2009-106, Class ST, IF, IO, 2.23%, 2/20/2038 (e)	2,903	26
Series 2008-17, IO, 5.50%, 2/20/2038	76	—
Series 2008-33, Class XS, IF, IO, 3.95%, 4/16/2038 (e)	232	4
Series 2008-36, Class SH, IF, IO, 2.53%, 4/20/2038 (e)	519	3
Series 2008-40, Class SA, IF, IO, 2.65%, 5/16/2038 (e)	1,136	31
Series 2008-55, Class SA, IF, IO, 2.43%, 6/20/2038 (e)	129	1
Series 2008-50, Class KB, 6.00%, 6/20/2038	261	264
Series 2008-60, Class CS, IF, IO, 2.38%, 7/20/2038 (e)	432	2
Series 2008-71, Class SC, IF, IO, 2.23%, 8/20/2038 (e)	147	1
Series 2012-59, Class WA, 5.58%, 8/20/2038 (e)	580	586
Series 2008-76, Class US, IF, IO, 2.13%, 9/20/2038 (e)	535	2
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2008-81, Class S, IF, IO, 2.43%, 9/20/2038 (e)	1,098	6
Series 2009-25, Class SE, IF, IO, 3.83%, 9/20/2038 (e)	229	2
Series 2011-97, Class WA, 6.05%, 11/20/2038 (e)	252	253
Series 2008-93, Class AS, IF, IO, 1.93%, 12/20/2038 (e)	602	21
Series 2008-96, Class SL, IF, IO, 2.23%, 12/20/2038 (e)	314	1
Series 2008-95, Class DS, IF, IO, 3.53%, 12/20/2038 (e)	960	7
Series 2011-163, Class WA, 5.82%, 12/20/2038 (e)	1,217	1,236
Series 2014-6, Class W, 5.26%, 1/20/2039 (e)	959	969
Series 2009-6, Class SA, IF, IO, 2.35%, 2/16/2039 (e)	219	1
Series 2009-11, Class SC, IF, IO, 2.40%, 2/16/2039 (e)	291	1
Series 2009-10, Class SA, IF, IO, 2.18%, 2/20/2039 (e)	416	21
Series 2009-6, Class SH, IF, IO, 2.27%, 2/20/2039 (e)	253	1
Series 2009-31, Class TS, IF, IO, 2.53%, 3/20/2039 (e)	64	1
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	148	6
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	321	13
Series 2009-22, Class SA, IF, IO, 2.50%, 4/20/2039 (e)	574	32
Series 2009-35, Class ZB, 5.50%, 5/16/2039	5,657	5,785
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	88	4
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	121	6
Series 2009-43, Class SA, IF, IO, 2.18%, 6/20/2039 (e)	401	11
Series 2009-42, Class SC, IF, IO, 2.31%, 6/20/2039 (e)	564	30
Series 2009-64, Class SN, IF, IO, 2.35%, 7/16/2039 (e)	375	12
Series 2009-72, Class SM, IF, IO, 2.50%, 8/16/2039 (e)	543	26
Series 2009-81, Class SB, IF, IO, 2.32%, 9/20/2039 (e)	1,112	69
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	51

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-75, Class MN, 5.50%, 9/20/2039	2,576	2,655
Series 2009-106, Class AS, IF, IO, 2.65%, 11/16/2039 (e)	974	67
Series 2013-147, Class BE, 4.00%, 12/20/2039	3,874	3,573
Series 2015-91, Class W, 5.26%, 5/20/2040 (e)	1,218	1,233
Series 2013-75, Class WA, 5.06%, 6/20/2040 (e)	310	311
Series 2011-137, Class WA, 5.58%, 7/20/2040 (e)	651	658
Series 2010-130, Class CP, 7.00%, 10/16/2040	961	997
Series 2010-157, Class OP, PO, 12/20/2040	1,316	1,125
Series 2011-75, Class SM, IF, IO, 2.83%, 5/20/2041 (e)	653	34
Series 2013-26, Class AK, 4.72%, 9/20/2041 (e)	762	753
Series 2014-188, Class W, 4.54%, 10/20/2041 (e)	833	823
Series 2012-141, Class WA, 4.52%, 11/16/2041 (e)	1,142	1,105
Series 2011-157, Class UY, 3.00%, 12/20/2041	1,500	1,334
Series 2012-141, Class WC, 3.74%, 1/20/2042 (e)	976	910
Series 2012-141, Class WB, 4.00%, 9/16/2042 (e)	670	627
Series 2014-41, Class W, 4.56%, 10/20/2042 (e)	869	848
Series 2013-54, Class WA, 4.89%, 11/20/2042 (e)	625	626
Series 2013-91, Class WA, 4.40%, 4/20/2043 (e)	874	823
Series 2019-78, Class SW, IF, IO, 2.33%, 6/20/2049 (e)	5,118	339
Series 2020-123, Class LB, 1.00%, 8/20/2050	9,281	7,577
Series 2020-134, Class ST, IF, IO, 3.11%, 9/20/2050 (e)	38,179	251
Series 2022-9, Class P, 2.00%, 9/20/2051	18,110	15,768
Series 2021-201, Class Z, 3.00%, 11/20/2051	18,553	12,976
Series 2022-114, Class BS, IF, 8.14%, 6/20/2052 (e)	12,425	12,265
Series 2022-133, Class ES, IF, 7.77%, 7/20/2052 (e)	7,587	7,089
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2022-121, Class S, IF, 7.94%, 7/20/2052 (e)	9,810	9,508
Series 2024-164, Class AO, PO, 10/20/2054	7,000	5,372
Series 2025-105, Class SM, IF, 5.45%, 6/20/2055 (e)	21,302	18,756
Series 2026-120, Class S, IF, 4.99%, 7/20/2056 (e)	19,978	17,782
Series 2012-H24, Class FA, 4.23%, 3/20/2060 (e)	167	167
Series 2012-H24, Class FG, 4.21%, 4/20/2060 (e)	7	7
Series 2013-H03, Class FA, 4.08%, 8/20/2060 (e)	—	—
Series 2011-H05, Class FB, 4.28%, 12/20/2060 (e)	201	201
Series 2011-H06, Class FA, 4.23%, 2/20/2061 (e)	184	184
Series 2012-H21, Class CF, 4.48%, 5/20/2061 (e)	4	4
Series 2011-H19, Class FA, 4.25%, 8/20/2061 (e)	127	127
Series 2012-H26, Class JA, 4.33%, 10/20/2061 (e)	1	1
Series 2012-H10, Class FA, 4.33%, 12/20/2061 (e)	1,089	1,088
Series 2012-H08, Class FB, 4.38%, 3/20/2062 (e)	249	249
Series 2013-H07, Class MA, 4.33%, 4/20/2062 (e)	—	—
Series 2012-H08, Class FS, 4.48%, 4/20/2062 (e)	1,061	1,063
Series 2012-H15, Class FA, 4.23%, 5/20/2062 (e)	—	—
Series 2012-H26, Class MA, 4.33%, 7/20/2062 (e)	40	40
Series 2012-H18, Class NA, 4.30%, 8/20/2062 (e)	81	81
Series 2012-H28, Class FA, 4.36%, 9/20/2062 (e)	16	16
Series 2012-H29, Class FA, 4.30%, 10/20/2062 (e)	475	475
Series 2013-H02, Class HF, 4.08%, 11/20/2062 (e)	1	1
Series 2023-48, Class W, 3.97%, 12/20/2062 (e)	8,247	7,334
Series 2013-H01, Class FA, 1.65%, 1/20/2063	—	—
Series 2013-H01, Class JA, 4.10%, 1/20/2063 (e)	715	712
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2013-H04, Class SA, 4.20%, 2/20/2063 (e)	363	362
Series 2013-H08, Class FC, 4.23%, 2/20/2063 (e)	372	371
Series 2013-H07, Class HA, 4.19%, 3/20/2063 (e)	527	526
Series 2013-H09, Class HA, 1.65%, 4/20/2063	63	60
Series 2013-H14, Class FG, 4.25%, 5/20/2063 (e)	107	106
Series 2013-H14, Class FC, 4.25%, 6/20/2063 (e)	72	71
Series 2014-H01, Class FD, 4.43%, 1/20/2064 (e)	498	498
Series 2014-H05, Class FA, 4.47%, 2/20/2064 (e)	1,240	1,242
Series 2014-H06, Class HB, 4.43%, 3/20/2064 (e)	193	193
Series 2014-H09, Class TA, 4.38%, 4/20/2064 (e)	463	463
Series 2014-H10, Class TA, 4.38%, 4/20/2064 (e)	2,803	2,803
Series 2024-57, Class PT, 4.50%, 4/20/2064	7,877	7,437
Series 2014-H11, Class VA, 4.28%, 6/20/2064 (e)	3,057	3,053
Series 2014-H15, Class FA, 4.28%, 7/20/2064 (e)	2,431	2,429
Series 2014-H17, Class FC, 4.28%, 7/20/2064 (e)	1,934	1,931
Series 2014-H19, Class FE, 4.25%, 9/20/2064 (e)	1,473	1,470
Series 2014-H20, Class LF, 4.38%, 10/20/2064 (e)	2,063	2,065
Series 2015-H02, Class FB, 4.28%, 12/20/2064 (e)	325	325
Series 2015-H03, Class FA, 4.28%, 12/20/2064 (e)	372	371
Series 2015-H07, Class ES, 4.21%, 2/20/2065 (e)	803	802
Series 2015-H05, Class FC, 4.26%, 2/20/2065 (e)	2,729	2,725
Series 2015-H06, Class FA, 4.26%, 2/20/2065 (e)	1,457	1,455
Series 2015-H08, Class FC, 4.26%, 3/20/2065 (e)	3,620	3,615
Series 2015-H10, Class FC, 4.26%, 4/20/2065 (e)	—	—
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-H12, Class FA, 4.26%, 5/20/2065 (e)	1,416	1,413
Series 2015-H15, Class FD, 4.22%, 6/20/2065 (e)	805	803
Series 2015-H15, Class FJ, 4.22%, 6/20/2065 (e)	1,188	1,185
Series 2015-H18, Class FA, 4.23%, 6/20/2065 (e)	1,080	1,079
Series 2015-H16, Class FG, 4.22%, 7/20/2065 (e)	1,826	1,822
Series 2015-H16, Class FL, 4.22%, 7/20/2065 (e)	2,062	2,058
Series 2015-H20, Class FA, 4.25%, 8/20/2065 (e)	1,805	1,802
Series 2015-H26, Class FG, 4.30%, 10/20/2065 (e)	599	598
Series 2015-H32, Class FH, 4.44%, 12/20/2065 (e)	1,099	1,100
Series 2016-H07, Class FB, 4.53%, 3/20/2066 (e)	1,117	1,121
Series 2016-H11, Class FD, 4.82%, 5/20/2066 (e)	2,113	2,122
Series 2016-H26, Class FC, 4.78%, 12/20/2066 (e)	2,245	2,261
Series 2017-H08, Class XI, IO, 2.21%, 3/20/2067 (e)	10,454	489
Series 2017-H14, Class XI, IO, 1.69%, 6/20/2067 (e)	12,596	337
Series 2018-H09, Class FE, 4.51%, 6/20/2068 (e)	920	920
Series 2019-H20, Class ID, IO, 1.59%, 12/20/2069 (e)	16,279	1,053
Series 2020-H02, Class MI, IO, 1.51%, 1/20/2070 (e)	35,360	2,099
Series 2020-H05, IO, 1.34%, 3/20/2070 (e)	32,942	1,951
Series 2020-H09, IO, 1.30%, 5/20/2070 (e)	38,573	1,915
Series 2020-H09, Class CI, IO, 1.77%, 5/20/2070 (e)	36,529	2,191
Series 2020-H09, Class IC, IO, 1.79%, 5/20/2070 (e)	38,791	2,248
Series 2020-H11, IO, 1.59%, 6/20/2070 (e)	21,757	1,162
Series 2020-H12, Class IJ, IO, 1.77%, 7/20/2070 (e)	32,053	1,641
Series 2020-H12, Class HI, IO, 2.42%, 7/20/2070 (e)	27,420	2,054
Series 2020-H15, IO, 1.92%, 8/20/2070 (e)	40,029	2,264
Series 2021-H14, Class BF, 5.04%, 9/20/2071 (e)	7,970	8,144
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	53

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
GS Mortgage-Backed Securities Corp. Trust Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (b) (e)	26,398	24,791
GS Mortgage-Backed Securities Trust
Series 2024-RPL4, Class A1, 3.90%, 9/25/2061 (b) (f)	17,906	17,414
Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (b) (f)	39,235	37,597
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, 4.18%, 6/25/2034 (b) (e)	206	187
Series 2005-RP2, Class 1AF, 4.13%, 3/25/2035 (b) (e)	368	347
Series 2005-RP3, Class 1AS, IO, 0.35%, 9/25/2035 (b) (e)	1,951	1
Series 2005-RP3, Class 1AF, 4.13%, 9/25/2035 (b) (e)	2,647	2,289
GSR Mortgage Loan Trust
Series 2003-3F, Class 4A3, 5.75%, 4/25/2033	19	19
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	131	128
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	121	122
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	81	81
Series 2005-5F, Class 8A3, 4.28%, 6/25/2035 (e)	54	53
Series 2005-AR6, Class 3A1, 4.26%, 9/25/2035 (e)	17	16
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	275	271
Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	2	159
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,369	502
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (b) (f)	24,975	24,928
Impac CMB Trust Series 2005-4, Class 2A1, 4.38%, 5/25/2035 (e)	331	322
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	245	177
Impac Secured Assets Trust Series 2006-1, Class 2A1, 4.48%, 5/25/2036 (e)	353	333
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 6.27%, 11/25/2033 (e)	261	260
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-A3, Class 6A1, 4.79%, 8/25/2034 (e)	91	91
Series 2006-A2, Class 4A1, 6.01%, 8/25/2034 (e)	810	822
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	18	17
Series 2004-A4, Class 1A1, 6.37%, 9/25/2034 (e)	5	5
Series 2005-A1, Class 3A4, 5.08%, 2/25/2035 (e)	109	106
Series 2007-A1, Class 5A1, 5.80%, 7/25/2035 (e)	81	81
Series 2007-A1, Class 5A2, 5.80%, 7/25/2035 (e)	32	32
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (b) (f)	10,927	10,932
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.58%, 4/25/2036 (e)	266	162
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	1	1
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	1,858	415
LHOME Mortgage Trust
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (b) (f)	41,700	41,711
Series 2025-RTL3, Class A1, 5.24%, 8/25/2040 (b) (f)	16,785	16,745
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.00%, 4/21/2034 (e)	231	228
Series 2004-3, Class 4A2, 3.44%, 4/25/2034 (e)	64	56
Series 2004-15, Class 3A1, 6.76%, 12/25/2034 (e)	44	43
MASTR Alternative Loan Trust
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	45	43
Series 2004-3, Class 3A1, 6.00%, 4/25/2034	531	529
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	94	94
Series 2004-6, Class 30, PO, 7/25/2034	98	80
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	54	52
Series 2004-7, Class 30, PO, 8/25/2034	53	37
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-6, Class 3A1, 5.50%, 12/25/2035	53	45
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2003-12, Class 30, PO, 12/25/2033	2	—
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	36	28
Series 2004-4, Class 1A6, 5.25%, 12/26/2033	81	79
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (b)	39	32
Series 2004-1, Class 30, PO, 2/25/2034	7	5
MASTR Reperforming Loan Trust
Series 2005-2, Class 1A1F, 4.13%, 5/25/2035 (b) (e)	4,666	2,115
Series 2006-2, Class 1A1, 4.32%, 5/25/2036 (b) (e)	447	361
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (b)	50	33
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 4.40%, 10/25/2028 (e)	69	64
Series 2003-F, Class A1, 4.42%, 10/25/2028 (e)	44	43
Series 2004-A, Class A1, 4.24%, 4/25/2029 (e)	39	36
Series 2004-C, Class A2, 4.91%, 7/25/2029 (e)	49	49
Series 2003-A5, Class 2A6, 5.87%, 8/25/2033 (e)	53	52
Series 2004-A4, Class A2, 4.78%, 8/25/2034 (e)	129	123
Series 2004-1, Class 2A1, 5.24%, 12/25/2034 (e)	120	116
Series 2005-A2, Class A1, 5.10%, 2/25/2035 (e)	290	263
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (b) (f)	15,610	15,625
MOO Securitization Trust, 4.75%, 7/25/2066 ‡	44,000	41,692
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 4A, 3.12%, 10/25/2019 (e)	44	40
Series 2004-3, Class 4A, 5.65%, 4/25/2034 (e)	386	377
MRFC Mortgage Pass-Through Trust
Series 2000-TBC2, Class A1, 4.23%, 6/15/2030 (e)	194	191
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2000-TBC3, Class A1, 4.19%, 12/15/2030 (e)	37	36
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (e)	185	158
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (b) (f)	8,111	8,119
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (b) (f)	46,200	46,093
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	66	65
Series 2003-A1, Class A1, 5.50%, 5/25/2033	10	10
Series 2003-A1, Class A2, 6.00%, 5/25/2033	26	26
Ocwen Loan Investment Trust Series 2024-HB1, Class A, 3.00%, 2/25/2037 ‡ (b)	3,121	3,097
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (b) (e)	16,088	15,035
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	96	94
PRPM LLC Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (b) (f)	7,163	7,048
Rain City Mortgage Trust Series 2024-RTL1, Class A1, 6.53%, 9/25/2029 (b) (f)	39,489	39,637
RALI Trust
Series 2005-QA6, Class A32, 6.21%, 5/25/2035 (e)	575	269
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	55	45
Reperforming Loan REMIC Trust Series 2005-R1, Class 2A, PO, 3/25/2035 (b)	19	10
Residential Asset Securitization Trust Series 2003-A8, Class A5, 4.25%, 10/25/2018	12	12
Seasoned Credit Risk Transfer Trust
Series 2025-1, Class MTU, 3.25%, 11/25/2064	63,978	53,674
Series 2025-2, Class MTU, 3.25%, 6/25/2065	69,625	57,553
Seasoned Loans Structured Transaction Series 2018-1, Class A1, 3.50%, 6/25/2028	5,685	5,572
Sequoia Mortgage Trust
Series 2004-8, Class A1, 4.47%, 9/20/2034 (e)	253	222
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	55

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-8, Class A2, 5.01%, 9/20/2034 (e)	217	206
Series 2004-10, Class A1A, 4.39%, 11/20/2034 (e)	94	89
Series 2004-11, Class A1, 4.37%, 12/20/2034 (e)	113	104
Series 2004-12, Class A3, 4.49%, 1/20/2035 (e)	154	152
Starwoood Anoo, 0.00%, 7/13/2028 ‡ (b)	20,650	20,573
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 4.42%, 10/19/2034 (e)	213	205
Series 2005-AR5, Class A3, 4.26%, 7/19/2035 (e)	681	655
Structured Asset Securities Corp.
Series 2004-4XS, Class 1A5, 5.99%, 2/25/2034 (f)	589	567
Series 2005-RF3, Class 1A, 4.13%, 6/25/2035 (b) (e)	266	230
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-34A, Class 3A3, 5.21%, 11/25/2033 (e)	42	41
Series 2003-37A, Class 2A, 5.03%, 12/25/2033 (e)	270	265
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 4.42%, 9/25/2043 (e)	523	514
Series 2004-4, Class 3A, 5.05%, 12/25/2044 (e)	334	330
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (b) (f)	1,820	1,811
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (e)	83,246	73,044
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (b)	10,000	8,292
United Mortgage Mezz, 0.00%, 2/18/2027 ‡	3,900	3,900
Vendee Mortgage Trust
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	41	41
Series 1998-1, Class 2E, 7.00%, 3/15/2028	74	74
Series 2010-1, Class DZ, 4.25%, 4/15/2040	2,841	2,688
WaMu Mortgage Pass-Through Certificates
Series 2003-S4, Class 2A10, IF, 7.06%, 6/25/2033 (e)	19	18
Series 2004-RS2, Class A4, 5.00%, 11/25/2033	91	89
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	126	127
Series 2003-AR7, Class A7, 5.42%, 8/25/2033 (e)	130	127
Series 2003-AR9, Class 1A6, 5.18%, 9/25/2033 (e)	910	896
Series 2003-AR9, Class 2A, 5.47%, 9/25/2033 (e)	65	63
Series 2003-S9, Class P, PO, 10/25/2033	8	6
Series 2003-S9, Class A8, 5.25%, 10/25/2033	709	694
Series 2003-AR11, Class A6, 5.50%, 10/25/2033 (e)	358	335
Series 2004-AR3, Class A1, 4.87%, 6/25/2034 (e)	208	197
Series 2004-AR3, Class A2, 4.87%, 6/25/2034 (e)	267	253
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	437	423
Series 2006-AR10, Class 2P, 4.00%, 9/25/2036 (e)	32	29
Series 2006-AR8, Class 1A2, 4.28%, 8/25/2046 (e)	170	160
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class CP, PO, 3/25/2035	19	13
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	219	212
Series 2005-2, Class 2A3, IF, IO, 1.22%, 4/25/2035 (e)	505	14
Series 2005-2, Class 1A4, IF, IO, 1.27%, 4/25/2035 (e)	2,143	60
Series 2005-4, Class CB7, 5.50%, 6/25/2035	680	622
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035	769	111
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	115	98
Series 2006-1, Class 3A2, 5.75%, 2/25/2036	62	58
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033	—	—
Wells Fargo Alternative Loan Trust
Series 2003-1, Class A, PO, 9/25/2033	4	3
Series 2007-PA3, Class 1A2, 5.75%, 7/25/2037	75	65
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	30	27
Ygrene (United Kingdom), 10.25%, 12/20/2028 ‡ (b) (e)	27,710	27,710
Total Collateralized Mortgage Obligations (Cost $2,583,047)		2,476,199
Foreign Government Securities — 0.7%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (b)	94,917	94,814
Kingdom of Saudi Arabia 3.45%, 2/2/2061 (b)	4,399	2,618
Republic of Chile 2.55%, 1/27/2032	9,568	8,405
Republic of Panama 5.23%, 2/23/2034	23,875	23,158
Republic of Poland 5.50%, 3/18/2054	18,163	16,235
United Mexican States
6.00%, 5/13/2030	19,624	20,182
2.66%, 5/24/2031	20,674	18,203
5.85%, 7/2/2032	33,567	33,690
5.63%, 2/9/2034	12,894	12,520
3.50%, 2/12/2034	6,211	5,247
5.63%, 9/22/2035	56,562	54,198
6.00%, 5/7/2036	8,056	7,884
6.88%, 5/13/2037	29,236	30,069
6.63%, 1/29/2038	22,624	22,703
4.75%, 3/8/2044	3,906	3,037
4.60%, 1/23/2046	15,089	11,236
4.35%, 1/15/2047	4,228	3,006
4.60%, 2/10/2048	1,928	1,405
4.40%, 2/12/2052	14,965	10,288
6.34%, 5/4/2053	4,796	4,312
3.77%, 5/24/2061	11,682	6,694
5.75%, 10/12/2110	5,118	3,987
Total Foreign Government Securities (Cost $422,261)		393,891
U.S. Government Agency Securities — 0.3%
FFCB Funding Corp. 1.84%, 1/25/2036	25,000	18,825
FHLB
1.87%, 2/8/2036	32,500	24,795
1.93%, 2/11/2036	40,000	30,469
Resolution Funding Corp. STRIPS
DN, 3.59%, 1/15/2030 (a)	30,700	26,261
DN, 3.23%, 4/15/2030 (a)	26,456	22,476
Tennessee Valley Authority
5.88%, 4/1/2036	31,814	34,161
5.50%, 6/15/2038	493	520
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

4.63%, 9/15/2060	4,157	3,483
4.25%, 9/15/2065	2,604	2,011
Tennessee Valley Authority STRIPS
DN, 7.03%, 7/15/2028 (a)	3,119	2,872
DN, 4.43%, 12/15/2028 (a)	3,500	3,163
DN, 6.22%, 6/15/2035 (a)	2,242	1,440
Total U.S. Government Agency Securities (Cost $183,641)		170,476
Municipal Bonds — 0.3% (i)
California — 0.0% ^
Regents of the University of California, Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	21,120	12,519
State of California, Various Purpose, GO, 7.30%, 10/1/2039	2,400	2,668
Total California		15,187
New York — 0.1%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010D, Rev., 5.60%, 3/15/2040	102	101
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	10,965	11,257
Series 165, Rev., 5.65%, 11/1/2040	3,780	3,880
Series 174, Rev., 4.46%, 10/1/2062	17,925	14,404
Total New York		29,642
Ohio — 0.0% ^
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	11,170	12,529
County of Franklin, Hospital Facilities, Nationwide Children's Hospital Project Series 2020, Rev., 2.88%, 11/1/2050	4,675	2,894
Ohio State University (The), General Receipts Series 2011A, Rev., 4.80%, 6/1/2111	9,576	7,628
Ohio University, General Receipts, Federally Taxable Series 2014, Rev., 5.59%, 12/1/2114	5,822	5,172
Total Ohio		28,223
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	57

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — 0.1%
Oklahoma Development Finance Authority, Natural Gas Co. Series 2022, Rev., 4.71%, 5/1/2052	11,680	10,409
Oklahoma Development Finance Authority, Public Service Co. Series 2022, Rev., 4.62%, 6/1/2044	27,500	25,779
Total Oklahoma		36,188
Pennsylvania — 0.0% ^
Chester County Health and Education Facilities Authority, Main Line Health System Series 2020C, Rev., 3.31%, 6/1/2051	11,130	7,388
Texas — 0.1%
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds
Series 2023A-1, Rev., 5.10%, 4/1/2035	10,438	10,561
Series 2023A-2, Rev., 5.17%, 4/1/2041	20,730	20,575
Total Texas		31,136
Total Municipal Bonds (Cost $170,787)		147,764
Loan Assignments — 0.1% (j)
Consumer Finance — 0.1%
OneSky Loan Trust, 1st Lien Term Loan, 3.88%, 1/15/2031 (Cost $33,600)	33,936	32,407
	SHARES (000)
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (k) (l) (Cost $404,774)	404,756	404,796
Total Investments — 99.9% (Cost $55,343,541)		52,248,575
Other Assets in Excess of Liabilities — 0.1%		65,334
NET ASSETS — 100.0%		52,313,909

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2026.
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of August 31, 2026.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Income Funds	August 31, 2026

(d)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2026 is $7,247 or 0.01% of the Fund’s
net assets as of August 31, 2026.

(e)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2026.

(f)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2026.

(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Value is zero.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of August 31, 2026.
Futures contracts outstanding as of August 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Long Bond	9,765	12/21/2026	USD	1,061,944	(539)
U.S. Treasury Ultra Bond	9,890	12/21/2026	USD	1,089,754	131
U.S. Treasury 2 Year Note	18,122	12/31/2026	USD	3,719,965	(9,922)
U.S. Treasury 5 Year Note	21,378	12/31/2026	USD	2,260,724	(9,797)
					(20,127)
Short Contracts
U.S. Treasury 10 Year Note	(17,385)	12/21/2026	USD	(1,873,234)	13,282
U.S. Treasury 10 Year Ultra Note	(17,226)	12/21/2026	USD	(1,886,516)	8,451
					21,733
					1,606

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	59

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 32.9%
Aerospace & Defense — 0.2%
ATI, Inc. 5.88%, 6/15/2033	1,542	1,556
Axon Enterprise, Inc.
6.13%, 3/15/2030 (a)	461	468
6.25%, 3/15/2033 (a)	1,138	1,158
BAE Systems plc (United Kingdom) 3.00%, 9/15/2050 (a)	1,494	942
Bombardier, Inc. (Canada) 8.75%, 11/15/2030 (a)	1,975	2,080
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	675	664
4.13%, 4/15/2029 (a)	1,633	1,582
Honeywell Aerospace, Inc.
4.95%, 3/16/2036	4,920	4,726
5.73%, 3/16/2056	3,515	3,340
Howmet Aerospace, Inc. 4.75%, 4/15/2036	3,170	3,018
ICITII
0.00%, 1/31/2033 ‡ (a)	113	1,501
6.00%, 1/31/2033 ‡ (a)	2,547	1,359
L3Harris Technologies, Inc. 5.60%, 7/31/2053	2,166	2,026
Leidos, Inc. 5.40%, 3/15/2032	13,163	13,187
RTX Corp.
4.50%, 6/1/2042	3,088	2,673
5.38%, 2/27/2053	1,882	1,722
6.40%, 3/15/2054	6,210	6,504
TransDigm, Inc.
6.88%, 12/15/2030 (a)	6,735	6,904
6.63%, 3/1/2032 (a)	5,982	6,109
6.25%, 1/31/2034 (a)	998	1,009
		62,528
Automobile Components — 0.2%
Adient Global Holdings Ltd. 7.50%, 2/15/2033 (a)	2,212	2,293
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	4,154	4,171
3.75%, 1/30/2031 (a)	3,548	3,308
5.88%, 12/1/2033 (a)	1,171	1,163
Clarios Global LP
6.75%, 5/15/2028 (a)	748	759
6.75%, 2/15/2030 (a)	4,886	5,024
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (a)	8,719	8,821
Cyprium Corp. 6.13%, 4/15/2031 (a)	1,516	1,512
Forvia SE (France) 6.75%, 9/15/2033 (a)	587	588
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Automobile Components — continued
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	2,150	2,054
5.25%, 4/30/2031	3,605	3,240
5.25%, 7/15/2031	4,288	3,817
IHO Verwaltungs GmbH (Germany)
8.00% (Cash), 11/15/2032 (a) (b)	1,130	1,195
7.37% (Cash), 5/15/2033 (a) (b)	424	441
		38,386
Automobiles — 0.2%
Ford Motor Co. 9.63%, 4/22/2030	3,537	3,977
Hyundai Capital America
3.00%, 2/10/2027 (a)	3,883	3,857
2.38%, 10/15/2027 (a)	1,088	1,060
Volkswagen Group of America Finance LLC (Germany)
5.05%, 3/27/2028 (a)	11,216	11,232
4.75%, 11/13/2028 (a)	9,214	9,152
5.35%, 3/27/2030 (a)	18,911	18,912
		48,190
Banks — 6.6%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 4.99%, 12/3/2028 (a) (c)	14,600	14,640
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (c)	5,000	4,439
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (a) (c)	5,408	5,576
Banco Bilbao Vizcaya Argentaria SA (Spain)
5.38%, 3/13/2029	24,600	24,879
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (c) (d) (e) (f)	2,525	2,729
Banco Nacional de Comercio Exterior SNC (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.00%, 5/14/2036 (a) (c)	3,192	3,162
Banco Santander SA (Spain)
5.59%, 8/8/2028	23,000	23,337
4.55%, 11/6/2030	7,000	6,829
5.13%, 11/6/2035	3,200	3,062
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (c)	971	965
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.99%), 6.20%, 11/10/2028 (c)	3,223	3,280
(3-MONTH CME TERM SOFR + 1.33%), 3.97%, 3/5/2029 (c)	266	263
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	2,369	2,385
(SOFR + 1.06%), 2.09%, 6/14/2029 (c)	12,355	11,783
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	22,241	22,656
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (c) (e) (f)	8,600	8,820
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (c) (e) (f)	15,805	15,825
(3-MONTH CME TERM SOFR + 1.25%), 2.50%, 2/13/2031 (c)	13,198	12,133
(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	14,562	12,915
(SOFR + 1.37%), 1.92%, 10/24/2031 (c)	7,165	6,307
(SOFR + 0.87%), 4.46%, 2/6/2032 (c)	32,026	31,114
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (c)	4,854	4,358
(SOFR + 1.32%), 2.69%, 4/22/2032 (c)	724	649
(SOFR + 1.04%), 4.70%, 4/23/2032 (c)	31,935	31,285
(SOFR + 1.22%), 2.30%, 7/21/2032 (c)	21,357	18,666
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	10,662	10,683
(SOFR + 1.91%), 5.43%, 8/15/2035 (c)	10,000	9,820
(SOFR + 1.13%), 5.05%, 2/6/2037 (c)	20,460	19,647
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (c)	15,030	13,803
(3-MONTH CME TERM SOFR + 1.58%), 4.08%, 4/23/2040 (c)	1,491	1,267
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	8,412	5,883
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (c)	3,398	2,566
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (a) (c)	4,145	4,202
Bank of Montreal (Canada) Series J, (SOFR + 0.96%), 4.88%, 6/2/2032 (c)	4,635	4,570
Bank of Nova Scotia (The) (Canada) (SOFR + 1.44%), 4.74%, 11/10/2032 (c)	7,050	6,868
Barclays plc (United Kingdom)
(SOFR + 1.56%), 4.94%, 9/10/2030 (c)	26,660	26,485
(SOFR + 1.14%), 4.52%, 2/24/2032 (c)	16,655	16,082
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.44%, 11/2/2033 (c)	17,880	19,610
(SOFR + 1.51%), 5.21%, 2/24/2037 (c)	5,485	5,200
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
BNP Paribas SA (France)
(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (c)	1,000	970
(SOFR + 1.22%), 2.16%, 9/15/2029 (a) (c)	832	787
(SOFR + 1.52%), 5.18%, 1/9/2030 (a) (c)	21,495	21,594
(SOFR + 1.92%), 5.91%, 11/19/2035 (a) (c)	14,140	14,081
BPCE SA (France)
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (c)	6,380	6,397
5.13%, 1/18/2028 (a)	17,959	18,060
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (c)	6,690	6,912
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (c)	2,015	1,765
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (c)	6,550	5,761
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (c)	11,360	12,073
(SOFR + 2.04%), 6.29%, 1/14/2036 (a) (c)	13,100	13,304
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (c)	3,445	3,447
(SOFR + 1.79%), 5.58%, 7/3/2036 (a) (c)	3,600	3,548
Canadian Imperial Bank of Commerce (Canada) (SOFR + 1.34%), 4.63%, 9/11/2030 (c)	4,300	4,246
Citibank NA
5.80%, 9/29/2028	4,000	4,092
4.84%, 8/6/2029	4,843	4,861
Citigroup, Inc.
4.30%, 11/20/2026	2,427	2,426
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (c)	780	773
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (c)	6,742	6,655
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (c) (e) (f)	19,925	20,329
(SOFR + 1.36%), 5.17%, 2/13/2030 (c)	12,100	12,158
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (c) (d) (e) (f)	14,790	14,840
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	61

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (c) (e) (f)	8,296	8,394
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (c)	3,495	3,413
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	53,407	52,693
(SOFR + 3.91%), 4.41%, 3/31/2031 (c)	16,707	16,335
(SOFR + 2.11%), 2.57%, 6/3/2031 (c)	4,854	4,431
(SOFR + 1.17%), 4.50%, 9/11/2031 (c)	12,098	11,804
(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	18,009	16,005
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	2,345	2,052
(SOFR + 2.34%), 6.27%, 11/17/2033 (c)	10,460	10,968
(SOFR + 2.06%), 5.83%, 2/13/2035 (c)	23,450	23,394
(SOFR + 1.47%), 5.33%, 3/27/2036 (c)	3,000	2,953
(SOFR + 1.49%), 5.17%, 9/11/2036 (c)	29,677	28,834
(SOFR + 4.55%), 5.32%, 3/26/2041 (c)	6,796	6,495
Credit Agricole SA (France)
(SOFR + 1.21%), 4.63%, 9/11/2028 (a) (c)	3,030	3,028
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (c)	12,130	12,443
(SOFR + 1.74%), 5.86%, 1/9/2036 (a) (c)	13,215	13,277
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (c)	2,560	2,600
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (c)	6,157	6,078
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (a) (c)	1,115	1,097
(SOFR + 1.05%), 4.85%, 11/5/2030 (a) (c)	12,100	12,064
Fifth Third Bancorp (SOFR + 0.95%), 4.57%, 4/29/2032 (c)	7,250	7,026
HSBC Holdings plc (United Kingdom)
(SOFR + 2.61%), 5.21%, 8/11/2028 (c)	11,902	11,960
(SOFR + 0.94%), 4.71%, 5/12/2030 (c)	6,245	6,182
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (c)	28,351	27,567
(SOFR + 1.29%), 5.29%, 11/19/2030 (c)	32,560	32,685
(SOFR + 1.29%), 5.13%, 3/3/2031 (c)	4,520	4,509
(SOFR + 1.19%), 4.62%, 11/6/2031 (c)	12,135	11,852
(SOFR + 1.52%), 5.73%, 5/17/2032 (c)	9,495	9,651
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFR + 1.19%), 2.80%, 5/24/2032 (c)	5,629	5,034
(SOFR + 1.16%), 5.24%, 8/14/2032 (c)	5,680	5,644
(SOFR + 4.25%), 8.11%, 11/3/2033 (c)	1,250	1,400
(SOFR + 1.32%), 5.21%, 5/12/2034 (c)	6,780	6,635
(SOFR + 1.55%), 5.28%, 3/10/2037 (c)	27,110	26,061
(SOFR + 1.47%), 5.73%, 8/14/2037 (c)	18,615	18,445
Huntington Bancshares, Inc. (SOFRINDX + 1.87%), 5.71%, 2/2/2035 (c)	4,207	4,212
ING Groep NV (Netherlands) (USD SOFR ICE Swap Rate 5 Year + 4.36%), 8.00%, 5/16/2030 (c) (d) (e) (f) (g)	4,805	5,081
Intesa Sanpaolo SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (c)	15,549	13,084
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (a) (c)	7,455	7,422
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (c)	12,620	12,601
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (c)	1,110	1,113
4.38%, 3/22/2028	633	630
(3-MONTH SOFR + 1.21%), 3.57%, 11/7/2028 (c)	7,000	6,912
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.20%, 7/18/2029	2,605	2,489
Series 8NC7, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.48%, 2/22/2031 (c)	2,070	2,090
3.75%, 7/18/2039	3,145	2,593
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (c)	3,490	3,549
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (c)	2,000	2,021
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 4.97%, 7/13/2032 (c)	8,570	8,457
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (c)	1,900	1,931
Morgan Stanley Private Bank NA (SOFR + 1.02%), 4.47%, 11/19/2031 (c)	23,635	22,982
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
National Australia Bank Ltd. (Australia) 2.33%, 8/21/2030 (a) (d)	4,616	4,123
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.12%, 5/23/2031 (c)	3,860	3,852
NatWest Markets plc (United Kingdom)
5.41%, 5/17/2029 (a)	17,115	17,322
5.02%, 3/21/2030 (a)	16,190	16,155
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (a)	610	616
PNC Bank NA 2.70%, 10/22/2029	4,150	3,886
PNC Financial Services Group, Inc. (The)
2.55%, 1/22/2030	1,918	1,774
(SOFR + 0.98%), 2.31%, 4/23/2032 (c)	971	857
(SOFR + 1.26%), 4.81%, 10/21/2032 (c)	6,840	6,716
(SOFR + 1.95%), 5.94%, 8/18/2034 (c)	2,100	2,165
(SOFR + 2.28%), 6.88%, 10/20/2034 (c)	11,680	12,641
(SOFR + 1.90%), 5.68%, 1/22/2035 (c)	3,790	3,830
(SOFR + 1.42%), 5.37%, 7/21/2036 (c)	3,880	3,824
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.42%, 1/25/2041 (c)	7,775	7,439
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (c)	29,065	28,757
Santander UK Group Holdings plc (United Kingdom)
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (c)	32,065	31,744
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (c)	6,098	6,171
(SOFR + 1.48%), 2.90%, 3/15/2032 (c)	4,900	4,395
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (a) (c)	3,000	3,057
3.00%, 1/22/2030 (a)	3,734	3,476
(SOFR + 1.65%), 5.51%, 5/22/2031 (a) (c)	13,035	13,082
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (c)	3,095	2,756
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (a) (c)	19,245	19,638
(SOFR + 1.51%), 5.40%, 8/8/2034 (a) (c)	12,446	12,099
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (a) (c)	13,063	13,205
(SOFR + 1.60%), 5.40%, 4/10/2037 (a) (c)	6,709	6,374
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (c)	4,030	4,052
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (c)	9,999	10,336
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (a) (c)	9,918	9,995
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.24%, 1/13/2037 (a) (c)	5,310	5,073
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	3,000	3,037
3.04%, 7/16/2029	1,395	1,326
2.75%, 1/15/2030	3,500	3,254
5.42%, 7/9/2031	5,000	5,049
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	14,707	14,901
TC Ziraat Bankasi A/S (Turkey) 7.25%, 2/4/2030 (a)	2,641	2,656
Toronto-Dominion Bank (The) (Canada)
5.52%, 7/17/2028	1,694	1,718
4.99%, 4/5/2029	6,990	7,025
Truist Financial Corp.
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	6,330	6,616
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	17,311	16,985
(SOFR + 2.36%), 5.87%, 6/8/2034 (c)	4,385	4,462
US Bancorp
(SOFR + 1.56%), 5.38%, 1/23/2030 (c)	2,740	2,771
(SOFR + 1.25%), 5.10%, 7/23/2030 (c)	6,000	6,031
(SOFR + 1.30%), 5.08%, 5/15/2031 (c)	6,720	6,717
(SOFR + 1.86%), 5.68%, 1/23/2035 (c)	1,830	1,849
Wells Fargo & Co.
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (c)	8,228	8,169
(SOFR + 2.10%), 2.39%, 6/2/2028 (c)	1,942	1,910
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	8,999	9,122
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	63

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (c) (e) (f)	14,430	14,856
(SOFR + 1.79%), 6.30%, 10/23/2029 (c)	17,050	17,545
(SOFR + 1.11%), 5.24%, 1/24/2031 (c)	10,875	10,934
(3-MONTH CME TERM SOFR + 1.26%), 2.57%, 2/11/2031 (c)	6,796	6,261
(SOFR + 1.50%), 5.15%, 4/23/2031 (c)	47,331	47,415
(SOFR + 0.97%), 4.84%, 5/20/2032 (c)	13,650	13,437
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	26,791	26,996
(SOFR + 2.06%), 6.49%, 10/23/2034 (c)	11,435	12,123
(SOFR + 1.38%), 5.21%, 12/3/2035 (c)	17,119	16,754
(SOFR + 1.74%), 5.61%, 4/23/2036 (c)	13,085	13,135
(SOFR + 1.10%), 4.96%, 1/23/2037 (c)	44,500	42,378
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	11,450	8,420
		1,701,260
Beverages — 0.1%
Constellation Brands, Inc. 4.65%, 11/15/2028	2,913	2,902
Maple Parent Holdings Corp.
5.70%, 3/26/2036 (a)	3,244	3,195
6.63%, 3/26/2056 (a)	3,481	3,492
PepsiCo, Inc. 3.60%, 8/13/2042	8,057	6,258
		15,847
Biotechnology — 0.7%
AbbVie, Inc.
4.55%, 3/15/2035	10,000	9,457
4.75%, 3/15/2036	6,005	5,723
5.30%, 9/15/2036	9,632	9,526
4.05%, 11/21/2039	24,345	20,753
4.25%, 11/21/2049	8,158	6,357
5.55%, 3/15/2056	9,800	9,163
6.00%, 9/15/2056	13,073	12,991
5.50%, 3/15/2064	3,030	2,754
Amgen, Inc.
5.25%, 3/2/2030	3,893	3,928
4.85%, 2/19/2036	3,937	3,755
5.60%, 3/2/2043	3,883	3,737
4.66%, 6/15/2051	4,015	3,264
4.88%, 3/1/2053	33,147	27,574
5.65%, 3/2/2053	5,370	5,005
5.75%, 3/2/2063	297	274
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Biotechnology — continued
Biogen, Inc.
2.25%, 5/1/2030	10,000	9,064
5.20%, 9/15/2045	6,466	5,776
3.15%, 5/1/2050	3,359	2,093
3.25%, 2/15/2051	5,102	3,204
6.45%, 5/15/2055	16,687	17,137
CSL Finance plc (Australia) 5.11%, 4/3/2034 (a)	9,560	9,404
Gilead Sciences, Inc.
1.65%, 10/1/2030	3,883	3,420
4.50%, 2/1/2045	6,310	5,304
		179,663
Broadline Retail — 0.3%
Amazon.com, Inc.
4.88%, 3/13/2036	8,454	8,036
5.30%, 7/9/2036	23,084	22,592
5.65%, 3/13/2046	3,836	3,597
5.80%, 3/13/2056	27,335	25,214
6.10%, 7/9/2056	2,297	2,218
Nordstrom, Inc. 4.38%, 4/1/2030	3,642	3,465
Wayfair LLC
7.25%, 10/31/2029 (a)	5,763	5,953
7.13%, 5/31/2034 (a)	714	741
		71,816
Building Products — 0.3%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	11,343	10,426
6.38%, 3/1/2034 (a)	2,025	2,005
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	10,668	10,880
Griffon Corp. 5.75%, 3/1/2028	5,514	5,519
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	4,690	4,688
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	4,585	4,545
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	6,138	6,214
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	8,375	8,778
Standard Building Solutions, Inc.
6.50%, 8/15/2032 (a)	55	55
6.25%, 8/1/2033 (a)	4,785	4,749
5.88%, 3/15/2034 (a)	1,117	1,081
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	3,432	3,420
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — continued
4.38%, 7/15/2030 (a)	7,499	7,129
3.38%, 1/15/2031 (a)	3,729	3,364
		72,853
Capital Markets — 2.6%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (c)	2,500	2,576
(SOFR + 1.85%), 6.47%, 10/25/2034 (c)	8,610	9,169
Charles Schwab Corp. (The)
(SOFR + 1.23%), 4.91%, 11/14/2036 (c)	16,385	15,587
(SOFR + 1.32%), 5.66%, 8/12/2037 (c)	4,295	4,281
Deutsche Bank AG (Germany)
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	3,050	3,027
(SOFR + 1.59%), 5.71%, 2/8/2028 (c)	2,141	2,150
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	2,523	2,583
5.41%, 5/10/2029	3,270	3,318
(SOFR + 2.51%), 6.82%, 11/20/2029 (c)	1,955	2,030
(SOFR + 1.10%), 4.47%, 12/10/2031 (c)	7,995	7,783
(SOFR + 1.14%), 4.73%, 2/6/2032 (c)	4,725	4,590
(SOFR + 2.26%), 3.74%, 1/7/2033 (c)	6,515	5,907
(SOFR + 3.65%), 7.08%, 2/10/2034 (c)	12,570	13,266
Goldman Sachs Group, Inc. (The)
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	8,572	8,496
(SOFR + 1.85%), 3.62%, 3/15/2028 (c)	7,466	7,429
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (c)	5,902	5,861
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (c)	1,615	1,589
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (c) (e) (f)	7,601	7,875
(SOFR + 1.77%), 6.48%, 10/24/2029 (c)	26,145	26,946
Series Z, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (c) (e) (f)	11,366	11,648
(SOFR + 1.27%), 5.73%, 4/25/2030 (c)	3,695	3,756
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	2,050	2,049
(SOFR + 1.14%), 4.69%, 10/23/2030 (c)	7,010	6,927
(SOFR + 1.08%), 5.21%, 1/28/2031 (c)	13,385	13,396
(SOFR + 1.06%), 4.37%, 10/21/2031 (c)	37,535	36,284
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	16,408	14,549
(SOFR + 1.17%), 5.24%, 7/21/2032 (c)	21,035	20,914
(SOFR + 1.34%), 5.09%, 4/20/2034 (c)	14,210	13,861
(SOFR + 1.55%), 5.33%, 7/23/2035 (c)	23,360	22,941
(SOFR + 1.33%), 4.94%, 10/21/2036 (c)	32,310	30,511
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
(SOFR + 1.19%), 5.07%, 1/21/2037 (c)	20,054	19,042
(SOFR + 1.31%), 5.43%, 6/3/2037 (c)	27,120	26,412
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (c)	1,262	1,070
(SOFR + 1.51%), 3.21%, 4/22/2042 (c)	2,194	1,585
(SOFR + 1.63%), 3.44%, 2/24/2043 (c)	1,064	780
(SOFR + 1.82%), 6.22%, 7/21/2057 (c)	4,725	4,675
Lehman Brothers Holdings, Inc.
5.75%, 3/2/2015 (h)	1,000	—
8.00%, 8/1/2015 (h)	295	—
Lehman Brothers Holdings, Inc., Escrow 3.60%, 3/13/2009 (h)	235	—
Macquarie Group Ltd. (Australia) (SOFR + 1.44%), 2.69%, 6/23/2032 (a) (c)	389	346
Morgan Stanley
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (c)	1,348	1,331
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	6,014	6,047
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	6,097	6,160
(SOFR + 1.45%), 5.17%, 1/16/2030 (c)	13,950	14,017
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (c)	3,186	3,147
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	23,575	23,607
(SOFR + 1.10%), 4.65%, 10/18/2030 (c)	26,420	26,131
(SOFR + 1.11%), 5.23%, 1/15/2031 (c)	7,505	7,532
(SOFR + 1.14%), 2.70%, 1/22/2031 (c)	15,193	14,040
(SOFR + 1.51%), 5.19%, 4/17/2031 (c)	27,916	27,940
(SOFR + 0.95%), 4.49%, 1/16/2032 (c)	14,745	14,291
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	4,918	4,242
(SOFR + 1.20%), 4.71%, 3/12/2032 (c)	19,255	18,796
(SOFR + 1.02%), 1.93%, 4/28/2032 (c)	3,922	3,379
(SOFRINDX + 1.16%), 5.17%, 7/14/2032 (c)	7,740	7,682
(SOFR + 1.29%), 2.94%, 1/21/2033 (c)	2,273	2,015
(SOFR + 1.58%), 5.83%, 4/19/2035 (c)	4,110	4,176
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	8,520	8,390
(SOFR + 1.36%), 2.48%, 9/16/2036 (c)	3,160	2,711
(SOFR + 1.18%), 5.07%, 1/30/2037 (c)	22,462	21,414
(SOFRINDX + 1.43%), 5.61%, 7/17/2037 (c)	3,995	3,955
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (c)	11,981	12,121
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (c)	5,267	4,684
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	65

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.31%, 1/18/2041 (c)	3,790	3,594
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	5,340	3,925
S&P Global, Inc.
2.90%, 3/1/2032	6,500	5,836
3.25%, 12/1/2049	5,340	3,516
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (c) (e) (f)	2,625	2,685
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.75%, 5/12/2028 (a) (c)	11,213	11,220
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (a) (c)	831	821
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.52%), 5.43%, 2/8/2030 (a) (c)	1,107	1,118
(3-MONTH SOFR + 1.47%), 3.13%, 8/13/2030 (a) (c)	27,883	26,417
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (c)	2,683	2,723
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (c) (d) (e) (f)	5,000	5,695
(SOFR + 1.34%), 5.01%, 3/23/2037 (a) (c)	7,900	7,498
		678,065
Chemicals — 0.4%
Avient Corp.
7.13%, 8/1/2030 (a)	4,868	4,948
6.25%, 11/1/2031 (a)	300	304
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	1,720	1,778
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	3,121	3,118
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (a)	8,200	4,501
Celanese US Holdings LLC
7.00%, 2/15/2031	5,931	6,096
7.38%, 7/15/2032 (i)	1,950	2,042
7.38%, 2/15/2034	13,324	13,803
CF Industries, Inc. 4.95%, 6/1/2043	1,020	897
Chemours Co. (The)
5.75%, 11/15/2028 (a)	2,318	2,303
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — continued
7.88%, 3/15/2034 (a)	1,083	1,060
EIDP, Inc. 4.80%, 5/15/2033	3,680	3,512
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	2,779	2,714
INEOS Finance plc (Luxembourg) 6.75%, 5/15/2028 (a)	1,000	999
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	1,181	1,027
LYB International Finance III LLC 5.88%, 1/15/2036	19,914	19,758
NOVA Chemicals Corp. (Canada)
8.50%, 11/15/2028 (a)	2,405	2,473
4.25%, 5/15/2029 (a)	1,083	1,054
OCP SA (Morocco) 7.50%, 5/2/2054 (a)	4,366	4,528
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	1,961	1,958
4.50%, 10/15/2029	8,298	8,157
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	6,862	6,738
WR Grace Holdings LLC
6.63%, 8/15/2032 (a)	3,385	3,261
7.00%, 8/1/2033 (a)	624	605
		97,634
Commercial Services & Supplies — 0.5%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	4,343	4,089
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	5,151	4,961
4.88%, 7/15/2032 (a)	7,112	6,701
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	2,807	2,765
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	2,915	1,562
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	5,605	5,490
4.75%, 6/15/2029 (a)	5,182	5,062
6.75%, 1/15/2031 (a)	8,999	9,145
ILFC E-Capital Trust I 6.48%, 12/21/2065 (a) (j)	5,178	4,557
JGWB Holdings, Inc.
Class A, 0.00%, 2/15/2030 ‡ (j)	370	370
Class B, 0.00%, 2/15/2030 ‡ (j)	741	741
Jonah
12.00%, 6/1/2029 ‡	52,038	52,038
12.50%, 3/21/2033 ‡	20,198	20,198
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Williams Scotsman, Inc.
4.63%, 8/15/2028 (a)	2,330	2,308
7.38%, 10/1/2031 (a)	2,320	2,400
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	2,360	2,382
		124,769
Construction & Engineering — 0.1%
AECOM 6.00%, 8/1/2033 (a)	2,206	2,198
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (a)	1,202	982
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	2,438	2,373
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	7,860	7,855
6.38%, 7/15/2034 (a)	1,308	1,315
Granite Construction, Inc. 6.38%, 6/15/2034 (a)	1,266	1,275
Quanta Services, Inc.
4.50%, 1/15/2031	4,780	4,653
5.25%, 8/9/2034	7,380	7,231
		27,882
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	5,384	5,553
Consumer Finance — 1.1%
AerCap Ireland Capital DAC (Ireland)
3.00%, 10/29/2028	10,510	10,095
4.63%, 9/10/2029	10,000	9,887
3.30%, 1/30/2032	15,913	14,360
5.00%, 11/15/2035	1,729	1,643
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (c)	2,238	2,298
Aircastle Ltd. 5.00%, 5/15/2031 (a)	4,685	4,605
Ally Financial, Inc. 6.70%, 2/14/2033	1,220	1,242
American Express Co.
(SOFR + 1.00%), 5.10%, 2/16/2028 (c)	2,500	2,507
(SOFR + 1.44%), 5.02%, 4/25/2031 (c)	15,218	15,232
Series E, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.12%), 6.45%, 9/15/2031 (c) (e) (f)	9,132	9,197
(SOFR + 1.79%), 5.67%, 4/25/2036 (c)	4,570	4,618
Avolon Holdings Funding Ltd. (Ireland)
5.75%, 3/1/2029 (a)	11,663	11,813
5.75%, 11/15/2029 (a)	38,665	39,185
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
5.15%, 1/15/2030 (a)	19,980	19,857
5.38%, 5/30/2030 (a)	865	866
4.90%, 10/10/2030 (a)	14,910	14,617
4.95%, 10/15/2032 (a)	3,240	3,116
Ford Motor Credit Co. LLC
5.11%, 5/3/2029	870	862
5.30%, 9/6/2029	1,000	997
7.20%, 6/10/2030	920	964
4.00%, 11/13/2030	8,551	8,000
5.42%, 4/9/2031	15,795	15,574
5.75%, 4/6/2033	28,366	27,915
6.47%, 5/22/2036	20,804	20,883
General Motors Financial Co., Inc. 5.10%, 9/15/2031	15,590	15,434
ILFC E-Capital Trust II 6.73%, 12/21/2065 (a) (j)	1,015	916
OneMain Finance Corp.
3.88%, 9/15/2028	1,800	1,744
6.63%, 5/15/2029	7,850	7,964
5.38%, 11/15/2029	7,479	7,372
Stellantis Financial Services US Corp.
5.40%, 6/15/2029 (a)	8,845	8,737
5.80%, 6/15/2031 (a)	5,900	5,748
		288,248
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
3.50%, 3/15/2029 (a)	2,475	2,352
4.88%, 2/15/2030 (a)	1,176	1,133
5.50%, 3/31/2031 (a)	2,139	2,072
5.63%, 3/31/2032 (a)	5,414	5,211
5.75%, 3/31/2034 (a)	1,715	1,612
Performance Food Group, Inc.
6.13%, 9/15/2032 (a)	1,118	1,120
5.63%, 3/1/2034 (a)	1,283	1,247
Sysco Corp. 5.10%, 9/23/2030	3,885	3,877
		18,624
Containers & Packaging — 0.3%
Amcor Flexibles North America, Inc. 5.10%, 3/17/2030	6,660	6,676
Ardagh Group SA
9.50%, 12/1/2030 (a)	3,712	3,878
11.00% (Blend (Cash 6.00% + PIK 5.00%)), 12/1/2030 (a) (b)	9,923	9,370
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	67

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Containers & Packaging — continued
Ball Corp.
6.00%, 6/15/2029	5,631	5,694
5.50%, 9/15/2033	2,820	2,798
Berry Global, Inc. 5.80%, 6/15/2031	25,745	26,420
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	3,580	3,496
Graphic Packaging International LLC
4.75%, 7/15/2027 (a)	2,157	2,148
6.38%, 7/15/2032 (a)	2,290	2,318
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2030 (a)	4,718	4,812
Packaging Corp. of America 3.05%, 10/1/2051	2,277	1,405
Sonoco Products Co. 3.13%, 5/1/2030	10,589	9,858
TriMas Corp. 4.13%, 4/15/2029 (a)	3,262	3,136
		82,009
Distributors — 0.1%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028 (a)	4,223	4,162
3.88%, 11/15/2029 (a)	1,885	1,792
Core & Main LP 6.00%, 7/1/2034 (a)	945	942
RB Global Holdings, Inc. (Canada) 7.75%, 3/15/2031 (a)	3,161	3,266
Resideo Funding II LLC 6.50%, 7/15/2032 (a)	4,015	3,975
		14,137
Diversified — 0.1%
Ygrene Frn 8.50%, 7/25/2045 ‡ (a)	22,356	22,468
Diversified Consumer Services — 0.0% ^
Service Corp. International
5.13%, 6/1/2029	5,950	5,917
5.75%, 10/15/2032	940	940
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	2,409	2,453
		9,310
Diversified REITs — 0.0% ^
Simon Property Group LP 3.25%, 9/13/2049	5,086	3,328
WP Carey, Inc. 2.25%, 4/1/2033	2,796	2,301
		5,629
Diversified Telecommunication Services — 1.6%
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (a)	3,352	3,220
AT&T, Inc.
1.65%, 2/1/2028	8,737	8,379
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued
4.90%, 11/1/2035	20,400	19,256
5.13%, 4/30/2036	8,290	7,897
3.50%, 6/1/2041	5,594	4,147
3.50%, 9/15/2053	13,080	7,981
5.70%, 11/1/2054	16,780	14,678
3.55%, 9/15/2055	33,300	20,186
6.05%, 8/15/2056	8,370	7,692
6.20%, 10/30/2056	16,380	15,379
CCO Holdings LLC
4.75%, 3/1/2030 (a)	32,006	30,353
4.50%, 8/15/2030 (a)	16,861	15,693
4.25%, 2/1/2031 (a)	16,140	14,556
4.75%, 2/1/2032 (a)	3,230	2,895
4.50%, 5/1/2032	2,660	2,340
Cipher Compute LLC 7.13%, 11/15/2030 (a)	4,987	5,049
Comcast Corp.
1.95%, 1/15/2031	3,951	3,458
5.30%, 6/1/2034	3,540	3,481
3.90%, 3/1/2038	12,124	9,920
3.25%, 11/1/2039	10,222	7,462
3.97%, 11/1/2047	1,083	743
4.00%, 3/1/2048	4,990	3,435
4.00%, 11/1/2049	132	89
3.45%, 2/1/2050	4,085	2,508
5.35%, 5/15/2053	15,813	13,012
2.94%, 11/1/2056	14,138	7,225
2.99%, 11/1/2063	1,152	560
Edged Compute LLC 7.50%, 4/30/2031 (a)	1,890	1,793
ELK Grove Village Property LLC 7.50%, 6/15/2031 (a)	486	468
Fibercop SpA (Italy)
Series 2033, 6.38%, 11/15/2033 (a)	881	870
6.00%, 9/30/2034 (a)	2,780	2,663
Flash Compute LLC 7.25%, 12/31/2030 (a)	3,212	3,229
Galaxy Helios Data Centers II LLC 9.88%, 8/1/2031 (a)	2,802	2,775
Level 3 Financing, Inc.
6.88%, 6/30/2033 (a)	5,630	5,723
7.00%, 3/31/2034 (a)	3,039	3,108
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (a)	11,324	10,766
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (a)	6,796	6,300
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
RD Michigan Property Owner I LLC 7.50%, 3/30/2045 (a)	29,608	28,228
Space Exploration Technologies Corp.
5.35%, 7/15/2031 (a)	18,050	17,643
5.65%, 7/15/2033 (a)	19,860	19,160
5.88%, 7/15/2036 (a)	6,985	6,583
Sprint Capital Corp. 6.88%, 11/15/2028	4,475	4,663
Stingray Compute LLC 6.00%, 6/15/2031 (a)	2,950	2,872
Verizon Communications, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.04%), 6.20%, 5/14/2056 (c)	7,107	6,858
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.81%), 6.05%, 5/14/2058 (c)	28,415	27,741
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.60%, 2/15/2059 (c)	4,296	4,298
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	2,423	2,245
WULF Compute LLC 7.75%, 10/15/2030 (a)	7,182	7,463
Yondr JK 1 LLC 6.88%, 6/30/2031 (a)	958	898
		397,941
Electric Utilities — 2.5%
AEP Transmission Co. LLC
3.15%, 9/15/2049	471	300
Series M, 3.65%, 4/1/2050	1,942	1,358
Series N, 2.75%, 8/15/2051	2,427	1,409
Alabama Power Co.
6.13%, 5/15/2038	865	904
5.50%, 3/15/2041	1,214	1,172
Series A, 4.30%, 7/15/2048	340	268
3.13%, 7/15/2051	4,655	2,910
Alliant Energy Finance LLC 5.40%, 6/6/2027 (a)	1,850	1,860
Baltimore Gas and Electric Co.
4.25%, 9/15/2048	1,360	1,052
3.20%, 9/15/2049	1,432	916
2.90%, 6/15/2050	816	489
CenterPoint Energy Houston Electric LLC Series AD, 2.90%, 7/1/2050	1,942	1,188
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador) 8.65%, 1/24/2033 (a)	1,258	1,354
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Comision Federal de Electricidad (Mexico) 6.50%, 1/28/2051 (a)	2,436	2,345
Commonwealth Edison Co. 4.00%, 3/1/2048	292	219
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	1,637	1,247
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	3,826	3,844
DTE Electric Co.
5.20%, 3/1/2034	3,400	3,389
3.95%, 6/15/2042	370	289
Series A, 4.00%, 4/1/2043	4,728	3,782
Series B, 3.65%, 3/1/2052	636	440
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	3,700	3,858
Duke Energy Carolinas LLC 3.70%, 12/1/2047	971	698
Duke Energy Corp. 5.80%, 6/15/2054	3,300	3,061
Duke Energy Florida LLC
1.75%, 6/15/2030	4,223	3,768
5.90%, 3/1/2033	400	412
6.20%, 11/15/2053	1,985	2,016
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	2,170	1,415
5.40%, 4/1/2053	5,189	4,672
Duke Energy Ohio, Inc.
5.25%, 4/1/2033	9,542	9,523
4.30%, 2/1/2049	1,427	1,105
Duke Energy Progress LLC
4.10%, 5/15/2042	297	242
3.70%, 10/15/2046	195	142
5.55%, 3/15/2055	888	820
Electricite de France SA (France) 6.90%, 5/23/2053 (a)	2,693	2,786
Emera US Finance LP (Canada) 2.64%, 6/15/2031	18,635	16,591
ENEL Finance International NV (Italy)
5.13%, 6/26/2029 (a)	6,590	6,632
2.50%, 7/12/2031 (a) (i)	4,904	4,328
5.50%, 6/26/2034 (a)	9,365	9,312
5.00%, 9/30/2035 (a)	10,200	9,693
5.75%, 9/30/2055 (a)	6,445	5,856
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (c)	17,928	18,431
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	69

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.18%), 5.88%, 6/15/2056 (c)	8,111	7,987
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 6.50%, 12/15/2056 (c)	2,026	2,022
Entergy Louisiana LLC
1.60%, 12/15/2030	7,252	6,317
4.20%, 4/1/2050	1,360	1,029
2.90%, 3/15/2051	3,920	2,327
5.70%, 3/15/2054	6,300	5,912
Entergy Mississippi LLC
5.00%, 9/1/2033	3,252	3,189
3.85%, 6/1/2049	486	351
3.50%, 6/1/2051	1,534	1,024
5.85%, 6/1/2054	2,885	2,741
Entergy Texas Restoration Funding LLC Series A-2, 3.70%, 12/15/2035	2,825	2,625
Entergy Texas, Inc.
1.75%, 3/15/2031	17,722	15,383
3.55%, 9/30/2049	753	514
Evergy Metro, Inc. 4.20%, 6/15/2047	714	559
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	1,853	1,833
FirstEnergy Corp. Series B, 3.90%, 7/15/2027 (i)	7,920	7,879
FirstEnergy Transmission LLC 5.45%, 7/15/2044 (a)	777	712
Florida Power & Light Co.
5.40%, 9/1/2035	583	578
3.70%, 12/1/2047	4,466	3,226
3.95%, 3/1/2048	646	485
Generadora de Gatun SA (Panama) 6.87%, 9/30/2044 (a)	4,687	4,731
Georgia Power Co. 5.25%, 3/15/2034	3,400	3,387
Interstate Power and Light Co. 4.10%, 9/26/2028	777	767
ITC Holdings Corp.
4.95%, 9/22/2027 (a)	5,867	5,883
2.95%, 5/14/2030 (a)	3,278	3,036
5.40%, 6/1/2033 (a)	5,973	5,942
5.65%, 5/9/2034 (a)	9,145	9,166
Jersey Central Power & Light Co. 6.15%, 6/1/2037	777	794
Massachusetts Electric Co. 5.90%, 11/15/2039 (a)	960	953
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
MidAmerican Energy Co. 3.65%, 8/1/2048	1,942	1,389
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	7,631	7,551
Monongahela Power Co. 5.85%, 2/15/2034 (a)	9,250	9,497
Nevada Power Co.
5.38%, 9/15/2040	608	571
6.00%, 3/15/2054	1,510	1,467
NextEra Energy Capital Holdings, Inc.
5.25%, 2/28/2053	1,379	1,186
5.55%, 3/15/2054	2,650	2,372
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (c)	3,930	4,022
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (c)	13,886	13,961
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (c)	3,545	3,563
Niagara Mohawk Power Corp. 4.28%, 12/15/2028 (a)	631	622
Northern States Power Co.
6.20%, 7/1/2037	168	177
4.50%, 6/1/2052	2,602	2,079
NRG Energy, Inc.
2.45%, 12/2/2027 (a)	2,549	2,475
3.38%, 2/15/2029 (a)	4,891	4,663
5.25%, 6/15/2029 (a)	12,133	12,047
4.73%, 10/15/2030 (a)	2,650	2,583
3.63%, 2/15/2031 (a)	734	676
3.88%, 2/15/2032 (a)	148	135
6.00%, 2/1/2033 (a)	2,159	2,149
5.75%, 1/15/2034 (a)	7,164	6,974
5.88%, 5/15/2034 (a)	1,825	1,779
5.41%, 10/15/2035 (a)	8,627	8,239
6.00%, 1/15/2036 (a)	2,112	2,054
6.13%, 5/15/2036 (a)	456	447
Ohio Power Co. Series R, 2.90%, 10/1/2051	6,567	3,831
Oncor Electric Delivery Co. LLC
3.10%, 9/15/2049	971	610
5.35%, 10/1/2052	534	481
Pacific Gas and Electric Co.
5.00%, 6/4/2028	5,433	5,448
4.65%, 8/1/2028	11,889	11,853
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
6.10%, 1/15/2029	1,282	1,312
5.05%, 10/15/2032	31,035	30,302
6.40%, 6/15/2033	11,604	12,032
5.70%, 3/1/2035	16,035	15,812
4.20%, 6/1/2041	1,622	1,276
4.60%, 6/15/2043	1,894	1,516
6.75%, 1/15/2053	3,032	3,030
5.90%, 10/1/2054	1,020	919
Palomino Funding Trust I 7.23%, 5/17/2028 (a)	2,000	2,063
PECO Energy Co. 2.80%, 6/15/2050	729	432
Pepco Holdings LLC 7.45%, 8/15/2032	971	1,051
PG&E Corp.
5.00%, 7/1/2028	3,793	3,736
5.25%, 7/1/2030	2,331	2,268
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (c)	10,862	10,916
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	3,830	3,738
Series A-3, 5.54%, 7/15/2047	3,951	3,772
Series A-3, 5.53%, 6/1/2049	4,550	4,361
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	1,059	995
Series A-4, 5.21%, 12/1/2047	777	713
Series A-5, 5.10%, 6/1/2052	2,850	2,506
Public Service Co. of Colorado
4.05%, 9/15/2049	2,573	1,923
2.70%, 1/15/2051	3,097	1,774
Series 47, 6.20%, 8/15/2056	3,725	3,718
Public Service Co. of Oklahoma
5.25%, 1/15/2033	1,292	1,283
Series G, 6.63%, 11/15/2037	1,068	1,114
Public Service Electric and Gas Co. 5.80%, 5/1/2037	826	848
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	908	871
Series A-2, 5.11%, 12/15/2047	311	279
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	617	610
Series A2, 5.17%, 5/15/2041	298	286
Southern California Edison Co.
5.25%, 3/15/2030	4,400	4,398
5.45%, 6/1/2031	3,540	3,544
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
5.20%, 6/1/2034	1,970	1,905
5.45%, 3/1/2035	2,547	2,479
Series 06-E, 5.55%, 1/15/2037	437	419
Series 08-A, 5.95%, 2/1/2038	277	273
Series C, 3.60%, 2/1/2045	1,233	850
Series C, 4.13%, 3/1/2048	971	696
Series 20A, 2.95%, 2/1/2051	8,553	4,870
5.70%, 3/1/2053	4,987	4,403
5.88%, 12/1/2053	6,850	6,156
5.75%, 4/15/2054	2,060	1,821
Southern Co. (The) 5.70%, 3/15/2034	1,995	2,023
Southwestern Electric Power Co. Series J, 3.90%, 4/1/2045	1,206	894
Trinidad Generation UnLtd (Trinidad And Tobago) 7.75%, 6/16/2033 (a)	3,473	3,648
Tucson Electric Power Co. 5.50%, 4/15/2053	1,230	1,129
Union Electric Co.
5.20%, 4/1/2034	2,310	2,295
4.00%, 4/1/2048	1,991	1,502
3.90%, 4/1/2052	1,262	914
5.25%, 1/15/2054	3,765	3,331
Virginia Electric and Power Co.
5.65%, 8/15/2036	3,725	3,731
6.35%, 11/30/2037	229	240
8.88%, 11/15/2038	651	823
Virginia Power Fuel Securitization LLC Series A-2, 4.88%, 5/1/2031	1,085	1,086
Vistra Operations Co. LLC
5.05%, 12/30/2026 (a)	15,150	15,180
5.00%, 7/31/2027 (a)	6,294	6,288
4.30%, 10/15/2028 (a)	30,163	29,687
4.30%, 7/15/2029 (a)	4,854	4,732
4.60%, 10/15/2030 (a)	1,152	1,118
4.70%, 1/31/2031 (a)	8,570	8,315
7.75%, 10/15/2031 (a)	5,995	6,244
6.00%, 4/15/2034 (a)	28,434	28,548
5.35%, 1/31/2036 (a)	6,030	5,759
VoltaGrid LLC 7.38%, 11/1/2030 (a)	2,173	2,187
Xcel Energy, Inc. 3.40%, 6/1/2030	2,185	2,068
		631,361
Electrical Equipment — 0.1%
Eaton Corp.
4.80%, 3/6/2036	11,810	11,288
4.15%, 11/2/2042	2,427	2,012
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	71

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electrical Equipment — continued
EnerSys 6.63%, 1/15/2032 (a)	2,000	2,033
Sensata Technologies BV 5.88%, 9/1/2030 (a)	2,380	2,396
Solaris Energy Infrastructure LLC 6.38%, 5/15/2031 (a)	2,606	2,587
		20,316
Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp. 5.00%, 12/15/2029 (a)	6,307	6,224
Ingram Micro, Inc. 4.75%, 5/15/2029 (a)	6,139	6,011
Sensata Technologies, Inc.
3.75%, 2/15/2031 (a)	3,739	3,486
6.63%, 7/15/2032 (a)	7,225	7,398
		23,119
Energy Equipment & Services — 0.1%
Archrock Partners LP 6.63%, 9/1/2032 (a)	5,950	6,060
Archrock Services LP 6.00%, 2/1/2034 (a)	2,175	2,139
Baker Hughes Holdings LLC
5.00%, 6/15/2036	8,755	8,408
5.13%, 9/15/2040	877	818
4.08%, 12/15/2047	1,864	1,431
5.85%, 6/15/2056	5,035	4,810
Halliburton Co. 4.75%, 8/1/2043	263	225
Kodiak Gas Services LLC
5.88%, 4/1/2031 (a)	765	763
6.50%, 10/1/2033 (a)	4,356	4,398
Noble Finance II LLC
8.00%, 4/15/2030 (a)	2,671	2,762
6.25%, 6/15/2034 (a)	1,031	1,012
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	754	744
Valaris Ltd. 8.38%, 4/30/2030 (a)	3,660	3,806
		37,376
Entertainment — 0.1%
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	3,336	3,323
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	3,721	3,726
4.75%, 10/15/2027 (a)	4,373	4,350
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	831	827
5.60%, 6/12/2034	13,544	13,626
		25,852
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Financial Services — 1.7%
BCAP LLC 0.00%, 9/19/2027 ‡	45,052	45,106
BG Beta I Ltd. (Cayman Islands) 0.00%, 7/16/2054 ‡ (j)	23,520	23,009
Block, Inc.
5.63%, 8/15/2030 (a)	911	912
6.50%, 5/15/2032	12,904	13,102
6.00%, 8/15/2033 (a)	726	725
CFIN 2022-RTL1 Issuer LLC
Class A, 0.00%, 8/17/2027 ‡	19,415	19,391
Class B-1, 0.00%, 8/17/2027 ‡	9,097	9,086
CFIN LLC Class B-2, 0.00%, 8/17/2027 ‡	18,753	18,730
Commercial Credit, Inc. Series QIB, 8.75%, 8/30/2030 (a)	23,000	23,044
Equify Financial LLC Series QIB, 9.13%, 12/15/2030 (a)	74,000	73,780
Fidelity National Information Services, Inc. 4.50%, 8/15/2046	1,942	1,532
Gemini 10.50%, 2/20/2029 ‡	22,000	22,000
Global Payments, Inc.
4.88%, 11/15/2030	23,870	23,231
5.55%, 11/15/2035	5,820	5,557
Goodleap LLC Class B, 0.00%, 7/15/2042 ‡	58,543	61,323
National Rural Utilities Cooperative Finance Corp. 5.00%, 2/7/2031	1,210	1,210
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	3,996	4,230
NGF Holdings LLC 9.63%, 12/23/2029	45,500	45,701
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (a)	3,500	3,479
Rocket Cos., Inc.
6.13%, 8/1/2030 (a)	4,147	4,202
7.13%, 2/1/2032 (a)	1,810	1,869
6.38%, 8/1/2033 (a)	2,433	2,464
Rocket Mortgage LLC
3.63%, 3/1/2029 (a)	3,161	3,046
3.88%, 3/1/2031 (a)	2,840	2,649
4.00%, 10/15/2033 (a)	680	609
Shell International Finance BV 3.63%, 8/21/2042	6,407	4,973
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	7,383	7,293
Siemens Financieringsmaatschappij NV (Germany) 3.30%, 9/15/2046 (a)	2,000	1,401
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
STReAM 2008 BV (Netherlands) 0.00%, 2/15/2030 ‡	12,543	12,856
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	9,675	9,675
		446,185
Food Products — 0.7%
Bunge Ltd. Finance Corp. 3.20%, 4/21/2031	6,574	6,068
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	5,216	5,212
Grupo Nutresa SA (Colombia) 9.00%, 5/12/2035 (a)	4,300	4,760
JBS NV
3.75%, 12/1/2031	2,040	1,888
3.63%, 1/15/2032	12,930	11,878
3.00%, 5/15/2032	5,910	5,205
5.50%, 1/15/2036	21,649	21,079
5.63%, 3/10/2037 (a)	12,225	11,880
6.38%, 4/15/2066	2,540	2,382
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (a)	3,266	3,130
4.38%, 1/31/2032 (a)	1,126	1,059
Mars, Inc.
4.80%, 3/1/2030 (a)	48,750	48,503
5.00%, 3/1/2032 (a)	24,690	24,522
5.20%, 3/1/2035 (a)	33,640	33,151
5.65%, 5/1/2045 (a)	4,058	3,892
Post Holdings, Inc.
4.63%, 4/15/2030 (a)	3,289	3,169
6.25%, 2/15/2032 (a)	2,502	2,523
		190,301
Gas Utilities — 0.1%
AmeriGas Partners LP 6.88%, 6/1/2031 (a)	1,319	1,318
Atmos Energy Corp.
5.50%, 6/15/2041	1,078	1,059
2.85%, 2/15/2052	928	549
5.75%, 10/15/2052	2,083	2,008
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (a)	1,000	974
4.27%, 3/15/2048 (a)	971	730
Piedmont Natural Gas Co., Inc.
3.50%, 6/1/2029	777	750
3.35%, 6/1/2050	2,800	1,825
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Gas Utilities — continued
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	695	643
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	3,859	3,744
		13,600
Ground Transportation — 0.4%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	1,935	1,935
5.38%, 3/1/2029 (a)	2,117	2,080
8.00%, 2/15/2031 (a)	3,075	3,117
Burlington Northern Santa Fe LLC
6.15%, 5/1/2037	1,629	1,732
4.38%, 9/1/2042	2,437	2,077
3.55%, 2/15/2050	1,873	1,303
5.20%, 4/15/2054	12,708	11,323
5.50%, 3/15/2055	16,045	14,914
Canadian Pacific Railway Co. (Canada) 3.10%, 12/2/2051	1,752	1,093
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	500	504
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	2,683	2,597
Norfolk Southern Corp. 4.05%, 8/15/2052	971	716
Penske Truck Leasing Co. LP 5.25%, 7/1/2029 (a)	4,600	4,624
SMBC Aviation Capital Finance DAC (Ireland)
5.30%, 4/3/2029 (a)	6,840	6,887
5.20%, 7/23/2031 (a)	2,205	2,191
5.70%, 7/23/2036 (a)	2,025	2,000
Uber Technologies, Inc.
4.80%, 9/15/2034	21,125	20,197
4.80%, 9/15/2035	1,706	1,616
5.35%, 9/15/2054	1,440	1,274
XPO, Inc. 7.13%, 6/1/2031 (a)	7,310	7,528
		89,708
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories 4.65%, 3/15/2036	32,861	31,123
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	4,263	4,227
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	2,051	2,104
Medline Borrower LP
3.88%, 4/1/2029 (a)	3,000	2,905
6.25%, 4/1/2029 (a)	1,348	1,370
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	73

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Equipment & Supplies — continued
5.25%, 10/1/2029 (a)	8,913	8,862
Solventum Corp. 5.60%, 3/23/2034	5,636	5,659
		56,250
Health Care Providers & Services — 0.8%
Accendra Health, Inc. 9.75%, 6/15/2033 (a)	4,033	1,835
Adapthealth LLC 4.63%, 8/1/2029 (a)	2,286	2,159
Aetna, Inc. 4.50%, 5/15/2042	218	183
Cencora, Inc.
4.60%, 2/13/2033	9,135	8,818
5.13%, 2/15/2034	1,512	1,487
4.90%, 2/13/2036	4,789	4,567
Cigna Group (The) 5.13%, 5/15/2031	3,480	3,494
DaVita, Inc.
4.63%, 6/1/2030 (a)	2,323	2,245
3.75%, 2/15/2031 (a)	662	612
Encompass Health Corp.
4.75%, 2/1/2030	3,414	3,364
4.63%, 4/1/2031	1,611	1,558
HCA, Inc.
4.50%, 2/15/2027	19,711	19,714
3.50%, 9/1/2030	1,095	1,033
2.38%, 7/15/2031	4,819	4,237
4.60%, 11/15/2032	11,936	11,454
5.60%, 4/1/2034	5,000	5,020
4.90%, 11/15/2035	6,145	5,812
5.25%, 6/15/2049	10,935	9,396
3.50%, 7/15/2051	1,273	818
5.90%, 6/1/2053	3,930	3,647
6.00%, 4/1/2054	15,000	14,147
5.95%, 9/15/2054	6,820	6,362
Quest Diagnostics, Inc.
4.63%, 12/15/2029	6,580	6,531
2.95%, 6/30/2030	971	903
Tenet Healthcare Corp.
5.13%, 11/1/2027	1,502	1,502
4.63%, 6/15/2028	6,081	6,031
4.25%, 6/1/2029	4,970	4,841
6.13%, 6/15/2030	13,658	13,752
6.75%, 5/15/2031	5,775	5,897
Triad Holdings III LLC 0.00%, 4/1/2052 ‡	50,649	51,155
UnitedHealth Group, Inc.
3.95%, 10/15/2042	598	478
3.75%, 10/15/2047	1,088	787
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
3.25%, 5/15/2051	1,898	1,216
5.88%, 2/15/2053	89	86
5.05%, 4/15/2053	5,042	4,318
3.88%, 8/15/2059	782	530
		209,989
Health Care REITs — 0.0% ^
Alexandria Real Estate Equities, Inc.
3.38%, 8/15/2031	2,890	2,632
1.88%, 2/1/2033	2,801	2,245
Healthpeak OP LLC 3.00%, 1/15/2030	486	455
Sabra Health Care LP 3.20%, 12/1/2031	2,194	1,968
Ventas Realty LP 3.85%, 4/1/2027	600	598
		7,898
Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 5/15/2027 (a)	7,617	7,616
6.25%, 6/1/2032 (a)	10,333	10,520
		18,136
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP
7.25%, 7/15/2028 (a)	1,146	1,166
6.50%, 4/1/2032 (a)	4,442	4,523
6.50%, 6/15/2033 (a)	2,122	2,164
5.75%, 3/15/2034 (a)	776	765
6.25%, 2/15/2035 (a)	545	548
		9,166
Hotels, Restaurants & Leisure — 0.6%
Acushnet Co. 5.63%, 12/1/2033 (a)	969	952
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	4,500	4,420
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (a)	7,500	7,544
6.50%, 2/15/2032 (a)	10,192	9,852
Carnival Corp. Ltd.
5.88%, 6/15/2031 (a)	2,600	2,609
5.75%, 8/1/2032 (a)	4,208	4,164
6.13%, 2/15/2033 (a)	17,026	17,067
Churchill Downs, Inc. 6.75%, 5/1/2031 (a)	3,285	3,334
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029 (a)	3,794	3,655
4.88%, 1/15/2030	2,292	2,268
4.00%, 5/1/2031 (a)	432	406
5.50%, 9/15/2031 (a)	1,233	1,228
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
3.63%, 2/15/2032 (a)	1,903	1,729
5.88%, 3/15/2033 (a)	10,356	10,386
5.75%, 9/15/2033 (a)	5,010	5,006
5.50%, 3/31/2034 (a)	1,148	1,130
MGM Resorts International
4.63%, 9/1/2026	2,015	2,015
4.75%, 10/15/2028	3,570	3,547
6.13%, 9/15/2029	2,475	2,505
6.50%, 4/15/2032	1,980	1,977
NCL Corp. Ltd. 5.88%, 1/15/2031 (a)	1,900	1,822
Pioneer Opco LLC 7.00%, 5/15/2033 (a)	875	890
Rivers Enterprise Borrower LLC 6.25%, 10/15/2030 (a)	1,489	1,508
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	9,205	9,219
6.25%, 3/15/2032 (a)	6,965	7,063
6.00%, 2/1/2033 (a)	3,504	3,525
Six Flags Entertainment Corp.
6.50%, 10/1/2028	4,805	4,807
5.25%, 7/15/2029	1,966	1,905
7.25%, 5/15/2031 (a)	2,540	2,510
6.63%, 5/1/2032 (a)	3,271	3,316
Station Casinos LLC 4.50%, 2/15/2028 (a)	3,653	3,616
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	7,010	7,110
Viking Cruises Ltd. 5.88%, 10/15/2033 (a)	11,481	11,363
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	2,801	2,802
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	14,151	14,089
6.25%, 3/15/2033 (a)	2,089	2,089
		163,428
Household Durables — 0.1%
Installed Building Products, Inc. 5.63%, 2/1/2034 (a)	724	706
Newell Brands, Inc.
8.50%, 6/1/2028 (a)	1,732	1,806
6.63%, 9/15/2029	5,314	5,421
6.63%, 5/15/2032	823	842
7.37%, 4/1/2036 (i)	4,374	4,409
Somnigroup International, Inc. 4.00%, 4/15/2029 (a)	9,783	9,418
		22,602
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Household Products — 0.0% ^
Central Garden & Pet Co.
5.13%, 2/1/2028	520	520
4.13%, 10/15/2030	2,969	2,815
4.13%, 4/30/2031 (a)	919	863
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	3,310	3,275
		7,473
Independent Power and Renewable Electricity Producers — 0.2%
Constellation Energy Generation LLC
4.63%, 2/1/2029	14,080	13,931
5.00%, 2/1/2031	1,223	1,211
6.25%, 10/1/2039	195	199
5.75%, 10/1/2041	6,850	6,702
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (a)	5,569	5,565
Saavi Energia SARL (Mexico) 8.88%, 2/10/2035 (a)	6,259	6,876
Talen Energy Supply LLC
6.13%, 5/1/2031 (a)	3,144	3,137
6.38%, 5/1/2033 (a)	4,723	4,664
		42,285
Industrial REITs — 0.0% ^
Prologis LP
1.75%, 7/1/2030	2,427	2,159
3.00%, 4/15/2050	4,989	3,121
2.13%, 10/15/2050	1,457	747
		6,027
Insurance — 0.3%
Allianz SE (Germany) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (a) (c)	12,000	11,739
Aon Corp. 5.35%, 2/28/2033	864	862
Asurion LLC 8.00%, 12/31/2032 (a)	2,316	2,304
Berkshire Hathaway Finance Corp.
2.50%, 1/15/2051	2,190	1,222
3.85%, 3/15/2052	4,281	3,077
Corebridge Global Funding 4.90%, 8/21/2032 (a)	4,775	4,641
Guardian Life Global Funding
5.74%, 10/2/2028 (a)	2,000	2,038
4.18%, 9/26/2029 (a)	2,620	2,566
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	75

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
MetLife, Inc.
6.50%, 12/15/2032	680	727
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 5.85%, 3/15/2056 (c)	3,457	3,350
Metropolitan Life Global Funding I
3.05%, 6/17/2029 (a)	1,500	1,429
5.15%, 3/28/2033 (a)	8,975	8,906
New York Life Global Funding 3.00%, 1/10/2028 (a)	2,749	2,692
New York Life Insurance Co. 6.75%, 11/15/2039 (a)	295	318
Pine Street Trust III 6.22%, 5/15/2054 (a)	1,600	1,542
Principal Financial Group, Inc. 4.11%, 2/15/2028 (a)	2,000	1,981
Principal Life Global Funding II 5.10%, 1/25/2029 (a)	2,650	2,660
Protective Life Global Funding 1.30%, 9/20/2026 (a)	1,500	1,498
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (a)	777	599
6.05%, 6/15/2056 (a)	15,430	14,867
		69,018
Interactive Media & Services — 0.2%
Meta Platforms, Inc.
5.50%, 11/15/2045	16,255	14,106
5.60%, 5/15/2053	13,747	11,553
5.63%, 11/15/2055	29,131	24,280
Snap, Inc. 6.88%, 3/1/2033 (a)	958	939
		50,878
IT Services — 0.2%
Arches Buyer, Inc. 9.00%, 8/15/2031 (a)	1,435	1,498
Beignet Investor LLC 6.58%, 5/30/2049 (a)	39,783	38,112
CGI, Inc. (Canada) 1.45%, 9/14/2026	3,626	3,622
		43,232
Machinery — 0.0% ^
Esab Corp.
6.25%, 4/15/2029 (a)	2,415	2,443
5.63%, 4/1/2031 (a)	891	883
Terex Corp.
5.00%, 5/15/2029 (a)	1,145	1,135
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Machinery — continued
6.25%, 10/15/2032 (a)	3,892	3,928
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	3,520	3,598
		11,987
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	1,794	1,815
Yinson Bergenia Production BV (Brazil) 8.50%, 1/31/2045 (a)	4,901	5,228
		7,043
Media — 0.7%
Charter Communications Operating LLC
2.25%, 1/15/2029	2,277	2,114
6.65%, 2/1/2034	9,413	9,464
6.55%, 6/1/2034	18,400	18,372
5.85%, 12/1/2035	23,317	21,916
7.34%, 9/1/2041 (a)	1,914	1,900
Clear Channel Outdoor Holdings, Inc.
7.13%, 2/15/2031 (a)	6,767	6,978
7.50%, 3/15/2033 (a)	3,238	3,413
CSC Holdings LLC
5.38%, 2/1/2028 (a)	2,039	1,100
4.50%, 11/15/2031 (a)	2,571	1,337
Discovery Global Holdings, Inc.
4.28%, 3/15/2032	6,465	5,915
5.05%, 3/15/2042	1,140	829
DISH DBS Corp.
5.25%, 12/1/2026 (a)	1,616	1,611
5.75%, 12/1/2028 (a) (h)	2,327	2,292
EchoStar Corp. 10.75%, 11/30/2029	1,330	1,437
Gray Media, Inc.
10.50%, 7/15/2029 (a)	603	636
4.75%, 10/15/2030 (a)	2,124	1,748
5.38%, 11/15/2031 (a)	2,299	1,790
7.25%, 8/15/2033 (a)	4,480	4,480
7.50%, 9/15/2034 (a)	1,135	1,134
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	3,864	3,467
10.88%, 5/1/2030 (a)	1,547	1,087
7.75%, 8/15/2030 (a)	4,091	3,416
Lamar Media Corp.
4.88%, 1/15/2029	1,040	1,030
4.00%, 2/15/2030	6,293	6,004
5.38%, 11/1/2033 (a)	2,185	2,126
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
Nexstar Media, Inc.
4.75%, 11/1/2028 (a)	1,584	1,561
6.50%, 9/15/2033 (a)	11,140	11,190
7.25%, 4/15/2034 (a)	8,217	8,323
Outfront Media Capital LLC 7.38%, 2/15/2031 (a)	5,120	5,311
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	3,283	3,071
Sinclair Television Group, Inc.
4.38%, 12/31/2032 (a)	3,440	2,571
8.13%, 2/15/2033 (a)	1,413	1,469
Sirius XM Radio LLC
4.00%, 7/15/2028 (a)	12,723	12,407
5.50%, 7/1/2029 (a)	15,859	15,834
4.13%, 7/1/2030 (a)	3,597	3,385
5.88%, 4/15/2032 (a)	2,579	2,545
Stagwell Global LLC 5.63%, 8/15/2029 (a)	6,495	6,326
Time Warner Cable LLC
6.55%, 5/1/2037	4,488	4,322
5.50%, 9/1/2041	7,750	6,448
		190,359
Metals & Mining — 0.4%
Alumina Pty. Ltd.
6.13%, 3/15/2030 (a)	1,423	1,439
6.38%, 9/15/2032 (a)	2,069	2,098
Anglo American Capital plc (South Africa)
5.00%, 3/21/2033 (a)	21,925	21,363
5.25%, 3/19/2036 (a)	2,219	2,138
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	2,799	2,719
6.88%, 11/1/2029 (a)	1,570	1,593
6.75%, 4/15/2030 (a)	3,315	3,337
7.50%, 9/15/2031 (a)	1,150	1,182
7.63%, 1/15/2034 (a)	935	954
Commercial Metals Co. 5.75%, 11/15/2033 (a)	4,096	4,032
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (a)	2,062	2,146
Glencore Finance Canada Ltd. (Australia) 6.90%, 11/15/2037 (a)	98	106
Glencore Funding LLC (Australia)
5.19%, 4/1/2030 (a)	3,770	3,774
2.50%, 9/1/2030 (a)	850	769
2.85%, 4/27/2031 (a)	8,941	8,060
5.70%, 5/8/2033 (a)	4,000	4,074
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Metals & Mining — continued
5.63%, 4/4/2034 (a)	28,840	28,963
5.51%, 4/1/2036 (a)	11,770	11,574
Novelis Corp. 6.38%, 8/15/2033 (a)	1,088	1,091
		101,412
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Arbor Realty SR, Inc. Series QIB, 9.00%, 10/15/2027 (a)	17,715	17,648
Arbor Realty Trust, Inc. Series QIB, 4.50%, 3/15/2027 (a)	29,123	28,395
Great Ajax Operating Partnership LP Series QIB, 9.88%, 9/1/2027 (a) (i)	28,328	28,201
ReadyCap Holdings LLC
Series QIB, 4.50%, 10/20/2026 (a)	25,000	24,721
Series QIB, 9.38%, 3/1/2028 (a)	37,000	36,526
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	5,605	5,776
		141,267
Multi-Utilities — 0.6%
Ameren Corp. 3.50%, 1/15/2031	2,321	2,176
Ameren Illinois Co.
4.95%, 6/1/2033	6,416	6,314
3.25%, 3/15/2050	3,835	2,521
5.55%, 7/1/2054	3,600	3,343
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	1,310	1,363
2.85%, 5/15/2051	7,514	4,372
4.60%, 5/1/2053	1,160	919
Consolidated Edison Co. of New York, Inc.
Series 06-E, 5.70%, 12/1/2036	389	388
Series 2017, 3.88%, 6/15/2047	1,238	912
Series E, 4.65%, 12/1/2048	1,651	1,354
4.50%, 5/15/2058	785	602
Consumers Energy Co.
4.63%, 5/15/2033	4,626	4,478
4.35%, 4/15/2049	486	387
4.35%, 8/31/2064	477	345
Dominion Energy, Inc.
Series F, 5.25%, 8/1/2033	763	753
7.00%, 6/15/2038	389	425
Series C, 4.90%, 8/1/2041	45	40
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (c)	2,750	2,860
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	77

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (c)	4,220	4,293
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (c)	13,230	13,282
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (c)	14,298	14,181
DTE Energy Co. 5.10%, 3/1/2029	2,800	2,816
National Grid plc (United Kingdom) 5.42%, 1/11/2034	1,800	1,793
NiSource, Inc.
5.20%, 7/1/2029	4,050	4,090
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (c)	5,497	5,649
Puget Sound Energy, Inc.
5.76%, 7/15/2040	874	842
2.89%, 9/15/2051	1,282	766
5.69%, 6/15/2054	14,682	13,805
San Diego Gas & Electric Co.
Series XXX, 3.00%, 3/15/2032	4,854	4,333
Series DDDD, 5.20%, 3/15/2036	8,850	8,566
6.00%, 6/1/2039	486	493
4.50%, 8/15/2040	242	210
Series UUU, 3.32%, 4/15/2050	4,641	2,991
5.35%, 4/1/2053	1,059	934
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (c)	149	151
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.38%, 4/1/2056 (c)	2,745	2,751
Southern Co. Gas Capital Corp.
5.75%, 9/15/2033	14,250	14,532
Series 21A, 3.15%, 9/30/2051	9,888	6,189
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 6.05%, 9/15/2056 (c)	9,416	9,354
		145,573
Oil, Gas & Consumable Fuels — 3.6%
Aker BP ASA (Norway) 5.80%, 10/1/2054 (a)	2,560	2,325
Antero Midstream Partners LP
5.38%, 6/15/2029 (a)	7,116	7,115
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
5.75%, 10/15/2033 (a)	1,939	1,914
Ascent Resources Utica Holdings LLC
6.63%, 10/15/2032 (a)	3,015	3,043
6.63%, 7/15/2033 (a)	1,495	1,510
Blue Racer Midstream LLC
7.00%, 7/15/2029 (a)	1,681	1,726
7.25%, 7/15/2032 (a)	1,176	1,216
BP Capital Markets America, Inc.
4.81%, 2/13/2033	4,476	4,385
4.89%, 9/11/2033	3,466	3,403
3.00%, 2/24/2050	5,102	3,191
2.77%, 11/10/2050	3,971	2,352
2.94%, 6/4/2051	5,194	3,158
3.00%, 3/17/2052	2,952	1,810
Buckeye Partners LP
3.95%, 12/1/2026	500	498
4.13%, 12/1/2027	2,236	2,203
Cheniere Energy Partners LP
4.50%, 10/1/2029	20,222	19,983
4.00%, 3/1/2031	22,638	21,590
5.75%, 8/15/2034	29,095	29,492
Cheniere Energy, Inc. 4.63%, 10/15/2028	11,386	11,324
Chord Energy Corp.
6.00%, 10/1/2030 (a)	2,627	2,658
6.75%, 3/15/2033 (a)	3,255	3,328
CNX Resources Corp. 5.88%, 3/1/2034 (a)	3,945	3,847
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (a)	3,700	3,657
5.68%, 1/15/2034 (a)	7,295	7,331
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (a)	22,257	22,978
6.50%, 8/15/2043 (a)	2,890	2,976
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	5,988	5,939
ConocoPhillips Co. 5.55%, 3/15/2054	17,910	16,595
Crescent Energy Finance LLC
7.88%, 4/15/2032 (a)	4,470	4,619
7.38%, 1/15/2033 (a)	3,120	3,187
8.38%, 1/15/2034 (a)	3,677	3,881
Devon Energy Corp.
3.90%, 5/15/2027 (a)	2,825	2,815
5.40%, 2/15/2035 (a)	10,510	10,437
Diversified Gas & Oil Corp. 9.75%, 4/9/2029 (g)	66,000	67,619
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Eastern Energy Gas Holdings LLC 5.65%, 10/15/2054	11,180	10,191
Ecopetrol SA (Colombia)
8.88%, 1/13/2033	2,100	2,270
8.38%, 1/19/2036	1,912	2,023
Enbridge, Inc. (Canada)
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (c)	8,500	8,958
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (c)	9,057	10,215
Energy Transfer LP
5.00%, 5/15/2050	4,854	3,976
6.30%, 1/15/2056	15,510	15,119
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (c)	27,929	28,033
Eni SpA (Italy) 5.95%, 5/15/2054 (a)	18,688	17,840
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	486	500
Enterprise Products Operating LLC
Series H, 6.65%, 10/15/2034	4,610	5,003
Series J, 5.75%, 3/1/2035	777	788
5.20%, 1/15/2036	4,680	4,595
EQT Corp. 4.75%, 1/15/2031	3,258	3,201
Esentia Energy Development SAB de CV (Mexico) 6.50%, 7/30/2038 (a)	2,006	1,940
Expand Energy Corp.
5.38%, 2/1/2029	2,501	2,501
5.38%, 3/15/2030	2,938	2,948
4.75%, 2/1/2032	36,922	35,737
FS Luxembourg SARL (Brazil)
8.88%, 2/12/2031 (a)	2,997	3,036
8.63%, 6/25/2033 (a)	3,420	3,181
Gray Oak Pipeline LLC 3.45%, 10/15/2027 (a)	1,423	1,399
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	2,054	2,092
Harvest Midstream I LP
7.50%, 5/15/2032 (a)	4,065	4,219
6.75%, 5/15/2034 (a)	727	738
Hess Corp.
4.30%, 4/1/2027	11,740	11,732
5.60%, 2/15/2041	9,900	9,766
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Hess Midstream Operations LP
5.88%, 3/1/2028 (a)	1,541	1,555
5.13%, 6/15/2028 (a)	2,770	2,763
5.50%, 10/15/2030 (a)	2,865	2,855
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	10,945	10,960
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (a)	3,295	3,402
6.63%, 1/15/2034 (a)	2,335	2,355
6.63%, 1/15/2035 (a)	1,003	1,008
Kinder Morgan, Inc.
5.15%, 6/1/2030	5,160	5,203
5.55%, 8/1/2036	5,585	5,538
5.05%, 2/15/2046	3,350	2,910
3.25%, 8/1/2050	5,524	3,487
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	7,264	7,394
5.88%, 6/15/2030 (a)	22,241	22,352
Magnolia Oil & Gas Operating LLC 6.63%, 8/15/2034 (a)	599	606
Matador Resources Co.
6.50%, 4/15/2032 (a)	4,265	4,310
6.25%, 4/15/2033 (a)	2,817	2,817
6.00%, 4/15/2034 (a)	1,122	1,099
MPLX LP
4.80%, 2/15/2031	13,010	12,810
5.00%, 5/1/2032	3,725	3,669
5.50%, 11/1/2036	3,725	3,637
5.20%, 3/1/2047	314	273
4.95%, 3/14/2052	1,219	997
NGL Energy Operating LLC 8.13%, 2/15/2029 (a)	2,105	2,171
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	3,030	2,758
Northriver Midstream Finance LP (Canada) 6.75%, 7/15/2032 (a)	250	255
NuStar Logistics LP
5.63%, 4/28/2027	3,876	3,890
6.38%, 10/1/2030	747	766
ONEOK Partners LP 6.65%, 10/1/2036	1,423	1,524
ONEOK, Inc.
6.50%, 9/1/2030 (a)	10,152	10,567
4.75%, 10/15/2031	7,170	7,013
5.60%, 4/1/2044	9,205	8,463
Ovintiv, Inc. 6.25%, 7/15/2033	5,620	5,873
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	79

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Permian Resources Operating LLC
5.88%, 7/1/2029 (a)	6,955	6,963
7.00%, 1/15/2032 (a)	2,265	2,340
6.25%, 2/1/2033 (a)	1,920	1,950
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (a)	1,934	1,888
Petroleos Mexicanos (Mexico)
6.70%, 2/16/2032	9,785	9,839
10.00%, 2/7/2033	7,907	9,233
6.38%, 1/23/2045	2,540	2,117
7.69%, 1/23/2050	31,385	28,618
Pioneer Natural Resources Co. 1.90%, 8/15/2030	23,833	21,282
Rockies Express Pipeline LLC
4.95%, 7/15/2029 (a)	3,735	3,694
4.80%, 5/15/2030 (a)	2,250	2,188
Shell Finance US, Inc. 4.00%, 5/10/2046	2,913	2,255
SM Energy Co.
6.63%, 1/15/2027	1,316	1,316
6.75%, 8/1/2029 (a)	2,032	2,078
8.63%, 11/1/2030 (a)	4,595	4,827
8.75%, 7/1/2031 (a)	8,255	8,636
7.00%, 8/1/2032 (a)	2,296	2,348
6.63%, 4/15/2034 (a)	1,650	1,661
Sonangol Finance Ltd. (Angola) 10.00%, 1/29/2031 (a)	4,030	4,141
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	8,250	8,258
5.03%, 10/1/2029	4,925	4,901
Sunoco LP
7.00%, 5/1/2029 (a)	1,472	1,510
4.50%, 5/15/2029	4,457	4,360
5.63%, 3/15/2031 (a)	9,115	9,053
7.25%, 5/1/2032 (a)	4,310	4,457
Tallgrass Energy Partners LP 5.50%, 1/15/2028 (a)	5,740	5,740
TotalEnergies Capital International SA (France)
3.46%, 7/12/2049	4,998	3,426
3.13%, 5/29/2050	6,549	4,214
TotalEnergies Capital SA (France)
5.49%, 4/5/2054	5,910	5,508
5.28%, 9/10/2054	6,340	5,728
5.64%, 4/5/2064	7,610	7,085
TransCanada PipeLines Ltd. (Canada)
4.63%, 3/1/2034	11,000	10,447
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
5.85%, 3/15/2036	800	813
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 6.13%, 10/17/2056 (c)	13,353	13,350
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.12%), 6.38%, 10/17/2056 (c)	1,341	1,338
Transcanada Trust (Canada) (3-MONTH CME TERM SOFR + 4.42%), 5.50%, 9/15/2079 (c)	16,507	16,303
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (a)	2,500	2,426
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029 (a)	3,596	3,445
3.88%, 11/1/2033 (a)	8,838	7,850
6.00%, 5/1/2036 (a)	375	373
Venture Global LNG, Inc.
9.50%, 2/1/2029 (a)	4,460	4,797
7.00%, 1/15/2030 (a)	2,565	2,640
8.38%, 6/1/2031 (a)	5,399	5,614
9.88%, 2/1/2032 (a)	5,745	6,125
6.38%, 12/15/2034 (a)	612	607
6.63%, 6/15/2036 (a)	612	614
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (a)	1,709	1,745
6.50%, 1/15/2034 (a)	9,471	9,795
6.50%, 6/15/2034 (a)	1,209	1,250
6.75%, 1/15/2036 (a)	2,020	2,126
Williams Cos., Inc. (The)
4.80%, 11/15/2029	3,410	3,401
4.65%, 8/15/2032	6,850	6,638
5.80%, 11/15/2054	11,000	10,255
		914,952
Passenger Airlines — 0.1%
American Airlines, Inc.
7.25%, 2/15/2028 (a)	925	934
5.75%, 4/20/2029 (a)	12,441	12,432
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	4,635	3,980
United Airlines Holdings, Inc. 4.88%, 3/1/2029	1,525	1,503
United Airlines Pass-Through Trust Series 2016-2, Class A, 3.10%, 10/7/2028	3,471	3,337
United Airlines, Inc. 4.63%, 4/15/2029 (a)	4,915	4,839
		27,025
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	5,982	5,979
Perrigo Finance Unlimited Co. 6.13%, 9/30/2032	3,858	3,785
Prestige Brands, Inc. 6.25%, 7/15/2034 (a)	745	748
		10,512
Pharmaceuticals — 0.3%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	4,009	4,173
Bausch Health Cos., Inc. (Canada) 4.88%, 6/1/2028 (a)	680	648
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	5,823	5,039
2.35%, 11/13/2040	3,883	2,625
5.55%, 2/22/2054	11,293	10,487
Eli Lilly & Co. 4.95%, 2/27/2063	2,400	2,023
Merck & Co., Inc.
4.00%, 3/7/2049	2,110	1,593
5.55%, 12/4/2055	18,200	17,015
2.90%, 12/10/2061	2,340	1,276
Organon & Co.
4.13%, 4/30/2028 (a)	4,616	4,570
5.13%, 4/30/2031 (a)	4,295	4,292
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	5,170	4,623
Pfizer, Inc.
4.10%, 9/15/2038	2,913	2,556
3.90%, 3/15/2039	2,874	2,435
Takeda Pharmaceutical Co. Ltd. (Japan) 3.18%, 7/9/2050	5,254	3,336
Wyeth LLC 5.95%, 4/1/2037	1,068	1,101
		67,792
Professional Services — 0.0% ^
Science Applications International Corp. 5.88%, 11/1/2033 (a)	1,916	1,897
Real Estate Management & Development — 0.3%
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	603	601
Triad Properties Corp. 0.00%, 4/1/2052 ‡	61,363	63,511
		64,112
Residential REITs — 0.1%
Camden Property Trust 3.15%, 7/1/2029	2,869	2,744
Essex Portfolio LP 5.50%, 4/1/2034	6,395	6,374
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Residential REITs — continued
Mid-America Apartments LP 4.20%, 6/15/2028	1,258	1,248
UDR, Inc.
2.10%, 8/1/2032	923	773
5.13%, 9/1/2034	4,430	4,316
		15,455
Retail REITs — 0.0% ^
NNN REIT, Inc.
3.60%, 12/15/2026	921	919
4.30%, 10/15/2028	777	770
5.50%, 6/15/2034	1,200	1,199
3.50%, 4/15/2051	4,170	2,804
Realty Income Corp.
2.70%, 2/15/2032	4,675	4,118
1.80%, 3/15/2033	1,068	871
		10,681
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	4,289	4,215
Broadcom, Inc.
4.90%, 7/15/2032	8,328	8,080
3.47%, 4/15/2034	674	578
Entegris, Inc.
4.38%, 4/15/2028 (a)	2,637	2,605
5.95%, 6/15/2030 (a)	7,592	7,661
Foundry JV Holdco LLC
5.50%, 1/25/2031 (a)	4,720	4,760
6.25%, 1/25/2035 (a)	14,665	15,106
6.10%, 1/25/2036 (a)	4,789	4,882
6.20%, 1/25/2037 (a)	12,997	13,316
Kioxia Holdings Corp. (Japan) 6.25%, 7/24/2030 (a)	7,354	7,519
KLA Corp. 3.30%, 3/1/2050	761	501
Marvell Technology, Inc.
5.45%, 7/15/2035	4,446	4,374
5.30%, 4/15/2036	3,327	3,207
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	2,750	2,684
Qnity Electronics, Inc.
5.75%, 8/15/2032 (a)	7,908	7,857
6.25%, 8/15/2033 (a)	525	529
		87,874
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	81

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — 0.5%
Elastic NV 4.13%, 7/15/2029 (a)	4,440	4,274
Fair Isaac Corp. 6.00%, 5/15/2033 (a)	2,386	2,347
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	6,317	6,208
5.13%, 4/15/2029 (a)	1,165	1,136
OAK-Eagle Acquireco, Inc. 7.25%, 7/1/2033 (a)	3,790	3,941
Oracle Corp.
3.90%, 5/15/2035	1,500	1,225
5.70%, 2/4/2036	1,669	1,543
3.85%, 7/15/2036	1,705	1,354
3.65%, 3/25/2041	3,350	2,262
4.13%, 5/15/2045	5,145	3,394
6.55%, 2/4/2046	10,209	9,121
4.00%, 7/15/2046	1,734	1,112
3.95%, 3/25/2051	4,013	2,434
5.38%, 9/27/2054	428	313
4.38%, 5/15/2055	7,026	4,433
6.00%, 8/3/2055	31,588	25,448
6.70%, 2/4/2056	7,514	6,618
6.85%, 2/4/2066	19,935	17,503
RingCentral, Inc. 8.50%, 8/15/2030 (a)	2,829	2,920
Roper Technologies, Inc.
4.45%, 9/15/2030	3,630	3,546
1.75%, 2/15/2031	1,165	1,005
4.75%, 2/15/2032	2,620	2,554
4.90%, 10/15/2034	10,280	9,760
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	3,359	3,360
6.50%, 6/1/2032 (a)	2,665	2,700
Synopsys, Inc.
5.00%, 4/1/2032	9,252	9,134
5.70%, 4/1/2055	6,004	5,558
		135,203
Specialized REITs — 0.1%
Crown Castle, Inc. 2.50%, 7/15/2031	11,859	10,427
Extra Space Storage LP 2.20%, 10/15/2030	1,427	1,273
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	7,104	7,085
5.25%, 3/15/2028 (a)	1,027	1,024
4.88%, 9/15/2029 (a)	1,642	1,606
5.25%, 7/15/2030 (a)	2,880	2,826
6.25%, 1/15/2033 (a)	2,285	2,303
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialized REITs — continued
Millrose Properties, Inc.
6.38%, 8/1/2030 (a)	2,191	2,222
6.25%, 9/15/2032 (a)	1,065	1,069
Public Storage Operating Co. 5.10%, 8/1/2033	4,280	4,252
		34,087
Specialty Retail — 0.2%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	3,887	3,848
4.75%, 3/1/2030	1,504	1,466
Bath & Body Works, Inc.
7.50%, 6/15/2029	3,384	3,427
6.88%, 11/1/2035	1,753	1,788
6.75%, 7/1/2036	2,170	2,161
Escrow Rite Aid 0.00%, 12/31/2049 ‡	354	— (k)
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	6,267	5,926
Home Depot, Inc. (The)
4.95%, 6/25/2034	11,760	11,566
3.63%, 4/15/2052	2,585	1,784
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	444	442
3.88%, 6/1/2029 (a)	3,655	3,510
5.50%, 10/1/2030 (a)	838	832
4.38%, 1/15/2031 (a)	1,927	1,836
Penske Automotive Group, Inc. 3.75%, 6/15/2029	5,058	4,851
PetSmart LLC 7.50%, 9/15/2032 (a)	4,313	4,354
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	3,602	3,520
		51,311
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.75%, 11/13/2047	971	719
2.70%, 8/5/2051	11,155	6,475
Seagate Data Storage Technology Pte. Ltd.
4.09%, 6/1/2029	3,589	3,483
3.13%, 7/15/2029	2,141	1,978
4.13%, 1/15/2031	3,545	3,350
9.63%, 12/1/2032	815	897
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	3,235	1,254
		18,156
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Tobacco — 0.6%
Altria Group, Inc.
4.50%, 8/6/2030	5,590	5,499
2.45%, 2/4/2032	3,883	3,378
5.63%, 2/6/2035	7,990	8,032
3.40%, 2/4/2041	9,538	7,039
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	267	257
5.30%, 8/5/2033	3,725	3,705
5.55%, 8/5/2036	3,725	3,688
4.39%, 8/15/2037	24,553	21,809
5.65%, 3/16/2052	6,410	5,792
Imperial Brands Finance plc (United Kingdom)
5.88%, 7/1/2034 (a)	27,669	28,032
5.63%, 7/1/2035 (a)	6,900	6,807
Japan Tobacco, Inc. (Japan)
5.25%, 6/15/2030 (a)	17,171	17,332
5.85%, 6/15/2035 (a)	5,490	5,633
Philip Morris International, Inc.
5.38%, 2/15/2033	9,368	9,453
5.63%, 9/7/2033	13,190	13,468
5.25%, 2/13/2034	13,569	13,517
4.38%, 11/15/2041	11,926	10,103
		163,544
Trading Companies & Distributors — 0.2%
Herc Holdings, Inc. 7.00%, 6/15/2030 (a)	6,763	6,996
QXO Building Products, Inc.
6.50%, 7/15/2031 (a)	2,212	2,237
6.75%, 4/30/2032 (a)	3,367	3,444
6.88%, 7/15/2034 (a)	2,583	2,614
United Rentals North America, Inc.
4.88%, 1/15/2028	3,309	3,296
5.25%, 1/15/2030	4,660	4,640
4.00%, 7/15/2030	6,825	6,499
5.38%, 11/15/2033 (a)	5,517	5,373
6.13%, 3/15/2034 (a)	4,590	4,665
WESCO Distribution, Inc.
6.38%, 3/15/2029 (a)	4,712	4,784
5.25%, 4/15/2031 (a)	892	877
6.63%, 3/15/2032 (a)	2,525	2,583
6.38%, 3/15/2033 (a)	1,115	1,132
		49,140
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Water Utilities — 0.0% ^
American Water Capital Corp.
3.45%, 6/1/2029	602	581
5.15%, 3/1/2034	3,400	3,367
		3,948
Wireless Telecommunication Services — 0.2%
Digicel International Finance Ltd. (Jamaica) 8.63%, 8/1/2032 (a)	7,286	7,571
T-Mobile USA, Inc.
2.63%, 2/15/2029	11,295	10,719
3.38%, 4/15/2029	14,785	14,255
5.05%, 7/15/2033	2,300	2,252
3.40%, 10/15/2052	8,020	4,943
5.50%, 1/15/2055	1,890	1,643
		41,383
Total Corporate Bonds (Cost $8,686,528)		8,441,725
Mortgage-Backed Securities — 19.4%
FHLMC
Pool # 1G1861, ARM, 6.17%, 3/1/2036 (j)	10	10
Pool # 1J1380, ARM, 6.74%, 3/1/2036 (j)	1	1
Pool # 1J1393, ARM, 6.01%, 10/1/2036 (j)	6	6
Pool # 1Q0476, ARM, 6.52%, 10/1/2037 (j)	30	31
FHLMC Gold Pools, 20 Year
Pool # C91025, 7.00%, 1/1/2027	1	1
Pool # G30591, 6.00%, 2/1/2028	19	19
Pool # D98914, 4.00%, 1/1/2032	753	739
Pool # G31099, 4.00%, 1/1/2038	4,403	4,236
FHLMC Gold Pools, 30 Year
Pool # C00496, 7.50%, 2/1/2027	—	—
Pool # G00747, 8.00%, 8/1/2027	1	1
Pool # D86005, 7.00%, 2/1/2028	1	1
Pool # G02210, 7.00%, 12/1/2028	3	3
Pool # C21930, 6.00%, 2/1/2029	2	2
Pool # C00785, 6.50%, 6/1/2029	2	2
Pool # A27201, 6.50%, 3/1/2032	2	2
Pool # A13067, 4.00%, 9/1/2033	11	11
Pool # G60154, 5.00%, 2/1/2034	3,241	3,232
Pool # G60214, 5.00%, 7/1/2035	3,210	3,199
Pool # C02641, 7.00%, 10/1/2036	11	12
Pool # C02660, 6.50%, 11/1/2036	19	19
Pool # G06172, 5.50%, 12/1/2038	456	461
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	83

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # G06576, 5.00%, 9/1/2040	1,829	1,814
Pool # A96733, 4.50%, 2/1/2041	4,031	3,912
Pool # G06493, 4.50%, 5/1/2041	184	179
Pool # G61864, 5.50%, 6/1/2041	1,573	1,598
Pool # Q05956, 4.50%, 2/1/2042	662	641
Pool # Q11285, 3.50%, 9/1/2042	1,450	1,349
Pool # Q12174, 3.50%, 10/1/2042	1,736	1,614
Pool # G07239, 3.00%, 12/1/2042	1,745	1,571
Pool # Q13796, 3.50%, 12/1/2042	2,556	2,377
Pool # Q15767, 3.00%, 2/1/2043	1,404	1,266
Pool # Q33869, 4.00%, 6/1/2045	1,564	1,459
Pool # G61462, 4.00%, 7/1/2045	6,524	6,208
Pool # Q37784, 3.50%, 12/1/2045	1,293	1,176
Pool # Q39092, 4.00%, 2/1/2046	1,888	1,769
Pool # Q39412, 3.50%, 3/1/2046	624	567
Pool # Q40797, 3.50%, 5/1/2046	2,712	2,465
Pool # Q40922, 3.50%, 6/1/2046	734	667
Pool # Q41602, 3.50%, 7/1/2046	339	308
Pool # Q42079, 3.50%, 7/1/2046	290	264
Pool # Q42657, 3.50%, 8/1/2046	3,889	3,533
Pool # Q42656, 4.00%, 8/1/2046	411	382
Pool # Q43241, 3.50%, 9/1/2046	3,320	3,014
Pool # Q43237, 4.00%, 9/1/2046	797	742
Pool # G61565, 4.50%, 4/1/2048	9,975	9,575
Pool # Z40179, 4.00%, 7/1/2048	3,955	3,656
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	—	—
Pool # B90491, 7.50%, 1/1/2032	27	28
Pool # U89009, 3.50%, 9/1/2032	146	141
Pool # WN1179, 3.85%, 9/1/2032	16,891	16,012
Pool # U80074, 3.50%, 10/1/2032	418	402
Pool # WA3237, 3.55%, 11/1/2032	14,153	13,200
Pool # WN1167, 4.17%, 10/1/2034	19,415	18,508
Pool # G20028, 7.50%, 12/1/2036	29	30
Pool # U90690, 3.50%, 6/1/2042	679	625
Pool # U90975, 4.00%, 6/1/2042	157	149
Pool # U90230, 4.50%, 9/1/2042	414	400
Pool # U90281, 4.00%, 10/1/2042	431	409
Pool # U92021, 5.00%, 9/1/2043	745	723
Pool # U99076, 4.50%, 12/1/2043	1,582	1,543
Pool # U99084, 4.50%, 2/1/2044	1,255	1,215
Pool # U92996, 3.50%, 6/1/2045	171	155
Pool # U93026, 3.50%, 7/1/2045	407	374
Pool # U99134, 4.00%, 1/1/2046	1,794	1,680
Pool # U93155, 3.50%, 5/1/2046	384	349
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # U93158, 3.50%, 6/1/2046	288	262
Pool # U93167, 3.50%, 7/1/2046	388	351
Pool # U93172, 3.50%, 7/1/2046	299	272
FHLMC UMBS, 30 Year
Pool # RA2008, 4.00%, 1/1/2050	5,719	5,293
Pool # SD8089, 2.50%, 7/1/2050	30,807	25,339
Pool # RA3605, 2.50%, 10/1/2050	54,596	45,043
Pool # RA5276, 2.50%, 5/1/2051	10,193	8,426
Pool # RA5801, 2.50%, 9/1/2051	7,117	5,933
Pool # QC9443, 2.50%, 10/1/2051	16,241	13,575
Pool # RA6135, 2.50%, 10/1/2051	12,952	10,735
Pool # RA6350, 3.00%, 11/1/2051	6,378	5,501
Pool # SD2968, 2.00%, 12/1/2051	12,346	9,789
Pool # RA6459, 2.50%, 12/1/2051	10,779	8,804
Pool # QD4350, 3.00%, 1/1/2052	18,390	15,794
Pool # SD8190, 3.00%, 1/1/2052	9,244	7,926
Pool # SD3952, 2.50%, 3/1/2052	19,659	16,433
Pool # RA6988, 3.00%, 3/1/2052	20,526	17,607
Pool # SL6444, 3.00%, 3/1/2052	34,491	29,458
Pool # SD2301, 3.50%, 3/1/2052	17,359	15,517
Pool # SD7145, 2.50%, 4/1/2052	25,537	21,296
Pool # SD7554, 2.50%, 4/1/2052	13,932	11,597
Pool # SL1568, 2.50%, 5/1/2052	28,366	23,561
Pool # SD3015, 3.00%, 5/1/2052	27,706	23,771
Pool # RA7468, 4.00%, 6/1/2052	41,722	38,525
Pool # SD1293, 4.50%, 7/1/2052	17,096	16,163
Pool # SD1303, 4.50%, 7/1/2052	9,376	8,871
Pool # QE8091, 4.00%, 8/1/2052	25,822	23,706
Pool # QE6769, 4.50%, 8/1/2052	3,473	3,292
Pool # QE7915, 4.50%, 8/1/2052	12,171	11,487
Pool # SD1794, 4.50%, 8/1/2052	14,468	13,685
Pool # QF1849, 4.50%, 10/1/2052	11,072	10,453
Pool # QF3378, 5.00%, 11/1/2052	11,447	11,125
Pool # QF3433, 5.00%, 11/1/2052	14,787	14,389
Pool # QF5369, 5.00%, 12/1/2052	15,290	14,888
Pool # RA8766, 5.00%, 3/1/2053	28,642	27,969
Pool # SL0784, 4.50%, 8/1/2053	23,986	22,759
Pool # SL2912, 4.50%, 9/1/2053	1,922	1,820
Pool # SL1956, 4.50%, 6/1/2054	35,019	33,299
Pool # RJ1781, 6.00%, 6/1/2054	9,074	9,256
Pool # RJ2912, 5.50%, 11/1/2054	25,665	25,546
Pool # RJ2914, 5.50%, 11/1/2054	44,716	44,484
Pool # SL1998, 4.00%, 1/1/2055	44,816	41,129
Pool # SL5654, 4.50%, 7/1/2055	7,477	7,107
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FNMA
Pool # 766610, ARM, 6.02%, 1/1/2034 (j)	5	5
Pool # 823660, ARM, 5.84%, 5/1/2035 (j)	21	21
Pool # 910181, ARM, 5.82%, 3/1/2037 (j)	7	8
Pool # 888304, ARM, 5.29%, 4/1/2037 (j)	1	1
Pool # 888750, ARM, 6.05%, 4/1/2037 (j)	10	11
Pool # 948208, ARM, 5.51%, 7/1/2037 (j)	5	5
FNMA UMBS, 15 Year Pool # CA4723, 3.50%, 11/1/2034	2,544	2,454
FNMA UMBS, 20 Year
Pool # MA0602, 3.50%, 12/1/2030	36	35
Pool # BM3254, 4.00%, 1/1/2038	3,429	3,288
Pool # BM3566, 4.00%, 2/1/2038	3,535	3,407
Pool # CA1234, 4.00%, 2/1/2038	1,389	1,328
Pool # CA1238, 4.00%, 2/1/2038	1,280	1,227
Pool # FS0795, 3.00%, 1/1/2042	8,898	8,021
FNMA UMBS, 30 Year
Pool # 250854, 7.50%, 3/1/2027	—	—
Pool # 251569, 7.00%, 3/1/2028	—	—
Pool # 252570, 6.50%, 7/1/2029	3	3
Pool # 517679, 6.50%, 7/1/2029	12	13
Pool # 323866, 6.50%, 8/1/2029	2	2
Pool # 995656, 7.00%, 6/1/2033	33	35
Pool # AL6168, 5.00%, 9/1/2033	1,631	1,614
Pool # 725229, 6.00%, 3/1/2034	257	262
Pool # AA0918, 5.50%, 9/1/2034	57	57
Pool # 735503, 6.00%, 4/1/2035	27	28
Pool # 745948, 6.50%, 10/1/2036	5	5
Pool # AL0379, 8.00%, 12/1/2036	166	171
Pool # 995149, 6.50%, 10/1/2038	15	15
Pool # 995504, 7.50%, 11/1/2038	17	18
Pool # AC3237, 5.00%, 10/1/2039	197	196
Pool # AL0038, 5.00%, 2/1/2041	1,637	1,621
Pool # AX5292, 5.00%, 1/1/2042	6,809	6,744
Pool # BM1065, 5.50%, 2/1/2042	2,551	2,588
Pool # AL2059, 4.00%, 6/1/2042	5,262	5,008
Pool # AB7575, 3.00%, 1/1/2043	1,306	1,170
Pool # AR6380, 3.00%, 2/1/2043	1,712	1,540
Pool # 890564, 3.00%, 6/1/2043	2,218	1,990
Pool # AT5907, 4.00%, 6/1/2043	3,012	2,860
Pool # AL6848, 5.00%, 6/1/2044	654	648
Pool # BA2343, 4.00%, 9/1/2045	1,849	1,727
Pool # BE5080, 3.50%, 4/1/2046	3,702	3,339
Pool # BA1210, 3.50%, 5/1/2046	519	470
Pool # BA7485, 3.50%, 6/1/2046	489	443
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BC2969, 3.50%, 6/1/2046	390	353
Pool # BD1371, 3.50%, 6/1/2046	162	147
Pool # BA7492, 4.00%, 6/1/2046	505	475
Pool # BC9368, 4.00%, 6/1/2046	2,080	1,931
Pool # BD1372, 4.00%, 6/1/2046	738	687
Pool # BD2956, 3.50%, 7/1/2046	3,924	3,559
Pool # BD5456, 3.50%, 8/1/2046	1,348	1,223
Pool # BM1169, 4.00%, 9/1/2046	5,796	5,456
Pool # BE0280, 3.50%, 10/1/2046	1,329	1,207
Pool # AS8335, 4.50%, 11/1/2046	3,220	3,083
Pool # FS0976, 2.50%, 3/1/2047	5,034	4,186
Pool # BM1906, 4.00%, 5/1/2047	3,454	3,225
Pool # AS9811, 5.00%, 6/1/2047	1,011	992
Pool # BH7565, 4.00%, 8/1/2047	7,146	6,639
Pool # BM3500, 4.00%, 9/1/2047	2,916	2,759
Pool # CA0346, 4.50%, 9/1/2047	4,144	3,961
Pool # BH6687, 4.00%, 11/1/2047	922	855
Pool # BM3044, 4.00%, 11/1/2047	2,707	2,513
Pool # BE8347, 4.00%, 12/1/2047	474	441
Pool # BJ5254, 4.00%, 12/1/2047	2,085	1,934
Pool # BM3499, 4.00%, 12/1/2047	25,610	23,762
Pool # BH6689, 4.00%, 1/1/2048	576	534
Pool # BJ7311, 4.00%, 1/1/2048	11,414	10,589
Pool # BJ8238, 4.00%, 1/1/2048	4,064	3,771
Pool # BJ8265, 4.00%, 1/1/2048	2,012	1,864
Pool # BK1008, 4.00%, 1/1/2048	900	835
Pool # BJ4617, 4.00%, 2/1/2048	2,511	2,341
Pool # BJ5772, 4.00%, 2/1/2048	2,933	2,703
Pool # BK1581, 4.00%, 2/1/2048	487	452
Pool # FM0035, 3.50%, 3/1/2048	4,364	3,950
Pool # BJ5803, 4.00%, 3/1/2048	2,065	1,903
Pool # BK1963, 4.00%, 3/1/2048	1,861	1,736
Pool # BM3665, 4.00%, 3/1/2048	10,407	9,662
Pool # BJ5789, 4.50%, 3/1/2048	841	795
Pool # BE2789, 4.00%, 4/1/2048	463	426
Pool # CA1710, 4.50%, 5/1/2048	1,936	1,844
Pool # BK5943, 5.00%, 6/1/2048	579	573
Pool # BK4130, 4.50%, 7/1/2048	43	41
Pool # BK6562, 4.50%, 7/1/2048	963	914
Pool # BK6589, 4.50%, 7/1/2048	864	819
Pool # BN0133, 4.00%, 8/1/2048	936	868
Pool # BK9292, 5.00%, 8/1/2048	1,898	1,881
Pool # CA4662, 3.50%, 9/1/2048	4,295	3,845
Pool # BN1312, 4.00%, 9/1/2048	4,889	4,530
Pool # 890863, 5.00%, 9/1/2048	10,132	10,269
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	85

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BN0234, 5.00%, 9/1/2048	873	865
Pool # MA3496, 4.50%, 10/1/2048	1,292	1,230
Pool # BN0861, 5.00%, 10/1/2048	664	649
Pool # BK9556, 4.00%, 12/1/2048	2,113	1,958
Pool # BK1176, 5.00%, 1/1/2049	1,273	1,247
Pool # BK8748, 4.50%, 5/1/2049	3,507	3,320
Pool # BO2428, 3.50%, 7/1/2049	2,141	1,918
Pool # BO0592, 4.00%, 7/1/2049	507	469
Pool # CA5702, 2.50%, 5/1/2050	18,794	15,646
Pool # BP6439, 2.50%, 7/1/2050	35,586	29,112
Pool # CA6361, 2.50%, 7/1/2050	17,963	14,992
Pool # CA6708, 2.50%, 8/1/2050	10,751	8,999
Pool # CA6989, 2.50%, 9/1/2050	21,494	17,929
Pool # CA7528, 2.50%, 10/1/2050	79,882	65,261
Pool # FM5179, 2.00%, 12/1/2050	20,097	15,936
Pool # FM5173, 2.50%, 12/1/2050	19,345	16,176
Pool # CA8862, 2.50%, 1/1/2051	18,702	15,667
Pool # FM5778, 2.50%, 2/1/2051	20,317	17,000
Pool # BR6358, 2.00%, 3/1/2051	7,650	6,033
Pool # BR4928, 2.00%, 4/1/2051	72,196	56,915
Pool # CB0189, 3.00%, 4/1/2051	4,654	4,031
Pool # CB0458, 2.50%, 5/1/2051	26,769	22,041
Pool # CB0674, 2.50%, 5/1/2051	18,130	15,011
Pool # FM7957, 2.50%, 7/1/2051	10,014	8,368
Pool # FS3615, 2.50%, 7/1/2051	7,648	6,324
Pool # FM8336, 2.50%, 8/1/2051	16,104	13,487
Pool # BT7165, 3.00%, 8/1/2051	4,816	4,140
Pool # BT7188, 3.00%, 8/1/2051	6,817	5,875
Pool # CB1411, 3.00%, 8/1/2051	18,927	16,323
Pool # BT4392, 2.50%, 9/1/2051	16,891	13,847
Pool # CB1814, 2.50%, 9/1/2051	13,919	11,444
Pool # CB1789, 2.50%, 10/1/2051	28,996	24,086
Pool # CB1901, 2.50%, 10/1/2051	15,919	13,373
Pool # FA2073, 2.50%, 10/1/2051	3,680	3,048
Pool # FM9195, 2.50%, 10/1/2051	9,084	7,593
Pool # FM9198, 2.50%, 11/1/2051	9,866	8,233
Pool # CB2093, 3.00%, 11/1/2051	40,411	34,850
Pool # CB2376, 2.50%, 12/1/2051	15,222	12,687
Pool # CB2410, 2.50%, 12/1/2051	7,324	6,020
Pool # CB2411, 2.50%, 12/1/2051	13,917	11,439
Pool # FS2559, 3.00%, 12/1/2051	5,844	5,040
Pool # FS4108, 4.00%, 12/1/2051	7,342	6,748
Pool # CB2637, 2.50%, 1/1/2052	22,575	18,883
Pool # FS8807, 3.00%, 1/1/2052	15,927	13,775
Pool # FS7409, 2.00%, 2/1/2052	37,941	30,217
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BU1322, 2.50%, 2/1/2052	9,993	8,360
Pool # BV2784, 2.50%, 2/1/2052	13,664	11,217
Pool # CB2750, 2.50%, 2/1/2052	19,193	15,811
Pool # CB2869, 2.50%, 2/1/2052	28,027	23,307
Pool # FS5670, 2.50%, 2/1/2052	11,267	9,321
Pool # FS5986, 2.50%, 2/1/2052	7,677	6,417
Pool # MA4548, 2.50%, 2/1/2052	77,502	63,728
Pool # CB3031, 2.50%, 3/1/2052	33,559	27,574
Pool # FS4533, 2.50%, 3/1/2052	6,165	5,102
Pool # FS7150, 2.50%, 3/1/2052	45,446	37,634
Pool # FS0957, 3.00%, 3/1/2052	21,188	18,110
Pool # FS1954, 3.00%, 3/1/2052	21,077	18,553
Pool # FS7410, 2.00%, 4/1/2052	44,774	35,434
Pool # BV5360, 2.50%, 4/1/2052	29,421	24,168
Pool # FS5499, 2.50%, 4/1/2052	17,309	14,470
Pool # FS1538, 3.00%, 4/1/2052	55,441	47,981
Pool # CB3369, 3.50%, 4/1/2052	16,659	14,793
Pool # FS2707, 3.50%, 4/1/2052	14,206	12,686
Pool # CB3378, 4.00%, 4/1/2052	9,803	8,993
Pool # FS1255, 4.00%, 4/1/2052	6,568	6,113
Pool # FA6782, 3.00%, 5/1/2052	59,275	50,626
Pool # CB3608, 3.50%, 5/1/2052	72,327	64,230
Pool # CB3677, 4.00%, 5/1/2052	19,388	17,800
Pool # FS4195, 3.00%, 6/1/2052	35,805	30,880
Pool # FS2167, 4.50%, 6/1/2052 (l)	27,162	25,808
Pool # FS3577, 3.00%, 7/1/2052	21,347	18,455
Pool # CB4128, 4.50%, 7/1/2052	1,775	1,682
Pool # FS2588, 4.50%, 8/1/2052	37,671	35,634
Pool # FS3536, 4.50%, 8/1/2052	16,670	15,841
Pool # FA0839, 2.50%, 9/1/2052	14,493	11,921
Pool # FS3829, 4.50%, 9/1/2052	4,937	4,670
Pool # CB4624, 5.00%, 9/1/2052	18,636	18,154
Pool # CB4628, 5.00%, 9/1/2052	29,110	28,438
Pool # FS2982, 5.00%, 9/1/2052	13,946	13,592
Pool # BX0098, 5.00%, 10/1/2052	10,784	10,481
Pool # FS3457, 4.50%, 11/1/2052	21,870	20,738
Pool # BW1328, 5.00%, 11/1/2052	37,579	36,544
Pool # FS3428, 4.00%, 12/1/2052	20,187	18,615
Pool # CB5907, 5.50%, 3/1/2053	14,187	14,205
Pool # FS5296, 4.50%, 5/1/2053	9,990	9,436
Pool # CB6314, 5.00%, 5/1/2053	13,847	13,460
Pool # BY4714, 5.00%, 6/1/2053	45,573	44,159
Pool # BY4776, 5.00%, 7/1/2053	39,072	37,759
Pool # BY7130, 6.00%, 9/1/2053	16,581	16,894
Pool # BY9849, 6.00%, 10/1/2053	9,420	9,598
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FA1854, 4.50%, 9/1/2054	7,192	6,819
Pool # FA0229, 4.00%, 12/1/2054	53,445	48,916
Pool # CC0876, 6.00%, 8/1/2055	38,981	39,804
FNMA, 30 Year Pool # CA2171, 4.00%, 8/1/2048	7,580	7,007
FNMA, Other
Pool # AN2689, 2.20%, 10/1/2026	5,320	5,297
Pool # AL6937, 3.53%, 12/1/2026 (j)	9	9
Pool # AN4917, 3.13%, 3/1/2027	12,080	11,977
Pool # BL3525, 2.60%, 9/1/2027	10,040	9,836
Pool # BL0497, 3.84%, 10/1/2027	4,309	4,273
Pool # AN1449, 2.97%, 4/1/2028	5,609	5,473
Pool # AN2005, 2.73%, 7/1/2028	9,089	8,780
Pool # 387807, 3.55%, 8/1/2028	6,779	6,648
Pool # AN3685, 2.69%, 12/1/2028	14,479	13,898
Pool # AN4004, 3.27%, 12/1/2028	7,782	7,566
Pool # BL1040, 3.81%, 12/1/2028	15,532	15,256
Pool # BL0907, 3.88%, 12/1/2028	279	274
Pool # AN4154, 3.17%, 1/1/2029	16,343	15,784
Pool # AN4349, 3.35%, 1/1/2029	7,184	7,016
Pool # AN1872, 2.90%, 5/1/2029	3,170	3,033
Pool # BL3509, 2.66%, 8/1/2029	20,936	19,802
Pool # BL3491, 2.84%, 8/1/2029	15,435	14,669
Pool # BS6621, 3.50%, 9/1/2029	10,000	9,665
Pool # BS5424, 3.42%, 5/1/2030	12,346	11,807
Pool # BS5172, 2.59%, 9/1/2030	8,798	8,187
Pool # AN9293, 3.71%, 9/1/2030	24,332	23,388
Pool # BS5171, 2.51%, 10/1/2030	24,458	22,518
Pool # AN2308, 2.87%, 8/1/2031	6,950	6,407
Pool # AN2625, 2.50%, 10/1/2031	10,416	9,410
Pool # BS3695, 1.67%, 11/1/2031	24,318	20,843
Pool # BL3368, 2.84%, 11/1/2031	4,338	3,958
Pool # BZ2211, 3.90%, 11/1/2031	20,000	19,157
Pool # BS4644, 1.99%, 1/1/2032	11,155	9,811
Pool # BS4654, 2.39%, 3/1/2032	7,180	6,410
Pool # BL6367, 1.82%, 4/1/2032	32,668	28,110
Pool # BL6302, 2.07%, 5/1/2032	14,715	12,658
Pool # BS5332, 3.09%, 5/1/2032	6,067	5,558
Pool # BS5452, 3.09%, 5/1/2032	23,025	21,013
Pool # BS5500, 3.13%, 5/1/2032	11,164	10,249
Pool # BS5440, 3.26%, 5/1/2032	14,265	13,184
Pool # AO7654, 3.50%, 5/1/2032	531	512
Pool # AO5230, 3.50%, 6/1/2032	246	238
Pool # AO7057, 3.50%, 6/1/2032	283	272
Pool # AO7746, 3.50%, 6/1/2032	69	66
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # AO8038, 3.50%, 7/1/2032	539	517
Pool # AP0645, 3.50%, 7/1/2032	621	600
Pool # AP0682, 3.50%, 7/1/2032	654	630
Pool # AP1314, 3.50%, 8/1/2032	872	837
Pool # AQ1534, 3.50%, 10/1/2032	204	198
Pool # BS8959, 4.73%, 10/1/2032	17,812	17,648
Pool # BL8708, 1.40%, 11/1/2032	8,000	6,551
Pool # AQ1607, 3.50%, 11/1/2032	173	167
Pool # BS7320, 4.88%, 12/1/2032	7,766	7,764
Pool # 650236, 5.00%, 12/1/2032	6	6
Pool # BS7496, 4.33%, 1/1/2033	24,086	23,367
Pool # BS7843, 3.90%, 2/1/2033	18,570	17,535
Pool # AR7961, 3.50%, 3/1/2033	201	194
Pool # BS7740, 4.11%, 4/1/2033	31,064	29,660
Pool # BS8141, 4.48%, 4/1/2033	14,803	14,456
Pool # BS8546, 4.37%, 5/1/2033	16,163	15,673
Pool # BS9007, 4.32%, 7/1/2033	16,695	16,156
Pool # BS9089, 4.51%, 7/1/2033	14,561	14,219
Pool # BL3453, 3.16%, 8/1/2033	14,260	12,800
Pool # BS9146, 4.35%, 8/1/2033	31,048	30,064
Pool # BS3020, 1.96%, 9/1/2033	8,251	6,780
Pool # BS9471, 4.45%, 10/1/2033	10,000	9,733
Pool # BS9182, 4.52%, 10/1/2033	13,955	13,642
Pool # BZ0430, 4.32%, 2/1/2034	23,000	22,159
Pool # BZ0420, 4.60%, 2/1/2034	50,000	48,991
Pool # BZ0401, 4.52%, 3/1/2034	10,500	10,233
Pool # BS5184, 2.67%, 4/1/2034	19,415	16,688
Pool # BS5271, 2.98%, 4/1/2034	1,383	1,230
Pool # BS6427, 3.75%, 9/1/2034	12,918	11,902
Pool # 886320, 6.50%, 7/1/2036	6	6
Pool # BS2829, 2.14%, 8/1/2036	11,629	9,299
Pool # AO6757, 4.00%, 6/1/2042	1,020	963
Pool # MA1125, 4.00%, 7/1/2042	685	648
Pool # MA1213, 3.50%, 10/1/2042	3,234	2,974
Pool # MA1283, 3.50%, 12/1/2042	497	457
Pool # MA1328, 3.50%, 1/1/2043	1,685	1,550
Pool # MA1404, 3.50%, 4/1/2043	916	840
Pool # MA1462, 3.50%, 6/1/2043	455	419
Pool # MA1463, 3.50%, 6/1/2043	1,287	1,181
Pool # MA1510, 4.00%, 7/1/2043	994	939
Pool # MA1546, 3.50%, 8/1/2043	2,035	1,866
Pool # AU8840, 4.50%, 11/1/2043	522	505
Pool # AV2613, 4.50%, 11/1/2043	1,381	1,331
Pool # MA1711, 4.50%, 12/1/2043	931	900
Pool # AL6167, 3.50%, 1/1/2044	7,159	6,584
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	87

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA2346, 3.50%, 6/1/2045	219	198
Pool # MA2462, 4.00%, 11/1/2045	1,611	1,507
Pool # MA2482, 4.00%, 12/1/2045	1,754	1,641
Pool # MA2519, 4.00%, 1/1/2046	1,921	1,797
Pool # BC0784, 3.50%, 4/1/2046	143	130
Pool # MA2593, 4.00%, 4/1/2046	4,235	3,941
Pool # MA2631, 4.00%, 5/1/2046	4,597	4,300
Pool # MA2658, 3.50%, 6/1/2046	1,643	1,491
Pool # MA2690, 3.50%, 7/1/2046	3,068	2,784
Pool # BF0533, 2.50%, 11/1/2050	14,110	11,806
Pool # BF0090, 3.50%, 5/1/2056	16,042	14,196
Pool # BF0131, 3.50%, 8/1/2056	22,432	19,711
Pool # BM6734, 4.00%, 8/1/2059	8,793	8,007
Pool # BF0440, 3.00%, 1/1/2060	24,258	20,527
Pool # BM7075, 3.00%, 3/1/2061	9,145	7,665
Pool # BF0584, 4.50%, 12/1/2061	5,746	5,416
Pool # BF0617, 2.50%, 3/1/2062	30,671	24,465
Pool # BF0674, 2.50%, 4/1/2062	28,128	22,436
Pool # BF0759, 2.50%, 5/1/2062	41,979	33,484
Pool # BF0673, 2.50%, 6/1/2062	14,934	11,912
Pool # BF0654, 3.00%, 6/1/2062	18,214	15,221
Pool # BF0655, 3.50%, 6/1/2062	13,927	12,198
Pool # BF0677, 4.00%, 9/1/2062	37,716	33,980
Pool # BF0694, 2.50%, 12/1/2062	22,411	18,294
Pool # BF0700, 2.50%, 12/1/2062	19,834	15,820
Pool # BF0732, 2.50%, 6/1/2063	11,819	9,479
Pool # BF0733, 3.00%, 6/1/2063	46,182	38,595
Pool # BF0736, 4.00%, 6/1/2063	48,306	43,521
Pool # BF0770, 4.50%, 9/1/2063	16,850	15,818
Pool # BF0809, 4.00%, 4/1/2064	12,071	10,981
Pool # BF0810, 4.50%, 4/1/2064	19,504	18,381
Pool # BF0812, 4.50%, 4/1/2064	16,349	15,347
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 4.50%, 9/25/2056 (l)	51,985	48,780
GNMA I, 30 Year
Pool # 460982, 7.00%, 11/15/2027	—	—
Pool # 460759, 6.50%, 2/15/2028	2	2
Pool # 781118, 6.50%, 10/15/2029	5	5
Pool # 783867, 6.00%, 8/15/2036	944	974
Pool # AS4934, 4.50%, 5/15/2046	343	327
Pool # AT7538, 4.00%, 7/15/2046	2,648	2,445
Pool # AT7652, 4.00%, 8/15/2046	1,785	1,643
Pool # BM1819, 5.00%, 4/15/2049	1,855	1,854
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GNMA II
Pool # CK2783, ARM, 5.70%, 2/20/2072 (j)	33,899	35,240
Pool # CL4592, ARM, 5.57%, 3/20/2072 (j)	18,568	19,234
Pool # CK2802, ARM, 5.66%, 3/20/2072 (j)	18,376	19,100
Pool # CK2795, ARM, 5.68%, 3/20/2072 (j)	42,723	44,454
Pool # CM9946, ARM, 5.69%, 3/20/2072 (j)	11,314	11,769
Pool # CM9934, ARM, 5.72%, 3/20/2072 (j)	12,728	13,221
Pool # CK2792, ARM, 5.74%, 3/20/2072 (j)	28,834	30,082
Pool # CL8122, ARM, 5.77%, 3/20/2072 (j)	31,122	32,503
Pool # CK2804, ARM, 5.64%, 4/20/2072 (j)	31,035	32,264
Pool # BL8377, ARM, 5.74%, 4/20/2072 (j)	18,928	19,796
GNMA II, 30 Year
Pool # 2285, 8.00%, 9/20/2026	—	—
Pool # 2379, 8.00%, 2/20/2027	—	—
Pool # 2397, 8.00%, 3/20/2027	—	—
Pool # 2445, 8.00%, 6/20/2027	—	—
Pool # 2457, 7.50%, 7/20/2027	1	1
Pool # 2538, 8.00%, 1/20/2028	—	—
Pool # 2714, 6.50%, 2/20/2029	—	—
Pool # 4901, 8.00%, 9/20/2031	75	77
Pool # 5020, 7.50%, 5/20/2032	30	31
Pool # 738210, 7.00%, 6/20/2032	70	71
Pool # 738062, 6.00%, 11/20/2032	106	106
Pool # 738059, 6.00%, 10/20/2033	77	77
Pool # 738049, 6.00%, 3/20/2035	83	84
Pool # 737987, 6.00%, 4/20/2036	2	2
Pool # 737975, 6.00%, 9/20/2036	7	7
Pool # 5034, 7.00%, 8/20/2038	5	5
Pool # 4245, 6.00%, 9/20/2038	31	33
Pool # 4930, 7.00%, 10/20/2038	90	93
Pool # 4964, 7.00%, 12/20/2038	5	5
Pool # 4872, 7.00%, 1/20/2039	69	72
Pool # 5072, 6.50%, 10/20/2039	30	33
Pool # 5218, 6.50%, 10/20/2039	73	77
Pool # AS8103, 3.50%, 6/20/2046	1,016	893
Pool # AS8104, 3.75%, 6/20/2046	926	830
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AS8105, 4.00%, 6/20/2046	753	683
Pool # AS8106, 3.50%, 7/20/2046	1,279	1,129
Pool # AS8107, 3.75%, 7/20/2046	1,558	1,399
Pool # AY0571, 4.50%, 11/20/2047	2,753	2,586
Pool # BB8791, 4.00%, 12/20/2047	2,940	2,659
Pool # BD6195, 4.00%, 1/20/2048	2,776	2,510
Pool # BE9507, 4.50%, 3/20/2048	1,341	1,272
Pool # BG2382, 4.50%, 3/20/2048	1,032	974
Pool # BA7568, 4.50%, 4/20/2048	3,714	3,507
Pool # BD0512, 5.00%, 4/20/2048	1,223	1,190
Pool # BD0532, 5.00%, 6/20/2048	2,590	2,520
Pool # BG3833, 4.50%, 7/20/2048	5,578	5,266
Pool # BD0549, 5.00%, 8/20/2048	1,760	1,695
Pool # BH9109, 4.50%, 10/20/2048	3,339	3,137
Pool # BJ7085, 5.00%, 12/20/2048	2,203	2,194
Pool # BK7188, 4.50%, 2/20/2049	1,678	1,592
Pool # BK7189, 5.00%, 2/20/2049	1,971	1,948
Pool # BN2622, 4.00%, 6/20/2049	5,409	4,975
Pool # BM9677, 4.50%, 6/20/2049	3,022	2,886
Pool # BM9683, 5.00%, 6/20/2049	3,187	3,161
Pool # BJ1310, 4.50%, 7/20/2049	3,648	3,527
Pool # BO2717, 4.50%, 7/20/2049	4,855	4,744
Pool # BO3146, 4.50%, 7/20/2049	1,980	1,885
Pool # BO3147, 4.50%, 7/20/2049	2,202	2,078
Pool # BO3157, 4.50%, 7/20/2049	2,190	2,095
Pool # BO3158, 4.50%, 7/20/2049	1,447	1,380
Pool # BO3159, 4.50%, 7/20/2049	627	588
Pool # BM9690, 5.00%, 7/20/2049	760	755
Pool # BM9701, 4.50%, 8/20/2049	7,002	6,561
Pool # MA7534, 2.50%, 8/20/2051	25,162	21,052
Pool # CH2866, 3.50%, 10/20/2051	13,009	11,600
Pool # CH2907, 3.50%, 10/20/2051	8,431	7,519
Pool # CH2908, 3.50%, 10/20/2051	2,994	2,654
Pool # CH2964, 3.50%, 10/20/2051	7,451	6,681
Pool # CJ3728, 3.50%, 11/20/2051	949	842
Pool # 786362, 3.00%, 2/20/2052	9,352	8,014
Pool # MA7883, 3.50%, 2/20/2052	6,628	5,903
Pool # MA7936, 2.50%, 3/20/2052	72,424	60,594
Pool # CL5064, 3.50%, 3/20/2052	11,646	10,192
Pool # CM2176, 3.50%, 3/20/2052	4,894	4,374
Pool # CL5137, 4.00%, 4/20/2052	7,745	7,039
Pool # MA8097, 2.50%, 6/20/2052	5,975	5,019
Pool # MA8148, 3.00%, 7/20/2052	61,643	53,752
Pool # MA8196, 2.00%, 8/20/2052	16,702	13,435
Pool # MA8200, 4.00%, 8/20/2052	20,477	18,843
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # MA8796, 3.00%, 4/20/2053	14,508	12,730
Pool # 786842, 4.00%, 4/20/2053	31,196	28,526
Pool # CS4391, 5.50%, 7/20/2053	16,704	16,710
Pool # MA9100, 2.50%, 8/20/2053	21,657	18,166
Pool # MA9419, 3.50%, 1/20/2054	19,510	17,565
Pool # DL3306, 6.50%, 8/20/2055	30,239	31,784
GNMA II, Single Family, 30 Year
TBA, 5.00%, 9/15/2056 (l)	260,500	252,205
TBA, 5.50%, 9/15/2056 (l)	45,000	44,680
NexGen Pass-Through Trust 0.00%, 11/16/2033 ‡ (j)	5,349	5,349
Total Mortgage-Backed Securities (Cost $5,126,456)		4,972,564
Asset-Backed Securities — 12.9%
ACC Trust
Series 2022-1, Class C, 3.24%, 10/20/2025 (a)	7,285	429
Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	2,460	47
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 (a)	228	221
Accelerated LLC Series 2021-1H, Class D, 3.58%, 10/20/2040 (a)	1,635	1,481
Air Canada Pass-Through Trust (Canada)
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	2,027	2,013
Series 2015-2, Class AA, 3.75%, 12/15/2027 (a)	553	545
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	5,396	5,082
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	689	648
American Airlines Pass-Through Trust
Series 2015-2, Class A, 4.00%, 9/22/2027	1,533	1,507
Series 2016-2, Class AA, 3.20%, 6/15/2028	546	530
Series 2016-3, Class AA, 3.00%, 10/15/2028	722	696
American Credit Acceptance Receivables Trust Series 2023-4, Class C, 6.99%, 9/12/2030 (a)	493	493
Americor
7.99%, 1/15/2030 ‡ (a)	6,851	6,806
11.49%, 1/15/2030 ‡ (a)	6,412	6,370
AMSR Trust
Series 2023-SFR2G, Class G1, 4.50%, 8/19/2028 ‡	15,078	13,309
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	89

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (a)	12,377	12,331
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (a)	27,165	26,216
Series 2023-SFR1, Class F, 4.00%, 4/17/2040 (a)	22,105	21,021
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (a) (i)	20,175	19,310
Series 2024-SFR2, Class F1, 4.15%, 11/17/2041 (a)	6,534	5,976
Aqua Finance Trust
Series 2019-A, Class B, 3.47%, 7/16/2040 (a)	5,967	5,781
Series 2020-AA, Class C, 3.97%, 7/17/2046 (a)	2,305	2,213
Series 2020-AA, Class D, 7.15%, 7/17/2046 (a)	2,704	2,738
Avis Budget Rental Car Funding AESOP LLC
Series 2023-6A, Class D, 7.37%, 12/20/2029 (a)	3,250	3,270
Series 2023-8A, Class D, 7.52%, 2/20/2030 (a)	6,750	6,817
Series 2024-1A, Class D, 7.20%, 6/20/2030 (a)	7,812	7,827
BankBoston Home Equity Loan Trust Series 1998-1, Class A6, 6.35%, 7/25/2028	—	—
Bastion Funding I LLC Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (a)	12,060	12,100
Bastion Funding LLC Series 2023-1A, Class B, 8.06%, 4/25/2038 ‡ (a)	8,360	8,404
Bayview Opportunity Master Fund Trust Series 2024-SN1, Class E, 8.00%, 10/15/2029 (a)	8,000	8,109
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 5.79%, 6/25/2043 (j)	81	79
BG Beta Ltd. (Cayman Islands)
6.28%, 7/16/2054 ‡	23,520	23,305
7.12%, 7/16/2054 ‡	29,749	29,273
BRAVO Residential Funding Trust Series 2026-CES1, Class A1A, 5.25%, 4/25/2056 (a) (i)	13,085	12,967
Bridge Trust Series 2024-SFR1, Class E2, 5.50%, 8/17/2040 (a)	5,900	5,677
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	10,000	10,087
Series 2024-2, Class D, 6.30%, 2/15/2030	6,000	6,077
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-1, Class E, 8.43%, 10/15/2030 (a)	26,250	26,951
Series 2024-2, Class E, 8.21%, 1/15/2031 (a)	13,900	14,274
Series 2024-3, Class E, 7.70%, 4/15/2031 (a)	32,500	33,176
Series 2025-4, Class D, 5.41%, 8/15/2031	19,555	19,531
Series 2024-4, Class E, 7.47%, 8/15/2031 (a)	17,950	18,275
Series 2025-1, Class E, 7.46%, 2/17/2032 (a)	26,790	27,047
British Airways Pass-Through Trust (United Kingdom)
Series 2019-1, Class A, 3.35%, 6/15/2029 (a)	509	494
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	331	322
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	997	963
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	376	352
Business Jet Securities LLC Series 2024-2A, Class C, 7.97%, 9/15/2039 (a)	8,382	8,375
BXG Receivables Note Trust Series 2023-A, Class C, 7.38%, 11/15/2038 (a)	8,525	8,659
Camden 0.00%, 9/15/2031 ‡	20,473	20,031
CarNow Auto Receivables Trust Series 2022-1A, Class E, 8.29%, 8/15/2028 (a)	11,649	1
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	5,471	5,086
CARS-DB4 LP
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (a)	4,491	4,219
Series 2020-1A, Class B2, 4.52%, 2/15/2050 (a)	8,698	8,628
Series 2020-1A, Class B3, 4.95%, 2/15/2050 (a)	9,698	9,039
Carvana Auto Receivables Trust
Series 2022-N1, Class E, 6.01%, 12/11/2028 (a)	5,095	5,091
Series 2023-N4, Class D, 7.22%, 2/11/2030 (a)	7,860	8,072
Series 2024-N3, Class D, 5.38%, 12/10/2030 (a)	19,000	19,018
Cascade MH Asset Trust
Series 2019-MH1, Class B, 5.00%, 11/25/2044 ‡ (a) (j)	16,503	15,477
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-MH1, Class B1, 4.57%, 2/25/2046 (a)	2,500	2,061
Series 2021-MH1, Class B2, 5.57%, 2/25/2046 (a)	2,550	2,133
Series 2022-MH1, Class M, 4.25%, 8/25/2054 ‡ (a) (i)	12,716	10,153
Centex Home Equity Loan Trust Series 2001-B, Class A6, 6.36%, 7/25/2032	8	7
CFIN Issuer LLC
Series 2022-RTL1, Class AB, 6.50%, 2/16/2026 ‡ (a) (i)	1,906	1,882
Series 2022-RTL1, Class AA, 4.75%, 2/16/2027 ‡ (a) (i)	1,503	1,488
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	1,372	1,463
COOF Securitization Trust Ltd. Series 2014-1, Class A, 2.90%, 6/25/2040 (a) (j)	583	35
CoreVest American Finance Trust Series 2020-2, Class B, 4.24%, 5/15/2052 (a) (j)	2,685	2,674
Credit Acceptance Auto Loan Trust
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	22,089	22,164
Series 2023-2A, Class C, 7.15%, 9/15/2033 (a)	18,533	18,606
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	26,700	27,035
Series 2023-5A, Class B, 6.71%, 2/15/2034 (a)	17,250	17,372
7.68%, 4/17/2034 ‡	38,893	38,947
Series 2024-2A, Class C, 6.70%, 10/16/2034 (a)	42,168	43,011
Credit One 6.47%, 2/25/2029 ‡ (a)	30,000	29,745
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 4.53%, 3/25/2034 (j)	10	11
Series 2004-1, Class 3A, 4.34%, 4/25/2034 (j)	288	272
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 4.68%, 10/25/2034 (j)	13	13
D2 Multifamily Credit Issuer Ltd. (Cayman Islands) Series 2026-FL1, Class A, 5.10%, 11/19/2043 (a) (j)	19,140	19,156
Dec
6.02%, 3/13/2030 ‡ (a)	17,461	17,174
6.91%, 1/15/2031 ‡ (a)	9,946	9,764
6.10%, 7/28/2046 ‡ (a)	10,000	9,914
6.82%, 7/28/2046 ‡	10,000	9,870
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Deephaven Residential Mortgage Trust Series 2026-HE1, Class A1, 5.09%, 9/25/2056 (a) (j)	14,877	14,830
Delta Air Lines Pass-Through Trust
Series 2015-1, Class AA, 3.63%, 7/30/2027	2,150	2,129
Series 2020-1, Class AA, 2.00%, 6/10/2028	3,369	3,256
Diversified ABS Holdings LLC Series 2024-2A, Class B, 11.50%, 9/30/2044 ‡ (a)	3,019	3,027
Diversified ABS LLC Series 2025-1A, Class B, 10.40%, 2/28/2045 (a)	26,316	26,130
Diversified ABS Phase LLC Series 2024-1A, Class A2, 7.67%, 5/30/2044 (a)	20,279	20,350
DLLAA LLC Series 2023-1A, Class A3, 5.64%, 2/22/2028 (a)	4,285	4,307
DP Lion Holdco LLC
Series 2023-1A, Class A, 8.24%, 11/30/2043	4,034	4,100
Series 2023-1A, Class B, 12.73%, 11/30/2043	4,993	5,077
Drive Auto Receivables Trust Series 2024-2, Class D, 4.94%, 5/17/2032	14,500	14,523
DT Auto Owner Trust
Series 2023-2A, Class E, 11.06%, 4/15/2030 (a)	11,500	12,110
Series 2023-3A, Class E, 10.21%, 5/15/2030 (a)	12,880	13,434
E3 (Cayman Islands) Series 2019-1, Class A, 3.10%, 9/20/2055 (a)	3,514	3,026
EJ Hugoton
Series 2026-1 B, 10.29%, 10/10/2041 ‡	28,801	28,801
Series 2026-1 B, 14.50%, 10/10/2041 ‡	13,494	13,494
Elara HGV Timeshare Issuer LLC Series 2021-A, Class D, 3.32%, 8/27/2035 (a)	679	657
Energy Assets 8.11%, 8/25/2044 ‡	7,968	7,966
EQV ABS Issuer LLC 10.76%, 12/15/2040 ‡	13,738	13,747
Exeter Automobile Receivables Trust
Series 2022-2A, Class E, 6.34%, 10/15/2029 (a)	33,750	33,062
Series 2022-3A, Class E, 9.09%, 1/15/2030 (a)	34,500	34,776
Series 2023-5A, Class D, 7.13%, 2/15/2030	20,049	20,453
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	12,000	12,208
Series 2023-2A, Class E, 9.75%, 11/15/2030 (a)	6,137	6,530
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	91

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-3A, Class E, 9.98%, 1/15/2031 (a)	10,500	11,174
Series 2023-4A, Class E, 9.57%, 2/18/2031 (a)	11,565	12,275
Series 2025-1A, Class E, 7.48%, 9/15/2032 (a)	5,000	5,144
Series 2025-5A, Class E, 7.15%, 6/15/2033 (a)	6,368	6,366
Fig Six Trust Series 2026-PF1, Class A, 5.75%, 8/25/2056 (a) (j)	6,364	6,342
FIGRE Trust
Series 2026-HE4, Class A, 5.30%, 5/25/2056 (a) (j)	25,464	25,127
Series 2026-EXP2, Class A, 5.78%, 8/25/2056 (a) (j)	23,800	23,686
FirstKey Homes Trust
Series 2021-SFR2, Class F2, 3.16%, 9/17/2038 (a)	10,577	10,546
Series 2021-SFR3, Class F2, 3.83%, 12/17/2038 (a)	9,294	9,208
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (a)	28,086	26,796
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (a)	11,500	10,968
FMC GMSR Issuer Trust
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (j)	21,942	21,228
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (j)	40,000	39,871
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (a)	9,707	9,741
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	22,424	22,376
Series 2020-GT1, Class A, 4.45%, 1/25/2028 (a) (j)	14,562	14,406
Series 2021-GT1, Class B, 4.36%, 7/25/2028 (a) (j)	7,766	7,528
Series 2026-GT1I, Class A, 5.90%, 8/20/2029 ‡ (j)	15,000	15,000
Fortiva Retail Credit Master Note Business Trust
Series 2025-TWO, Class B, 6.90%, 5/15/2031 ‡ (a)	6,875	6,892
Series 2025-TWO, Class C, 12.52%, 5/15/2031 ‡ (a)	7,700	7,738
FRTKL Series 2021-SFR1, Class F, 3.17%, 9/17/2038 (a)	4,272	4,259
FTF 3.00%, 2/15/2027 ‡	5,054	3,538
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FW Energy Asset Issuer LLC 7.15%, 8/25/2044 ‡	26,230	26,366
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class A6, 6.70%, 4/25/2029 (j)	41	41
GGAM Master Trust International Ltd. (Cayman Islands) Series 2025-1A, Class Y, 9.70%, 9/30/2060 (a)	31,734	31,985
GLS Auto Receivables Issuer Trust
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	1,050	1,050
Series 2023-2A, Class C, 5.69%, 3/15/2029 (a)	1,399	1,400
Series 2022-1A, Class E, 5.64%, 5/15/2029 (a)	14,000	14,027
Series 2023-4A, Class D, 7.18%, 8/15/2029 (a)	18,943	19,289
Series 2023-3A, Class E, 9.27%, 8/15/2030 (a)	4,900	5,144
Series 2024-4A, Class E, 7.51%, 8/15/2031 (a)	3,500	3,615
Series 2025-3A, Class E, 6.52%, 8/16/2032 (a)	3,400	3,388
GLS Auto Select Receivables Trust Series 2023-1A, Class B, 6.09%, 3/15/2029 (a)	5,825	5,872
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (j)	2,953	2,718
Series 2023-1A, Class A, 5.90%, 1/17/2061 (a)	16,900	16,437
Goodgreen Ltd. Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (a)	18,804	18,420
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	516	475
Series 2016-1A, Class B, 5.24%, 10/15/2052 (a)	388	351
Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	3,342	2,988
GoodLeap Home Improvement Solutions Trust Series 2025-3A, Class A, 5.00%, 10/20/2049 (a)	14,587	14,418
Granite Park Equipment Leasing LLC Series 2023-1A, Class E, 7.00%, 6/20/2035 (a)	9,428	9,418
Grene Energy Senio 0.00, 1/25/2027 ‡	5,406	4,433
Grit 10.00%, 3/27/2030 ‡	50,000	49,500
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 (a)	1,436	1,297
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	1,183	1,060
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 (a)	1,475	1,285
HERO Funding Trust
Series 2015-3A, Class A, 4.28%, 9/20/2041 (a)	787	760
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	353	328
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	1,327	1,215
Series 2017-2A, Class A2, 4.07%, 9/20/2048 (a)	1,336	1,209
Hertz Vehicle Financing LLC Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	12,360	12,398
Hilton Grand Vacations Trust
Series 2022-2A, Class D, 8.73%, 1/25/2037 (a)	1,469	1,506
Series 2020-AA, Class C, 6.42%, 2/25/2039 (a)	1,115	1,121
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	3,755	3,725
Series 2022-A, Class E, 8.00%, 5/15/2041 (a)	598	589
Series 2024-A, Class D, 7.00%, 3/15/2043 (a)	1,870	1,863
Home Partners of America Trust
Series 2021-2, Class F, 3.80%, 12/17/2026 (a)	7,195	7,140
Series 2019-2, Class E, 3.32%, 10/19/2039 (a)	8,957	8,721
Series 2021-3, Class E2, 3.35%, 1/17/2041 (a)	12,792	11,840
HPA 3.95%, 10/25/2028 ‡	5,646	5,598
Identity Digital Capital LLC 6.79%, 3/20/2065 ‡	23,800	23,460
Ista Jet Seri 6.97%, 4/5/2032 ‡ (a)	39,468	39,468
JBHP
10.28%, 12/15/2041 ‡ (a)	10,425	10,425
Series 2026-1 B, 14.10%, 12/15/2041 ‡	6,191	6,192
JGW 11.71%, 8/15/2036 ‡ (a)	8,000	7,967
JGW ABS Trust 9.34%, 8/15/2036 ‡ (a)	11,580	11,579
Jonah 0.00%, 11/10/2037 ‡ (a)	14,460	14,397
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Jonah Energy ABS LLC
Series 2022-1, Class A1, 7.20%, 12/10/2037 (a)	7,088	7,149
Series 2022-1, Class C, 12.66%, 8/10/2039 ‡ (a)	39,000	39,004
Series 2025-1A, Class A2, 7.36%, 12/10/2040 (a)	33,404	32,869
Series 2025-1A, Class B, 11.25%, 12/10/2040 (a)	14,479	14,489
Series 2025-2A, Class A2, 6.62%, 1/10/2041 ‡ (a)	12,501	12,345
KGS-Alpha SBA COOF Trust
Series 2012-4, Class A, IO, 0.84%, 9/25/2037 ‡ (a) (j)	1,152	22
Series 2012-2, Class A, IO, 0.82%, 8/25/2038 (a) (j)	790	9
Series 2013-2, Class A, IO, 1.71%, 3/25/2039 (a) (j)	799	18
Koda Gnb ABS LLC Series 2023-1A, Class A2, 7.85%, 4/28/2040 ‡ (a)	15,720	15,831
Lendbuzz Securitization Trust Series 2024-1A, Class A2, 6.19%, 8/15/2029 (a)	972	974
Lendingpoint Asset Securitization Trust Series 2022-B, Class C, 8.45%, 10/15/2029 (a)	8,443	2,156
LendingPoint Asset Securitization Trust
Series 2020-REV1, Class C, 7.70%, 10/15/2028 (a)	397	397
Series 2020-REV1, Class D, 10.00%, 10/15/2028 ‡ (a)	7,000	870
Lendmark Funding Trust
Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	18,000	17,207
Series 2021-2A, Class D, 4.46%, 4/20/2032 (a)	14,200	13,213
Series 2024-2A, Class E, 8.47%, 2/21/2034 (a)	11,827	11,975
Series 2025-1A, Class E, 8.91%, 9/20/2034 (a)	9,420	9,651
Series 2026-1A, Class D, 5.90%, 11/20/2035 (a)	4,500	4,419
Liberty 7.25%, 5/14/2031 ‡	75,000	75,062
LVNV
6.55%, 8/15/2029 ‡	10,000	10,000
6.68%, 8/15/2031 ‡	20,000	20,000
Mariner Finance Issuance Trust
Series 2021-AA, Class E, 5.40%, 3/20/2036 (a)	13,100	12,628
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	93

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-AA, Class E, 9.02%, 9/22/2036 (a)	10,516	10,694
Series 2021-BA, Class E, 4.68%, 11/20/2036 (a)	8,500	7,980
Series 2025-AA, Class E, 8.64%, 5/20/2038 (a)	10,000	10,202
Series 2025-BA, Class E, 7.51%, 11/22/2038 (a)	9,845	9,790
Mercury Financial Credit Card Master Trust
Series 2025-1A, Class C, 8.29%, 12/22/2031 (a)	25,000	24,584
Series 2026-1A, Class C, 8.45%, 2/20/2032 (a)	18,700	18,506
Series 2026-1A, Class D, 11.85%, 2/20/2032 (a)	14,900	14,752
Midcon 6.02%, 7/10/2030 ‡	20,000	20,000
Midcon Energy Asset Issuer LLC
5.31%, 2/27/2051 ‡ (j)	7,040	7,040
6.53%, 2/27/2051 ‡	9,305	9,305
Mid-State Capital Corp. Trust
Series 2006-1, Class A, 5.79%, 10/15/2040 (a)	342	342
Series 2006-1, Class M1, 6.08%, 10/15/2040 (a)	415	416
Series 2006-1, Class M2, 6.74%, 10/15/2040 (a)	171	172
Mission Lane Credit Card Master Trust Series 2025-B, Class A, 5.06%, 9/15/2031 (a)	10,830	10,791
Mpire Frn
Series 2026, 8.29%, 9/13/2030 ‡ (a)	21,981	22,043
Series 2026, 11.16%, 9/19/2030 ‡ (a)	9,284	9,310
MVW LLC
Series 2022-1A, Class D, 7.35%, 11/21/2039 (a)	2,498	2,506
Series 2023-1A, Class D, 8.83%, 10/20/2040 (a)	3,136	3,221
Series 2023-2A, Class D, 9.33%, 11/20/2040 (a)	2,704	2,791
Series 2022-2A, Class D, 9.00%, 10/21/2041 (a)	4,639	4,724
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.82%, 11/25/2033 (i)	139	135
Nexgen, Inc. 0.00%, 11/16/2033 ‡ (j)	22,341	22,313
Nexus Nova (Spain) 6.50%, 11/8/2028 ‡	17,349	17,349
Nexus Nova Frn 6.55%, 8/10/2027 ‡	11,000	11,000
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	4,694	4,677
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Octane Receivables Trust
Series 2023-3A, Class D, 7.58%, 9/20/2029 (a)	4,640	4,762
Series 2022-1A, Class E, 7.33%, 12/20/2029 (a)	2,000	2,008
Series 2024-1A, Class C, 5.82%, 5/20/2030 (a)	3,500	3,527
OneMain Financial Issuance Trust Series 2026-2A, Class D, 5.91%, 1/14/2038 (a)	9,271	9,246
Oneslt 8.00%, 12/15/2030 ‡	16,651	16,651
Oportun Issuance Trust
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	427	422
Series 2021-B, Class C, 3.65%, 5/8/2031 (a)	641	637
Series 2025-D, Class C, 5.80%, 2/8/2033 (a)	10,910	10,879
P2 Series 2021 A1, 0.00%, 12/20/2031 ‡ (a)	29,145	29,136
Pagaya AI Technology in Housing Trust Series 2023-1, Class E1, 3.60%, 10/25/2040 (a)	26,822	24,811
Piper ABS Issuer I LLC Series 2025-1A, Class B, 9.81%, 1/15/2046 ‡	23,116	23,116
Post Road Equipment Finance LLC Series 2024-1A, Class E, 8.50%, 12/15/2031 (a)	3,250	3,288
Pretium-Rcaf Baml 0.00%, 12/17/2026 ‡ (a)	8,620	8,588
Progress Residential Trust
Series 2022-SFR2, Class E2, 4.80%, 4/17/2027 (a)	21,356	21,098
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	23,973	23,868
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (a)	19,522	19,424
Series 2022-SFR3, Class F, 6.60%, 4/17/2039 (a)	11,918	11,875
Series 2022-SFR1, Class E1, 3.93%, 2/17/2041 (a)	12,578	12,039
Series 2022-SFR1, Class F, 4.88%, 2/17/2041 (a)	14,250	13,683
Series 2024-SFR4, Class E1, 3.33%, 7/17/2041 (a)	13,000	12,055
Prometheus 0.00%, 9/12/2029 ‡	40,800	40,392
Purewest ABS Issuer LLC
Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (a)	9,842	9,780
Series 2025-1, Class B, 10.28%, 4/5/2040 ‡ (a)	30,390	30,390
Raisa Funding LLC 11.71%, 6/15/2038 ‡	7,322	7,530
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Rcfii Baml Frn 0.00%, 12/17/2026 ‡ (a)	12,439	12,393
RCKT Mortgage Trust
Series 2026-CES2, Class A1A, 4.76%, 2/25/2056 (a) (i)	35,819	35,234
Series 2026-CES7, Class A1A, 5.41%, 7/1/2056 (a) (i)	20,346	20,320
Renew
12.50, 12/20/2049 ‡	428,760	15,678
Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	682	622
Series 2017-2A, Class A, 3.22%, 9/22/2053 (a)	7,486	6,666
Series 2023-1A, Class A, 5.90%, 11/20/2058 (a)	8,354	8,303
Revolution III Abs LLC
6.18%, 3/28/2046 ‡	17,046	16,603
9.76%, 3/28/2046 ‡	4,545	4,453
Santander Drive Auto Receivables Trust
Series 2024-4, Class C, 4.95%, 4/15/2030	7,500	7,520
Series 2023-2, Class C, 5.47%, 12/16/2030	19,551	19,677
Series 2022-5, Class D, 5.67%, 12/16/2030	25,506	25,574
Series 2022-6, Class D, 5.69%, 2/18/2031	23,469	23,559
Series 2024-2, Class D, 6.28%, 8/15/2031	7,941	8,096
SCF Equipment Leasing LLC
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (a)	3,013	3,028
Series 2023-1A, Class E, 7.00%, 7/21/2036 (a)	19,500	19,908
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.80%, 1/25/2036 (i)	116	97
Sierra Timeshare Receivables Funding LLC
Series 2022-1A, Class D, 6.00%, 10/20/2038 (a)	1,924	1,923
Series 2022-3A, Class D, 10.52%, 7/20/2039 (a)	1,634	1,683
Series 2023-1A, Class D, 9.80%, 1/20/2040 (a)	1,221	1,268
Series 2023-2A, Class D, 9.72%, 4/20/2040 (a)	1,411	1,468
Series 2022-2A, Class D, 9.22%, 6/20/2040 (a)	924	937
Series 2023-3A, Class D, 9.44%, 9/20/2040 (a)	1,165	1,208
Series 2024-3A, Class D, 6.93%, 8/20/2041 (a)	1,687	1,678
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-1A, Class D, 8.02%, 1/20/2043 (a)	629	638
Soundview Home Loan Trust Series 2007-OPT1, Class 2A1, 3.86%, 6/25/2037 (j)	606	414
SRT Issuer I LLC 0.00%, 7/7/2031 ‡ (j)	43,000	42,946
SRT Issuer LLC 0.00%, 12/7/2031 ‡ (j)	43,000	43,019
Stream Innovations Issuer Trust Series 2025-1A, Class D, 8.40%, 9/15/2045 (a)	2,320	2,370
Towd Point Mortgage Trust
Series 2026-CES1, Class A1, 4.96%, 1/25/2066 (a) (i)	33,218	32,767
Series 2026-FIX2, Class A1A, 5.31%, 4/25/2066 (a) (i)	16,848	16,693
Series 2026-CES3, Class A1, 5.30%, 6/20/2066 (a) (i)	33,023	32,846
Ucielo 2025-assi 10.51%, 8/9/2033 ‡	212	212
Ucielo 2025-assic
8.01%, 8/9/2033 ‡	100	100
10.51%, 8/9/2033 ‡	274	274
United Airlines Pass-Through Trust
Series 2014-2, Class A, 3.75%, 9/3/2026	663	662
Series 2016-1, Class AA, 3.10%, 7/7/2028	694	676
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,015	977
Series 2018-1, Class AA, 3.50%, 3/1/2030	7,097	6,803
Series 2018-1, Class A, 3.70%, 3/1/2030	735	698
Series 2019-1, Class AA, 4.15%, 8/25/2031	959	924
Series 2019-1, Class A, 4.55%, 8/25/2031	1,145	1,098
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,275	1,150
Series 2024-1, Class AA, 5.45%, 2/15/2037	6,244	6,250
UOG ABS Issuer LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (a)	11,942	12,180
UPG HI Issuer Trust Series 2025-2, Class A, 5.00%, 9/25/2047 (a)	9,023	8,971
Upstart Frn Series 2025-TE, 6.80%, 3/29/2029 ‡ (a)	18,699	18,676
US Auto Funding Series 2021-1A, Class D, 4.36%, 3/15/2027 (a)	10,500	—
US Auto Funding Trust Series 2022-1A, Class D, 9.14%, 7/15/2027 ‡ (a)	16,000	—
Verdant Receivables LLC Series 2023-1A, Class A2, 6.24%, 1/13/2031 (a)	4,640	4,681
VistaJet Pass Through Trust Series 2021-1C, 9.50%, 8/15/2031 (a)	24,605	24,255
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	95

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
vMobo, Inc. 9.46%, 7/18/2027 ‡	55,000	48,097
Westgate Resorts LLC
Series 2023-1A, Class C, 7.49%, 12/20/2037 (a)	1,495	1,515
Series 2024-1A, Class D, 9.26%, 1/20/2038 (a)	3,607	3,670
Westlake Automobile Receivables Trust
Series 2023-3A, Class D, 6.47%, 3/15/2029 (a)	18,976	19,208
Series 2023-4A, Class D, 7.19%, 7/16/2029 (a)	15,900	16,240
Wolf Energy Asset Issuer LLC
5.70%, 7/25/2050 ‡	6,539	6,539
6.61%, 7/25/2050 ‡	3,775	3,775
Ygrene 11.00%, 5/1/2028 ‡	13,527	12,851
Total Asset-Backed Securities (Cost $3,362,921)		3,306,673
U.S. Treasury Obligations — 11.9%
U.S. Treasury Bonds
1.13%, 5/15/2040	96,228	59,218
1.13%, 8/15/2040	109,111	66,421
1.38%, 11/15/2040	61,230	38,451
2.25%, 5/15/2041	46,603	32,964
2.00%, 11/15/2041	45,879	30,789
4.00%, 11/15/2042	173,686	151,657
3.63%, 8/15/2043	110,156	90,694
4.38%, 8/15/2043	25,275	22,969
3.75%, 11/15/2043	63,896	53,368
4.75%, 11/15/2043	110,957	105,453
3.38%, 5/15/2044	47,111	37,082
2.50%, 2/15/2045	66,979	45,192
4.88%, 8/15/2045	150,340	143,833
3.00%, 2/15/2047	141,111	100,894
3.00%, 8/15/2048	93,566	65,715
3.38%, 11/15/2048	101,186	75,890
1.88%, 2/15/2051	30,232	16,010
2.38%, 5/15/2051	174,542	104,105
2.25%, 2/15/2052	28,956	16,601
4.50%, 11/15/2054	204,598	181,693
4.63%, 11/15/2055	84,855	76,926
U.S. Treasury Notes
1.13%, 10/31/2026 (m)	165,947	165,189
0.50%, 8/31/2027	183,364	176,774
3.63%, 8/31/2029	345,545	337,932
4.13%, 11/30/2029	58,850	58,308
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

3.63%, 8/31/2030	245,935	238,394
3.88%, 3/31/2031	22,365	21,802
4.25%, 11/15/2034	214,794	208,485
4.63%, 2/15/2035	46,970	46,744
U.S. Treasury STRIPS Bonds
4.74%, 5/15/2031 (n)	141,586	114,292
5.28%, 11/15/2033 (n)	30,160	21,527
5.29%, 5/15/2040 (n)	63,558	31,508
3.31%, 8/15/2040 (n)	37,081	18,092
3.23%, 8/15/2041 (n)	129,383	59,116
4.22%, 2/15/2042 (n)	10,407	4,604
3.84%, 5/15/2042 (n)	18,492	8,052
3.99%, 11/15/2042 (n)	7,625	3,216
2.46%, 11/15/2043 (n)	24,977	9,903
Total U.S. Treasury Obligations (Cost $3,390,971)		3,039,863
Commercial Mortgage-Backed Securities — 11.3%
20 Times Square Trust Series 2018-20TS, Class F, 3.10%, 5/15/2035 (a) (j)	23,414	19,902
Acrc (France) 5.25%, 11/15/2026 ‡ (a)	24,000	23,472
BAMLL Re-REMIC Trust
Series 2025-FRR5, Class DK73, 1.01%, 2/27/2051 ‡ (a) (j)	7,518	6,833
Series 2025-FRR5, Class CK73, 1.02%, 2/27/2051 ‡ (a) (j)	7,519	6,935
Series 2025-FRR5, Class CK86, PO, 11/27/2051 (a)	8,773	7,526
Series 2025-FRR5, Class DK86, PO, 11/27/2051 (a)	7,496	6,264
Series 2025-FRR5, Class C736, 0.00%, 9/27/2052 ‡ (a) (j)	10,609	10,562
Series 2025-FRR5, Class D736, 0.00%, 9/27/2052 ‡ (a) (j)	10,608	10,553
BANK Series 2019-BN19, Class A3, 3.18%, 8/15/2061	9,707	9,139
BBCCRE Trust Series 2015-GTP, Class A, 3.97%, 8/10/2033 (a)	8,973	8,385
BOFAS Re-REMIC Trust
Series 2026-FRR7, Class BGX1, 3.59%, 10/27/2037 (a) (j)	8,920	8,591
Series 2026-FRR8, Class D124, 1.23%, 12/27/2053 ‡ (a) (j)	8,775	6,897
Series 2026-FRR8, Class C124, 1.42%, 12/27/2053 ‡ (a) (j)	5,394	4,353
Series 2026-FRR8, Class D129, 1.34%, 4/27/2054 ‡ (a) (j)	10,000	7,745
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2026-FRR8, Class C129, 1.46%, 4/27/2054 ‡ (a) (j)	4,957	3,883
BWAY Mortgage Trust Series 2013-1515, Class F, 3.93%, 3/10/2033 (a) (j)	4,854	4,258
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (a)	17,231	13,860
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	11,736	9,573
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (a)	14,852	11,487
Series 2021-FRR1, Class BK58, 2.13%, 9/29/2029 (a) (j)	10,863	10,805
CFCRE Commercial Mortgage Trust Series 2011-C2, Class D, 5.25%, 12/15/2047 (a) (j)	899	883
Commercial Mortgage Trust Series 2018-HOME, Class A, 3.82%, 4/10/2033 (a) (j)	23,201	22,679
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.03%, 1/15/2049 (a) (j)	8,797	3
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	14,756	12,324
CSTL Commercial Mortgage Trust Series 2025-GATE2, Class E, 6.35%, 11/10/2042 (a) (j)	28,800	28,215
DLIC Re-REMIC Trust Series 2025-FRR1, Class BGX1, 3.59%, 10/27/2037 ‡ (a) (j)	9,390	9,057
FHLMC Series 2025-MN11, Class M2, 6.29%, 7/25/2045 (a) (j)	15,955	15,836
FHLMC MSCR Trust
Series 2023-MN7, Class M2, 9.34%, 9/25/2043 (a) (j)	11,110	11,883
Series 2025-MN12, Class M2, 6.39%, 11/25/2045 (a) (j)	18,100	18,063
Series 2026-MN13, Class M2, 6.59%, 3/25/2046 (a) (j)	27,500	27,671
Series 2026-MN14, Class M2, 6.34%, 6/25/2046 (a) (j)	22,203	22,245
Series 2021-MN1, Class M2, 7.39%, 1/25/2051 (a) (j)	54,613	55,513
Series 2021-MN3, Class M1, 5.94%, 11/25/2051 (a) (j)	800	801
Series 2021-MN3, Class M2, 7.64%, 11/25/2051 (a) (j)	9,418	9,638
FHLMC, Multi-Family Structured Credit Risk Series 2022-MN4, Class M2, 10.14%, 5/25/2052 (a) (j)	6,067	6,626
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FHLMC, Multi-Family Structured Pass-Through Certificates
Series K065, Class A2, 3.24%, 4/25/2027	6,439	6,391
Series KJ26, Class A2, 2.61%, 7/25/2027	2,913	2,892
Series K070, Class A2, 3.30%, 11/25/2027 (j)	5,868	5,786
Series W5FX, Class AFX, 3.34%, 4/25/2028 (j)	9,620	9,423
Series KL05, Class X1P, IO, 1.02%, 6/25/2029 (j)	170,657	3,783
Series KS11, Class AFX2, 2.65%, 6/25/2029	48,537	46,378
Series K753, Class A2, 4.40%, 10/25/2030	23,410	23,085
Series K152, Class A2, 3.08%, 1/25/2031	8,584	8,043
Series K128, Class X3, IO, 2.88%, 4/25/2031 (j)	12,474	1,308
Series K142, Class AM, 2.40%, 3/25/2032	21,356	18,800
Series K145, Class A2, 2.58%, 5/25/2032	18,119	16,107
Series K146, Class A2, 2.92%, 6/25/2032	13,105	11,855
Series K146, Class AM, 2.92%, 7/25/2032	12,620	11,364
Series K-152, Class A2, 3.78%, 11/25/2032 (j)	34,000	32,078
Series K-160, Class A2, 4.50%, 8/25/2033 (j)	34,000	33,171
Series KX04, Class XFX, IO, 1.38%, 1/25/2034 (j)	108,060	3,063
Series K-1515, Class A2, 1.94%, 2/25/2035	34,947	27,812
Series K-1520, Class X3, IO, 3.20%, 4/25/2039 (j)	4,320	927
Series Q014, Class X, IO, 2.73%, 10/25/2055 (j)	19,548	2,623
FNMA ACES
Series 2016-M7, Class A2, 2.50%, 9/25/2026	73	73
Series 2017-M1, Class A2, 2.50%, 10/25/2026 (j)	5,703	5,682
Series 2017-M3, Class A2, 2.56%, 12/25/2026 (j)	6,923	6,885
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (j)	3,206	3,185
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (j)	5,917	5,863
Series 2018-M2, Class A2, 3.03%, 1/25/2028 (j)	22,105	21,700
Series 2018-M7, Class A2, 3.13%, 3/25/2028 (j)	23,701	23,221
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	97

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-M4, Class A2, 3.17%, 3/25/2028 (j)	6,585	6,456
Series 2018-M10, Class A2, 3.47%, 7/25/2028 (j)	9,068	8,895
Series 2018-M14, Class A2, 3.70%, 8/25/2028 (j)	31,617	31,000
Series 2020-M38, Class X2, IO, 2.09%, 11/25/2028 (j)	28,573	774
Series 2017-M5, Class A2, 3.12%, 4/25/2029 (j)	12,840	12,388
Series 2019-M7, Class A2, 3.14%, 4/25/2029	14,874	14,332
Series 2019-M12, Class A2, 2.89%, 6/25/2029 (j)	24,930	23,857
Series 2018-M3, Class A2, 3.18%, 2/25/2030 (j)	4,141	3,950
Series 2020-M50, Class A2, 1.20%, 10/25/2030	4,294	4,197
Series 2020-M50, Class X1, IO, 1.93%, 10/25/2030 (j)	73,767	1,740
Series 2026-M10, Class A1, 1.91%, 6/25/2031 (j)	20,027	18,356
Series 2026-M9, Class A1, 1.62%, 10/25/2031 (j)	19,740	17,624
Series 2022-M2S, Class A2, 3.88%, 8/25/2032 (j)	13,166	12,453
Series 2026-M9, Class A, 1.62%, 1/25/2033 (j)	19,665	17,175
Series 2026-M9, Class A2, 1.62%, 1/25/2033 (j)	94,362	78,472
Series 2023-M8, Class A2, 4.62%, 3/25/2033 (j)	32,285	31,551
Series 2023-M1S, Class A2, 4.65%, 4/25/2033 (j)	6,864	6,723
Series 2024-M2, Class A2, 3.75%, 8/25/2033	56,000	52,165
Series 2026-M10, Class X1, IO, 0.00%, 7/25/2035	160,996	20
Series 2026-M10, Class A2, 1.91%, 7/25/2035 (j)	116,999	97,708
Series 2026-M10, Class PS, 1.91%, 7/25/2035 (j)	23,970	20,587
FREMF Series 20K-1517, Class C, PO, 8/25/2035 (a)	37,986	18,938
FREMF Mortgage Trust
Series 2018-KHG1, Class C, 4.03%, 12/25/2027 (a) (j)	32,247	31,591
Series 2018-KW06, Class C, 0.00%, 6/25/2028 (a)	12,112	10,613
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-KW06, Class X2A, IO, 0.10%, 6/25/2028 (a)	96,489	119
Series 2018-KW06, Class X2B, IO, 0.10%, 6/25/2028 (a)	16,149	23
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	551,227	879
Series 2021-KHG3, Class CFX, 2.48%, 9/25/2028 (a) (j)	26,000	23,756
Series 2021-KHG3, Class CFL, 9.02%, 9/25/2028 (a) (j)	17,947	18,009
Series 2018-K82, Class D, PO, 10/25/2028 (a)	55,000	46,280
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	144,000	274
Series 2018-K84, Class D, PO, 11/25/2028 (a)	63,510	52,379
Series 2019-KBF3, Class C, 8.48%, 1/25/2029 (a) (j)	8,310	8,077
Series 2019-KL05, Class CHG, 4.37%, 2/25/2029 (a)	11,274	10,229
Series 2019-KL05, Class BHG, 4.52%, 2/25/2029 (a) (j)	3,500	3,261
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (a)	799,899	1,576
Series 2019-KG01, Class X2A, IO, 0.10%, 4/25/2029 (a)	139,122	268
Series 2019-KG01, Class C, PO, 5/25/2029 (a)	24,000	19,704
Series 2019-KG01, Class X2B, IO, 0.10%, 5/25/2029 (a)	32,370	70
Series 2019-KS11, Class C, 4.98%, 6/25/2029 (a) (j)	21,859	19,636
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (a)	180,000	418
Series 2019-KC07, Class C, 3.73%, 10/25/2029 (a) (j)	27,300	23,281
Series 2020-K107, Class D, 3.62%, 2/25/2030 (a) (j)	41,999	34,758
Series 2023-K752, Class D, PO, 8/25/2030 (a)	26,400	18,790
Series 2023-K752, Class X2B, IO, 0.10%, 8/25/2030 (a)	90,300	285
Series 2020-KSG1, Class C, PO, 9/25/2030 (a)	19,200	13,688
Series 2020-KSG1, Class X2A, IO, 0.10%, 9/25/2030 (a)	221,801	669
Series 2020-KSG1, Class X2B, IO, 0.10%, 9/25/2030 (a)	19,200	63
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-KW07, Class C, PO, 10/25/2031 (a)	12,620	10,485
Series 2018-KW07, Class X2A, IO, 0.10%, 10/25/2031 (a)	95,757	141
Series 2018-KW07, Class X2B, IO, 0.10%, 10/25/2031 (a)	16,457	28
Series 2019-KW10, Class C, PO, 10/25/2032 (a)	24,000	18,339
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (a)	263,833	604
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (a)	32,000	78
Series 2019-KW10, Class B, 3.76%, 10/25/2032 (a) (j)	8,902	8,210
Series 2018-K155, Class X2A, IO, 0.10%, 4/25/2033 (a)	425,998	1,738
Series 2018-K155, Class C, PO, 5/25/2033 (a)	36,871	21,005
Series 2018-K155, Class X2B, IO, 0.10%, 5/25/2033 (a)	49,744	254
Series 2018-K157, Class C, PO, 9/25/2033 (a)	50,000	27,708
Series 2018-K159, Class C, PO, 11/25/2033 (a)	32,953	18,877
Series 2018-K159, Class X2B, IO, 0.10%, 11/25/2033 (a)	22,000	121
Series 19K-1510, Class C, 0.00%, 1/25/2034 (a)	51,057	27,418
Series 19K-1511, Class C, PO, 4/25/2034 (a)	30,000	15,827
Series 19K-1514, Class C, 0.00%, 10/25/2034 (a)	22,975	11,921
Series 21K-1519, Class C, PO, 12/25/2035 (a)	52,000	25,249
Series 21K-1519, Class X2B, IO, 0.10%, 12/25/2035 (a)	52,000	339
Series 2017-K68, Class D, PO, 10/25/2049 (a)	53,000	48,512
Series 2017-K69, Class D, PO, 10/25/2049 (a)	61,000	55,097
Series 2017-K69, Class X2B, IO, 0.10%, 10/25/2049 (a)	228,310	221
Series 2017-K68, Class B, 3.97%, 10/25/2049 (a) (j)	9,147	9,045
Series 2016-K59, Class B, 3.66%, 11/25/2049 (a) (j)	4,576	4,561
Series 2017-K61, Class C, 3.82%, 12/25/2049 (a) (j)	5,189	5,159
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-K63, Class B, 4.01%, 2/25/2050 (a) (j)	11,547	11,484
Series 2017-K63, Class C, 4.01%, 2/25/2050 (a) (j)	4,854	4,820
Series 2018-K74, Class B, 4.23%, 2/25/2051 (a) (j)	9,707	9,517
Series 2018-K81, Class D, PO, 9/25/2051 (a)	56,700	47,016
Series 2018-K83, Class D, PO, 11/25/2051 (a)	33,400	27,590
Series 2019-K92, Class D, PO, 5/25/2052 (a)	76,852	61,289
Series 2020-K116, Class D, PO, 9/25/2052 (a)	87,436	60,353
Series 2020-K116, Class X2A, IO, 0.10%, 9/25/2052 (a)	891,170	2,524
Series 2020-K116, Class X2B, IO, 0.10%, 9/25/2052 (a)	223,000	690
Series 2019-K98, Class B, 3.86%, 10/25/2052 (a) (j)	10,678	10,210
Series 2020-K740, Class D, PO, 11/25/2052 (a)	38,200	34,778
Series 2020-K740, Class X2A, IO, 0.10%, 11/25/2052 (a)	394,179	284
Series 2020-K740, Class X2B, IO, 0.10%, 11/25/2052 (a)	93,600	84
Series 2020-K105, Class D, PO, 3/25/2053 (a)	63,425	45,198
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (a)	656,357	1,674
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (a)	153,315	440
Series 2020-K109, Class D, PO, 5/25/2053 (a)	37,171	25,959
Series 2020-K113, Class D, PO, 5/25/2053 (a)	58,000	41,518
Series 2020-K109, Class X2A, IO, 0.10%, 5/25/2053 (a)	364,033	1,018
Series 2020-K109, Class X2B, IO, 0.10%, 5/25/2053 (a)	90,000	269
Series 2020-K115, Class D, PO, 9/25/2053 (a)	46,661	34,730
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (a)	493,654	1,484
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (a)	113,645	360
Series 2020-K118, Class D, PO, 10/25/2053 (a)	44,300	31,913
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	99

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (a)	476,522	1,481
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (a)	98,937	324
Series 2020-K739, Class D, PO, 11/25/2053 (a)	36,822	31,894
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	378,524	194
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	96,370	71
Series 2020-K122, Class D, PO, 1/25/2054 (a)	82,132	55,820
Series 2021-K126, Class D, PO, 1/25/2054 (a)	42,427	29,224
Series 2020-K122, Class X2B, IO, 0.10%, 1/25/2054 (a)	200,000	667
Series 2021-K126, Class X2A, IO, 0.10%, 1/25/2054 (a)	430,965	1,440
Series 2021-K126, Class X2B, IO, 0.10%, 1/25/2054 (a)	111,000	399
Series 2023-K752, Class X2A, IO, 0.10%, 9/25/2060 (a)	434,380	1,267
FREMF Trust Series 2018-KW04, Class C, PO, 12/25/2032 (a)	23,362	16,501
GAM Re-REMIC Trust
Series 2021-FRR1, Class 1D, PO, 11/29/2050 ‡ (a)	2,134	2,008
Series 2022-FRR3, Class CK89, PO, 1/27/2052 ‡ (a)	8,540	7,071
GAM Re-REMIC TRUST
Series 2021-FRR2, Class CK78, PO, 9/27/2051 ‡ (a)	14,300	11,765
Series 2021-FRR2, Class BK78, 2.34%, 9/27/2051 ‡ (a) (j)	5,734	5,174
GS Mortgage Securities Trust Series 2019-GC38, Class A4, 3.97%, 2/10/2052	30,190	29,465
HCFT 7.25%, 1/13/2027 ‡	28,011	27,772
MRCD MARK Mortgage Trust Series 2019-PARK, Class F, 2.72%, 12/15/2036 (a)	40,772	27,011
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.01%, 10/25/2049 (a) (j)	27,239	27,472
Series 2020-01, Class M10, 7.51%, 3/25/2050 (a) (j)	38,289	38,804
Series 2023-01, Class M10, 10.14%, 11/25/2053 (a) (j)	55,430	63,123
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2025-01, Class M1, 6.04%, 5/25/2055 (a) (j)	15,981	16,154
NW Re-REMIC TRUST Series 2021-FRR1, Class BK88, 2.59%, 12/18/2051 ‡ (a) (j)	8,882	7,737
PRM7 Trust Series 2025-PRM7, Class E, 6.62%, 11/10/2042 (a) (j)	13,390	13,224
PSA Trust Series 2026-STOR, Class B, 5.86%, 8/15/2031 (a) (j)	25,260	25,275
RFT TRUST
Series 2024-2, Class A1, 7.11%, 9/27/2028 (a) (i)	20,379	20,263
Series 2024-2, Class A2, 8.81%, 9/27/2028 (a) (i)	33,325	33,108
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	15,550	15,603
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.20%, 2/13/2053 (a) (j)	50,336	1,561
Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	30,590	26,585
SMRT Series 2022-MINI, Class E, 6.34%, 1/15/2039 (a) (j)	3,000	2,994
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.22%, 3/15/2045 (a) (j)	5,887	5,364
WHARF Commercial Mortgage Trust Series 2025-DC, Class D, 6.61%, 7/15/2040 (a) (j)	6,095	6,170
Total Commercial Mortgage-Backed Securities (Cost $2,939,729)		2,901,139
Collateralized Mortgage Obligations — 3.8%
ABL
Series 2024-RTL1, Class A1, 6.08%, 9/25/2029 (a) (i)	9,350	9,354
Series 2025-RTL1, Class A1, 6.04%, 6/25/2030 (a) (i)	39,010	39,068
Series 2025-RTL1, Class A2, 8.02%, 6/25/2030 (a) (i)	12,000	12,030
Al Series 2026-1B, 5.59%, 10/25/2029 ‡	40,000	40,000
Alternative Loan Trust
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	—	—
Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	9	9
Series 2004-22CB, Class 1A1, 6.00%, 10/25/2034	143	144
Series 2005-23CB, Class A2, 5.50%, 7/25/2035	101	79
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	402	293
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	264	138
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	109	48
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (j)	—	—
Anchor Mortgage Trust Series 2025-RTL1, Class M1, 7.96%, 5/25/2040 (a) (j)	7,600	7,569
Banc of America Alternative Loan Trust Series 2004-6, Class 4A1, 5.00%, 7/25/2019	9	7
Banc of America Funding Trust
Series 2005-5, Class 3A5, 5.50%, 8/25/2035	407	396
Series 2005-7, Class 30, PO, 11/25/2035	16	16
Banc of America Mortgage Trust Series 2004-F, Class 1A1, 5.32%, 7/25/2034 (j)	25	24
Bear Stearns ARM Trust Series 2003-7, Class 3A, 6.24%, 10/25/2033 (j)	7	7
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2024-RTL1, Class A2, 8.34%, 10/25/2029 ‡ (a) (i)	8,691	8,731
Chase Mortgage Finance Trust Series 2007-A2, Class 2A1, 6.02%, 6/25/2035 (j)	149	149
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A25, 5.75%, 4/25/2034	44	43
Series 2004-5, Class 2A9, 5.25%, 5/25/2034	45	43
Series 2005-22, Class 2A1, 4.81%, 11/25/2035 (j)	101	85
Citigroup Mortgage Loan Trust
Series 2004-UST1, Class A3, 6.41%, 8/25/2034 (j)	21	21
Series 2004-HYB4, Class AA, 4.11%, 12/25/2034 (j)	13	13
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland) Series 2005-7, Class 5A1, 4.75%, 8/25/2020	1	—
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 6A13, 5.50%, 11/25/2035	166	56
Series 2005-10, Class 10A4, 6.00%, 11/25/2035	194	41
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

CVS Pass-Through Trust
Series 2009, 8.35%, 7/10/2031 (a)	152	163
5.77%, 1/10/2033 (a)	209	206
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-2, Class HB, 3.00%, 8/25/2056 (i)	12,000	9,371
Series 2017-4, Class MT, 3.50%, 6/25/2057	7,260	6,480
Series 2018-4, Class HZ, 3.00%, 3/25/2058	13,151	9,020
Series 2019-3, Class MT, 3.50%, 10/25/2058	31,082	27,409
Series 2019-3, Class M55D, 4.00%, 10/25/2058	11,089	10,396
Series 2019-4, Class MB, 3.00%, 2/25/2059	41,680	29,845
Series 2020-1, Class MB, 2.50%, 8/25/2059	31,961	23,111
Series 2021-1, Class BXS, 11.55%, 9/25/2060 (a) (j)	10,062	7,380
Series 2021-2, Class BXS, 13.02%, 11/25/2060 (a) (j)	4,699	3,424
Series 2022-1, Class MTU, 3.25%, 11/25/2061	24,073	20,206
Series 2023-1, Class MT, 3.00%, 10/25/2062	20,569	16,904
Series 2024-2, Class MT, 3.50%, 5/25/2064	34,919	30,015
FHLMC, REMIC
Series 4030, Class IL, IO, 3.50%, 4/15/2027	1	—
Series 4060, Class TB, 2.50%, 6/15/2027	473	470
Series 2022, Class PE, 6.50%, 1/15/2028	1	1
Series 2036, Class PG, 6.50%, 1/15/2028	6	6
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	2	—
Series 2091, Class PG, 6.00%, 11/15/2028	25	25
Series 2116, Class ZA, 6.00%, 1/15/2029	6	6
Series 2148, Class ZA, 6.00%, 4/15/2029	2	2
Series 2995, Class FT, 4.00%, 5/15/2029 (j)	12	12
Series 2530, Class SK, IF, IO, 4.35%, 6/15/2029 (j)	41	2
Series 2201, Class C, 8.00%, 11/15/2029	2	2
Series 3648, Class CY, 4.50%, 3/15/2030	69	68
Series 2293, Class ZA, 6.00%, 3/15/2031	9	9
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	101

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2310, Class Z, 6.00%, 4/15/2031	2	2
Series 2313, Class LA, 6.50%, 5/15/2031	1	1
Series 2325, Class JO, PO, 6/15/2031	13	12
Series 2330, Class PE, 6.50%, 6/15/2031	25	26
Series 2410, Class QB, 6.25%, 2/15/2032	59	59
Series 2534, Class SI, IF, 11.31%, 2/15/2032 (j)	7	8
Series 2427, Class GE, 6.00%, 3/15/2032	160	163
Series 2430, Class WF, 6.50%, 3/15/2032	108	111
Series 2594, Class IV, IO, 7.00%, 3/15/2032	17	1
Series 2643, Class SA, IF, 21.12%, 3/15/2032 (j)	2	2
Series 2466, Class DH, 6.50%, 6/15/2032	12	12
Series 4146, Class KI, IO, 3.00%, 12/15/2032	1,276	80
Series 2543, Class YX, 6.00%, 12/15/2032	71	73
Series 2557, Class HL, 5.30%, 1/15/2033	36	35
Series 2586, IO, 6.50%, 3/15/2033	64	5
Series 2610, Class UI, IO, 6.50%, 5/15/2033	57	6
Series 2764, Class S, IF, 4.37%, 7/15/2033 (j)	9	8
Series 2656, Class AC, 6.00%, 8/15/2033	27	28
Series 2733, Class SB, IF, 4.63%, 10/15/2033 (j)	72	70
Series 3005, Class PV, IF, 6.83%, 10/15/2033 (j)	—	—
Series 2699, Class W, 5.50%, 11/15/2033	65	66
Series 3611, PO, 7/15/2034	17	15
Series 2845, Class QH, 5.00%, 8/15/2034	49	48
Series 2912, Class EH, 5.50%, 1/15/2035	276	279
Series 3059, Class B, 5.00%, 2/15/2035	—	—
Series 2980, Class QB, 6.50%, 5/15/2035	9	9
Series 3031, Class BN, IF, 6.96%, 8/15/2035 (j)	141	135
Series 3117, Class EO, PO, 2/15/2036	33	29
Series 3134, PO, 3/15/2036	11	9
Series 3152, Class MO, PO, 3/15/2036	65	57
Series 3184, Class YO, PO, 3/15/2036	159	138
Series 3138, PO, 4/15/2036	14	12
Series 3187, Class Z, 5.00%, 7/15/2036	323	321
Series 3542, Class TN, IF, 6.00%, 7/15/2036 (j)	7	7
Series 3201, Class IN, IF, IO, 2.50%, 8/15/2036 (j)	55	3
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3202, Class HI, IF, IO, 2.90%, 8/15/2036 (j)	227	16
Series 3855, Class AM, 6.50%, 11/15/2036	25	26
Series 3274, Class B, 6.00%, 2/15/2037	42	43
Series 3292, Class DO, PO, 3/15/2037	18	16
Series 3305, Class IW, IF, IO, 2.70%, 4/15/2037 (j)	89	4
Series 3306, Class TC, IF, 5.96%, 4/15/2037 (j)	7	6
Series 3306, Class TB, IF, 6.50%, 4/15/2037 (j)	7	7
Series 3331, PO, 6/15/2037	17	15
Series 3605, Class NC, 5.50%, 6/15/2037	193	196
Series 3383, Class OP, PO, 11/15/2037	29	25
Series 3409, Class DB, 6.00%, 1/15/2038	128	132
Series 3546, Class A, 5.87%, 2/15/2039 (j)	25	25
Series 3531, Class SM, IF, IO, 2.35%, 5/15/2039 (j)	9	—
Series 3572, Class JS, IF, IO, 3.05%, 9/15/2039 (j)	15	1
Series 3592, Class BZ, 5.00%, 10/15/2039	772	768
Series 3609, Class SA, IF, IO, 2.59%, 12/15/2039 (j)	110	5
Series 3610, Class CA, 4.50%, 12/15/2039	63	62
Series 3653, Class HJ, 5.00%, 4/15/2040	32	32
Series 3677, Class PB, 4.50%, 5/15/2040	415	412
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (j)	66	63
Series 4796, Class CZ, 4.00%, 5/15/2048	8,725	8,040
Series 4830, Class WZ, 4.00%, 9/15/2048	8,802	8,101
Series 4995, Class QE, 1.25%, 7/25/2050	28,489	21,693
Series 5354, PO, 10/25/2053	2,436	1,582
Series 5686, Class SD, IF, 3.97%, 8/25/2056 (j)	24,753	20,473
Series 5686, Class SN, IF, 3.97%, 8/25/2056 (j)	34,601	29,164
Series 5693, Class AS, IF, 4.14%, 8/25/2056 (j)	24,159	19,967
FHLMC, STRIPS
Series 186, PO, 8/1/2027	4	4
Series 262, Class 35, 3.50%, 7/15/2042	1,221	1,119
Series 279, Class 35, 3.50%, 9/15/2042	314	288
Series 323, Class 300, 3.00%, 1/15/2044	1,221	1,095
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 334, Class 300, 3.00%, 8/15/2044	1,173	1,049
Series 406, PO, 10/25/2053	9,523	7,845
FHLMC, Structured Pass-Through Certificates, Whole Loan Series T-76, Class 2A, 2.04%, 10/25/2037 (j)	154	139
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1, 4.79%, 9/25/2034 (j)	22	21
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.32%, 12/25/2034 (j)	28	28
FNMA Trust, Whole Loan
Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	5	5
Series 2003-W6, Class 1A41, 5.40%, 10/25/2042	51	52
Series 2004-W2, Class 1A, 6.00%, 2/25/2044	48	48
Series 2004-W9, Class 1A3, 6.05%, 2/25/2044	112	114
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	11	11
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	20	20
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	44	44
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	45,496	44,897
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, IO, 0.50%, 8/25/2041 (j)	4,260	11
Series 2002-T4, IO, 0.40%, 12/25/2041 (j)	10,991	250
Series 2002-T4, Class A2, 7.00%, 12/25/2041	131	135
Series 2002-T4, Class A4, 9.50%, 12/25/2041	225	243
Series 2002-T19, Class A1, 6.50%, 7/25/2042	193	199
Series 2002-T16, Class A2, 7.00%, 7/25/2042	252	265
Series 2004-T2, Class 1A3, 7.00%, 11/25/2043	65	66
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	68	68
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	86	88
Series 2004-T3, Class 14, IO, 0.62%, 2/25/2044 (j)	1,543	5
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA, REMIC
Series 1997-11, Class E, 7.00%, 3/18/2027	—	—
Series 1997-27, Class J, 7.50%, 4/18/2027	—	—
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	20	—
Series 1997-42, Class EG, 8.00%, 7/18/2027	1	1
Series 2013-13, Class IK, IO, 2.50%, 3/25/2028	364	5
Series 1999-47, Class JZ, 8.00%, 9/18/2029	8	8
Series 2000-8, Class Z, 7.50%, 2/20/2030	16	16
Series 2001-36, Class ST, IF, IO, 4.74%, 11/25/2030 (j)	27	2
Series 2001-14, Class Z, 6.00%, 5/25/2031	9	9
Series 2001-16, Class Z, 6.00%, 5/25/2031	11	11
Series 2001-72, Class SB, IF, IO, 3.74%, 12/25/2031 (j)	67	3
Series 2001-81, Class HE, 6.50%, 1/25/2032	126	129
Series 2002-19, Class SC, IF, 7.61%, 3/17/2032 (j)	—	—
Series 2002-56, Class PE, 6.00%, 9/25/2032	171	174
Series 2002-86, Class PG, 6.00%, 12/25/2032	119	121
Series 2012-148, Class IE, IO, 3.00%, 1/25/2033	1,315	79
Series 2003-25, Class KP, 5.00%, 4/25/2033	320	316
Series 2003-22, Class Z, 6.00%, 4/25/2033	94	96
Series 2003-47, Class PE, 5.75%, 6/25/2033	105	107
Series 2003-64, Class SX, IF, 4.41%, 7/25/2033 (j)	7	6
Series 2003-91, Class SD, IF, 6.24%, 9/25/2033 (j)	2	2
Series 2003-130, Class HZ, 6.00%, 1/25/2034	3,052	3,131
Series 2004-72, Class F, 4.26%, 9/25/2034 (j)	11	11
Series 2005-19, Class PB, 5.50%, 3/25/2035	555	563
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	103

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-42, Class PS, IF, 7.61%, 5/25/2035 (j)	1	1
Series 2005-51, Class MO, PO, 6/25/2035	16	10
Series 2005-53, Class CS, IF, IO, 2.94%, 6/25/2035 (j)	74	2
Series 2005-65, Class KO, PO, 8/25/2035	17	15
Series 2005-72, Class WS, IF, IO, 2.99%, 8/25/2035 (j)	26	1
Series 2005-84, Class XM, 5.75%, 10/25/2035	16	16
Series 2005-90, Class ES, IF, 7.48%, 10/25/2035 (j)	8	8
Series 2005-106, Class US, IF, 10.79%, 11/25/2035 (j)	4	4
Series 2006-9, Class KZ, 6.00%, 3/25/2036	76	78
Series 2006-22, Class AO, PO, 4/25/2036	37	33
Series 2006-27, Class OB, PO, 4/25/2036	328	271
Series 2006-27, Class OH, PO, 4/25/2036	7	6
Series 2006-20, Class IB, IF, IO, 2.83%, 4/25/2036 (j)	74	6
Series 2011-19, Class ZY, 6.50%, 7/25/2036	66	69
Series 2006-77, Class PC, 6.50%, 8/25/2036	29	30
Series 2006-110, PO, 11/25/2036	36	31
Series 2006-128, PO, 1/25/2037	41	35
Series 2007-10, Class Z, 6.00%, 2/25/2037	13	14
Series 2007-22, Class SC, IF, IO, 2.32%, 3/25/2037 (j)	4	—
Series 2007-54, Class IB, IF, IO, 2.65%, 6/25/2037 (j)	1,244	109
Series 2007-109, Class YI, IF, IO, 2.69%, 12/25/2037 (j)	626	54
Series 2008-91, Class SI, IF, IO, 2.24%, 3/25/2038 (j)	110	3
Series 2010-70, Class SA, IF, IO, 6.00%, 4/25/2038 (j)	264	35
Series 2008-62, Class SM, IF, IO, 2.44%, 7/25/2038 (j)	231	12
Series 2009-29, Class LA, 1.05%, 5/25/2039 (j)	131	118
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	76	10
Series 2009-112, Class ST, IF, IO, 2.49%, 1/25/2040 (j)	142	11
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2009-112, Class SW, IF, IO, 2.49%, 1/25/2040 (j)	93	7
Series 2010-10, Class NT, 5.00%, 2/25/2040	350	349
Series 2010-49, Class SC, IF, 5.14%, 3/25/2040 (j)	49	46
Series 2010-35, Class SB, IF, IO, 2.66%, 4/25/2040 (j)	132	7
Series 2010-129, Class PZ, 4.50%, 11/25/2040	1,260	1,166
Series 2011-126, Class KB, 4.00%, 12/25/2041	3,964	3,849
Series 2016-33, Class JA, 3.00%, 7/25/2045	4,898	4,578
Series 2016-38, Class NA, 3.00%, 1/25/2046	4,055	3,732
Series 2007-71, Class GZ, 6.00%, 7/25/2047	51	52
Series 2019-20, Class H, 3.50%, 5/25/2049	4,950	4,404
Series 2025-18, Class MA, 0.50%, 9/25/2054	58,409	48,916
Series 2026-40, Class DT, 0.25%, 6/25/2056	23,234	18,474
Series 2026-55, Class CS, IF, 4.65%, 7/25/2056 (j)	16,218	13,640
FNMA, REMIC Trust, Whole Loan
Series 2002-W7, Class 1, IO, 0.84%, 6/25/2029 (j)	1,573	25
Series 2001-W3, Class A, 7.00%, 9/25/2041 (j)	69	67
Series 2002-W10, IO, 0.91%, 8/25/2042 (j)	879	35
Series 2003-W4, Class 2A, 5.20%, 10/25/2042 (j)	34	33
Series 2004-W11, Class 11, IO, 0.34%, 5/25/2044 (j)	5,409	186
FNMA, STRIPS
Series 313, Class 1, PO, 6/25/2031	132	121
Series 380, Class S36, IF, IO, 4.14%, 7/25/2037 (j)	48	6
Series 383, Class 68, IO, 6.50%, 9/25/2037	29	6
Series 383, Class 86, IO, 7.00%, 9/25/2037 (j)	18	3
Series 383, Class 69, IO, 6.50%, 10/25/2037 (j)	41	7
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 4.00%, 6/19/2035 (j)	15	14
GNMA
Series 2014-60, Class W, 4.10%, 2/20/2029 (j)	32	32
Series 2003-52, Class SB, IF, 4.98%, 6/16/2033 (j)	17	16
Series 2003-101, Class SK, IF, IO, 2.81%, 10/17/2033 (j)	208	1
Series 2004-2, Class SA, IF, 6.53%, 1/16/2034 (j)	71	71
Series 2004-19, Class KE, 5.00%, 3/16/2034	599	598
Series 2004-90, Class SI, IF, IO, 2.33%, 10/20/2034 (j)	111	1
Series 2010-31, Class SK, IF, IO, 2.33%, 11/20/2034 (j)	75	—
Series 2004-105, Class SN, IF, IO, 2.33%, 12/20/2034 (j)	249	1
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	18	2
Series 2006-26, Class S, IF, IO, 2.73%, 6/20/2036 (j)	208	1
Series 2006-33, Class PK, 6.00%, 7/20/2036	62	63
Series 2009-81, Class A, 5.75%, 9/20/2036	31	31
Series 2007-7, Class EI, IF, IO, 2.43%, 2/20/2037 (j)	303	14
Series 2007-9, Class CI, IF, IO, 2.43%, 3/20/2037 (j)	202	9
Series 2007-17, Class JO, PO, 4/16/2037	23	18
Series 2007-16, Class KU, IF, IO, 2.88%, 4/20/2037 (j)	186	1
Series 2007-22, Class PK, 5.50%, 4/20/2037	316	318
Series 2007-26, Class SC, IF, IO, 2.43%, 5/20/2037 (j)	64	—
Series 2007-24, Class SA, IF, IO, 2.74%, 5/20/2037 (j)	290	9
Series 2009-16, Class SJ, IF, IO, 3.03%, 5/20/2037 (j)	312	8
Series 2008-34, Class OC, PO, 6/20/2037	64	48
Series 2009-106, Class XL, IF, IO, 2.98%, 6/20/2037 (j)	87	2
Series 2009-79, Class OK, PO, 11/16/2037	45	37
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-67, Class SI, IF, IO, 2.74%, 11/20/2037 (j)	62	—
Series 2008-40, Class SA, IF, IO, 2.65%, 5/16/2038 (j)	163	4
Series 2008-40, Class PS, IF, IO, 2.75%, 5/16/2038 (j)	76	3
Series 2008-50, Class SA, IF, IO, 2.46%, 6/20/2038 (j)	488	20
Series 2008-49, Class PH, 5.25%, 6/20/2038	342	341
Series 2008-55, Class PL, 5.50%, 6/20/2038	322	321
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	131	1
Series 2009-75, Class IY, IO, 5.50%, 6/20/2039	22	—
Series 2009-72, Class SM, IF, IO, 2.50%, 8/16/2039 (j)	103	5
Series 2010-157, Class OP, PO, 12/20/2040	107	92
Series 2015-157, Class GA, 3.00%, 1/20/2045	152	146
Series 2025-6, Class GA, 3.50%, 1/20/2048	49,241	46,470
Series 2022-83, Class GZ, 3.00%, 5/20/2052	16,403	13,037
Series 2012-H11, Class FA, 4.48%, 2/20/2062 (j)	429	430
Series 2012-H18, Class FA, 4.33%, 8/20/2062 (j)	52	52
Series 2013-H04, Class BA, 1.65%, 2/20/2063	5	5
Series 2013-H20, Class FB, 4.78%, 8/20/2063 (j)	119	120
Series 2013-H23, Class FA, 5.08%, 9/20/2063 (j)	127	128
Series 2015-H02, Class HA, 2.50%, 1/20/2065	67	64
Series 2015-H04, Class FL, 4.21%, 2/20/2065 (j)	619	618
Series 2015-H23, Class FB, 4.30%, 9/20/2065 (j)	642	642
Series 2015-H32, Class FH, 4.44%, 12/20/2065 (j)	78	78
Series 2016-H16, Class FD, 4.92%, 6/20/2066 (j)	1,040	1,046
Series 2016-H17, Class FC, 4.61%, 8/20/2066 (j)	809	813
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	105

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2017-H08, Class XI, IO, 2.21%, 3/20/2067 (j)	3,018	141
Series 2017-H11, Class XI, IO, 1.93%, 5/20/2067 (j)	10,697	394
Series 2017-H14, Class XI, IO, 1.69%, 6/20/2067 (j)	4,703	126
Series 2017-H14, Class AI, IO, 2.11%, 6/20/2067 (j)	3,452	151
Series 2017-H23, Class FA, 4.26%, 10/20/2067 (j)	4,012	4,005
Series 2019-H09, Class FA, 4.28%, 5/20/2069 (j)	3,564	3,558
Series 2021-H10, Class AF, 5.14%, 6/20/2071 (j)	22,168	22,700
GS Mortgage-Backed Securities Trust Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (a) (i)	18,190	17,431
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	25	25
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	26	25
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	37	37
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	12	12
Series 2005-5F, Class 8A1, 4.28%, 6/25/2035 (j)	6	6
Series 2005-5F, Class 8A3, 4.28%, 6/25/2035 (j)	4	3
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 9.14%, 10/25/2034 (a) (j)	8,415	8,607
ICAP Trust Series 2025-RTL1, Class A1, 6.47%, 7/25/2030 (a) (i)	20,000	20,099
Impac CMB Trust
Series 2004-10, Class 3A1, 4.48%, 3/25/2035 (j)	55	54
Series 2004-10, Class 3A2, 4.58%, 3/25/2035 (j)	36	35
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	3	2
JPMorgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	14	13
Series 2006-A2, Class 5A3, 6.27%, 11/25/2033 (j)	15	15
Series 2006-A2, Class 4A1, 6.01%, 8/25/2034 (j)	36	37
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-S1, Class 3A1, 5.50%, 9/25/2034	13	13
Series 2004-S2, Class 4A5, 6.00%, 11/25/2034	141	126
Series 2007-A1, Class 5A2, 5.80%, 7/25/2035 (j)	9	9
LOANDEPOT GMSR Master Trust Series 2025-GT2, Class A, 6.79%, 7/16/2030 (a) (j)	20,000	20,034
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 6.00%, 4/21/2034 (j)	9	9
MASTR Alternative Loan Trust
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	118	114
Series 2004-6, Class 6A1, 6.50%, 7/25/2034	130	129
Series 2004-7, Class 30, PO, 8/25/2034	11	8
Series 2004-7, Class 3A1, 6.50%, 8/25/2034	7	7
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2004-6, Class 3A1, 5.25%, 7/25/2019 ‡	—	—
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	16	13
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (a)	6	4
Merrill Lynch Mortgage Investors Trust
Series 2004-C, Class A2, 4.91%, 7/25/2029 (j)	12	12
Series 2004-D, Class A3, 5.73%, 9/25/2029 (j)	5	5
MFA Trust Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (a) (i)	9,781	9,793
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.65%, 4/25/2034 (j)	67	65
Series 2004-7AR, Class 2A6, 5.16%, 9/25/2034 (j)	17	17
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (j)	49	42
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (i)	8,793	8,801
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (i)	15,200	15,165
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (a) (i)	47,769	47,403
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (i)	8,452	8,449
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	37	35
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	19	19
PRPM LLC Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (a) (i)	2,403	2,365
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 10.39%, 9/25/2032 (a) (j)	5,682	5,838
RALI Trust Series 2005-QS5, Class A4, 5.75%, 4/25/2035	443	383
Residential Asset Securitization Trust
Series 2003-A8, Class A1, 3.75%, 10/25/2018	8	7
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	82	36
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 ‡ (a)	8	7
Seasoned Credit Risk Transfer Trust
Series 2025-1, Class MTU, 3.25%, 11/25/2064	22,784	19,115
Series 2025-2, Class MTU, 3.25%, 6/25/2065	32,802	27,115
Seasoned Loans Structured Transaction Trust Series 2024-2, Class VF, 4.89%, 10/25/2034 (a) (j)	30,274	30,924
Sequoia Mortgage Trust Series 2004-8, Class A2, 5.01%, 9/20/2034 (j)	80	76
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A, 4.82%, 10/25/2034 (j)	10	9
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-26A, Class 3A5, 4.95%, 9/25/2033 (j)	153	149
Series 2003-37A, Class 2A, 5.03%, 12/25/2033 (j)	24	23
Series 2003-37A, Class 1A, 5.37%, 12/25/2033 (j)	318	317
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (a) (i)	401	399
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (j)	31,845	27,942
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	29,122	24,148
Vendee Mortgage Trust
Series 1998-1, Class 2E, 7.00%, 3/15/2028	74	74
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	14	14
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 4.99%, 8/25/2033 (j)	38	37
Series 2003-AR9, Class 1A6, 5.18%, 9/25/2033 (j)	29	29
Series 2004-AR3, Class A1, 4.87%, 6/25/2034 (j)	11	11
Series 2004-AR3, Class A2, 4.87%, 6/25/2034 (j)	104	98
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	85	82
Series 2004-AR11, Class A, 5.67%, 10/25/2034 (j)	46	42
Series 2005-AR2, Class 2A21, 4.44%, 1/25/2045 (j)	8	8
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	175	160
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA1, Class 2A, 7.00%, 3/25/2034	63	63
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-K, Class 1A2, 6.11%, 7/25/2034 (j)	18	19
Series 2004-U, Class A1, 6.50%, 10/25/2034 (j)	44	43
Total Collateralized Mortgage Obligations (Cost $1,029,232)		982,203
Foreign Government Securities — 1.3%
Arab Republic of Egypt
7.60%, 3/1/2029 (g)	1,400	1,443
8.63%, 2/4/2030 (a)	1,613	1,718
5.88%, 2/16/2031 (g)	1,600	1,550
7.63%, 5/29/2032 (g)	4,900	5,021
9.45%, 2/4/2033 (a)	1,938	2,139
7.30%, 9/30/2033 (g)	2,500	2,494
7.63%, 5/20/2034 (a)	8,841	8,850
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	107

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
8.50%, 1/31/2047 (g)	5,800	5,556
8.70%, 3/1/2049 (g)	2,500	2,425
8.88%, 5/29/2050 (g)	3,600	3,540
Argentine Republic
4.12%, 7/9/2035 (i)	29,440	22,264
3.50%, 7/9/2041 (i)	17,800	12,553
Benin Government Bond 7.96%, 2/13/2038 (a)	4,189	4,437
Commonwealth of the Bahamas 8.25%, 6/24/2036 (a)	4,143	4,574
Dominican Republic Government Bond
6.00%, 2/22/2033 (a)	4,043	4,032
6.00%, 2/22/2033 (g)	2,743	2,736
5.88%, 1/30/2060 (a)	3,545	3,033
Federal Republic of Nigeria
6.13%, 9/28/2028 (a)	2,985	2,988
9.13%, 1/13/2046 (a)	9,070	9,966
Federative Republic of Brazil 7.13%, 5/13/2054	5,000	4,807
Hashemite Kingdom of Jordan
5.75%, 11/12/2032 (a)	9,292	9,083
7.38%, 10/10/2047 (g)	4,000	3,906
Islamic Republic of Pakistan
7.38%, 4/8/2031 (a)	9,000	9,034
8.88%, 4/8/2051 (a)	8,000	8,050
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	5,450	5,841
Plurinational State of Bolivia 9.45%, 5/14/2031 (a)	5,100	5,067
Republic of Angola
8.00%, 11/26/2029 (a)	657	673
9.88%, 10/15/2035 (a)	4,800	5,063
9.88%, 3/31/2037 (a)	3,700	3,837
Republic of Colombia
6.13%, 1/21/2031	2,669	2,673
7.50%, 2/2/2034	1,491	1,563
7.75%, 11/7/2036	2,090	2,221
Republic of Congo
8.75%, 4/16/2032 (a)	7,020	7,246
9.50%, 5/26/2036 (g)	6,460	6,256
9.50%, 4/16/2037 (a)	3,750	3,914
Republic of Costa Rica 7.30%, 11/13/2054 (a)	2,925	3,161
Republic of Cote d'Ivoire
6.13%, 6/15/2033 (g)	8,166	8,074
8.08%, 4/1/2036 (a)	6,350	6,880
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

8.25%, 1/30/2037 (a)	1,468	1,598
6.75%, 2/25/2041 (a)	7,483	7,129
Republic of Ecuador
8.75%, 1/29/2034 (a)	3,556	3,546
6.90%, 7/31/2035 (a) (i)	15,557	14,223
9.25%, 1/29/2039 (a)	13,681	13,825
5.50%, 7/31/2040 (a) (i)	6,311	5,158
Republic of El Salvador 9.65%, 11/21/2054 (a)	8,725	9,896
Republic of Honduras 8.63%, 11/27/2034 (a)	4,900	5,632
Republic of Kenya
9.50%, 3/5/2036 (a)	7,034	7,411
8.80%, 10/9/2038 (a)	5,750	5,730
Republic of Paraguay 5.40%, 3/30/2050 (g)	8,431	7,408
Republic of South Africa
7.10%, 11/19/2036 (a)	7,049	7,521
7.30%, 4/20/2052	2,000	1,984
7.95%, 11/19/2054 (a)	6,371	6,740
7.25%, 12/11/2055 (a)	4,998	4,875
Republic of Srpska International Government Bond 6.38%, 5/8/2033 (a)	EUR2,350	2,680
Romania Government Bond 6.00%, 9/24/2044 (a)	EUR8,293	8,967
Suriname Government International Bond
7.70%, 11/6/2030 (a)	5,190	5,338
8.50%, 11/6/2035 (a)	8,515	9,181
Total Foreign Government Securities (Cost $315,976)		327,510
Loan Assignments — 0.9% (o)
Aerospace & Defense — 0.0% ^
BCPE Lightning Buyer, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.00%), 3.00%, 7/25/2033 (c) (p)	441	443
TransDigm, Inc., 1st Lien Term Loan J (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 2/28/2031 (c)	375	376
TransDigm, Inc., 1st Lien Term Loan K (1-MONTH CME TERM SOFR + 2.25%), 5.94%, 3/22/2030 (c)	5,948	5,960
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Aerospace & Defense — continued
TransDigm, Inc., 1st Lien Term Loan M (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 8/19/2032 (c) (p)	345	346
VSE Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.69%, 5/5/2033 (c)	1,524	1,532
		8,657
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 5.69%, 1/31/2031 (c)	6,332	6,343
Building Products — 0.1%
EMRLD Borrower LP, 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 2.25%), 5.94%, 5/31/2030 (c)	8,737	8,758
(3-MONTH CME TERM SOFR + 2.25%), 6.07%, 8/4/2031 (c)	1,100	1,102
MIWD Holdco II LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 6.44%, 3/28/2031 (c)	4,298	4,245
Quikrete Holdings, Inc., 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 2.25%), 5.94%, 3/19/2029 (c)	5,070	5,080
(1-MONTH CME TERM SOFR + 2.25%), 5.94%, 2/10/2032 (c) (p)	4,325	4,329
		23,514
Chemicals — 0.1%
Axalta Coating Systems US Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 1.75%), 5.48%, 12/20/2029 (c)	3,747	3,747
INEOS US Finance LLC, 1st Lien Term Loan B (Luxembourg) (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 2/18/2030 (c)	5,059	4,771
SCIH Salt Holdings, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.75%), 6.50%, 7/30/2031 (c)	1,815	1,806
Stonepeak Motion Finco LLC, 1st Lien Term Loan B (Cayman Islands) (12-MONTH CME TERM SOFR + 3.00%), 3.00%, 6/24/2033 (c) (p)	2,775	2,785
		13,109
Commercial Services & Supplies — 0.0% ^
Allied Universal Holdco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 8/20/2032 (c)	950	954
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Staples Distribution & Retail — 0.0% ^
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (PIK), 11.50%, 12/31/2028 ‡ (b) (j)	40	38
Moran Foods LLC, 1st Lien Term Loan B
(3-MONTH CME TERM SOFR + 7.25% (PIK) + 3.86% (Cash)), 14.92%, 12/29/2028 ‡ (b) (c)	1,124	—
(3-MONTH CME TERM SOFR + 7.25% (PIK) + 3.86% (Cash) + 0.10% (CAS)), 15.01%, 12/29/2028 ‡ (b) (j)	1,648	351
Moran Foods LLC, Term Loan A (3-MONTH CME TERM SOFR + 2.50% (PIK) + 3.75% (Cash)), 10.05%, 1/2/2029 ‡ (b) (c)	317	301
Moran Foods LLC, Term Loan B (3-MONTH CME TERM SOFR + 8.50% (PIK) + 1.00% (Cash)), 13.30%, 1/2/2029 ‡ (b) (c)	303	288
		978
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.94%, 1/26/2033 (c)	1,798	1,802
Mauser Packaging Solutions Holding Co., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.21%, 4/15/2030 (c) (p)	930	929
		2,731
Diversified Consumer Services — 0.0% ^
Belron Finance 2019 LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.76%, 10/16/2031 (c) (p)	950	951
Wand NewCo 3, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 1/30/2031 (c)	3,456	3,445
		4,396
Electronic Equipment, Instruments & Components — 0.0% ^
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.24%, 12/2/2031 (c) (p)	895	899
Sanmina Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.46%, 10/27/2032 (c)	865	867
		1,766
Financial Services — 0.0% ^
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.67%, 4/16/2029 (c)	1,446	1,442
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	109

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Ground Transportation — 0.1%
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 8/15/2030 (c)	3,302	3,302
GB AIT Buyer, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 8.07%, 4/29/2033 (c)	925	926
Genesee & Wyoming, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 5.48%, 4/10/2031 (c)	6,288	6,279
		10,507
Health Care Providers & Services — 0.0% ^
Charlotte Buyer, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 8.14%, 6/30/2031 (c) (p)	940	942
Hotels, Restaurants & Leisure — 0.0% ^
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.69%, 3/14/2031 (c)	1,923	1,927
Independent Power and Renewable Electricity Producers — 0.0% ^
Talen Energy Supply LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.50%), 5.32%, 11/25/2032 (c)	1,172	1,162
Insurance — 0.1%
Asurion LLC, 1st Lien Term Loan B-13 (3-MONTH CME TERM SOFR + 4.25%), 8.07%, 9/19/2030 (c)	1,044	1,035
Asurion LLC, 1st Lien Term Loan B-14 (3-MONTH CME TERM SOFR + 3.75%), 7.57%, 2/23/2033 (c)	3,487	3,338
HUB International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 6/20/2030 (c)	4,342	4,352
USI, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 9/27/2030 (c)	5,183	5,184
		13,909
IT Services — 0.0% ^
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.50%), 6.23%, 2/3/2031 (c)	4,768	4,756
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

IT Services — continued
MH Sub I LLC, 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 4.25%), 7.94%, 5/3/2028 (c)	1,429	1,412
(1-MONTH CME TERM SOFR + 4.25%), 7.94%, 12/31/2031 (c)	2,419	2,248
		8,416
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan, 0.00%, 12/31/2026 ‡ (h) (j)	122	1
Machinery — 0.0% ^
LSF12 Helix Parent LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.19%, 2/10/2033 (c)	935	934
Terex Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.44%, 10/8/2031 (c)	2,592	2,597
		3,531
Media — 0.1%
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 5.73%, 12/9/2030 (c)	8,297	8,199
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 7.80%, 8/23/2028 (c) (p)	2,196	2,198
		10,397
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, 1st Lien Term Loan B-7 (1-MONTH CME TERM SOFR + 1.75%), 5.44%, 11/22/2032 (c)	8,470	8,488
Colossus Acquireco LLC, 1st Lien Term Loan B (1-Day CME TERM SOFR + 1.75%), 5.37%, 1/31/2033 (c)	900	897
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 8/16/2030 (c)	4,388	4,391
		13,776
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 4/20/2028 (c)	7,768	7,764
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Personal Care Products — 0.0% ^
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.55%, 5/17/2028 (c)	3,647	3,239
KDC/ONE Development Corp., Inc., 1st Lien Term Loan B (Canada) (1-MONTH CME TERM SOFR + 4.50%), 8.19%, 8/15/2031 (c)	3,499	3,513
		6,752
Pharmaceuticals — 0.0% ^
1261229 BC Ltd., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.25%), 9.94%, 10/8/2030 (c)	2,332	2,317
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.46%, 10/29/2032 (c)	1,507	1,507
		3,824
Professional Services — 0.1%
First Advantage Holdings LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 6.48%, 10/31/2031 (c)	900	899
WEC US Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.71%, 1/27/2031 (c)	12,608	12,606
		13,505
Semiconductors & Semiconductor Equipment — 0.0% ^
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.35%), 6.86%, 2/1/2029 (c)	10,125	10,159
Software — 0.2%
AthenaHealth Group, Inc., 1st Lien Term Loan A (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 2/16/2032 (c) (p)	4,548	4,543
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.44%, 11/25/2031 (c)	8,030	7,969
Genesys Cloud Services, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 1/30/2032 (c)	9,830	9,586
Icon Parent I, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 6.45%, 11/13/2031 (c)	6,509	6,231
UKG, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.07%, 2/10/2031 (c)	9,195	8,933
		37,262
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialty Retail — 0.0% ^
AWS Claire's LLC, 1st Lien Term Loan B, 10.00%, 9/18/2030 ‡	119	119
Petco Health & Wellness Co., Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 7.98%, 1/31/2031 (c)	3,131	3,127
PetSmart LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 7.69%, 8/18/2032 (c) (p)	843	848
White Cap Supply Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 10/19/2029 (c)	5,610	5,607
		9,701
Textiles, Apparel & Luxury Goods — 0.0% ^
Varsity Brands, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 6.48%, 8/26/2031 (c) (p)	4,831	4,832
Trading Companies & Distributors — 0.0% ^
QXO Building Products, Inc., 1st Lien Term Loan B
(12-MONTH CME TERM SOFR + 2.00%), 5.68%, 4/30/2032 (c)	475	474
(1-MONTH CME TERM SOFR + 2.00%), 5.69%, 7/1/2033 (c) (p)	1,525	1,523
		1,997
Total Loan Assignments (Cost $228,707)		224,254
Municipal Bonds — 0.1% (q)
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041	855	848
Virginia — 0.1%
FHLMC Multifamily ML Certificates Series 2017-ML03 B, Class B, Zero Coupon, 5/25/2033 (a)	23,057	13,741
Total Municipal Bonds (Cost $14,898)		14,589
	SHARES (000)
Common Stocks — 0.0% ^
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	7,629,209	7
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	111

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Broadline Retail — continued
MYT Holding LLC ‡ *	935	234
NMG Parent LLC, Escrow ‡ *	9	—
		241
Containers & Packaging — 0.0% ^
Ardagh Holdings SA ‡ * (a)	69	448
Financial Services — 0.0% ^
ACC Claims Holdings LLC ‡ *	1,551	3
Keenova Therapeutics plc	16	1,552
Par Health, Inc.	16	98
		1,653
Health Care Equipment & Supplies — 0.0% ^
New Evhc Physical Equity *	4	71
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc. *	502	1,191
iHeartMedia, Inc., Class A *	127	344
		1,535
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. *	21	3,832
Total Common Stocks (Cost $6,944)		7,780
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ($1 par value) ‡ (Cost $1,987)	2,070	2,708
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Media — 0.0% ^
SES SA (Luxembourg) ‡ * (Cost $—) (k)	70	1,042
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 6.2%
Investment Companies — 6.2%
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (r) (s) (Cost $1,580,892)	1,580,770	1,580,928
Total Investments — 100.7% (Cost $26,685,241)		25,802,978
Liabilities in Excess of Other Assets — (0.7)%		(177,024)
NET ASSETS — 100.0%		25,625,954

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2026.
CAS	Credit Adjustment Spread
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Income Funds	August 31, 2026

REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2026 is $32,468 or 0.13% of the Fund’s
net assets as of August 31, 2026.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2026.

(g)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(h)	Defaulted security.
(i)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2026.

(j)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2026.

(k)	Value is zero.
(l)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(m)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(n)	The rate shown is the effective yield as of August 31, 2026.
(o)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(p)	All or a portion of this security is unsettled as of August 31, 2026. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(q)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(r)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(s)	The rate shown is the current yield as of August 31, 2026.
Futures contracts outstanding as of August 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	5,705	12/21/2026	USD	614,714	(3,441)
U.S. Treasury 10 Year Ultra Note	2,044	12/21/2026	USD	223,850	(1,616)
U.S. Treasury Long Bond	1,716	12/21/2026	USD	186,615	(43)
U.S. Treasury Ultra Bond	10,626	12/21/2026	USD	1,170,852	141
U.S. Treasury 2 Year Note	5,378	12/31/2026	USD	1,103,961	(2,945)
U.S. Treasury 5 Year Note	5,994	12/31/2026	USD	633,866	(2,747)
					(10,651)

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	113

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
Abbreviations
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of August 31, 2026 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	12,698	EUR	10,842	BNP Paribas	9/30/2026	90
Total unrealized appreciation						90
Net unrealized appreciation						90

Abbreviations
EUR	Euro
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Income Funds	August 31, 2026

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 85.1% (a)
Aerospace & Defense — 3.5%
BCPE Lightning Buyer, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.00%), 3.00%, 7/25/2033 (b) (c)	407	408
Bleriot US Bidco, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 10/31/2030 (c)	783	785
Goat Holdco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 1/27/2032 (c)	632	633
Karman Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.06%, 4/1/2032 (c)	955	958
TransDigm, Inc., 1st Lien Term Loan J (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 2/28/2031 (c)	1,138	1,141
TransDigm, Inc., 1st Lien Term Loan K (1-MONTH CME TERM SOFR + 2.25%), 5.94%, 3/22/2030 (c)	426	427
Vertex Aerospace Services Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.69%, 12/6/2030 (b) (c)	651	652
VSE Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.69%, 5/5/2033 (c)	822	826
		5,830
Automobile Components — 2.3%
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 5.69%, 1/31/2031 (c)	926	927
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 6.64%, 12/13/2029 (c)	995	998
Clarios Global LP, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 2.50%), 6.19%, 5/6/2030 (c)	399	400
(1-MONTH CME TERM SOFR + 2.50%), 6.19%, 1/28/2032 (c)	587	588
DexKo Global, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 8.32%, 10/6/2031 (c)	835	806
		3,719
Building Products — 3.8%
AZZ, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.44%, 5/14/2029 (c)	332	332
Chariot Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.44%, 9/8/2032 (c)	1,096	1,097
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Building Products — continued
EMRLD Borrower LP, 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 2.25%), 5.94%, 5/31/2030 (c)	1,027	1,029
(3-MONTH CME TERM SOFR + 2.25%), 6.07%, 8/4/2031 (c)	674	676
MIWD Holdco II LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 6.44%, 3/28/2031 (c)	894	882
Quikrete Holdings, Inc., 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 2.25%), 5.94%, 3/19/2029 (c)	1,197	1,200
(1-MONTH CME TERM SOFR + 2.25%), 5.94%, 2/10/2032 (c)	376	377
Watlow Electric Manufacturing Co., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.42%, 6/17/2033 (c)	710	714
		6,307
Capital Markets — 1.2%
BCP VI Summit Holdings LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.46%, 1/30/2032 (c)	1,017	1,021
CPI Holdco B LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.69%, 5/19/2031 (c)	989	987
		2,008
Chemicals — 2.9%
Bond US Bidco 1, Inc., 1st Lien Term Loan B-1 (3-MONTH CME TERM SOFR + 3.50%), 7.24%, 6/29/2033 (c)	1,000	1,006
Ecovyst Catalyst Technologies LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.82%, 6/12/2031 (c)	764	765
INEOS US Finance LLC, 1st Lien Term Loan B (Luxembourg) (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 2/18/2030 (c)	1,436	1,354
SCIH Salt Holdings, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.75%), 6.50%, 7/30/2031 (b) (c)	825	821
Stonepeak Motion Finco LLC, 1st Lien Term Loan B (Cayman Islands) (12-MONTH CME TERM SOFR + 3.00%), 3.00%, 6/24/2033 (b) (c)	807	810
		4,756
Commercial Services & Supplies — 4.4%
Allied Universal Holdco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 8/20/2032 (c)	478	480
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	115

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Commercial Services & Supplies — continued
APi Group DE, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.44%, 5/16/2033 (c)	903	905
BIFM CA Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 5/31/2028 (c)	567	568
Enviri Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.05%, 6/9/2028 (c)	1,089	1,086
Garda World Security Corp., 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.75%), 6.51%, 2/1/2029 (c)	1,030	1,029
Multi-Color Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50% (PIK)), 6.30%, 5/11/2033 (c) (d)	777	656
Prime Security Services Borrower LLC, 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.00%), 5.66%, 10/15/2030 (c)	1,273	1,273
Raven Acquisition Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 6.69%, 11/19/2031 (c)	1,204	1,202
		7,199
Construction & Engineering — 1.2%
Asplundh Tree Expert LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.44%, 5/30/2033 (c)	809	809
Dycom Industries, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.39%, 1/27/2033 (c)	400	401
Zekelman Industries, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 5.94%, 1/24/2031 (c)	731	730
		1,940
Consumer Staples Distribution & Retail — 2.3%
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (PIK), 11.50%, 12/31/2028 ‡ (d) (e)	881	837
Moran Foods LLC, 1st Lien Term Loan B
(3-MONTH CME TERM SOFR + 7.25% (PIK) + 3.86% (Cash)), 14.92%, 12/29/2028 ‡ (c) (d)	2,796	—
(3-MONTH CME TERM SOFR + 7.25% (PIK) + 3.86% (Cash) + 0.10% (CAS)), 15.01%, 12/29/2028 ‡ (d) (e)	5,710	1,216
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Staples Distribution & Retail — continued
Moran Foods LLC, Term Loan A (3-MONTH CME TERM SOFR + 2.50% (PIK) + 3.75% (Cash)), 10.05%, 1/2/2029 ‡ (c) (d)	939	892
Moran Foods LLC, Term Loan B (3-MONTH CME TERM SOFR + 8.50% (PIK) + 1.00% (Cash)), 13.30%, 1/2/2029 ‡ (c) (d)	898	853
		3,798
Containers & Packaging — 2.6%
Clydesdale Acquisition Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 4/1/2032 (c)	1,172	1,154
Graham Packaging Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.94%, 1/26/2033 (c)	1,016	1,018
Mauser Packaging Solutions Holding Co., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.21%, 4/15/2030 (c)	1,326	1,325
Trident TPI Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 3.75%), 7.48%, 9/15/2028 (c)	801	783
		4,280
Diversified Consumer Services — 2.6%
Belron Finance 2019 LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.76%, 10/16/2031 (c)	701	702
Mister Car Wash Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.44%, 3/27/2031 (c)	738	741
Pre-Paid Legal Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 12/7/2028 (c)	961	905
St. George's University Scholastic Services LLC, 1st Lien Term Loan (Canada) (1-MONTH CME TERM SOFR + 2.75%), 6.44%, 2/12/2029 (c)	929	927
Wand NewCo 3, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 1/30/2031 (c)	1,012	1,009
		4,284
Diversified Telecommunication Services — 1.4%
Altafiber Virginia LLC, 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 2.25%), 5.94%, 11/23/2028 (c)	581	581
Altice France SA, 1st Lien Term Loan B-14 (France) (3-MONTH CME TERM SOFR + 6.88%), 10.62%, 5/30/2031 (c)	470	476
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Diversified Telecommunication Services — continued
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.94%, 9/20/2030 (c)	409	409
Level 3 Financing, Inc., 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 2.75%), 6.44%, 3/29/2032 (c)	850	853
		2,319
Electric Utilities — 1.4%
Constellation Renewables LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 5.76%, 12/15/2027 (c)	1,216	1,215
NRG Energy, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.44%, 4/16/2031 (c)	1,143	1,143
		2,358
Electronic Equipment, Instruments & Components — 2.2%
Coherent Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 1.75%), 5.44%, 7/2/2029 (c)	671	671
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.24%, 12/2/2031 (c)	895	899
Mirion Technologies, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 5.73%, 6/4/2032 (c)	812	815
Resilience Parent LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.23%, 2/28/2033 (c)	618	618
Sanmina Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.46%, 10/27/2032 (c)	695	696
		3,699
Entertainment — 0.7%
Crown Finance US, Inc., 1st Lien Term Loan B (United Kingdom) (1-MONTH CME TERM SOFR + 4.50%), 8.15%, 12/2/2031 (c)	1,102	1,106
Financial Services — 2.4%
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.67%, 4/16/2029 (c)	695	694
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 11/17/2031 (c)	756	738
Orion Advisor Solutions, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.57%, 9/24/2030 (c)	1,120	1,115
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Financial Services — continued
Shift4 Payments LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 5.73%, 7/6/2032 (c)	587	587
Trans Union LLC, 1st Lien Term Loan B-9 (1-MONTH CME TERM SOFR + 1.75%), 5.44%, 6/24/2031 (c)	819	818
		3,952
Ground Transportation — 2.1%
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 8/15/2030 (c)	1,150	1,150
GB AIT Buyer, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 8.07%, 4/29/2033 (c)	162	162
Genesee & Wyoming, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 5.48%, 4/10/2031 (c)	1,303	1,301
Hertz Corp. (The), 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 7.58%, 6/30/2028 (c)	1,211	670
Hertz Corp. (The), 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 3.50%), 7.58%, 6/30/2028 (c)	240	133
		3,416
Health Care Equipment & Supplies — 1.7%
Bausch + Lomb Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.44%, 1/15/2031 (c)	1,221	1,228
Insulet Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.69%, 8/4/2031 (c)	969	973
Resonetics LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.58%, 6/18/2031 (c)	677	664
		2,865
Health Care Providers & Services — 3.8%
AHP Health Partners, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.94%, 9/20/2032 (c)	996	997
Charlotte Buyer, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 8.14%, 6/30/2031 (c)	300	301
Global Medical Response, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 6.91%, 10/1/2032 (c)	546	548
MED ParentCo LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 6.69%, 4/15/2031 (c)	770	773
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	117

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Health Care Providers & Services — continued
Option Care Health, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.44%, 9/22/2032 (c)	857	858
Radiology Partners, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 8.23%, 6/30/2032 (c)	893	886
Star Parent, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 7.23%, 9/27/2030 (c)	615	618
Surgery Center Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 12/19/2030 (c)	997	1,000
US Renal Care, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 5.00%), 8.80%, 6/28/2028 (c)	316	303
		6,284
Hotels, Restaurants & Leisure — 1.6%
Caesars Entertainment, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.94%, 2/6/2030 (c)	604	589
Caesars Entertainment, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.25%), 5.94%, 2/6/2031 (b) (c)	223	215
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.69%, 3/14/2031 (c)	815	816
TKO Worldwide Holdings LLC, 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 1.75%), 5.51%, 11/21/2031 (c)	1,070	1,069
		2,689
Independent Power and Renewable Electricity Producers — 0.3%
Talen Energy Supply LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.50%), 5.32%, 11/25/2032 (c)	530	525
Insurance — 2.5%
Alliant Holdings Intermediate LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 9/19/2031 (c)	601	600
Asurion LLC, 1st Lien Term Loan B-13 (3-MONTH CME TERM SOFR + 4.25%), 8.07%, 9/19/2030 (c)	433	429
Asurion LLC, 1st Lien Term Loan B-14 (3-MONTH CME TERM SOFR + 3.75%), 7.57%, 2/23/2033 (c)	1,276	1,221
HUB International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 6/20/2030 (c)	594	595
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.23%, 7/31/2031 (c)	618	617
USI, Inc., 1st Lien Term Loan D (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 11/21/2029 (c)	599	600
		4,062
IT Services — 4.1%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.50%), 6.23%, 2/3/2031 (c)	1,250	1,247
Arches Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 7.94%, 8/4/2031 (c)	816	806
Guardian US Holdco LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 6.98%, 1/31/2030 (c)	970	968
Indy US Holdco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 5.94%, 10/31/2030 (c)	975	970
MH Sub I LLC, 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 4.25%), 7.94%, 5/3/2028 (c)	500	494
(1-MONTH CME TERM SOFR + 4.25%), 7.94%, 12/31/2031 (c)	343	319
MIS Acquisition LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 8.25%, 4/22/2031 (c)	361	345
Modena Buyer LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 8.07%, 7/1/2031 (c)	738	708
Virtusa Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 2/15/2029 (c)	848	823
		6,680
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan, 0.00%, 12/31/2026 ‡ (e) (f)	3,334	33
Life Sciences Tools & Services — 0.4%
PAREXEL International Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 12/12/2031 (c)	650	653
Machinery — 1.7%
Gates Global LLC, 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 1.75%), 5.44%, 11/16/2029 (c)	197	198
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Machinery — continued
LSF12 Helix Parent LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.19%, 2/10/2033 (c)	771	770
Terex Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.44%, 10/8/2031 (c)	836	837
TK Elevator Midco GmbH, 1st Lien Term Loan B-1 (Germany) (6-MONTH CME TERM SOFR + 2.75%), 6.70%, 4/30/2030 (c)	929	933
		2,738
Media — 3.7%
Charter Communications Operating LLC, 1st Lien Term Loan B-5 (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 12/15/2031 (c)	981	964
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 7.80%, 8/23/2028 (c)	1,477	1,477
EW Scripps Co. (The), 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 3.35%), 7.12%, 11/30/2029 (c)	819	796
Gray Media, Inc., 1st Lien Term Loan D (1-MONTH CME TERM SOFR + 3.00%), 6.82%, 12/1/2028 (c)	490	491
iHeartCommunications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.78%), 9.58%, 5/1/2029 (c)	1,305	1,156
Neptune Bidco US, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.00%), 8.86%, 2/3/2033 (c)	540	538
Nexstar Media, Inc., 1st Lien Term Loan B-7 (1-MONTH CME TERM SOFR + 2.75%), 6.44%, 3/18/2033 (c)	656	657
		6,079
Metals & Mining — 0.3%
Novelis, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 5.48%, 3/11/2032 (c)	457	457
Oil, Gas & Consumable Fuels — 4.3%
Blackfin Pipeline LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.25%, 9/29/2032 (c)	1,117	1,123
Buckeye Partners LP, 1st Lien Term Loan B-7 (1-MONTH CME TERM SOFR + 1.75%), 5.44%, 11/22/2032 (c)	239	239
Colossus Acquireco LLC, 1st Lien Term Loan B (1-Day CME TERM SOFR + 1.75%), 5.37%, 1/31/2033 (c)	921	917
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
CPPIB OVM Member US LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 8/20/2031 (c)	1,386	1,387
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 8/16/2030 (c)	1,054	1,055
Pelican Pipeline LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.48%, 3/25/2033 (c)	553	555
Prairie Acquiror LP, 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 8/1/2029 (c)	1,213	1,219
Whitewater Whistler Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 1.75%), 5.50%, 2/15/2030 (c)	616	616
		7,111
Passenger Airlines — 1.4%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 4/20/2028 (c)	1,267	1,266
Jetblue Airways Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 8.43%, 8/27/2029 (c)	1,175	1,011
		2,277
Personal Care Products — 1.5%
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.55%, 5/17/2028 (c)	1,278	1,135
KDC/ONE Development Corp., Inc., 1st Lien Term Loan B (Canada) (1-MONTH CME TERM SOFR + 4.50%), 8.19%, 8/15/2031 (c)	867	871
Prestige Brands, Inc., 1st Lien Delayed Draw Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.69%, 6/13/2033 (c)	528	531
		2,537
Pharmaceuticals — 2.6%
1261229 BC Ltd., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.25%), 9.94%, 10/8/2030 (c)	916	910
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.46%, 10/29/2032 (b) (c)	575	575
Endo Finance Holdings LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 7.44%, 4/23/2031 (c)	1,228	1,231
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	119

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Pharmaceuticals — continued
Grifols International Services USA, Inc., 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 2.50%), 6.19%, 4/14/2033 (c)	848	850
Jazz Financing Lux SARL, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 5.94%, 5/5/2028 (c)	675	677
		4,243
Professional Services — 5.3%
Acuren Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 7/30/2031 (c)	1,127	1,131
Creative Artists Agency LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 10/1/2031 (c)	993	995
First Advantage Holdings LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 6.48%, 10/31/2031 (c)	654	653
Grant Thornton Advisors LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.44%, 6/2/2031 (c)	1,280	1,218
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.69%, 1/17/2031 (c)	1,014	1,017
SS&C Technologies, Inc., 1st Lien Term Loan B-8 (1-MONTH CME TERM SOFR + 2.00%), 5.69%, 5/9/2031 (c)	809	809
VT Topco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.69%, 8/9/2030 (c)	1,145	1,130
WEC US Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.71%, 1/27/2031 (c)	1,792	1,792
		8,745
Semiconductors & Semiconductor Equipment — 0.9%
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.35%), 6.86%, 2/1/2029 (c)	892	895
Altar Bidco, Inc., 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 9.11%, 2/1/2030 (c)	646	630
		1,525
Software — 7.8%
AthenaHealth Group, Inc., 1st Lien Term Loan A (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 2/16/2032 (c)	1,351	1,350
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.44%, 11/25/2031 (c)	1,246	1,237
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Software — continued
Boxer Parent Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.51%, 7/30/2031 (c)	1,020	965
Dayforce Bidco LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.82%, 2/4/2033 (c)	745	718
Genesys Cloud Services, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 1/30/2032 (c)	1,625	1,585
Icon Parent I, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 6.45%, 11/13/2031 (c)	1,288	1,232
Project Boost Purchaser LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.48%, 7/16/2031 (c)	843	831
Proofpoint, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.50%), 8.25%, 8/30/2030 (c)	1,132	1,130
RealPage, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 6.99%, 4/24/2028 (c)	769	757
Rocket Software, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.44%, 11/28/2028 (c)	613	607
Skopima Consilio Parent LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.23%, 5/12/2028 (c)	672	629
Thoughtworks, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.30%, 3/24/2028 (c)	403	375
UKG, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.07%, 2/10/2031 (c)	1,469	1,427
		12,843
Specialty Retail — 2.5%
AWS Claire's LLC, 1st Lien Term Loan B, 10.00%, 9/18/2030 ‡	98	98
Petco Health & Wellness Co., Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 7.98%, 1/31/2031 (c)	511	511
PetSmart LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 7.69%, 8/18/2032 (c)	1,155	1,161
Serta Simmons Bedding LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 7.50%), 11.35%, 6/29/2028 (c)	626	584
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Specialty Retail — continued
Staples, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.75%), 9.56%, 9/4/2029 (c)	1,181	1,105
White Cap Supply Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 10/19/2029 (c)	639	639
		4,098
Textiles, Apparel & Luxury Goods — 0.7%
Varsity Brands, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 6.48%, 8/26/2031 (c)	1,079	1,079
Trading Companies & Distributors — 0.7%
QXO Building Products, Inc., 1st Lien Term Loan B
(12-MONTH CME TERM SOFR + 2.00%), 5.68%, 4/30/2032 (c)	1,000	999
(1-MONTH CME TERM SOFR + 2.00%), 5.69%, 7/1/2033 (c)	234	234
		1,233
Wireless Telecommunication Services — 0.3%
Connect Finco SARL, 1st Lien Term Loan (United Kingdom) (1-MONTH CME TERM SOFR + 4.50%), 8.19%, 9/13/2029 (c)	544	547
Total Loan Assignments (Cost $151,139)		140,274
Corporate Bonds — 7.1%
Chemicals — 1.1%
Chemours Co. (The) 5.75%, 11/15/2028 (g)	570	566
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (g)	250	218
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	1,000	983
		1,767
Consumer Finance — 0.3%
Ford Motor Credit Co. LLC 4.13%, 8/17/2027	500	497
Diversified Telecommunication Services — 0.6%
CCO Holdings LLC 4.50%, 8/15/2030 (g)	1,150	1,070
Financial Services — 0.4%
Rocket Cos., Inc. 6.50%, 8/1/2029 (g)	575	584
Ground Transportation — 0.7%
Avis Budget Car Rental LLC 4.75%, 4/1/2028 (g)	1,250	1,236
Health Care Providers & Services — 0.3%
Tenet Healthcare Corp. 4.63%, 6/15/2028	500	496
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — 1.0%
Vail Resorts, Inc. 5.63%, 7/15/2030 (g)	560	559
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (g)	1,100	1,095
		1,654
Household Durables — 0.4%
Newell Brands, Inc. 8.50%, 6/1/2028 (g)	560	584
Media — 0.8%
DISH DBS Corp. 5.25%, 12/1/2026 (g)	198	197
Sirius XM Radio LLC 4.00%, 7/15/2028 (g)	600	585
Stagwell Global LLC 5.63%, 8/15/2029 (g)	500	487
		1,269
Oil, Gas & Consumable Fuels — 1.3%
Hess Midstream Operations LP 5.88%, 3/1/2028 (g)	103	104
Kinetik Holdings LP 6.63%, 12/15/2028 (g)	1,000	1,018
NuStar Logistics LP 5.63%, 4/28/2027	1,000	1,003
		2,125
Semiconductors & Semiconductor Equipment — 0.2%
Synaptics, Inc. 4.00%, 6/15/2029 (g)	350	345
Total Corporate Bonds (Cost $11,447)		11,627
	SHARES (000)
Exchange-Traded Funds — 0.8%
Fixed Income — 0.8%
Invesco Senior Loan ETF (Cost $1,277)	61	1,255
Common Stocks — 0.6%
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	22,629,369	23
NMG Parent LLC, Escrow ‡ *	16	—
		23
Containers & Packaging — 0.0% ^
Labels Buyer LLC *	—	12
Financial Services — 0.2%
Keenova Therapeutics plc	2	235
Par Health, Inc.	3	15
		250
Machinery — 0.0% ^
SSB Equipment Co., Inc. ‡ *	31	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	121

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Media — 0.3%
Clear Channel Outdoor Holdings, Inc. *	164	389
iHeartMedia, Inc., Class A *	32	87
		476
Specialty Retail — 0.1%
Serta Simmons Bedding LLC *	31	229
Total Common Stocks (Cost $2,199)		990
Preferred Stocks — 0.1%
Containers & Packaging — 0.1%
Labels Buyer LLC Series A, 12.00%, 9/29/2026 ($1,000 par value) (h) (Cost $358)	—	214
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Containers & Packaging — 0.0% ^
Labels Buyer LLC expiring 4/29/2033, price 1.00 USD * (Cost $1)	—	1
	SHARES (000)
Short-Term Investments — 6.1%
Investment Companies — 6.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.54% (i) (j) (Cost $10,001)	10,001	10,001
Total Investments — 99.8% (Cost $176,422)		164,362
Other Assets in Excess of Liabilities — 0.2%		404
NET ASSETS — 100.0%		164,766

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CAS	Credit Adjustment Spread
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
PIK	Payment In Kind
SOFR	Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(b)	All or a portion of this security is unsettled as of August 31, 2026. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(e)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2026.

(f)	Defaulted security.
(g)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(h)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of August 31, 2026.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Income Funds	August 31, 2026

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 42.3%
U.S. Treasury Bonds
5.25%, 11/15/2028 (a)	20,000	20,379
2.00%, 11/15/2041	27,000	18,119
3.75%, 11/15/2043	75,300	62,893
4.88%, 8/15/2045	45,380	43,416
4.63%, 11/15/2045	5,960	5,517
2.75%, 11/15/2047	35,000	23,671
2.00%, 2/15/2050	35,000	19,469
1.38%, 8/15/2050	19,491	9,096
4.63%, 11/15/2055	69,035	62,584
U.S. Treasury Notes
2.25%, 2/15/2027	35,000	34,729
2.25%, 8/15/2027	40,000	39,267
3.38%, 12/31/2027	840	830
3.38%, 2/29/2028	3,830	3,779
1.25%, 4/30/2028	11,120	10,575
3.50%, 4/30/2028	5,000	4,934
4.00%, 6/30/2028	19,450	19,335
4.88%, 10/31/2028	25,000	25,260
3.13%, 11/15/2028	25,000	24,351
3.50%, 2/15/2029	13,710	13,429
3.50%, 3/15/2029	9,880	9,673
4.13%, 6/15/2029	41,442	41,141
3.50%, 4/30/2030	30,000	29,044
3.75%, 5/31/2030	17,330	16,910
3.88%, 7/31/2030	30,435	29,799
3.63%, 8/31/2030	8,308	8,053
3.50%, 2/28/2031	12,650	12,150
4.25%, 2/28/2031	25,000	24,760
1.88%, 2/15/2032	20,000	17,444
3.88%, 12/31/2032	12,750	12,258
4.00%, 1/31/2033	10,800	10,449
3.75%, 2/28/2033	27,560	26,276
3.88%, 8/15/2034	5,135	4,865
4.25%, 5/15/2035	24,075	23,297
4.25%, 8/15/2035	11,900	11,499
4.00%, 11/15/2035	12,040	11,392
4.13%, 2/15/2036	17,710	16,894
U.S. Treasury STRIPS Bonds
4.42%, 8/15/2035 (b)	58,400	38,027
4.29%, 5/15/2036 (b)	31,800	19,918
4.48%, 8/15/2036 (b)	865	534
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

4.53%, 2/15/2037 (b)	4,324	2,598
4.59%, 8/15/2037 (b)	865	505
Total U.S. Treasury Obligations (Cost $873,091)		809,119
Mortgage-Backed Securities — 25.2%
FHLMC Gold Pools, 30 Year
Pool # G00981, 8.50%, 7/1/2028	—	—
Pool # C00742, 6.50%, 4/1/2029	10	10
Pool # C00785, 6.50%, 6/1/2029	4	4
Pool # C47318, 7.00%, 9/1/2029	49	51
Pool # C01292, 6.00%, 2/1/2032	7	7
Pool # A16155, 5.50%, 11/1/2033	36	36
Pool # Q54902, 4.00%, 3/1/2048	1,478	1,373
FHLMC UMBS, 30 Year
Pool # SD7535, 2.50%, 2/1/2051	3,800	3,168
Pool # RA7683, 5.00%, 7/1/2052	5,629	5,499
Pool # RA7937, 5.00%, 9/1/2052	10,975	10,717
Pool # SD8300, 5.50%, 2/1/2053	5,212	5,204
Pool # SD8324, 5.50%, 5/1/2053	12,207	12,173
Pool # SD8342, 5.50%, 7/1/2053	19,342	19,278
Pool # SD4977, 5.00%, 11/1/2053	10,253	9,943
Pool # QI4073, 5.50%, 4/1/2054	4,201	4,171
Pool # SD5658, 5.50%, 6/1/2054	7,050	7,025
Pool # RJ2920, 6.00%, 11/1/2054	7,540	7,685
Pool # QZ6964, 5.50%, 11/1/2055	7,068	7,001
Pool # QZ7689, 5.50%, 11/1/2055	5,326	5,275
Pool # TA6124, 5.50%, 2/1/2056	3,578	3,557
Pool # TA8848, 5.50%, 3/1/2056	4,838	4,813
Pool # TA8864, 6.00%, 3/1/2056	1,129	1,149
Pool # TA8872, 6.00%, 3/1/2056	483	492
Pool # TA8876, 6.00%, 3/1/2056	1,104	1,122
Pool # TA8885, 6.00%, 3/1/2056	692	705
Pool # TA8868, 6.50%, 3/1/2056	791	819
Pool # TA8873, 6.50%, 3/1/2056	1,157	1,201
Pool # TA8888, 6.50%, 3/1/2056	2,594	2,690
Pool # TA8889, 6.50%, 3/1/2056	857	888
Pool # TB0502, 5.00%, 4/1/2056	4,817	4,649
Pool # TA9455, 5.50%, 4/1/2056	7,669	7,596
Pool # TA9463, 6.50%, 4/1/2056	1,791	1,852
Pool # TB4985, 6.00%, 6/1/2056	7,089	7,171
Pool # TB4998, 6.00%, 6/1/2056	3,748	3,810
Pool # TB9761, 6.50%, 7/1/2056	1,030	1,068
Pool # TC0831, 6.50%, 8/1/2056	1,900	1,964
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	123

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FNMA Pool # 620061, ARM, 4.86%, 11/1/2027 (c)	1	1
FNMA UMBS, 15 Year
Pool # FM4449, 3.00%, 12/1/2034	2,627	2,562
Pool # CA7939, 2.50%, 11/1/2035	2,036	1,881
Pool # MA5800, 5.00%, 8/1/2040	11,424	11,380
FNMA UMBS, 30 Year
Pool # 483802, 5.50%, 2/1/2029	21	21
Pool # 545639, 6.50%, 4/1/2032	30	31
Pool # 702435, 5.50%, 5/1/2033	278	280
Pool # 709441, 5.50%, 7/1/2033	84	83
Pool # 730711, 5.50%, 8/1/2033	127	127
Pool # 743127, 5.50%, 10/1/2033	107	107
Pool # 753662, 5.50%, 12/1/2033	126	125
Pool # 755615, 5.50%, 1/1/2034	161	160
Pool # 811755, 7.00%, 3/1/2035	412	431
Pool # 845834, 5.50%, 10/1/2035	112	114
Pool # 888201, 5.50%, 2/1/2036	45	45
Pool # 831409, 5.50%, 4/1/2036	227	229
Pool # 867420, 5.50%, 5/1/2036	131	132
Pool # BD9077, 3.50%, 5/1/2048	103	94
Pool # CA2489, 4.50%, 10/1/2048	729	689
Pool # CA4431, 3.50%, 10/1/2049	2,719	2,433
Pool # CA6361, 2.50%, 7/1/2050	4,360	3,639
Pool # BT1897, 2.00%, 2/1/2052	4,104	3,205
Pool # CB4630, 5.50%, 9/1/2052	16,678	16,702
Pool # BW1328, 5.00%, 11/1/2052	3,758	3,654
Pool # CB5131, 5.00%, 11/1/2052	11,248	10,954
Pool # FS3421, 5.00%, 12/1/2052	4,853	4,718
Pool # BU4029, 5.00%, 6/1/2053	10,836	10,512
Pool # CB6842, 5.50%, 8/1/2053	11,174	11,130
Pool # FA1254, 5.50%, 3/1/2055	10,089	10,083
Pool # DD4249, 6.00%, 3/1/2055	4,005	4,050
Pool # BV6290, 5.00%, 9/1/2055	4,172	4,046
Pool # MA5879, 5.50%, 11/1/2055	59,104	58,540
Pool # DG1564, 5.50%, 2/1/2056	3,680	3,660
Pool # DG1570, 5.50%, 2/1/2056	1,528	1,541
Pool # DG1572, 5.50%, 2/1/2056	6,706	6,642
Pool # DG2007, 5.50%, 2/1/2056	3,721	3,693
Pool # DG2008, 5.50%, 2/1/2056	4,796	4,756
Pool # DG1586, 6.00%, 2/1/2056	3,488	3,545
Pool # DG1589, 6.00%, 2/1/2056	3,082	3,169
Pool # DG1591, 6.00%, 2/1/2056	3,412	3,521
Pool # DG1595, 6.50%, 2/1/2056	2,922	3,067
Pool # DG1596, 6.50%, 2/1/2056	675	706
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # DG4519, 5.00%, 3/1/2056	5,015	4,860
Pool # DG4523, 5.00%, 3/1/2056	5,068	4,926
Pool # DG4541, 5.50%, 3/1/2056	4,500	4,477
Pool # DG5495, 5.50%, 3/1/2056	3,925	3,901
Pool # DG5501, 5.50%, 3/1/2056	4,623	4,579
Pool # DG6115, 5.50%, 4/1/2056	1,952	1,934
Pool # DG6128, 6.00%, 4/1/2056	1,698	1,731
Pool # DG6129, 6.00%, 4/1/2056	2,304	2,348
Pool # DG6829, 6.00%, 4/1/2056	511	520
Pool # DG6830, 6.00%, 4/1/2056	606	616
Pool # DG6132, 6.50%, 4/1/2056	3,881	4,020
Pool # DG6134, 6.50%, 4/1/2056	772	799
Pool # DG6143, 7.00%, 4/1/2056	1,049	1,103
Pool # DG9905, 5.50%, 5/1/2056	1,871	1,860
Pool # DG9928, 6.00%, 5/1/2056	997	1,012
Pool # DG9931, 6.00%, 5/1/2056	5,013	5,085
Pool # DH2412, 5.50%, 6/1/2056	2,992	2,963
Pool # DI1144, 6.00%, 8/1/2056	4,698	4,775
FNMA, Other
Pool # BL9023, 1.22%, 11/1/2030	19,282	16,826
Pool # BS3202, 1.94%, 9/1/2033	4,488	3,771
Pool # BL3288, 2.52%, 9/1/2034	11,569	9,895
Pool # BL4331, 2.41%, 10/1/2034	14,582	12,384
Pool # BS2718, 1.95%, 8/1/2036	9,399	7,473
Pool # BL4215, 2.56%, 9/1/2036	6,536	5,424
Pool # BL7125, 2.04%, 6/1/2037	7,836	6,070
Pool # BF0617, 2.50%, 3/1/2062	4,433	3,536
FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 5.00%, 9/25/2041 (d)	2,400	2,388
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.00%, 9/25/2056 (d)	4,880	3,805
TBA, 5.50%, 9/25/2056 (d)	2,555	2,529
TBA, 6.50%, 9/25/2056 (d)	3,180	3,277
GNMA I, 30 Year
Pool # 472679, 7.00%, 6/15/2028	—	—
Pool # 784010, 4.00%, 3/15/2045	305	287
Pool # 626938, 4.00%, 4/15/2045	156	147
GNMA II, 30 Year
Pool # 2324, 8.00%, 11/20/2026	—	—
Pool # 2512, 8.00%, 11/20/2027	3	3
Pool # MA7589, 2.50%, 9/20/2051	4,041	3,381
Pool # CH2211, 3.50%, 9/20/2051	9,166	7,910
Total Mortgage-Backed Securities (Cost $503,776)		481,239
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — 23.0%
FHLMC Seasoned Credit Risk Transfer Trust
Series 2019-3, Class M55D, 4.00%, 10/25/2058	1,139	1,068
Series 2020-1, Class M55G, 3.00%, 8/25/2059	10,090	8,986
Series 2024-2, Class MT, 3.50%, 5/25/2064	3,881	3,336
FHLMC, REMIC
Series 2031, Class PG, 7.00%, 2/15/2028	6	6
Series 2035, Class PC, 6.95%, 3/15/2028	16	16
Series 2064, Class PD, 6.50%, 6/15/2028	13	13
Series 2095, Class PE, 6.00%, 11/15/2028	13	13
Series 4314, Class DY, 3.50%, 3/15/2029	362	358
Series 4336, Class YB, 3.00%, 5/15/2029	1	1
Series 2152, Class BD, 6.50%, 5/15/2029	3	3
Series 2162, Class TH, 6.00%, 6/15/2029	28	28
Series 2367, Class ME, 6.50%, 10/15/2031	66	67
Series 2647, Class A, 3.25%, 4/15/2032	17	17
Series 2480, Class EJ, 6.00%, 8/15/2032	89	90
Series 4156, Class SB, IF, 0.98%, 1/15/2033 (c)	499	435
Series 4170, Class TS, IF, 0.37%, 2/15/2033 (c)	3,028	2,661
Series 4186, Class JE, 2.00%, 3/15/2033	2,640	2,474
Series 4188, Class JG, 2.00%, 4/15/2033	1,766	1,657
Series 4206, Class DA, 2.00%, 5/15/2033	1,216	1,137
Series 2611, Class QZ, 5.00%, 5/15/2033	419	419
Series 4429, Class HB, 3.00%, 1/15/2035	6,293	5,847
Series 2915, Class MU, 5.00%, 1/15/2035	512	510
Series 5000, Class CB, 1.25%, 1/25/2035	2,414	2,187
Series 4448, Class DY, 3.00%, 3/15/2035	5,221	4,918
Series 4458, Class BW, 3.00%, 4/15/2035	5,439	5,116
Series 3085, Class VS, IF, 13.72%, 12/15/2035 (c)	93	104
Series 3181, Class OP, PO, 7/15/2036	347	298
Series 4867, Class WF, 4.15%, 4/15/2037 (c)	2,290	2,265
Series 3413, Class B, 5.50%, 4/15/2037	187	189
Series 3325, Class JL, 5.50%, 6/15/2037	858	871
Series 3341, Class PE, 6.00%, 7/15/2037	555	569
Series 4365, Class HZ, 3.00%, 1/15/2040	2,262	2,089
Series 3699, Class QH, 5.50%, 7/15/2040	258	261
Series 3772, Class PE, 4.50%, 12/15/2040	2,059	2,014
Series 3927, Class PC, 4.50%, 9/15/2041	2,869	2,791
Series 4002, Class CY, 3.50%, 2/15/2042	4,819	4,239
Series 4039, Class SA, IF, IO, 2.75%, 5/15/2042 (c)	1,983	188
Series 4062, Class GY, 4.00%, 6/15/2042	6,109	5,880
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 4091, Class BQ, 2.00%, 8/15/2042	4,225	3,759
Series 4091, Class PB, 2.00%, 8/15/2042	3,673	3,121
Series 4122, Class PY, 3.00%, 10/15/2042	3,000	2,699
Series 4594, Class GN, 2.50%, 2/15/2045	1,111	1,027
Series 4606, Class KP, 2.50%, 7/15/2046	7,346	6,350
Series 4748, Class HE, 3.00%, 1/15/2048	6,091	5,369
Series 4974, Class PH, 1.50%, 6/25/2048	942	737
Series 4925, Class PA, 3.00%, 10/25/2049	6,442	5,724
Series 5072, Class QC, 1.00%, 10/25/2050	6,151	4,868
Series 5190, Class PH, 2.50%, 2/25/2052	4,503	4,097
Series 5258, Class KZ, 4.00%, 9/25/2052	20,671	17,956
Series 5466, Class SL, IF, IO, 2.41%, 2/25/2054 (c)	25,410	1,713
Series 5423, Class GS, IF, IO, 2.11%, 6/25/2054 (c)	24,327	1,406
Series 5452, Class GS, IF, IO, 2.91%, 9/25/2054 (c)	32,098	2,664
Series 5495, Class SC, IF, IO, 2.31%, 1/25/2055 (c)	22,423	1,397
Series 5585, Class SM, IF, IO, 2.31%, 10/25/2055 (c)	22,275	1,421
FHLMC, STRIPS
Series 445, Class HA, 4.25%, 5/25/2031	9,860	9,709
Series 264, Class 30, 3.00%, 7/15/2042	2,278	2,039
Series 267, Class 30, 3.00%, 8/15/2042	1,357	1,211
Series 358, Class 300, 3.00%, 10/15/2047	7,691	6,793
Series 406, PO, 10/25/2053	4,762	3,923
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-54, Class 2A, 6.50%, 2/25/2043	817	830
Series T-56, Class A, PO, 5/25/2043	581	568
Series T-51, Class 1A, 6.50%, 9/25/2043 (c)	766	762
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	13,658	13,478
FNMA, Grantor Trust, Whole Loan Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	75	76
FNMA, REMIC
Series 1998-58, Class PC, 6.50%, 10/25/2028	34	34
Series 2000-8, Class Z, 7.50%, 2/20/2030	22	22
Series 2002-92, Class FB, 4.41%, 4/25/2030 (c)	59	59
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	46	4
Series 2003-67, Class SA, IF, 21.08%, 10/25/2031 (c)	3	3
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	125

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2011-145, Class PB, 3.50%, 1/25/2032	3,675	3,568
Series 2012-100, Class AY, 3.00%, 9/25/2032	3,303	3,168
Series 2013-50, Class YO, PO, 1/25/2033	1,518	1,328
Series 2003-21, Class PZ, 4.50%, 3/25/2033	371	360
Series 2013-106, Class PY, 3.00%, 10/25/2033	2,184	2,076
Series 2013-130, Class GY, 3.50%, 1/25/2034	3,699	3,530
Series 2014-2, Class QB, 3.00%, 2/25/2034	2,282	2,173
Series 2004-54, Class FL, 4.16%, 7/25/2034 (c)	97	97
Series 2015-11, Class AQ, 3.00%, 3/25/2035	3,757	3,511
Series 2005-22, Class EH, 5.00%, 4/25/2035	810	811
Series 2015-28, Class GB, 3.50%, 5/25/2035	4,000	3,838
Series 2015-41, Class AY, 3.00%, 6/25/2035	4,653	4,297
Series 2015-51, Class LY, 3.00%, 7/25/2035	2,119	1,992
Series 2005-58, Class EP, 5.50%, 7/25/2035	44	45
Series 2015-59, Class EB, 3.00%, 8/25/2035	3,435	3,220
Series 2005-83, Class LA, 5.50%, 10/25/2035	81	82
Series 2015-65, Class LD, 3.50%, 1/25/2036	7,057	6,704
Series 2005-116, Class PC, 6.00%, 1/25/2036	273	277
Series 2006-51, Class FP, 4.11%, 3/25/2036 (c)	175	175
Series 2016-28, Class DW, 3.50%, 5/25/2036	4,491	4,165
Series 2006-81, Class FA, 4.11%, 9/25/2036 (c)	10	10
Series 2006-110, PO, 11/25/2036	111	96
Series 2007-76, Class PE, 6.00%, 8/25/2037	385	396
Series 2010-47, Class MB, 5.00%, 9/25/2039	860	854
Series 2010-4, Class SL, IF, 3.13%, 2/25/2040 (c)	46	33
Series 2010-11, Class CB, 4.50%, 2/25/2040	38	36
Series 2012-115, Class ME, 1.75%, 3/25/2042	998	940
Series 2012-60, Class EP, 3.00%, 4/25/2042	334	320
Series 2012-50, Class HY, 4.00%, 5/25/2042	5,566	5,122
Series 2012-138, Class YS, IF, 0.16%, 12/25/2042 (c)	3,016	2,083
Series 2012-141, Class PB, 2.50%, 12/25/2042	3,305	2,724
Series 2012-139, Class JA, 3.50%, 12/25/2042	1,929	1,796
Series 2013-128, Class AO, PO, 12/25/2043	3,219	2,470
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-6, Class AL, 2.00%, 3/25/2044	11,863	9,059
Series 2015-48, Class DE, 3.00%, 10/25/2044	9,876	9,219
Series 2016-45, Class PC, 3.00%, 9/25/2045	3,637	3,335
Series 2016-38, Class NA, 3.00%, 1/25/2046	4,119	3,791
Series 2019-71, Class CA, 2.50%, 7/25/2046	7,508	6,947
Series 2019-38, Class PC, 3.00%, 2/25/2048	3,728	3,468
Series 2019-65, Class PA, 2.50%, 5/25/2048	4,022	3,660
Series 2019-42, Class KA, 3.00%, 7/25/2049	7,000	6,232
Series 2019-81, Class JA, 2.50%, 9/25/2049	7,980	6,839
Series 2019-77, Class ZL, 3.00%, 1/25/2050	16,621	14,102
Series 2020-12, Class JC, 2.00%, 3/25/2050	14,251	11,740
Series 2023-41, PO, 9/25/2053	3,374	2,588
Series 2024-51, Class BS, IF, IO, 2.21%, 8/25/2054 (c)	24,528	1,440
Series 2025-18, Class MA, 0.50%, 9/25/2054	11,584	9,701
Series 2025-31, Class MA, 0.50%, 9/25/2054	1,122	935
FNMA, REMIC Trust, Whole Loan
Series 1999-W4, Class A9, 6.25%, 2/25/2029	9	9
Series 2002-W7, Class A4, 6.00%, 6/25/2029	271	268
Series 2003-W1, Class 1A1, 4.64%, 12/25/2042 (c)	186	183
Series 2003-W1, Class 2A, 5.03%, 12/25/2042 (c)	111	110
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	614	627
Series 2009-W1, Class A, 6.00%, 12/25/2049	100	102
GNMA
Series 2004-27, Class PD, 5.50%, 4/20/2034	293	293
Series 2008-15, Class NB, 4.50%, 2/20/2038	138	136
Series 2008-40, Class SA, IF, IO, 2.65%, 5/16/2038 (c)	556	15
Series 2009-42, Class TX, 4.50%, 6/20/2039	2,256	2,210
Series 2009-69, Class WM, 5.50%, 8/20/2039	546	562
Series 2011-29, Class Z, 5.00%, 5/20/2040	9,212	9,104
Series 2012-126, Class BE, 2.00%, 10/20/2042	4,000	3,221
Series 2023-1, Class E, 3.50%, 11/20/2047	3,987	3,817
Series 2020-61, Class HC, 1.50%, 1/20/2048	9,836	7,806
Series 2019-123, Class MA, 3.00%, 10/20/2049	8,559	7,532
Series 2020-133, Class KB, 1.00%, 8/20/2050	6,629	5,269
Series 2024-197, Class BN, 3.00%, 5/20/2051	9,682	8,839
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2025-79, Class NM, 3.50%, 12/20/2051	8,011	6,885
Series 2022-94, Class AO, PO, 5/20/2052	6,472	4,585
Series 2022-120, Class LN, 4.00%, 7/20/2052	7,000	5,793
Series 2022-140, Class SA, IF, IO, 2.41%, 8/20/2052 (c)	17,086	1,438
Series 2022-190, Class SA, IF, IO, 1.96%, 11/20/2052 (c)	22,219	1,200
Series 2023-100, Class SB, IF, IO, 2.36%, 7/20/2053 (c)	20,725	1,212
Series 2024-151, Class CM, 4.50%, 5/20/2054	8,000	7,646
Series 2024-114, Class SA, IF, IO, 2.36%, 7/20/2054 (c)	13,626	970
Series 2024-164, Class AO, PO, 10/20/2054	3,952	3,034
Series 2024-164, Class SM, IF, IO, 1.86%, 10/20/2054 (c)	22,670	1,169
Series 2024-159, Class PA, 4.50%, 10/20/2054	14,479	13,855
Series 2025-100, Class JS, IF, 5.94%, 6/20/2055 (c)	6,082	5,486
Series 2025-164, Class SB, IF, IO, 2.44%, 9/20/2055 (c)	22,768	1,732
Seasoned Credit Risk Transfer Trust Series 2025-1, Class MAU, 3.25%, 11/25/2064	12,464	11,261
Total Collateralized Mortgage Obligations (Cost $467,502)		438,662
Commercial Mortgage-Backed Securities — 3.9%
FHLMC, Multi-Family Structured Pass-Through Certificates
Series W5FX, Class AFX, 3.34%, 4/25/2028 (c)	3,436	3,366
Series K-1511, Class A3, 3.54%, 3/25/2034	10,000	9,134
Series K-1512, Class A3, 3.06%, 4/25/2034	10,000	8,830
Series Q007, Class APT2, 5.73%, 10/25/2047 (c)	1,113	1,110
Series Q013, Class APT2, 1.23%, 5/25/2050 (c)	7,893	7,773
FNMA ACES
Series 2017-M3, Class A2, 2.56%, 12/25/2026 (c)	2,517	2,503
Series 2017-M4, Class A2, 2.66%, 12/25/2026 (c)	2,053	2,040
Series 2022-M2S, Class A2, 3.88%, 8/25/2032 (c)	4,617	4,367
Series 2019-M31, Class A2, 2.85%, 4/25/2034	5,500	4,745
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-M8, Class AL, 2.01%, 3/25/2035	17,718	14,299
Series 2020-M24, Class A3, 1.75%, 1/25/2037	15,000	11,988
Series 2019-M14, Class AL2, 3.07%, 4/25/2048	5,050	4,665
Total Commercial Mortgage-Backed Securities (Cost $86,395)		74,820
U.S. Government Agency Securities — 2.5%
Resolution Funding Corp. STRIPS
DN, 30.16%, 4/15/2028 (b)	15,000	13,972
DN, 7.39%, 1/15/2030 (b)	15,700	13,430
DN, 5.61%, 4/15/2030 (b)	19,535	16,596
Tennessee Valley Authority DN, 4.76%, 1/15/2038 (b)	8,300	4,631
Total U.S. Government Agency Securities (Cost $48,417)		48,629
	SHARES (000)
Short-Term Investments — 3.3%
Investment Companies — 3.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (e) (f) (Cost $63,511)	63,511	63,511
Total Investments — 100.2% (Cost $2,042,692)		1,915,980
Liabilities in Excess of Other Assets — (0.2)%		(4,370)
NET ASSETS — 100.0%		1,911,610

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2026.
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	127

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REMIC	Real Estate Mortgage Investment Conduit
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(b)	The rate shown is the effective yield as of August 31, 2026.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2026.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of August 31, 2026.
Futures contracts outstanding as of August 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	386	12/21/2026	USD	41,592	(233)
U.S. Treasury Ultra Bond	69	12/21/2026	USD	7,603	1
U.S. Treasury 2 Year Note	338	12/31/2026	USD	69,382	(185)
U.S. Treasury 5 Year Note	750	12/31/2026	USD	79,313	(343)
					(760)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(938)	12/21/2026	USD	(102,726)	460
U.S. Treasury Long Bond	(186)	12/21/2026	USD	(20,228)	126
					586
					(174)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Income Funds	August 31, 2026

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 79.7%
Aerospace & Defense — 1.2%
ATI, Inc.
4.88%, 10/1/2029	3,242	3,209
7.25%, 8/15/2030	4,383	4,545
5.13%, 10/1/2031	3,040	2,987
Axon Enterprise, Inc. 6.13%, 3/15/2030 (a)	1,229	1,249
Bombardier, Inc. (Canada)
8.75%, 11/15/2030 (a)	7,249	7,635
7.25%, 7/1/2031 (a)	5,174	5,408
7.00%, 6/1/2032 (a)	3,976	4,109
6.75%, 6/15/2033 (a)	3,247	3,353
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	8,884	8,740
4.13%, 4/15/2029 (a)	8,496	8,229
Goat Holdco LLC 6.75%, 2/1/2032 (a)	2,740	2,795
ICITII
0.00%, 1/31/2033 ‡ (a)	254	3,387
6.00%, 1/31/2033 ‡ (a)	5,750	3,068
TransDigm, Inc.
6.38%, 3/1/2029 (a)	12,154	12,334
6.63%, 3/1/2032 (a)	7,001	7,150
6.25%, 1/31/2034 (a)	2,370	2,396
		80,594
Automobile Components — 2.5%
Adient Global Holdings Ltd.
8.25%, 4/15/2031 (a)	12,898	13,416
7.50%, 2/15/2033 (a)	9,319	9,661
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	9,690	9,665
5.88%, 6/1/2029 (a)	21,988	22,078
3.75%, 1/30/2031 (a)	728	679
5.88%, 12/1/2033 (a)	2,277	2,261
Clarios Global LP
6.75%, 5/15/2028 (a)	12,243	12,419
6.75%, 2/15/2030 (a)	5,527	5,683
6.75%, 9/15/2032 (a)	11,323	11,535
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (a)	31,192	31,558
Cyprium Corp. 6.13%, 4/15/2031 (a)	5,581	5,566
Dexko Global, Inc. 7.50%, 4/15/2032 (a)	18,492	15,444
Forvia SE (France) 6.75%, 9/15/2033 (a)	2,146	2,150
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	4,095	3,912
6.63%, 7/15/2030	1,280	1,237
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Automobile Components — continued
5.25%, 4/30/2031	3,374	3,033
5.25%, 7/15/2031	6,305	5,613
8.88%, 7/15/2032	2,490	2,539
IHO Verwaltungs GmbH (Germany)
7.75% (Cash), 11/15/2030 (a) (b)	4,548	4,717
8.00% (Cash), 11/15/2032 (a) (b)	1,642	1,735
7.37% (Cash), 5/15/2033 (a) (b)	1,451	1,511
		166,412
Automobiles — 0.1%
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	5,545	4,318
Beverages — 0.1%
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (a)	7,468	7,495
Biotechnology — 0.2%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	3,405	3,125
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	7,780	7,668
		10,793
Broadline Retail — 0.6%
Photo Holdings LLC 12.00%, 7/1/2031 (a)	13,138	13,525
Wayfair LLC
7.25%, 10/31/2029 (a)	5,203	5,374
7.75%, 9/15/2030 (a)	10,033	10,561
6.75%, 11/15/2032 (a)	6,025	6,199
7.13%, 5/31/2034 (a)	2,431	2,521
		38,180
Building Products — 3.6%
Advanced Drainage Systems, Inc. 5.38%, 3/1/2034 (a)	1,904	1,848
Builders FirstSource, Inc.
5.00%, 3/1/2030 (a)	2,455	2,393
4.25%, 2/1/2032 (a)	10,504	9,655
6.38%, 6/15/2032 (a)	6,910	6,942
6.38%, 3/1/2034 (a)	4,256	4,213
6.75%, 5/15/2035 (a)	4,616	4,615
EMRLD Borrower LP
6.63%, 12/15/2030 (a)	33,469	34,133
6.75%, 7/15/2031 (a)	6,371	6,566
Griffon Corp.
5.75%, 3/1/2028	15,398	15,412
6.25%, 10/1/2034 (a)	3,531	3,543
JELD-WEN Holding, Inc. 7.00%, 9/1/2032 (a)	6,596	4,490
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	129

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — continued
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	22,764	20,214
JH North America Holdings, Inc.
5.88%, 1/31/2031 (a)	2,974	2,993
6.13%, 7/31/2032 (a)	4,465	4,504
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	14,596	14,590
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	10,439	10,348
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	14,786	13,933
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	16,991	17,203
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	17,545	18,389
Standard Building Solutions, Inc.
6.50%, 8/15/2032 (a)	8,320	8,364
6.25%, 8/1/2033 (a)	9,105	9,038
5.88%, 3/15/2034 (a)	3,853	3,730
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	21,095	21,019
4.38%, 7/15/2030 (a)	220	209
3.38%, 1/15/2031 (a)	3,338	3,011
		241,355
Capital Markets — 0.0% ^
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	1,567	1,495
Chemicals — 3.2%
Avient Corp. 7.13%, 8/1/2030 (a)	3,409	3,465
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	8,056	8,329
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	9,007	8,998
3.38%, 2/15/2029 (a)	8,402	8,056
Bond US Bidco 1, Inc. 7.13%, 6/15/2033 (a)	4,230	4,299
Celanese US Holdings LLC
7.00%, 2/15/2031	4,335	4,456
7.38%, 2/15/2034	17,075	17,689
Chemours Co. (The)
5.75%, 11/15/2028 (a)	17,191	17,083
4.63%, 11/15/2029 (a)	654	618
8.00%, 1/15/2033 (a)	3,708	3,660
7.88%, 3/15/2034 (a)	6,234	6,099
CVR Partners LP 6.13%, 6/15/2028 (a)	2,201	2,204
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	7,734	7,554
INEOS Finance plc (Luxembourg)
6.75%, 5/15/2028 (a)	2,483	2,479
7.50%, 4/15/2029 (a)	5,340	5,310
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — continued
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	5,502	4,785
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	18,422	18,404
8.50%, 11/15/2028 (a)	7,247	7,453
4.25%, 5/15/2029 (a)	5,907	5,747
7.00%, 12/1/2031 (a)	2,975	3,112
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	9,126	9,111
4.50%, 10/15/2029	12,475	12,263
4.00%, 4/1/2031	11,178	10,412
4.38%, 2/1/2032	7,725	7,183
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	10,100	9,917
Trinseo Luxco Finance SPV SARL 7.63%, 5/3/2029 (a) (c)	6,320	1
WR Grace Holdings LLC
5.63%, 8/15/2029 (a)	15,529	14,772
6.63%, 8/15/2032 (a)	5,677	5,470
7.00%, 8/1/2033 (a)	3,091	2,995
		211,924
Commercial Services & Supplies — 4.0%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	13,666	12,868
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	7,395	7,122
4.88%, 7/15/2032 (a)	11,301	10,647
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	9,660	9,518
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	5,188	5,015
4.75%, 10/15/2029 (a)	4,982	4,875
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	27,934	27,859
Brink's Co. (The)
4.63%, 10/15/2027 (a)	14,753	14,661
6.50%, 6/15/2029 (a)	2,601	2,642
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	5,199	5,062
4.88%, 7/1/2029 (a)	5,626	5,293
Clean Harbors, Inc.
6.38%, 2/1/2031 (a)	1,679	1,700
5.75%, 10/15/2033 (a)	5,580	5,578
CoreCivic, Inc. 8.25%, 4/15/2029	12,155	12,617
Garda World Security Corp. (Canada)
6.00%, 6/1/2029 (a)	8,129	8,031
6.50%, 1/15/2031 (a)	4,572	4,640
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — continued
8.25%, 8/1/2032 (a)	8,809	9,007
8.38%, 11/15/2032 (a)	3,376	3,452
GEO Group, Inc. (The)
8.63%, 4/15/2029	9,483	9,860
10.25%, 4/15/2031	1,635	1,759
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	8,174	8,007
4.75%, 6/15/2029 (a)	13,345	13,037
4.38%, 8/15/2029 (a)	5,330	5,148
6.75%, 1/15/2031 (a)	12,640	12,845
Madison IAQ LLC 5.88%, 6/30/2029 (a)	25,873	25,815
Multi-Color Corp. 8.50% (Blend (Cash 6.00% + PIK 2.50%)), 5/11/2033 (a) (b)	8,052	6,969
Prime Security Services Borrower LLC 3.38%, 8/31/2027 (a)	5,674	5,569
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	5,547	5,526
Williams Scotsman, Inc.
6.63%, 6/15/2029 (a)	3,043	3,097
6.63%, 4/15/2030 (a)	1,569	1,602
7.38%, 10/1/2031 (a)	5,485	5,675
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	8,365	8,442
		263,938
Communications Equipment — 0.1%
Viasat, Inc. 7.50%, 5/30/2031 (a)	3,660	3,674
Construction & Engineering — 0.6%
AECOM 6.00%, 8/1/2033 (a)	7,946	7,919
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	9,306	9,058
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	7,752	7,747
7.50%, 4/15/2032 (a)	7,925	8,325
6.38%, 7/15/2034 (a)	4,909	4,934
Granite Construction, Inc. 6.38%, 6/15/2034 (a)	3,143	3,167
Weekley Homes LLC 4.88%, 9/15/2028 (a)	711	700
		41,850
Construction Materials — 0.2%
Knife River Corp. 7.75%, 5/1/2031 (a)	10,707	11,043
Consumer Finance — 1.1%
Ford Motor Credit Co. LLC
4.13%, 8/17/2027	13,365	13,284
3.82%, 11/2/2027	8,227	8,115
6.80%, 5/12/2028	2,000	2,051
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
6.80%, 11/7/2028	2,000	2,061
7.20%, 6/10/2030	3,201	3,354
5.73%, 9/5/2030	4,982	4,980
4.00%, 11/13/2030	13,527	12,655
6.05%, 3/5/2031	3,170	3,197
6.05%, 11/5/2031	353	355
7.12%, 11/7/2033	2,673	2,812
6.47%, 5/22/2036	7,970	8,000
OneMain Finance Corp.
3.50%, 1/15/2027	6,139	6,104
6.63%, 1/15/2028	2,945	2,974
3.88%, 9/15/2028	1,054	1,021
4.00%, 9/15/2030	2,081	1,921
		72,884
Consumer Staples Distribution & Retail — 1.0%
Albertsons Cos., Inc.
3.50%, 3/15/2029 (a)	15,258	14,501
4.88%, 2/15/2030 (a)	5,442	5,241
5.50%, 3/31/2031 (a)	1,976	1,914
5.63%, 3/31/2032 (a)	9,370	9,018
New Albertsons LP
6.63%, 6/1/2028	1,250	1,250
7.45%, 8/1/2029	3,130	3,224
Performance Food Group, Inc.
4.25%, 8/1/2029 (a)	12,025	11,674
6.13%, 9/15/2032 (a)	2,817	2,823
5.63%, 3/1/2034 (a)	4,688	4,554
US Foods, Inc.
6.88%, 9/15/2028 (a)	3,411	3,474
4.75%, 2/15/2029 (a)	1,261	1,244
4.63%, 6/1/2030 (a)	5,334	5,205
		64,122
Containers & Packaging — 1.2%
Ardagh Group SA
9.50%, 12/1/2030 (a)	11,029	11,524
11.00% (Blend (Cash 6.00% + PIK 5.00%)), 12/1/2030 (a) (b)	14,981	14,146
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	13,289	12,976
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2030 (a)	19,322	19,708
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	131

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Containers & Packaging — continued
9.25%, 4/15/2030 (a)	18,575	18,547
TriMas Corp. 4.13%, 4/15/2029 (a)	6,125	5,887
		82,788
Distributors — 0.7%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	1,241	1,223
Core & Main LP 6.00%, 7/1/2034 (a)	3,317	3,308
Gates Corp. 6.88%, 7/1/2029 (a)	2,058	2,099
Incora Intermediate II LLC (SOFR + 8.00%), 0.00%, 1/31/2030 ‡ (a) (d)	27,742	27,742
RB Global Holdings, Inc. (Canada)
6.75%, 3/15/2028 (a)	4,365	4,403
7.75%, 3/15/2031 (a)	1,753	1,811
Resideo Funding II LLC 6.50%, 7/15/2032 (a)	6,883	6,814
		47,400
Diversified Consumer Services — 0.2%
Service Corp. International
7.50%, 4/1/2027	3,778	3,822
5.75%, 10/15/2032	3,956	3,955
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	6,192	6,304
		14,081
Diversified REITs — 0.0% ^
VICI Properties LP 4.63%, 12/1/2029 (a)	2,054	2,006
Diversified Telecommunication Services — 7.2%
Altice Financing SA (Luxembourg) 5.75%, 8/15/2029 (a)	7,883	4,782
Altice France SA (France)
6.88%, 10/15/2030 (a)	179	176
6.50%, 4/15/2032 (a)	11,437	11,120
6.88%, 7/15/2032 (a)	16,304	15,986
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (a)	9,809	9,424
CCO Holdings LLC
5.00%, 2/1/2028 (a)	27,997	27,733
4.75%, 3/1/2030 (a)	87,803	83,268
4.50%, 8/15/2030 (a)	49,234	45,822
4.25%, 2/1/2031 (a)	46,227	41,691
7.38%, 3/1/2031 (a)	9,548	9,670
4.75%, 2/1/2032 (a)	19,175	17,184
4.50%, 5/1/2032	8,212	7,223
7.00%, 2/1/2033 (a)	6,297	6,148
Cipher Compute LLC 7.13%, 11/15/2030 (a)	10,100	10,225
Connect Holding II LLC 10.50%, 4/3/2031 (a)	16,045	14,446
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued
Edged Compute LLC 7.50%, 4/30/2031 (a)	6,405	6,076
ELK Grove Village Property LLC 7.50%, 6/15/2031 (a)	1,705	1,642
Embarq LLC 8.00%, 6/1/2036	8,198	1,312
Fibercop SpA (Italy)
Series 2033, 6.38%, 11/15/2033 (a)	2,024	1,999
6.00%, 9/30/2034 (a)	1,484	1,421
Flash Compute LLC 7.25%, 12/31/2030 (a)	5,792	5,822
Galaxy Helios Data Centers II LLC 9.88%, 8/1/2031 (a)	9,695	9,602
GCI LLC 4.75%, 10/15/2028 (a)	19,366	19,031
Level 3 Financing, Inc.
6.88%, 6/30/2033 (a)	12,133	12,334
7.00%, 3/31/2034 (a)	14,898	15,239
Lumen Technologies, Inc. 5.38%, 6/15/2029 (a)	6,838	6,564
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (a)	21,155	20,113
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (a)	29,090	26,966
Stingray Compute LLC 6.00%, 6/15/2031 (a)	5,721	5,571
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (a)	13,876	12,738
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	349	363
6.00%, 9/30/2034	96	98
Virgin Media Secured Finance plc (United Kingdom)
5.50%, 5/15/2029 (a)	200	185
4.50%, 8/15/2030 (a)	12,617	10,431
WULF Compute LLC 7.75%, 10/15/2030 (a)	14,545	15,114
Yondr JK 1 LLC 6.88%, 6/30/2031 (a)	3,368	3,155
		480,674
Electric Utilities — 1.5%
NRG Energy, Inc.
5.75%, 1/15/2028	7,198	7,199
3.38%, 2/15/2029 (a)	5,756	5,487
5.25%, 6/15/2029 (a)	6,240	6,196
5.75%, 7/15/2029 (a)	1,320	1,318
3.63%, 2/15/2031 (a)	819	754
3.88%, 2/15/2032 (a)	1,380	1,263
6.00%, 2/1/2033 (a)	8,543	8,503
5.75%, 1/15/2034 (a)	7,704	7,499
5.88%, 5/15/2034 (a)	5,985	5,836
6.00%, 1/15/2036 (a)	6,546	6,366
6.13%, 5/15/2036 (a)	1,496	1,466
PG&E Corp. 5.00%, 7/1/2028	5,972	5,882
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Vistra Operations Co. LLC
4.38%, 5/1/2029 (a)	2,572	2,515
7.75%, 10/15/2031 (a)	17,905	18,647
6.88%, 4/15/2032 (a)	6,115	6,311
VoltaGrid LLC 7.38%, 11/1/2030 (a)	14,067	14,157
		99,399
Electrical Equipment — 0.2%
Sensata Technologies BV
4.00%, 4/15/2029 (a)	3,418	3,317
5.88%, 9/1/2030 (a)	6,497	6,539
Solaris Energy Infrastructure LLC 6.38%, 5/15/2031 (a)	6,581	6,534
		16,390
Electronic Equipment, Instruments & Components — 0.9%
Coherent Corp. 5.00%, 12/15/2029 (a)	27,071	26,716
Ingram Micro, Inc. 4.75%, 5/15/2029 (a)	25,643	25,107
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	2,660	2,699
Sensata Technologies, Inc.
3.75%, 2/15/2031 (a)	283	264
6.63%, 7/15/2032 (a)	2,088	2,138
		56,924
Energy Equipment & Services — 0.7%
Archrock Partners LP 6.63%, 9/1/2032 (a)	4,341	4,421
Archrock Services LP 6.00%, 2/1/2034 (a)	1,996	1,963
Kodiak Gas Services LLC
5.88%, 4/1/2031 (a)	2,575	2,567
6.50%, 10/1/2033 (a)	2,807	2,834
Noble Finance II LLC
8.00%, 4/15/2030 (a)	3,358	3,472
6.25%, 6/15/2034 (a)	5,701	5,596
Transocean International Ltd.
8.25%, 5/15/2029 (a)	13,894	14,441
8.75%, 2/15/2030 (a)	2,296	2,389
Valaris Ltd. 8.38%, 4/30/2030 (a)	2,203	2,291
WBI Operating LLC 6.25%, 10/15/2030 (a)	7,312	7,351
		47,325
Entertainment — 0.9%
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	4,041	4,026
7.00%, 8/1/2032 (a)	4,414	4,544
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	24,817	24,848
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Entertainment — continued
4.75%, 10/15/2027 (a)	25,861	25,727
3.75%, 1/15/2028 (a)	1,177	1,156
		60,301
Financial Services — 1.4%
Block, Inc.
5.63%, 8/15/2030 (a)	2,924	2,928
6.50%, 5/15/2032	16,673	16,928
6.00%, 8/15/2033 (a)	4,406	4,398
ION Platform Finance US, Inc. 7.88%, 9/30/2032 (a)	7,226	5,707
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	10,955	11,596
Rocket Cos., Inc.
6.50%, 8/1/2029 (a)	963	978
6.13%, 8/1/2030 (a)	9,414	9,539
7.13%, 2/1/2032 (a)	20,474	21,144
6.38%, 8/1/2033 (a)	7,138	7,230
Rocket Mortgage LLC
3.63%, 3/1/2029 (a)	6,632	6,392
4.00%, 10/15/2033 (a)	1,763	1,578
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	6,308	6,231
		94,649
Food Products — 0.4%
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (a)	9,668	9,266
4.38%, 1/31/2032 (a)	75	70
Post Holdings, Inc.
4.63%, 4/15/2030 (a)	1,143	1,101
6.25%, 2/15/2032 (a)	13,239	13,350
		23,787
Gas Utilities — 0.3%
AmeriGas Partners LP
9.38%, 6/1/2028 (a)	3,885	3,967
9.50%, 6/1/2030 (a)	4,048	4,304
6.88%, 6/1/2031 (a)	4,483	4,480
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	4,568	4,432
		17,183
Ground Transportation — 1.2%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	3,576	3,575
4.75%, 4/1/2028 (a)	6,960	6,880
5.38%, 3/1/2029 (a)	12,718	12,498
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	133

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
8.25%, 1/15/2030 (a)	12,269	12,605
8.00%, 2/15/2031 (a)	1,585	1,606
8.38%, 6/15/2032 (a)	6,787	6,919
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	5,194	5,028
12.63%, 7/15/2029 (a)	16,411	11,049
5.00%, 12/1/2029 (a)	17,573	5,773
Hertz Corp. (The), Escrow
5.50%, 10/15/2024 ‡ (a) (c)	6,563	1
7.13%, 1/29/2027 ‡ (c) (e)	22,954	2
6.00%, 1/15/2028 ‡ (c)	20,858	2
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	2,448	2,437
XPO, Inc.
6.25%, 6/1/2028 (a)	5,304	5,342
7.13%, 2/1/2032 (a)	3,711	3,833
		77,550
Health Care Equipment & Supplies — 1.3%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	28,189	27,953
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	2,820	2,893
Medline Borrower LP
3.88%, 4/1/2029 (a)	15,210	14,728
6.25%, 4/1/2029 (a)	6,365	6,467
5.25%, 10/1/2029 (a)	36,553	36,342
		88,383
Health Care Providers & Services — 3.8%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	10,525	10,509
7.38%, 3/15/2033 (a)	1,657	1,727
Accendra Health, Inc.
9.00%, 6/15/2032 (a)	13,759	11,664
9.75%, 6/15/2033 (a)	15,248	6,938
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	6,992	6,984
Charlotte Buyer, Inc. 8.00%, 6/30/2031 (a)	2,187	2,233
Community Health Systems, Inc.
6.00%, 1/15/2029 (a)	5,403	5,341
6.13%, 4/1/2030 (a)	4,020	3,436
5.25%, 5/15/2030 (a)	16,283	15,203
4.75%, 2/15/2031 (a)	8,788	8,004
10.88%, 1/15/2032 (a)	7,559	8,021
Concentra Health Services, Inc. 6.88%, 7/15/2032 (a)	2,606	2,695
DaVita, Inc.
4.63%, 6/1/2030 (a)	11,492	11,105
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
3.75%, 2/15/2031 (a)	19,331	17,856
6.88%, 9/1/2032 (a)	4,274	4,377
Encompass Health Corp.
4.50%, 2/1/2028	10,047	9,980
4.75%, 2/1/2030	1,333	1,314
4.63%, 4/1/2031	3,920	3,791
Global Medical Response, Inc. 7.38%, 10/1/2032 (a)	7,571	7,847
Molina Healthcare, Inc. 6.50%, 2/15/2031 (a)	5,001	5,081
Radiology Partners, Inc.
9.78% (PIK), 2/15/2030 (a) (b)	8,387	8,155
8.50%, 7/15/2032 (a)	14,322	14,652
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	5,371	5,587
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a)	15,228	15,314
Tenet Healthcare Corp.
5.13%, 11/1/2027	28,301	28,297
4.25%, 6/1/2029	2,097	2,043
6.13%, 6/15/2030	11,753	11,834
6.75%, 5/15/2031	19,863	20,283
		250,271
Health Care REITs — 0.1%
MPT Operating Partnership LP 8.50%, 2/15/2032 (a)	3,982	4,038
Health Care Technology — 0.8%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	25,369	25,368
5.00%, 5/15/2027 (a)	13,039	13,037
6.25%, 6/1/2032 (a)	15,821	16,107
		54,512
Hotel & Resort REITs — 0.6%
RHP Hotel Properties LP
7.25%, 7/15/2028 (a)	3,079	3,133
4.50%, 2/15/2029 (a)	18,144	17,861
6.50%, 4/1/2032 (a)	13,701	13,951
6.50%, 6/15/2033 (a)	1,531	1,562
5.75%, 3/15/2034 (a)	2,858	2,816
6.25%, 2/15/2035 (a)	1,918	1,929
		41,252
Hotels, Restaurants & Leisure — 5.4%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	881	867
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
6.13%, 6/15/2029 (a)	558	565
4.00%, 10/15/2030 (a)	10,204	9,636
Acushnet Co. 5.63%, 12/1/2033 (a)	1,509	1,482
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	13,038	12,804
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (a)	11,697	11,766
6.50%, 2/15/2032 (a)	16,565	16,012
Carnival Corp. Ltd.
4.00%, 8/1/2028 (a)	3,055	2,991
5.88%, 6/15/2031 (a)	598	600
5.75%, 8/1/2032 (a)	16,081	15,914
6.13%, 2/15/2033 (a)	18,947	18,993
Churchill Downs, Inc.
4.75%, 1/15/2028 (a)	4,601	4,567
5.75%, 4/1/2030 (a)	10,755	10,760
Hilton Domestic Operating Co., Inc.
5.88%, 4/1/2029 (a)	2,762	2,783
3.75%, 5/1/2029 (a)	1,528	1,472
4.88%, 1/15/2030	3,664	3,626
4.00%, 5/1/2031 (a)	135	127
5.50%, 9/15/2031 (a)	4,196	4,180
6.13%, 4/1/2032 (a)	6,705	6,791
5.88%, 3/15/2033 (a)	9,995	10,024
5.75%, 9/15/2033 (a)	9,833	9,824
5.50%, 3/31/2034 (a)	4,094	4,030
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	7,206	7,206
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	4,622	4,472
MGM Resorts International
5.50%, 4/15/2027	6,520	6,535
6.13%, 9/15/2029	6,251	6,328
6.50%, 4/15/2032	8,125	8,113
NCL Corp. Ltd. 5.88%, 1/15/2031 (a)	5,799	5,562
Pioneer Opco LLC 7.00%, 5/15/2033 (a)	5,202	5,292
Rivers Enterprise Borrower LLC
6.25%, 10/15/2030 (a)	3,139	3,179
6.63%, 2/1/2033 (a)	1,654	1,677
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	5,791	5,800
6.25%, 3/15/2032 (a)	14,555	14,760
6.00%, 2/1/2033 (a)	9,131	9,186
Six Flags Entertainment Corp.
7.25%, 5/15/2031 (a)	7,538	7,448
8.63%, 1/15/2032 (a)	13,312	13,499
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
6.63%, 5/1/2032 (a)	27,565	27,941
Station Casinos LLC
4.50%, 2/15/2028 (a)	22,041	21,817
4.63%, 12/1/2031 (a)	5,256	4,955
6.63%, 3/15/2032 (a)	1,354	1,371
Vail Resorts, Inc.
5.63%, 7/15/2030 (a)	3,885	3,875
6.50%, 5/15/2032 (a)	12,116	12,289
Viking Cruises Ltd. 5.88%, 10/15/2033 (a)	10,203	10,098
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	668	668
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	14,848	14,783
7.13%, 2/15/2031 (a)	2,846	2,988
6.25%, 3/15/2033 (a)	10,209	10,210
		359,866
Household Durables — 0.9%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	16,500	7,095
Installed Building Products, Inc. 5.63%, 2/1/2034 (a)	2,563	2,498
Newell Brands, Inc.
8.50%, 6/1/2028 (a)	5,687	5,929
6.63%, 9/15/2029	6,502	6,633
6.38%, 5/15/2030	7,250	7,361
6.25%, 8/15/2031 (a)	3,115	3,123
6.63%, 5/15/2032	1,720	1,760
7.37%, 4/1/2036 (f)	2,877	2,900
Somnigroup International, Inc.
4.00%, 4/15/2029 (a)	14,984	14,424
3.88%, 10/15/2031 (a)	8,319	7,610
Whirlpool Corp. 6.50%, 6/15/2033	1,595	1,379
		60,712
Household Products — 0.7%
Central Garden & Pet Co.
5.13%, 2/1/2028	3,102	3,101
4.13%, 10/15/2030	15,129	14,344
4.13%, 4/30/2031 (a)	1,062	998
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	15,339	15,176
4.38%, 3/31/2029 (a)	15,447	14,982
6.00%, 9/15/2033 (a)	649	622
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a)	667	582
		49,805
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	135

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — 0.7%
Talen Energy Supply LLC
6.13%, 5/1/2031 (a)	10,420	10,396
6.38%, 5/1/2033 (a)	15,629	15,434
6.25%, 2/1/2034 (a)	19,875	19,518
		45,348
Insurance — 0.1%
Asurion LLC 8.00%, 12/31/2032 (a)	7,282	7,244
Interactive Media & Services — 0.1%
Snap, Inc. 6.88%, 3/1/2033 (a)	3,552	3,483
IT Services — 0.9%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	12,989	12,967
AP Core Holdings II LLC 11.00%, 5/15/2031 (a)	4,842	5,094
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	5,478	5,358
6.13%, 12/1/2028 (a)	1,914	1,894
9.00%, 8/15/2031 (a)	4,981	5,199
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	11,144	9,441
CoreWeave, Inc.
9.25%, 6/1/2030 (a)	8,905	8,270
9.00%, 2/1/2031 (a)	11,237	10,079
9.63%, 7/15/2032 (a)	5,163	4,555
		62,857
Machinery — 0.8%
ATS Corp. (Canada) 4.13%, 12/15/2028 (a)	3,447	3,341
Enpro, Inc. 6.13%, 6/1/2033 (a)	3,271	3,285
Esab Corp.
6.25%, 4/15/2029 (a)	5,426	5,488
5.63%, 4/1/2031 (a)	3,018	2,991
Lsf12 Helix Parent LLC 7.13%, 2/1/2033 (a)	3,508	3,509
Terex Corp.
5.00%, 5/15/2029 (a)	12,656	12,550
6.25%, 10/15/2032 (a)	9,446	9,534
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	5,640	5,765
Wabash National Corp. 4.50%, 10/15/2028 (a)	6,202	5,847
		52,310
Media — 7.7%
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (a)	7,199	7,199
7.50%, 6/1/2029 (a)	16,853	16,853
7.13%, 2/15/2031 (a)	17,937	18,498
7.50%, 3/15/2033 (a)	12,149	12,804
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued
CSC Holdings LLC
5.38%, 2/1/2028 (a)	2,346	1,265
11.25%, 5/15/2028 (a)	840	467
11.75%, 1/31/2029 (a)	1,229	676
6.50%, 2/1/2029 (a)	38,237	20,279
5.75%, 1/15/2030 (a)	20,873	4,409
4.13%, 12/1/2030 (a)	505	266
4.63%, 12/1/2030 (a)	2,430	516
3.38%, 2/15/2031 (a)	210	109
4.50%, 11/15/2031 (a)	23,166	12,046
Directv Financing LLC 5.88%, 8/15/2027 (a)	1,393	1,389
Discovery Communications LLC 5.00%, 9/20/2037	2,257	1,732
Discovery Global Holdings, Inc.
4.28%, 3/15/2032	10,668	9,761
5.05%, 3/15/2042	6,429	4,674
DISH DBS Corp.
5.25%, 12/1/2026 (a)	13,312	13,265
7.38%, 7/1/2028	2,455	2,418
5.75%, 12/1/2028 (a) (c)	8,010	7,892
EchoStar Corp.
10.75%, 11/30/2029	9,185	9,927
6.75% (Cash), 11/30/2030 (b)	15,800	16,037
Gray Media, Inc.
10.50%, 7/15/2029 (a)	5,796	6,115
4.75%, 10/15/2030 (a)	10,367	8,532
5.38%, 11/15/2031 (a)	17,346	13,505
7.25%, 8/15/2033 (a)	17,226	17,225
7.50%, 9/15/2034 (a)	3,921	3,917
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	20,488	18,383
10.88%, 5/1/2030 (a)	26,358	18,516
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	5,950	5,932
Midcontinent Communications 8.00%, 8/15/2032 (a)	10,258	8,907
Neptune Bidco US, Inc.
9.29%, 4/15/2029 (a)	5,428	5,560
9.50%, 2/15/2033 (a)	5,533	5,681
News Corp. 5.13%, 2/15/2032 (a)	2,382	2,315
Nexstar Media, Inc.
4.75%, 11/1/2028 (a)	20,180	19,883
6.50%, 9/15/2033 (a)	38,032	38,202
7.25%, 4/15/2034 (a)	25,585	25,915
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
Outfront Media Capital LLC
4.25%, 1/15/2029 (a)	2,194	2,137
4.63%, 3/15/2030 (a)	2,029	1,966
7.38%, 2/15/2031 (a)	10,248	10,630
6.00%, 6/15/2034 (a)	2,500	2,470
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (a)	10,568	10,986
Sirius XM Radio LLC
5.00%, 8/1/2027 (a)	7,252	7,233
4.00%, 7/15/2028 (a)	36,785	35,871
5.50%, 7/1/2029 (a)	31,966	31,916
4.13%, 7/1/2030 (a)	5,372	5,056
5.88%, 4/15/2032 (a)	6,942	6,850
Stagwell Global LLC 5.63%, 8/15/2029 (a)	14,644	14,263
Univision Communications, Inc.
7.38%, 6/30/2030 (a)	8,595	8,627
8.50%, 7/31/2031 (a)	269	271
9.38%, 8/1/2032 (a)	9,030	9,214
8.88%, 4/15/2033 (a)	4,201	4,152
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	317	267
		512,979
Metals & Mining — 1.0%
Alcoa Nederland Holding BV 7.13%, 3/15/2031 (a)	4,576	4,733
Alumina Pty. Ltd.
6.13%, 3/15/2030 (a)	4,936	4,993
6.38%, 9/15/2032 (a)	3,281	3,326
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	7,528	7,313
6.88%, 11/1/2029 (a)	6,575	6,669
6.75%, 4/15/2030 (a)	5,574	5,611
7.50%, 9/15/2031 (a)	4,637	4,768
7.63%, 1/15/2034 (a)	9,178	9,365
Commercial Metals Co. 5.75%, 11/15/2033 (a)	5,480	5,394
Compass Minerals International, Inc. 8.00%, 7/1/2030 (a)	4,832	5,052
Novelis Corp.
4.75%, 1/30/2030 (a)	5,544	5,346
6.88%, 1/30/2030 (a)	1,253	1,287
3.88%, 8/15/2031 (a)	1,818	1,663
6.38%, 8/15/2033 (a)	3,421	3,429
		68,949
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	2,396	2,469
Oil, Gas & Consumable Fuels — 8.9%
Aethon United BR LP 7.50%, 10/1/2029 (a)	2,105	2,184
Antero Midstream Partners LP
5.38%, 6/15/2029 (a)	1,231	1,231
5.75%, 10/15/2033 (a)	9,410	9,290
Ascent Resources Utica Holdings LLC
5.88%, 6/30/2029 (a)	951	951
6.63%, 10/15/2032 (a)	7,614	7,685
6.63%, 7/15/2033 (a)	5,279	5,332
Blue Racer Midstream LLC
7.00%, 7/15/2029 (a)	3,989	4,097
7.25%, 7/15/2032 (a)	2,426	2,508
Buckeye Partners LP
3.95%, 12/1/2026	7,407	7,383
4.13%, 12/1/2027	3,138	3,091
4.50%, 3/1/2028 (a)	8,248	8,125
6.75%, 2/1/2030 (a)	8,194	8,429
Caturus Energy LLC 7.13%, 5/15/2031 (a)	2,752	2,756
Chord Energy Corp.
6.00%, 10/1/2030 (a)	13,858	14,024
6.75%, 3/15/2033 (a)	4,827	4,936
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	1,804	1,737
CNX Resources Corp.
7.38%, 1/15/2031 (a)	3,348	3,428
5.88%, 3/1/2034 (a)	3,743	3,650
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	17,027	16,887
5.88%, 1/15/2030 (a)	8,353	8,019
Crescent Energy Finance LLC
7.63%, 4/1/2032 (a)	11,696	12,027
7.88%, 4/15/2032 (a)	12,982	13,415
7.38%, 1/15/2033 (a)	9,769	9,978
8.38%, 1/15/2034 (a)	8,501	8,972
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	7,517	7,341
4.38%, 6/15/2031 (a)	3,261	3,117
Energy Transfer LP 7.38%, 2/1/2031 (a)	1,622	1,664
EQT Corp.
4.50%, 1/15/2029	2,665	2,639
7.50%, 6/1/2030	1,508	1,612
4.75%, 1/15/2031	3,932	3,864
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	137

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Expand Energy Corp.
5.38%, 2/1/2029	2,594	2,594
5.38%, 3/15/2030	6,962	6,986
4.75%, 2/1/2032	7,094	6,866
Genesis Energy LP
8.25%, 1/15/2029	1,710	1,761
8.88%, 4/15/2030	4,082	4,265
7.88%, 5/15/2032	3,066	3,182
6.75%, 3/15/2034	3,857	3,883
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	10,054	10,240
Harvest Midstream I LP
7.50%, 5/15/2032 (a)	4,575	4,748
6.75%, 5/15/2034 (a)	2,485	2,522
Hess Midstream Operations LP
5.88%, 3/1/2028 (a)	1,979	1,997
5.13%, 6/15/2028 (a)	3,838	3,828
6.50%, 6/1/2029 (a)	4,625	4,714
4.25%, 2/15/2030 (a)	5,549	5,341
Hilcorp Energy I LP
6.25%, 11/1/2028 (a)	233	234
5.75%, 2/1/2029 (a)	1,667	1,669
6.00%, 4/15/2030 (a)	3,645	3,634
6.25%, 4/15/2032 (a)	2,489	2,445
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (a)	11,147	11,510
6.63%, 1/15/2034 (a)	7,651	7,717
6.63%, 1/15/2035 (a)	3,480	3,498
Infinity Natural Resources LLC 7.63%, 4/1/2031 (a)	5,206	5,275
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	4,036	4,108
5.88%, 6/15/2030 (a)	4,018	4,038
Magnolia Oil & Gas Operating LLC 6.63%, 8/15/2034 (a)	2,373	2,400
Matador Resources Co.
6.50%, 4/15/2032 (a)	4,260	4,304
6.25%, 4/15/2033 (a)	6,948	6,948
6.00%, 4/15/2034 (a)	3,781	3,703
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	7,064	7,287
8.38%, 2/15/2032 (a)	5,107	5,354
Northriver Midstream Finance LP (Canada) 6.75%, 7/15/2032 (a)	3,269	3,332
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
NuStar Logistics LP
5.63%, 4/28/2027	8,050	8,080
6.38%, 10/1/2030	209	214
Permian Resources Operating LLC
5.88%, 7/1/2029 (a)	1,301	1,302
7.00%, 1/15/2032 (a)	7,064	7,298
6.25%, 2/1/2033 (a)	4,904	4,980
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	4,779	4,940
Range Resources Corp. 4.75%, 2/15/2030 (a)	5,512	5,392
Rockies Express Pipeline LLC
4.95%, 7/15/2029 (a)	3,448	3,410
4.80%, 5/15/2030 (a)	613	596
6.75%, 3/15/2033 (a)	3,415	3,483
SM Energy Co.
6.63%, 1/15/2027	12,496	12,497
6.50%, 7/15/2028	2,001	2,006
6.75%, 8/1/2029 (a)	134	137
8.63%, 11/1/2030 (a)	7,621	8,006
8.75%, 7/1/2031 (a)	23,819	24,918
7.00%, 8/1/2032 (a)	3,820	3,906
9.63%, 6/15/2033 (a)	10,337	11,395
6.63%, 4/15/2034 (a)	9,241	9,300
Sunoco LP
5.88%, 3/15/2028	326	327
7.00%, 5/1/2029 (a)	2,880	2,955
4.50%, 5/15/2029	1,934	1,892
4.50%, 4/30/2030	11,152	10,841
5.63%, 3/15/2031 (a)	10,559	10,487
5.38%, 7/15/2031 (a)	3,480	3,433
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (a)	8,983	8,983
7.38%, 2/15/2029 (a)	4,086	4,199
6.00%, 12/31/2030 (a)	9,697	9,701
6.00%, 9/1/2031 (a)	11,612	11,482
6.75%, 3/15/2034 (a)	15,488	15,609
Validus Energy II Midcon LLC 8.00%, 8/1/2031 (a)	5,721	5,764
Venture Global Calcasieu Pass LLC 6.00%, 5/1/2036 (a)	1,255	1,250
Venture Global LNG, Inc.
9.50%, 2/1/2029 (a)	7,514	8,082
8.38%, 6/1/2031 (a)	688	715
9.88%, 2/1/2032 (a)	14,390	15,341
6.38%, 12/15/2034 (a)	6,583	6,533
SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
6.63%, 6/15/2036 (a)	2,068	2,076
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (a)	5,770	5,891
6.50%, 1/15/2034 (a)	19,491	20,157
6.50%, 6/15/2034 (a)	4,064	4,203
7.75%, 5/1/2035 (a)	1,794	1,995
6.75%, 1/15/2036 (a)	6,369	6,704
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (a)	1,650	1,710
		592,945
Passenger Airlines — 0.6%
American Airlines, Inc. 5.75%, 4/20/2029 (a)	21,570	21,554
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	13,827	11,873
United Airlines Holdings, Inc.
4.88%, 3/1/2029	5,107	5,032
5.38%, 3/1/2031	3,216	3,185
United Airlines, Inc. 4.63%, 4/15/2029 (a)	1,206	1,188
		42,832
Personal Care Products — 0.5%
Coty, Inc. 4.75%, 1/15/2029 (a)	6,131	5,999
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	15,629	15,621
4.13%, 4/1/2029 (a)	6,599	6,394
Perrigo Finance Unlimited Co. 6.13%, 9/30/2032	4,134	4,056
Prestige Brands, Inc. 6.25%, 7/15/2034 (a)	2,585	2,596
		34,666
Pharmaceuticals — 1.5%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	19,824	20,636
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	1,949	1,947
Bausch Health Cos., Inc. (Canada)
4.88%, 6/1/2028 (a)	10,129	9,658
11.00%, 9/30/2028 (a)	2,530	2,672
5.00%, 2/15/2029 (a)	10,764	8,477
6.25%, 2/15/2029 (a)	5,724	4,722
5.25%, 1/30/2030 (a)	8,444	5,993
5.25%, 2/15/2031 (a)	8,413	5,384
Elanco Animal Health, Inc. 6.40%, 8/28/2028 (f)	2,996	3,067
Endo Finance Holdings LP 8.50%, 4/15/2031 (a)	2,236	2,357
Organon & Co.
4.13%, 4/30/2028 (a)	13,538	13,403
5.13%, 4/30/2031 (a)	17,247	17,235
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — continued
6.75%, 5/15/2034 (a)	2,047	2,146
7.88%, 5/15/2034 (a)	1,400	1,500
		99,197
Professional Services — 0.1%
Science Applications International Corp. 5.88%, 11/1/2033 (a)	3,414	3,380
TriNet Group, Inc. 7.13%, 8/15/2031 (a)	5,772	5,893
		9,273
Real Estate Management & Development — 0.3%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (a)	4,086	4,039
5.25%, 4/15/2030 (a)	12,971	12,558
9.75%, 4/15/2030 (a)	5,972	6,399
		22,996
Semiconductors & Semiconductor Equipment — 1.4%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	5,748	5,648
Entegris, Inc.
4.38%, 4/15/2028 (a)	3,785	3,739
4.75%, 4/15/2029 (a)	11,641	11,465
3.63%, 5/1/2029 (a)	6,263	6,010
5.95%, 6/15/2030 (a)	23,088	23,297
Kioxia Holdings Corp. (Japan) 6.25%, 7/24/2030 (a)	14,016	14,331
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	18,826	18,375
Qnity Electronics, Inc.
5.75%, 8/15/2032 (a)	4,160	4,133
6.25%, 8/15/2033 (a)	2,828	2,847
Synaptics, Inc. 4.00%, 6/15/2029 (a)	4,754	4,687
		94,532
Software — 1.5%
AthenaHealth Group, Inc.
6.50%, 2/15/2030 (a)	17,500	17,103
7.50%, 2/15/2032 (a)	3,425	3,528
Fair Isaac Corp. 6.00%, 5/15/2033 (a)	4,801	4,723
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	7,080	6,958
5.13%, 4/15/2029 (a)	6,113	5,960
OAK-Eagle Acquireco, Inc.
7.25%, 7/1/2033 (a)	5,198	5,406
8.75%, 7/1/2034 (a)	5,407	5,739
RingCentral, Inc. 8.50%, 8/15/2030 (a)	8,001	8,259
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	139

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	34,327	34,341
6.50%, 6/1/2032 (a)	8,880	8,996
		101,013
Specialized REITs — 0.6%
Iron Mountain, Inc.
5.00%, 7/15/2028 (a)	4,602	4,563
4.88%, 9/15/2029 (a)	6,735	6,588
5.25%, 7/15/2030 (a)	15,751	15,456
6.25%, 1/15/2033 (a)	888	895
Millrose Properties, Inc.
6.38%, 8/1/2030 (a)	7,142	7,241
6.25%, 9/15/2032 (a)	3,437	3,449
SBA Communications Corp. 3.13%, 2/1/2029	3,787	3,620
		41,812
Specialty Retail — 1.6%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	4,876	4,827
4.63%, 11/15/2029 (a)	7,470	7,269
4.75%, 3/1/2030	1,814	1,768
Bath & Body Works, Inc.
6.63%, 10/1/2030 (a)	5,000	5,098
6.88%, 11/1/2035	344	351
6.75%, 7/1/2036	2,612	2,601
Escrow Rite Aid 0.00%, 12/31/2049 ‡	2,524	—
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	5,311	5,022
Group 1 Automotive, Inc. 6.38%, 1/15/2030 (a)	2,914	2,940
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	2,667	2,657
3.88%, 6/1/2029 (a)	7,710	7,404
5.50%, 10/1/2030 (a)	2,600	2,581
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (a)	6,848	6,958
PetSmart LLC 7.50%, 9/15/2032 (a)	11,967	12,082
Sonic Automotive, Inc.
4.63%, 11/15/2029 (a)	10,039	9,810
4.88%, 11/15/2031 (a)	5,151	4,926
Staples, Inc.
10.75%, 9/1/2029 (a)	23,281	22,367
12.75%, 1/15/2030 (a)	13,193	10,509
		109,170
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — 0.2%
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	7,526	7,854
Seagate Data Storage Technology Pte. Ltd. 5.75%, 12/1/2034	1,779	1,768
Xerox Corp. 10.25%, 10/15/2030 (a)	3,482	3,047
Xerox Holdings Corp.
5.50%, 8/15/2028 (a)	877	481
8.88%, 11/30/2029 (a)	4,989	1,933
		15,083
Trading Companies & Distributors — 2.1%
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	13,694	13,982
8.63%, 5/15/2032 (a)	5,830	6,062
8.00%, 3/15/2033 (a)	3,346	3,433
7.13%, 7/1/2034 (a)	3,678	3,620
Herc Holdings, Inc.
6.63%, 6/15/2029 (a)	5,447	5,556
7.00%, 6/15/2030 (a)	4,061	4,201
QXO Building Products, Inc.
6.50%, 7/15/2031 (a)	7,551	7,636
6.75%, 4/30/2032 (a)	9,788	10,011
6.88%, 7/15/2034 (a)	8,751	8,855
United Rentals North America, Inc.
4.88%, 1/15/2028	19,458	19,385
5.25%, 1/15/2030	8,607	8,570
5.38%, 11/15/2033 (a)	3,728	3,631
6.13%, 3/15/2034 (a)	14,655	14,893
WESCO Distribution, Inc.
6.38%, 3/15/2029 (a)	10,705	10,869
5.25%, 4/15/2031 (a)	3,019	2,969
6.63%, 3/15/2032 (a)	5,087	5,203
6.38%, 3/15/2033 (a)	8,231	8,358
		137,234
Wireless Telecommunication Services — 0.2%
Altice France Lux 3 (Luxembourg) 10.00%, 1/15/2033 (a)	2,862	2,787
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (a)	7,490	7,833
T-Mobile USA, Inc. 6.70%, 12/15/2033	4,403	4,714
		15,334
Total Corporate Bonds (Cost $5,387,229)		5,321,099
SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 8.6% (g)
Aerospace & Defense — 0.2%
BCPE Lightning Buyer, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.00%), 3.00%, 7/25/2033 (d) (h)	1,552	1,555
TransDigm, Inc., 1st Lien Term Loan J (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 2/28/2031 (d)	2,290	2,297
TransDigm, Inc., 1st Lien Term Loan M (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 8/19/2032 (d)	10,570	10,603
VSE Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.69%, 5/5/2033 (d)	2,194	2,206
		16,661
Automobile Components — 0.2%
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 5.69%, 1/31/2031 (d)	2,040	2,044
DexKo Global, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 8.32%, 10/6/2031 (d)	10,939	10,548
		12,592
Building Products — 0.5%
Chariot Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.44%, 9/8/2032 (d)	6,293	6,299
EMRLD Borrower LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.07%, 8/4/2031 (d)	10,225	10,251
MIWD Holdco II LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 6.44%, 3/28/2031 (d)	3,956	3,906
Quikrete Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.94%, 2/10/2032 (d)	10,272	10,282
		30,738
Chemicals — 0.6%
INEOS US Finance LLC, 1st Lien Term Loan B (Luxembourg) (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 2/18/2030 (d) (h)	16,775	15,819
SCIH Salt Holdings, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.75%), 6.50%, 7/30/2031 (d) (h)	6,995	6,961
Stonepeak Motion Finco LLC, 1st Lien Term Loan B (Cayman Islands) (12-MONTH CME TERM SOFR + 3.00%), 3.00%, 6/24/2033 (d) (h)	10,091	10,128
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — continued
Venator Materials LLC, 1st Lien Term Loan
(PRIME + 2.00% (PIK) + 4.32% (Cash)), 13.07%, 10/12/2028 ‡ (b) (d)	5,752	317
(PRIME + 7.00% (PIK)), 13.75%, 10/12/2028 ‡ (b) (d)	2,718	2,093
Venator Materials LLC, 1st Lien Term Loan B (PRIME + 1.00% (PIK) + 1.00% (Cash)), 8.75%, 10/12/2028 ‡ (b) (d)	2,729	2,183
		37,501
Commercial Services & Supplies — 0.1%
Allied Universal Holdco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 8/20/2032 (d)	2,247	2,256
Garda World Security Corp., 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.75%), 6.51%, 2/1/2029 (d)	778	777
Raven Acquisition Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 6.69%, 11/19/2031 (d)	5,064	5,053
		8,086
Consumer Staples Distribution & Retail — 1.1%
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (PIK), 11.50%, 12/31/2028 ‡ (b) (i)	30,687	29,153
Moran Foods LLC, 1st Lien Term Loan B
(3-MONTH CME TERM SOFR + 7.25% (PIK) + 3.86% (Cash)), 14.92%, 12/29/2028 ‡ (b) (d)	27,249	—
(3-MONTH CME TERM SOFR + 7.25% (PIK) + 3.86% (Cash) + 0.10% (CAS)), 15.01%, 12/29/2028 ‡ (b) (i)	89,291	19,010
Moran Foods LLC, Term Loan A (3-MONTH CME TERM SOFR + 2.50% (PIK) + 3.75% (Cash)), 10.05%, 1/2/2029 ‡ (b) (d)	12,549	11,921
Moran Foods LLC, Term Loan B (3-MONTH CME TERM SOFR + 8.50% (PIK) + 1.00% (Cash)), 13.30%, 1/2/2029 ‡ (b) (d)	11,990	11,391
		71,475
Containers & Packaging — 0.4%
Clydesdale Acquisition Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 4/1/2032 (d)	5,972	5,881
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	141

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Containers & Packaging — continued
Graham Packaging Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.94%, 1/26/2033 (d)	3,454	3,462
Mauser Packaging Solutions Holding Co., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.21%, 4/15/2030 (d)	14,982	14,968
		24,311
Diversified Consumer Services — 0.1%
Belron Finance 2019 LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.76%, 10/16/2031 (d)	3,645	3,649
Wand NewCo 3, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 1/30/2031 (d)	3,296	3,285
		6,934
Diversified Telecommunication Services — 0.1%
Altice France SA, 1st Lien Term Loan B-14 (France) (3-MONTH CME TERM SOFR + 6.88%), 10.62%, 5/30/2031 (d)	5,146	5,216
Electronic Equipment, Instruments & Components — 0.2%
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.24%, 12/2/2031 (d)	8,855	8,893
Sanmina Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.46%, 10/27/2032 (d)	7,344	7,359
		16,252
Entertainment — 0.2%
Crown Finance US, Inc., 1st Lien Term Loan B (United Kingdom) (1-MONTH CME TERM SOFR + 4.50%), 8.15%, 12/2/2031 (d)	11,556	11,598
Financial Services — 0.3%
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.67%, 4/16/2029 (d)	832	830
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 11/17/2031 (d)	10,058	9,817
Shift4 Payments LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 5.73%, 7/6/2032 (d)	6,965	6,968
		17,615
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ground Transportation — 0.5%
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 8/15/2030 (d)	13,318	13,318
GB AIT Buyer, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 8.07%, 4/29/2033 (d)	3,903	3,908
Hertz Corp. (The), 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 7.58%, 6/30/2028 (d) (h)	23,707	13,115
Hertz Corp. (The), 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 3.50%), 7.58%, 6/30/2028 (d) (h)	4,703	2,601
		32,942
Health Care Equipment & Supplies — 0.2%
Bausch + Lomb Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.44%, 1/15/2031 (d)	13,992	14,069
Health Care Providers & Services — 0.2%
Charlotte Buyer, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 8.14%, 6/30/2031 (d)	3,366	3,373
Star Parent, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 7.23%, 9/27/2030 (d)	2,896	2,913
US Renal Care, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 5.00%), 8.80%, 6/28/2028 (d)	9,453	9,071
		15,357
Hotels, Restaurants & Leisure — 0.0% ^
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.69%, 3/14/2031 (d)	2,820	2,826
Insurance — 0.2%
Asurion LLC, 1st Lien Term Loan B-13 (3-MONTH CME TERM SOFR + 4.25%), 8.07%, 9/19/2030 (d)	5,346	5,297
Asurion LLC, 1st Lien Term Loan B-14 (3-MONTH CME TERM SOFR + 3.75%), 7.57%, 2/23/2033 (d)	790	756
HUB International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 6/20/2030 (d)	9,184	9,205
		15,258
SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
IT Services — 0.3%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.50%), 6.23%, 2/3/2031 (d)	14,432	14,396
MIS Acquisition LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 8.25%, 4/22/2031 (d)	7,531	7,205
		21,601
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan, 0.00%, 12/31/2026 ‡ (c) (i)	3,180	32
Life Sciences Tools & Services — 0.1%
PAREXEL International Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 12/12/2031 (d)	7,297	7,324
Machinery — 0.0% ^
LSF12 Helix Parent LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.19%, 2/10/2033 (d)	3,440	3,435
Media — 0.7%
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 5.73%, 12/9/2030 (d)	12,675	12,525
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 7.80%, 8/23/2028 (d)	4,805	4,808
EW Scripps Co. (The), 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 5.75%), 9.52%, 6/30/2028 (d)	1,646	1,643
iHeartCommunications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.78%), 9.58%, 5/1/2029 (d)	29,397	26,030
		45,006
Oil, Gas & Consumable Fuels — 0.1%
Colossus Acquireco LLC, 1st Lien Term Loan B (1-Day CME TERM SOFR + 1.75%), 5.37%, 1/31/2033 (d)	4,614	4,595
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 4/20/2028 (d)	6,069	6,067
Personal Care Products — 0.2%
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.55%, 5/17/2028 (d)	14,094	12,517
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — 0.3%
1261229 BC Ltd., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.25%), 9.94%, 10/8/2030 (d)	17,468	17,362
Professional Services — 0.1%
First Advantage Holdings LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 6.48%, 10/31/2031 (d)	6,600	6,593
Semiconductors & Semiconductor Equipment — 0.1%
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.35%), 6.86%, 2/1/2029 (d)	6,821	6,843
Software — 0.8%
AthenaHealth Group, Inc., 1st Lien Term Loan A (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 2/16/2032 (d)	7,108	7,101
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.44%, 11/25/2031 (d)	9,267	9,197
Dayforce Bidco LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.82%, 2/4/2033 (d)	10,069	9,707
Genesys Cloud Services, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 1/30/2032 (d)	4,550	4,437
Icon Parent I, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 6.45%, 11/13/2031 (d)	12,817	12,270
Rocket Software, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.44%, 11/28/2028 (d)	6,938	6,868
UKG, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.07%, 2/10/2031 (d)	2,800	2,721
		52,301
Specialty Retail — 0.4%
AWS Claire's LLC, 1st Lien Term Loan B, 10.00%, 9/18/2030 ‡	1,043	1,044
Petco Health & Wellness Co., Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 7.98%, 1/31/2031 (d)	9,008	8,995
PetSmart LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 7.69%, 8/18/2032 (d)	11,624	11,689
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	143

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Specialty Retail — continued
Serta Simmons Bedding LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 7.50%), 11.35%, 6/29/2028 (d)	6,199	5,788
White Cap Supply Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 10/19/2029 (d)	1,236	1,235
		28,751
Technology Hardware, Storage & Peripherals — 0.0% ^
Xerox Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.00%), 7.75%, 11/19/2029 (d) (h)	3,310	2,510
Textiles, Apparel & Luxury Goods — 0.2%
Varsity Brands, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 6.48%, 8/26/2031 (d)	16,826	16,831
Trading Companies & Distributors — 0.1%
QXO Building Products, Inc., 1st Lien Term Loan B
(12-MONTH CME TERM SOFR + 2.00%), 5.68%, 4/30/2032 (d)	1,491	1,490
(1-MONTH CME TERM SOFR + 2.00%), 5.69%, 7/1/2033 (d)	5,835	5,827
		7,317
Total Loan Assignments (Cost $603,409)		578,516
U.S. Treasury Obligations — 3.5%
U.S. Treasury Notes
3.88%, 4/30/2031	33,000	32,156
4.00%, 4/30/2032	47,315	46,042
4.13%, 4/30/2033	49,975	48,616
4.25%, 5/15/2035	47,350	45,820
4.38%, 5/15/2036	65,000	63,152
Total U.S. Treasury Obligations (Cost $238,637)		235,786
	SHARES (000)
Common Stocks — 0.9%
Aerospace & Defense — 0.0% ^
Incora Top Holdco LLC ‡ *	9	312
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	95,914,057	96
MYT Holding LLC ‡ *	5,623	1,406
NMG Parent LLC, Escrow ‡ *	83	—
		1,502
INVESTMENTS	SHARES (000)	VALUE ($000)

Chemicals — 0.0% ^
Venator Materials plc ‡ *	11	85
Containers & Packaging — 0.1%
Ardagh Holdings SA ‡ * (a)	1,234	8,063
Labels Buyer LLC *	2	121
		8,184
Financial Services — 0.3%
ACC Claims Holdings LLC ‡ *	7,077	14
Keenova Therapeutics plc	218	21,259
Par Health, Inc.	218	1,342
		22,615
Health Care Equipment & Supplies — 0.0% ^
New Evhc Physical Equity *	107	1,941
Machinery — 0.0% ^
SSB Equipment Co., Inc. ‡ *	395	—
Media — 0.1%
Audacy, Inc. *	64	266
Clear Channel Outdoor Holdings, Inc. *	2,312	5,478
iHeartMedia, Inc., Class A *	273	743
National CineMedia, Inc.	549	1,385
		7,872
Oil, Gas & Consumable Fuels — 0.1%
Gulfport Energy Corp. *	20	3,645
Pharmaceuticals — 0.0% ^
Endo GUC Trust ‡ *	751	431
Specialized REITs — 0.2%
VICI Properties, Inc., Class A	393	10,076
Specialty Retail — 0.1%
Serta Simmons Bedding LLC *	395	2,910
Total Common Stocks (Cost $79,199)		59,573
Preferred Stocks — 0.3%
Broadline Retail — 0.3%
MYT Holding LLC Series A, 10.00%, 6/6/2029 ($1 par value) ‡	13,477	17,628
Containers & Packaging — 0.0% ^
Labels Buyer LLC Series A, 12.00%, 9/29/2026 ($1,000 par value) (j)	3	2,175
Total Preferred Stocks (Cost $16,397)		19,803
SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	NO. OF RIGHTS (000)	VALUE ($000)
Rights — 0.2%
Media — 0.2%
SES SA (Luxembourg) ‡ * (Cost $—) (k)	749	11,147
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Containers & Packaging — 0.0% ^
Labels Buyer LLC expiring 4/29/2033, price 1.00 USD *	2	8
Media — 0.0% ^
Audacy, Inc.
expiring 12/31/2049, price 1.00 USD ‡ *	77	—
expiring 9/30/2028, price 1.00 USD ‡ *	13	—
		—
Total Warrants (Cost $219)		8
	SHARES (000)
Short-Term Investments — 6.0%
Investment Companies — 6.0%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.54% (l) (m) (Cost $400,893)	400,893	400,893
Total Investments — 99.2% (Cost $6,725,983)		6,626,825
Other Assets in Excess of Liabilities — 0.8%		52,857
NET ASSETS — 100.0%		6,679,682

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CAS	Credit Adjustment Spread
CME	Chicago Mercantile Exchange
PIK	Payment In Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Defaulted security.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(e)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(f)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2026.

(g)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(h)	All or a portion of this security is unsettled as of August 31, 2026. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(i)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2026.

(j)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of August 31, 2026.
(k)	Value is zero.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	145

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — 30.8%
AG Mitt 0.00%, 12/27/2026 ‡ (a)	1,003	1,003
FHLMC
Pool # 8C1031, ARM, 5.21%, 6/1/2055 (b)	6,105	6,101
Pool # 842039, ARM, 5.22%, 10/1/2055 (b)	6,086	6,087
Pool # 8C1189, ARM, 4.90%, 11/1/2055 (b)	3,929	3,887
Pool # 8C1217, ARM, 5.04%, 11/1/2055 (b)	10,937	10,863
FHLMC Gold Pools, Other
Pool # WN2492, 4.93%, 6/1/2028	7,894	7,901
Pool # WN2326, 4.45%, 12/1/2032	2,160	2,115
FHLMC UMBS, 30 Year
Pool # TB4997, 6.00%, 6/1/2051	438	445
Pool # TB5018, 6.50%, 6/1/2051	419	432
Pool # TB5956, 6.50%, 6/1/2051	379	391
Pool # SD4030, 6.50%, 10/1/2053	5,101	5,326
Pool # SD4320, 6.00%, 11/1/2053	50,998	52,221
Pool # SD4341, 6.50%, 11/1/2053	12,238	12,794
Pool # QH8542, 8.00%, 1/1/2054	427	460
Pool # SD5979, 6.00%, 7/1/2054	29,712	30,205
Pool # SD6268, 6.50%, 8/1/2054	13,438	14,047
Pool # SD6896, 6.00%, 9/1/2054	55,719	56,918
Pool # RJ3721, 5.50%, 3/1/2055	2,828	2,801
Pool # SL2544, 6.50%, 8/1/2055	25,489	26,567
Pool # QZ6253, 5.50%, 10/1/2055	2,974	2,952
Pool # QZ6256, 5.50%, 10/1/2055	4,278	4,237
Pool # SL2939, 5.50%, 10/1/2055	2,100	2,080
Pool # QZ6966, 5.50%, 11/1/2055	3,300	3,268
Pool # QZ7257, 5.50%, 11/1/2055	1,111	1,101
Pool # QZ8076, 5.50%, 11/1/2055	3,326	3,294
Pool # QZ9117, 5.50%, 11/1/2055	2,235	2,217
Pool # TA1190, 5.50%, 11/1/2055	1,388	1,374
Pool # SL3192, 6.00%, 11/1/2055	99,046	101,186
Pool # TA0290, 5.50%, 12/1/2055	4,264	4,225
Pool # RQ0085, 5.50%, 1/1/2056	37,441	37,083
Pool # SL3686, 5.50%, 1/1/2056	18,108	17,953
Pool # TA3495, 5.50%, 1/1/2056	2,022	2,003
Pool # TA3891, 5.50%, 1/1/2056	7,398	7,369
Pool # TA4276, 5.50%, 1/1/2056	350	347
Pool # TA4348, 5.50%, 1/1/2056	3,058	3,078
Pool # TA4349, 5.50%, 1/1/2056	2,981	2,997
Pool # TA4352, 5.50%, 1/1/2056	6,414	6,436
Pool # TA4353, 5.50%, 1/1/2056	6,390	6,356
Pool # TA4363, 5.50%, 1/1/2056	1,980	1,985
Pool # TA4375, 5.50%, 1/1/2056	8,193	8,198
Pool # TA4376, 5.50%, 1/1/2056	8,357	8,354
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # TA4380, 5.50%, 1/1/2056	3,244	3,220
Pool # TA5070, 5.50%, 1/1/2056	11,809	11,794
Pool # TA5257, 5.50%, 1/1/2056	921	915
Pool # TA5975, 5.50%, 1/1/2056	476	472
Pool # TA5158, 6.00%, 1/1/2056	1,304	1,323
Pool # TA5189, 7.00%, 1/1/2056	719	762
Pool # TA5048, 5.50%, 2/1/2056	2,604	2,587
Pool # TA5432, 5.50%, 2/1/2056	8,087	8,010
Pool # TA5448, 5.50%, 2/1/2056	513	517
Pool # TA5456, 5.50%, 2/1/2056	675	670
Pool # TA5458, 5.50%, 2/1/2056	502	502
Pool # TA5459, 5.50%, 2/1/2056	995	1,001
Pool # TA5581, 5.50%, 2/1/2056	1,282	1,280
Pool # TA5679, 5.50%, 2/1/2056	568	564
Pool # TA5685, 5.50%, 2/1/2056	2,264	2,242
Pool # TA6050, 5.50%, 2/1/2056	1,345	1,333
Pool # TA6062, 5.50%, 2/1/2056	388	387
Pool # TA6124, 5.50%, 2/1/2056	2,198	2,185
Pool # TA6592, 5.50%, 2/1/2056	971	968
Pool # TA6704, 5.50%, 2/1/2056	910	903
Pool # TA6710, 5.50%, 2/1/2056	3,658	3,631
Pool # TA6724, 5.50%, 2/1/2056	6,922	6,856
Pool # TA7028, 5.50%, 2/1/2056	585	580
Pool # TA5161, 6.00%, 2/1/2056	1,250	1,270
Pool # TA5178, 6.00%, 2/1/2056	462	476
Pool # TA5427, 6.00%, 2/1/2056	1,437	1,479
Pool # TA5434, 6.00%, 2/1/2056	1,073	1,109
Pool # TA5443, 6.00%, 2/1/2056	2,612	2,682
Pool # TA6599, 6.00%, 2/1/2056	1,335	1,361
Pool # TA6717, 6.00%, 2/1/2056	2,596	2,670
Pool # TA6718, 6.00%, 2/1/2056	2,514	2,581
Pool # TA6740, 6.00%, 2/1/2056	2,824	2,872
Pool # TA6742, 6.00%, 2/1/2056	2,592	2,634
Pool # TA5253, 6.50%, 2/1/2056	1,250	1,298
Pool # TA5435, 6.50%, 2/1/2056	515	534
Pool # TA5444, 6.50%, 2/1/2056	974	1,023
Pool # TA5447, 6.50%, 2/1/2056	585	605
Pool # TA5449, 6.50%, 2/1/2056	504	522
Pool # TA6727, 6.50%, 2/1/2056	439	463
Pool # TA6729, 6.50%, 2/1/2056	333	346
Pool # TA6730, 6.50%, 2/1/2056	974	1,023
Pool # TA6746, 6.50%, 2/1/2056	506	529
Pool # TA7120, 6.50%, 2/1/2056	307	319
Pool # RQ0103, 5.50%, 3/1/2056	42,168	41,765
Pool # TA7127, 5.50%, 3/1/2056	1,991	1,990
SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # TA7129, 5.50%, 3/1/2056	1,283	1,276
Pool # TA7684, 5.50%, 3/1/2056	3,410	3,406
Pool # TA7685, 5.50%, 3/1/2056	309	310
Pool # TA7688, 5.50%, 3/1/2056	411	407
Pool # TA7713, 5.50%, 3/1/2056	761	766
Pool # TA8148, 5.50%, 3/1/2056	3,805	3,780
Pool # TA8151, 5.50%, 3/1/2056	1,884	1,872
Pool # TA8849, 5.50%, 3/1/2056	200	199
Pool # TA8855, 5.50%, 3/1/2056	258	257
Pool # TA8856, 5.50%, 3/1/2056	775	771
Pool # TA8862, 5.50%, 3/1/2056	763	756
Pool # TA8887, 5.50%, 3/1/2056	948	942
Pool # TA9000, 5.50%, 3/1/2056	862	855
Pool # TA7663, 6.00%, 3/1/2056	773	787
Pool # TA7664, 6.00%, 3/1/2056	332	337
Pool # TA8858, 6.00%, 3/1/2056	274	279
Pool # TA8870, 6.00%, 3/1/2056	721	731
Pool # TA8890, 6.00%, 3/1/2056	358	364
Pool # TA9439, 6.00%, 3/1/2056	436	443
Pool # TA6726, 6.50%, 3/1/2056	521	543
Pool # TA7116, 6.50%, 3/1/2056	336	348
Pool # TA7117, 6.50%, 3/1/2056	275	287
Pool # TA7125, 6.50%, 3/1/2056	291	302
Pool # TA8874, 6.50%, 3/1/2056	185	192
Pool # TA8875, 6.50%, 3/1/2056	79	82
Pool # TA8878, 6.50%, 3/1/2056	198	206
Pool # TA8880, 6.50%, 3/1/2056	109	113
Pool # TA8892, 6.50%, 3/1/2056	104	108
Pool # TB1329, 4.50%, 4/1/2056	7,012	6,583
Pool # TA9455, 5.50%, 4/1/2056	3,789	3,753
Pool # TB0362, 6.00%, 4/1/2056	3,523	3,581
Pool # TB0363, 6.00%, 4/1/2056	2,077	2,115
Pool # TB0377, 6.00%, 4/1/2056	613	623
Pool # TB1922, 6.00%, 4/1/2056	498	505
Pool # TA9432, 6.50%, 4/1/2056	518	536
Pool # TB0366, 6.50%, 4/1/2056	549	568
Pool # TB0376, 6.50%, 4/1/2056	4,044	4,181
Pool # TB3666, 5.50%, 5/1/2056	3,345	3,320
Pool # TB3698, 6.50%, 5/1/2056	1,594	1,652
Pool # TB3705, 6.50%, 5/1/2056	1,105	1,147
Pool # TB3709, 6.50%, 5/1/2056	2,134	2,209
Pool # TB3715, 7.00%, 5/1/2056	499	525
Pool # TB3717, 7.00%, 5/1/2056	1,067	1,123
Pool # TB3721, 7.00%, 5/1/2056	468	492
Pool # TB3725, 7.00%, 5/1/2056	409	430
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # TB5946, 6.00%, 6/1/2056	389	395
Pool # TB6704, 6.00%, 6/1/2056	1,097	1,116
Pool # TB6705, 6.00%, 6/1/2056	1,138	1,156
Pool # TB6706, 6.00%, 6/1/2056	509	518
Pool # TB6707, 6.00%, 6/1/2056	778	792
Pool # TB6713, 6.00%, 6/1/2056	1,268	1,282
Pool # TB5009, 6.50%, 6/1/2056	3,656	3,771
Pool # TB5010, 6.50%, 6/1/2056	1,188	1,228
Pool # TB5015, 6.50%, 6/1/2056	399	413
Pool # TB5016, 6.50%, 6/1/2056	379	392
Pool # TB5950, 6.50%, 6/1/2056	3,954	4,077
Pool # TB5954, 6.50%, 6/1/2056	579	597
Pool # TB6720, 6.50%, 6/1/2056	848	878
Pool # TB6728, 6.50%, 6/1/2056	230	238
Pool # TB6711, 6.00%, 7/1/2056	1,427	1,451
Pool # TB6719, 6.50%, 7/1/2056	589	610
Pool # TB8569, 6.50%, 7/1/2056	4,502	4,655
Pool # TB6741, 7.00%, 7/1/2056	439	462
Pool # SL6266, 5.00%, 8/1/2056	27,999	27,059
Pool # TC2550, 7.00%, 8/1/2056	1,148	1,207
Pool # TC3270, 6.00%, 9/1/2056	1,000	1,014
Pool # TC3272, 6.00%, 9/1/2056	1,000	1,012
Pool # TC3291, 6.50%, 9/1/2056	5,041	5,212
Pool # TC4471, 6.50%, 9/1/2056	1,636	1,689
Pool # TC4483, 6.50%, 9/1/2056	1,867	1,937
Pool # TC4490, 6.50%, 9/1/2056	1,150	1,187
FNMA
Pool # BM7862, ARM, 5.02%, 10/1/2055 (b)	3,330	3,317
Pool # BM7874, ARM, 4.99%, 11/1/2055 (b)	20,150	20,051
Pool # DF4134, ARM, 5.32%, 11/1/2055 (b)	6,297	6,311
FNMA / FHLMC UMBS, Single Family, 30 Year TBA, 6.00%, 9/25/2056 (c)	3,020	3,053
FNMA UMBS, 30 Year
Pool # BU8924, 3.50%, 4/1/2052	4,347	3,860
Pool # MA5010, 5.50%, 5/1/2053	4,949	4,935
Pool # CB7136, 6.50%, 9/1/2053	14,978	15,643
Pool # DA6408, 8.00%, 12/1/2053	436	470
Pool # DA6398, 8.00%, 1/1/2054	317	342
Pool # CB8004, 6.00%, 2/1/2054	9,511	9,673
Pool # CB8495, 6.00%, 5/1/2054	31,408	31,836
Pool # MA5420, 5.50%, 7/1/2054	4,482	4,439
Pool # FS8911, 6.50%, 8/1/2054	17,898	18,709
Pool # CB9153, 6.00%, 9/1/2054	41,320	42,347
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	147

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # DC4812, 5.50%, 11/1/2054	867	860
Pool # FA1925, 6.00%, 12/1/2054	30,654	31,205
Pool # FA0444, 5.50%, 1/1/2055	766	759
Pool # FA0541, 6.00%, 2/1/2055	40,317	41,235
Pool # FA3119, 6.00%, 2/1/2055	6,099	6,169
Pool # DE9119, 5.50%, 10/1/2055	1,895	1,877
Pool # DF1922, 5.50%, 10/1/2055	1,170	1,162
Pool # FA2900, 6.00%, 10/1/2055	88,765	90,683
Pool # DF3947, 5.50%, 12/1/2055	1,052	1,042
Pool # DF5185, 5.50%, 12/1/2055	900	892
Pool # DF6528, 5.50%, 12/1/2055	1,658	1,644
Pool # DF6535, 5.50%, 12/1/2055	2,462	2,467
Pool # DF6613, 5.50%, 12/1/2055	2,136	2,129
Pool # DF6615, 5.50%, 12/1/2055	3,462	3,436
Pool # DF8733, 5.50%, 12/1/2055	1,499	1,485
Pool # DG0277, 5.50%, 12/1/2055	779	771
Pool # DF8756, 6.00%, 12/1/2055	786	805
Pool # DF1408, 5.50%, 1/1/2056	1,489	1,478
Pool # DF8198, 5.50%, 1/1/2056	447	444
Pool # DF8915, 5.50%, 1/1/2056	616	610
Pool # DF9545, 5.50%, 1/1/2056	1,858	1,844
Pool # DF9558, 5.50%, 1/1/2056	655	649
Pool # DG2633, 5.50%, 1/1/2056	1,752	1,765
Pool # MA5945, 5.50%, 1/1/2056	82,956	82,163
Pool # DF9392, 6.00%, 1/1/2056	4,571	4,650
Pool # DF9394, 6.00%, 1/1/2056	5,970	6,072
Pool # DF9396, 6.00%, 1/1/2056	5,852	5,949
Pool # DF9401, 6.00%, 1/1/2056	6,435	6,617
Pool # DF9403, 6.00%, 1/1/2056	1,859	1,918
Pool # DF9774, 6.00%, 1/1/2056	2,842	2,905
Pool # DF9799, 6.00%, 1/1/2056	489	504
Pool # DG0834, 6.00%, 1/1/2056	2,560	2,598
Pool # DF9405, 6.50%, 1/1/2056	1,462	1,536
Pool # DF9406, 6.50%, 1/1/2056	498	516
Pool # DF9407, 6.50%, 1/1/2056	393	411
Pool # DF9410, 6.50%, 1/1/2056	928	974
Pool # DF9411, 6.50%, 1/1/2056	844	891
Pool # DF9412, 6.50%, 1/1/2056	960	1,011
Pool # DF9759, 6.50%, 1/1/2056	1,072	1,132
Pool # DF6909, 7.00%, 1/1/2056	501	529
Pool # DF4315, 5.50%, 2/1/2056	809	801
Pool # DF6150, 5.50%, 2/1/2056	2,359	2,339
Pool # DF6154, 5.50%, 2/1/2056	1,666	1,656
Pool # DF9556, 5.50%, 2/1/2056	3,227	3,202
Pool # DG1432, 5.50%, 2/1/2056	1,470	1,457
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # DG1463, 5.50%, 2/1/2056	3,215	3,193
Pool # DG1477, 5.50%, 2/1/2056	1,222	1,215
Pool # DG1567, 5.50%, 2/1/2056	3,104	3,081
Pool # DG1571, 5.50%, 2/1/2056	2,345	2,360
Pool # DG1572, 5.50%, 2/1/2056	5,976	5,919
Pool # DG2007, 5.50%, 2/1/2056	2,138	2,122
Pool # DG2008, 5.50%, 2/1/2056	2,923	2,898
Pool # DG2562, 5.50%, 2/1/2056	3,149	3,160
Pool # DG2571, 5.50%, 2/1/2056	925	933
Pool # DG2878, 5.50%, 2/1/2056	423	421
Pool # DF9402, 6.00%, 2/1/2056	2,342	2,420
Pool # DG0817, 6.00%, 2/1/2056	2,235	2,277
Pool # DG1582, 6.00%, 2/1/2056	1,894	1,949
Pool # DG1583, 6.00%, 2/1/2056	4,008	4,116
Pool # DG1585, 6.00%, 2/1/2056	2,614	2,659
Pool # DG1590, 6.00%, 2/1/2056	1,576	1,628
Pool # DG2582, 6.00%, 2/1/2056	3,700	3,776
Pool # DG2870, 6.00%, 2/1/2056	1,361	1,408
Pool # DG0818, 6.50%, 2/1/2056	2,038	2,111
Pool # DG1597, 6.50%, 2/1/2056	631	664
Pool # DG1598, 6.50%, 2/1/2056	424	440
Pool # DG2059, 6.50%, 2/1/2056	485	504
Pool # DG3689, 6.50%, 2/1/2056	649	679
Pool # DG3041, 5.50%, 3/1/2056	2,587	2,592
Pool # DG3660, 5.50%, 3/1/2056	587	594
Pool # DG3663, 5.50%, 3/1/2056	998	993
Pool # DG3668, 5.50%, 3/1/2056	1,136	1,145
Pool # DG3669, 5.50%, 3/1/2056	643	651
Pool # DG3743, 5.50%, 3/1/2056	511	511
Pool # DG3747, 5.50%, 3/1/2056	1,056	1,058
Pool # DG4449, 5.50%, 3/1/2056	2,440	2,442
Pool # DG4457, 5.50%, 3/1/2056	555	560
Pool # DG4498, 5.50%, 3/1/2056	1,279	1,270
Pool # DG4540, 5.50%, 3/1/2056	307	306
Pool # DG5494, 5.50%, 3/1/2056	754	750
Pool # DG5496, 5.50%, 3/1/2056	904	898
Pool # DG5497, 5.50%, 3/1/2056	438	435
Pool # DG5501, 5.50%, 3/1/2056	1,541	1,526
Pool # MA5998, 5.50%, 3/1/2056	4,567	4,524
Pool # DG3673, 6.00%, 3/1/2056	1,039	1,061
Pool # DG3682, 6.50%, 3/1/2056	486	511
Pool # DG3683, 6.50%, 3/1/2056	443	460
Pool # DG3684, 6.50%, 3/1/2056	367	380
Pool # DG3686, 6.50%, 3/1/2056	726	752
Pool # DG3693, 6.50%, 3/1/2056	472	489
SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # DG6115, 5.50%, 4/1/2056	2,968	2,939
Pool # DG6119, 5.50%, 4/1/2056	576	575
Pool # DG6130, 6.00%, 4/1/2056	3,053	3,108
Pool # DG6828, 6.00%, 4/1/2056	242	246
Pool # DG6834, 6.00%, 4/1/2056	229	232
Pool # DG6837, 6.00%, 4/1/2056	1,108	1,128
Pool # DG6840, 6.00%, 4/1/2056	239	242
Pool # DG6133, 6.50%, 4/1/2056	775	802
Pool # DG6135, 6.50%, 4/1/2056	518	536
Pool # DG6137, 6.50%, 4/1/2056	1,769	1,834
Pool # DG6139, 6.50%, 4/1/2056	577	599
Pool # DG6852, 6.50%, 4/1/2056	1,514	1,576
Pool # DG6853, 6.50%, 4/1/2056	269	278
Pool # DG6857, 6.50%, 4/1/2056	309	320
Pool # DG6141, 7.00%, 4/1/2056	319	335
Pool # DG6862, 7.00%, 4/1/2056	239	252
Pool # DG9288, 5.50%, 5/1/2056	4,253	4,214
Pool # DG9944, 6.50%, 5/1/2056	3,487	3,611
Pool # DG9951, 6.50%, 5/1/2056	6,650	6,876
Pool # DH1075, 6.50%, 5/1/2056	2,432	2,519
Pool # DH1076, 6.50%, 5/1/2056	1,516	1,570
Pool # DH1078, 6.50%, 5/1/2056	1,546	1,600
Pool # DH1080, 6.50%, 5/1/2056	856	886
Pool # DH1091, 7.00%, 5/1/2056	1,446	1,522
Pool # DH1092, 7.00%, 5/1/2056	1,267	1,333
Pool # DH2435, 6.00%, 6/1/2056	1,878	1,911
Pool # DH3686, 6.00%, 6/1/2056	2,097	2,135
Pool # DH4742, 6.00%, 6/1/2056	339	345
Pool # DH4744, 6.00%, 6/1/2056	1,188	1,207
Pool # DH4745, 6.00%, 6/1/2056	1,017	1,035
Pool # DH4750, 6.00%, 6/1/2056	1,016	1,034
Pool # DH1934, 6.50%, 6/1/2056	1,416	1,465
Pool # DH1936, 6.50%, 6/1/2056	1,696	1,753
Pool # DH3701, 6.50%, 6/1/2056	5,066	5,238
Pool # DH3702, 6.50%, 6/1/2056	479	497
Pool # DH3707, 6.50%, 6/1/2056	1,436	1,489
Pool # DH4755, 6.50%, 6/1/2056	279	289
Pool # DH4760, 6.50%, 6/1/2056	180	186
Pool # DH4761, 6.50%, 6/1/2056	943	975
Pool # DH1951, 7.00%, 6/1/2056	200	210
Pool # DH1952, 7.00%, 6/1/2056	299	315
Pool # DH3710, 7.00%, 6/1/2056	1,398	1,471
Pool # DH4739, 6.00%, 7/1/2056	1,028	1,046
Pool # DI1168, 6.50%, 7/1/2056	550	568
Pool # DH6870, 7.00%, 7/1/2056	200	210
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # DH6871, 7.00%, 7/1/2056	400	420
Pool # DI0985, 6.50%, 8/1/2056	8,319	8,623
Pool # DI0997, 6.50%, 8/1/2056	1,399	1,449
Pool # DI1169, 6.50%, 8/1/2056	4,998	5,167
Pool # DI1178, 6.50%, 8/1/2056	444	458
Pool # DI1185, 7.00%, 8/1/2056	1,000	1,051
Pool # DI1186, 7.00%, 8/1/2056	4,698	4,940
Pool # DI2356, 7.00%, 8/1/2056	1,291	1,356
Pool # DI3771, 6.50%, 9/1/2056	1,170	1,208
Pool # DI3773, 6.50%, 9/1/2056	4,275	4,420
Pool # DI2478, 7.00%, 9/1/2056	1,513	1,593
Pool # DI2485, 7.00%, 9/1/2056	1,194	1,255
Pool # DI4947, 7.00%, 9/1/2056	3,487	3,667
FNMA, Other
Pool # BS7094, 4.78%, 11/1/2029	23,000	22,977
Pool # BS3390, 1.69%, 10/1/2031	10,720	9,322
Pool # BS3377, 1.72%, 10/1/2031	2,190	1,887
Pool # BS4294, 1.97%, 1/1/2034	2,400	1,986
Pool # BZ1211, 4.99%, 6/1/2034	4,700	4,729
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 5.50%, 9/25/2056 (c)	100,280	99,248
TBA, 6.50%, 9/25/2056 (c)	2,760	2,844
GNMA II Pool # MB1150, ARM, 3.50%, 5/20/2056 (b)	8,954	8,480
GNMA II, 30 Year
Pool # BJ9839, 4.38%, 4/20/2049	71	67
Pool # MA8152, 5.00%, 7/20/2052	—	—
Pool # MA8432, 7.00%, 11/20/2052	29	30
Pool # MA8882, 7.00%, 5/20/2053	66	69
Pool # DB1521, 6.00%, 4/20/2054	920	953
Pool # DB7182, 6.00%, 6/20/2054	755	778
Pool # DB9010, 6.00%, 6/20/2054	627	638
Pool # DC6423, 6.00%, 6/20/2054	1,530	1,581
Pool # DC6424, 6.00%, 6/20/2054	1,099	1,135
Pool # DC6462, 6.00%, 6/20/2054	1,387	1,438
Pool # DC6464, 6.00%, 6/20/2054	6,359	6,492
Pool # DC7762, 6.00%, 6/20/2054	7,190	7,340
Pool # DB7520, 6.00%, 7/20/2054	2,278	2,332
Pool # DC6650, 6.00%, 7/20/2054	6,148	6,277
Pool # DC8318, 6.00%, 7/20/2054	296	305
Pool # DC8319, 6.00%, 7/20/2054	556	574
Pool # 787515, 6.00%, 8/20/2054	44,873	45,952
Pool # DE1862, 6.00%, 8/20/2054	3,386	3,457
Pool # 787553, 6.00%, 9/20/2054	37,037	37,832
Pool # DE0971, 6.00%, 9/20/2054	657	675
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	149

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # DE4370, 6.00%, 9/20/2054	2,351	2,406
Pool # DE4373, 6.00%, 9/20/2054	1,632	1,667
Pool # 787593, 5.50%, 10/20/2054	4,994	5,006
Pool # 787595, 6.00%, 10/20/2054	6,614	6,764
Pool # 787596, 6.00%, 10/20/2054	16,538	16,956
Pool # DF5278, 6.00%, 10/20/2054	649	665
Pool # 787890, 6.00%, 11/20/2054	34,613	35,381
Pool # DG0986, 6.00%, 11/20/2054	149	154
Pool # DG1019, 6.00%, 11/20/2054	729	756
Pool # DG1038, 6.00%, 11/20/2054	111	115
Pool # DE0928, 6.00%, 12/20/2054	403	418
Pool # DF4458, 6.00%, 12/20/2054	405	419
Pool # DF4461, 6.00%, 12/20/2054	445	454
Pool # DF4477, 6.00%, 12/20/2054	1,410	1,462
Pool # DF8291, 6.00%, 12/20/2054	7,962	8,143
Pool # DG1004, 6.00%, 12/20/2054	509	528
Pool # DG1015, 6.00%, 12/20/2054	578	597
Pool # DG1018, 6.00%, 12/20/2054	439	455
Pool # DG1027, 6.00%, 12/20/2054	555	572
Pool # DG8794, 6.00%, 12/20/2054	164	170
Pool # DG8812, 6.00%, 12/20/2054	273	283
Pool # DG8826, 6.00%, 12/20/2054	429	445
Pool # DG8827, 6.00%, 1/20/2055	1,430	1,483
Pool # DG8828, 6.00%, 1/20/2055	502	514
Pool # DG8829, 6.00%, 1/20/2055	700	727
Pool # DG8840, 6.00%, 1/20/2055	320	331
Pool # DG8841, 6.00%, 1/20/2055	844	875
Pool # DG8842, 6.00%, 1/20/2055	147	150
Pool # DG8843, 6.00%, 1/20/2055	427	443
Pool # DG8871, 6.00%, 1/20/2055	250	259
Pool # 787892, 5.50%, 2/20/2055	26,252	26,359
Pool # 787885, 6.00%, 3/20/2055	68,183	69,618
Pool # 787935, 5.50%, 4/20/2055	14,333	14,374
Pool # 787936, 5.50%, 4/20/2055	44,626	44,918
Pool # DI0238, 6.00%, 4/20/2055	3,581	3,630
Pool # 788063, 6.00%, 7/20/2055	13,894	14,187
Pool # DN0795, 5.50%, 10/20/2055	10,753	10,809
Pool # 788204, 6.00%, 10/20/2055	16,945	17,298
Pool # DN5956, 6.00%, 10/20/2055	3,428	3,522
Pool # DN5965, 6.00%, 10/20/2055	19,356	19,796
Pool # DN5970, 6.00%, 10/20/2055	30,056	30,662
Pool # DN5975, 6.00%, 10/20/2055	3,385	3,463
Pool # 788245, 6.50%, 10/20/2055	30,182	31,383
Pool # 788316, 5.50%, 12/20/2055	33,412	33,414
Pool # MB0814, 5.50%, 12/20/2055	305,770	303,895
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 788314, 6.00%, 12/20/2055	14,205	14,510
Pool # MB0872, 5.50%, 1/20/2056	48,710	48,410
Pool # 788375, 6.50%, 1/20/2056	11,144	11,579
Pool # MB1144, 6.00%, 5/20/2056	49,803	50,559
Pool # MB1145, 6.50%, 5/20/2056	17,654	18,223
Pool # MB1218, 6.00%, 6/20/2056	214,691	217,952
Pool # MB1219, 6.50%, 6/20/2056	194,482	200,750
Pool # MB1286, 6.00%, 7/20/2056	15,816	16,057
Pool # MB1287, 6.50%, 7/20/2056	2,693	2,781
Pool # MB1345, 6.00%, 8/20/2056	31,470	31,948
GNMA II, Other Pool # CX7724, 7.00%, 9/20/2063	90	93
GNMA II, Single Family, 30 Year
TBA, 5.50%, 9/15/2056 (c)	1,402,470	1,392,498
TBA, 6.50%, 9/15/2056 (c)	807,900	832,606
TBA, 6.50%, 10/15/2056 (c)	120,000	123,356
Gnr Frn 7.60%, 8/24/2035 (b) (c)	4,500	4,506
Total Mortgage-Backed Securities (Cost $5,356,823)		5,322,660
Corporate Bonds — 22.4%
Aerospace & Defense — 0.4%
Axon Enterprise, Inc.
6.13%, 3/15/2030 (a)	1,370	1,392
6.25%, 3/15/2033 (a)	3,230	3,287
Bombardier, Inc. (Canada)
8.75%, 11/15/2030 (a)	5,140	5,414
7.25%, 7/1/2031 (a)	4,779	4,995
7.00%, 6/1/2032 (a)	2,677	2,767
6.75%, 6/15/2033 (a)	1,920	1,982
BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	4,404	4,333
Carpenter Technology Corp. 5.63%, 3/1/2034 (a)	1,012	997
Goat Holdco LLC 6.75%, 2/1/2032 (a)	2,732	2,787
ICITII
0.00%, 1/31/2033 ‡ (a)	81	1,080
6.00%, 1/31/2033 ‡ (a)	1,833	978
TransDigm, Inc.
6.38%, 3/1/2029 (a)	21,722	22,044
7.13%, 12/1/2031 (a)	6,015	6,216
6.63%, 3/1/2032 (a)	8,032	8,202
6.25%, 1/31/2034 (a)	1,370	1,385
		67,859
SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobile Components — 0.7%
Adient Global Holdings Ltd.
8.25%, 4/15/2031 (a)	3,875	4,031
7.50%, 2/15/2033 (a)	3,570	3,701
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	12,066	12,115
3.75%, 1/30/2031 (a)	12,517	11,669
5.88%, 12/1/2033 (a)	1,310	1,301
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029	12,055	11,772
Clarios Global LP
6.75%, 5/15/2028 (a)	1,580	1,603
6.75%, 2/15/2030 (a)	3,615	3,717
6.75%, 9/15/2032 (a)	9,251	9,424
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (a)	17,749	17,957
Cyprium Corp. 6.13%, 4/15/2031 (a)	2,778	2,770
Dana, Inc. 4.25%, 9/1/2030	1,041	1,039
Dexko Global, Inc. 7.50%, 4/15/2032 (a)	4,832	4,036
Forvia SE (France) 6.75%, 9/15/2033 (a)	1,210	1,212
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	11,121	10,624
6.63%, 7/15/2030	1,587	1,534
5.25%, 4/30/2031	2,761	2,482
5.25%, 7/15/2031	3,235	2,880
IHO Verwaltungs GmbH (Germany)
7.75% (Cash), 11/15/2030 (a) (d)	6,218	6,449
8.00% (Cash), 11/15/2032 (a) (d)	1,420	1,501
7.37% (Cash), 5/15/2033 (a) (d)	925	963
ZF North America Capital, Inc. (Germany) 6.75%, 4/23/2030 (a)	5,611	5,655
		118,435
Automobiles — 0.0% ^
Jaguar Land Rover Automotive plc (United Kingdom) 4.50%, 10/1/2027 (a)	1,000	991
Banks — 0.9%
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (e) (f) (g) (h)	1,700	1,837
Banco del Estado de Chile (Chile) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 7.95%, 5/2/2029 (e) (f) (g) (h) (i)	1,300	1,357
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Banco Mercantil del Norte SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (e) (f) (g) (h) (i)	9,900	9,959
Banco Nacional de Comercio Exterior SNC (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.00%, 5/14/2036 (a) (h)	2,091	2,071
Banco Santander SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (e) (f) (g) (h)	10,800	11,629
Bank of America Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (f) (g) (h)	29,605	29,643
BNP Paribas SA (France) (SOFR + 1.59%), 5.50%, 5/20/2030 (a) (h)	5,030	5,078
Citigroup, Inc.
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (e) (f) (g) (h)	7,630	7,656
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (f) (g) (h)	7,303	7,389
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 6.63%, 2/15/2031 (f) (g) (h)	3,232	3,278
Eldik Bank OAO (Kyrgyzstan) 8.50%, 4/23/2031 (a)	2,087	2,097
HSBC Holdings plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (e) (f) (g) (h)	13,562	12,645
ING Groep NV (Netherlands) (USD SOFR ICE Swap Rate 5 Year + 4.36%), 8.00%, 5/16/2030 (e) (f) (g) (h) (i)	3,169	3,351
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.15%), 6.75%, 9/27/2031 (e) (f) (g) (h)	11,751	11,946
TC Ziraat Bankasi A/S (Turkey) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.62%), 8.38%, 11/5/2030 (a) (e) (f) (g) (h)	7,620	7,480
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	151

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Wells Fargo & Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (f) (g) (h)	17,893	18,422
Series GG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.34%), 6.13%, 6/15/2031 (f) (g) (h)	16,185	16,040
		151,878
Beverages — 0.0% ^
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (a)	6,410	6,433
Biotechnology — 0.0% ^
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	6,077	5,989
Broadline Retail — 0.1%
Nordstrom, Inc. 4.25%, 8/1/2031	3,380	3,125
Photo Holdings LLC 12.00%, 7/1/2031 (a)	7,172	7,383
Wayfair LLC
7.25%, 10/31/2029 (a)	1,869	1,930
7.75%, 9/15/2030 (a)	5,948	6,261
7.13%, 5/31/2034 (a)	1,385	1,437
		20,136
Building Products — 0.7%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	4,893	4,497
6.38%, 6/15/2032 (a)	4,545	4,566
6.38%, 3/1/2034 (a)	3,140	3,109
6.75%, 5/15/2035 (a)	1,977	1,977
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	21,051	21,468
Griffon Corp. 6.25%, 10/1/2034 (a)	1,518	1,523
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	2,803	2,489
JH North America Holdings, Inc.
5.88%, 1/31/2031 (a)	1,417	1,426
6.13%, 7/31/2032 (a)	2,129	2,148
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	7,923	7,920
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	8,118	8,047
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	3,755	3,538
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	11,180	11,319
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	11,700	12,263
Standard Building Solutions, Inc.
6.25%, 8/1/2033 (a)	6,396	6,349
5.88%, 3/15/2034 (a)	2,092	2,025
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Building Products — continued
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	16,564	16,504
4.38%, 7/15/2030 (a)	9,454	8,988
		120,156
Capital Markets — 0.2%
Coinbase Global, Inc. 3.63%, 10/1/2031 (a)	1,032	912
Goldman Sachs Group, Inc. (The)
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (f) (g) (h)	6,225	6,479
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (f) (g) (h)	8,361	8,662
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (e) (f) (g) (h)	10,690	11,435
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (e) (f) (g) (h)	4,060	4,624
		32,112
Chemicals — 1.0%
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	2,055	2,125
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	12,512	12,500
3.38%, 2/15/2029 (a)	7,555	7,244
Bond US Bidco 1, Inc. 7.13%, 6/15/2033 (a)	4,510	4,584
Braskem Netherlands Finance BV (Brazil)
4.50%, 1/10/2028 (i)	4,060	2,335
4.50%, 1/31/2030 (i)	6,600	3,623
7.25%, 2/13/2033 (a)	1,302	726
Celanese US Holdings LLC
7.00%, 2/15/2031	2,018	2,074
7.70%, 11/15/2033 (j)	6,325	6,754
7.38%, 2/15/2034	15,304	15,854
Chemours Co. (The)
5.75%, 11/15/2028 (a)	6,124	6,086
4.63%, 11/15/2029 (a)	5,402	5,107
7.88%, 3/15/2034 (a)	2,613	2,556
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	7,751	7,570
INEOS Finance plc (Luxembourg)
6.75%, 5/15/2028 (a)	1,400	1,398
7.50%, 4/15/2029 (a)	10,415	10,356
SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	2,205	1,918
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	17,300	17,283
8.50%, 11/15/2028 (a)	2,880	2,962
4.25%, 5/15/2029 (a)	3,395	3,303
OCP SA (Morocco)
6.70%, 3/1/2036 (a)	2,130	2,183
5.13%, 6/23/2051 (i)	2,500	1,949
7.50%, 5/2/2054 (a)	2,160	2,240
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	3,125	3,120
4.50%, 10/15/2029	14,712	14,461
4.00%, 4/1/2031	7,110	6,623
4.38%, 2/1/2032	1,805	1,678
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	9,577	9,404
Trinseo Luxco Finance SPV SARL 7.63%, 5/3/2029 (a) (k)	9,700	1
WR Grace Holdings LLC
5.63%, 8/15/2029 (a)	4,151	3,949
6.63%, 8/15/2032 (a)	6,639	6,396
7.00%, 8/1/2033 (a)	1,170	1,134
		169,496
Commercial Services & Supplies — 0.9%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	10,192	9,597
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	3,866	3,723
4.88%, 7/15/2032 (a)	5,956	5,611
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	7,639	7,525
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	7,651	7,631
Brink's Co. (The) 4.63%, 10/15/2027 (a)	3,018	2,999
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	6,529	6,357
Clean Harbors, Inc. 5.75%, 10/15/2033 (a)	3,210	3,209
CoreCivic, Inc. 8.25%, 4/15/2029	5,105	5,299
Garda World Security Corp. (Canada)
6.50%, 1/15/2031 (a)	2,648	2,687
8.38%, 11/15/2032 (a)	2,333	2,386
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	5,943	5,822
4.75%, 6/15/2029 (a)	4,630	4,523
4.38%, 8/15/2029 (a)	5	5
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Services & Supplies — continued
6.75%, 1/15/2031 (a)	11,201	11,383
JGWB Holdings, Inc. Class B, 0.00%, 2/15/2030 ‡ (b)	1,112	1,112
Jonah
12.00%, 6/1/2029 ‡	29,349	29,349
12.50%, 3/21/2033 ‡	11,392	11,392
Madison IAQ LLC
4.13%, 6/30/2028 (a)	12,141	11,958
5.88%, 6/30/2029 (a)	5,114	5,103
Prime Security Services Borrower LLC 3.38%, 8/31/2027 (a)	9,764	9,583
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	3,956	3,941
Williams Scotsman, Inc. 6.63%, 4/15/2030 (a)	1,105	1,128
		152,323
Construction & Engineering — 0.1%
AECOM 6.00%, 8/1/2033 (a)	5,232	5,214
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (i)	2,174	1,775
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	3,935	3,830
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	1,695	1,694
Granite Construction, Inc. 6.38%, 6/15/2034 (a)	1,558	1,570
		14,083
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	3,340	3,445
Consumer Finance — 0.3%
American Express Co. Series E, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.12%), 6.45%, 9/15/2031 (f) (g) (h)	7,803	7,859
Ford Motor Credit Co. LLC
7.20%, 6/10/2030	2,816	2,951
5.73%, 9/5/2030	13,527	13,520
4.00%, 11/13/2030	6,000	5,613
5.75%, 4/6/2033	17,127	16,855
6.47%, 5/22/2036	2,908	2,919
OneMain Finance Corp. 3.88%, 9/15/2028	8,780	8,509
		58,226
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc.
3.50%, 3/15/2029 (a)	9,089	8,638
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	153

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
4.88%, 2/15/2030 (a)	3,562	3,430
5.50%, 3/31/2031 (a)	1,112	1,077
5.63%, 3/31/2032 (a)	7,401	7,123
New Albertsons LP
6.63%, 6/1/2028	5	5
7.45%, 8/1/2029	113	116
8.00%, 5/1/2031	870	904
Performance Food Group, Inc.
4.25%, 8/1/2029 (a)	4,941	4,797
5.63%, 3/1/2034 (a)	2,420	2,351
US Foods, Inc.
6.88%, 9/15/2028 (a)	1,608	1,638
4.75%, 2/15/2029 (a)	2,870	2,832
4.63%, 6/1/2030 (a)	2,918	2,847
		35,758
Containers & Packaging — 0.3%
Ardagh Group SA
9.50%, 12/1/2030 (a)	7,387	7,718
11.00% (Blend (Cash 6.00% + PIK 5.00%)), 12/1/2030 (a) (d)	6,608	6,240
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	9,332	9,112
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2030 (a)	18,464	18,833
9.25%, 4/15/2030 (a)	7,389	7,378
TriMas Corp. 4.13%, 4/15/2029 (a)	2,682	2,578
		51,859
Distributors — 0.0% ^
Core & Main LP 6.00%, 7/1/2034 (a)	1,664	1,659
RB Global Holdings, Inc. (Canada)
6.75%, 3/15/2028 (a)	2,645	2,668
7.75%, 3/15/2031 (a)	3,905	4,035
		8,362
Diversified — 0.1%
Ygrene Frn 8.50%, 7/25/2045 ‡ (a)	12,250	12,311
Diversified Consumer Services — 0.1%
Service Corp. International
7.50%, 4/1/2027	535	541
3.38%, 8/15/2030	12,771	11,853
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	3,833	3,902
		16,296
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — 1.8%
Altice France SA (France)
9.50%, 11/1/2029 (a)	9,370	9,494
6.88%, 10/15/2030 (a)	2,668	2,613
6.50%, 10/15/2031 (a)	317	308
6.88%, 7/15/2032 (a)	6,259	6,137
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (a)	4,646	4,464
CCO Holdings LLC
4.75%, 3/1/2030 (a)	58,866	55,825
4.50%, 8/15/2030 (a)	37,233	34,653
4.25%, 2/1/2031 (a)	29,027	26,179
7.38%, 3/1/2031 (a)	10,620	10,756
4.75%, 2/1/2032 (a)	1,070	959
4.50%, 5/1/2032	11,960	10,519
Cipher Compute LLC 7.13%, 11/15/2030 (a)	6,585	6,667
Connect Holding II LLC 10.50%, 4/3/2031 (a)	6,630	5,969
Edged Compute LLC 7.50%, 4/30/2031 (a)	3,575	3,391
ELK Grove Village Property LLC 7.50%, 6/15/2031 (a)	848	817
Fibercop SpA (Italy)
Series 2033, 6.38%, 11/15/2033 (a)	3,705	3,660
7.72%, 6/4/2038 (a)	2,137	2,224
Flash Compute LLC 7.25%, 12/31/2030 (a)	3,937	3,957
Galaxy Helios Data Centers II LLC 9.88%, 8/1/2031 (a)	4,997	4,949
GCI LLC 4.75%, 10/15/2028 (a)	7,781	7,646
Level 3 Financing, Inc.
6.88%, 6/30/2033 (a)	15,615	15,874
7.00%, 3/31/2034 (a)	5,349	5,471
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (a)	18,030	17,142
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (a)	13,317	12,344
Stingray Compute LLC 6.00%, 6/15/2031 (a)	4,035	3,929
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (a)	2,570	2,359
Telecom Italia Capital SA 7.72%, 6/4/2038	1,033	1,176
Telecommunications co Telekom Srbija AD Belgrade (Serbia) 7.25%, 5/18/2031 (i)	2,000	1,984
Verizon Communications, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.04%), 6.20%, 5/14/2056 (h)	6,212	5,995
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.81%), 6.05%, 5/14/2058 (h)	5,627	5,494
SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.60%, 2/15/2059 (h)	11,656	11,662
Virgin Media Secured Finance plc (United Kingdom)
5.50%, 5/15/2029 (a)	6,465	5,990
4.50%, 8/15/2030 (a)	800	661
WULF Compute LLC 7.75%, 10/15/2030 (a)	10,325	10,729
Yondr JK 1 LLC 6.88%, 6/30/2031 (a)	1,688	1,581
		303,578
Electric Utilities — 0.9%
Axia Energia SA (Brazil) 6.50%, 1/11/2035 (a)	4,730	4,688
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador) 8.65%, 1/24/2033 (a)	767	826
Comision Federal de Electricidad (Mexico) 6.50%, 1/28/2051 (a)	1,541	1,483
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (h)	11,327	11,645
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.18%), 5.88%, 6/15/2056 (h)	14,387	14,167
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 6.50%, 12/15/2056 (h)	1,234	1,231
Eskom Holdings (South Africa) 8.45%, 8/10/2028 (i)	5,400	5,656
EUSHI Finance, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 6.25%, 4/1/2056 (h)	12,107	11,892
Generadora de Gatun SA (Panama) 6.87%, 9/30/2044 (a)	3,099	3,128
Instituto Costarricense de Electricidad (Costa Rica)
6.75%, 10/7/2031 (a)	8,210	8,511
6.38%, 5/15/2043 (i)	690	670
NextEra Energy Capital Holdings, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (h)	8,899	8,947
NRG Energy, Inc.
5.75%, 1/15/2028	10,532	10,533
5.25%, 6/15/2029 (a)	1,614	1,603
3.63%, 2/15/2031 (a)	9,065	8,344
6.00%, 2/1/2033 (a)	5,038	5,015
5.75%, 1/15/2034 (a)	4,476	4,357
5.88%, 5/15/2034 (a)	4,892	4,770
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
6.00%, 1/15/2036 (a)	3,779	3,675
6.13%, 5/15/2036 (a)	865	848
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (a)	4,521	4,283
Trinidad Generation UnLtd (Trinidad And Tobago) 7.75%, 6/16/2033 (a)	2,090	2,196
Vistra Operations Co. LLC
5.00%, 7/31/2027 (a)	14,676	14,663
4.38%, 5/1/2029 (a)	2,661	2,602
7.75%, 10/15/2031 (a)	2,590	2,697
6.88%, 4/15/2032 (a)	3,076	3,174
VoltaGrid LLC 7.38%, 11/1/2030 (a)	6,992	7,037
		148,641
Electrical Equipment — 0.0% ^
Sensata Technologies BV 4.00%, 4/15/2029 (a)	2,004	1,945
Solaris Energy Infrastructure LLC 6.38%, 5/15/2031 (a)	3,168	3,145
		5,090
Electronic Equipment, Instruments & Components — 0.3%
Coherent Corp. 5.00%, 12/15/2029 (a)	13,309	13,135
Ingram Micro, Inc. 4.75%, 5/15/2029 (a)	25,743	25,205
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	6,764	6,532
3.75%, 2/15/2031 (a)	1,655	1,543
6.63%, 7/15/2032 (a)	7,470	7,649
		54,064
Energy Equipment & Services — 0.1%
Archrock Partners LP 6.63%, 9/1/2032 (a)	3,157	3,215
Archrock Services LP 6.00%, 2/1/2034 (a)	1,114	1,096
Kodiak Gas Services LLC
5.88%, 4/1/2031 (a)	1,385	1,381
6.50%, 10/1/2033 (a)	1,222	1,234
Noble Finance II LLC 6.25%, 6/15/2034 (a)	4,013	3,939
Transocean International Ltd.
8.25%, 5/15/2029 (a)	4,865	5,056
8.75%, 2/15/2030 (a)	1,017	1,058
Vallourec SACA (France) 7.50%, 4/15/2032 (a)	1,800	1,877
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (a)	2,167	2,389
		21,245
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	155

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Entertainment — 0.2%
Cinemark USA, Inc. 7.00%, 8/1/2032 (a)	3,532	3,636
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	13,511	13,528
4.75%, 10/15/2027 (a)	17,687	17,595
3.75%, 1/15/2028 (a)	2,845	2,795
		37,554
Financial Services — 1.2%
Baml RCAP Frn (United Kingdom) 8.00%, 10/26/2029 ‡	4,477	4,471
BCAP LLC (United Kingdom) 0.00%, 9/19/2027 ‡	23,027	23,055
BCAP LLC Trust 0.00%, 9/17/2027 ‡	22,026	22,052
Block, Inc.
5.63%, 8/15/2030 (a)	3,576	3,581
6.50%, 5/15/2032	17,397	17,664
6.00%, 8/15/2033 (a)	1,260	1,258
CFIN 2022-RTL1 Issuer LLC
Class A, 0.00%, 8/17/2027 ‡	14,649	14,631
Class B-1, 0.00%, 8/17/2027 ‡	31,448	31,409
Commercial Credit, Inc. Series QIB, 8.75%, 8/30/2030 (a)	12,000	12,023
Gemini 10.50%, 2/20/2029 ‡	11,500	11,500
ION Platform Finance US, Inc. 7.88%, 9/30/2032 (a)	3,530	2,788
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	6,807	7,205
NGF Holdings LLC 9.63%, 12/23/2029	7,500	7,533
Rocket Cos., Inc.
6.13%, 8/1/2030 (a)	5,555	5,629
7.13%, 2/1/2032 (a)	2,885	2,979
6.38%, 8/1/2033 (a)	2,963	3,001
Rocket Mortgage LLC 3.63%, 3/1/2029 (a)	9,240	8,905
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	8,731	8,624
STReAM 2008 BV (Netherlands) 0.00%, 2/15/2030 ‡	10,440	10,701
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	8,061	8,061
		207,070
Food Products — 0.2%
Grupo Nutresa SA (Colombia) 9.00%, 5/12/2035 (a)	3,900	4,317
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	3,470	3,326
Post Holdings, Inc.
4.63%, 4/15/2030 (a)	12,720	12,257
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food Products — continued
4.50%, 9/15/2031 (a)	1,875	1,742
6.25%, 2/15/2032 (a)	9,589	9,669
		31,311
Gas Utilities — 0.0% ^
AmeriGas Partners LP
9.38%, 6/1/2028 (a)	2,638	2,694
9.50%, 6/1/2030 (a)	2,285	2,429
6.88%, 6/1/2031 (a)	2,491	2,489
		7,612
Ground Transportation — 0.3%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	1,370	1,370
4.75%, 4/1/2028 (a)	20,435	20,202
8.00%, 2/15/2031 (a)	2,525	2,559
8.38%, 6/15/2032 (a)	3,528	3,597
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	2,655	2,595
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	1,950	1,964
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	759	735
12.63%, 7/15/2029 (a)	8,916	6,003
5.00%, 12/1/2029 (a)	13,191	4,333
Hertz Corp. (The), Escrow
6.25%, 10/15/2022 ‡ (k)	185	—
5.50%, 10/15/2024 ‡ (a) (k)	5,875	1
7.13%, 1/29/2027 ‡ (i) (k)	2,755	—
6.00%, 1/15/2028 ‡ (k)	1,450	—
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	2,725	2,712
Transnet (South Africa) 8.25%, 2/6/2028 (i)	3,000	3,103
XPO, Inc. 6.25%, 6/1/2028 (a)	3,375	3,399
		52,573
Health Care Equipment & Supplies — 0.3%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	17,604	17,456
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	1,480	1,518
Medline Borrower LP
3.88%, 4/1/2029 (a)	13,268	12,848
6.25%, 4/1/2029 (a)	3,127	3,177
5.25%, 10/1/2029 (a)	12,182	12,112
		47,111
Health Care Providers & Services — 0.7%
Accendra Health, Inc.
9.00%, 6/15/2032 (a)	11,965	10,143
SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
9.75%, 6/15/2033 (a)	3,446	1,568
Community Health Systems, Inc.
6.00%, 1/15/2029 (a)	8,131	8,037
5.25%, 5/15/2030 (a)	3,825	3,571
4.75%, 2/15/2031 (a)	3,210	2,924
10.88%, 1/15/2032 (a)	1,741	1,847
DaVita, Inc.
4.63%, 6/1/2030 (a)	2,090	2,020
3.75%, 2/15/2031 (a)	7,767	7,174
Encompass Health Corp.
4.50%, 2/1/2028	3,201	3,180
4.75%, 2/1/2030	4,704	4,635
4.63%, 4/1/2031	7,032	6,801
Global Medical Response, Inc. 7.38%, 10/1/2032 (a)	2,797	2,899
Molina Healthcare, Inc. 6.50%, 2/15/2031 (a)	2,434	2,473
Radiology Partners, Inc. 8.50%, 7/15/2032 (a)	8,468	8,663
Tenet Healthcare Corp.
5.13%, 11/1/2027	28,779	28,775
4.63%, 6/15/2028	5,835	5,787
6.13%, 6/15/2030	5,634	5,673
6.75%, 5/15/2031	7,306	7,461
		113,631
Health Care Technology — 0.2%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	2,703	2,703
5.00%, 5/15/2027 (a)	12,998	12,996
6.25%, 6/1/2032 (a)	11,976	12,193
		27,892
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
7.25%, 7/15/2028 (a)	2,140	2,178
4.50%, 2/15/2029 (a)	1,580	1,555
6.50%, 4/1/2032 (a)	4,270	4,348
6.50%, 6/15/2033 (a)	1,372	1,399
5.75%, 3/15/2034 (a)	1,445	1,424
6.25%, 2/15/2035 (a)	970	975
		11,879
Hotels, Restaurants & Leisure — 1.2%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	1,480	1,456
4.00%, 10/15/2030 (a)	5,460	5,156
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
Acushnet Co. 5.63%, 12/1/2033 (a)	1,588	1,559
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	5,048	4,958
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (a)	8,670	8,721
6.50%, 2/15/2032 (a)	9,558	9,239
Carnival Corp. Ltd.
5.75%, 8/1/2032 (a)	9,197	9,102
6.13%, 2/15/2033 (a)	15,008	15,044
Churchill Downs, Inc.
5.75%, 4/1/2030 (a)	6,399	6,402
6.75%, 5/1/2031 (a)	1,495	1,517
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029 (a)	7,029	6,772
5.50%, 9/15/2031 (a)	2,376	2,367
5.88%, 3/15/2033 (a)	10,182	10,211
5.75%, 9/15/2033 (a)	8,621	8,613
5.50%, 3/31/2034 (a)	3,549	3,494
MGM Resorts International
4.63%, 9/1/2026	4,489	4,489
5.50%, 4/15/2027	2,820	2,827
6.13%, 9/15/2029	4,069	4,119
6.50%, 4/15/2032	2,205	2,202
NCL Corp. Ltd. 5.88%, 1/15/2031 (a)	2,149	2,061
Pioneer Opco LLC 7.00%, 5/15/2033 (a)	2,268	2,307
Rivers Enterprise Borrower LLC 6.25%, 10/15/2030 (a)	5,725	5,798
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	5,499	5,507
6.25%, 3/15/2032 (a)	10,667	10,817
6.00%, 2/1/2033 (a)	3,751	3,774
Six Flags Entertainment Corp.
5.25%, 7/15/2029	3,071	2,976
8.63%, 1/15/2032 (a)	5,352	5,427
6.63%, 5/1/2032 (a)	9,414	9,542
Station Casinos LLC 4.50%, 2/15/2028 (a)	6,715	6,647
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	10,967	11,124
Viking Cruises Ltd. 5.88%, 10/15/2033 (a)	10,064	9,961
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	720	720
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	23,220	23,118
6.25%, 3/15/2033 (a)	3,192	3,192
		211,219
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	157

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Household Durables — 0.2%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	5,232	2,250
Installed Building Products, Inc. 5.63%, 2/1/2034 (a)	1,223	1,192
Newell Brands, Inc.
8.50%, 6/1/2028 (a)	3,055	3,185
6.38%, 5/15/2030	6,167	6,261
6.25%, 8/15/2031 (a)	1,577	1,581
6.63%, 5/15/2032	4,576	4,681
7.37%, 4/1/2036 (j)	3,885	3,916
Somnigroup International, Inc.
4.00%, 4/15/2029 (a)	16,580	15,961
3.88%, 10/15/2031 (a)	2,000	1,830
Whirlpool Corp. 6.50%, 6/15/2033	2,315	2,001
		42,858
Household Products — 0.2%
Central Garden & Pet Co.
5.13%, 2/1/2028	9,135	9,134
4.13%, 10/15/2030	5,240	4,968
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	12,083	11,955
4.38%, 3/31/2029 (a)	2,077	2,014
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a)	783	683
		28,754
Independent Power and Renewable Electricity Producers — 0.2%
Constellation Energy Generation LLC 4.63%, 2/1/2029	1,105	1,093
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (a)	2,503	2,502
Saavi Energia SARL (Mexico) 8.88%, 2/10/2035 (a)	4,754	5,223
Talen Energy Supply LLC
6.13%, 5/1/2031 (a)	5,898	5,884
6.38%, 5/1/2033 (a)	8,862	8,751
6.25%, 2/1/2034 (a)	11,383	11,179
Termocandelaria Power SA (Colombia) 7.75%, 9/17/2031 (a)	2,974	3,082
		37,714
Insurance — 0.0% ^
Asurion LLC 8.00%, 12/31/2032 (a)	4,413	4,390
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued
HUB International Ltd. 7.25%, 6/15/2030 (a)	40	41
MetLife, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 5.85%, 3/15/2056 (h)	3,656	3,544
		7,975
Interactive Media & Services — 0.0% ^
Snap, Inc. 6.88%, 3/1/2033 (a)	2,664	2,612
IT Services — 0.1%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	1,664	1,661
AP Core Holdings II LLC 11.00%, 5/15/2031 (a)	3,082	3,242
Arches Buyer, Inc. 9.00%, 8/15/2031 (a)	2,966	3,096
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	2,090	1,771
CoreWeave, Inc.
9.25%, 6/1/2030 (a)	3,973	3,690
9.00%, 2/1/2031 (a)	5,870	5,265
9.63%, 7/15/2032 (a)	1,427	1,259
		19,984
Machinery — 0.1%
Enpro, Inc. 6.13%, 6/1/2033 (a)	1,236	1,241
Esab Corp.
6.25%, 4/15/2029 (a)	2,905	2,938
5.63%, 4/1/2031 (a)	1,631	1,616
Lsf12 Helix Parent LLC 7.13%, 2/1/2033 (a)	1,677	1,678
Terex Corp.
5.00%, 5/15/2029 (a)	5,265	5,221
6.25%, 10/15/2032 (a)	4,596	4,639
		17,333
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil)
6.75%, 6/1/2034 (a)	2,964	2,998
6.75%, 6/1/2034 (i)	2,016	2,040
Yinson Bergenia Production BV (Brazil) 8.50%, 1/31/2045 (a)	3,282	3,501
		8,539
Media — 1.6%
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (a)	8,759	8,759
7.13%, 2/15/2031 (a)	13,576	14,001
7.50%, 3/15/2033 (a)	6,046	6,372
SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
CSC Holdings LLC
5.38%, 2/1/2028 (a)	3,100	1,672
6.50%, 2/1/2029 (a)	17,576	9,321
5.75%, 1/15/2030 (a)	4,770	1,008
Directv Financing LLC 5.88%, 8/15/2027 (a)	1,265	1,262
Discovery Global Holdings, Inc.
4.28%, 3/15/2032	4,135	3,784
5.05%, 3/15/2042	2,300	1,672
DISH DBS Corp.
5.25%, 12/1/2026 (a)	3,258	3,247
5.75%, 12/1/2028 (a) (k)	5,780	5,695
EchoStar Corp.
10.75%, 11/30/2029	9,910	10,711
6.75% (Cash), 11/30/2030 (d)	4,807	4,879
Gray Media, Inc.
10.50%, 7/15/2029 (a)	4,149	4,377
4.75%, 10/15/2030 (a)	4,775	3,930
5.38%, 11/15/2031 (a)	10,578	8,236
7.25%, 8/15/2033 (a)	6,312	6,311
7.50%, 9/15/2034 (a)	1,983	1,981
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	10,335	9,273
10.88%, 5/1/2030 (a)	3,573	2,510
7.75%, 8/15/2030 (a)	2,993	2,499
Lamar Media Corp. 4.88%, 1/15/2029	7,666	7,593
Midcontinent Communications 8.00%, 8/15/2032 (a)	2,820	2,449
Neptune Bidco US, Inc. 9.50%, 2/15/2033 (a)	3,182	3,267
Nexstar Media, Inc.
4.75%, 11/1/2028 (a)	11,256	11,090
6.50%, 9/15/2033 (a)	20,753	20,846
7.25%, 4/15/2034 (a)	13,968	14,148
Outfront Media Capital LLC
4.25%, 1/15/2029 (a)	5,585	5,440
7.38%, 2/15/2031 (a)	1,560	1,618
Paramount Global (3-MONTH SOFR + 3.90%), 6.25%, 2/28/2057 (h)	524	405
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	3,815	3,569
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (a)	9,187	9,550
Sirius XM Radio LLC
5.00%, 8/1/2027 (a)	6,916	6,898
4.00%, 7/15/2028 (a)	17,165	16,738
5.50%, 7/1/2029 (a)	21,054	21,021
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued
4.13%, 7/1/2030 (a)	1,165	1,096
5.88%, 4/15/2032 (a)	4,816	4,752
Stagwell Global LLC 5.63%, 8/15/2029 (a)	8,780	8,552
Sunrise FinCo. I BV (Netherlands) 4.88%, 7/15/2031 (a)	3,485	3,286
Telenet Finance Luxembourg Notes SARL (Belgium) 5.50%, 3/1/2028 (a)	2,010	1,976
Univision Communications, Inc.
7.38%, 6/30/2030 (a)	1,945	1,952
9.38%, 8/1/2032 (a)	4,528	4,620
8.88%, 4/15/2033 (a)	2,394	2,366
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	1,738	1,467
Ziggo BV (Netherlands) 4.88%, 1/15/2030 (a)	2,750	2,538
		268,737
Metals & Mining — 0.3%
Alcoa Nederland Holding BV 7.13%, 3/15/2031 (a)	6,754	6,985
Alumina Pty. Ltd.
6.13%, 3/15/2030 (a)	1,726	1,746
6.38%, 9/15/2032 (a)	2,386	2,419
Cleveland-Cliffs, Inc.
4.88%, 3/1/2031 (a)	3,830	3,548
7.50%, 9/15/2031 (a)	2,322	2,388
7.00%, 3/15/2032 (a)	1,892	1,909
7.63%, 1/15/2034 (a)	3,877	3,956
Commercial Metals Co. 5.75%, 11/15/2033 (a)	2,324	2,288
Compass Minerals International, Inc. 8.00%, 7/1/2030 (a)	1,330	1,391
Constellium SE 6.38%, 8/15/2032 (a)	1,500	1,512
Novelis Corp.
4.75%, 1/30/2030 (a)	9,085	8,760
6.88%, 1/30/2030 (a)	1,101	1,131
3.88%, 8/15/2031 (a)	3,495	3,196
6.38%, 8/15/2033 (a)	3,889	3,898
		45,127
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Arbor Realty Trust, Inc. Series QIB, 4.50%, 3/15/2027 (a)	20,000	19,500
Great Ajax Operating Partnership LP Series QIB, 9.88%, 9/1/2027 (a) (j)	11,000	10,951
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	159

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Mortgage Real Estate Investment Trusts (REITs) — continued
ReadyCap Holdings LLC
Series QIB, 4.50%, 10/20/2026 (a)	20,000	19,777
Series QIB, 9.38%, 3/1/2028 (a)	17,000	16,782
		67,010
Multi-Utilities — 0.2%
Dominion Energy, Inc.
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (f) (g) (h)	5,240	5,212
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (h)	15,875	15,746
Empresas Publicas de Medellin ESP (Colombia) 4.25%, 7/18/2029 (i)	2,800	2,650
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.38%, 4/1/2056 (h)	10,047	10,068
Southern Co. Gas Capital Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 6.05%, 9/15/2056 (h)	3,928	3,902
		37,578
Oil, Gas & Consumable Fuels — 2.9%
AI Candelaria -spain- SA (Colombia) 5.75%, 6/15/2033 (a)	3,974	3,670
Antero Midstream Partners LP
5.38%, 6/15/2029 (a)	11,279	11,278
5.75%, 10/15/2033 (a)	3,517	3,472
Ascent Resources Utica Holdings LLC
6.63%, 10/15/2032 (a)	4,375	4,416
6.63%, 7/15/2033 (a)	2,625	2,651
Azule Energy Finance plc (Angola) 8.13%, 1/23/2030 (i)	1,000	1,020
Blue Racer Midstream LLC
7.00%, 7/15/2029 (a)	2,405	2,470
7.25%, 7/15/2032 (a)	1,980	2,047
Buckeye Partners LP
3.95%, 12/1/2026	3,120	3,110
4.50%, 3/1/2028 (a)	8,597	8,469
6.75%, 2/1/2030 (a)	5,253	5,404
Caturus Energy LLC 7.13%, 5/15/2031 (a)	1,595	1,597
Chord Energy Corp.
6.00%, 10/1/2030 (a)	4,696	4,752
6.75%, 3/15/2033 (a)	3,861	3,948
CNX Resources Corp. 5.88%, 3/1/2034 (a)	2,060	2,009
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Columbia Pipelines Holding Co. LLC 6.04%, 8/15/2028 (a)	5,590	5,705
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	15,596	15,468
5.88%, 1/15/2030 (a)	6,695	6,427
Crescent Energy Finance LLC
9.75%, 10/15/2030 (a)	2,055	2,164
7.88%, 4/15/2032 (a)	2,894	2,991
7.38%, 1/15/2033 (a)	2,920	2,983
8.38%, 1/15/2034 (a)	3,751	3,959
Diversified Gas & Oil Corp. 9.75%, 4/9/2029 (i)	28,000	28,687
Ecopetrol SA (Colombia)
8.88%, 1/13/2033	5,025	5,431
8.38%, 1/19/2036	974	1,030
5.88%, 5/28/2045	3,645	2,934
Energy Transfer LP
5.35%, 5/15/2045	740	655
5.30%, 4/15/2047	430	375
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (h)	16,505	16,566
Esentia Energy Development SAB de CV (Mexico) 6.50%, 7/30/2038 (a)	1,314	1,271
Expand Energy Corp. 5.38%, 3/15/2030	5,996	6,017
FS Luxembourg SARL (Brazil)
8.88%, 2/12/2031 (a)	2,753	2,789
8.63%, 6/25/2033 (a)	2,510	2,334
Genesis Energy LP
8.25%, 1/15/2029	1,312	1,351
7.88%, 5/15/2032	1,932	2,005
8.00%, 5/15/2033	1,371	1,438
6.75%, 3/15/2034	2,135	2,149
Greenko Wind Projects Mauritius Ltd. (India) 7.25%, 9/27/2028 (i)	1,379	1,395
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	3,554	3,620
Harvest Midstream I LP 6.75%, 5/15/2034 (a)	2,112	2,143
Hess Midstream Operations LP
5.88%, 3/1/2028 (a)	1,166	1,177
5.13%, 6/15/2028 (a)	4,960	4,947
4.25%, 2/15/2030 (a)	5	5
Hilcorp Energy I LP 6.25%, 4/15/2032 (a)	3,500	3,438
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (a)	2,600	2,685
6.63%, 1/15/2034 (a)	5,763	5,813
SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
6.63%, 1/15/2035 (a)	1,783	1,792
Infinity Natural Resources LLC 7.63%, 4/1/2031 (a)	1,754	1,777
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	10,419	10,471
Magnolia Oil & Gas Operating LLC 6.63%, 8/15/2034 (a)	1,061	1,073
Matador Resources Co.
6.25%, 4/15/2033 (a)	8,923	8,923
6.00%, 4/15/2034 (a)	2,094	2,051
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	3,003	3,098
8.38%, 2/15/2032 (a)	3,826	4,011
NuStar Logistics LP
5.63%, 4/28/2027	6,497	6,521
6.38%, 10/1/2030	2,674	2,741
Permian Resources Operating LLC
5.88%, 7/1/2029 (a)	2,585	2,588
6.25%, 2/1/2033 (a)	3,103	3,151
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (i)	7,068	6,900
Petroleos del Peru SA (Peru)
4.75%, 6/19/2032 (i)	4,900	4,245
5.63%, 6/19/2047 (a)	3,110	2,279
Petroleos Mexicanos (Mexico)
5.95%, 1/28/2031	12,350	12,204
6.70%, 2/16/2032	13,500	13,574
10.00%, 2/7/2033	10,105	11,800
6.38%, 1/23/2045	8,258	6,882
6.75%, 9/21/2047	5,100	4,271
7.69%, 1/23/2050	28,350	25,851
6.95%, 1/28/2060	10,150	8,323
Range Resources Corp. 4.75%, 2/15/2030 (a)	1,250	1,223
Rockies Express Pipeline LLC 6.75%, 3/15/2033 (a)	2,843	2,900
SM Energy Co.
6.63%, 1/15/2027	9,035	9,035
6.50%, 7/15/2028	5	5
6.75%, 8/1/2029 (a)	3,531	3,610
8.63%, 11/1/2030 (a)	8,138	8,549
8.75%, 7/1/2031 (a)	5,982	6,258
7.00%, 8/1/2032 (a)	3,025	3,093
9.63%, 6/15/2033 (a)	1,825	2,012
6.63%, 4/15/2034 (a)	3,058	3,077
Sonangol Finance Ltd. (Angola) 10.00%, 1/29/2031 (a)	2,550	2,620
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Sunoco LP
7.00%, 5/1/2029 (a)	2,265	2,324
4.50%, 5/15/2029	4,994	4,885
5.63%, 3/15/2031 (a)	2,785	2,766
5.38%, 7/15/2031 (a)	2,135	2,106
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (a)	3,119	3,119
6.00%, 12/31/2030 (a)	6,675	6,678
6.00%, 9/1/2031 (a)	3,230	3,194
6.75%, 3/15/2034 (a)	5,477	5,520
TransCanada PipeLines Ltd. (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 6.13%, 10/17/2056 (h)	10,085	10,083
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.12%), 6.38%, 10/17/2056 (h)	3,495	3,487
Transcanada Trust (Canada)
(3-MONTH CME TERM SOFR + 4.42%), 5.50%, 9/15/2079 (h)	4,594	4,537
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.99%), 5.60%, 3/7/2082 (h)	9,194	8,996
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (a)	2,500	2,426
Validus Energy II Midcon LLC 8.00%, 8/1/2031 (a)	1,401	1,412
Venture Global Calcasieu Pass LLC
4.13%, 8/15/2031 (a)	3,115	2,910
3.88%, 11/1/2033 (a)	5,660	5,027
6.00%, 5/1/2036 (a)	721	718
Venture Global LNG, Inc.
9.50%, 2/1/2029 (a)	4,688	5,042
9.88%, 2/1/2032 (a)	17,705	18,875
6.38%, 12/15/2034 (a)	1,687	1,674
6.63%, 6/15/2036 (a)	1,137	1,142
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (a)	3,203	3,270
6.50%, 1/15/2034 (a)	10,094	10,439
6.50%, 6/15/2034 (a)	2,263	2,340
6.75%, 1/15/2036 (a)	3,733	3,929
		504,072
Passenger Airlines — 0.1%
American Airlines, Inc. 5.75%, 4/20/2029 (a)	11,170	11,162
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	161

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Passenger Airlines — continued
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	8,488	7,289
United Airlines Holdings, Inc. 4.88%, 3/1/2029	2,820	2,778
		21,229
Personal Care Products — 0.2%
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	18,470	18,461
4.13%, 4/1/2029 (a)	4,223	4,092
Prestige Brands, Inc.
3.75%, 4/1/2031 (a)	4,140	3,820
6.25%, 7/15/2034 (a)	1,325	1,330
		27,703
Pharmaceuticals — 0.3%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	9,718	10,116
Bausch Health Cos., Inc. (Canada)
4.88%, 6/1/2028 (a)	3,735	3,561
5.00%, 2/15/2029 (a)	9,902	7,798
Elanco Animal Health, Inc. 6.40%, 8/28/2028 (j)	6,832	6,993
Endo Finance Holdings LP 8.50%, 4/15/2031 (a)	1,676	1,767
Organon & Co.
4.13%, 4/30/2028 (a)	12,442	12,318
5.13%, 4/30/2031 (a)	11,300	11,292
		53,845
Professional Services — 0.2%
Science Applications International Corp. 5.88%, 11/1/2033 (a)	1,621	1,605
Triad Resources LLC 0.00%, 4/1/2052 ‡	32,143	33,267
		34,872
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (a)	3,097	3,061
5.25%, 4/15/2030 (a)	990	959
9.75%, 4/15/2030 (a)	3,455	3,702
		7,722
Semiconductors & Semiconductor Equipment — 0.4%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	7,268	7,142
Entegris, Inc.
4.38%, 4/15/2028 (a)	4,458	4,405
4.75%, 4/15/2029 (a)	11,040	10,873
3.63%, 5/1/2029 (a)	1,106	1,061
5.95%, 6/15/2030 (a)	7,090	7,154
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
Kioxia Holdings Corp. (Japan)
6.25%, 7/24/2030 (a)	6,198	6,337
6.63%, 7/24/2033 (a)	2,850	2,944
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	10,671	10,415
Qnity Electronics, Inc.
5.75%, 8/15/2032 (a)	6,927	6,883
6.25%, 8/15/2033 (a)	4,146	4,174
		61,388
Software — 0.3%
AthenaHealth Group, Inc.
6.50%, 2/15/2030 (a)	5,840	5,707
7.50%, 2/15/2032 (a)	2,865	2,951
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	7,319	7,193
5.13%, 4/15/2029 (a)	1,566	1,527
OAK-Eagle Acquireco, Inc.
7.25%, 7/1/2033 (a)	6,129	6,374
8.75%, 7/1/2034 (a)	3,982	4,226
RingCentral, Inc. 8.50%, 8/15/2030 (a)	2,685	2,772
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	21,038	21,047
6.50%, 6/1/2032 (a)	1,720	1,742
		53,539
Specialized REITs — 0.1%
Iron Mountain, Inc.
5.25%, 3/15/2028 (a)	3,147	3,139
5.00%, 7/15/2028 (a)	4,177	4,141
5.25%, 7/15/2030 (a)	3,030	2,973
6.25%, 1/15/2033 (a)	499	503
Millrose Properties, Inc.
6.38%, 8/1/2030 (a)	3,811	3,864
6.25%, 9/15/2032 (a)	1,748	1,754
		16,374
Specialty Retail — 0.5%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	5,555	5,499
4.63%, 11/15/2029 (a)	1,833	1,784
4.75%, 3/1/2030	4,511	4,396
Bath & Body Works, Inc.
7.50%, 6/15/2029	2,082	2,109
6.75%, 7/1/2036	4,685	4,665
Escrow Rite Aid 0.00%, 12/31/2049 ‡	1,155	—
SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — continued
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	2,870	2,714
Lithia Motors, Inc.
3.88%, 6/1/2029 (a)	12,602	12,101
5.50%, 10/1/2030 (a)	2,658	2,639
Penske Automotive Group, Inc. 3.75%, 6/15/2029	6,591	6,322
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (a)	2,363	2,401
PetSmart LLC 7.50%, 9/15/2032 (a)	7,728	7,802
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	13,712	13,399
Staples, Inc.
10.75%, 9/1/2029 (a)	11,490	11,039
12.75%, 1/15/2030 (a)	2,895	2,306
		79,176
Technology Hardware, Storage & Peripherals — 0.1%
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	2,639	2,754
Seagate Data Storage Technology Pte. Ltd.
4.09%, 6/1/2029	4,455	4,324
3.13%, 7/15/2029	5,160	4,767
Xerox Corp. 10.25%, 10/15/2030 (a)	1,895	1,658
Xerox Holdings Corp.
5.50%, 8/15/2028 (a)	4,430	2,431
8.88%, 11/30/2029 (a)	3,105	1,203
		17,137
Tobacco — 0.0% ^
Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	1,360	1,290
Trading Companies & Distributors — 0.4%
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	14,070	14,366
8.63%, 5/15/2032 (a)	1,120	1,165
7.13%, 7/1/2034 (a)	2,034	2,002
Herc Holdings, Inc. 7.00%, 6/15/2030 (a)	2,408	2,491
QXO Building Products, Inc.
6.50%, 7/15/2031 (a)	4,110	4,156
6.75%, 4/30/2032 (a)	6,860	7,017
6.88%, 7/15/2034 (a)	4,792	4,849
United Rentals North America, Inc.
4.88%, 1/15/2028	10,220	10,181
5.38%, 11/15/2033 (a)	3,004	2,925
6.13%, 3/15/2034 (a)	4,105	4,172
WESCO Distribution, Inc.
6.38%, 3/15/2029 (a)	6,239	6,335
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Trading Companies & Distributors — continued
5.25%, 4/15/2031 (a)	1,667	1,639
6.63%, 3/15/2032 (a)	3,930	4,020
6.38%, 3/15/2033 (a)	2,081	2,113
		67,431
Wireless Telecommunication Services — 0.1%
Altice France Lux 3 (Luxembourg) 10.00%, 1/15/2033 (a)	2,311	2,251
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (a)	2,105	2,201
Digicel International Finance Ltd. (Jamaica) 8.63%, 8/1/2032 (a)	5,820	6,048
SES AMERICOM, Inc. (Luxembourg) 5.30%, 3/25/2044 (a)	110	80
Vodafone Group plc (United Kingdom) (USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (h)	3,300	3,384
		13,964
Total Corporate Bonds (Cost $3,896,038)		3,870,581
Commercial Mortgage-Backed Securities — 21.6%
20 Times Square Trust Series 2018-20TS, Class F, 3.10%, 5/15/2035 (a) (b)	600	510
Acrc (France) 5.25%, 11/15/2026 ‡ (a)	21,000	20,538
Baml RCAP Frn 8.00%, 10/25/2027 ‡	7,070	7,070
BANK
Series 2017-BNK4, Class C, 4.37%, 5/15/2050 (b)	2,112	1,865
Series 2019-BN16, Class D, 3.00%, 2/15/2052 (a)	8,795	6,940
Series 2019-BN16, Class F, 3.67%, 2/15/2052 (a) (b)	3,000	1,132
Series 2019-BN17, Class D, 3.00%, 4/15/2052 (a)	2,800	2,436
Series 2019-BN21, Class E, 2.50%, 10/17/2052 (a)	8,600	6,016
Series 2019-BN21, Class F, 2.68%, 10/17/2052 (a)	2,841	1,708
Series 2019-BN23, Class XA, IO, 0.68%, 12/15/2052 (b)	37,924	681
Series 2020-BN29, Class D, 2.50%, 11/15/2053 (a)	5,000	3,857
Series 2020-BN29, Class E, 2.50%, 11/15/2053 (a)	3,500	2,563
Series 2020-BN30, Class D, 2.50%, 12/15/2053 (a) (b)	5,231	4,062
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	163

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-BN30, Class E, 2.50%, 12/15/2053 (a) (b)	4,145	3,027
Series 2017-BNK9, Class D, 2.80%, 11/15/2054 (a)	2,149	1,405
Series 2017-BNK5, Class D, 3.08%, 6/15/2060 (a) (b)	1,000	924
Series 2017-BNK5, Class C, 4.20%, 6/15/2060 (b)	2,050	1,985
Series 2017-BNK6, Class D, 3.10%, 7/15/2060 (a)	5,155	4,414
Series 2018-BN14, Class XB, IO, 0.09%, 9/15/2060 (b)	132,263	225
Series 2017-BNK7, Class D, 2.71%, 9/15/2060 (a)	3,000	2,537
Series 2018-BN14, Class F, 3.94%, 9/15/2060 (a)	1,000	261
Series 2018-BN10, Class D, 2.60%, 2/15/2061 (a)	1,500	1,310
Series 2018-BN12, Class D, 3.00%, 5/15/2061 (a)	1,250	1,002
Series 2018-BN13, Class D, 3.00%, 8/15/2061 (a)	2,000	1,576
Series 2019-BN19, Class C, 4.03%, 8/15/2061 (b)	2,500	1,865
Series 2018-BN15, Class E, 3.00%, 11/15/2061 (a)	2,000	1,592
Series 2019-BN18, Class E, 3.00%, 5/15/2062 (a)	2,150	1,305
Series 2019-BN20, Class XA, IO, 0.80%, 9/15/2062 (b)	47,953	971
Series 2019-BN20, Class D, 2.50%, 9/15/2062 (a)	6,721	4,097
Series 2019-BN20, Class E, 2.50%, 9/15/2062 (a)	8,600	4,727
Series 2019-BN24, Class XA, IO, 0.63%, 11/15/2062 (b)	96,878	1,751
Series 2019-BN22, Class D, 2.50%, 11/15/2062 (a)	4,250	3,330
Series 2019-BN24, Class D, 2.50%, 11/15/2062 (a)	7,380	5,889
Series 2020-BN25, Class E, 2.50%, 1/15/2063 (a)	4,250	3,000
Series 2020-BN26, Class D, 2.50%, 3/15/2063 (a)	3,250	2,417
Series 2020-BN26, Class E, 2.50%, 3/15/2063 (a)	5,520	3,774
Series 2020-BN26, Class AS, 2.69%, 3/15/2063	7,278	6,486
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-BN33, Class D, 2.50%, 5/15/2064 (a)	3,700	2,638
Series 2021-BN33, Class E, 2.50%, 5/15/2064 (a)	3,850	2,569
Series 2021-BN35, Class XB, IO, 0.60%, 6/15/2064 (b)	40,000	1,032
Series 2021-BN35, Class E, 2.50%, 6/15/2064 (a) (b)	5,300	3,659
BANK5
Series 2023-5YR1, Class A3, 6.26%, 4/15/2056 (b)	26,446	26,815
Series 2023-5YR3, Class A2, 6.26%, 9/15/2056	19,612	19,949
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056	6,665	6,818
Barclays Commercial Mortgage Trust Series 2019-C4, Class D, 3.25%, 8/15/2052 (a)	8,451	5,605
BBCMS Mortgage Trust
Series 2018-TALL, Class E, 6.27%, 3/15/2037 (a) (b)	6,000	4,906
Series 2017-C1, Class D, 3.54%, 2/15/2050 (a) (b)	1,000	750
Series 2021-C11, Class XB, IO, 0.95%, 9/15/2054 (b)	30,040	1,294
Series 2021-C11, Class XA, IO, 1.32%, 9/15/2054 (b)	145,957	6,707
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (b)	7,100	7,570
Series 2023-5C23, Class A3, 6.68%, 12/15/2056 (b)	15,110	15,535
Series 2026-5C41, Class XA, IO, 1.16%, 5/15/2069 (b)	32,556	1,539
Benchmark Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051 (a)	2,000	709
Series 2018-B1, Class C, 4.20%, 1/15/2051 (b)	5,140	4,109
Series 2018-B2, Class XA, IO, 0.43%, 2/15/2051 (b)	31,722	128
Series 2018-B3, Class C, 4.54%, 4/10/2051 (b)	1,989	1,723
Series 2018-B8, Class D, 3.00%, 1/15/2052 (a)	3,050	2,347
Series 2019-B9, Class D, 3.00%, 3/15/2052 (a)	2,000	1,194
Series 2019-B9, Class F, 3.74%, 3/15/2052 (a) (b)	6,000	2,520
SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-B9, Class C, 4.97%, 3/15/2052 (b)	2,640	2,293
Series 2019-B11, Class D, 3.00%, 5/15/2052 (a)	1,900	1,037
Series 2020-B16, Class E, 2.50%, 2/15/2053 (a)	7,250	5,031
Series 2020-B21, Class E, 2.00%, 12/17/2053 (a)	2,500	1,420
Series 2024-V7, Class A3, 6.23%, 5/15/2056 (b)	27,131	27,817
Series 2023-V3, Class A3, 6.36%, 7/15/2056 (b)	278	283
Series 2024-V5, Class A3, 5.81%, 1/10/2057	4,133	4,191
Series 2024-V9, Class A3, 5.60%, 8/15/2057	15,500	15,668
Series 2026-V20, Class XA, IO, 1.22%, 2/15/2059 (b)	19,987	945
Series 2026-V21, Class XA, IO, 1.43%, 3/15/2059 (b)	95,744	5,384
Series 2019-B14, Class E, 2.50%, 12/15/2062 (a)	3,000	1,149
Series 2026-B43, Class XB, IO, 0.48%, 4/15/2063 (b)	51,800	2,067
Series 2026-B43, Class XA, IO, 1.03%, 4/15/2063 (b)	34,860	2,374
Series 2019-B15, Class E, 2.75%, 12/15/2072 (a)	9,150	5,499
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A, 5.49%, 8/15/2042 (a) (b)	21,450	21,504
BMARK Series 2023-V4, Class A3, 6.84%, 11/15/2056 (b)	28,900	29,706
BMD2 Re-REMIC Trust
Series 2019-FRR1, Class 3AB, PO, 5/25/2052 ‡ (a)	10,499	9,350
Series 2019-FRR1, Class 4A, PO, 5/25/2052 ‡ (a)	5,000	4,367
BMO Mortgage Trust
Series 2022-C1, Class XA, IO, 0.46%, 2/17/2055 (b)	78,100	1,443
Series 2023-C5, Class A5, 5.77%, 6/15/2056	17,900	18,154
Series 2023-5C1, Class A3, 6.53%, 8/15/2056 (b)	39,786	40,627
Series 2023-5C2, Class A3, 7.05%, 11/15/2056 (b)	27,530	28,465
Series 2023-C7, Class A5, 6.16%, 12/15/2056	10,900	11,310
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-5C3, Class A3, 5.74%, 2/15/2057	18,530	18,733
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 (b)	24,700	25,456
Series 2024-C9, Class XA, IO, 0.86%, 7/15/2057 (b)	79,944	4,524
Series 2024-C9, Class A5, 5.76%, 7/15/2057	10,710	10,952
Series 2024-5C6, Class A3, 5.32%, 9/15/2057	10,200	10,225
Series 2024-C10, Class XA, IO, 0.62%, 11/15/2057 (b)	379,415	17,212
Series 2024-5C7, Class XA, IO, 0.93%, 11/15/2057 (a) (b)	91,935	2,339
Series 2024-5C7, Class A3, 5.57%, 11/15/2057 (b)	7,000	7,073
Series 2024-5C7, Class AS, 5.89%, 11/15/2057 (b)	1,550	1,547
Series 2025-5C11, Class XA, IO, 1.11%, 7/15/2058 (b)	48,241	1,822
Series 2026-C14, Class XA, IO, 1.13%, 2/15/2059 (b)	48,699	3,713
BX Commercial Mortgage Trust
Series 2024-MF, Class A, 5.08%, 2/15/2039 (a) (b)	7,943	7,955
Series 2024-MF, Class B, 5.33%, 2/15/2039 (a) (b)	3,223	3,231
BX Mortgage Trust
Series 2025-BIO3, Class C, 6.96%, 2/10/2042 (a) (b)	15,700	15,411
Series 2025-BIO3, Class D, 6.96%, 2/10/2042 (a) (b)	7,900	7,712
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class E, 2.50%, 11/15/2052 (a)	2,300	1,678
Series 2019-CF3, Class C, 3.58%, 1/15/2053 (b)	3,062	2,298
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (a)	6,970	5,606
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	8,000	6,525
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (a)	14,000	10,827
Series 2021-FRR1, Class BK58, 2.13%, 9/29/2029 (a) (b)	11,000	10,941
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	165

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
CD Mortgage Trust
Series 2016-CD1, Class C, 3.63%, 8/10/2049 (b)	3,000	1,501
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	1,725	1,694
Series 2017-CD4, Class D, 3.30%, 5/10/2050 (a)	6,000	4,498
Series 2017-CD5, Class D, 3.35%, 8/15/2050 (a)	266	252
Series 2017-CD6, Class C, 4.26%, 11/13/2050 (b)	914	862
Series 2018-CD7, Class D, 3.09%, 8/15/2051 (a) (b)	1,629	1,392
Series 2018-CD7, Class C, 4.84%, 8/15/2051 (b)	2,700	2,518
Series 2019-CD8, Class XB, IO, 0.69%, 8/15/2057 (a) (b)	78,512	1,409
Series 2019-CD8, Class E, 3.00%, 8/15/2057 (a)	1,910	1,169
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class C, 4.24%, 11/10/2049 (b)	800	690
Series 2016-C6, Class D, 4.24%, 11/10/2049 (a) (b)	1,900	1,460
CGMS Commercial Mortgage Trust
Series 2017-B1, Class D, 3.00%, 8/15/2050 (a)	4,359	3,989
Series 2017-B1, Class E, 3.30%, 8/15/2050 (a) (b)	809	649
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class D, 3.55%, 10/10/2047 (a)	3,381	1,461
Series 2015-GC29, Class D, 3.11%, 4/10/2048 (a)	8,955	5,919
Series 2015-P1, Class D, 3.23%, 9/15/2048 (a)	28	28
Series 2016-GC36, Class B, 4.63%, 2/10/2049 (b)	2,500	2,350
Series 2016-GC36, Class C, 4.63%, 2/10/2049 (b)	1,000	878
Series 2016-P3, Class B, 4.27%, 4/15/2049 (b)	1,200	1,157
Series 2016-C2, Class D, 3.25%, 8/10/2049 (a) (b)	1,500	1,442
Series 2016-C3, Class D, 3.00%, 11/15/2049 (a)	1,500	1,168
Series 2016-P6, Class D, 3.25%, 12/10/2049 (a)	2,000	1,483
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-C4, Class D, 3.00%, 10/12/2050 (a)	5,453	4,960
Series 2019-GC43, Class E, 3.00%, 11/10/2052 (a)	9,287	4,837
Series 2020-GC46, Class E, 2.60%, 2/15/2053 (a)	4,500	2,583
Series 2015-GC33, Class D, 3.17%, 9/10/2058	9,000	4,680
Series 2015-GC33, Class E, 4.34%, 9/10/2058 (a) (b)	4,330	1,580
COMM Mortgage Trust
Series 2024-CBM, Class A2, 5.87%, 12/10/2041 (a) (b)	5,484	5,501
Series 2024-CBM, Class B, 6.51%, 12/10/2041 (a) (b)	5,976	6,030
Series 2018-COR3, Class B, 4.52%, 5/10/2051 (b)	2,000	1,724
Commercial Mortgage Trust
Series 2014-CR14, Class C, 3.19%, 2/10/2047 (b)	1,000	985
Series 2014-UBS2, Class D, 4.80%, 3/10/2047 (a) (b)	435	192
Series 2014-CR19, Class E, 3.93%, 8/10/2047 (a) (b)	801	787
Series 2014-UBS5, Class D, 3.50%, 9/10/2047 (a)	4,760	3,094
Series 2014-CR20, Class D, 3.22%, 11/10/2047 (a)	3,296	1,681
Series 2015-LC19, Class D, 2.87%, 2/10/2048 (a)	3,000	2,812
Series 2015-CR22, Class D, 3.59%, 3/10/2048 (a) (b)	5,774	4,262
Series 2015-LC21, Class E, 3.25%, 7/10/2048 (a)	3,000	1,965
Series 2015-LC21, Class D, 4.29%, 7/10/2048 (b)	4,200	4,032
Series 2015-CR25, Class D, 3.07%, 8/10/2048 (b)	84	81
Series 2015-CR24, Class D, 3.46%, 8/10/2048 (b)	833	807
Series 2015-CR27, Class D, 3.52%, 10/10/2048 (a) (b)	2,072	1,803
Series 2015-LC23, Class D, 3.71%, 10/10/2048 (a) (b)	2,000	1,760
Series 2015-LC23, Class E, 3.71%, 10/10/2048 (a) (b)	3,500	2,817
Series 2016-CR28, Class E, 4.08%, 2/10/2049 (a) (b)	928	773
SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2016-DC2, Class C, 4.61%, 2/10/2049 (b)	2,500	2,457
Series 2016-COR1, Class XB, IO, 0.36%, 10/10/2049 (a) (b)	27,554	—
Series 2016-COR1, Class C, 4.26%, 10/10/2049 (b)	1,000	875
Series 2013-CR11, Class D, 4.45%, 8/10/2050 (a) (b)	1,832	1,787
Series 2018-COR3, Class D, 2.81%, 5/10/2051 (a) (b)	3,250	818
Series 2019-GC44, Class E, 2.50%, 8/15/2057 (a)	8,493	5,869
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class D, 3.20%, 8/15/2048 (b)	1,750	1,358
Series 2015-C3, Class C, 4.20%, 8/15/2048 (b)	1,020	986
Series 2016-C6, Class D, 4.73%, 1/15/2049 (a) (b)	6,259	5,319
Series 2015-C1, Class D, 3.27%, 4/15/2050 (a) (b)	5,241	4,317
Series 2017-CX9, Class D, 4.03%, 9/15/2050 (a) (b)	1,000	760
Series 2017-CX10, Class AS, 3.67%, 11/15/2050 (b)	7,000	6,758
Series 2018-CX11, Class C, 4.79%, 4/15/2051 (b)	6,734	6,230
Series 2018-C14, Class C, 4.88%, 11/15/2051 (b)	5,545	4,824
Series 2018-C14, Class D, 4.88%, 11/15/2051 (a) (b)	2,000	1,452
Series 2019-C16, Class XA, IO, 1.53%, 6/15/2052 (b)	68,832	2,228
Series 2019-C17, Class D, 2.50%, 9/15/2052 (a)	5,500	3,199
Series 2019-C18, Class XB, IO, 0.16%, 12/15/2052 (b)	61,932	321
Series 2019-C18, Class XA, IO, 0.99%, 12/15/2052 (b)	44,394	1,105
Series 2020-C19, Class D, 2.50%, 3/15/2053 (a)	4,450	1,739
Series 2021-C20, Class E, 2.25%, 3/15/2054 (a)	5,659	3,765
Series 2015-C2, Class C, 4.18%, 6/15/2057 (b)	489	467
Series 2015-C2, Class D, 4.18%, 6/15/2057 (b)	4,775	4,193
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	12,636	10,553
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

DBGS Mortgage Trust Series 2018-C1, Class D, 2.87%, 10/15/2051 (a) (b)	1,000	767
DBJPM Mortgage Trust
Series 2016-C3, Class D, 3.45%, 8/10/2049 (a) (b)	2,950	1,623
Series 2016-C3, Class E, 4.20%, 8/10/2049 (a) (b)	1,250	438
Series 2017-C6, Class D, 3.18%, 6/10/2050 (a) (b)	1,800	1,498
ELM Trust Series 2024-ELM, Class C10, 6.19%, 6/10/2039 (a) (b)	12,915	12,902
FHLMC
Series 2025-MN11, Class M1, 5.29%, 7/25/2045 (a) (b)	5,956	5,940
Series 2025-MN11, Class M2, 6.29%, 7/25/2045 (a) (b)	2,000	1,985
FHLMC MSCR Trust
Series 2021-MN2, Class M2, 6.99%, 7/25/2041 (a) (b)	11,278	11,264
Series 2021-MN2, Class B1, 9.14%, 7/25/2041 (a) (b)	2,000	2,011
Series 2023-MN6, Class M2, 10.39%, 5/25/2043 (a) (b)	3,226	3,581
Series 2023-MN7, Class M1, 7.24%, 9/25/2043 (a) (b)	2,727	2,730
Series 2023-MN7, Class M2, 9.34%, 9/25/2043 (a) (b)	10,000	10,696
Series 2023-MN7, Class B1, 12.49%, 9/25/2043 (a) (b)	11,000	12,306
Series 2024-MN8, Class M1, 6.49%, 5/25/2044 (a) (b)	3,745	3,780
Series 2024-MN8, Class M2, 7.89%, 5/25/2044 (a) (b)	12,025	12,541
Series 2024-MN8, Class B1, 10.99%, 5/25/2044 (a) (b)	8,300	9,386
Series 2024-MN9, Class M1, 6.09%, 10/25/2044 (a) (b)	1,958	1,969
Series 2024-MN9, Class M2, 6.89%, 10/25/2044 (a) (b)	8,900	9,031
Series 2024-MN9, Class B1, 9.64%, 10/25/2044 (a) (b)	2,000	2,098
Series 2025-MN10, Class M1, 5.69%, 2/25/2045 (a) (b)	11,306	11,319
Series 2025-MN10, Class M2, 6.49%, 2/25/2045 (a) (b)	9,700	9,760
Series 2025-MN10, Class B1, 8.59%, 2/25/2045 (a) (b)	820	838
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	167

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2025-MN11, Class B1, 8.04%, 7/25/2045 (a) (b)	6,300	6,308
Series 2025-MN12, Class B1, 8.14%, 11/25/2045 (a) (b)	4,370	4,406
Series 2026-MN13, Class M2, 6.59%, 3/25/2046 (a) (b)	14,300	14,389
Series 2026-MN14, Class M1, 5.34%, 6/25/2046 (a) (b)	12,578	12,581
Series 2026-MN14, Class M2, 6.34%, 6/25/2046 (a) (b)	13,850	13,876
Series 2021-MN1, Class M1, 5.64%, 1/25/2051 (a) (b)	72	72
Series 2021-MN1, Class M2, 7.39%, 1/25/2051 (a) (b)	14,640	14,881
Series 2021-MN1, Class B1, 11.39%, 1/25/2051 (a) (b)	2,100	2,309
Series 2021-MN3, Class M2, 7.64%, 11/25/2051 (a) (b)	18,800	19,240
Series 2021-MN3, Class B1, 10.49%, 11/25/2051 (a) (b)	3,500	3,768
FHLMC Multi-Family ML Certificates Series 2021-ML09, Class XUS, IO, 1.55%, 2/25/2040 (a) (b)	54,009	5,302
FHLMC, Multi-Class Certificates
Series 2020-RR11, Class BX, IO, 2.65%, 12/27/2028 (b)	9,821	228
Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	38,620	1,509
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (b)	31,381	3,664
Series 2021-RR16, Class X, IO, 0.96%, 10/27/2034 (b)	40,000	2,363
Series 2023-RR21, Class X, IO, 3.39%, 4/27/2036 (b)	186,283	34,499
Series 2021-P011, Class X1, IO, 1.74%, 9/25/2045 (b)	9,312	929
FHLMC, Multi-Family Structured Credit Risk Series 2022-MN4, Class M2, 10.14%, 5/25/2052 (a) (b)	2,000	2,184
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KC04, Class X1, IO, 1.41%, 12/25/2026 (b)	17,838	57
Series K064, Class X3, IO, 2.22%, 5/25/2027 (b)	18,830	239
Series KC05, Class X1, IO, 1.28%, 6/25/2027 (b)	58,228	433
Series K740, Class X1, IO, 0.80%, 9/25/2027 (b)	111,560	577
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K742, Class X1, IO, 0.69%, 3/25/2028 (b)	21,345	156
Series K742, Class X3, IO, 2.74%, 4/25/2028 (b)	16,000	624
Series K743, Class X1, IO, 1.00%, 5/25/2028 (b)	3,881	50
Series K075, Class X3, IO, 2.20%, 5/25/2028 (b)	5,471	148
Series K080, Class X1, IO, 0.26%, 7/25/2028 (b)	134,794	344
Series K084, Class X3, IO, 2.31%, 11/25/2028 (b)	19,450	892
Series K091, Class X1, IO, 0.70%, 3/25/2029 (b)	8,734	114
Series K749, Class XAM, IO, 0.31%, 4/25/2029 (b)	100,000	662
Series KW09, Class X1, IO, 0.87%, 5/25/2029 (b)	116,746	1,999
Series K095, Class XAM, IO, 1.37%, 6/25/2029 (b)	9,000	295
Series K528, Class X1, IO, 1.00%, 7/25/2029 (b)	67,000	1,451
Series KG02, Class X1, IO, 1.11%, 8/25/2029 (b)	21,548	494
Series K100, Class X1, IO, 0.76%, 9/25/2029 (b)	225,306	3,772
Series K101, Class X3, IO, 1.95%, 10/25/2029 (b)	81,000	4,347
Series K090, Class X3, IO, 2.39%, 10/25/2029 (b)	147,080	8,324
Series K104, Class X1, IO, 1.22%, 1/25/2030 (b)	6,520	206
Series K105, Class X1, IO, 1.63%, 1/25/2030 (b)	63,115	2,709
Series K107, Class X1, IO, 1.70%, 1/25/2030 (b)	182,111	8,273
Series K537, Class X1, IO, 0.25%, 2/25/2030 (b)	296,347	1,452
Series K109, Class X1, IO, 1.68%, 4/25/2030 (b)	38,319	1,800
Series K110, Class X1, IO, 1.75%, 4/25/2030 (b)	122,619	5,860
Series K117, Class X1, IO, 1.31%, 8/25/2030 (b)	85,621	3,364
Series K119, Class X1, IO, 1.01%, 9/25/2030 (b)	33,821	1,037
Series K122, Class X1, IO, 0.95%, 11/25/2030 (b)	36,256	1,089
SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K124, Class X1, IO, 0.80%, 12/25/2030 (b)	64,581	1,654
Series K123, Class X1, IO, 0.85%, 12/25/2030 (b)	12,368	330
Series K124, Class XAM, IO, 1.03%, 1/25/2031 (b)	17,689	638
Series K128, Class X1, IO, 0.60%, 3/25/2031 (b)	94,237	1,745
Series K129, Class X3, IO, 3.27%, 5/25/2031 (b)	26,500	3,324
Series K130, Class X1, IO, 1.14%, 6/25/2031 (b)	29,644	1,199
Series K131, Class X1, IO, 0.83%, 7/25/2031 (b)	18,791	561
Series K131, Class X3, IO, 3.05%, 9/25/2031 (b)	19,369	2,346
Series KG06, Class X1, IO, 0.63%, 10/25/2031 (b)	55,900	1,230
Series K136, Class X1, IO, 0.49%, 12/25/2031 (b)	98,207	1,385
Series K140, Class X1, IO, 0.39%, 1/25/2032 (b)	169,472	2,438
Series K-150, Class X1, IO, 0.45%, 9/25/2032 (b)	24,904	460
Series K-154, Class X1, IO, 0.53%, 1/25/2033 (b)	10,889	237
Series K-161, Class X3, IO, 5.66%, 11/25/2033 (b)	8,038	2,408
Series KX04, Class XFX, IO, 1.38%, 1/25/2034 (b)	49,648	1,407
Series K-1514, Class X1, IO, 0.70%, 10/25/2034 (b)	48,919	1,668
Series K-1512, Class X3, IO, 3.26%, 10/25/2034 (b)	7,134	1,392
Series K-1515, Class X1, IO, 1.63%, 2/25/2035 (b)	19,591	1,749
Series K-1516, Class X1, IO, 1.62%, 5/25/2035 (b)	38,975	3,794
Series Q012, Class X, IO, 3.95%, 9/25/2035 (b)	24,645	3,287
Series K-1518, Class X1, IO, 0.94%, 10/25/2035 (b)	14,426	780
Series K-1521, Class X1, IO, 1.09%, 8/25/2036 (b)	17,711	1,231
Series K-1510, Class X3, IO, 3.52%, 1/25/2037 (b)	200	39
Series K-1513, Class X3, IO, 3.03%, 12/25/2037 (b)	12,475	2,239
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K-1515, Class X3, IO, 3.80%, 3/25/2038 (b)	6,000	1,403
Series K-1516, Class X3, IO, 3.57%, 10/25/2038 (b)	2,500	573
Series K-1521, Class X3, IO, 3.47%, 9/25/2039 (b)	10,834	2,597
Series K067, Class X3, IO, 2.19%, 9/25/2044 (b)	91,000	1,781
Series K070, Class X3, IO, 2.11%, 12/25/2044 (b)	42,245	1,014
Series K065, Class X3, IO, 2.26%, 7/25/2045 (b)	13,000	202
Series K066, Class X3, IO, 2.23%, 8/25/2045 (b)	25,000	461
Series K072, Class X3, IO, 2.63%, 12/25/2045 (b)	20,640	532
Series K087, Class X3, IO, 2.35%, 1/25/2046 (b)	87,708	4,124
Series K089, Class X3, IO, 2.38%, 1/25/2046 (b)	132,506	6,953
Series K091, Class X3, IO, 2.36%, 4/25/2046 (b)	81,933	4,866
Series K078, Class X3, IO, 2.29%, 6/25/2046 (b)	2,680	93
Series K079, Class X3, IO, 2.33%, 7/25/2046 (b)	9,000	318
Series K097, Class X3, IO, 2.09%, 9/25/2046 (b)	93,876	5,021
Series K081, Class X3, IO, 2.31%, 9/25/2046 (b)	29,425	1,228
Series K082, Class X3, IO, 2.29%, 10/25/2046 (b)	49,000	2,186
Series K083, Class X3, IO, 2.37%, 11/25/2046 (b)	15,000	704
Series K103, Class X3, IO, 1.92%, 12/25/2046 (b)	80,100	4,263
Series K102, Class X3, IO, 1.96%, 12/25/2046 (b)	69,791	3,924
Series K104, Class X3, IO, 1.96%, 2/25/2047 (b)	45,985	2,679
Series K088, Class X3, IO, 2.43%, 2/25/2047 (b)	94,987	4,975
Series K093, Class X3, IO, 2.28%, 5/25/2047 (b)	136,528	7,467
Series K092, Class X3, IO, 2.32%, 5/25/2047 (b)	103,000	5,577
Series K094, Class X3, IO, 2.19%, 7/25/2047 (b)	35,331	1,998
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	169

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K095, Class X3, IO, 2.17%, 8/25/2047 (b)	91,253	4,993
Series K116, Class X3, IO, 3.12%, 9/25/2047 (b)	23,000	2,308
Series K736, Class X3, IO, 3.79%, 9/25/2047 (b)	41,370	—
Series K099, Class X3, IO, 2.02%, 10/25/2047 (b)	49,100	2,497
Series K098, Class X3, IO, 2.07%, 10/25/2047 (b)	145,702	7,711
Series K740, Class X3, IO, 2.57%, 11/25/2047 (b)	21,423	520
Series K737, Class X3, IO, 1.80%, 1/25/2048 (b)	74,853	190
Series K106, Class X3, IO, 1.97%, 3/25/2048 (b)	100,622	5,613
Series K105, Class X3, IO, 2.04%, 3/25/2048 (b)	118,746	7,365
Series K111, Class X3, IO, 3.29%, 4/25/2048 (b)	52,234	5,477
Series K108, Class X3, IO, 3.61%, 4/25/2048 (b)	63,492	6,533
Series K738, Class X3, IO, 3.43%, 5/25/2048 (b)	71,537	1,177
Series K109, Class X3, IO, 3.50%, 5/25/2048 (b)	13,770	1,473
Series K110, Class X3, IO, 3.49%, 6/25/2048 (b)	28,200	3,002
Series K112, Class X3, IO, 3.11%, 7/25/2048 (b)	47,630	4,763
Series K114, Class X3, IO, 2.83%, 8/25/2048 (b)	10,750	932
Series K119, Class X3, IO, 2.82%, 9/25/2048 (b)	8,000	765
Series K117, Class X3, IO, 2.97%, 10/25/2048 (b)	36,500	3,536
Series K120, Class X3, IO, 2.84%, 11/25/2048 (b)	38,372	3,641
Series K121, Class X3, IO, 2.87%, 11/25/2048 (b)	52,192	5,221
Series K739, Class X3, IO, 2.90%, 11/25/2048 (b)	36,504	727
Series K122, Class X3, IO, 2.72%, 1/25/2049 (b)	36,631	3,381
Series K126, Class X3, IO, 2.72%, 1/25/2049 (b)	39,727	3,941
Series K127, Class X3, IO, 2.74%, 3/25/2049 (b)	8,066	796
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K743, Class X3, IO, 3.05%, 6/25/2049 (b)	5,000	235
Series K147, Class X3, IO, 3.93%, 6/25/2050 (b)	15,000	2,649
Series K096, Class X3, IO, 2.11%, 8/25/2051 (b)	48,669	2,389
Series K148, Class X3, IO, 4.29%, 8/25/2054 (b)	18,414	3,668
Series Q014, Class X, IO, 2.73%, 10/25/2055 (b)	4,902	658
Series K-152, Class X3, IO, 4.48%, 11/25/2055 (b)	2,625	561
Series K759, Class X3, IO, 5.44%, 2/25/2057 (b)	4,589	1,097
FHLMC, Multi-Family, Structured Pass-Through Certificates Series K-153, Class X1, IO, 0.60%, 12/25/2032 (b)	21,970	573
FNMA ACES
Series 2019-M28, Class XAV3, IO, 0.92%, 2/25/2027 (b)	8,437	—
Series 2017-M8, Class X, IO, 0.19%, 5/25/2027 (b)	32,120	3
Series 2020-M10, Class X7, IO, 1.72%, 11/25/2027 (b)	27,168	322
Series 2020-M26, Class X3, IO, 1.84%, 1/25/2028 (b)	20,005	11
Series 2020-M4, Class 1X2, IO, 0.84%, 2/25/2028 (b)	12,956	92
Series 2020-M4, Class 1X3, IO, 1.12%, 2/25/2028 (b)	71,037	686
Series 2020-M33, Class X, IO, 1.83%, 6/25/2028 (b)	12,795	111
Series 2019-M30, Class X4, IO, 1.24%, 8/25/2028 (b)	16,510	—
Series 2020-M10, Class X6, IO, 1.50%, 8/25/2028 (b)	17,084	344
Series 2019-M31, Class X, IO, 1.43%, 9/25/2028 (b)	24,555	451
Series 2019-M30, Class X1, IO, 0.33%, 11/25/2028 (b)	68,731	197
Series 2020-M10, Class X3, IO, 1.43%, 11/25/2028 (b)	44,697	837
Series 2020-M10, Class X5, IO, 1.55%, 11/25/2028 (b)	44,249	977
Series 2019-M11, Class X1, IO, 1.11%, 6/25/2029 (b)	9,660	179
Series 2019-M19, Class X2, IO, 0.71%, 9/25/2029 (b)	78,312	985
SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-M32, Class X2, IO, 1.25%, 10/25/2029 (b)	22,953	493
Series 2019-M30, Class X2, IO, 0.00%, 12/25/2029 (b)	76,435	3
Series 2019-M28, Class XA2, IO, 0.32%, 2/25/2030 (b)	13,061	57
Series 2020-M3, Class X1, IO, 0.42%, 2/25/2030 (b)	10,461	88
Series 2019-M28, Class XA3, IO, 0.71%, 2/25/2030 (b)	23,325	281
Series 2020-M6, Class XD, IO, 1.19%, 2/25/2030 (b)	5,507	55
Series 2020-M19, Class X1, IO, 0.50%, 5/25/2030 (b)	28,701	310
Series 2020-M7, Class X, IO, 1.12%, 7/25/2030 (b)	24,350	548
Series 2020-M10, Class X1, IO, 1.90%, 12/25/2030 (b)	104,129	4,831
Series 2021-M16, Class X, IO, 0.49%, 1/1/2031 (b)	93,720	684
Series 2020-M22, Class X, IO, 0.89%, 3/25/2031 (b)	63,994	1,163
Series 2020-M30, Class X, IO, 0.99%, 7/25/2031 (b)	17,542	510
Series 2020-M39, Class X2, IO, 1.50%, 8/25/2031 (b)	35,588	1,510
Series 2022-M2, Class X2, IO, 0.28%, 1/25/2032 (b)	64,727	486
Series 2020-M21, Class XA, IO, 1.11%, 3/25/2032 (b)	59,751	2,413
Series 2020-M26, Class X1, IO, 0.57%, 4/25/2032 (b)	20,373	300
Series 2020-M37, Class X, IO, 1.05%, 4/25/2032 (b)	80,520	2,339
Series 2020-M47, Class X1, IO, 0.61%, 10/25/2032 (b)	49,845	305
Series 2020-M31, Class X1, IO, 0.90%, 10/25/2032 (b)	88,475	857
Series 2019-M30, Class X5, IO, 0.44%, 5/25/2033 (b)	90,861	847
Series 2019-M31, Class X1, IO, 1.14%, 4/25/2034 (b)	37,610	1,918
Series 2024-M5, Class 1A2C, 4.45%, 8/25/2034 (b)	11,500	11,082
Series 2018-M15, Class X, IO, 0.75%, 1/25/2036 (b)	4,393	84
Series 2020-M6, Class XL, IO, 1.18%, 11/25/2049 (b)	28,130	1,373
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FREMF Series 20K-1517, Class C, PO, 8/25/2035 (a)	18,000	8,974
FREMF Mortgage Trust
Series 2017-KF41, Class B, 6.23%, 11/25/2024 (a) (b)	125	132
Series 2019-KC06, Class B, 3.93%, 9/25/2026 (a) (b)	7,609	7,522
Series 2020-KF74, Class B, 5.88%, 1/25/2027 (a) (b)	742	740
Series 2017-KL1E, Class BE, 4.04%, 2/25/2027 (a) (b)	9,625	9,388
Series 2017-KF33, Class B, 6.28%, 6/25/2027 (a) (b)	3,885	3,810
Series 2018-KHG1, Class C, 4.03%, 12/25/2027 (a) (b)	26,000	25,471
Series 2018-KW06, Class C, 0.00%, 6/25/2028 (a)	12,000	10,515
Series 2018-KW06, Class X2A, IO, 0.10%, 6/25/2028 (a)	99,213	123
Series 2018-KW06, Class X2B, IO, 0.10%, 6/25/2028 (a)	16,000	23
Series 2018-KW06, Class B, 4.42%, 6/25/2028 (a) (b)	6,326	6,086
Series 21K-F116, Class CS, 10.02%, 6/25/2028 (a) (b)	21,883	21,769
Series 2018-KF50, Class B, 5.63%, 7/25/2028 (a) (b)	145	143
Series 2021-KHG3, Class BFX, 2.48%, 9/25/2028 (a) (b)	11,071	10,195
Series 2018-KF56, Class B, 6.18%, 11/25/2028 (a) (b)	258	249
Series 2019-KW08, Class B, 4.39%, 1/25/2029 (a) (b)	16,320	15,527
Series 2019-KF57, Class B, 5.98%, 1/25/2029 (a) (b)	766	740
Series 2019-KBF3, Class C, 8.48%, 1/25/2029 (a) (b)	3,263	3,172
Series 2019-KL05, Class CHG, 4.37%, 2/25/2029 (a)	10,000	9,073
Series 2019-KL05, Class BHG, 4.52%, 2/25/2029 (a) (b)	3,600	3,354
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (a)	166,646	328
Series 2019-KG01, Class B, 4.50%, 4/25/2029 (a) (b)	3,000	2,744
Series 2019-KF61, Class B, 5.93%, 4/25/2029 (a) (b)	1,341	1,294
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (a)	201,179	416
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	171

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-KW09, Class B, 4.13%, 5/25/2029 (a) (b)	15,670	14,575
Series 2019-KF63, Class B, 6.08%, 5/25/2029 (a) (b)	3,384	3,211
Series 2019-KW09, Class C, PO, 6/25/2029 (a)	22,210	17,531
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (a)	20,000	45
Series 2019-KS11, Class C, 4.98%, 6/25/2029 (a) (b)	11,000	9,881
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (a)	37,520	87
Series 2019-KC05, Class B, 4.29%, 7/25/2029 (a) (b)	16,737	15,244
Series 2019-KF65, Class B, 6.13%, 7/25/2029 (a) (b)	3,777	3,525
Series 2019-KF66, Class B, 6.13%, 7/25/2029 (a) (b)	1,084	1,032
Series 2019-KF67, Class B, 5.98%, 8/25/2029 (a) (b)	1,470	1,410
Series 2019-KF67, Class C, 9.73%, 8/25/2029 (a) (b)	4,410	3,903
Series 2019-KF70, Class B, 6.03%, 9/25/2029 (a) (b)	790	782
Series 2019-KC07, Class C, 3.73%, 10/25/2029 (a) (b)	9,977	8,508
Series 2019-KF71, Class B, 6.03%, 10/25/2029 (a) (b)	1,815	1,718
Series 2019-KF73, Class B, 6.18%, 11/25/2029 (a) (b)	4,575	4,292
Series 2020-KF75, Class B, 5.98%, 12/25/2029 (a) (b)	1,162	1,094
Series 2020-KF76, Class B, 6.48%, 1/25/2030 (a) (b)	702	688
Series 2020-K107, Class D, 3.62%, 2/25/2030 (a) (b)	19,000	15,724
Series 2023-K752, Class D, PO, 8/25/2030 (a)	13,100	9,324
Series 2023-K752, Class X2B, IO, 0.10%, 8/25/2030 (a)	44,900	142
Series 2020-KSG1, Class C, PO, 9/25/2030 (a)	10,900	7,771
Series 2020-KSG1, Class X2A, IO, 0.10%, 9/25/2030 (a)	131,972	398
Series 2020-KSG1, Class X2B, IO, 0.10%, 9/25/2030 (a)	10,900	36
Series 2018-KW07, Class C, PO, 10/25/2031 (a)	12,089	10,045
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-KW07, Class X2A, IO, 0.10%, 10/25/2031 (a)	97,946	144
Series 2018-KW07, Class X2B, IO, 0.10%, 10/25/2031 (a)	16,500	28
Series 2018-KW07, Class B, 4.25%, 10/25/2031 (a) (b)	1,000	917
Series 2022-KF132, Class CS, 10.02%, 2/25/2032 (a) (b)	25,142	23,434
Series 2019-KW10, Class C, PO, 10/25/2032 (a)	11,012	8,414
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (a)	120,505	276
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (a)	14,882	36
Series 2023-KF149, Class CS, 9.77%, 12/25/2032 (a) (b)	6,490	6,598
Series 2018-K158, Class B, 4.41%, 10/25/2033 (a) (b)	1,750	1,498
Series 19K-1510, Class X2B, IO, 0.10%, 1/25/2034 (a)	81,410	440
Series 19K-1511, Class C, PO, 4/25/2034 (a)	18,000	9,496
Series 19K-1513, Class X2A, IO, 0.10%, 8/25/2034 (a)	525,017	2,786
Series 19K-1514, Class C, 0.00%, 10/25/2034 (a)	13,000	6,746
Series 2018-K156, Class X2A, IO, 0.10%, 7/25/2036 (a)	145,760	630
Series 2018-K75, Class D, PO, 4/25/2051 (a)	30,000	25,847
Series 2018-K75, Class X2A, IO, 0.10%, 4/25/2051 (a)	434,650	452
Series 2018-K75, Class X2B, IO, 0.10%, 4/25/2051 (a)	114,000	134
Series 2018-K83, Class D, PO, 11/25/2051 (a)	16,800	13,878
Series 2019-K92, Class D, PO, 5/25/2052 (a)	16,000	12,760
Series 2020-K740, Class D, PO, 11/25/2052 (a)	24,123	21,961
Series 2020-K740, Class X2A, IO, 0.10%, 11/25/2052 (a)	249,091	179
Series 2020-K740, Class X2B, IO, 0.10%, 11/25/2052 (a)	59,134	53
Series 2020-K105, Class D, PO, 3/25/2053 (a)	33,000	23,516
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (a)	346,464	884
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (a)	81,000	233
SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-K109, Class D, PO, 5/25/2053 (a)	25,000	17,459
Series 2020-K113, Class D, PO, 5/25/2053 (a)	26,843	19,215
Series 2020-K109, Class X2A, IO, 0.10%, 5/25/2053 (a)	273,024	764
Series 2020-K109, Class X2B, IO, 0.10%, 5/25/2053 (a)	65,781	197
Series 2020-K115, Class D, PO, 9/25/2053 (a)	25,000	18,608
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (a)	265,223	797
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (a)	60,800	193
Series 2020-K118, Class D, PO, 10/25/2053 (a)	22,812	16,434
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (a)	245,385	763
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (a)	50,947	167
Series 2020-K739, Class D, PO, 11/25/2053 (a)	11,501	9,962
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	117,818	60
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	30,009	22
Series 2021-K126, Class D, PO, 1/25/2054 (a)	25,000	17,220
Series 2021-K126, Class X2A, IO, 0.10%, 1/25/2054 (a)	258,199	863
Series 2021-K126, Class X2B, IO, 0.10%, 1/25/2054 (a)	66,000	237
Series 2023-K752, Class X2A, IO, 0.10%, 9/25/2060 (a)	215,749	629
GNMA
Series 2012-89, IO, 0.19%, 12/16/2053 (b)	5,327	—
Series 2025-128, Class AW, 4.75%, 3/16/2054	13,760	13,545
Series 2025-144, Class A, 4.75%, 7/16/2054	20,615	20,335
Series 2025-93, Class AM, 4.75%, 12/16/2054	10,900	10,524
Series 2014-88, Class AJ, 2.99%, 3/16/2055 (b)	4,468	3,875
Series 2015-104, IO, 0.07%, 5/16/2055 (b)	5,836	6
Series 2025-106, Class A, 5.00%, 7/16/2055	10,283	10,141
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-52, Class A, 4.50%, 3/16/2056 (b)	4,781	4,683
Series 2025-138, Class A, 4.75%, 5/16/2056	28,760	28,011
Series 2025-128, Class AD, 5.00%, 10/16/2056	2,780	2,761
Series 2026-20, Class AM, 4.50%, 6/16/2057	8,890	8,538
Series 2023-127, IO, 0.39%, 7/16/2057 (b)	373,107	6,212
Series 2026-17, Class AC, 4.50%, 8/16/2057	9,609	9,239
Series 2026-16, Class AC, 4.00%, 12/16/2057	32,062	30,866
Series 2026-72, Class AD, 4.50%, 5/16/2058	17,756	17,106
Series 2023-108, IO, 0.67%, 8/16/2059 (b)	194,122	6,602
Series 2018-4, IO, 0.57%, 10/16/2059 (b)	3,916	130
Series 2026-14, Class A, 4.50%, 1/16/2060	11,114	10,718
Series 2026-23, Class A, 4.50%, 1/16/2060	44,752	43,063
Series 2019-67, IO, 0.91%, 2/16/2060 (b)	7,815	422
Series 2018-106, IO, 0.66%, 4/16/2060 (b)	6,409	315
Series 2018-119, IO, 0.69%, 5/16/2060 (b)	7,468	405
Series 2019-9, IO, 0.91%, 8/16/2060 (b)	11,378	614
Series 2021-47, IO, 0.99%, 3/16/2061 (b)	16,908	1,093
Series 2021-82, Class TA, IF, IO, 0.01%, 4/16/2061 (b)	17,845	349
Series 2021-95, Class TA, IF, IO, 0.01%, 6/1/2061 (b)	23,339	778
Series 2021-108, IO, 0.97%, 6/16/2061 (b)	64,219	4,335
Series 2021-147, IO, 0.99%, 6/16/2061 (b)	28,274	1,991
Series 2024-195, IO, 0.59%, 7/16/2061 (b)	215,898	8,161
Series 2021-178, Class SA, IF, IO, 0.01%, 10/16/2061 (b)	30,599	1,039
Series 2021-218, IO, 0.96%, 10/16/2061 (b)	14,409	1,026
Series 2020-28, IO, 0.82%, 11/16/2061 (b)	16,114	867
Series 2020-124, IO, 0.99%, 12/16/2061 (b)	8,270	451
Series 2025-38, IO, 0.64%, 1/16/2062 (b)	146,728	5,871
Series 2019-144, IO, 0.80%, 1/16/2062 (b)	13,636	762
Series 2020-10, IO, 0.58%, 4/16/2062 (b)	19,099	740
Series 2020-38, IO, 0.81%, 4/16/2062 (b)	9,904	557
Series 2020-54, IO, 0.92%, 4/16/2062 (b)	155,814	9,529
Series 2020-89, Class IA, IO, 1.16%, 4/16/2062 (b)	36,880	2,911
Series 2020-120, IO, 0.76%, 5/16/2062 (b)	7,570	426
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	173

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-91, Class IU, IO, 0.96%, 5/16/2062 (b)	18,228	1,185
Series 2020-72, IO, 1.00%, 5/16/2062 (b)	92,363	6,000
Series 2020-106, Class IC, IO, 0.84%, 6/16/2062 (b)	64,663	3,850
Series 2020-147, IO, 0.91%, 6/16/2062 (b)	199,328	12,670
Series 2021-13, IO, 0.97%, 6/16/2062 (b)	31,591	2,027
Series 2020-194, IO, 1.07%, 6/16/2062 (b)	12,185	843
Series 2020-169, IO, 0.85%, 7/16/2062 (b)	184,434	11,926
Series 2020-64, IO, 1.20%, 7/16/2062 (b)	30,683	2,575
Series 2020-111, IO, 0.86%, 9/15/2062 (b)	15,514	875
Series 2021-88, IO, 0.79%, 9/16/2062 (b)	62,769	3,847
Series 2020-114, IO, 0.80%, 9/16/2062 (b)	68,929	3,625
Series 2021-3, IO, 0.87%, 9/16/2062 (b)	72,580	4,494
Series 2020-192, IO, 0.94%, 9/16/2062 (b)	58,422	3,877
Series 2020-6, IO, 0.70%, 10/16/2062 (b)	12,646	698
Series 2021-33, IO, 0.84%, 10/16/2062 (b)	87,781	5,527
Series 2021-71, IO, 0.86%, 10/16/2062 (b)	154,835	9,960
Series 2020-128, IO, 0.92%, 10/16/2062 (b)	50,659	3,349
Series 2021-80, IO, 0.90%, 12/16/2062 (b)	60,512	4,019
Series 2020-150, IO, 0.97%, 12/16/2062 (b)	78,369	5,235
Series 2020-195, Class IX, IO, 1.13%, 12/16/2062 (b)	8,667	680
Series 2026-56, Class AC, 4.50%, 1/16/2063	11,154	10,731
Series 2021-40, IO, 0.82%, 2/16/2063 (b)	46,084	2,719
Series 2021-62, Class AT, 4.00%, 2/16/2063	39,475	36,405
Series 2020-145, IO, 0.73%, 3/16/2063 (b)	33,229	1,676
Series 2021-144, IO, 0.81%, 4/16/2063 (b)	27,678	1,599
Series 2021-106, IO, 0.85%, 4/16/2063 (b)	90,825	5,748
Series 2021-151, IO, 0.91%, 4/16/2063 (b)	94,357	6,311
Series 2021-168, IO, 0.79%, 5/16/2063 (b)	72,513	4,244
Series 2021-126, IO, 0.85%, 5/16/2063 (b)	14,244	913
Series 2021-22, IO, 0.98%, 5/16/2063 (b)	47,618	3,338
Series 2021-170, IO, 0.99%, 5/16/2063 (b)	13,846	987
Series 2024-32, IO, 0.70%, 6/16/2063 (b)	122,741	6,313
Series 2021-133, IO, 0.88%, 7/16/2063 (b)	83,262	5,330
Series 2021-181, IO, 0.98%, 7/16/2063 (b)	129,441	8,742
Series 2021-61, IO, 1.04%, 8/16/2063 (b)	39,237	2,873
Series 2021-195, Class IX, IO, 1.20%, 8/16/2063 (b)	49,597	4,579
Series 2023-15, Class AB, 4.00%, 8/16/2063 (b)	8,461	7,954
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2023-179, IO, 0.61%, 9/16/2063 (b)	349,994	15,248
Series 2021-164, IO, 0.96%, 10/16/2063 (b)	38,376	2,601
Series 2021-112, IO, 0.99%, 10/16/2063 (b)	16,266	1,202
Series 2021-148, IO, 1.07%, 10/16/2063 (b)	63,740	5,204
Series 2021-110, IO, 0.88%, 11/16/2063 (b)	2,678	174
Series 2021-180, IO, 0.92%, 11/16/2063 (b)	18,552	1,249
Series 2025-78, IO, 1.00%, 11/16/2063 (b)	253,684	18,627
Series 2021-150, IO, 1.04%, 11/16/2063 (b)	30,917	2,394
Series 2021-185, IO, 1.16%, 11/16/2063 (b)	34,992	2,997
Series 2021-167, IO, 0.87%, 12/16/2063 (b)	62,037	4,288
Series 2021-224, IO, 0.79%, 4/16/2064 (b)	77,687	4,787
Series 2025-206, IO, 0.80%, 4/16/2064 (b)	237,397	14,360
Series 2022-134, IO, 0.51%, 6/16/2064 (b)	28,255	1,024
Series 2024-161, IO, 0.74%, 6/16/2064 (b)	134,156	7,486
Series 2022-52, IO, 0.77%, 6/16/2064 (b)	143,442	6,447
Series 2022-141, IO, 0.78%, 6/16/2064 (b)	11,329	782
Series 2022-210, IO, 0.70%, 7/16/2064 (b)	33,424	1,728
Series 2022-199, IO, 0.76%, 7/16/2064 (b)	31,435	1,781
Series 2023-15, IO, 0.92%, 8/16/2064 (b)	31,064	1,977
Series 2022-147, IO, 0.56%, 9/16/2064 (b)	127,602	5,275
Series 2026-98, Class AD, 5.00%, 12/16/2064 (b)	4,489	4,387
Series 2026-133, IO, 0.83%, 4/16/2065 (b)	229,255	14,443
Series 2025-21, IO, 0.95%, 4/16/2065 (b)	310,206	22,000
Series 2023-26, IO, 0.97%, 4/16/2065 (b)	57,639	3,746
Series 2026-95, IO, 0.83%, 7/16/2065 (b)	304,127	18,593
Series 2023-126, IO, 0.88%, 7/16/2065 (b)	62,075	3,916
Series 2023-46, IO, 1.16%, 7/16/2065 (b)	19,357	1,406
Series 2025-42, IO, 0.53%, 11/16/2065 (b)	153,403	6,867
Series 2024-56, IO, 1.01%, 11/16/2065 (b)	10,482	710
Series 2025-112, IO, 0.57%, 3/16/2066 (b)	134,836	6,513
Series 2024-121, IO, 1.39%, 7/1/2066 (b)	9,778	883
Series 2024-90, IO, 0.80%, 7/16/2066 (b)	18,622	1,126
Series 2025-212, Class AC, 5.00%, 12/16/2066	7,823	7,550
Series 2025-153, Class ZT, 5.00%, 8/16/2067 (b)	13,797	11,667
Series 2025-202, IO, 0.72%, 9/16/2067 (b)	64,616	4,471
SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2025-183, IO, 0.73%, 10/16/2067 (b)	83,884	5,492
Series 2026-23, Class AC, 5.00%, 11/16/2067 (b)	38,766	39,076
Series 2025-212, Class BE, 4.75%, 1/16/2068	10,927	10,409
Series 2025-142, IO, 0.71%, 2/16/2068 (b)	23,085	1,511
Series 2026-16, IO, 0.96%, 2/16/2068 (b)	37,485	2,980
Series 2025-213, Class PA, 4.50%, 2/16/2068	2,124	2,030
Series 2025-217, Class AK, 4.50%, 2/16/2068 (b)	11,263	10,597
Series 2025-200, Class PA, 4.50%, 4/16/2068	10,885	10,271
Series 2026-71, Class BC, 5.00%, 5/16/2068 (b)	27,545	27,998
Series 2026-73, Class AT, 5.02%, 10/16/2068 (b)	15,044	15,367
Series 2026-56, Class AJ, 5.00%, 11/16/2068 (b)	22,059	22,245
Series 2026-56, Class AK, 5.00%, 11/16/2068 (b)	15,821	15,843
Series 2026-77, Class AK, 5.00%, 11/16/2068 (b)	47,777	48,554
GNMA, STRIPS Series 3, Class 23, IO, 1.40%, 9/16/2045	29,711	2,250
GS Mortgage Securities Trust
Series 2013-GC13, Class B, 3.73%, 7/10/2046 (a) (b)	439	431
Series 2014-GC22, Class B, 4.39%, 6/10/2047 (b)	1,730	1,157
Series 2015-GC28, Class D, 4.42%, 2/10/2048 (a) (b)	843	819
Series 2015-GS1, Class C, 4.34%, 11/10/2048 (b)	5,780	5,043
Series 2015-GC30, Class D, 3.38%, 5/10/2050	4,000	2,214
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (a)	4,950	3,157
Series 2019-GC42, Class D, 2.80%, 9/10/2052 (a)	11,880	8,761
Series 2019-GSA1, Class XB, IO, 0.29%, 11/10/2052 (b)	39,035	366
Series 2020-GC45, Class XA, IO, 0.61%, 2/13/2053 (b)	68,898	1,130
Series 2020-GC45, Class D, 2.85%, 2/13/2053 (a) (b)	3,000	2,261
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-GC45, Class E, 2.85%, 2/13/2053 (a) (b)	7,000	5,007
Series 2020-GC47, Class XA, IO, 1.12%, 5/12/2053 (b)	80,035	2,677
Series 2020-GSA2, Class D, 2.25%, 12/12/2053 (a)	18,158	13,007
Series 2020-GSA2, Class E, 2.25%, 12/12/2053 (a)	4,000	2,532
Harvest Commercial Capital Loan Trust
Series 2024-1, Class A, 6.16%, 10/25/2056	7,159	7,223
Series 2025-1, Class A, 5.97%, 6/25/2057 (b)	16,981	16,962
HCFT 7.25%, 1/13/2027 ‡	7,330	7,268
IRV Trust
Series 2025-200P, Class A, 5.29%, 3/14/2047 (a) (b)	53,700	53,112
Series 2025-200P, Class B, 5.44%, 3/14/2047 (a) (b)	27,350	26,698
Series 2025-200P, Class C, 5.73%, 3/14/2047 (a) (b)	17,600	17,286
Series 2025-200P, Class D, 6.17%, 3/14/2047 (a) (b)	4,000	3,968
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class B, 3.40%, 8/15/2049 (b)	2,000	1,840
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class B, 4.11%, 7/15/2048 (b)	10,630	10,045
Series 2015-C30, Class C, 4.11%, 7/15/2048 (b)	3,750	3,094
Series 2015-C31, Class C, 4.53%, 8/15/2048 (b)	5,000	3,887
Series 2015-C28, Class D, 3.78%, 10/15/2048 (a) (b)	1,000	920
Series 2015-C33, Class C, 4.80%, 12/15/2048 (b)	2,369	2,282
Series 2016-C1, Class D1, 4.26%, 3/17/2049 (a) (b)	1,500	1,394
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class XB, IO, 0.41%, 3/15/2050 (b)	31,917	62
Series 2017-JP5, Class C, 3.74%, 3/15/2050 (b)	2,460	2,179
Series 2017-JP5, Class B, 4.08%, 3/15/2050 (b)	1,000	951
Series 2017-JP5, Class D, 4.49%, 3/15/2050 (a) (b)	4,669	3,839
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	175

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2017-JP7, Class D, 4.41%, 9/15/2050 (a) (b)	367	273
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6, Class D, 2.50%, 11/13/2052 (a)	9,875	5,015
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class C, 4.75%, 1/15/2049 (b)	4,647	4,066
Series 2016-JP3, Class D, 3.56%, 8/15/2049 (a) (b)	8,122	3,858
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class F, 3.24%, 12/15/2047 (a) (b)	2,417	2,248
Series 2014-C19, Class D, 3.25%, 12/15/2047 (a)	907	894
Series 2015-C21, Class B, 3.85%, 3/15/2048 (b)	254	249
Series 2015-C26, Class D, 3.06%, 10/15/2048 (a)	1,963	1,879
Series 2016-C31, Class D, 3.00%, 11/15/2049 (a) (b)	13,260	9,631
Series 2016-C31, Class B, 3.88%, 11/15/2049 (b)	1,750	1,719
Series 2016-C31, Class C, 4.21%, 11/15/2049 (b)	1,000	920
Morgan Stanley Capital I Series 2017-HR2, Class C, 4.31%, 12/15/2050 (b)	1,200	1,161
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.28%, 7/11/2040 (a) (b)	1,000	821
Series 2018-H3, Class D, 3.00%, 7/15/2051 (a)	1,800	1,543
Series 2018-L1, Class D, 3.00%, 10/15/2051 (a)	1,310	1,115
Series 2019-L2, Class C, 4.97%, 3/15/2052 (b)	6,755	5,852
Series 2019-L3, Class D, 2.50%, 11/15/2052 (a)	4,500	3,464
Series 2020-L4, Class D, 2.50%, 2/15/2053 (a)	7,175	5,342
Series 2020-HR8, Class XA, IO, 1.78%, 7/15/2053 (b)	17,185	908
Series 2021-L5, Class XB, IO, 0.75%, 5/15/2054 (b)	60,000	1,813
Series 2021-L5, Class E, 2.50%, 5/15/2054 (a)	4,234	2,961
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-L6, Class D, 2.50%, 6/15/2054 (a) (b)	13,685	9,970
Series 2021-L6, Class E, 2.50%, 6/15/2054 (a) (b)	5,500	3,442
Series 2021-L7, Class E, 2.50%, 10/15/2054 (a)	8,091	5,163
MRCD MARK Mortgage Trust
Series 2019-PARK, Class G, 2.72%, 12/15/2036 (a)	13,337	6,535
Series 2019-PARK, Class J, 4.25%, 12/15/2036 (a)	20,000	8,400
MSWF Commercial Mortgage Trust Series 2023-2, Class A5, 6.01%, 12/15/2056 (b)	37,272	38,712
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.01%, 10/25/2049 (a) (b)	49,274	49,694
Series 2020-01, Class M10, 7.51%, 3/25/2050 (a) (b)	70,070	71,012
Series 2023-01, Class M7, 7.64%, 11/25/2053 (a) (b)	3,108	3,192
Series 2023-01, Class M10, 10.14%, 11/25/2053 (a) (b)	18,075	20,584
Series 2024-01, Class M7, 6.39%, 7/25/2054 (a) (b)	1,635	1,650
Series 2024-01, Class M10, 7.49%, 7/25/2054 (a) (b)	8,100	8,406
Series 2025-01, Class M1, 6.04%, 5/25/2055 (a) (b)	20,376	20,596
Series 2025-01, Class M2, 6.74%, 5/25/2055 (a) (b)	14,700	15,024
Series 2025-01, Class B1, 8.84%, 5/25/2055 (a) (b)	7,800	8,196
NW Re-REMIC TRUST Series 2021-FRR1, Class BK88, 2.59%, 12/18/2051 ‡ (a) (b)	8,000	6,968
NYC Commercial Mortgage Trust Series 2021-909, Class E, 3.21%, 4/10/2043 (a) (b)	5,000	3,617
PRET LLC Series 2025-NPL5, Class A1, 6.24%, 5/25/2055 (a) (j)	16,006	16,016
PRM5 Trust Series 2025-PRM5, Class A, 4.47%, 3/10/2033 (a) (b)	8,695	8,614
PSA Trust
Series 2026-STOR, Class A, 5.55%, 8/15/2031 (a) (b)	38,235	38,275
Series 2026-STOR, Class B, 5.86%, 8/15/2031 (a) (b)	7,940	7,945
SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
RFT TRUST
Series 2024-2, Class A1, 7.11%, 9/27/2028 (a) (j)	4,809	4,782
Series 2024-2, Class A2, 8.81%, 9/27/2028 (a) (j)	11,645	11,569
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	13,539	13,585
Series 2024-CNTR, Class D, 7.11%, 11/13/2041 (a)	20,727	21,332
Series 2024-CNTR, Class E, 8.82%, 11/13/2041 (a)	63,500	65,784
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.20%, 2/13/2053 (a) (b)	68,891	2,137
Series 2020-RR1, Class B, 3.48%, 2/13/2053 (a)	11,440	8,404
Series 2020-RR1, Class C, 3.98%, 2/13/2053 (a) (b)	4,750	2,437
Series 2020-RR1, Class D, 4.04%, 2/13/2053 (a) (b)	9,750	4,038
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, 5.03%, 5/15/2039 (a) (b)	15,540	15,550
Series 2024-DSNY, Class B, 5.38%, 5/15/2039 (a) (b)	10,267	10,273
SHR Trust Series 2024-LXRY, Class B, 6.09%, 10/15/2041 (a) (b)	3,000	3,006
Towd Point Mortgage Trust Series 2026-MF1, Class A1, 5.40%, 9/25/2066 ‡ (a) (b)	12,837	13,020
TPG Trust Series 2024-WLSC, Class A, 5.77%, 11/15/2029 (a) (b)	8,600	8,562
UBS Commercial Mortgage Trust
Series 2017-C1, Class C, 4.44%, 6/15/2050	5,330	5,109
Series 2017-C3, Class AS, 3.74%, 8/15/2050 (b)	4,000	3,918
Series 2017-C2, Class C, 4.30%, 8/15/2050 (b)	7,250	6,980
Series 2017-C5, Class AS, 3.78%, 11/15/2050 (b)	8,471	8,254
Series 2017-C6, Class C, 4.71%, 12/15/2050 (b)	2,510	2,183
Series 2018-C9, Class B, 4.57%, 3/15/2051 (b)	6,250	4,545
Series 2018-C10, Class D, 3.00%, 5/15/2051 (a)	6,141	5,067
Series 2018-C11, Class XB, IO, 0.23%, 6/15/2051 (b)	100,000	462
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-C11, Class AS, 4.49%, 6/15/2051 (b)	8,679	8,466
Series 2018-C11, Class B, 4.71%, 6/15/2051 (b)	2,500	2,371
Series 2018-C12, Class C, 5.00%, 8/15/2051 (b)	4,155	3,129
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (b)	461	453
Series 2018-2, Class M2, 4.51%, 10/26/2048 (a) (b)	76	72
Series 2018-2, Class M3, 4.72%, 10/26/2048 (a) (b)	140	129
Series 2019-1, Class A, 3.76%, 3/25/2049 (a) (b)	735	706
Series 2019-1, Class M1, 3.94%, 3/25/2049 (a) (b)	1,640	1,517
Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (b)	1,469	1,408
Series 2021-1, Class M1, 1.79%, 5/25/2051 (a) (b)	1,913	1,570
Series 2021-1, Class M2, 2.26%, 5/25/2051 (a) (b)	1,450	1,164
Series 2022-2, Class A, 4.67%, 4/25/2052 (a) (b)	2,135	2,018
Series 2022-3, Class A, 5.22%, 6/25/2052 (a) (b)	3,448	3,364
Series 2022-4, Class A, 5.63%, 8/25/2052 (a) (b)	3,218	3,164
Wells Fargo Commercial Mortgage Trust
Series 2024-1CHI, Class A, 5.31%, 7/15/2035 (a) (b)	4,000	3,996
Series 2024-1CHI, Class B, 5.74%, 7/15/2035 (a) (b)	1,500	1,498
Series 2014-LC18, Class D, 3.96%, 12/15/2047 (a) (b)	1,831	1,801
Series 2015-C27, Class C, 3.89%, 2/15/2048	1,361	1,253
Series 2015-NXS1, Class E, 2.88%, 5/15/2048 (a) (b)	9,230	7,696
Series 2017-RB1, Class D, 3.40%, 3/15/2050 (a)	1,500	647
Series 2017-C38, Class D, 3.00%, 7/15/2050 (a)	4,500	3,665
Series 2017-C39, Class A5, 3.42%, 9/15/2050	4,000	3,937
Series 2018-C44, Class XB, IO, 0.17%, 5/15/2051 (b)	70,000	203
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	177

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-C44, Class D, 3.00%, 5/15/2051 (a)	3,190	2,569
Series 2018-C46, Class D, 3.00%, 8/15/2051 (a)	2,890	2,386
Series 2019-C51, Class C, 4.29%, 6/15/2052 (b)	1,930	1,572
Series 2019-C52, Class XA, IO, 1.54%, 8/15/2052 (b)	12,695	464
Series 2020-C55, Class D, 2.50%, 2/15/2053 (a)	4,500	3,270
Series 2020-C55, Class E, 2.50%, 2/15/2053 (a)	6,850	4,382
Series 2021-C59, Class D, 2.50%, 4/15/2054 (a)	2,500	1,848
Series 2022-C62, Class C, 4.34%, 4/15/2055 (b)	2,500	2,059
Series 2024-5C1, Class A3, 5.93%, 7/15/2057	3,500	3,564
Series 2015-NXS2, Class D, 3.84%, 7/15/2058 (b)	2,226	1,471
Series 2015-LC22, Class D, 4.71%, 9/15/2058 (b)	2,107	2,014
Series 2016-C32, Class D, 3.79%, 1/15/2059 (a) (b)	30	30
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class D, 3.50%, 8/15/2047 (a)	8,153	7,480
Series 2014-C22, Class D, 3.75%, 9/15/2057 (a) (b)	1,440	778
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.35%, 7/15/2040 (a) (b)	6,362	6,378
Total Commercial Mortgage-Backed Securities (Cost $3,875,127)		3,736,407
Collateralized Mortgage Obligations — 19.4%
Adjustable Rate Mortgage Trust Series 2006-2, Class 1A4, 4.40%, 5/25/2036 (b)	669	570
Al Series 2026-1B, 5.59%, 10/25/2029 ‡	16,000	16,000
Alternative Loan Trust
Series 2004-18CB, Class 5A1, 6.25%, 9/25/2034	11	12
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	9	9
Series 2005-23CB, Class A7, 5.25%, 7/25/2035	12	10
Series 2005-23CB, Class A16, 5.50%, 7/25/2035	35	27
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	211	183
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-J14, Class A3, 5.50%, 12/25/2035	196	110
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	448	192
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (a) (j)	4,100	4,082
Angel Oak Mortgage Trust
Series 2019-5, Class M1, 3.30%, 10/25/2049 (a) (b)	8,000	7,704
Series 2019-5, Class B1, 3.96%, 10/25/2049 (a) (b)	2,470	2,277
Series 2019-6, Class B3, 5.95%, 11/25/2059 (a) (b)	1,250	1,086
Series 2020-1, Class B1, 3.76%, 12/25/2059 (a) (b)	1,550	1,395
Arroyo Mortgage Trust
Series 2019-3, Class M1, 4.20%, 10/25/2048 (a) (b)	1,000	940
Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (b)	159	155
Aspire Mortgage Trust Series 2026-5, Class A1A, 5.55%, 8/25/2066 (a) (j)	28,452	28,339
Banc of America Funding Trust Series 2007-5, Class 4A1, 4.15%, 7/25/2037 (b)	536	377
Bayview Opportunity Master Fund VII Trust Series 2026-1, Class A1A, 5.52%, 7/25/2056 (a) (j)	27,104	26,950
Bear Stearns ALT-A Trust Series 2004-7, Class 2A1, 5.38%, 8/25/2034 (b)	43	42
Bear Stearns Asset-Backed Securities Trust Series 2003-AC4, Class M1, 5.66%, 9/25/2033 (j)	52	44
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2026-RTL1, Class A1, 5.38%, 12/25/2030 (a) (j)	7,390	7,313
CHL Mortgage Pass-Through Trust Series 2006-OA5, Class 2A1, 4.18%, 4/25/2046 (b)	627	557
Citi Asset Receivables Trust
Series 2025-6, Class CERT, 0.00%, 9/20/2031 ‡ (a)	3,812	3,546
Series 2025-7, Class CERT, 0.00%, 10/20/2031 ‡ (a)	5,201	4,919
Citi Asset Receivables Trust I
Series 2025-2, Class CERT, 0.00%, 5/20/2031 ‡ (a) (k)	2,718	2,475
Series 2025-3, Class CERT, 0.00%, 6/20/2031 ‡ (a)	3,246	3,000
SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2025-4, Class CERT, 0.00%, 7/20/2031 ‡ (a) (k)	3,878	3,633
Series 2025-5, Class CERT, 0.00%, 8/20/2031 ‡ (a) (k)	4,882	4,600
Series 2025-8, Class CERT, 0.00%, 11/20/2031 ‡ (a)	6,967	6,550
Series 2025-9, Class CERT, 0.00%, 12/20/2031 ‡ (a)	9,062	8,688
Series 2025-10, Class CERT, 0.00%, 1/20/2032 ‡ (a)	9,935	9,581
Series 2026-1, Class CERT, 0.00%, 2/20/2032 ‡ (a)	11,866	11,345
Series 2026-2, Class CERT, 0.00%, 3/20/2032 ‡ (a)	13,998	13,210
Series 2026-3, Class CERT, 0.00%, 4/20/2032 ‡ (a)	24,550	23,283
Series 2026-4, Class CERT, 0.00%, 5/20/2032 ‡ (a)	40,786	39,595
Series 2026-5, Class CERT, 0.00%, 6/20/2032 ‡ (a)	38,258	38,201
Series 2026-6, Class CERT, 0.00%, 7/20/2032 ‡ (a)	42,067	43,749
Series 2026-7, Class CERT, 0.00%, 8/20/2032 ‡ (a)	54,158	55,160
Series 2026-8, Class CERT, 0.00%, 9/20/2032 ‡ (a)	60,164	62,708
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-8, Class 1A5, 5.50%, 11/25/2035	22	20
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 3CB2, 6.50%, 8/25/2019	6	6
Series 2003-1, Class 3A5, 5.25%, 9/25/2033	20	19
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1B1, 8.11%, 4/25/2031 (a) (b)	5,326	5,547
Series 2019-R06, Class 2B1, 7.51%, 9/25/2039 (a) (b)	24,769	24,814
Series 2019-R07, Class 1B1, 7.16%, 10/25/2039 (a) (b)	24,262	24,345
Series 2019-HRP1, Class B1, 13.01%, 11/25/2039 (a) (b)	56,234	57,249
Series 2020-R02, Class 2B1, 6.76%, 1/25/2040 (a) (b)	14,634	14,740
Series 2020-R01, Class 1B1, 7.01%, 1/25/2040 (a) (b)	22,660	22,832
Series 2021-R01, Class 1B1, 6.74%, 10/25/2041 (a) (b)	2,600	2,608
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-R02, Class 2M2, 5.64%, 11/25/2041 (a) (b)	10,649	10,669
Series 2021-R02, Class 2B1, 6.94%, 11/25/2041 (a) (b)	4,983	5,008
Series 2021-R03, Class 1B1, 6.39%, 12/25/2041 (a) (b)	6,000	6,029
Series 2022-R03, Class 1B1, 9.89%, 3/25/2042 (a) (b)	5,662	5,812
Series 2023-R02, Class 1M2, 6.99%, 1/25/2043 (a) (b)	11,850	12,197
Series 2023-R02, Class 1B1, 9.19%, 1/25/2043 (a) (b)	7,600	8,014
Series 2023-R04, Class 1M2, 7.19%, 5/25/2043 (a) (b)	5,000	5,189
Series 2023-R04, Class 1B1, 8.99%, 5/25/2043 (a) (b)	4,000	4,262
Series 2023-R06, Class 1M2, 6.34%, 7/25/2043 (a) (b)	2,960	3,023
Series 2023-R07, Class 2M2, 6.89%, 9/25/2043 (a) (b)	1,682	1,726
Series 2023-R08, Class 1M2, 6.14%, 10/25/2043 (a) (b)	4,495	4,568
Series 2024-R01, Class 1B2, 7.64%, 1/25/2044 (a) (b)	1,598	1,685
Series 2024-R02, Class 1M2, 5.44%, 2/25/2044 (a) (b)	3,160	3,180
Series 2024-R02, Class 1B2, 7.34%, 2/25/2044 (a) (b)	1,612	1,680
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-4, Class 2A5, 4.33%, 6/25/2035 (b)	137	85
Deephaven Residential Mortgage Trust Series 2026-INV3, Class A1, 5.47%, 6/25/2071 (a) (b)	20,980	20,861
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-1, Class 3A5, 6.16%, 12/25/2033 (j)	28	27
FARM Mortgage Trust Series 2021-1, Class B, 3.22%, 7/25/2051 (a) (b)	1,262	951
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-3, Class A, IO, 0.00%, 7/25/2056 ‡ (b)	16,136	—
Series 2021-2, Class BXS, 13.02%, 11/25/2060 (a) (b)	4,841	3,527
FHLMC STACR REMIC Trust
Series 2021-HQA1, Class B1, 6.64%, 8/25/2033 (a) (b)	6,600	7,161
Series 2021-DNA2, Class B1, 7.04%, 8/25/2033 (a) (b)	18,555	20,376
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	179

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2021-HQA1, Class B2, 8.64%, 8/25/2033 (a) (b)	22,700	26,914
Series 2021-DNA2, Class B2, 9.64%, 8/25/2033 (a) (b)	23,320	29,117
Series 2021-DNA3, Class B2, 9.89%, 10/25/2033 (a) (b)	24,618	31,220
Series 2021-HQA2, Class B2, 9.09%, 12/25/2033 (a) (b)	24,250	29,546
Series 2021-DNA5, Class B2, 9.14%, 1/25/2034 (a) (b)	19,900	24,220
Series 2021-HQA3, Class B2, 9.89%, 9/25/2041 (a) (b)	3,125	3,135
Series 2021-DNA6, Class B2, 11.14%, 10/25/2041 (a) (b)	7,450	7,517
Series 2021-DNA7, Class B1, 7.29%, 11/25/2041 (a) (b)	27,000	27,156
Series 2022-DNA2, Class B2, 12.14%, 2/25/2042 (a) (b)	3,000	3,102
Series 2022-HQA1, Class B2, 14.64%, 3/25/2042 (a) (b)	17,900	18,830
Series 2022-DNA3, Class M1B, 6.54%, 4/25/2042 (a) (b)	10,000	10,114
Series 2022-DNA3, Class B1, 9.29%, 4/25/2042 (a) (b)	6,250	6,425
Series 2022-DNA4, Class M1B, 6.99%, 5/25/2042 (a) (b)	4,000	4,061
Series 2022-DNA4, Class M2, 8.89%, 5/25/2042 (a) (b)	3,100	3,190
Series 2022-DNA5, Class M2, 10.39%, 6/25/2042 (a) (b)	12,000	12,530
Series 2022-HQA2, Class M2, 9.64%, 7/25/2042 (a) (b)	6,412	6,678
Series 2022-HQA3, Class M1B, 7.19%, 8/25/2042 (a) (b)	5,000	5,123
Series 2022-DNA6, Class M2, 9.39%, 9/25/2042 (a) (b)	7,000	7,333
Series 2023-DNA1, Class M1A, 5.74%, 3/25/2043 (a) (b)	748	755
Series 2023-DNA2, Class M1A, 5.74%, 4/25/2043 (a) (b)	3,073	3,085
Series 2023-DNA2, Class B1, 11.24%, 4/25/2043 (a) (b)	9,350	10,245
Series 2023-HQA2, Class M1B, 6.99%, 6/25/2043 (a) (b)	15,655	16,146
Series 2023-HQA2, Class M2, 7.49%, 6/25/2043 (a) (b)	18,040	18,762
Series 2024-DNA1, Class M2, 5.59%, 2/25/2044 (a) (b)	8,500	8,561
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2026-DNA2, Class B1, 5.74%, 3/25/2046 (a) (b)	16,260	16,430
Series 2026-HQA1, Class M2, 5.14%, 5/25/2046 (a) (b)	3,000	3,000
Series 2020-HQA1, Class B2, 8.86%, 1/25/2050 (a) (b)	2,000	2,219
Series 2020-HQA2, Class B2, 11.36%, 3/25/2050 (a) (b)	2,300	2,749
Series 2020-DNA5, Class B2, 15.14%, 10/25/2050 (a) (b)	33,000	44,715
Series 2020-DNA6, Class B2, 9.29%, 12/25/2050 (a) (b)	2,000	2,303
Series 2021-DNA1, Class B2, 8.39%, 1/25/2051 (a) (b)	9,000	10,076
FHLMC STACR Trust
Series 2018-DNA2, Class B1, 7.46%, 12/25/2030 (a) (b)	1,000	1,047
Series 2018-HQA2, Class B1, 8.01%, 10/25/2048 (a) (b)	3,935	4,126
Series 2019-DNA1, Class B2, 14.51%, 1/25/2049 (a) (b)	11,135	13,272
Series 2019-HQA2, Class B2, 15.01%, 4/25/2049 (a) (b)	3,500	4,063
Series 2019-DNA4, Class B2, 10.01%, 10/25/2049 (a) (b)	5,000	5,519
FHLMC STACR, Whole Loan
Series 2017-DNA2, Class B1, 8.91%, 10/25/2029 (b)	11,000	11,296
Series 2017-DNA3, Class B1, 8.21%, 3/25/2030 (b)	15,800	16,375
Series 2018-HQA1, Class B1, 8.11%, 9/25/2030 (b)	34,415	35,818
FHLMC, REMIC
Series 4102, Class BI, IO, 3.50%, 8/15/2027	108	1
Series 4149, IO, 3.00%, 1/15/2033	124	7
Series 4160, IO, 3.00%, 1/15/2033	412	23
Series 5616, Class GL, 4.05%, 1/15/2033	15,055	14,521
Series 4212, Class MI, IO, 3.00%, 6/15/2033	592	42
Series 5700, Class GB, 4.75%, 9/15/2033	11,100	10,945
Series 3145, Class GI, IF, IO, 2.85%, 4/15/2036 (b)	932	67
Series 5558, Class BV, 5.50%, 5/25/2036	2,756	2,751
Series 4495, Class PI, IO, 4.00%, 9/15/2043	95	4
Series 4321, Class PI, IO, 4.50%, 1/15/2044	174	28
Series 4670, Class TI, IO, 4.50%, 1/15/2044	76	3
Series 4550, Class DI, IO, 4.00%, 3/15/2044	65	4
Series 4612, Class QI, IO, 3.50%, 5/15/2044	137	11
SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4612, Class PI, IO, 3.50%, 6/15/2044	13	1
Series 4657, Class QI, IO, 4.00%, 9/15/2044	121	6
Series 4585, Class JI, IO, 4.00%, 5/15/2045	161	18
Series 4628, Class PI, IO, 4.00%, 7/15/2045	106	10
Series 4681, Class SD, IF, IO, 2.40%, 5/15/2047 (b)	292	27
Series 4694, Class SA, IF, IO, 2.35%, 6/15/2047 (b)	508	49
Series 4689, Class SD, IF, IO, 2.40%, 6/15/2047 (b)	417	38
Series 4746, Class SC, IF, IO, 2.40%, 1/15/2048 (b)	5,049	478
Series 4910, Class PI, IO, 5.00%, 7/25/2049	1,362	296
Series 4919, Class SH, IF, IO, 2.24%, 9/25/2049 (b)	7,865	644
Series 5011, Class MI, IO, 3.00%, 9/25/2050	25,930	4,034
Series 5052, Class EI, IO, 3.00%, 12/25/2050	22,117	3,577
Series 5072, Class BI, IO, 3.00%, 2/25/2051	27,802	4,529
Series 5143, Class PI, IO, 2.50%, 5/25/2051	2,319	242
Series 5148, Class PI, IO, 2.50%, 10/25/2051	6,429	582
Series 5154, Class QI, IO, 2.50%, 10/25/2051	8,882	879
Series 5343, Class HZ, 6.00%, 10/25/2053	2,381	2,371
Series 5387, Class KB, 6.00%, 3/25/2054	9,907	10,105
Series 5413, Class KS, IF, IO, 2.21%, 5/25/2054 (b)	14,270	852
Series 5414, Class DZ, 6.00%, 5/25/2054	5,749	5,733
Series 5508, Class SN, IF, IO, 2.21%, 2/25/2055 (b)	24,796	1,275
Series 5520, Class SD, IF, IO, 2.24%, 3/25/2055 (b)	64,309	3,742
Series 5520, Class SE, IF, IO, 2.24%, 3/25/2055 (b)	31,606	1,633
Series 5528, Class SA, IF, IO, 2.34%, 4/25/2055 (b)	65,417	3,745
Series 5549, Class SA, IF, IO, 2.11%, 6/25/2055 (b)	36,860	2,014
Series 5580, Class Z, 5.00%, 6/25/2055	5,798	5,390
Series 5562, Class Z, 6.00%, 7/25/2055	115	114
Series 5565, Class SA, IF, IO, 2.21%, 8/25/2055 (b)	45,121	2,623
Series 5565, Class AZ, 5.00%, 8/25/2055	3,483	3,079
Series 5564, Class PZ, 6.00%, 8/25/2055	17,397	15,884
Series 5578, Class ZC, 6.00%, 9/25/2055	2,572	2,459
Series 5613, Class ZG, 5.50%, 1/25/2056	12,415	11,901
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 5623, Class ZA, 5.50%, 2/25/2056	4,046	3,981
Series 5632, Class UZ, 5.50%, 2/25/2056	9,308	8,573
Series 5633, Class ZC, 5.50%, 2/25/2056	2,475	2,394
Series 5633, Class ZG, 5.50%, 2/25/2056	6,129	5,569
Series 5650, Class UZ, 5.50%, 4/25/2056	6,242	5,872
FHLMC, STRIPS
Series 304, Class C32, IO, 3.00%, 12/15/2027	6	—
Series 342, Class S7, IF, IO, 2.36%, 2/15/2045 (b)	5,179	436
FNMA, Connecticut Avenue Securities
Series 2016-C06, Class 1B, 13.01%, 4/25/2029 (b)	7,918	8,008
Series 2017-C02, Class 2B1, 9.26%, 9/25/2029 (b)	28,544	29,221
Series 2017-C05, Class 1B1, 7.36%, 1/25/2030 (b)	11,760	12,045
Series 2017-C06, Class 1B1, 7.91%, 2/25/2030 (b)	7,255	7,485
Series 2017-C06, Class 2B1, 8.21%, 2/25/2030 (b)	8,015	8,261
Series 2018-C03, Class 1B1, 7.51%, 10/25/2030 (b)	16,054	16,794
Series 2018-C04, Class 2B1, 8.26%, 12/25/2030 (b)	4,250	4,502
Series 2018-C05, Class 1B1, 8.01%, 1/25/2031 (b)	3,000	3,186
Series 2018-C06, Class 1B1, 7.51%, 3/25/2031 (b)	16,560	17,503
Series 2018-C06, Class 2B1, 7.86%, 3/25/2031 (b)	2,860	3,029
FNMA, REMIC
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	210	9
Series 2012-93, Class FS, IF, IO, 2.39%, 9/25/2032 (b)	965	66
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	926	66
Series 2003-76, Class SB, IF, IO, 3.29%, 8/25/2033 (b)	802	63
Series 2021-13, Class DI, IO, 3.50%, 1/25/2036	3,804	353
Series 2006-42, Class LI, IF, IO, 2.80%, 6/25/2036 (b)	684	60
Series 2025-78, Class BV, 5.50%, 8/25/2036	2,792	2,781
Series 2011-79, Class SD, IF, IO, 2.14%, 8/25/2041 (b)	2,243	206
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	181

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2011-78, Class JS, IF, IO, 2.24%, 8/25/2041 (b)	1,090	76
Series 2012-133, Class HS, IF, IO, 2.39%, 12/25/2042 (b)	125	11
Series 2012-148, Class US, IF, 1.30%, 1/25/2043 (b)	990	791
Series 2016-6, Class KI, IO, 4.00%, 2/25/2044	166	16
Series 2016-43, Class MI, IO, 4.00%, 10/25/2045	191	29
Series 2016-56, Class ST, IF, IO, 2.24%, 8/25/2046 (b)	3,463	301
Series 2016-95, Class ES, IF, IO, 2.24%, 12/25/2046 (b)	1,085	96
Series 2016-90, Class IN, IO, 3.50%, 12/25/2046	236	36
Series 2017-6, Class SB, IF, IO, 2.29%, 2/25/2047 (b)	75	7
Series 2017-39, Class ST, IF, IO, 2.34%, 5/25/2047 (b)	904	82
Series 2017-90, Class SP, IF, IO, 2.39%, 11/25/2047 (b)	1,688	160
Series 2017-112, Class SC, IF, IO, 2.39%, 1/25/2048 (b)	2,351	220
Series 2019-32, Class PI, IO, 5.00%, 10/25/2048	564	99
Series 2019-47, Class QI, IO, 4.50%, 6/25/2049	1,062	225
Series 2019-37, Class CS, IF, IO, 2.29%, 7/25/2049 (b)	2,340	193
Series 2020-89, Class GI, IO, 3.00%, 12/25/2050	40,115	6,575
Series 2020-100, Class IA, IO, 3.00%, 1/25/2051	68,200	11,183
Series 2023-28, Class EZ, 6.00%, 7/25/2053	3,505	3,478
Series 2023-31, Class LZ, 6.00%, 7/25/2053	4,835	4,818
Series 2023-34, Class LZ, 6.00%, 8/25/2053	3,007	3,002
Series 2024-25, Class ZA, 6.00%, 9/25/2053	14,948	14,886
Series 2023-52, Class DZ, 6.50%, 11/25/2053	3,282	3,377
Series 2024-25, Class ZB, 5.50%, 3/25/2054	11,025	10,542
Series 2024-20, Class MS, IF, IO, 2.31%, 5/25/2054 (b)	20,090	1,229
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-43, Class MZ, 6.00%, 7/25/2054	3,290	3,277
Series 2024-58, Class BS, IF, IO, 2.21%, 8/25/2054 (b)	18,630	878
Series 2024-92, Class SH, IF, IO, 2.31%, 12/25/2054 (b)	17,487	1,059
Series 2025-7, Class SE, IF, IO, 2.21%, 2/25/2055 (b)	26,146	1,564
Series 2025-11, Class SB, IF, IO, 2.26%, 3/25/2055 (b)	27,273	1,649
Series 2025-24, Class SC, IF, IO, 2.29%, 4/25/2055 (b)	38,048	2,122
Series 2025-47, Class SM, IF, IO, 2.16%, 6/25/2055 (b)	83,196	4,443
Series 2025-55, Class SG, IF, IO, 2.26%, 7/25/2055 (b)	49,495	2,733
Series 2025-55, Class SC, IF, IO, 2.78%, 7/25/2055 (b)	34,217	2,383
Series 2025-55, Class UN, 5.00%, 7/25/2055	1,802	1,780
Series 2025-57, Class Z, 6.00%, 7/25/2055	759	758
Series 2025-66, Class SL, IF, IO, 2.16%, 8/25/2055 (b)	32,468	1,891
Series 2025-69, Class Z, 6.00%, 8/25/2055	3,837	3,796
Series 2025-73, Class Z, 6.00%, 9/25/2055	2,652	2,650
Series 2025-106, Class UZ, 5.50%, 12/25/2055	4,039	3,910
Series 2026-5, Class ZY, 5.00%, 2/25/2056	1,695	1,635
Series 2026-11, Class SB, IF, 4.07%, 3/25/2056 (b)	3,815	3,189
FNMA, STRIPS
Series 421, Class 7, IO, 3.50%, 5/25/2030	12	—
Series 421, Class C3, IO, 4.00%, 7/25/2030	65	2
GCAT Trust
Series 2020-NQM1, Class M1, 2.93%, 1/25/2060 (a) (b)	10,871	10,454
Series 2020-NQM1, Class B1, 3.64%, 1/25/2060 (a) (b)	3,000	2,672
GMACM Mortgage Loan Trust Series 2004-J2, Class A8, 5.75%, 6/25/2034	16	16
GNMA
Series 2013-182, Class MS, IF, IO, 2.37%, 12/20/2043 (b)	5,722	465
Series 2016-108, Class SN, IF, IO, 2.31%, 8/20/2046 (b)	8,248	867
Series 2016-108, Class SM, IF, IO, 2.33%, 8/20/2046 (b)	1,907	215
SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2016-147, Class AS, IF, IO, 2.33%, 10/20/2046 (b)	3,655	399
Series 2017-36, Class SL, IF, IO, 2.45%, 3/16/2047 (b)	4,899	528
Series 2019-132, Class KI, IO, 3.50%, 3/20/2047	115	2
Series 2019-33, Class PI, IO, 4.00%, 11/20/2048	55	10
Series 2019-65, Class ST, IF, IO, 2.28%, 5/20/2049 (b)	7,011	536
Series 2019-86, Class ST, IF, IO, 2.33%, 7/20/2049 (b)	3,378	249
Series 2019-120, Class DS, IF, IO, 2.28%, 9/20/2049 (b)	6,425	626
Series 2019-132, Class SK, IF, IO, 2.28%, 10/20/2049 (b)	5,461	487
Series 2020-86, Class TS, IF, IO, 1.83%, 6/20/2050 (b)	8,576	806
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	125,211	18,128
Series 2021-23, Class IA, IO, 2.50%, 2/20/2051	62,103	8,900
Series 2021-81, Class IC, IO, 3.00%, 5/20/2051	15,303	2,474
Series 2021-91, Class CI, IO, 3.00%, 5/20/2051	12,975	2,230
Series 2021-117, Class NI, IO, 3.00%, 7/20/2051	43,781	7,316
Series 2021-142, Class XI, IO, 3.00%, 8/20/2051	51,080	8,171
Series 2021-188, Class IJ, IO, 3.00%, 10/20/2051	16,123	2,691
Series 2025-171, Class MT, 5.25%, 4/20/2052	8,790	8,597
Series 2023-67, Class DZ, 5.50%, 5/20/2053	7,940	7,625
Series 2023-102, Class BG, 5.50%, 7/20/2053	2,519	2,464
Series 2023-113, Class SJ, IF, IO, 2.06%, 8/20/2053 (b)	9,702	447
Series 2023-113, Class GZ, 5.50%, 8/20/2053	5,895	5,809
Series 2023-117, Class ZM, 5.50%, 8/20/2053	2,945	2,780
Series 2024-1, Class MS, IF, IO, 2.21%, 1/20/2054 (b)	26,671	1,575
Series 2024-30, Class SC, IF, IO, 2.81%, 2/20/2054 (b)	15,831	1,192
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-27, Class GB, 5.00%, 2/20/2054	2,000	1,855
Series 2025-44, Class GZ, 6.00%, 2/20/2054	6,534	6,463
Series 2024-64, Class SV, IF, IO, 1.61%, 4/20/2054 (b)	12,385	473
Series 2024-79, Class CS, IF, IO, 1.61%, 5/20/2054 (b)	18,057	725
Series 2024-79, Class BS, IF, IO, 3.61%, 5/20/2054 (b)	9,105	945
Series 2024-110, Class SC, IF, IO, 2.36%, 7/20/2054 (b)	17,368	1,183
Series 2024-112, Class SA, IF, IO, 2.96%, 7/20/2054 (b)	11,514	835
Series 2024-110, Class AS, IF, IO, 3.01%, 7/20/2054 (b)	14,584	1,240
Series 2024-126, Class HS, IF, IO, 2.31%, 8/20/2054 (b)	17,385	1,030
Series 2024-126, Class JS, IF, IO, 2.31%, 8/20/2054 (b)	43,130	2,137
Series 2024-134, Class SE, IF, IO, 2.31%, 8/20/2054 (b)	24,261	1,401
Series 2024-127, Class SE, IF, IO, 2.36%, 8/20/2054 (b)	20,345	1,286
Series 2024-126, Class AS, IF, IO, 3.01%, 8/20/2054 (b)	15,621	1,246
Series 2024-128, Class SA, IF, IO, 3.01%, 8/20/2054 (b)	25,260	2,011
Series 2024-151, Class JS, IF, IO, 2.97%, 9/20/2054 (b)	16,258	1,328
Series 2024-159, Class AS, IF, IO, 2.46%, 10/20/2054 (b)	13,702	891
Series 2024-190, Class CS, IF, IO, 2.36%, 11/20/2054 (b)	17,587	928
Series 2025-156, Class BZ, 4.50%, 11/20/2054	1,876	1,666
Series 2024-204, Class SB, IF, IO, 2.37%, 12/20/2054 (b)	24,521	1,472
Series 2025-156, Class Z, 4.50%, 12/20/2054	8,375	7,367
Series 2025-89, Class JY, 5.00%, 12/20/2054	4,700	4,425
Series 2025-1, Class KS, IF, IO, 1.56%, 1/20/2055 (b)	16,831	657
Series 2025-1, Class SU, IF, IO, 1.56%, 1/20/2055 (b)	15,727	583
Series 2025-1, Class SV, IF, IO, 2.26%, 1/20/2055 (b)	34,952	1,972
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	183

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2025-7, Class SG, IF, IO, 2.31%, 1/20/2055 (b)	62,417	3,336
Series 2025-7, Class QS, IF, IO, 2.81%, 1/20/2055 (b)	15,773	1,107
Series 2025-1, Class SL, IF, IO, 2.96%, 1/20/2055 (b)	17,721	1,290
Series 2025-7, Class SL, IF, IO, 2.96%, 1/20/2055 (b)	14,242	932
Series 2025-89, Class DY, 5.25%, 1/20/2055	6,000	5,746
Series 2025-22, Class AS, IF, IO, 2.31%, 2/20/2055 (b)	25,292	1,346
Series 2025-23, Class SE, IF, IO, 2.31%, 2/20/2055 (b)	23,121	1,352
Series 2025-23, Class SL, IF, IO, 2.31%, 2/20/2055 (b)	40,786	2,409
Series 2025-25, Class HS, IF, IO, 2.31%, 2/20/2055 (b)	23,609	1,268
Series 2025-22, Class GS, IF, IO, 2.91%, 2/20/2055 (b)	18,023	1,247
Series 2025-25, Class BS, IF, IO, 2.91%, 2/20/2055 (b)	33,466	2,616
Series 2025-25, Class SB, IF, IO, 2.91%, 2/20/2055 (b)	30,608	2,132
Series 2025-30, Class SC, IF, IO, 2.91%, 2/20/2055 (b)	37,190	2,554
Series 2025-41, Class AS, IF, IO, 1.66%, 3/20/2055 (b)	30,473	1,334
Series 2025-41, Class BS, IF, IO, 1.66%, 3/20/2055 (b)	79,566	3,200
Series 2025-51, Class SH, IF, IO, 2.31%, 3/20/2055 (b)	48,297	2,745
Series 2025-41, Class ES, IF, IO, 3.56%, 3/20/2055 (b)	8,197	718
Series 2025-41, Class SE, IF, IO, 3.56%, 3/20/2055 (b)	12,573	1,248
Series 2025-60, Class ZC, 5.00%, 3/20/2055	10,688	9,862
Series 2025-139, Class B, 5.50%, 3/20/2055	6,101	5,798
Series 2025-69, Class SW, IF, IO, 1.49%, 4/20/2055 (b)	22,043	786
Series 2025-69, Class SX, IF, IO, 1.49%, 4/20/2055 (b)	53,495	1,916
Series 2025-69, Class SK, IF, IO, 2.81%, 4/20/2055 (b)	46,682	3,143
Series 2025-156, Class CZ, 5.00%, 4/20/2055	3,978	3,663
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2025-69, Class AZ, 5.00%, 4/20/2055	2,461	2,267
Series 2025-70, Class EZ, 5.00%, 4/20/2055	8,657	7,818
Series 2025-105, Class PA, 7.00%, 4/20/2055	1,975	2,002
Series 2026-136, Class MJ, 7.29%, 4/20/2055 (b)	2,811	2,880
Series 2025-89, Class SP, IF, IO, 1.46%, 5/20/2055 (b)	41,538	1,450
Series 2025-84, Class SQ, IF, IO, 1.51%, 5/20/2055 (b)	47,390	1,677
Series 2025-89, Class SC, IF, IO, 2.81%, 5/20/2055 (b)	24,886	1,787
Series 2025-89, Class SE, IF, IO, 2.81%, 5/20/2055 (b)	34,303	2,326
Series 2025-79, Class HS, IF, IO, 2.91%, 5/20/2055 (b)	12,778	891
Series 2025-100, Class SA, IF, IO, 2.21%, 6/20/2055 (b)	51,826	3,029
Series 2025-105, Class SD, IF, IO, 2.21%, 6/20/2055 (b)	87,018	5,068
Series 2025-97, Class SE, IF, IO, 2.26%, 6/20/2055 (b)	30,793	1,838
Series 2025-105, Class PZ, 5.00%, 6/20/2055	7,706	6,883
Series 2025-124, Class CS, IF, IO, 1.56%, 7/20/2055 (b)	14,641	566
Series 2025-124, Class SE, IF, IO, 2.21%, 7/20/2055 (b)	97,657	5,625
Series 2025-127, Class SH, IF, IO, 2.90%, 7/20/2055 (b)	14,017	1,022
Series 2025-127, Class PZ, 6.00%, 7/20/2055	3,375	3,360
Series 2026-136, Class MK, 7.29%, 7/20/2055 (b)	7,100	7,306
Series 2025-120, Class SH, IF, 8.03%, 7/20/2055 (b)	4,403	4,257
Series 2025-120, Class SJ, IF, 8.11%, 7/20/2055 (b)	6,347	6,154
Series 2025-139, Class JS, IF, IO, 2.91%, 8/20/2055 (b)	56,249	4,297
Series 2025-132, Class MZ, 5.00%, 8/20/2055	3,784	3,342
Series 2025-139, Class UC, 6.00%, 8/20/2055	1,929	1,924
Series 2025-135, Class SE, IF, 8.11%, 8/20/2055 (b)	23,065	22,358
SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2025-152, Class SA, IF, IO, 2.26%, 9/20/2055 (b)	47,974	2,227
Series 2025-152, Class SH, IF, IO, 2.26%, 9/20/2055 (b)	67,580	3,507
Series 2025-171, Class SB, IF, IO, 1.76%, 10/20/2055 (b)	13,104	623
Series 2025-172, Class PZ, 6.00%, 10/20/2055	2,533	2,520
Series 2025-192, Class ZU, 4.50%, 11/20/2055	2,977	2,674
Series 2025-196, Class LZ, 5.50%, 11/20/2055	7,517	7,251
Series 2025-208, Class ZG, 4.50%, 12/20/2055	4,781	4,571
Series 2025-204, Class PZ, 5.50%, 12/20/2055	8,940	8,798
Series 2025-211, Class UZ, 5.50%, 12/20/2055	21,241	20,850
Series 2025-211, Class CP, 6.50%, 12/20/2055	28,693	28,433
Series 2026-2, Class KS, IF, IO, 1.91%, 1/20/2056 (b)	56,545	3,192
Series 2026-2, Class GZ, 4.50%, 1/20/2056	16,561	14,546
Series 2026-2, Class UZ, 4.50%, 1/20/2056	3,799	3,728
Series 2026-25, Class ZB, 4.50%, 1/20/2056	3,476	3,344
Series 2026-4, Class JZ, 4.50%, 1/20/2056	5,233	4,788
Series 2026-3, Class ZH, 5.50%, 1/20/2056	14,887	14,682
Series 2026-25, Class SD, IF, IO, 2.01%, 2/20/2056 (b)	32,472	1,911
Series 2026-24, Class BZ, 4.50%, 2/20/2056	2,975	2,737
Series 2026-24, Class DZ, 4.50%, 2/20/2056	5,144	4,560
Series 2026-25, Class ZH, 5.50%, 2/20/2056	12,366	12,040
Series 2026-30, Class DZ, 5.50%, 2/20/2056	1,603	1,329
Series 2026-48, Class HS, IF, IO, 2.03%, 3/20/2056 (b)	52,149	2,547
Series 2026-48, Class S, IF, IO, 2.05%, 3/20/2056 (b)	54,262	3,310
Series 2026-100, Class SC, IF, IO, 1.96%, 6/20/2056 (b)	39,001	1,604
Series 2026-100, Class SD, IF, IO, 1.96%, 6/20/2056 (b)	68,476	2,618
Series 2026-100, Class SG, IF, IO, 2.01%, 6/20/2056 (b)	70,061	3,073
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-H13, Class GI, IO, 1.56%, 4/20/2065 (b)	163	5
Series 2026-136, Class MC, 7.67%, 8/20/2066 (b)	6,500	6,608
Series 2026-153, Class MT, 8.10%, 9/20/2066 (b)	8,500	8,641
Series 2024-H08, Class DI, IO, 1.20%, 5/20/2074 (b)	47,289	4,391
Series 2025-H19, IO, 1.14%, 9/20/2075 (b)	46,195	4,102
Series 2025-H20, Class AI, IO, 1.15%, 9/20/2075 (b)	71,485	6,865
Series 2026-H15, IO, 1.11%, 10/20/2075 (b)	200,702	15,287
Series 2026-H11, IO, 1.05%, 4/20/2076 (b)	45,121	4,180
Gnr Series 2026-1, 8.00%, 8/24/2035 (c)	6,900	6,930
GS Mortgage-Backed Securities Corp. Trust Series 2025-NQM6, Class A1, 5.02%, 2/25/2066 (a) (j)	10,244	10,098
GS Mortgage-Backed Securities Trust
Series 2025-PJ6, Class A1, 6.00%, 11/25/2055 (a) (b)	5,606	5,606
Series 2025-PJ7, Class A1, 6.00%, 12/25/2055 (a) (b)	11,571	11,573
Series 2025-PJ9, Class A1, 6.00%, 3/25/2056 (a) (b)	32,961	32,965
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (b)	156	14
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1, 4.81%, 9/25/2035 (b)	55	52
HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 4.12%, 1/25/2047 (b)	4,654	4,527
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 9.14%, 10/25/2034 (a) (b)	5,629	5,758
IndyMac INDX Mortgage Loan Trust Series 2007-AR21, Class 6A1, 3.39%, 9/25/2037 (b)	10,142	5,890
JPMorgan Alternative Loan Trust Series 2006-S3, Class A4, 6.81%, 8/25/2036 (j)	637	627
JPMorgan Mortgage Trust Series 2006-S1, Class 1A1, 6.00%, 4/25/2036	22	22
Lehman Mortgage Trust Series 2007-7, Class 5A7, 6.50%, 8/25/2037	10,644	4,006
LHOME Mortgage Trust
Series 2024-RTL4, Class A1, 5.92%, 7/25/2039 (a) (j)	3,776	3,775
Series 2024-RTL4, Class A2, 6.09%, 7/25/2039 (a) (j)	2,673	2,676
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	185

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (a) (j)	9,582	9,584
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (a) (j)	4,975	4,983
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (b)	4,000	4,001
LOANDEPOT GMSR Master Trust Series 2025-GT2, Class A, 6.79%, 7/16/2030 (a) (b)	11,350	11,369
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.80%, 8/25/2033 (b)	15	7
MASTR Asset Securitization Trust Series 2003-11, Class 7A2, 5.25%, 12/25/2033	10	10
Merrill Lynch Mortgage Investors Trust Series 2003-A5, Class 2A6, 5.87%, 8/25/2033 (b)	18	17
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (a) (j)	18,890	18,908
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (a) (j)	14,484	14,501
Series 2025-NQM5, Class A1A, 5.19%, 11/25/2070 (a) (j)	16,256	16,082
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1IB, IO, 1.00%, 12/25/2057 (a) (b)	4,958	146
Series 2018-3A, Class A1IC, IO, 1.50%, 5/25/2058 (a) (b)	12,919	507
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 (a) (b)	3,042	2,659
Series 2025-NQM4, Class A1, 5.35%, 7/25/2065 (a) (b)	9,252	9,162
Series 2025-NQM5, Class A1, 5.11%, 8/25/2065 (a) (b)	6,086	6,003
Series 2025-NQM7, Class A1A, 5.01%, 10/26/2065 (a) (j)	11,108	10,956
Series 2026-NQM1, Class A1A, 4.82%, 11/25/2065 (a) (j)	12,165	11,979
Series 2026-NQM2, Class M1, 5.48%, 12/25/2065 (a) (b)	3,800	3,720
Series 2026-NQM4, Class A1A, 5.00%, 2/25/2066 (a) (j)	25,528	25,144
Series 2026-NQM5, Class A1, 5.18%, 4/25/2066 (a) (b)	38,888	38,433
Series 2026-NQM6, Class A1, 5.29%, 5/25/2066 (a) (b)	40,520	40,123
Series 2026-NQM7, Class A1, 5.42%, 6/25/2066 (a) (b)	28,056	27,843
Series 2026-NQM8, Class A1A, 5.56%, 8/25/2066 (a) (j)	8,791	8,761
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (a) (j)	24,615	24,427
NRZT Series 2025-NQM6, Class A1, 5.09%, 10/25/2065 (a) (b)	10,879	10,747
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (j)	1,035	1,035
OBX Trust
Series 2026-INV3, Class A1, 6.00%, 4/25/2056 (a) (b)	10,012	10,074
Series 2026-INV4, Class A1, 6.00%, 5/25/2056 (a) (b)	45,070	45,226
Series 2026-INV5, Class A1, 6.00%, 8/25/2056 (a) (b)	44,276	44,558
Series 2023-NQM7, Class A1, 6.84%, 4/25/2063 (a) (j)	2,711	2,703
Series 2025-NQM2, Class A1, 5.60%, 11/25/2064 (a) (j)	3,096	3,094
Series 2025-NQM10, Class A1, 5.45%, 5/25/2065 (a) (j)	8,540	8,526
Series 2026-NQM2, Class A1A, 4.82%, 12/1/2065 (a) (j)	15,390	15,133
Series 2026-NQM2, Class A1B, 4.82%, 12/1/2065 (a) (j)	2,954	2,898
Series 2026-NQM7, Class A1, 5.22%, 4/25/2066 (a) (b)	20,657	20,444
Series 2026-NQM6, Class A1A, 5.06%, 4/26/2066 (a) (j)	23,402	23,106
Series 2026-NQM13, Class A1A, 5.64%, 7/1/2066 (a) (c) (j)	27,400	27,310
PMT Loan Trust
Series 2025-J1, Class A1, 6.00%, 4/25/2055 (a) (b)	36,484	36,443
Series 2025-INV5, Class A2, 6.00%, 5/25/2056 (a) (b)	13,423	13,508
Series 2025-INV6, Class A2, 6.00%, 6/25/2056 (a) (b)	20,538	20,578
Series 2026-INV2, Class A2, 5.50%, 1/25/2057 (a) (b)	49,527	48,682
Series 2026-INV3, Class A1, 6.00%, 2/25/2057 (a) (b)	43,615	43,862
Series 2026-CNF3, Class A1, 5.50%, 4/25/2057 (a) (b)	47,242	46,407
Series 2026-CNF4, Class A1, 5.50%, 5/25/2057 (a) (b)	43,070	42,309
Series 2026-INV5, Class A1, 6.00%, 5/25/2057 (a) (b)	15,326	15,423
Series 2026-INV6, Class A1, 6.00%, 6/25/2057 (a) (b)	54,759	55,108
SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2026-CNF6, Class A1, 5.50%, 7/25/2057 (a) (b)	41,093	40,367
Series 2026-INV7, Class A1, 6.00%, 7/25/2057 (a) (b)	24,915	25,103
Provident Funding Mortgage Trust
Series 2025-2, Class A1, 6.00%, 6/25/2055 (a) (b)	8,640	8,630
Series 2025-3, Class A1, 6.00%, 8/25/2055 (a) (b)	31,463	31,408
PRPM Series 2025-3, Class A1, 6.26%, 5/25/2030 (a) (j)	5,045	5,036
PRPM LLC
Series 2024-7, Class A1, 5.87%, 11/25/2029 (a) (j)	3,173	3,174
Series 2024-8, Class A2, 8.84%, 12/25/2029 (a) (j)	2,000	1,998
Series 2025-4, Class A1, 6.18%, 6/25/2030 (a) (j)	5,776	5,770
Series 2025-RPL2, Class A1, 3.75%, 4/25/2055 (a) (j)	4,915	4,775
RAAC Trust Series 2005-SP1, Class 4A1, 7.00%, 9/25/2034	19	9
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 10.39%, 9/25/2032 (a) (b)	4,181	4,296
RCO IX Mortgage LLC Series 2026-4, Class A1, 5.69%, 8/25/2031 (a) (j)	15,600	15,527
Santander Mortgage Asset Receivable Trust
Series 2026-NQMS1, Class A1A, 5.59%, 10/25/2065 (a) (j)	33,439	33,234
Series 2026-NQM3, Class A1A, 5.18%, 3/25/2066 (a) (j)	8,006	7,920
Series 2026-NQM4, Class A1A, 5.49%, 5/25/2066 (a) (j)	23,900	23,758
Series 2026-NQM5, Class A1A, 5.46%, 6/25/2066 (a) (j)	40,514	40,235
Sequoia Mortgage Trust
Series 2025-7, Class A1, 6.00%, 8/25/2055 (a) (b)	9,708	9,691
Series 2026-INV4, Class A1, 6.00%, 9/25/2056 (a) (b)	34,290	34,464
STACR Trust Series 2018-HRP2, Class B1, 7.96%, 2/25/2047 (a) (b)	2,825	2,999
Starwood Mortgage Residential Trust Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (a)	1,150	978
Structured Adjustable Rate Mortgage Loan Trust Series 2007-9, Class 1A1, 5.88%, 10/25/2037 (b)	1,239	1,155
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 1A1, 5.48%, 5/25/2047 (b)	11,859	9,685
Toorak Mortgage Trust Series 2024-2, Class A1, 6.33%, 10/25/2031 (a) (j)	9,500	9,509
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (a) (j)	207	206
Series 2019-HY1, Class M2, 5.78%, 10/25/2048 (a) (b)	6,189	6,352
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	30,000	24,875
Visio Trust Series 2019-2, Class B1, 3.91%, 11/25/2054 (a) (b)	820	784
WaMu Mortgage Pass-Through Certificates Series 2003-S4, Class 2A2, 5.50%, 6/25/2033	20	20
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 4.99%, 8/25/2033 (b)	50	48
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	32	31
Series 2005-AR7, Class A3, 5.26%, 8/25/2035 (b)	34	34
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-AR8, Class 2A, 4.56%, 10/25/2046 (b)	1,850	1,638
Total Collateralized Mortgage Obligations (Cost $3,422,919)		3,346,945
Asset-Backed Securities — 13.3%
AB BSL CLO Ltd. (Cayman Islands) Series 2020-1A, Class BR2, 5.40%, 10/15/2038 (a) (b)	10,670	10,702
ABFC Trust Series 2002-OPT1, Class M1, 4.88%, 5/25/2032 (b)	30	34
ACC Trust
Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	4,101	79
Series 2022-1, Class D, 6.65%, 10/20/2028 (a)	9,131	—
Accelerated Assets LLC
Series 2018-1, Class B, 4.51%, 12/2/2033 (a)	27	27
Series 2018-1, Class C, 6.65%, 12/2/2033 (a)	59	57
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (a)	633	594
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	187

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	779	729
Series 2021-1H, Class D, 3.58%, 10/20/2040 (a)	1,071	970
ACHD Trust
Series 2026-DS1, Class A, 5.67%, 7/10/2034 (a)	4,692	4,694
Series 2026-DS1, Class B, 8.25%, 7/10/2034 (a)	1,500	1,505
Affirm Asset Securitization Trust
Series 2024-B, Class A, 4.62%, 9/15/2029 (a)	9,600	9,600
Series 2024-B, Class D, 5.50%, 9/15/2029 (a)	5,300	5,300
Series 2025-X2, Class D, 5.23%, 10/15/2030 (a)	4,000	3,996
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	3,075	2,920
American Credit Acceptance Receivables Trust
Series 2024-2, Class D, 6.53%, 4/12/2030 (a)	9,856	9,984
Series 2024-3, Class D, 6.04%, 7/12/2030 (a)	6,350	6,420
Series 2025-2, Class C, 5.11%, 4/14/2031 (a)	5,585	5,603
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	11,581	11,626
Series 2025-2, Class D, 5.50%, 8/12/2031 (a)	7,800	7,840
Series 2023-4, Class E, 9.79%, 8/12/2031 (a)	3,000	3,131
Series 2023-3, Class E, 9.54%, 10/14/2031 (a)	6,400	6,600
Series 2024-2, Class E, 7.87%, 11/12/2031 (a)	3,450	3,541
Series 2024-3, Class E, 7.92%, 3/12/2032 (a)	8,480	8,749
Series 2024-4, Class E, 7.19%, 4/12/2032 (a)	1,000	1,021
Series 2026-2, Class C, 4.85%, 5/10/2032 (a)	10,950	10,876
Series 2026-2, Class D, 5.18%, 6/8/2032 (a)	17,745	17,557
Series 2025-3, Class C, 4.95%, 7/12/2032 (a)	22,230	22,228
Series 2025-3, Class D, 5.19%, 7/12/2032 (a)	24,185	24,119
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2025-1, Class E, 7.39%, 12/13/2032 (a)	2,000	2,057
Series 2026-1, Class D, 5.10%, 1/12/2033 (a)	19,700	19,509
Series 2025-2, Class E, 7.66%, 2/14/2033 (a)	6,000	6,204
Series 2026-3, Class D, 5.49%, 3/8/2033 (a)	22,360	22,264
Series 2025-3, Class E, 6.77%, 6/13/2033 (a)	3,140	3,174
Series 2026-2, Class E, 6.90%, 2/8/2034 (a)	8,000	7,960
Americor
7.99%, 1/15/2030 ‡ (a)	6,851	6,806
11.49%, 1/15/2030 ‡ (a)	9,371	9,310
AMSR Trust
Series 2022-SFR1, Class E2, 4.64%, 3/17/2039 (a)	9,913	9,820
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (a)	9,913	9,877
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (a)	11,000	10,616
Aqua Finance Trust
Series 2019-A, Class C, 4.01%, 7/16/2040 (a)	2,394	2,332
Series 2020-AA, Class C, 3.97%, 7/17/2046 (a)	2,375	2,280
Avis Budget Rental Car Funding AESOP LLC
Series 2023-4A, Class C, 7.24%, 6/20/2029 (a)	3,530	3,618
Series 2023-6A, Class D, 7.37%, 12/20/2029 (a)	1,600	1,610
Series 2023-8A, Class D, 7.52%, 2/20/2030 (a)	3,500	3,535
Series 2024-1A, Class C, 6.48%, 6/20/2030 (a)	2,500	2,548
Series 2024-1A, Class D, 7.20%, 6/20/2030 (a)	9,340	9,358
Series 2024-3A, Class B, 5.58%, 12/20/2030 (a)	2,625	2,638
Series 2024-3A, Class C, 6.11%, 12/20/2030 (a)	2,450	2,472
Series 2026-3A, Class D, 6.96%, 4/20/2031 (a)	2,904	2,884
Ballyrock CLO Ltd. (Cayman Islands) Series 2024-27A, Class A2, 5.41%, 10/25/2037 (a) (b)	3,775	3,781
SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Barings CLO Ltd. (Cayman Islands)
Series 2022-3A, Class A2R, 5.32%, 10/20/2037 (a) (b)	5,250	5,259
Series 2023-3A, Class D2R, 7.65%, 10/15/2038 (a) (b)	2,270	2,257
Series 2023-4A, Class D1R, 6.20%, 1/20/2039 (a) (b)	6,380	6,390
Bayview Opportunity Master Fund LLC
Series 2024-CAR1, Class C, 5.14%, 12/26/2031 (a) (b)	458	459
Series 2024-CAR1, Class D, 5.69%, 12/26/2031 (a) (b)	116	117
Series 2024-CAR1, Class E, 7.24%, 12/26/2031 (a) (b)	348	351
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	2,600	2,623
Series 2024-3, Class D, 5.83%, 5/15/2030	8,430	8,495
Series 2024-4, Class D, 5.23%, 8/15/2030	17,000	17,005
Series 2025-1, Class D, 5.64%, 11/15/2030	10,237	10,301
Series 2024-2, Class E, 8.21%, 1/15/2031 (a)	10,000	10,269
Series 2025-2, Class D, 5.62%, 3/17/2031	3,710	3,733
Series 2024-4, Class E, 7.47%, 8/15/2031 (a)	10,000	10,181
Series 2026-1, Class D, 4.99%, 11/17/2031	5,490	5,421
Series 2026-2, Class C, 4.88%, 2/17/2032	2,880	2,872
Series 2026-2, Class D, 5.19%, 2/17/2032	9,310	9,234
Series 2026-3, Class D, 5.59%, 4/15/2032	19,100	19,100
Series 2025-2, Class E, 7.74%, 6/15/2032 (a)	7,600	7,756
Series 2025-4, Class E, 7.18%, 11/15/2032 (a)	8,000	8,037
Series 2026-1, Class E, 6.63%, 2/15/2033 (a)	1,600	1,578
Series 2026-2, Class E, 7.17%, 5/16/2033 (a)	8,700	8,693
Series 2026-3, Class E, 7.36%, 8/15/2033 (a)	16,150	16,207
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 5/15/2039 (a)	8,224	8,282
Series 2024-1A, Class C, 9.13%, 5/15/2039 (a)	1,039	1,052
Camden 0.00%, 9/15/2031 ‡	18,957	18,547
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	2,721	2,529
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

CARS-DB4 LP
Series 2020-1A, Class B2, 4.52%, 2/15/2050 (a)	4,290	4,255
Series 2020-1A, Class B3, 4.95%, 2/15/2050 (a)	4,510	4,203
Cascade MH Asset Trust
Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (b)	3,873	3,709
Series 2022-MH1, Class A, 4.25%, 8/25/2054 ‡ (a) (j)	7,606	7,468
CFIN Issuer LLC
Series 2022-RTL1, Class AB, 6.50%, 2/16/2026 ‡ (a) (j)	1,271	1,255
Series 2022-RTL1, Class AA, 4.75%, 2/16/2027 ‡ (a) (j)	1,032	1,022
Citi Asset Receivables Trust I Series 2025-1, Class CERT, 0.00%, 3/15/2031 ‡ (a) (k)	5,248	4,794
CoreVest American Finance Trust
Series 2019-1, Class E, 5.65%, 3/15/2052 (a) (b)	1,493	1,469
Series 2019-2, Class E, 5.11%, 6/15/2052 (a) (b)	5,576	5,145
Series 2019-3, Class XB, IO, 1.34%, 10/15/2052 (a) (b)	53,875	1,639
Series 2019-3, Class XA, IO, 1.99%, 10/15/2052 (a) (b)	873	—
Series 2019-3, Class D, 3.76%, 10/15/2052 (a)	8,689	8,015
Series 2019-3, Class E, 4.69%, 10/15/2052 (a) (b)	5,810	5,295
Credit Acceptance Auto Loan Trust
Series 2023-3A, Class B, 7.09%, 10/17/2033 (a)	1,397	1,401
Series 2023-5A, Class B, 6.71%, 2/15/2034 (a)	3,866	3,893
Series 2024-1A, Class B, 6.03%, 5/15/2034 (a)	5,988	6,025
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	7,860	7,959
Series 2024-3A, Class B, 4.85%, 11/15/2034 (a)	8,645	8,636
Series 2024-3A, Class C, 5.39%, 1/16/2035 (a)	5,320	5,330
Series 2026-1A, Class C, 5.28%, 8/15/2036 (a)	8,200	8,132
DailyPay Securitization Trust Series 2025-1A, Class A, 5.63%, 6/26/2028 (a)	2,690	2,695
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	189

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Dec
6.02%, 3/13/2030 ‡ (a)	9,700	9,541
6.91%, 1/15/2031 ‡ (a)	7,957	7,811
6.10%, 7/28/2046 ‡ (a)	10,000	9,914
6.82%, 7/28/2046 ‡	8,000	7,896
Deephaven Residential Mortgage Trust Series 2026-CES2, Class A1A, 5.79%, 8/25/2061 (a) (j)	10,877	10,855
Diversified ABS Phase LLC Series 2024-1A, Class A2, 7.67%, 5/30/2044 (a)	14,161	14,210
Drive Auto Receivables Trust Series 2025-1, Class D, 5.41%, 9/15/2032	7,900	7,920
DT Auto Owner Trust Series 2022-3A, Class E, 10.99%, 7/16/2029 (a)	8,500	8,777
EJ Hugoton
Series 2026-1 B, 10.29%, 10/10/2041 ‡	15,890	15,890
Series 2026-1 B, 14.50%, 10/10/2041 ‡	8,996	8,996
Elara HGV Timeshare Issuer LLC Series 2021-A, Class D, 3.32%, 8/27/2035 (a)	749	725
Elmwood CLO Ltd. (Cayman Islands) Series 2019-3A, Class BRR, 5.43%, 7/18/2037 (a) (b)	8,200	8,209
Exeter Automobile Receivables Trust
Series 2023-2A, Class D, 6.32%, 8/15/2029	2,799	2,823
Series 2022-1A, Class E, 5.02%, 10/15/2029 (a)	1,330	1,326
Series 2022-2A, Class E, 6.34%, 10/15/2029 (a)	6,000	5,878
Series 2023-4A, Class D, 6.95%, 12/17/2029	4,834	4,892
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	1,138	1,158
Series 2023-1A, Class E, 12.07%, 9/16/2030 (a)	4,350	4,716
Series 2025-3A, Class D, 5.57%, 10/15/2031	7,370	7,417
Series 2025-4A, Class D, 5.23%, 1/15/2032	10,895	10,818
Series 2026-1A, Class D, 5.00%, 5/17/2032	14,570	14,329
Series 2026-2A, Class D, 5.51%, 8/16/2032	6,310	6,294
Series 2026-3A, Class D, 5.44%, 10/15/2032	8,330	8,279
Series 2025-3A, Class E, 7.52%, 12/15/2032 (a)	2,000	2,026
Series 2026-4A, Class D, 5.64%, 2/15/2033	5,900	5,884
Series 2025-4A, Class E, 6.99%, 4/15/2033 (a)	2,764	2,758
Series 2025-5A, Class E, 7.15%, 6/15/2033 (a)	5,570	5,569
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2026-3A, Class E, 7.42%, 7/17/2034 (a)	13,188	13,155
Series 2026-4A, Class E, 7.58%, 10/16/2034 (a)	9,900	9,906
FirstKey Homes Trust
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (a)	12,700	12,117
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (a)	5,559	5,302
FMC GMSR Issuer Trust
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (b)	19,140	18,517
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (b)	15,000	14,952
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	10,000	9,978
Series 2020-GT1, Class A, 4.45%, 1/25/2028 (a) (b)	7,000	6,925
Series 2021-GT1, Class A, 3.62%, 7/25/2028 (a) (b)	25,000	24,200
Series 2026-GT1I, Class A, 5.90%, 8/20/2029 ‡ (b)	18,000	18,000
Fortiva Retail Credit Master Note Business Trust Series 2025-TWO, Class A, 5.92%, 5/15/2031 (a)	12,500	12,440
FTF 3.00%, 2/15/2027 ‡	2,434	1,703
GGAM Master Trust International Ltd. (Cayman Islands)
Series 2026-1A, Class A, 5.86%, 9/30/2060 (a)	6,610	6,532
Series 2025-1A, Class Y, 9.70%, 9/30/2060 (a)	17,721	17,862
GLS Auto Receivables Issuer Trust
Series 2022-2A, Class E, 5.50%, 6/15/2029 (a)	10,680	10,693
Series 2023-1A, Class E, 11.42%, 3/15/2030 (a)	1,000	1,059
Series 2024-4A, Class D, 5.65%, 7/15/2030 (a)	12,035	12,106
Series 2026-2A, Class D, 5.38%, 1/15/2032 (a)	5,500	5,453
Grene Series 2026-1A, 0.00%, 1/17/2061 ‡	3,543	3,436
Grene Energy Senio 0.00%, 1/25/2027 ‡	305	250
Grit 10.00%, 3/27/2030 ‡	28,200	27,918
GS Mortgage-Backed Securities Trust
Series 2026-CES2, Class A1A, 5.23%, 6/25/2056 (a) (j)	6,045	5,984
SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2026-CES3, Class A1A, 5.36%, 9/25/2056 (a) (j)	20,145	19,991
Harriman Park CLO Ltd. (Cayman Islands) Series 2020-1A, Class CRR, 5.68%, 7/20/2038 (a) (b)	5,700	5,696
Hertz Vehicle Financing LLC
Series 2022-2A, Class D, 5.16%, 6/26/2028 (a)	10,000	9,842
Series 2022-5A, Class D, 6.78%, 9/25/2028 (a)	5,000	4,949
Series 2023-2A, Class D, 9.40%, 9/25/2029 (a)	4,600	4,684
Series 2023-4A, Class D, 9.44%, 3/25/2030 (a)	3,200	3,266
Series 2025-5A, Class D, 7.74%, 5/25/2030 (a)	3,130	3,074
Series 2025-2A, Class D, 8.34%, 9/25/2031 (a)	1,990	1,964
Series 2025-4A, Class B, 5.90%, 12/25/2031 (a)	7,905	7,783
Series 2025-4A, Class D, 9.34%, 12/25/2031 (a)	250	254
Series 2025-6A, Class D, 8.30%, 5/25/2032 (a)	1,690	1,599
Hibernia IV Abs Issuer LLC 7.19%, 8/25/2046 ‡	12,000	12,000
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	1,828	1,813
Series 2022-A, Class E, 8.00%, 5/15/2041 (a)	344	339
Home Partners of America Trust Series 2021-3, Class F, 4.24%, 1/17/2041 (a)	14,004	12,946
Honey Hill Park CLO Ltd. (Cayman Islands)
Series 2026-1A, Class D1, 6.17%, 4/24/2039 (a) (b)	6,270	6,245
Series 2026-1A, Class D2, 7.37%, 4/24/2039 (a) (b)	890	890
Series 2026-1A, Class E, 8.22%, 4/24/2039 (a) (b)	9,250	9,152
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class B1, 5.44%, 10/20/2032 (a)	5,948	5,963
Identity Digital Capital LLC 6.79%, 3/20/2065 ‡	13,000	12,814
Ista Jet Seri 6.97%, 4/5/2032 ‡ (a)	14,812	14,813
JBHP
10.28%, 12/15/2041 ‡ (a)	8,108	8,108
Series 2026-1 B, 14.10%, 12/15/2041 ‡	4,643	4,644
JGW 11.71%, 8/15/2036 ‡ (a)	8,000	7,967
JGW ABS Trust 9.34%, 8/15/2036 ‡ (a)	12,000	11,999
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Jonah Energy ABS LLC
Series 2022-1, Class C, 12.66%, 8/10/2039 ‡ (a)	17,500	17,502
Series 2025-1A, Class B, 11.25%, 12/10/2040 (a)	20,849	20,864
KKR CLO Ltd. (Cayman Islands) Series 40A, Class BR, 5.43%, 10/20/2034 (a) (b)	5,300	5,310
Lendingpoint Asset Securitization Trust
Series 2021-A, Class D, 5.73%, 12/15/2028 (a)	900	223
Series 2021-B, Class D, 6.12%, 2/15/2029 (a)	1,694	249
Series 2022-A, Class D, 4.54%, 6/15/2029 (a)	8,983	2,924
Series 2022-C, Class C, 8.68%, 2/15/2030 (a)	169	169
LendingPoint Asset Securitization Trust Series 2020-REV1, Class D, 10.00%, 10/15/2028 ‡ (a)	6,500	808
Lendmark Funding Trust
Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	4,500	4,302
Series 2021-2A, Class B, 2.37%, 4/20/2032 (a)	1,000	944
Series 2021-2A, Class C, 3.09%, 4/20/2032 (a)	1,100	1,037
Series 2024-1A, Class A, 5.53%, 6/21/2032 (a)	3,050	3,061
Series 2024-2A, Class A, 4.47%, 2/21/2034 (a)	4,646	4,617
Series 2024-2A, Class D, 5.69%, 2/21/2034 (a)	2,300	2,292
Series 2024-2A, Class E, 8.47%, 2/21/2034 (a)	3,700	3,746
Series 2025-1A, Class A, 4.94%, 9/20/2034 (a)	7,615	7,584
Series 2025-1A, Class D, 6.48%, 9/20/2034 (a)	4,400	4,429
Series 2025-2A, Class A, 4.78%, 10/20/2034 (a)	19,200	19,016
Series 2025-2A, Class C, 5.28%, 10/20/2034 (a)	13,600	13,544
Series 2025-3A, Class D, 5.64%, 5/21/2035 (a)	1,900	1,848
Series 2026-1A, Class C, 5.40%, 11/20/2035 (a)	2,000	1,970
Series 2026-1A, Class D, 5.90%, 11/20/2035 (a)	1,200	1,178
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	191

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Liberty 7.25%, 5/14/2031 ‡	32,000	32,027
LVNV
6.55%, 8/15/2029 ‡	10,000	10,000
6.68%, 8/15/2031 ‡	15,000	15,000
Madison Park Funding Ltd. (Cayman Islands)
Series 2020-45A, Class BRR, 5.40%, 7/15/2034 (a) (b)	16,950	16,953
Series 2019-37A, Class D1A, 7.50%, 4/15/2037 (a) (b)	2,000	1,980
Mariner Finance issuance Trust
Series 2024-BA, Class A, 4.91%, 11/20/2038 (a)	10,000	9,894
Series 2024-BA, Class C, 5.73%, 11/20/2038 (a)	3,246	3,242
Mariner Finance Issuance Trust Series 2021-BA, Class E, 4.68%, 11/20/2036 (a)	5,030	4,722
Mercury Financial Credit Card Master Trust
Series 2026-1A, Class A, 5.34%, 2/20/2032 (a)	15,090	15,005
Series 2026-1A, Class B, 6.31%, 2/20/2032 (a)	3,540	3,520
Midcon
6.02%, 7/10/2030 ‡	10,000	10,000
7.09%, 10/13/2033 ‡	8,000	8,000
Mpire Frn
Series 2026, 8.29%, 9/13/2030 ‡ (a)	11,990	12,024
Series 2026, 11.16%, 9/19/2030 ‡ (a)	4,996	5,010
Nautical Solutions Series 2024-1, 9.20%, 8/1/2031 ‡	19,058	19,368
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2020-38A, Class CR2, 5.61%, 10/20/2036 (a) (b)	11,300	11,304
Series 2019-34A, Class BR2, 5.38%, 7/20/2039 (a) (b)	11,435	11,469
New Economy Assets-Phase 1 Sponsor LLC Series 2021-1, Class B1, 2.41%, 10/20/2061 (a)	2,550	1,482
Nexus Nova (Spain) 6.50%, 11/8/2028 ‡	9,638	9,639
Nexus Nova Frn 6.55%, 8/10/2027 ‡	10,000	10,000
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (a) (j)	36,289	36,076
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	3,865	3,850
OCP Aegis CLO Ltd. (Cayman Islands) Series 2025-41A, Class B1, 5.48%, 4/21/2037 (a) (b)	18,200	18,225
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Octagon Ltd. (Cayman Islands) Series 2022-1A, Class DR, 7.33%, 7/21/2037 (a) (b)	14,900	14,457
OnDeck Asset Securitization Trust LLC
Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	4,680	4,683
Series 2024-2A, Class A, 4.98%, 10/17/2031 (a)	3,100	3,091
Series 2024-2A, Class B, 5.42%, 10/17/2031 (a)	1,900	1,899
OneMain Direct Auto Receivables Trust
Series 2026-1A, Class D, 5.30%, 10/14/2036 (a)	12,255	11,998
Series 2025-1A, Class D, 6.10%, 7/14/2037 (a)	7,104	7,141
Onemain Financial Issuance Trust Series 2025-1A, Class D, 5.79%, 7/14/2038 (a)	5,300	5,270
OneMain Financial Issuance Trust Series 2026-1A, Class D, 5.94%, 7/14/2039 (a)	5,630	5,597
Oneslt 8.00%, 12/15/2030 ‡	8,742	8,742
Oportun Issuance Trust
Series 2021-B, Class C, 3.65%, 5/8/2031 (a)	75	74
Series 2021-B, Class D, 5.41%, 5/8/2031 (a)	122	122
Series 2026-A, Class B, 5.06%, 1/9/2034 (a)	15,080	14,982
Series 2026-A, Class C, 5.45%, 1/9/2034 (a)	8,690	8,639
P2 Series 2021 A1, 0.00%, 12/20/2031 ‡ (a)	20,818	20,812
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (a)	1,696	1,682
Palmer Square CLO Ltd. (Cayman Islands) Series 2021-2A, Class BR, 5.45%, 2/15/2038 (a) (b)	18,200	18,231
Palmer Square Loan Funding Ltd. (Cayman Islands) Series 2022-4A, Class BR, 5.43%, 7/24/2031 (a) (b)	5,000	5,001
PAR Issuer Trust
Series 2026-3A, Class CERT, 0.00%, 5/15/2034 ‡ (a)	9,929	9,815
Series 2026-3A, Class A, 5.89%, 5/15/2034 ‡ (a)	17,000	16,984
PFP Ltd. (Cayman Islands)
Series 2026-14, Class A, 4.96%, 12/18/2043 (a) (b)	13,780	13,780
Series 2026-14, Class AS, 5.24%, 12/18/2043 (a) (b)	3,405	3,411
Planet Fitness Master Issuer LLC Series 2025-1A, Class A2II, 5.65%, 12/6/2055 (a)	6,384	6,275
Popular ABS Mortgage Pass-Through Trust Series 2005-3, Class M1, 3.32%, 7/25/2035 (j)	18	18
SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
PRET LLC
Series 2026-NPL5, Class A1, 5.71%, 4/25/2056 (a) (j)	7,305	7,276
Series 2026-NPL6, Class A1, 5.69%, 5/25/2056 (a) (j)	23,249	23,158
Series 2026-RN2, Class A1, 5.77%, 7/25/2056 (a) (j)	20,250	20,178
PRET Trust Series 2026-RN1, Class A1, 5.67%, 6/25/2066 (a) (j)	26,887	26,807
Progress Residential Trust
Series 2021-SFR11, Class F, 4.42%, 1/17/2039 (a)	8,000	7,705
Series 2022-SFR1, Class F, 4.88%, 2/17/2041 (a)	10,211	9,805
Prometheus 0.00%, 9/12/2029 ‡	22,000	21,780
Purewest ABS Issuer LLC
Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (a)	5,905	5,868
Series 2025-1, Class B, 10.28%, 4/5/2040 ‡ (a)	14,761	14,761
RAMP Trust Series 2002-RS2, Class AI5, 4.47%, 3/25/2032 (b)	20	19
RCKT Mortgage Trust
Series 2026-CES4, Class A1A, 5.12%, 4/25/2056 (a) (j)	10,574	10,474
Series 2026-CES7, Class A1A, 5.41%, 7/1/2056 (a) (j)	12,545	12,529
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 6.25%, 12/27/2044 (a) (b)	449	449
Renaissance Home Equity Loan Trust
Series 2003-4, Class M2F, 6.24%, 3/25/2034 (j)	106	66
Series 2005-2, Class M1, 5.55%, 8/25/2035 (j)	353	328
Repo Buyer RRI Trust 3.06%, 4/14/2055 ‡	3,727	3,252
Republic Finance Issuance Trust
Series 2024-A, Class A, 5.91%, 8/20/2032 (a)	8,306	8,312
Series 2024-B, Class A, 5.42%, 11/20/2037 (a)	17,753	17,798
RR Ltd. (Cayman Islands) Series 2024-35A, Class A2, 5.45%, 1/15/2040 (a) (b)	4,000	4,004
Santander Bank Auto Credit-Linked Notes Series 2026-A, Class E, 6.81%, 7/17/2034 (a)	9,109	9,069
Santander Drive Auto Receivables Trust
Series 2022-7, Class C, 6.69%, 3/17/2031	340	343
Series 2025-2, Class D, 5.47%, 5/15/2031	10,000	10,061
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2025-3, Class D, 5.11%, 9/15/2031	19,270	19,222
Series 2024-3, Class D, 5.97%, 10/15/2031	12,824	13,035
Series 2024-4, Class D, 5.32%, 12/15/2031	5,298	5,321
Series 2024-5, Class D, 5.14%, 2/17/2032	2,984	2,991
Sierra Timeshare Receivables Funding LLC
Series 2022-3A, Class D, 10.52%, 7/20/2039 (a)	1,430	1,473
Series 2022-2A, Class D, 9.22%, 6/20/2040 (a)	801	812
SRT Issuer I LLC 0.00%, 7/7/2031 ‡ (b)	20,000	19,975
SRT Issuer LLC 0.00%, 12/7/2031 ‡ (b)	20,000	20,009
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A2, 8.38%, 10/16/2026 (a) (j)	4,736	4,748
Stifel SBA IO Trust
Series 2025-1A, Class A2, IO, 1.51%, 1/15/2051 (a) (b)	69,018	3,153
Series 2025-3A, Class A2, IO, 1.90%, 10/25/2051 (a) (b)	56,057	3,261
Stifel SBA Trust Series 2025-2A, Class A1, 2.54%, 8/25/2036 (a) (b)	122,573	7,056
Subway Funding LLC Series 2024-1A, Class A23, 6.51%, 7/30/2054 (a)	931	919
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class C, 5.80%, 4/16/2031 (a) (b)	1,000	1,001
Series 2015-16A, Class B1RR, 5.45%, 10/15/2031 (a) (b)	3,555	3,553
Series 2020-23A, Class CR2, 5.50%, 1/15/2034 (a) (b)	8,000	7,992
Series 2021-29A, Class BR, 5.40%, 10/15/2035 (a) (b)	14,225	14,236
Series 2022-32A, Class BR, 5.40%, 10/23/2035 (a) (b)	2,415	2,417
Towd Point Mortgage Trust
Series 2026-FIX1, Class A1, 4.98%, 12/25/2065 (a) (j)	8,509	8,384
Series 2026-CES2, Class A1A, 4.72%, 2/25/2066 (a) (j)	17,480	17,141
TRTX Issuer Ltd. (Cayman Islands) Series 2025-FL6, Class A, 5.18%, 9/18/2042 (a) (b)	12,950	12,978
Ucielo 2025-assi 10.51%, 8/9/2033 ‡	199	199
Ucielo 2025-assic 8.01%, 8/9/2033 ‡	199	199
Upstart Frn Series 2025-TE, 6.80%, 3/29/2029 ‡ (a)	10,908	10,894
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	193

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Upstart Pass-Through Trust
Series 2021-ST4, Class CERT, 0.00%, 7/20/2027 ‡ (a)	1,875	10
Series 2021-ST6, Class CERT, 0.00%, 8/20/2027 ‡ (a)	2,900	44
Series 2021-PT1, Class A, 35.56%, 9/20/2027 ‡ (a) (b)	47	41
Series 2021-ST7, Class CERT, 0.00%, 9/20/2029 ‡ (a)	3,500	87
Series 2021-ST8, Class CERT, 0.00%, 10/20/2029 ‡ (a)	2,670	92
Series 2021-ST9, Class CERT, 0.00%, 11/20/2029 ‡ (a)	2,830	175
Series 2021-PT2, Class A, 47.43%, 11/20/2029 ‡ (a) (b)	140	134
Series 2021-PT3, Class A, 21.56%, 12/20/2029 ‡ (a) (b)	166	148
Series 2021-PT4, Class A, 20.47%, 1/20/2030 ‡ (a) (b)	72	67
Series 2022-PT2, Class A, 20.37%, 2/20/2030 ‡ (a) (b)	260	260
Series 2022-PT1, Class A, 22.45%, 2/20/2030 ‡ (a) (b)	245	245
Series 2022-PT3, Class A, 25.07%, 4/20/2030 ‡ (a) (b)	251	246
Series 2022-PT4, Class A, 20.99%, 5/20/2030 ‡ (a) (b)	292	292
US Auto Funding
Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	980	691
Series 2021-1A, Class D, 4.36%, 3/15/2027 (a)	10,392	—
VCAT LLC Series 2026-NPL3, Class A1, 5.57%, 5/25/2056 (a) (j)	12,786	12,753
VistaJet Pass Through Trust Series 2021-1C, 9.50%, 8/15/2031 (a)	20,330	20,041
vMobo, Inc.
7.46%, 7/18/2027 ‡	9,996	8,741
9.46%, 7/18/2027 ‡	20,000	17,490
Voya CLO Ltd. (Cayman Islands) Series 2019-4A, Class BR, 5.76%, 1/15/2035 (a) (b)	8,000	8,009
Western Funding Auto Loan Trust
Series 2025-1, Class A, 4.75%, 7/16/2035 (a)	15,500	15,473
Series 2025-1, Class D, 5.79%, 1/15/2036 (a)	3,205	3,201
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Westlake Automobile Receivables Trust
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	438	441
Series 2023-3A, Class D, 6.47%, 3/15/2029 (a)	3,795	3,841
Series 2024-1A, Class D, 6.02%, 10/15/2029 (a)	2,304	2,332
Series 2024-3A, Class D, 5.21%, 4/15/2030 (a)	19,900	19,937
Total Asset-Backed Securities (Cost $2,345,203)		2,289,350
Foreign Government Securities — 3.6%
Arab Republic of Egypt
8.63%, 2/4/2030 (a)	1,459	1,554
8.63%, 2/4/2030 (i)	2,700	2,876
5.88%, 2/16/2031 (i)	3,800	3,681
7.63%, 5/29/2032 (i)	7,600	7,787
9.45%, 2/4/2033 (a)	4,590	5,067
7.63%, 5/20/2034 (a)	5,818	5,824
7.63%, 5/20/2034 (i)	1,100	1,101
8.50%, 1/31/2047 (i)	2,300	2,203
8.70%, 3/1/2049 (i)	2,100	2,037
8.88%, 5/29/2050 (i)	7,300	7,178
Argentine Republic
1.00%, 7/9/2029	1,200	1,073
4.12%, 7/9/2035 (j)	35,930	27,172
5.00%, 1/9/2038 (j)	3,400	2,700
3.50%, 7/9/2041 (j)	16,850	11,883
Barbados Government Bond 8.00%, 6/26/2035 (i)	2,000	2,119
Benin Government Bond 7.96%, 2/13/2038 (a)	8,132	8,614
Ciudad Autonoma De Buenos Aires 7.05%, 5/13/2036 (a)	2,500	2,443
Commonwealth of the Bahamas
8.95%, 10/15/2032 (i)	1,500	1,676
8.25%, 6/24/2036 (a)	6,247	6,897
Democratic Socialist Republic of Sri Lanka
4.00%, 4/15/2028 (a)	741	717
3.60%, 6/15/2035 (a) (j)	9,012	7,442
Dominican Republic Government Bond
6.00%, 2/22/2033 (i)	1,600	1,596
6.60%, 6/1/2036 (i)	1,400	1,432
6.95%, 3/15/2037 (a)	1,300	1,348
6.15%, 5/17/2038 (a)	5,880	5,718
5.88%, 1/30/2060 (a)	11,450	9,795
SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
5.88%, 1/30/2060 (i)	13,200	11,293
Federal Republic of Nigeria
6.13%, 9/28/2028 (a)	3,035	3,038
7.14%, 2/23/2030 (i)	14,000	14,390
8.63%, 1/13/2036 (i)	3,000	3,251
7.70%, 2/23/2038 (i)	4,700	4,771
9.13%, 1/13/2046 (a)	2,460	2,703
8.25%, 9/28/2051 (i)	3,200	3,226
Federative Republic of Brazil 7.13%, 5/13/2054	2,605	2,505
Gabonese Republic
9.50%, 2/18/2029 (i)	4,000	3,865
9.38%, 8/5/2033 (a)	5,790	5,205
Hashemite Kingdom of Jordan
5.85%, 7/7/2030 (i)	8,800	8,844
5.75%, 11/12/2032 (a)	12,182	11,908
7.38%, 10/10/2047 (i)	9,200	8,983
Islamic Republic of Pakistan
6.98%, 4/24/2029 (a)	3,874	3,888
7.38%, 4/8/2031 (a)	7,413	7,441
7.38%, 4/8/2031 (i)	3,600	3,614
8.88%, 4/8/2051 (i)	9,600	9,660
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	2,870	3,076
Kingdom of Bahrain 5.45%, 9/16/2032 (a)	5,389	4,888
Pakistan Water & Power Development Authority 7.50%, 6/4/2031 (i)	1,479	1,457
Plurinational State of Bolivia
9.45%, 5/14/2031 (a)	3,335	3,313
9.45%, 5/14/2031 (i)	3,300	3,279
Provincia de Cordoba 8.60%, 2/3/2035 (a)	3,858	3,804
Provincia de Neuquen Argentina 7.35%, 8/25/2034 (a)	2,754	2,722
Republic of Angola
8.00%, 11/26/2029 (i)	3,553	3,641
9.24%, 1/15/2031 (i)	1,900	2,000
8.75%, 4/14/2032 (a)	5,266	5,385
9.38%, 3/31/2033 (a)	2,400	2,490
9.88%, 10/15/2035 (a)	5,500	5,801
9.88%, 3/31/2037 (i)	6,900	7,155
Republic of Armenia 3.60%, 2/2/2031 (a)	1,450	1,326
Republic of Cameroon
9.50%, 7/31/2031 (i)	4,100	4,154
8.88%, 1/30/2033 (i)	2,400	2,364
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Republic of Colombia
8.00%, 4/20/2033	2,010	2,165
7.50%, 2/2/2034	860	901
8.38%, 11/7/2054	7,200	7,897
Republic of Congo
8.75%, 4/16/2032 (a)	4,590	4,738
9.50%, 2/17/2035 (i)	5,000	4,980
9.50%, 5/26/2036 (i)	12,650	12,251
9.50%, 4/16/2037 (a)	2,450	2,557
Republic of Costa Rica
7.00%, 4/4/2044 (i)	1,000	1,054
7.30%, 11/13/2054 (a)	4,403	4,758
Republic of Cote d'Ivoire
7.63%, 1/30/2033 (i)	1,700	1,804
6.13%, 6/15/2033 (i)	16,300	16,117
8.08%, 4/1/2036 (a)	10,750	11,647
8.25%, 1/30/2037 (a)	1,488	1,620
6.75%, 2/25/2041 (a)	18,842	17,950
Republic of Ecuador
6.90%, 7/31/2030 (i) (j)	3,072	3,066
8.75%, 1/29/2034 (a)	4,836	4,822
6.90%, 7/31/2035 (i) (j)	13,590	12,424
9.25%, 1/29/2039 (a)	36,194	36,575
5.50%, 7/31/2040 (i) (j)	13,710	11,205
Republic of El Salvador
8.63%, 2/28/2029 (i)	1,500	1,586
9.25%, 4/17/2030 (a)	9,300	9,949
7.63%, 2/1/2041 (i)	2,900	2,920
7.12%, 1/20/2050 (i)	4,400	4,022
9.65%, 11/21/2054 (a)	7,327	8,310
Republic of Ghana
5.00%, 7/3/2029 (a) (j)	5,946	5,874
5.00%, 7/3/2035 (a) (j)	6,527	6,079
Republic of Honduras
8.63%, 11/27/2034 (a)	3,660	4,207
8.63%, 11/27/2034 (i)	3,350	3,851
6.40%, 7/29/2036 (a)	1,043	1,046
Republic of Iraq 5.80%, 1/15/2028 (i)	2,887	2,867
Republic of Kenya
9.75%, 2/16/2031 (a)	3,666	3,949
9.75%, 2/16/2031 (i)	2,200	2,370
7.88%, 10/9/2033 (a)	2,490	2,495
9.50%, 3/5/2036 (a)	8,350	8,797
8.80%, 10/9/2038 (a)	8,520	8,491
8.70%, 2/26/2039 (i)	1,350	1,328
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	195

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Republic of Montenegro 7.25%, 3/12/2031 (a)	3,523	3,680
Republic of Panama 7.88%, 3/1/2057	4,500	5,231
Republic of Paraguay, 6.10%, 8/11/2044 (i)	14,075	13,728
Republic of Rwanda 5.50%, 8/9/2031 (a)	8,000	7,684
Republic of Serbia 6.50%, 9/26/2033 (a)	3,400	3,515
Republic of South Africa
7.10%, 11/19/2036 (a)	4,478	4,778
5.00%, 10/12/2046	5,100	3,916
5.75%, 9/30/2049	7,406	6,135
7.95%, 11/19/2054 (a)	4,489	4,749
7.25%, 12/11/2055 (a)	6,021	5,873
Republic of Trinidad and Tobago 6.20%, 7/16/2038 (a)	1,309	1,294
Republic of Turkiye (The) 7.63%, 5/15/2034	5,000	5,175
Republic of Zambia
5.75%, 6/30/2033 (i) (j)	537	527
5.75%, 6/30/2033 (a) (j)	1,181	1,160
Romania Government Bond 7.50%, 2/10/2037 (a)	3,564	3,787
State of Mongolia 4.45%, 7/7/2031 (a)	5,600	5,225
Suriname Government International Bond
7.70%, 11/6/2030 (a)	5,560	5,718
8.50%, 11/6/2035 (a)	11,220	12,098
Total Foreign Government Securities (Cost $616,338)		628,318
Loan Assignments — 1.1% (l)
Aerospace & Defense — 0.0% ^
BCPE Lightning Buyer, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.00%), 3.00%, 7/25/2033 (h) (m)	780	782
TransDigm, Inc., 1st Lien Term Loan J (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 2/28/2031 (h)	837	840
VSE Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.69%, 5/5/2033 (h)	1,040	1,045
		2,667
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 5.69%, 1/31/2031 (h)	3,596	3,603
Building Products — 0.1%
EMRLD Borrower LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.07%, 8/4/2031 (h)	6,774	6,791
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Building Products — continued
MIWD Holdco II LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 6.44%, 3/28/2031 (h)	2,919	2,883
Quikrete Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.94%, 2/10/2032 (h)	6,705	6,711
		16,385
Chemicals — 0.0% ^
SCIH Salt Holdings, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.75%), 6.50%, 7/30/2031 (h) (m)	3,230	3,214
Venator Materials LLC, 1st Lien Term Loan
(PRIME + 2.00% (PIK) + 4.32% (Cash)), 13.07%, 10/12/2028 ‡ (d) (h)	2,518	139
(PRIME + 7.00% (PIK)), 13.75%, 10/12/2028 ‡ (d) (h)	1,190	916
Venator Materials LLC, 1st Lien Term Loan B (PRIME + 1.00% (PIK) + 1.00% (Cash)), 8.75%, 10/12/2028 ‡ (d) (h)	1,195	956
		5,225
Commercial Services & Supplies — 0.0% ^
Raven Acquisition Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 6.69%, 11/19/2031 (h)	3,024	3,017
Consumer Staples Distribution & Retail — 0.1%
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (PIK), 11.50%, 12/31/2028 ‡ (b) (d)	10,460	9,937
Moran Foods LLC, 1st Lien Term Loan B
(3-MONTH CME TERM SOFR + 7.25% (PIK) + 3.86% (Cash)), 14.92%, 12/29/2028 ‡ (d) (h)	5,805	—
(3-MONTH CME TERM SOFR + 7.25% (PIK) + 3.86% (Cash) + 0.10% (CAS)), 15.01%, 12/29/2028 ‡ (b) (d)	21,158	4,505
Moran Foods LLC, Term Loan A (3-MONTH CME TERM SOFR + 2.50% (PIK) + 3.75% (Cash)), 10.05%, 1/2/2029 ‡ (d) (h)	2,864	2,721
Moran Foods LLC, Term Loan B (3-MONTH CME TERM SOFR + 8.50% (PIK) + 1.00% (Cash)), 13.30%, 1/2/2029 ‡ (d) (h)	2,737	2,600
		19,763
SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Containers & Packaging — 0.0% ^
Clydesdale Acquisition Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 4/1/2032 (h)	4,798	4,725
Graham Packaging Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.94%, 1/26/2033 (h)	1,629	1,633
		6,358
Diversified Consumer Services — 0.0% ^
Belron Finance 2019 LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.76%, 10/16/2031 (h)	1,817	1,819
Wand NewCo 3, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 1/30/2031 (h)	3,945	3,933
		5,752
Electronic Equipment, Instruments & Components — 0.0% ^
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.24%, 12/2/2031 (h)	4,407	4,426
Ground Transportation — 0.1%
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 8/15/2030 (h)	3,347	3,346
GB AIT Buyer, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 8.07%, 4/29/2033 (h)	1,938	1,941
Genesee & Wyoming, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 5.48%, 4/10/2031 (h)	8,634	8,622
		13,909
Insurance — 0.1%
Asurion LLC, 1st Lien Term Loan B-13 (3-MONTH CME TERM SOFR + 4.25%), 8.07%, 9/19/2030 (h)	2,520	2,497
HUB International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 6/20/2030 (h)	6,063	6,077
		8,574
IT Services — 0.1%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.50%), 6.23%, 2/3/2031 (h)	7,204	7,186
MH Sub I LLC, 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 4.25%), 7.94%, 5/3/2028 (h)	1,894	1,871
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

IT Services — continued
(1-MONTH CME TERM SOFR + 4.25%), 7.94%, 12/31/2031 (h)	1,957	1,819
MIS Acquisition LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 8.25%, 4/22/2031 (h)	3,772	3,608
		14,484
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan, 0.00%, 12/31/2026 ‡ (b) (k)	37	—
Machinery — 0.0% ^
LSF12 Helix Parent LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.19%, 2/10/2033 (h)	1,624	1,622
Terex Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.44%, 10/8/2031 (h)	2,765	2,770
		4,392
Media — 0.1%
iHeartCommunications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.78%), 9.58%, 5/1/2029 (h)	10,470	9,271
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 4/20/2028 (h)	2,424	2,423
Jetblue Airways Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 8.43%, 8/27/2029 (h)	3,707	3,189
		5,612
Pharmaceuticals — 0.0% ^
1261229 BC Ltd., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.25%), 9.94%, 10/8/2030 (h)	4,490	4,463
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.46%, 10/29/2032 (h)	571	571
		5,034
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	197

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Professional Services — 0.1%
First Advantage Holdings LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 6.48%, 10/31/2031 (h)	4,159	4,155
WEC US Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.71%, 1/27/2031 (h)	2,702	2,701
		6,856
Semiconductors & Semiconductor Equipment — 0.0% ^
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.35%), 6.86%, 2/1/2029 (h)	3,304	3,315
Software — 0.2%
AthenaHealth Group, Inc., 1st Lien Term Loan A (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 2/16/2032 (h)	6,524	6,517
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.44%, 11/25/2031 (h)	4,899	4,862
Dayforce Bidco LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.82%, 2/4/2033 (h)	4,739	4,568
Icon Parent I, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 6.45%, 11/13/2031 (h)	6,173	5,910
Rocket Software, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.44%, 11/28/2028 (h)	4,488	4,442
UKG, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.07%, 2/10/2031 (h)	7,779	7,558
		33,857
Specialty Retail — 0.1%
AWS Claire's LLC, 1st Lien Term Loan B, 10.00%, 9/18/2030 ‡	1	1
Petco Health & Wellness Co., Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 7.98%, 1/31/2031 (h)	4,253	4,247
PetSmart LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 7.69%, 8/18/2032 (h)	6,261	6,296
White Cap Supply Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 10/19/2029 (h)	2,363	2,362
		12,906
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — 0.0% ^
Xerox Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.00%), 7.75%, 11/19/2029 (h) (m)	1,690	1,282
Textiles, Apparel & Luxury Goods — 0.1%
Varsity Brands, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 6.48%, 8/26/2031 (h)	8,049	8,051
Trading Companies & Distributors — 0.0% ^
QXO Building Products, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.00%), 5.68%, 4/30/2032 (h)	848	847
Total Loan Assignments (Cost $198,577)		195,586
Municipal Bonds — 0.3% (n)
California — 0.1%
California Housing Finance Agency Series 2021-2, Class X, Rev., FHLMC COLL, 0.83%, 3/25/2035 (b)	60,382	2,028
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (a) (b)	7,140	4,534
Los Angeles Community College District, Election of 2008 Series 2010E, GO, 6.75%, 8/1/2049	100	106
Municipal Water District Of Orange County Water Facilities Corp. Series 2017B, Rev., 4.06%, 8/15/2041	290	252
Regents of the University of California, Medical Center Pooled Series 2009F, Rev., 6.58%, 5/15/2049	255	263
University of California, Taxable Limited Project Series 2015J, Rev., 4.13%, 5/15/2045	100	88
Total California		7,271
Colorado — 0.0% ^
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Series 2015, Rev., 4.00%, 1/15/2045	175	160
Nevada — 0.0% ^
State of Nevada Department of Business and Industry, Brightline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (a) (b)	9,665	6,137
SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — 0.2%
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project
Series 2024, Rev., 5.46%, 12/15/2031	26,666	26,679
Series 2024, Rev., 6.03%, 12/15/2031	3,200	3,227
Total New York		29,906
Texas — 0.0% ^
North Texas Tollway Authority, First Tier Series 2009B, Rev., 6.72%, 1/1/2049	131	138
Washington — 0.0% ^
Washington State Housing Finance Commission Series 2021-1, Class X, Rev., 0.73%, 12/20/2035 (b)	86,109	2,830
Total Municipal Bonds (Cost $51,707)		46,442
	SHARES (000)
Common Stocks — 0.1%
Aerospace & Defense — 0.0% ^
Incora Top Holdco LLC ‡ *	3	93
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	9,333,314	9
NMG Parent LLC, Escrow ‡ *	—	— (o)
		9
Chemicals — 0.0% ^
Venator Materials plc ‡ *	7	52
Containers & Packaging — 0.0% ^
Ardagh Holdings SA ‡ * (a)	565	3,690
Diversified Telecommunication Services — 0.0% ^
Altice France SA ‡ *	9	147
Financial Services — 0.1%
Keenova Therapeutics plc	102	9,876
Par Health, Inc.	101	623
		10,499
Health Care Equipment & Supplies — 0.0% ^
New Evhc Physical Equity *	1	18
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc. *	6	13
iHeartMedia, Inc., Class A *	2	6
		19
INVESTMENTS	SHARES (000)	VALUE ($000)

Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. *	13	2,310
Pharmaceuticals — 0.0% ^
Endo GUC Trust ‡ *	10	6
Wireless Telecommunication Services — 0.0% ^
Altice France SA ‡	33	654
Total Common Stocks (Cost $16,655)		17,497
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ($1 par value) ‡	14	18
Electric Utilities — 0.0% ^
SCE Trust VI 5.00%, 9/30/2026 ($25 par value) (p)	199	3,301
Total Preferred Stocks (Cost $4,678)		3,319
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Media — 0.0% ^
SES SA (Luxembourg) ‡ * (Cost $—) (o)	147	2,193
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Audacy, Inc.
expiring 12/31/2049, price 1.00 USD *	5	23
expiring 12/31/2049, price 1.00 USD ‡ *	7	—
expiring 9/30/2028, price 1.00 USD ‡ *	1	—
Total Warrants (Cost $2,508)		23
	SHARES (000)
Short-Term Investments — 0.6%
Investment Companies — 0.6%
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (q) (r)	45,355	45,360
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	199

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment Companies — continued
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.68% (q) (r)	61,978	61,984
Total Investment Companies (Cost $107,336)		107,344
Total Investments — 113.2% (Cost $19,893,909)		19,566,665
Liabilities in Excess of Other Assets — (13.2)%		(2,279,380)
NET ASSETS — 100.0%		17,287,285

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
AMT	Alternative Minimum Tax
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2026.
CAS	Credit Adjustment Spread
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
COLL	Collateral
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2026.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2026 is $83,919 or 0.49% of the Fund’s
net assets as of August 31, 2026.

(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2026.

(h)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. Morgan Income Funds	August 31, 2026

(i)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(j)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2026.

(k)	Defaulted security.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of August 31, 2026. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(o)	Value is zero.
(p)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of August 31, 2026.
(q)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(r)	The rate shown is the current yield as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	201

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
TBA Short Commitments

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($000)	VALUE ($000)
FNMA / FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 9/25/2056 (a)	(66,500)	(54,234)
TBA, 3.00%, 9/25/2056 (a)	(212,400)	(180,978)
TBA, 3.50%, 9/25/2056 (a)	(135,753)	(120,348)
TBA, 4.50%, 9/25/2056 (a)	(90,600)	(85,014)
TBA, 5.00%, 9/25/2056 (a)	(639,850)	(617,168)
TBA, 4.00%, 10/25/2056 (a)	(237,213)	(216,244)
GNMA II, Single Family, 30 Year
TBA, 3.00%, 9/15/2056 (a)	(190,500)	(165,532)
TBA, 4.00%, 9/15/2056 (a)	(459,000)	(414,342)
TBA, 4.50%, 9/15/2056 (a)	(801,010)	(749,704)
(Proceeds received of $2,616,961)		(2,603,564)

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
Futures contracts outstanding as of August 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	18,450	12/21/2026	USD	1,987,988	(11,149)
U.S. Treasury 10 Year Ultra Note	5,838	12/21/2026	USD	639,352	(4,616)
U.S. Treasury Long Bond	20	12/21/2026	USD	2,175	(4)
U.S. Treasury Ultra Bond	95	12/21/2026	USD	10,468	(35)
U.S. Treasury 2 Year Note	747	12/31/2026	USD	153,339	(409)
U.S. Treasury 5 Year Note	7,692	12/31/2026	USD	813,429	(3,929)
					(20,142)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(10,911)	12/21/2026	USD	(1,194,925)	5,353
U.S. Treasury Long Bond	(2,310)	12/21/2026	USD	(251,213)	1,562
U.S. Treasury Ultra Bond	(259)	12/21/2026	USD	(28,539)	158
U.S. Treasury 2 Year Note	(7,803)	12/31/2026	USD	(1,601,749)	4,255
U.S. Treasury 5 Year Note	(1,802)	12/31/2026	USD	(190,562)	835
					12,163
					(7,979)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. Morgan Income Funds	August 31, 2026

Forward foreign currency exchange contracts outstanding as of August 31, 2026 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	82,789	USD	58,202	Citibank, NA	9/15/2026	1,112
BRL	109,587	USD	21,084	Goldman Sachs International**	9/15/2026	8
EUR	37,234	USD	43,138	BNP Paribas	9/15/2026	134
EUR	128,529	USD	148,305	State Street Corp.	9/15/2026	1,065
GBP	15,112	USD	20,327	Standard Chartered Bank	9/15/2026	151
NZD	138,583	USD	81,411	BNP Paribas	9/15/2026	609
USD	21,552	JPY	3,403,287	Goldman Sachs International	9/15/2026	227
ZAR	612,648	USD	37,396	Morgan Stanley	9/15/2026	611
USD	6,101	EUR	5,232	BNP Paribas	10/5/2026	16
Total unrealized appreciation						3,933
EUR	5,232	USD	6,094	BNP Paribas	9/2/2026	(16)
USD	6,032	EUR	5,232	HSBC Bank, NA	9/2/2026	(45)
AUD	60,273	USD	43,286	Barclays Bank plc	9/15/2026	(103)
AUD	60,483	USD	43,454	Citibank, NA	9/15/2026	(121)
BRL	310,970	USD	60,469	Goldman Sachs International**	9/15/2026	(616)
CHF	34,816	CAD	59,894	Goldman Sachs International	9/15/2026	(108)
CLP	18,318,975	USD	20,123	BNP Paribas**	9/15/2026	(494)
CNY	284,968	USD	42,390	Citibank, NA**	9/15/2026	(290)
EUR	37,043	USD	43,236	State Street Corp.	9/15/2026	(186)
GBP	47,835	EUR	55,838	BNP Paribas	9/15/2026	(74)
JPY	3,324,240	AUD	30,483	Citibank, NA	9/15/2026	(1,010)
JPY	6,621,256	USD	41,896	Barclays Bank plc	9/15/2026	(406)
USD	21,297	BRL	111,841	Goldman Sachs International**	9/15/2026	(229)
USD	126,702	CHF	102,481	BNP Paribas	9/15/2026	(257)
USD	43,050	EUR	37,249	Goldman Sachs International	9/15/2026	(239)
Total unrealized depreciation						(4,194)
Net unrealized depreciation						(261)

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	203

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of August 31, 2026 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.34	USD31,878	118	(551)	(433)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.34	USD31,878	50	(483)	(433)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.34	USD15,942	16	(232)	(216)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.34	USD7,971	13	(121)	(108)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.34	USD15,935	30	(247)	(217)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.34	USD7,721	37	(141)	(104)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.34	USD44,000	132	(730)	(598)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.34	USD4,770	18	(83)	(65)
							414	(2,588)	(2,174)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
Over-the-Counter ("OTC") Credit default swap contracts outstanding — sell protection (**) as of August 31, 2026 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.BBB-.11	3.00	Monthly	Citigroup Global Markets, Inc.	11/18/2054	14.87	USD5,000	(236)	(275)	(511)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	14.87	USD12,500	(563)	(716)	(1,279)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	14.87	USD10,000	(401)	(622)	(1,023)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	14.87	USD20,000	(677)	(1,369)	(2,046)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	14.87	USD15,000	(450)	(1,085)	(1,535)
SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. Morgan Income Funds	August 31, 2026

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.BBB-.12	3.00	Monthly	Citigroup Global Markets, Inc.	08/17/2061	18.07	USD7,500	(570)	(1,086)	(1,656)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	18.07	USD5,000	(214)	(890)	(1,104)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	18.07	USD2,500	(107)	(445)	(552)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	18.07	USD12,500	(323)	(2,436)	(2,759)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	18.07	USD12,500	(120)	(2,639)	(2,759)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	18.07	USD5,500	(57)	(1,157)	(1,214)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	18.07	USD8,017	(83)	(1,687)	(1,770)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	18.07	USD12,500	(51)	(2,708)	(2,759)
CMBX.NA.BBB-.9	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/2058	288.09	USD2,500	(251)	(286)	(537)
CMBX.NA.BBB-.9	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/2058	288.09	USD10,000	(834)	(1,317)	(2,151)
CMBX.NA.BBB-.9	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/2058	288.09	USD8,000	(562)	(1,159)	(1,721)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	288.09	USD12,500	(1,643)	(1,046)	(2,689)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	288.09	USD7,500	(750)	(863)	(1,613)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	288.09	USD7,500	(754)	(859)	(1,613)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	288.09	USD5,000	(435)	(641)	(1,076)
							(9,081)	(23,286)	(32,367)

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.

(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CMBX	Commercial Mortgage-Backed Securities Index
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2026 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.46-V3	5.00	Quarterly	6/20/2031	3.01	USD 124,135	(4,553)	(6,218)	(10,771)
CDX.NA.HY.46-V3	5.00	Quarterly	6/20/2031	3.01	USD 202,234	(9,123)	(8,424)	(17,547)
CDX.NA.HY.46-V3	5.00	Quarterly	6/20/2031	3.01	USD 248,270	(9,306)	(12,235)	(21,541)
CDX.NA.HY.46-V3	5.00	Quarterly	6/20/2031	3.01	USD 248,270	(9,441)	(12,100)	(21,541)
CDX.NA.HY.46-V3	5.00	Quarterly	6/20/2031	3.01	USD 252,330	(8,940)	(12,953)	(21,893)
						(41,363)	(51,930)	(93,293)

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	205

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Centrally Cleared interest rate swap contracts outstanding as of August 31, 2026 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
1 day SOFR annually	4.09 annually	Receive	2/28/2031	USD462,800	14	2,528	2,542
1 day SOFR annually	4.16 annually	Receive	7/29/2033	USD306,000	(10)	2,166	2,156
					4	4,694	4,698

Abbreviations
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Value of floating rate index at August 31, 2026 was as follows:

FLOATING RATE INDEX	VALUE
1 day SOFR	3.68%
Summary of total OTC swap contracts outstanding as of August 31, 2026 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	414	(2,174)
OTC Credit default swap contracts outstanding - sell protection	(9,081)	(32,367)
Total OTC swap contracts outstanding	(8,667)	(34,541)
SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. Morgan Income Funds	August 31, 2026

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 27.4%
Accelerated LLC Series 2021-1H, Class A, 1.35%, 10/20/2040 (a)	425	399
ACHD Trust
Series 2025-DS1, Class A, 5.98%, 1/9/2034 (a)	233	233
Series 2026-DS1, Class A, 5.67%, 7/10/2034 (a)	8,531	8,534
ACHM Trust Series 2025-HE3, Class A, 5.20%, 11/25/2055 (a) (b)	10,738	10,486
Ally Bank Auto Credit-Linked Notes Series 2025-B, Class B, 4.50%, 9/15/2033 (a)	3,550	3,533
American Credit Acceptance Receivables Trust
Series 2025-1, Class B, 4.90%, 3/12/2029 (a)	4,091	4,092
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	1,992	1,998
Series 2026-1, Class A, 4.16%, 7/12/2029 (a)	3,684	3,681
Series 2023-2, Class D, 6.47%, 8/13/2029 (a)	2,687	2,706
Series 2025-3, Class B, 4.75%, 9/12/2029 (a)	5,000	5,004
Series 2024-2, Class C, 6.24%, 4/12/2030 (a)	3,638	3,647
Series 2024-4, Class C, 4.91%, 8/12/2031 (a)	6,821	6,828
Series 2025-1, Class C, 5.09%, 8/12/2031 (a)	11,470	11,496
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	2,561	2,571
Series 2023-3, Class E, 9.54%, 10/14/2031 (a)	2,500	2,578
Series 2026-2, Class C, 4.85%, 5/10/2032 (a)	24,037	23,875
Series 2025-3, Class C, 4.95%, 7/12/2032 (a)	5,416	5,415
Series 2026-3, Class C, 5.11%, 1/10/2033 (a)	22,365	22,311
Series 2026-1, Class C, 4.55%, 1/12/2033 (a)	25,068	24,854
Series 2026-1, Class D, 5.10%, 1/12/2033 (a)	3,510	3,476
Americor 7.99%, 1/15/2030 ‡ (a)	11,255	11,182
AMSR Trust
Series 2021-SFR1, Class B, 2.15%, 6/17/2038 (a)	8,230	7,760
Series 2021-SFR3, Class A, 1.48%, 10/17/2038 (a)	11,422	11,374
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-SFR3, Class B, 1.73%, 10/17/2038 (a)	7,207	7,173
Series 2022-SFR1, Class C, 3.74%, 3/17/2039 (a)	5,500	5,440
Series 2022-SFR3, Class C, 4.00%, 10/17/2039 (a)	2,000	1,962
Series 2025-SFR2, Class A, 4.28%, 11/17/2042 (a)	9,995	9,626
Series 2026-SFR1, Class A, 3.78%, 4/17/2043 (a)	30,977	28,997
Series 2026-SFR2, Class A, 3.81%, 9/17/2043 (a)	8,036	7,464
Series 2026-SFR2, Class B, 3.81%, 9/17/2043 (a)	3,300	3,033
Series 2026-SFR2, Class C, 3.81%, 9/17/2043 (a)	5,185	4,733
Amur Equipment Finance Receivables LLC
Series 2022-2A, Class B, 5.65%, 10/20/2028 (a)	657	658
Series 2023-1A, Class A2, 6.09%, 12/20/2029 (a)	306	306
Series 2024-1A, Class A2, 5.38%, 1/21/2031 (a)	1,630	1,638
Ansley Park Capital LLC Series 2025-A, Class A2, 4.43%, 4/20/2035 (a)	19,996	19,873
Aqua Finance Issuer Trust
Series 2025-A, Class A, 5.25%, 12/19/2050 (a)	15,670	15,633
Series 2026-A, Class A, 4.76%, 4/17/2051 (a)	15,445	15,219
Series 2026-B, Class A, 5.25%, 9/18/2051 (a)	11,502	11,502
Aqua Finance Trust
Series 2019-A, Class A, 3.14%, 7/16/2040 (a)	623	602
Series 2021-A, Class A, 1.54%, 7/17/2046 (a)	619	562
Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	273	256
ARI Fleet Lease Trust
Series 2025-A, Class A2, 4.38%, 1/17/2034 (a)	3,712	3,714
Series 2025-A, Class A3, 4.46%, 1/17/2034 (a)	6,000	5,982
Avis Budget Rental Car Funding AESOP LLC
Series 2021-2A, Class A, 1.66%, 2/20/2028 (a)	11,899	11,818
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	207

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-3A, Class A, 5.44%, 2/22/2028 (a)	14,000	14,039
Series 2022-1A, Class B, 4.30%, 8/21/2028 (a)	3,000	2,989
Series 2023-6A, Class C, 7.03%, 12/20/2029 (a)	6,250	6,415
Series 2024-1A, Class B, 5.85%, 6/20/2030 (a)	5,750	5,818
Series 2024-1A, Class C, 6.48%, 6/20/2030 (a)	2,000	2,038
Bain Capital Credit CLO (Cayman Islands) Series 2018-2A, Class BR, 5.28%, 7/19/2031 (a) (b)	250	250
Bayview Opportunity Master Fund LLC Series 2024-CAR1, Class A, 4.74%, 12/26/2031 (a) (b)	2,144	2,150
Bayview Opportunity Master Fund Trust Series 2024-SN1, Class C, 5.83%, 12/15/2028 (a)	1,029	1,033
BDS LLC Series 2026-FL17, Class A, 5.00%, 5/19/2043 (a) (b)	12,807	12,810
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 5.79%, 6/25/2043 (b)	79	78
BOF Funding Trust
Series 2023-CAR3, Class C, 4.50%, 7/26/2032 (a)	490	489
Series 2023-CAR3, Class A2, 6.29%, 7/26/2032 (a)	2,458	2,483
BofA Auto Trust
Series 2024-1A, Class A3, 5.35%, 11/15/2028 (a)	2,734	2,745
Series 2024-1A, Class A4, 5.31%, 6/17/2030 (a)	4,260	4,286
BRAVO Residential Funding Trust Series 2026-CES1, Class A1A, 5.25%, 4/25/2056 (a) (c)	34,050	33,742
Bridge Trust Series 2025-SFR1, Class A, 4.05%, 9/17/2042 (a)	10,467	9,938
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class C, 5.65%, 4/16/2029	4,959	4,977
Series 2024-3, Class C, 5.70%, 7/16/2029	10,434	10,475
Series 2023-1, Class C, 7.10%, 8/15/2029	3,724	3,744
Series 2024-2, Class B, 5.94%, 2/15/2030	343	344
Series 2024-2, Class C, 6.07%, 2/15/2030	10,360	10,446
Series 2024-4, Class B, 4.77%, 8/15/2030	4,000	4,005
Series 2024-4, Class C, 4.83%, 8/15/2030	6,440	6,442
Series 2025-1, Class D, 5.64%, 11/15/2030	6,750	6,792
Series 2025-2, Class D, 5.62%, 3/17/2031	2,000	2,012
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2025-4, Class B, 4.30%, 8/15/2031	2,855	2,843
Series 2025-4, Class C, 4.80%, 8/15/2031	2,485	2,477
Series 2026-2, Class B, 4.56%, 2/17/2032	3,902	3,890
Series 2026-2, Class C, 4.88%, 2/17/2032	6,370	6,353
Series 2026-2, Class D, 5.19%, 2/17/2032	1,571	1,558
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 5/15/2039 (a)	8,379	8,438
Series 2024-2A, Class A, 5.36%, 9/15/2039 (a)	15,303	15,204
Series 2026-1A, Class A, 5.46%, 6/15/2041 (a)	25,833	25,639
BXMT Ltd. Series 2021-FL4, Class A, 5.05%, 5/15/2038 (a) (b)	1,341	1,341
Carlyle US CLO Ltd. (Cayman Islands)
Series 2021-9A, Class AR, 4.84%, 10/20/2034 (a) (b)	18,500	18,524
Series 2022-1A, Class A1R, 4.73%, 4/15/2035 (a) (b)	19,000	19,026
CarMax Select Receivables Trust
Series 2026-B, Class B, 4.88%, 10/15/2032	2,195	2,192
Series 2026-B, Class C, 5.19%, 10/15/2032	5,500	5,486
CarVal CLO Ltd. (Cayman Islands)
Series 2018-1A, Class AR, 5.02%, 7/16/2031 (a) (b)	2,259	2,258
Series 2019-2A, Class AR2, 4.72%, 7/20/2032 (a) (b)	6,840	6,840
Carvana Auto Receivables Trust
Series 2022-P2, Class B, 5.08%, 4/10/2028	4,175	4,183
Series 2023-P3, Class A3, 5.82%, 8/10/2028 (a)	347	347
Series 2021-N4, Class B, 1.24%, 9/11/2028	334	328
Series 2021-N4, Class C, 1.72%, 9/11/2028	364	357
Series 2023-P1, Class A4, 5.94%, 1/10/2029 (a)	2,237	2,252
Series 2025-P4, Class A2, 4.19%, 3/12/2029	18,923	18,918
Series 2024-P2, Class A3, 5.33%, 7/10/2029	3,575	3,588
Series 2023-P3, Class A4, 5.71%, 7/10/2029 (a)	1,750	1,767
Series 2024-P3, Class A3, 4.26%, 10/10/2029	6,871	6,867
Series 2024-P4, Class A3, 4.64%, 1/10/2030	4,433	4,437
Series 2023-P5, Class C, 6.55%, 2/11/2030 (a)	224	231
SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-P1, Class A4, 5.08%, 3/11/2030 (a)	3,250	3,269
Series 2024-P1, Class B, 5.37%, 5/10/2030 (a)	5,700	5,758
Series 2024-N1, Class B, 5.63%, 5/10/2030 (a)	9,919	9,954
Series 2024-P2, Class B, 5.38%, 8/12/2030	8,186	8,275
Series 2024-P3, Class A4, 4.31%, 9/10/2030	1,000	993
Series 2024-N2, Class D, 6.44%, 9/10/2030 (a)	1,500	1,526
Series 2024-N3, Class B, 4.67%, 12/10/2030 (a)	13,500	13,508
Series 2024-P4, Class A4, 4.74%, 12/10/2030	5,000	4,994
Cherry Securitization Trust
Series 2024-1A, Class A, 5.70%, 4/15/2032 (a)	12,115	12,131
Series 2026-1A, Class A, 5.43%, 1/17/2034 (a)	12,775	12,741
Clarus Capital Funding LLC Series 2024-1A, Class A2, 4.71%, 8/20/2032 (a)	2,297	2,299
Consumer Portfolio Services Auto Trust
Series 2025-B, Class B, 4.79%, 11/15/2029 (a)	7,600	7,612
Series 2025-B, Class C, 5.12%, 7/15/2031 (a)	3,500	3,505
Series 2025-D, Class C, 4.85%, 2/17/2032 (a)	3,250	3,234
CPS Auto Receivables Trust
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	1,655	1,670
Series 2022-C, Class D, 6.45%, 4/15/2030 (a)	1,794	1,801
Series 2026-B, Class B, 4.59%, 12/16/2030 (a)	9,034	8,989
Series 2026-B, Class C, 4.93%, 7/15/2032 (a)	8,000	7,952
Series 2026-C, Class C, 5.05%, 10/15/2032 (a)	14,565	14,517
Credit Acceptance Auto Loan Trust
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	4,622	4,637
Series 2023-3A, Class B, 7.09%, 10/17/2033 (a)	822	824
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	5,952	6,027
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2023-5A, Class B, 6.71%, 2/15/2034 (a)	4,000	4,028
Series 2024-1A, Class A, 5.68%, 3/15/2034 (a)	6,740	6,755
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	8,892	9,042
Series 2024-2A, Class A, 5.95%, 6/15/2034 (a)	5,926	5,957
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	15,450	15,645
Series 2024-2A, Class B, 6.11%, 8/15/2034 (a)	8,000	8,087
Series 2024-3A, Class A, 4.68%, 9/15/2034 (a)	9,381	9,389
Series 2024-2A, Class C, 6.70%, 10/16/2034 (a)	5,000	5,100
Series 2024-3A, Class B, 4.85%, 11/15/2034 (a)	9,343	9,334
Series 2024-3A, Class C, 5.39%, 1/16/2035 (a)	4,000	4,007
Series 2025-1A, Class A, 5.02%, 3/15/2035 (a)	16,800	16,826
Series 2025-1A, Class C, 5.71%, 7/16/2035 (a)	6,615	6,656
Series 2025-2A, Class A, 4.50%, 11/15/2035 (a)	24,100	24,041
Series 2026-1A, Class B, 4.96%, 6/16/2036 (a)	9,900	9,799
Series 2026-1A, Class C, 5.28%, 8/15/2036 (a)	5,555	5,509
Series 2026-2A, Class B, 5.29%, 10/15/2036 (a)	16,000	15,965
Crossroads Asset Trust
Series 2024-A, Class A2, 5.90%, 8/20/2030 (a)	1,649	1,657
Series 2024-A, Class B, 5.94%, 8/20/2030 (a)	3,945	3,983
Series 2025-A, Class A2, 4.91%, 2/20/2032 (a)	1,922	1,927
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 4.68%, 10/25/2034 (b)	8	8
Dec
6.02%, 3/13/2030 ‡ (a)	9,700	9,541
6.10%, 7/28/2046 ‡ (a)	10,000	9,914
Deephaven Residential Mortgage Trust
Series 2026-CES1, Class A1A, 5.31%, 3/25/2061 (a) (c)	14,909	14,778
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	209

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2026-CES2, Class A1A, 5.79%, 8/25/2061 (a) (c)	22,721	22,675
Dell Equipment Finance Trust Series 2025-1, Class A3, 4.61%, 2/24/2031 (a)	3,250	3,255
Dext ABS LLC Series 2025-1, Class A3, 4.77%, 8/15/2035 (a)	13,625	13,643
DLLAA LLC Series 2025-1A, Class A3, 4.95%, 9/20/2029 (a)	7,800	7,834
Drive Auto Receivables Trust
Series 2024-1, Class B, 5.31%, 1/16/2029	706	707
Series 2024-2, Class B, 4.52%, 7/16/2029	18,024	18,037
Series 2024-1, Class C, 5.43%, 11/17/2031	7,142	7,201
Series 2024-2, Class C, 4.67%, 5/17/2032	10,137	10,151
Series 2025-2, Class C, 4.39%, 9/15/2032	5,830	5,771
Series 2025-1, Class C, 4.99%, 9/15/2032	7,000	7,023
Series 2025-1, Class D, 5.41%, 9/15/2032	3,800	3,810
Dryden CLO Ltd. (Cayman Islands)
Series 2019-72A, Class ARR, 4.84%, 5/15/2032 (a) (b)	5,007	5,008
Series 2020-86A, Class A1R2, 4.88%, 7/17/2034 (a) (b)	10,000	10,008
Series 2019-68A, Class ARR, 4.85%, 7/15/2035 (a) (b)	2,000	2,000
DT Auto Owner Trust
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	1,468	1,479
Series 2023-3A, Class C, 6.40%, 5/15/2029 (a)	2,650	2,659
EFMT Series 2025-CES1, Class A1A, 5.73%, 1/25/2060 (a) (c)	6,767	6,767
EJ Hugoton Series 2026-1 A, 5.39%, 10/10/2041 ‡	14,841	14,841
Elara Hgv Timeshare Issuer LLC Series 2025-A, Class A, 4.54%, 1/25/2040 (a)	5,698	5,617
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class A, 1.36%, 8/27/2035 (a)	215	207
Series 2021-A, Class B, 1.74%, 8/27/2035 (a)	294	283
Exeter Automobile Receivables Trust
Series 2023-5A, Class C, 6.85%, 1/16/2029	4,230	4,254
Series 2022-6A, Class D, 8.03%, 4/6/2029	5,214	5,272
Series 2024-2A, Class C, 5.74%, 5/15/2029	7,153	7,178
Series 2025-1A, Class B, 4.91%, 8/15/2029	2,755	2,760
Series 2023-5A, Class D, 7.13%, 2/15/2030	3,300	3,366
Series 2026-2A, Class B, 4.66%, 1/15/2031	13,777	13,705
Series 2026-3A, Class B, 4.70%, 3/17/2031	8,000	7,967
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2025-4A, Class C, 4.57%, 6/16/2031	3,425	3,403
Series 2025-2A, Class D, 5.89%, 7/15/2031	13,155	13,298
Series 2025-3A, Class C, 5.09%, 10/15/2031	6,250	6,267
Series 2025-3A, Class D, 5.57%, 10/15/2031	5,000	5,032
Series 2025-4A, Class D, 5.23%, 1/15/2032	6,460	6,414
Series 2025-5A, Class C, 4.68%, 3/15/2032	5,730	5,679
Series 2025-5A, Class D, 5.16%, 3/15/2032	975	967
Series 2026-2A, Class C, 4.91%, 8/16/2032	6,665	6,631
Series 2026-3A, Class C, 4.92%, 10/15/2032	9,000	8,932
Exeter Select Automobile Receivables Trust Series 2025-3, Class B, 4.42%, 3/15/2032	1,365	1,350
FHF Issuer Trust Series 2024-3A, Class A2, 4.94%, 11/15/2030 (a)	11,168	11,158
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (a)	21	21
Fig Six Trust Series 2026-PF1, Class A, 5.75%, 8/25/2056 (a) (b)	10,537	10,501
FIGRE Trust
Series 2025-HE6, Class A, 5.04%, 9/25/2055 (a) (b)	7,109	7,015
Series 2026-HE8, Class A, 5.73%, 7/25/2056 (a) (c)	9,045	9,013
First Investors Auto Owner Trust Series 2023-1A, Class B, 6.55%, 12/17/2029 (a)	5,685	5,722
FirstKey Homes Trust
Series 2021-SFR3, Class A, 2.14%, 12/17/2038 (a)	14,820	14,698
Series 2022-SFR1, Class B, 4.49%, 5/19/2039 (a)	5,000	4,967
Series 2022-SFR1, Class C, 4.64%, 5/19/2039 (a)	7,000	6,955
Series 2022-SFR2, Class B, 4.50%, 7/17/2039 (a)	8,337	8,266
FMC GMSR Issuer Trust Series 2026-GT1I, Class A, 5.90%, 8/20/2029 ‡ (b)	15,000	15,000
Foundation Finance Trust
Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	3,999	3,820
Series 2025-1A, Class A, 4.95%, 4/15/2050 (a)	8,302	8,235
Series 2025-2A, Class A, 4.67%, 4/15/2052 (a)	1,820	1,795
Series 2025-3A, Class A, 4.56%, 8/15/2052 (a)	8,904	8,775
SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2026-1A, Class A, 4.98%, 2/17/2053 (a)	14,963	14,879
FRTKL
Series 2021-SFR1, Class A, 1.57%, 9/17/2038 (a)	4,035	4,026
Series 2021-SFR1, Class B, 1.72%, 9/17/2038 (a)	4,960	4,948
Series 2021-SFR1, Class C, 1.92%, 9/17/2038 (a)	5,000	4,988
Galaxy CLO Ltd. (Cayman Islands) Series 2022-30A, Class XR, 4.85%, 1/15/2038 (a) (b)	625	625
GLS Auto Receivables Issuer Trust
Series 2025-2A, Class B, 4.97%, 10/15/2029 (a)	5,000	5,014
Series 2024-1A, Class C, 5.64%, 12/17/2029 (a)	4,226	4,245
Series 2025-4A, Class B, 4.53%, 4/15/2030 (a)	9,855	9,825
Series 2026-1A, Class B, 4.22%, 8/17/2030 (a)	10,500	10,406
Series 2026-2A, Class B, 4.63%, 9/16/2030 (a)	23,000	22,880
Series 2026-3A, Class B, 4.92%, 12/16/2030 (a)	18,535	18,502
Series 2025-2A, Class C, 5.11%, 1/15/2031 (a)	11,500	11,551
Series 2025-2A, Class D, 5.59%, 1/15/2031 (a)	8,750	8,771
Series 2026-3A, Class C, 5.12%, 5/17/2032 (a)	19,499	19,434
GLS Auto Select Receivables Trust
Series 2023-1A, Class A3, 5.96%, 10/16/2028 (a)	926	928
Series 2023-1A, Class B, 6.09%, 3/15/2029 (a)	3,400	3,428
Series 2024-3A, Class A2, 5.59%, 10/15/2029 (a)	1,891	1,902
Series 2024-4A, Class A2, 4.43%, 12/17/2029 (a)	3,222	3,221
Series 2024-1A, Class A2, 5.24%, 3/15/2030 (a)	1,741	1,747
Series 2024-1A, Class B, 5.32%, 3/15/2030 (a)	2,000	2,011
Series 2024-1A, Class C, 5.69%, 3/15/2030 (a)	973	984
GoldenTree Loan Management US CLO Ltd. (Cayman Islands) Series 2020-8A, Class ARR, 4.88%, 10/20/2034 (a) (b)	1,900	1,900
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	1,616	1,589
GoodLeap Home Improvement Solutions Trust
Series 2025-3A, Class A, 5.00%, 10/20/2049 (a)	13,340	13,185
Series 2026-1A, Class A, 5.31%, 12/20/2049 (a)	12,326	12,273
GreatAmerica Leasing Receivables Funding LLC
Series 2025-1, Class A2, 4.52%, 10/15/2027 (a)	1,694	1,696
Series 2025-1, Class A3, 4.49%, 4/16/2029 (a)	6,616	6,612
Series 2025-1, Class A4, 4.58%, 1/15/2032 (a)	5,138	5,111
GreenSky Home Improvement Issuer Trust
Series 2024-2, Class A4, 5.15%, 10/27/2059 (a)	333	334
Series 2025-1A, Class A2, 5.12%, 3/25/2060 (a)	468	469
Series 2025-3A, Class A2, 4.59%, 12/27/2060 (a)	14,805	14,596
GS Mortgage-Backed Securities Trust
Series 2025-CES1, Class A1A, 5.57%, 5/25/2055 (a) (c)	3,365	3,361
Series 2026-CES1, Class A1, 4.90%, 5/25/2056 (a) (c)	6,949	6,857
Series 2026-CES2, Class A1A, 5.23%, 6/25/2056 (a) (c)	10,630	10,522
Series 2026-CES3, Class A1A, 5.36%, 9/25/2056 (a) (c)	26,147	25,947
Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (a) (b)	16,331	16,330
Hertz Vehicle Financing LLC
Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	10,600	10,633
Series 2023-2A, Class A, 5.57%, 9/25/2029 (a)	7,000	7,032
Series 2025-3A, Class A, 5.06%, 12/26/2029 (a)	12,750	12,627
Series 2025-3A, Class B, 5.59%, 12/26/2029 (a)	3,000	2,970
Hertz Vehicle Financing LP Series 2021-2A, Class B, 2.12%, 12/27/2027 (a)	2,433	2,420
Hibernia IV Abs Issuer LLC 6.32%, 8/25/2046 ‡	13,000	13,000
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 1/25/2038 (a)	900	911
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	211

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-2A, Class A, 5.50%, 3/25/2038 (a)	810	817
Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	88	87
Series 2024-3A, Class A, 4.98%, 8/27/2040 (a)	5,512	5,510
Series 2025-1A, Class A, 4.88%, 5/27/2042 (a)	2,027	2,016
Series 2026-1A, Class A, 4.67%, 2/25/2043 (a)	6,721	6,671
Series 2026-1A, Class B, 5.01%, 2/25/2043 (a)	4,609	4,567
Series 2025-2A, Class A, 4.54%, 5/25/2044 (a)	6,850	6,800
Series 2025-3EXT, Class A, 4.56%, 10/25/2044 (a)	18,593	18,315
Series 2025-3EXT, Class B, 4.90%, 10/25/2044 (a)	4,499	4,448
Series 2026-2A, Class A, 4.83%, 3/27/2045 (a)	6,365	6,323
Series 2026-2A, Class B, 5.10%, 3/27/2045 (a)	6,300	6,251
Home Partners of America Trust
Series 2021-2, Class B, 2.30%, 12/17/2026 (a)	15,178	15,046
Series 2022-1, Class D, 4.73%, 4/17/2039 (a)	16,153	16,006
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B2, 5.04%, 5/20/2032 (a) (b)	5,410	5,422
Series 2024-2, Class B1, 5.44%, 10/20/2032 (a)	2,247	2,252
Series 2025-2, Class B1, 4.84%, 9/20/2033 (a)	9,019	8,977
Identity Digital Capital LLC 6.79%, 3/20/2065 ‡	15,000	14,785
Invitation Homes Trust Series 2024-SFR1, Class A, 4.00%, 9/17/2041 (a)	5,535	5,357
Jamestown CLO Ltd. (Cayman Islands) Series 2021-17A, Class AR, 5.01%, 1/25/2035 (a) (b)	11,500	11,501
JBHP 5.39%, 12/15/2041 ‡ (a)	5,948	5,868
JGW ABS Trust 6.00%, 8/15/2036 ‡ (a)	13,000	13,000
John Deere Owner Trust Series 2024-C, Class A4, 4.15%, 8/15/2031	6,830	6,776
KKR Static CLO Ltd. (Cayman Islands) Series 2022-1A, Class AR2, 4.71%, 7/20/2031 (a) (b)	2,782	2,781
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Lendbuzz Securitization Trust Series 2023-2A, Class A2, 7.09%, 10/16/2028 (a)	460	463
Lending Funding Trust Series 2020-2A, Class A, 2.32%, 4/21/2031 (a)	4,176	4,144
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	15,981	15,767
Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	11,888	11,610
Series 2024-2A, Class A, 4.47%, 2/21/2034 (a)	8,625	8,571
Series 2025-2A, Class A, 4.78%, 10/20/2034 (a)	12,101	11,985
Series 2025-3A, Class A, 4.51%, 5/21/2035 (a)	13,985	13,736
Series 2025-3A, Class C, 5.04%, 5/21/2035 (a)	2,000	1,944
Series 2026-1A, Class A, 4.80%, 11/20/2035 (a)	20,272	20,049
Series 2026-1A, Class B, 5.09%, 11/20/2035 (a)	4,000	3,937
Liberty 7.25%, 5/14/2031 ‡	20,000	20,017
LVNV 6.55%, 8/15/2029 ‡	20,000	20,000
M&T Bank RV Trust Series 2026-1A, Class A, 4.35%, 1/15/2046 (a)	17,188	16,746
M&T Equipment Notes Series 2023-1A, Class A3, 5.74%, 7/15/2030 (a)	605	606
Madison Park Funding Ltd. (Cayman Islands) Series 13A, Class AR2, 4.67%, 11/21/2030 (a) (b)	5,455	5,454
Magnetite Ltd. (Cayman Islands) Series 2019-23A, Class AR2, 4.80%, 1/25/2035 (a) (b)	4,500	4,501
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	5,963	5,915
Series 2024-AA, Class A, 5.13%, 9/22/2036 (a)	13,441	13,477
Series 2021-BA, Class A, 2.10%, 11/20/2036 (a)	3,400	3,343
Series 2025-AA, Class B, 5.33%, 5/20/2038 (a)	1,500	1,498
Series 2025-AA, Class C, 5.69%, 5/20/2038 (a)	2,720	2,723
Series 2026-AA, Class A, 5.01%, 5/20/2039 (a)	5,123	5,095
Series 2026-AA, Class C, 5.66%, 5/20/2039 (a)	9,740	9,679
SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Merchants Fleet Funding LLC
Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	1,248	1,250
Series 2024-1A, Class A, 5.82%, 4/20/2037 (a)	11,516	11,532
Series 2025-1A, Class A, 4.49%, 1/20/2039 (a)	16,375	16,347
Mercury Financial Credit Card Master Trust Series 2026-1A, Class A, 5.34%, 2/20/2032 (a)	30,190	30,019
Midcon 6.02%, 7/10/2030 ‡	20,000	20,000
MVW LLC
Series 2020-1A, Class A, 1.74%, 10/20/2037 (a)	402	402
Series 2024-2A, Class A, 4.43%, 3/20/2042 (a)	4,440	4,394
Series 2026-1A, Class A, 4.67%, 3/20/2043 (a)	11,734	11,592
Series 2026-1A, Class B, 4.97%, 3/20/2043 (a)	5,500	5,427
Series 2025-2A, Class A, 4.48%, 10/20/2044 (a)	14,279	14,045
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2021-41A, Class AR, 4.80%, 4/15/2034 (a) (b)	14,797	14,810
Series 2021-42A, Class AR, 4.74%, 7/16/2036 (a) (b)	17,250	17,245
New Economy Assets-Phase 1 Sponsor LLC Series 2021-1, Class A1, 1.91%, 10/20/2061 (a)	1,816	1,389
Nexus Nova (Spain) 6.50%, 11/8/2028 ‡	9,638	9,639
Nexus Nova Frn 6.55%, 8/10/2027 ‡	10,000	10,000
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/22/2055 (a)	23,302	22,911
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	1,757	1,750
Octane Receivables Trust
Series 2022-2A, Class D, 7.70%, 2/20/2030 (a)	8,808	8,885
Series 2024-1A, Class A2, 5.68%, 5/20/2030 (a)	1,982	1,987
Series 2025-1A, Class A2, 4.25%, 2/20/2031 (a)	6,872	6,856
Series 2024-2A, Class B, 5.77%, 7/20/2032 (a)	2,000	2,015
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-2A, Class C, 5.90%, 7/20/2032 (a)	2,500	2,525
OnDeck Asset Securitization Trust LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	5,850	5,854
OneMain Direct Auto Receivables Trust Series 2026-1A, Class A, 4.49%, 12/14/2033 (a)	37,000	36,505
OneMain Financial Issuance Trust
Series 2026-2A, Class A, 4.98%, 1/14/2038 (a)	8,382	8,365
Series 2026-2A, Class B, 5.27%, 1/14/2038 (a)	9,266	9,241
Series 2026-2A, Class C, 5.47%, 1/14/2038 (a)	10,000	9,979
Oportun Issuance Trust
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	428	423
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	2,805	2,770
Series 2025-B, Class A, 4.88%, 5/9/2033 (a)	5,000	4,993
Series 2025-C, Class B, 4.93%, 7/8/2033 (a)	10,500	10,442
Series 2025-C, Class C, 5.18%, 7/8/2033 (a)	4,250	4,214
Series 2026-A, Class B, 5.06%, 1/9/2034 (a)	11,320	11,246
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2023-2A, Class A1R, 4.86%, 1/25/2032 (a) (b)	4,155	4,154
Series 2025-1A, Class A1, 4.54%, 2/15/2033 (a) (b)	14,725	14,711
PAR Issuer Trust Series 2026-3A, Class A, 5.89%, 5/15/2034 ‡ (a)	10,500	10,490
PEAC Solutions Receivables LLC
Series 2024-2A, Class A2, 4.74%, 4/20/2027 (a)	491	491
Series 2024-1A, Class A2, 5.79%, 6/21/2027 (a)	2,022	2,027
Series 2026-1A, Class A2, 4.27%, 10/20/2028 (a)	5,575	5,557
Series 2025-1A, Class A2, 4.94%, 10/20/2028 (a)	9,528	9,551
Series 2024-2A, Class A3, 4.65%, 10/20/2031 (a)	3,500	3,501
Series 2025-1A, Class A3, 5.04%, 7/20/2032 (a)	5,000	5,021
PFP Ltd. (Cayman Islands)
Series 2026-14, Class A, 4.96%, 12/18/2043 (a) (b)	14,333	14,333
Series 2026-14, Class AS, 5.24%, 12/18/2043 (a) (b)	13,300	13,325
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	213

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Post Road Equipment Finance LLC
Series 2025-1A, Class A2, 4.90%, 5/15/2031 (a)	4,531	4,543
Series 2026-1A, Class A2, 4.47%, 1/18/2033 (a)	13,545	13,487
Series 2026-1A, Class B, 4.91%, 2/15/2033 (a)	2,665	2,634
PowerPay Issuance Trust
Series 2024-1A, Class A, 6.53%, 2/18/2039 (a)	1,448	1,462
Series 2025-1A, Class A, 5.23%, 11/18/2041 (a)	1,300	1,291
Progress Residential Trust
Series 2021-SFR8, Class B, 1.68%, 10/17/2038 (a)	9,000	8,959
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	4,650	4,630
Series 2022-SFR6, Class B, 5.00%, 7/20/2039 (a)	4,000	3,978
Series 2021-SFR9, Class B, 2.26%, 11/17/2040 (a)	5,000	4,689
Series 2021-SFR10, Class B, 2.72%, 12/17/2040 (a)	4,121	3,878
Series 2024-SFR2, Class C, 3.40%, 4/17/2041 (a) (b)	14,000	13,202
Series 2024-SFR3, Class C, 3.50%, 6/17/2041 (a)	8,500	7,988
Series 2024-SFR4, Class A, 3.10%, 7/17/2041 (a)	30,605	28,938
Series 2024-SFR5, Class A, 3.00%, 8/17/2041 (a)	15,535	14,623
Series 2025-SFR2, Class A, 3.31%, 4/17/2042 (a)	5,656	5,298
Series 2025-SFR3, Class A, 3.39%, 7/17/2042 (a)	19,000	17,796
Series 2025-SFR5, Class A, 3.85%, 10/17/2042 (a)	8,947	8,474
Series 2025-SFR6, Class A, 4.00%, 12/17/2042 (a)	7,150	6,810
Series 2025-SFR6, Class C, 4.00%, 12/17/2042 (a)	8,338	7,746
Series 2026-SFR1, Class A, 3.85%, 2/17/2043 (a)	11,477	10,834
Series 2026-SFR2, Class A, 4.24%, 5/17/2043 (a)	10,476	10,012
Series 2026-SFR3, Class A, 4.00%, 7/17/2043 (a)	8,655	8,169
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2026-SFR3, Class B, 4.20%, 7/17/2043 (a)	5,578	5,213
Series 2026-SFR3, Class C, 4.20%, 7/17/2043 (a)	5,796	5,389
Purchasing Power Funding LLC Series 2026-A, Class A, 4.37%, 8/15/2030 (a)	15,360	15,158
Purewest ABS Issuer LLC Series 2025-1, Class A1, 5.69%, 4/5/2040 (a)	15,927	15,931
RCKT Mortgage Trust
Series 2024-CES7, Class A1A, 5.16%, 10/25/2044 (a) (c)	5,829	5,806
Series 2026-CES2, Class A1A, 4.76%, 2/25/2056 (a) (c)	24,858	24,452
Series 2026-CES4, Class A1A, 5.12%, 4/25/2056 (a) (c)	19,460	19,277
Series 2026-CES7, Class A1A, 5.41%, 7/1/2056 (a) (c)	64,003	63,922
Reach ABS Trust
Series 2025-1A, Class A, 4.96%, 8/16/2032 (a)	949	950
Series 2026-1A, Class B, 4.37%, 2/15/2033 (a)	8,657	8,597
Series 2026-2A, Class B, 4.81%, 2/15/2035 (a)	13,533	13,493
Regional Management Issuance Trust Series 2021-2, Class A, 1.90%, 8/15/2033 (a)	7,341	7,200
Reprise Financial Receivables Trust Series 2026-1, Class A, 5.54%, 4/18/2033 (a)	14,147	14,147
Republic Finance Issuance Trust Series 2024-B, Class A, 5.42%, 11/20/2037 (a)	14,486	14,523
Research-Driven Pagaya Motor Asset Trust
Series 2026-1A, Class A3, 4.86%, 1/25/2035 (a)	12,533	12,476
Series 2026-2A, Class A2, 4.84%, 2/26/2035 (a)	30,750	30,760
Series 2026-2A, Class A3, 5.38%, 2/26/2035 (a)	10,000	10,002
Series 2026-3A, Class A2, 4.85%, 3/26/2035 (a)	35,154	35,149
Research-Driven Pagaya Motor AssetTrust Series 2026-4A, Class A2, 4.92%, 5/25/2035 (a)	34,700	34,689
Research-Driven Pagaya Motor Trust
Series 2025-6A, Class A3, 5.01%, 8/25/2034 (a)	5,000	4,985
Series 2026-X1A, Class A2, 4.82%, 9/25/2036 (a)	37,750	37,750
Series 2026-X1A, Class A3, 5.28%, 9/25/2036 (a)	7,500	7,500
SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
RKTL Series 2026-1A, Class B, 4.33%, 2/26/2035 (a)	10,970	10,877
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class A2, 5.61%, 6/15/2032 (a)	1,242	1,257
Series 2024-A, Class B, 5.62%, 6/15/2032 (a)	1,720	1,732
Series 2024-A, Class C, 5.82%, 6/15/2032 (a)	4,193	4,219
Series 2024-A, Class D, 6.11%, 6/15/2032 (a)	1,290	1,300
Series 2023-B, Class D, 6.66%, 12/15/2033 (a)	920	930
Series 2026-A, Class B, 4.81%, 7/17/2034 (a)	11,460	11,405
Santander Drive Auto Receivables Trust
Series 2023-4, Class B, 5.77%, 12/15/2028	3,445	3,456
Series 2023-6, Class B, 5.98%, 4/16/2029	1,678	1,687
Series 2024-4, Class B, 4.93%, 9/17/2029	817	819
Series 2022-4, Class C, 5.00%, 11/15/2029	10,016	10,028
Series 2023-3, Class C, 5.77%, 11/15/2030	3,667	3,699
Series 2022-5, Class D, 5.67%, 12/16/2030	11,911	11,943
Series 2024-5, Class C, 4.78%, 1/15/2031	2,249	2,251
Series 2022-6, Class D, 5.69%, 2/18/2031	9,113	9,147
Series 2023-5, Class C, 6.43%, 2/18/2031	6,750	6,872
Series 2025-1, Class B, 4.88%, 3/17/2031	3,900	3,907
Series 2025-1, Class C, 5.04%, 3/17/2031	4,600	4,613
Series 2025-1, Class D, 5.43%, 3/17/2031	7,234	7,280
Series 2025-2, Class B, 4.87%, 5/15/2031	8,840	8,867
Series 2025-2, Class D, 5.47%, 5/15/2031	3,800	3,823
Series 2024-2, Class D, 6.28%, 8/15/2031	17,700	18,045
Series 2024-4, Class D, 5.32%, 12/15/2031	3,448	3,463
Series 2023-4, Class C, 6.04%, 12/15/2031	14,925	15,135
Series 2025-4, Class C, 4.52%, 1/15/2032	5,000	4,959
Series 2026-1, Class C, 4.26%, 4/15/2032	4,250	4,181
SBNA Auto Lease Trust Series 2024-B, Class A3, 5.56%, 11/22/2027 (a)	126	126
SBNA Auto Receivables Trust Series 2024-A, Class D, 6.04%, 4/15/2030 (a)	2,000	2,018
SCF Equipment Leasing LLC
Series 2025-1A, Class A2, 4.82%, 7/22/2030 (a)	745	745
Series 2024-1A, Class A3, 5.52%, 1/20/2032 (a)	5,561	5,596
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (a)	624	627
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2025-2A, Class A3, 4.33%, 6/20/2036 (a)	5,400	5,320
Series 2025-2A, Class B, 4.51%, 6/20/2036 (a)	10,990	10,691
Sierra Timeshare Receivables Funding LLC
Series 2022-3A, Class B, 6.32%, 7/20/2039 (a)	429	434
Series 2022-2A, Class B, 5.04%, 6/20/2040 (a)	216	216
Series 2022-2A, Class C, 6.36%, 6/20/2040 (a)	216	217
Series 2024-2A, Class A, 5.14%, 6/20/2041 (a)	3,677	3,673
Series 2025-1A, Class A, 4.81%, 1/21/2042 (a)	2,380	2,364
Series 2026-1A, Class A, 4.56%, 12/22/2042 (a)	8,694	8,570
Series 2025-3A, Class A, 4.44%, 8/22/2044 (a)	3,645	3,615
Southwick Park CLO LLC (Cayman Islands) Series 2019-4A, Class A1RR, 4.73%, 7/20/2032 (a) (b)	2,352	2,353
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA, Class A3, 4.11%, 4/20/2029 (a)	22,500	22,340
Stonepeak ABS Series 2021-1A, 2.30%, 2/28/2033 (a)	1,759	1,732
Stream Innovations Issuer Trust
Series 2024-2A, Class A, 5.21%, 2/15/2045 (a)	3,011	2,981
Series 2025-1A, Class A, 5.05%, 9/15/2045 (a)	9,943	9,832
Series 2025-1A, Class B, 5.48%, 9/15/2045 (a)	1,435	1,428
Series 2026-1A, Class A, 4.78%, 8/15/2046 (a)	27,857	27,267
Symphony CLO Ltd. (Cayman Islands)
Series 2018-20A, Class AR2, 4.89%, 1/16/2032 (a) (b)	2,071	2,070
Series 2020-23A, Class AR2, 4.65%, 1/15/2034 (a) (b)	5,316	5,315
Series 2021-25A, Class AR, 4.78%, 4/19/2034 (a) (b)	1,595	1,596
TCI-Flatiron CLO Ltd. (Cayman Islands) Series 2018-1A, Class AR2, 4.78%, 7/29/2035 (a) (b)	6,621	6,622
Tesla Auto Lease Trust Series 2024-B, Class A3, 4.82%, 10/20/2027 (a)	2,793	2,794
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	215

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Tesla Lease Electric Vehicle Securitization LLC
Series 2025-A, Class A2, 4.14%, 6/20/2028 (a)	3,137	3,134
Series 2025-A, Class A3, 4.27%, 11/20/2028 (a)	10,140	10,108
Series 2025-A, Class A4, 4.37%, 5/21/2029 (a)	2,800	2,790
Towd Point Mortgage Trust
Series 2026-FIX1, Class A1, 4.98%, 12/25/2065 (a) (c)	8,457	8,333
Series 2026-CES1, Class A1, 4.96%, 1/25/2066 (a) (c)	6,371	6,285
Series 2026-CES2, Class A1A, 4.72%, 2/25/2066 (a) (c)	22,340	21,906
Series 2026-FIX2, Class A1A, 5.31%, 4/25/2066 (a) (c)	35,904	35,574
Series 2026-CES3, Class A1, 5.30%, 6/20/2066 (a) (c)	32,892	32,716
Tricon Residential Trust Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (a)	11,329	11,231
Truist Bank Auto Credit-Linked Notes Series 2026-1, Class B, 5.07%, 6/26/2034 (a)	13,104	13,056
UPG HI Issuer Trust
Series 2025-2, Class A, 5.00%, 9/25/2047 (a)	7,562	7,518
Series 2026-1, Class A, 5.03%, 2/25/2048 (a)	11,167	11,095
Series 2026-2, Class A, 5.25%, 4/27/2048 (a)	22,931	22,893
Upstart Securitization Trust
Series 2025-1, Class A, 5.45%, 4/20/2035 (a)	5,600	5,612
Series 2025-3, Class A2, 4.60%, 9/20/2035 (a)	4,654	4,651
Series 2025-4, Class A2, 4.56%, 11/20/2035 (a)	14,306	14,308
Series 2026-2, Class A2, 4.54%, 5/20/2036 (a)	8,890	8,875
UPSTART Securitization Trust
Series 2026-1, Class A2, 4.30%, 3/20/2036 (a)	4,607	4,595
Series 2026-3, Class A2, 4.77%, 7/20/2036 (a)	9,998	9,983
Series 2026-3, Class B, 5.35%, 7/20/2036 (a)	6,355	6,338
US Bank NA Series 2023-1, Class B, 6.79%, 8/25/2032 (a)	2,711	2,719
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Verdant Receivables LLC
Series 2024-1A, Class A2, 5.68%, 12/12/2031 (a)	2,444	2,468
Series 2025-1A, Class A3, 4.96%, 5/12/2033 (a)	11,300	11,309
Veros Auto Receivables Trust
Series 2026-1, Class A, 4.53%, 8/15/2028 (a)	2,479	2,479
Series 2025-1, Class A, 5.31%, 9/15/2028 (a)	1,076	1,078
Series 2023-1, Class C, 8.32%, 11/15/2028 (a)	930	937
Volkswagen Auto Lease Trust Series 2026-A, Class A3, 4.17%, 3/20/2029	16,575	16,479
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (a) (c)	861	861
Volvo Financial Equipment LLC
Series 2024-1A, Class A3, 4.29%, 10/16/2028 (a)	10,454	10,449
Series 2025-1A, Class A3, 4.46%, 5/15/2029 (a)	8,108	8,100
VStrong Auto Receivables Trust Series 2023-A, Class B, 7.11%, 2/15/2030 (a)	2,302	2,326
Western Funding Auto Loan Trust Series 2025-1, Class A, 4.75%, 7/16/2035 (a)	8,635	8,620
Westgate Resorts LLC
Series 2024-1A, Class A, 6.06%, 1/20/2038 (a)	4,328	4,365
Series 2024-1A, Class B, 6.56%, 1/20/2038 (a)	3,126	3,150
Series 2026-1A, Class A, 5.19%, 10/20/2039 (a)	4,440	4,427
Series 2026-1A, Class B, 5.47%, 10/20/2039 (a)	13,319	13,249
Westlake Automobile Receivables Trust
Series 2023-3A, Class C, 6.02%, 9/15/2028 (a)	3,116	3,126
Series 2023-4A, Class C, 6.64%, 11/15/2028 (a)	3,858	3,884
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	3,500	3,526
Series 2023-2A, Class D, 7.01%, 11/15/2028 (a)	4,887	4,927
Series 2024-3A, Class C, 4.92%, 11/15/2029 (a)	6,800	6,818
Series 2025-1A, Class D, 5.54%, 11/15/2030 (a)	2,750	2,770
SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2025-3A, Class C, 4.68%, 7/15/2031 (a)	4,800	4,779
Wheels Fleet Lease Funding LLC
Series 2024-1A, Class A1, 5.49%, 2/18/2039 (a)	4,771	4,799
Series 2026-1A, Class A3, 4.39%, 4/18/2039 (a)	7,708	7,634
Wingspire Equipment Finance LLC Series 2024-1A, Class A2, 4.99%, 9/20/2032 (a)	4,017	4,025
Total Asset-Backed Securities (Cost $3,702,243)		3,692,955
Corporate Bonds — 24.5%
Automobiles — 0.9%
BMW US Capital LLC (Germany) 4.40%, 3/19/2029 (a)	32,080	31,728
Hyundai Capital America
3.00%, 2/10/2027 (a)	5,806	5,767
5.28%, 6/24/2027 (a)	12,355	12,447
4.90%, 6/23/2028 (a)	10,000	9,998
5.30%, 6/24/2029 (a)	10,000	10,058
4.55%, 9/26/2029 (a)	18,395	18,153
Volkswagen Group of America Finance LLC (Germany)
4.95%, 3/25/2027 (a)	20,000	20,044
4.45%, 9/11/2027 (a)	18,545	18,526
		126,721
Banks — 15.0%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (d)	3,100	2,936
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (d)	14,120	14,558
(SOFR + 1.65%), 5.32%, 5/15/2031 (a) (d)	14,630	14,676
Banco Bilbao Vizcaya Argentaria SA (Spain) 4.15%, 3/3/2029	15,800	15,496
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (d)	5,000	4,995
6.61%, 11/7/2028	8,200	8,500
4.60%, 4/15/2029	65,000	64,470
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 5.01%, 8/25/2030 (d)	19,800	19,734
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (d)	6,558	6,520
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Series FIX, (SOFR + 0.83%), 4.98%, 1/24/2029 (d)	14,935	14,994
(SOFR + 1.63%), 5.20%, 4/25/2029 (d)	51,100	51,440
(SOFR + 1.11%), 4.62%, 5/9/2029 (d)	23,220	23,170
(SOFR + 1.57%), 5.82%, 9/15/2029 (d)	24,600	25,059
(SOFR + 0.87%), 4.48%, 4/23/2030 (d)	31,580	31,210
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (a) (d)	8,870	8,992
Bank of Montreal (Canada)
5.27%, 12/11/2026	10,410	10,441
Series f2f, (SOFR + 0.88%), 4.57%, 9/10/2027 (d)	23,025	23,024
Series J, (SOFR + 0.89%), 4.34%, 3/19/2030 (d)	25,580	25,276
Bank of New Zealand (New Zealand) 4.85%, 2/7/2028 (a)	15,120	15,175
Bank of Nova Scotia (The) (Canada)
5.35%, 12/7/2026	16,400	16,452
(SOFR + 1.00%), 4.40%, 9/8/2028 (d)	20,120	20,063
Banque Federative du Credit Mutuel SA (France)
5.09%, 1/23/2027 (a)	11,975	12,010
4.79%, 7/9/2029 (a)	27,870	27,652
Barclays plc (United Kingdom)
(SOFR + 1.49%), 5.67%, 3/12/2028 (d)	20,355	20,481
(SOFR + 1.34%), 4.84%, 9/10/2028 (d)	13,245	13,253
(SOFR + 0.93%), 4.22%, 5/24/2030 (d)	14,710	14,371
(SOFR + 0.91%), 4.91%, 6/26/2030 (d)	24,060	23,896
BNP Paribas SA (France)
(SOFR + 1.45%), 4.79%, 5/9/2029 (a) (d)	30,055	29,968
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (a) (d)	12,000	12,084
(SOFR + 1.28%), 5.28%, 11/19/2030 (a) (d)	22,355	22,405
BPCE SA (France)
3.50%, 10/23/2027 (a)	24,789	24,440
(SOFR + 1.96%), 5.72%, 1/18/2030 (a) (d)	21,600	21,869
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (d)	18,495	18,507
(SOFR + 2.70%), 6.21%, 1/18/2029 (a) (d)	41,073	41,815
(SOFR + 1.14%), 4.63%, 7/3/2029 (a) (d)	10,000	9,963
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (a) (d)	21,026	21,337
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.93%), 4.51%, 9/11/2027 (d)	19,135	19,135
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	217

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
5.00%, 4/28/2028	17,230	17,330
(SOFR + 1.03%), 4.86%, 3/30/2029 (d)	19,485	19,507
Citigroup, Inc.
(SOFR + 1.14%), 4.64%, 5/7/2028 (d)	37,875	37,875
(SOFR + 0.87%), 4.79%, 3/4/2029 (d)	15,235	15,232
(SOFR + 1.36%), 5.17%, 2/13/2030 (d)	27,965	28,098
(SOFR + 1.46%), 4.95%, 5/7/2031 (d)	12,830	12,752
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (d)	9,495	9,612
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (a) (d)	17,180	17,257
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (d)	8,895	9,124
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (d)	22,155	22,505
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (d)	6,340	6,259
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (a) (d)	20,942	20,596
Federation des Caisses Desjardins du Quebec (Canada) 5.25%, 4/26/2029 (a)	15,410	15,566
HSBC Holdings plc (United Kingdom)
(SOFR + 1.06%), 5.60%, 5/17/2028 (d)	6,191	6,231
(SOFR + 1.04%), 5.13%, 11/19/2028 (d)	19,840	19,928
(SOFR + 1.03%), 4.90%, 3/3/2029 (d)	32,870	32,919
(SOFR + 1.97%), 6.16%, 3/9/2029 (d)	10,000	10,196
(SOFR + 1.46%), 5.55%, 3/4/2030 (d)	10,000	10,122
(SOFR + 0.99%), 4.40%, 3/10/2030 (d)	14,510	14,284
(SOFR + 0.94%), 4.71%, 5/12/2030 (d)	17,320	17,147
(SOFR + 1.16%), 5.24%, 8/14/2032 (d)	14,180	14,089
ING Groep NV (Netherlands)
(SOFR + 1.01%), 4.86%, 3/25/2029 (d)	22,300	22,321
Series VAR, (SOFRINDX + 1.26%), 4.80%, 3/23/2032 (d)	31,530	30,935
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (d)	5,645	5,721
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (a) (d)	18,155	18,075
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (d)	13,210	13,423
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 4.82%, 6/13/2029 (d)	20,220	20,227
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.60%), 4.24%, 2/10/2030 (d)	18,340	18,018
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 5.20%, 8/17/2032 (d)	26,900	26,807
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 4.59%, 4/18/2030 (d)	14,220	14,094
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 4.98%, 7/24/2030 (d)	5,440	5,436
Mizuho Bank Ltd. (Japan) 4.40%, 4/16/2029 (a)	28,190	27,956
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 4.78%, 7/13/2030 (d)	34,140	33,890
Morgan Stanley Bank NA
(SOFR + 0.68%), 4.45%, 10/15/2027 (d)	32,680	32,683
(SOFR + 0.93%), 4.97%, 7/14/2028 (d)	6,720	6,739
(SOFRINDX + 0.97%), 4.79%, 5/10/2030 (d)	17,540	17,453
Morgan Stanley Private Bank NA (SOFR + 0.78%), 4.20%, 11/17/2028 (d)	50,395	50,109
National Bank of Canada (Canada) (SOFRINDX + 0.76%), 4.17%, 1/20/2029 (d)	30,000	29,751
NatWest Markets plc (United Kingdom)
4.79%, 3/21/2028 (a)	15,580	15,614
4.65%, 3/27/2029 (a)	24,310	24,155
5.41%, 5/17/2029 (a)	15,350	15,536
Royal Bank of Canada (Canada)
(SOFRINDX + 0.81%), 4.72%, 3/27/2028 (d)	28,810	28,840
(SOFRINDX + 0.86%), 4.52%, 10/18/2028 (d)	23,060	23,028
(SOFR + 0.84%), 4.40%, 4/17/2030 (d)	20,320	20,037
Santander Holdings USA, Inc. (SOFR + 1.10%), 5.04%, 6/5/2030 (d)	18,590	18,462
SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Santander UK Group Holdings plc (United Kingdom) (SOFRINDX + 1.07%), 4.32%, 9/22/2029 (d)	13,625	13,445
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (a)	15,980	16,176
Societe Generale SA (France)
(SOFR + 1.42%), 5.25%, 5/22/2029 (a) (d)	30,415	30,508
(SOFR + 1.10%), 4.45%, 4/12/2030 (a) (d)	30,335	29,738
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (d)	33,120	33,300
Sumitomo Mitsui Trust Bank Ltd. (Japan) 4.45%, 9/10/2027 (a)	23,220	23,212
Toronto-Dominion Bank (The) (Canada)
4.86%, 1/31/2028	21,905	21,963
4.57%, 6/2/2028	27,260	27,197
Series F, 4.85%, 7/27/2029	31,490	31,469
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (d)	14,645	14,562
(SOFR + 1.07%), 5.71%, 4/22/2028 (d)	23,760	23,926
(SOFR + 1.98%), 4.81%, 7/25/2028 (d)	14,025	14,048
(SOFR + 1.37%), 4.97%, 4/23/2029 (d)	22,970	23,049
(SOFR + 0.72%), 4.58%, 5/20/2029 (d)	32,170	32,064
(SOFR + 1.74%), 5.57%, 7/25/2029 (d)	16,450	16,674
(SOFR + 1.79%), 6.30%, 10/23/2029 (d)	7,920	8,150
(SOFR + 0.74%), 4.18%, 1/23/2030 (d)	19,640	19,320
Westpac New Zealand Ltd. (New Zealand)
5.13%, 2/26/2027 (a)	10,695	10,738
4.90%, 2/15/2028 (a)	8,935	8,979
		2,024,824
Biotechnology — 0.0% ^
Vylor, Inc. 5.13%, 8/15/2031 (a)	2,405	2,398
Capital Markets — 3.7%
Bank of New York Mellon Corp. (The)
(SOFR + 0.84%), 4.89%, 7/21/2028 (d)	21,905	21,981
Series J, (SOFR + 0.68%), 4.76%, 8/12/2030 (d)	18,200	18,136
Deutsche Bank AG (Germany)
(SOFR + 1.22%), 2.31%, 11/16/2027 (d)	4,997	4,972
(SOFR + 1.59%), 5.71%, 2/8/2028 (d)	6,000	6,027
5.41%, 5/10/2029	5,235	5,312
(SOFR + 2.51%), 6.82%, 11/20/2029 (d)	8,395	8,716
(SOFR + 1.72%), 5.30%, 5/9/2031 (d)	19,000	18,965
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
Goldman Sachs Group, Inc. (The)
(SOFR + 1.32%), 4.94%, 4/23/2028 (d)	28,985	29,047
(SOFR + 0.71%), 4.15%, 1/21/2029 (d)	28,670	28,414
(SOFR + 0.90%), 4.15%, 10/21/2029 (d)	26,855	26,428
(SOFR + 1.77%), 6.48%, 10/24/2029 (d)	13,300	13,708
(SOFR + 0.99%), 4.59%, 4/20/2030 (d)	19,070	18,864
(SOFR + 1.27%), 5.73%, 4/25/2030 (d)	13,460	13,682
(SOFR + 1.21%), 5.05%, 7/23/2030 (d)	13,535	13,528
(SOFR + 1.17%), 5.24%, 7/21/2032 (d)	23,825	23,688
Morgan Stanley
(SOFR + 2.24%), 6.30%, 10/18/2028 (d)	20,930	21,315
(SOFR + 1.73%), 5.12%, 2/1/2029 (d)	10,610	10,668
(SOFR + 1.38%), 4.99%, 4/12/2029 (d)	16,465	16,519
(SOFRINDX + 0.85%), 4.87%, 7/12/2029 (d)	26,100	26,103
(SOFR + 1.63%), 5.45%, 7/20/2029 (d)	28,690	28,986
(SOFR + 0.80%), 4.24%, 1/9/2030 (d)	19,310	18,989
(SOFRINDX + 0.96%), 4.56%, 4/10/2030 (d)	25,630	25,340
(SOFRINDX + 1.16%), 5.17%, 7/14/2032 (d)	6,715	6,665
Nomura Holdings, Inc. (Japan) 5.00%, 6/29/2029	16,060	16,023
UBS Group AG (Switzerland)
(SOFR + 3.70%), 6.44%, 8/11/2028 (a) (d)	5,038	5,120
(SOFR + 0.84%), 4.15%, 12/23/2029 (a) (d)	26,560	26,132
(SOFR + 0.84%), 4.21%, 4/10/2030 (a) (d)	31,320	30,684
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (d)	9,645	9,789
		493,801
Commercial Services & Supplies — 0.0% ^
JGWB Holdings, Inc. Class A, 0.00%, 2/15/2030 ‡ (b)	555	555
Construction & Engineering — 0.2%
Quanta Services, Inc.
4.75%, 8/9/2027	12,175	12,205
4.85%, 8/9/2029	16,390	16,334
		28,539
Consumer Finance — 1.1%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	5,000	4,985
6.45%, 4/15/2027	14,854	15,009
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	219

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
American Express Co.
(SOFR + 0.93%), 5.04%, 7/26/2028 (d)	13,755	13,819
(SOFR + 1.26%), 4.73%, 4/25/2029 (d)	23,360	23,373
(SOFR + 0.81%), 4.44%, 5/3/2030 (d)	26,870	26,570
Avolon Holdings Funding Ltd. (Ireland)
5.75%, 3/1/2029 (a)	22,610	22,902
4.70%, 1/30/2031 (a)	11,265	10,958
Capital One Financial Corp.
(SOFR + 2.08%), 5.47%, 2/1/2029 (d)	10,450	10,540
(SOFR + 1.25%), 4.49%, 9/11/2031 (d)	25,000	24,339
		152,495
Containers & Packaging — 0.1%
Amcor Flexibles North America, Inc. 4.80%, 3/17/2028	15,000	15,009
Electric Utilities — 0.2%
ENEL Finance International NV (Italy) 5.13%, 6/26/2029 (a)	11,710	11,784
Trans-Allegheny Interstate Line Co. 5.00%, 1/15/2031 (a)	5,675	5,654
Virginia Power Fuel Securitization LLC Series A-1, 5.09%, 5/1/2027	1,179	1,180
Vistra Operations Co. LLC 4.60%, 10/15/2030 (a)	4,875	4,733
		23,351
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 5.40%, 6/12/2029	1,680	1,700
Financial Services — 1.8%
BCAP LLC Trust 0.00%, 9/17/2027 ‡	30,035	30,071
CFIN 2022-RTL1 Issuer LLC Class A, 0.00%, 8/17/2027 ‡	35,302	35,258
Equitable America Global Funding 5.00%, 8/28/2029 (a)	34,490	34,398
Global Payments, Inc.
4.95%, 8/15/2027	12,305	12,343
4.50%, 11/15/2028	33,605	33,138
Nationwide Building Society (United Kingdom)
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (d)	17,115	17,161
(SOFR + 1.29%), 2.97%, 2/16/2028 (a) (d)	5,000	4,963
(SOFR + 1.06%), 4.65%, 7/14/2029 (a) (d)	14,420	14,379
5.13%, 7/29/2029 (a)	22,135	22,273
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Financial Services — continued
NTT Finance Corp. (Japan) 4.83%, 11/1/2029 (a)	23,055	22,909
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	13,711	13,711
		240,604
Ground Transportation — 0.1%
SMBC Aviation Capital Finance DAC (Ireland) 4.95%, 7/23/2029 (a)	18,905	18,844
Health Care Providers & Services — 0.0% ^
HCA, Inc. 5.00%, 3/1/2028	4,235	4,250
Insurance — 0.4%
CNO Global Funding 5.88%, 6/4/2027 (a)	25,335	25,563
F&G Global Funding 5.88%, 6/10/2027 (a)	20,970	21,146
		46,709
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
ACRES Commercial Realty Corp. 8.63%, 7/31/2031	7,000	6,982
Multi-Utilities — 0.2%
DTE Energy Co. 5.10%, 3/1/2029	20,225	20,343
Oil, Gas & Consumable Fuels — 0.2%
Enbridge, Inc. (Canada) 4.20%, 11/20/2028	33,340	32,950
Semiconductors & Semiconductor Equipment — 0.1%
Foundry JV Holdco LLC 5.90%, 1/25/2030 (a)	11,720	11,975
Software — 0.3%
Oracle Corp. 4.55%, 2/4/2029	43,490	42,505
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc. 3.38%, 4/15/2029	17,770	17,133
Total Corporate Bonds (Cost $3,317,990)		3,311,688
U.S. Treasury Obligations — 19.0%
U.S. Treasury Notes
4.50%, 4/15/2027	11,005	11,034
2.75%, 4/30/2027	17,000	16,850
4.50%, 5/15/2027	67,785	67,956
3.75%, 6/30/2027	15,366	15,313
4.38%, 7/15/2027	52,960	53,044
0.38%, 7/31/2027	19,020	18,370
3.88%, 7/31/2027	7,955	7,931
0.50%, 10/31/2027	99,000	94,808
3.50%, 10/31/2027	146,120	144,841
4.13%, 10/31/2027	3,085	3,080
SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
4.13%, 11/15/2027	24,320	24,274
4.00%, 12/15/2027	26,305	26,210
4.25%, 1/15/2028	4,540	4,536
3.50%, 1/31/2028	226,525	224,039
1.25%, 3/31/2028	9,435	8,997
3.88%, 3/31/2028	145	144
4.13%, 6/30/2028	140,000	139,475
3.88%, 7/15/2028	216,600	214,781
3.38%, 9/15/2028	25,090	24,615
3.50%, 11/15/2028	126,649	124,354
3.88%, 4/15/2029	373,340	368,586
3.88%, 5/15/2029	57,545	56,790
4.13%, 6/15/2029	193,195	191,791
4.13%, 7/15/2029	255,415	253,479
4.25%, 8/15/2029	393,815	392,154
4.13%, 6/30/2031	77,590	76,347
Total U.S. Treasury Obligations (Cost $2,578,445)		2,563,799
Collateralized Mortgage Obligations — 16.7%
Al Series 2026-1B, 5.59%, 10/25/2029 ‡	23,500	23,500
Alternative Loan Trust Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	5	5
Angel Oak Mortgage Trust Series 2020-5, Class A1, 1.37%, 5/25/2065 (a) (b)	407	395
Archwest Mortgage Trust Series 2026-RTL1, Class A1, 5.43%, 4/25/2041 (a) (c)	13,125	13,015
Bayview Opportunity Master Fund VII Trust Series 2026-1, Class A1A, 5.52%, 7/25/2056 (a) (c)	24,216	24,078
Bear Stearns ARM Trust Series 2003-7, Class 3A, 6.24%, 10/25/2033 (b)	7	8
Brean Asset-Backed Securities Trust
Series 2025-RM10, Class A1, 5.00%, 1/25/2065 ‡ (a)	2,746	2,700
Series 2025-RM13, Class A1, 4.25%, 10/25/2065 ‡ (a)	10,947	10,496
Series 2026-RM14, Class A1, 4.25%, 1/25/2066 ‡ (a)	6,222	5,961
Series 2026-RM15, Class A1, 4.25%, 4/25/2066 ‡ (a)	16,866	16,091
CAFL Issuer LP
Series 2025-RRTL1, Class A1, 5.68%, 5/28/2040 (a) (c)	24,000	24,013
Series 2025-RRTL2, Class A1, 5.18%, 11/28/2040 (a) (c)	14,210	14,093
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Cascade Funding Mortgage Trust Series 2025-HB16, Class A, 3.00%, 3/25/2035 ‡ (a) (b)	2,134	2,113
Castlelake Residential Mortgage Trust Series 2026-RTL1, Class A1, 5.68%, 8/25/2041 ‡ (a) (c)	10,110	10,086
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2026-RTL1, Class A1, 5.38%, 12/25/2030 (a) (c)	4,800	4,750
CFMT LLC Series 2024-HB15, Class A, 4.00%, 8/25/2034 ‡ (a) (b)	4,891	4,874
Citigroup Mortgage Loan Trust Series 2004-UST1, Class A6, 6.03%, 8/25/2034 (b)	64	61
Connecticut Avenue Securities Trust
Series 2022-R02, Class 2M2, 6.64%, 1/25/2042 (a) (b)	1,555	1,565
Series 2025-R05, Class 2A1, 4.64%, 7/25/2045 (a) (b)	3,133	3,128
Series 2025-R06, Class 1A1, 4.54%, 9/25/2045 (a) (b)	5,710	5,702
Series 2026-R03, Class 2A1, 4.74%, 4/25/2046 (a) (b)	21,182	21,169
CRIBS Mortgage Trust Series 2025-RTL1, Class A1, 5.81%, 5/25/2040 (a) (c)	2,500	2,501
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8, Class 6A1, 4.50%, 12/25/2019	66	40
CSMC Mortgage-Backed Trust Series 2007-5, Class 5A5, 5.50%, 4/1/2037 (b)	173	—
FHLMC - GNMA Series 56, Class Z, 7.50%, 9/20/2026	—	—
FHLMC STACR REMIC Trust
Series 2025-DNA3, Class A1, 4.59%, 9/25/2045 (a) (b)	2,864	2,854
Series 2025-DNA4, Class A1, 4.54%, 10/25/2045 (a) (b)	7,772	7,772
Series 2026-HQA1, Class A1, 4.64%, 5/25/2046 (a) (b)	11,740	11,714
FHLMC Structured Pass-Through Securities Certificates Series T-20, Class A6, 7.99%, 9/25/2029 (c)	—	—
FHLMC, Reference REMIC
Series R003, Class ZA, 5.50%, 10/15/2035	15,332	15,552
Series R005, Class ZA, 5.50%, 2/15/2036	1,411	1,422
FHLMC, REMIC
Series 3936, Class AB, 3.00%, 10/15/2026	5	5
Series 3996, Class BA, 1.50%, 2/15/2027	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	221

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4015, Class GL, 2.25%, 3/15/2027	2	2
Series 4020, Class N, 3.00%, 3/15/2027	2	2
Series 4029, Class LY, 3.00%, 4/15/2027	119	119
Series 4039, Class AB, 1.50%, 5/15/2027	7	7
Series 4039, Class PB, 1.50%, 5/15/2027	34	33
Series 4043, Class PB, 1.50%, 5/15/2027	25	24
Series 4097, Class HJ, 1.50%, 8/15/2027	44	44
Series 4089, Class AI, IO, 3.00%, 8/15/2027	180	2
Series 4103, Class HA, 2.50%, 9/15/2027	18	18
Series 4361, Class CA, 2.50%, 9/15/2027	23	23
Series 4131, Class BC, 1.25%, 11/15/2027	14	14
Series 4129, Class AP, 1.50%, 11/15/2027	75	74
Series 4141, Class BI, IO, 2.50%, 12/15/2027	312	4
Series 4304, Class DW, 2.50%, 12/15/2027	163	161
Series 4207, Class JD, 1.50%, 5/15/2028	14	14
Series 4217, Class UD, 1.75%, 6/15/2028	32	31
Series 3523, Class MX, 4.50%, 4/15/2029	19	19
Series 4338, Class GE, 2.50%, 5/15/2029	—	—
Series 2995, Class FT, 4.00%, 5/15/2029 (b)	25	25
Series 3721, Class DG, 2.75%, 9/15/2030	35	34
Series 3775, Class DB, 4.00%, 12/15/2030	106	105
Series 3779, Class LB, 4.00%, 12/15/2030	121	119
Series 2303, Class FY, 4.05%, 4/15/2031 (b)	46	46
Series 2326, Class ZQ, 6.50%, 6/15/2031	24	24
Series 2500, Class FD, 4.25%, 3/15/2032 (b)	54	54
Series 4094, Class BF, 4.15%, 8/15/2032 (b)	130	130
Series 2492, Class GH, 6.00%, 8/15/2032	95	97
Series 4120, Class KA, 1.75%, 10/15/2032	175	166
Series 4142, Class PG, 2.00%, 12/15/2032	13	12
Series 4156, Class PE, 2.00%, 1/15/2033	1,016	953
Series 4162, Class ZJ, 3.00%, 2/15/2033	11,507	10,998
Series 2711, Class FC, 4.65%, 2/15/2033 (b)	378	381
Series 2602, Class FH, 4.06%, 4/15/2033 (b)	56	56
Series 4206, Class DZ, 3.00%, 5/15/2033	546	515
Series 2617, Class Z, 5.50%, 5/15/2033	1,618	1,638
Series 4283, Class ZL, 3.00%, 8/15/2033	16,262	15,575
Series 2662, Class MT, 4.50%, 8/15/2033	28	27
Series 4250, Class BZ, 3.00%, 9/15/2033	10,444	10,000
Series 4620, IO, 5.00%, 9/15/2033	140	17
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 4255, Class LZ, 3.00%, 10/15/2033	5,495	5,215
Series 2686, Class KZ, 4.50%, 10/15/2033	324	314
Series 2693, Class Z, 5.50%, 10/15/2033	68	69
Series 3005, Class PV, IF, 6.83%, 10/15/2033 (b)	—	—
Series 2727, Class PM, 4.50%, 1/15/2034	368	363
Series 2736, Class PE, 5.00%, 1/15/2034	1,581	1,584
Series 4301, Class UL, 3.50%, 2/15/2034	4,844	4,652
Series 2806, Class FA, 4.75%, 2/15/2034 (b)	122	123
Series 4342, Class CY, 3.00%, 5/15/2034	3,268	3,089
Series 2989, Class MU, IF, IO, 3.25%, 7/15/2034 (b)	377	20
Series 3204, Class ZM, 5.00%, 8/15/2034	256	255
Series 3863, Class ZA, 5.50%, 8/15/2034	7,064	7,136
Series 4401, Class BL, 3.50%, 10/15/2034	5,866	5,624
Series 5369, Class V, 6.00%, 10/25/2034	6,472	6,539
Series 2963, Class ZG, 5.00%, 11/15/2034	240	239
Series 2898, Class PG, 5.00%, 12/15/2034	362	361
Series 3003, Class LD, 5.00%, 12/15/2034	56	56
Series 2901, Class S, IF, 6.34%, 12/15/2034 (b)	193	194
Series 4265, Class FD, 4.15%, 1/15/2035 (b)	128	127
Series 2933, Class EM, 5.50%, 1/15/2035	16	16
Series 5401, Class VD, 6.00%, 1/25/2035	14,076	14,260
Series 2929, Class PG, 5.00%, 2/15/2035	41	41
Series 2941, Class Z, 4.50%, 3/15/2035	848	814
Series 2953, Class PG, 5.50%, 3/15/2035	148	149
Series 5417, Class V, 5.50%, 4/25/2035	2,050	2,062
Series 4492, Class BW, 3.50%, 7/15/2035	2,314	2,215
Series 3002, Class BN, 5.00%, 7/15/2035	108	107
Series 5440, Class MV, 5.00%, 7/25/2035	937	929
Series 3013, Class HZ, 5.00%, 8/15/2035	365	365
Series 5487, Class DV, 5.50%, 10/25/2035	9,642	9,773
Series 5493, Class KV, 5.50%, 11/25/2035	11,102	11,213
Series 5509, Class DV, 5.75%, 11/25/2035	14,235	14,526
Series 5504, Class DV, 5.50%, 12/25/2035	10,663	10,833
Series 3101, Class UZ, 6.00%, 1/15/2036	91	94
Series 5541, Class VJ, 5.00%, 4/25/2036	4,526	4,488
Series 3174, Class LF, 4.10%, 5/15/2036 (b)	47	47
Series 5549, Class CV, 5.00%, 5/25/2036	5,013	4,931
Series 5565, Class AV, 5.00%, 7/25/2036	5,221	5,152
Series 5576, Class AV, 5.50%, 7/25/2036	25,128	25,560
Series 3662, Class ZB, 5.50%, 8/15/2036	81	82
SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 5593, Class VA, 5.50%, 9/25/2036	7,672	7,668
Series 5605, Class AV, 5.50%, 10/25/2036	15,423	15,693
Series 4646, Class JV, 3.50%, 11/15/2036	2,509	2,495
Series 3688, Class NB, 4.50%, 11/15/2036	324	318
Series 3855, Class AM, 6.50%, 11/15/2036	437	444
Series 5615, Class AV, 5.50%, 11/25/2036	15,536	15,811
Series 3704, Class CZ, 4.00%, 12/15/2036	845	800
Series 3249, Class CL, 4.25%, 12/15/2036	302	295
Series 3258, Class PM, 5.50%, 12/15/2036	128	130
Series 5280, Class T, 5.50%, 1/25/2037	12,563	12,713
Series 5515, Class BV, 5.50%, 1/25/2037	10,266	10,371
Series 3305, Class IW, IF, IO, 2.70%, 4/15/2037 (b)	153	6
Series 3318, Class HF, 4.01%, 5/15/2037 (b)	65	64
Series 3326, Class FG, 4.10%, 6/15/2037 (b)	308	305
Series 3724, Class CM, 5.50%, 6/15/2037	179	180
Series 3351, Class ZC, 5.50%, 7/15/2037	690	696
Series 3420, Class EI, IO, 1.12%, 8/15/2037 (c)	1,313	66
Series 3429, Class S, IF, IO, 3.07%, 3/15/2038 (b)	283	19
Series 3447, Class DB, 5.00%, 5/15/2038	742	744
Series 3459, Class MB, 5.00%, 6/15/2038	49	49
Series 3575, Class ZA, 5.00%, 6/15/2038	1,992	1,981
Series 3546, Class A, 5.87%, 2/15/2039 (b)	242	244
Series 3540, Class A, 5.00%, 5/15/2039	59	59
Series 4346, Class A, 3.50%, 7/15/2039	11	11
Series 3569, Class NY, 5.00%, 8/15/2039	366	364
Series 3572, Class JS, IF, IO, 3.05%, 9/15/2039 (b)	92	3
Series 3585, Class KW, 4.50%, 10/15/2039	762	753
Series 3609, Class SA, IF, IO, 2.59%, 12/15/2039 (b)	650	30
Series 3632, Class PK, 5.00%, 2/15/2040	102	102
Series 3636, Class MZ, 5.00%, 2/15/2040	1,842	1,834
Series 3656, Class PM, 5.00%, 4/15/2040	1,360	1,352
Series 3786, Class NA, 4.50%, 7/15/2040	29	29
Series 3706, Class P, 4.00%, 8/15/2040	1,641	1,569
Series 3719, Class PJ, 4.50%, 9/15/2040	7,323	7,153
Series 4655, Class DJ, 3.00%, 10/15/2040	1,275	1,192
Series 4318, Class KZ, 4.00%, 12/15/2040	1,695	1,609
Series 3769, Class ZC, 4.50%, 12/15/2040	715	695
Series 3822, Class ZG, 4.00%, 2/15/2041	4,275	4,082
Series 4080, Class DA, 2.00%, 3/15/2041	87	85
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3862, Class GA, 4.00%, 4/15/2041	94	92
Series 3844, Class FA, 4.20%, 4/15/2041 (b)	135	134
Series 3859, Class JB, 5.00%, 5/15/2041	170	169
Series 4150, Class JE, 2.00%, 6/15/2041	323	312
Series 3884, Class BL, 4.50%, 6/15/2041	3,460	3,355
Series 3939, Class BZ, 4.50%, 6/15/2041	1,552	1,495
Series 3871, Class KB, 5.50%, 6/15/2041	7,583	7,647
Series 3881, Class AT, 5.85%, 6/15/2041	12,792	13,127
Series 4150, Class FN, 4.05%, 7/15/2041 (b)	152	152
Series 4152, Class LE, 1.75%, 8/15/2041	1,335	1,265
Series 3904, Class HC, 4.00%, 8/15/2041	368	347
Series 3906, Class B, 4.00%, 8/15/2041	1,983	1,885
Series 4150, Class FY, 4.05%, 8/15/2041 (b)	153	152
Series 3952, Class BQ, 2.00%, 10/15/2041	1,421	1,289
Series 3947, Class BH, 2.50%, 10/15/2041	2,142	1,894
Series 3934, Class KB, 5.00%, 10/15/2041	375	375
Series 3960, Class PL, 4.00%, 11/15/2041	2,199	2,131
Series 3966, Class VZ, 4.00%, 12/15/2041	492	468
Series 4550, Class NA, 3.00%, 1/15/2042	37	36
Series 4122, Class PA, 1.50%, 2/15/2042	86	83
Series 4144, Class KD, 1.75%, 3/15/2042	293	269
Series 4215, Class NA, 3.00%, 4/15/2042	42	42
Series 5296, Class CA, 5.50%, 5/25/2042	6,114	6,150
Series 4088, Class BP, 3.00%, 8/15/2042	2,643	2,362
Series 4143, Class AE, 2.00%, 9/15/2042	694	659
Series 4112, Class PB, 4.00%, 9/15/2042	500	470
Series 4158, Class TC, 1.75%, 12/15/2042	125	119
Series 4247, Class AK, 4.50%, 12/15/2042	35	35
Series 4158, Class LD, 2.00%, 1/15/2043	316	276
Series 4199, Class YZ, 3.50%, 5/15/2043	2,690	2,482
Series 4302, Class MA, 3.00%, 7/15/2043	189	187
Series 4314, Class LP, 3.50%, 7/15/2043	3	3
Series 5115, Class FD, 3.89%, 8/15/2043 (b)	4,179	4,079
Series 4330, Class PE, 3.00%, 11/15/2043	84	81
Series 4286, Class MP, 4.00%, 12/15/2043	250	237
Series 4316, Class DZ, 3.00%, 3/15/2044	2,622	2,373
Series 4338, Class A, 2.50%, 5/15/2044	166	157
Series 4505, Class P, 3.50%, 5/15/2044	461	448
Series 4571, Class EB, 3.50%, 5/15/2044	1,221	1,177
Series 4483, Class CA, 3.00%, 6/15/2044	23,461	22,513
Series 4360, Class PZ, 3.00%, 7/15/2044	941	826
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	223

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4417, Class PZ, 3.00%, 12/15/2044	2,678	2,371
Series 4545, Class PG, 3.00%, 12/15/2044	137	135
Series 4745, Class EC, 3.00%, 12/15/2044	515	510
Series 4425, Class TA, 2.00%, 1/15/2045	222	187
Series 4461, Class LZ, 3.00%, 3/15/2045	3,228	2,823
Series 4457, Class KZ, 3.00%, 4/15/2045	5,641	4,908
Series 4717, Class PA, 3.00%, 4/15/2045	9,675	9,417
Series 4478, Class PC, 2.00%, 5/15/2045	683	588
Series 4631, Class PA, 3.00%, 5/15/2045	1,364	1,260
Series 4664, Class PH, 3.50%, 5/15/2045	447	436
Series 4698, Class DA, 4.50%, 5/15/2045	966	944
Series 5427, Class DA, 5.50%, 5/25/2045	12,782	12,822
Series 5334, Class GA, 6.00%, 7/25/2045	16,896	17,075
Series 5353, Class A, 6.50%, 8/25/2045	2,215	2,238
Series 4759, Class MA, 3.00%, 9/15/2045	20	20
Series 5421, Class EA, 5.50%, 3/25/2046	8,590	8,648
Series 4591, Class QE, 2.75%, 4/15/2046	158	140
Series 4574, Class YH, 3.00%, 4/15/2046	225	198
Series 4774, Class LP, 3.50%, 9/15/2046	1,535	1,482
Series 4714, Class PA, 3.00%, 11/15/2046	1,162	1,074
Series 4830, Class AP, 4.00%, 2/15/2047	565	550
Series 4682, Class LC, 2.50%, 5/15/2047	398	334
Series 4682, Class AP, 3.00%, 5/15/2047	522	451
Series 5275, Class KA, 5.50%, 9/25/2047	5,269	5,297
Series 4740, Class JA, 3.00%, 10/15/2047	1,400	1,220
Series 5271, Class AC, 5.00%, 10/25/2047	1,859	1,853
Series 4936, Class AP, 2.50%, 9/25/2048	157	144
Series 4941, Class NP, 2.50%, 5/25/2049	617	525
Series 5585, Class LA, 4.50%, 6/25/2049	14,963	14,773
Series 5418, Class DA, 6.00%, 6/25/2049	2,587	2,612
Series 4922, Class GE, 2.50%, 7/25/2049	546	477
Series 5444, Class BC, 5.50%, 7/25/2049	3,592	3,585
Series 5501, Class EA, 6.00%, 7/25/2049	7,976	8,021
Series 4952, Class PA, 2.50%, 2/25/2050	976	826
Series 5558, Class BA, 5.50%, 7/25/2050	13,908	14,002
Series 5564, Class DA, 5.00%, 8/25/2050	7,833	7,803
Series 5574, Class CA, 5.50%, 8/25/2050	3,982	4,010
Series 5507, Class LA, 5.50%, 1/25/2051	9,036	9,092
Series 5568, Class DA, 5.00%, 3/25/2051	4,661	4,659
Series 5433, Class B, 5.50%, 4/25/2051	5,632	5,630
Series 5505, Class DA, 5.50%, 4/25/2051	10,666	10,752
Series 5502, Class DC, 5.50%, 5/25/2051	7,402	7,447
Series 5505, Class CA, 5.50%, 6/25/2051	24,461	24,506
Series 5584, Class LA, 5.50%, 6/25/2051	3,235	3,260
Series 5505, Class JA, 5.00%, 7/25/2051	9,611	9,576
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 5504, Class DA, 5.50%, 7/25/2051	8,857	8,856
Series 5515, Class BA, 5.50%, 8/25/2051	17,529	17,645
Series 5515, Class HA, 5.50%, 8/25/2051	13,144	13,229
Series 5481, Class HA, 5.50%, 11/25/2051	5,340	5,376
Series 5550, Class DC, 5.50%, 12/25/2051	8,777	8,819
Series 5397, Class CA, 5.00%, 2/25/2052	5,829	5,777
Series 5537, Class KE, 5.00%, 7/25/2052	9,466	9,428
Series 5535, Class GA, 5.00%, 8/25/2052	11,408	11,362
Series 5407, Class PA, 5.50%, 2/25/2053	4,557	4,528
Series 5536, Class PA, 5.00%, 5/25/2054	3,940	3,890
Series 5502, Class LE, 5.50%, 2/25/2055	23,395	23,474
FHLMC, STRIPS
Series 302, Class 350, 3.50%, 2/15/2028	19	19
Series 445, Class HA, 4.25%, 5/25/2031	13,162	12,961
Series 453, Class AK, 4.50%, 6/25/2031	8,371	8,220
Series 218, PO, 2/1/2032	34	30
Series 290, Class 200, 2.00%, 11/15/2032	182	171
Series 277, Class 30, 3.00%, 9/15/2042	1,898	1,675
Series 359, Class 350, 3.50%, 10/15/2047	1,106	1,012
FNMA, REMIC
Series 2012-26, Class CA, 2.50%, 3/25/2027	12	12
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	135	1
Series 2012-102, Class IB, IO, 3.50%, 9/25/2027	179	2
Series 2012-127, Class AC, 1.50%, 11/25/2027	32	31
Series 2012-124, Class HG, 2.00%, 11/25/2027	13	13
Series 2013-5, Class DA, 1.50%, 2/25/2028	19	19
Series 2013-13, Class KD, 1.50%, 3/25/2028	30	29
Series 2013-137, Class BA, 1.50%, 1/25/2029	62	61
Series 2009-15, Class AC, 5.50%, 3/25/2029	131	131
Series 2009-58, Class B, 4.50%, 8/25/2029	219	218
Series 2010-14, Class AC, 4.00%, 3/25/2030	49	48
Series 2010-92, Class B, 4.50%, 8/25/2030	1,140	1,132
Series 2016-8, Class CA, 2.00%, 3/25/2031	4,227	4,065
Series 2011-45, Class ZA, 4.00%, 5/25/2031	4,311	4,239
Series 2001-38, Class EA, PO, 8/25/2031	1	1
SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2015-89, Class KE, 2.00%, 11/25/2031	24	23
Series 2001-81, Class HE, 6.50%, 1/25/2032	774	794
Series 2002-34, Class FA, 4.25%, 5/18/2032 (b)	11	11
Series 2012-112, Class AY, 3.00%, 10/25/2032	13,425	12,858
Series 2013-109, Class BA, 3.00%, 10/25/2032	123	122
Series 2002-64, Class PG, 5.50%, 10/25/2032	626	632
Series 2004-61, Class FH, 4.56%, 11/25/2032 (b)	292	294
Series 2002-77, Class TF, 4.75%, 12/18/2032 (b)	60	61
Series 2012-134, Class JY, 3.00%, 12/25/2032	13,255	12,681
Series 2002-77, Class QG, 5.50%, 12/25/2032	142	144
Series 2002-84, Class DZ, 5.50%, 12/25/2032	73	74
Series 2002-94, Class BZ, 5.50%, 1/25/2033	406	410
Series 2013-18, Class TG, 2.00%, 2/25/2033	89	87
Series 2003-7, Class FB, 4.51%, 2/25/2033 (b)	90	90
Series 2013-31, Class NL, 4.00%, 4/25/2033	185	181
Series 2003-42, Class CI, IO, 6.50%, 5/25/2033	67	6
Series 2003-63, Class A7, 5.50%, 6/25/2033	795	801
Series 2003-49, IO, 6.50%, 6/25/2033	95	12
Series 2013-69, Class L, 3.00%, 7/25/2033	7,480	7,116
Series 2003-58, Class GL, 3.50%, 7/25/2033	50	48
Series 2013-133, Class WA, 3.00%, 8/25/2033	736	719
Series 2013-91, Class DZ, 3.00%, 9/25/2033	18,414	17,560
Series 2013-97, Class EL, 3.00%, 9/25/2033	10,466	9,995
Series 2003-84, Class PZ, 5.00%, 9/25/2033	26	26
Series 2003-107, Class ZD, 6.00%, 11/25/2033	644	655
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-126, Class JZ, 3.50%, 12/25/2033	11,493	11,130
Series 2013-129, Class CZ, 2.50%, 1/25/2034	6,778	6,354
Series 2003-129, Class ZT, 5.50%, 1/25/2034	3,307	3,365
Series 2004-38, Class AO, PO, 5/25/2034	1,044	902
Series 2014-23, Class CZ, 3.50%, 5/25/2034	5,359	5,158
Series 2023-25, Class LV, 5.50%, 5/25/2034	5,473	5,522
Series 2004-72, Class F, 4.26%, 9/25/2034 (b)	23	23
Series 2004-91, Class BR, 5.50%, 12/25/2034	30	30
Series 2004-90, Class ZU, 6.00%, 12/25/2034	523	535
Series 2005-5, Class PA, 5.00%, 1/25/2035	64	63
Series 2004-101, Class AR, 5.50%, 1/25/2035	3	3
Series 2024-8, Class V, 5.50%, 2/25/2035	24,390	24,575
Series 2005-27, Class HZ, 5.00%, 4/25/2035	853	851
Series 2005-31, Class PB, 5.50%, 4/25/2035	228	232
Series 2015-31, Class UY, 3.00%, 5/25/2035	2,871	2,703
Series 2005-38, Class FK, 4.06%, 5/25/2035 (b)	163	162
Series 2015-41, Class CA, 3.00%, 6/25/2035	268	252
Series 2005-66, Class PF, 4.01%, 7/25/2035 (b)	34	34
Series 2005-55, Class PN, 5.50%, 7/25/2035	1,004	1,013
Series 2005-64, Class PL, 5.50%, 7/25/2035	17	17
Series 2005-103, Class BT, IF, 6.50%, 7/25/2035 (b)	133	132
Series 2010-39, Class FT, 4.71%, 10/25/2035 (b)	299	302
Series 2005-88, Class ZC, 5.00%, 10/25/2035	993	994
Series 2007-109, Class VZ, 5.00%, 10/25/2035	727	725
Series 2005-84, Class MB, 5.75%, 10/25/2035	176	179
Series 2015-87, Class TB, 4.00%, 11/25/2035	1,993	1,946
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	225

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-101, Class B, 5.00%, 11/25/2035	443	444
Series 2005-99, Class AF, 4.11%, 12/25/2035 (b)	54	53
Series 2014-88, Class ER, 2.50%, 2/25/2036	22	21
Series 2025-18, Class HV, 5.50%, 2/25/2036	13,428	13,579
Series 2006-16, Class FC, 4.06%, 3/25/2036 (b)	28	28
Series 2006-14, Class DB, 5.50%, 3/25/2036	180	182
Series 2006-3, Class ZA, 5.50%, 3/25/2036	4,457	4,488
Series 2006-27, Class BF, 4.06%, 4/25/2036 (b)	43	43
Series 2025-31, Class MV, 5.50%, 4/25/2036	10,881	10,992
Series 2025-31, Class NV, 5.50%, 4/25/2036	4,541	4,544
Series 2025-29, Class KV, 5.00%, 5/25/2036	7,793	7,683
Series 2006-46, Class FW, 4.16%, 6/25/2036 (b)	113	113
Series 2006-42, Class PF, 4.17%, 6/25/2036 (b)	86	85
Series 2006-50, Class PE, 5.00%, 6/25/2036	171	170
Series 2009-71, Class JT, 6.00%, 6/25/2036	102	104
Series 2006-58, Class ST, IF, IO, 3.39%, 7/25/2036 (b)	355	28
Series 2006-101, Class FC, 4.06%, 7/25/2036 (b)	20	20
Series 2006-101, Class FD, 4.06%, 7/25/2036 (b)	13	13
Series 2006-56, Class DC, 4.41%, 7/25/2036 (b)	104	102
Series 2025-62, Class CV, 5.50%, 7/25/2036	7,528	7,534
Series 2025-62, Class VB, 5.50%, 7/25/2036	7,665	7,670
Series 2025-62, Class HV, 5.00%, 8/25/2036	6,437	6,343
Series 2025-65, Class V, 5.00%, 8/25/2036	12,913	12,806
Series 2025-66, Class LV, 5.00%, 8/25/2036	10,159	10,110
Series 2025-75, Class AV, 5.50%, 8/25/2036	11,358	11,553
Series 2007-1, Class NF, 4.01%, 2/25/2037 (b)	71	71
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-22, Class SC, IF, IO, 2.32%, 3/25/2037 (b)	5	—
Series 2007-16, Class FC, 4.51%, 3/25/2037 (b)	9	9
Series 2007-33, Class MS, IF, IO, 2.83%, 4/25/2037 (b)	592	43
Series 2007-B2, Class ZA, 5.50%, 6/25/2037	973	980
Series 2007-61, Class PE, 5.50%, 7/25/2037	1,551	1,572
Series 2008-5, Class PE, 5.00%, 8/25/2037	48	47
Series 2007-85, Class SH, IF, IO, 2.74%, 9/25/2037 (b)	451	15
Series 2007-117, Class FM, 4.46%, 1/25/2038 (b)	83	83
Series 2007-117, Class MF, 4.46%, 1/25/2038 (b)	156	156
Series 2008-18, Class SE, IF, IO, 2.51%, 3/25/2038 (b)	66	4
Series 2008-25, Class DZ, 5.75%, 4/25/2038	343	336
Series 2022-8, Class D, 2.00%, 8/25/2038	6,417	5,971
Series 2008-83, Class CA, 6.00%, 9/25/2038	274	283
Series 2009-29, Class LA, 1.05%, 5/25/2039 (b)	577	519
Series 2013-25, Class DC, 2.50%, 6/25/2039	177	172
Series 2009-59, Class HB, 5.00%, 8/25/2039	657	655
Series 2009-70, Class FA, 4.96%, 9/25/2039 (b)	51	53
Series 2009-73, Class HJ, 6.00%, 9/25/2039	72	73
Series 2009-86, Class PE, 5.00%, 10/25/2039	1,454	1,447
Series 2013-125, Class AB, 4.00%, 11/25/2039	122	118
Series 2009-87, Class B, 4.50%, 11/25/2039	397	396
Series 2009-112, Class SW, IF, IO, 2.49%, 1/25/2040 (b)	1,308	93
Series 2010-35, Class KF, 4.26%, 4/25/2040 (b)	8	8
Series 2010-37, Class CY, 5.00%, 4/25/2040	28	28
Series 2011-61, Class ZA, 5.00%, 4/25/2040	490	488
SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2010-43, Class HJ, 5.50%, 5/25/2040	96	97
Series 2010-58, Class FA, 4.31%, 6/25/2040 (b)	158	158
Series 2010-58, Class FY, 4.49%, 6/25/2040 (b)	83	84
Series 2010-64, Class DM, 5.00%, 6/25/2040	212	212
Series 2010-109, Class M, 3.00%, 9/25/2040	494	481
Series 2010-126, Class LI, IO, 4.00%, 11/25/2040	49	2
Series 2011-74, Class LQ, 4.50%, 11/25/2040	11,785	11,605
Series 2010-154, Class MW, 3.50%, 1/25/2041	1,936	1,861
Series 2011-63, Class LB, 4.00%, 1/25/2041	1,752	1,680
Series 2011-18, Class KY, 4.00%, 3/25/2041	393	375
Series 2011-35, Class PE, 4.00%, 4/25/2041	641	605
Series 2011-53, Class FT, 4.34%, 6/25/2041 (b)	66	65
Series 2011-52, Class GB, 5.00%, 6/25/2041	53	52
Series 2011-53, Class QT, 5.80%, 6/25/2041	3,860	3,926
Series 2011-128, Class KP, 4.50%, 7/25/2041	15	15
Series 2011-59, Class NZ, 5.50%, 7/25/2041	389	391
Series 2011-64, Class DT, 5.80%, 7/25/2041	22,577	23,085
Series 2012-147, Class NE, 1.75%, 8/25/2041	510	496
Series 2012-14, Class PA, 2.00%, 8/25/2041	69	66
Series 2013-72, Class LY, 3.50%, 8/25/2041	100	99
Series 2013-126, Class CA, 4.00%, 9/25/2041	130	128
Series 2011-123, Class BP, 2.00%, 10/25/2041	1,635	1,524
Series 2012-64, Class PK, 4.50%, 12/25/2041	597	587
Series 2012-113, Class DC, 2.25%, 1/25/2042	49	48
Series 2012-27, Class PL, 2.00%, 2/25/2042	54	52
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2012-139, Class NY, 5.00%, 2/25/2042	765	766
Series 2012-133, Class AP, 1.75%, 3/25/2042	2,109	1,929
Series 2012-100, Class TL, 4.00%, 4/25/2042	141	137
Series 2013-9, Class CB, 5.50%, 4/25/2042	7,274	7,360
Series 2013-73, Class PG, 2.50%, 6/25/2042	395	376
Series 2012-128, Class VF, 4.01%, 6/25/2042 (b)	190	189
Series 2013-93, Class PJ, 3.00%, 7/25/2042	331	320
Series 2013-96, Class FY, 4.11%, 7/25/2042 (b)	119	118
Series 2013-34, Class PC, 2.50%, 8/25/2042	252	240
Series 2014-18, Class DE, 4.00%, 8/25/2042	386	377
Series 2012-94, Class K, 2.00%, 9/25/2042	640	548
Series 2013-60, Class PD, 2.00%, 10/25/2042	310	291
Series 2012-112, Class DA, 3.00%, 10/25/2042	1,330	1,194
Series 2013-81, Class NC, 3.00%, 10/25/2042	34	34
Series 2013-6, Class HD, 1.50%, 12/25/2042	241	212
Series 2013-35, Class LP, 3.00%, 1/25/2043	4,677	4,555
Series 2013-61, Class BA, 3.00%, 1/25/2043	1,078	1,007
Series 2013-10, Class PA, 1.50%, 2/25/2043	676	577
Series 2013-10, Class UB, 2.00%, 2/25/2043	791	666
Series 2013-58, Class FP, 4.01%, 2/25/2043 (b)	345	342
Series 2013-18, Class BZ, 3.00%, 3/25/2043	3,169	3,038
Series 2013-100, Class PL, 4.50%, 3/25/2043	378	371
Series 2013-66, Class LB, 1.50%, 4/25/2043	14	14
Series 2013-33, Class UZ, 3.50%, 4/25/2043	6,525	6,017
Series 2013-64, Class PF, 4.01%, 4/25/2043 (b)	304	301
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	227

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2013-66, Class MB, 3.00%, 7/25/2043	1,454	1,302
Series 2014-32, Class DK, 3.00%, 8/25/2043	243	235
Series 2013-92, Class DE, 4.00%, 9/25/2043	600	557
Series 2015-34, Class UP, 3.00%, 11/25/2043	377	364
Series 2020-45, Class CB, 2.00%, 2/25/2044	2,530	2,395
Series 2025-2, Class GB, 4.00%, 2/25/2044	1,611	1,554
Series 2016-80, Class KV, 3.00%, 6/25/2044	1,018	1,007
Series 2014-56, Class Z, 3.50%, 9/25/2044	4,425	4,072
Series 2016-100, Class P, 3.50%, 11/25/2044	39	37
Series 2015-28, Class JE, 3.00%, 5/25/2045	15,836	15,145
Series 2015-33, Class DT, 2.50%, 6/25/2045	265	249
Series 2015-51, Class KC, 3.00%, 6/25/2045	134	128
Series 2023-12, Class GB, 6.00%, 6/25/2045	13,067	13,231
Series 2023-42, Class B, 6.00%, 7/25/2045	9,398	9,512
Series 2017-18, Class DA, 3.00%, 8/25/2045	229	227
Series 2016-84, Class LA, 3.00%, 12/25/2045	544	509
Series 2016-2, Class GA, 3.00%, 2/25/2046	1,088	1,016
Series 2024-20, Class HD, 5.50%, 3/25/2046	3,891	3,911
Series 2017-15, Class PE, 3.50%, 4/25/2046	725	687
Series 2016-26, Class CG, 3.00%, 5/25/2046	19,533	18,589
Series 2024-51, Class HL, 5.00%, 6/25/2046	2,255	2,218
Series 2017-68, Class HQ, 3.00%, 7/25/2046	815	753
Series 2016-80, Class JP, 3.00%, 11/25/2046	494	432
Series 2017-27, Class E, 3.00%, 11/25/2046	1,723	1,570
Series 2017-85, Class HA, 3.00%, 12/25/2046	847	787
Series 2017-11, Class PH, 2.50%, 3/25/2047	147	122
Series 2018-8, Class KL, 2.50%, 3/25/2047	7,247	6,486
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-10, Class AE, 3.00%, 3/25/2047	2,050	1,923
Series 2017-9, Class B, 3.00%, 3/25/2047	1,404	1,321
Series 2017-10, Class FA, 4.16%, 3/25/2047 (b)	119	118
Series 2017-84, Class JA, 2.75%, 9/25/2047	445	387
Series 2017-96, Class MA, 3.00%, 12/25/2047	354	306
Series 2018-37, Class BC, 3.50%, 12/25/2047	194	181
Series 2024-41, Class GA, 5.50%, 2/25/2048	2,355	2,368
Series 2018-15, Class NZ, 3.00%, 3/25/2048	6,215	5,507
Series 2018-15, Class ZG, 3.50%, 3/25/2048	1,387	1,234
Series 2019-17, Class KA, 3.50%, 4/25/2048	111	108
Series 2019-65, Class PA, 2.50%, 5/25/2048	106	96
Series 2019-11, Class EA, 3.00%, 5/25/2048	421	393
Series 2019-20, Class PB, 2.75%, 7/25/2048	203	181
Series 2018-87, Class BA, 4.00%, 7/25/2048	75	72
Series 2020-94, PO, 9/25/2048	301	242
Series 2019-51, Class DW, 3.50%, 11/25/2048	251	246
Series 2026-9, Class DA, 5.50%, 11/25/2048	17,534	17,541
Series 2023-61, Class G, 5.50%, 1/25/2049	8,746	8,772
Series 2020-49, Class GA, 1.50%, 2/25/2049	1,878	1,532
Series 2019-3, Class AB, 3.20%, 2/25/2049	7,064	6,703
Series 2019-13, Class CG, 4.50%, 4/25/2049	1,907	1,861
Series 2019-18, Class BA, 3.50%, 5/25/2049	5,204	4,916
Series 2019-70, Class JA, 2.50%, 9/25/2049	85	74
Series 2019-72, Class KA, 2.50%, 9/25/2049	124	106
Series 2020-15, Class EA, 2.00%, 10/25/2049	503	419
Series 2019-70, Class MB, 2.50%, 12/25/2049	1,000	753
SEE NOTES TO FINANCIAL STATEMENTS.

228	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-81, Class LA, 2.50%, 12/25/2049	268	230
Series 2020-7, Class DZ, 3.00%, 2/25/2050	595	489
Series 2020-15, Class EM, 3.00%, 3/25/2050	464	388
Series 2025-2, Class BA, 6.00%, 3/25/2050	6,365	6,390
Series 2025-29, Class A, 5.50%, 6/25/2050	5,525	5,562
Series 2024-81, Class BA, 5.00%, 7/25/2050	5,022	5,015
Series 2025-57, Class B, 5.50%, 9/25/2050	5,439	5,478
Series 2024-60, Class H, 5.00%, 11/25/2050	6,207	6,197
Series 2025-41, Class JA, 5.00%, 3/25/2051	4,982	4,976
Series 2024-65, Class DB, 5.00%, 5/25/2051	6,067	6,059
Series 2024-101, Class DA, 5.50%, 5/25/2051	6,597	6,650
Series 2024-50, Class DA, 5.50%, 5/25/2051	341	340
Series 2024-26, Class A, 5.00%, 7/25/2051	7,800	7,770
Series 2025-62, Class BA, 5.50%, 11/25/2051	13,512	13,571
Series 2025-44, Class A, 5.00%, 12/25/2051	3,134	3,122
Series 2025-66, Class LA, 5.00%, 12/25/2051	12,049	11,997
Series 2025-42, Class EA, 5.00%, 1/25/2052	7,735	7,714
Series 2025-42, Class NA, 5.50%, 4/25/2052	9,844	9,908
Series 2025-29, Class KJ, 5.25%, 5/25/2052	7,429	7,441
Series 2025-44, Class EA, 5.00%, 6/25/2052	4,481	4,464
Series 2025-31, Class NA, 5.50%, 6/25/2052	8,440	8,495
Series 2022-43, Class P, 4.00%, 7/25/2052	6,165	5,924
Series 2025-59, Class NA, 5.00%, 8/25/2052	7,393	7,366
Series 2024-96, Class EA, 5.50%, 3/25/2053	8,643	8,705
Series 2024-58, Class BA, 5.00%, 9/25/2053	12,138	12,090
Series 2019-33, Class MA, 3.50%, 7/25/2055	221	218
Series 2018-70, Class HA, 3.50%, 10/25/2056	325	314
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA, REMIC, Whole Loan
Series 2007-54, Class FA, 4.16%, 6/25/2037 (b)	77	76
Series 2007-106, Class A7, 6.04%, 10/25/2037 (b)	80	79
Series 2001-50, Class BA, 7.00%, 10/25/2041	26	26
FNMA, STRIPS
Series 289, Class 1, PO, 11/25/2027	8	8
Series 334, Class 17, IO, 6.50%, 2/25/2033 (b)	59	6
Series 334, Class 13, IO, 6.00%, 3/25/2033 (b)	50	5
Series 334, Class 9, IO, 6.00%, 3/25/2033	133	13
Series 356, Class 16, IO, 5.50%, 6/25/2035 (b)	33	4
Series 359, Class 16, IO, 5.50%, 10/25/2035 (b)	36	5
Series 369, Class 19, IO, 6.00%, 10/25/2036 (b)	20	3
Series 369, Class 26, IO, 6.50%, 10/25/2036 (b)	14	2
Series 386, Class 20, IO, 6.50%, 8/25/2038 (b)	90	15
Series 394, Class C3, IO, 6.50%, 9/25/2038	151	23
Series 411, Class A3, 3.00%, 8/25/2042	802	723
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 4.02%, 11/25/2046 (b)	515	511
GNMA
Series 2013-75, Class AC, 1.50%, 5/20/2028	109	107
Series 2003-102, Class PE, 6.00%, 11/20/2033	472	472
Series 2023-131, Class KV, 6.00%, 7/20/2034	3,306	3,326
Series 2024-26, Class NV, 6.00%, 12/20/2034	9,048	9,242
Series 2025-22, Class HV, 5.00%, 2/20/2036	5,681	5,630
Series 2006-26, Class S, IF, IO, 2.73%, 6/20/2036 (b)	2,038	12
Series 2025-149, Class BV, 5.00%, 9/20/2036	4,811	4,769
Series 2007-16, Class KU, IF, IO, 2.88%, 4/20/2037 (b)	1,066	6
Series 2009-106, Class XL, IF, IO, 2.98%, 6/20/2037 (b)	932	18
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	229

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2008-75, Class SP, IF, IO, 3.70%, 8/20/2038 (b)	443	9
Series 2009-14, Class SA, IF, IO, 2.31%, 3/20/2039 (b)	1,343	23
Series 2009-14, Class KS, IF, IO, 2.53%, 3/20/2039 (b)	557	11
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	162	6
Series 2009-75, Class NB, 4.50%, 6/20/2039	6	6
Series 2010-59, Class HZ, 4.50%, 5/16/2040	816	797
Series 2010-98, Class ME, 4.50%, 8/20/2040	6,776	6,682
Series 2025-2, Class EA, 4.50%, 9/20/2040	12,923	12,869
Series 2013-71, Class NA, 2.50%, 8/20/2041	17	16
Series 2012-96, Class WP, 6.50%, 8/16/2042	1,593	1,632
Series 2013-42, Class ND, 1.75%, 11/20/2042	51	47
Series 2013-28, Class DE, 1.75%, 12/20/2042	150	133
Series 2014-3, Class GA, 2.50%, 1/16/2044	2,135	1,999
Series 2014-12, Class ZA, 3.00%, 1/20/2044	11,206	10,263
Series 2014-41, Class AL, 2.25%, 3/16/2044	2,957	2,750
Series 2014-137, Class DT, 2.25%, 9/16/2044	5,612	5,199
Series 2016-25, Class QH, 3.00%, 12/16/2044	693	659
Series 2015-80, Class CP, 4.50%, 6/20/2045	171	164
Series 2015-80, Class CQ, 5.00%, 6/20/2045	124	120
Series 2018-36, Class AM, 3.00%, 7/20/2045	207	201
Series 2016-79, Class LA, 3.00%, 9/20/2045	55	55
Series 2016-90, Class MA, 3.00%, 10/20/2045	28	27
Series 2024-84, Class BA, 5.75%, 11/20/2045	8,788	8,814
Series 2023-107, Class PA, 5.50%, 1/20/2046	4,338	4,350
Series 2020-125, Class AG, 2.50%, 2/20/2046	633	615
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2016-91, Class WH, 2.75%, 3/20/2046	717	646
Series 2023-196, Class A, 4.50%, 4/20/2046	5,457	5,401
Series 2024-43, Class DA, 5.50%, 7/20/2047	21,728	21,845
Series 2017-139, Class PE, 2.75%, 8/20/2047	2,978	2,508
Series 2023-164, Class DA, 5.50%, 10/20/2047	1,987	1,988
Series 2018-34, Class TY, 3.50%, 3/20/2048	679	596
Series 2023-43, Class AB, 5.50%, 4/20/2048	4,924	4,906
Series 2024-89, Class AM, 5.50%, 3/20/2049	13,785	13,875
Series 2024-43, Class JA, 5.50%, 5/20/2049	10,190	10,202
Series 2019-74, Class AT, 3.00%, 6/20/2049	340	308
Series 2023-58, Class BA, 5.00%, 6/20/2049	2,136	2,108
Series 2019-145, Class PA, 3.50%, 8/20/2049	115	109
Series 2023-183, Class A, 4.50%, 11/20/2049	3,343	3,329
Series 2020-5, Class NA, 3.50%, 12/20/2049	2,346	2,145
Series 2020-74, Class DY, 2.00%, 5/20/2050	711	576
Series 2020-83, Class KP, 3.00%, 6/20/2050	230	196
Series 2025-99, Class DE, 5.00%, 6/20/2050	8,672	8,633
Series 2025-22, Class HE, 5.00%, 7/20/2050	10,116	10,075
Series 2023-147, Class AC, 6.00%, 7/20/2050	5,000	5,012
Series 2024-42, Class B, 5.50%, 12/20/2050	22,191	22,321
Series 2025-127, Class AB, 5.00%, 1/20/2051	7,313	7,233
Series 2025-113, Class KA, 5.50%, 8/20/2051	19,277	19,471
Series 2024-167, Class DE, 5.00%, 10/20/2051	11,870	11,801
Series 2023-39, Class KP, 5.50%, 10/20/2051	3,878	3,892
Series 2025-44, Class CA, 5.00%, 12/20/2051	18,307	18,174
SEE NOTES TO FINANCIAL STATEMENTS.

230	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2024-24, Class AD, 5.00%, 3/20/2052	8,336	8,287
Series 2025-113, Class HA, 5.50%, 3/20/2052	6,487	6,476
Series 2024-101, Class ED, 5.00%, 4/20/2052	9,808	9,773
Series 2024-8, Class WA, 5.00%, 7/20/2052	3,330	3,278
Series 2025-116, Class GA, 5.00%, 7/20/2052	10,527	10,486
Series 2025-22, Class A, 5.00%, 9/20/2052	5,047	5,009
Series 2025-113, Class NA, 5.00%, 4/20/2053	11,637	11,573
Series 2023-80, Class AC, 6.00%, 6/20/2053	3,472	3,503
Series 2025-89, Class EC, 5.00%, 11/20/2053	1,576	1,558
Series 2024-46, Class KB, 5.00%, 12/20/2053	1,686	1,663
Series 2024-79, Class PT, 6.00%, 5/20/2054	5,339	5,305
Series 2024-144, Class DB, 6.50%, 9/20/2054	3,653	3,687
Series 2024-203, Class HA, 6.50%, 10/20/2054	1,720	1,739
Series 2025-22, Class LG, 5.00%, 1/20/2055	26,100	25,705
Series 2025-63, Class PA, 5.00%, 3/20/2055	8,247	8,142
Series 2024-19, Class E, 5.00%, 9/20/2057	10,578	10,545
Series 2023-115, Class E, 5.50%, 11/20/2057	6,231	6,253
Series 2010-H26, Class LF, 4.13%, 8/20/2058 (b)	3	3
Series 2024-19, Class EB, 5.50%, 6/20/2059	3,506	3,524
Series 2010-H03, Class FA, 4.41%, 3/20/2060 (b)	323	323
Series 2011-H07, Class FA, 4.28%, 2/20/2061 (b)	248	248
Series 2011-H08, Class FA, 4.38%, 2/20/2061 (b)	193	193
Series 2011-H11, Class FA, 4.28%, 3/20/2061 (b)	40	40
Series 2011-H11, Class FB, 4.28%, 4/20/2061 (b)	38	38
Series 2011-H21, Class FA, 4.38%, 10/20/2061 (b)	21	21
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-H05, Class FB, 4.22%, 2/20/2062 (b)	58	57
Series 2012-H14, Class FK, 4.36%, 7/20/2062 (b)	24	24
Series 2012-H18, Class NA, 4.30%, 8/20/2062 (b)	22	22
Series 2012-H20, Class BA, 4.34%, 9/20/2062 (b)	47	46
Series 2012-H23, Class WA, 4.30%, 10/20/2062 (b)	26	26
Series 2012-H29, Class FA, 4.30%, 10/20/2062 (b)	6	6
Series 2012-H30, Class GA, 4.13%, 12/20/2062 (b)	24	24
Series 2023-112, Class BA, 6.50%, 12/20/2062	3,153	3,202
Series 2013-H08, Class FA, 4.13%, 3/20/2063 (b)	107	107
Series 2013-H11, Class FA, 4.23%, 4/20/2063 (b)	28	28
Series 2013-H14, Class FG, 4.25%, 5/20/2063 (b)	85	85
Series 2013-H15, Class FA, 4.32%, 6/20/2063 (b)	75	75
Series 2013-H19, Class FC, 4.38%, 8/20/2063 (b)	117	117
Series 2014-H05, Class FB, 4.38%, 12/20/2063 (b)	18	18
Series 2014-H02, Class FB, 4.43%, 12/20/2063 (b)	79	79
Series 2024-64, Class ED, 5.50%, 4/20/2064	3,695	3,669
Series 2014-H16, Class FL, 4.21%, 7/20/2064 (b)	126	126
Series 2014-H14, Class GF, 4.25%, 7/20/2064 (b)	17	17
Series 2014-H21, Class FA, 4.43%, 10/20/2064 (b)	50	50
Series 2015-H04, Class FL, 4.21%, 2/20/2065 (b)	23	23
Series 2015-H06, Class FB, 4.43%, 2/20/2065 (b)	2,038	2,042
Series 2015-H13, Class FG, 4.18%, 4/20/2065 (b)	41	40
Series 2015-H10, Class FH, 4.38%, 4/20/2065 (b)	202	202
Series 2015-H09, Class FA, 4.40%, 4/20/2065 (b)	65	65
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	231

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2015-H10, Class FK, 4.40%, 4/20/2065 (b)	2,331	2,335
Series 2015-H14, Class FB, 4.21%, 5/20/2065 (b)	12	12
Series 2015-H12, Class FB, 4.38%, 5/20/2065 (b)	1,377	1,378
Series 2015-H12, Class FD, 4.38%, 5/20/2065 (b)	248	248
Series 2015-H14, Class FA, 4.35%, 6/20/2065 (b)	586	586
Series 2015-H16, Class FM, 4.38%, 7/20/2065 (b)	492	492
Series 2015-H24, Class FA, 4.43%, 9/20/2065 (b)	1,085	1,087
Series 2015-H27, Class FA, 4.53%, 9/20/2065 (b)	222	223
Series 2015-H25, Class FD, 4.43%, 10/20/2065 (b)	1,266	1,268
Series 2015-H29, Class FA, 4.48%, 10/20/2065 (b)	1	1
Series 2015-H29, Class FJ, 4.46%, 11/20/2065 (b)	610	612
Series 2016-H01, Class FA, 4.68%, 1/20/2066 (b)	735	739
Series 2016-H06, Class FC, 4.70%, 2/20/2066 (b)	374	376
Series 2016-H06, Class FA, 4.73%, 2/20/2066 (b)	508	511
Series 2016-H09, Class FN, 4.63%, 3/20/2066 (b)	488	491
Series 2016-H14, Class FA, 4.58%, 6/20/2066 (b)	215	216
Series 2016-H22, Class FA, 4.55%, 10/20/2066 (b)	897	901
Series 2016-H24, Class AF, 4.63%, 11/20/2066 (b)	430	432
Series 2017-H07, Class FG, 4.24%, 2/20/2067 (b)	59	59
Series 2017-H14, Class FD, 4.25%, 6/20/2067 (b)	99	99
Series 2017-H16, Class CF, 4.25%, 7/20/2067 (b)	1,922	1,920
Series 2017-H15, Class FN, 4.28%, 7/20/2067 (b)	42	42
Series 2017-H19, Class FA, 4.23%, 8/20/2067 (b)	132	132
Series 2018-H04, Class FG, 4.06%, 2/20/2068 (b)	64	63
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-H07, Class FE, 4.13%, 2/20/2068 (b)	13	13
Series 2019-H01, Class FT, 4.18%, 10/20/2068 (b)	96	96
Series 2019-H05, Class FT, 4.42%, 4/20/2069 (b)	334	333
Series 2019-H10, Class FC, 4.43%, 6/20/2069 (b)	13,872	13,909
Series 2019-H14, Class FH, 4.48%, 8/20/2069 (b)	9,871	9,894
Series 2020-H13, Class FK, 4.28%, 7/20/2070 (b)	1,500	1,500
GS Mortgage-Backed Securities Trust Series 2026-HE1, Class A1, 5.24%, 3/25/2066 (a) (b)	35,376	35,529
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (a) (c)	16,390	16,359
JPMorgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	84	80
Series 2006-A2, Class 4A1, 6.01%, 8/25/2034 (b)	192	195
Legacy Mortgage Asset Trust Series 2021-GS3, Class A1, 5.75%, 7/25/2061 (a) (c)	2,063	2,064
LHOME Mortgage Trust
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (a) (c)	13,067	13,070
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (a) (c)	9,079	9,093
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (b)	3,500	3,501
Series 2025-RTL3, Class A1, 5.24%, 8/25/2040 (a) (c)	12,842	12,811
Series 2026-RTL1, Class A1, 4.91%, 1/25/2041 (a) (c)	26,326	26,071
MASTR Alternative Loan Trust Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (a) (c)	12,170	12,182
Series 2021-NQM2, Class A1, 1.03%, 11/25/2064 (a) (b)	631	556
MOO Securitization Trust
Series 2026-RM1, Class A1, 4.50%, 3/25/2066 ‡ (a) (b)	5,000	4,752
4.75%, 7/25/2066 ‡	13,000	12,318
SEE NOTES TO FINANCIAL STATEMENTS.

232	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (c)	8,162	8,170
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (c)	15,750	15,713
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR6, Class 4A1, 4.30%, 12/25/2035 (b)	1,150	262
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (c)	2,415	2,414
OBX Trust Series 2020-EXP3, Class 2A1, 4.68%, 1/25/2060 (a) (b)	228	229
OLIT Series 2025-HB2, Class A, 3.00%, 11/25/2038 ‡ (a) (b)	3,487	3,408
PRET Trust Series 2026-RPL3, Class A1, 4.40%, 6/25/2070 (a) (c)	38,135	36,919
Provident Funding Mortgage Trust Series 2025-3, Class A4, 5.50%, 8/25/2055 (a) (b)	5,553	5,523
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (a) (c)	3,080	3,077
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (a) (c)	13,600	13,597
TVC Mortgage Trust Series 2026-RRTL1, Class A1, 4.96%, 2/25/2041 (a) (c)	8,339	8,229
Total Collateralized Mortgage Obligations (Cost $2,285,626)		2,251,786
Mortgage-Backed Securities — 4.9%
FHLMC
Pool # 1B2844, ARM, 5.80%, 3/1/2035 (b)	23	23
Pool # 1L1380, ARM, 6.34%, 3/1/2035 (b)	268	276
Pool # 1L1379, ARM, 6.40%, 10/1/2035 (b)	271	280
Pool # 1G1861, ARM, 6.17%, 3/1/2036 (b)	106	109
Pool # 1J1380, ARM, 6.74%, 3/1/2036 (b)	13	13
Pool # 1J1313, ARM, 5.91%, 6/1/2036 (b)	25	26
Pool # 1G1028, ARM, 6.16%, 7/1/2036 (b)	9	10
Pool # 1N0273, ARM, 5.97%, 8/1/2036 (b)	37	37
Pool # 1K0035, ARM, 6.10%, 8/1/2036 (b)	9	10
Pool # 1J1393, ARM, 6.01%, 10/1/2036 (b)	84	85
Pool # 1J1378, ARM, 6.01%, 11/1/2036 (b)	78	80
Pool # 1N0346, ARM, 5.69%, 12/1/2036 (b)	82	83
Pool # 1J1467, ARM, 6.22%, 12/1/2036 (b)	72	74
Pool # 1J1541, ARM, 6.06%, 1/1/2037 (b)	236	241
Pool # 1J1516, ARM, 5.88%, 2/1/2037 (b)	14	14
Pool # 1N1458, ARM, 5.57%, 3/1/2037 (b)	71	72
Pool # 1J1635, ARM, 5.71%, 3/1/2037 (b)	92	94
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 1J1522, ARM, 6.31%, 3/1/2037 (b)	27	28
Pool # 1Q0339, ARM, 6.16%, 4/1/2037 (b)	5	5
Pool # 1Q0697, ARM, 5.65%, 5/1/2037 (b)	375	385
Pool # 1J1681, ARM, 6.36%, 6/1/2037 (b)	269	277
Pool # 1J1685, ARM, 6.36%, 6/1/2037 (b)	124	126
Pool # 847871, ARM, 5.09%, 8/1/2037 (b)	88	88
Pool # 1J2834, ARM, 6.64%, 8/1/2037 (b)	12	12
Pool # 1Q0476, ARM, 6.52%, 10/1/2037 (b)	53	54
Pool # 1J2945, ARM, 6.50%, 11/1/2037 (b)	42	43
Pool # 1Q0894, ARM, 6.24%, 1/1/2038 (b)	92	95
Pool # 1Q0722, ARM, 6.20%, 4/1/2038 (b)	91	93
FHLMC Gold Pools, 15 Year
Pool # G14973, 4.00%, 12/1/2028	12	12
Pool # J30812, 3.00%, 2/1/2030	2,355	2,303
Pool # J31731, 3.00%, 5/1/2030	83	81
Pool # G16018, 3.00%, 12/1/2031	1,589	1,536
Pool # G18643, 2.50%, 5/1/2032	5,305	5,060
FHLMC Gold Pools, 20 Year
Pool # G30325, 5.50%, 3/1/2027	7	7
Pool # C91261, 4.50%, 8/1/2029	26	26
Pool # C91349, 4.50%, 12/1/2030	38	38
Pool # G30565, 4.50%, 10/1/2031	82	81
Pool # G30701, 5.00%, 11/1/2031	28	28
Pool # C91388, 3.50%, 2/1/2032	903	880
Pool # C91447, 3.50%, 5/1/2032	71	69
Pool # C91449, 4.00%, 5/1/2032	261	257
Pool # C91581, 3.00%, 11/1/2032	391	375
Pool # K90311, 3.00%, 4/1/2033	799	764
Pool # G30669, 4.50%, 12/1/2033	535	530
Pool # C91761, 4.00%, 5/1/2034	436	426
Pool # K92617, 3.00%, 4/1/2035	2,358	2,214
Pool # C91862, 3.50%, 1/1/2036	1,685	1,608
Pool # C91880, 3.50%, 6/1/2036	914	871
FHLMC Gold Pools, 30 Year
Pool # A30588, 6.00%, 7/1/2032	34	34
Pool # G01665, 5.50%, 3/1/2034	781	788
Pool # G05046, 5.00%, 11/1/2036	49	49
Pool # G03073, 5.50%, 7/1/2037	442	449
Pool # G04772, 7.00%, 8/1/2038	49	52
Pool # G05798, 5.50%, 1/1/2040	108	110
Pool # G08729, 4.50%, 9/1/2046	291	279
FHLMC Gold Pools, Other
Pool # T45022, 2.50%, 1/1/2028	450	444
Pool # U79013, 2.50%, 4/1/2028	74	73
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	233

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # U79014, 2.50%, 5/1/2028	102	100
Pool # T40143, 2.50%, 7/1/2028	92	91
Pool # U79019, 3.00%, 7/1/2028	17	17
Pool # U79026, 2.50%, 9/1/2028	25	25
Pool # U49013, 3.00%, 9/1/2028	180	178
Pool # G20027, 10.00%, 10/1/2030	3	3
Pool # U59041, 3.00%, 12/1/2033	318	301
Pool # ZT1051, 3.50%, 12/1/2033	1,088	1,049
Pool # G20028, 7.50%, 12/1/2036	371	376
Pool # RE6019, 3.00%, 12/1/2049	439	372
Pool # RE6030, 3.50%, 2/1/2050	338	299
Pool # RE6028, 3.00%, 4/1/2050	262	222
Pool # RE6048, 2.50%, 5/1/2050	1,114	902
FHLMC UMBS, 10 Year
Pool # RD5058, 2.00%, 5/1/2031	7,397	7,037
Pool # RD5059, 1.50%, 6/1/2031	8,280	7,794
Pool # RD5121, 4.50%, 9/1/2032	1,252	1,243
Pool # RD5122, 4.00%, 10/1/2032	1,444	1,418
Pool # RD5146, 4.50%, 5/1/2033	1,516	1,504
Pool # RD5150, 5.00%, 5/1/2033	2,827	2,828
Pool # RD5157, 4.50%, 7/1/2033	1,156	1,146
Pool # RD5240, 5.00%, 4/1/2035	3,577	3,561
FHLMC UMBS, 15 Year
Pool # ZS6893, 3.00%, 1/1/2029	4,453	4,383
Pool # ZK7588, 3.00%, 2/1/2029	2,131	2,104
Pool # ZS8591, 3.00%, 12/1/2030	1,414	1,372
Pool # ZS7344, 3.00%, 1/1/2031	5,310	5,148
Pool # SB1025, 2.50%, 2/1/2031	5,435	5,241
Pool # ZS8602, 3.00%, 3/1/2031	1,757	1,700
Pool # ZK8739, 3.00%, 5/1/2032	4,718	4,540
Pool # SB0722, 3.00%, 4/1/2033	2,309	2,241
Pool # ZS8076, 4.00%, 7/1/2033	791	776
Pool # ZS8124, 4.00%, 8/1/2033	1,227	1,204
Pool # SB1084, 3.00%, 3/1/2035	6,438	6,212
Pool # SB8100, 1.00%, 3/1/2036	2,610	2,247
Pool # SB0754, 2.00%, 3/1/2036	637	582
Pool # SB1182, 6.00%, 2/1/2038	14,561	14,888
Pool # SB1098, 6.00%, 2/1/2039	4,870	4,985
Pool # SB1376, 6.00%, 12/1/2039	8,958	9,171
FHLMC UMBS, 20 Year
Pool # ZA2217, 3.50%, 2/1/2032	5,904	5,750
Pool # ZT2375, 4.00%, 3/1/2032	4,394	4,319
Pool # ZS9162, 3.00%, 9/1/2033	2,727	2,603
Pool # ZT1674, 5.00%, 2/1/2035	1,080	1,081
Pool # SC0379, 4.50%, 4/1/2035	1,997	1,976
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # ZA2393, 3.00%, 10/1/2035	11,466	10,756
Pool # ZT1808, 3.50%, 5/1/2037	5,183	4,974
Pool # ZA5795, 4.00%, 11/1/2038	6,877	6,583
Pool # SC0353, 6.00%, 4/1/2043	20,171	20,754
Pool # SC0530, 6.00%, 8/1/2044	11,973	12,320
Pool # SC0594, 6.00%, 11/1/2044	8,280	8,521
Pool # SC0764, 5.50%, 8/1/2045	8,594	8,709
FHLMC UMBS, 30 Year
Pool # SD1278, 5.00%, 9/1/2049	5,301	5,280
Pool # SD4986, 5.50%, 11/1/2052	3,940	3,957
FNMA
Pool # 52597, ARM, 3.99%, 7/1/2027 (b)	—	—
Pool # 810896, ARM, 5.60%, 1/1/2035 (b)	10	11
Pool # 865095, ARM, 6.97%, 10/1/2035 (b)	141	146
Pool # AD0295, ARM, 6.54%, 3/1/2036 (b)	188	194
Pool # 894571, ARM, 6.63%, 3/1/2036 (b)	308	322
Pool # 877009, ARM, 6.75%, 3/1/2036 (b)	130	135
Pool # 895687, ARM, 5.85%, 5/1/2036 (b)	28	28
Pool # 882099, ARM, 5.78%, 7/1/2036 (b)	21	22
Pool # 884722, ARM, 5.74%, 8/1/2036 (b)	22	23
Pool # 886558, ARM, 6.19%, 8/1/2036 (b)	53	54
Pool # 745858, ARM, 6.20%, 8/1/2036 (b)	6	6
Pool # 887714, ARM, 6.41%, 8/1/2036 (b)	27	28
Pool # 870920, ARM, 5.97%, 12/1/2036 (b)	10	10
Pool # AD0296, ARM, 6.00%, 12/1/2036 (b)	141	144
Pool # 905196, ARM, 6.41%, 12/1/2036 (b)	11	11
Pool # 920954, ARM, 5.56%, 1/1/2037 (b)	225	230
Pool # 888143, ARM, 5.90%, 1/1/2037 (b)	24	24
Pool # 913984, ARM, 5.60%, 2/1/2037 (b)	66	66
Pool # 910178, ARM, 6.00%, 3/1/2037 (b)	262	269
Pool # 936588, ARM, 5.14%, 4/1/2037 (b)	49	50
Pool # 888750, ARM, 6.05%, 4/1/2037 (b)	18	18
Pool # 948208, ARM, 5.51%, 7/1/2037 (b)	97	99
Pool # 944105, ARM, 6.02%, 7/1/2037 (b)	1	1
Pool # 950385, ARM, 5.12%, 8/1/2037 (b)	2	2
Pool # 950382, ARM, 5.37%, 8/1/2037 (b)	350	355
Pool # AD0081, ARM, 5.81%, 11/1/2037 (b)	27	27
Pool # 995108, ARM, 6.07%, 11/1/2037 (b)	94	97
Pool # 952182, ARM, 6.20%, 11/1/2037 (b)	47	48
SEE NOTES TO FINANCIAL STATEMENTS.

234	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FNMA UMBS, 10 Year
Pool # MA4040, 2.00%, 6/1/2030	164	158
Pool # MA4332, 2.00%, 5/1/2031	7,031	6,696
Pool # MA4367, 1.50%, 6/1/2031	9,874	9,294
Pool # BP3513, 2.00%, 6/1/2031	556	528
Pool # FS0868, 2.50%, 3/1/2032	1,466	1,394
Pool # MA4637, 3.00%, 6/1/2032	385	369
Pool # FS5461, 3.50%, 12/1/2032	1,910	1,860
Pool # MA5079, 5.00%, 6/1/2033	750	751
Pool # MA5117, 4.50%, 7/1/2033	763	757
Pool # MA5491, 5.00%, 9/1/2034	1,638	1,638
Pool # MA5654, 5.00%, 2/1/2035	3,493	3,495
FNMA UMBS, 15 Year
Pool # AJ5336, 3.00%, 11/1/2026	1	1
Pool # AK0971, 3.00%, 2/1/2027	2	2
Pool # AO0800, 3.00%, 4/1/2027	4	4
Pool # AP7842, 3.00%, 9/1/2027	5	5
Pool # AL3439, 4.00%, 9/1/2027	7	7
Pool # AL4307, 4.00%, 10/1/2028	85	84
Pool # AL6105, 4.00%, 12/1/2029	4	4
Pool # AZ0888, 3.50%, 7/1/2030	1,149	1,129
Pool # AZ8018, 3.00%, 9/1/2030	2,162	2,103
Pool # FM9465, 3.00%, 1/1/2031	1,025	1,010
Pool # AL9065, 3.00%, 9/1/2031	2,491	2,413
Pool # FM3524, 3.00%, 4/1/2032	2,271	2,220
Pool # BM5110, 3.00%, 9/1/2032	5,930	5,763
Pool # BN6225, 3.50%, 3/1/2034	1,598	1,548
Pool # CA4258, 2.50%, 10/1/2034	2,716	2,525
Pool # CA4263, 3.00%, 10/1/2034	2,561	2,433
Pool # FS4292, 3.00%, 2/1/2035	1,444	1,402
Pool # FS0870, 3.00%, 3/1/2035	15,651	15,185
Pool # MA3984, 2.50%, 4/1/2035	1,900	1,769
Pool # FS3924, 3.00%, 6/1/2035	9,585	9,290
Pool # FS4504, 3.50%, 9/1/2035	2,117	2,074
Pool # FS5951, 3.50%, 9/1/2035	2,271	2,221
Pool # FS4848, 3.00%, 7/1/2036	1,736	1,653
Pool # FS4430, 3.50%, 1/1/2037	1,865	1,816
Pool # FS6749, 3.50%, 1/1/2037	1,655	1,592
Pool # MA5122, 6.00%, 8/1/2038	5,914	6,052
Pool # FS7413, 6.00%, 10/1/2038	4,294	4,401
Pool # FA1567, 6.00%, 5/1/2040	10,715	11,034
FNMA UMBS, 20 Year
Pool # 256714, 5.50%, 5/1/2027	7	7
Pool # MA0214, 5.00%, 10/1/2029	183	183
Pool # AD5474, 5.00%, 5/1/2030	69	69
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # MA0534, 4.00%, 10/1/2030	31	31
Pool # AL4165, 4.50%, 1/1/2031	178	177
Pool # MA0804, 4.00%, 7/1/2031	42	41
Pool # MA0792, 4.50%, 7/1/2031	354	351
Pool # MA3894, 4.00%, 9/1/2031	52	51
Pool # 890653, 4.50%, 1/1/2032	152	151
Pool # AL5958, 4.00%, 3/1/2032	375	370
Pool # MA1037, 3.00%, 4/1/2032	383	368
Pool # AL1722, 4.50%, 4/1/2032	28	28
Pool # AB5811, 3.00%, 8/1/2032	619	592
Pool # AL7474, 3.50%, 10/1/2032	361	348
Pool # MA1270, 2.50%, 11/1/2032	282	267
Pool # AL3190, 4.00%, 12/1/2032	168	165
Pool # AU5910, 3.50%, 9/1/2033	3,513	3,378
Pool # MA1802, 3.00%, 1/1/2034	360	340
Pool # BM4298, 3.50%, 4/1/2034	6,103	5,877
Pool # AL8051, 4.00%, 5/1/2034	1,565	1,525
Pool # AL5373, 4.50%, 5/1/2034	186	184
Pool # MA1922, 4.00%, 6/1/2034	9,999	9,765
Pool # BM4606, 4.00%, 1/1/2036	6,103	5,980
Pool # MA2587, 3.50%, 4/1/2036	1,209	1,153
Pool # FM2477, 3.00%, 5/1/2036	1,468	1,401
Pool # MA2610, 3.00%, 5/1/2036	10,415	9,756
Pool # AS7789, 3.00%, 8/1/2036	2,103	1,968
Pool # FM6297, 3.50%, 12/1/2036	1,590	1,527
Pool # FS0448, 3.00%, 1/1/2037	3,748	3,578
Pool # BM1370, 3.00%, 4/1/2037	1,037	967
Pool # BJ2544, 3.00%, 12/1/2037	755	698
Pool # FM2922, 3.00%, 2/1/2038	1,056	1,008
Pool # FM8386, 3.00%, 6/1/2038	1,538	1,457
Pool # FS4583, 4.00%, 6/1/2038	1,093	1,064
Pool # FS1689, 4.50%, 4/1/2039	770	762
Pool # FS4048, 4.50%, 4/1/2039	6,232	6,169
Pool # FS4490, 4.00%, 7/1/2039	6,726	6,464
Pool # MA5205, 6.00%, 11/1/2043	17,839	18,145
Pool # FS9723, 6.00%, 9/1/2044	14,900	15,239
Pool # FA0954, 6.00%, 1/1/2045	1,979	2,009
FNMA UMBS, 30 Year
Pool # 555889, 8.00%, 12/1/2030	1	1
Pool # 254548, 5.50%, 12/1/2032	354	361
Pool # 555458, 5.50%, 5/1/2033	702	704
Pool # 735503, 6.00%, 4/1/2035	569	581
Pool # 745275, 5.00%, 2/1/2036	1,068	1,061
Pool # 889118, 5.50%, 4/1/2036	1,093	1,097
Pool # 889209, 5.00%, 5/1/2036	53	53
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	235

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 745948, 6.50%, 10/1/2036	94	97
Pool # 889494, 5.50%, 1/1/2037	81	81
Pool # AD0249, 5.50%, 4/1/2037	729	733
Pool # 995024, 5.50%, 8/1/2037	123	124
Pool # FS4003, 5.50%, 8/1/2037	4,154	4,183
Pool # 950302, 7.00%, 8/1/2037	180	188
Pool # 888890, 6.50%, 10/1/2037	268	283
Pool # 929005, 6.00%, 1/1/2038	210	218
Pool # 995049, 5.50%, 2/1/2038	2,502	2,565
Pool # 890268, 6.50%, 10/1/2038	472	497
Pool # 995149, 6.50%, 10/1/2038	301	311
Pool # AL7521, 5.00%, 6/1/2039	144	143
Pool # AC3237, 5.00%, 10/1/2039	84	83
Pool # AB2025, 5.00%, 1/1/2040	184	181
Pool # AK6740, 4.00%, 3/1/2042	985	939
Pool # AO7185, 4.00%, 9/1/2042	554	524
Pool # AL7590, 3.50%, 10/1/2045	468	426
Pool # FS5552, 5.00%, 12/1/2047	3,890	3,872
Pool # FS6870, 5.50%, 11/1/2052	2,810	2,853
FNMA, 30 Year Pool # 801357, 5.50%, 8/1/2034	18	18
FNMA, Other
Pool # BL4482, 2.19%, 11/1/2026	9,635	9,581
Pool # AM8146, 2.78%, 2/1/2027	6,809	6,757
Pool # AN5041, 3.08%, 3/1/2027	4,864	4,827
Pool # AN6585, 2.84%, 9/1/2027	6,264	6,160
Pool # AN6586, 2.84%, 9/1/2027	5,731	5,636
Pool # AN7169, 2.83%, 10/1/2027	5,129	5,041
Pool # BL9763, 1.24%, 12/1/2027	2,500	2,398
Pool # AB7351, 2.50%, 12/1/2027	81	80
Pool # AQ8837, 2.50%, 12/1/2027	49	48
Pool # AQ9357, 2.50%, 1/1/2028	28	28
Pool # AN8048, 3.08%, 1/1/2028	3,129	3,096
Pool # AQ9760, 2.50%, 2/1/2028	139	137
Pool # MA1360, 2.50%, 2/1/2028	155	153
Pool # BS1625, 1.35%, 4/1/2028	4,797	4,562
Pool # BS8763, 4.50%, 6/1/2028	1,332	1,329
Pool # BS9129, 4.39%, 7/1/2028	3,796	3,776
Pool # MA1557, 3.00%, 8/1/2028	34	33
Pool # BS9278, 4.65%, 8/1/2028	1,444	1,440
Pool # BS9062, 4.54%, 9/1/2028	5,425	5,404
Pool # BS9590, 4.82%, 9/1/2028	7,345	7,354
Pool # BS9454, 5.34%, 9/1/2028	4,476	4,528
Pool # BZ0016, 5.55%, 12/1/2028	4,967	5,051
Pool # BZ0809, 4.89%, 4/1/2029	1,236	1,240
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BZ0931, 4.71%, 5/1/2029	8,823	8,823
Pool # BZ1385, 4.65%, 7/1/2029	2,000	2,001
Pool # BM7222, 3.50%, 10/1/2029	1,272	1,255
Pool # BZ3364, 4.77%, 3/1/2030	10,000	10,014
Pool # BZ4177, 5.02%, 6/1/2030	2,910	2,938
Pool # BZ4799, 4.54%, 9/1/2030	3,830	3,804
Pool # BM7221, 3.00%, 2/1/2031	1,666	1,645
Pool # BK4847, 2.50%, 4/1/2033	150	140
Pool # BM6947, 3.50%, 7/1/2033	1,822	1,767
Pool # AL6151, 3.50%, 8/1/2034	6,174	5,943
Pool # BM6595, 4.00%, 6/1/2037	1,346	1,303
Pool # BF0077, 4.50%, 3/1/2039	6,495	6,238
Pool # BF0194, 4.50%, 7/1/2040	1,545	1,490
Pool # BF0238, 4.50%, 8/1/2041	8,420	8,184
Pool # MA0896, 4.00%, 11/1/2041	237	219
Pool # MA1188, 3.00%, 9/1/2042	1,204	1,063
Pool # MA1349, 3.00%, 2/1/2043	1,258	1,108
Pool # MA1371, 3.00%, 3/1/2043	419	369
Pool # MA1433, 3.00%, 5/1/2043	544	479
Pool # MA1510, 4.00%, 7/1/2043	559	527
Pool # AL6167, 3.50%, 1/1/2044	849	781
Pool # BM3994, 3.50%, 1/1/2044	1,085	998
Pool # AL6854, 3.00%, 2/1/2044	1,531	1,364
Pool # AL7826, 3.50%, 1/1/2046	1,013	965
Pool # MA2621, 3.50%, 5/1/2046	273	246
Pool # MA2744, 3.50%, 9/1/2046	654	589
Pool # AL9060, 5.55%, 4/1/2047	2,796	2,841
Pool # BH8493, 3.00%, 11/1/2047	809	700
Pool # MA3197, 3.00%, 11/1/2047	452	392
Pool # BF0362, 5.50%, 1/1/2048	6,892	7,029
Pool # BM5053, 3.00%, 4/1/2048	316	278
Pool # BF0371, 5.00%, 7/1/2048	1,115	1,110
Pool # BF0573, 5.50%, 12/1/2048	8,525	8,529
Pool # BM6073, 3.00%, 7/1/2049	748	658
Pool # MA3913, 3.00%, 1/1/2050	845	717
Pool # CA5133, 3.00%, 2/1/2050	399	339
Pool # CA5979, 3.00%, 5/1/2050	333	282
Pool # MA4029, 3.00%, 5/1/2050	335	284
Pool # MA4057, 2.50%, 6/1/2050	641	519
Pool # CA6065, 3.00%, 6/1/2050	329	279
Pool # MA4058, 3.00%, 6/1/2050	269	228
Pool # CA6385, 3.00%, 7/1/2050	367	312
GNMA I, 30 Year
Pool # 423946, 9.00%, 10/15/2026	—	—
Pool # 786458, 5.50%, 3/15/2033	1,700	1,713
SEE NOTES TO FINANCIAL STATEMENTS.

236	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 784278, 5.50%, 1/15/2034	1,407	1,420
Pool # 687926, 6.50%, 9/15/2038	677	716
Pool # 785282, 4.25%, 10/15/2040	6,105	5,809
Pool # 785859, 5.50%, 6/15/2041	16,334	16,532
Pool # AE7700, 3.50%, 8/15/2043	333	302
GNMA II
Pool # 80053, ARM, 5.00%, 3/20/2027 (b)	—	—
Pool # 80152, ARM, 5.00%, 1/20/2028 (b)	—	—
GNMA II, 15 Year
Pool # 5208, 3.00%, 10/20/2026	4	4
Pool # 5277, 3.50%, 1/20/2027	4	4
Pool # MA3495, 2.50%, 3/20/2031	3,775	3,632
Pool # MA3638, 2.50%, 5/20/2031	2,093	2,009
GNMA II, 30 Year
Pool # 2285, 8.00%, 9/20/2026	—	—
Pool # 2499, 8.00%, 10/20/2027	—	—
Pool # 2525, 8.00%, 12/20/2027	—	—
Pool # 2646, 7.50%, 9/20/2028	1	1
Pool # 4224, 7.00%, 8/20/2038	320	330
Pool # 4245, 6.00%, 9/20/2038	458	475
Pool # 4247, 7.00%, 9/20/2038	616	636
Pool # MA8619, 6.50%, 11/20/2038	2,033	2,134
Pool # MA8918, 5.50%, 12/20/2038	1,195	1,220
GNMA II, Other Pool # MA6081, 3.50%, 8/20/2049	544	475
Total Mortgage-Backed Securities (Cost $664,589)		656,731
Commercial Mortgage-Backed Securities — 1.7%
Commercial Mortgage Trust
Series 2014-UBS3, Class B, 4.31%, 6/10/2047	2,511	2,429
Series 2015-CR26, Class B, 4.68%, 10/10/2048 (b)	622	612
CSTL Commercial Mortgage Trust
Series 2025-GATE2, Class A, 4.56%, 11/10/2042 (a) (b)	26,965	26,229
Series 2026-GATE3, Class A, 4.69%, 2/10/2043 (a) (b)	12,500	12,204
FHLMC MSCR Trust
Series 2025-MN12, Class M1, 5.39%, 11/25/2045 (a) (b)	7,361	7,361
Series 2026-MN14, Class M1, 5.34%, 6/25/2046 (a) (b)	16,389	16,394
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KC07, Class A7, 2.51%, 10/25/2026	1,334	1,329
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K068, Class X1, IO, 0.53%, 8/25/2027 (b)	61,639	204
Series K740, Class X1, IO, 0.80%, 9/25/2027 (b)	99,564	515
Series K506, Class A1, 4.65%, 5/25/2028	1,130	1,130
Series KG04, Class A1, 0.85%, 6/25/2030	2,753	2,554
Series K114, Class X1, IO, 1.20%, 6/25/2030 (b)	39,006	1,378
FNMA ACES Series 2020-M10, Class X1, IO, 1.90%, 12/25/2030 (b)	53,451	2,480
FREMF Mortgage Trust
Series 2017-K62, Class B, 4.01%, 1/25/2050 (a) (b)	5,500	5,471
Series 2017-K71, Class B, 3.88%, 11/25/2050 (a) (b)	1,000	986
Series 2019-K91, Class B, 4.40%, 4/25/2051 (a) (b)	5,000	4,891
Series 2018-K79, Class B, 4.35%, 7/25/2051 (a) (b)	8,000	7,830
Series 2019-K90, Class B, 4.47%, 2/25/2052 (a) (b)	13,582	13,304
Series 2020-K105, Class B, 3.53%, 3/25/2053 (a) (b)	7,245	6,829
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.11%, 7/15/2048 (b)	9,000	7,425
Series 2015-C31, Class C, 4.53%, 8/15/2048 (b)	2,750	2,138
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class A3, 3.11%, 7/15/2050	2,783	2,765
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31, Class B, 3.88%, 11/15/2049 (b)	4,140	4,068
Morgan Stanley Capital I Trust Series 2021-L6, Class A2, 2.13%, 6/15/2054 (b)	1,089	1,075
MRCD MARK Mortgage Trust Series 2019-PARK, Class B, 2.72%, 12/15/2036 (a)	6,000	4,950
MTN Commercial Mortgage Trust Series 2026-LPFX, Class A, 4.99%, 5/15/2043 (a) (b)	7,105	7,014
PRM5 Trust Series 2025-PRM5, Class A, 4.47%, 3/10/2033 (a) (b)	4,655	4,611
PRM7 Trust Series 2025-PRM7, Class A, 4.36%, 11/10/2042 (a) (b)	24,320	23,449
PSA Trust
Series 2026-STOR, Class A, 5.55%, 8/15/2031 (a) (b)	17,963	17,982
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	237

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2026-STOR, Class B, 5.86%, 8/15/2031 (a) (b)	17,145	17,155
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	16,000	16,055
Towd Point Mortgage Trust Series 2026-MF1, Class A1, 5.40%, 9/25/2066 ‡ (a) (b)	11,890	12,060
Wells Fargo Commercial Mortgage Trust Series 2017-C41, Class A2, 2.59%, 11/15/2050	895	884
Total Commercial Mortgage-Backed Securities (Cost $241,935)		235,761
	SHARES (000)
Short-Term Investments — 8.4%
Investment Companies — 8.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (e) (f) (Cost $1,105,398)	1,105,398	1,105,398
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills, 3.88%, 12/24/2026 (g) (h) (Cost $21,855)	22,121	21,855
Total Short-Term Investments (Cost $1,127,253)		1,127,253
Total Investments — 102.6% (Cost $13,918,081)		13,839,973
Liabilities in Excess of Other Assets — (2.6)%		(350,055)
NET ASSETS — 100.0%		13,489,918

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2026.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2026.

(c)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2026.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

238	J.P. Morgan Income Funds	August 31, 2026

(g)	The rate shown is the effective yield as of August 31, 2026.
(h)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
Futures contracts outstanding as of August 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	17,431	12/31/2026	USD	3,578,121	(9,544)
Short Contracts
U.S. Treasury 10 Year Note	(1,263)	12/21/2026	USD	(136,088)	965
U.S. Treasury 10 Year Ultra Note	(779)	12/21/2026	USD	(85,313)	382
U.S. Treasury Long Bond	(112)	12/21/2026	USD	(12,180)	76
U.S. Treasury Ultra Bond	(1)	12/21/2026	USD	(110)	1
U.S. Treasury 5 Year Note	(7,887)	12/31/2026	USD	(834,050)	3,656
					5,080
					(4,464)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	239

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 32.7%
Aerospace & Defense — 0.1%
ATI, Inc. 7.25%, 8/15/2030	235	244
Axon Enterprise, Inc. 6.13%, 3/15/2030 (a)	520	529
Bombardier, Inc. (Canada) 8.75%, 11/15/2030 (a)	300	316
ICITII
0.00%, 1/31/2033 ‡ (a)	13	179
6.00%, 1/31/2033 ‡ (a)	304	162
TransDigm, Inc.
6.38%, 3/1/2029 (a)	1,774	1,800
6.63%, 3/1/2032 (a)	443	452
		3,682
Automobile Components — 0.2%
Adient Global Holdings Ltd. 7.50%, 2/15/2033 (a)	1,800	1,866
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	1,035	1,039
5.88%, 12/1/2033 (a)	520	516
Clarios Global LP
6.75%, 5/15/2028 (a)	800	811
6.75%, 9/15/2032 (a)	530	540
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (a)	1,585	1,604
Cyprium Corp. 6.13%, 4/15/2031 (a)	345	344
Dana, Inc. 4.50%, 2/15/2032	143	142
Goodyear Tire & Rubber Co. (The) 5.25%, 7/15/2031	1,725	1,536
Icahn Enterprises LP 5.25%, 5/15/2027	1,565	1,554
		9,952
Automobiles — 0.4%
BMW US Capital LLC (Germany) 4.65%, 8/13/2029 (a)	7,035	6,971
Hyundai Capital America
3.00%, 2/10/2027 (a)	4,606	4,575
5.30%, 6/24/2029 (a)	3,440	3,460
5.30%, 1/8/2030 (a)	9,850	9,909
		24,915
Banks — 14.3%
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (b)	16,690	17,208
(SOFR + 1.65%), 5.32%, 5/15/2031 (a) (b)	11,010	11,045
Banco Bilbao Vizcaya Argentaria SA (Spain) 4.97%, 5/8/2031	11,200	11,048
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Banco Nacional de Comercio Exterior SNC (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.00%, 5/14/2036 (a) (b)	850	842
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	16,000	15,984
5.59%, 8/8/2028	15,200	15,423
6.61%, 11/7/2028	4,600	4,768
4.55%, 11/6/2030	10,000	9,755
4.87%, 4/15/2031	11,200	11,000
Bank of America Corp.
(SOFR + 1.99%), 6.20%, 11/10/2028 (b)	9,600	9,769
(SOFR + 1.11%), 4.62%, 5/9/2029 (b)	16,635	16,599
(SOFR + 1.57%), 5.82%, 9/15/2029 (b)	9,680	9,861
(SOFR + 0.87%), 4.48%, 4/23/2030 (b)	16,790	16,593
(SOFR + 1.00%), 5.16%, 1/24/2031 (b)	7,000	7,025
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (b)	18,735	18,692
Bank of Montreal (Canada) Series J, (SOFR + 0.96%), 4.88%, 6/2/2032 (b)	13,690	13,498
Bank of Nova Scotia (The) (Canada)
(SOFR + 1.00%), 4.40%, 9/8/2028 (b)	8,645	8,620
(SOFR + 1.09%), 4.34%, 9/15/2031 (b)	13,760	13,353
Banque Federative du Credit Mutuel SA (France)
5.54%, 1/22/2030 (a)	10,000	10,100
(SOFR + 1.20%), 5.15%, 7/9/2032 (a) (b)	25,140	24,720
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (b)	20,445	20,340
(SOFR + 1.14%), 4.52%, 2/24/2032 (b)	6,340	6,122
(SOFR + 1.14%), 5.10%, 6/26/2032 (b)	16,830	16,573
BNP Paribas SA (France)
(SOFR + 1.28%), 5.28%, 11/19/2030 (a) (b)	10,065	10,088
(SOFR + 1.68%), 5.09%, 5/9/2031 (a) (b)	7,750	7,711
BPCE SA (France)
(SOFR + 1.96%), 5.72%, 1/18/2030 (a) (b)	23,505	23,798
(SOFR + 1.58%), 5.39%, 5/28/2031 (a) (b)	6,125	6,118
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (b)	15,990	16,001
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (a) (b)	5,719	5,804
SEE NOTES TO FINANCIAL STATEMENTS.

240	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.21%), 4.82%, 4/22/2032 (a) (b)	13,440	13,147
Canadian Imperial Bank of Commerce (Canada)
(SOFRINDX + 0.79%), 4.28%, 1/29/2030 (b)	23,875	23,510
(SOFRINDX + 1.17%), 4.58%, 9/8/2031 (b)	8,280	8,110
Citigroup, Inc.
(SOFR + 1.36%), 5.17%, 2/13/2030 (b)	7,775	7,812
(SOFR + 1.34%), 4.54%, 9/19/2030 (b)	19,165	18,909
(SOFR + 1.46%), 4.95%, 5/7/2031 (b)	13,060	12,980
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.66%, 8/22/2028 (a) (b)	10,450	10,453
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (b)	7,230	7,319
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (a) (b)	2,550	2,540
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (a) (b)	9,310	9,352
(SOFR + 1.46%), 5.22%, 5/27/2031 (a) (b)	20,520	20,474
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (b)	3,170	3,220
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (b)	4,615	4,556
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.42%, 9/12/2031 (a) (b)	13,600	13,193
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.98%), 5.00%, 3/27/2032 (a) (b)	4,940	4,876
DNB Bank ASA (Norway) (SOFR + 1.05%), 4.38%, 11/4/2031 (a) (b)	11,980	11,615
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (a)	8,075	8,201
4.57%, 8/26/2030 (a)	8,235	8,099
HSBC Holdings plc (United Kingdom)
(SOFR + 1.46%), 5.55%, 3/4/2030 (b)	9,570	9,686
(SOFR + 0.99%), 4.40%, 3/10/2030 (b)	10,470	10,307
(SOFR + 1.29%), 5.29%, 11/19/2030 (b)	5,895	5,918
(SOFR + 1.29%), 5.13%, 3/3/2031 (b)	3,655	3,646
(SOFR + 1.57%), 5.24%, 5/13/2031 (b)	10,640	10,656
(SOFR + 1.19%), 4.62%, 11/6/2031 (b)	6,255	6,109
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFR + 1.16%), 5.24%, 8/14/2032 (b)	7,280	7,233
ING Groep NV (Netherlands) Series VAR, (SOFRINDX + 1.26%), 4.80%, 3/23/2032 (b)	17,050	16,728
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (b)	13,760	13,944
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (a) (b)	14,715	14,307
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (b)	20,510	20,841
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 4.43%, 11/4/2031 (b)	7,025	6,820
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 5.20%, 8/17/2032 (b)	10,080	10,045
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.35%, 9/13/2028 (b)	11,000	11,073
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (b)	11,835	11,840
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.85%, 4/21/2032 (b)	6,240	6,119
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 5.10%, 5/13/2031 (b)	9,660	9,641
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (b)	13,295	13,105
Morgan Stanley Private Bank NA
(SOFR + 0.76%), 4.21%, 2/8/2030 (b)	16,845	16,558
(SOFR + 1.02%), 4.47%, 11/19/2031 (b)	14,930	14,518
National Bank of Canada (Canada) 4.50%, 10/10/2029	9,500	9,404
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (b)	8,025	8,015
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	241

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.12%, 5/23/2031 (b)	5,135	5,124
NatWest Markets plc (United Kingdom)
4.65%, 3/27/2029 (a)	4,950	4,918
5.41%, 5/17/2029 (a)	7,125	7,211
Royal Bank of Canada (Canada) (SOFR + 0.89%), 4.50%, 8/6/2029 (b)	12,050	11,980
Societe Generale SA (France)
(SOFR + 1.10%), 4.45%, 4/12/2030 (a) (b)	10,000	9,803
(SOFR + 1.65%), 5.51%, 5/22/2031 (a) (b)	16,115	16,173
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.55%, 1/21/2029 (a) (b)	5,470	5,510
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	12,115	12,263
(SOFR + 1.19%), 4.66%, 7/8/2031 (b)	12,930	12,714
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	10,000	10,132
Swedbank AB (Sweden) 5.08%, 5/21/2030 (a)	6,900	6,919
Toronto-Dominion Bank (The) (Canada) 5.52%, 7/17/2028	9,975	10,119
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	12,760	12,688
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	14,415	14,612
(SOFR + 1.79%), 6.30%, 10/23/2029 (b)	5,640	5,804
(SOFR + 1.11%), 5.24%, 1/24/2031 (b)	3,290	3,308
(SOFR + 1.50%), 5.15%, 4/23/2031 (b)	11,815	11,836
(SOFR + 0.97%), 4.84%, 5/20/2032 (b)	12,700	12,502
		956,953
Beverages — 0.1%
Constellation Brands, Inc. 4.80%, 5/1/2030	9,105	9,029
Biotechnology — 0.2%
Biogen, Inc. 5.05%, 1/15/2031	7,425	7,439
Vylor, Inc. 5.13%, 8/15/2031 (a)	3,410	3,400
		10,839
Broadline Retail — 0.0% ^
Nordstrom, Inc. 4.38%, 4/1/2030	445	423
Wayfair LLC 7.25%, 10/31/2029 (a)	1,205	1,245
		1,668
Building Products — 0.2%
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	2,675	2,459
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Building Products — continued
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	2,415	2,463
Griffon Corp. 5.75%, 3/1/2028	827	828
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	855	759
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	865	865
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	1,350	1,338
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	2,640	2,673
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/2028 (a)	855	855
8.88%, 11/15/2031 (a)	740	776
Standard Building Solutions, Inc. 6.50%, 8/15/2032 (a)	1,210	1,216
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	1,458	1,453
4.38%, 7/15/2030 (a)	930	884
		16,569
Capital Markets — 3.5%
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	830	792
Deutsche Bank AG (Germany)
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	1,915	1,906
(SOFR + 2.51%), 6.82%, 11/20/2029 (b)	8,360	8,680
(SOFR + 1.72%), 5.30%, 5/9/2031 (b)	12,190	12,168
(SOFR + 1.10%), 4.47%, 12/10/2031 (b)	4,350	4,235
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	12,799	12,755
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	29,050	28,793
(SOFR + 0.99%), 4.59%, 4/20/2030 (b)	13,200	13,057
(SOFR + 1.21%), 5.05%, 7/23/2030 (b)	6,375	6,372
(SOFR + 1.14%), 4.69%, 10/23/2030 (b)	4,000	3,952
(SOFR + 0.96%), 4.52%, 1/21/2032 (b)	14,910	14,443
(SOFR + 1.03%), 4.97%, 6/3/2032 (b)	11,565	11,385
(SOFR + 1.17%), 5.24%, 7/21/2032 (b)	11,930	11,862
Macquarie Group Ltd. (Australia) (SOFR + 0.91%), 1.63%, 9/23/2027 (a) (b)	10,310	10,287
Morgan Stanley
(SOFR + 2.24%), 6.30%, 10/18/2028 (b)	9,600	9,776
(SOFR + 1.73%), 5.12%, 2/1/2029 (b)	8,665	8,713
(SOFR + 1.38%), 4.99%, 4/12/2029 (b)	5,730	5,749
(SOFR + 1.22%), 5.04%, 7/19/2030 (b)	5,825	5,833
(SOFR + 1.51%), 5.19%, 4/17/2031 (b)	5,145	5,149
(SOFR + 1.20%), 4.71%, 3/12/2032 (b)	9,055	8,839
(SOFRINDX + 1.16%), 5.17%, 7/14/2032 (b)	10,550	10,471
Nomura Holdings, Inc. (Japan) 5.17%, 7/14/2031	12,180	12,049
SEE NOTES TO FINANCIAL STATEMENTS.

242	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
UBS Group AG (Switzerland) (SOFR + 1.06%), 4.40%, 9/23/2031 (a) (b)	19,000	18,457
Voya Global Funding 4.60%, 11/24/2030 (a)	5,880	5,731
		231,454
Chemicals — 0.3%
Avient Corp. 7.13%, 8/1/2030 (a)	990	1,006
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	150	155
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	905	868
Bond US Bidco 1, Inc. 7.13%, 6/15/2033 (a)	340	346
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (c)	4,000	2,196
Celanese US Holdings LLC
7.00%, 2/15/2031	1,080	1,110
7.38%, 2/15/2034	2,165	2,243
Chemours Co. (The)
5.75%, 11/15/2028 (a)	1,198	1,190
8.00%, 1/15/2033 (a)	320	316
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	1,000	977
INEOS Finance plc (Luxembourg) 7.50%, 4/15/2029 (a)	1,475	1,467
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	1,393	1,392
8.50%, 11/15/2028 (a)	555	571
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	2,151	2,114
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	1,085	1,065
WR Grace Holdings LLC
5.63%, 8/15/2029 (a)	627	596
7.00%, 8/1/2033 (a)	145	140
		17,752
Commercial Services & Supplies — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	1,040	979
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	710	684
4.88%, 7/15/2032 (a)	905	853
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	1,160	1,157
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	740	720
GFL Environmental, Inc. 4.00%, 8/1/2028 (a)	1,127	1,104
Jonah
12.00%, 6/1/2029 ‡	6,765	6,765
12.50%, 3/21/2033 ‡	2,626	2,626
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Services & Supplies — continued
Madison IAQ LLC
4.13%, 6/30/2028 (a)	1,084	1,068
5.88%, 6/30/2029 (a)	715	713
Williams Scotsman, Inc. 6.63%, 6/15/2029 (a)	1,120	1,140
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	1,655	1,670
		19,479
Construction & Engineering — 0.1%
AECOM 6.00%, 8/1/2033 (a)	710	707
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (c)	639	522
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	615	599
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	1,330	1,329
Kingston Airport Revenue Finance Ltd. (Jamaica) 6.75%, 12/15/2036 (a)	1,317	1,309
Weekley Homes LLC 4.88%, 9/15/2028 (a)	850	837
		5,303
Construction Materials — 0.3%
Knife River Corp. 7.75%, 5/1/2031 (a)	555	572
Martin Marietta Materials, Inc. 5.20%, 1/30/2032	16,860	16,863
		17,435
Consumer Finance — 1.4%
AerCap Ireland Capital DAC (Ireland) 6.45%, 4/15/2027	10,625	10,736
American Express Co.
(SOFR + 0.81%), 4.35%, 7/20/2029 (b)	13,375	13,283
(SOFR + 1.44%), 5.02%, 4/25/2031 (b)	7,270	7,277
Avolon Holdings Funding Ltd. (Ireland)
5.75%, 3/1/2029 (a)	11,575	11,724
5.38%, 5/30/2030 (a)	5,000	5,004
4.90%, 10/10/2030 (a)	10,110	9,911
Capital One Financial Corp.
(SOFR + 2.08%), 5.47%, 2/1/2029 (b)	19,895	20,066
(SOFR + 1.15%), 4.72%, 1/30/2032 (b)	11,540	11,271
OneMain Finance Corp.
6.63%, 5/15/2029	1,670	1,694
5.38%, 11/15/2029	1,260	1,242
		92,208
Consumer Staples Distribution & Retail — 0.0% ^
Albertsons Cos., Inc.
5.63%, 3/31/2032 (a)	325	313
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	243

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
5.75%, 3/31/2034 (a)	1,545	1,452
Performance Food Group, Inc. 6.13%, 9/15/2032 (a)	620	621
		2,386
Containers & Packaging — 0.2%
Amcor Flexibles North America, Inc. 5.10%, 3/17/2030	7,850	7,868
Ardagh Group SA
9.50%, 12/1/2030 (a)	546	571
11.00% (Blend (Cash 6.00% + PIK 5.00%)), 12/1/2030 (a) (d)	839	792
Ball Corp.
6.00%, 6/15/2029	810	819
3.13%, 9/15/2031	760	684
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	350	342
Graphic Packaging International LLC 6.38%, 7/15/2032 (a)	775	784
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2030 (a)	1,570	1,601
TriMas Corp. 4.13%, 4/15/2029 (a)	370	356
		13,817
Distributors — 0.0% ^
RB Global Holdings, Inc. (Canada) 7.75%, 3/15/2031 (a)	480	496
Resideo Funding II LLC 6.50%, 7/15/2032 (a)	625	619
		1,115
Diversified — 0.1%
Ygrene Frn 8.50%, 7/25/2045 ‡ (a)	6,737	6,771
Diversified Consumer Services — 0.0% ^
Service Corp. International
5.13%, 6/1/2029	410	408
3.38%, 8/15/2030	895	831
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	785	799
		2,038
Diversified Telecommunication Services — 0.4%
Altice France SA (France) 6.88%, 7/15/2032 (a)	912	895
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (a)	535	514
CCO Holdings LLC
6.38%, 9/1/2029 (a)	395	395
4.75%, 3/1/2030 (a)	6,770	6,420
4.25%, 2/1/2031 (a)	8,161	7,360
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued
4.75%, 2/1/2032 (a)	1,629	1,460
Cipher Compute LLC 7.13%, 11/15/2030 (a)	840	850
Edged Compute LLC 7.50%, 4/30/2031 (a)	345	327
Fibercop SpA (Italy) Series 2033, 6.38%, 11/15/2033 (a)	607	600
Flash Compute LLC 7.25%, 12/31/2030 (a)	660	663
Galaxy Helios Data Centers II LLC 9.88%, 8/1/2031 (a)	530	525
Level 3 Financing, Inc. 6.88%, 6/30/2033 (a)	1,725	1,754
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (a)	1,845	1,754
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (a)	1,230	1,140
Stingray Compute LLC 6.00%, 6/15/2031 (a)	355	346
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (a)	900	826
WULF Compute LLC 7.75%, 10/15/2030 (a)	1,350	1,403
		27,232
Electric Utilities — 1.4%
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador) 8.65%, 1/24/2033 (a)	1,500	1,615
Comision Federal de Electricidad (Mexico) 6.50%, 1/28/2051 (a)	602	579
ENEL Finance International NV (Italy)
5.13%, 6/26/2029 (a)	7,480	7,527
4.38%, 9/30/2030 (a)	10,245	9,963
EnfraGen Energia Sur SA (Colombia) 5.38%, 12/30/2030 (c)	3,127	2,960
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	13,680	13,597
FirstEnergy Transmission LLC 4.55%, 1/15/2030	8,530	8,407
Generadora de Gatun SA (Panama) 6.87%, 9/30/2044 (a)	1,256	1,268
Instituto Costarricense de Electricidad (Costa Rica) 6.75%, 10/7/2031 (a)	1,350	1,399
Interstate Power and Light Co. 5.10%, 9/30/2031	5,170	5,152
ITC Holdings Corp. 4.88%, 4/15/2031 (a)	13,090	12,909
NRG Energy, Inc.
5.75%, 1/15/2028	1,535	1,535
3.38%, 2/15/2029 (a)	955	910
5.25%, 6/15/2029 (a)	605	601
6.00%, 2/1/2033 (a)	1,015	1,010
5.75%, 1/15/2034 (a)	695	677
5.88%, 5/15/2034 (a)	350	341
PG&E Corp. 5.00%, 7/1/2028	964	950
SEE NOTES TO FINANCIAL STATEMENTS.

244	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Trans-Allegheny Interstate Line Co. 5.00%, 1/15/2031 (a)	2,510	2,501
Trinidad Generation UnLtd (Trinidad And Tobago) 7.75%, 6/16/2033 (a)	632	664
Vistra Operations Co. LLC
4.60%, 10/15/2030 (a)	2,520	2,446
4.70%, 1/31/2031 (a)	12,475	12,104
7.75%, 10/15/2031 (a)	1,655	1,724
VoltaGrid LLC 7.38%, 11/1/2030 (a)	505	508
		91,347
Electrical Equipment — 0.0% ^
Sensata Technologies BV 5.88%, 9/1/2030 (a)	460	463
Solaris Energy Infrastructure LLC 6.38%, 5/15/2031 (a)	350	347
		810
Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp. 5.00%, 12/15/2029 (a)	1,365	1,347
Ingram Micro, Inc. 4.75%, 5/15/2029 (a)	1,720	1,684
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	650	628
6.63%, 7/15/2032 (a)	1,260	1,290
		4,949
Energy Equipment & Services — 0.0% ^
Archrock Partners LP 6.63%, 9/1/2032 (a)	1,170	1,192
Noble Finance II LLC 8.00%, 4/15/2030 (a)	512	529
Transocean International Ltd. 8.75%, 2/15/2030 (a)	131	136
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (a)	960	1,058
		2,915
Entertainment — 0.1%
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	985	982
Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (a)	2,255	2,243
		3,225
Financial Services — 1.9%
Baml RCAP Frn (United Kingdom) 8.00%, 10/26/2029 ‡	2,000	1,997
BCAP LLC Trust 0.00%, 9/17/2027 ‡	16,019	16,038
Block, Inc.
5.63%, 8/15/2030 (a)	245	245
6.50%, 5/15/2032	1,430	1,452
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Financial Services — continued
6.00%, 8/15/2033 (a)	685	684
CFIN 2022-RTL1 Issuer LLC
Class A, 0.00%, 8/17/2027 ‡	7,062	7,053
Class B-1, 0.00%, 8/17/2027 ‡	8,295	8,285
Commercial Credit, Inc. Series QIB, 8.75%, 8/30/2030 (a)	3,500	3,507
Equitable America Global Funding 4.95%, 6/9/2030 (a)	20,105	19,891
Gemini 10.50%, 2/20/2029 ‡	5,000	5,000
Global Payments, Inc. 4.88%, 11/15/2030	18,345	17,854
Nationwide Building Society (United Kingdom)
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (b)	13,625	13,661
(SOFR + 1.06%), 4.65%, 7/14/2029 (a) (b)	7,285	7,264
5.13%, 7/29/2029 (a)	7,650	7,698
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	978	1,035
NTT Finance Corp. (Japan) 5.01%, 11/1/2031 (a)	9,025	8,882
Rocket Cos., Inc.
6.13%, 8/1/2030 (a)	810	821
7.13%, 2/1/2032 (a)	340	351
6.38%, 8/1/2033 (a)	1,345	1,362
Rocket Mortgage LLC 3.63%, 3/1/2029 (a)	831	801
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	1,095	1,082
STReAM 2008 BV (Netherlands) 0.00%, 2/15/2030 ‡	2,386	2,446
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	2,423	2,423
		129,832
Food Products — 0.1%
Grupo Nutresa SA (Colombia) 8.00%, 5/12/2030 (c)	1,300	1,367
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	745	714
Post Holdings, Inc.
4.63%, 4/15/2030 (a)	1,259	1,213
6.25%, 2/15/2032 (a)	425	429
		3,723
Gas Utilities — 0.0% ^
AmeriGas Partners LP 9.38%, 6/1/2028 (a)	505	516
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	550	533
		1,049
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	245

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — 0.2%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	619	619
5.38%, 3/1/2029 (a)	135	133
8.25%, 1/15/2030 (a)	715	735
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	775	750
SMBC Aviation Capital Finance DAC (Ireland) 5.20%, 7/23/2031 (a)	4,750	4,720
Transnet (South Africa) 8.25%, 2/6/2028 (c)	2,000	2,069
XPO, Inc.
6.25%, 6/1/2028 (a)	325	327
7.13%, 6/1/2031 (a)	880	906
		10,259
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	1,355	1,344
Medline Borrower LP
3.88%, 4/1/2029 (a)	716	693
6.25%, 4/1/2029 (a)	774	786
5.25%, 10/1/2029 (a)	1,192	1,185
Zimmer Biomet Holdings, Inc. 5.05%, 2/19/2030	8,500	8,517
		12,525
Health Care Providers & Services — 0.9%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	1,011	1,009
5.00%, 4/15/2029 (a)	115	113
Accendra Health, Inc.
9.00%, 6/15/2032 (a)	1,358	1,151
9.75%, 6/15/2033 (a)	389	177
Cardinal Health, Inc. 4.50%, 9/15/2030	6,295	6,176
Cencora, Inc. 4.85%, 12/15/2029	7,050	7,040
Community Health Systems, Inc. 4.75%, 2/15/2031 (a)	834	760
DaVita, Inc. 4.63%, 6/1/2030 (a)	1,730	1,672
Encompass Health Corp. 4.75%, 2/1/2030	1,500	1,478
HCA, Inc.
5.20%, 6/1/2028	10,840	10,915
5.25%, 3/1/2030	6,535	6,578
4.70%, 5/15/2031	16,520	16,179
Tenet Healthcare Corp.
4.63%, 6/15/2028	635	630
4.25%, 6/1/2029	2,728	2,657
6.13%, 6/15/2030	1,525	1,535
		58,070
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	200	200
5.00%, 5/15/2027 (a)	680	680
6.25%, 6/1/2032 (a)	2,575	2,621
		3,501
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP
7.25%, 7/15/2028 (a)	525	534
6.50%, 4/1/2032 (a)	2,625	2,673
		3,207
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	419	412
Acushnet Co. 5.63%, 12/1/2033 (a)	460	452
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	843	828
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (a)	995	1,001
6.50%, 2/15/2032 (a)	786	760
Carnival Corp. Ltd. 6.13%, 2/15/2033 (a)	3,700	3,709
Churchill Downs, Inc. 6.75%, 5/1/2031 (a)	895	908
Darden Restaurants, Inc. 4.55%, 10/15/2029	4,550	4,484
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029 (a)	1,435	1,383
4.00%, 5/1/2031 (a)	1,706	1,603
5.88%, 3/15/2033 (a)	1,935	1,941
MGM Resorts International
6.13%, 9/15/2029	1,310	1,326
6.50%, 4/15/2032	610	609
Pioneer Opco LLC 7.00%, 5/15/2033 (a)	340	346
Rivers Enterprise Borrower LLC 6.25%, 10/15/2030 (a)	340	344
Royal Caribbean Cruises Ltd.
6.25%, 3/15/2032 (a)	465	472
6.00%, 2/1/2033 (a)	1,205	1,212
Six Flags Entertainment Corp.
5.25%, 7/15/2029	1,120	1,085
6.63%, 5/1/2032 (a)	1,260	1,277
Station Casinos LLC 4.50%, 2/15/2028 (a)	1,800	1,782
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	1,420	1,440
Viking Cruises Ltd. 5.88%, 10/15/2033 (a)	2,000	1,979
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	1,210	1,205
SEE NOTES TO FINANCIAL STATEMENTS.

246	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
7.13%, 2/15/2031 (a)	500	525
6.25%, 3/15/2033 (a)	1,730	1,730
		32,813
Household Durables — 0.2%
Lennar Corp. 5.20%, 7/30/2030	7,985	8,003
Newell Brands, Inc. 6.63%, 5/15/2032	1,730	1,770
Somnigroup International, Inc. 4.00%, 4/15/2029 (a)	1,592	1,532
		11,305
Household Products — 0.0% ^
Central Garden & Pet Co.
5.13%, 2/1/2028	1,010	1,010
4.13%, 4/30/2031 (a)	455	428
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	1,085	1,073
4.38%, 3/31/2029 (a)	459	445
		2,956
Independent Power and Renewable Electricity Producers — 0.2%
Constellation Energy Generation LLC 5.60%, 3/1/2028	6,570	6,652
Saavi Energia SARL (Mexico) 8.88%, 2/10/2035 (a)	1,080	1,187
Talen Energy Supply LLC
6.13%, 5/1/2031 (a)	1,030	1,028
6.38%, 5/1/2033 (a)	695	686
Termocandelaria Power SA (Colombia) 7.75%, 9/17/2031 (a)	1,496	1,550
		11,103
Insurance — 0.8%
Alliant Holdings Intermediate LLC 6.75%, 4/15/2028 (a)	1,175	1,185
CNO Global Funding 4.95%, 9/9/2029 (a)	18,500	18,415
Corebridge Global Funding 4.55%, 1/9/2031 (a)	23,514	22,853
F&G Global Funding 5.88%, 6/10/2027 (a)	9,710	9,791
HUB International Ltd. 7.25%, 6/15/2030 (a)	1,270	1,307
		53,551
Interactive Media & Services — 0.0% ^
Snap, Inc. 6.88%, 3/1/2033 (a)	630	618
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

IT Services — 0.0% ^
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	515	514
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	705	690
		1,204
Machinery — 0.0% ^
Esab Corp. 6.25%, 4/15/2029 (a)	430	435
Terex Corp. 6.25%, 10/15/2032 (a)	830	838
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	950	971
		2,244
Marine Transportation — 0.0% ^
Yinson Bergenia Production BV (Brazil) 8.50%, 1/31/2045 (a)	976	1,041
Media — 0.4%
Clear Channel Outdoor Holdings, Inc.
7.13%, 2/15/2031 (a)	1,065	1,098
7.50%, 3/15/2033 (a)	690	727
CSC Holdings LLC 6.50%, 2/1/2029 (a)	1,780	944
Discovery Global Holdings, Inc. 5.05%, 3/15/2042	475	345
DISH DBS Corp.
5.25%, 12/1/2026 (a)	627	625
5.75%, 12/1/2028 (a) (e)	1,045	1,030
Gray Media, Inc.
10.50%, 7/15/2029 (a)	118	125
5.38%, 11/15/2031 (a)	1,358	1,057
7.25%, 8/15/2033 (a)	875	875
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	1,974	1,772
7.75%, 8/15/2030 (a)	63	52
Lamar Media Corp.
4.00%, 2/15/2030	1,075	1,026
5.38%, 11/1/2033 (a)	735	715
Nexstar Media, Inc.
4.75%, 11/1/2028 (a)	1,825	1,798
6.50%, 9/15/2033 (a)	1,860	1,868
7.25%, 4/15/2034 (a)	1,335	1,352
Outfront Media Capital LLC 4.25%, 1/15/2029 (a)	1,470	1,432
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (a)	590	613
Sirius XM Radio LLC
4.00%, 7/15/2028 (a)	4,865	4,744
5.50%, 7/1/2029 (a)	210	210
5.88%, 4/15/2032 (a)	470	464
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	247

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
Stagwell Global LLC 5.63%, 8/15/2029 (a)	1,728	1,683
Univision Communications, Inc. 7.38%, 6/30/2030 (a)	1,900	1,907
		26,462
Metals & Mining — 0.1%
Alumina Pty. Ltd. 6.38%, 9/15/2032 (a)	585	593
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	480	466
6.88%, 11/1/2029 (a)	955	969
Commercial Metals Co. 5.75%, 11/15/2033 (a)	670	659
Compass Minerals International, Inc. 8.00%, 7/1/2030 (a)	330	345
Novelis Corp. 4.75%, 1/30/2030 (a)	1,410	1,360
		4,392
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
ACRES Commercial Realty Corp. 8.63%, 7/31/2031	6,000	5,984
Arbor Realty SR, Inc. Series QIB, 9.00%, 10/15/2027 (a)	5,000	4,981
ReadyCap Holdings LLC Series QIB, 9.38%, 3/1/2028 (a)	4,000	3,949
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	1,540	1,587
		16,501
Multi-Utilities — 0.1%
Puget Energy, Inc. 2.38%, 6/15/2028	4,515	4,322
Oil, Gas & Consumable Fuels — 1.7%
Antero Midstream Partners LP
5.38%, 6/15/2029 (a)	1,322	1,322
5.75%, 10/15/2033 (a)	935	923
Ascent Resources Utica Holdings LLC 6.63%, 10/15/2032 (a)	335	338
Blue Racer Midstream LLC 7.00%, 7/15/2029 (a)	950	976
Buckeye Partners LP 6.88%, 7/1/2029 (a)	1,260	1,290
Cheniere Energy Partners LP 4.00%, 3/1/2031	12,260	11,692
Chord Energy Corp. 6.75%, 3/15/2033 (a)	470	481
CNX Resources Corp. 5.88%, 3/1/2034 (a)	695	678
Columbia Pipelines Holding Co. LLC 5.10%, 10/1/2031 (a)	16,540	16,349
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	1,226	1,216
Crescent Energy Finance LLC 7.88%, 4/15/2032 (a)	1,055	1,090
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	786	768
Ecopetrol SA (Colombia) 8.88%, 1/13/2033	1,300	1,405
Energy Transfer LP 5.25%, 7/1/2029	4,040	4,079
Esentia Energy Development SAB de CV (Mexico) 6.50%, 7/30/2038 (a)	534	517
FS Luxembourg SARL (Brazil)
8.88%, 2/12/2031 (a)	523	530
8.63%, 6/25/2033 (a)	1,070	995
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	710	723
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	835	867
Hess Midstream Operations LP 5.88%, 3/1/2028 (a)	1,375	1,388
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	1,240	1,242
Howard Midstream Energy Partners LLC 7.38%, 7/15/2032 (a)	1,270	1,311
Kinder Morgan, Inc. 5.15%, 6/1/2030	3,000	3,025
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	1,425	1,432
Matador Resources Co.
6.50%, 4/15/2032 (a)	1,185	1,197
6.00%, 4/15/2034 (a)	175	171
MPLX LP 4.80%, 2/15/2031	18,640	18,354
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	352	363
8.38%, 2/15/2032 (a)	352	369
NuStar Logistics LP
5.63%, 4/28/2027	1,285	1,290
6.38%, 10/1/2030	237	243
Permian Resources Operating LLC 5.88%, 7/1/2029 (a)	1,290	1,291
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (c)	1,334	1,302
Petroleos del Peru SA (Peru) 4.75%, 6/19/2032 (c)	1,600	1,386
Petroleos Mexicanos (Mexico)
6.70%, 2/16/2032	7,350	7,390
10.00%, 2/7/2033	6,000	7,006
Range Resources Corp. 4.75%, 2/15/2030 (a)	910	890
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	760	752
SM Energy Co.
6.63%, 1/15/2027	740	740
8.63%, 11/1/2030 (a)	935	982
8.75%, 7/1/2031 (a)	1,188	1,243
7.00%, 8/1/2032 (a)	510	522
9.63%, 6/15/2033 (a)	420	463
SEE NOTES TO FINANCIAL STATEMENTS.

248	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Sonangol Finance Ltd. (Angola) 10.00%, 1/29/2031 (a)	1,070	1,099
Sunoco LP
4.50%, 5/15/2029	1,744	1,706
5.63%, 3/15/2031 (a)	1,130	1,122
7.25%, 5/1/2032 (a)	785	812
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (a)	670	670
6.00%, 12/31/2030 (a)	1,760	1,761
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (c)	1,500	1,455
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	1,670	1,600
Venture Global LNG, Inc.
9.50%, 2/1/2029 (a)	1,675	1,802
8.38%, 6/1/2031 (a)	510	530
9.88%, 2/1/2032 (a)	940	1,002
6.38%, 12/15/2034 (a)	350	347
Venture Global Plaquemines LNG LLC
6.50%, 1/15/2034 (a)	1,475	1,525
7.75%, 5/1/2035 (a)	805	895
		116,917
Passenger Airlines — 0.1%
American Airlines, Inc. 5.75%, 4/20/2029 (a)	2,984	2,982
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	1,130	970
United Airlines, Inc. 4.63%, 4/15/2029 (a)	635	625
		4,577
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	1,512	1,511
Perrigo Finance Unlimited Co. 6.13%, 9/30/2032	820	805
		2,316
Pharmaceuticals — 0.0% ^
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	782	814
Bausch Health Cos., Inc. (Canada) 4.88%, 6/1/2028 (a)	742	707
Organon & Co. 5.13%, 4/30/2031 (a)	537	537
		2,058
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC 5.75%, 1/15/2029 (a)	1,255	1,240
Residential REITs — 0.1%
American Homes 4 Rent LP 4.95%, 6/15/2030	7,910	7,845
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — 0.6%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	995	978
Broadcom, Inc. 4.60%, 7/15/2030	12,635	12,375
Entegris, Inc.
4.38%, 4/15/2028 (a)	685	677
5.95%, 6/15/2030 (a)	2,070	2,089
Foundry JV Holdco LLC 5.90%, 1/25/2030 (a)	6,175	6,309
Kioxia Holdings Corp. (Japan) 6.25%, 7/24/2030 (a)	1,150	1,176
Marvell Technology, Inc. 4.75%, 7/15/2030	15,315	15,093
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	660	644
Qnity Electronics, Inc. 5.75%, 8/15/2032 (a)	1,365	1,356
		40,697
Software — 0.4%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	715	699
Elastic NV 4.13%, 7/15/2029 (a)	605	582
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	855	835
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	835	821
5.13%, 4/15/2029 (a)	672	655
OAK-Eagle Acquireco, Inc.
7.25%, 7/1/2033 (a)	825	858
8.75%, 7/1/2034 (a)	485	515
Oracle Corp. 4.95%, 2/4/2031	22,750	21,800
RingCentral, Inc. 8.50%, 8/15/2030 (a)	477	492
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	505	505
6.50%, 6/1/2032 (a)	2,055	2,082
		29,844
Specialized REITs — 0.0% ^
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	794	792
5.00%, 7/15/2028 (a)	1,030	1,021
5.25%, 7/15/2030 (a)	315	309
Millrose Properties, Inc. 6.38%, 8/1/2030 (a)	335	340
		2,462
Specialty Retail — 0.1%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	670	663
Bath & Body Works, Inc.
7.50%, 6/15/2029	524	531
6.63%, 10/1/2030 (a)	725	739
Escrow Rite Aid 0.00%, 12/31/2049 ‡	101	— (f)
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	1,415	1,338
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	249

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — continued
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	696	679
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	379	378
3.88%, 6/1/2029 (a)	700	672
Penske Automotive Group, Inc. 3.75%, 6/15/2029	560	537
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (a)	510	518
PetSmart LLC 7.50%, 9/15/2032 (a)	500	505
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	1,395	1,363
Staples, Inc.
10.75%, 9/1/2029 (a)	355	341
12.75%, 1/15/2030 (a)	429	342
		8,606
Technology Hardware, Storage & Peripherals — 0.0% ^
Seagate Data Storage Technology Pte. Ltd. 4.13%, 1/15/2031	1,060	1,002
Trading Companies & Distributors — 0.1%
Herc Holdings, Inc.
7.00%, 6/15/2030 (a)	280	290
7.25%, 6/15/2033 (a)	625	646
QXO Building Products, Inc.
6.50%, 7/15/2031 (a)	860	870
6.75%, 4/30/2032 (a)	615	629
6.88%, 7/15/2034 (a)	400	405
United Rentals North America, Inc.
5.25%, 1/15/2030	700	697
5.38%, 11/15/2033 (a)	980	954
6.13%, 3/15/2034 (a)	1,645	1,672
WESCO Distribution, Inc.
6.63%, 3/15/2032 (a)	1,125	1,151
6.38%, 3/15/2033 (a)	1,595	1,619
		8,933
Wireless Telecommunication Services — 0.0% ^
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (a)	665	696
Digicel International Finance Ltd. (Jamaica) 8.63%, 8/1/2032 (a)	1,639	1,703
		2,399
Total Corporate Bonds (Cost $2,211,103)		2,193,417
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 22.7%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	1,360	1,274
ACHD Trust Series 2026-DS1, Class A, 5.67%, 7/10/2034 (a)	3,482	3,483
Affirm Asset Securitization Trust Series 2025-X2, Class B, 4.56%, 10/15/2030 (a)	900	900
American Credit Acceptance Receivables Trust
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	1,099	1,103
Series 2023-2, Class E, 9.79%, 2/12/2030 (a)	4,000	4,095
Series 2024-2, Class C, 6.24%, 4/12/2030 (a)	1,559	1,563
Series 2024-1, Class D, 5.86%, 5/13/2030 (a)	2,905	2,923
Series 2025-1, Class C, 5.09%, 8/12/2031 (a)	7,500	7,517
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	5,345	5,366
Series 2025-2, Class D, 5.50%, 8/12/2031 (a)	5,500	5,528
Series 2025-1, Class D, 5.54%, 8/12/2031 (a)	2,593	2,610
Series 2023-3, Class E, 9.54%, 10/14/2031 (a)	1,800	1,856
Series 2024-2, Class E, 7.87%, 11/12/2031 (a)	4,000	4,105
Series 2024-3, Class E, 7.92%, 3/12/2032 (a)	8,400	8,666
Series 2025-3, Class C, 4.95%, 7/12/2032 (a)	4,999	4,998
Series 2025-3, Class D, 5.19%, 7/12/2032 (a)	8,537	8,514
Series 2025-1, Class E, 7.39%, 12/13/2032 (a)	8,360	8,596
Series 2026-3, Class C, 5.11%, 1/10/2033 (a)	7,261	7,243
Series 2026-1, Class C, 4.55%, 1/12/2033 (a)	2,993	2,967
Series 2026-1, Class D, 5.10%, 1/12/2033 (a)	7,434	7,362
Series 2025-2, Class E, 7.66%, 2/14/2033 (a)	5,100	5,273
Americor
7.99%, 1/15/2030 ‡ (a)	1,957	1,945
11.49%, 1/15/2030 ‡ (a)	3,452	3,430
AMSR Trust
Series 2021-SFR1, Class C, 2.35%, 6/17/2038 (a)	581	548
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (a)	6,300	6,080
Series 2023-SFR2, Class B, 3.95%, 6/17/2040 (a)	1,500	1,456
Series 2025-SFR1, Class D, 3.66%, 6/17/2042 (a)	2,000	1,846
SEE NOTES TO FINANCIAL STATEMENTS.

250	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2025-SFR2, Class B, 4.28%, 11/17/2042 (a)	5,000	4,743
Series 2025-SFR2, Class D, 4.28%, 11/17/2042 (a)	3,124	2,931
Series 2026-SFR1, Class A, 3.78%, 4/17/2043 (a)	14,050	13,152
Ansley Park Capital LLC Series 2025-A, Class D, 5.33%, 4/20/2035 (a)	2,475	2,426
Aqua Finance Issuer Trust Series 2025-A, Class A, 5.25%, 12/19/2050 (a)	5,641	5,628
Aqua Finance Trust
Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	263	247
Series 2021-A, Class B, 2.40%, 7/17/2046 (a)	1,813	1,667
Avis Budget Rental Car Funding AESOP LLC
Series 2023-2A, Class C, 6.18%, 10/20/2027 (a)	567	567
Series 2022-4A, Class B, 5.46%, 2/20/2029 (a)	7,250	7,285
Series 2023-6A, Class C, 7.03%, 12/20/2029 (a)	3,350	3,438
Series 2024-1A, Class B, 5.85%, 6/20/2030 (a)	2,000	2,024
Series 2024-1A, Class C, 6.48%, 6/20/2030 (a)	5,000	5,095
Series 2024-3A, Class C, 6.11%, 12/20/2030 (a)	1,190	1,201
Bain Capital Credit CLO (Cayman Islands) Series 2019-2A, Class BR3, 5.20%, 10/17/2032 (a) (g)	10,250	10,265
Bayview Opportunity Master Fund Trust Series 2024-SN1, Class D, 6.36%, 7/16/2029 (a)	1,500	1,515
BOF Funding Trust Series 2023-CAR3, Class C, 4.50%, 7/26/2032 (a)	245	244
BRAVO Residential Funding Trust Series 2026-CES1, Class A1A, 5.25%, 4/25/2056 (a) (h)	8,432	8,356
Bridge Trust Series 2025-SFR1, Class C, 4.20%, 9/17/2042 (a)	6,614	6,113
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class C, 5.65%, 4/16/2029	2,939	2,949
Series 2023-1, Class C, 7.10%, 8/15/2029	938	943
Series 2024-1, Class D, 6.03%, 11/15/2029	3,500	3,530
Series 2025-1, Class D, 5.64%, 11/15/2030	6,375	6,415
Series 2024-2, Class E, 8.21%, 1/15/2031 (a)	4,500	4,621
Series 2025-2, Class D, 5.62%, 3/17/2031	14,795	14,885
Series 2025-3, Class C, 4.81%, 5/15/2031	8,400	8,396
Series 2024-4, Class E, 7.47%, 8/15/2031 (a)	4,600	4,683
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2026-1, Class C, 4.44%, 11/17/2031	4,667	4,620
Series 2026-1, Class D, 4.99%, 11/17/2031	4,136	4,084
Series 2026-2, Class D, 5.19%, 2/17/2032	3,143	3,117
Series 2025-4, Class E, 7.18%, 11/15/2032 (a)	8,000	8,037
Business Jet Securities LLC
Series 2024-1A, Class B, 6.92%, 5/15/2039 (a)	2,147	2,180
Series 2024-2A, Class B, 5.75%, 9/15/2039 (a)	1,968	1,950
Series 2026-1A, Class B, 6.10%, 6/15/2041 (a)	2,396	2,387
BXMT Ltd.
Series 2021-FL4, Class A, 5.05%, 5/15/2038 (a) (g)	671	670
Series 2021-FL4, Class C, 5.75%, 5/15/2038 (a) (g)	1,750	1,711
Carlyle US CLO Ltd. (Cayman Islands)
Series 2021-9A, Class BR, 5.33%, 10/20/2034 (a) (g)	6,500	6,504
Series 2022-1A, Class A1R, 4.73%, 4/15/2035 (a) (g)	10,000	10,014
CarVal CLO Ltd. (Cayman Islands) Series 2019-1A, Class BR2, 5.28%, 4/20/2032 (a) (g)	6,222	6,233
Carvana Auto Receivables Trust
Series 2023-P2, Class C, 5.84%, 7/10/2029 (a)	4,982	5,042
Series 2023-P3, Class C, 6.09%, 11/13/2029 (a)	2,675	2,718
Series 2024-N1, Class C, 5.80%, 5/10/2030 (a)	2,750	2,775
Series 2024-N2, Class C, 5.82%, 9/10/2030 (a)	3,148	3,182
Series 2024-N3, Class C, 4.90%, 12/10/2030 (a)	4,500	4,502
Cascade MH Asset Trust Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (g)	2,278	2,182
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (a)	5,384	5,391
Consumer Portfolio Services Auto Trust
Series 2025-A, Class C, 5.25%, 4/15/2031 (a)	11,000	11,031
Series 2025-B, Class C, 5.12%, 7/15/2031 (a)	11,060	11,077
Series 2025-D, Class C, 4.85%, 2/17/2032 (a)	4,333	4,312
Series 2025-D, Class D, 5.45%, 2/17/2032 (a)	2,500	2,497
CPS Auto Receivables Trust
Series 2024-C, Class C, 5.76%, 10/15/2030 (a)	3,584	3,601
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	251

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-C, Class D, 6.22%, 10/15/2030 (a)	13,400	13,572
Series 2024-D, Class D, 5.14%, 1/15/2031 (a)	4,903	4,892
Series 2025-C, Class C, 4.91%, 10/15/2031 (a)	14,220	14,186
Series 2025-C, Class D, 5.28%, 10/15/2031 (a)	3,000	2,984
Series 2024-D, Class E, 7.13%, 6/15/2032 (a)	1,200	1,216
Series 2026-C, Class C, 5.05%, 10/15/2032 (a)	8,506	8,478
Credit Acceptance Auto Loan Trust
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	4,291	4,306
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	1,050	1,063
Series 2023-5A, Class B, 6.71%, 2/15/2034 (a)	1,334	1,343
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	3,150	3,203
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	6,450	6,531
Series 2024-2A, Class B, 6.11%, 8/15/2034 (a)	3,250	3,285
Series 2024-2A, Class C, 6.70%, 10/16/2034 (a)	2,000	2,040
Series 2024-3A, Class B, 4.85%, 11/15/2034 (a)	4,550	4,545
Series 2024-3A, Class C, 5.39%, 1/16/2035 (a)	6,000	6,011
Series 2025-1A, Class C, 5.71%, 7/16/2035 (a)	8,142	8,193
Series 2025-2A, Class B, 4.87%, 1/15/2036 (a)	7,085	7,062
Series 2025-2A, Class C, 5.38%, 3/17/2036 (a)	6,765	6,768
Series 2026-1A, Class C, 5.28%, 8/15/2036 (a)	4,583	4,545
Crossroads Asset Trust Series 2025-A, Class B, 5.20%, 2/20/2032 (a)	1,500	1,504
DailyPay Securitization Trust Series 2025-1A, Class A, 5.63%, 6/26/2028 (a)	5,285	5,295
Dec
6.02%, 3/13/2030 ‡ (a)	4,850	4,771
6.91%, 1/15/2031 ‡ (a)	4,973	4,882
6.10%, 7/28/2046 ‡ (a)	5,000	4,957
6.82%, 7/28/2046 ‡	5,000	4,935
Dext ABS LLC Series 2025-1, Class B, 4.98%, 8/15/2035 (a)	7,920	7,902
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Drive Auto Receivables Trust
Series 2024-2, Class D, 4.94%, 5/17/2032	3,250	3,255
Series 2025-2, Class C, 4.39%, 9/15/2032	4,665	4,618
Series 2025-1, Class D, 5.41%, 9/15/2032	4,000	4,010
Series 2025-2, Class D, 4.90%, 12/15/2032	4,365	4,321
Driven Brands Funding LLC Series 2021-1A, Class A2, 2.79%, 10/20/2051 (a)	4,911	4,592
DT Auto Owner Trust
Series 2023-2A, Class E, 11.06%, 4/15/2030 (a)	2,800	2,949
Series 2023-3A, Class E, 10.21%, 5/15/2030 (a)	2,800	2,920
EFMT Series 2025-CES1, Class A1A, 5.73%, 1/25/2060 (a) (h)	2,778	2,778
EJ Hugoton
Series 2026-1 B, 10.29%, 10/10/2041 ‡	5,959	5,959
Series 2026-1 B, 14.50%, 10/10/2041 ‡	3,998	3,998
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 (a)	883	849
Exeter Automobile Receivables Trust
Series 2025-4A, Class C, 4.57%, 6/16/2031	2,355	2,340
Series 2025-2A, Class D, 5.89%, 7/15/2031	9,880	9,987
Series 2025-3A, Class D, 5.57%, 10/15/2031	11,250	11,322
Series 2025-4A, Class D, 5.23%, 1/15/2032	10,770	10,694
Series 2025-5A, Class D, 5.16%, 3/15/2032	4,200	4,165
Series 2026-1A, Class C, 4.40%, 5/17/2032	3,456	3,408
Series 2026-1A, Class D, 5.00%, 5/17/2032	4,112	4,044
Series 2026-2A, Class C, 4.91%, 8/16/2032	6,459	6,426
Series 2025-1A, Class E, 7.48%, 9/15/2032 (a)	5,389	5,544
Exeter Select Automobile Receivables Trust Series 2025-3, Class C, 5.00%, 3/15/2032	5,226	5,200
FHF Issuer Trust Series 2024-3A, Class A2, 4.94%, 11/15/2030 (a)	1,959	1,958
Fig Six Trust Series 2026-PF1, Class A, 5.75%, 8/25/2056 (a) (g)	5,447	5,429
FIGRE Trust Series 2025-HE6, Class A, 5.04%, 9/25/2055 (a) (g)	4,060	4,006
First Investors Auto Owner Trust Series 2023-1A, Class B, 6.55%, 12/17/2029 (a)	3,264	3,285
FirstKey Homes Trust
Series 2021-SFR3, Class E1, 2.99%, 12/17/2038 (a)	6,000	5,947
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (a)	5,000	4,770
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (a)	2,300	2,194
SEE NOTES TO FINANCIAL STATEMENTS.

252	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
FMC GMSR Issuer Trust Series 2026-GT1I, Class A, 5.90%, 8/20/2029 ‡ (g)	7,000	7,000
Foundation Finance Trust
Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	3,480	3,325
Series 2023-1A, Class B, 6.27%, 12/15/2043 (a)	2,823	2,863
Series 2024-2A, Class A, 4.60%, 3/15/2050 (a)	1,840	1,816
Series 2025-2A, Class A, 4.67%, 4/15/2052 (a)	3,492	3,443
Series 2025-2A, Class B, 4.94%, 4/15/2052 (a)	3,473	3,437
Series 2025-3A, Class A, 4.56%, 8/15/2052 (a)	3,502	3,451
Series 2026-1A, Class B, 5.28%, 2/17/2053 (a)	8,228	8,172
FRTKL
Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	6,762	6,745
Series 2021-SFR1, Class E1, 2.37%, 9/17/2038 (a)	3,750	3,740
GLS Auto Receivables Issuer Trust
Series 2022-1A, Class E, 5.64%, 5/15/2029 (a)	6,500	6,513
Series 2025-1A, Class D, 5.61%, 11/15/2030 (a)	2,000	2,014
Series 2025-2A, Class C, 5.11%, 1/15/2031 (a)	3,000	3,013
Series 2025-2A, Class D, 5.59%, 1/15/2031 (a)	7,049	7,066
Series 2025-3A, Class D, 5.16%, 6/16/2031 (a)	6,000	5,946
Series 2025-4A, Class C, 4.74%, 8/15/2031 (a)	6,215	6,164
GLS Auto Select Receivables Trust
Series 2024-3A, Class B, 5.64%, 8/15/2030 (a)	1,200	1,212
Series 2025-1A, Class B, 5.04%, 2/15/2031 (a)	1,000	1,003
Series 2025-1A, Class C, 5.26%, 3/15/2031 (a)	2,470	2,474
Series 2025-3A, Class C, 4.94%, 9/15/2031 (a)	1,750	1,737
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	1,316	1,294
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GoodLeap Home Improvement Solutions Trust Series 2025-3A, Class A, 5.00%, 10/20/2049 (a)	7,337	7,252
Granite Park Equipment Leasing LLC Series 2023-1A, Class D, 7.00%, 8/22/2033 (a)	1,000	1,004
GreenSky Home Improvement Issuer Trust
Series 2024-2, Class A3, 5.15%, 10/27/2059 (a)	926	930
Series 2025-2A, Class A3, 5.02%, 6/25/2060 (a)	3,065	3,062
Grit 10.00%, 3/27/2030 ‡	6,500	6,435
GS Mortgage-Backed Securities Trust
Series 2025-CES1, Class A1A, 5.57%, 5/25/2055 (a) (h)	2,243	2,241
Series 2026-CES1, Class A1, 4.90%, 5/25/2056 (a) (h)	2,677	2,642
Series 2026-CES3, Class A1A, 5.36%, 9/25/2056 (a) (h)	8,124	8,062
Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (a) (g)	6,310	6,310
Hertz Vehicle Financing III LLC Series 2025-4A, Class C, 6.48%, 12/25/2031 (a)	4,500	4,385
Hertz Vehicle Financing LLC Series 2025-1A, Class C, 6.03%, 9/25/2029 (a)	3,649	3,601
Hibernia IV Abs Issuer LLC 6.32%, 8/25/2046 ‡	7,000	7,000
Hilton Grand Vacations Trust
Series 2024-2A, Class C, 5.99%, 3/25/2038 (a)	3,512	3,541
Series 2024-3A, Class B, 5.27%, 8/27/2040 (a)	1,332	1,330
Series 2024-3A, Class C, 5.71%, 8/27/2040 (a)	1,608	1,607
Series 2025-1A, Class C, 5.52%, 5/27/2042 (a)	2,896	2,894
Series 2025-2A, Class B, 4.73%, 5/25/2044 (a)	2,280	2,250
Series 2025-2A, Class C, 5.12%, 5/25/2044 (a)	1,162	1,154
Series 2025-3EXT, Class A, 4.56%, 10/25/2044 (a)	4,449	4,383
Series 2025-3EXT, Class C, 5.39%, 10/25/2044 (a)	1,472	1,459
HINNT LLC Series 2025-A, Class D, 8.22%, 3/15/2044 (a)	479	486
Home Partners of America Trust
Series 2021-2, Class E1, 2.85%, 12/17/2026 (a)	9,593	9,509
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	253

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-3, Class D, 3.00%, 1/17/2041 (a)	5,807	5,420
Series 2021-3, Class E1, 3.20%, 1/17/2041 (a)	447	416
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B2, 4.99%, 10/20/2032 (a) (g)	1,457	1,461
Series 2025-2, Class B1, 4.84%, 9/20/2033 (a)	13,362	13,299
Identity Digital Capital LLC 6.79%, 3/20/2065 ‡	4,000	3,943
Ista Jet Seri 6.97%, 4/5/2032 ‡ (a)	5,925	5,925
J.P. Morgan Mortgage Trust Series 2026-CES1, Class A1A, 4.91%, 6/25/2056 (a) (h)	5,890	5,807
JBHP
10.28%, 12/15/2041 ‡ (a)	3,475	3,475
Series 2026-1 B, 14.10%, 12/15/2041 ‡	2,322	2,322
KKR Static CLO Ltd. (Cayman Islands) Series 2022-1A, Class BR2, 5.18%, 7/20/2031 (a) (g)	7,098	7,098
Lending Funding Trust Series 2020-2A, Class A, 2.32%, 4/21/2031 (a)	2,159	2,143
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (a)	2,750	2,655
Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	4,444	4,340
Series 2024-1A, Class B, 5.88%, 6/21/2032 (a)	3,150	3,162
Series 2024-2A, Class C, 5.25%, 2/21/2034 (a)	2,000	1,996
Series 2025-3A, Class A, 4.51%, 5/21/2035 (a)	4,195	4,120
Series 2025-3A, Class C, 5.04%, 5/21/2035 (a)	1,820	1,769
Liberty 7.25%, 5/14/2031 ‡	12,000	12,010
LVNV
6.55%, 8/15/2029 ‡	5,000	5,000
6.68%, 8/15/2031 ‡	5,000	5,000
Madison Park Funding Ltd. (Cayman Islands) Series 2021-49A, Class B1R, 5.18%, 10/19/2034 (a) (g)	7,000	6,999
Mariner Finance issuance Trust
Series 2024-BA, Class B, 5.33%, 11/20/2038 (a)	2,500	2,497
Series 2024-BA, Class C, 5.73%, 11/20/2038 (a)	2,197	2,194
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	2,578	2,558
Series 2021-BA, Class A, 2.10%, 11/20/2036 (a)	3,500	3,441
Series 2025-AA, Class A, 4.98%, 5/20/2038 (a)	5,000	4,988
Series 2025-BA, Class C, 5.19%, 11/22/2038 (a)	3,750	3,686
Merchants Fleet Funding LLC
Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	398	399
Series 2024-1A, Class B, 5.95%, 4/20/2037 (a)	5,250	5,279
Mercury Financial Credit Card Master Trust Series 2026-1A, Class A, 5.34%, 2/20/2032 (a)	15,090	15,005
Midcon
6.02%, 7/10/2030 ‡	7,500	7,500
7.09%, 10/13/2033 ‡	3,000	3,000
MMP Capital LLC Series 2025-A, Class A, 5.36%, 12/15/2031 (a)	922	923
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-SD1, Class A, 4.58%, 8/25/2034 (g)	7	7
MVW LLC
Series 2024-1A, Class B, 5.51%, 2/20/2043 (a)	844	849
Series 2024-1A, Class C, 6.20%, 2/20/2043 (a)	603	607
Series 2025-2A, Class C, 4.97%, 10/20/2044 (a)	5,693	5,551
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2021-42A, Class BR, 5.19%, 7/16/2036 (a) (g)	10,250	10,255
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	2,730	2,696
Nexus Nova (Spain) 6.50%, 11/8/2028 ‡	4,819	4,819
Nexus Nova Frn 6.55%, 8/10/2027 ‡	5,000	5,000
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/22/2055 (a)	4,577	4,501
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (a) (h)	3,134	3,116
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	1,640	1,633
Octane Receivables Trust Series 2023-1A, Class C, 6.37%, 9/20/2029 (a)	1,235	1,240
OnDeck Asset Securitization Trust LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	3,744	3,746
SEE NOTES TO FINANCIAL STATEMENTS.

254	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
OneMain Direct Auto Receivables Trust Series 2026-1A, Class D, 5.30%, 10/14/2036 (a)	5,840	5,718
OneMain Financial Issuance Trust
Series 2026-2A, Class D, 5.91%, 1/14/2038 (a)	7,921	7,899
Series 2026-1A, Class C, 5.40%, 7/14/2039 (a)	7,386	7,349
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	357	353
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	185	183
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	665	657
Series 2025-D, Class C, 5.80%, 2/8/2033 (a)	4,347	4,335
Series 2025-C, Class B, 4.93%, 7/8/2033 (a)	8,250	8,204
Series 2025-C, Class C, 5.18%, 7/8/2033 (a)	5,000	4,958
Series 2026-A, Class A, 4.32%, 1/9/2034 (a)	3,032	3,001
Series 2026-A, Class C, 5.45%, 1/9/2034 (a)	3,732	3,710
Palmer Square Loan Funding Ltd. (Cayman Islands) Series 2025-1A, Class A2, 4.94%, 2/15/2033 (a) (g)	10,250	10,245
PAR Issuer Trust Series 2026-3A, Class A, 5.89%, 5/15/2034 ‡ (a)	5,500	5,495
PEAC Solutions Receivables LLC Series 2025-1A, Class A3, 5.04%, 7/20/2032 (a)	2,250	2,260
PFP Ltd. (Cayman Islands) Series 2026-14, Class A, 4.96%, 12/18/2043 (a) (g)	12,588	12,588
PowerPay Issuance Trust Series 2024-1A, Class A, 6.53%, 2/18/2039 (a)	790	798
PRET LLC Series 2026-RN2, Class A1, 5.77%, 7/25/2056 (a) (h)	12,471	12,426
PRET Trust Series 2026-RN1, Class A1, 5.67%, 6/25/2066 (a) (h)	9,801	9,772
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	6,500	6,472
Series 2022-SFR6, Class C, 5.20%, 7/20/2039 (a)	2,000	1,986
Series 2024-SFR1, Class D, 3.75%, 2/17/2041 (a)	3,375	3,211
Series 2025-SFR2, Class C, 3.56%, 4/17/2042 (a)	5,463	5,053
Series 2025-SFR2, Class D, 3.56%, 4/17/2042 (a)	2,980	2,742
Series 2025-SFR3, Class C, 3.39%, 7/17/2042 (a)	13,085	11,999
Series 2025-SFR5, Class C, 4.00%, 10/17/2042 (a)	1,993	1,848
Series 2025-SFR5, Class D, 4.00%, 10/17/2042 (a)	3,139	2,899
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2025-SFR6, Class B, 4.00%, 12/17/2042 (a)	11,050	10,372
Series 2025-SFR6, Class D, 4.00%, 12/17/2042 (a)	7,812	7,193
Series 2026-SFR1, Class D, 4.00%, 2/17/2043 (a)	2,249	2,061
Series 2026-SFR3, Class B, 4.20%, 7/17/2043 (a)	3,029	2,831
Purchasing Power Funding LLC Series 2026-A, Class A, 4.37%, 8/15/2030 (a)	3,480	3,434
Purewest ABS Issuer LLC
Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (a)	3,937	3,912
Series 2025-1, Class B, 10.28%, 4/5/2040 ‡ (a)	1,737	1,737
RCKT Mortgage Trust
Series 2025-CES12, Class A1A, 5.03%, 11/25/2055 (a) (h)	5,668	5,607
Series 2026-CES2, Class A1A, 4.76%, 2/25/2056 (a) (h)	18,399	18,099
Series 2026-CES4, Class A1A, 5.12%, 4/25/2056 (a) (h)	6,848	6,784
Series 2026-CES5, Class A1A, 5.25%, 5/25/2056 (a) (h)	8,623	8,552
Series 2026-CES7, Class A1A, 5.41%, 7/1/2056 (a) (h)	15,973	15,953
Reach ABS Trust
Series 2025-2A, Class A, 4.93%, 8/18/2032 (a)	4,381	4,387
Series 2025-2A, Class B, 5.12%, 8/18/2032 (a)	3,500	3,482
Series 2026-1A, Class C, 4.80%, 2/15/2033 (a)	4,600	4,528
Series 2026-1A, Class D, 5.16%, 2/15/2033 (a)	1,300	1,267
Series 2026-2A, Class C, 5.35%, 2/15/2035 (a)	5,350	5,321
Republic Finance Issuance Trust
Series 2024-A, Class B, 6.47%, 8/20/2032 (a)	2,889	2,891
Series 2024-B, Class A, 5.42%, 11/20/2037 (a)	5,530	5,544
Research-Driven Pagaya Motor Asset Trust
Series 2026-2A, Class A2, 4.84%, 2/26/2035 (a)	11,000	11,004
Series 2026-2A, Class A3, 5.38%, 2/26/2035 (a)	5,645	5,646
Research-Driven Pagaya Motor AssetTrust Series 2026-4A, Class A3, 5.35%, 5/25/2035 (a)	8,751	8,740
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	255

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C, 5.82%, 6/15/2032 (a)	2,793	2,811
Series 2024-A, Class D, 6.11%, 6/15/2032 (a)	3,640	3,667
Series 2024-B, Class C, 5.14%, 1/18/2033 (a)	2,299	2,302
Series 2024-B, Class D, 5.48%, 1/18/2033 (a)	1,839	1,844
Series 2023-B, Class C, 5.93%, 12/15/2033 (a)	2,532	2,549
Santander Drive Auto Receivables Trust
Series 2022-6, Class D, 5.69%, 2/18/2031	6,018	6,041
Series 2023-5, Class C, 6.43%, 2/18/2031	2,000	2,036
Series 2025-2, Class D, 5.47%, 5/15/2031	10,000	10,061
Series 2024-2, Class D, 6.28%, 8/15/2031	5,000	5,097
Series 2025-3, Class C, 4.68%, 9/15/2031	10,890	10,818
Series 2025-3, Class D, 5.11%, 9/15/2031	6,000	5,985
Series 2024-3, Class D, 5.97%, 10/15/2031	4,000	4,066
Series 2024-4, Class D, 5.32%, 12/15/2031	4,387	4,406
Series 2023-4, Class C, 6.04%, 12/15/2031	8,700	8,822
Series 2025-4, Class B, 4.27%, 1/15/2032	4,535	4,510
Series 2025-4, Class D, 4.95%, 1/15/2032	4,992	4,941
Series 2024-5, Class D, 5.14%, 2/17/2032	1,916	1,920
Series 2026-1, Class D, 4.75%, 4/15/2032	3,344	3,283
SBNA Auto Receivables Trust Series 2024-A, Class D, 6.04%, 4/15/2030 (a)	5,525	5,574
SCF Equipment Leasing LLC
Series 2024-1A, Class B, 5.56%, 4/20/2032 (a)	2,167	2,184
Series 2024-1A, Class C, 5.82%, 9/20/2032 (a)	1,774	1,795
Series 2025-1A, Class D, 5.88%, 11/20/2035 (a)	3,283	3,297
Series 2025-2A, Class C, 4.82%, 6/20/2036 (a)	4,250	4,113
Series 2025-2A, Class D, 5.33%, 6/20/2036 (a)	990	966
Series 2025-2A, Class E, 6.21%, 6/20/2036 (a)	1,365	1,325
Sierra Timeshare Receivables Funding LLC
Series 2025-1A, Class A, 4.81%, 1/21/2042 (a)	1,904	1,891
Series 2026-1A, Class B, 4.80%, 12/22/2042 (a)	3,097	3,053
Series 2024-1A, Class B, 5.35%, 1/20/2043 (a)	802	804
Series 2026-2A, Class C, 5.63%, 5/20/2043 (a)	2,646	2,640
Series 2025-2A, Class A, 4.72%, 4/20/2044 (a)	1,536	1,523
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2025-2A, Class B, 4.93%, 4/20/2044 (a)	724	718
Series 2025-2A, Class C, 5.32%, 4/20/2044 (a)	1,023	1,013
Series 2025-2A, Class D, 6.79%, 4/20/2044 (a)	1,150	1,139
Series 2025-3A, Class A, 4.44%, 8/22/2044 (a)	850	844
Series 2025-3A, Class C, 4.98%, 8/22/2044 (a)	579	567
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class C, 5.08%, 8/20/2029 (a)	4,000	4,010
Stonepeak ABS Series 2021-1A, 3.82%, 2/28/2033 (a)	951	936
Stream Innovations Issuer Trust
Series 2024-1A, Class A, 6.27%, 7/15/2044 (a)	2,199	2,240
Series 2024-2A, Class A, 5.21%, 2/15/2045 (a)	1,369	1,355
Symphony CLO Ltd. (Cayman Islands)
Series 2015-16A, Class B1RR, 5.45%, 10/15/2031 (a) (g)	2,517	2,516
Series 2018-20A, Class BR2, 5.34%, 1/16/2032 (a) (g)	9,350	9,357
TCI-Flatiron CLO Ltd. (Cayman Islands) Series 2018-1A, Class BR2, 5.23%, 7/29/2035 (a) (g)	15,000	15,008
Towd Point Mortgage Trust
Series 2026-FIX1, Class A1, 4.98%, 12/25/2065 (a) (h)	2,866	2,824
Series 2026-CES1, Class A1, 4.96%, 1/25/2066 (a) (h)	3,444	3,397
Series 2026-FIX2, Class A1A, 5.31%, 4/25/2066 (a) (h)	6,304	6,246
Series 2026-CES3, Class A1, 5.30%, 6/20/2066 (a) (h)	9,860	9,807
Tricon Trust Series 2026-SFR2, Class A, 4.94%, 6/17/2043 (a) (g)	10,132	10,142
UPG HI Issuer Trust Series 2025-2, Class A, 5.00%, 9/25/2047 (a)	3,025	3,007
Upstart Securitization Trust
Series 2025-1, Class A, 5.45%, 4/20/2035 (a)	311	312
Series 2025-4, Class A2, 4.56%, 11/20/2035 (a)	7,233	7,234
Series 2026-2, Class B, 5.08%, 5/20/2036 (a)	7,634	7,596
SEE NOTES TO FINANCIAL STATEMENTS.

256	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
UPSTART Securitization Trust Series 2026-3, Class B, 5.35%, 7/20/2036 (a)	6,980	6,961
UPX HIL Issuer Trust Series 2025-1, Class A, 5.16%, 1/25/2047 (a)	4,519	4,480
Venture CLO Ltd. (Cayman Islands) Series 2019-36A, Class A1AR, 5.12%, 4/20/2032 (a) (g)	2,401	2,400
Verdant Receivables LLC Series 2024-1A, Class A2, 5.68%, 12/12/2031 (a)	2,631	2,657
Veros Auto Receivables Trust
Series 2023-1, Class C, 8.32%, 11/15/2028 (a)	4,497	4,528
Series 2025-1, Class B, 5.54%, 7/16/2029 (a)	2,750	2,758
Series 2026-2, Class C, 5.73%, 1/12/2032 (a)	957	957
VFI ABS LLC Series 2025-1A, Class A, 4.78%, 6/24/2030 (a)	2,784	2,785
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (a) (h)	664	664
VOLT CVI LLC Series 2021-NP12, Class A1, 6.73%, 12/26/2051 (a) (h)	1,725	1,726
VStrong Auto Receivables Trust Series 2023-A, Class B, 7.11%, 2/15/2030 (a)	1,071	1,082
Western Funding Auto Loan Trust
Series 2025-1, Class B, 4.98%, 9/17/2035 (a)	1,400	1,398
Series 2025-1, Class C, 5.34%, 11/15/2035 (a)	8,000	7,990
Series 2025-1, Class D, 5.79%, 1/15/2036 (a)	1,515	1,513
Westgate Resorts LLC
Series 2024-1A, Class B, 6.56%, 1/20/2038 (a)	1,683	1,696
Series 2024-1A, Class C, 7.06%, 1/20/2038 (a)	1,508	1,523
Westlake Automobile Receivables Trust
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	3,000	3,023
Series 2024-1A, Class D, 6.02%, 10/15/2029 (a)	7,000	7,085
Series 2025-3A, Class C, 4.68%, 7/15/2031 (a)	12,800	12,743
Wingspire Equipment Finance LLC
Series 2024-1A, Class C, 5.28%, 9/20/2032 (a)	1,000	1,002
Series 2025-1A, Class A2, 4.33%, 9/20/2033 (a)	930	928
Total Asset-Backed Securities (Cost $1,527,555)		1,521,632
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — 12.6%
ABL Series 2025-RTL1, Class A1, 6.04%, 6/25/2030 (a) (h)	6,385	6,395
Al Series 2026-1B, 5.59%, 10/25/2029 ‡	13,000	13,000
Alternative Loan Trust Series 2004-25CB, Class A1, 6.00%, 12/25/2034	101	86
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (a) (h)	6,000	5,973
Angel Oak Mortgage Trust
Series 2019-5, Class A3, 2.92%, 10/25/2049 (a) (g)	53	52
Series 2019-5, Class B1, 3.96%, 10/25/2049 (a) (g)	1,060	977
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.80%, 1/25/2049 (a) (g)	29	28
Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (g)	74	72
Bayview Opportunity Master Fund VII Trust Series 2026-1, Class A1A, 5.52%, 7/25/2056 (a) (h)	8,620	8,571
Brean Asset-Backed Securities Trust
Series 2025-RM11, Class A1, 4.75%, 5/25/2065 ‡ (a) (g)	3,128	3,056
Series 2025-RM12, Class A1, 4.50%, 7/25/2065 ‡ (a)	8,348	8,100
Series 2026-RM14, Class A1, 4.25%, 1/25/2066 ‡ (a)	3,033	2,906
CAFL Issuer LP Series 2025-RRTL1, Class A1, 5.68%, 5/28/2040 (a) (h)	11,000	11,006
CFMT LLC Series 2024-HB15, Class M1, 4.00%, 8/25/2034 ‡ (a) (g)	2,000	1,967
CHL Mortgage Pass-Through Trust
Series 2005-J2, Class 3A8, 5.50%, 8/25/2035	448	271
Series 2006-HYB2, Class 2A1B, 4.42%, 4/20/2036 (g)	58	54
CIM Trust Series 2019-INV2, Class A11, 4.71%, 5/25/2049 (a) (g)	49	47
Citi Asset Receivables Trust I
Series 2026-3, Class CERT, 0.00%, 4/20/2032 ‡ (a)	6,174	5,856
Series 2026-4, Class CERT, 0.00%, 5/20/2032 ‡ (a)	10,044	9,751
Series 2026-5, Class CERT, 0.00%, 6/20/2032 ‡ (a)	5,100	5,092
Series 2026-6, Class CERT, 0.00%, 7/20/2032 ‡ (a)	6,280	6,531
Series 2026-7, Class CERT, 0.00%, 8/20/2032 ‡ (a)	4,565	4,649
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	257

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2026-8, Class CERT, 0.00%, 9/20/2032 ‡ (a)	7,253	7,560
Connecticut Avenue Securities Trust
Series 2021-R03, Class 1M2, 5.29%, 12/25/2041 (a) (g)	8,674	8,684
Series 2025-R06, Class 1M1, 4.59%, 9/25/2045 (a) (g)	3,905	3,896
Series 2026-R04, Class 2M1, 4.79%, 7/25/2046 (a) (g)	4,742	4,744
CRIBS Mortgage Trust Series 2025-RTL1, Class A1, 5.81%, 5/25/2040 (a) (h)	2,000	2,001
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9, Class 1A2, 5.25%, 10/25/2035	657	589
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-3, Class 2A1, 5.28%, 10/25/2047 (g)	519	403
EFMT Series 2026-AE5, Class A5, 5.50%, 8/25/2061 (a) (g)	7,395	7,383
FHLMC, REMIC
Series 5394, Class AV, 5.50%, 1/25/2035	5,491	5,511
Series 3036, Class NE, 5.00%, 9/15/2035	54	54
Series 5510, Class GV, 5.50%, 12/25/2035	12,616	12,603
Series 5516, Class DV, 6.00%, 12/25/2035	8,676	8,713
Series 5530, Class V, 5.50%, 2/25/2036	14,664	14,678
Series 3294, Class NE, 5.50%, 3/15/2037	114	115
Series 3878, Class PL, 4.50%, 11/15/2040	5,659	5,556
Series 4012, Class GS, IF, IO, 2.75%, 3/15/2042 (g)	3,009	373
Series 4338, Class SA, IF, IO, 2.25%, 5/15/2044 (g)	2,850	231
Series 4477, Class SA, IF, IO, 2.40%, 5/15/2045 (g)	2,808	253
Series 4505, Class SA, IF, IO, 2.40%, 8/15/2045 (g)	2,335	198
Series 4681, Class SD, IF, IO, 2.40%, 5/15/2047 (g)	225	21
Series 4925, Class SH, IF, IO, 2.34%, 10/25/2049 (g)	5,107	389
Series 4954, Class SB, IF, IO, 2.29%, 2/25/2050 (g)	5,535	490
Series 5021, Class MI, IO, 3.00%, 10/25/2050	18,722	3,126
Series 5551, Class BA, 5.00%, 10/25/2051	31,113	30,979
Series 5564, Class BA, 5.00%, 12/25/2051	53,374	53,278
Series 5537, Class CA, 5.00%, 2/25/2052	2,352	2,336
Series 5531, Class DA, 5.00%, 3/25/2052	14,438	14,380
Series 5577, Class A, 5.00%, 4/25/2052	8,480	8,442
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 5558, Class DA, 5.00%, 7/25/2052	12,769	12,714
Series 4632, Class MA, 4.00%, 8/15/2054	3,609	3,511
Series 4634, Class MD, 5.00%, 11/15/2054	4,974	4,934
Series 4630, Class MA, 4.00%, 1/15/2055	3,997	3,947
Series 4839, Class WS, IF, IO, 2.35%, 8/15/2056 (g)	9,950	1,075
FHLMC, STRIPS
Series 445, Class HA, 4.25%, 5/25/2031	16,273	16,024
Series 267, Class S5, IF, IO, 2.25%, 8/15/2042 (g)	2,431	186
Series 342, Class S7, IF, IO, 2.36%, 2/15/2045 (g)	1,036	87
FNMA, REMIC
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	522	37
Series 2024-101, Class DV, 5.50%, 12/25/2035	4,412	4,408
Series 2025-4, Class PV, 5.50%, 1/25/2036	4,657	4,682
Series 2025-27, Class BV, 5.50%, 3/25/2036	13,223	13,175
Series 2025-29, Class CV, 5.50%, 4/25/2036	11,135	11,124
Series 2025-56, Class BV, 5.50%, 7/25/2036	11,381	11,394
Series 2015-85, Class SA, IF, IO, 1.86%, 11/25/2045 (g)	2,399	152
Series 2016-74, Class GS, IF, IO, 2.24%, 10/25/2046 (g)	1,199	98
Series 2017-31, Class SG, IF, IO, 2.34%, 5/25/2047 (g)	6,057	534
Series 2024-27, Class CA, 5.50%, 12/25/2048	2,033	2,044
Series 2019-31, Class S, IF, IO, 2.29%, 7/25/2049 (g)	2,866	254
Series 2024-20, Class MA, 5.00%, 11/25/2049	16,262	16,245
Series 2025-58, Class CA, 5.00%, 9/25/2051	6,475	6,447
Series 2025-58, Class MA, 5.00%, 9/25/2051	12,567	12,511
Series 2025-22, Class BA, 5.00%, 11/25/2051	19,294	19,218
Series 2025-66, Class LA, 5.00%, 12/25/2051	17,112	17,038
Series 2025-62, Class CA, 5.50%, 1/25/2052	21,126	21,060
Series 2022-42, Class EA, 3.75%, 6/25/2052	38,836	37,093
Series 2022-43, Class P, 4.00%, 7/25/2052	6,711	6,449
Series 2025-51, Class A, 5.50%, 1/25/2053	36,397	36,339
GNMA
Series 2012-39, Class MI, IO, 4.00%, 3/16/2042	185	31
SEE NOTES TO FINANCIAL STATEMENTS.

258	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2015-123, Class SE, IF, IO, 1.95%, 9/20/2045 (g)	3,042	226
Series 2016-108, Class SM, IF, IO, 2.33%, 8/20/2046 (g)	530	60
Series 2024-110, Class LC, 3.50%, 4/20/2048	22,021	21,224
Series 2018-139, Class SB, IF, IO, 2.38%, 10/20/2048 (g)	4,391	532
Series 2025-4, Class LA, 3.00%, 7/20/2051	13,448	12,498
Series 2024-184, Class BG, 3.50%, 10/20/2051	5,482	5,171
Series 2025-1, Class GC, 3.50%, 10/20/2051	26,362	24,822
Series 2024-1, Class KB, 2.50%, 12/20/2051	14,047	13,122
Series 2024-151, Class HB, 4.50%, 10/20/2052	23,596	22,972
GS Mortgage-Backed Securities Trust
Series 2023-PJ5, Class A16, 6.50%, 2/25/2054 (a) (g)	6,401	6,418
Series 2025-PJ4, Class A5, 5.50%, 9/25/2055 (a) (g)	3,513	3,500
Series 2025-PJ7, Class A5, 5.50%, 12/25/2055 (a) (g)	5,107	5,079
Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (a) (h)	7,632	7,314
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (a) (h)	7,440	7,426
J.P. Morgan Mortgage Trust
Series 2023-2, Class A4B, 5.50%, 7/25/2053 (a) (g)	4,245	4,232
Series 2025-CCM1, Class A4, 5.50%, 6/25/2055 (a) (g)	7,808	7,766
LHOME Mortgage Trust
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (a) (h)	5,444	5,445
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (a) (h)	4,673	4,680
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (g)	2,500	2,500
Series 2025-RTL3, Class A1, 5.24%, 8/25/2040 (a) (h)	16,725	16,685
Series 2026-RTL1, Class A1, 4.91%, 1/25/2041 (a) (h)	9,070	8,982
LOANDEPOT GMSR Master Trust Series 2025-GT2, Class A, 6.79%, 7/16/2030 (a) (g)	5,000	5,009
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (a) (h)	3,650	3,653
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (a) (h)	3,777	3,781
MOO Securitization Trust4.75%, 7/25/2066 ‡	7,000	6,554
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (h)	1,597	1,599
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (h)	5,250	5,238
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 (a) (g)	3,041	2,658
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (a) (h)	4,615	4,580
OBX Trust Series 2026-INV5, Class A5, 5.50%, 8/25/2056 (a) (g)	4,791	4,769
Onity Loan Investment Trust Series 2025-HB1, Class A, 3.00%, 6/25/2038 ‡ (a) (g)	5,391	5,285
PMT Loan Trust
Series 2025-J3, Class A8, 5.50%, 11/27/2056 (a) (g)	12,081	12,020
Series 2026-INV7, Class A8, 5.50%, 7/25/2057 (a) (g)	7,278	7,245
PRET Trust Series 2026-RPL3, Class A1, 4.40%, 6/25/2070 (a) (h)	14,545	14,081
Provident Funding Mortgage Trust Series 2025-3, Class A4, 5.50%, 8/25/2055 (a) (g)	9,917	9,864
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (a) (h)	1,135	1,134
Sequoia Mortgage Trust Series 2025-4, Class A5, 5.50%, 4/25/2055 (a) (g)	9,115	9,076
Structured Asset Mortgage Investments II Trust Series 2006-AR6, Class 2A1, 4.16%, 7/25/2046 (g)	748	521
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (a) (h)	5,600	5,599
TVC Mortgage Trust Series 2026-RRTL1, Class A1, 4.96%, 2/25/2041 (a) (h)	4,296	4,239
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR5, Class A6, 4.87%, 5/25/2035 (g)	37	37
Total Collateralized Mortgage Obligations (Cost $852,603)		841,833
Mortgage-Backed Securities — 12.3%
FHLMC Gold Pools, 15 Year Pool # G18528, 3.50%, 10/1/2029	733	723
FHLMC Gold Pools, 20 Year Pool # C91649, 3.00%, 4/1/2033	17	16
FHLMC Gold Pools, 30 Year Pool # G61879, 4.50%, 3/1/2047	118	113
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	259

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FHLMC Gold Pools, Other Pool # WN5278, 4.25%, 2/1/2030	20,000	19,729
FHLMC UMBS, 15 Year
Pool # SB0041, 3.50%, 7/1/2034	1,165	1,128
Pool # SB8184, 4.00%, 10/1/2037	6,708	6,433
Pool # QO4733, 5.50%, 1/1/2041	1,099	1,110
Pool # QO4735, 5.50%, 1/1/2041	1,098	1,116
FHLMC UMBS, 30 Year
Pool # SD8342, 5.50%, 7/1/2053	22,070	21,997
Pool # RA9453, 6.00%, 7/1/2053	21,245	21,650
Pool # SD8343, 6.00%, 7/1/2053	29,853	30,336
Pool # QH3301, 6.00%, 10/1/2053	4,713	4,766
Pool # SD4536, 6.00%, 11/1/2053	4,049	4,095
Pool # SD4893, 6.00%, 2/1/2054	42,317	43,107
Pool # SL0768, 6.00%, 5/1/2054	44,592	45,103
Pool # SL0775, 6.00%, 5/1/2054	13,144	13,294
Pool # RJ1970, 6.00%, 7/1/2054	3,377	3,415
Pool # SD6636, 5.50%, 10/1/2054	13,972	13,917
Pool # QJ7053, 6.00%, 10/1/2054	7,591	7,678
Pool # SL0226, 6.00%, 2/1/2055	10,804	10,985
Pool # QZ4956, 5.50%, 10/1/2055	11,876	11,781
Pool # QZ5395, 5.50%, 10/1/2055	6,523	6,477
Pool # QZ9152, 6.00%, 11/1/2055	9,954	10,210
Pool # TA0287, 5.50%, 12/1/2055	9,947	9,929
Pool # TA2049, 5.50%, 12/1/2055	9,893	9,846
Pool # QZ9731, 6.00%, 12/1/2055	8,883	9,027
Pool # TA1089, 6.00%, 12/1/2055	1,459	1,485
Pool # TA5309, 6.00%, 12/1/2055	1,189	1,211
Pool # TA2045, 5.50%, 1/1/2056	18,991	18,915
Pool # TA5394, 5.50%, 1/1/2056	8,292	8,247
Pool # TA5391, 5.50%, 2/1/2056	9,511	9,447
Pool # TA5462, 5.50%, 2/1/2056	6,006	6,010
Pool # TA5463, 5.50%, 2/1/2056	7,103	7,065
Pool # TA6706, 5.50%, 2/1/2056	7,862	7,814
Pool # TA6707, 5.50%, 2/1/2056	3,841	3,843
Pool # TA6708, 5.50%, 2/1/2056	11,749	11,745
Pool # TA6712, 5.50%, 2/1/2056	2,915	2,945
Pool # TA6713, 5.50%, 2/1/2056	6,149	6,169
Pool # TA6714, 5.50%, 2/1/2056	6,347	6,313
Pool # TA6715, 5.50%, 2/1/2056	2,186	2,205
Pool # TA6716, 5.50%, 2/1/2056	3,974	3,993
Pool # TA6721, 5.50%, 2/1/2056	991	995
Pool # TA6752, 5.50%, 2/1/2056	1,326	1,321
Pool # TA6719, 6.00%, 2/1/2056	5,620	5,799
Pool # TA6720, 6.00%, 2/1/2056	3,093	3,183
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # TA6723, 6.00%, 2/1/2056	4,408	4,509
Pool # TA7134, 5.50%, 3/1/2056	2,059	2,079
Pool # TA7142, 5.50%, 3/1/2056	3,954	3,924
Pool # TA7143, 5.50%, 3/1/2056	5,370	5,363
Pool # TA8848, 5.50%, 3/1/2056	1,780	1,771
Pool # TA8850, 5.50%, 3/1/2056	15,915	15,813
Pool # TA8853, 5.50%, 3/1/2056	1,878	1,868
Pool # TA8859, 5.50%, 3/1/2056	3,260	3,238
Pool # TA8864, 6.00%, 3/1/2056	4,114	4,184
Pool # TA8869, 6.00%, 3/1/2056	1,069	1,086
Pool # TA8872, 6.00%, 3/1/2056	1,729	1,761
Pool # TA8876, 6.00%, 3/1/2056	3,989	4,055
Pool # TA8885, 6.00%, 3/1/2056	2,519	2,569
Pool # TA9463, 6.50%, 4/1/2056	6,561	6,784
Pool # TB3664, 5.50%, 5/1/2056	9,501	9,445
Pool # TB3710, 6.50%, 5/1/2056	4,235	4,393
Pool # TC0831, 6.50%, 8/1/2056	6,739	6,967
FNMA UMBS, 15 Year
Pool # BM4202, 3.50%, 12/1/2029	1,104	1,089
Pool # AL9552, 3.50%, 8/1/2031	103	101
Pool # AS9697, 3.50%, 5/1/2032	42	41
Pool # FM1156, 2.50%, 4/1/2033	3,003	2,874
Pool # FS2930, 4.00%, 9/1/2037	6,904	6,621
Pool # MA5558, 5.00%, 12/1/2039	11,982	11,936
Pool # DE2796, 5.50%, 6/1/2040	1,546	1,564
Pool # DE1909, 5.50%, 7/1/2040	818	829
Pool # DE9689, 5.50%, 9/1/2040	1,176	1,191
Pool # DF1303, 5.50%, 10/1/2040	1,002	1,013
Pool # DF1912, 5.50%, 10/1/2040	1,029	1,041
Pool # DF5649, 5.50%, 11/1/2040	889	900
Pool # DE6933, 5.50%, 12/1/2040	1,556	1,574
Pool # DG1558, 5.50%, 2/1/2041	1,032	1,044
FNMA UMBS, 20 Year
Pool # MA1446, 3.50%, 5/1/2033	79	76
Pool # MA1527, 3.00%, 8/1/2033	51	49
Pool # MA1921, 3.50%, 6/1/2034	2,952	2,832
Pool # FM3933, 3.00%, 6/1/2037	14,301	13,401
Pool # CA1791, 3.50%, 2/1/2038	5,456	5,203
Pool # FM3075, 3.50%, 11/1/2039	17,610	16,496
Pool # CA8310, 2.50%, 12/1/2040	10,014	8,882
FNMA UMBS, 30 Year
Pool # MA4842, 5.50%, 12/1/2052	5,839	5,824
Pool # MA5191, 6.00%, 11/1/2053	13,134	13,331
Pool # FA0565, 6.00%, 6/1/2054	27,433	27,776
Pool # FS9980, 6.00%, 9/1/2054	3,508	3,549
SEE NOTES TO FINANCIAL STATEMENTS.

260	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # DE2826, 6.00%, 7/1/2055	2,494	2,531
Pool # DF0304, 6.00%, 9/1/2055	5,140	5,199
Pool # DF8741, 5.50%, 12/1/2055	1,147	1,136
Pool # DF6866, 5.50%, 1/1/2056	1,720	1,707
Pool # DF6898, 5.50%, 1/1/2056	1,895	1,883
Pool # DF9730, 5.50%, 1/1/2056	1,049	1,042
Pool # DF9754, 5.50%, 1/1/2056	1,320	1,321
Pool # DF9776, 5.50%, 1/1/2056	8,989	8,962
Pool # DF9779, 5.50%, 1/1/2056	4,862	4,846
Pool # DF9780, 5.50%, 1/1/2056	1,416	1,405
Pool # DF9782, 5.50%, 1/1/2056	3,897	3,867
Pool # DF6150, 5.50%, 2/1/2056	4,917	4,876
Pool # DG0358, 5.50%, 2/1/2056	1,288	1,277
Pool # DG1458, 5.50%, 2/1/2056	998	997
Pool # DG1462, 5.50%, 2/1/2056	7,832	7,782
Pool # DG1564, 5.50%, 2/1/2056	2,346	2,333
Pool # DG1572, 5.50%, 2/1/2056	4,275	4,234
Pool # DG1751, 5.50%, 2/1/2056	3,615	3,608
Pool # DG1752, 5.50%, 2/1/2056	4,271	4,252
Pool # DG2566, 5.50%, 2/1/2056	14,042	14,037
Pool # DG2570, 5.50%, 2/1/2056	7,703	7,738
Pool # DG2572, 5.50%, 2/1/2056	5,601	5,655
Pool # DF4300, 6.00%, 2/1/2056	299	303
Pool # DG1586, 6.00%, 2/1/2056	2,223	2,260
Pool # DG1589, 6.00%, 2/1/2056	1,914	1,968
Pool # DG3661, 5.50%, 3/1/2056	3,624	3,637
Pool # DG3665, 5.50%, 3/1/2056	5,791	5,789
Pool # DG5501, 5.50%, 3/1/2056	2,436	2,413
Pool # DG3674, 6.00%, 3/1/2056	4,027	4,140
Pool # DG3677, 6.00%, 3/1/2056	2,891	2,972
Pool # DG6115, 5.50%, 4/1/2056	6,834	6,768
Pool # DG6829, 6.00%, 4/1/2056	1,861	1,893
Pool # DG6830, 6.00%, 4/1/2056	2,218	2,255
Pool # DG6851, 6.50%, 4/1/2056	1,341	1,388
Pool # DG6852, 6.50%, 4/1/2056	3,983	4,147
Pool # DG9905, 5.50%, 5/1/2056	6,590	6,551
Pool # DH1935, 6.50%, 5/1/2056	539	559
Pool # DH1936, 6.50%, 6/1/2056	5,985	6,189
Pool # DH1939, 6.50%, 6/1/2056	2,998	3,098
Pool # DH4761, 6.50%, 6/1/2056	3,969	4,104
Pool # DH1950, 7.00%, 6/1/2056	2,275	2,393
Pool # DI3266, 6.50%, 9/1/2056	8,964	9,296
FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 5.50%, 9/25/2041 (i)	4,660	4,705
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 6.50%, 9/25/2056 (i)	10,300	10,613
GNMA II, 30 Year Pool # 787548, 5.50%, 9/20/2054	19,216	19,264
Total Mortgage-Backed Securities (Cost $834,848)		823,125
U.S. Treasury Obligations — 11.1%
U.S. Treasury Notes
4.25%, 3/15/2027	440	441
4.13%, 10/31/2027	214	214
3.50%, 1/31/2028	690	682
3.75%, 5/15/2028	635	629
3.88%, 6/15/2028	27,070	26,854
3.63%, 8/15/2028	82,040	80,937
3.38%, 9/15/2028	84,790	83,184
4.63%, 9/30/2028	1,230	1,236
3.50%, 10/15/2028	163,070	160,242
3.50%, 12/15/2028	23,494	23,051
3.50%, 1/15/2029	352,040	345,109
3.88%, 6/30/2030	1,850	1,812
3.63%, 8/31/2030	6,560	6,359
3.63%, 9/30/2030	740	717
3.88%, 4/30/2031	1,460	1,423
4.13%, 5/31/2031	11,840	11,654
Total U.S. Treasury Obligations (Cost $756,079)		744,544
Commercial Mortgage-Backed Securities — 4.8%
Baml RCAP Frn 8.00%, 10/25/2027 ‡	3,338	3,338
BMD2 Re-REMIC Trust Series 2019-FRR1, Class 5B13, 2.15%, 5/25/2052 ‡ (a) (g)	5,000	4,485
BX Commercial Mortgage Trust Series 2024-MF, Class B, 5.33%, 2/15/2039 (a) (g)	708	710
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class C, 3.97%, 4/10/2048 (g)	3,600	3,204
Commercial Mortgage Trust
Series 2014-CR14, Class B, 3.19%, 2/10/2047 (g)	1,142	1,130
Series 2014-UBS3, Class B, 4.31%, 6/10/2047	1,674	1,620
Series 2014-UBS5, Class C, 4.72%, 9/10/2047 (g)	2,750	2,558
Series 2015-LC21, Class D, 4.29%, 7/10/2048 (g)	1,000	960
Series 2015-CR26, Class B, 4.68%, 10/10/2048 (g)	793	781
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	261

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
CSTL Commercial Mortgage Trust
Series 2025-GATE2, Class C, 5.14%, 11/10/2042 (a) (g)	1,625	1,579
Series 2025-GATE2, Class D, 5.63%, 11/10/2042 (a) (g)	2,530	2,478
Series 2025-GATE2, Class E, 6.35%, 11/10/2042 (a) (g)	4,725	4,629
Series 2026-GATE3, Class B, 4.94%, 2/10/2043 (a) (g)	5,100	4,955
Series 2026-GATE3, Class C, 5.13%, 2/10/2043 (a) (g)	1,700	1,653
Series 2026-GATE3, Class D, 5.52%, 2/10/2043 (a) (g)	833	816
ELP Commercial Mortgage Trust
Series 2025-ELP, Class A, 4.60%, 11/13/2042 (a) (g)	5,960	5,820
Series 2025-ELP, Class B, 4.85%, 11/13/2042 (a) (g)	3,050	2,979
Series 2025-ELP, Class C, 5.14%, 11/13/2042 (a) (g)	1,700	1,670
FHLMC MSCR Trust
Series 2025-MN10, Class M2, 6.49%, 2/25/2045 (a) (g)	6,000	6,037
Series 2025-MN12, Class M1, 5.39%, 11/25/2045 (a) (g)	10,305	10,305
Series 2026-MN14, Class M2, 6.34%, 6/25/2046 (a) (g)	8,740	8,756
Series 2021-MN1, Class M1, 5.64%, 1/25/2051 (a) (g)	46	46
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KC05, Class X1, IO, 1.28%, 6/25/2027 (g)	10,075	75
Series K068, Class X1, IO, 0.53%, 8/25/2027 (g)	218,447	722
Series K739, Class X1, IO, 1.27%, 9/25/2027 (g)	58,521	319
Series K078, Class X1, IO, 0.22%, 6/25/2028 (g)	47,058	88
Series K090, Class X3, IO, 2.39%, 10/25/2029 (g)	32,598	1,845
Series K112, Class X1, IO, 1.53%, 5/25/2030 (g)	24,261	1,086
Series Q012, Class X, IO, 3.95%, 9/25/2035 (g)	9,728	1,297
Series K061, Class X3, IO, 1.94%, 12/25/2044 (g)	2,618	8
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K070, Class X3, IO, 2.11%, 12/25/2044 (g)	16,537	397
Series K072, Class X3, IO, 2.63%, 12/25/2045 (g)	1,200	31
Series K087, Class X3, IO, 2.35%, 1/25/2046 (g)	13,787	648
Series K097, Class X3, IO, 2.09%, 9/25/2046 (g)	20,477	1,095
Series K104, Class X3, IO, 1.96%, 2/25/2047 (g)	25,300	1,474
Series K088, Class X3, IO, 2.43%, 2/25/2047 (g)	9,575	501
Series K093, Class X3, IO, 2.28%, 5/25/2047 (g)	50,000	2,734
Series K095, Class X3, IO, 2.17%, 8/25/2047 (g)	25,000	1,368
Series K736, Class X3, IO, 3.79%, 9/25/2047 (g)	23,181	—
Series K099, Class X3, IO, 2.02%, 10/25/2047 (g)	13,745	699
Series K105, Class X3, IO, 2.04%, 3/25/2048 (g)	40,058	2,485
Series K111, Class X3, IO, 3.29%, 4/25/2048 (g)	15,644	1,640
Series K110, Class X3, IO, 3.49%, 6/25/2048 (g)	15,544	1,655
Series K114, Class X3, IO, 2.83%, 8/25/2048 (g)	10,750	932
Series K115, Class X3, IO, 3.05%, 9/25/2048 (g)	21,273	2,035
Series K125, Class X3, IO, 2.74%, 2/25/2049 (g)	15,690	1,537
FNMA ACES
Series 2020-M10, Class X1, IO, 1.90%, 12/25/2030 (g)	46,079	2,138
Series 2020-M37, Class X, IO, 1.05%, 4/25/2032 (g)	61,276	1,780
FREMF Series 2018-KF46, Class B, 5.68%, 3/25/2028 (a) (g)	9	9
FREMF Mortgage Trust
Series 2019-KC06, Class B, 3.93%, 9/25/2026 (a) (g)	7,600	7,513
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	94,408	151
Series 2018-K82, Class D, PO, 10/25/2028 (a)	9,393	7,904
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	24,695	47
SEE NOTES TO FINANCIAL STATEMENTS.

262	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-KC07, Class C, 3.73%, 10/25/2029 (a) (g)	4,700	4,008
Series 2020-K107, Class D, 3.62%, 2/25/2030 (a) (g)	7,500	6,207
Series 2020-KSG1, Class C, PO, 9/25/2030 (a)	4,100	2,923
Series 2020-KSG1, Class X2A, IO, 0.10%, 9/25/2030 (a)	66,949	202
Series 2020-KSG1, Class X2B, IO, 0.10%, 9/25/2030 (a)	4,100	13
Series 2017-K68, Class D, PO, 10/25/2049 (a)	8,000	7,323
Series 2019-K89, Class C, 4.44%, 1/25/2051 (a) (g)	6,000	5,826
Series 2018-K83, Class D, PO, 11/25/2051 (a)	6,900	5,700
Series 2019-K93, Class C, 4.26%, 5/25/2052 (a) (g)	8,652	8,339
Series 2020-K740, Class D, PO, 11/25/2052 (a)	9,000	8,194
Series 2020-K740, Class X2A, IO, 0.10%, 11/25/2052 (a)	92,832	67
Series 2020-K740, Class X2B, IO, 0.10%, 11/25/2052 (a)	22,000	20
Series 2020-K113, Class D, PO, 5/25/2053 (a)	9,000	6,442
Series 2020-K115, Class D, PO, 9/25/2053 (a)	7,500	5,582
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (a)	79,664	239
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (a)	18,200	58
Series 2020-K118, Class D, PO, 10/25/2053 (a)	7,500	5,403
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (a)	80,676	251
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (a)	16,750	55
Series 2020-K739, Class D, PO, 11/25/2053 (a)	6,440	5,579
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	66,327	34
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	16,940	12
Series 2021-K126, Class D, PO, 1/25/2054 (a)	9,500	6,544
Series 2021-K126, Class X2A, IO, 0.10%, 1/25/2054 (a)	96,847	324
Series 2021-K126, Class X2B, IO, 0.10%, 1/25/2054 (a)	25,000	90
FREMF Trust Series 2018-KW04, Class C, PO, 12/25/2032 (a)	5,000	3,531
GAM Re-REMIC Trust Series 2022-FRR3, Class BK61, PO, 11/27/2049 ‡ (a)	4,200	4,124
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GS Mortgage Securities Trust Series 2015-GC30, Class C, 4.00%, 5/10/2050 (g)	3,695	3,159
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.11%, 7/15/2048 (g)	7,732	6,379
Series 2015-C31, Class B, 4.53%, 8/15/2048 (g)	4,410	4,145
Series 2015-C31, Class C, 4.53%, 8/15/2048 (g)	3,360	2,612
Series 2016-C1, Class D1, 4.26%, 3/17/2049 (a) (g)	4,600	4,274
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.49%, 3/15/2050 (a) (g)	3,725	3,063
Life Mortgage Trust Series 2021-BMR, Class C, 4.85%, 3/15/2038 (a) (g)	300	293
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31, Class B, 3.88%, 11/15/2049 (g)	2,577	2,532
Morgan Stanley Capital I Trust
Series 2015-MS1, Class B, 4.03%, 5/15/2048 (g)	2,922	2,834
Series 2020-HR8, Class XA, IO, 1.78%, 7/15/2053 (g)	18,580	982
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	6,960	6,299
Series 2019-PARK, Class B, 2.72%, 12/15/2036 (a)	6,000	4,950
Series 2019-PARK, Class D, 2.72%, 12/15/2036 (a)	2,000	1,480
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (a)	7,500	5,250
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.01%, 10/25/2049 (a) (g)	3,106	3,132
Series 2020-01, Class M10, 7.51%, 3/25/2050 (a) (g)	6,814	6,906
PRM5 Trust
Series 2025-PRM5, Class C, 5.00%, 3/10/2033 (a) (g)	310	307
Series 2025-PRM5, Class D, 5.62%, 3/10/2033 (a) (g)	220	219
Series 2025-PRM5, Class F, 8.77%, 3/10/2033 (a) (g)	4,000	4,040
PRM7 Trust
Series 2025-PRM7, Class A, 4.36%, 11/10/2042 (a) (g)	7,069	6,816
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	263

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2025-PRM7, Class B, 4.65%, 11/10/2042 (a) (g)	7,067	6,802
Series 2025-PRM7, Class D, 5.66%, 11/10/2042 (a) (g)	4,766	4,657
Series 2025-PRM7, Class E, 6.62%, 11/10/2042 (a) (g)	3,200	3,160
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	3,010	3,020
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	275	262
STWD Mortgage Trust (Cayman Islands)
Series 2021-LIH, Class B, 5.41%, 11/15/2036 (a) (g)	3,600	3,597
Series 2021-LIH, Class C, 5.71%, 11/15/2036 (a) (g)	2,200	2,198
Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (g)	327	321
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class C, 3.89%, 2/15/2048	972	895
Series 2018-C43, Class A3, 3.75%, 3/15/2051	586	578
Series 2015-LC22, Class D, 4.71%, 9/15/2058 (g)	10,106	9,659
WFRBS Commercial Mortgage Trust
Series 2014-C22, Class C, 3.61%, 9/15/2057 (g)	8,583	7,381
Series 2014-C22, Class D, 3.75%, 9/15/2057 (a) (g)	1,000	540
Series 2014-C22, Class B, 4.37%, 9/15/2057 (g)	3,000	2,839
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A, 5.35%, 7/15/2040 (a) (g)	4,845	4,857
Series 2025-DC, Class B, 5.54%, 7/15/2040 (a) (g)	570	569
Series 2025-DC, Class C, 6.03%, 7/15/2040 (a) (g)	1,000	1,006
Total Commercial Mortgage-Backed Securities (Cost $339,443)		323,825
Foreign Government Securities — 1.3%
Arab Republic of Egypt
7.60%, 3/1/2029 (c)	1,250	1,289
8.63%, 2/4/2030 (c)	1,000	1,065
9.45%, 2/4/2033 (a)	1,100	1,214
7.30%, 9/30/2033 (c)	800	798
7.63%, 5/20/2034 (a)	2,356	2,358
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Argentine Republic
1.00%, 7/9/2029	531	475
4.12%, 7/9/2035 (h)	9,285	7,022
3.50%, 7/9/2041 (h)	2,400	1,693
Barranquilla Distrito Especial Industrial y Portuario 7.35%, 7/23/2031 (a)	600	615
Benin Government Bond 7.96%, 2/13/2038 (a)	1,878	1,989
Commonwealth of the Bahamas
8.95%, 10/15/2032 (c)	1,000	1,117
8.25%, 6/24/2036 (a)	600	662
Dominican Republic Government Bond
4.50%, 1/30/2030 (a)	1,940	1,869
7.05%, 2/3/2031 (a)	1,140	1,193
Federal Republic of Nigeria
8.38%, 3/24/2029 (c)	1,400	1,479
8.63%, 1/13/2036 (c)	1,000	1,084
Hashemite Kingdom of Jordan
7.50%, 1/13/2029 (c)	1,500	1,554
5.85%, 7/7/2030 (c)	1,000	1,005
5.75%, 11/12/2032 (a)	2,283	2,232
Islamic Republic of Pakistan
7.38%, 4/8/2031 (a)	2,800	2,811
7.38%, 4/8/2031 (c)	3,900	3,915
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	2,530	2,711
Plurinational State of Bolivia 9.45%, 5/14/2031 (a)	1,400	1,391
Republic of Angola
8.00%, 11/26/2029 (a)	211	216
8.75%, 4/14/2032 (a)	3,200	3,272
8.75%, 4/14/2032 (c)	2,800	2,863
Republic of Colombia 6.13%, 1/21/2031	633	634
Republic of Congo
8.75%, 4/16/2032 (a)	1,910	1,972
9.50%, 5/26/2036 (c)	1,710	1,656
9.50%, 4/16/2037 (a)	1,020	1,065
Republic of Cote d'Ivoire
7.63%, 1/30/2033 (a)	2,500	2,653
6.13%, 6/15/2033 (c)	1,600	1,582
8.08%, 4/1/2036 (a)	2,174	2,355
6.75%, 2/25/2041 (a)	1,982	1,888
Republic of Ecuador
6.90%, 7/31/2030 (c) (h)	800	798
8.75%, 1/29/2034 (a)	1,105	1,102
6.90%, 7/31/2035 (a) (h)	1,421	1,300
SEE NOTES TO FINANCIAL STATEMENTS.

264	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
9.25%, 1/29/2039 (a)	6,299	6,365
5.50%, 7/31/2040 (a) (h)	590	482
Republic of El Salvador 9.25%, 4/17/2030 (c)	1,150	1,230
Republic of Honduras 8.63%, 11/27/2034 (a)	2,000	2,299
Republic of Kenya
9.75%, 2/16/2031 (c)	1,200	1,293
7.88%, 10/9/2033 (a)	1,860	1,864
Republic of South Africa
7.10%, 11/19/2036 (a)	2,385	2,545
6.13%, 12/11/2037 (a)	1,515	1,478
Suriname Government International Bond
7.70%, 11/6/2030 (a)	600	617
8.50%, 11/6/2035 (a)	1,922	2,072
Total Foreign Government Securities (Cost $83,244)		85,142
Loan Assignments — 0.2% (b) (j)
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 5.69%, 1/31/2031	689	690
Building Products — 0.0% ^
EMRLD Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.94%, 5/31/2030	1,063	1,066
Ground Transportation — 0.1%
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 8/15/2030	1,935	1,934
Genesee & Wyoming, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 5.48%, 4/10/2031	985	984
		2,918
IT Services — 0.1%
MH Sub I LLC, 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 4.25%), 7.94%, 5/3/2028	1,168	1,153
(1-MONTH CME TERM SOFR + 4.25%), 7.94%, 12/31/2031	790	735
		1,888
Oil, Gas & Consumable Fuels — 0.0% ^
Buckeye Partners LP, 1st Lien Term Loan B-7 (1-MONTH CME TERM SOFR + 1.75%), 5.44%, 11/22/2032	668	670
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 4/20/2028	680	679
Professional Services — 0.0% ^
WEC US Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.71%, 1/27/2031	1,323	1,323
Software — 0.0% ^
UKG, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.07%, 2/10/2031	978	950
Specialty Retail — 0.0% ^
White Cap Supply Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 10/19/2029	1,043	1,043
Total Loan Assignments (Cost $11,337)		11,227
Municipal Bonds — 0.0% (g) (k) ^
California — 0.0% ^
California Housing Finance Agency Series 2021-1, Class X, Rev., 0.80%, 11/20/2035 (Cost $1,540)	50,335	1,858
	SHARES (000)
Common Stocks — 0.0% ^
Containers & Packaging — 0.0% ^
Ardagh Holdings SA ‡ * (a)	37	244
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. *	1	170
Total Common Stocks (Cost $238)		414
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Media — 0.0% ^
SES SA (Luxembourg) ‡ * (Cost $—) (f)	15	222
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	265

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS		VALUE ($000)
Short-Term Investments — 1.8%
Investment Companies — 1.6%
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (l) (m) (Cost $107,010)	107,010	107,020
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills, 3.88%, 12/24/2026 (n) (o) (Cost $12,618)	12,772	12,618
Total Short-Term Investments (Cost $119,628)		119,638
Total Investments — 99.5% (Cost $6,737,618)		6,666,877
Other Assets in Excess of Liabilities — 0.5%		31,106
NET ASSETS — 100.0%		6,697,983

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(c)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(e)	Defaulted security.
(f)	Value is zero.
(g)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2026.

(h)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2026.

(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
SEE NOTES TO FINANCIAL STATEMENTS.

266	J.P. Morgan Income Funds	August 31, 2026

(k)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of August 31, 2026.
(n)	The rate shown is the effective yield as of August 31, 2026.
(o)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
Futures contracts outstanding as of August 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Ultra Bond	39	12/21/2026	USD	4,297	1
U.S. Treasury 2 Year Note	4,141	12/31/2026	USD	850,037	(1,955)
U.S. Treasury 5 Year Note	5,980	12/31/2026	USD	632,385	(2,499)
					(4,453)
Short Contracts
U.S. Treasury 10 Year Note	(1,390)	12/21/2026	USD	(149,773)	1,062
U.S. Treasury 10 Year Ultra Note	(718)	12/21/2026	USD	(78,632)	352
U.S. Treasury Long Bond	(275)	12/21/2026	USD	(29,906)	186
					1,600
					(2,853)

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2026 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.46-V3	5.00	Quarterly	6/20/2031	3.01	USD 54,465	(2,023)	(2,703)	(4,726)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	267

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

268	J.P. Morgan Income Funds	August 31, 2026

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2026 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
ASSETS:
Investments in non-affiliates, at value	$51,843,779	$24,222,050	$154,361	$1,852,469
Investments in affiliates, at value	404,796	1,580,928	10,001	63,511
Restricted cash for delayed delivery securities	1,415	2,100	—	—
Cash	—	—	467	—
Foreign currency, at value	5	28	2	—
Deposits at broker for futures contracts	85,803	—	—	—
Deposits at broker for centrally cleared swaps	—	1,140	—	—
Receivables:
Investment securities sold	786	5,429	1,077	23
Investment securities sold — delayed delivery securities	—	—	—	4,066
Fund shares sold	48,110	59,095	281	1,090
Interest from non-affiliates	338,202	179,378	1,016	8,956
Dividends from affiliates	1,392	4,936	22	154
Variation margin on futures contracts	—	—	—	188
Unrealized appreciation on forward foreign currency exchange contracts	—	90	—	—
Unrealized appreciation on unfunded commitments	—	—	1	—
Total Assets	52,724,288	26,055,174	167,228	1,930,457
LIABILITIES:
Payables:
Due to custodian	13,731	4,155	—	20
Investment securities purchased	64,700	12,024	2,244	—
Investment securities purchased — delayed delivery securities	262,728	374,166	—	16,102
Fund shares redeemed	46,171	21,001	42	1,964
Variation margin on futures contracts	4,568	8,147	—	—
Accrued liabilities:
Investment advisory fees	11,816	6,376	52	371
Administration fees	1,003	1,189	—	68
Distribution fees	571	414	8	64
Service fees	3,195	822	13	132
Custodian and accounting fees	749	415	57	46
Trustees’ and Chief Compliance Officer’s fees	—	2	—	— (a)
Other	1,147	509	46	80
Total Liabilities	410,379	429,220	2,462	18,847
Net Assets	$52,313,909	$25,625,954	$164,766	$1,911,610

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	269

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2026 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
NET ASSETS:
Paid-in-Capital	$56,874,410	$28,235,980	$550,264	$2,147,462
Total distributable earnings (loss)	(4,560,501)	(2,610,026)	(385,498)	(235,852)
Total Net Assets	$52,313,909	$25,625,954	$164,766	$1,911,610
Net Assets:
Class A	$2,103,215	$1,587,523	$31,593	$233,406
Class C	124,224	43,078	2,509	9,996
Class I	22,374,695	7,586,010	122,445	748,363
Class R2	42,035	133,712	—	10,697
Class R3	103,215	18,678	—	15,808
Class R4	3,074	9,766	—	6,004
Class R5	172,161	11,676	—	—
Class R6	27,391,290	16,235,511	8,219	887,336
Total	$52,313,909	$25,625,954	$164,766	$1,911,610
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	207,987	223,488	4,061	24,638
Class C	12,165	6,012	324	1,059
Class I	2,214,627	1,068,644	15,741	79,049
Class R2	4,163	18,825	—	1,131
Class R3	10,249	2,635	—	1,670
Class R4	305	1,378	—	634
Class R5	17,075	1,643	—	—
Class R6	2,706,606	2,284,453	1,056	93,758
Net Asset Value (a):
Class A — Redemption price per share	$10.11	$7.10	$7.78	$9.47
Class C — Offering price per share (b)	10.21	7.17	7.74	9.44
Class I — Offering and redemption price per share	10.10	7.10	7.78	9.47
Class R2 — Offering and redemption price per share	10.10	7.10	—	9.46
Class R3 — Offering and redemption price per share	10.07	7.09	—	9.47
Class R4 — Offering and redemption price per share	10.08	7.09	—	9.46
Class R5 — Offering and redemption price per share	10.08	7.11	—	—
Class R6 — Offering and redemption price per share	10.12	7.11	7.78	9.46
Class A maximum sales charge	3.75%	3.75%	2.25%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.50	$7.38	$7.96	$9.84
Cost of investments in non-affiliates	$54,938,767	$25,104,349	$166,421	$1,979,181
Cost of investments in affiliates	404,774	1,580,892	10,001	63,511
Cost of foreign currency	5	28	2	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

270	J.P. Morgan Income Funds	August 31, 2026

	JPMorgan High Yield Fund	JPMorgan Income Fund	JPMorgan Short Duration Bond Fund	JPMorgan Short Duration Core Plus Fund
ASSETS:
Investments in non-affiliates, at value	$6,225,932	$19,459,321	$12,734,575	$6,559,857
Investments in affiliates, at value	400,893	107,344	1,105,398	107,020
Restricted cash for OTC derivatives	—	32,800	—	—
Restricted cash for delayed delivery securities	—	1,160	—	—
Foreign currency, at value	889	2	—	1
Deposits at broker for futures contracts	—	64,067	—	—
Deposits at broker for centrally cleared swaps	—	69,291	—	—
Receivables:
Investment securities sold	14,055	3,989	29	255
Investment securities sold — delayed delivery securities	—	2,968,307	—	—
Fund shares sold	8,212	20,321	19,214	5,431
Interest from non-affiliates	98,242	133,798	84,208	47,966
Dividends from affiliates	905	473	2,917	396
Variation margin on futures contracts	—	1,564	1,369	250
Variation margin on centrally cleared swaps	—	944	—	53
Unrealized appreciation on forward foreign currency exchange contracts	—	3,933	—	—
Unrealized appreciation on unfunded commitments	2	1	—	—
Other assets	—	—	—	70
Total Assets	6,749,130	22,867,315	13,947,710	6,721,299
LIABILITIES:
Payables:
Due to custodian	20,480	10,272	4,122	1,921
Distributions	—	1,550	—	—
TBA short commitments, at value	—	2,603,564	—	—
Investment securities purchased	27,980	17,199	437,450	—
Investment securities purchased — delayed delivery securities	—	2,857,903	—	15,328
Fund shares redeemed	17,918	44,392	12,572	3,824
Unrealized depreciation on forward foreign currency exchange contracts	—	4,194	—	—
Outstanding OTC swap contracts, at value	—	34,541	—	—
Accrued liabilities:
Investment advisory fees	2,304	4,356	2,341	1,388
Administration fees	107	943	694	410
Distribution fees	157	467	189	145
Service fees	182	235	144	130
Custodian and accounting fees	129	326	199	113
Trustees’ and Chief Compliance Officer’s fees	—	— (a)	2	—
Other	191	88	79	57
Total Liabilities	69,448	5,580,030	457,792	23,316
Net Assets	$6,679,682	$17,287,285	$13,489,918	$6,697,983

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	271

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2026 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan High Yield Fund	JPMorgan Income Fund	JPMorgan Short Duration Bond Fund	JPMorgan Short Duration Core Plus Fund
NET ASSETS:
Paid-in-Capital	$7,524,787	$18,820,621	$13,883,671	$7,293,877
Total distributable earnings (loss)	(845,105)	(1,533,336)	(393,753)	(595,894)
Total Net Assets	$6,679,682	$17,287,285	$13,489,918	$6,697,983
Net Assets:
Class A	$533,981	$832,272	$802,219	$558,625
Class C	65,793	446,668	28,289	38,709
Class I	838,732	10,339,680	2,015,389	1,956,759
Class R2	2,488	—	—	—
Class R3	318	—	—	—
Class R4	85	—	—	—
Class R5	2,154	—	—	—
Class R6	5,236,131	5,668,665	10,644,021	4,143,890
Total	$6,679,682	$17,287,285	$13,489,918	$6,697,983
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	82,989	98,427	74,513	59,992
Class C	10,188	52,812	2,605	4,168
Class I	129,183	1,224,272	186,897	210,129
Class R2	387	—	—	—
Class R3	49	—	—	—
Class R4	12	—	—	—
Class R5	331	—	—	—
Class R6	805,471	670,988	987,059	445,117
Net Asset Value (a):
Class A — Redemption price per share	$6.43	$8.46	$10.77	$9.31
Class C — Offering price per share (b)	6.46	8.46	10.86	9.29
Class I — Offering and redemption price per share	6.49	8.45	10.78	9.31
Class R2 — Offering and redemption price per share	6.42	—	—	—
Class R3 — Offering and redemption price per share	6.50	—	—	—
Class R4 — Offering and redemption price per share	6.50	—	—	—
Class R5 — Offering and redemption price per share	6.52	—	—	—
Class R6 — Offering and redemption price per share	6.50	8.45	10.78	9.31
Class A maximum sales charge	3.75%	3.75%	2.25%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$6.68	$8.79	$11.02	$9.52
Cost of investments in non-affiliates	$6,325,090	$19,786,573	$12,812,683	$6,630,608
Cost of investments in affiliates	400,893	107,336	1,105,398	107,010
Cost of foreign currency	881	2	—	1
Proceeds from short TBAs	—	2,616,961	—	—
Net upfront receipts on centrally cleared swaps	—	(41,359)	—	(2,023)
Net upfront receipts on OTC swap contracts	—	(8,667)	—	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

272	J.P. Morgan Income Funds	August 31, 2026

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2026 (Unaudited)
(Amounts in thousands)

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,214,046	$671,519	$4,704	$38,764
Interest income from affiliates	34	45	1	—
Dividend income from non-affiliates	—	—	54	—
Dividend income from affiliates	14,141	25,517	167	876
Non-cash interest income from non-affiliates	—	—	1,148	—
Foreign taxes withheld (net)	—	(6)	—	—
Total investment income	1,228,221	697,075	6,074	39,640
EXPENSES:
Investment advisory fees	74,385	38,358	456	2,667
Administration fees	8,319	6,957	62	714
Distribution fees:
Class A	2,768	2,051	41	305
Class C	512	184	8	43
Class R2	109	137	—	27
Class R3	139	24	—	24
Service fees:
Class A	2,768	2,051	41	305
Class C	171	61	3	14
Class I	28,840	9,488	153	910
Class R2	54	68	—	13
Class R3	139	24	—	24
Class R4	3	12	—	10
Class R5	88	6	—	—
Custodian and accounting fees	881	498	66	59
Interest expense to affiliates	59	36	—	3
Professional fees	164	117	61	42
Trustees’ and Chief Compliance Officer’s fees	67	40	13	15
Printing and mailing costs	1,089	416	15	62
Registration and filing fees	372	143	32	79
Transfer agency fees (See Note 2.K.)	321	171	4	39
Other	264	218	6	16
Total expenses	121,512	61,060	961	5,371
Less fees waived	(19,497)	(8,043)	(304)	(1,367)
Less expense reimbursements	(41)	—	—	—
Net expenses	101,974	53,017	657	4,004
Net investment income (loss)	1,126,247	644,058	5,417	35,636
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	273

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2026 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(163,249)	$(32,477)	$(1,660)	$(22,794)
Investments in affiliates	(92)	(118)	—	—
Options purchased	—	—	—	(482)
Futures contracts	(172,791)	(203,451)	—	(2,075)
Foreign currency transactions	—	102	—	—
Forward foreign currency exchange contracts	—	82	—	—
Options written	—	—	—	289
Swaps	(4)	—	—	—
Net realized gain (loss)	(336,136)	(235,862)	(1,660)	(25,062)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(2,034,115)	(817,853)	2,934	(54,930)
Investments in affiliates	(196)	(262)	—	—
Options purchased	—	—	—	(338)
Futures contracts	(10,032)	(32,160)	—	(253)
Foreign currency translations	(1)	5	(1)	—
Forward foreign currency exchange contracts	—	103	—	—
Options written	—	—	—	193
Unfunded commitments	—	—	5	—
Change in net unrealized appreciation/depreciation	(2,044,344)	(850,167)	2,938	(55,328)
Net realized/unrealized gains (losses)	(2,380,480)	(1,086,029)	1,278	(80,390)
Change in net assets resulting from operations	$(1,254,233)	$(441,971)	$6,695	$(44,754)
SEE NOTES TO FINANCIAL STATEMENTS.

274	J.P. Morgan Income Funds	August 31, 2026

	JPMorgan High Yield Fund	JPMorgan Income Fund	JPMorgan Short Duration Bond Fund	JPMorgan Short Duration Core Plus Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$211,594	$517,030	$283,852	$162,207
Interest income from affiliates	3	50	1	1
Dividend income from non-affiliates	1,177	125	—	—
Dividend income from affiliates	3,753	3,898	10,580	1,792
Non-cash interest income from non-affiliates	22,311	—	—	—
Total investment income	238,838	521,103	294,433	164,000
EXPENSES:
Investment advisory fees	16,487	25,265	14,438	8,495
Administration fees	2,473	5,473	4,547	2,548
Distribution fees:
Class A	672	1,066	1,027	735
Class C	265	1,883	117	162
Class R2	7	—	—	—
Class R3	1	—	—	—
Service fees:
Class A	672	1,066	1,027	735
Class C	89	628	39	54
Class I	1,044	12,525	2,548	2,464
Class R2	3	—	—	—
Class R3	1	—	—	—
Class R4	— (a)	—	—	—
Class R5	2	—	—	—
Custodian and accounting fees	151	418	275	133
Interest expense to affiliates	1	170	12	5
Professional fees	77	100	63	70
Trustees’ and Chief Compliance Officer’s fees	19	29	27	19
Printing and mailing costs	142	192	124	56
Registration and filing fees	97	207	113	75
Transfer agency fees (See Note 2.K.)	47	79	66	29
Other	26	69	66	34
Total expenses	22,276	49,170	24,489	15,614
Less fees waived	(5,628)	(13,067)	(4,504)	(2,757)
Net expenses	16,648	36,103	19,985	12,857
Net investment income (loss)	222,190	485,000	274,448	151,143

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	275

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2026 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan High Yield Fund	JPMorgan Income Fund	JPMorgan Short Duration Bond Fund	JPMorgan Short Duration Core Plus Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$14,625	$15,570	$(18,222)	$(9,326)
Investments in affiliates	—	(16)	—	(14)
Futures contracts	—	(56,851)	(20,468)	(16,963)
Foreign currency transactions	(3)	(58)	—	—
Forward foreign currency exchange contracts	—	4,888	—	—
Swaps	1,531	24,006	—	239
Net realized gain (loss)	16,153	(12,461)	(38,690)	(26,064)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(108,208)	(255,148)	(157,682)	(114,085)
Investments in affiliates	—	4	—	(2)
Futures contracts	—	(16,265)	(4,103)	(3,332)
Foreign currency translations	(74)	(31)	—	(1)
Forward foreign currency exchange contracts	—	(3,796)	—	—
Swaps	(1,710)	(43,638)	—	(1,890)
Unfunded commitments	18	11	—	—
Change in net unrealized appreciation/depreciation	(109,974)	(318,863)	(161,785)	(119,310)
Net realized/unrealized gains (losses)	(93,821)	(331,324)	(200,475)	(145,374)
Change in net assets resulting from operations	$128,369	$153,676	$73,973	$5,769
SEE NOTES TO FINANCIAL STATEMENTS.

276	J.P. Morgan Income Funds	August 31, 2026

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,126,247	$2,085,923	$644,058	$1,199,705
Net realized gain (loss)	(336,136)	(12,804)	(235,862)	(54,794)
Change in net unrealized appreciation/depreciation	(2,044,344)	1,235,714	(850,167)	571,785
Change in net assets resulting from operations	(1,254,233)	3,308,833	(441,971)	1,716,696
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(43,563)	(84,318)	(39,093)	(75,230)
Class C	(2,299)	(4,744)	(989)	(2,350)
Class I	(480,522)	(922,963)	(192,520)	(354,574)
Class R2	(787)	(1,623)	(1,341)	(1,821)
Class R3	(2,157)	(3,805)	(458)	(887)
Class R4	(54)	(34)	(240)	(487)
Class R5	(3,738)	(7,231)	(277)	(370)
Class R6	(594,998)	(1,062,383)	(418,220)	(758,419)
Total distributions to shareholders	(1,128,118)	(2,087,101)	(653,138)	(1,194,138)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	283,365	3,242,673	896,588	2,537,630
NET ASSETS:
Change in net assets	(2,098,986)	4,464,405	(198,521)	3,060,188
Beginning of period	54,412,895	49,948,490	25,824,475	22,764,287
End of period	$52,313,909	$54,412,895	$25,625,954	$25,824,475
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	277

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$5,417	$15,763	$35,636	$63,930
Net realized gain (loss)	(1,660)	(13,638)	(25,062)	(44,294)
Change in net unrealized appreciation/depreciation	2,938	(1,660)	(55,328)	94,763
Change in net assets resulting from operations	6,695	465	(44,754)	114,399
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,144)	(2,841)	(4,252)	(7,746)
Class C	(71)	(212)	(170)	(277)
Class I	(4,467)	(10,034)	(13,720)	(25,197)
Class R2	—	—	(170)	(285)
Class R3	—	—	(318)	(729)
Class R4	—	—	(135)	(262)
Class R6	(313)	(3,617)	(17,315)	(29,401)
Total distributions to shareholders	(5,995)	(16,704)	(36,080)	(63,897)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(7,123)	(105,489)	89,598	(145,905)
NET ASSETS:
Change in net assets	(6,423)	(121,728)	8,764	(95,403)
Beginning of period	171,189	292,917	1,902,846	1,998,249
End of period	$164,766	$171,189	$1,911,610	$1,902,846
SEE NOTES TO FINANCIAL STATEMENTS.

278	J.P. Morgan Income Funds	August 31, 2026

	JPMorgan High Yield Fund		JPMorgan Income Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$222,190	$421,507	$485,000	$848,053
Net realized gain (loss)	16,153	(52,416)	(12,461)	(168,269)
Change in net unrealized appreciation/depreciation	(109,974)	91,163	(318,863)	273,880
Change in net assets resulting from operations	128,369	460,254	153,676	953,664
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(16,061)	(33,131)	(24,027)	(43,689)
Class C	(1,915)	(3,867)	(12,799)	(33,909)
Class I	(25,270)	(57,783)	(294,379)	(541,347)
Class R2	(74)	(162)	—	—
Class R3	(10)	(20)	—	—
Class R4	(3)	(6)	—	—
Class R5	(91)	(277)	—	—
Class R6	(162,201)	(332,831)	(160,570)	(241,546)
Total distributions to shareholders	(205,625)	(428,077)	(491,775)	(860,491)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(45,672)	1,312,567	1,234,706	3,390,934
NET ASSETS:
Change in net assets	(122,928)	1,344,744	896,607	3,484,107
Beginning of period	6,802,610	5,457,866	16,390,678	12,906,571
End of period	$6,679,682	$6,802,610	$17,287,285	$16,390,678
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	279

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Short Duration Bond Fund		JPMorgan Short Duration Core Plus Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$274,448	$473,982	$151,143	$228,025
Net realized gain (loss)	(38,690)	9,955	(26,064)	1,864
Change in net unrealized appreciation/depreciation	(161,785)	76,373	(119,310)	91,139
Change in net assets resulting from operations	73,973	560,310	5,769	321,028
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(16,112)	(31,159)	(12,490)	(23,612)
Class C	(525)	(1,201)	(801)	(1,810)
Class I	(42,372)	(84,485)	(44,549)	(79,314)
Class R6	(217,793)	(355,309)	(95,897)	(121,166)
Total distributions to shareholders	(276,802)	(472,154)	(153,737)	(225,902)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,285,583	2,052,153	(2,731)	2,840,968
NET ASSETS:
Change in net assets	1,082,754	2,140,309	(150,699)	2,936,094
Beginning of period	12,407,164	10,266,855	6,848,682	3,912,588
End of period	$13,489,918	$12,407,164	$6,697,983	$6,848,682
SEE NOTES TO FINANCIAL STATEMENTS.

280	J.P. Morgan Income Funds	August 31, 2026

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$174,122	$455,757	$126,050	$325,285
Distributions reinvested	42,961	82,834	38,287	73,588
Cost of shares redeemed	(301,952)	(541,592)	(188,841)	(355,110)
Change in net assets resulting from Class A capital transactions	(84,869)	(3,001)	(24,504)	43,763
Class C
Proceeds from shares issued	8,264	34,237	1,561	7,012
Distributions reinvested	2,240	4,627	988	2,345
Cost of shares redeemed	(27,210)	(54,495)	(11,655)	(24,510)
Change in net assets resulting from Class C capital transactions	(16,706)	(15,631)	(9,106)	(15,153)
Class I
Proceeds from shares issued	2,751,475	6,845,623	1,070,992	2,510,334
Distributions reinvested	461,044	887,680	174,832	320,080
Cost of shares redeemed	(4,259,916)	(6,075,236)	(939,079)	(2,458,325)
Change in net assets resulting from Class I capital transactions	(1,047,397)	1,658,067	306,745	372,089
Class R2
Proceeds from shares issued	4,921	9,660	94,477	8,829
Distributions reinvested	784	1,617	1,339	1,817
Cost of shares redeemed	(7,124)	(16,849)	(4,942)	(6,355)
Change in net assets resulting from Class R2 capital transactions	(1,419)	(5,572)	90,874	4,291
Class R3
Proceeds from shares issued	19,997	80,727	4,047	10,174
Distributions reinvested	716	1,368	381	764
Cost of shares redeemed	(25,746)	(31,051)	(6,080)	(8,015)
Change in net assets resulting from Class R3 capital transactions	(5,033)	51,044	(1,652)	2,923
Class R4
Proceeds from shares issued	1,481	1,548	1,215	2,466
Distributions reinvested	54	34	240	487
Cost of shares redeemed	(23)	(297)	(1,406)	(4,430)
Change in net assets resulting from Class R4 capital transactions	1,512	1,285	49	(1,477)
Class R5
Proceeds from shares issued	22,150	41,473	3,161	6,439
Distributions reinvested	1,978	4,199	277	370
Cost of shares redeemed	(22,057)	(61,495)	(870)	(2,323)
Change in net assets resulting from Class R5 capital transactions	2,071	(15,823)	2,568	4,486
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	281

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$3,177,505	$5,700,381	$1,816,915	$4,001,859
Distributions reinvested	570,744	1,024,188	407,631	740,575
Cost of shares redeemed	(2,313,043)	(5,152,265)	(1,692,932)	(2,615,726)
Change in net assets resulting from Class R6 capital transactions	1,435,206	1,572,304	531,614	2,126,708
Total change in net assets resulting from capital transactions	$283,365	$3,242,673	$896,588	$2,537,630
SHARE TRANSACTIONS:
Class A
Issued	16,908	43,924	17,453	44,697
Reinvested	4,191	7,989	5,323	10,121
Redeemed	(29,379)	(52,242)	(26,162)	(48,825)
Change in Class A Shares	(8,280)	(329)	(3,386)	5,993
Class C
Issued	795	3,267	215	954
Reinvested	216	442	136	320
Redeemed	(2,623)	(5,211)	(1,602)	(3,349)
Change in Class C Shares	(1,612)	(1,502)	(1,251)	(2,075)
Class I
Issued	267,503	660,460	148,401	345,535
Reinvested	45,021	85,658	24,326	44,041
Redeemed	(413,821)	(586,709)	(130,031)	(338,405)
Change in Class I Shares	(101,297)	159,409	42,696	51,171
Class R2
Issued	478	933	13,241	1,216
Reinvested	77	156	187	250
Redeemed	(694)	(1,629)	(684)	(872)
Change in Class R2 Shares	(139)	(540)	12,744	594
Class R3
Issued	1,952	7,844	561	1,396
Reinvested	70	133	53	105
Redeemed	(2,517)	(3,004)	(840)	(1,102)
Change in Class R3 Shares	(495)	4,973	(226)	399
Class R4
Issued	144	148	170	339
Reinvested	5	3	33	67
Redeemed	(2)	(29)	(195)	(612)
Change in Class R4 Shares	147	122	8	(206)
SEE NOTES TO FINANCIAL STATEMENTS.

282	J.P. Morgan Income Funds	August 31, 2026

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
SHARE TRANSACTIONS: (continued)
Class R5
Issued	2,158	4,007	435	886
Reinvested	194	407	39	51
Redeemed	(2,149)	(5,947)	(119)	(319)
Change in Class R5 Shares	203	(1,533)	355	618
Class R6
Issued	308,537	549,276	251,591	550,202
Reinvested	55,676	98,686	56,638	101,762
Redeemed	(224,590)	(497,614)	(233,868)	(359,394)
Change in Class R6 Shares	139,623	150,348	74,361	292,570
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	283

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$2,338	$5,521	$25,116	$62,794
Distributions reinvested	1,124	2,797	3,118	5,595
Cost of shares redeemed	(5,435)	(18,122)	(42,451)	(73,963)
Change in net assets resulting from Class A capital transactions	(1,973)	(9,804)	(14,217)	(5,574)
Class C
Proceeds from shares issued	673	330	977	4,727
Distributions reinvested	70	211	164	266
Cost of shares redeemed	(450)	(2,371)	(2,812)	(4,767)
Change in net assets resulting from Class C capital transactions	293	(1,830)	(1,671)	226
Class I
Proceeds from shares issued	21,385	39,783	168,947	351,583
Distributions reinvested	4,397	9,849	12,293	22,897
Cost of shares redeemed	(30,328)	(59,440)	(122,737)	(492,194)
Change in net assets resulting from Class I capital transactions	(4,546)	(9,808)	58,503	(117,714)
Class R2
Proceeds from shares issued	—	—	2,876	2,615
Distributions reinvested	—	—	163	272
Cost of shares redeemed	—	—	(2,168)	(5,702)
Change in net assets resulting from Class R2 capital transactions	—	—	871	(2,815)
Class R3
Proceeds from shares issued	—	—	3,211	9,013
Distributions reinvested	—	—	102	165
Cost of shares redeemed	—	—	(6,444)	(29,330)
Change in net assets resulting from Class R3 capital transactions	—	—	(3,131)	(20,152)
Class R4
Proceeds from shares issued	—	—	890	5,917
Distributions reinvested	—	—	135	262
Cost of shares redeemed	—	—	(3,653)	(3,861)
Change in net assets resulting from Class R4 capital transactions	—	—	(2,628)	2,318
SEE NOTES TO FINANCIAL STATEMENTS.

284	J.P. Morgan Income Funds	August 31, 2026

	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$479	$3,685	$148,297	$303,766
Distributions reinvested	313	3,617	12,920	22,142
Cost of shares redeemed	(1,689)	(91,349)	(109,346)	(328,102)
Change in net assets resulting from Class R6 capital transactions	(897)	(84,047)	51,871	(2,194)
Total change in net assets resulting from capital transactions	$(7,123)	$(105,489)	$89,598	$(145,905)
SHARE TRANSACTIONS:
Class A
Issued	299	685	2,607	6,491
Reinvested	145	349	325	578
Redeemed	(699)	(2,255)	(4,403)	(7,645)
Change in Class A Shares	(255)	(1,221)	(1,471)	(576)
Class C
Issued	87	41	102	487
Reinvested	9	26	17	28
Redeemed	(58)	(297)	(294)	(496)
Change in Class C Shares	38	(230)	(175)	19
Class I
Issued	2,743	4,960	17,585	36,555
Reinvested	567	1,231	1,283	2,367
Redeemed	(3,903)	(7,393)	(12,758)	(51,053)
Change in Class I Shares	(593)	(1,202)	6,110	(12,131)
Class R2
Issued	—	—	300	272
Reinvested	—	—	17	28
Redeemed	—	—	(227)	(594)
Change in Class R2 Shares	—	—	90	(294)
Class R3
Issued	—	—	332	936
Reinvested	—	—	11	17
Redeemed	—	—	(672)	(3,068)
Change in Class R3 Shares	—	—	(329)	(2,115)
Class R4
Issued	—	—	93	613
Reinvested	—	—	14	27
Redeemed	—	—	(380)	(398)
Change in Class R4 Shares	—	—	(273)	242
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	285

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
SHARE TRANSACTIONS: (continued)
Class R6
Issued	62	460	15,405	31,402
Reinvested	40	449	1,349	2,290
Redeemed	(217)	(11,403)	(11,379)	(33,985)
Change in Class R6 Shares	(115)	(10,494)	5,375	(293)
SEE NOTES TO FINANCIAL STATEMENTS.

286	J.P. Morgan Income Funds	August 31, 2026

	JPMorgan High Yield Fund		JPMorgan Income Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$71,166	$172,656	$75,867	$354,017
Distributions reinvested	15,912	32,818	23,768	43,213
Cost of shares redeemed	(82,715)	(181,386)	(112,783)	(189,473)
Change in net assets resulting from Class A capital transactions	4,363	24,088	(13,148)	207,757
Class C
Proceeds from shares issued	9,556	29,999	6,788	186,137
Distributions reinvested	1,909	3,850	12,753	33,715
Cost of shares redeemed	(18,534)	(20,449)	(117,667)	(285,320)
Change in net assets resulting from Class C capital transactions	(7,069)	13,400	(98,126)	(65,468)
Class I
Proceeds from shares issued	224,413	696,750	1,904,498	4,119,516
Distributions reinvested	24,562	56,267	286,278	524,877
Cost of shares redeemed	(386,792)	(583,320)	(1,368,363)	(3,456,226)
Change in net assets resulting from Class I capital transactions	(137,817)	169,697	822,413	1,188,167
Class R2
Proceeds from shares issued	362	593	—	—
Distributions reinvested	73	161	—	—
Cost of shares redeemed	(539)	(899)	—	—
Change in net assets resulting from Class R2 capital transactions	(104)	(145)	—	—
Class R3
Proceeds from shares issued	9	22	—	—
Distributions reinvested	10	20	—	—
Cost of shares redeemed	(31)	(50)	—	—
Change in net assets resulting from Class R3 capital transactions	(12)	(8)	—	—
Class R4
Proceeds from shares issued	2	29	—	—
Distributions reinvested	3	5	—	—
Cost of shares redeemed	(17)	(10)	—	—
Change in net assets resulting from Class R4 capital transactions	(12)	24	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	287

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan High Yield Fund		JPMorgan Income Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$262	$1,767	$—	$—
Distributions reinvested	85	270	—	—
Cost of shares redeemed	(1,424)	(2,437)	—	—
Change in net assets resulting from Class R5 capital transactions	(1,077)	(400)	—	—
Class R6
Proceeds from shares issued	458,066	1,778,667	1,311,367	2,697,312
Distributions reinvested	161,514	331,390	159,793	239,945
Cost of shares redeemed	(523,524)	(1,004,146)	(947,593)	(876,779)
Change in net assets resulting from Class R6 capital transactions	96,056	1,105,911	523,567	2,060,478
Total change in net assets resulting from capital transactions	$(45,672)	$1,312,567	$1,234,706	$3,390,934
SHARE TRANSACTIONS:
Class A
Issued	10,981	26,659	8,908	41,269
Reinvested	2,468	5,063	2,796	5,025
Redeemed	(12,767)	(28,008)	(13,254)	(22,081)
Change in Class A Shares	682	3,714	(1,550)	24,213
Class C
Issued	1,469	4,607	796	21,765
Reinvested	295	592	1,500	3,920
Redeemed	(2,853)	(3,150)	(13,818)	(33,196)
Change in Class C Shares	(1,089)	2,049	(11,522)	(7,511)
Class I
Issued	34,283	106,975	223,994	480,434
Reinvested	3,776	8,606	33,721	61,116
Redeemed	(59,355)	(90,340)	(160,946)	(403,065)
Change in Class I Shares	(21,296)	25,241	96,769	138,485
Class R2
Issued	56	91	—	—
Reinvested	11	25	—	—
Redeemed	(83)	(139)	—	—
Change in Class R2 Shares	(16)	(23)	—	—
Class R3
Issued	1	4	—	—
Reinvested	2	3	—	—
Redeemed	(5)	(8)	—	—
Change in Class R3 Shares	(2)	(1)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

288	J.P. Morgan Income Funds	August 31, 2026

	JPMorgan High Yield Fund		JPMorgan Income Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
SHARE TRANSACTIONS: (continued)
Class R4
Issued	— (a)	5	—	—
Reinvested	— (a)	1	—	—
Redeemed	(3)	(2)	—	—
Change in Class R4 Shares	(3)	4	—	—
Class R5
Issued	40	267	—	—
Reinvested	13	41	—	—
Redeemed	(217)	(369)	—	—
Change in Class R5 Shares	(164)	(61)	—	—
Class R6
Issued	69,975	274,393	154,091	314,199
Reinvested	24,803	50,633	18,822	27,922
Redeemed	(80,317)	(153,328)	(111,122)	(102,334)
Change in Class R6 Shares	14,461	171,698	61,791	239,787

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	289

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Short Duration Bond Fund		JPMorgan Short Duration Core Plus Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$126,964	$401,446	$54,283	$177,977
Distributions reinvested	16,048	31,020	12,480	23,593
Cost of shares redeemed	(156,522)	(344,911)	(96,659)	(149,049)
Change in net assets resulting from Class A capital transactions	(13,510)	87,555	(29,896)	52,521
Class C
Proceeds from shares issued	2,346	10,844	1,108	10,747
Distributions reinvested	524	1,201	801	1,810
Cost of shares redeemed	(6,858)	(13,624)	(9,467)	(16,352)
Change in net assets resulting from Class C capital transactions	(3,988)	(1,579)	(7,558)	(3,795)
Class I
Proceeds from shares issued	378,890	787,219	195,520	617,139
Distributions reinvested	41,467	82,684	44,325	78,899
Cost of shares redeemed	(460,750)	(672,534)	(223,282)	(404,444)
Change in net assets resulting from Class I capital transactions	(40,393)	197,369	16,563	291,594
Class R6
Proceeds from shares issued	2,882,243	5,232,271	603,456	2,836,204
Distributions reinvested	216,227	351,824	95,642	120,818
Cost of shares redeemed	(1,754,996)	(3,815,287)	(680,938)	(456,374)
Change in net assets resulting from Class R6 capital transactions	1,343,474	1,768,808	18,160	2,500,648
Total change in net assets resulting from capital transactions	$1,285,583	$2,052,153	$(2,731)	$2,840,968
SHARE TRANSACTIONS:
Class A
Issued	11,718	36,833	5,776	18,912
Reinvested	1,485	2,850	1,333	2,502
Redeemed	(14,449)	(31,644)	(10,300)	(15,799)
Change in Class A Shares	(1,246)	8,039	(3,191)	5,615
Class C
Issued	214	989	117	1,150
Reinvested	48	109	86	193
Redeemed	(628)	(1,240)	(1,010)	(1,739)
Change in Class C Shares	(366)	(142)	(807)	(396)
Class I
Issued	34,915	72,141	20,827	65,558
Reinvested	3,831	7,584	4,733	8,367
Redeemed	(42,428)	(61,638)	(23,773)	(42,892)
Change in Class I Shares	(3,682)	18,087	1,787	31,033
SEE NOTES TO FINANCIAL STATEMENTS.

290	J.P. Morgan Income Funds	August 31, 2026

	JPMorgan Short Duration Bond Fund		JPMorgan Short Duration Core Plus Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
SHARE TRANSACTIONS: (continued)
Class R6
Issued	265,516	479,100	64,253	300,450
Reinvested	19,979	32,268	10,220	12,801
Redeemed	(161,734)	(349,606)	(72,560)	(48,299)
Change in Class R6 Shares	123,761	161,762	1,913	264,952
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	291

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Bond Fund
Class A
Six Months Ended August 31, 2026 (Unaudited)	$10.58	$0.20	$(0.47)	$(0.27)	$(0.20)	$—	$(0.20)
Year Ended February 28, 2026	10.33	0.39	0.25	0.64	(0.39)	—	(0.39)
Year Ended February 28, 2025	10.12	0.38	0.21	0.59	(0.38)	—	(0.38)
Year Ended February 29, 2024	10.16	0.35	(0.05)	0.30	(0.34)	—	(0.34)
Year Ended February 28, 2023	11.46	0.26	(1.30)	(1.04)	(0.26)	—(f )	(0.26)
Year Ended February 28, 2022	12.03	0.21	(0.48)	(0.27)	(0.21)	(0.09)	(0.30)
Class C
Six Months Ended August 31, 2026 (Unaudited)	10.68	0.18	(0.47)	(0.29)	(0.18)	—	(0.18)
Year Ended February 28, 2026	10.43	0.33	0.25	0.58	(0.33)	—	(0.33)
Year Ended February 28, 2025	10.21	0.32	0.22	0.54	(0.32)	—	(0.32)
Year Ended February 29, 2024	10.25	0.29	(0.05)	0.24	(0.28)	—	(0.28)
Year Ended February 28, 2023	11.55	0.20	(1.30)	(1.10)	(0.20)	—(f )	(0.20)
Year Ended February 28, 2022	12.13	0.14	(0.49)	(0.35)	(0.14)	(0.09)	(0.23)
Class I
Six Months Ended August 31, 2026 (Unaudited)	10.57	0.22	(0.47)	(0.25)	(0.22)	—	(0.22)
Year Ended February 28, 2026	10.32	0.41	0.26	0.67	(0.42)	—	(0.42)
Year Ended February 28, 2025	10.11	0.40	0.21	0.61	(0.40)	—	(0.40)
Year Ended February 29, 2024	10.15	0.37	(0.04)	0.33	(0.37)	—	(0.37)
Year Ended February 28, 2023	11.45	0.29	(1.30)	(1.01)	(0.29)	—(f )	(0.29)
Year Ended February 28, 2022	12.03	0.24	(0.49)	(0.25)	(0.24)	(0.09)	(0.33)
Class R2
Six Months Ended August 31, 2026 (Unaudited)	10.56	0.19	(0.46)	(0.27)	(0.19)	—	(0.19)
Year Ended February 28, 2026	10.32	0.35	0.24	0.59	(0.35)	—	(0.35)
Year Ended February 28, 2025	10.11	0.34	0.21	0.55	(0.34)	—	(0.34)
Year Ended February 29, 2024	10.15	0.31	(0.04)	0.27	(0.31)	—	(0.31)
Year Ended February 28, 2023	11.44	0.23	(1.29)	(1.06)	(0.23)	—(f )	(0.23)
Year Ended February 28, 2022	12.02	0.17	(0.49)	(0.32)	(0.17)	(0.09)	(0.26)
Class R3
Six Months Ended August 31, 2026 (Unaudited)	10.53	0.20	(0.46)	(0.26)	(0.20)	—	(0.20)
Year Ended February 28, 2026	10.29	0.38	0.24	0.62	(0.38)	—	(0.38)
Year Ended February 28, 2025	10.08	0.37	0.21	0.58	(0.37)	—	(0.37)
Year Ended February 29, 2024	10.13	0.34	(0.06)	0.28	(0.33)	—	(0.33)
Year Ended February 28, 2023	11.42	0.26	(1.30)	(1.04)	(0.25)	—(f )	(0.25)
Year Ended February 28, 2022	12.00	0.20	(0.49)	(0.29)	(0.20)	(0.09)	(0.29)
Class R4
Six Months Ended August 31, 2026 (Unaudited)	10.55	0.21	(0.47)	(0.26)	(0.21)	—	(0.21)
Year Ended February 28, 2026	10.30	0.41	0.25	0.66	(0.41)	—	(0.41)
Year Ended February 28, 2025	10.10	0.40	0.20	0.60	(0.40)	—	(0.40)
Year Ended February 29, 2024	10.14	0.36	(0.05)	0.31	(0.35)	—	(0.35)
Year Ended February 28, 2023	11.43	0.28	(1.29)	(1.01)	(0.28)	—(f )	(0.28)
Year Ended February 28, 2022	12.03	0.23	(0.49)	(0.26)	(0.25)	(0.09)	(0.34)
SEE NOTES TO FINANCIAL STATEMENTS.

292	J.P. Morgan Income Funds	August 31, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$10.11	(2.52)%	$2,103,215	0.70%	3.92%	0.83%	15%
10.58	6.33	2,287,194	0.73	3.75	0.83	33
10.33	5.93	2,237,963	0.74	3.71	0.83	30
10.12	3.04	2,090,147	0.74	3.42	0.84	14
10.16	(9.07)	1,857,712	0.75	2.52	0.84	46
11.46	(2.33)	2,117,080	0.74	1.74	0.84	59

10.21	(2.74)	124,224	1.20	3.42	1.33	15
10.68	5.68	147,089	1.28	3.20	1.33	33
10.43	5.36	159,309	1.32	3.13	1.33	30
10.21	2.40	160,593	1.34	2.82	1.34	14
10.25	(9.54)	170,735	1.33	1.91	1.34	46
11.55	(2.98)	226,530	1.33	1.15	1.34	59

10.10	(2.40)	22,374,695	0.45	4.18	0.57	15
10.57	6.60	24,471,174	0.48	4.00	0.57	33
10.32	6.20	22,263,080	0.49	3.96	0.58	30
10.11	3.30	19,585,998	0.49	3.69	0.59	14
10.15	(8.85)	12,873,707	0.50	2.79	0.59	46
11.45	(2.17)	11,845,794	0.49	1.99	0.59	59

10.10	(2.60)	42,035	1.05	3.57	1.08	15
10.56	5.88	45,427	1.07	3.41	1.09	33
10.32	5.58	49,951	1.08	3.37	1.09	30
10.11	2.68	45,828	1.10	3.06	1.10	14
10.15	(9.32)	47,603	1.09	2.16	1.10	46
11.44	(2.75)	68,174	1.09	1.39	1.10	59

10.07	(2.48)	103,215	0.80	3.82	0.82	15
10.53	6.18	113,174	0.81	3.67	0.83	33
10.29	5.87	59,394	0.82	3.63	0.83	30
10.08	2.86	56,197	0.83	3.35	0.84	14
10.13	(9.09)	37,906	0.84	2.50	0.84	46
11.42	(2.51)	22,547	0.84	1.64	0.84	59

10.08	(2.44)	3,074	0.55	4.10	0.58	15
10.55	6.54	1,666	0.56	3.92	0.58	33
10.30	6.02	365	0.57	3.87	0.58	30
10.10	3.09	385	0.62	3.55	0.63	14
10.14	(8.87)	336	0.59	2.62	0.59	46
11.43	(2.22)	646	0.58	1.90	0.59	59
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	293

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Bond Fund (continued)
Class R5
Six Months Ended August 31, 2026 (Unaudited)	$10.55	$0.22	$(0.47)	$(0.25)	$(0.22)	$—	$(0.22)
Year Ended February 28, 2026	10.30	0.42	0.25	0.67	(0.42)	—	(0.42)
Year Ended February 28, 2025	10.09	0.41	0.21	0.62	(0.41)	—	(0.41)
Year Ended February 29, 2024	10.14	0.38	(0.06)	0.32	(0.37)	—	(0.37)
Year Ended February 28, 2023	11.43	0.30	(1.29)	(0.99)	(0.30)	—(f )	(0.30)
Year Ended February 28, 2022	12.01	0.24	(0.48)	(0.24)	(0.25)	(0.09)	(0.34)
Class R6
Six Months Ended August 31, 2026 (Unaudited)	10.58	0.22	(0.45)	(0.23)	(0.23)	—	(0.23)
Year Ended February 28, 2026	10.34	0.43	0.24	0.67	(0.43)	—	(0.43)
Year Ended February 28, 2025	10.13	0.42	0.21	0.63	(0.42)	—	(0.42)
Year Ended February 29, 2024	10.17	0.39	(0.05)	0.34	(0.38)	—	(0.38)
Year Ended February 28, 2023	11.47	0.31	(1.30)	(0.99)	(0.31)	—(f )	(0.31)
Year Ended February 28, 2022	12.04	0.26	(0.48)	(0.22)	(0.26)	(0.09)	(0.35)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

294	J.P. Morgan Income Funds	August 31, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$10.08	(2.37)%	$172,161	0.40%	4.23%	0.42%	15%
10.55	6.69	177,927	0.41	4.07	0.43	33
10.30	6.28	189,652	0.42	4.03	0.43	30
10.09	3.27	201,222	0.43	3.73	0.44	14
10.14	(8.72)	212,815	0.43	2.82	0.44	46
11.43	(2.11)	271,006	0.43	2.05	0.44	59

10.12	(2.22)	27,391,290	0.30	4.33	0.32	15
10.58	6.67	27,169,244	0.31	4.17	0.33	33
10.34	6.37	24,988,776	0.32	4.13	0.33	30
10.13	3.46	22,391,711	0.33	3.84	0.34	14
10.17	(8.68)	19,912,284	0.33	2.94	0.34	46
11.47	(1.92)	21,077,587	0.33	2.15	0.34	59
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	295

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Plus Bond Fund
Class A
Six Months Ended August 31, 2026 (Unaudited)	$7.42	$0.17	$(0.32)	$(0.15)	$(0.17)	$—	$(0.17)
Year Ended February 28, 2026	7.27	0.34	0.15	0.49	(0.34)	—	(0.34)
Year Ended February 28, 2025	7.12	0.33	0.15	0.48	(0.33)	—	(0.33)
Year Ended February 29, 2024	7.15	0.28	(0.03)	0.25	(0.28)	—	(0.28)
Year Ended February 28, 2023	8.14	0.23	(0.99)	(0.76)	(0.23)	—	(0.23)
Year Ended February 28, 2022	8.56	0.18	(0.35)	(0.17)	(0.19)	(0.06)	(0.25)
Class C
Six Months Ended August 31, 2026 (Unaudited)	7.48	0.15	(0.31)	(0.16)	(0.15)	—	(0.15)
Year Ended February 28, 2026	7.32	0.29	0.16	0.45	(0.29)	—	(0.29)
Year Ended February 28, 2025	7.18	0.29	0.13	0.42	(0.28)	—	(0.28)
Year Ended February 29, 2024	7.20	0.24	(0.02)	0.22	(0.24)	—	(0.24)
Year Ended February 28, 2023	8.19	0.18	(0.99)	(0.81)	(0.18)	—	(0.18)
Year Ended February 28, 2022	8.62	0.13	(0.37)	(0.24)	(0.13)	(0.06)	(0.19)
Class I
Six Months Ended August 31, 2026 (Unaudited)	7.41	0.18	(0.31)	(0.13)	(0.18)	—	(0.18)
Year Ended February 28, 2026	7.26	0.36	0.15	0.51	(0.36)	—	(0.36)
Year Ended February 28, 2025	7.12	0.35	0.14	0.49	(0.35)	—	(0.35)
Year Ended February 29, 2024	7.15	0.31	(0.04)	0.27	(0.30)	—	(0.30)
Year Ended February 28, 2023	8.13	0.25	(0.98)	(0.73)	(0.25)	—	(0.25)
Year Ended February 28, 2022	8.56	0.21	(0.37)	(0.16)	(0.21)	(0.06)	(0.27)
Class R2
Six Months Ended August 31, 2026 (Unaudited)	7.41	0.16	(0.31)	(0.15)	(0.16)	—	(0.16)
Year Ended February 28, 2026	7.26	0.31	0.15	0.46	(0.31)	—	(0.31)
Year Ended February 28, 2025	7.12	0.30	0.14	0.44	(0.30)	—	(0.30)
Year Ended February 29, 2024	7.15	0.26	(0.03)	0.23	(0.26)	—	(0.26)
Year Ended February 28, 2023	8.14	0.20	(0.99)	(0.79)	(0.20)	—	(0.20)
Year Ended February 28, 2022	8.56	0.15	(0.35)	(0.20)	(0.16)	(0.06)	(0.22)
Class R3
Six Months Ended August 31, 2026 (Unaudited)	7.40	0.17	(0.31)	(0.14)	(0.17)	—	(0.17)
Year Ended February 28, 2026	7.25	0.33	0.15	0.48	(0.33)	—	(0.33)
Year Ended February 28, 2025	7.11	0.32	0.14	0.46	(0.32)	—	(0.32)
Year Ended February 29, 2024	7.14	0.28	(0.04)	0.24	(0.27)	—	(0.27)
Year Ended February 28, 2023	8.13	0.21	(0.98)	(0.77)	(0.22)	—	(0.22)
Year Ended February 28, 2022	8.55	0.17	(0.35)	(0.18)	(0.18)	(0.06)	(0.24)
Class R4
Six Months Ended August 31, 2026 (Unaudited)	7.40	0.18	(0.31)	(0.13)	(0.18)	—	(0.18)
Year Ended February 28, 2026	7.25	0.35	0.15	0.50	(0.35)	—	(0.35)
Year Ended February 28, 2025	7.11	0.34	0.14	0.48	(0.34)	—	(0.34)
Year Ended February 29, 2024	7.14	0.29	(0.03)	0.26	(0.29)	—	(0.29)
Year Ended February 28, 2023	8.13	0.24	(0.99)	(0.75)	(0.24)	—	(0.24)
Year Ended February 28, 2022	8.55	0.19	(0.35)	(0.16)	(0.20)	(0.06)	(0.26)

296

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$7.10	(1.97)%	$1,587,523	0.74%	4.71%	0.87%	22%
7.42	6.89	1,682,511	0.74	4.65	0.87	62
7.27	6.85	1,604,871	0.73	4.58	0.88	91
7.12	3.63	1,431,467	0.74	3.96	0.89	51
7.15	(9.41)	1,717,936	0.74	3.04	0.88	41
8.14	(2.08)	1,888,867	0.74	2.17	0.89	64

7.17	(2.14)	43,078	1.36	4.08	1.37	22
7.48	6.30	54,319	1.37	4.02	1.38	62
7.32	5.98	68,388	1.37	3.95	1.38	91
7.18	3.07	65,518	1.38	3.33	1.39	51
7.20	(9.94)	74,823	1.38	2.37	1.39	41
8.19	(2.82)	112,092	1.38	1.53	1.39	64

7.10	(1.70)	7,586,010	0.45	5.00	0.62	22
7.41	7.21	7,603,652	0.45	4.94	0.62	62
7.26	7.02	7,078,278	0.44	4.88	0.63	91
7.12	3.93	5,304,373	0.45	4.30	0.63	51
7.15	(9.04)	4,017,428	0.45	3.34	0.63	41
8.13	(1.92)	3,991,530	0.45	2.46	0.63	64

7.10	(2.01)	133,712	1.12	4.38	1.12	22
7.41	6.49	45,088	1.12	4.27	1.14	62
7.26	6.30	39,865	1.12	4.19	1.14	91
7.12	3.22	35,868	1.14	3.59	1.15	51
7.15	(9.77)	36,819	1.14	2.64	1.15	41
8.14	(2.47)	43,237	1.14	1.77	1.15	64

7.09	(1.90)	18,678	0.86	4.59	0.87	22
7.40	6.77	21,174	0.87	4.52	0.88	62
7.25	6.58	17,859	0.87	4.45	0.89	91
7.11	3.49	14,013	0.89	3.89	0.91	51
7.14	(9.55)	6,414	0.89	2.90	0.90	41
8.13	(2.23)	6,393	0.88	2.02	0.89	64

7.09	(1.78)	9,766	0.61	4.84	0.62	22
7.40	7.04	10,146	0.61	4.78	0.63	62
7.25	6.85	11,427	0.62	4.73	0.64	91
7.11	3.74	4,090	0.64	4.06	0.65	51
7.14	(9.32)	5,397	0.63	3.23	0.64	41
8.13	(1.98)	3,092	0.63	2.27	0.64	64

297

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Plus Bond Fund (continued)
Class R5
Six Months Ended August 31, 2026 (Unaudited)	$7.42	$0.18	$(0.31)	$(0.13)	$(0.18)	$—	$(0.18)
Year Ended February 28, 2026	7.27	0.36	0.15	0.51	(0.36)	—	(0.36)
Year Ended February 28, 2025	7.13	0.35	0.14	0.49	(0.35)	—	(0.35)
Year Ended February 29, 2024	7.15	0.30	(0.02)	0.28	(0.30)	—	(0.30)
Year Ended February 28, 2023	8.14	0.24	(0.98)	(0.74)	(0.25)	—	(0.25)
Year Ended February 28, 2022	8.56	0.21	(0.36)	(0.15)	(0.21)	(0.06)	(0.27)
Class R6
Six Months Ended August 31, 2026 (Unaudited)	7.42	0.19	(0.31)	(0.12)	(0.19)	—	(0.19)
Year Ended February 28, 2026	7.27	0.37	0.14	0.51	(0.36)	—	(0.36)
Year Ended February 28, 2025	7.13	0.36	0.13	0.49	(0.35)	—	(0.35)
Year Ended February 29, 2024	7.16	0.31	(0.03)	0.28	(0.31)	—	(0.31)
Year Ended February 28, 2023	8.14	0.25	(0.98)	(0.73)	(0.25)	—	(0.25)
Year Ended February 28, 2022	8.57	0.22	(0.37)	(0.15)	(0.22)	(0.06)	(0.28)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

298

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$7.11	(1.70)%	$11,676	0.46%	5.00%	0.47%	22%
7.42	7.19	9,555	0.46	4.94	0.47	62
7.27	6.99	4,870	0.48	4.88	0.49	91
7.13	3.99	891	0.47	4.19	0.48	51
7.15	(9.17)	13,733	0.47	3.30	0.48	41
8.14	(1.82)	16,725	0.47	2.43	0.48	64

7.11	(1.65)	16,235,511	0.36	5.09	0.37	22
7.42	7.30	16,398,030	0.36	5.03	0.37	62
7.27	7.10	13,938,729	0.36	4.95	0.38	91
7.13	4.01	12,395,571	0.37	4.37	0.38	51
7.16	(8.95)	10,499,541	0.37	3.41	0.38	41
8.14	(1.84)	10,597,856	0.37	2.53	0.38	64

299

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Floating Rate Income Fund
Class A
Six Months Ended August 31, 2026 (Unaudited)	$7.74	$0.25	$0.07	$0.32	$(0.28)	$7.78
Year Ended February 28, 2026	8.31	0.54	(0.53)	0.01	(0.58)	7.74
Year Ended February 28, 2025	8.54	0.64	(0.14)	0.50	(0.73)	8.31
Year Ended February 29, 2024	8.50	0.66	0.04	0.70	(0.66)	8.54
Year Ended February 28, 2023	8.85	0.46	(0.35)	0.11	(0.46)	8.50
Year Ended February 28, 2022	8.93	0.26	(0.06)	0.20	(0.28)	8.85
Class C
Six Months Ended August 31, 2026 (Unaudited)	7.71	0.23	0.06	0.29	(0.26)	7.74
Year Ended February 28, 2026	8.27	0.50	(0.52)	(0.02)	(0.54)	7.71
Year Ended February 28, 2025	8.51	0.59	(0.14)	0.45	(0.69)	8.27
Year Ended February 29, 2024	8.47	0.61	0.05	0.66	(0.62)	8.51
Year Ended February 28, 2023	8.82	0.40	(0.33)	0.07	(0.42)	8.47
Year Ended February 28, 2022	8.90	0.22	(0.07)	0.15	(0.23)	8.82
Class I
Six Months Ended August 31, 2026 (Unaudited)	7.74	0.26	0.07	0.33	(0.29)	7.78
Year Ended February 28, 2026	8.31	0.55	(0.52)	0.03	(0.60)	7.74
Year Ended February 28, 2025	8.54	0.67	(0.15)	0.52	(0.75)	8.31
Year Ended February 29, 2024	8.50	0.68	0.04	0.72	(0.68)	8.54
Year Ended February 28, 2023	8.85	0.46	(0.32)	0.14	(0.49)	8.50
Year Ended February 28, 2022	8.93	0.28	(0.06)	0.22	(0.30)	8.85
Class R6
Six Months Ended August 31, 2026 (Unaudited)	7.76	0.26	0.05	0.31	(0.29)	7.78
Year Ended February 28, 2026	8.31	0.57	(0.51)	0.06	(0.61)	7.76
Year Ended February 28, 2025	8.54	0.68	(0.15)	0.53	(0.76)	8.31
Year Ended February 29, 2024	8.50	0.69	0.04	0.73	(0.69)	8.54
Year Ended February 28, 2023	8.85	0.41	(0.27)	0.14	(0.49)	8.50
Year Ended February 28, 2022	8.93	0.29	(0.07)	0.22	(0.30)	8.85

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

300

Ratios/Supplemental data
		Ratios to average net assets (a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

4.14%	$31,593	0.99%	6.34%	1.37%	8%
0.12	33,416	0.99	6.68	1.30	17
6.07	46,007	0.98	7.55	1.27	44
8.59	45,226	0.99	7.74	1.29	40
1.47	49,383	1.00	5.36	1.22	11
2.21	45,553	1.00	2.87	1.20	40

3.77	2,509	1.49	5.84	1.90	8
(0.26)	2,205	1.49	6.20	1.81	17
5.44	4,265	1.48	7.00	1.78	44
8.08	4,430	1.49	7.22	1.81	40
0.96	6,681	1.50	4.71	1.72	11
1.71	8,985	1.50	2.42	1.70	40

4.28	122,445	0.74	6.59	1.11	8
0.37	126,477	0.74	6.91	1.03	17
6.33	145,693	0.73	7.81	1.01	44
8.86	164,684	0.74	7.98	1.03	40
1.72	214,095	0.75	5.45	0.96	11
2.46	300,314	0.75	3.17	0.94	40

4.06	8,219	0.64	6.69	0.87	8
0.73	9,091	0.64	7.10	0.78	17
6.43	96,952	0.63	7.99	0.76	44
8.97	90,554	0.64	8.11	0.78	40
1.81	42,508	0.66	4.75	0.69	11
2.53	344,473	0.68	3.21	0.69	40

301

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Government Bond Fund
Class A
Six Months Ended August 31, 2026 (Unaudited)	$9.89	$0.17	$(0.42)	$(0.25)	$(0.17)
Year Ended February 28, 2026	9.63	0.29	0.26	0.55	(0.29)
Year Ended February 28, 2025	9.39	0.25	0.24	0.49	(0.25)
Year Ended February 29, 2024	9.43	0.23	(0.04)	0.19	(0.23)
Year Ended February 28, 2023	10.59	0.18	(1.16)	(0.98)	(0.18)
Year Ended February 28, 2022	11.05	0.13	(0.45)	(0.32)	(0.14)
Class C
Six Months Ended August 31, 2026 (Unaudited)	9.85	0.14	(0.40)	(0.26)	(0.15)
Year Ended February 28, 2026	9.59	0.24	0.26	0.50	(0.24)
Year Ended February 28, 2025	9.36	0.20	0.23	0.43	(0.20)
Year Ended February 29, 2024	9.40	0.18	(0.04)	0.14	(0.18)
Year Ended February 28, 2023	10.56	0.12	(1.16)	(1.04)	(0.12)
Year Ended February 28, 2022	11.01	0.07	(0.45)	(0.38)	(0.07)
Class I
Six Months Ended August 31, 2026 (Unaudited)	9.88	0.18	(0.41)	(0.23)	(0.18)
Year Ended February 28, 2026	9.62	0.31	0.27	0.58	(0.32)
Year Ended February 28, 2025	9.38	0.27	0.24	0.51	(0.27)
Year Ended February 29, 2024	9.42	0.25	(0.04)	0.21	(0.25)
Year Ended February 28, 2023	10.59	0.20	(1.17)	(0.97)	(0.20)
Year Ended February 28, 2022	11.04	0.16	(0.44)	(0.28)	(0.17)
Class R2
Six Months Ended August 31, 2026 (Unaudited)	9.88	0.15	(0.42)	(0.27)	(0.15)
Year Ended February 28, 2026	9.61	0.26	0.27	0.53	(0.26)
Year Ended February 28, 2025	9.38	0.22	0.23	0.45	(0.22)
Year Ended February 29, 2024	9.42	0.19	(0.04)	0.15	(0.19)
Year Ended February 28, 2023	10.58	0.14	(1.16)	(1.02)	(0.14)
Year Ended February 28, 2022	11.04	0.10	(0.46)	(0.36)	(0.10)
Class R3
Six Months Ended August 31, 2026 (Unaudited)	9.88	0.16	(0.41)	(0.25)	(0.16)
Year Ended February 28, 2026	9.62	0.28	0.26	0.54	(0.28)
Year Ended February 28, 2025	9.38	0.24	0.24	0.48	(0.24)
Year Ended February 29, 2024	9.42	0.21	(0.03)	0.18	(0.22)
Year Ended February 28, 2023	10.59	0.17	(1.17)	(1.00)	(0.17)
Year Ended February 28, 2022	11.04	0.12	(0.44)	(0.32)	(0.13)
Class R4
Six Months Ended August 31, 2026 (Unaudited)	9.88	0.17	(0.41)	(0.24)	(0.18)
Year Ended February 28, 2026	9.62	0.31	0.26	0.57	(0.31)
Year Ended February 28, 2025	9.38	0.26	0.24	0.50	(0.26)
Year Ended February 29, 2024	9.42	0.24	(0.04)	0.20	(0.24)
Year Ended February 28, 2023	10.58	0.19	(1.16)	(0.97)	(0.19)
Year Ended February 28, 2022	11.03	0.15	(0.45)	(0.30)	(0.15)

302

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$9.47	(2.54)%	$233,406	0.70%	3.46%	0.90%	28%
9.89	5.84	258,127	0.70	3.01	0.90	35
9.63	5.29	256,861	0.69	2.64	0.89	10
9.39	2.00	269,764	0.69	2.41	0.90	12
9.43	(9.29)	307,677	0.73	1.81	0.89	14
10.59	(2.95)	417,020	0.75	1.23	0.89	7

9.44	(2.70)	9,996	1.20	2.96	1.40	28
9.85	5.33	12,158	1.20	2.51	1.41	35
9.59	4.67	11,659	1.19	2.14	1.39	10
9.36	1.49	14,962	1.19	1.92	1.41	12
9.40	(9.85)	18,448	1.31	1.23	1.39	14
10.56	(3.47)	29,041	1.36	0.62	1.39	7

9.47	(2.32)	748,363	0.45	3.72	0.64	28
9.88	6.11	720,609	0.45	3.26	0.64	35
9.62	5.56	818,219	0.44	2.89	0.63	10
9.38	2.26	771,234	0.44	2.66	0.64	12
9.42	(9.15)	771,871	0.47	2.07	0.64	14
10.59	(2.60)	1,315,495	0.48	1.50	0.64	7

9.46	(2.71)	10,697	1.05	3.12	1.17	28
9.88	5.58	10,282	1.05	2.65	1.18	35
9.61	4.82	12,843	1.04	2.29	1.15	10
9.38	1.65	13,919	1.04	2.05	1.18	12
9.42	(9.62)	14,068	1.08	1.46	1.16	14
10.58	(3.30)	21,297	1.10	0.88	1.16	7

9.47	(2.49)	15,808	0.80	3.36	0.89	28
9.88	5.70	19,744	0.80	2.90	0.89	35
9.62	5.19	39,559	0.79	2.54	0.88	10
9.38	1.90	37,702	0.79	2.27	0.89	12
9.42	(9.48)	23,089	0.83	1.71	0.89	14
10.59	(2.96)	29,617	0.85	1.13	0.89	7

9.46	(2.47)	6,004	0.55	3.60	0.65	28
9.88	6.00	8,967	0.55	3.16	0.65	35
9.62	5.45	6,393	0.54	2.79	0.63	10
9.38	2.16	6,579	0.54	2.56	0.65	12
9.42	(9.16)	9,154	0.58	1.93	0.64	14
10.58	(2.72)	18,713	0.60	1.38	0.64	7

303

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Government Bond Fund (continued)
Class R6
Six Months Ended August 31, 2026 (Unaudited)	$9.88	$0.19	$(0.42)	$(0.23)	$(0.19)
Year Ended February 28, 2026	9.62	0.33	0.26	0.59	(0.33)
Year Ended February 28, 2025	9.38	0.29	0.24	0.53	(0.29)
Year Ended February 29, 2024	9.42	0.26	(0.04)	0.22	(0.26)
Year Ended February 28, 2023	10.58	0.22	(1.16)	(0.94)	(0.22)
Year Ended February 28, 2022	11.04	0.18	(0.46)	(0.28)	(0.18)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

304

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$9.46	(2.34)%	$887,336	0.30%	3.87%	0.39%	28%
9.88	6.27	872,959	0.30	3.41	0.39	35
9.62	5.72	852,715	0.29	3.04	0.38	10
9.38	2.42	698,523	0.29	2.81	0.39	12
9.42	(8.93)	665,078	0.33	2.22	0.39	14
10.58	(2.56)	671,110	0.35	1.63	0.39	7

305

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan High Yield Fund
Class A
Six Months Ended August 31, 2026 (Unaudited)	$6.51	$0.21	$(0.09)	$0.12	$(0.20)
Year Ended February 28, 2026	6.50	0.40	0.02	0.42	(0.41)
Year Ended February 28, 2025	6.33	0.43	0.19	0.62	(0.45)
Year Ended February 29, 2024	6.18	0.38	0.16	0.54	(0.39)
Year Ended February 28, 2023	6.95	0.35	(0.75)	(0.40)	(0.37)
Year Ended February 28, 2022	7.12	0.31	(0.15)	0.16	(0.33)
Class C
Six Months Ended August 31, 2026 (Unaudited)	6.53	0.19	(0.08)	0.11	(0.18)
Year Ended February 28, 2026	6.52	0.37	0.02	0.39	(0.38)
Year Ended February 28, 2025	6.35	0.40	0.19	0.59	(0.42)
Year Ended February 29, 2024	6.20	0.36	0.15	0.51	(0.36)
Year Ended February 28, 2023	6.97	0.32	(0.75)	(0.43)	(0.34)
Year Ended February 28, 2022	7.14	0.28	(0.16)	0.12	(0.29)
Class I
Six Months Ended August 31, 2026 (Unaudited)	6.56	0.22	(0.09)	0.13	(0.20)
Year Ended February 28, 2026	6.55	0.42	0.02	0.44	(0.43)
Year Ended February 28, 2025	6.38	0.44	0.20	0.64	(0.47)
Year Ended February 29, 2024	6.22	0.40	0.17	0.57	(0.41)
Year Ended February 28, 2023	6.99	0.36	(0.74)	(0.38)	(0.39)
Year Ended February 28, 2022	7.17	0.33	(0.16)	0.17	(0.35)
Class R2
Six Months Ended August 31, 2026 (Unaudited)	6.49	0.20	(0.09)	0.11	(0.18)
Year Ended February 28, 2026	6.48	0.38	0.02	0.40	(0.39)
Year Ended February 28, 2025	6.32	0.40	0.19	0.59	(0.43)
Year Ended February 29, 2024	6.17	0.36	0.16	0.52	(0.37)
Year Ended February 28, 2023	6.94	0.33	(0.75)	(0.42)	(0.35)
Year Ended February 28, 2022	7.11	0.29	(0.16)	0.13	(0.30)
Class R3
Six Months Ended August 31, 2026 (Unaudited)	6.57	0.21	(0.09)	0.12	(0.19)
Year Ended February 28, 2026	6.55	0.40	0.02	0.42	(0.40)
Year Ended February 28, 2025	6.38	0.42	0.19	0.61	(0.44)
Year Ended February 29, 2024	6.23	0.38	0.16	0.54	(0.39)
Year Ended February 28, 2023	7.00	0.35	(0.76)	(0.41)	(0.36)
Year Ended February 28, 2022	7.17	0.31	(0.16)	0.15	(0.32)
Class R4
Six Months Ended August 31, 2026 (Unaudited)	6.57	0.22	(0.09)	0.13	(0.20)
Year Ended February 28, 2026	6.55	0.42	0.02	0.44	(0.42)
Year Ended February 28, 2025	6.38	0.44	0.19	0.63	(0.46)
Year Ended February 29, 2024	6.23	0.40	0.15	0.55	(0.40)
Year Ended February 28, 2023	6.99	0.38	(0.76)	(0.38)	(0.38)
Year Ended February 28, 2022	7.17	0.32	(0.16)	0.16	(0.34)

306

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$6.43	1.80%	$533,981	0.84%	6.40%	1.10%	17%
6.51	6.68	535,636	0.87	6.18	1.10	28
6.50	10.15	510,557	0.89	6.63	1.10	26
6.33	9.17	443,254	0.90	6.22	1.10	25
6.18	(5.70)	406,279	0.90	5.58	1.10	34
6.95	2.19	446,823	0.97	4.31	1.10	27

6.46	1.69	65,793	1.34	5.90	1.59	17
6.53	6.13	73,637	1.37	5.68	1.60	28
6.52	9.58	60,142	1.39	6.22	1.60	26
6.35	8.60	36,075	1.40	5.72	1.60	25
6.20	(6.16)	30,659	1.40	5.02	1.60	34
6.97	1.66	42,181	1.47	3.81	1.60	27

6.49	2.07	838,732	0.59	6.66	0.84	17
6.56	6.89	987,833	0.62	6.43	0.84	28
6.55	10.34	820,139	0.64	6.84	0.84	26
6.38	9.55	797,888	0.64	6.47	0.84	25
6.22	(5.44)	674,485	0.65	5.64	0.85	34
6.99	2.27	1,282,388	0.72	4.54	0.85	27

6.42	1.78	2,488	1.19	6.06	1.37	17
6.49	6.32	2,621	1.22	5.83	1.45	28
6.48	9.61	2,762	1.24	6.23	1.40	26
6.32	8.80	2,881	1.25	5.85	1.45	25
6.17	(6.04)	3,291	1.25	5.17	1.41	34
6.94	1.83	4,616	1.32	3.97	1.44	27

6.50	1.89	318	0.94	6.30	1.12	17
6.57	6.67	334	0.97	6.08	1.10	28
6.55	9.94	342	0.99	6.52	1.10	26
6.38	8.97	350	0.99	6.12	1.31	25
6.23	(5.75)	226	0.99	5.46	1.09	34
7.00	2.04	262	1.07	4.27	1.10	27

6.50	2.01	85	0.69	6.57	0.96	17
6.57	6.94	98	0.72	6.33	1.01	28
6.55	10.21	73	0.74	6.74	0.96	26
6.38	9.26	79	0.75	6.37	1.48	25
6.23	(5.38)	65	0.75	5.96	0.88	34
6.99	2.17	28	0.82	4.43	0.87	27

307

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan High Yield Fund (continued)
Class R5
Six Months Ended August 31, 2026 (Unaudited)	$6.59	$0.22	$(0.09)	$0.13	$(0.20)
Year Ended February 28, 2026	6.57	0.43	0.02	0.45	(0.43)
Year Ended February 28, 2025	6.40	0.45	0.19	0.64	(0.47)
Year Ended February 29, 2024	6.25	0.41	0.15	0.56	(0.41)
Year Ended February 28, 2023	7.02	0.37	(0.75)	(0.38)	(0.39)
Year Ended February 28, 2022	7.19	0.34	(0.16)	0.18	(0.35)
Class R6
Six Months Ended August 31, 2026 (Unaudited)	6.57	0.22	(0.08)	0.14	(0.21)
Year Ended February 28, 2026	6.56	0.43	0.02	0.45	(0.44)
Year Ended February 28, 2025	6.38	0.46	0.20	0.66	(0.48)
Year Ended February 29, 2024	6.23	0.41	0.16	0.57	(0.42)
Year Ended February 28, 2023	7.00	0.38	(0.75)	(0.37)	(0.40)
Year Ended February 28, 2022	7.17	0.34	(0.15)	0.19	(0.36)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

308

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$6.52	2.08%	$2,154	0.54%	6.65%	0.73%	17%
6.59	7.08	3,267	0.57	6.47	0.72	28
6.57	10.35	3,650	0.59	6.89	0.71	26
6.40	9.39	3,705	0.59	6.51	0.73	25
6.25	(5.36)	4,000	0.60	5.70	0.71	34
7.02	2.47	11,904	0.67	4.62	0.70	27

6.50	2.14	5,236,131	0.44	6.80	0.59	17
6.57	7.04	5,199,184	0.47	6.58	0.59	28
6.56	10.66	4,060,201	0.49	7.03	0.59	26
6.38	9.53	3,553,817	0.49	6.62	0.59	25
6.23	(5.28)	3,419,706	0.50	5.96	0.59	34
7.00	2.58	3,679,082	0.57	4.73	0.60	27

309

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Income Fund
Class A
Six Months Ended August 31, 2026 (Unaudited)	$8.63	$0.24	$(0.17)	$0.07	$(0.24)
Year Ended February 28, 2026	8.58	0.48	0.06	0.54	(0.49)
Year Ended February 28, 2025	8.34	0.47	0.25	0.72	(0.48)
Year Ended February 29, 2024	8.26	0.42	0.08	0.50	(0.42)
Year Ended February 28, 2023	9.17	0.37	(0.90)	(0.53)	(0.38)
Year Ended February 28, 2022	9.52	0.33	(0.33)	— (f)	(0.35)
Class C
Six Months Ended August 31, 2026 (Unaudited)	8.63	0.21	(0.16)	0.05	(0.22)
Year Ended February 28, 2026	8.58	0.44	0.06	0.50	(0.45)
Year Ended February 28, 2025	8.35	0.43	0.23	0.66	(0.43)
Year Ended February 29, 2024	8.26	0.38	0.08	0.46	(0.37)
Year Ended February 28, 2023	9.17	0.32	(0.89)	(0.57)	(0.34)
Year Ended February 28, 2022	9.52	0.28	(0.34)	(0.06)	(0.29)
Class I
Six Months Ended August 31, 2026 (Unaudited)	8.62	0.25	(0.17)	0.08	(0.25)
Year Ended February 28, 2026	8.57	0.50	0.06	0.56	(0.51)
Year Ended February 28, 2025	8.33	0.49	0.25	0.74	(0.50)
Year Ended February 29, 2024	8.25	0.44	0.08	0.52	(0.44)
Year Ended February 28, 2023	9.16	0.39	(0.89)	(0.50)	(0.41)
Year Ended February 28, 2022	9.51	0.36	(0.34)	0.02	(0.37)
Class R6
Six Months Ended August 31, 2026 (Unaudited)	8.62	0.25	(0.17)	0.08	(0.25)
Year Ended February 28, 2026	8.57	0.51	0.05	0.56	(0.51)
Year Ended February 28, 2025	8.33	0.50	0.24	0.74	(0.50)
Year Ended February 29, 2024	8.25	0.44	0.08	0.52	(0.44)
Year Ended February 28, 2023	9.16	0.39	(0.89)	(0.50)	(0.41)
Year Ended February 28, 2022	9.51	0.36	(0.34)	0.02	(0.37)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

310

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$8.46	0.85%	$832,272	0.65%	5.54%	0.88%	103%
8.63	6.50	862,921	0.65	5.64	0.89	287
8.58	8.86	650,028	0.64	5.59	0.89	229
8.34	6.26	515,243	0.65	5.12	0.90	185
8.26	(5.75)	509,503	0.64	4.33	0.89	166
9.17	(0.10)	606,729	0.65	3.52	0.89	54

8.46	0.58	446,668	1.20	4.98	1.38	103
8.63	5.93	555,436	1.20	5.08	1.39	287
8.58	8.14	616,661	1.19	5.04	1.39	229
8.35	5.78	542,709	1.20	4.57	1.40	185
8.26	(6.29)	625,211	1.20	3.75	1.39	166
9.17	(0.64)	865,194	1.20	2.98	1.39	54

8.45	0.97	10,339,680	0.40	5.79	0.63	103
8.62	6.75	9,719,732	0.40	5.89	0.64	287
8.57	9.13	8,474,468	0.40	5.84	0.64	229
8.33	6.54	5,999,683	0.40	5.37	0.64	185
8.25	(5.51)	5,667,171	0.40	4.56	0.64	166
9.16	0.14	7,076,663	0.40	3.77	0.64	54

8.45	0.97	5,668,665	0.38	5.81	0.38	103
8.62	6.75	5,252,589	0.38	5.91	0.39	287
8.57	9.13	3,165,414	0.38	5.85	0.39	229
8.33	6.54	2,188,953	0.39	5.39	0.39	185
8.25	(5.51)	3,284,088	0.39	4.59	0.39	166
9.16	0.14	3,546,736	0.39	3.79	0.39	54

311

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Short Duration Bond Fund
Class A
Six Months Ended August 31, 2026 (Unaudited)	$10.94	$0.21	$(0.17)	$0.04	$(0.21)	$—	$(0.21)
Year Ended February 28, 2026	10.85	0.43	0.09	0.52	(0.43)	—	(0.43)
Year Ended February 28, 2025	10.65	0.42	0.20	0.62	(0.42)	—	(0.42)
Year Ended February 29, 2024	10.47	0.31	0.18	0.49	(0.31)	—	(0.31)
Year Ended February 28, 2023	10.86	0.15	(0.39)	(0.24)	(0.15)	—	(0.15)
Year Ended February 28, 2022	11.15	0.07	(0.26)	(0.19)	(0.08)	(0.02)	(0.10)
Class C
Six Months Ended August 31, 2026 (Unaudited)	11.03	0.19	(0.17)	0.02	(0.19)	—	(0.19)
Year Ended February 28, 2026	10.94	0.38	0.09	0.47	(0.38)	—	(0.38)
Year Ended February 28, 2025	10.73	0.37	0.20	0.57	(0.36)	—	(0.36)
Year Ended February 29, 2024	10.55	0.26	0.18	0.44	(0.26)	—	(0.26)
Year Ended February 28, 2023	10.94	0.09	(0.38)	(0.29)	(0.10)	—	(0.10)
Year Ended February 28, 2022	11.23	0.01	(0.26)	(0.25)	(0.02)	(0.02)	(0.04)
Class I
Six Months Ended August 31, 2026 (Unaudited)	10.96	0.23	(0.18)	0.05	(0.23)	—	(0.23)
Year Ended February 28, 2026	10.87	0.46	0.09	0.55	(0.46)	—	(0.46)
Year Ended February 28, 2025	10.67	0.45	0.19	0.64	(0.44)	—	(0.44)
Year Ended February 29, 2024	10.48	0.34	0.19	0.53	(0.34)	—	(0.34)
Year Ended February 28, 2023	10.87	0.16	(0.37)	(0.21)	(0.18)	—	(0.18)
Year Ended February 28, 2022	11.16	0.10	(0.26)	(0.16)	(0.11)	(0.02)	(0.13)
Class R6
Six Months Ended August 31, 2026 (Unaudited)	10.96	0.23	(0.18)	0.05	(0.23)	—	(0.23)
Year Ended February 28, 2026	10.87	0.47	0.09	0.56	(0.47)	—	(0.47)
Year Ended February 28, 2025	10.67	0.46	0.19	0.65	(0.45)	—	(0.45)
Year Ended February 29, 2024	10.48	0.34	0.19	0.53	(0.34)	—	(0.34)
Year Ended February 28, 2023	10.87	0.18	(0.39)	(0.21)	(0.18)	—	(0.18)
Year Ended February 28, 2022	11.16	0.10	(0.26)	(0.16)	(0.11)	(0.02)	(0.13)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

312

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$10.77	0.42%	$802,219	0.58%	3.90%	0.80%	34%
10.94	4.90	828,641	0.58	3.99	0.81	64
10.85	5.89	734,787	0.58	3.93	0.81	50
10.65	4.75	643,376	0.58	2.96	0.81	83
10.47	(2.20)	646,165	0.58	1.38	0.82	74
10.86	(1.72)	677,013	0.59	0.62	0.81	83

10.86	0.16	28,289	1.08	3.40	1.30	34
11.03	4.33	32,764	1.08	3.49	1.31	64
10.94	5.41	34,045	1.08	3.43	1.31	50
10.73	4.19	31,431	1.09	2.47	1.32	83
10.55	(2.67)	25,387	1.08	0.88	1.32	74
10.94	(2.21)	26,327	1.09	0.13	1.32	83

10.78	0.45	2,015,389	0.33	4.15	0.55	34
10.96	5.15	2,087,846	0.33	4.24	0.56	64
10.87	6.14	1,874,450	0.33	4.18	0.56	50
10.67	5.11	1,683,579	0.33	3.20	0.56	83
10.48	(1.96)	1,566,171	0.34	1.55	0.57	74
10.87	(1.47)	2,928,638	0.34	0.86	0.56	83

10.78	0.48	10,644,021	0.27	4.21	0.30	34
10.96	5.22	9,457,913	0.27	4.30	0.31	64
10.87	6.20	7,623,573	0.27	4.24	0.31	50
10.67	5.17	5,206,534	0.27	3.26	0.31	83
10.48	(1.90)	4,856,693	0.28	1.66	0.32	74
10.87	(1.42)	7,115,180	0.28	0.92	0.31	83

313

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Short Duration Core Plus Fund
Class A
Six Months Ended August 31, 2026 (Unaudited)	$9.52	$0.20	$(0.21)	$(0.01)	$(0.20)	$—	$(0.20)
Year Ended February 28, 2026	9.35	0.39	0.16	0.55	(0.38)	—	(0.38)
Year Ended February 28, 2025	9.10	0.35	0.25	0.60	(0.35)	—	(0.35)
Year Ended February 29, 2024	8.94	0.28	0.17	0.45	(0.29)	—	(0.29)
Year Ended February 28, 2023	9.50	0.20	(0.54)	(0.34)	(0.22)	—	(0.22)
Year Ended February 28, 2022	9.85	0.12	(0.32)	(0.20)	(0.13)	(0.02)	(0.15)
Class C
Six Months Ended August 31, 2026 (Unaudited)	9.49	0.17	(0.19)	(0.02)	(0.18)	—	(0.18)
Year Ended February 28, 2026	9.33	0.34	0.15	0.49	(0.33)	—	(0.33)
Year Ended February 28, 2025	9.08	0.30	0.25	0.55	(0.30)	—	(0.30)
Year Ended February 29, 2024	8.92	0.24	0.17	0.41	(0.25)	—	(0.25)
Year Ended February 28, 2023	9.47	0.16	(0.54)	(0.38)	(0.17)	—	(0.17)
Year Ended February 28, 2022	9.83	0.07	(0.33)	(0.26)	(0.08)	(0.02)	(0.10)
Class I
Six Months Ended August 31, 2026 (Unaudited)	9.52	0.21	(0.21)	— (f)	(0.21)	—	(0.21)
Year Ended February 28, 2026	9.35	0.41	0.16	0.57	(0.40)	—	(0.40)
Year Ended February 28, 2025	9.10	0.37	0.25	0.62	(0.37)	—	(0.37)
Year Ended February 29, 2024	8.94	0.31	0.16	0.47	(0.31)	—	(0.31)
Year Ended February 28, 2023	9.50	0.22	(0.54)	(0.32)	(0.24)	—	(0.24)
Year Ended February 28, 2022	9.85	0.15	(0.32)	(0.17)	(0.16)	(0.02)	(0.18)
Class R6
Six Months Ended August 31, 2026 (Unaudited)	9.52	0.21	(0.20)	0.01	(0.22)	—	(0.22)
Year Ended February 28, 2026	9.35	0.42	0.16	0.58	(0.41)	—	(0.41)
Year Ended February 28, 2025	9.10	0.37	0.26	0.63	(0.38)	—	(0.38)
Year Ended February 29, 2024	8.94	0.31	0.17	0.48	(0.32)	—	(0.32)
Year Ended February 28, 2023	9.49	0.23	(0.53)	(0.30)	(0.25)	—	(0.25)
Year Ended February 28, 2022	9.85	0.15	(0.33)	(0.18)	(0.16)	(0.02)	(0.18)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

314

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$9.31	(0.07)%	$558,625	0.64%	4.19%	0.84%	25%
9.52	5.97	601,322	0.64	4.12	0.84	58
9.35	6.68	538,235	0.64	3.76	0.84	53
9.10	5.14	386,431	0.64	3.15	0.85	43
8.94	(3.57)	369,487	0.63	2.24	0.86	130
9.50	(2.01)	494,841	0.63	1.27	0.84	129

9.29	(0.23)	38,709	1.14	3.68	1.34	25
9.49	5.35	47,217	1.14	3.62	1.34	58
9.33	6.18	50,082	1.13	3.27	1.34	53
9.08	4.63	31,941	1.14	2.65	1.35	43
8.92	(3.97)	30,862	1.13	1.73	1.36	130
9.47	(2.61)	46,136	1.13	0.77	1.35	129

9.31	0.05	1,956,759	0.39	4.44	0.59	25
9.52	6.24	1,982,967	0.39	4.37	0.59	58
9.35	6.95	1,657,883	0.39	4.00	0.59	53
9.10	5.41	1,655,673	0.39	3.39	0.60	43
8.94	(3.33)	2,180,474	0.38	2.45	0.61	130
9.50	(1.77)	4,199,718	0.38	1.52	0.59	129

9.31	0.08	4,143,890	0.33	4.50	0.34	25
9.52	6.30	4,217,176	0.33	4.43	0.34	58
9.35	7.01	1,666,388	0.33	4.06	0.34	53
9.10	5.47	1,669,572	0.33	3.46	0.34	43
8.94	(3.17)	1,907,142	0.32	2.49	0.36	130
9.49	(1.81)	4,667,469	0.32	1.58	0.34	129

315

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust II (“JPM II") (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 8 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Core Bond Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Core Plus Bond Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Floating Rate Income Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Government Bond Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4 and Class R6	JPM II	Diversified
JPMorgan High Yield Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Income Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Short Duration Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Short Duration Core Plus Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
The investment objective of JPMorgan Core Bond Fund (“Core Bond Fund”) is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
The investment objective of JPMorgan Core Plus Bond Fund (“Core Plus Bond Fund”) is to seek a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.
The investment objective of JPMorgan Floating Rate Income Fund (“Floating Rate Income Fund”) is to seek to provide current income with a secondary objective of capital appreciation.
The investment objective of JPMorgan Government Bond Fund (“Government Bond Fund”) is to seek a high level of current income with liquidity and safety of principal.
The investment objective of JPMorgan High Yield Fund (“High Yield Fund”) is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.
The investment objective of JPMorgan Income Fund (“Income Fund”) is to seek to provide income with a secondary objective of capital appreciation.
The investment objective of JPMorgan Short Duration Bond Fund ("Short Duration Bond Fund”) is to seek current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.
The investment objective of JPMorgan Short Duration Core Plus Fund (“Short Duration Core Plus Fund”) is to seek total return consistent with preservation of capital.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

316	J.P. Morgan Income Funds	August 31, 2026

A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund, Short Duration Bond Fund and Short Duration Core Plus Fund at August 31, 2026.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

August 31, 2026	J.P. Morgan Income Funds	317

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Core Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$3,636,616	$2,112,158	$5,748,774
Collateralized Mortgage Obligations	—	2,183,045	293,154	2,476,199
Commercial Mortgage-Backed Securities	—	2,448,498	213,029	2,661,527
Corporate Bonds
Aerospace & Defense	—	291,423	—	291,423
Automobiles	—	21,229	—	21,229
Banks	—	3,585,611	—	3,585,611
Beverages	—	70,649	—	70,649
Biotechnology	—	239,943	—	239,943
Broadline Retail	—	120,011	—	120,011
Building Products	—	20,965	—	20,965
Capital Markets	—	1,308,240	—	1,308,240
Chemicals	—	45,062	—	45,062
Commercial Services & Supplies	—	58,728	2,219	60,947
Communications Equipment	—	6,445	—	6,445
Construction & Engineering	—	66,124	—	66,124
Construction Materials	—	5,361	—	5,361
Consumer Finance	—	435,653	—	435,653
Consumer Staples Distribution & Retail	—	34,278	—	34,278
Containers & Packaging	—	26,472	—	26,472
Diversified	—	—	150,727	150,727
Diversified Consumer Services	—	22,503	—	22,503
Diversified REITs	—	67,488	—	67,488
Diversified Telecommunication Services	—	521,246	—	521,246
Electric Utilities	—	1,384,443	—	1,384,443
Electronic Equipment, Instruments & Components	—	38,411	—	38,411
Energy Equipment & Services	—	49,059	—	49,059
Financial Services	—	285,917	672,942	958,859
Food Products	—	251,760	—	251,760
Gas Utilities	—	34,423	—	34,423
Ground Transportation	—	39,632	—	39,632
Health Care Equipment & Supplies	—	37,885	—	37,885
Health Care Providers & Services	—	504,848	236,101	740,949
Health Care REITs	—	28,291	—	28,291
Independent Power and Renewable Electricity Producers	—	116,274	—	116,274
Industrial Conglomerates	—	10,831	—	10,831
Industrial REITs	—	19,311	—	19,311
Insurance	—	294,990	—	294,990
Interactive Media & Services	—	167,811	—	167,811
IT Services	—	96,671	—	96,671
Life Sciences Tools & Services	—	12,804	—	12,804
Machinery	—	6,529	—	6,529
Media	—	79,462	—	79,462
Metals & Mining	—	111,904	—	111,904
Mortgage Real Estate Investment Trusts (REITs)	—	—	60,000	60,000
Multi-Utilities	—	183,284	—	183,284

318	J.P. Morgan Income Funds	August 31, 2026

Core Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Office REITs	$—	$9,325	$—	$9,325
Oil, Gas & Consumable Fuels	—	532,304	—	532,304
Passenger Airlines	—	14,223	—	14,223
Pharmaceuticals	—	161,854	—	161,854
Real Estate Management & Development	—	6,541	—	6,541
Residential REITs	—	38,166	—	38,166
Retail REITs	—	31,983	—	31,983
Semiconductors & Semiconductor Equipment	—	219,580	—	219,580
Software	—	231,342	—	231,342
Specialized REITs	—	137,629	—	137,629
Specialty Retail	—	15,212	—	15,212
Technology Hardware, Storage & Peripherals	—	125,411	—	125,411
Tobacco	—	42,967	—	42,967
Trading Companies & Distributors	—	33,486	—	33,486
Water Utilities	—	3,629	—	3,629
Wireless Telecommunication Services	—	69,507	—	69,507
Total Corporate Bonds	—	12,375,130	1,121,989	13,497,119
Foreign Government Securities	—	393,891	—	393,891
Loan Assignments	—	32,407	—	32,407
Mortgage-Backed Securities	—	9,777,303	2,292	9,779,595
Municipal Bonds	—	147,764	—	147,764
U.S. Government Agency Securities	—	170,476	—	170,476
U.S. Treasury Obligations	—	16,936,027	—	16,936,027
Short-Term Investments
Investment Companies	404,796	—	—	404,796
Total Investments in Securities	$404,796	$48,101,157	$3,742,622	$52,248,575
Appreciation in Other Financial Instruments
Futures Contracts	$21,864	$—	$—	$21,864
Depreciation in Other Financial Instruments
Futures Contracts	$(20,258)	$—	$—	$(20,258)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,606	$—	$—	$1,606

Core Plus Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,992,016	$1,314,657	$3,306,673
Collateralized Mortgage Obligations	—	933,465	48,738	982,203
Commercial Mortgage-Backed Securities	—	2,749,322	151,817	2,901,139
Common Stocks
Broadline Retail	—	—	241	241
Containers & Packaging	—	—	448	448
Financial Services	—	1,650	3	1,653
Health Care Equipment & Supplies	—	71	—	71
Media	1,535	—	—	1,535

August 31, 2026	J.P. Morgan Income Funds	319

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Oil, Gas & Consumable Fuels	$3,832	$—	$—	$3,832
Total Common Stocks	5,367	1,721	692	7,780
Corporate Bonds
Aerospace & Defense	—	59,668	2,860	62,528
Automobile Components	—	38,386	—	38,386
Automobiles	—	48,190	—	48,190
Banks	—	1,701,260	—	1,701,260
Beverages	—	15,847	—	15,847
Biotechnology	—	179,663	—	179,663
Broadline Retail	—	71,816	—	71,816
Building Products	—	72,853	—	72,853
Capital Markets	—	678,065	—	678,065
Chemicals	—	97,634	—	97,634
Commercial Services & Supplies	—	51,422	73,347	124,769
Construction & Engineering	—	27,882	—	27,882
Construction Materials	—	5,553	—	5,553
Consumer Finance	—	288,248	—	288,248
Consumer Staples Distribution & Retail	—	18,624	—	18,624
Containers & Packaging	—	82,009	—	82,009
Distributors	—	14,137	—	14,137
Diversified	—	—	22,468	22,468
Diversified Consumer Services	—	9,310	—	9,310
Diversified REITs	—	5,629	—	5,629
Diversified Telecommunication Services	—	397,941	—	397,941
Electric Utilities	—	631,361	—	631,361
Electrical Equipment	—	20,316	—	20,316
Electronic Equipment, Instruments & Components	—	23,119	—	23,119
Energy Equipment & Services	—	37,376	—	37,376
Entertainment	—	25,852	—	25,852
Financial Services	—	225,009	221,176	446,185
Food Products	—	190,301	—	190,301
Gas Utilities	—	13,600	—	13,600
Ground Transportation	—	89,708	—	89,708
Health Care Equipment & Supplies	—	56,250	—	56,250
Health Care Providers & Services	—	158,834	51,155	209,989
Health Care REITs	—	7,898	—	7,898
Health Care Technology	—	18,136	—	18,136
Hotel & Resort REITs	—	9,166	—	9,166
Hotels, Restaurants & Leisure	—	163,428	—	163,428
Household Durables	—	22,602	—	22,602
Household Products	—	7,473	—	7,473
Independent Power and Renewable Electricity Producers	—	42,285	—	42,285
Industrial REITs	—	6,027	—	6,027
Insurance	—	69,018	—	69,018
Interactive Media & Services	—	50,878	—	50,878
IT Services	—	43,232	—	43,232
Machinery	—	11,987	—	11,987
Marine Transportation	—	7,043	—	7,043

320	J.P. Morgan Income Funds	August 31, 2026

Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Media	$—	$190,359	$—	$190,359
Metals & Mining	—	101,412	—	101,412
Mortgage Real Estate Investment Trusts (REITs)	—	141,267	—	141,267
Multi-Utilities	—	145,573	—	145,573
Oil, Gas & Consumable Fuels	—	914,952	—	914,952
Passenger Airlines	—	27,025	—	27,025
Personal Care Products	—	10,512	—	10,512
Pharmaceuticals	—	67,792	—	67,792
Professional Services	—	1,897	—	1,897
Real Estate Management & Development	—	601	63,511	64,112
Residential REITs	—	15,455	—	15,455
Retail REITs	—	10,681	—	10,681
Semiconductors & Semiconductor Equipment	—	87,874	—	87,874
Software	—	135,203	—	135,203
Specialized REITs	—	34,087	—	34,087
Specialty Retail	—	51,311	— (a)	51,311
Technology Hardware, Storage & Peripherals	—	18,156	—	18,156
Tobacco	—	163,544	—	163,544
Trading Companies & Distributors	—	49,140	—	49,140
Water Utilities	—	3,948	—	3,948
Wireless Telecommunication Services	—	41,383	—	41,383
Total Corporate Bonds	—	8,007,208	434,517	8,441,725
Foreign Government Securities	—	327,510	—	327,510
Loan Assignments
Aerospace & Defense	—	8,657	—	8,657
Automobile Components	—	6,343	—	6,343
Building Products	—	23,514	—	23,514
Chemicals	—	13,109	—	13,109
Commercial Services & Supplies	—	954	—	954
Consumer Staples Distribution & Retail	—	—	978	978
Containers & Packaging	—	2,731	—	2,731
Diversified Consumer Services	—	4,396	—	4,396
Electronic Equipment, Instruments & Components	—	1,766	—	1,766
Financial Services	—	1,442	—	1,442
Ground Transportation	—	10,507	—	10,507
Health Care Providers & Services	—	942	—	942
Hotels, Restaurants & Leisure	—	1,927	—	1,927
Independent Power and Renewable Electricity Producers	—	1,162	—	1,162
Insurance	—	13,909	—	13,909
IT Services	—	8,416	—	8,416
Leisure Products	—	—	1	1
Machinery	—	3,531	—	3,531
Media	—	10,397	—	10,397
Oil, Gas & Consumable Fuels	—	13,776	—	13,776
Passenger Airlines	—	7,764	—	7,764
Personal Care Products	—	6,752	—	6,752
Pharmaceuticals	—	3,824	—	3,824
Professional Services	—	13,505	—	13,505

August 31, 2026	J.P. Morgan Income Funds	321

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Semiconductors & Semiconductor Equipment	$—	$10,159	$—	$10,159
Software	—	37,262	—	37,262
Specialty Retail	—	9,582	119	9,701
Textiles, Apparel & Luxury Goods	—	4,832	—	4,832
Trading Companies & Distributors	—	1,997	—	1,997
Total Loan Assignments	—	223,156	1,098	224,254
Mortgage-Backed Securities	—	4,967,215	5,349	4,972,564
Municipal Bonds	—	14,589	—	14,589
Preferred Stocks	—	—	2,708	2,708
Rights	—	—	1,042	1,042
U.S. Treasury Obligations	—	3,039,863	—	3,039,863
Short-Term Investments
Investment Companies	1,580,928	—	—	1,580,928
Total Investments in Securities	$1,586,295	$22,256,065	$1,960,618	$25,802,978
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$90	$—	$90
Futures Contracts	141	—	—	141
Depreciation in Other Financial Instruments
Futures Contracts	$(10,792)	$—	$—	$(10,792)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(10,651)	$90	$—	$(10,561)

(a)	Value is zero.

Floating Rate Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Broadline Retail	$—	$—	$23	$23
Containers & Packaging	—	12	—	12
Financial Services	—	250	—	250
Machinery	—	—	— (a)	— (a)
Media	476	—	—	476
Specialty Retail	—	229	—	229
Total Common Stocks	476	491	23	990
Corporate Bonds	—	11,627	—	11,627
Exchange-Traded Funds	1,255	—	—	1,255
Loan Assignments
Aerospace & Defense	—	5,830	—	5,830
Automobile Components	—	3,719	—	3,719
Building Products	—	6,307	—	6,307
Capital Markets	—	2,008	—	2,008
Chemicals	—	4,756	—	4,756
Commercial Services & Supplies	—	7,199	—	7,199
Construction & Engineering	—	1,940	—	1,940

322	J.P. Morgan Income Funds	August 31, 2026

Floating Rate Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Consumer Staples Distribution & Retail	$—	$—	$3,798	$3,798
Containers & Packaging	—	4,280	—	4,280
Diversified Consumer Services	—	4,284	—	4,284
Diversified Telecommunication Services	—	2,319	—	2,319
Electric Utilities	—	2,358	—	2,358
Electronic Equipment, Instruments & Components	—	3,699	—	3,699
Entertainment	—	1,106	—	1,106
Financial Services	—	3,952	—	3,952
Ground Transportation	—	3,416	—	3,416
Health Care Equipment & Supplies	—	2,865	—	2,865
Health Care Providers & Services	—	6,284	—	6,284
Hotels, Restaurants & Leisure	—	2,689	—	2,689
Independent Power and Renewable Electricity Producers	—	525	—	525
Insurance	—	4,062	—	4,062
IT Services	—	6,680	—	6,680
Leisure Products	—	—	33	33
Life Sciences Tools & Services	—	653	—	653
Machinery	—	2,738	—	2,738
Media	—	6,079	—	6,079
Metals & Mining	—	457	—	457
Oil, Gas & Consumable Fuels	—	7,111	—	7,111
Passenger Airlines	—	2,277	—	2,277
Personal Care Products	—	2,537	—	2,537
Pharmaceuticals	—	4,243	—	4,243
Professional Services	—	8,745	—	8,745
Semiconductors & Semiconductor Equipment	—	1,525	—	1,525
Software	—	12,843	—	12,843
Specialty Retail	—	4,000	98	4,098
Textiles, Apparel & Luxury Goods	—	1,079	—	1,079
Trading Companies & Distributors	—	1,233	—	1,233
Wireless Telecommunication Services	—	547	—	547
Total Loan Assignments	—	136,345	3,929	140,274
Preferred Stocks	—	214	—	214
Warrants	—	1	—	1
Short-Term Investments
Investment Companies	10,001	—	—	10,001
Total Investments in Securities	$11,732	$148,678	$3,952	$164,362

(a)	Amount rounds to less than one thousand.

Government Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$438,662	$—	$438,662
Commercial Mortgage-Backed Securities	—	74,820	—	74,820
Mortgage-Backed Securities	—	481,239	—	481,239

August 31, 2026	J.P. Morgan Income Funds	323

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
Government Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Government Agency Securities	$—	$48,629	$—	$48,629
U.S. Treasury Obligations	—	809,119	—	809,119
Short-Term Investments
Investment Companies	63,511	—	—	63,511
Total Investments in Securities	$63,511	$1,852,469	$—	$1,915,980
Appreciation in Other Financial Instruments
Futures Contracts	$587	$—	$—	$587
Depreciation in Other Financial Instruments
Futures Contracts	$(761)	$—	$—	$(761)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(174)	$—	$—	$(174)

High Yield Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$—	$312	$312
Broadline Retail	—	—	1,502	1,502
Chemicals	—	—	85	85
Containers & Packaging	—	121	8,063	8,184
Financial Services	—	22,601	14	22,615
Health Care Equipment & Supplies	—	1,941	—	1,941
Machinery	—	—	— (a)	— (a)
Media	7,606	266	—	7,872
Oil, Gas & Consumable Fuels	3,645	—	—	3,645
Pharmaceuticals	—	—	431	431
Specialized REITs	10,076	—	—	10,076
Specialty Retail	—	2,910	—	2,910
Total Common Stocks	21,327	27,839	10,407	59,573
Corporate Bonds
Aerospace & Defense	—	74,139	6,455	80,594
Automobile Components	—	166,412	—	166,412
Automobiles	—	4,318	—	4,318
Beverages	—	7,495	—	7,495
Biotechnology	—	10,793	—	10,793
Broadline Retail	—	38,180	—	38,180
Building Products	—	241,355	—	241,355
Capital Markets	—	1,495	—	1,495
Chemicals	—	211,924	—	211,924
Commercial Services & Supplies	—	263,938	—	263,938
Communications Equipment	—	3,674	—	3,674
Construction & Engineering	—	41,850	—	41,850
Construction Materials	—	11,043	—	11,043
Consumer Finance	—	72,884	—	72,884
Consumer Staples Distribution & Retail	—	64,122	—	64,122

324	J.P. Morgan Income Funds	August 31, 2026

High Yield Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Containers & Packaging	$—	$82,788	$—	$82,788
Distributors	—	19,658	27,742	47,400
Diversified Consumer Services	—	14,081	—	14,081
Diversified REITs	—	2,006	—	2,006
Diversified Telecommunication Services	—	480,674	—	480,674
Electric Utilities	—	99,399	—	99,399
Electrical Equipment	—	16,390	—	16,390
Electronic Equipment, Instruments & Components	—	56,924	—	56,924
Energy Equipment & Services	—	47,325	—	47,325
Entertainment	—	60,301	—	60,301
Financial Services	—	94,649	—	94,649
Food Products	—	23,787	—	23,787
Gas Utilities	—	17,183	—	17,183
Ground Transportation	—	77,545	5	77,550
Health Care Equipment & Supplies	—	88,383	—	88,383
Health Care Providers & Services	—	250,271	—	250,271
Health Care REITs	—	4,038	—	4,038
Health Care Technology	—	54,512	—	54,512
Hotel & Resort REITs	—	41,252	—	41,252
Hotels, Restaurants & Leisure	—	359,866	—	359,866
Household Durables	—	60,712	—	60,712
Household Products	—	49,805	—	49,805
Independent Power and Renewable Electricity Producers	—	45,348	—	45,348
Insurance	—	7,244	—	7,244
Interactive Media & Services	—	3,483	—	3,483
IT Services	—	62,857	—	62,857
Machinery	—	52,310	—	52,310
Media	—	512,979	—	512,979
Metals & Mining	—	68,949	—	68,949
Mortgage Real Estate Investment Trusts (REITs)	—	2,469	—	2,469
Oil, Gas & Consumable Fuels	—	592,945	—	592,945
Passenger Airlines	—	42,832	—	42,832
Personal Care Products	—	34,666	—	34,666
Pharmaceuticals	—	99,197	—	99,197
Professional Services	—	9,273	—	9,273
Real Estate Management & Development	—	22,996	—	22,996
Semiconductors & Semiconductor Equipment	—	94,532	—	94,532
Software	—	101,013	—	101,013
Specialized REITs	—	41,812	—	41,812
Specialty Retail	—	109,170	— (a)	109,170
Technology Hardware, Storage & Peripherals	—	15,083	—	15,083
Trading Companies & Distributors	—	137,234	—	137,234
Wireless Telecommunication Services	—	15,334	—	15,334
Total Corporate Bonds	—	5,286,897	34,202	5,321,099
Loan Assignments
Aerospace & Defense	—	16,661	—	16,661
Automobile Components	—	12,592	—	12,592
Building Products	—	30,738	—	30,738

August 31, 2026	J.P. Morgan Income Funds	325

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
High Yield Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Chemicals	$—	$32,908	$4,593	$37,501
Commercial Services & Supplies	—	8,086	—	8,086
Consumer Staples Distribution & Retail	—	—	71,475	71,475
Containers & Packaging	—	24,311	—	24,311
Diversified Consumer Services	—	6,934	—	6,934
Diversified Telecommunication Services	—	5,216	—	5,216
Electronic Equipment, Instruments & Components	—	16,252	—	16,252
Entertainment	—	11,598	—	11,598
Financial Services	—	17,615	—	17,615
Ground Transportation	—	32,942	—	32,942
Health Care Equipment & Supplies	—	14,069	—	14,069
Health Care Providers & Services	—	15,357	—	15,357
Hotels, Restaurants & Leisure	—	2,826	—	2,826
Insurance	—	15,258	—	15,258
IT Services	—	21,601	—	21,601
Leisure Products	—	—	32	32
Life Sciences Tools & Services	—	7,324	—	7,324
Machinery	—	3,435	—	3,435
Media	—	45,006	—	45,006
Oil, Gas & Consumable Fuels	—	4,595	—	4,595
Passenger Airlines	—	6,067	—	6,067
Personal Care Products	—	12,517	—	12,517
Pharmaceuticals	—	17,362	—	17,362
Professional Services	—	6,593	—	6,593
Semiconductors & Semiconductor Equipment	—	6,843	—	6,843
Software	—	52,301	—	52,301
Specialty Retail	—	27,707	1,044	28,751
Technology Hardware, Storage & Peripherals	—	2,510	—	2,510
Textiles, Apparel & Luxury Goods	—	16,831	—	16,831
Trading Companies & Distributors	—	7,317	—	7,317
Total Loan Assignments	—	501,372	77,144	578,516
Preferred Stocks
Broadline Retail	—	—	17,628	17,628
Containers & Packaging	—	2,175	—	2,175
Total Preferred Stocks	—	2,175	17,628	19,803
Rights	—	—	11,147	11,147
U.S. Treasury Obligations	—	235,786	—	235,786
Warrants
Containers & Packaging	—	8	—	8
Media	—	—	— (a)	— (a)
Total Warrants	—	8	— (a)	8
Short-Term Investments
Investment Companies	400,893	—	—	400,893
Total Investments in Securities	$422,220	$6,054,077	$150,528	$6,626,825

(a)	Amount rounds to less than one thousand.

326	J.P. Morgan Income Funds	August 31, 2026

Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,708,289	$581,061	$2,289,350
Collateralized Mortgage Obligations	—	2,996,702	350,243	3,346,945
Commercial Mortgage-Backed Securities	—	3,667,826	68,581	3,736,407
Common Stocks
Aerospace & Defense	—	—	93	93
Broadline Retail	—	—	9	9
Chemicals	—	—	52	52
Containers & Packaging	—	—	3,690	3,690
Diversified Telecommunication Services	—	—	147	147
Financial Services	—	10,499	—	10,499
Health Care Equipment & Supplies	—	18	—	18
Media	19	—	—	19
Oil, Gas & Consumable Fuels	2,310	—	—	2,310
Pharmaceuticals	—	—	6	6
Wireless Telecommunication Services	—	—	654	654
Total Common Stocks	2,329	10,517	4,651	17,497
Corporate Bonds
Aerospace & Defense	—	65,801	2,058	67,859
Automobile Components	—	118,435	—	118,435
Automobiles	—	991	—	991
Banks	—	151,878	—	151,878
Beverages	—	6,433	—	6,433
Biotechnology	—	5,989	—	5,989
Broadline Retail	—	20,136	—	20,136
Building Products	—	120,156	—	120,156
Capital Markets	—	32,112	—	32,112
Chemicals	—	169,496	—	169,496
Commercial Services & Supplies	—	110,470	41,853	152,323
Construction & Engineering	—	14,083	—	14,083
Construction Materials	—	3,445	—	3,445
Consumer Finance	—	58,226	—	58,226
Consumer Staples Distribution & Retail	—	35,758	—	35,758
Containers & Packaging	—	51,859	—	51,859
Distributors	—	8,362	—	8,362
Diversified	—	—	12,311	12,311
Diversified Consumer Services	—	16,296	—	16,296
Diversified Telecommunication Services	—	303,578	—	303,578
Electric Utilities	—	148,641	—	148,641
Electrical Equipment	—	5,090	—	5,090
Electronic Equipment, Instruments & Components	—	54,064	—	54,064
Energy Equipment & Services	—	21,245	—	21,245
Entertainment	—	37,554	—	37,554
Financial Services	—	81,190	125,880	207,070
Food Products	—	31,311	—	31,311
Gas Utilities	—	7,612	—	7,612
Ground Transportation	—	52,572	1	52,573
Health Care Equipment & Supplies	—	47,111	—	47,111

August 31, 2026	J.P. Morgan Income Funds	327

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Health Care Providers & Services	$—	$113,631	$—	$113,631
Health Care Technology	—	27,892	—	27,892
Hotel & Resort REITs	—	11,879	—	11,879
Hotels, Restaurants & Leisure	—	211,219	—	211,219
Household Durables	—	42,858	—	42,858
Household Products	—	28,754	—	28,754
Independent Power and Renewable Electricity Producers	—	37,714	—	37,714
Insurance	—	7,975	—	7,975
Interactive Media & Services	—	2,612	—	2,612
IT Services	—	19,984	—	19,984
Machinery	—	17,333	—	17,333
Marine Transportation	—	8,539	—	8,539
Media	—	268,737	—	268,737
Metals & Mining	—	45,127	—	45,127
Mortgage Real Estate Investment Trusts (REITs)	—	67,010	—	67,010
Multi-Utilities	—	37,578	—	37,578
Oil, Gas & Consumable Fuels	—	504,072	—	504,072
Passenger Airlines	—	21,229	—	21,229
Personal Care Products	—	27,703	—	27,703
Pharmaceuticals	—	53,845	—	53,845
Professional Services	—	1,605	33,267	34,872
Real Estate Management & Development	—	7,722	—	7,722
Semiconductors & Semiconductor Equipment	—	61,388	—	61,388
Software	—	53,539	—	53,539
Specialized REITs	—	16,374	—	16,374
Specialty Retail	—	79,176	— (a)	79,176
Technology Hardware, Storage & Peripherals	—	17,137	—	17,137
Tobacco	—	1,290	—	1,290
Trading Companies & Distributors	—	67,431	—	67,431
Wireless Telecommunication Services	—	13,964	—	13,964
Total Corporate Bonds	—	3,655,211	215,370	3,870,581
Foreign Government Securities	—	628,318	—	628,318
Loan Assignments
Aerospace & Defense	—	2,667	—	2,667
Automobile Components	—	3,603	—	3,603
Building Products	—	16,385	—	16,385
Chemicals	—	3,214	2,011	5,225
Commercial Services & Supplies	—	3,017	—	3,017
Consumer Staples Distribution & Retail	—	—	19,763	19,763
Containers & Packaging	—	6,358	—	6,358
Diversified Consumer Services	—	5,752	—	5,752
Electronic Equipment, Instruments & Components	—	4,426	—	4,426
Ground Transportation	—	13,909	—	13,909
Insurance	—	8,574	—	8,574
IT Services	—	14,484	—	14,484
Leisure Products	—	—	— (a)	— (a)
Machinery	—	4,392	—	4,392
Media	—	9,271	—	9,271

328	J.P. Morgan Income Funds	August 31, 2026

Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Passenger Airlines	$—	$5,612	$—	$5,612
Pharmaceuticals	—	5,034	—	5,034
Professional Services	—	6,856	—	6,856
Semiconductors & Semiconductor Equipment	—	3,315	—	3,315
Software	—	33,857	—	33,857
Specialty Retail	—	12,905	1	12,906
Technology Hardware, Storage & Peripherals	—	1,282	—	1,282
Textiles, Apparel & Luxury Goods	—	8,051	—	8,051
Trading Companies & Distributors	—	847	—	847
Total Loan Assignments	—	173,811	21,775	195,586
Mortgage-Backed Securities	—	5,321,657	1,003	5,322,660
Municipal Bonds	—	46,442	—	46,442
Preferred Stocks
Broadline Retail	—	—	18	18
Electric Utilities	3,301	—	—	3,301
Total Preferred Stocks	3,301	—	18	3,319
Rights	—	—	2,193	2,193
Warrants
Media	—	23	— (a)	23
Short-Term Investments
Investment Companies	107,344	—	—	107,344
Total Investments in Securities	$112,974	$18,208,796	$1,244,895	$19,566,665
Liabilities
TBA Short Commitment	$—	$(2,603,564)	$—	$(2,603,564)
Total Liabilities in Securities Sold Short	$—	$(2,603,564)	$—	$(2,603,564)
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$3,933	$—	$3,933
Futures Contracts	12,163	—	—	12,163
Swaps	—	4,694	—	4,694
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(4,194)	$—	$(4,194)
Futures Contracts	(20,142)	—	—	(20,142)
Swaps	—	(77,804)	—	(77,804)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(7,979)	$(73,371)	$—	$(81,350)

(a)	Amount rounds to less than one thousand.

Short Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$3,495,678	$197,277	$3,692,955
Collateralized Mortgage Obligations	—	2,155,487	96,299	2,251,786
Commercial Mortgage-Backed Securities	—	223,701	12,060	235,761

August 31, 2026	J.P. Morgan Income Funds	329

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
Short Duration Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Corporate Bonds
Automobiles	$—	$126,721	$—	$126,721
Banks	—	2,024,824	—	2,024,824
Biotechnology	—	2,398	—	2,398
Capital Markets	—	493,801	—	493,801
Commercial Services & Supplies	—	—	555	555
Construction & Engineering	—	28,539	—	28,539
Consumer Finance	—	152,495	—	152,495
Containers & Packaging	—	15,009	—	15,009
Electric Utilities	—	23,351	—	23,351
Entertainment	—	1,700	—	1,700
Financial Services	—	161,564	79,040	240,604
Ground Transportation	—	18,844	—	18,844
Health Care Providers & Services	—	4,250	—	4,250
Insurance	—	46,709	—	46,709
Mortgage Real Estate Investment Trusts (REITs)	—	6,982	—	6,982
Multi-Utilities	—	20,343	—	20,343
Oil, Gas & Consumable Fuels	—	32,950	—	32,950
Semiconductors & Semiconductor Equipment	—	11,975	—	11,975
Software	—	42,505	—	42,505
Wireless Telecommunication Services	—	17,133	—	17,133
Total Corporate Bonds	—	3,232,093	79,595	3,311,688
Mortgage-Backed Securities	—	656,731	—	656,731
U.S. Treasury Obligations	—	2,563,799	—	2,563,799
Short-Term Investments
Investment Companies	1,105,398	—	—	1,105,398
U.S. Treasury Obligations	—	21,855	—	21,855
Total Short-Term Investments	1,105,398	21,855	—	1,127,253
Total Investments in Securities	$1,105,398	$12,349,344	$385,231	$13,839,973
Appreciation in Other Financial Instruments
Futures Contracts	$5,080	$—	$—	$5,080
Depreciation in Other Financial Instruments
Futures Contracts	$(9,544)	$—	$—	$(9,544)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(4,464)	$—	$—	$(4,464)

Short Duration Core Plus Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,390,218	$131,414	$1,521,632
Collateralized Mortgage Obligations	—	761,526	80,307	841,833
Commercial Mortgage-Backed Securities	—	311,878	11,947	323,825
Common Stocks
Containers & Packaging	—	—	244	244
Oil, Gas & Consumable Fuels	170	—	—	170

330	J.P. Morgan Income Funds	August 31, 2026

Short Duration Core Plus Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Common Stocks	170	—	244	414
Corporate Bonds
Aerospace & Defense	$—	$3,341	$341	$3,682
Automobile Components	—	9,952	—	9,952
Automobiles	—	24,915	—	24,915
Banks	—	956,953	—	956,953
Beverages	—	9,029	—	9,029
Biotechnology	—	10,839	—	10,839
Broadline Retail	—	1,668	—	1,668
Building Products	—	16,569	—	16,569
Capital Markets	—	231,454	—	231,454
Chemicals	—	17,752	—	17,752
Commercial Services & Supplies	—	10,088	9,391	19,479
Construction & Engineering	—	5,303	—	5,303
Construction Materials	—	17,435	—	17,435
Consumer Finance	—	92,208	—	92,208
Consumer Staples Distribution & Retail	—	2,386	—	2,386
Containers & Packaging	—	13,817	—	13,817
Distributors	—	1,115	—	1,115
Diversified	—	—	6,771	6,771
Diversified Consumer Services	—	2,038	—	2,038
Diversified Telecommunication Services	—	27,232	—	27,232
Electric Utilities	—	91,347	—	91,347
Electrical Equipment	—	810	—	810
Electronic Equipment, Instruments & Components	—	4,949	—	4,949
Energy Equipment & Services	—	2,915	—	2,915
Entertainment	—	3,225	—	3,225
Financial Services	—	86,590	43,242	129,832
Food Products	—	3,723	—	3,723
Gas Utilities	—	1,049	—	1,049
Ground Transportation	—	10,259	—	10,259
Health Care Equipment & Supplies	—	12,525	—	12,525
Health Care Providers & Services	—	58,070	—	58,070
Health Care Technology	—	3,501	—	3,501
Hotel & Resort REITs	—	3,207	—	3,207
Hotels, Restaurants & Leisure	—	32,813	—	32,813
Household Durables	—	11,305	—	11,305
Household Products	—	2,956	—	2,956
Independent Power and Renewable Electricity Producers	—	11,103	—	11,103
Insurance	—	53,551	—	53,551
Interactive Media & Services	—	618	—	618
IT Services	—	1,204	—	1,204
Machinery	—	2,244	—	2,244
Marine Transportation	—	1,041	—	1,041
Media	—	26,462	—	26,462
Metals & Mining	—	4,392	—	4,392
Mortgage Real Estate Investment Trusts (REITs)	—	16,501	—	16,501
Multi-Utilities	—	4,322	—	4,322

August 31, 2026	J.P. Morgan Income Funds	331

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
Short Duration Core Plus Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Oil, Gas & Consumable Fuels	$—	$116,917	$—	$116,917
Passenger Airlines	—	4,577	—	4,577
Personal Care Products	—	2,316	—	2,316
Pharmaceuticals	—	2,058	—	2,058
Real Estate Management & Development	—	1,240	—	1,240
Residential REITs	—	7,845	—	7,845
Semiconductors & Semiconductor Equipment	—	40,697	—	40,697
Software	—	29,844	—	29,844
Specialized REITs	—	2,462	—	2,462
Specialty Retail	—	8,606	— (a)	8,606
Technology Hardware, Storage & Peripherals	—	1,002	—	1,002
Trading Companies & Distributors	—	8,933	—	8,933
Wireless Telecommunication Services	—	2,399	—	2,399
Total Corporate Bonds	—	2,133,672	59,745	2,193,417
Foreign Government Securities	—	85,142	—	85,142
Loan Assignments	—	11,227	—	11,227
Mortgage-Backed Securities	—	823,125	—	823,125
Municipal Bonds	—	1,858	—	1,858
Rights	—	—	222	222
U.S. Treasury Obligations	—	744,544	—	744,544
Short-Term Investments
Investment Companies	107,020	—	—	107,020
U.S. Treasury Obligations	—	12,618	—	12,618
Total Short-Term Investments	107,020	12,618	—	119,638
Total Investments in Securities	$107,190	$6,275,808	$283,879	$6,666,877
Appreciation in Other Financial Instruments
Futures Contracts	$1,601	$—	$—	$1,601
Depreciation in Other Financial Instruments
Futures Contracts	$(4,454)	$—	$—	$(4,454)
Swaps	—	(2,703)	—	(2,703)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(2,853)	$(2,703)	$—	$(5,556)

(a)	Value is zero.

332	J.P. Morgan Income Funds	August 31, 2026

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
Core Bond Fund	Balance as of February 28, 2026	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2026
Investments in Securities:
Asset-Backed Securities	$1,762,352	$2,073	$(35,321)	$319	$607,128	$(187,773)	$59,164	$(95,784)	$2,112,158
Collateralized Mortgage Obligations	278,007	—	(2,172)	52	190,943	(136,132)	—	(37,544)	293,154
Commercial Mortgage-Backed Securities	213,844	—	456	102	71,999	(73,372)	—	—	213,029
Corporate Bonds	753,230	— (a)	117	(307)	492,815	(123,866)	—	—	1,121,989
Mortgage-Backed Securities	—	—	—	—	2,292	—	—	—	2,292
Total	$3,007,433	$2,073	$(36,920)	$166	$1,365,177	$(521,143)	$59,164	$(133,328)	$3,742,622

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2026, which were valued using significant unobservable inputs (level 3), amounted to $(34,058). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2026.
Core Plus Bond Fund	Balance as of February 28, 2026	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2026
Investments in Securities:
Asset-Backed Securities	$1,025,264	$1,306	$(17,345)	$556	$447,977	$(131,037)	$65,926	$(77,990)	$—	$1,314,657
Collateralized Mortgage Obligations	29,034	—	(297)	— (b)	40,000	(19,999)	—	—	—	48,738
Commercial Mortgage-Backed Securities	177,218	(26)	115	187	23,963	(54,780)	5,140	—	—	151,817
Common Stocks	3,681	—	(257)	—	—	(1,472)	—	—	(1,260)	692
Corporate Bonds	215,124	— (b)	1,700	(57)	255,532	(39,042)	—	—	1,260	434,517
Loan Assignments	987	(2)	(128)	11	3,044	(2,814)	—	—	—	1,098
Mortgage-Backed Securities	—	—	—	—	5,349	—	—	—	—	5,349
Preferred Stocks	2,640	—	68	—	—	—	—	—	—	2,708
Rights	1,055	—	(13)	—	—	—	—	—	—	1,042
Total	$1,455,003	$1,278	$(16,157)	$697	$775,865	$(249,144)	$71,066	$(77,990)	$—	$1,960,618

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Common Stocks and Corporate Bonds.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2026, which were valued using significant unobservable inputs (level 3), amounted to $(17,512). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

August 31, 2026	J.P. Morgan Income Funds	333

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
There were no significant transfers into or out of level 3 for the six months ended August 31, 2026.
Floating Rate Income Fund	Balance as of February 28, 2026	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2026
Investments in Securities:
Common Stocks	$273	$—	$(28)	$—	$—	$(222)	$—	$—	$23
Loan Assignments	3,608	(7)	(478)	29	9,635	(8,858)	—	—	3,929
Total	$3,881	$(7)	$(506)	$29	$9,635	$(9,080)	$—	$—	$3,952

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2026, which were valued using significant unobservable inputs (level 3), amounted to $(6,952). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
High Yield Fund	Balance as of February 28, 2026	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2026
Investments in Securities:
Common Stocks	$37,431	$—	$(11,365)	$—	$—	$(12,816)	$—	$—	$(2,843)	$10,407
Corporate Bonds	29,386	—	762	171	2,233	(1,193)	—	—	2,843	34,202
Loan Assignments	66,161	(3,714)	(17,796)	7,244	94,591	(69,342)	—	—	—	77,144
Preferred Stocks	17,184	—	444	—	—	—	—	—	—	17,628
Rights	11,477	190	(330)	—	—	(190)	—	—	—	11,147
Warrants	1	—	(1)	—	—	—	—	—	—	— (b)
Total	$161,640	$(3,524)	$(28,286)	$7,415	$96,824	$(83,541)	$—	$—	$—	$150,528

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Common Stocks and Corporate Bonds.
(b)	Amount rounds to less than one thousand.

334	J.P. Morgan Income Funds	August 31, 2026

The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2026, which were valued using significant unobservable inputs (level 3), amounted to $(34,593). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Income Fund	Balance as of February 28, 2026	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2026
Investments in Securities:
Asset-Backed Securities	$402,531	$(18,136)	$(4,709)	$(87)	$317,794	$(61,436)	$7,807	$(62,703)	$—	$581,061
Collateralized Mortgage Obligations	297,386	—	(7,658)	(509)	468,663	(395,193)	—	(7,420)	(5,026)	350,243
Commercial Mortgage-Backed Securities	93,823	— (b)	(109)	15	13,343	(38,491)	—	—	—	68,581
Common Stocks	16,602	—	(5,189)	—	—	(6,007)	—	—	(755)	4,651
Corporate Bonds	96,040	— (b)	795	(19)	138,731	(21,083)	—	—	906	215,370
Loan Assignments	17,939	(1,068)	(5,668)	2,085	23,626	(15,139)	—	—	—	21,775
Mortgage-Backed Securities	—	—	—	—	—	(4,023)	—	—	5,026	1,003
Preferred Stocks	18	—	— (b)	—	—	—	—	—	—	18
Rights	2,372	—	(28)	—	—	—	—	—	(151)	2,193
Warrants	— (b)	—	— (b)	—	—	—	—	—	—	— (b)
Total	$926,711	$(19,204)	$(22,566)	$1,485	$962,157	$(541,372)	$7,807	$(70,123)	$—	$1,244,895

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations, Common Stocks, Rights and Corporate Bonds, Mortgage-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2026, which were valued using significant unobservable inputs (level 3), amounted to $(18,060). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2026.
Short Duration Bond Fund	Balance as of February 28, 2026	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2026
Investments in Securities:
Asset-Backed Securities	$50,237	$— (a)	$(1,024)	$7	$183,706	$(5,543)	$—	$(30,106)	$197,277
Collateralized Mortgage Obligations	64,955	—	(804)	20	67,175	(3,791)	—	(31,256)	96,299
Commercial Mortgage-Backed Securities	24,651	—	(353)	18	12,087	(24,343)	—	—	12,060
Corporate Bonds	41,312	— (a)	(39)	(34)	51,849	(13,493)	—	—	79,595
Total	$181,155	$— (a)	$(2,220)	$11	$314,817	$(47,170)	$—	$(61,362)	$385,231

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2026, which were valued using significant unobservable inputs (level 3), amounted to $(1,670). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

August 31, 2026	J.P. Morgan Income Funds	335

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
There were no significant transfers into or out of level 3 for the six months ended August 31, 2026.
Short Duration Core Plus Fund	Balance as of February 28, 2026	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2026
Investments in Securities:
Asset-Backed Securities	$29,829	$— (b)	$(706)	$3	$109,920	$(1,428)	$—	$(6,204)	$—	$131,414
Collateralized Mortgage Obligations	33,928	—	(1,916)	(24)	76,909	(19,482)	—	(9,108)	—	80,307
Commercial Mortgage-Backed Securities	17,931	—	(134)	12	129	(5,991)	—	—	—	11,947
Common Stocks	462	—	(68)	—	—	—	—	—	(150)	244
Corporate Bonds	27,714	— (b)	47	(13)	38,730	(6,883)	—	—	150	59,745
Rights	224	—	(2)	—	—	—	—	—	—	222
Total	$110,088	$— (b)	$(2,779)	$(22)	$225,688	$(33,784)	$—	$(15,312)	$—	$283,879

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Common Stocks and Corporate Bonds.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2026, which were valued using significant unobservable inputs (level 3), amounted to $(2,679). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2026.
The significant unobservable inputs used in the fair value measurement of the Funds' investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Core Bond Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$498,078	Discounted Cash Flow	Constant Default Rate	2.50% - 39.47% (0.15%)
			Yield (Discount Rate of Cash Flows)	6.14% - 19.39% (7.16%)
			Constant Prepayment Rate	0.00% - 5.00% (5.00%)

Asset-Backed Securities	498,078
	32,777	Discounted Cash Flow	Constant Prepayment Rate	35.00% - 100.00% (82.87%)
			Yield (Discount Rate of Cash Flows)	5.08% - 8.40% (7.30%)

Collateralized Mortgage Obligations	32,777
	111,866	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.35% - 7.47% (6.32%)

Commercial Mortgage-Backed Securities	111,866
	849,158	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.47% - 13.34% (9.15%)

336	J.P. Morgan Income Funds	August 31, 2026

	Fair Value at August 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Corporate Bonds	849,158
Total	$1,491,879

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2026, the value of these investments was $2,250,743. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
Core Plus
Bond Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$100,573	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.17% - 7.80% (7.25%)

Commercial Mortgage-Backed Securities	100,573
	286,304	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.85% - 22.39% (8.43%)

Asset-Backed Securities	286,304
	258,520	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.99% - 13.49% (11.86%)

Corporate Bonds	258,520
	1,359	Market Comparable Companies	EBITDA Multiple (b)	12.08x (12.08x)
			Liquidity Discount	60.00% (60.00%)

Corporate Bonds	1,359
	628	Terms of Restructuring	Expected Recovery	0.00% - 100.00% (75.22%)

Loan Assignments	628
	8	Terms of Restructuring	Expected Recovery	$0.00 ($0.00) (c)

Common Stocks	8
Total	$647,392

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2026, the value of these investments was $1,313,226. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Amount rounds to less than $0.01.

August 31, 2026	J.P. Morgan Income Funds	337

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
Floating Rate
Income Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$3,929	Terms of Restructuring	Expected Recovery	1.00% - 100.00% (71.51%)

Loan Assignments	3,929
	23	Terms of Restructuring	Expected Recovery	$0.00 - $(0.00) (b)

Common Stocks	23
Total	$3,952

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2026, the value of these investments was less than $1,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than $0.01.
High Yield
Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$72,550	Terms of Restructuring	Expected Recovery	0.00% - 100.00% (75.72%)

Loan Assignments	72,550
	34,198	Market Comparable Companies	EBITDA Multiple (b)	12.08x (12.08x)
			Discount for Potential Outcome	60.00% (60.00%)

Corporate Bonds	34,198
	312	Market Comparable Companies	EBITDA Multiple (b)	12.08x (12.08x)
				60.00% (60.00%)
	110	Terms of Restructuring	Expected Recovery	$0.00 - ($0.00) (c)

Common Stocks	422
Total	$107,170

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2026, the value of these investments was $43,358. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Amount rounds to less than $0.01.

338	J.P. Morgan Income Funds	August 31, 2026

Income Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$119,737	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.85% - 9.50% (7.30%)

Asset-Backed Securities	119,737
	24,129	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.14% - 7.72% (6.80%)

Commercial Mortgage-Backed Securities	24,129
	1,003	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.85% - 9.50% (7.30%)

Collateralized Mortgage Obligations	1,003
	106,791	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.47% - 13.34% (12.46%)
	2,058	Market Comparable Companies	EBITDA Multiple (b)	12.08x (12.08x)
			Discount for Potential Outcome	60.00% (60.00%)
	- (c)	Terms of Restructuring	Expected Recovery	$0.00 ($0.00) (d)

Corporate Bonds	108,849
	93	Market Comparable Companies	EBITDA Multiple (b)	12.08x (12.08x)
	9	Terms of Restructuring	Expected Recovery	$0.01 ($0.01)

Common Stocks	102
	19,763	Terms of Restructuring	Expected Recovery	0.00% - 95.00% (78.20%)

Loan Assignments	19,763
Total	$273,583

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2026, the value of these investments was $971,312. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Amount rounds to less than $1,000.
(d)	Amount rounds to less than $0.01.
Short
Duration
Bond Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$35,258	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	13.34% (13.34%)

Corporate Bonds	35,258

August 31, 2026	J.P. Morgan Income Funds	339

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at August 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	50,395	Discounted Cash Flow	Constant Prepayment Rate	9.45% - 100.00% (86.39%)
			Yield (Discount Rate of Cash Flows)	5.22% - 5.93% (5.72%)

Collateralized Mortgage Obligations	50,395
	10,490	Discounted Cash Flow	Constant Prepayment Rate	25.00% (25.00%)
			Yield (Discount Rate of Cash Flows)	6.01% (6.01%)
Asset-Backed Securities	10,490
Total	$96,143

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2026, the value of these investments was $289,088. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
Short
Duration
Core Plus Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$18,384	Discounted Cash Flow	Constant Prepayment Rate	25.00% (25.00%)
			Yield (Discount Rate of Cash Flows)	6.01% (6.01%)
Asset-Backed Securities	18,384
	21,315	Discounted Cash Flow	Constant Prepayment Rate	35.75% - 100.00% (84.07%)
			Yield (Discount Rate of Cash Flows)	5.36% - 5.79% (5.66%)
Collateralized Mortgage Obligations	21,315
	10,642	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.73% - 7.47% (6.17%)

Commercial Mortgage-Backed Securities	10,642
	26,553	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.47% - 13.34% (11.69%)
	341	Market Comparable Companies	EBITDA Multiple (b)	12.08x (12.08x)
			Liquidity Discount	60.00% (60.00%)

Corporate Bonds	26,894
Total	$77,235

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2026, the value of these investments was $206,644. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

340	J.P. Morgan Income Funds	August 31, 2026

B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2026, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Loan Assignments— Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund and Short Duration Core Plus Fund invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The above Funds invested in loan assignments of all or a portion of the loans. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan. In addition, it is unclear whether loans, loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loans are secured by collateral, a Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.
Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid when purchased, may become illiquid and difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, the Fund may not receive the proceeds from a sale of such investments for a period after the sale.
Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.
At August 31, 2026, Floating Rate Income Fund had investments in loan assignments that amounted to more than 5% of the Fund’s net assets, by agent bank as follows:
Agent Bank	Percentage
Bank of America NA	14.2%
Goldman Sachs International	11.1
Royal Bank of Canada	9.8
Barclays Bank plc	8.7
JPMorgan Chase Bank, N.A.	8.1
UBS AG	6.2
D. Unfunded Commitments— Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund and Income Fund entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Funds to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Funds may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of Interest income from non-affiliates on the Statements of Operations.
At August 31, 2026, Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund and Income Fund had the following loan commitments outstanding in which all or a portion of the commitments were unfunded, and which could be extended at the options of the borrower:
				Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
Core Plus Bond Fund
BCPE Lightning Buyer, Inc., 1st Lien Delayed Draw Term Loan	07/25/2033	3.000%	0.000%	$101	$101	$—	$—	$101	$101

August 31, 2026	J.P. Morgan Income Funds	341

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
				Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
Floating Rate Income Fund
BCPE Lightning Buyer, Inc., 1st Lien Delayed Draw Term Loan	07/25/2033	3.000%	0.000%	$93	$93	$—	$—	$93	$93
Raven Acquisition Holdings LLC, 1st Lien Delayed Draw Term Loan	11/19/2031	3.000	0.000	87	87	—	—	87	87
Watlow Electric Manufacturing Co., 1st Lien Delayed Draw Term Loan	06/17/2033	2.750	0.000	75	75	—	—	75	75
High Yield Fund
BCPE Lightning Buyer, Inc., 1st Lien Delayed Draw Term Loan	07/25/2033	3.000	0.000	355	355	—	—	355	355
Raven Acquisition Holdings LLC, 1st Lien Delayed Draw Term Loan	11/19/2031	3.000	0.000	366	366	—	—	366	366
Income Fund
BCPE Lightning Buyer, Inc., 1st Lien Delayed Draw Term Loan	07/25/2033	3.000	0.000	178	179	—	—	178	179
Raven Acquisition Holdings LLC, 1st Lien Delayed Draw Term Loan	11/19/2031	3.000	0.000	219	218	—	—	219	218
E. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, Income Fund and Short Duration Core Plus Bond Fund purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Funds may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a Fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. ("JPMCB").
Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, Income Fund and Short Duration Core Plus Bond Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2026, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2026 are detailed on the SOIs, if any.

342	J.P. Morgan Income Funds	August 31, 2026

The Funds' delayed delivery securities collateral requirements and collateral posted or received by counterparty as of August 31, 2026 are as follows:
Fund		Counterparty	Collateral amount
Core Bond Fund	Collateral Posted	Morgan Stanley	$260
	Collateral Posted	Wells Fargo Securities LLC	1,155
Core Plus Bond Fund	Collateral Posted	Wells Fargo Securities LLC	2,100
Income Fund	Collateral Received	Barclays Bank plc	(330)
	Collateral Received	BMO Capital Markets Corp.	(520)
	Collateral Posted	Citigroup Global Markets, Inc.	1,160
	Collateral Received	Goldman Sachs & Co. LLC	(3,045)
	Collateral Received	Morgan Stanley	(550)
	Collateral Received	Wells Fargo Securities LLC	(371)
F. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value (but generally 102% or 105%, as explained below) plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
The Funds did not lend out any securities during the six months ended August 31, 2026.

August 31, 2026	J.P. Morgan Income Funds	343

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
G. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Core Bond Fund
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b)	$—	$2,622,732	$2,217,900	$(59)	$23	$404,796	404,756	$5,865	$—
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.68% (a) (b)	1,070,292	3,050,598	4,120,638	(33)	(219)	—	—	8,276	—
Total	$1,070,292	$5,673,330	$6,338,538	$(92)	$(196)	$404,796		$14,141	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.

Core Plus Bond Fund
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b)	$—	$2,963,048	$1,382,086	$(70)	$36	$1,580,928	1,580,770	$12,602	$—
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.68% (a) (b)	1,550,277	1,486,317	3,036,248	(48)	(298)	—	—	12,915	—
Total	$1,550,277	$4,449,365	$4,418,334	$(118)	$(262)	$1,580,928		$25,517	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.

Floating Rate Income Fund
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.54% (a) (b)	$3,999	$36,457	$30,455	$—	$—	$10,001	10,001	$167	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.

344	J.P. Morgan Income Funds	August 31, 2026

Government Bond Fund
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (a) (b)	$—	$197,565	$134,054	$—	$—	$63,511	63,511	$357	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.54% (a) (b)	102,552	100,641	203,193	—	—	—	—	519	—
Total	$102,552	$298,206	$337,247	$—	$—	$63,511		$876	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.

High Yield Fund
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.54% (a) (b)	$415,033	$964,376	$978,516	$—	$—	$400,893	400,893	$3,753	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.

Income Fund
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b)	$—	$1,236,104	$1,190,745	$(2)	$3	$45,360	45,355	$1,116	$—
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.68% (a) (b)	248,086	1,990,316	2,176,405	(14)	1	61,984	61,978	2,782	—
Total	$248,086	$3,226,420	$3,367,150	$(16)	$4	$107,344		$3,898	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.

August 31, 2026	J.P. Morgan Income Funds	345

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
Short Duration Bond Fund
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (a) (b)	$—	$2,269,849	$1,164,451	$—	$—	$1,105,398	1,105,398	$5,317	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.54% (a) (b)	333,144	1,726,540	2,059,684	—	—	—	—	5,263	—
Total	$333,144	$3,996,389	$3,224,135	$—	$—	$1,105,398		$10,580	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.

Short Duration Core Plus Fund
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b)	$66,751	$1,307,475	$1,267,190	$(14)	$(2)	$107,020	107,010	$1,792	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.
H. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
I. Derivatives—The Funds used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with their investment strategy. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds' risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.
The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds' ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent

346	J.P. Morgan Income Funds	August 31, 2026

other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds' net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.
Notes I(1) — I(4) below describe the various derivatives used by the Funds.
(1) Options— Government Bond Fund purchased and/or sold (“wrote”) put and call options on various instruments including currencies, futures, securities and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.
Options Purchased — Premiums paid by the Fund for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Fund will lose the entire premium it paid and records a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Fund for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation of options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund are added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
(2) Futures Contracts— Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, Income Fund, Short Duration Bond Fund and Short Duration Core Plus Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price, foreign exchange and interest rate risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

August 31, 2026	J.P. Morgan Income Funds	347

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(3) Forward Foreign Currency Exchange Contracts— Core Plus Bond Fund and Income Fund are exposed to foreign currency risks associated with some or all of their portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Funds' forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(4) Swaps— High Yield Fund, Income Fund and Short Duration Core Plus Fund engaged in various swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Funds are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and are amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, a Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Portfolio Investments, while cash deposited, which is considered restricted, is reported as Deposits at broker for centrally cleared swaps on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Funds’ OTC swap contracts are subject to master netting arrangements.
Credit Default Swaps
High Yield Fund, Income Fund and Short Duration Core Plus Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and

348	J.P. Morgan Income Funds	August 31, 2026

Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
(5) Summary of Derivatives Information—The following tables present the value of derivatives held as of August 31, 2026, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund	Income Fund
Foreign Exchange Rate Risk Exposure:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$—	$90	$—	$3,933
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	—	—	(4,194)
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	21,864	141	587	12,163
Swaps at Value (Assets) **	—	—	—	4,698
Unrealized Depreciation on Futures Contracts *	(20,258)	(10,792)	(761)	(20,142)
Credit Risk Exposure:
Swaps at Value (Liabilities) **	—	—	—	(127,834)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	1,606	(10,651)	(174)	(7,979)
Swaps at Value **	—	—	—	(123,136)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	—	90	—	(261)

	Short Duration Bond Fund	Short Duration Core Plus Fund
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$5,080	$1,601
Unrealized Depreciation on Futures Contracts *	(9,544)	(4,454)
Credit Risk Exposure:
Swaps at Value (Liabilities) **	—	(4,726)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	(4,464)	(2,853)
Swaps at Value **	—	(4,726)

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**	Includes the fair value of centrally cleared swap contracts as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

August 31, 2026	J.P. Morgan Income Funds	349

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2026, by primary underlying risk exposure:
	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund	High Yield Fund	Income Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$—	$82	$—	$—	$4,888
Interest Rate Risk Exposure:
Futures Contracts	(172,791)	(203,451)	(2,075)	—	(56,851)
Swap Contracts	—	—	—	—	11,383
Purchased Options	—	—	(482)	—	—
Written Options	—	—	289	—	—
Credit Risk Exposure:
Swap Contracts	(4)	—	—	1,531	12,623
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$—	$103	$—	$—	$(3,796)
Interest Rate Risk Exposure:
Futures Contracts	(10,032)	(32,160)	(253)	—	(16,265)
Swap Contracts	—	—	—	—	4,694
Purchased Options	—	—	(338)	—	—
Written Options	—	—	193	—	—
Credit Risk Exposure:
Swap Contracts	—	—	—	(1,710)	(48,332)

	Short Duration Bond Fund	Short Duration Core Plus Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Interest Rate Risk Exposure:
Futures Contracts	$(20,468)	$(16,963)
Credit Risk Exposure:
Swap Contracts	—	239
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Interest Rate Risk Exposure:
Futures Contracts	$(4,103)	$(3,332)
Credit Risk Exposure:
Swap Contracts	—	(1,890)

350	J.P. Morgan Income Funds	August 31, 2026

Derivatives Volume
The table below discloses the volume of the Funds' options, futures contracts, forward foreign currency exchange contracts and swaps activity during the six months ended August 31, 2026. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity (amounts in thousands, except number of contracts):
	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund	High Yield Fund	Income Fund
Futures Contracts:
Average Notional Balance Long	$8,311,502	$5,071,422	$240,480	$—	$4,357,930
Average Notional Balance Short	(2,430,523)	(424)	(101,798)	—	(2,518,024)
Ending Notional Balance Long	8,132,387	3,933,858	197,890	—	3,606,751
Ending Notional Balance Short	(3,759,750)	—	(122,954)	—	(3,266,988)
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	—	(383)	—	—	(1,032,628)
Average Settlement Value Sold	—	11,835	—	—	315,733
Ending Settlement Value Purchased	—	—	—	—	(840,780)
Ending Settlement Value Sold	—	12,698	—	—	224,734
Interest Rate-Related Swaps:
Average Notional Balance - Pays Fixed Rate	—	—	—	—	620,814
Ending Notional Balance - Pays Fixed Rate	—	—	—	—	768,800
Exchange-Traded Options:
Average Number of Contracts Purchased	—	—	1,764	—	—
Average Number of Contracts Written	—	—	(1,764)	—	—
Credit Default Swaps:
Average Notional Balance - Buy Protection	286	—	—	—	1,223,991
Average Notional Balance - Sell Protection	—	—	—	5,000	181,517
Ending Notional Balance - Buy Protection	—	—	—	—	1,235,334
Ending Notional Balance - Sell Protection	—	—	—	—	181,517

	Short Duration Bond Fund	Short Duration Core Plus Fund
Futures Contracts:
Average Notional Balance Long	$3,665,025	$1,260,307
Average Notional Balance Short	(929,230)	(260,483)
Ending Notional Balance Long	3,578,121	1,486,719
Ending Notional Balance Short	(1,067,741)	(258,311)
Credit Default Swaps:
Average Notional Balance - Buy Protection	—	55,044
Ending Notional Balance - Buy Protection	—	54,465
The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.F), otherwise the cash collateral is included on the Statements of Assets and Liabilities as Restricted cash for OTC derivatives. Collateral received by the Funds is held in a separate segregated account maintained by JPMCB, an affiliate of the Funds. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.

August 31, 2026	J.P. Morgan Income Funds	351

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
Income Fund's derivative contracts collateral requirements and collateral posted or received by counterparty as of August 31, 2026 are as follows:
Fund		Fund Counterparty	Value of contracts	Collateral amount
Income Fund	Collateral Posted	BNP Paribas	$(82)	$430
	Collateral Posted	Citibank, NA	(2,418)	2,070
	Collateral Posted	Citigroup Global Markets, Inc.	(6,576)	6,760
	Collateral Posted	Goldman Sachs International	(957)	1,130
	Collateral Posted	Morgan Stanley	(25,245)	22,410
The Funds' derivatives contracts held at August 31, 2026 are not accounted for as hedging instruments under GAAP.
J. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.
Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Funds. These amounts are included in Interest income from non-affiliates on the Statements of Operations.
Core Bond Fund and Government Bond Fund invest in treasury inflation protected securities ("TIPS"). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
K. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended August 31, 2026, are as follows:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Core Bond Fund
Transfer agency fees	$50	$3	$77	$2	$1	n/a	$1	$187	$321
Core Plus Bond Fund
Transfer agency fees	29	2	26	2	1	$— (a)	n/a	111	171
Floating Rate Income Fund
Transfer agency fees	2	1	1	n/a	n/a	n/a	n/a	— (a)	4
Government Bond Fund
Transfer agency fees	16	1	5	2	1	— (a)	n/a	14	39
High Yield Fund
Transfer agency fees	17	1	2	— (a)	n/a	n/a	1	26	47
Income Fund
Transfer agency fees	11	7	46	n/a	n/a	n/a	n/a	15	79
Short Duration Bond Fund
Transfer agency fees	12	1	8	n/a	n/a	n/a	n/a	45	66

352	J.P. Morgan Income Funds	August 31, 2026

	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Short Duration Core Plus Fund
Transfer agency fees	$7	$1	$7	n/a	n/a	n/a	n/a	$14	$29

(a)	Amount rounds to less than one thousand.
L. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2026, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
M. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
N. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly, except for Income Fund, for which distributions are generally declared daily and paid at least monthly. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
O. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Fund	0.28%
Core Plus Bond Fund	0.30
Floating Rate Income Fund	0.55
Government Bond Fund	0.28
High Yield Fund	0.50
Income Fund	0.30
Short Duration Bond Fund	0.22
Short Duration Core Plus Fund	0.25
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

August 31, 2026	J.P. Morgan Income Funds	353

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended August 31, 2026, the effective annualized rate for Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, Government Bond Fund, High Yield Fund, Income Fund, Short Duration Bond Fund and Short Duration Core Plus Fund was 0.03%, 0.05%, 0.075%, 0.075%, 0.075%, 0.07%, 0.07% and 0.075%, respectively, of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C	Class R2	Class R3
0.25%	0.75%	0.50%	0.25%
The Distributor waived distribution fees as outlined in Note 3.F.
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares (except for Class C Shares of Short Duration Bond Fund purchased prior to September 3, 2013) and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2026, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Core Bond Fund	$46	$— (a)
Core Plus Bond Fund	49	— (a)
Floating Rate Income Fund	— (a)	— (a)
Government Bond Fund	5	—
High Yield Fund	24	— (a)
Income Fund	18	— (a)
Short Duration Bond Fund	20	— (a)
Short Duration Core Plus Fund	7	—

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5
Core Bond Fund	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.10%
Core Plus Bond Fund	0.25	0.25	0.25	0.25	0.25	0.25	0.10
Floating Rate Income Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a
Government Bond Fund	0.25	0.25	0.25	0.25	0.25	0.25	n/a
High Yield Fund	0.25	0.25	0.25	0.25	0.25	0.25	0.10
Income Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a
Short Duration Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a
Short Duration Core Plus Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a

354	J.P. Morgan Income Funds	August 31, 2026

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Core Bond Fund	0.70%	1.20%	0.45%	1.05%	0.80%	0.55%	0.40%	0.30%
Core Plus Bond Fund	0.75	n/a	0.46	n/a	n/a	n/a	n/a	n/a
Floating Rate Income Fund	1.00	1.50	0.75	n/a	n/a	n/a	n/a	0.65
Government Bond Fund	0.70	1.20	0.45	1.05	0.80	0.55	n/a	0.30
High Yield Fund	0.85	1.35	0.60	1.20	0.95	0.70	0.55	0.45
Income Fund	0.65	1.20	0.40	n/a	n/a	n/a	n/a	0.40
Short Duration Bond Fund	0.59	1.09	0.34	n/a	n/a	n/a	n/a	0.28
Short Duration Core Plus Fund	0.64	1.14	0.39	n/a	n/a	n/a	n/a	0.33

The expense limitation agreements were in effect for the six months ended August 31, 2026 and the contractual limitation percentages are in place until at least June 30, 2027.
For the six months ended August 31, 2026, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Core Bond Fund	$3,613	$2,408	$12,707	$18,728	$41
Core Plus Bond Fund	— (a)	—	6,860	6,860	—
Floating Rate Income Fund	119	61	115	295	—
Government Bond Fund	494	330	500	1,324	—
High Yield Fund	2,801	1,866	736	5,403	—
Income Fund	—	—	12,845	12,845	—
Short Duration Bond Fund	787	527	2,755	4,069	—
Short Duration Core Plus Fund	139	93	2,478	2,710	—

(a)	Amount rounds to less than one thousand.
Additionally, the Funds may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the Affiliated Money Market Fund on the applicable Fund’s investment in such Affiliated Money Market Fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

August 31, 2026	J.P. Morgan Income Funds	355

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The amounts of these waivers resulting from investments in these Affiliated Money Market Funds for the six months ended August 31, 2026 were as follows:

Core Bond Fund	$769
Core Plus Bond Fund	1,183
Floating Rate Income Fund	9
Government Bond Fund	43
High Yield Fund	225
Income Fund	222
Short Duration Bond Fund	435
Short Duration Core Plus Fund	47
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Boards' independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended August 31, 2026, Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Income Fund, Short Duration Bond Fund and Short Duration Core Plus Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended August 31, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Fund	$6,799,455	$6,472,840	$1,623,891	$1,219,856
Core Plus Bond Fund	5,453,345	5,184,755	275,564	32,708
Floating Rate Income Fund	13,108	26,361	—	—
Government Bond Fund	370,387	431,700	206,992	78,740
High Yield Fund	906,208	1,157,281	145,228	—
Income Fund	20,610,622	18,942,302	—	—
Short Duration Bond Fund	3,039,614	1,827,457	2,639,223	2,207,186
Short Duration Core Plus Fund	1,605,036	1,058,501	26,218	634,231

356	J.P. Morgan Income Funds	August 31, 2026

5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2026 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$55,343,541	$156,746	$3,250,106	$(3,093,360)
Core Plus Bond Fund	26,685,241	148,258	1,041,082	(892,824)
Floating Rate Income Fund	176,422	632	12,692	(12,060)
Government Bond Fund	2,042,692	3,267	130,153	(126,886)
High Yield Fund	6,725,983	108,205	207,363	(99,158)
Income Fund	17,226,922	214,599	609,796	(395,197)
Short Duration Bond Fund	13,918,081	29,501	112,073	(82,572)
Short Duration Core Plus Fund	6,735,595	18,089	94,386	(76,297)
At February 28, 2026, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Core Bond Fund	$215,019	$880,382
Core Plus Bond Fund	354,927	1,090,811
Floating Rate Income Fund	48,756	310,700
Government Bond Fund	3,532	66,278
High Yield Fund	—	682,678
Income Fund	221,628	842,532
Short Duration Bond Fund	127,305	143,869
Short Duration Core Plus Fund	177,752	309,246
Specified ordinary losses and net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2026, the Funds deferred to March 1, 2026 the following specified ordinary losses and net capital losses (gains):
	Net Capital Losses (Gains)		Specified Ordinary Losses
	Short-Term	Long-Term
Core Bond Fund	$(17,426)	$43,481	$—
Core Plus Bond Fund	(22,615)	31,197	—
Floating Rate Income Fund	463	17,217	—
Government Bond Fund	(549)	12,176	—
High Yield Fund	(6,240)	86,975	33,420
Income Fund	(7,784)	19,276	—
Short Duration Bond Fund	(1,655)	2,012	—
Short Duration Core Plus Fund	(692)	1,919	—
During the year ended February 28, 2026, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Core Bond Fund	$36,986	$—
High Yield Fund	677	589
Short Duration Bond Fund	5,523	—
Short Duration Core Plus Fund	5,703	—

August 31, 2026	J.P. Morgan Income Funds	357

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2026.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2026.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 4, 2026, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended August 31, 2026.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of August 31, 2026, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Core Bond Fund	—	— %	3	37.2%
Core Plus Bond Fund	—	—	2	27.7
Floating Rate Income Fund	1	56.0	2	28.5
Government Bond Fund	—	—	3	47.7
High Yield Fund	—	—	1	16.8
Income Fund	1	32.1	2	35.5
Short Duration Bond Fund	1	51.3	1	11.0
Short Duration Core Plus Fund	1	57.6	—	—

358	J.P. Morgan Income Funds	August 31, 2026

As of August 31, 2026, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
High Yield Fund	12.3%	13.4%
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to accurately predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund and Short Duration Core Plus Fund invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Fund to value accurately.
The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, supply chain disruptions, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

August 31, 2026	J.P. Morgan Income Funds	359

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. August 2026.
SAN-INC2-826

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreements’ annual renewal. The Board held meetings on June 23-24, 2026 and August 11-13, 2026, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings and recommendations. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 13, 2026.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). Further, at each of the investment committees’ regular meetings throughout the year, the Trustees reviewed information regarding select J.P. Morgan Funds’ investment teams, processes and performance. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees reviewing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
The Adviser’s risk management processes, systems and

oversight;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information for each Fund. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less the Adviser’s quantification of the expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make industry-wide comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered information regarding the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. In addition to the service arrangements with JPMCB and other affiliates described above, the Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale and/or share in any benefits or economies of scale realized by the Adviser. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, cybersecurity measures, and investments into artificial intelligence), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, High Yield Fund, and Short Duration Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds advised or sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the Core Bond Fund’s performance for Class A and Class I shares was in the second, third and first quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees noted that the performance for Class R6 shares was in the second, second and first quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Core Plus Bond Fund’s performance for Class A and Class R6 shares was in the first, third and second quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees noted that the performance for Class I shares was in the first, second and second quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Floating Rate Income Fund’s performance for Class A, Class I and Class R6 shares was in the fifth quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Fixed Income Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Government Bond Fund’s performance for Class A shares was in the fourth, second and second quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees noted that the performance for Class I and Class R6 shares was in the third, second and second quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the High Yield Fund’s performance for Class A and Class I shares was in the second quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees noted that the performance for Class R6 shares was in the second, first and second quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Income Fund’s performance for Class A shares was in the fourth, third and second quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees noted that the performance for Class I and Class R6 shares was in the fourth, third and third quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Short Duration Bond Fund’s performance for Class A and Class I shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees noted that performance for Class R6 shares was in the fifth, fourth and fourth quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Short Duration Core Plus Fund’s performance for Class A, Class I and Class R6 shares was in the first, second and third quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser. In doing so, the Trustees compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Peer Group (the “Peer Group”), a subset of funds within the Universe. In instances where there was not a sufficient number of peers in the Peer Group to calculate quintile rankings, the Trustees considered quintile rankings based on the Universe. The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the Core Bond Fund’s net advisory fee for Class A shares was in the third quintile of the Peer Group, and that the actual total expenses for Class A shares were in the fourth quintile of the Peer Group. The Trustees noted that the net advisory fee for Class I shares was in the third quintile of the Peer Group, and that the actual total expenses for Class I shares were in the fifth quintile of the Peer Group. The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile of the Peer Group, and that the actual total expenses for Class R6 shares were in the first quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Core Plus Bond Fund’s net advisory fee for Class A shares was in the fourth quintile of the Peer Group, and that the actual total expenses for Class A shares were in the second quintile of the Peer Group. The Trustees noted that the net advisory fee and actual total expenses for both Class I and Class R6 shares were in the third quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Floating Rate Income Fund’s net advisory fee and actual total expenses for both Class A and Class R6 shares were in the second quintile of the Peer Group. The Trustees noted that the net advisory fee for Class I shares was in the second quintile of the Peer Group, and that the actual total expenses for Class I shares were in the third quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Government Bond Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile of the Peer Group. The Trustees noted that the net advisory fee for Class I shares was in the second quintile of the Peer Group, and that the actual total expenses for Class I shares were in the third quintile of the Peer Group. The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile of the Universe, and that the actual total expenses for Class R6 shares were in the first quintile of the
Universe. Broadridge did not calculate quintile rankings of the Peer Group for Class R6 due to the limited number of funds in the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the High Yield Fund’s net advisory fee for Class A shares was in the first quintile of the Peer Group, and that the actual total expenses for Class A shares were in the third quintile of the Peer Group. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of the Peer Group, and that the actual total expenses for Class I shares were in the second quintile of the Peer Group. The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile of the Peer Group, and that the actual total expenses for Class R6 shares were in the first quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Income Fund’s net advisory fee and actual total expenses for Class A, Class I and Class R6 shares were in the first quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Short Duration Bond Fund’s net advisory fee for Class A shares was in the second quintile of the Peer Group, and that the actual total expenses for Class A shares were in the first quintile of the Peer Group. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of the Peer Group, and that the actual total expenses for Class I shares were in the second quintile of the Peer Group. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the first quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Short Duration Core Plus Fund’s net advisory fee and actual total expenses for both Class A and Class R6 shares were in the second quintile of the Peer Group. The Trustees noted that the net advisory fee for Class I shares was in the second quintile of the Peer Group, and that the actual total expenses for Class I shares were in the first quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

Semi-Annual Financial Statements
J.P. Morgan Income Funds
August 31, 2026 (Unaudited)
JPMorgan Managed Income Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectuses for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 65.8%
Aerospace & Defense — 1.5%
BAE Systems plc (United Kingdom) 5.00%, 3/26/2027 (a)	3,377	3,388
Howmet Aerospace, Inc. 3.75%, 3/3/2028	4,831	4,767
L3Harris Technologies, Inc.
3.85%, 12/15/2026	3,074	3,070
5.40%, 1/15/2027	22,383	22,463
Northrop Grumman Corp. 3.25%, 1/15/2028	5,331	5,235
RTX Corp.
3.50%, 3/15/2027	32,765	32,639
3.13%, 5/4/2027	5,259	5,214
		76,776
Automobiles — 2.0%
BMW US Capital LLC (Germany)
4.15%, 8/11/2027 (a)	11,294	11,269
(SOFR + 0.71%), 4.36%, 8/11/2027 (a) (b)	7,000	7,015
General Motors Co. 4.20%, 10/1/2027	300	298
Hyundai Capital America
3.00%, 2/10/2027 (a) (c)	603	599
5.30%, 3/19/2027 (a)	180	181
4.85%, 3/25/2027 (a)	20,602	20,658
4.88%, 6/23/2027 (a)	2,866	2,877
(SOFR + 1.04%), 4.72%, 6/24/2027 (a) (b)	2,610	2,620
5.28%, 6/24/2027 (a)	940	947
4.30%, 9/24/2027 (a)	10,521	10,477
4.50%, 6/16/2028 (a)	14,540	14,458
Mercedes-Benz Finance North America LLC (Germany)
3.45%, 1/6/2027 (a) (c)	4,759	4,744
4.75%, 8/1/2027 (a)	1,215	1,219
4.13%, 3/10/2028 (a)	17,422	17,249
Volkswagen Group of America Finance LLC (Germany)
4.95%, 3/25/2027 (a)	2,675	2,681
4.35%, 6/8/2027 (a)	2,475	2,468
4.45%, 9/11/2027 (a)	4,527	4,523
		104,283
Banks — 23.7%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (b)	46,723	46,754
(SOFRINDX + 0.75%), 4.41%, 7/7/2028 (a) (b)	2,627	2,639
ANZ New Zealand Int'l Ltd. (New Zealand)
4.00%, 1/22/2029 (a)	3,507	3,448
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFR + 0.61%), 4.27%, 1/22/2029 (a) (b)	5,078	5,080
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	30,534	30,504
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.55%, 3/14/2028 (b)	12,800	12,859
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.18%, 3/24/2028 (b)	14,080	14,039
Bank of America Corp.
(SOFR + 1.05%), 2.55%, 2/4/2028 (b)	1,149	1,140
(SOFR + 1.58%), 4.38%, 4/27/2028 (b)	12,860	12,842
(SOFR + 0.87%), 4.48%, 4/23/2030 (b)	11,090	10,960
Bank of Montreal (Canada)
Series f2f, (SOFR + 0.88%), 4.57%, 9/10/2027 (b)	24,408	24,407
Series J, (SOFR + 0.53%), 4.10%, 12/15/2027 (b)	33,171	33,131
(SOFR + 0.62%), 4.28%, 1/13/2028 (b)	16,786	16,807
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.76%), 4.04%, 9/15/2028 (b)	23,354	23,207
Series I, (SOFR + 0.76%), 4.43%, 9/15/2028 (b)	19,842	19,879
(SOFR + 0.73%), 4.25%, 2/2/2030 (b)	9,977	9,821
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (b)	39,777	39,804
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (b)	10,202	10,150
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 5.50%, 8/9/2028 (b)	11,454	11,534
BNP Paribas SA (France) 3.50%, 11/16/2027 (a)	3,516	3,468
BPCE SA (France)
5.20%, 1/18/2027 (a)	4,670	4,685
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (b) (c)	10,878	11,240
CaixaBank SA (Spain) (SOFR + 2.08%), 6.68%, 9/13/2027 (a) (b)	15,076	15,086
Canadian Imperial Bank of Commerce (Canada)
5.24%, 6/28/2027	15,175	15,290
(SOFR + 0.93%), 4.51%, 9/11/2027 (b)	23,328	23,327
(SOFR + 0.72%), 4.86%, 1/13/2028 (b)	33,913	33,968
(SOFRINDX + 0.60%), 4.24%, 9/8/2028 (b)	7,878	7,846
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	1

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Citibank NA
(SOFR + 0.71%), 4.88%, 11/19/2027 (b)	26,235	26,264
(SOFR + 0.50%), 4.18%, 6/18/2028 (b)	8,354	8,354
Citigroup, Inc.
(SOFR + 1.28%), 3.07%, 2/24/2028 (b)	4,813	4,779
(SOFR + 1.14%), 4.64%, 5/7/2028 (b)	33,234	33,234
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (a) (b)	19,396	19,251
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (b)	5,000	4,972
Credit Agricole SA (France)
4.13%, 1/10/2027 (a) (c)	13,251	13,242
2.02%, 1/11/2027 (a) (c)	1,500	1,488
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.43%, 3/1/2028 (a) (b)	2,566	2,576
Federation des Caisses Desjardins du Quebec (Canada)
4.55%, 8/23/2027 (a)	16,746	16,775
4.51%, 5/26/2028 (a)	12,364	12,307
Fifth Third Bancorp (SOFR + 0.69%), 1.71%, 11/1/2027 (b)	25,632	25,507
HSBC Holdings plc (United Kingdom)
(SOFR + 1.10%), 2.25%, 11/22/2027 (b)	7,400	7,359
(SOFR + 1.06%), 5.60%, 5/17/2028 (b) (c)	5,525	5,560
(SOFR + 2.11%), 4.76%, 6/9/2028 (b)	8,406	8,408
(SOFR + 0.99%), 4.40%, 3/10/2030 (b)	7,547	7,429
(SOFR + 0.94%), 4.71%, 5/12/2030 (b)	7,142	7,071
HSBC USA, Inc.
(SOFR + 0.96%), 4.64%, 3/4/2027 (b)	5,813	5,830
5.29%, 3/4/2027	2,201	2,212
Huntington Bancshares, Inc. (SOFR + 1.97%), 4.44%, 8/4/2028 (b)	2,837	2,828
Huntington National Bank (The)
(SOFR + 0.72%), 4.87%, 4/12/2028 (b)	22,442	22,462
(SOFRINDX + 1.65%), 4.55%, 5/17/2028 (b)	773	772
ING Groep NV (Netherlands) 3.95%, 3/29/2027	9,170	9,154
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (b)	8,536	8,563
(3-MONTH SOFR + 1.21%), 3.57%, 11/7/2028 (b)	10,500	10,367
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
M&T Bank Corp. (SOFRINDX + 1.78%), 4.55%, 8/16/2028 (b)	11,906	11,883
Manufacturers & Traders Trust Co. (SOFR + 0.95%), 4.76%, 7/6/2028 (b)	28,193	28,192
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (b)	8,652	8,579
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.02%, 7/20/2028 (b)	9,984	10,009
Mizuho Financial Group, Inc. (Japan)
2.84%, 9/13/2026	3,375	3,373
3.66%, 2/28/2027	5,729	5,709
Morgan Stanley Bank NA
(SOFR + 0.68%), 4.45%, 10/15/2027 (b)	6,587	6,588
(SOFR + 1.08%), 4.95%, 1/14/2028 (b)	1,500	1,503
(SOFR + 0.87%), 5.50%, 5/26/2028 (b)	24,719	24,876
(SOFR + 0.93%), 4.97%, 7/14/2028 (b)	1,560	1,564
Morgan Stanley Private Bank NA
(SOFR + 0.77%), 4.47%, 7/6/2028 (b)	8,245	8,238
(SOFR + 0.76%), 4.21%, 2/8/2030 (b)	7,788	7,655
National Bank of Canada (Canada)
(SOFR + 0.80%), 4.95%, 2/1/2028 (b)	3,186	3,191
(SOFR + 0.64%), 4.37%, 4/30/2028 (b)	9,910	9,888
(SOFRINDX + 0.76%), 4.17%, 1/20/2029 (b)	8,958	8,884
(SOFR + 0.77%), 4.43%, 1/20/2029 (b)	5,643	5,655
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.58%, 3/1/2028 (b)	11,400	11,457
NatWest Markets plc (United Kingdom)
1.60%, 9/29/2026 (a)	792	791
5.42%, 5/17/2027 (a) (c)	15,200	15,314
4.17%, 11/6/2028 (a)	10,622	10,487
4.65%, 3/27/2029 (a)	14,152	14,062
PNC Bank NA (SOFR + 0.73%), 4.43%, 7/21/2028 (b)	10,842	10,834
PNC Financial Services Group, Inc. (The) (SOFR + 1.34%), 5.30%, 1/21/2028 (b)	6,374	6,399
Royal Bank of Canada (Canada)
(SOFRINDX + 0.72%), 4.51%, 10/18/2027 (b)	5,957	5,956
(SOFR + 0.84%), 4.40%, 4/17/2030 (b)	10,829	10,678
Santander Holdings USA, Inc. 3.24%, 10/5/2026	2,769	2,766
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Santander UK Group Holdings plc (United Kingdom) (SOFR + 1.22%), 2.47%, 1/11/2028 (b)	3,899	3,867
Societe Generale SA (France)
(SOFR + 1.10%), 4.75%, 2/19/2027 (a) (b)	678	680
5.25%, 2/19/2027 (a)	200	201
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.52%, 1/19/2028 (a) (b)	2,500	2,507
Standard Chartered Bank (United Kingdom)
(SOFR + 0.65%), 4.32%, 10/8/2026 (b)	800	800
4.85%, 12/3/2027	8,583	8,615
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.75%, 2/8/2028 (a) (b)	24,688	24,877
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (b)	5,964	6,165
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.77%), 4.30%, 1/13/2030 (a) (b)	9,790	9,620
Sumitomo Mitsui Financial Group, Inc. (Japan) 2.17%, 1/14/2027	3,758	3,729
Sumitomo Mitsui Trust Bank Ltd. (Japan)
5.20%, 3/7/2027 (a) (c)	2,235	2,245
4.45%, 9/10/2027 (a)	12,666	12,662
Toronto-Dominion Bank (The) (Canada)
4.57%, 12/17/2026	15,473	15,491
Series FXD, 1.95%, 1/12/2027 (c)	3,427	3,400
2.80%, 3/10/2027	18,200	18,067
(SOFR + 0.73%), 4.39%, 4/5/2027 (b)	1,883	1,889
4.11%, 10/13/2028	8,744	8,631
Truist Bank
(SOFR + 0.77%), 4.42%, 7/24/2028 (b)	48,407	48,296
Series I, (SOFR + 0.66%), 4.14%, 1/27/2029 (b)	5,649	5,600
US Bancorp
(SOFR + 0.73%), 2.22%, 1/27/2028 (b) (c)	5,627	5,575
(SOFR + 1.66%), 4.55%, 7/22/2028 (b)	10,295	10,288
US Bank NA
(SOFR + 0.69%), 4.51%, 10/22/2027 (b)	45,497	45,495
(SOFR + 0.91%), 4.73%, 5/15/2028 (b)	14,266	14,281
Wells Fargo & Co.
Series W, (SOFR + 0.78%), 4.90%, 1/24/2028 (b)	5,931	5,940
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFR + 0.74%), 4.18%, 1/23/2030 (b)	10,341	10,173
Westpac New Zealand Ltd. (New Zealand) 4.13%, 1/29/2029 (a)	4,481	4,409
		1,218,713
Beverages — 0.6%
Coca-Cola Europacific Partners plc (United Kingdom) 1.50%, 1/15/2027 (a)	7,612	7,529
Constellation Brands, Inc. 4.35%, 5/9/2027	24,774	24,750
		32,279
Biotechnology — 0.4%
AbbVie, Inc.
3.78%, 3/3/2028	13,953	13,785
(SOFRINDX + 0.48%), 4.16%, 3/3/2028 (b)	5,500	5,505
		19,290
Broadline Retail — 0.1%
Amazon.com, Inc. (SOFR + 0.44%), 4.11%, 3/13/2028 (b)	6,741	6,745
Building Products — 0.4%
Amrize Finance US LLC 4.60%, 4/7/2027	16,785	16,811
CRH America Finance, Inc. 3.40%, 5/9/2027 (a)	4,623	4,584
		21,395
Capital Markets — 5.1%
Bank of New York Mellon (The) (SOFR + 0.43%), 4.07%, 8/24/2028 (b)	13,656	13,667
Charles Schwab Corp. (The) 2.45%, 3/3/2027	19,526	19,355
Deutsche Bank AG (Germany)
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	6,177	6,146
(SOFR + 1.32%), 2.55%, 1/7/2028 (b)	3,800	3,772
Goldman Sachs Bank USA (SOFR + 0.72%), 4.66%, 6/3/2029 (b)	234	233
Goldman Sachs Group, Inc. (The)
(SOFR + 0.82%), 1.54%, 9/10/2027 (b)	22,800	22,784
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	13,235	13,189
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	5,695	5,645
(SOFR + 1.85%), 3.62%, 3/15/2028 (b)	1,500	1,492
(SOFR + 1.32%), 4.94%, 4/23/2028 (b)	5,000	5,011
(SOFR + 1.73%), 4.48%, 8/23/2028 (b)	23,372	23,325
(SOFR + 0.71%), 4.15%, 1/21/2029 (b)	10,762	10,666
(SOFR + 0.71%), 4.37%, 1/21/2029 (b)	6,741	6,745
Macquarie Bank Ltd. (Australia)
5.27%, 7/2/2027 (a) (c)	15,460	15,577
3.92%, 2/3/2028 (a)	7,096	7,034
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	3

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 0.48%), 4.13%, 2/3/2028 (a) (b)	6,571	6,576
Macquarie Group Ltd. (Australia) (SOFR + 0.91%), 1.63%, 9/23/2027 (a) (b)	181	181
Mizuho Markets Cayman LP (Japan)
(SOFR + 0.52%), 4.15%, 10/9/2026 (a) (b)	16,932	16,937
(SOFR + 0.60%), 4.60%, 6/23/2028 (a) (b)	21,544	21,516
Morgan Stanley
(SOFR + 1.01%), 5.65%, 4/13/2028 (b)	6,468	6,508
(SOFR + 0.80%), 4.24%, 1/9/2030 (b)	14,580	14,338
(SOFRINDX + 0.96%), 4.56%, 4/10/2030 (b)	7,626	7,540
State Street Corp. (SOFR + 0.95%), 4.54%, 4/24/2028 (b) (c)	8,113	8,116
UBS Group AG (Switzerland)
4.25%, 3/23/2028 (a)	11,961	11,887
(SOFR + 0.84%), 4.21%, 4/10/2030 (a) (b)	13,393	13,121
		261,361
Chemicals — 0.6%
Chevron Phillips Chemical Co. LLC 3.40%, 12/1/2026 (a)	740	738
Ecolab, Inc. 4.30%, 6/15/2028	2,985	2,971
Nutrien Ltd. (Canada)
4.00%, 12/15/2026	2,178	2,176
4.50%, 3/12/2027	17,592	17,598
Sherwin-Williams Co. (The) 3.45%, 6/1/2027	5,689	5,646
		29,129
Commercial Services & Supplies — 0.2%
Element Fleet Management Corp. (Canada) 5.64%, 3/13/2027 (a)	12,445	12,500
Construction & Engineering — 0.1%
Quanta Services, Inc. 4.75%, 8/9/2027	7,502	7,521
Consumer Finance — 5.8%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	20,050	19,991
6.10%, 1/15/2027	7,489	7,528
4.88%, 4/1/2028	10,783	10,799
American Express Co.
3.30%, 5/3/2027	3,572	3,549
(SOFR + 1.00%), 5.10%, 2/16/2028 (b)	12,021	12,054
(SOFR + 0.58%), 4.01%, 2/9/2029 (b)	8,757	8,675
(SOFR + 0.59%), 4.24%, 2/9/2029 (b)	14,020	14,025
American Honda Finance Corp.
(SOFR + 0.62%), 4.29%, 12/11/2026 (b)	12,944	12,954
(SOFR + 0.75%), 4.42%, 1/15/2027 (b)	25,831	25,860
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
(SOFR + 0.87%), 4.54%, 7/9/2027 (b)	9,467	9,497
(SOFR + 0.73%), 4.39%, 8/13/2027 (b)	17,875	17,888
Avolon Holdings Funding Ltd. (Ireland)
2.53%, 11/18/2027 (a)	5,884	5,719
4.20%, 4/15/2029 (a)	9,996	9,753
Capital One Financial Corp.
4.10%, 2/9/2027	7,000	6,994
3.65%, 5/11/2027	3,014	2,999
(SOFR + 0.86%), 1.88%, 11/2/2027 (b)	2,374	2,363
(SOFR + 2.06%), 4.93%, 5/10/2028 (b)	19,602	19,636
General Motors Financial Co., Inc.
4.35%, 1/17/2027	4,830	4,828
2.35%, 2/26/2027	1,990	1,969
5.00%, 4/9/2027	4,684	4,697
5.40%, 5/8/2027	8,551	8,598
5.00%, 7/15/2027	2,200	2,208
5.35%, 7/15/2027	9,960	10,029
6.00%, 1/9/2028	5,498	5,577
Toyota Motor Credit Corp.
(SOFR + 0.60%), 4.27%, 7/21/2027 (b)	8,330	8,343
(SOFR + 0.34%), 3.98%, 8/13/2027 (b) (c)	29,883	29,891
(SOFR + 0.50%), 4.15%, 8/25/2027 (b)	30,841	30,850
		297,274
Consumer Staples Distribution & Retail — 0.4%
Alimentation Couche-Tard, Inc. (Canada) 3.55%, 7/26/2027 (a)	4,783	4,744
Kroger Co. (The)
2.65%, 10/15/2026	8,724	8,706
3.70%, 8/1/2027	5,253	5,221
		18,671
Diversified Telecommunication Services — 0.7%
AT&T, Inc. (SOFR + 0.65%), 4.30%, 8/10/2028 (b)	25,790	25,880
NBN Co. Ltd. (Australia) 4.00%, 10/1/2027 (a)	9,275	9,209
		35,089
Electric Utilities — 2.6%
Alliant Energy Finance LLC 5.40%, 6/6/2027 (a)	2,906	2,922
Duke Energy Corp. 2.65%, 9/1/2026	12,609	12,609
ENEL Finance International NV (Italy)
3.63%, 5/25/2027 (a)	5,154	5,115
4.63%, 6/15/2027 (a) (c)	25,322	25,336
Georgia Power Co. (SOFRINDX + 0.42%), 4.06%, 11/22/2027 (b)	20,379	20,422
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
ITC Holdings Corp. 4.95%, 9/22/2027 (a)	532	533
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/2027	17,277	17,122
3.55%, 5/1/2027	4,361	4,336
4.69%, 9/1/2027	16,541	16,581
Oncor Electric Delivery Co. LLC 4.50%, 3/20/2027	6,136	6,139
Virginia Electric and Power Co. Series A, 3.50%, 3/15/2027	5,941	5,917
Virginia Power Fuel Securitization LLC Series A-1, 5.09%, 5/1/2027	3,572	3,578
Wisconsin Electric Power Co. 3.95%, 3/1/2029	3,245	3,187
Xcel Energy, Inc. 3.35%, 12/1/2026	9,900	9,875
		133,672
Energy Equipment & Services — 0.5%
Baker Hughes Holdings LLC 4.05%, 3/11/2029	17,569	17,268
Schlumberger Holdings Corp. 5.00%, 5/29/2027 (a)	7,640	7,670
		24,938
Financial Services — 1.1%
Citigroup Global Markets Holdings, Inc. (SOFR + 0.50%), 4.18%, 1/4/2027 (b) (c)	5,641	5,642
Equitable America Global Funding 5.00%, 8/28/2029 (a)	6,930	6,912
Nationwide Building Society (United Kingdom)
4.85%, 7/27/2027 (a) (c)	10,257	10,303
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (b)	769	771
NTT Finance Corp. (Japan)
4.57%, 7/16/2027 (a)	20,207	20,211
4.37%, 7/27/2027 (a) (c)	5,976	5,967
4.74%, 3/31/2028 (a)	6,739	6,727
4.62%, 7/16/2028 (a)	376	374
		56,907
Food Products — 1.1%
Bunge Ltd. Finance Corp.
4.90%, 4/21/2027	7,495	7,517
3.75%, 9/25/2027	5,200	5,158
Danone SA (France) 2.95%, 11/2/2026 (a)	41,467	41,367
Ingredion, Inc. 3.20%, 10/1/2026	831	830
		54,872
Ground Transportation — 0.9%
ERAC USA Finance LLC 3.30%, 12/1/2026 (a)	19,276	19,233
Norfolk Southern Corp. 7.80%, 5/15/2027	7,550	7,731
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ground Transportation — continued
Penske Truck Leasing Co. LP
3.40%, 11/15/2026 (a)	10,054	10,031
5.35%, 1/12/2027 (a)	1,108	1,110
4.20%, 4/1/2027 (a)	4,608	4,601
4.40%, 7/1/2027 (a)	4,689	4,685
Ryder System, Inc. 5.30%, 3/15/2027	171	172
		47,563
Health Care Equipment & Supplies — 0.3%
Becton Dickinson & Co. 6.70%, 12/1/2026	469	471
Zimmer Biomet Holdings, Inc. 4.70%, 2/19/2027	16,449	16,460
		16,931
Health Care Providers & Services — 0.6%
Cardinal Health, Inc.
4.70%, 11/15/2026	7,238	7,242
3.41%, 6/15/2027	3,263	3,237
Cigna Group (The) 3.40%, 3/1/2027	22,684	22,584
		33,063
Health Care REITs — 0.4%
DOC DR LLC 4.30%, 3/15/2027	1,653	1,652
Healthpeak OP LLC 1.35%, 2/1/2027	11,936	11,781
Ventas Realty LP 3.25%, 10/15/2026	8,914	8,903
		22,336
Hotels, Restaurants & Leisure — 0.6%
Expedia Group, Inc. 4.63%, 8/1/2027	5,622	5,627
Marriott International, Inc. 4.20%, 7/15/2027	9,095	9,079
McDonald's Corp. 3.50%, 7/1/2027	15,259	15,146
		29,852
Household Products — 0.2%
Reckitt Benckiser Treasury Services plc (United Kingdom) 3.00%, 6/26/2027 (a)	11,779	11,644
Independent Power and Renewable Electricity Producers — 0.2%
Constellation Energy Generation LLC
3.90%, 1/8/2028	7,217	7,147
(SOFR + 0.60%), 4.27%, 1/8/2028 (b)	4,905	4,908
		12,055
Insurance — 5.0%
Athene Global Funding
1.73%, 10/2/2026 (a)	14,797	14,763
4.95%, 1/7/2027 (a)	21,517	21,551
CNA Financial Corp. 3.45%, 8/15/2027	18,738	18,559
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	5

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
CNO Global Funding
5.88%, 6/4/2027 (a)	4,885	4,929
4.38%, 9/8/2028 (a)	9,466	9,349
Corebridge Global Funding
4.65%, 8/20/2027 (a)	20,717	20,742
4.25%, 8/21/2028 (a)	3,108	3,071
F&G Global Funding
5.88%, 6/10/2027 (a)	19,991	20,159
4.65%, 9/8/2028 (a)	2,048	2,021
(SOFR + 1.33%), 5.00%, 9/8/2028 (a) (b)	5,237	5,239
Jackson National Life Global Funding
(SOFR + 0.89%), 4.56%, 6/9/2027 (a) (b)	7,000	7,018
5.55%, 7/2/2027 (a)	12,358	12,455
4.85%, 6/23/2028 (a)	13,428	13,399
(SOFR + 0.95%), 4.63%, 9/12/2028 (a) (b)	16,765	16,819
Lincoln National Corp. 3.63%, 12/12/2026	359	359
MassMutual Global Funding II (SOFR + 0.66%), 4.32%, 1/22/2029 (a) (b)	6,896	6,894
Met Tower Global Funding
4.00%, 10/1/2027 (a) (c)	2,283	2,272
4.00%, 1/14/2029 (a)	24,877	24,464
Metropolitan Life Global Funding I
5.05%, 1/6/2028 (a)	5,757	5,790
(SOFR + 0.70%), 4.34%, 8/25/2028 (a) (b)	4,227	4,240
New York Life Global Funding
3.90%, 10/1/2027 (a) (c)	8,639	8,585
(SOFR + 0.57%), 4.22%, 2/2/2029 (a) (b)	9,587	9,587
Principal Life Global Funding II 4.60%, 8/19/2027 (a)	7,401	7,410
Western-Southern Global Funding
4.38%, 6/2/2027 (a)	8,074	8,063
4.25%, 1/29/2029 (a)	9,909	9,754
		257,492
Interactive Media & Services — 0.1%
Alphabet, Inc. (SOFRINDX + 0.44%), 4.09%, 8/10/2028 (b)	4,992	5,000
IT Services — 0.2%
CGI, Inc. (Canada) 1.45%, 9/14/2026	11,292	11,278
Machinery — 0.7%
Daimler Truck Finance North America LLC (Germany)
5.00%, 1/15/2027 (a)	10,376	10,398
5.13%, 9/25/2027 (a)	1,365	1,373
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Machinery — continued
4.95%, 1/13/2028 (a)	15,014	15,063
Xylem, Inc. 3.25%, 11/1/2026	9,430	9,411
		36,245
Metals & Mining — 0.5%
Anglo American Capital plc (South Africa) 4.75%, 4/10/2027 (a)	16,107	16,094
Glencore Funding LLC (Australia)
(SOFRINDX + 0.75%), 4.42%, 10/1/2026 (a) (b)	2,331	2,332
4.00%, 3/27/2027 (a)	3,674	3,665
5.34%, 4/4/2027 (a)	1,545	1,552
Rio Tinto Finance USA plc (Australia) 4.38%, 3/12/2027	1,783	1,783
		25,426
Multi-Utilities — 1.0%
Ameren Corp. 1.95%, 3/15/2027	17,344	17,118
CMS Energy Corp. 3.45%, 8/15/2027	6,419	6,357
DTE Energy Co.
2.85%, 10/1/2026	5,920	5,913
4.95%, 7/1/2027	20,626	20,688
		50,076
Oil, Gas & Consumable Fuels — 1.7%
Canadian Natural Resources Ltd. (Canada) 3.85%, 6/1/2027	1,971	1,961
Enbridge, Inc. (Canada)
1.60%, 10/4/2026	12,809	12,777
5.90%, 11/15/2026	4,757	4,766
5.25%, 4/5/2027	6,678	6,705
Energy Transfer LP
6.05%, 12/1/2026	883	886
4.40%, 3/15/2027	7,045	7,043
4.20%, 4/15/2027	1,101	1,099
Enterprise Products Operating LLC 4.30%, 6/20/2028	3,097	3,082
Northwest Pipeline LLC 4.00%, 4/1/2027	12,000	11,966
ONEOK, Inc.
4.00%, 7/13/2027	11,893	11,838
4.25%, 9/24/2027	3,249	3,240
5.63%, 1/15/2028 (a)	10,320	10,391
Spectra Energy Partners LP 3.38%, 10/15/2026	11,908	11,894
		87,648
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — 0.4%
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	19,556	19,541
Residential REITs — 0.9%
Essex Portfolio LP 3.63%, 5/1/2027	14,516	14,441
Mid-America Apartments LP
1.10%, 9/15/2026	8,375	8,366
3.60%, 6/1/2027	14,767	14,687
UDR, Inc. 2.95%, 9/1/2026	6,224	6,224
		43,718
Retail REITs — 0.8%
Federal Realty OP LP 3.25%, 7/15/2027	9,395	9,292
Kimco Realty OP LLC 3.80%, 4/1/2027	3,616	3,605
NNN REIT, Inc.
3.60%, 12/15/2026	5,649	5,636
3.50%, 10/15/2027	2,677	2,644
Realty Income Corp. 3.95%, 8/15/2027	6,165	6,143
Scentre Group Trust 1 (Australia) 3.75%, 3/23/2027 (a)	14,066	13,990
		41,310
Semiconductors & Semiconductor Equipment — 0.8%
Broadcom, Inc. 4.80%, 4/15/2028	34,651	34,693
NXP BV (Netherlands)
3.15%, 5/1/2027	5,677	5,627
4.40%, 6/1/2027	1,517	1,515
		41,835
Software — 0.7%
Roper Technologies, Inc. 1.40%, 9/15/2027	10,400	10,089
Synopsys, Inc. 4.55%, 4/1/2027	24,710	24,731
		34,820
Specialized REITs — 0.9%
American Tower Corp.
3.13%, 1/15/2027	6,513	6,479
3.65%, 3/15/2027	5,022	5,001
1.50%, 1/31/2028	11,931	11,405
Equinix, Inc. 1.55%, 3/15/2028	24,935	23,751
		46,636
Technology Hardware, Storage & Peripherals — 0.8%
Dell International LLC 4.90%, 10/1/2026	14,837	14,840
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — continued
Hewlett Packard Enterprise Co.
4.45%, 9/25/2026	18,746	18,749
4.05%, 9/15/2027	6,731	6,698
		40,287
Tobacco — 0.6%
BAT Capital Corp. (United Kingdom) 3.56%, 8/15/2027	9,440	9,361
Philip Morris International, Inc.
4.75%, 2/12/2027	9,717	9,736
3.88%, 10/27/2028	9,507	9,354
		28,451
Trading Companies & Distributors — 0.1%
Aviation Capital Group LLC 4.75%, 4/14/2027 (a)	2,642	2,645
Wireless Telecommunication Services — 0.5%
T-Mobile USA, Inc. 3.75%, 4/15/2027	24,405	24,306
Total Corporate Bonds (Cost $3,386,183)		3,381,573
Asset-Backed Securities — 10.5%
Ally Auto Receivables Trust
Series 2025-1, Class A2, 4.03%, 7/17/2028	8,328	8,327
Series 2026-1, Class A2, 3.91%, 11/15/2028	19,885	19,865
ARI Fleet Lease Trust Series 2026-B, Class A2, 4.34%, 2/15/2035 (a)	5,070	5,054
BMW Vehicle Lease Trust
Series 2025-1, Class A2A, 4.43%, 9/27/2027	2,224	2,225
Series 2025-2, Class A2A, 3.94%, 11/26/2027	16,222	16,215
BofA Auto Trust Series 2026-1A, Class A2A, 4.10%, 11/15/2028 (a)	16,140	16,125
Capital One Prime Auto Receivables Trust Series 2025-1, Class A2A, 3.88%, 1/16/2029	3,632	3,627
Carmax Auto Owner Trust Series 2023-3, Class A3, 5.28%, 5/15/2028	11,214	11,243
CarMax Auto Owner Trust
Series 2026-1, Class A2A, 3.87%, 4/16/2029	17,031	16,996
Series 2026-2, Class A2A, 4.11%, 8/15/2029	7,890	7,872
CCG Receivables Trust Series 2024-1, Class A2, 4.99%, 3/15/2032 (a)	12,831	12,879
Dell Equipment Finance Trust Series 2025-1, Class A2, 4.68%, 7/22/2027 (a)	2,310	2,312
DLLAD LLC Series 2025-1A, Class A2, 4.46%, 11/20/2028 (a)	1,680	1,680
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	7

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Enterprise Fleet Financing LLC
Series 2024-4, Class A2, 4.69%, 7/20/2027 (a)	2,608	2,611
Series 2026-2, Class A2, 4.33%, 2/20/2029 (a)	16,060	16,016
Series 2026-3, Class A2, 4.50%, 5/21/2029 (a)	3,921	3,915
Series 2023-2, Class A2, 5.56%, 4/22/2030 (a)	107	108
Ford Credit Auto Lease Trust
Series 2026-A, Class A2A, 3.83%, 8/15/2028	20,060	20,015
Series 2026-B, Class A2A, 4.39%, 3/15/2029	28,732	28,718
GM Financial Automobile Leasing Trust
Series 2024-3, Class A3, 4.21%, 10/20/2027	942	942
Series 2026-1, Class A2, 3.77%, 4/20/2028	35,090	34,998
Series 2026-3, Class A2A, 4.33%, 10/20/2028	19,870	19,841
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A3, 4.66%, 2/16/2028	339	340
Series 2026-1, Class A2A, 3.77%, 3/16/2029	6,692	6,676
Series 2024-2, Class A3, 5.10%, 3/16/2029	1,236	1,241
Honda Auto Receivables Owner Trust
Series 2023-3, Class A3, 5.41%, 2/18/2028	2,369	2,375
Series 2024-1, Class A3, 5.21%, 8/15/2028	10,896	10,939
Series 2026-2, Class A2A, 4.11%, 12/15/2028	11,695	11,674
Series 2023-3, Class A4, 5.30%, 12/18/2029	8,848	8,878
HPEFS Equipment Trust Series 2025-1A, Class A2, 4.49%, 9/20/2032 (a)	4,476	4,479
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class A2A, 4.58%, 9/15/2027 (a)	2,592	2,594
Series 2026-B, Class A2A, 4.06%, 9/15/2028 (a)	5,020	5,006
Series 2026-C, Class A2A, 4.43%, 12/15/2028 (a)	21,133	21,121
John Deere Owner Trust Series 2024-B, Class A3, 5.20%, 3/15/2029	2,200	2,212
Mercedes-Benz Auto Lease Trust Series 2025-A, Class A2A, 4.57%, 4/17/2028	4,866	4,871
Porsche Innovative Lease Owner Trust
Series 2025-1A, Class A2A, 4.60%, 12/20/2027 (a)	1,114	1,115
Series 2026-1A, Class A2A, 4.10%, 10/20/2028	3,015	3,010
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Santander Drive Auto Receivables Trust
Series 2025-4, Class A2, 4.28%, 1/15/2029	9,112	9,114
Series 2026-1, Class A2, 4.04%, 3/15/2029	6,037	6,031
SBNA Auto Lease Trust Series 2024-C, Class A3, 4.56%, 2/22/2028 (a)	1,343	1,344
SCF Equipment Leasing LLC
Series 2025-1A, Class A2, 4.82%, 7/22/2030 (a)	246	246
Series 2025-2A, Class A2, 4.26%, 12/22/2031 (a)	6,390	6,377
SFS Auto Receivables Securitization Trust Series 2026-2A, Class A2A, 4.27%, 10/22/2029 (a)	4,566	4,559
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA, Class A2A, 4.21%, 1/22/2029 (a)	9,570	9,544
Toyota Auto Receivables Owner Trust
Series 2023-D, Class A3, 5.54%, 8/15/2028	4,591	4,614
Series 2023-B, Class A4, 4.66%, 9/15/2028	11,280	11,304
Series 2024-A, Class A3, 4.83%, 10/16/2028	3,897	3,908
Series 2024-D, Class A3, 4.40%, 6/15/2029	20,132	20,139
Volkswagen Auto Loan Enhanced Trust
Series 2025-2, Class A2A, 4.00%, 8/21/2028	32,384	32,352
Series 2024-1, Class A3, 4.63%, 7/20/2029	24,000	24,041
Volvo Financial Equipment LLC Series 2026-1A, Class A2, 3.90%, 11/15/2028 (a)	16,370	16,314
WF Card Issuance Trust Series 2024-A1, Class A, 4.94%, 2/15/2029	17,218	17,278
Wheels Fleet Lease Funding LLC Series 2024-3A, Class A1, 4.80%, 9/19/2039 (a)	2,330	2,336
World Omni Auto Receivables Trust
Series 2023-D, Class A3, 5.79%, 2/15/2029	649	653
Series 2024-A, Class A3, 4.86%, 3/15/2029	7,742	7,761
Series 2026-A, Class A2A, 3.71%, 4/16/2029	18,613	18,559
Series 2024-B, Class A3, 5.27%, 9/17/2029	4,566	4,586
Total Asset-Backed Securities (Cost $539,881)		539,175
U.S. Treasury Obligations — 4.1%
U.S. Treasury Notes
3.38%, 9/15/2027	16,400	16,262
3.38%, 11/30/2027	51,700	51,130
3.38%, 12/31/2027	52,600	51,975
3.38%, 2/29/2028	44,000	43,412
3.75%, 4/30/2028	25,600	25,364
4.00%, 5/31/2028	26,000	25,855
Total U.S. Treasury Obligations (Cost $215,500)		213,998
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Income Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — 0.5%
FHLMC 4.00%, 3/5/2029 (Cost $24,400)	24,400	24,109
Short-Term Investments — 19.5%
Certificates of Deposits — 2.2%
Credit Industriel et Commercial (France) , 4.20%, 5/19/2027	43,898	43,832
HSBC Bank USA NA (SOFR + 0.37%), 4.02%, 1/4/2027 (b)	5,407	5,410
Intesa Sanpaolo Spa (Italy)
4.28%, 1/8/2027	3,771	3,772
4.28%, 1/11/2027	6,371	6,373
KEB Hana Bank (South Korea) , 3.94%, 9/4/2026	5,869	5,869
Oversea-Chinese Banking Corp. Ltd. (Singapore) , 4.12%, 5/18/2027	23,842	23,805
Sumitomo Mitsui Banking Corp. (Japan) (SOFR + 0.38%), 4.03%, 8/5/2027 (b)	23,041	23,046
Westpac Banking Corp. (Australia) , 4.00%, 3/12/2027	2,982	2,978
Total Certificates of Deposit (Cost $115,181)		115,085
Commercial Paper — 13.1%
ANZ New Zealand International Ltd. (New Zealand) 4.03%, 4/19/2027 (a) (d)	35,053	34,119
Australia & New Zealand Banking Group Ltd. (Australia) 3.75%, 2/3/2027 (a) (d)	13,319	13,087
Banco Bilbao Vizcaya Argentaria (Spain)
4.24%, 5/21/2027 (d)	42,750	41,409
4.47%, 7/9/2027 (d)	10,826	10,421
Banco Santander SA (Spain) 4.05%, 4/19/2027 (a) (d)	16,200	15,764
Bank of Nova Scotia (The) (Canada) 4.06%, 5/14/2027 (a) (d)	7,448	7,228
Charles Schwab & Co., Inc. 4.18%, 2/16/2027 (a) (d)	22,435	21,997
Commonwealth Bank of Australia (Australia) 4.15%, 5/28/2027 (a) (d)	19,468	18,847
Credit Industriel et Commercial (France) 4.20%, 5/20/2027 (a) (d)	22,656	21,959
Danske Bank A/S (Denmark) 4.49%, 7/23/2027 (a) (d)	36,589	35,178
Electricite de France SA (France) 4.06%, 11/24/2026 (a) (d)	38,603	38,241
Federation des Caisses Desjardins du Quebec (Canada) 3.81%, 1/19/2027 (a) (d)	25,003	24,610
First Abu Dhabi Bank PJSC (United Arab Emirates)
3.93%, 11/10/2026 (a) (d)	30,423	30,190
3.84%, 1/29/2027 (a) (d)	22,301	21,916
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Glencore Funding LLC (Australia) 4.19%, 12/22/2026 (a) (d)	21,077	20,800
HSBC USA, Inc.
4.03%, 2/3/2027 (a) (d)	6,000	5,892
4.42%, 8/13/2027 (a) (d)	11,655	11,165
ING Bank NV (Netherlands)
4.25%, 2/22/2027 (d)	18,500	18,128
4.40%, 7/21/2027 (d)	33,250	31,971
Jackson National Life Short Term Funding LLC 3.90%, 2/3/2027 (a) (d)	11,287	11,088
Lloyds Bank plc (United Kingdom)
4.29%, 6/17/2027 (a) (d)	8,844	8,542
4.37%, 8/23/2027 (a) (d)	13,066	12,510
LSEG US Fin Corp. (United Kingdom) 4.01%, 3/5/2027 (d)	17,275	16,905
Macquarie Group Ltd. (Australia)
4.06%, 12/15/2026 (d)	4,800	4,743
4.11%, 3/8/2027 (d)	2,732	2,672
National Bank of Canada (Canada)
4.15%, 4/6/2027 (a) (d)	20,483	19,972
4.18%, 5/21/2027 (a) (d)	6,277	6,085
National Westminster Bank plc (United Kingdom)
4.19%, 5/25/2027 (a) (d)	4,681	4,536
4.19%, 5/27/2027 (a) (d)	10,160	9,843
4.51%, 7/29/2027 (a) (d)	6,032	5,797
National Westminster Bank Plc (United Kingdom) 4.41%, 8/6/2027 (a) (d)	5,153	4,947
NatWest Markets plc (United Kingdom) 4.36%, 8/23/2027 (a) (d)	2,960	2,835
Royal Bank of Canada (Canada) 4.20%, 3/24/2027 (a) (d)	22,274	21,752
RWE AG (Germany) 4.60%, 4/20/2027 (a) (d)	24,586	23,910
Skandinaviska Enskilda Banken AB (Sweden) 4.10%, 4/13/2027 (a) (d)	10,526	10,255
Sumitomo Mitsui Banking Corp. (Japan) (SOFR + 0.40%), 4.05%, 12/4/2026 (a) (b)	7,352	7,357
Svenska Handelsbanken AB (Sweden)
4.08%, 4/13/2027 (a) (d)	16,700	16,267
4.21%, 6/9/2027 (a) (d)	20,394	19,720
Swedbank AB (Sweden) 4.00%, 5/5/2027 (a) (d)	15,000	14,572
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	9

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Commercial Paper — continued
Toronto-Dominion Bank (The) (Canada) 4.07%, 4/22/2027 (a) (d)	10,432	10,150
Westpac Securities Ltd. (New Zealand) 4.13%, 5/28/2027 (a) (d)	18,122	17,554
Total Commercial Paper (Cost $675,637)		674,934
	SHARES (000)
Investment Companies — 2.3%
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (e) (f) (Cost $117,896)	117,886	117,898
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.71% (e) (f) (Cost $34,379)	34,379	34,379
	PRINCIPAL AMOUNT ($000)
Repurchase Agreements — 1.2%
Wells Fargo Securities LLC, 4.09%, dated 8/31/2026, due 12/10/2026, repurchase price $60,688, collateralized by Collateralized Mortgage Obligations, 3.50% - 7.29%, due 9/13/2032 - 3/25/2071, with the value of $65,698. (Cost $60,000)	60,000	60,000
Total Short-Term Investments (Cost $1,003,093)		1,002,296
Total Investments — 100.4% (Cost $5,169,057)		5,161,151
Liabilities in Excess of Other Assets — (0.4)%		(19,729)
NET ASSETS — 100.0%		5,141,422

Percentages indicated are based on net assets.

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(c)	The security or a portion of this security is on loan at August 31, 2026. The total value of securities on loan at August 31, 2026 is $33,038 (See Note 2.D.).
(d)	The rate shown is the effective yield as of August 31, 2026.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Income Funds	August 31, 2026

STATEMENT OF ASSETS AND LIABILITIES
AS OF August 31, 2026 (Unaudited)
(Amounts in thousands, except per share amounts)

JPMorgan Managed Income Fund
ASSETS:
Investments in non-affiliates, at value	$4,948,874
Investments in affiliates, at value	117,898
Investments of cash collateral received from securities loaned, at value (See Note 2.D.)	34,379
Repurchase agreements, at value	60,000
Receivables:
Fund shares sold	4,942
Interest from non-affiliates	41,716
Interest from affiliates	11
Dividends from affiliates	885
Securities lending income (See Note 2.D.)	6
Total Assets	5,208,711
LIABILITIES:
Payables:
Due to custodian	— (a)
Distributions	237
Investment securities purchased	20,459
Collateral received on securities loaned (See Note 2.D.)	34,379
Fund shares redeemed	10,690
Accrued liabilities:
Investment advisory fees	432
Administration fees	196
Service fees	469
Custodian and accounting fees	74
Trustees’ and Chief Compliance Officer’s fees	— (a)
Other	353
Total Liabilities	67,289
Net Assets	$5,141,422

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	11

STATEMENT OF ASSETS AND LIABILITIES
AS OF August 31, 2026 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
JPMorgan Managed Income Fund
NET ASSETS:
Paid-in-Capital	$5,212,018
Total distributable earnings (loss)	(70,596)
Total Net Assets	$5,141,422
Net Assets:
Class I	$114,558
Class L	5,026,864
Total	$5,141,422
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class I	11,451
Class L	501,787
Net Asset Value (a):
Class I — Offering and redemption price per share	$10.00
Class L — Offering and redemption price per share	10.02
Cost of investments in non-affiliates	$4,956,782
Cost of investments in affiliates	117,896
Cost of repurchase agreements	60,000
Investment securities on loan, at value (See Note 2.D.)	33,038
Cost of investment of cash collateral (See Note 2.D.)	34,379

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Income Funds	August 31, 2026

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2026 (Unaudited)
(Amounts in thousands)

JPMorgan Managed Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$102,903
Dividend income from affiliates	4,918
Income from securities lending (net) (See Note 2.D.)	20
Total investment income	107,841
EXPENSES:
Investment advisory fees	3,904
Administration fees	1,952
Service fees:
Class I	126
Class L	2,553
Custodian and accounting fees	77
Interest expense to affiliates	3
Professional fees	53
Trustees’ and Chief Compliance Officer’s fees	18
Printing and mailing costs	22
Registration and filing fees	58
Transfer agency fees (See Note 2.H.)	18
Other	23
Total expenses	8,807
Less fees waived	(2,427)
Net expenses	6,380
Net investment income (loss)	101,461
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	3,791
Investments in affiliates	(82)
Futures contracts	40
Net realized gain (loss)	3,749
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(23,062)
Investments in affiliates	(8)
Change in net unrealized appreciation/depreciation	(23,070)
Net realized/unrealized gains (losses)	(19,321)
Change in net assets resulting from operations	$82,140
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	13

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Managed Income Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$101,461	$226,509
Net realized gain (loss)	3,749	12,940
Change in net unrealized appreciation/depreciation	(23,070)	1,529
Change in net assets resulting from operations	82,140	240,978
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(1,930)	(5,201)
Class L	(101,352)	(223,697)
Total distributions to shareholders	(103,282)	(228,898)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	292,219	(569,696)
NET ASSETS:
Change in net assets	271,077	(557,616)
Beginning of period	4,870,345	5,427,961
End of period	$5,141,422	$4,870,345
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Income Funds	August 31, 2026

	JPMorgan Managed Income Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$40,906	$124,839
Distributions reinvested	1,854	5,008
Cost of shares redeemed	(24,283)	(178,398)
Change in net assets resulting from Class I capital transactions	18,477	(48,551)
Class L
Proceeds from shares issued	3,628,398	6,086,561
Distributions reinvested	95,459	213,496
Cost of shares redeemed	(3,450,115)	(6,821,202)
Change in net assets resulting from Class L capital transactions	273,742	(521,145)
Total change in net assets resulting from capital transactions	$292,219	$(569,696)
SHARE TRANSACTIONS:
Class I
Issued	4,087	12,457
Reinvested	185	500
Redeemed	(2,426)	(17,788)
Change in Class I Shares	1,846	(4,831)
Class L
Issued	361,840	605,893
Reinvested	9,522	21,254
Redeemed	(344,136)	(679,031)
Change in Class L Shares	27,226	(51,884)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	15

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Managed Income Fund
Class I
Six Months Ended August 31, 2026 (Unaudited)	$10.05	$0.19	$(0.05)	$0.14	$(0.19)
Year Ended February 28, 2026	10.02	0.41	0.03	0.44	(0.41)
Year Ended February 28, 2025	9.99	0.48	0.03	0.51	(0.48)
Year Ended February 29, 2024	9.98	0.48	—(f )	0.48	(0.47)
Year Ended February 28, 2023	9.96	0.16	0.03	0.19	(0.17)
Year Ended February 28, 2022	10.03	0.02	(0.06)	(0.04)	(0.03)
Class L
Six Months Ended August 31, 2026 (Unaudited)	10.06	0.20	(0.04)	0.16	(0.20)
Year Ended February 28, 2026	10.04	0.42	0.03	0.45	(0.43)
Year Ended February 28, 2025	10.00	0.50	0.04	0.54	(0.50)
Year Ended February 29, 2024	9.99	0.48	0.02	0.50	(0.49)
Year Ended February 28, 2023	9.97	0.17	0.03	0.20	(0.18)
Year Ended February 28, 2022	10.04	0.03	(0.06)	(0.03)	(0.04)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Income Funds	August 31, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$10.00	1.44%	$114,558	0.39%	3.75%	0.49%	44%
10.05	4.50	96,491	0.39	4.09	0.49	98
10.02	5.26	144,680	0.39	4.80	0.49	103
9.99	4.93	242,304	0.39	4.77	0.49	96
9.98	1.90	173,561	0.39	1.58	0.48	47
9.96	(0.43)	27,865	0.39	0.19	0.48	78

10.02	1.61	5,026,864	0.24	3.90	0.34	44
10.06	4.55	4,773,854	0.24	4.22	0.34	98
10.04	5.52	5,283,281	0.24	4.98	0.34	103
10.00	5.09	5,483,197	0.24	4.83	0.33	96
9.99	2.06	8,206,090	0.24	1.68	0.33	47
9.97	(0.28)	12,895,309	0.24	0.33	0.33	78

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Income Funds	17

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following is a separate fund of the Trust (the "Fund") covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Managed Income Fund	Class I and Class L	Diversified
The investment objective of the Fund is to seek current income while seeking to maintain a low volatility of principal.
All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder service agreements. No sales charges are assessed with respect to the Fund.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Certain short term investments may be valued using the amortized cost method, provided it approximates the fair market value of the investment. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can generally be expected to vary inversely with changes in prevailing interest rates.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.

18	J.P. Morgan Income Funds	August 31, 2026

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$539,175	$—	$539,175
Corporate Bonds	—	3,381,573	—	3,381,573
U.S. Government Agency Securities	—	24,109	—	24,109
U.S. Treasury Obligations	—	213,998	—	213,998
Short-Term Investments
Certificates of Deposits	—	115,085	—	115,085
Commercial Paper	—	674,934	—	674,934
Investment Companies	117,898	—	—	117,898
Investment of Cash Collateral from Securities Loaned	34,379	—	—	34,379
Repurchase Agreements	—	60,000	—	60,000
Total Short-Term Investments	152,277	850,019	—	1,002,296
Total Investments in Securities	$152,277	$5,008,874	$—	$5,161,151
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Fund.
As of August 31, 2026, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Repurchase Agreements— The Fund may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Fund requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan.
The Fund's repurchase agreements are not subject to master netting arrangements.

August 31, 2026	J.P. Morgan Income Funds	19

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
D. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value (but generally 102% or 105%, as explained below) plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents the Fund's value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Fund as of August 31, 2026.
Investment Securities on Loan, at value, Presented on the Statement of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
$33,038	$(33,038)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
E. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b)	$—	$2,163,035	$2,045,087	$(52)	$2	$117,898	117,886	$2,643	$—

20	J.P. Morgan Income Funds	August 31, 2026

For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.68% (a) (b)	$45,068	$2,514,917	$2,559,945	$(30)	$(10)	$—	—	$2,275	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.71% (a) (b)	16,384	122,384	104,389	—	—	34,379	34,379	300 (c)	—
Total	$61,452	$4,800,336	$4,709,421	$(82)	$(8)	$152,277		$5,218	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.
(c)	Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
F. Futures Contracts— The Fund used interest rate futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Fund's futures contracts activity during the six months ended August 31, 2026:

Futures Contracts:
Average Notional Balance Long	$62,555
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
H. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

August 31, 2026	J.P. Morgan Income Funds	21

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Fund for the six months ended August 31, 2026, are as follows:
	Class I	Class L	Total
Transfer agency fees	$2	$16	$18
I. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of August 31, 2026, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
J. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
K. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
L. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.15% of the Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the six months ended August 31, 2026, the effective annualized rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMCB serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund's principal underwriter and promotes and arranges for the sale of the Fund's shares. JPMDS receives no compensation in its capacity as the Fund’s underwriter.

22	J.P. Morgan Income Funds	August 31, 2026

D. Service Fees— The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class I	Class L
0.25%	0.10%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Fund's respective average daily net assets as shown in the table below:
Class I	Class L
0.40%	0.25%

The expense limitation agreement was in effect for the six months ended August 31, 2026 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2027.
For the six months ended August 31, 2026, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Investment Advisory Fees	Administration Fees	Service Fees	Total
$1,332	$888	$1	$2,221
Additionally, the Fund may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the Affiliated Money Market Fund on the Fund's investment in such Affiliated Money Market Fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these Affiliated Money Market Funds for the six months ended August 31, 2026 was $206.
G. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

August 31, 2026	J.P. Morgan Income Funds	23

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Board's independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended August 31, 2026, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended August 31, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$1,317,210	$1,512,296	$257,338	$161,485
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2026 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$5,169,057	$2,858	$10,764	$(7,906)
At February 28, 2026, the Fund had net capital loss carryforwards, which are available to offset future realized gains as follows:
Capital Loss Carryforward Character
Short-Term	Long-Term
$28,411	$36,610
During the year ended February 28, 2026, the Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term	Long-Term
$8,477	$3,302
6. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Fund because the Fund and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2026.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2026.

24	J.P. Morgan Income Funds	August 31, 2026

The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 4, 2026, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Fund did not utilize the Credit Facility during the six months ended August 31, 2026.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
As of August 31, 2026, the Fund had one individual shareholder and/or affiliated omnibus account, which owned 87.2% of the Fund's outstanding shares.
Significant shareholder transactions by these shareholders may impact the Fund's performance and liquidity.
The Fund is subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
The Fund is subject to the risk that, should the Fund decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deems to be representative of its value, the value of the Fund’s net assets could be adversely affected.
The Fund is subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to accurately predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Fund is subject to credit risk. The Fund's investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Fund's investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund's securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Investing in securities of foreign countries may include certain risks and considerations not typically associated with investing in U.S. securities. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and currencies, and future and adverse political, social and economic developments.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, supply chain disruptions, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as

August 31, 2026	J.P. Morgan Income Funds	25

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

26	J.P. Morgan Income Funds	August 31, 2026

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Fund.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. August 2026.
SAN-INC3-826

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreement. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings on June 23-24, 2026 and August 11-13, 2026, at which the Trustees considered the continuation of the investment advisory agreement for the Fund whose semi-annual report is contained herein (the “Advisory Agreement”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings and recommendations. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 13, 2026.
As part of their review of the Advisory Agreement, the Trustees considered and reviewed performance and other information about the Fund received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Fund’s performance as compared to the performance of its peers and benchmark and analyses by the Adviser of the Fund’s performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). Further, at each of the investment committees’ regular meetings throughout the year, the Trustees reviewed information regarding select J.P. Morgan Funds’ investment teams, processes and performance. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Fund’s objectives, benchmarks, and peers. Before voting on the Advisory Agreement, the Trustees reviewed the Advisory Agreement with representatives of the Adviser, counsel to the Fund and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees reviewing the legal standards for their consideration of the Advisory Agreement. The Trustees also discussed the Advisory Agreement with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees considered information provided with respect to the Fund throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from the Fund under the Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under its Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund, including personnel changes, if any;
•
The investment strategy for the Fund, and the infrastructure supporting the portfolio management team;
•
The Adviser’s risk management processes, systems and oversight;
•
Information about the structure and distribution strategy for the Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Fund and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Fund;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services provided to the Fund by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to the Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less the Adviser’s quantification of the expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make industry-wide comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Fund for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered information regarding the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for the Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Fund. In addition to the service arrangements with JPMCB and other affiliates described above, the Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Fund.
Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale and/or share in any benefits or economies of scale realized by the Adviser. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Fund was priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that the Fund has implemented contractual expense limitations and fee waivers (“Fee Caps”), which allow the Fund’s shareholders to share potential economies of scale from the Fund’s inception. The Trustees also noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Fund of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Fund. The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Fund, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, cybersecurity measures, and investments into artificial intelligence), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for the Fund, including Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of the Fund at competitive levels, was reasonable. The Trustees concluded that the Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds advised or sub-advised by the Adviser, for investment management styles substantially similar to that of the Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about the Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Fund in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Fund within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in the Fund’s Universe. As part of this review, the Trustees also reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance are summarized below:
The Trustees noted that the Fund’s performance for Class I shares was in the fifth quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees noted that the performance for Class L shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
Advisory Fee and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by the Fund to the Adviser. In doing so, the Trustees compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the Peer Group (the “Peer Group”), a subset of funds within the Universe. The Trustees recognized that Broadridge reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund. The Trustees considered the Fee Caps currently in place for the Fund, the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s advisory fee and expense ratios are summarized below:
The Trustees noted that the Fund’s net advisory fee for Class I shares was in the first quintile of the Peer Group, and that the actual total expenses for Class I shares were in the fifth quintile of the Peer Group. The Trustees noted that the net advisory fee for Class L shares was in the first quintile of the Peer Group, and that the actual total expenses for Class L shares were in the second quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
November 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
November 2, 2026

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
November 2, 2026